UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2009

Date of reporting period: March 31, 2009

Item 1.         Reports to Shareholders.

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2009

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iShares S&P Global 100 Index Fund

iShares S&P Global Clean Energy Index Fund

iShares S&P Global Consumer Discretionary Sector Index Fund

iShares S&P Global Consumer Staples Sector Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Industrials Sector Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Materials Sector Index Fund

iShares S&P Global Nuclear Energy Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Timber & Forestry Index Fund

iShares S&P Global Utilities Sector Index Fund

iShares®

iShares®

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Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(40.19)%	(40.31)%	(40.39)%	(3.91)%	(4.11)%	(4.05)%	(4.71)%	(4.74)%	(4.63)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(40.19)%	(40.31)%	(40.39)%	(18.07)%	(18.93)%	(18.66)%	(33.08)%	(33.25)%	(32.62)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.43%

Energy	17.69

Financial	12.27

Technology	11.69

Consumer Cyclical	9.04

Communications	7.85

Industrial	6.42

Basic Materials	4.68

Utilities	3.14

Diversified	0.33

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.85%

Johnson & Johnson	2.96

Microsoft Corp.	2.86

Procter & Gamble Co. (The)	2.81

Chevron Corp.	2.74

International Business Machines Corp.	2.64

Nestle SA Registered (Switzerland)	2.63

BP PLC (United Kingdom)	2.58

Total SA (France)	2.40

Wal-Mart Stores Inc.	2.37

TOTAL	30.84%

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index™ (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (40.19)%, while the total return for the Index was (40.39)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

U.S. stocks, which comprised more than 45% of the Index as of March 31, 2009, held up slightly better than markets in other regions of the globe; the broad U.S. stock indexes declined by approximately 35% for the reporting period. The U.S. economy grew by just 1.1% in 2008, including a contraction in the fourth quarter of the year that represented the biggest quarterly drop in economic output since 1982. Meanwhile, the worsening credit environment led to a series of bankruptcies, near-failures and takeovers in the financial sector. In response, the Federal Reserve cut its federal funds rate target to its lowest level ever – a range of 0% to 0.25% – and expanded its programs aimed at restoring liquidity in the credit markets. In addition, the federal government passed a massive fiscal stimulus package in early 2009 and introduced a number of new programs designed to revitalize the economy and aid in the recovery of the financial sector.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

European stocks, which also made up approximately 45% of the Index as of the end of the period, fell by approximately 50% for the reporting period. Consistently weak economic data led both the European Central Bank and the Bank of England (“BOE”) to cut short-term interest rates significantly. The BOE lowered rates to 1% in February 2009 – the lowest level in the 315-year history of the U.K. central bank. As in the U.S., a number of European countries, including the U.K. and the Netherlands, provided capital infusions to troubled financial institutions. Another factor weighing on European stock performance was a stronger U.S. dollar, which rose by 19% versus the euro during the reporting period. The dollar’s strength further depressed European equity returns for U.S. investors.

In the Asia/Pacific region, the Japanese stock market held up the best, though it suffered more substantial losses late in the reporting period as a widening trade gap weakened its export-based industrial sector, contributing to worsening economic conditions. A sharp decline in demand for commodities weighed on the Australian stock market, despite some economic resiliency in neighboring trade partner China. South Korea suffered as a shift toward risk aversion caused investors to flee many emerging markets.

From a sector perspective, financial stocks suffered the largest decline within the Index as a result of the global credit crisis and economic downturn. The industrials and materials sectors, which are typically economically sensitive segments of the market, were also among the weaker performers in the Index. On the other end of the spectrum, the health care and consumer staples sectors, which tend to be less affected by the overall economic environment, held up best, though each fell by more than 20% for the reporting period.

Nine of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. U.S. software firm Microsoft Corp. posted the largest decline as consumer spending on technology – particularly personal computers – weakened. Other notable decliners included U.S. household products maker Procter & Gamble Co., which struggled with an increase in demand for private-label products and a slowdown in emerging markets, and French energy producer Total SA, which declined amid a sharp drop in energy prices. The only stock among the Fund’s top ten holdings to produce a positive return for the reporting period was U.S. discount retailer Wal-Mart Stores Inc., which benefited from increased demand for discounted goods and services.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of March 31, 2009

Cumulative Total Returns

Inception to 3/31/09

NAV	MARKET	INDEX
(66.51)%	(66.29)%	(66.83)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Energy - Alternate Sources	59.93%

Power Converters/Power Supply Equipment	28.99

Electronic Components - Semiconductors	6.99

Independent Power Producer	3.87

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Iberdrola Renovables SA (Spain)	8.50%

First Solar Inc.	7.53

Yingli Green Energy Holding Co. Ltd. ADR (China)	5.75

EDF Energies Nouvelles SA (France)	5.48

Vestas Wind Systems A/S (Denmark)	5.46

SolarWorld AG (Germany)	5.22

Covanta Holding Corp.	4.87

Renewable Energy Corp. ASA (Norway)	4.75

Babcock & Brown Wind Partners Ltd. (Australia)	4.38

Trina Solar Ltd. SP ADR (China)	3.99

TOTAL	55.93%

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index™ (the “Index”). The Index is designed to track performance of approximately 30 of the most liquid and tradable global companies which represent the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 24, 2008 (inception date of the Fund) through March 31, 2009 (the “reporting period”), the total return for the Fund was (66.51)%, while the total return for the Index was (66.83)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 17% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

Global clean energy stocks, as represented by the Index, plummeted during the reporting period, significantly underperforming the broad S&P Global 1200 Index. Oil and natural gas prices peaked shortly after the beginning of the reporting period and then dropped sharply through the end of 2008. Falling oil and gas prices reduced demand for alternative energy sources, such as solar, wind, and other clean energy that is produced by the companies represented in the Index. In addition, the generally weak economic environment led to a broad slowdown in demand for energy, further hurting the returns for clean energy stocks.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Each of the Fund’s ten largest holdings as of March 31, 2009, declined by more than 40% for the reporting period. The worst performers included Chinese solar power companies Trina Solar Ltd. and Yingli Green Energy Holding Co. Ltd. Both companies were hurt by a sharp decline in demand for solar panels and falling prices. Other notable decliners included Norwegian solar energy company Renewable Energy Corp. ASA and Danish wind power firm Vestas Wind Systems A/S. The better performers among the Fund’s ten largest holdings on a relative basis were Spanish renewable energy company Iberdrola Renovables SA, the Fund’s largest holding and the largest wind power operator in the world, and French clean energy firm EDF Energies Nouvelles SA.

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(39.94)%	(40.18)%	(40.14)%	(18.15)%	(18.15)%	(18.07)%	(40.00)%	(40.00)%	(39.89)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Retail	29.97%

Media	21.43

Auto Manufacturers	18.32

Apparel	4.00

Home Furnishings	3.97

Auto Parts & Equipment	3.68

Internet	2.12

Lodging	1.81

Advertising	1.63

Distribution & Wholesale	1.61

Leisure Time	1.49

Holding Companies - Diversified	1.42

Commercial Services	1.22

Food Service	1.14

Home Builders	0.94

Entertainment	0.86

Electrical Components & Equipment	0.86

Toys, Games & Hobbies	0.61

Telecommunications	0.54

Hand & Machine Tools	0.49

Chemicals	0.40

Manufacturing	0.33

Household Products & Wares	0.30

Cosmetics & Personal Care	0.24

Health Care - Products	0.21

Housewares	0.13

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	6.91%

McDonald’s Corp.	5.05

Home Depot Inc.	3.28

Comcast Corp. Class A	3.22

Honda Motor Co. Ltd. (Japan)	3.04

Walt Disney Co. (The)	2.74

Vivendi (France)	2.48

Lowe’s Companies Inc.	2.20

Volkswagen AG (Germany)	2.18

Target Corp.	2.12

TOTAL	33.22%

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that S&P believes are important to global markets. Component companies include consumer product manufacturing, service, media and retail companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (39.94)%, while the total return for the Index was (40.14)%.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

Global consumer discretionary stocks, as represented by the Index, posted declines in line with the broad S&P Global 1200 Index. The global economic downturn had a negative impact on this sector, especially auto makers and auto components manufacturers, which were among the weakest performers during the reporting period. In particular, the U.S. auto industry suffered as vehicle sales dropped precipitously. Household durables companies, which include appliance makers and homebuilders, also suffered substantial losses. Among the few positive performers in the consumer discretionary sector were private education firms, which saw increased enrollment as rising unemployment persuaded more people to further their education, and discount retailers, who saw consumer demand rise for lower-priced goods and services.

Eight of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. U.S. media and entertainment company The Walt Disney Co. suffered the largest decline as advertising revenue fell and theme park attendance slumped. Other notable decliners included Japanese automaker Toyota Motor Corp., which fell as worldwide auto sales shrank, and U.S. retail chain Target Corp., which saw sales fall as the economy weakened. The only two stocks among the Fund’s top ten holdings to produce positive returns for the reporting period were German automaker Volkswagen AG, which rallied amid a possible merger with Porsche AG, and U.S. fast-food restaurant chain McDonald’s Corp., which benefited from a broad shift in consumer demand towards lower-priced goods and services.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(29.44)%	(29.69)%	(29.45)%	(5.97)%	(6.05)%	(5.89)%	(14.53)%	(14.71)%	(14.36)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Food	32.54%

Beverages	19.22

Retail	14.97

Agriculture	14.70

Cosmetics & Personal Care	13.23

Household Products & Wares	3.35

Manufacturing	0.96

Food Service	0.21

Forest Products & Paper	0.12

Short-Term and Other Net Assets	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	8.60%

Nestle SA Registered (Switzerland)	8.10

Wal-Mart Stores Inc.	7.24

Coca-Cola Co. (The)	5.46

PepsiCo Inc.	5.00

Philip Morris International Inc.	4.45

British American Tobacco PLC (United Kingdom)	2.88

CVS Caremark Corp.	2.49

Tesco PLC (United Kingdom)	2.35

Unilever NV (Netherlands)	2.10

TOTAL	48.67%

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the consumer staples sector of the economy and that S&P believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (29.44)%, while the total return for the Index was (29.45)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

Global consumer staples stocks, as represented by the Index, declined by nearly 30% for the reporting period but outperformed the broad S&P Global 1200 Index. Companies in the consumer staples sector make or sell products and services that are generally in demand regardless of economic conditions, so these stocks tend to hold up well in periods of economic weakness. Beverage makers and food & staples retailers were the best performers in this segment of the market as consumers focused their purchases on basic necessities. Personal products companies, which are primarily makers of cosmetics, posted the largest declines within the sector for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Nine of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. Dutch household products maker Unilever NV suffered the largest decline as the company reported disappointing earnings in a challenging consumer spending environment. Other notable decliners included two U.K. companies – tobacco maker British American Tobacco PLC and retailer Tesco PLC. The only stock among the Fund’s ten largest holdings to produce a positive return for the reporting period was U.S. discount retailer Wal-Mart Stores Inc., which benefited from increased demand for discounted goods and services.

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.15)%	(37.20)%	(37.28)%	7.68%	7.21%	7.62%	8.35%	8.33%	7.93%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.15)%	(37.20)%	(37.28)%	44.79%	41.64%	44.39%	80.81%	80.48%	75.80%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Oil & Gas	89.62%

Oil & Gas Services	6.00

Pipelines	2.58

Coal	0.70

Mining	0.36

Metal Fabricate & Hardware	0.32

Engineering & Construction	0.14

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	19.26%

Chevron Corp.	7.53

BP PLC (United Kingdom)	7.13

Total SA (France)	6.48

Royal Dutch Shell PLC Class A (United Kingdom)	4.44

ConocoPhillips	3.41

Royal Dutch Shell PLC Class B (United Kingdom)	3.26

BG Group PLC (United Kingdom)	3.16

Eni SpA (Italy)	2.88

Schlumberger Ltd.	2.79

TOTAL	60.34%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the energy sector of the economy and that S&P believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, and oil refinery, oil storage and transportation, and coal and uranium mining companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (37.15)%, while the total return for the Index was (37.28)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Global energy stocks, as represented by the Index, declined for the reporting period but held up slightly better than the broad S&P Global 1200 Index. Energy stocks began the period on an upswing, rallying as the price of oil surged to an all-time high of more than $145 per barrel in mid-2008. However, the broad economic slowdown led to a sharp reversal in oil prices – which finished the reporting period at approximately $50 per barrel, down 51% – and energy stocks followed suit. Energy equipment and services providers suffered the largest losses as lower energy prices led to reduced drilling activity. Among energy production companies, those with notable refining operations struggled the most as declining demand and weaker energy prices weighed on refining profit margins.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. U.S. energy services provider Schlumberger Ltd. fell the most as waning drilling activity weighed on the company’s earnings. Other notable decliners included U.S. energy producer ConocoPhillips, whose sizable refining business saw profit margins narrow as oil prices fell, and Italian oil and gas producer Eni SpA, which experienced a sharp slowdown in its exploration and production business. The Fund’s two largest holdings as of March 31, 2009, U.S. energy producers Exxon Mobil Corp. and Chevron Corp., held up the best among the top ten holdings.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(59.97)%	(59.71)%	(60.21)%	(12.86)%	(12.94)%	(12.97)%	(6.35)%	(6.27)%	(6.34)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(59.97)%	(59.71)%	(60.21)%	(49.76)%	(49.97)%	(50.08)%	(38.41)%	(38.03)%	(38.38)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Banks	52.40%

Insurance	20.16

Diversified Financial Services	18.01

Real Estate	4.22

Real Estate Investment Trusts	2.38

Holding Companies - Diversified	0.88

Savings & Loans	0.52

Investment Companies	0.23

Commercial Services	0.19

Home Builders	0.17

Venture Capital	0.06

Short-Term and Other Net Assets	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
JPMorgan Chase & Co.	4.26%

HSBC Holdings PLC (United Kingdom)	2.93

Wells Fargo & Co.	2.58

Banco Santander SA (Spain)	2.39

Mitsubishi UFJ Financial Group Inc. (Japan)	2.22

Goldman Sachs Group Inc. (The)	2.03

Bank of America Corp.	1.86

Royal Bank of Canada (Canada)	1.77

Allianz SE Registered (Germany)	1.62

Westpac Banking Corp. (Australia)	1.62

TOTAL	23.28%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the financial sector of the economy and that S&P believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (59.97)%, while the total return for the Index was (60.21)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Global financial stocks, as represented by the Index, suffered the largest decline of any sector in the global equity markets, falling by 60% as a group for the reporting period. The economic downturn and credit crunch put substantial downward pressure on the financial sector, bringing a number of financial companies to the brink of bankruptcy and led directly to increased government intervention to shore up the financial sector. Every segment of the financial sector fell sharply during the reporting period, but mortgage and consumer finance companies generally suffered the most severe losses as mortgage foreclosures and delinquencies on consumer debt surged. Banks and financial services firms were hit hard by the frozen credit markets, which resulted in substantial losses on credit-related investment securities that damaged their balance sheets and forced many companies to raise additional capital. Even insurance firms, which had been less impacted for much of 2008, struggled with growing losses and capital shortages in early 2009.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined by more than 30% for the reporting period. U.S. financial services firm Bank of America Corp. fell the most as the company struggled with losses related to its late-2008 acquisition of brokerage firm Merrill Lynch. Other notable decliners included Spanish bank Banco Santander SA, which slid amid rising loan defaults in Spain, and British bank HSBC Holdings PLC, which was forced to cut its dividend and issue new shares to shore up its balance sheet. Canadian bank Royal Bank of Canada and Australian bank Westpac Banking Corp. held up best among the Fund’s ten largest holdings.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(22.52)%	(22.55)%	(22.60)%	(1.85)%	(1.96)%	(1.75)%	(1.88)%	(1.92)%	(1.78)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(22.52)%	(22.55)%	(22.60)%	(8.93)%	(9.42)%	(8.43)%	(13.09)%	(13.36)%	(12.44)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Pharmaceuticals	62.58%

Health Care - Products	20.13

Biotechnology	7.13

Health Care - Services	4.86

Chemicals	2.51

Electronics	1.21

Commercial Services	0.58

Insurance	0.29

Software	0.14

Manufacturing	0.01

Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Johnson & Johnson	8.78%

Novartis AG Registered (Switzerland)	6.04

Roche Holding AG Genusschein (Switzerland)	5.82

Pfizer Inc.	5.54

GlaxoSmithKline PLC (United Kingdom)	4.87

Abbott Laboratories	4.45

Sanofi-Aventis (France)	3.51

Wyeth	3.46

Merck & Co. Inc.	3.40

Amgen Inc.	3.09

TOTAL	48.96%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be a part of the healthcare sector of the economy and that S&P believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (22.52)%, while the total return for the Index was (22.60)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Despite a decline of more than 20% as a group, global healthcare stocks (as represented by the Index) were the best performers in the global equity markets from a sector standpoint during the reporting period. Healthcare is generally perceived as a defensive sector that typically has less economic sensitivity than the broader stock market, so these stocks tend to hold up well in an economic slowdown. Biotechnology and pharmaceutical stocks were the best performers, benefiting in part from an increase in merger activity, including several pharmaceutical companies seeking to boost their growth prospects via acquisition of a biotech firm. Healthcare equipment makers suffered the largest decline in the group, as many of these companies make devices for medical procedures that are more elective than essential.

Eight of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. U.S. pharmaceutical firms Pfizer Inc. and Merck & Co. Inc. posted the largest declines as both companies made major acquisitions of other U.S. drug makers – Pfizer agreed to buy Wyeth, while Merck acquired Schering-Plough Corp. Another notable decliner was Swiss pharmaceutical company Roche Holding AG, which moved to acquire the remaining shares of U.S. biotechnology firm Genentech Inc. that Roche didn’t already own. The only two stocks to produce positive returns among the Fund’s top ten holdings were Wyeth and U.S. biotechnology company Amgen Inc., which gained as the company’s new osteoporosis medication achieved success in clinical trials.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(49.24)%	(49.18)%	(49.53)%	(17.66)%	(17.64)%	(17.53)%	(39.09)%	(39.04)%	(38.87)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Manufacturing	21.79%

Transportation	17.78

Aerospace & Defense	14.32

Engineering & Construction	7.76

Commercial Services	5.96

Distribution & Wholesale	5.26

Machinery	4.93

Electrical Components & Equipment	3.47

Electronics	2.77

Airlines	2.35

Hand & Machine Tools	2.27

Building Materials	1.97

Environmental Control	1.56

Metal Fabricate & Hardware	1.55

Holding Companies - Diversified	1.42

Auto Manufacturers	0.89

Machinery - Diversified	0.83

Machinery - Construction & Mining	0.66

Food	0.35

Office & Business Equipment	0.32

Software	0.28

Energy - Alternate Sources	0.24

Textiles	0.23

Household Products & Wares	0.17

Housewares	0.08

Short-Term and Other Net Assets	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
General Electric Co.	7.66%

Siemens AG Registered (Germany)	3.78

United Parcel Service Inc. Class B	3.52

United Technologies Corp.	2.94

3M Co.	2.48

ABB Ltd. Registered (Switzerland)	2.31

Boeing Co. (The)	1.89

Lockheed Martin Corp.	1.65

Emerson Electric Co.	1.57

Union Pacific Corp.	1.51

TOTAL	29.31%

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the industrials sector of the economy and that S&P believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (49.24)%, while the total return for the Index was (49.53)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

Global industrial stocks, as represented by the Index, were among the weaker performers in the global equity markets, tumbling by nearly 50% as a group for the reporting period. The economic downturn had a significant impact on the industrial sector, which experienced a sharp decline in demand as the global economic condition weakened. Industrial conglomerates and machinery manufacturers were hit the hardest by the global recession, as were building products makers, which felt the effects of a deteriorating housing market. Road and rail stocks held up the best; in particular, railroad stocks in Asia performed well as China and other countries pledged funds to expand railways as part of their economic stimulus plans.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. The Fund’s largest holding, U.S. industrial conglomerate General Electric Co., posted the largest decline amid substantial losses at the company’s finance arm, GE Capital. Other notable decliners included U.S. aircraft manufacturer Boeing Co., which fell as orders for new airplanes slumped, and Swiss power systems manufacturer ABB Ltd., which fell as infrastructure spending weakened. U.S. defense contractor Lockheed Martin Corp. held up the best among the Fund’s top ten holdings, though it still fell by more than 25% for the reporting period.

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(44.19)%	(44.03)%	(44.52)%	(40.94)%	(40.75)%	(41.23)%	(49.83)%	(49.62)%	(50.14)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Electric	33.82%

Commercial Services	24.67

Pipelines	16.68

Engineering & Construction	7.13

Transportation	6.94

Gas	5.44

Holding Companies - Diversified	2.27

Storage & Warehousing	1.83

Aerospace & Defense	0.46

Water	0.09

Short-Term and Other Net Assets	0.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
TransCanada Corp. (Canada)	4.53%

Abertis Infraestructuras SA (Spain)	4.33

Enbridge Inc. (Canada)	4.20

E.ON AG (Germany)	4.12

Transurban Group (Australia)	4.10

Atlantia SpA (Italy)	3.80

GDF Suez (France)	3.46

Spectra Energy Corp.	3.19

Exelon Corp.	2.55

Williams Companies Inc. (The)	2.55

TOTAL	36.83%

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure IndexTM (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (44.19)%, while the total return for the Index was (44.52)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Global infrastructure stocks, as represented by the Index, declined for the reporting period and lagged the broad S&P Global 1200 Index. The worldwide economic downturn had a negative impact on infrastructure stocks, which include companies engaged in the utilities, energy distribution, and transportation industries. Utilities were generally the best performers, benefiting from their defensive nature as “essential-services” stocks that typically hold up well in an economic downturn. Energy distributors declined in line with the broad global market amid a sharp drop in energy prices. Transportation infrastructure stocks suffered the largest losses within the group as the economic slowdown forced many governments around the world to reduce spending on infrastructure projects.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined by more than 25% for the reporting period. U.S. natural gas pipeline operator Williams Companies Inc. posted the largest decline amid reduced demand and slumping natural gas prices. Other notable decliners included German electric utility firm E.ON AG, which faced slowing demand and rising debt payments, and Spanish infrastructure management firm Abertis Infraestructuras SA, which also struggled with declining revenues and near-term debt maturities. The best performers among the Fund’s top ten holdings on a relative basis were energy distribution companies Enbridge Inc. (Canada) and Spectra Energy Corp.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(50.23)%	(50.00)%	(50.45)%	(9.18)%	(9.07)%	(9.07)%	(21.78)%	(21.53)%	(21.56)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Mining	40.67%

Chemicals	29.36

Iron & Steel	12.92

Agriculture	4.73

Building Materials	3.77

Forest Products & Paper	2.91

Packaging & Containers	2.12

Engineering & Construction	1.04

Textiles	0.90

Manufacturing	0.48

Biotechnology	0.35

Oil & Gas	0.25

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.68%

Monsanto Co.	4.73

BHP Billiton PLC (United Kingdom)	4.52

Rio Tinto PLC (United Kingdom)	3.08

BASF SE (Germany)	2.96

Barrick Gold Corp. (Canada)	2.91

Goldcorp Inc. (Canada)	2.52

Potash Corp. of

Saskatchewan Inc. (Canada)	2.52

Companhia Vale do Rio Doce Preferred

SP ADR (Brazil)	2.46

Anglo American PLC (United Kingdom)	2.30

TOTAL	35.68%

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the materials sector of the economy and that S&P believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing and mining activities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (50.23)%, while the total return for the Index was (50.45)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Global materials stocks, as represented by the Index, were among the weaker performers in the global equity markets, tumbling by 50% as a group for the reporting period. The economic downturn had a significant negative impact on commodities prices, many of which fell sharply after reaching record highs in mid-2008. In turn, the commodity price declines weighed on the earnings of materials companies. Paper and forest products producers and construction materials companies suffered the largest losses in the materials sector. Paper producers declined amid a downturn in the newspaper industry, while construction materials producers felt the effects of a deteriorating housing market. Chemicals companies held up the best, while metals and mining stocks – which comprised more than half of the Index as of March 31, 2009 – performed in line with the sector as a whole.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. British mining companies Anglo American PLC and Rio Tinto PLC suffered the largest declines as the weak global economy led to declining output and lower commodity prices, forcing both companies to cut jobs and conserve cash. Other notable decliners included Brazilian mining concern Companhia Vale do Rio Doce and German chemicals producer BASF SE. Canadian gold mining company Goldcorp Inc. held up the best among the Fund’s top ten holdings as relatively low exploration and extraction costs helped boost profit margins for the company.

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of March 31, 2009

Cumulative Total Returns

Inception to 3/31/09

NAV	MARKET	INDEX
(39.62)%	(39.90)%	(41.42)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Non-Ferrous Metals	39.89%

Electric - Integrated	39.37

Diversified Minerals	11.54

Engineering/Research and

Development Services	6.20

Hazardous Waste Disposal	1.86

Energy - Alternate Sources	0.90

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Uranium One Inc. (Canada)	15.97%

Paladin Energy Ltd. (Australia)	11.54

Cameco Corp. (Canada)	8.17

Energy Resources of Australia Ltd. (Australia)	7.29

Exelon Corp.	6.44

FPL Group Inc.	4.89

McDermott International Inc.	4.81

E.ON AG (Germany)	4.65

Tokyo Electric Power Co. Inc. (The) (Japan)	4.53

FirstEnergy Corp.	3.69

TOTAL	71.98%

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy IndexTM (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy-related businesses that meet investability requirements. The Index is designed to provide liquid exposure to publicly listed companies in the global nuclear energy business from both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 24, 2008 (inception date of the Fund) through March 31, 2009 (the “reporting period”), the total return for the Fund was (39.62)%, while the total return for the Index was (41.42)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 17% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Global nuclear energy stocks, as represented by the Index, fell during the reporting period and performed in line with the broad S&P Global 1200 Index. Energy prices peaked shortly after the beginning of the reporting period and then dropped sharply, along with the prices of many other commodities, as the global economy slowed. These price declines weighed on the stocks of nuclear energy producers, as well as the producers of non-ferrous metals that are used as source material for nuclear energy. Utilities also felt the negative impact of falling energy prices and waning demand for power as the global economy slowed, but their defensive nature as “essential-services” stocks helped utilities – and the Index – perform in line with the broad global equity market.

Nine of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. U.S. construction and engineering company McDermott International Inc., which also manufactures nuclear power components, suffered the largest decline amid rising costs and its exposure to the struggling oil and gas industry. Other notable decliners included German electric utility E.ON AG, which faced slowing demand and rising debt payments, and Australian uranium mining firm Paladin Energy Ltd., which fell along with the broad decline in commodity prices. The only stock among the Fund’s top ten holdings to produce a positive return for the reporting period was Japanese electric utility Tokyo Electric Power Co. Inc., which operates the largest nuclear power plant in the world.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(33.10)%	(32.99)%	(34.00)%	(5.46)%	(5.46)%	(5.24)%	(4.28)%	(4.28)%	(3.91)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(33.10)%	(32.99)%	(34.00)%	(24.49)%	(24.46)%	(23.58)%	(27.61)%	(27.60)%	(25.51)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or” NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Computers	24.24%

Software	20.40

Semiconductors	19.22

Telecommunications	16.34

Internet	8.30

Electronics	4.24

Office & Business Equipment	2.65

Toys, Games & Hobbies	1.89

Electrical Components & Equipment	1.05

Manufacturing	0.84

Commercial Services	0.57

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Microsoft Corp.	8.18%

International Business Machines Corp.	7.54

Cisco Systems Inc.	5.70

Apple Inc.	5.42

Intel Corp.	4.86

Google Inc. Class A	4.80

Hewlett-Packard Co.	4.59

Oracle Corp.	4.11

QUALCOMM Inc.	3.67

Taiwan Semiconductor Manufacturing

Co. Ltd. SP ADR (Taiwan)	3.26

TOTAL	52.13%

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the information technology sector of the economy and that S&P believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (33.10)%, while the total return for the Index was (34.00)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	35

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Global technology stocks, as represented by the Index, declined for the reporting period but outperformed the broad S&P Global 1200 Index. Spending on technology fell broadly during the reporting period, particularly in the corporate sector as businesses looked for ways to reduce costs. However, demand held up reasonably well in some segments of the technology sector, and the sector as a whole got a boost late in the reporting period as investors began to anticipate a future economic recovery in the U.S. Information technology services providers were the best performers as cost-sensitive companies increased their outsourcing of technology services and support. Software makers were also among the better performers in the technology space, while electronic and communications equipment manufacturers posted the largest losses as corporations cut back on major technology purchases.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. U.S. software firm Microsoft Corp., the Fund’s largest holding, posted the weakest return as consumer spending on personal computers weakened. U.S. computer hardware maker Hewlett-Packard Co. and network equipment manufacturer Cisco Systems Inc. also suffered from reduced demand for technology. The only two stocks among the Fund’s top ten holdings to post single-digit declines for the reporting period were wireless technology company QUALCOMM Inc., which benefited from continued strength in cell phone sales, and enterprise software maker Oracle Corp., which enjoyed relatively steady demand.

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(31.87)%	(31.74)%	(32.20)%	1.47%	1.21%	1.36%	0.13%	0.13%	0.13%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(31.87)%	(31.74)%	(32.20)%	7.55%	6.20%	6.99%	1.00%	1.00%	0.98%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	37

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Telecommunications	97.01%

Media	1.43

Internet	1.10

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
AT&T Inc.	16.95%

Telefonica SA (Spain)	10.74

Vodafone Group PLC (United Kingdom)	10.55

Verizon Communications Inc.	9.79

China Mobile Ltd. (China)	4.77

France Telecom SA (France)	4.60

Deutsche Telekom AG Registered (Germany)	4.30

Nippon Telegraph and Telephone Corp. (Japan)	3.62

Koninklijke KPN NV (Netherlands)	2.77

Telstra Corp. Ltd. (Australia)	2.75

TOTAL	70.84%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (31.87)%, while the total return for the Index was (32.20)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Global telecommunications stocks, as represented by the Index, declined for the reporting period but outperformed the broad S&P Global 1200 Index. Diversified telecom services providers are considered to be defensive, “essential-services” stocks that typically hold up well in an economic downturn. In addition, diversified telecom companies tend to have relatively high dividend yields, which are attractive in an environment where many companies have been cutting their dividends. Wireless telecom providers suffered slightly larger declines than their diversified telecom counterparts, but still held up better than the broad global stock market. Strong growth in smartphones, which provide access to e-mail and the Internet, and emerging markets, where cellular phone ownership is half that of developed nations, helped boost results for global wireless providers.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. Australian telecom provider Telstra Corp. Ltd. posted the largest decline as earnings growth slowed and the company failed to bid on a proposed national broadband network in Australia. Other notable decliners included wireless services provider China Mobile Ltd., which fell as customer growth slowed, and British telecom company Vodafone Group PLC, which faced challenges meeting near-term debt maturities. Japanese telecom provider Nippon Telegraph and Telephone Corp. and U.S. telecom company Verizon Communications Inc. held up the best among the Fund’s ten largest holdings, due largely to strength in their respective wireless divisions.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	39

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of March 31, 2009

Cumulative Total Returns

Inception to 3/31/09

NAV	MARKET	INDEX
(53.41)%	(52.95)%	(53.82)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Forestry	47.65%

Paper & Related Products	44.41

Containers - Paper/Plastic	6.80

Short-Term and Other Net Assets	1.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets

Sino-Forest Corp. (Canada)	8.87%

Rayonier Inc.	8.87

Plum Creek Timber Co. Inc.	8.52

Potlatch Corp.	8.46

Weyerhaeuser Co.	7.60

Gunns Ltd. (Australia)	5.16

Deltic Timber Corp.	4.84

Canfor Corp. (Canada)	4.70

West Fraser Timber Co. Ltd. (Canada)	4.65

Sonoco Products Co.	3.40

TOTAL	65.07%

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry Index™ (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. The Index includes forest products companies, timber real estate investment trusts (REITs), paper products companies, paper packaging companies and agricultural products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 24, 2008 (inception date of the Fund) through March 31, 2009 (the “reporting period”), the total return for the Fund was (53.41)%, while the total return for the Index was (53.82)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 17% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	41

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Global timber and forestry stocks, as represented by the Index, fell sharply during the reporting period, underperforming the broad S&P Global 1200 Index. The economic downturn had a significant negative impact on commodities prices, many of which fell sharply after reaching record highs at the beginning of the reporting period. Declines in the prices of paper and lumber weighed on the earnings of paper and forest products makers. In addition, a downturn in the newspaper industry led to reduced demand for newsprint, further hurting the producers of paper and forest products.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined by more than 25% for the reporting period. Australian timber company Gunns Ltd. suffered the largest decline as slumping demand led to lowered profit and revenue expectations. Other notable decliners included Canadian firm Sino-Forest Corp., the Fund’s largest holding, which owns timberlands in China, and Canadian forest products company Canfor Corp., which struggled with weak lumber demand amid continued deterioration in the North American housing market. The best performers among the Fund’s top ten holdings on a relative basis were U.S. timber companies Rayonier Inc., Plum Creek Timber Co. Inc., and Deltic Timber Corp.

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.41)%	(37.42)%	(37.61)%	(8.10)%	(8.05)%	(8.11)%	(19.38)%	(19.27)%	(19.42)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	43

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Electric	80.40%

Gas	14.58

Water	2.53

Pipelines	0.67

Oil & Gas	0.54

Energy - Alternate Sources	0.46

Engineering & Construction	0.36

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
E.ON AG (Germany)	7.24%

GDF Suez (France)	6.31

Iberdrola SA (Spain)	4.57

RWE AG (Germany)	4.02

Exelon Corp.	3.89

Tokyo Electric Power Co. Inc. (The) (Japan)	3.68

Southern Co.	3.10

FPL Group Inc.	2.70

Enel SpA (Italy)	2.62

National Grid PLC (United Kingdom)	2.43

TOTAL	40.56%

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the utilities sector of the economy and that S&P believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (37.41)%, while the total return for the Index was (37.61)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

On a regional basis, U.S. stocks held up the best despite three consecutive quarters of economic contraction. The U.S. market benefited from expectations late in the reporting period that the U.S. economy will be the first to recover. The Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and South Korea, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

Global utilities stocks, as represented by the Index, declined for the reporting period but fared slightly better than the S&P Global 1200 Index. Utilities are considered to be defensive, “essential-services” stocks that typically hold up well in an economic downturn. In addition,

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

much of the Index consists of electric utilities, many of which are regulated and tend to have relatively high dividend yields, which are attractive in an environment where many companies have been cutting their dividends. On the downside, however, demand for power waned as the global economy slowed, and a sharp decline in energy prices also had a negative impact on the utilities sector. In particular, independent power producers, whose business is more sensitive to fluctuations in energy prices, suffered the largest losses within the utilities group during the reporting period.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. German electric utility E.ON AG, the Fund’s largest holding, and Spanish utility Iberdrola SA suffered the largest declines. E.ON faced slowing demand and rising debt payments, while Iberdrola struggled with rising costs resulting from an acquisition. Other major European utilities – Italian utility Enel SpA and French utility GDF Suez – were also notable decliners. The only two stocks among the Fund’s top ten holdings to post single-digit declines were Japanese utility Tokyo Electric Power Co. Inc. and U.S. utility Southern Co.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	45

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
S&P Global 100
Actual	$1,000.00	$ 699.80	0.40%	$1.70
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.02
S&P Global Clean Energy
Actual	1,000.00	481.60	0.48	1.77
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Consumer Discretionary Sector
Actual	1,000.00	715.40	0.48	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Consumer Staples Sector
Actual	1,000.00	768.50	0.48	2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
S&P Global Energy Sector
Actual	$1,000.00	$ 728.10	0.48%	$2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Financials Sector
Actual	1,000.00	505.20	0.48	1.80
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Healthcare Sector
Actual	1,000.00	799.80	0.48	2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Industrials Sector
Actual	1,000.00	650.10	0.48	1.97
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Infrastructure
Actual	1,000.00	691.40	0.48	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Materials Sector
Actual	1,000.00	698.20	0.49	2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.49	2.47
S&P Global Nuclear Energy
Actual	1,000.00	881.50	0.48	2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Technology Sector
Actual	1,000.00	774.70	0.48	2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Telecommunications Sector
Actual	1,000.00	825.70	0.48	2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Timber & Forestry
Actual	1,000.00	505.00	0.49	1.84
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.49	2.47
S&P Global Utilities Sector
Actual	1,000.00	732.60	0.48	2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	47

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.96%

AUSTRALIA – 1.50%
BHP Billiton Ltd.	374,796	$8,309,628

		8,309,628
FINLAND – 0.91%
Nokia OYJ	59,571	702,341
Nokia OYJ SP ADR	368,796	4,303,849

		5,006,190
FRANCE – 9.48%
Alcatel-Lucent[a]	227,592	428,483
AXA	202,014	2,427,337
BNP Paribas	102,312	4,227,330
Carrefour SA	59,247	2,312,670
Compagnie de Saint-Gobain	43,847	1,229,515
France Telecom SA	214,020	4,873,247
GDF Suez	158,688	5,446,338
L’Oreal SA	27,666	1,902,725
LVMH Moet Hennessy Louis Vuitton SAb	28,710	1,802,613
Sanofi-Aventis	116,667	6,564,610
Schneider Electric SA	27,666	1,840,648
Societe Generale	66,033	2,586,324
Total SA	266,742	13,254,189
Vivendi	131,544	3,479,921

		52,375,950
GERMANY – 7.15%
Allianz SE Registered	50,634	4,252,765
BASF SE	102,573	3,103,683
Bayer AG	85,608	4,091,823
Daimler AG Registered	109,359	2,770,339
Deutsche Bank AG Registered	63,945	2,572,463
Deutsche Telekom AG Registered	334,863	4,156,988
E.ON AG	226,548	6,289,472
RWE AG	49,329	3,458,744
Siemens AG Registered	102,312	5,842,463
Volkswagen AG	9,657	2,965,636

		39,504,376
ITALY – 0.42%
Assicurazioni Generali SpA	134,937	2,311,110

		2,311,110

Security	Shares	Value
JAPAN – 4.95%
Bridgestone Corp.	78,300	$1,116,986
Canon Inc.	132,550	3,784,459
FUJIFILM Holdings Corp.	52,400	1,127,367
Honda Motor Co. Ltd.	182,700	4,282,176
Nissan Motor Co. Ltd.	234,900	832,388
Panasonic Corp.	216,200	2,339,960
Seven & I Holdings Co. Ltd.	78,320	1,712,779
Sony Corp.	110,800	2,241,353
Toshiba Corp.	315,000	810,064
Toyota Motor Corp.	287,100	9,069,070

		27,316,602
NETHERLANDS – 1.31%
Aegon NV	133,893	519,799
ING Groep NV	232,551	1,281,346
Koninklijke Philips Electronics NV	6,145	90,399
Koninklijke Philips Electronics NV NYS	103,878	1,544,666
Unilever NV	19,717	388,747
Unilever NV NYS	173,043	3,391,643

		7,216,600
SOUTH KOREA – 1.04%
Samsung
Electronics Co. Ltd. GDR[c]	28,023	5,723,698

		5,723,698
SPAIN – 3.99%
Banco Bilbao Vizcaya Argentaria SA	422,820	3,430,020
Banco Santander SA	913,239	6,292,913
Repsol YPF SA	102,214	1,768,295
Telefonica SA	529,830	10,565,898

		22,057,126
SWEDEN – 0.49%
Telefonaktiebolaget LM
Ericsson AB Class B	124,072	1,013,010
Telefonaktiebolaget LM
Ericsson AB Class B SP ADR	209,008	1,690,875

		2,703,885
SWITZERLAND – 5.99%
Credit Suisse Group AG Registered	116,406	3,548,333
Nestle SA Registered	429,606	14,538,709
Novartis AG Registered	296,235	11,223,608

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2009

Security	Shares	Value
Swiss Reinsurance Co. Registered	41,238	$676,027
UBS AG Registered[a]	330,426	3,109,413

		33,096,090

UNITED KINGDOM – 14.35%
Anglo American PLC	147,726	2,511,273
AstraZeneca PLC	161,820	5,684,964
Barclays PLC[d]	940,854	1,995,888
BP PLC	2,104,182	14,220,578
Diageo PLC	282,663	3,186,544
GlaxoSmithKline PLC	581,508	9,064,361
HSBC Holdings PLC	1,353,411	7,662,651
National Grid PLC	276,660	2,123,528
Rio Tinto PLC	98,658	3,323,169
Royal Dutch Shell PLC Class A	25,056	564,209
Royal Dutch Shell PLC Class A ADR	186,354	8,255,482
Royal Dutch Shell PLC Class B	302,499	6,638,216
Standard Chartered PLC	173,304	2,152,432
Vodafone Group PLC	5,923,134	10,421,382
Xstrata PLC	216,630	1,449,290

		79,253,967

UNITED STATES – 47.38%
Bristol-Myers Squibb Co.	222,111	4,868,673
Caterpillar Inc.	68,121	1,904,663
Chevron Corp.	225,243	15,145,339
Citigroup Inc.[b]	621,441	1,572,246
Coca-Cola Co. (The)	223,938	9,842,075
Colgate-Palmolive Co.	56,898	3,355,844
Covidien Ltd.	56,898	1,891,289
Dell Inc.[a]	193,662	1,835,916
Dow Chemical Co. (The)	105,705	891,093
E.I. du Pont de Nemours and Co.	101,529	2,267,143
EMC Corp.[a]	222,372	2,535,041
Exxon Mobil Corp.	555,408	37,823,285
Ford Motor Co.[a,b]	275,877	725,556
General Electric Co.	1,189,116	12,021,963
Hewlett-Packard Co.	268,308	8,601,954
Intel Corp.	620,919	9,344,831
International Business Machines Corp.	150,597	14,591,343
Johnson & Johnson	310,590	16,337,034
JPMorgan Chase & Co.	421,254	11,196,931
Kimberly-Clark Corp.	47,241	2,178,282

Security	Shares	Value
McDonald’s Corp.	123,714	$6,751,073
Merck & Co. Inc.	236,988	6,339,429
Microsoft Corp.	859,473	15,788,519
Morgan Stanley	120,843	2,751,595
News Corp. Class A	261,522	1,731,276
Nike Inc. Class B	43,848	2,056,033
PepsiCo Inc.	174,870	9,002,308
Pfizer Inc.	758,205	10,326,752
Philip Morris International Inc.	225,504	8,023,432
Procter & Gamble Co. (The)	329,382	15,510,598
Texas Instruments Inc.	141,462	2,335,538
3M Co.	77,778	3,867,122
Tyco Electronics Ltd.	52,185	576,122
United Technologies Corp.	105,966	4,554,419
Wal-Mart Stores Inc.	251,082	13,081,372

		261,626,089

TOTAL COMMON STOCKS
(Cost: $978,378,388)		546,501,311

RIGHTS – 0.58%

BELGIUM – 0.00%
Fortis[a,e]	286,237	38

		38

UNITED KINGDOM – 0.58%
HSBC Holdings PLC[a,e]	566,505	3,207,400

		3,207,400

TOTAL RIGHTS (Cost: $2,062,480)		3,207,438

SHORT-TERM INVESTMENTS – 0.72%

MONEY MARKET FUNDS – 0.72%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,f,g]	3,252,013	3,252,013
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,f,g]	519,187	519,187

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,f]	195,887	$195,887

		3,967,087

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,967,087)		3,967,087

TOTAL INVESTMENTS IN SECURITIES – 100.26%
(Cost: $984,407,955)		553,675,836

Other Assets, Less Liabilities – (0.26)%		(1,459,111)

NET ASSETS – 100.00%		$552,216,725

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Security valued using Level 3 inputs. See Note 1.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.78%

AUSTRALIA – 4.38%
Babcock & Brown Wind Partners Ltd.	3,032,666	$1,970,135

		1,970,135

CANADA – 0.55%
Canadian Solar Inc.[a,b]	41,470	247,992

		247,992

CHINA – 21.60%
China Sunergy Co. Ltd. ADR[a,b]	170,404	519,732
JA Solar Holdings Co. Ltd. ADR[a,b]	475,150	1,601,255
LDK Solar Co. Ltd. ADR[a,b]	158,912	1,007,502
Solarfun Power Holdings Co. Ltd. SP ADR[a,b]	145,834	611,044
Suntech Power Holdings Co. Ltd. ADR[a,b]	136,552	1,596,293
Trina Solar Ltd. SP ADR[a,b]	172,172	1,794,032
Yingli Green Energy Holding Co. Ltd. ADR[a,b]	429,312	2,584,458

		9,714,316

DENMARK – 5.46%
Vestas Wind Systems A/Sa	55,978	2,454,716

		2,454,716

FRANCE – 6.11%
EDF Energies Nouvelles SA	65,416	2,464,015
Theolia SAa,b	100,698	284,774

		2,748,789

GERMANY – 11.12%
Phoenix Solar AG	23,062	1,041,060
Q-Cells SEa,b	63,908	1,245,608
SolarWorld AGb	114,608	2,346,385
Solon SEa,b	28,834	368,281

		5,001,334

NORWAY – 4.75%
Renewable Energy Corp. ASA[a,b]	247,208	2,134,481

		2,134,481

Security	Shares	Value
SPAIN – 12.13%
Gamesa Corporacion Tecnologica SA	127,192	$1,631,311
Iberdrola Renovables SAa	922,636	3,821,950

		5,453,261

UNITED KINGDOM – 4.75%
PV Crystalox Solar PLC	1,164,488	1,414,578
ReneSola Ltd.[a,b]	452,634	723,393

		2,137,971

UNITED STATES – 28.93%
Covanta Holding Corp.[a]	167,128	2,187,706
Energy Conversion Devices Inc.[a,b]	83,226	1,104,409
Evergreen Solar Inc.[a,b]	555,126	1,182,418
First Solar Inc.[a,b]	25,532	3,388,096
FuelCell Energy Inc.[a,b]	226,174	542,818
GT Solar International Inc.[a]	178,880	1,187,763
Ormat Technologies Inc.	63,310	1,738,493
SunPower Corp. Class Aa,b	70,486	1,676,157

		13,007,860

TOTAL COMMON STOCKS
(Cost: $57,153,592)		44,870,855

SHORT-TERM INVESTMENTS – 44.06%

MONEY MARKET FUNDS – 44.06%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	17,043,206	17,043,206
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	2,720,967	2,720,967
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	46,668	46,668

		19,810,841

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,810,841)		19,810,841

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 143.84% (Cost: $76,964,433)	$64,681,696

Other Assets, Less Liabilities – (43.84)%	(19,713,596)

NET ASSETS – 100.00%	$44,968,100

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.36%

AUSTRALIA – 0.70%
Crown Ltd.	31,616	$139,489
Fairfax Media Ltd.[a]	95,038	67,023
Tabcorp Holdings Ltd.	40,242	181,741

		388,253
CANADA – 2.09%
Canadian Tire Corp. Ltd. Class A	3,116	108,477
Gildan Activewear Inc.[b]	5,434	44,313
Groupe Aeroplan Inc.	10,982	68,433
Magna International Inc. Class A	5,213	138,969
Shaw Communications Inc. Class B	14,782	225,816
Thomson Reuters Corp.	8,633	222,318
Tim Hortons Inc.	9,006	231,995
Yellow Pages Income Fund	24,973	119,491

		1,159,812
FRANCE – 8.49%
Accor SA	8,930	310,815
Christian Dior SA	2,470	135,358
Compagnie Generale des Etablissements Michelin Class B	6,498	240,963
Hermes International	3,496	406,422
Lagardere SCA	4,294	120,494
LVMH Moet Hennessy Louis Vuitton SA	12,578	789,734
PPR SA	3,382	216,791
PSA Peugeot Citroen SA	6,346	119,980
Publicis Groupe SA	7,259	186,202
Renault SA	8,512	175,002
SES SA	15,808	301,812
Societe Television Francaise 1	3,838	30,070
Sodexo	5,099	232,378
Thomson[b]	12,959	11,820
Valeo SA	4,066	59,410
Vivendi	52,212	1,381,238

		4,718,489
GERMANY – 5.73%
Adidas AG	9,918	329,993
Bayerische Motoren Werke AG	14,554	421,056
Daimler AG Registered	43,928	1,112,807

Security	Shares	Value
Puma AG	309	$46,880
TUI AG	11,210	59,832
Volkswagen AG	3,952	1,213,647

		3,184,215
HONG KONG – 1.12%
Esprit Holdings Ltd.[a]	49,400	251,781
Li & Fung Ltd.	158,000	371,045

		622,826

ITALY – 1.04%
Fiat SpA	35,796	250,464
Luxottica Group SpA	7,450	115,630
Mediaset SpA	36,366	162,111
Pirelli & C. SpA	211,553	49,379

		577,584
JAPAN – 18.70%
Bridgestone Corp.	31,100	443,656
Denso Corp.	22,800	450,598
Dentsu Inc.	11,600	175,697
Honda Motor Co. Ltd.	72,200	1,692,245
Marui Group Co. Ltd.	15,200	80,486
Nikon Corp.	4,000	44,791
Nippon Television Network Corp.	760	70,945
Nissan Motor Co. Ltd.	102,600	363,572
NOK Corp.	7,900	66,946
Oriental Land Co. Ltd.	800	50,866
Panasonic Corp.	91,200	987,069
Pioneer Corp.[a,b]	19,200	25,076
SANYO Electric Co. Ltd.[b]	120,000	177,382
Sekisui House Ltd.	7,000	52,729
Sharp Corp.	38,000	298,552
Sony Corp.	45,600	922,434
Suzuki Motor Corp.	19,000	313,364
Toyota Industries Corp.	7,600	161,203
Toyota Motor Corp.	121,600	3,841,166
Yamada Denki Co. Ltd.	4,560	178,208

		10,396,985
MEXICO – 0.49%
Grupo Televisa SA Series CPO	98,800	271,467

		271,467

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
NETHERLANDS – 0.91%
Reed Elsevier NV	28,462	$304,730
Wolters Kluwer NV	12,502	202,673

		507,403
SOUTH KOREA – 0.27%
Hyundai Motor Co. Ltd. Class A GDR[c,d]	7,549	151,433

		151,433
SPAIN – 0.76%
Industria de Diseno Textil SA	10,906	424,985

		424,985
SWEDEN – 1.68%
Electrolux AB Class Ba	14,858	115,919
Hennes & Mauritz AB Class B	21,964	820,930

		936,849
SWITZERLAND – 0.69%
Compagnie Financiere Richemont SA Class A Bearer Units	14,099	220,465
Reinet Investments SCA[b]	1	9
Swatch Group AG (The) Bearer	1,368	165,428

		385,902
UNITED KINGDOM – 6.61%
Aegis Group PLC	35,834	42,503
British Sky Broadcasting Group PLC	50,236	312,145
Carnival PLC	7,334	166,618
Compass Group PLC	87,552	400,322
Daily Mail & General Trust PLC Class A NVS	11,180	37,498
DSG International PLC	82,689	24,593
Enterprise Inns PLC	26,795	26,021
GKN PLC	30,476	29,814
Home Retail Group PLC	36,708	118,253
InterContinental Hotels Group PLC	13,719	104,417
ITV PLC	129,010	35,134
Kesa Electricals PLC	24,437	33,013
Kingfisher PLC	108,110	231,974
Ladbrokes PLC	28,044	73,661
Marks & Spencer Group PLC	72,010	305,518
Mitchells & Butlers PLC	16,233	56,191
Next PLC	8,474	160,816
Pearson PLC	34,428	346,172

Security	Shares	Value
Persimmon PLC	15,775	$78,121
Reed Elsevier PLC	48,450	347,923
Thomson Reuters PLC	8,555	191,292
United Business Media Ltd.	9,272	56,582
WH Smith PLC	9,576	48,829
Whitbread PLC	8,368	94,515
William Hill PLC	15,892	38,781
WPP PLC	55,404	311,896

		3,672,602
UNITED STATES – 50.08%
Abercrombie & Fitch Co. Class A	4,112	97,866
Amazon.com Inc.[b]	14,744	1,082,799
Apollo Group Inc. Class Ab	4,940	386,950
AutoNation Inc.[b]	4,262	59,157
AutoZone Inc.[b]	1,596	259,542
Bed Bath & Beyond Inc.[b]	12,008	297,198
Best Buy Co. Inc.	15,504	588,532
Big Lots Inc.[a,b]	4,408	91,598
Black & Decker Corp. (The)	2,736	86,348
Carnival Corp.	20,710	447,336
CBS Corp. Class B	28,158	108,127
Centex Corp.	5,739	43,043
Coach Inc.[b]	14,782	246,859
Comcast Corp. Class A	131,442	1,792,869
D.R. Horton Inc.	13,878	134,617
Darden Restaurants Inc.	6,954	238,244
DIRECTV Group Inc. (The)[b]	24,168	550,789
Eastman Kodak Co.	11,286	42,887
Expedia Inc.[b]	10,260	93,161
Family Dollar Stores Inc.	6,270	209,230
Ford Motor Co.[a,b]	110,010	289,326
Fortune Brands Inc.	6,726	165,123
GameStop Corp. Class Ab	7,448	208,693
Gannett Co. Inc.	8,672	19,078
Gap Inc. (The)	22,235	288,833
General Motors Corp.[a]	29,184	56,617
Genuine Parts Co.	9,082	271,189
Goodyear Tire & Rubber Co. (The)[b]	11,932	74,694
H&R Block Inc.	15,922	289,621
Harley-Davidson Inc.	11,712	156,824
Harman International Industries Inc.	3,082	41,699
Hasbro Inc.	5,966	149,568

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Home Depot Inc.	77,292	$1,821,000
International Game Technology	13,528	124,728
Interpublic Group of Companies Inc. (The)[b]	23,029	94,879
J.C. Penney Co. Inc.	10,108	202,868
Johnson Controls Inc.	27,740	332,880
KB Home	3,878	51,112
Kohl’s Corp.[b]	13,946	590,195
Leggett & Platt Inc.	7,220	93,788
Lennar Corp. Class A	7,220	54,222
Limited Brands Inc.	11,970	104,139
Lowe’s Companies Inc.	66,880	1,220,560
Macy’s Inc.	18,886	168,085
Marriott International Inc. Class A	13,794	225,670
Mattel Inc.	16,416	189,277
McDonald’s Corp.	51,414	2,805,662
McGraw-Hill Companies Inc. (The)	14,022	320,683
Meredith Corp.	346	5,757
New York Times Co. (The) Class Aa	4,414	19,951
Newell Rubbermaid Inc.	11,362	72,490
News Corp. Class A	103,512	685,249
Nike Inc. Class B	17,670	828,546
Nordstrom Inc.	6,992	117,116
Office Depot Inc.[b]	12,959	16,976
Omnicom Group Inc.	14,250	333,450
O’Reilly Automotive Inc.[b]	6,118	214,191
Polo Ralph Lauren Corp.	2,624	110,864
Pulte Homes Inc.	10,374	113,388
RadioShack Corp.	6,273	53,760
Scripps Networks Interactive Inc. Class A	4,218	94,947
Sears Holdings Corp.[a,b]	2,546	116,378
Sherwin-Williams Co. (The)	4,294	223,159
Snap-On Inc.	3,002	75,350
Stanley Works (The)	3,686	107,336
Staples Inc.	32,452	587,706
Starbucks Corp.[b]	34,352	381,651
Starwood Hotels & Resorts Worldwide Inc.	9,052	114,960
Target Corp.	34,314	1,180,058
Tiffany & Co.	5,130	110,603
Time Warner Cable Inc.	16,016	397,197

Security	Shares	Value
Time Warner Inc.	54,327	$1,048,511
TJX Companies Inc. (The)	18,924	485,211
VF Corp.	3,686	210,507
Viacom Inc. Class Bb	27,398	476,177
Walt Disney Co. (The)	83,904	1,523,697
Washington Post Co. (The) Class B	190	67,849
Whirlpool Corp.	3,382	100,073
Wyndham Worldwide Corp.	8,857	37,199
Wynn Resorts Ltd.[a,b]	3,420	68,297
Yum! Brands Inc.	21,698	596,261

		27,843,030

TOTAL COMMON STOCKS (Cost: $65,395,927)		55,241,835

PREFERRED STOCKS – 0.34%

GERMANY – 0.34%
Porsche Automobil Holding SE	3,990	187,426

		187,426

TOTAL PREFERRED STOCKS (Cost: $325,058)		187,426

RIGHTS – 0.02%

UNITED KINGDOM – 0.02%
William Hill PLC[b]	15,892	14,579

		14,579

TOTAL RIGHTS (Cost: $24,641)		14,579

SHORT-TERM INVESTMENTS – 1.21%

MONEY MARKET FUNDS – 1.21%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[e,f,g]	540,912	540,912
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[e,f,g]	86,357	86,357

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Barclays Global Investors Funds
Treasury Money Market
Fund, SL Agency Shares
0.06%[e,f]	44,126	$44,126

		671,395

TOTAL SHORT-TERM INVESTMENTS
(Cost: $671,395)		671,395

TOTAL INVESTMENTS IN SECURITIES – 100.93% (Cost: $66,417,021)		56,115,235

Other Assets, Less Liabilities – (0.93)%		(517,179)

NET ASSETS – 100.00%		$55,598,056

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.52%

AUSTRALIA – 2.91%
Coca-Cola Amatil Ltd.	79,254	$477,419
Foster’s Group Ltd.	305,116	1,072,693
Wesfarmers Ltd.	182,308	2,387,684
Woolworths Ltd.	189,924	3,300,300

		7,238,096
BELGIUM – 1.62%
Anheuser-Busch InBev NV	85,561	2,356,618
Colruyt SA	2,856	654,787
Delhaize Group	15,827	1,025,669

		4,037,074
CANADA – 1.14%
George Weston Ltd.	7,497	348,587
Loblaw Companies Ltd.	16,184	403,265
Metro Inc. Class A	17,017	512,613
Saputo Inc.	25,109	417,901
Shoppers Drug Mart Corp.	33,558	1,155,986

		2,838,352
DENMARK – 0.19%
Carlsberg A/S Class B	11,781	483,013

		483,013
FRANCE – 4.70%
Carrefour SA	80,325	3,135,437
Casino Guichard-Perrachon SA	7,616	495,679
Groupe Danone	79,016	3,845,984
L’Oreal SA	37,485	2,578,026
Pernod Ricard SAa	29,512	1,644,710

		11,699,836
GERMANY – 0.50%
Beiersdorf AG	15,232	683,353
METRO AG	17,255	569,300

		1,252,653
IRELAND – 0.17%
Kerry Group PLC Class A	20,706	419,243

		419,243
JAPAN – 4.54%
AEON Co. Ltd.	142,817	931,195
Ajinomoto Co. Inc.	70,000	492,558
Asahi Breweries Ltd.	83,398	992,974

Security	Shares	Value
Japan Tobacco Inc.	714	$1,893,253
Kao Corp.	56,000	1,088,023
Kirin Holdings Co. Ltd.	123,596	1,303,908
Nippon Meat Packers Inc.	9,000	93,399
Nissin Foods Holdings Co. Ltd.	11,900	349,398
Seven & I Holdings Co. Ltd.	130,937	2,863,460
Shiseido Co. Ltd.	36,000	523,033
Uni-Charm Corp.	5,400	328,035
Yakult Honsha Co. Ltd.	23,920	424,782

		11,284,018
MEXICO – 1.02%
Fomento Economico Mexicano
SAB de CV BD Units	357,009	907,774
Grupo Modelo
SAB de CV Series C	107,637	324,750
Kimberly-Clark de Mexico
SAB de CV Series A	95,217	309,693
Wal-Mart de Mexico
SAB de CV Series Va	428,485	1,004,751

		2,546,968
NETHERLANDS – 3.34%
Heineken NV	38,080	1,081,959
Koninklijke Ahold NV	182,189	1,995,612
Unilever NV	264,775	5,220,395

		8,297,966
SINGAPORE – 0.40%
Wilmar International Ltd.	476,000	992,580

		992,580
SOUTH KOREA – 0.32%
KT&G Corp. Class A GDR[b,c]	28,532	784,630

		784,630
SWEDEN – 0.24%
Swedish Match AB	41,293	594,374

		594,374
SWITZERLAND – 8.10%
Nestle SA Registered	595,238	20,144,020

		20,144,020
UNITED KINGDOM – 13.93%
Associated British Foods PLC	58,072	533,136
British American Tobacco PLC	309,281	7,150,557
Cadbury PLC	211,582	1,598,239

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Diageo PLC	386,155	$4,353,240
Imperial Tobacco Group PLC	157,080	3,528,110
J Sainsbury PLC	197,897	887,842
Reckitt Benckiser PLC	93,177	3,497,812
SABMiller PLC	133,280	1,981,053
Tate & Lyle PLC	74,851	279,484
Tesco PLC	1,223,082	5,844,851
Unilever PLC	200,158	3,781,295
Wm Morrison Supermarkets PLC	325,703	1,192,793

		34,628,412
UNITED STATES – 55.40%
Altria Group Inc.	321,062	5,143,413
Archer-Daniels-Midland Co.	99,960	2,776,889
Avon Products Inc.	66,402	1,276,910
Brown-Forman Corp. Class B	15,351	596,079
Campbell Soup Co.	32,011	875,821
Clorox Co. (The)	21,301	1,096,576
Coca-Cola Co. (The)	308,805	13,571,980
Coca-Cola Enterprises Inc.	51,765	682,780
Colgate-Palmolive Co.	77,707	4,583,159
ConAgra Foods Inc.	69,734	1,176,413
Constellation Brands Inc. Class Ad	31,773	378,099
Costco Wholesale Corp.	67,116	3,108,813
CVS Caremark Corp.	225,505	6,199,132
Dean Foods Co.[d]	24,157	436,759
Dr Pepper Snapple Group Inc.[d]	39,746	672,105
Estee Lauder Companies Inc. (The) Class A	19,040	469,336
General Mills Inc.	50,456	2,516,745
H.J. Heinz Co.	48,671	1,609,063
Hershey Co. (The)	25,942	901,485
Hormel Foods Corp.	11,067	350,935
J.M. Smucker Co. (The)	18,326	683,010
Kellogg Co.	39,032	1,429,742
Kimberly-Clark Corp.	64,141	2,957,542
Kraft Foods Inc. Class A	227,647	5,074,252
Kroger Co. (The)	100,436	2,131,252
Lorillard Inc.	26,299	1,623,700
McCormick & Co. Inc. NVS	20,468	605,239
Molson Coors Brewing Co. Class B	23,443	803,626
Pepsi Bottling Group Inc.	23,324	516,393

Security	Shares	Value
PepsiCo Inc.	241,570	$12,436,024
Philip Morris International Inc.	311,066	11,067,728
Procter & Gamble Co. (The)	454,104	21,383,757
Reynolds American Inc.	27,132	972,411
Safeway Inc.	66,878	1,350,267
Sara Lee Corp.	109,480	884,598
SUPERVALU Inc.	33,915	484,306
Sysco Corp.	91,749	2,091,877
Tyson Foods Inc. Class A	49,028	460,373
Walgreen Co.	153,272	3,978,941
Wal-Mart Stores Inc.	345,457	17,998,310
Whole Foods Market Inc.[a]	23,443	393,842

		137,749,682

TOTAL COMMON STOCKS
(Cost: $319,295,785)		244,990,917

PREFERRED STOCKS – 0.78%

BRAZIL – 0.47%
Companhia de Bebidas das
Americas ADR[a]	24,514	1,170,544

		1,170,544
GERMANY – 0.31%
Henkel AG & Co. KGaA	28,084	763,640

		763,640

TOTAL PREFERRED STOCKS
(Cost: $2,599,559)		1,934,184

SHORT-TERM INVESTMENTS – 0.84%

MONEY MARKET FUNDS – 0.84%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%[e,f,g]	1,585,190	1,585,190
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%[e,f,g]	253,077	253,077

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Barclays Global Investors Funds
Treasury Money Market
Fund, SL Agency Shares
0.06%[e,f]	248,714	$248,714

		2,086,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,086,981)		2,086,981

TOTAL INVESTMENTS IN
SECURITIES – 100.14%
(Cost: $323,982,325)		249,012,082

Other Assets, Less Liabilities – (0.14)%		(356,566)

NET ASSETS – 100.00%		$248,655,516

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Non-income earning security.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 97.52%

ARGENTINA – 0.32%
Tenaris SA ADR	74,242	$1,497,461

		1,497,461

AUSTRALIA – 2.00%
Oil Search Ltd.	264,656	967,225
Origin Energy Ltd.	242,218	2,490,737
Santos Ltd.	163,551	1,914,754
Woodside Petroleum Ltd.	130,900	3,465,169
WorleyParsons Ltd.	53,312	666,741

		9,504,626

AUSTRIA – 0.37%
OMV AG	53,193	1,779,734

		1,779,734

CANADA – 9.60%
ARC Energy Trust	57,477	646,425
Cameco Corp.	99,246	1,699,918
Canadian Natural Resources Ltd.	147,203	5,722,449
Canadian Oil Sands Trust	132,090	2,545,946
Enbridge Inc.	97,461	2,815,807
EnCana Corp.	206,789	8,480,954
Enerplus Resources Fund	45,220	747,587
Husky Energy Inc.	71,638	1,523,122
Imperial Oil Ltd.	44,744	1,628,800
Nexen Inc.	145,656	2,475,162
Penn West Energy Trust	108,290	1,022,521
Petro-Canada	138,635	3,732,121
Suncor Energy Inc.	259,182	5,796,909
Talisman Energy Inc.	293,454	3,113,787
TransCanada Corp.	152,320	3,611,418

		45,562,926

CHINA – 1.95%
CNOOC Ltd.	4,403,000	4,363,231
PetroChina Co. Ltd. ADR[a]	61,128	4,871,902

		9,235,133

FRANCE – 6.72%
Technip SA	31,535	1,114,135
Total SA	619,157	30,765,399

		31,879,534

Security	Shares	Value

ITALY – 3.16%
Eni SpA	704,123	$13,667,713
Saipem SpA	73,899	1,314,750

		14,982,463

JAPAN – 0.61%
Nippon Oil Corp.	357,000	1,760,241
TonenGeneral Sekiyu K.K.	119,000	1,160,241

		2,920,482

NORWAY – 1.22%
StatoilHydro ASA	40,817	718,760
StatoilHydro ASA SP ADR	289,905	5,055,943

		5,774,703

SPAIN – 0.94%
Repsol YPF SA	159,222	2,754,530
Repsol YPF SA SP ADR	99,841	1,706,283

		4,460,813

UNITED KINGDOM – 18.58%
BG Group PLC	991,508	14,993,428
BP PLC	5,006,330	33,834,006
Royal Dutch Shell PLC Class A	934,864	21,051,201
Royal Dutch Shell PLC Class B	704,718	15,464,747
Tullow Oil PLC	245,616	2,826,991

		88,170,373

UNITED STATES – 52.05%
Anadarko Petroleum Corp.	133,637	5,197,143
Apache Corp.	93,653	6,002,221
Baker Hughes Inc.	85,799	2,449,561
BJ Services Co.	78,659	782,657
Cabot Oil & Gas Corp.	27,965	659,135
Cameron International Corp.[b]	57,953	1,270,909
Chesapeake Energy Corp.	151,963	2,592,489
Chevron Corp.	531,097	35,710,962
ConocoPhillips	412,692	16,161,019
CONSOL Energy Inc.	49,861	1,258,492
Devon Energy Corp.	123,879	5,536,152
Diamond Offshore Drilling Inc.	14,280	897,641
El Paso Corp.	208,845	1,305,281
ENSCO International Inc.	39,151	1,033,586

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
EOG Resources Inc.	69,020	$3,779,535
Exxon Mobil Corp.	1,342,439	91,420,096
Halliburton Co.	243,712	3,770,225
Hess Corp.	79,016	4,282,667
Marathon Oil Corp.	200,991	5,284,053
Massey Energy Co.	23,681	239,652
Murphy Oil Corp.	55,930	2,503,986
Nabors Industries Ltd.[b]	75,684	756,083
National Oilwell Varco Inc.[b]	113,050	3,245,665
Noble Energy Inc.	50,575	2,724,981
Occidental Petroleum Corp.	227,290	12,648,688
Peabody Energy Corp.	74,380	1,862,475
Pioneer Natural Resources Co.	35,938	591,899
Range Resources Corp.	42,483	1,748,600
Rowan Companies Inc.	30,339	363,158
Schlumberger Ltd.	325,703	13,230,056
Smith International Inc.	58,786	1,262,723
Southwestern Energy Co.[b]	93,653	2,780,558
Spectra Energy Corp.	180,285	2,549,230
Sunoco Inc.	36,295	961,092
Tesoro Corp.	45,696	615,525
Valero Energy Corp.	148,750	2,662,625
Williams Companies Inc. (The)	173,264	1,971,744
XTO Energy Inc.	159,817	4,893,597

		247,006,161

TOTAL COMMON STOCKS (Cost: $679,666,878)		462,774,409

PREFERRED STOCKS – 2.20%

BRAZIL – 2.20%
Petroleo Brasileiro SA SP ADR	427,210	10,466,645

		10,466,645

TOTAL PREFERRED STOCKS (Cost: $12,330,847)		10,466,645

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.57%

MONEY MARKET FUNDS – 0.57%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	1,973,266	$1,973,266
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	315,034	315,034
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	396,376	396,376

		2,684,676

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,684,676)		2,684,676

TOTAL INVESTMENTS IN SECURITIES – 100.29% (Cost: $694,682,401)		475,925,730

Other Assets, Less Liabilities – (0.29)%		(1,376,687)

NET ASSETS – 100.00%		$474,549,043

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 97.23%

AUSTRALIA – 7.94%
AMP Ltd.	119,790	$391,181
ASX Ltd.	9,999	203,903
Australia and New Zealand
Banking Group Ltd.	119,889	1,311,957
AXA Asia Pacific Holdings Ltd.	51,579	121,846
Commonwealth Bank of Australia	82,368	1,987,573
Goodman Group[a]	215,028	48,555
GPT Group	298,287	90,154
Insurance Australia Group Ltd.	116,919	284,324
Lend Lease Corp. Ltd.	23,166	104,461
Macquarie Group Ltd.[a]	16,632	312,587
National Australia Bank Ltd.	108,840	1,520,003
QBE Insurance Group Ltd.	56,628	758,181
Stockland Corp. Ltd.	90,684	194,693
Suncorp-Metway Ltd.	73,789	307,612
Westfield Group	112,662	782,776
Westpac Banking Corp.	162,360	2,153,500

		10,573,306

AUSTRIA – 0.15%
Erste Group Bank AG	11,781	199,431

		199,431

BELGIUM – 0.72%
Dexia SA	55,143	190,355
Fortis	139,777	256,660
Groupe Bruxelles Lambert SA	4,403	299,074
KBC Group NV	12,969	209,899

		955,988

BRAZIL – 1.01%
Itau Unibanco Banco Multiplo
SA ADR	123,583	1,344,583

		1,344,583

CANADA – 7.27%
Bank of Montreal	29,403	770,977
Bank of Nova Scotia	57,618	1,422,876
Brookfield Asset
Management Inc. Class A	28,611	399,551
Canadian Imperial
Bank of Commerce	22,176	808,675

Security	Shares	Value
Manulife Financial Corp.	91,674	$1,034,671
National Bank of Canada	8,910	285,114
Power Corp. of Canada	19,275	301,040
Royal Bank of Canada	80,586	2,355,803
Sun Life Financial Inc.	33,363	605,660
Toronto-Dominion Bank (The)	48,906	1,689,349

		9,673,716

CHILE – 0.14%
Banco de Chile ADR	2,515	89,609
Banco Santander Chile SA ADR	2,970	102,019

		191,628

CHINA – 2.90%
China Construction Bank Class H	1,980,000	1,124,129
China Life Insurance Co.
Ltd. Class H	420,000	1,392,774
Industrial and Commercial
Bank of China Ltd. Class H	2,574,000	1,338,480

		3,855,383

DENMARK – 0.19%
Danske Bank A/Sb	30,690	258,219

		258,219

FINLAND – 0.20%
Sampo OYJ Class A	17,820	263,095

		263,095

FRANCE – 4.42%
AXA	102,168	1,227,618
BNP Paribas	51,975	2,147,504
Credit Agricole SA	50,902	561,746
Societe Generale	33,165	1,298,979
Unibail-Rodamco	4,554	644,722

		5,880,569

GERMANY – 4.36%
Allianz SE Registered	25,740	2,161,910
Commerzbank AGa	41,877	223,512
Deutsche Bank AG Registered	32,868	1,322,257
Deutsche Boerse AG	11,286	679,993
Muenchener Rueckversicherungs-
Gesellschaft AG Registered	11,583	1,411,769

		5,799,441

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value

GREECE – 0.37%
National Bank of Greece SA ADR	160,245	$493,555

		493,555

HONG KONG – 2.38%
BOC Hong Kong (Holdings) Ltd.	148,500	151,949
Cheung Kong (Holdings) Ltd.	99,000	852,677
Hang Seng Bank Ltd.	39,600	398,810
Hong Kong Exchanges and
Clearing Ltd.[a]	58,500	552,542
Sun Hung Kai Properties Ltd.	99,000	886,529
Swire Pacific Ltd. Class A	49,500	330,213

		3,172,720

IRELAND – 0.00%
Anglo Irish Bank Corp. Ltd.[c]	47,975	6

		6

ITALY – 3.90%
Alleanza Assicurazioni SpA	21,793	122,827
Assicurazioni Generali SpA	67,419	1,154,708
Banca Monte dei Paschi di
Siena SpA	215,523	298,168
Banca Popolare di Milano Scrl	26,235	130,621
Banco Popolare SpA	38,511	176,913
Intesa Sanpaolo SpA	512,622	1,410,561
Mediobanca SpA	24,839	210,734
Mediolanum SpA	12,078	41,693
UniCredito SpA	752,301	1,240,547
Unione di Banche Italiane ScpA	36,630	403,416

		5,190,188

JAPAN – 8.77%
Credit Saison Co. Ltd.	9,900	95,722
Daiwa House Industry Co. Ltd.	28,000	224,522
Daiwa Securities Group Inc.	99,000	428,997
Mitsubishi Estate Co. Ltd.	62,000	691,748
Mitsubishi UFJ Financial Group Inc.	613,800	2,958,072
Mitsui Fudosan Co. Ltd.	36,000	388,904
Mitsui Sumitomo Insurance Group
Holdings Inc.	29,700	684,089
Mizuho Financial Group Inc.	663,300	1,262,533
Nipponkoa Insurance Co. Ltd.	16,000	91,688
Nomura Holdings Inc.	138,600	694,614
ORIX Corp.[b]	5,940	190,643

Security	Shares	Value
Promise Co. Ltd.	6,100	$95,233
Shinsei Bank Ltd.[b]	99,000	99,231
Sompo Japan Insurance Inc.	38,000	194,290
Sumitomo Mitsui Financial
Group Inc.	40,800	1,408,606
Sumitomo Realty & Development
Co. Ltd.	17,000	186,403
Sumitomo Trust and Banking
Co. Ltd. (The)	99,000	373,869
T&D Holdings Inc.	14,850	354,073
Takefuji Corp.	9,900	46,207
Tokio Marine Holdings Inc.	49,500	1,200,289

		11,669,733

NETHERLANDS – 0.70%
Aegon NV	71,874	279,029
ING Groep NV	118,998	655,674

		934,703

NORWAY – 0.13%
DnB NOR ASA	39,303	176,081

		176,081

PORTUGAL – 0.17%
Banco Comercial Portugues
SA Registered[b]	205,543	168,652
Banco Espirito Santo
SA Registered	14,147	55,034

		223,686

SINGAPORE – 1.13%
DBS Group Holdings Ltd.	99,000	550,290
Oversea-Chinese Banking Corp.	99,000	315,195
United Overseas Bank Ltd.	99,000	632,996

		1,498,481

SOUTH KOREA – 0.62%
KB Financial Group Inc. SP ADR[b]	33,979	823,991

		823,991

SPAIN – 4.40%
Banco Bilbao Vizcaya Argentaria SA	213,147	1,729,101
Banco de Sabadell SAa	62,865	315,501
Banco Popular Espanol SAa	72,270	457,695
Banco Santander SA	462,461	3,186,709
Bankinter SAa	15,840	167,615

		5,856,621

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
SWEDEN – 1.25%
Investor AB Class B	24,552	$309,599
Nordea Bank AB	118,305	586,710
Skandinaviska Enskilda Banken ABb	68,074	209,147
Skandinaviska Enskilda Banken AB
Class A	31,581	98,938
Svenska Handelsbanken AB
Class A	27,027	380,855
Swedbank AB Class Aa	24,651	81,998

		1,667,247

SWITZERLAND – 4.19%
Baloise Holding Registered	2,871	183,943
Credit Suisse Group AG Registered	55,836	1,702,015
Julius Baer Holding AG Registered	12,474	307,174
Swiss Life Holding AG Registered[b]	2,178	150,461
Swiss Reinsurance Co. Registered	20,790	340,817
UBS AG Registered[b]	168,102	1,581,893
Zurich Financial Services
AG Registered	8,316	1,317,191

		5,583,494

UNITED KINGDOM – 7.96%
Aviva PLC	153,747	476,557
Barclays PLC[d]	478,071	1,014,160
British Land Co. PLC	48,179	249,125
Friends Provident PLC	137,412	136,493
Hammerson PLC	39,916	145,609
HSBC Holdings PLC	687,793	3,894,100
Land Securities Group PLC	42,309	265,164
Legal & General Group PLC	339,966	209,535
Lloyds Banking Group PLC	532,232	539,352
London Stock Exchange Group PLC	12,573	101,912
Man Group PLC	99,198	310,675
Old Mutual PLC	309,276	230,073
Provident Financial PLC	7,029	84,278
Prudential PLC	145,035	700,576
Royal Bank of Scotland Group PLC[b]	945,054	331,875
RSA Insurance Group PLC	190,773	355,751
Schroders PLC	6,237	70,714
SEGRO PLC	22,572	7,360
Standard Chartered PLC	88,800	1,102,894

Security	Shares	Value
Standard Life PLC	124,344	$296,038
3i Group PLC	19,404	75,372

		10,597,613

UNITED STATES – 31.96%
Aflac Inc.	27,126	525,159
Allstate Corp. (The)	30,888	591,505
American Express Co.	67,042	913,782
American International Group Inc.	110,979	110,979
Ameriprise Financial Inc.	12,870	263,706
Aon Corp.	15,543	634,465
Apartment Investment and
Management Co. Class A	6,418	35,171
Assurant Inc.	6,237	135,842
AvalonBay Communities Inc.[a]	4,605	216,711
Bank of America Corp.	362,538	2,472,509
Bank of New York Mellon Corp. (The)	65,538	1,851,449
BB&T Corp.	32,076	542,726
Boston Properties Inc.	6,732	235,822
Capital One Financial Corp.	22,671	277,493
CB Richard Ellis Group Inc.
Class Ab	14,256	57,452
Charles Schwab Corp. (The)	53,262	825,561
Chubb Corp.	19,602	829,557
Cincinnati Financial Corp.	9,801	224,149
CIT Group Inc.	24,651	70,255
Citigroup Inc.[a]	312,642	790,984
CME Group Inc.	3,762	926,919
Comerica Inc.	9,207	168,580
Discover Financial Services	29,799	188,032
E*TRADE Financial Corp.[a,b]	31,581	40,424
Equity Residential	15,543	285,214
Federated Investors Inc. Class B	4,257	94,761
Fifth Third Bancorp	33,363	97,420
First Horizon National Corp.[a]	12,122	130,190
Franklin Resources Inc.	8,712	469,315
Genworth Financial Inc. Class A	27,522	52,292
Goldman Sachs Group Inc. (The)	25,508	2,704,358
Hartford Financial Services
Group Inc. (The)	18,513	145,327
HCP Inc.	14,553	259,771
Health Care REIT Inc.	6,002	183,601

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Host Hotels & Resorts Inc.	30,096	$117,976
Hudson City Bancorp Inc.	29,700	347,193
Huntington Bancshares Inc.[a]	23,166	38,456
IntercontinentalExchange Inc.[b]	4,257	317,019
Invesco Ltd.	22,296	309,023
Janus Capital Group Inc.	9,504	63,202
JPMorgan Chase & Co.	213,246	5,668,077
KeyCorp	29,700	233,739
Kimco Realty Corp.	13,365	101,841
Legg Mason Inc.	8,613	136,947
Leucadia National Corp.[b]	9,207	137,092
Lincoln National Corp.	15,048	100,671
Loews Corp.	20,295	448,519
M&T Bank Corp.[a]	4,257	192,587
Marsh & McLennan Companies Inc.	29,106	589,396
Marshall & Ilsley Corp.	14,751	83,048
MBIA Inc.[b]	10,791	49,423
MetLife Inc.	45,602	1,038,358
Moody’s Corp.	11,088	254,137
Morgan Stanley	61,479	1,399,877
NASDAQ OMX Group Inc. (The)[b]	7,821	153,135
Northern Trust Corp.	12,375	740,272
NYSE Euronext Inc.	14,949	267,587
People’s United Financial Inc.	19,503	350,469
Plum Creek Timber Co. Inc.	9,405	273,403
PNC Financial Services
Group Inc. (The)	24,730	724,342
Principal Financial Group Inc.	15,533	127,060
Progressive Corp. (The)[b]	38,214	513,596
ProLogis[a]	16,434	106,821
Prudential Financial Inc.	24,354	463,213
Public Storage	7,227	399,292
Regions Financial Corp.	41,877	178,396
Simon Property Group Inc.	13,383	463,587
SLM Corp.[b]	28,809	142,605
State Street Corp.	25,047	770,947
SunTrust Banks Inc.	20,592	241,750
T. Rowe Price Group Inc.	14,454	417,142
Torchmark Corp.	4,059	106,468
Travelers Companies Inc. (The)	32,868	1,335,756
U.S. Bancorp	100,287	1,465,193
Unum Group	20,097	251,212

Security	Shares	Value
Ventas Inc.	8,268	$186,939
Vornado Realty Trust	7,953	264,358
Wells Fargo & Co.	240,966	3,431,356
XL Capital Ltd. Class A	20,592	112,432
Zions Bancorporation[a]	7,227	71,041

		42,536,434

TOTAL COMMON STOCKS
(Cost: $325,580,016)		129,419,912

PREFERRED STOCKS – 0.65%

BRAZIL – 0.65%
Banco Bradesco SA SP ADR	87,813	869,349

		869,349

TOTAL PREFERRED STOCKS
(Cost: $1,340,040)		869,349

RIGHTS – 1.34%

BELGIUM – 0.00%
Fortis[b,c]	140,087	19

		19

PORTUGAL – 0.02%
Banco Espirito Santo SAb	18,965	30,216

		30,216

SWEDEN – 0.11%
Nordea Bank ABb	1,320,946	150,193

		150,193

UNITED KINGDOM – 1.21%
HSBC Holdings PLC[b,c]	280,791	1,589,763
Royal Bank of Scotland
Group PLC[b,c]	396,840	57
Segro PLC[b]	265,392	18,259

		1,608,079

TOTAL RIGHTS
(Cost: $1,709,181)		1,788,507

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.30%

MONEY MARKET FUNDS – 2.30%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%[d,e,f]	2,559,679	$2,559,679
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%[d,e,f]	408,656	408,656
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%[d,e]	87,734	87,734

		3,056,069

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,056,069)		3,056,069

TOTAL INVESTMENTS IN SECURITIES – 101.52%
(Cost: $331,685,306)		135,133,837

Other Assets, Less Liabilities – (1.52)%		(2,028,748)

NET ASSETS – 100.00%		$133,105,089

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.44%

AUSTRALIA – 1.00%
CSL Ltd.	164,076	$3,703,860
Sonic Healthcare Ltd.	103,508	796,125

		4,499,985

BELGIUM – 0.20%
AGFA-Gevaert NVa	35,030	59,067
UCB SA	29,154	858,925

		917,992

CANADA – 0.11%
Biovail Corp.	35,030	381,720
MDS Inc.[a]	26,442	124,208

		505,928

DENMARK – 1.42%
Novo Nordisk A/S Class B	133,792	6,403,585

		6,403,585

FRANCE – 4.00%
Essilor International SAb	57,404	2,217,865
Sanofi-Aventis	282,048	15,870,256

		18,088,121

GERMANY – 3.19%
Bayer AGb	208,598	9,970,400
Fresenius Medical Care
AG & Co. KGaA	51,528	2,001,786
Merck KGaA[a]	17,628	1,557,817
QIAGEN NVa	53,788	859,829

		14,389,832

IRELAND – 0.20%
Elan Corp. PLC[a]	129,498	907,814

		907,814

JAPAN – 3.80%
Astellas Pharma Inc.	113,035	3,456,168
Daiichi Sankyo Co. Ltd.	180,893	3,018,241
Eisai Co. Ltd.	67,800	1,976,957
Taisho Pharmaceutical Co. Ltd.	45,000	832,844
Takeda Pharmaceutical Co. Ltd.	180,800	6,223,752
Terumo Corp.	45,200	1,661,193

		17,169,155

Security	Shares	Value
SWITZERLAND – 13.00%
Actelion Ltd. Registered[a]	28,928	$1,321,674
Lonza Group AG Registered	13,786	1,363,990
Nobel Biocare Holding
AG Registered	33,900	578,988
Novartis AG Registered	720,262	27,288,938
Roche Holding AG Bearer	13,108	1,872,160
Roche Holding AG Genusschein	191,422	26,296,220

		58,721,970

UNITED KINGDOM – 8.68%
AstraZeneca PLC	394,144	13,846,834
GlaxoSmithKline PLC	1,412,500	22,017,600
Shire PLC	152,550	1,887,015
Smith & Nephew PLC	240,464	1,488,970

		39,240,419

UNITED STATES – 63.84%
Abbott Laboratories	421,264	20,094,293
Aetna Inc.	123,396	3,002,225
Allergan Inc.	83,620	3,993,691
AmerisourceBergen Corp.	41,358	1,350,752
Amgen Inc.[a]	281,822	13,955,825
Baxter International Inc.	167,466	8,577,609
Becton, Dickinson and Co.	65,314	4,391,713
Biogen Idec Inc.[a]	80,908	4,241,197
Boston Scientific Corp.[a]	409,060	3,252,027
Bristol-Myers Squibb Co.	539,914	11,834,915
C.R. Bard Inc.	27,120	2,162,006
Cardinal Health Inc.	98,084	3,087,684
Celgene Corp.[a]	124,978	5,549,023
Cephalon Inc.[a,b]	18,758	1,277,420
CIGNA Corp.	73,676	1,295,961
Coventry Health Care Inc.[a]	40,454	523,475
Covidien Ltd.	137,182	4,559,930
DaVita Inc.[a]	28,250	1,241,587
DENTSPLY International Inc.	40,454	1,086,190
Eli Lilly and Co.	275,268	9,196,704
Express Scripts Inc.[a]	67,348	3,109,457
Forest Laboratories Inc.[a]	82,038	1,801,554

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Genzyme Corp.[a]	73,902	$4,389,040
Gilead Sciences Inc.[a]	248,374	11,504,684
Hospira Inc.[a]	43,392	1,339,077
Humana Inc.[a]	45,878	1,196,498
IMS Health Inc.	49,494	617,190
Intuitive Surgical Inc.[a,b]	10,622	1,012,914
Johnson & Johnson	754,162	39,668,921
King Pharmaceuticals Inc.[a]	67,122	474,553
Laboratory Corp. of America Holdings[a]	29,380	1,718,436
Life Technologies Corp.[a]	47,234	1,534,160
McKesson Corp.	74,580	2,613,283
Medco Health Solutions Inc.[a]	133,566	5,521,618
Medtronic Inc.	304,422	8,971,316
Merck & Co. Inc.	574,718	15,373,707
Millipore Corp.[a]	15,142	869,302
Mylan Inc.[a,b]	82,942	1,112,252
Patterson Companies Inc.[a]	24,860	468,860
PerkinElmer Inc.	31,640	404,043
Pfizer Inc.	1,838,510	25,040,506
Quest Diagnostics Inc.	42,036	1,995,869
Schering-Plough Corp.	442,734	10,426,386
St. Jude Medical Inc.[a]	94,242	3,423,812
Stryker Corp.	64,862	2,207,902
Tenet Healthcare Corp.[a]	113,000	131,080
Thermo Fisher Scientific Inc.[a]	113,904	4,062,956
UnitedHealth Group Inc.	330,864	6,924,984
Varian Medical Systems Inc.[a]	33,900	1,031,916
Waters Corp.[a]	26,442	977,032
Watson Pharmaceuticals Inc.[a]	28,476	885,888
WellPoint Inc.[a]	135,600	5,148,732
Wyeth	363,182	15,631,353
Zimmer Holdings Inc.[a]	60,568	2,210,732

		288,474,240

TOTAL COMMON STOCKS (Cost: $644,432,512)		449,319,041

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.81%

MONEY MARKET FUNDS – 0.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	3,129,873	$3,129,873
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%[c,d,e]	499,688	499,688
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%[c,d]	36,127	36,127

		3,665,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,665,688)		3,665,688

TOTAL INVESTMENTS IN SECURITIES – 100.25% (Cost: $648,098,200)		452,984,729

Other Assets, Less Liabilities – (0.25)%		(1,117,973)

NET ASSETS – 100.00%		$451,866,756

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.21%

AUSTRALIA – 1.61%
Brambles Ltd.	47,730	$159,181
Leighton Holdings Ltd.	4,590	61,550
Macquarie Airports	49,320	62,196
Macquarie Infrastructure Group	87,120	88,981
Qantas Airways Ltd.	67,530	81,875
Toll Holdings Ltd.	24,210	105,132
Transurban Group	46,560	151,074

		709,989

BRAZIL – 0.12%
Empresa Brasileira de
Aeronautica SA ADR	3,990	52,947

		52,947

CANADA – 2.08%
Bombardier Inc. Class B	45,990	107,468
Canadian National Railway Co.	14,610	524,875
Canadian Pacific Railway Ltd.	6,000	178,929
Groupe Aeroplan Inc.	94	586
Jazz Air Income Fund[a]	133	336
SNC-Lavalin Group Inc.	4,140	105,462

		917,656

CHILE – 0.21%
LAN Airlines SA SP ADR[b]	11,220	93,799

		93,799

CHINA – 0.37%
China Communications
Construction Co. Ltd. Class H	150,000	164,516

		164,516

DENMARK – 0.92%
A.P. Moller - Maersk A/S Class B	33	144,710
Vestas Wind Systems A/Sc	5,940	260,478

		405,188

FINLAND – 0.45%
Kone OYJ Class B	7,020	145,399
Metso OYJ	4,590	54,238

		199,637

FRANCE – 5.67%
Air France-KLM	4,080	36,294
ALSTOM	6,720	347,830

Security	Shares	Value
Bouygues SA	7,110	$254,123
Compagnie de Saint-Gobain	11,400	319,668
European Aeronautic Defence and
Space Co.	12,301	143,069
Safran SA	6,690	62,265
Schneider Electric SA	7,830	520,938
Thales SA	2,610	98,900
Vallourec SA	1,710	158,494
Vinci SA	15,120	561,192

		2,502,773

GERMANY – 5.10%
Deutsche Lufthansa AG Registered	7,440	80,704
Deutsche Post AG Registered	27,390	294,926
Hochtief AG	1,538	58,217
MAN AG	3,331	145,060
Siemens AG Registered	29,220	1,668,590

		2,247,497

HONG KONG – 0.72%
Hutchison Whampoa Ltd.	65,000	318,710

		318,710

ITALY – 0.68%
Atlantia SpA	9,004	136,043
Finmeccanica SpA	13,144	163,519

		299,562

JAPAN – 17.86%
All Nippon Airways Co. Ltd.[b,c]	60,000	234,484
Asahi Glass Co. Ltd.	30,000	157,639
Central Japan Railway Co.	60	336,539
Dai Nippon Printing Co. Ltd.	23,000	209,345
Daikin Industries Ltd.	9,000	244,204
East Japan Railway Co.	9,000	467,450
Fanuc Ltd.	6,000	402,754
Fujikura Ltd.	27,000	74,081
Furukawa Electric Co. Ltd. (The)	30,000	84,439
ITOCHU Corp.	60,000	290,372
Japan Airlines Corp.[b,c]	60,000	121,494
JS Group Corp.	3,000	33,593
Kajima Corp.	30,000	73,504
Kawasaki Heavy Industries Ltd.	30,000	59,532
Kintetsu Corp.	30,000	124,532
Komatsu Ltd.	27,000	292,498

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Kubota Corp.	31,000	$167,915
Marubeni Corp.	60,000	185,279
Mitsubishi Corp.	42,600	554,227
Mitsubishi Electric Corp.	60,000	267,895
Mitsubishi Heavy Industries Ltd.	120,000	362,053
Mitsui & Co. Ltd.	60,000	598,967
Mitsui O.S.K. Lines Ltd.	37,000	180,186
NGK Insulators Ltd.	11,000	167,612
Nippon Express Co. Ltd.	30,000	93,551
Nippon Yusen Kabushiki Kaisha	31,000	118,325
NSK Ltd.	17,000	64,888
Obayashi Corp.	30,000	145,186
Odakyu Electric Railway Co. Ltd.	30,000	232,054
Panasonic Electric Works Co. Ltd.	3,000	21,747
Secom Co. Ltd.	6,000	220,512
Shimizu Corp.	30,000	124,228
SMC Corp.	3,000	287,030
Sumitomo Corp.	36,000	307,259
Sumitomo Electric Industries Ltd.	18,000	149,620
Taisei Corp.	30,000	57,102
Tokyu Corp.	30,000	125,139
Toppan Printing Co. Ltd.	8,000	54,187
TOTO Ltd.[b]	7,000	34,869
West Japan Railway Co.	30	94,766
Yamato Holdings Co. Ltd.	6,000	56,313

		7,877,370

MEXICO – 0.25%
Alfa SAB de CV Series A	24,000	37,354
Grupo Carso SA de CV Series A1	30,000	72,793

		110,147

NETHERLANDS – 1.57%
Koninklijke Philips Electronics NV	29,400	432,501
Randstad Holding NV	3,300	55,994
TNT NV	11,850	202,644

		691,139

NORWAY – 0.44%
Orkla ASA	22,920	156,826
Renewable Energy Corp. ASA[b,c]	4,533	39,140

		195,966

Security	Shares	Value
PORTUGAL – 0.16%
BRISA - Auto-estradas de Portugal SA	10,170	$70,214

		70,214

SINGAPORE – 0.79%
Keppel Corp. Ltd.	45,000	148,303
Singapore Airlines Ltd.[b]	30,667	201,730

		350,033

SPAIN – 1.40%
Abertis Infraestructuras SA	10,893	170,225
Actividades de Construcciones y Servicios SA	7,170	297,393
Gamesa Corporacion Tecnologica SA	5,250	67,334
Grupo Ferrovial SA	2,370	50,535
Sacyr Vallehermoso SAb	4,350	33,498

		618,985

SWEDEN – 2.64%
Alfa Laval AB	11,043	83,150
Assa Abloy AB Class B	8,700	81,030
Atlas Copco AB Class A	20,430	152,595
Sandvik AB	34,320	195,526
Scania AB Class B	12,180	98,709
Securitas AB Class B	9,960	72,285
Skanska AB Class B	8,850	76,004
SKF AB Class B	13,020	112,210
Volvo AB Class A	17,670	93,615
Volvo AB Class B	37,290	197,111

		1,162,235

SWITZERLAND – 2.92%
ABB Ltd. Registered[c]	72,810	1,017,502
Adecco SA Registered	4,590	143,628
SGS SA Registered	120	126,116

		1,287,246

UNITED KINGDOM – 4.59%
BAE Systems PLC	112,470	539,244
BBA Aviation PLC	11,610	13,729
British Airways PLC	17,310	34,934
Bunzl PLC	12,510	97,994
Capita Group PLC	18,510	180,015
Cobham PLC	35,070	86,360

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Cookson Group PLC	118,770	$27,664
Experian PLC	31,980	200,200
FirstGroup PLC	16,740	64,185
G4S PLC	36,510	101,471
Hays PLC	38,970	40,636
IMI PLC	8,430	32,776
Invensys PLC[c]	27,090	64,573
Rentokil Initial PLC	57,660	36,778
Rolls-Royce Group PLC[c]	60,840	256,383
Smiths Group PLC	12,180	116,795
Tomkins PLC	30,630	53,233
Wolseley PLC[c]	22,830	75,509

		2,022,479

UNITED STATES – 48.66%
Avery Dennison Corp.	3,270	73,052
Boeing Co. (The)	23,400	832,572
Burlington Northern Santa Fe Corp.	9,060	544,959
C.H. Robinson Worldwide Inc.	5,400	246,294
Caterpillar Inc.	19,230	537,671
Cintas Corp.	4,200	103,824
Cooper Industries Ltd. Class A	5,652	146,161
CSX Corp.	12,930	334,240
Cummins Inc.	6,570	167,206
Danaher Corp.	7,920	429,422
Deere & Co.	13,680	449,662
Dover Corp.	5,731	151,184
Dun & Bradstreet Corp. (The)	1,620	124,740
Eaton Corp.	5,220	192,409
Emerson Electric Co.	24,300	694,494
Equifax Inc.	3,900	95,355
Expeditors International Washington Inc.	6,660	188,411
Fastenal Co.[b]	4,352	139,939
FedEx Corp.	9,870	439,116
Flowserve Corp.	1,846	103,598
Fluor Corp.	5,640	194,862
General Dynamics Corp.	12,390	515,300
General Electric Co.	334,020	3,376,942
Goodrich Corp.	3,949	149,628

Security	Shares	Value
Honeywell International Inc.	23,190	$646,073
Illinois Tool Works Inc.	12,390	382,231
Ingersoll-Rand Co. Ltd. Class A	10,320	142,416
Iron Mountain Inc.[c]	5,630	124,817
ITT Corp.	5,700	219,279
Jacobs Engineering Group Inc.[c]	3,859	149,189
L-3 Communications Holdings Inc.	3,739	253,504
Lockheed Martin Corp.	10,560	728,957
Manitowoc Co. Inc. (The)	5,010	16,383
Masco Corp.	12,420	86,692
Monster Worldwide Inc.[c]	4,170	33,986
Norfolk Southern Corp.	11,961	403,684
Northrop Grumman Corp.	10,470	456,911
PACCAR Inc.	11,430	294,437
Pall Corp.	3,797	77,573
Parker Hannifin Corp.	5,160	175,337
Pitney Bowes Inc.	5,970	139,400
Precision Castparts Corp.	4,470	267,753
R.R. Donnelley & Sons Co.	6,660	48,818
Raytheon Co.	13,080	509,335
Republic Services Inc.	9,720	166,698
Robert Half International Inc.	4,890	87,189
Rockwell Automation Inc.	4,770	104,177
Rockwell Collins Inc.	5,059	165,126
Ryder System Inc.	1,881	53,251
Southwest Airlines Co.	23,280	147,362
Stericycle Inc.[c]	2,730	130,303
Textron Inc.	9,390	53,899
3M Co.	22,020	1,094,834
Union Pacific Corp.	16,230	667,215
United Parcel Service Inc. Class B	31,560	1,553,383
United Technologies Corp.	30,210	1,298,426
W.W. Grainger Inc.	2,340	164,221
Waste Management Inc.	15,150	387,840

		21,461,740

TOTAL COMMON STOCKS (Cost: $99,320,402)		43,759,828

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.68%

MONEY MARKET FUNDS – 1.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	605,528	$605,528
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	96,673	96,673
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	41,341	41,341

		743,542

TOTAL SHORT-TERM INVESTMENTS
(Cost: $743,542)		743,542

TOTAL INVESTMENTS IN SECURITIES – 100.89% (Cost: $100,063,944)		44,503,370

Other Assets, Less Liabilities – (0.89)%		(394,025)

NET ASSETS – 100.00%		$44,109,345

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.01%

AUSTRALIA – 7.82%
ConnectEast Group	4,059,696	$1,142,374
Macquarie Airports	2,434,494	3,070,048
Macquarie Infrastructure Group	3,225,629	3,294,516
Transurban Group	2,555,321	8,291,291

		15,798,229

AUSTRIA – 0.15%
Flughafen Wien AGa	10,236	299,123

		299,123

BELGIUM – 0.12%
Euronav SA	16,268	239,317

		239,317

BRAZIL – 0.19%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	8,636	184,379
CPFL Energia SA ADR[a]	5,101	206,948

		391,327

CANADA – 9.17%
AltaGas Income Trust	26,228	297,062
Enbridge Inc.	293,933	8,492,203
Pembina Pipeline Income Fund	51,965	577,412
TransCanada Corp.	385,950	9,150,649

		18,517,326

CHILE – 0.56%
Empresa Nacional de Electricidad
SA SP ADR	13,900	521,250
Enersis SA SP ADR	39,927	602,898

		1,124,148

CHINA – 6.33%
Beijing Capital International Airport Co. Ltd. Class H	3,486,000	1,551,832
China Merchants Holdings (International) Co. Ltd.[a]	1,994,000	4,590,059
China Resources Power Holdings Co. Ltd.	166,000	347,850
COSCO Pacific Ltd.[a]	2,158,000	2,130,155
Datang International Power Generation Co. Ltd. Class H	498,000	219,120

Security	Shares	Value
Huaneng Power International Inc. SP ADR	11,791	$316,588
Jiangsu Expressway Co. Ltd. Class H	2,490,000	1,689,987
Zhejiang Expressway Co. Ltd. Class Ha	2,658,000	1,937,768

		12,783,359

FRANCE – 7.99%
Aeroports de Paris	59,929	3,182,709
Electricite de France	43,990	1,725,007
GDF Suez[a]	203,848	6,996,276
Groupe Eurotunnel SAb	314,155	1,668,414
Societe des Autoroutes Paris-Rhin-Rhone[a]	40,340	2,570,316

		16,142,722

GERMANY – 8.32%
E.ON AG	299,713	8,320,694
Fraport AG	92,804	2,985,521
Hamburger Hafen und Logistik AG	45,819	1,131,510
RWE AG	62,416	4,376,350

		16,814,075

HONG KONG – 0.99%
CLP Holdings Ltd.	290,500	1,996,016

		1,996,016

ITALY – 6.30%
Ansaldo STS SpA	113,876	1,808,270
Atlantia SpA	508,126	7,677,391
Enel SpA	677,944	3,251,634

		12,737,295

JAPAN – 8.40%
Japan Airport Terminal Co. Ltd.	166,000	1,747,899
Kamigumi Co. Ltd.	582,000	3,859,573
Kansai Electric Power Co. Inc. (The)	124,500	2,697,479
Mitsubishi Logistics Corp.	249,000	2,407,563
Sumitomo Warehouse Co. Ltd. (The)	332,000	1,284,034
Tokyo Electric Power Co. Inc. (The)	199,300	4,963,835

		16,960,383

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2009

Security	Shares	Value
MEXICO – 1.39%
Grupo Aeroportuario del Pacifico SA de CV ADR	84,909	$1,549,589
Grupo Aeroportuario del Sureste SA de CV Series B ADR	43,438	1,250,146

		2,799,735

NETHERLANDS – 2.05%
Royal Vopak NV	59,441	2,377,854
Smit Internationale NV	31,053	1,771,613

		4,149,467

NEW ZEALAND – 0.90%
Auckland International Airport Ltd.	1,870,519	1,825,594

		1,825,594

NORWAY – 0.46%
Frontline Ltd.[a]	52,469	932,492

		932,492

PORTUGAL – 2.18%
BRISA - Auto-estradas de Portugal SA	637,694	4,402,665

		4,402,665

SPAIN – 7.72%
Abertis Infraestructuras SA	560,333	8,756,340
Cintra Concesiones de Infraestructuras de Transporte SA	412,629	1,846,246
Iberdrola SA	713,219	4,999,848

		15,602,434

UNITED KINGDOM – 5.21%
BBA Aviation PLC	779,370	921,616
Centrica PLC	875,846	2,859,160
Forth Ports PLC	86,443	1,123,801
National Grid PLC	434,354	3,333,923
Scottish & Southern Energy PLC	143,341	2,278,527

		10,517,027

UNITED STATES – 22.76%
American Electric Power Co. Inc.	66,417	1,677,693
Dominion Resources Inc.	90,906	2,817,177
Duke Energy Corp.	192,828	2,761,297
El Paso Corp.	573,098	3,581,862

Security	Shares	Value
Entergy Corp.	30,635	$2,085,937
Exelon Corp.	113,627	5,157,530
FirstEnergy Corp.	52,460	2,024,956
FPL Group Inc.	60,273	3,057,649
General Maritime Corp.	45,417	317,919
Nordic American Tanker Shipping Ltd.[a]	25,851	757,434
PG&E Corp.	47,700	1,823,094
Public Service Enterprise Group Inc.	80,120	2,361,136
Ship Finance International Ltd.[a]	44,194	289,913
Southern Co.	122,025	3,736,406
Southern Union Co.	75,100	1,143,022
Spectra Energy Corp.	455,683	6,443,358
Teekay Corp.	34,704	493,838
Tsakos Energy Navigation Ltd.	21,716	305,978
Williams Companies Inc. (The)	452,350	5,147,743

		45,983,942

TOTAL COMMON STOCKS (Cost: $273,803,016)		200,016,676

PREFERRED STOCKS – 0.32%

BRAZIL – 0.32%
Companhia Energetica de Minas Gerais SP ADR	44,654	659,986

		659,986

TOTAL PREFERRED STOCKS (Cost: $748,254)		659,986

SHORT-TERM INVESTMENTS – 3.38%

MONEY MARKET FUNDS – 3.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	5,648,919	5,648,919
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	901,856	901,856

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	271,701	$271,701

		6,822,476

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,822,476)		6,822,476

TOTAL INVESTMENTS IN SECURITIES – 102.71% (Cost: $281,373,746)		207,499,138

Other Assets, Less Liabilities – (2.71)%		(5,476,041)

NET ASSETS – 100.00%		$202,023,097

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 96.24%

AUSTRALIA – 12.15%
Amcor Ltd.	142,968	$442,037
BHP Billiton Ltd.	538,104	11,930,340
BlueScope Steel Ltd.	148,596	265,338
Fortescue Metals Group Ltd.[a]	209,644	371,435
Incitec Pivot Ltd.	299,040	440,479
Lihir Gold Ltd.[a]	377,748	860,867
Newcrest Mining Ltd.	76,860	1,747,858
OneSteel Ltd.	136,080	212,734
Orica Ltd.	73,248	752,703
Rio Tinto Ltd.	47,292	1,858,804

		18,882,595

AUSTRIA – 0.13%
voestalpine AG	15,120	197,737

		197,737

BELGIUM – 0.67%
Solvay SA	9,408	658,900
Umicore	20,664	381,492

		1,040,392

BRAZIL – 0.69%
Companhia Siderurgica Nacional SA SP ADR[b]	72,408	1,074,535

		1,074,535

CANADA – 12.07%
Agnico-Eagle Mines Ltd.	24,444	1,407,985
Agrium Inc.	26,124	948,699
Barrick Gold Corp.	139,272	4,517,498
First Quantum Minerals Ltd.	10,520	296,833
Goldcorp Inc.	116,340	3,924,389
Inmet Mining Corp.	7,225	179,283
Kinross Gold Corp.	109,536	1,994,571
Potash Corp. of Saskatchewan Inc.	48,302	3,913,992
Teck Cominco Ltd. Class B	86,436	484,341
Yamana Gold Inc.	116,592	1,090,719

		18,758,310

CHILE – 0.42%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	24,846	659,910

		659,910

Security	Shares	Value
DENMARK – 0.35%
Novozymes A/S Class B	7,476	$539,726

		539,726

FINLAND – 0.50%
Stora Enso OYJ Class Ra	95,172	337,381
UPM-Kymmene OYJ	75,852	438,083

		775,464

FRANCE – 2.81%
Lafarge SA	21,975	988,782
L’Air Liquide SA	41,580	3,381,077

		4,369,859

GERMANY – 5.49%
BASF SE	152,292	4,608,094
K+S AG	22,344	1,036,238
Linde AG	23,856	1,621,055
Salzgitter AG	6,048	337,899
ThyssenKrupp AG	52,836	923,880

		8,527,166

IRELAND – 1.17%
CRH PLC	84,624	1,822,178

		1,822,178

JAPAN – 10.36%
Asahi Kasei Corp.	170,000	611,016
JFE Holdings Inc.	75,600	1,641,814
JSR Corp.	36,500	423,129
Kobe Steel Ltd.	336,000	428,632
Kuraray Co. Ltd.	42,000	355,067
Mitsubishi Chemical Holdings Corp.	210,000	714,387
Mitsubishi Materials Corp.	170,000	456,110
Mitsui Chemicals Inc.	168,000	406,520
Mitsui Mining & Smelting Co. Ltd.[a]	85,000	139,415
Nippon Paper Group Inc.	20,300	491,212
Nippon Steel Corp.	850,000	2,263,339
Nitto Denko Corp.	26,200	531,852
Oji Paper Co. Ltd.	168,000	680,369
Shin-Etsu Chemical Co. Ltd.	59,500	2,873,494
Sumitomo Chemical Co. Ltd.	255,000	859,725
Sumitomo Metal Industries Ltd.	510,000	1,017,212
Sumitomo Metal Mining Co. Ltd.	84,000	800,283
Teijin Ltd.	172,000	370,922

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Toray Industries Inc.	168,000	$671,864
Toyo Seikan Kaisha Ltd.	25,200	365,868

		16,102,230

MEXICO – 0.60%
Cemex SAB de CV Series CPO[a]	1,470,049	929,791

		929,791

NETHERLANDS – 3.32%
Akzo Nobel NV	43,848	1,658,893
ArcelorMittal	130,536	2,647,351
Koninklijke DSM NV	32,580	857,127

		5,163,371

NORWAY – 0.67%
Norsk Hydro ASA	103,656	389,932
Yara International ASA	29,605	645,627

		1,035,559

PERU – 0.44%
Compania de Minas Buenaventura SA ADR	28,728	688,897

		688,897

PORTUGAL – 0.19%
CIMPOR - Cimentos de Portugal SGPS SA	58,212	289,521

		289,521

SOUTH KOREA – 1.98%
POSCO ADR[b]	46,032	3,076,319

		3,076,319

SPAIN – 0.10%
Acerinox SA	13,944	161,993

		161,993

SWEDEN – 0.82%
Boliden AB	54,516	279,593
Holmen AB Class B	3,108	51,410
SSAB Svenskt Stal AB Class Aa	27,048	229,018
Svenska Cellulosa AB Class B	94,235	712,408

		1,272,429

SWITZERLAND – 3.41%
Clariant AG Registered[a]	49,308	191,239
Givaudan SA Registered	1,176	610,211
Holcim Ltd. Registered	36,036	1,286,083
Syngenta AG Registered	15,960	3,219,932

		5,307,465

Security	Shares	Value
TAIWAN – 1.48%
China Steel Corp. SP GDR[b]	176,449	$2,293,837

		2,293,837

UNITED KINGDOM – 12.18%
Anglo American PLC	210,420	3,577,041
BHP Billiton PLC	354,060	7,028,763
Johnson Matthey PLC	38,220	576,861
Lonmin PLC	19,824	404,342
Rexam PLC	112,045	433,619
Rio Tinto PLC	142,044	4,784,571
Xstrata PLC	317,940	2,127,070

		18,932,267

UNITED STATES – 24.24%
Air Products and Chemicals Inc.	35,280	1,984,500
AK Steel Holding Corp.	17,307	123,226
Alcoa Inc.	159,852	1,173,314
Allegheny Technologies Inc.	15,708	344,476
Ball Corp.	16,548	718,183
Bemis Co. Inc.	12,684	265,983
CF Industries Holdings Inc.	9,493	675,237
Dow Chemical Co. (The)	161,028	1,357,466
E.I. du Pont de Nemours and Co.	151,872	3,391,302
Eastman Chemical Co.	15,540	416,472
Ecolab Inc.	27,300	948,129
Freeport-McMoRan Copper & Gold Inc.	65,856	2,509,772
International Flavors & Fragrances Inc.	14,172	431,679
International Paper Co.	68,964	485,507
MeadWestvaco Corp.	25,788	309,198
Monsanto Co.	88,536	7,357,342
Newmont Mining Corp.	77,700	3,477,852
Nucor Corp.	49,056	1,872,467
Owens-Illinois Inc.[a]	29,484	425,749
Pactiv Corp.[a]	22,092	322,322
PPG Industries Inc.	29,736	1,097,258
Praxair Inc.	50,568	3,402,721
Rohm and Haas Co.	17,304	1,364,247
Sealed Air Corp.	23,436	323,417
Sigma-Aldrich Corp.	20,244	765,021
Titanium Metals Corp.	18,396	100,626
United States Steel Corp.	17,976	379,833

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Vulcan Materials Co.	17,477	$774,056
Weyerhaeuser Co.	32,162	886,706

		37,684,061

TOTAL COMMON STOCKS (Cost: $335,239,252)		149,585,612

PREFERRED STOCKS – 2.92%

BRAZIL – 2.92%
Aracruz Celulose SA SP ADR	17,892	118,087
Companhia Vale do Rio Doce SP ADR	338,772	3,821,348
Gerdau SA SP ADR[b]	109,284	597,784

		4,537,219

TOTAL PREFERRED STOCKS (Cost: $13,158,465)		4,537,219

RIGHTS – 0.34%

IRELAND – 0.34%
CRH PLC[a]	24,072	524,151

		524,151

TOTAL RIGHTS (Cost: $258,772)		524,151

SHORT-TERM INVESTMENTS – 2.33%

MONEY MARKET FUNDS – 2.33%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	3,026,409	3,026,409
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	483,169	483,169

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	110,251	$110,251

		3,619,829

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,619,829)		3,619,829

TOTAL INVESTMENTS IN SECURITIES – 101.83% (Cost: $352,276,318)		158,266,811

Other Assets, Less Liabilities – (1.83)%		(2,838,911)

NET ASSETS – 100.00%		$155,427,900

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.76%

AUSTRALIA – 18.83%
Energy Resources of Australia Ltd.	29,850	$440,513
Paladin Energy Ltd.[a,b]	295,270	697,522

		1,138,035

CANADA – 29.51%
Cameco Corp.	28,830	493,810
Denison Mines Corp.[a]	118,200	86,432
UEX Corp.[a]	99,020	65,323
Uranium One Inc.[a]	476,190	965,135
Uranium Participation Corp.[a]	35,610	172,651

		1,783,351

FINLAND – 2.62%
Fortum OYJ	8,320	158,517

		158,517

FRANCE – 4.13%
AREVA SA	130	54,138
Electricite de France	4,980	195,284

		249,422

GERMANY – 4.65%
E.ON AG	10,130	281,231

		281,231

JAPAN – 9.51%
Kansai Electric Power Co. Inc. (The)	10,000	216,665
Tokyo Electric Power Co. Inc. (The)	11,000	273,970
Toshiba Plant Systems & Services Corp.	10,000	84,236

		574,871

SOUTH KOREA – 1.27%
Korea Electric Power Corp. SP ADR[a]	8,380	76,677

		76,677

UNITED STATES – 29.24%
Constellation Energy Group Inc.	2,820	58,261
EnergySolutions Inc.	12,970	112,190
Entergy Corp.	3,110	211,760
Exelon Corp.	8,580	389,446
FirstEnergy Corp.	5,770	222,722
FPL Group Inc.	5,820	295,249
McDermott International Inc.[a]	21,710	290,697
USEC Inc.[a,b]	38,890	186,672

		1,766,997

TOTAL COMMON STOCKS (Cost: $7,311,943)		6,029,101

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.93%

MONEY MARKET FUNDS – 6.93%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	356,171	$356,171
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	56,863	56,863
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	5,361	5,361

		418,395

TOTAL SHORT-TERM INVESTMENTS (Cost: $418,395)		418,395

TOTAL INVESTMENTS IN SECURITIES – 106.69% (Cost: $7,730,338)		6,447,496

Other Assets, Less Liabilities – (6.69)%		(404,046)

NET ASSETS – 100.00%		$6,043,450

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.74%

CANADA – 1.25%
Research In Motion Ltd.[a]	56,700	$2,455,656

		2,455,656

FINLAND – 2.55%
Nokia OYJ	424,412	5,003,807

		5,003,807

FRANCE – 0.85%
Alcatel-Lucent[a]	274,680	517,134
Cap Gemini SA	16,515	531,071
Dassault Systemes SA	5,565	216,192
STMicroelectronics NV	79,800	401,340

		1,665,737

GERMANY – 1.84%
Infineon Technologies AGa	91,770	106,003
SAP AG	99,435	3,522,290

		3,628,293

JAPAN – 10.58%
Advantest Corp.	21,000	310,631
Canon Inc.	126,000	3,597,449
FUJIFILM Holdings Corp.	52,500	1,129,518
Fujitsu Ltd.	212,000	783,436
Hirose Electric Co. Ltd.	3,700	354,379
Hitachi Ltd.	368,000	991,070
Hoya Pentax HD Corp.	42,000	820,695
Keyence Corp.	4,400	824,137
Konica Minolta Holdings Inc.	61,500	521,788
Kyocera Corp.	21,000	1,377,746
Murata Manufacturing Co. Ltd.	21,000	803,685
NEC Corp.[a]	229,000	612,089
Nintendo Co. Ltd.	12,900	3,715,754
NTT Data Corp.	170	459,897
Ricoh Co. Ltd.	105,000	1,236,357
Rohm Co. Ltd.	11,500	569,353
TDK Corp.	14,700	543,232
Tokyo Electron Ltd.	21,000	773,919
Toshiba Corp.[b]	342,000	879,498
Yahoo! Japan Corp.	1,890	495,032

		20,799,665

Security	Shares	Value
NETHERLANDS – 0.46%
ASML Holding NV	50,656	$897,867

		897,867

SOUTH KOREA – 3.08%
Samsung Electronics Co. Ltd. GDR[b,c]	29,610	6,047,843

		6,047,843

SWEDEN – 1.41%
Telefonaktiebolaget LM Ericsson AB Class B	339,780	2,774,201

		2,774,201

TAIWAN – 4.71%
AU Optronics Corp. SP ADR	133,561	1,120,577
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	715,155	6,400,637
United Microelectronics Corp. SP ADR[b]	684,589	1,732,010

		9,253,224

UNITED KINGDOM – 0.46%
ARM Holdings PLC	175,350	257,621
Electrocomponents PLC	42,945	77,098
Logica PLC	170,625	155,910
Misys PLC	59,745	107,901
Sage Group PLC	126,210	306,088

		904,618

UNITED STATES – 72.55%
Adobe Systems Inc.[a]	61,845	1,322,864
Advanced Micro Devices Inc.[a,b]	69,715	212,631
Affiliated Computer Services Inc. Class Aa	8,616	412,620
Agilent Technologies Inc.[a]	42,420	651,995
Akamai Technologies Inc.[a]	19,215	372,771
Altera Corp.	36,750	644,962
Amphenol Corp. Class A	15,225	433,760
Analog Devices Inc.	32,340	623,192
Apple Inc.[a]	101,220	10,640,246
Applied Materials Inc.	153,720	1,652,490
Autodesk Inc.[a]	26,419	444,103
Automatic Data Processing Inc.	57,306	2,014,879
BMC Software Inc.[a]	22,260	734,580
Broadcom Corp. Class Aa	52,500	1,048,950
CA Inc.	43,155	759,960

80	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
Ciena Corp.[a]	9,555	$74,338
Cisco Systems Inc.[a]	668,430	11,209,571
Citrix Systems Inc.[a]	21,945	496,835
Cognizant Technology Solutions Corp. Class Aa	33,285	691,995
Computer Sciences Corp.[a]	18,095	666,620
Compuware Corp.[a]	31,395	206,893
Convergys Corp.[a]	7,705	62,256
Corning Inc.	177,555	2,356,155
Dell Inc.[a]	219,660	2,082,377
eBay Inc.[a]	127,635	1,603,096
Electronic Arts Inc.[a]	35,910	653,203
EMC Corp.[a]	234,885	2,677,689
Fidelity National Information Services Inc.	18,192	331,094
Fiserv Inc.[a]	16,170	589,558
FLIR Systems Inc.[a]	12,915	264,499
Google Inc. Class Aa	27,090	9,428,945
Harris Corp.	11,760	340,334
Hewlett-Packard Co.	281,144	9,013,477
Intel Corp.	634,410	9,547,871
International Business Machines Corp.	152,985	14,822,717
Intuit Inc.[a]	36,817	994,059
Jabil Circuit Inc.	20,580	114,425
JDS Uniphase Corp.[a]	26,775	87,019
Juniper Networks Inc.[a]	61,845	931,386
KLA-Tencor Corp.	19,635	392,700
Lexmark International Inc. Class Aa	10,185	171,821
Linear Technology Corp.	24,465	562,206
LSI Corp.[a]	82,110	249,614
MasterCard Inc. Class A	8,609	1,441,835
McAfee Inc.[a]	14,385	481,898
MEMC Electronic Materials Inc.[a]	26,779	441,586
Microchip Technology Inc.	21,945	465,015
Micron Technology Inc.[a]	65,730	266,864
Microsoft Corp.	874,545	16,065,392
Molex Inc.	14,805	203,421
Motorola Inc.	243,163	1,028,579
National Semiconductor Corp.	25,620	263,117
NetApp Inc.[a]	40,845	606,140
Novell Inc.[a]	42,420	180,709

Security	Shares	Value
Novellus Systems Inc.[a]	13,755	$228,746
NVIDIA Corp.[a]	63,945	630,498
Oracle Corp.[a]	447,090	8,078,916
Paychex Inc.	36,855	946,068
QLogic Corp.[a,b]	16,695	185,648
QUALCOMM Inc.	185,220	7,206,910
Salesforce.com Inc.[a,b]	11,760	384,905
SanDisk Corp.[a]	25,725	325,421
Sun Microsystems Inc.[a]	99,540	728,633
Symantec Corp.[a]	97,755	1,460,460
Tellabs Inc.[a]	35,805	163,987
Teradata Corp.[a]	19,215	311,667
Teradyne Inc.[a]	21,630	94,739
Texas Instruments Inc.	147,840	2,440,838
Total System Services Inc.	19,845	274,059
Tyco Electronics Ltd.	50,925	562,212
VeriSign Inc.[a,b]	24,045	453,729
Western Union Co.	84,105	1,057,200
Xerox Corp.	80,640	366,912
Xilinx Inc.	32,235	617,623
Yahoo! Inc.[a]	156,030	1,998,744

		142,555,227

TOTAL COMMON STOCKS (Cost: $347,450,405)		195,986,138

SHORT-TERM INVESTMENTS – 3.84%

MONEY MARKET FUNDS – 3.84%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	6,340,031	6,340,031
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	1,012,193	1,012,193
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	195,271	195,271

		7,547,495

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,547,495)		7,547,495

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2009

Value

TOTAL INVESTMENTS IN SECURITIES – 103.58% (Cost: $354,997,900)	$203,533,633

Other Assets, Less Liabilities – (3.58)%	(7,038,793)

NET ASSETS – 100.00%	$196,494,840

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

82	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.93%

AUSTRALIA – 2.75%
Telstra Corp. Ltd.	2,971,430	$6,627,204

		6,627,204

AUSTRIA – 0.58%
Telekom Austria AG	92,620	1,401,876

		1,401,876

BELGIUM – 0.58%
Belgacom SA	44,990	1,409,704

		1,409,704

CANADA – 4.13%
BCE Inc.	222,923	4,450,841
Rogers Communications Inc. Class B	149,490	3,451,643
TELUS Corp.	74,480	2,052,988

		9,955,472

CHINA – 4.77%
China Mobile Ltd.	1,320,000	11,496,774

		11,496,774

FRANCE – 4.60%
France Telecom SA	487,582	11,102,269

		11,102,269

GERMANY – 4.30%
Deutsche Telekom AG Registered	835,890	10,376,734

		10,376,734

GREECE – 0.47%
Hellenic Telecommunications Organization SA SP ADR	148,444	1,131,143

		1,131,143

ITALY – 1.50%
Telecom Italia SpA	2,816,000	3,630,378

		3,630,378

JAPAN – 7.06%
Nippon Telegraph and Telephone Corp.	231,000	8,723,600
NTT DoCoMo Inc.	4,180	5,658,257
SoftBank Corp.	209,000	2,657,730

		17,039,587

Security	Shares	Value
MEXICO – 3.94%
America Movil SAB de CV Series L	1,969,000	$2,693,186
America Movil SAB de CV Series L ADR	208,425	5,644,149
Telefonos de Mexico SAB de CV Series L	143,000	108,596
Telefonos de Mexico SAB de CV Series L SP ADR[a]	70,005	1,052,875

		9,498,806

NETHERLANDS – 2.77%
Koninklijke KPN NV	500,390	6,683,540

		6,683,540

NEW ZEALAND – 0.26%
Telecom Corp. of New Zealand Ltd.	464,090	619,103

		619,103

NORWAY – 0.52%
Telenor ASA	220,330	1,256,306

		1,256,306

PORTUGAL – 0.81%
Portugal Telecom SGPS SA Registered	13,068	101,153
Portugal Telecom SGPS SA SP ADR	242,440	1,864,364

		1,965,517

SINGAPORE – 1.52%
Singapore Telecommunications Ltd.	2,200,550	3,662,276

		3,662,276

SOUTH KOREA – 0.68%
SK Telecom Co. Ltd. ADR	106,549	1,646,182

		1,646,182

SPAIN – 10.74%
Telefonica SA	1,299,320	25,911,110

		25,911,110

SWEDEN – 1.51%
Tele2 AB Class B	83,380	700,943
TeliaSonera AB	613,872	2,940,420

		3,641,363

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
SWITZERLAND – 0.69%
Swisscom AG Registered	1,589	$446,843
Swisscom AG SP ADR	43,560	1,218,809

		1,665,652

TAIWAN – 1.04%
Chunghwa Telecom Co. Ltd. ADR	138,011	2,515,941

		2,515,941

UNITED KINGDOM – 12.16%
BT Group PLC	2,189,440	2,454,099
Cable & Wireless PLC	710,820	1,421,301
Vodafone Group PLC	14,468,080	25,455,677

		29,331,077

UNITED STATES – 31.55%
American Tower Corp. Class Ab	110,990	3,377,426
AT&T Inc.	1,622,720	40,892,543
CenturyTel Inc.[a]	29,271	823,100
Embarq Corp.	40,260	1,523,841
Frontier Communications Corp.	89,837	645,030
Qwest Communications International Inc.	404,690	1,384,040
Sprint Nextel Corp.[b]	791,890	2,827,047
Verizon Communications Inc.	781,990	23,616,098
Windstream Corp.	126,060	1,016,044

		76,105,169

TOTAL COMMON STOCKS (Cost: $362,977,849)		238,673,183

PREFERRED STOCKS – 0.61%

BRAZIL – 0.61%
Brasil Telecom Participacoes SA ADR	13,046	471,222
Tele Norte Leste Participacoes SA ADR	72,600	1,004,784

		1,476,006

TOTAL PREFERRED STOCKS (Cost: $2,210,029)		1,476,006

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.67%

MONEY MARKET FUNDS – 0.67%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	1,160,409	$1,160,409
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	185,261	185,261
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	262,064	262,064

		1,607,734

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,607,734)		1,607,734

TOTAL INVESTMENTS IN SECURITIES – 100.21% (Cost: $366,795,612)		241,756,923

Other Assets, Less Liabilities – (0.21)%		(500,270)

NET ASSETS – 100.00%		$241,256,653

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

84	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 94.15%

AUSTRALIA – 5.32%
Great Southern Plantations Ltd.	262,877	$22,831
Gunns Ltd.	1,149,483	718,795

		741,626

CANADA – 18.88%
Canfor Corp.[a]	171,675	654,962
Sino-Forest Corp.[a]	176,799	1,235,197
TimberWest Forest Corp. Stapled Units	38,795	90,346
West Fraser Timber Co. Ltd.	36,498	648,067

		2,628,572

FINLAND – 3.84%
Stora Enso OYJ Class Ra	70,959	251,547
UPM-Kymmene OYJ	48,993	282,959

		534,506

JAPAN – 8.76%
Hokuetsu Paper Mills Ltd.	73,500	312,544
Nippon Paper Group Inc.	12,600	304,890
Oji Paper Co. Ltd.	63,000	255,138
Sumitomo Forestry Co. Ltd.	52,500	347,094

		1,219,666

SOUTH AFRICA – 2.48%
Sappi Ltd.	179,977	345,382

		345,382

SWEDEN – 4.95%
Holmen AB Class B	21,441	354,657
Svenska Cellulosa AB Class B	44,247	334,503

		689,160

UNITED STATES – 49.92%
Deltic Timber Corp.	17,115	674,502
International Paper Co.	42,210	297,158
MeadWestvaco Corp.	31,332	375,671
Packaging Corp. of America	36,327	472,978
Plum Creek Timber Co. Inc.	40,787	1,185,678
Potlatch Corp.	50,778	1,177,542
Rayonier Inc.	40,854	1,234,608
Sonoco Products Co.	22,596	474,064
Weyerhaeuser Co.	38,397	1,058,605

		6,950,806

TOTAL COMMON STOCKS (Cost: $19,287,542)		13,109,718

Security	Shares	Value
PREFERRED STOCKS – 4.71%

BRAZIL – 4.71%
Aracruz Celulose SA SP ADR[b]	48,510	$320,166
Votorantim Celulose e Papel SA SP ADR[a]	76,629	335,635

		655,801

TOTAL PREFERRED STOCKS (Cost: $2,306,792)		655,801

SHORT-TERM INVESTMENTS – 0.48%

MONEY MARKET FUNDS – 0.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	24,447	24,447
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	3,903	3,903
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	37,897	37,897

		66,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $66,247)		66,247

TOTAL INVESTMENTS IN SECURITIES – 99.34% (Cost: $21,660,581)		13,831,766

Other Assets, Less Liabilities – 0.66%		91,786

NET ASSETS – 100.00%		$13,923,552

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.12%

AUSTRALIA – 0.60%
AGL Energy Ltd.	83,524	$868,166

		868,166

BRAZIL – 0.29%
Centrais Eletricas Brasileiras SA SP ADR	38,783	420,020

		420,020

CANADA – 0.77%
Fortis Inc.	31,768	559,030
TransAlta Corp.	37,088	543,873

		1,102,903

CHILE – 1.02%
Empresa Nacional de Electricidad SA SP ADR	20,089	753,337
Enersis SA SP ADR	47,630	719,213

		1,472,550

FINLAND – 1.08%
Fortum OYJ	81,928	1,560,933

		1,560,933

FRANCE – 9.20%
Electricite de France	51,680	2,026,560
GDF Suez[a]	264,860	9,090,272
Suez Environnement SAb	50,616	744,272
Veolia Environnement	66,804	1,394,296

		13,255,400

GERMANY – 11.26%
E.ON AG	375,744	10,431,483
RWE AG	82,536	5,787,081

		16,218,564

HONG KONG – 2.65%
CLP Holdings Ltd.	380,500	2,614,403
Hong Kong and China Gas Co. Ltd. (The)	762,550	1,202,369

		3,816,772

ITALY – 3.68%
Enel SpA	787,740	3,778,250
Snam Rete Gas SpA	155,192	832,436
Terna SpA	220,552	686,679

		5,297,365

Security	Shares	Value
JAPAN – 10.40%
Chubu Electric Power Co. Inc.	121,600	$2,671,580
Kansai Electric Power Co. Inc. (The)	129,200	2,799,312
Kyushu Electric Power Co. Inc.	76,000	1,700,516
Osaka Gas Co. Ltd.	380,000	1,184,975
Tokyo Electric Power Co. Inc. (The)	212,800	5,300,071
Tokyo Gas Co. Ltd.	380,000	1,327,326

		14,983,780

PORTUGAL – 1.08%
Energias de Portugal SA	446,500	1,549,034

		1,549,034

SOUTH KOREA – 0.58%
Korea Electric Power Corp. SP ADR[b]	91,906	840,940

		840,940

SPAIN – 8.04%
Acciona SA	5,092	523,612
Gas Natural SDG SAa	46,946	641,378
Iberdrola Renovables SAb	158,536	656,723
Iberdrola SA	939,360	6,585,154
Red Electrica Corporacion SA	20,292	792,086
Union Fenosa SA	99,560	2,379,345

		11,578,298

UNITED KINGDOM – 8.48%
Centrica PLC	959,500	3,132,244
Drax Group PLC	63,688	471,498
International Power PLC	285,228	860,590
National Grid PLC	456,304	3,502,402
Scottish & Southern Energy PLC	172,900	2,748,393
Severn Trent PLC	44,156	626,581
United Utilities Group PLC	127,376	882,747

		12,224,455

UNITED STATES – 38.99%
AES Corp. (The)[b]	125,020	726,366
Allegheny Energy Inc.	31,996	741,347
Ameren Corp.	39,748	921,756
American Electric Power Co. Inc.	76,380	1,929,359
CenterPoint Energy Inc.	65,464	682,790
CMS Energy Corp.	42,864	507,510
Consolidated Edison Inc.	51,376	2,035,003
Constellation Energy Group Inc.	37,240	769,378
Dominion Resources Inc.	109,516	3,393,901

86	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2009

Security	Shares	Value
DTE Energy Co.	30,780	$852,606
Duke Energy Corp.	240,844	3,448,886
Dynegy Inc. Class Ab	96,368	135,879
Edison International	61,180	1,762,596
Entergy Corp.	35,568	2,421,825
EQT Corp.	24,700	773,851
Exelon Corp.	123,576	5,609,115
FirstEnergy Corp.	57,228	2,209,001
FPL Group Inc.	76,760	3,894,035
Integrys Energy Group Inc.	14,381	374,481
Nicor Inc.	8,360	277,803
NiSource Inc.	51,680	506,464
Northeast Utilities	32,300	697,357
Pepco Holdings Inc.	40,964	511,231
PG&E Corp.	68,628	2,622,962
Pinnacle West Capital Corp.	18,772	498,584
PPL Corp.	70,452	2,022,677
Progress Energy Inc.	51,680	1,873,917
Public Service Enterprise Group Inc.	95,000	2,799,650
Questar Corp.	32,756	964,009
SCANA Corp.	22,724	701,944
Sempra Energy	45,676	2,112,058
Southern Co.	145,996	4,470,398
TECO Energy Inc.	39,596	441,495
Wisconsin Energy Corp.	22,040	907,387
Xcel Energy Inc.	85,348	1,590,033

		56,187,654

TOTAL COMMON STOCKS (Cost: $240,986,239)		141,376,834

PREFERRED STOCKS – 0.94%

BRAZIL – 0.94%
Centrais Eletricas Brasileiras SA ADR	35,289	376,533
Companhia Energetica de Minas Gerais SP ADR	52,288	772,817
Companhia Paranaense de Energia SP ADR[a]	19,304	201,341

		1,350,691

TOTAL PREFERRED STOCKS (Cost: $1,737,791)		1,350,691

Security	Shares	Value
RIGHTS – 0.48%

SPAIN – 0.48%
Gas Natural SDG SAa,b,c	51,246	$700,124

		700,124

TOTAL RIGHTS (Cost: $542,587)		700,124

SHORT-TERM INVESTMENTS – 4.04%

MONEY MARKET FUNDS – 4.04%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	4,854,023	4,854,023
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	774,950	774,950
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	188,737	188,737

		5,817,710

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,817,710)		5,817,710

TOTAL INVESTMENTS IN SECURITIES – 103.58% (Cost: $249,084,327)		149,245,359

Other Assets, Less Liabilities – (3.58)%		(5,154,931)

NET ASSETS – 100.00%		$144,090,428

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2009

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$970,398,287	$57,153,592	$65,745,626	$321,895,344
Affiliated issuers (Note 2)	14,009,668	19,810,841	671,395	2,086,981

Total cost of investments	$984,407,955	$76,964,433	$66,417,021	$323,982,325

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$547,712,861	$44,870,855	$55,443,840	$246,925,101
Affiliated issuers (Note 2)	5,962,975	19,810,841	671,395	2,086,981

Total fair value of investments	553,675,836	64,681,696	56,115,235	249,012,082
Foreign currencies, at value[b]	2,443,832	34,563	54,443	129,966
Receivables:
Investment securities sold	507,127	–	53,812	–
Due from custodian (Note 4)	–	19,092	–	–
Dividends and interest	2,012,399	58,317	85,923	1,449,590
Capital shares sold	–	3,146	–	–

Total Assets	558,639,194	64,796,814	56,309,413	250,591,638

LIABILITIES
Payables:
Investment securities purchased	2,468,704	49,717	62,642	–
Collateral for securities on loan (Note 5)	3,771,200	19,764,173	627,269	1,838,267
Investment advisory fees (Note 2)	182,565	14,824	21,446	97,855

Total Liabilities	6,422,469	19,828,714	711,357	1,936,122

NET ASSETS	$552,216,725	$44,968,100	$55,598,056	$248,655,516

Net assets consist of:
Paid-in capital	$1,036,652,300	$60,521,433	$67,291,433	$327,749,389
Undistributed net investment income	5,459,821	95,267	165,375	1,485,740
Accumulated net realized loss	(59,111,474)	(3,365,975)	(1,556,128)	(5,608,161)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(430,783,922)	(12,282,625)	(10,302,624)	(74,971,452)

NET ASSETS	$552,216,725	$44,968,100	$55,598,056	$248,655,516

Shares outstanding[c]	13,050,000	2,600,000	1,900,000	5,950,000

Net asset value per share	$42.32	$17.30	$29.26	$41.79

[a]	Securities on loan with values of $3,721,066, $18,985,434, $552,468 and $1,805,839, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,470,724, $34,527, $54,842 and $131,917, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

88	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares S&P
	Global Energy Sector Index Fund		Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$691,997,725		$324,060,019	$644,432,512	$99,320,402
Affiliated issuers (Note 2)	2,684,676		7,625,287	3,665,688	743,542

Total cost of investments	$694,682,401		$331,685,306	$648,098,200	$100,063,944

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$473,241,054		$131,063,608	$449,319,041	$43,759,828
Affiliated issuers (Note 2)	2,684,676		4,070,229	3,665,688	743,542

Total fair value of investments	475,925,730		135,133,837	452,984,729	44,503,370
Foreign currencies, at value[b]	310,621		1,571,731	773,302	51,488
Receivables:
Investment securities sold	–		2,334,626	–	–
Due from custodian (Note 4)	–		339,329	–	–
Dividends and interest	789,394		617,400	1,932,427	274,138

Total Assets	477,025,745		139,996,923	455,690,458	44,828,996

LIABILITIES
Payables:
Investment securities purchased	–		3,875,257	–	–
Collateral for securities on loan (Note 5)	2,288,300		2,968,335	3,629,561	702,201
Capital shares redeemed	–		–	15,028	–
Investment advisory fees (Note 2)	188,402		48,242	179,113	17,450

Total Liabilities	2,476,702		6,891,834	3,823,702	719,651

NET ASSETS	$474,549,043		$133,105,089	$451,866,756	$44,109,345

Net assets consist of:
Paid-in capital	$715,777,760		$375,099,568	$664,985,952	$106,578,841
Undistributed net investment income	2,831,782		851,854	4,866,452	425,808
Accumulated net realized loss	(25,305,117)		(46,277,482)	(22,836,215)	(7,336,087)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(218,755,382)		(196,568,851)	(195,149,433)	(55,559,217)

NET ASSETS	$474,549,043		$133,105,089	$451,866,756	$44,109,345

Shares outstanding[c]	17,850,000	[d]	4,950,000	11,300,000	1,500,000

Net asset value per share	$26.59	[d]	$26.89	$39.99	$29.41

[a]	Securities on loan with values of $2,255,510, $2,989,860, $3,584,267 and $657,116, respectively. See Note 5.
[b]	Cost of foreign currencies: $313,492, $1,585,011, $782,866 and $50,451, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund	Global Technology Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$274,551,270	$348,656,489	$7,311,943	$347,450,405
Affiliated issuers (Note 2)	6,822,476	3,619,829	418,395	7,547,495

Total cost of investments	$281,373,746	$352,276,318	$7,730,338	$354,997,900

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$200,676,662	$154,646,982	$6,029,101	$195,986,138
Affiliated issuers (Note 2)	6,822,476	3,619,829	418,395	7,547,495

Total fair value of investments	207,499,138	158,266,811	6,447,496	203,533,633
Foreign currencies, at value[b]	139,632	220,544	4,159	139,750
Receivables:
Investment securities sold	20,980,210	3,424,328	69,234	–
Dividends and interest	425,209	632,238	9,243	253,772

Total Assets	229,044,189	162,543,921	6,530,132	203,927,155

LIABILITIES
Payables:
Investment securities purchased	20,393,201	3,546,559	71,325	–
Collateral for securities on loan (Note 5)	6,550,775	3,509,578	413,034	7,352,224
Investment advisory fees (Note 2)	77,116	59,884	2,323	80,091

Total Liabilities	27,021,092	7,116,021	486,682	7,432,315

NET ASSETS	$202,023,097	$155,427,900	$6,043,450	$196,494,840

Net assets consist of:
Paid-in capital	$299,168,012	$366,642,049	$8,158,240	$362,221,651
Undistributed (distributions in excess of) net investment income	1,016,850	1,214,619	(1,023)	483,147
Accumulated net realized loss	(24,289,961)	(18,412,910)	(830,464)	(14,743,433)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(73,871,804)	(194,015,858)	(1,283,303)	(151,466,525)

NET ASSETS	$202,023,097	$155,427,900	$6,043,450	$196,494,840

Shares outstanding[c]	8,300,000	4,200,000	200,000	5,250,000

Net asset value per share	$24.34	$37.01	$30.22	$37.43

[a]	Securities on loan with values of $6,255,462, $3,523,183, $391,990 and $6,863,945, respectively. See Note 5.
[b]	Cost of foreign currencies: $140,891, $222,787, $4,090 and $141,565, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

90	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund	Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$365,187,878	$21,594,334	$243,266,617
Affiliated issuers (Note 2)	1,607,734	66,247	5,817,710

Total cost of investments	$366,795,612	$21,660,581	$249,084,327

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$240,149,189	$13,765,519	$143,427,649
Affiliated issuers (Note 2)	1,607,734	66,247	5,817,710

Total fair value of investments	241,756,923	13,831,766	149,245,359
Foreign currencies, at value[b]	161,603	10,373	693,781
Receivables:
Investment securities sold	–	2,950,923	–
Dividends and interest	777,907	82,720	371,173
Capital shares sold	–	13,258	–

Total Assets	242,696,433	16,889,040	150,310,313

LIABILITIES
Payables:
Investment securities purchased	–	2,932,441	532,067
Collateral for securities on loan (Note 5)	1,345,670	28,350	5,628,973
Investment advisory fees (Note 2)	94,110	4,697	58,845

Total Liabilities	1,439,780	2,965,488	6,219,885

NET ASSETS	$241,256,653	$13,923,552	$144,090,428

Net assets consist of:
Paid-in capital	$371,930,156	$25,475,816	$250,415,219
Undistributed net investment income	1,503,768	11,509	1,062,136
Accumulated net realized loss	(7,151,745)	(3,733,838)	(7,545,481)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(125,025,526)	(7,829,935)	(99,841,446)

NET ASSETS	$241,256,653	$13,923,552	$144,090,428

Shares outstanding[c]	5,500,000	630,000	3,800,000

Net asset value per share	$43.86	$22.10	$37.92

[a]	Securities on loan with values of $1,368,288, $27,720 and $5,920,243, respectively. See Note 5.
[b]	Cost of foreign currencies: $168,138, $10,396 and $706,503, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund[a]	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$37,221,835	$81,691	$654,962	$7,186,234
Dividends from affiliated issuers (Note 2)	243,638	–	–	–
Interest from affiliated issuers (Note 2)	17,064	83	257	3,207
Securities lending income from affiliated issuers (Note 2)	138,528	220,075	17,034	7,305

Total investment income	37,621,065	301,849	672,253	7,196,746

EXPENSES
Investment advisory fees (Note 2)	3,872,433	85,457	120,999	1,172,467

Total expenses	3,872,433	85,457	120,999	1,172,467

Net investment income	33,748,632	216,392	551,254	6,024,279

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(63,463,017)	(3,365,975)	(1,181,393)	(5,192,554)
Investments in affiliated issuers (Note 2)	(1,093,062)	–	–	–
In-kind redemptions	10,886,821	–	230,364	4,507,580
Foreign currency transactions	(313,802)	(1,503)	(2,735)	(147,471)

Net realized loss	(53,983,060)	(3,367,478)	(953,764)	(832,445)

Net change in unrealized appreciation (depreciation) on:
Investments	(475,513,418)	(12,282,737)	(9,182,014)	(82,893,131)
Translation of assets and liabilities in foreign currencies	(117,405)	112	(718)	(7,141)

Net change in unrealized appreciation (depreciation)	(475,630,823)	(12,282,625)	(9,182,732)	(82,900,272)

Net realized and unrealized loss	(529,613,883)	(15,650,103)	(10,136,496)	(83,732,717)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(495,865,251)	$(15,433,711)	$(9,585,242)	$(77,708,438)

[a]	For the period from June 24, 2008 (commencement of operations) to March 31, 2009.
[b]	Net of foreign withholding tax of $2,556,189, $1,032, $40,909 and $254,298, respectively.

See notes to financial statements.

92	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$20,193,480	$9,859,850	$14,846,042	$3,123,011
Dividends from affiliated issuers (Note 2)	–	99,794	–	–
Interest from affiliated issuers (Note 2)	11,700	4,093	8,718	1,610
Securities lending income from affiliated issuers (Note 2)	29,155	87,061	13,891	20,614

Total investment income	20,234,335	10,050,798	14,868,651	3,145,235

EXPENSES
Investment advisory fees (Note 2)	3,593,528	1,105,282	2,809,535	521,145

Total expenses	3,593,528	1,105,282	2,809,535	521,145

Net investment income	16,640,807	8,945,516	12,059,116	2,624,090

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(23,307,172)	(44,483,935)	(16,666,724)	(6,016,578)
Investments in affiliated issuers (Note 2)	–	(353,104)	–	–
In-kind redemptions	68,611,035	(6,794,511)	(6,506,799)	(26,537,461)
Foreign currency transactions	(336,891)	(95,096)	(124,829)	(29,581)

Net realized gain (loss)	44,966,972	(51,726,646)	(23,298,352)	(32,583,620)

Net change in unrealized appreciation (depreciation) on:
Investments	(367,074,946)	(173,473,531)	(153,029,883)	(36,394,203)
Translation of assets and liabilities in foreign currencies	(2,325)	(26,700)	(137,436)	(373)

Net change in unrealized appreciation (depreciation)	(367,077,271)	(173,500,231)	(153,167,319)	(36,394,576)

Net realized and unrealized loss	(322,110,299)	(225,226,877)	(176,465,671)	(68,978,196)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(305,469,492)	$(216,281,361)	$(164,406,555)	$(66,354,106)

[a]	Net of foreign withholding tax of $1,188,650, $735,137, $623,889 and $169,240, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund[a]	Global Technology Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$5,652,543	$8,298,543	$63,485	$4,675,437
Interest from affiliated issuers (Note 2)	1,425	5,053	17	5,319
Securities lending income from affiliated issuers (Note 2)	59,177	54,925	2,194	23,291

Total investment income	5,713,145	8,358,521	65,696	4,704,047

EXPENSES
Investment advisory fees (Note 2)	655,564	1,640,114	18,856	1,615,513
Foreign taxes (Note 1)	–	9,785	–	–

Total expenses	655,564	1,649,899	18,856	1,615,513

Net investment income	5,057,581	6,708,622	46,840	3,088,534

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(24,326,066)	(23,818,753)	(830,464)	(12,174,640)
In-kind redemptions	(545,100)	(33,906,536)	–	(39,616,485)
Foreign currency transactions	(119,867)	(109,370)	(884)	8,829

Net realized loss	(24,991,033)	(57,834,659)	(831,348)	(51,782,296)

Net change in unrealized appreciation (depreciation) on:
Investments	(71,984,498)	(201,617,438)	(1,282,842)	(107,418,587)
Translation of assets and liabilities in foreign currencies	3,132	(15,899)	(461)	(9,196)

Net change in unrealized appreciation (depreciation)	(71,981,366)	(201,633,337)	(1,283,303)	(107,427,783)

Net realized and unrealized loss	(96,972,399)	(259,467,996)	(2,114,651)	(159,210,079)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(91,914,818)	$(252,759,374)	$(2,067,811)	$(156,121,545)

[a]	For the period from June 24, 2008 (commencement of operations) to March 31, 2009.
[b]	Net of foreign withholding tax of $371,031, $721,150, $2,805 and $257,885, respectively.

See notes to financial statements.

94	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund[a]	Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$15,003,900	$266,598	$11,885,947
Interest from affiliated issuers (Note 2)	5,688	107	3,738
Securities lending income from affiliated issuers (Note 2)	23,565	1,950	26,978

Total investment income	15,033,153	268,655	11,916,663

EXPENSES
Investment advisory fees (Note 2)	1,395,468	46,386	1,095,900
Foreign taxes (Note 1)	–	718	–

Total expenses	1,395,468	47,104	1,095,900

Net investment income	13,637,685	221,551	10,820,763

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,339,108)	(3,733,838)	(14,349,767)
In-kind redemptions	7,132,663	–	(824,831)
Foreign currency transactions	(18,205)	(2,583)	(90,271)

Net realized loss	(1,224,650)	(3,736,421)	(15,264,869)

Net change in unrealized appreciation (depreciation) on:
Investments	(108,922,420)	(7,828,815)	(92,926,871)
Translation of assets and liabilities in foreign currencies	16,651	(1,120)	(54)

Net change in unrealized appreciation (depreciation)	(108,905,769)	(7,829,935)	(92,926,925)

Net realized and unrealized loss	(110,130,419)	(11,566,356)	(108,191,794)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(96,492,734)	$(11,344,805)	$(97,371,031)

[a]	For the period from June 24, 2008 (commencement of operations) to March 31, 2009.
[b]	Net of foreign withholding tax of $1,112,054, $14,026 and $731,279, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Period from June 24, 2008[a] to March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,748,632	$18,675,231	$216,392
Net realized gain (loss)	(53,983,060)	14,638,635	(3,367,478)
Net change in unrealized appreciation (depreciation)	(475,630,823)	(54,413,783)	(12,282,625)

Net decrease in net assets resulting from operations	(495,865,251)	(21,099,917)	(15,433,711)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,288,065)	(16,722,739)	(119,622)

Total distributions to shareholders	(33,288,065)	(16,722,739)	(119,622)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	770,379,408	335,969,031	60,521,433
Cost of shares redeemed	(631,010,254)	(36,919,051)	–

Net increase in net assets from capital share transactions	139,369,154	299,049,980	60,521,433

INCREASE (DECREASE) IN NET ASSETS	(389,784,162)	261,227,324	44,968,100

NET ASSETS
Beginning of period	942,000,887	680,773,563	–

End of period	$552,216,725	$942,000,887	$44,968,100

Undistributed net investment income included in net assets at end of period	$5,459,821	$5,313,056	$95,267

SHARES ISSUED AND REDEEMED
Shares sold	11,600,000	4,200,000	2,600,000
Shares redeemed	(11,450,000)	(500,000)	–

Net increase in shares outstanding	150,000	3,700,000	2,600,000

[a]	Commencement of operations.

See notes to financial statements.

96	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$551,254	$468,207	$6,024,279	$2,136,983
Net realized gain (loss)	(953,764)	632,034	(832,445)	189,590
Net change in unrealized appreciation (depreciation)	(9,182,732)	(5,100,700)	(82,900,272)	5,380,990

Net increase (decrease) in net assets resulting from operations	(9,585,242)	(4,000,459)	(77,708,438)	7,707,563

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(524,088)	(426,683)	(5,614,603)	(1,019,689)

Total distributions to shareholders	(524,088)	(426,683)	(5,614,603)	(1,019,689)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,124,177	10,356,629	93,445,320	274,798,336
Cost of shares redeemed	(8,429,851)	(8,314,177)	(70,420,144)	(3,111,484)

Net increase in net assets from capital share transactions	35,694,326	2,042,452	23,025,176	271,686,852

INCREASE (DECREASE) IN NET ASSETS	25,584,996	(2,384,690)	(60,297,865)	278,374,726

NET ASSETS
Beginning of year	30,013,060	32,397,750	308,953,381	30,578,655

End of year	$55,598,056	$30,013,060	$248,655,516	$308,953,381

Undistributed net investment income included in net assets at end of year	$165,375	$140,944	$1,485,740	$1,223,535

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	200,000	2,100,000	4,600,000
Shares redeemed	(200,000)	(150,000)	(1,250,000)	(50,000)

Net increase in shares outstanding	1,300,000	50,000	850,000	4,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Year ended March 31, 2009[a]	Year ended March 31, 2008[a]	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,640,807	$21,243,787	$8,945,516	$8,036,506
Net realized gain (loss)	44,966,972	61,899,117	(51,726,646)	11,934,454
Net change in unrealized appreciation (depreciation)	(367,077,271)	51,125,350	(173,500,231)	(71,154,226)

Net increase (decrease) in net assets resulting from operations	(305,469,492)	134,268,254	(216,281,361)	(51,183,266)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,417,390)	(20,736,029)	(9,422,452)	(8,478,329)

Total distributions to shareholders	(16,417,390)	(20,736,029)	(9,422,452)	(8,478,329)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	181,924,706	270,063,538	182,119,593	24,924,901
Cost of shares redeemed	(319,391,068)	(206,368,029)	(61,319,444)	(48,485,315)

Net increase (decrease) in net assets from capital share transactions	(137,466,362)	63,695,509	120,800,149	(23,560,414)

INCREASE (DECREASE) IN NET ASSETS	(459,353,244)	177,227,734	(104,903,664)	(83,222,009)

NET ASSETS
Beginning of year	933,902,287	756,674,553	238,008,753	321,230,762

End of year	$474,549,043	$933,902,287	$133,105,089	$238,008,753

Undistributed net investment income included in net assets at end of year	$2,831,782	$2,945,256	$851,854	$1,306,328

SHARES ISSUED AND REDEEMED
Shares sold	4,350,000	6,150,000	3,100,000	350,000
Shares redeemed	(8,100,000)	(4,950,000)	(1,550,000)	(550,000)

Net increase (decrease) in shares outstanding	(3,750,000)	1,200,000	1,550,000	(200,000)

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

98	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,059,116	$12,076,643	$2,624,090	$2,046,648
Net realized gain (loss)	(23,298,352)	47,329,175	(32,583,620)	1,728,104
Net change in unrealized appreciation (depreciation)	(153,167,319)	(100,171,514)	(36,394,576)	(21,173,937)

Net decrease in net assets resulting from operations	(164,406,555)	(40,765,696)	(66,354,106)	(17,399,185)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,925,947)	(12,195,867)	(3,136,434)	(1,229,349)

Total distributions to shareholders	(11,925,947)	(12,195,867)	(3,136,434)	(1,229,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	192,567,645	104,144,805	–	227,635,677
Cost of shares redeemed	(186,403,654)	(229,634,435)	(62,297,038)	(50,583,806)

Net increase (decrease) in net assets from capital share transactions	6,163,991	(125,489,630)	(62,297,038)	177,051,871

INCREASE (DECREASE) IN NET ASSETS	(170,168,511)	(178,451,193)	(131,787,578)	158,423,337

NET ASSETS
Beginning of year	622,035,267	800,486,460	175,896,923	17,473,586

End of year	$451,866,756	$622,035,267	$44,109,345	$175,896,923

Undistributed net investment income included in net assets at end of year	$4,866,452	$4,858,112	$425,808	$967,496

SHARES ISSUED AND REDEEMED
Shares sold	3,650,000	1,750,000	–	3,500,000
Shares redeemed	(4,150,000)	(3,850,000)	(1,450,000)	(850,000)

Net increase (decrease) in shares outstanding	(500,000)	(2,100,000)	(1,450,000)	2,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Materials Sector Index Fund
	Year ended March 31, 2009	Period from December 10, 2007[a] to March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,057,581	$116,628	$6,708,622	$4,166,398
Net realized gain (loss)	(24,991,033)	(145,628)	(57,834,659)	17,736,069
Net change in unrealized appreciation (depreciation)	(71,981,366)	(1,890,438)	(201,633,337)	1,077,229

Net increase (decrease) in net assets resulting from operations	(91,914,818)	(1,919,438)	(252,759,374)	22,979,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,021,250)	(18,037)	(7,421,432)	(2,604,122)

Total distributions to shareholders	(4,021,250)	(18,037)	(7,421,432)	(2,604,122)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	251,563,256	51,229,131	279,653,540	383,371,570
Cost of shares redeemed	(2,895,747)	–	(254,794,078)	(87,788,731)

Net increase in net assets from capital share transactions	248,667,509	51,229,131	24,859,462	295,582,839

INCREASE (DECREASE) IN NET ASSETS	152,731,441	49,291,656	(235,321,344)	315,958,413

NET ASSETS
Beginning of period	49,291,656	–	390,749,244	74,790,831

End of period	$202,023,097	$49,291,656	$155,427,900	$390,749,244

Undistributed net investment income included in net assets at end of period	$1,016,850	$100,386	$1,214,619	$1,959,972

SHARES ISSUED AND REDEEMED
Shares sold	7,300,000	1,100,000	3,900,000	5,150,000
Shares redeemed	(100,000)	–	(4,850,000)	(1,200,000)

Net increase (decrease) in shares outstanding	7,200,000	1,100,000	(950,000)	3,950,000

[a]	Commencement of operations.

See notes to financial statements.

100	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Technology Sector Index Fund
	Period from June 24, 2008[a] to March 31, 2009	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,840	$3,088,534	$1,965,515
Net realized gain (loss)	(831,348)	(51,782,296)	7,620,651
Net change in unrealized appreciation (depreciation)	(1,283,303)	(107,427,783)	(46,990,969)

Net decrease in net assets resulting from operations	(2,067,811)	(156,121,545)	(37,404,803)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,979)	(3,020,616)	(1,664,421)

Total distributions to shareholders	(46,979)	(3,020,616)	(1,664,421)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,158,240	217,137,779	317,562,536
Cost of shares redeemed	–	(256,971,853)	(80,214,152)

Net increase (decrease) in net assets from capital share transactions	8,158,240	(39,834,074)	237,348,384

INCREASE (DECREASE) IN NET ASSETS	6,043,450	(198,976,235)	198,279,160

NET ASSETS
Beginning of period	–	395,471,075	197,191,915

End of period	$6,043,450	$196,494,840	$395,471,075

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,023)	$483,147	$406,400

SHARES ISSUED AND REDEEMED
Shares sold	200,000	4,050,000	4,950,000
Shares redeemed	–	(5,800,000)	(1,400,000)

Net increase (decrease) in shares outstanding	200,000	(1,750,000)	3,550,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Timber & Forestry Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Period from June 24, 2008[a] to March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,637,685	$12,216,708	$221,551
Net realized gain (loss)	(1,224,650)	23,756,267	(3,736,421)
Net change in unrealized appreciation (depreciation)	(108,905,769)	(49,861,020)	(7,829,935)

Net decrease in net assets resulting from operations	(96,492,734)	(13,888,045)	(11,344,805)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,990,700)	(11,105,395)	(207,459)

Total distributions to shareholders	(13,990,700)	(11,105,395)	(207,459)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	143,942,984	334,858,071	25,475,816
Cost of shares redeemed	(251,877,512)	(82,427,565)	–

Net increase (decrease) in net assets from capital share transactions	(107,934,528)	252,430,506	25,475,816

INCREASE (DECREASE) IN NET ASSETS	(218,417,962)	227,437,066	13,923,552

NET ASSETS
Beginning of period	459,674,615	232,237,549	–

End of period	$241,256,653	$459,674,615	$13,923,552

Undistributed net investment income included in net assets at end of period	$1,503,768	$1,874,988	$11,509

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	4,500,000	630,000
Shares redeemed	(4,150,000)	(1,200,000)	–

Net increase (decrease) in shares outstanding	(1,350,000)	3,300,000	630,000

[a]	Commencement of operations.

See notes to financial statements.

102	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Utilities Sector Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,820,763	$2,340,564
Net realized loss	(15,264,869)	(16,471)
Net change in unrealized appreciation (depreciation)	(92,926,925)	(10,092,487)

Net decrease in net assets resulting from operations	(97,371,031)	(7,768,394)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,727,418)	(1,398,624)

Total distributions to shareholders	(10,727,418)	(1,398,624)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,586,710	287,063,866
Cost of shares redeemed	(64,932,806)	(6,472,600)

Net increase (decrease) in net assets from capital share transactions	(46,346,096)	280,591,266

INCREASE (DECREASE) IN NET ASSETS	(154,444,545)	271,424,248

NET ASSETS
Beginning of year	298,534,973	27,110,725

End of year	$144,090,428	$298,534,973

Undistributed net investment income included in net assets at end of year	$1,062,136	$1,059,062

SHARES ISSUED AND REDEEMED
Shares sold	350,000	4,350,000
Shares redeemed	(1,250,000)	(100,000)

Net increase (decrease) in shares outstanding	(900,000)	4,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	103

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$73.02	$74.00	$65.76	$60.67	$57.20

Income from investment operations:
Net investment income	2.06 [a]	1.70 [a]	1.61 [a]	1.22	1.04
Net realized and unrealized gain (loss)[b]	(30.88)	(1.30)	7.99	5.07	3.46

Total from investment operations	(28.82)	0.40	9.60	6.29	4.50

Less distributions from:
Net investment income	(1.88)	(1.38)	(1.36)	(1.20)	(1.03)

Total distributions	(1.88)	(1.38)	(1.36)	(1.20)	(1.03)

Net asset value, end of year	$42.32	$73.02	$74.00	$65.76	$60.67

Total return	(40.19)%	0.37%	14.60%	10.44%	7.85%

Ratios/Supplemental data:
Net assets, end of year (000s)	$552,217	$942,001	$680,774	$460,329	$342,782
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	3.49%	2.17%	2.28%	2.05%	2.24%
Portfolio turnover rate[c]	8%	5%	3%	6%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Clean Energy Index Fund
Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$51.82

Income from investment operations:
Net investment income[b]	0.18
Net realized and unrealized loss[c]	(34.64)

Total from investment operations	(34.46)

Less distributions from:
Net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$17.30

Total return	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,968
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.22%
Portfolio turnover rate[f]	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$50.02	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.79	0.87	0.37
Net realized and unrealized gain (loss)[c]	(20.47)	(8.91)	7.71

Total from investment operations	(19.68)	(8.04)	8.08

Less distributions from:
Net investment income	(1.08)	(0.85)	(0.20)

Total distributions	(1.08)	(0.85)	(0.20)

Net asset value, end of period	$29.26	$50.02	$58.91

Total return	(39.94)%	(13.77)%	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,598	$30,013	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.19%	1.52%	1.19%
Portfolio turnover rate[f]	7%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$60.58	$55.60	$50.56

Income from investment operations:
Net investment income[b]	1.27	1.12	0.47
Net realized and unrealized gain (loss)[c]	(18.89)	4.22	4.85

Total from investment operations	(17.62)	5.34	5.32

Less distributions from:
Net investment income	(1.17)	(0.36)	(0.28)

Total distributions	(1.17)	(0.36)	(0.28)

Net asset value, end of period	$41.79	$60.58	$55.60

Total return	(29.44)%	9.59%	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$248,656	$308,953	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.47%	1.89%	1.64%
Portfolio turnover rate[f]	10%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$43.24	$37.09	$33.85	$27.63	$20.02

Income from investment operations:
Net investment income	0.84 [b]	1.02 [b]	0.62 [b]	0.46 [b]	0.44
Net realized and unrealized gain (loss)[c]	(16.70)	6.06	3.22	6.13	7.59

Total from investment operations	(15.86)	7.08	3.84	6.59	8.03

Less distributions from:
Net investment income	(0.79)	(0.93)	(0.60)	(0.37)	(0.42)

Total distributions	(0.79)	(0.93)	(0.60)	(0.37)	(0.42)

Net asset value, end of year	$26.59	$43.24	$37.09	$33.85	$27.63

Total return	(37.15)%	18.87%	11.37%	23.91%	40.40%

Ratios/Supplemental data:
Net assets, end of year (000s)	$474,549	$933,902	$756,675	$685,415	$323,296
Ratio of expenses to average net assets	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of net investment income to average net assets	2.22%	2.34%	1.73%	1.46%	2.00%
Portfolio turnover rate[d]	8%	6%	10%	5%	5%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$70.00	$89.23	$78.83	$64.22	$60.26

Income from investment operations:
Net investment income	1.84 [a]	2.43 [a]	1.81 [a]	1.52 [a]	0.86
Net realized and unrealized gain (loss)[b]	(42.94)	(18.88)	9.80	14.29	4.00

Total from investment operations	(41.10)	(16.45)	11.61	15.81	4.86

Less distributions from:
Net investment income	(2.01)	(2.78)	(1.21)	(1.20)	(0.90)

Total distributions	(2.01)	(2.78)	(1.21)	(1.20)	(0.90)

Net asset value, end of year	$26.89	$70.00	$89.23	$78.83	$64.22

Total return	(59.97)%	(18.81)%	14.74%	24.73%	8.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$133,105	$238,009	$321,231	$141,895	$70,642
Ratio of expenses to average net assets	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of net investment income to average net assets	3.88%	2.85%	2.13%	2.17%	2.11%
Portfolio turnover rate[c]	11%	9%	5%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$52.71	$57.59	$53.67	$48.13	$46.66

Income from investment operations:
Net investment income	0.98 [a]	0.96 [a]	0.82 [a]	0.53 [a]	0.39
Net realized and unrealized gain (loss)[b]	(12.68)	(4.84)	3.59	5.38	1.44

Total from investment operations	(11.70)	(3.88)	4.41	5.91	1.83

Less distributions from:
Net investment income	(1.02)	(1.00)	(0.49)	(0.37)	(0.36)

Total distributions	(1.02)	(1.00)	(0.49)	(0.37)	(0.36)

Net asset value, end of year	$39.99	$52.71	$57.59	$53.67	$48.13

Total return	(22.52)%	(6.91)%	8.22%	12.28%	3.93%

Ratios/Supplemental data:
Net assets, end of year (000s)	$451,867	$622,035	$800,486	$488,414	$228,613
Ratio of expenses to average net assets	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of net investment income to average net assets	2.06%	1.64%	1.46%	1.02%	1.12%
Portfolio turnover rate[c]	8%	4%	5%	5%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$59.63	$58.25	$50.25

Income from investment operations:
Net investment income[b]	1.14	0.99	0.48
Net realized and unrealized gain (loss)[c]	(30.06)	0.77	7.81

Total from investment operations	(28.92)	1.76	8.29

Less distributions from:
Net investment income	(1.30)	(0.38)	(0.29)

Total distributions	(1.30)	(0.38)	(0.29)

Net asset value, end of period	$29.41	$59.63	$58.25

Total return	(49.24)%	2.99%	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,109	$175,897	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.42%	1.58%	1.60%
Portfolio turnover rate[f]	8%	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$44.81	$50.03

Income from investment operations:
Net investment income[b]	1.16	0.23
Net realized and unrealized loss[c]	(20.70)	(5.27)

Total from investment operations	(19.54)	(5.04)

Less distributions from:
Net investment income	(0.93)	(0.18)

Total distributions	(0.93)	(0.18)

Net asset value, end of period	$24.34	$44.81

Total return	(44.19)%	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$202,023	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.70%	1.66%
Portfolio turnover rate[f]	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$75.87	$62.33	$48.72

Income from investment operations:
Net investment income[b]	1.16	1.05	0.66
Net realized and unrealized gain (loss)[c]	(38.98)	12.97	13.11

Total from investment operations	(37.82)	14.02	13.77

Less distributions from:
Net investment income	(1.04)	(0.48)	(0.16)

Total distributions	(1.04)	(0.48)	(0.16)

Net asset value, end of period	$37.01	$75.87	$62.33

Total return	(50.23)%	22.49%	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,428	$390,749	$74,791
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of expenses to average net assets exclusive of foreign taxes	0.48%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.96%	1.41%	2.11%
Portfolio turnover rate[f]	14%	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Nuclear Energy Index Fund
Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$50.45

Income from investment operations:
Net investment income[b]	0.29
Net realized and unrealized loss[c]	(20.29)

Total from investment operations	(20.00)

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$30.22

Total return	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,043
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.19%
Portfolio turnover rate[f]	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$56.50	$57.16	$55.74	$47.65	$50.99

Income from investment operations:
Net investment income	0.43 [a]	0.37 [a]	0.15 [a]	0.05	0.59
Net realized and unrealized gain (loss)[b]	(19.06)	(0.80)	1.40	8.06	(3.31)

Total from investment operations	(18.63)	(0.43)	1.55	8.11	(2.72)

Less distributions from:
Net investment income	(0.44)	(0.23)	(0.13)	(0.02)	(0.57)
Return of capital	–	–	–	–	(0.05)

Total distributions	(0.44)	(0.23)	(0.13)	(0.02)	(0.62)

Net asset value, end of year	$37.43	$56.50	$57.16	$55.74	$47.65

Total return	(33.10)%	(0.81)%	2.77%	17.03%	(5.40)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$196,495	$395,471	$197,192	$108,695	$42,887
Ratio of expenses to average net assets	0.48%	0.48%	0.49%	0.66%	0.66%
Ratio of net investment income to average net assets	0.92%	0.60%	0.27%	0.16%	1.25%
Portfolio turnover rate[c]	5%	6%	6%	13%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$67.11	$65.42	$50.98	$50.00	$46.10

Income from investment operations:
Net investment income	2.67 [a]	2.17 [a]	2.17 [a]	1.37 [a]	0.75
Net realized and unrealized gain (loss)[b]	(23.53)	1.04	13.78	0.84	3.82

Total from investment operations	(20.86)	3.21	15.95	2.21	4.57

Less distributions from:
Net investment income	(2.39)	(1.52)	(1.51)	(1.23)	(0.67)

Total distributions	(2.39)	(1.52)	(1.51)	(1.23)	(0.67)

Net asset value, end of year	$43.86	$67.11	$65.42	$50.98	$50.00

Total return	(31.87)%	4.60%	31.40%	4.55%	9.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$241,257	$459,675	$232,238	$71,378	$42,499
Ratio of expenses to average net assets	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of net investment income to average net assets	4.69%	2.96%	3.65%	2.72%	2.24%
Portfolio turnover rate[c]	9%	7%	8%	11%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Timber & Forestry Index Fund
Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$48.24

Income from investment operations:
Net investment income[b]	0.55
Net realized and unrealized loss[c]	(26.23)

Total from investment operations	(25.68)

Less distributions from:
Net investment income	(0.46)

Total distributions	(0.46)

Net asset value, end of period	$22.10

Total return	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,924
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.48%
Ratio of net investment income to average net assets[e]	2.29%
Portfolio turnover rate[f]	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$63.52	$60.25	$49.99

Income from investment operations:
Net investment income[b]	2.52	1.28	0.58
Net realized and unrealized gain (loss)[c]	(25.67)	2.53	10.01

Total from investment operations	(23.15)	3.81	10.59

Less distributions from:
Net investment income	(2.45)	(0.54)	(0.33)

Total distributions	(2.45)	(0.54)	(0.33)

Net asset value, end of period	$37.92	$63.52	$60.25

Total return	(37.41)%	6.26%	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$144,090	$298,535	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.74%	1.96%	1.91%
Portfolio turnover rate[f]	12%	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, and iShares S&P Global Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Global Clean Energy, iShares S&P Global Nuclear Energy, and iShares S&P Global Timber & Forestry Index Funds commenced operations on June 24, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

120	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2009:

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
S&P Global 100	$550,468,398	$–	$3,207,438	$553,675,836
S&P Global Clean Energy	64,681,696	–	–	64,681,696
S&P Global Consumer Discretionary Sector	55,963,802	–	151,433	56,115,235
S&P Global Consumer Staples Sector	248,227,452	–	784,630	249,012,082
S&P Global Energy Sector	475,925,730	–	–	475,925,730
S&P Global Financials Sector	133,543,992	–	1,589,845	135,133,837
S&P Global Healthcare Sector	452,984,729	–	–	452,984,729
S&P Global Industrials Sector	44,503,034	–	336	44,503,370
S&P Global Infrastructure	207,499,138	–	–	207,499,138
S&P Global Materials Sector	158,266,811	–	–	158,266,811
S&P Global Nuclear Energy	6,447,496	–	–	6,447,496
S&P Global Technology Sector	203,533,633	–	–	203,533,633
S&P Global Telecommunications Sector	241,756,923	–	–	241,756,923
S&P Global Timber & Forestry	13,831,766	–	–	13,831,766
S&P Global Utilities Sector	148,545,235	–	700,124	149,245,359

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended March 31, 2009:

iShares Index Fund	Balance at Beginning of Year	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Depreciation	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
S&P Global 100	$–	$–	$–	$–	$3,207,438	$3,207,438	$1,144,958
S&P Global Consumer Discretionary Sector	–	–	(117,151)	(57,678)	326,262	151,433	(89,844)
S&P Global Consumer Staples Sector	–	–	(289,275)	(352,793)	1,426,698	784,630	(376,305)
S&P Global Financials Sector	687,959	–	(638,204)	203,172	1,336,918	1,589,845	(38,931)
S&P Global Industrials Sector	23,801	–	(759)	(20,785)	(1,921)	336	(688)
S&P Global Infrastructure	5	–	–	–	(5)	–	–
S&P Global Utilities Sector	–	–	–	–	700,124	700,124	157,538

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends, if any, such as stock received in an elective dividend, are recorded as dividend income in the amount of the fair value of the stock received. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of March 31, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2009, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P Global 100	$5,459,821	$(439,695,712)	$(50,199,684)	$(484,435,575)
S&P Global Clean Energy	95,267	(13,289,653)	(2,358,947)	(15,553,333)
S&P Global Consumer Discretionary Sector	165,845	(10,539,096)	(1,320,126)	(11,693,377)
S&P Global Consumer Staples Sector	1,485,740	(79,055,636)	(1,523,977)	(79,093,873)
S&P Global Energy Sector	2,831,782	(223,803,097)	(20,257,402)	(241,228,717)
S&P Global Financials Sector	1,000,736	(205,339,320)	(37,655,895)	(241,994,479)
S&P Global Healthcare Sector	4,873,514	(200,872,090)	(17,120,620)	(213,119,196)

122	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P Global Industrials Sector	$425,880	$(55,664,348)	$(7,231,028)	$(62,469,496)
S&P Global Infrastructure	1,147,739	(82,693,954)	(15,598,700)	(97,144,915)
S&P Global Materials Sector	1,237,394	(196,191,982)	(16,259,561)	(211,214,149)
S&P Global Nuclear Energy	12,857	(1,717,109)	(410,538)	(2,114,790)
S&P Global Technology Sector	483,147	(152,807,097)	(13,402,861)	(165,726,811)
S&P Global Telecommunications Sector	1,503,768	(128,920,899)	(3,256,372)	(130,673,503)
S&P Global Timber & Forestry	11,509	(9,676,553)	(1,887,220)	(11,552,264)
S&P Global Utilities Sector	1,062,136	(101,314,059)	(6,072,868)	(106,324,791)

For the years ended March 31, 2009 and March 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2009.

From November 1, 2008 to March 31, 2009, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P Global 100	$10,859,872
S&P Global Clean Energy	197,661
S&P Global Consumer Discretionary Sector	642,091
S&P Global Consumer Staples Sector	171,278
S&P Global Energy Sector	11,301,526
S&P Global Financials Sector	22,814,867
S&P Global Healthcare Sector	5,037,128
S&P Global Industrials Sector	3,110,924

iShares Index Fund	Deferred Net Realized Capital Losses
S&P Global Infrastructure	$14,037,183
S&P Global Materials Sector	12,383,830
S&P Global Nuclear Energy	117,280
S&P Global Technology Sector	3,236,907
S&P Global Telecommunications Sector	52,952
S&P Global Timber & Forestry	1,622,618
S&P Global Utilities Sector	2,858,867

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P Global 100	$–	$–	$–	$949,071	$2,131,997	$–	$36,258,744	$39,339,812
S&P Global Clean Energy	–	–	–	–	–	–	2,161,286	2,161,286
S&P Global Consumer Discretionary Sector	–	–	–	–	21,774	140,985	515,276	678,035
S&P Global Consumer Staples Sector	–	–	–	–	–	110,998	1,241,701	1,352,699
S&P Global Energy Sector	37,853	113,031	43,806	408,088	3,379,767	172,682	4,800,649	8,955,876
S&P Global Financials Sector	–	65,059	20,625	374,711	–	279,616	14,101,017	14,841,028
S&P Global Healthcare Sector	–	–	119,040	2,328,014	–	2,165,971	7,470,467	12,083,492
S&P Global Industrials Sector	–	–	–	–	175	241,597	3,878,332	4,120,104
S&P Global Infrastructure	–	–	–	–	–	–	1,561,517	1,561,517
S&P Global Materials Sector	–	–	–	–	2,966	455,218	3,417,547	3,875,731
S&P Global Nuclear Energy	–	–	–	–	–	–	293,258	293,258
S&P Global Technology Sector	114,472	244,568	111,285	401,105	358,238	418,537	8,517,749	10,165,954
S&P Global Telecommunications Sector	356,911	231,569	–	–	259,855	–	2,355,085	3,203,420
S&P Global Timber & Forestry	–	–	–	–	–	–	264,602	264,602
S&P Global Utilities Sector	–	–	–	–	4,149	298,224	2,911,628	3,214,001

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended March 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2009 are disclosed in the Funds’ Statements of Operations.

124	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P Global 100	$993,319,745	$–	$(439,643,909)	$(439,643,909)
S&P Global Clean Energy	77,971,461	565,727	(13,855,492)	(13,289,765)
S&P Global Consumer Discretionary Sector	66,653,493	400,067	(10,938,325)	(10,538,258)
S&P Global Consumer Staples Sector	328,066,509	–	(79,054,427)	(79,054,427)
S&P Global Energy Sector	699,730,116	–	(223,804,386)	(223,804,386)
S&P Global Financials Sector	340,455,775	–	(205,321,938)	(205,321,938)
S&P Global Healthcare Sector	653,820,857	–	(200,836,128)	(200,836,128)
S&P Global Industrials Sector	100,169,075	–	(55,665,705)	(55,665,705)
S&P Global Infrastructure	290,195,896	–	(82,696,758)	(82,696,758)
S&P Global Materials Sector	354,452,442	–	(196,185,631)	(196,185,631)
S&P Global Nuclear Energy	8,164,144	163,776	(1,880,424)	(1,716,648)
S&P Global Technology Sector	356,338,472	–	(152,804,839)	(152,804,839)
S&P Global Telecommunications Sector	370,690,985	–	(128,934,062)	(128,934,062)
S&P Global Timber & Forestry	23,507,199	–	(9,675,433)	(9,675,433)
S&P Global Utilities Sector	250,556,940	–	(101,311,581)	(101,311,581)

Management has reviewed the tax positions as of March 31, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

The Board approved a change to the investment advisory fee structure effective August 1, 2008. For its investment advisory services to the Funds (except for the iShares S&P Global 100 Index Fund), BGFA is entitled to annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

Prior to August 1, 2008, BGFA was entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each Fund (except for the iShares S&P Global 100 Index Fund) for investment advisory services to each Fund.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares S&P Global 100 Index Fund, BGFA is entitled to an annual investment advisory fee of 0.40% of the average daily net assets of the Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the year ended March 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$ 138,528
S&P Global Clean Energy	220,075
S&P Global Consumer Discretionary Sector	17,034
S&P Global Consumer Staples Sector	7,305
S&P Global Energy Sector	29,155
S&P Global Financials Sector	87,061
S&P Global Healthcare Sector	13,891
S&P Global Industrials Sector	20,614

iShares Index Fund	Securities Lending Agent Fees
S&P Global Infrastructure	$ 59,177
S&P Global Materials Sector	54,925
S&P Global Nuclear Energy	2,194
S&P Global Technology Sector	23,291
S&P Global Telecommunications Sector	23,565
S&P Global Timber & Forestry	1,950
S&P Global Utilities Sector	26,978

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

126	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Loss

S&P Global 100
Barclays PLC	737	1,014	810	941	$1,995,888	$243,638	$(1,093,062)

Barclays PLC Rights	–	215	215	–	–	–	–

					$1,995,888	$243,638	$(1,093,062)

S&P Global Financials Sector
Barclays PLC	278	362	162	478	$1,014,160	$99,794	$(353,104)

Barclays PLC Rights	–	72	72	–	–	–	–

					$1,014,160	$99,794	$(353,104)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$85,736,310	$71,276,510
S&P Global Clean Energy	4,579,686	4,482,165
S&P Global Consumer Discretionary Sector	2,492,870	1,801,863
S&P Global Consumer Staples Sector	32,657,663	24,738,271
S&P Global Energy Sector	57,315,617	58,562,936
S&P Global Financials Sector	29,541,119	24,881,406
S&P Global Healthcare Sector	45,323,063	44,912,424
S&P Global Industrials Sector	8,849,489	9,681,974
S&P Global Infrastructure	40,886,767	39,138,425
S&P Global Materials Sector	50,150,995	46,079,870
S&P Global Nuclear Energy	1,836,224	1,835,368
S&P Global Technology Sector	19,389,012	17,173,220
S&P Global Telecommunications Sector	27,728,825	34,739,906
S&P Global Timber & Forestry	5,626,855	5,549,336
S&P Global Utilities Sector	27,647,234	30,362,504

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$747,383,241	$620,870,973
S&P Global Clean Energy	60,422,046	–
S&P Global Consumer Discretionary Sector	43,252,311	8,147,922
S&P Global Consumer Staples Sector	90,901,830	69,037,532
S&P Global Energy Sector	176,254,715	311,643,484
S&P Global Financials Sector	176,435,521	59,666,971
S&P Global Healthcare Sector	190,560,060	184,766,537
S&P Global Industrials Sector	–	61,322,682
S&P Global Infrastructure	248,924,180	2,886,125
S&P Global Materials Sector	273,616,069	252,261,506
S&P Global Nuclear Energy	8,141,551	–
S&P Global Technology Sector	214,464,944	253,763,838
S&P Global Telecommunications Sector	140,321,925	246,304,842
S&P Global Timber & Forestry	25,331,743	–
S&P Global Utilities Sector	18,423,172	64,652,772

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian”and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a three-for-one stock split for the iShares S&P Global Energy Sector Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

128	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of March 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	129

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global 100 Index Fund, iShares S&P Global Clean Energy Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Nuclear Energy Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Timber & Forestry Index Fund, and iShares S&P Global Utilities Sector Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2009, the results of each of their operations, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2009

130	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2009, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

S&P Global 100	$26,074,914	$2,447,621
S&P Global Energy Sector	14,815,129	1,188,058
S&P Global Financials Sector	7,764,494	731,013
S&P Global Industrials Sector	1,821,815	169,201
S&P Global Materials Sector	7,065,932	730,925
S&P Global Nuclear Energy	33,986	2,746
S&P Global Telecommunications Sector	11,710,369	1,111,737

S&P Global Utilities Sector	9,415,404	623,422

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2009 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P Global 100	41.73%
S&P Global Clean Energy	6.82
S&P Global Consumer Discretionary Sector	44.61
S&P Global Consumer Staples Sector	69.24
S&P Global Energy Sector	39.97
S&P Global Financials Sector	28.36
S&P Global Healthcare Sector	70.62

S&P Global Industrials Sector	46.86

iShares Index Fund	Dividends- Received Deduction

S&P Global Infrastructure	31.78%
S&P Global Materials Sector	25.95
S&P Global Nuclear Energy	68.76
S&P Global Technology Sector	79.94
S&P Global Telecommunications Sector	31.21
S&P Global Timber & Forestry	38.77

S&P Global Utilities Sector	29.73

TAX INFORMATION	131

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2009:

iShares Index Fund	Qualified Dividend Income

S&P Global 100	$33,288,065
S&P Global Clean Energy	82,723
S&P Global Consumer Discretionary Sector	524,088
S&P Global Consumer Staples Sector	5,614,603
S&P Global Energy Sector	16,417,390
S&P Global Financials Sector	9,146,054
S&P Global Healthcare Sector	11,925,947

S&P Global Industrials Sector	2,772,926

iShares Index Fund	Qualified Dividend Income

S&P Global Infrastructure	$4,021,250
S&P Global Materials Sector	7,337,554
S&P Global Nuclear Energy	46,979
S&P Global Technology Sector	3,020,616
S&P Global Telecommunications Sector	13,990,700
S&P Global Timber & Forestry	207,459

S&P Global Utilities Sector	10,727,418

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

132	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	6	0.45
Greater than 1.0% and Less than 1.5%	22	1.67
Greater than 0.5% and Less than 1.0%	126	9.55
Between 0.5% and –0.5%	1,082	82.04
Less than –0.5% and Greater than –1.0%	50	3.79
Less than –1.0% and Greater than –1.5%	13	0.99
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	133

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Clean Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	6	3.19%
Greater than 3.0% and Less than 3.5%	5	2.66
Greater than 2.5% and Less than 3.0%	3	1.60
Greater than 2.0% and Less than 2.5%	7	3.72
Greater than 1.5% and Less than 2.0%	13	6.91
Greater than 1.0% and Less than 1.5%	31	16.49
Greater than 0.5% and Less than 1.0%	47	25.00
Between 0.5% and –0.5%	64	34.05
Less than –0.5% and Greater than –1.0%	9	4.79
Less than –1.0% and Greater than –1.5%	2	1.06
Less than –1.5%	1	0.53

	188	100.00%

iShares S&P Global Consumer Discretionary Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.16%
Greater than 3.5% and Less than 4.0%	2	0.32
Greater than 3.0% and Less than 3.5%	1	0.16
Greater than 2.5% and Less than 3.0%	1	0.16
Greater than 2.0% and Less than 2.5%	2	0.32
Greater than 1.5% and Less than 2.0%	9	1.44
Greater than 1.0% and Less than 1.5%	19	3.03
Greater than 0.5% and Less than 1.0%	59	9.41
Between 0.5% and –0.5%	430	68.56
Less than –0.5% and Greater than –1.0%	66	10.53
Less than –1.0% and Greater than –1.5%	22	3.51
Less than –1.5% and Greater than –2.0%	5	0.80
Less than –2.0% and Greater than –2.5%	6	0.96
Less than –2.5% and Greater than –3.0%	3	0.48
Less than –3.0%	1	0.16

	627	100.00%

134	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Consumer Staples Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.48%
Greater than 3.5% and Less than 4.0%	3	0.48
Greater than 3.0% and Less than 3.5%	1	0.16
Greater than 2.5% and Less than 3.0%	1	0.16
Greater than 2.0% and Less than 2.5%	4	0.64
Greater than 1.5% and Less than 2.0%	2	0.32
Greater than 1.0% and Less than 1.5%	15	2.39
Greater than 0.5% and Less than 1.0%	100	15.95
Between 0.5% and –0.5%	438	69.84
Less than –0.5% and Greater than –1.0%	45	7.18
Less than –1.0% and Greater than –1.5%	9	1.44
Less than –1.5% and Greater than –2.0%	4	0.64
Less than –2.0% and Greater than –2.5%	1	0.16
Less than –2.5%	1	0.16

	627	100.00%

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	8	0.61
Greater than 1.5% and Less than 2.0%	14	1.06
Greater than 1.0% and Less than 1.5%	60	4.55
Greater than 0.5% and Less than 1.0%	117	8.87
Between 0.5% and –0.5%	1,048	79.44
Less than –0.5% and Greater than –1.0%	52	3.94
Less than –1.0% and Greater than –1.5%	9	0.68
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	135

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	3	0.23%
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	7	0.53
Greater than 1.5% and Less than 2.0%	20	1.52
Greater than 1.0% and Less than 1.5%	50	3.79
Greater than 0.5% and Less than 1.0%	189	14.33
Between 0.5% and –0.5%	926	70.20
Less than –0.5% and Greater than –1.0%	63	4.78
Less than –1.0% and Greater than –1.5%	28	2.12
Less than –1.5% and Greater than –2.0%	12	0.91
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0% and Greater than –4.5%	4	0.30
Less than –4.5%	1	0.08

	1,319	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.15%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	25	1.90
Greater than 0.5% and Less than 1.0%	163	12.36
Between 0.5% and –0.5%	1,048	79.44
Less than –0.5% and Greater than –1.0%	63	4.78
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	1	0.08

	1,319	100.00%

136	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Industrials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.16%
Greater than 2.5% and Less than 3.0%	1	0.16
Greater than 2.0% and Less than 2.5%	4	0.64
Greater than 1.5% and Less than 2.0%	3	0.48
Greater than 1.0% and Less than 1.5%	8	1.28
Greater than 0.5% and Less than 1.0%	90	14.35
Between 0.5% and –0.5%	418	66.65
Less than –0.5% and Greater than –1.0%	65	10.37
Less than –1.0% and Greater than –1.5%	22	3.51
Less than –1.5% and Greater than –2.0%	9	1.44
Less than –2.0% and Greater than –2.5%	3	0.48
Less than –2.5% and Greater than –3.0%	2	0.32
Less than –3.0% and Greater than –3.5%	1	0.16

	627	100.00%

iShares S&P Global Infrastructure Index Fund

Period Covered: January 1, 2008 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	4	1.28%
Greater than 5.5% and Less than 6.0%	1	0.32
Greater than 5.0% and Less than 5.5%	1	0.32
Greater than 4.5% and Less than 5.0%	1	0.32
Greater than 4.0% and Less than 4.5%	1	0.32
Greater than 3.5% and Less than 4.0%	4	1.28
Greater than 3.0% and Less than 3.5%	3	0.96
Greater than 2.5% and Less than 3.0%	6	1.92
Greater than 2.0% and Less than 2.5%	15	4.79
Greater than 1.5% and Less than 2.0%	18	5.75
Greater than 1.0% and Less than 1.5%	47	15.02
Greater than 0.5% and Less than 1.0%	68	21.73
Between 0.5% and –0.5%	106	33.85
Less than –0.5% and Greater than –1.0%	14	4.47
Less than –1.0% and Greater than –1.5%	11	3.51
Less than –1.5% and Greater than –2.0%	5	1.60
Less than –2.0% and Greater than –2.5%	5	1.60
Less than –2.5% and Greater than –3.0%	1	0.32
Less than –3.0%	2	0.64

	313	100.00%

SUPPLEMENTAL INFORMATION	137

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Materials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.48%
Greater than 3.5% and Less than 4.0%	1	0.16
Greater than 3.0% and Less than 3.5%	3	0.48
Greater than 2.5% and Less than 3.0%	1	0.16
Greater than 2.0% and Less than 2.5%	4	0.64
Greater than 1.5% and Less than 2.0%	11	1.75
Greater than 1.0% and Less than 1.5%	28	4.47
Greater than 0.5% and Less than 1.0%	108	17.22
Between 0.5% and –0.5%	341	54.38
Less than –0.5% and Greater than –1.0%	63	10.05
Less than –1.0% and Greater than –1.5%	31	4.94
Less than –1.5% and Greater than –2.0%	16	2.55
Less than –2.0% and Greater than –2.5%	9	1.44
Less than –2.5% and Greater than –3.0%	2	0.32
Less than –3.0% and Greater than –3.5%	1	0.16
Less than –3.5% and Greater than –4.0%	3	0.48
Less than –4.0%	2	0.32

	627	100.00%

iShares S&P Global Nuclear Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	9	4.79%
Greater than 2.5% and Less than 3.0%	3	1.60
Greater than 2.0% and Less than 2.5%	3	1.60
Greater than 1.5% and Less than 2.0%	9	4.79
Greater than 1.0% and Less than 1.5%	11	5.85
Greater than 0.5% and Less than 1.0%	31	16.49
Between 0.5% and –0.5%	98	52.13
Less than –0.5% and Greater than –1.0%	12	6.38
Less than –1.0% and Greater than –1.5%	7	3.72
Less than –1.5% and Greater than –2.0%	2	1.06
Less than –2.0% and Greater than –2.5%	1	0.53
Less than –2.5% and Greater than –3.0%	1	0.53
Less than –3.0%	1	0.53

	188	100.00%

138	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	10	0.76
Greater than 1.0% and Less than 1.5%	44	3.34
Greater than 0.5% and Less than 1.0%	129	9.78
Between 0.5% and –0.5%	1,072	81.26
Less than –0.5% and Greater than –1.0%	51	3.87
Less than –1.0% and Greater than –1.5%	6	0.45
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	24	1.82
Greater than 1.0% and Less than 1.5%	60	4.55
Greater than 0.5% and Less than 1.0%	224	16.98
Between 0.5% and –0.5%	893	67.69
Less than –0.5% and Greater than –1.0%	69	5.23
Less than –1.0% and Greater than –1.5%	20	1.52
Less than –1.5% and Greater than –2.0%	6	0.45
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	3	0.23
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	139

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Timber & Forestry Index Fund

Period Covered: July 1, 2008 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	3.72%
Greater than 2.0% and Less than 2.5%	4	2.13
Greater than 1.5% and Less than 2.0%	8	4.26
Greater than 1.0% and Less than 1.5%	19	10.11
Greater than 0.5% and Less than 1.0%	47	25.00
Between 0.5% and –0.5%	85	45.21
Less than –0.5% and Greater than –1.0%	9	4.79
Less than –1.0% and Greater than –1.5%	6	3.19
Less than –1.5% and Greater than –2.0%	2	1.06
Less than –2.0%	1	0.53

	188	100.00%

iShares S&P Global Utilities Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	5	0.80%
Greater than 3.0% and Less than 3.5%	2	0.32
Greater than 2.5% and Less than 3.0%	2	0.32
Greater than 2.0% and Less than 2.5%	3	0.48
Greater than 1.5% and Less than 2.0%	5	0.80
Greater than 1.0% and Less than 1.5%	26	4.15
Greater than 0.5% and Less than 1.0%	112	17.86
Between 0.5% and –0.5%	395	62.98
Less than –0.5% and Greater than –1.0%	48	7.66
Less than –1.0% and Greater than –1.5%	14	2.23
Less than –1.5% and Greater than –2.0%	3	0.48
Less than –2.0% and Greater than –2.5%	3	0.48
Less than –2.5% and Greater than –3.0%	3	0.48
Less than –3.0% and Greater than –3.5%	2	0.32
Less than –3.5% and Greater than –4.0%	1	0.16
Less than –4.0%	3	0.48

	627	100.00%

140	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	141

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

142	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.
Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

TRUSTEE AND OFFICER INFORMATION	143

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

144	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	145

Notes:

146	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	147

Notes:

148	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&PGlobal Timber& Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	149

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

150	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI) neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued sold or promoted by Standard & Poor, nor does this company make any representation regarding the advisability of investing to the iShares Funds. Neither SEI nor BGI not any of their affiliates are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademark is servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge upon request, by calling toll free 1 800 474-2737; on the Funds’ website at www.iShares.com and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose the complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1 800 474 2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLD®. BARCLAYS GLOBAL INVESTORS

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

MARCH 31, 2009

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iShares S&P 100 Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Value Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600 Growth Index Fund

iShares S&P SmallCap 600 Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P U.S. Preferred Stock Index Fund

iShares Nasdaq Biotechnology Index Fund

iShares®

iShares®

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.70)%	(37.13)%	(36.68)%	(5.28)%	(5.34)%	(5.14)%	(5.86)%	(5.90)%	(5.70)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.70)%	(37.13)%	(36.68)%	(23.76)%	(24.01)%	(23.19)%	(39.92)%	(40.13)%	(39.08)%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	27.84%

Energy	15.19

Technology	14.89

Communications	13.52

Industrial	8.68

Financial	8.61

Consumer Cyclical	8.43

Utilities	1.70

Basic Materials	0.91

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.47%

AT&T Inc.	3.30

Johnson & Johnson	3.23

Microsoft Corp.	3.12

Procter & Gamble Co. (The)	3.06

Chevron Corp.	2.99

International Business Machines Corp.	2.88

Wal-Mart Stores Inc.	2.59

General Electric Co.	2.37

JPMorgan Chase & Co.	2.22

TOTAL	33.23%

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500® and consists of blue chip stocks from diverse industries in the S&P 500. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (36.70)%, while the total return for the Index was (36.68)%.

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential take over by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value counterparts during the reporting period.

Within the Index, sector performance was negative across all sectors during the reporting period. Reflecting the difficult environment for financial companies, the financials sector detracted the most from Index performance. The industrials and information technology sectors also contributed significantly to the poor return of the Index. In addition, energy stocks as a group declined sharply in the face of dropping oil and natural gas prices. Health care stocks were the most defensive during the period, experiencing the smallest decline among the sectors.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

Nine of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. Discount retailer Wal-Mart Stores Inc. posted the only gain, benefiting from shoppers trading down in their buying habits due to the weak economic environment. On the negative side, General Electric Co. posted the largest decline for the reporting period. Financial company JPMorgan Chase & Co. also declined sharply, as did software company Microsoft Corp. and consumer staples company The Procter & Gamble Co.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of March 31, 2009

	Average Annual Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(36.04)%	(36.28)%	(36.09)%	(2.92)%	(2.94)%	(2.84)%	1.73%	1.71%	1.86%
S&P MidCap 400 Growth*	(34.92)%	(35.17)%	(34.90)%	(2.64)%	(2.66)%	(2.51)%	(2.41)%	(2.44)%	(2.21)%
S&P MidCap 400 Value*	(37.31)%	(37.53)%	(37.35)%	(3.41)%	(3.45)%	(3.29)%	4.07%	4.04%	4.24%

	Cumulative Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(36.04)%	(36.28)%	(36.09)%	(13.78)%	(13.86)%	(13.41)%	16.43%	16.19%	17.75%
S&P MidCap 400 Growth*	(34.92)%	(35.17)%	(34.90)%	(12.53)%	(12.62)%	(11.95)%	(19.08)%	(19.29)%	(17.65)%
S&P MidCap 400 Value*	(37.31)%	(37.53)%	(37.35)%	(15.94)%	(16.11)%	(15.39)%	41.42%	41.06%	43.51%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets). The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the MidCap 400 Fund was (36.04)%, while the total return for the Index was (36.09)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.58%

Financial	16.90

Industrial	16.39

Consumer Cyclical	13.23

Technology	8.53

Energy	7.02

Utilities	6.27

Basic Materials	5.17

Communications	3.71

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Vertex Pharmaceuticals Inc.	0.82%

Ross Stores Inc.	0.76

Everest Re Group Ltd.	0.72

Western Digital Corp.	0.71

Fidelity National Financial Inc.	0.69

Quanta Services Inc.	0.69

Dollar Tree Inc.	0.67

FMC Technologies Inc.	0.65

Advance Auto Parts Inc.	0.64

New York Community Bancorp Inc.	0.64

TOTAL	6.99%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (34.92)%, while the total return for the Growth Index was (34.90)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.99%

Consumer Cyclical	16.08

Industrial	15.09

Technology	12.14

Energy	9.12

Financial	9.12

Communications	4.93

Basic Materials	4.57

Utilities	1.85

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Ross Stores Inc.	1.48%

Western Digital Corp.	1.37

Dollar Tree Inc.	1.29

FMC Technologies Inc.	1.26

Advance Auto Parts Inc.	1.24

ITT Educational Services Inc.	1.22

Roper Industries Inc.	1.22

Denbury Resources Inc.	1.18

Church & Dwight Co. Inc.	1.17

Hologic Inc.	1.07

TOTAL	12.50%

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index™ (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (37.31)%, while the total return for the Value Index was (37.35)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Financial	25.23%

Consumer Non-Cyclical	17.87

Industrial	17.74

Utilities	10.99

Consumer Cyclical	10.19

Basic Materials	5.81

Energy	4.79

Technology	4.66

Communications	2.42

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Everest Re Group Ltd.	1.48%

Fidelity National Financial Inc.	1.43

New York Community Bancorp Inc.	1.31

URS Corp.	1.17

Vertex Pharmaceuticals Inc.	1.17

NSTAR	1.16

CarMax Inc.	0.93

Alliant Energy Corp.	0.93

Federal Realty Investment Trust	0.93

Telephone and Data Systems Inc.	0.91

TOTAL	11.42%

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value counterparts during the reporting period.

Within the Index, sector performance was negative across all sectors during the reporting period, with every sector falling by at least 20%. Specifically, significant declines in the financials, industrials, and energy sectors were the primary drivers for the negative performance of the Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Within the Growth Index, sector performance was largely negative for the reporting period. The energy sector suffered the steepest decline, and negative performance within two of the largest sectors in the Growth Index, health care and industrials, had the most substantial impact on the performance of the Growth Index.

Within the Value Index, sector performance was negative across all sectors during the reporting period. Poor performance within the financials sector, the largest sector weighting in the Value Index as of March 31, 2009, had the largest impact on the performance of the Value Index. In addition, sharp declines in the industrials and energy sectors weighed heavily on performance. The health care sector fared the best on a relative basis, as this group endured the most modest decline among the sectors.

Among the MidCap 400 Fund’s ten largest holdings as of March 31, 2009, performance was mixed for the reporting period. Retailers Dollar Tree Inc. and Ross Stores Inc. logged strong positive returns, as the weak economy led shoppers to trade down in their shopping habits. Advance Auto Parts Inc. and Vertex Pharmaceuticals Inc. also produced gains. On the negative side, FMC Technologies Inc. and New York Community Bancorp Inc. were the largest decliners.

Among the Growth Fund’s ten largest holdings, performance was also mixed for the reporting period. Educational company ITT Educational Services Inc. logged triple-digit returns. Dollar Tree Inc., Advance Auto Parts Inc., and Ross Stores Inc. also produced strong gains. Hologic Inc. and Denbury Resources Inc. declined sharply for the reporting period.

The majority of the Value Fund’s ten largest holdings declined for the reporting period. Engineering design firm URS Corp. and Vertex Pharmaceuticals Inc. delivered double-digit gains, as did Fidelity National Financial Inc. On the negative side, Federal Realty Investment Trust, CarMax Inc., New York Community Bancorp Inc., and Telephone and Data Systems Inc. all declined substantially for the reporting period.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of March 31, 2009

	Average Annual Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	(38.06)%	(38.32)%	(38.06)%	(4.05)%	(4.12)%	(3.94)%	2.28%	2.23%	2.41%
S&P SmallCap 600 Growth*	(37.55)%	(38.05)%	(37.60)%	(3.55)%	(3.61)%	(3.43)%	(0.56)%	(0.59)%	(0.38)%
S&P SmallCap 600 Value*	(38.79)%	(39.05)%	(38.79)%	(4.66)%	(4.73)%	(4.52)%	2.85%	2.80%	3.04%

	Cumulative Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	(38.06)%	(38.32)%	(38.06)%	(18.65)%	(18.95)%	(18.20)%	22.11%	21.61%	23.49%
S&P SmallCap 600 Growth*	(37.55)%	(38.05)%	(37.60)%	(16.53)%	(16.79)%	(16.00)%	(4.76)%	(5.04)%	(3.29)%
S&P SmallCap 600 Value*	(38.79)%	(39.05)%	(38.79)%	(21.24)%	(21.50)%	(20.64)%	27.65%	27.15%	29.76%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index™ (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $300 million and $2 billion (which may fluctuate depending on the overall level of the equity markets). The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the SmallCap 600 Fund and the Index was (38.06)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.08%

Financial	18.53

Industrial	18.40

Consumer Cyclical	14.50

Technology	10.54

Utilities	5.97

Communications	5.38

Energy	3.56

Basic Materials	2.81

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Atmos Energy Corp.	0.79%

Piedmont Natural Gas Co.	0.71

Senior Housing Properties Trust	0.63

Varian Semiconductor Equipment Associates Inc.	0.59

ProAssurance Corp.	0.58

MICROS Systems Inc.	0.56

AMERIGROUP Corp.	0.55

New Jersey Resources Corp.	0.54

Kirby Corp.	0.53

Aaron Rents Inc.	0.53

TOTAL	6.01%

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 Index and consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (37.55)%, while the total return for the Growth Index was (37.60)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.10%

Industrial	19.81

Consumer Cyclical	15.66

Technology	13.62

Financial	10.54

Communications	6.97

Energy	6.27

Basic Materials	1.72

Utilities	1.18

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Varian Semiconductor Equipment Associates Inc.	1.17%

MICROS Systems Inc.	1.11

Greenhill & Co. Inc.	1.00

Mednax Inc.	0.99

Magellan Health Services Inc.	0.99

Curtiss-Wright Corp.	0.93

Stifel Financial Corp.	0.86

SEACOR Holdings Inc.	0.86

Tractor Supply Co.	0.84

Gardner Denver Inc.	0.83

TOTAL	9.58%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 Index and consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund and the Value Index was (38.79)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Financial	26.72%

Industrial	16.96

Consumer Non-Cyclical	15.93

Consumer Cyclical	13.33

Utilities	10.87

Technology	7.40

Basic Materials	3.92

Communications	3.76

Energy	0.79

Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Atmos Energy Corp.	1.60%

Senior Housing Properties Trust	1.27

AMERIGROUP Corp.	1.10

New Jersey Resources Corp.	1.09

Cleco Corp.	0.99

UMB Financial Corp.	0.95

National Retail Properties Inc.	0.95

Northwest Natural Gas Co.	0.87

EMCOR Group Inc.	0.85

South Jersey Industries Inc.	0.79

TOTAL	10.46%

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period.

Within the Index, sector performance was negative across all sectors during the reporting period. The three largest sector weightings within the Index: financials; industrials; and information technology; all suffered large double-digit declines. In addition, the health care and consumer discretionary sectors also declined sharply. The utilities and consumer staples sectors fared best, experiencing more modest declines for the reporting period.

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Within the Growth Index, sector performance was also negative across all sectors, with the health care, industrials, and energy sectors detracting most from the performance of the Growth Index.

Within the Value Index, sharp declines in the financials, industrials, and consumer discretionary sectors had the largest impact on the performance of the Value Index.

The SmallCap 600 Fund’s ten largest holdings accounted for approximately 6% of Fund net assets as of March 31, 2009. Among the Fund’s ten largest holdings, performance was mostly negative for the reporting period. Rental company Aaron Rents Inc. and natural gas provider New Jersey Resources Corp. posted the most notable gains. On the negative side, inland marine transportation company Kirby Corp. and software maker MICROS Systems Inc. declined the most, followed by Senior Housing Properties Trust.

Among the Growth Fund’s ten largest holdings, medical group Mednax Inc. declined substantially, along with MICROS Systems Inc. Industrial product manufacturers Gardner Denver Inc. and Curtiss-Wright Corp. also posted sharp declines.

Among the Value Fund’s ten largest holdings, performance was mixed for the reporting period. Natural gas company New Jersey Resources Corp. delivered a solid return, while UMB Financial Corp. and Northwest Natural Gas Co. both posted more modest gains. On the negative side, Senior Housing Properties Trust, EMCOR Group Inc. and National Retail Properties Inc. all experienced double-digit declines.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.96)%	(38.22)%	(37.93)%	(4.70)%	(4.78)%	(4.57)%	(4.64)%	(4.73)%	(4.49)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.96)%	(38.22)%	(37.93)%	(21.41)%	(21.71)%	(20.83)%	(21.87)%	(22.25)%	(21.25)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.57%

Energy	12.32

Technology	12.27

Financial	11.43

Communications	10.89

Industrial	10.68

Consumer Cyclical	9.34

Utilities	4.39

Basic Materials	2.83

Diversified	0.04

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.30%

AT&T Inc.	1.90

Johnson & Johnson	1.86

Microsoft Corp.	1.80

Procter & Gamble Co. (The)	1.77

Chevron Corp.	1.72

International Business Machines Corp.	1.66

Wal-Mart Stores Inc.	1.49

General Electric Co.	1.37

JPMorgan Chase & Co.	1.28

TOTAL	19.15%

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 IndexTM (the “Index”). The Index is comprised of the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indexes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (37.96)%, while the total return for the Index was (37.93)%.

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period.

Within the Index, every sector delivered negative results during the reporting period. Reflecting the difficult environment for financial companies, the financials sector detracted the most from Index performance. The industrials sector also declined sharply. Energy stocks as a group declined substantially in the face of dropping oil and natural gas prices. Health care stocks were the most defensive during the period, experiencing the smallest decline among the sectors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

Nine of the Fund’s ten largest holdings as of March 31, 2009, declined during the reporting period. Discount retailer Wal-Mart Stores Inc. posted the only positive return, benefiting from shoppers trading down in their buying habits due to the weak economic environment. On the negative side, General Electric Co. posted the largest decline for the reporting period. Financial company JPMorgan Chase & Co. also declined sharply, as did software company Microsoft Corp. and consumer staples company The Procter & Gamble Co.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P U.S PREFERRED STOCK INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.31)%	(42.24)%	(42.09)%	(27.06)%	(26.97)%	(28.11)%	(47.07)%	(46.95)%	(48.64)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P U.S PREFERRED STOCK INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector	Percentage of Net Assets
Financial	81.09%

Consumer Non-Cyclical	7.88

Basic Materials	7.22

Consumer Cyclical	1.59

Energy	0.72

Short-Term and Other Net Assets	1.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Freeport-McMoRan Copper & Gold Inc., 6.75%	7.22%

Schering-Plough Corp., 6.00%	7.13

Wells Fargo Capital IV, 7.00%	5.60

USB Capital XI, 6.60%	4.93

MetLife Inc., 6.50%	4.14

National City Capital Trust II, 6.63%	3.70

Citigroup Capital VIII, 6.95%	3.31

JPMorgan Chase Capital XI, 5.88%	3.27

Public Storage Series I, 7.25%	2.73

Deutsche Bank Capital Funding Trust VIII, 6.38%	2.72

TOTAL	44.75%

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock IndexTM (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) or The NASDAQ Stock Market LLC, and includes preferred stocks with market capitalizations over $100 million that meet minimum price, liquidity, maturity and other requirements determined by S&P®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (41.31)%, while the total return for the Index was (42.09)%.

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period. Bonds generally performed better as investors sought the relative safety of bonds over stocks. Within the bond market, Treasury paper outperformed credit-sensitive issues such as corporate bonds. Preferred stocks, which are also credit sensitive, struggled during the reporting period. Within the Index, preferred stock issues experienced substantial volatility and share price decline as the credit crisis worsened and financial companies (whose preferred stock issues made up approximately 80% of the Index as of March 31, 2009) came under pressure.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.47)%	(12.48)%	(12.56)%	(2.97)%	(2.98)%	(2.58)%	(4.83)%	(4.84)%	(4.52)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.47)%	(12.48)%	(12.56)%	(14.00)%	(14.03)%	(12.25)%	(33.23)%	(33.25)%	(31.45)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry	Percentage of Net Assets
Biotechnology	51.08%

Pharmaceuticals	45.73

Health Care-Products	2.78

Commercial Services	0.26

Distribution & Wholesale	0.09

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Amgen Inc.	11.44%

Gilead Sciences Inc.	10.41

Teva Pharmaceutical Industries Ltd. SP ADR (Israel)	7.75

Celgene Corp.	6.35

Biogen Idec Inc.	4.28

Genzyme Corp.	4.01

Vertex Pharmaceuticals Inc.	3.26

Illumina Inc.	2.92

Myriad Genetics Inc.	2.86

Alexion Pharmaceuticals Inc.	2.29

TOTAL	55.57%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index™ (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by NASDAQ. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (12.47)%, while the total return for the Index was (12.56)%.

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.
The health care sector, which is typically more resilient than other sectors in times of economic slowdown, declined less than the broader market during the reporting period. Within the biotechnology industry in particular, increasing demand from an aging baby boom generation, as well as new drug development resulted in more modest declines for the industry than the broader market experienced.

Among the Fund’s ten largest holdings as of March 31, 2009, performance was mixed for the reporting period. Myriad Genetics Inc., which is involved in the development and marketing of molecular diagnostic and therapeutic products, logged triple-digit returns for the reporting period. Pharmaceutical companies Alexion Pharmaceuticals Inc. and Vertex Pharmaceuticals Inc. also produced strong returns, as did biotechnology giant Amgen Inc. On the negative side, biopharmaceutical company Celgene Corp. and biotechnology company Genzyme Corp. suffered the largest declines.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
S&P 100
Actual	$1,000.00	$ 704.60	0.20%	$0.85
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P MidCap 400
Actual	1,000.00	680.80	0.20	0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	702.50	0.25	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	658.60	0.25	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
S&P SmallCap 600
Actual	$1,000.00	$ 622.30	0.20%	$0.81
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	631.70	0.25	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	613.30	0.25	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P 1500
Actual	1,000.00	690.90	0.20	0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	867.80	0.48	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Nasdaq Biotechnology
Actual	1,000.00	818.20	0.48	2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.77%

AEROSPACE & DEFENSE – 2.68%
Boeing Co. (The)	330,802	$11,769,935
General Dynamics Corp.	176,485	7,340,011
Lockheed Martin Corp.	151,261	10,441,547
Raytheon Co.	182,279	7,097,944
United Technologies Corp.	430,392	18,498,248

		55,147,685

AGRICULTURE – 3.33%
Altria Group Inc.	944,226	15,126,501
Monsanto Co.	250,201	20,791,703
Philip Morris International Inc.	914,536	32,539,191

		68,457,395

APPAREL – 0.40%
Nike Inc. Class B	176,417	8,272,193

		8,272,193

AUTO MANUFACTURERS – 0.14%
Ford Motor Co.[a,b]	1,100,394	2,894,036

		2,894,036

BANKS – 3.66%
Bank of America Corp.	2,922,960	19,934,587
Bank of New York Mellon Corp. (The)	525,236	14,837,917
Regions Financial Corp.	315,755	1,345,116
U.S. Bancorp	799,592	11,682,039
Wells Fargo & Co.	1,933,978	27,539,847

		75,339,506

BEVERAGES – 3.72%
Coca-Cola Co. (The)	908,443	39,926,070
PepsiCo Inc.	710,239	36,563,104

		76,489,174

BIOTECHNOLOGY – 1.14%
Amgen Inc.[a]	472,029	23,374,876

		23,374,876

CHEMICALS – 0.62%
Dow Chemical Co. (The)	422,720	3,563,530
E.I. du Pont de Nemours and Co.	411,160	9,181,203

		12,744,733

COMPUTERS – 7.54%
Apple Inc.[a]	406,420	42,722,870
Dell Inc.[a]	788,364	7,473,691

Security	Shares	Value
EMC Corp.[a]	916,536	$10,448,510
Hewlett-Packard Co.	1,093,729	35,064,952
International Business Machines Corp.	612,295	59,325,263

		155,035,286

COSMETICS & PERSONAL CARE – 3.90%
Avon Products Inc.	193,707	3,724,986
Colgate-Palmolive Co.	228,388	13,470,324
Procter & Gamble Co. (The)	1,337,521	62,983,864

		80,179,174

DIVERSIFIED FINANCIAL SERVICES – 4.72%
American Express Co.	533,325	7,269,220
Capital One Financial Corp.	178,829	2,188,867
Citigroup Inc.[b]	2,493,913	6,309,600
Goldman Sachs Group Inc. (The)	210,827	22,351,879
JPMorgan Chase & Co.	1,714,980	45,584,168
Morgan Stanley	489,509	11,146,120
NYSE Euronext Inc.	117,734	2,107,439

		96,957,293

ELECTRIC – 1.70%
American Electric Power Co. Inc.	186,159	4,702,376
Entergy Corp.	86,302	5,876,303
Exelon Corp.	299,881	13,611,599
Southern Co. (The)	354,263	10,847,533

		35,037,811

FOOD – 1.21%
Campbell Soup Co.	94,144	2,575,780
H.J. Heinz Co.	143,330	4,738,490
Kraft Foods Inc. Class A	671,593	14,969,808
Sara Lee Corp.	316,606	2,558,176

		24,842,254

FOREST PRODUCTS & PAPER – 0.13%
Weyerhaeuser Co.	96,741	2,667,149

		2,667,149

HEALTH CARE - PRODUCTS – 5.03%
Baxter International Inc.	280,670	14,375,917
Covidien Ltd.	229,551	7,630,275
Johnson & Johnson	1,262,212	66,392,351
Medtronic Inc.	511,156	15,063,767

		103,462,310

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2009

Security	Shares	Value
HEALTH CARE - SERVICES – 0.56%
UnitedHealth Group Inc.	553,800	$11,591,034

		11,591,034

INSURANCE – 0.23%
Allstate Corp. (The)	244,973	4,691,233

		4,691,233

INTERNET – 2.37%
Amazon.com Inc.[a]	146,438	10,754,407
Google Inc. Class Aa	109,359	38,063,494

		48,817,901

MACHINERY – 0.37%
Caterpillar Inc.	273,829	7,656,259

		7,656,259

MANUFACTURING – 3.59%
General Electric Co.	4,819,401	48,724,144
Honeywell International Inc.	334,924	9,330,983
3M Co.	317,059	15,764,173

		73,819,300

MEDIA – 2.13%
Comcast Corp. Class A	1,315,802	17,947,539
Time Warner Inc.	544,833	10,515,277
Walt Disney Co. (The)	848,339	15,405,836

		43,868,652

MINING – 0.16%
Alcoa Inc.[b]	435,011	3,192,981

		3,192,981

OFFICE & BUSINESS EQUIPMENT – 0.09%
Xerox Corp.	396,271	1,803,033

		1,803,033

OIL & GAS – 13.19%
Chevron Corp.	914,809	61,511,757
ConocoPhillips	675,611	26,456,927
Devon Energy Corp.	202,183	9,035,558
Exxon Mobil Corp.	2,255,177	153,577,554
Occidental Petroleum Corp.	370,005	20,590,778

		271,172,574

OIL & GAS SERVICES – 1.85%
Baker Hughes Inc.	141,323	4,034,772
Halliburton Co.	408,500	6,319,495

Security	Shares	Value
National Oilwell Varco Inc.[a]	190,139	$5,458,891
Schlumberger Ltd.	545,973	22,177,423

		37,990,581

PHARMACEUTICALS – 8.95%
Abbott Laboratories	705,258	33,640,807
Bristol-Myers Squibb Co.	904,202	19,820,108
Gilead Sciences Inc.[a]	416,145	19,275,836
Merck & Co. Inc.	962,045	25,734,704
Pfizer Inc.	3,078,299	41,926,432
Schering-Plough Corp.	743,011	17,497,909
Wyeth	607,724	26,156,441

		184,052,237

PIPELINES – 0.15%
Williams Companies Inc. (The)	265,469	3,021,037

		3,021,037

RETAIL – 7.89%
Costco Wholesale Corp.	197,366	9,141,993
CVS Caremark Corp.	664,852	18,276,781
Home Depot Inc.	774,492	18,247,032
Lowe’s Companies Inc.	667,722	12,185,926
McDonald’s Corp.	508,240	27,734,657
Target Corp.	342,939	11,793,672
Walgreen Co.	449,530	11,669,799
Wal-Mart Stores Inc.	1,020,365	53,161,016

		162,210,876

SEMICONDUCTORS – 2.33%
Intel Corp.	2,538,301	38,201,430
Texas Instruments Inc.	581,556	9,601,490

		47,802,920

SOFTWARE – 4.93%
MasterCard Inc. Class A	32,997	5,526,338
Microsoft Corp.	3,489,304	64,098,514
Oracle Corp.[a]	1,750,207	31,626,240

		101,251,092

TELECOMMUNICATIONS – 9.02%
AT&T Inc.	2,689,491	67,775,173
Cisco Systems Inc.[a]	2,663,804	44,671,993
QUALCOMM Inc.	752,754	29,289,658
Sprint Nextel Corp.[a]	1,305,110	4,659,243
Verizon Communications Inc.	1,296,333	39,149,257

		185,545,324

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2009

Security	Shares	Value
TRANSPORTATION – 2.04%
Burlington Northern Santa Fe Corp.	127,278	$7,655,772
FedEx Corp.	141,809	6,309,082
Norfolk Southern Corp.	167,486	5,652,653
United Parcel Service Inc. Class B	454,496	22,370,293

		41,987,800

TOTAL COMMON STOCKS
(Cost: $3,490,834,680)		2,051,375,709

SHORT-TERM INVESTMENTS – 0.61%

MONEY MARKET FUNDS – 0.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	10,431,915	10,431,915
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	1,665,467	1,665,467
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	463,188	463,188

		12,560,570

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,560,570)		12,560,570

TOTAL INVESTMENTS IN SECURITIES – 100.38% (Cost: $3,503,395,250)		2,063,936,279

Other Assets, Less Liabilities – (0.38)%		(7,840,352)

NET ASSETS – 100.00%		$2,056,095,927

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,436,817	0.16%

		5,436,817	0.16

AEROSPACE & DEFENSE
Other securities[a]		17,686,374	0.51

		17,686,374	0.51

AGRICULTURE
Other securities[a]		4,310,156	0.12

		4,310,156	0.12

AIRLINES
Other securities[a]		10,677,345	0.31

		10,677,345	0.31

APPAREL
Other securities[a]		28,831,316	0.82

		28,831,316	0.82

AUTO MANUFACTURERS
Other securities[a]		2,886,547	0.08

		2,886,547	0.08

AUTO PARTS & EQUIPMENT
Other securities[a]		13,519,029	0.39

		13,519,029	0.39

BANKS
Cullen/Frost Bankers Inc.	342,493	16,076,621	0.46
Other securities[a]		118,611,458	3.39

		134,688,079	3.85

BEVERAGES
Other securities[a]		20,710,650	0.59

		20,710,650	0.59

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b,c]	996,735	28,636,197	0.82
Other securities[a]		19,069,952	0.54

		47,706,149	1.36

BUILDING MATERIALS
Martin Marietta Materials Inc.[c]	238,667	18,926,293	0.54
Other securities[a]		7,146,449	0.21

		26,072,742	0.75

Security	Shares	Value	% of Net Assets
CHEMICALS
Airgas Inc.	468,760	$15,848,776	0.45%
FMC Corp.	417,952	18,030,449	0.52
Terra Industries Inc.	574,684	16,142,874	0.46
Other securities[a]		74,120,735	2.12

		124,142,834	3.55

COAL
Other securities[a]		12,379,593	0.35

		12,379,593	0.35

COMMERCIAL SERVICES
DeVry Inc.	355,000	17,103,900	0.49
ITT Educational Services Inc.[b,c]	181,249	22,007,254	0.63
Pharmaceutical Product Development Inc.	679,246	16,111,715	0.46
Quanta Services Inc.[b,c]	1,123,838	24,106,325	0.69
SAIC Inc.[b]	1,168,526	21,816,380	0.62
Other securities[a]		172,640,285	4.93

		273,785,859	7.82

COMPUTERS
Synopsys Inc.[b]	826,786	17,139,274	0.49
Western Digital Corp.[b]	1,283,117	24,815,483	0.71
Other securities[a]		63,864,989	1.82

		105,819,746	3.02

COSMETICS & PERSONAL CARE
Other securities[a]		11,119,214	0.32

		11,119,214	0.32

DISTRIBUTION & WHOLESALE
Other securities[a]		37,464,653	1.07

		37,464,653	1.07

DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	673,867	15,397,861	0.44
Other securities[a]		44,061,389	1.26

		59,459,250	1.70

ELECTRIC
Alliant Energy Corp.	636,859	15,724,049	0.45
MDU Resources Group Inc.	1,058,756	17,088,322	0.49
NSTAR	615,652	19,626,986	0.56
Other securities[a]		82,584,244	2.36

		135,023,601	3.86

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	615,363	$19,242,401	0.55%
Energizer Holdings Inc.[b]	336,188	16,705,182	0.48
Other securities[a]		8,765,127	0.25

		44,712,710	1.28

ELECTRONICS
Avnet Inc.[b]	864,890	15,144,224	0.43
Other securities[a]		76,387,433	2.19

		91,531,657	2.62

ENGINEERING & CONSTRUCTION
URS Corp.[b]	489,706	19,789,019	0.56
Other securities[a]		48,198,918	1.38

		67,987,937	1.94

ENTERTAINMENT
Other securities[a]		26,041,134	0.74

		26,041,134	0.74

ENVIRONMENTAL CONTROL
Other securities[a]		20,838,315	0.60

		20,838,315	0.60

FOOD
Ralcorp Holdings Inc.[b]	326,038	17,566,927	0.50
Other securities[a]		34,753,065	0.99

		52,319,992	1.49

FOREST PRODUCTS & PAPER
Other securities[a]		23,562,476	0.67

		23,562,476	0.67

GAS
Other securities[a]		68,711,119	1.96

		68,711,119	1.96

HAND & MACHINE TOOLS
Other securities[a]		14,600,521	0.42

		14,600,521	0.42

HEALTH CARE - PRODUCTS
Beckman Coulter Inc.	364,188	18,577,230	0.53
Edwards Lifesciences Corp.[b]	322,059	19,526,437	0.56
Henry Schein Inc.[b]	515,074	20,608,111	0.59
Hologic Inc.[b,c]	1,477,547	19,341,090	0.55
ResMed Inc.[b]	437,403	15,457,822	0.44
Other securities[a]		82,071,812	2.35

		175,582,502	5.02

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$70,388,670	2.01%

		70,388,670	2.01

HOME BUILDERS
Other securities[a]		41,494,097	1.19

		41,494,097	1.19

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	404,304	21,116,798	0.60
Other securities[a]		17,153,361	0.49

		38,270,159	1.09

INSURANCE
Everest Re Group Ltd.	354,003	25,063,412	0.72
Fidelity National Financial Inc.	1,239,768	24,187,874	0.69
HCC Insurance Holdings Inc.	654,806	16,494,563	0.47
W.R. Berkley Corp.	800,955	18,061,535	0.52
Other securities[a]		100,506,706	2.87

		184,314,090	5.27

INTERNET
Priceline.com Inc.[b,c]	236,229	18,610,121	0.53
Other securities[a]		33,709,733	0.96

		52,319,854	1.49

INVESTMENT COMPANIES
Other securities[a]		2,874,386	0.08

		2,874,386	0.08

IRON & STEEL
Other securities[a]		33,378,821	0.95

		33,378,821	0.95

LEISURE TIME
Other securities[a]		5,175,274	0.15

		5,175,274	0.15

LODGING
Other securities[a]		1,217,461	0.03

		1,217,461	0.03

MACHINERY
Other securities[a]		69,984,773	2.00

		69,984,773	2.00

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
Roper Industries Inc.	517,426	$21,964,734	0.63%
Other securities[a]		102,178,387	2.92

		124,143,121	3.55

MEDIA
Other securities[a]		9,855,385	0.28

		9,855,385	0.28

METAL FABRICATE & HARDWARE
Other securities[a]		17,327,635	0.50

		17,327,635	0.50

OFFICE FURNISHINGS
Other securities[a]		5,956,792	0.17

		5,956,792	0.17

OIL & GAS
Denbury Resources Inc.[b]	1,431,852	21,277,321	0.61
Newfield Exploration Co.[b]	765,435	17,375,375	0.50
Pride International Inc.[b]	1,000,503	17,989,044	0.51
Other securities[a]		89,272,582	2.55

		145,914,322	4.17

OIL & GAS SERVICES
FMC Technologies Inc.[b]	724,602	22,730,765	0.65
Other securities[a]		37,046,515	1.06

		59,777,280	1.71

PACKAGING & CONTAINERS
Other securities[a]		26,303,232	0.75

		26,303,232	0.75

PHARMACEUTICALS
Other securities[a]		96,526,901	2.76

		96,526,901	2.76

PIPELINES
Other securities[a]		27,785,278	0.79

		27,785,278	0.79

REAL ESTATE
Other securities[a]		4,641,091	0.13

		4,641,091	0.13

REAL ESTATE INVESTMENT TRUSTS
Federal Realty Investment Trust[c]	340,486	15,662,356	0.45
Other securities[a]		142,018,504	4.05

		157,680,860	4.50

Security	Shares	Value	% of Net Assets
RETAIL
Advance Auto Parts Inc.	547,595	$22,495,203	0.64%
CarMax Inc.[b,c]	1,270,423	15,804,062	0.45
Dollar Tree Inc.[b]	522,344	23,270,425	0.67
PetSmart Inc.	732,746	15,358,356	0.44
Ross Stores Inc.	745,758	26,757,797	0.76
Other securities[a]		169,123,036	4.83

		272,808,879	7.79

SAVINGS & LOANS
New York Community Bancorp Inc.[c]	1,988,281	22,209,099	0.64
Other securities[a]		25,751,198	0.73

		47,960,297	1.37

SEMICONDUCTORS
Lam Research Corp.[b,c]	723,582	16,475,962	0.47
Other securities[a]		53,559,829	1.53

		70,035,791	2.00

SOFTWARE
Cerner Corp.[b,c]	388,938	17,101,604	0.49
Global Payments Inc.	463,014	15,469,298	0.44
Other securities[a]		90,220,474	2.58

		122,791,376	3.51

TELECOMMUNICATIONS
Telephone and Data Systems Inc.	582,068	15,430,623	0.44
Other securities[a]		46,964,058	1.34

		62,394,681	1.78

TEXTILES
Other securities[a]		9,663,513	0.28

		9,663,513	0.28

TOYS, GAMES & HOBBIES
Other securities[a]		7,477,728	0.21

		7,477,728	0.21

TRANSPORTATION
Other securities[a]		45,740,952	1.31

		45,740,952	1.31

TRUCKING & LEASING
Other securities[a]		5,684,468	0.16

		5,684,468	0.16

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
WATER
Aqua America Inc.	780,553	$15,611,060	0.45%

		15,611,060	0.45

TOTAL COMMON STOCKS (Cost: $5,466,320,458)		3,493,106,544	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	401,198,760	401,198,760	11.46
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	64,051,826	64,051,826	1.83
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	2,796,515	2,796,515	0.08

		468,047,101	13.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $468,047,101)		468,047,101	13.37

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,934,367,559)		3,961,153,645	113.17

Other Assets, Less Liabilities		(460,825,530)	(13.17)

NET ASSETS		$3,500,328,115	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,900,020	0.24%

		2,900,020	0.24

AEROSPACE & DEFENSE
Alliant Techsystems Inc.[b,c]	127,740	8,556,025	0.70

		8,556,025	0.70

AIRLINES
Other securities[a]		2,490,934	0.20

		2,490,934	0.20

APPAREL
Other securities[a]		12,955,549	1.06

		12,955,549	1.06

AUTO PARTS & EQUIPMENT
Other securities[a]		4,311,943	0.35

		4,311,943	0.35

BANKS
Other securities[a]		28,200,638	2.30

		28,200,638	2.30

BEVERAGES
Hansen Natural Corp.[b,c]	282,255	10,161,180	0.83

		10,161,180	0.83

BIOTECHNOLOGY
Other securities[a]		11,292,396	0.92

		11,292,396	0.92

BUILDING MATERIALS
Other securities[a]		6,919,956	0.57

		6,919,956	0.57

CHEMICALS
FMC Corp.	282,995	12,208,404	1.00
Other securities[a]		20,255,477	1.65

		32,463,881	2.65

COAL
Other securities[a]		4,241,897	0.35

		4,241,897	0.35

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	232,629	8,595,642	0.70
FTI Consulting Inc.[b]	199,498	9,871,161	0.81

Security	Shares	Value	% of Net Assets
ITT Educational Services Inc.[b,c]	122,729	$14,901,755	1.22%
Pharmaceutical Product Development Inc.	459,905	10,908,947	0.89
Strayer Education Inc.	54,986	9,890,332	0.81
Watson Wyatt Worldwide Inc.	166,095	8,200,110	0.67
Other securities[a]		55,391,658	4.52

		117,759,605	9.62

COMPUTERS
FactSet Research Systems Inc.[c]	163,632	8,179,964	0.67
Synopsys Inc.[b]	559,804	11,604,737	0.95
Western Digital Corp.[b]	868,819	16,802,959	1.37
Other securities[a]		14,775,169	1.20

		51,362,829	4.19

COSMETICS & PERSONAL CARE
Other securities[a]		2,860,075	0.23

		2,860,075	0.23

DISTRIBUTION & WHOLESALE
Other securities[a]		4,753,465	0.39

		4,753,465	0.39

DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	456,246	10,425,221	0.85
Other securities[a]		18,918,302	1.55

		29,343,523	2.40

ELECTRIC
Other securities[a]		5,090,427	0.42

		5,090,427	0.42

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	416,656	13,028,833	1.07
Energizer Holdings Inc.[b]	227,632	11,311,034	0.92

		24,339,867	1.99

ELECTRONICS
Other securities[a]		27,036,492	2.21

		27,036,492	2.21

ENGINEERING & CONSTRUCTION
Other securities[a]		6,756,757	0.55

		6,756,757	0.55

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[a]		$12,522,761	1.02%

		12,522,761	1.02

ENVIRONMENTAL CONTROL
Other securities[a]		9,672,779	0.79

		9,672,779	0.79

FOOD
Other securities[a]		10,628,502	0.87

		10,628,502	0.87

FOREST PRODUCTS & PAPER
Other securities[a]		2,010,016	0.16

		2,010,016	0.16

GAS
Other securities[a]		13,126,823	1.07

		13,126,823	1.07

HAND & MACHINE TOOLS
Other securities[a]		5,266,498	0.43

		5,266,498	0.43

HEALTH CARE - PRODUCTS
Edwards Lifesciences Corp.[b]	128,658	7,800,535	0.64
Gen-Probe Inc.[b]	204,258	9,310,080	0.76
Henry Schein Inc.[b]	205,758	8,232,378	0.67
Hologic Inc.[b,c]	1,000,436	13,095,707	1.07
IDEXX Laboratories Inc.[b,c]	230,764	7,979,819	0.65
ResMed Inc.[b]	296,146	10,465,800	0.86
TECHNE Corp.	146,308	8,004,511	0.65
Other securities[a]		24,218,768	1.98

		89,107,598	7.28

HEALTH CARE - SERVICES
Other securities[a]		24,126,521	1.97

		24,126,521	1.97

HOME BUILDERS
NVR Inc.[b,c]	22,270	9,525,993	0.78
Toll Brothers Inc.[b,c]	506,439	9,196,932	0.75
Other securities[a]		6,256,750	0.51

		24,979,675	2.04

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	273,751	$14,298,015	1.17%
Other securities[a]		4,848,667	0.39

		19,146,682	1.56

INSURANCE
Brown & Brown Inc.	453,050	8,567,176	0.70
HCC Insurance Holdings Inc.	443,358	11,168,188	0.91
W.R. Berkley Corp.	542,319	12,229,293	1.00
Other securities[a]		14,189,983	1.16

		46,154,640	3.77

INTERNET
Priceline.com Inc.[b,c]	159,943	12,600,310	1.03
Other securities[a]		21,711,691	1.77

		34,312,001	2.80

IRON & STEEL
Cliffs Natural Resources Inc.	443,061	8,045,988	0.66
Other securities[a]		13,556,875	1.10

		21,602,863	1.76

LEISURE TIME
Other securities[a]		686,228	0.06

		686,228	0.06

MACHINERY
Joy Global Inc.	398,904	8,496,655	0.69
Other securities[a]		24,788,970	2.03

		33,285,625	2.72

MANUFACTURING
Donaldson Co. Inc.	300,922	8,076,746	0.66
Roper Industries Inc.	350,345	14,872,145	1.22
Other securities[a]		14,045,456	1.14

		36,994,347	3.02

MEDIA
Other securities[a]		4,947,917	0.40

		4,947,917	0.40

METAL FABRICATE & HARDWARE
Other securities[a]		2,998,426	0.25

		2,998,426	0.25

OFFICE FURNISHINGS
Other securities[a]		2,242,715	0.18

		2,242,715	0.18

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
OIL & GAS
Denbury Resources Inc.[b]	969,519	$14,407,052	1.18%
Helmerich & Payne Inc.[c]	411,037	9,359,312	0.76
Newfield Exploration Co.[b]	331,687	7,529,295	0.61
Other securities[a]		43,523,724	3.56

		74,819,383	6.11

OIL & GAS SERVICES
FMC Technologies Inc.[b]	490,636	15,391,251	1.26
Oceaneering International Inc.[b]	213,186	7,860,168	0.64
Other securities[a]		9,347,204	0.76

		32,598,623	2.66

PHARMACEUTICALS
Endo Pharmaceuticals Holdings Inc.[b]	455,468	8,052,674	0.66
VCA Antech Inc.[b,c]	330,586	7,454,714	0.61
Other securities[a]		29,909,423	2.44

		45,416,811	3.71

REAL ESTATE
Other securities[a]		3,142,891	0.26

		3,142,891	0.26

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,532,522	0.29

		3,532,522	0.29

RETAIL
Advance Auto Parts Inc.	370,773	15,231,355	1.24
Chipotle Mexican Grill Inc. Class Ab,c	128,314	8,517,483	0.70
Dollar Tree Inc.[b]	353,682	15,756,533	1.29
Ross Stores Inc.	504,962	18,118,037	1.48
Other securities[a]		69,366,859	5.66

		126,990,267	10.37

SAVINGS & LOANS
Other securities[a]		1,261,815	0.10

		1,261,815	0.10

SEMICONDUCTORS
Cree Inc.[b,c]	345,370	8,126,556	0.66
Lam Research Corp.[b,c]	489,928	11,155,661	0.91
Other securities[a]		9,539,660	0.78

		28,821,877	2.35

Security	Shares	Value	% of Net Assets
SOFTWARE
ANSYS Inc.[b]	349,067	$8,761,582	0.72%
Cerner Corp.[b,c]	263,346	11,579,324	0.95
Global Payments Inc.	313,487	10,473,601	0.85
Other securities[a]		37,829,193	3.08

		68,643,700	5.60

TELECOMMUNICATIONS
Other securities[a]		18,239,225	1.49

		18,239,225	1.49

TOYS, GAMES & HOBBIES
Other securities[a]		5,061,970	0.41

		5,061,970	0.41

TRANSPORTATION
J.B. Hunt Transport Services Inc.	319,862	7,711,873	0.63
Other securities[a]		15,032,962	1.23

		22,744,835	1.86

WATER
Other securities[a]		4,448,740	0.36

		4,448,740	0.36

TOTAL COMMON STOCKS
(Cost: $1,816,166,509)		1,223,332,735	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	160,795,102	160,795,102	13.13
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	25,671,116	25,671,116	2.10

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	784,150	$784,150	0.06%

		187,250,368	15.29

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,250,368)		187,250,368	15.29

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,003,416,877)		1,410,583,103	115.18

Other Assets, Less Liabilities		(185,854,286)	(15.18)

NET ASSETS		$1,224,728,817	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$787,648	0.07%

		787,648	0.07

AEROSPACE & DEFENSE
Other securities[a]		3,380,390	0.30

		3,380,390	0.30

AGRICULTURE
Other securities[a]		2,879,441	0.25

		2,879,441	0.25

AIRLINES
Other securities[a]		4,695,710	0.42

		4,695,710	0.42

APPAREL
Other securities[a]		6,502,711	0.57

		6,502,711	0.57

AUTO MANUFACTURERS
Other securities[a]		1,927,114	0.17

		1,927,114	0.17

AUTO PARTS & EQUIPMENT
Other securities[a]		4,786,496	0.42

		4,786,496	0.42

BANKS
Associated Banc-Corp.	494,087	7,628,703	0.67
Other securities[a]		54,562,493	4.82

		62,191,196	5.49

BEVERAGES
Other securities[a]		3,806,592	0.34

		3,806,592	0.34

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	460,217	13,222,034	1.17
Other securities[a]		7,542,399	0.66

		20,764,433	1.83

BUILDING MATERIALS
Other securities[a]		10,589,379	0.94

		10,589,379	0.94

Security	Shares	Value	% of Net Assets
CHEMICALS
Lubrizol Corp.	261,713	$8,900,859	0.79%
RPM International Inc.	496,402	6,319,197	0.56
Valspar Corp. (The)	385,869	7,705,804	0.68
Other securities[a]		28,057,477	2.47

		50,983,337	4.50

COAL
Other securities[a]		4,085,947	0.36

		4,085,947	0.36

COMMERCIAL SERVICES
Hewitt Associates Inc. Class Ab	209,095	6,222,667	0.55
Manpower Inc.	302,246	9,529,816	0.84
Quanta Services Inc.[b,c]	481,332	10,324,571	0.91
SAIC Inc.[b]	477,041	8,906,355	0.79
Other securities[a]		31,789,807	2.81

		66,773,216	5.90

COMPUTERS
Other securities[a]		20,040,391	1.77

		20,040,391	1.77

COSMETICS & PERSONAL CARE
Other securities[a]		4,605,137	0.41

		4,605,137	0.41

DISTRIBUTION & WHOLESALE
Ingram Micro Inc. Class Ab	623,112	7,876,136	0.70
Other securities[a]		12,473,391	1.10

		20,349,527	1.80

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		10,799,581	0.95

		10,799,581	0.95

ELECTRIC
Alliant Energy Corp.	426,173	10,522,211	0.93
DPL Inc.	447,310	10,082,367	0.89
Great Plains Energy Inc.	460,872	6,207,946	0.55
MDU Resources Group Inc.	397,592	6,417,135	0.57
NSTAR	411,970	13,133,604	1.16
NV Energy Inc.	903,897	8,487,593	0.75

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
OGE Energy Corp.	365,710	$8,711,212	0.77%
Westar Energy Inc.	419,068	7,346,262	0.65
Other securities[a]		14,456,479	1.27

		85,364,809	7.54

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		5,871,726	0.52

		5,871,726	0.52

ELECTRONICS
Arrow Electronics Inc.[b]	460,335	8,773,985	0.77
Avnet Inc.[b]	578,763	10,134,140	0.90
Other securities[a]		15,625,630	1.38

		34,533,755	3.05

ENGINEERING & CONSTRUCTION
KBR Inc.	624,185	8,619,995	0.76
Shaw Group Inc. (The)[b]	322,229	8,832,297	0.78
URS Corp.[b]	327,694	13,242,115	1.17
Other securities[a]		8,125,030	0.72

		38,819,437	3.43

ENTERTAINMENT
Other securities[a]		5,028,927	0.44

		5,028,927	0.44

ENVIRONMENTAL CONTROL
Other securities[a]		4,377,485	0.39

		4,377,485	0.39

FOOD
Corn Products International Inc.	287,786	6,101,063	0.54
Other securities[a]		18,399,843	1.62

		24,500,906	2.16

FOREST PRODUCTS & PAPER
Rayonier Inc.	304,601	9,205,042	0.81
Other securities[a]		4,568,799	0.41

		13,773,841	1.22

GAS
AGL Resources Inc.	296,665	7,870,522	0.70
Southern Union Co.	479,179	7,293,104	0.65
Vectren Corp.	313,184	6,605,051	0.58
Other securities[a]		11,247,173	0.99

		33,015,850	2.92

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$4,563,699	0.40%

		4,563,699	0.40

HEALTH CARE - PRODUCTS
Beckman Coulter Inc.	134,253	6,848,246	0.61
Other securities[a]		22,617,655	1.99

		29,465,901	2.60

HEALTH CARE - SERVICES
Other securities[a]		23,230,789	2.05

		23,230,789	2.05

HOME BUILDERS
Other securities[a]		3,111,956	0.28

		3,111,956	0.28

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		6,693,644	0.59

		6,693,644	0.59

INSURANCE
Arthur J. Gallagher & Co.	372,005	6,324,085	0.56
Everest Re Group Ltd.	236,873	16,770,608	1.48
Fidelity National Financial Inc.	829,574	16,184,989	1.43
First American Corp.	358,734	9,510,038	0.84
Old Republic International Corp.	906,617	9,809,596	0.87
Other securities[a]		19,130,059	1.69

		77,729,375	6.87

INTERNET
Other securities[a]		1,117,390	0.10

		1,117,390	0.10

INVESTMENT COMPANIES
Other securities[a]		1,926,218	0.17

		1,926,218	0.17

IRON & STEEL
Other securities[a]		985,237	0.09

		985,237	0.09

LEISURE TIME
Other securities[a]		2,804,522	0.25

		2,804,522	0.25

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$806,064	0.07%

		806,064	0.07

MACHINERY
Other securities[a]		13,909,649	1.23

		13,909,649	1.23

MANUFACTURING
Pentair Inc.	379,116	8,215,444	0.73
SPX Corp.	191,373	8,996,445	0.80
Other securities[a]		29,292,834	2.58

		46,504,723	4.11

MEDIA
Other securities[a]		1,714,542	0.15

		1,714,542	0.15

METAL FABRICATE & HARDWARE
Other securities[a]		8,624,081	0.76

		8,624,081	0.76

OFFICE FURNISHINGS
Other securities[a]		1,787,791	0.16

		1,787,791	0.16

OIL & GAS
Pride International Inc.[b]	342,067	6,150,365	0.54
Other securities[a]		17,571,725	1.56

		23,722,090	2.10

OIL & GAS SERVICES
Other securities[a]		7,783,811	0.69

		7,783,811	0.69

PACKAGING & CONTAINERS
Sonoco Products Co.	384,713	8,071,279	0.71
Other securities[a]		9,513,468	0.84

		17,584,747	1.55

PHARMACEUTICALS
Other securities[a]		19,658,608	1.74

		19,658,608	1.74

PIPELINES
National Fuel Gas Co.	306,722	9,407,164	0.83
ONEOK Inc.	405,952	9,186,694	0.81

		18,593,858	1.64

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Federal Realty Investment Trust[c]	227,811	$10,479,306	0.93%
Liberty Property Trust	390,822	7,402,169	0.65
Nationwide Health Properties Inc.	395,130	8,767,935	0.77
Realty Income Corp.[c]	403,049	7,585,382	0.67
Regency Centers Corp.	270,425	7,185,192	0.64
Other securities[a]		60,807,050	5.37

		102,227,034	9.03

RETAIL
CarMax Inc.[b,c]	850,146	10,575,816	0.93
Foot Locker Inc.	596,461	6,250,911	0.55
Other securities[a]		40,196,403	3.56

		57,023,130	5.04

SAVINGS & LOANS
New York Community Bancorp Inc.	1,330,443	14,861,048	1.31
Other securities[a]		15,961,192	1.41

		30,822,240	2.72

SEMICONDUCTORS
Other securities[a]		18,339,689	1.62

		18,339,689	1.62

SOFTWARE
Other securities[a]		14,343,420	1.27

		14,343,420	1.27

TELECOMMUNICATIONS
Telephone and Data Systems Inc.	389,504	10,325,751	0.91
Other securities[a]		13,404,398	1.19

		23,730,149	2.10

TEXTILES
Mohawk Industries Inc.[b]	216,957	6,480,506	0.57

		6,480,506	0.57

TRANSPORTATION
Other securities[a]		8,117,216	0.72

		8,117,216	0.72

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$3,794,399	0.34%

		3,794,399	0.34

WATER
Other securities[a]		6,047,980	0.53

		6,047,980	0.53

TOTAL COMMON STOCKS
(Cost: $1,877,873,222)		1,128,479,440	99.70

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	71,437,818	71,437,818	6.31
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	11,405,127	11,405,127	1.01
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	1,270,211	1,270,211	0.11

		84,113,156	7.43

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,113,156)		84,113,156	7.43

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,961,986,378)		1,212,592,596	107.13

Other Assets, Less Liabilities		(80,660,864)	(7.13)

NET ASSETS		$1,131,931,732	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,143,469	0.10%

		3,143,469	0.10

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	522,265	14,649,533	0.47
Other securities[a]		58,729,892	1.90

		73,379,425	2.37

AGRICULTURE
Other securities[a]		6,934,926	0.22

		6,934,926	0.22

AIRLINES
Other securities[a]		8,183,343	0.26

		8,183,343	0.26

APPAREL
Carter’s Inc.[b]	650,962	12,244,595	0.40
Other securities[a]		48,639,673	1.57

		60,884,268	1.97

AUTO MANUFACTURERS
Other securities[a]		432,913	0.01

		432,913	0.01

AUTO PARTS & EQUIPMENT
Other securities[a]		7,622,312	0.25

		7,622,312	0.25

BANKS
First Financial Bankshares Inc.[c]	240,332	11,576,792	0.37
Prosperity Bancshares Inc.	473,863	12,960,153	0.42
Signature Bank[b,c]	407,139	11,493,534	0.37
UMB Financial Corp.	340,492	14,467,505	0.47
Other securities[a]		165,553,240	5.35

		216,051,224	6.98

BEVERAGES
Other securities[a]		15,373,556	0.50

		15,373,556	0.50

BIOTECHNOLOGY
Other securities[a]		30,822,525	1.00

		30,822,525	1.00

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Eagle Materials Inc.	503,135	$12,201,024	0.39%
Other securities[a]		30,260,047	0.98

		42,461,071	1.37

CHEMICALS
Other securities[a]		46,888,572	1.51

		46,888,572	1.51

COMMERCIAL SERVICES
Aaron Rents Inc.[c]	619,840	16,524,934	0.53
Coinstar Inc.[b]	343,759	11,261,545	0.36
Hillenbrand Inc.	714,219	11,434,646	0.37
Other securities[a]		153,020,445	4.95

		192,241,570	6.21

COMPUTERS
CACI International Inc. Class Ab	345,732	12,615,761	0.41
MICROS Systems Inc.[b]	928,535	17,410,031	0.56
Other securities[a]		43,405,794	1.40

		73,431,586	2.37

COSMETICS & PERSONAL CARE
Chattem Inc.[b,c]	225,072	12,615,286	0.41

		12,615,286	0.41

DISTRIBUTION & WHOLESALE
Other securities[a]		38,524,392	1.24

		38,524,392	1.24

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co. Inc.[c]	212,666	15,705,384	0.51
Investment Technology Group Inc.[b]	500,491	12,772,530	0.41
Stifel Financial Corp.[b]	312,301	13,525,756	0.44
Other securities[a]		35,522,644	1.14

		77,526,314	2.50

ELECTRIC
Cleco Corp.	695,792	15,091,728	0.49
UniSource Energy Corp.	411,277	11,593,899	0.37
Other securities[a]		41,809,402	1.35

		68,495,029	2.21

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$19,834,514	0.64%

		19,834,514	0.64

ELECTRONICS
Other securities[a]		108,982,582	3.52

		108,982,582	3.52

ENERGY - ALTERNATE SOURCES
Other securities[a]		1,524,614	0.05

		1,524,614	0.05

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	758,206	13,018,397	0.42
Other securities[a]		10,887,977	0.35

		23,906,374	0.77

ENTERTAINMENT
Other securities[a]		6,654,225	0.22

		6,654,225	0.22

ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	695,146	14,167,076	0.46
Other securities[a]		12,342,919	0.40

		26,509,995	0.86

FOOD
Other securities[a]		65,788,604	2.13

		65,788,604	2.13

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	441,646	11,946,524	0.39
Other securities[a]		13,614,807	0.44

		25,561,331	0.83

GAS
Atmos Energy Corp.	1,058,537	24,473,375	0.79
New Jersey Resources Corp.	488,857	16,611,361	0.54
Northwest Natural Gas Co.	306,130	13,292,165	0.43
Piedmont Natural Gas Co.	848,865	21,977,115	0.71
South Jersey Industries Inc.	343,527	12,023,445	0.39
Other securities[a]		20,783,049	0.67

		109,160,510	3.53

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$18,888,717	0.61%

		18,888,717	0.61

HEALTH CARE - PRODUCTS
Cooper Companies Inc. (The)	521,317	13,783,621	0.45
Haemonetics Corp.[b]	293,782	16,181,513	0.52
West Pharmaceutical Services Inc.	378,157	12,407,331	0.40
Other securities[a]		73,082,147	2.36

		115,454,612	3.73

HEALTH CARE - SERVICES
AMERIGROUP Corp.[b,c]	613,582	16,898,048	0.55
Magellan Health Services Inc.[b]	422,990	15,413,756	0.50
Mednax Inc.[b]	527,717	15,551,820	0.50
Other securities[a]		58,360,440	1.88

		106,224,064	3.43

HOME BUILDERS
Other securities[a]		9,456,122	0.31

		9,456,122	0.31

HOME FURNISHINGS
Other securities[a]		8,125,222	0.26

		8,125,222	0.26

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		24,536,387	0.79

		24,536,387	0.79

HOUSEWARES
Other securities[a]		13,388,197	0.43

		13,388,197	0.43

INSURANCE
ProAssurance Corp.[b]	385,201	17,958,071	0.58
Other securities[a]		86,433,372	2.79

		104,391,443	3.37

INTERNET
CyberSource Corp.[b]	796,928	11,802,504	0.38
Other securities[a]		57,619,604	1.86

		69,422,108	2.24

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$3,034,807	0.10%

		3,034,807	0.10

LEISURE TIME
WMS Industries Inc.[b,c]	569,777	11,914,037	0.38
Other securities[a]		15,215,687	0.50

		27,129,724	0.88

LODGING
Other securities[a]		2,738,724	0.09

		2,738,724	0.09

MACHINERY
Gardner Denver Inc.[b]	598,506	13,011,520	0.42
Other securities[a]		50,583,986	1.63

		63,595,506	2.05

MANUFACTURING
CLARCOR Inc.	587,623	14,802,223	0.48
ESCO Technologies Inc.[b]	302,388	11,702,416	0.38
Other securities[a]		56,733,557	1.83

		83,238,196	2.69

MEDIA
Other securities[a]		457,601	0.02

		457,601	0.02

METAL FABRICATE & HARDWARE
Other securities[a]		36,793,123	1.19

		36,793,123	1.19

MINING
Other securities[a]		11,537,382	0.37

		11,537,382	0.37

MISCELLANEOUS - MANUFACTURING
Other securities[a]		3,336,018	0.11

		3,336,018	0.11

OFFICE FURNISHINGS
Other securities[a]		1,953,092	0.06

		1,953,092	0.06

OIL & GAS
Other securities[a]		44,659,074	1.44

		44,659,074	1.44

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
SEACOR Holdings Inc.[b,c]	231,288	$13,486,403	0.44%
Other securities[a]		50,532,207	1.63

		64,018,610	2.07

PHARMACEUTICALS
Other securities[a]		51,258,428	1.66

		51,258,428	1.66

REAL ESTATE
Other securities[a]		3,165,333	0.10

		3,165,333	0.10

REAL ESTATE INVESTMENT TRUSTS
Home Properties Inc.[c]	379,556	11,633,391	0.38
National Retail Properties Inc.	912,678	14,456,820	0.47
Senior Housing Properties Trust	1,390,798	19,498,988	0.63
Tanger Factory Outlet Centers Inc.[c]	365,821	11,289,236	0.36
Other securities[a]		104,597,664	3.38

		161,476,099	5.22

RETAIL
Casey’s General Stores Inc.	587,115	15,652,486	0.51
Jack in the Box Inc.[b]	656,979	15,301,041	0.49
Tractor Supply Co.[b,c]	365,939	13,195,760	0.43
Other securities[a]		201,470,442	6.50

		245,619,729	7.93

SAVINGS & LOANS
Other securities[a]		11,080,381	0.36

		11,080,381	0.36

SEMICONDUCTORS
Skyworks Solutions Inc.[b]	1,911,565	15,407,214	0.50
Varian Semiconductor Equipment Associates Inc.[b]	843,690	18,274,325	0.59
Other securities[a]		94,643,748	3.05

		128,325,287	4.14

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
SOFTWARE
Informatica Corp.[b]	1,007,020	$13,353,085	0.43%
Other securities[a]		111,384,517	3.60

		124,737,602	4.03

STORAGE & WAREHOUSING
Other securities[a]		4,720,481	0.15

		4,720,481	0.15

TELECOMMUNICATIONS
Other securities[a]		93,520,844	3.02

		93,520,844	3.02

TEXTILES
Other securities[a]		8,633,110	0.28

		8,633,110	0.28

TOYS, GAMES & HOBBIES
Other securities[a]		5,036,033	0.16

		5,036,033	0.16

TRANSPORTATION
Kirby Corp.[b]	621,180	16,548,235	0.53
Other securities[a]		52,207,303	1.69

		68,755,538	2.22

WATER
Other securities[a]		7,253,721	0.23

		7,253,721	0.23

TOTAL COMMON STOCKS
(Cost: $5,754,948,405)		3,088,895,845	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	280,343,397	280,343,397	9.05
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	44,757,134	44,757,134	1.45

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	11,281,371	$11,281,371	0.36%

		336,381,902	10.86

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,381,902)		336,381,902	10.86

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,091,330,307)		3,425,277,747	110.63

Other Assets, Less Liabilities		(329,150,638)	(10.63)

NET ASSETS		$3,096,127,109	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,700,144	0.20%

		1,700,144	0.20

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	282,621	7,927,519	0.93
Teledyne Technologies Inc.[b]	225,138	6,006,682	0.71
Other securities[a]		14,136,534	1.67

		28,070,735	3.31

AIRLINES
SkyWest Inc.	356,021	4,428,901	0.52

		4,428,901	0.52

APPAREL
Carter’s Inc.[b]	352,234	6,625,522	0.78
Other securities[a]		18,088,447	2.13

		24,713,969	2.91

AUTO PARTS & EQUIPMENT
Other securities[a]		580,955	0.07

		580,955	0.07

BANKS
Signature Bank[b]	220,290	6,218,787	0.73
Other securities[a]		24,984,657	2.95

		31,203,444	3.68

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	111,200	5,337,600	0.63
Other securities[a]		2,093,229	0.25

		7,430,829	0.88

BIOTECHNOLOGY
Other securities[a]		10,563,499	1.25

		10,563,499	1.25

BUILDING MATERIALS
Eagle Materials Inc.	272,239	6,601,796	0.78
Other securities[a]		5,262,847	0.62

		11,864,643	1.40

CHEMICALS
Other securities[a]		7,244,273	0.85

		7,244,273	0.85

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Aaron Rents Inc.	224,687	$5,990,155	0.71%
Capella Education Co.[b]	88,549	4,693,097	0.55
Chemed Corp.	140,811	5,477,548	0.64
Coinstar Inc.[b]	185,942	6,091,460	0.72
Wright Express Corp.[b]	239,073	4,355,910	0.51
Other securities[a]		32,348,587	3.82

		58,956,757	6.95

COMPUTERS
CACI International Inc. Class Ab	187,077	6,826,440	0.81
MICROS Systems Inc.[b]	502,497	9,421,819	1.11
Synaptics Inc.[b,c]	212,770	5,693,725	0.67
Other securities[a]		11,378,808	1.34

		33,320,792	3.93

COSMETICS & PERSONAL CARE
Chattem Inc.[b,c]	121,791	6,826,386	0.80

		6,826,386	0.80

DISTRIBUTION & WHOLESALE
Other securities[a]		9,128,370	1.08

		9,128,370	1.08

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co. Inc.[c]	115,084	8,498,953	1.00
Stifel Financial Corp.[b]	168,993	7,319,087	0.86
Other securities[a]		14,388,898	1.70

		30,206,938	3.56

ELECTRIC
Other securities[a]		1,622,872	0.19

		1,622,872	0.19

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		2,097,436	0.25

		2,097,436	0.25

ELECTRONICS
Dionex Corp.[b]	111,189	5,253,680	0.62
Other securities[a]		34,174,954	4.03

		39,428,634	4.65

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$835,224	0.10%

		835,224	0.10

ENGINEERING & CONSTRUCTION
Other securities[a]		3,558,298	0.42

		3,558,298	0.42

ENTERTAINMENT
Other securities[a]		2,389,585	0.28

		2,389,585	0.28

ENVIRONMENTAL CONTROL
Other securities[a]		6,088,797	0.72

		6,088,797	0.72

FOOD
Other securities[a]		17,150,065	2.02

		17,150,065	2.02

FOREST PRODUCTS & PAPER
Other securities[a]		2,921,768	0.34

		2,921,768	0.34

GAS
Piedmont Natural Gas Co.	211,267	5,469,703	0.64
Other securities[a]		2,964,429	0.35

		8,434,132	0.99

HAND & MACHINE TOOLS
Other securities[a]		3,458,092	0.41

		3,458,092	0.41

HEALTH CARE - PRODUCTS
Haemonetics Corp.[b]	82,643	4,551,976	0.54
Meridian Bioscience Inc.	252,462	4,574,611	0.54
West Pharmaceutical Services Inc.	135,019	4,429,973	0.52
Other securities[a]		24,351,106	2.87

		37,907,666	4.47

HEALTH CARE - SERVICES
Amedisys Inc.[b,c]	170,288	4,681,217	0.55
Magellan Health Services Inc.[b]	229,157	8,350,481	0.99
Mednax Inc.[b]	285,575	8,415,895	0.99
Other securities[a]		14,732,591	1.74

		36,180,184	4.27

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$2,741,484	0.32%

		2,741,484	0.32

HOME FURNISHINGS
Other securities[a]		962,667	0.11

		962,667	0.11

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b]	278,631	4,374,507	0.51
Other securities[a]		1,936,224	0.23

		6,310,731	0.74

HOUSEWARES
Toro Co. (The)	223,779	5,410,976	0.64

		5,410,976	0.64

INSURANCE
ProAssurance Corp.[b]	121,274	5,653,794	0.67
Other securities[a]		20,547,506	2.42

		26,201,300	3.09

INTERNET
CyberSource Corp.[b]	432,026	6,398,305	0.76
j2 Global Communications Inc.[b,c]	274,662	6,012,351	0.71
Other securities[a]		21,132,193	2.49

		33,542,849	3.96

IRON & STEEL
Other securities[a]		547,061	0.06

		547,061	0.06

LEISURE TIME
WMS Industries Inc.[b,c]	308,776	6,456,506	0.76
Other securities[a]		3,359,017	0.40

		9,815,523	1.16

LODGING
Other securities[a]		368,801	0.04

		368,801	0.04

MACHINERY
Gardner Denver Inc.[b]	323,856	7,040,629	0.83
Other securities[a]		8,305,231	0.98

		15,345,860	1.81

MANUFACTURING
Other securities[a]		18,304,613	2.16

		18,304,613	2.16

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Mueller Industries Inc.	232,131	$5,034,921	0.59%
Other securities[a]		8,085,909	0.96

		13,120,830	1.55

MINING
Other securities[a]		3,947,135	0.47

		3,947,135	0.47

OIL & GAS
St. Mary Land & Exploration Co.	389,420	5,152,027	0.61
Other securities[a]		14,415,971	1.70

		19,567,998	2.31

OIL & GAS SERVICES
Dril-Quip Inc.[b]	187,806	5,765,644	0.68
SEACOR Holdings Inc.[b,c]	125,157	7,297,905	0.86
Other securities[a]		19,651,689	2.32

		32,715,238	3.86

PHARMACEUTICALS
Catalyst Health
Solutions Inc.[b]	240,334	4,763,420	0.56
Cubist Pharmaceuticals Inc.[b]	359,679	5,884,348	0.69
Other securities[a]		12,440,367	1.47

		23,088,135	2.72

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		1,805,237	0.21

		1,805,237	0.21

RETAIL
Casey’s General Stores Inc.	184,230	4,911,572	0.58
Jack in the Box Inc.[b]	227,482	5,298,056	0.63
Tractor Supply Co.[b]	198,281	7,150,013	0.84
Other securities[a]		50,972,322	6.01

		68,331,963	8.06

SEMICONDUCTORS
MKS Instruments Inc.[b]	309,579	4,541,524	0.54
Varian Semiconductor Equipment Associates Inc.[b]	456,583	9,889,588	1.17
Other securities[a]		27,227,166	3.20

		41,658,278	4.91

Security	Shares	Value	% of Net Assets
SOFTWARE
Concur Technologies Inc.[b,c]	264,514	$5,076,024	0.60%
Quality Systems Inc.[c]	113,482	5,135,061	0.61
Other securities[a]		30,317,614	3.57

		40,528,699	4.78

STORAGE & WAREHOUSING
Other securities[a]		1,401,385	0.17

		1,401,385	0.17

TELECOMMUNICATIONS
Comtech Telecommunications Corp.[b]	175,769	4,353,798	0.51
Other securities[a]		19,478,128	2.30

		23,831,926	2.81

TEXTILES
Other securities[a]		1,068,555	0.13

		1,068,555	0.13

TOYS, GAMES & HOBBIES
Other securities[a]		1,478,435	0.17

		1,478,435	0.17

TRANSPORTATION
Heartland Express Inc.	336,188	4,978,944	0.59
Kirby Corp.[b]	201,649	5,371,929	0.63
Knight Transportation Inc.	354,409	5,372,840	0.63
Other securities[a]		10,822,994	1.28

		26,546,707	3.13

TOTAL COMMON STOCKS
(Cost: $1,309,991,970)		846,955,774	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	73,542,042	73,542,042	8.67

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	11,741,068	$11,741,068	1.38%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	2,588,188	2,588,188	0.31

		87,871,298	10.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,871,298)		87,871,298	10.36

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,397,863,268)		934,827,072	110.23

Other Assets, Less Liabilities		(86,733,068)	(10.23)

NET ASSETS		$848,094,004	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Triumph Group Inc.	115,087	$4,396,323	0.48%
Other securities[a]		8,532,194	0.93

		12,928,517	1.41

AGRICULTURE
Other securities[a]		4,159,497	0.45

		4,159,497	0.45

APPAREL
Other securities[a]		9,146,348	1.00

		9,146,348	1.00

AUTO MANUFACTURERS
Other securities[a]		262,092	0.03

		262,092	0.03

AUTO PARTS & EQUIPMENT
Other securities[a]		3,956,870	0.43

		3,956,870	0.43

BANKS
First Commonwealth Financial Corp.	519,631	4,609,127	0.50
National Penn Bancshares Inc.	570,092	4,731,764	0.51
Old National Bancorp	460,433	5,143,037	0.56
Susquehanna Bancshares Inc.	597,852	5,577,959	0.61
UMB Financial Corp.	204,632	8,694,814	0.95
United Bancshares Inc.[b]	262,238	4,520,983	0.49
Whitney Holding Corp.	444,417	5,088,575	0.55
Other securities[a]		56,799,531	6.18

		95,165,790	10.35

BEVERAGES
Other securities[a]		975,321	0.11

		975,321	0.11

BIOTECHNOLOGY
Other securities[a]		6,826,403	0.74

		6,826,403	0.74

BUILDING MATERIALS
Texas Industries Inc.[b]	192,058	4,801,450	0.52
Other securities[a]		7,522,038	0.82

		12,323,488	1.34

Security	Shares	Value	% of Net Assets
CHEMICALS
H.B. Fuller Co.	337,309	$4,385,017	0.48%
Other securities[a]		15,783,542	1.71

		20,168,559	2.19

COMMERCIAL SERVICES
ABM Industries Inc.	309,120	5,069,568	0.55
Hillenbrand Inc.	429,239	6,872,116	0.75
MAXIMUS Inc.	120,807	4,815,367	0.52
Other securities[a]		33,360,548	3.63

		50,117,599	5.45

COMPUTERS
Other securities[a]		7,179,032	0.78

		7,179,032	0.78

DISTRIBUTION & WHOLESALE
Watsco Inc.[b]	196,826	6,697,989	0.73
Other securities[a]		6,304,609	0.68

		13,002,598	1.41

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		13,039,979	1.42

		13,039,979	1.42

ELECTRIC
ALLETE Inc.	190,258	5,077,986	0.55
Avista Corp.	379,268	5,226,313	0.57
CH Energy Group Inc.	109,574	5,139,021	0.56
Cleco Corp.	418,165	9,069,999	0.99
UniSource Energy Corp.	247,173	6,967,807	0.76
Other securities[a]		7,887,990	0.85

		39,369,116	4.28

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		9,564,180	1.04

		9,564,180	1.04

ELECTRONICS
Other securities[a]		21,719,414	2.36

		21,719,414	2.36

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[c]	455,676	7,823,957	0.85
Other securities[a]		2,590,234	0.28

		10,414,191	1.13

ENTERTAINMENT
Other securities[a]		1,379,685	0.15

		1,379,685	0.15

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Tetra Tech Inc.[c]	279,911	$5,704,586	0.62%
Other securities[a]		3,456,828	0.38

		9,161,414	1.00

FOOD
Lance Inc.	218,967	4,558,893	0.50
Other securities[a]		15,926,350	1.73

		20,485,243	2.23

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	265,425	7,179,746	0.78
Other securities[a]		4,954,514	0.54

		12,134,260	1.32

GAS
Atmos Energy Corp.	636,170	14,708,250	1.60
New Jersey Resources Corp.	293,799	9,983,290	1.09
Northwest Natural Gas Co.	183,983	7,988,542	0.87
Piedmont Natural Gas Co.	275,487	7,132,358	0.77
South Jersey Industries Inc.	206,456	7,225,960	0.79
Southwest Gas Corp.	308,502	6,500,137	0.71
Other securities[a]		2,695,623	0.29

		56,234,160	6.12

HAND & MACHINE TOOLS
Baldor Electric Co.	321,119	4,653,014	0.51
Other securities[a]		2,880,558	0.31

		7,533,572	0.82

HEALTH CARE - PRODUCTS
Haemonetics Corp.[c]	84,750	4,668,030	0.51
Other securities[a]		22,643,629	2.46

		27,311,659	2.97

HEALTH CARE - SERVICES
AMERIGROUP Corp.[c,b]	368,756	10,155,540	1.10
Centene Corp.[c]	298,611	5,380,970	0.59
Other securities[a]		8,094,898	0.88

		23,631,408	2.57

HOME BUILDERS
Other securities[a]		2,609,993	0.28

		2,609,993	0.28

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$3,820,630	0.42%

		3,820,630	0.42

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		7,737,882	0.84

		7,737,882	0.84

HOUSEWARES
Other securities[a]		2,030,596	0.22

		2,030,596	0.22

INSURANCE
ProAssurance Corp.[c]	97,233	4,533,002	0.49
Other securities[a]		29,178,047	3.18

		33,711,049	3.67

INTERNET
Other securities[a]		4,463,369	0.49

		4,463,369	0.49

IRON & STEEL
Other securities[a]		1,223,481	0.13

		1,223,481	0.13

LEISURE TIME
Other securities[a]		5,416,382	0.59

		5,416,382	0.59

LODGING
Other securities[a]		1,247,885	0.14

		1,247,885	0.14

MACHINERY
Applied Industrial Technologies Inc.	252,024	4,251,645	0.46
Briggs & Stratton Corp.	345,819	5,706,014	0.62
Other securities[a]		11,207,186	1.22

		21,164,845	2.30

MANUFACTURING
CLARCOR Inc.	165,985	4,181,162	0.45
Other securities[a]		25,501,063	2.78

		29,682,225	3.23

MEDIA
Other securities[a]		271,435	0.03

		271,435	0.03

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Other securities[a]		$7,562,140	0.82%

		7,562,140	0.82

MINING
Other securities[a]		2,555,212	0.28

		2,555,212	0.28

MISCELLANEOUS - MANUFACTURING
Other securities[a]		2,000,172	0.22

		2,000,172	0.22

OFFICE FURNISHINGS
Other securities[a]		1,164,844	0.13

		1,164,844	0.13

OIL & GAS
Other securities[a]		5,083,831	0.55

		5,083,831	0.55

OIL & GAS SERVICES
Other securities[a]		2,215,549	0.24

		2,215,549	0.24

PHARMACEUTICALS
Other securities[a]		5,203,181	0.57

		5,203,181	0.57

REAL ESTATE
Other securities[a]		1,904,697	0.21

		1,904,697	0.21

REAL ESTATE INVESTMENT TRUSTS
EastGroup Properties Inc.[b]	174,021	4,884,769	0.53
Franklin Street Properties Corp.	411,024	5,055,595	0.55
Home Properties Inc.[b]	228,109	6,991,541	0.76
Mid-America Apartment Communities Inc.	195,959	6,041,416	0.66
National Retail Properties Inc.	548,510	8,688,398	0.95
Senior Housing Properties Trust	835,857	11,718,715	1.27
Tanger Factory Outlet Centers Inc.	219,854	6,784,694	0.74
Other securities[a]		44,894,868	4.88

		95,059,996	10.34

Security	Shares	Value	% of Net Assets
RETAIL
Men’s Wearhouse Inc. (The)	359,309	$5,439,938	0.59%
Other securities[a]		66,263,465	7.21

		71,703,403	7.80

SAVINGS & LOANS
Other securities[a]		6,664,959	0.73

		6,664,959	0.73

SEMICONDUCTORS
Cypress Semiconductor Corp.[b,c]	957,986	6,485,565	0.71
Skyworks Solutions Inc.[c]	689,302	5,555,774	0.60
Other securities[a]		18,833,795	2.05

		30,875,134	3.36

SOFTWARE
Informatica Corp.[c]	357,075	4,734,815	0.52
Other securities[a]		25,206,166	2.74

		29,940,981	3.26

STORAGE & WAREHOUSING
Other securities[a]		1,275,713	0.14

		1,275,713	0.14

TELECOMMUNICATIONS
Harmonic Inc.[c]	662,114	4,303,741	0.47
Other securities[a]		25,437,101	2.77

		29,740,842	3.24

TEXTILES
Other securities[a]		4,005,920	0.44

		4,005,920	0.44

TOYS, GAMES & HOBBIES
Other securities[a]		1,382,993	0.15

		1,382,993	0.15

TRANSPORTATION
Other securities[a]		11,841,346	1.29

		11,841,346	1.29

WATER
American States Water Co.	120,029	4,359,453	0.47

		4,359,453	0.47

TOTAL COMMON STOCKS
(Cost: $1,573,169,455)		916,110,533	99.68

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	54,092,287	$54,092,287	5.88%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	8,635,894	8,635,894	0.94
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	3,850,680	3,850,680	0.42

		66,578,861	7.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,578,861)		66,578,861	7.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,639,748,316)		982,689,394	106.92

Other Assets, Less Liabilities		(63,613,257)	(6.92)

NET ASSETS		$919,076,137	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$332,715	0.13%

		332,715	0.13

AEROSPACE & DEFENSE
United Technologies Corp.	30,056	1,291,807	0.52
Other securities[a]		3,893,154	1.56

		5,184,961	2.08

AGRICULTURE
Altria Group Inc.	65,903	1,055,766	0.42
Monsanto Co.	17,477	1,452,339	0.58
Philip Morris International Inc.	63,916	2,274,131	0.91
Other securities[a]		1,135,223	0.46

		5,917,459	2.37

AIRLINES
Other securities[a]		230,360	0.09

		230,360	0.09

APPAREL
Other securities[a]		1,320,458	0.53

		1,320,458	0.53

AUTO MANUFACTURERS
Other securities[a]		555,161	0.22

		555,161	0.22

AUTO PARTS & EQUIPMENT
Other securities[a]		375,518	0.15

		375,518	0.15

BANKS
Bank of America Corp.	204,172	1,392,453	0.56
Bank of New York Mellon Corp. (The)	36,648	1,035,306	0.42
Wells Fargo & Co.	135,163	1,924,721	0.77
Other securities[a]		4,599,666	1.84

		8,952,146	3.59

BEVERAGES
Coca-Cola Co. (The)	63,489	2,790,342	1.12
PepsiCo Inc.	49,638	2,555,364	1.02
Other securities[a]		879,858	0.35

		6,225,564	2.49

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	32,979	$1,633,120	0.66%
Other securities[a]		2,292,263	0.91

		3,925,383	1.57

BUILDING MATERIALS
Other securities[a]		340,988	0.14

		340,988	0.14

CHEMICALS
Other securities[a]		3,998,684	1.60

		3,998,684	1.60

COAL
Other securities[a]		454,379	0.18

		454,379	0.18

COMMERCIAL SERVICES
Other securities[a]		3,658,064	1.47

		3,658,064	1.47

COMPUTERS
Apple Inc.[b]	28,404	2,985,828	1.20
Hewlett-Packard Co.	76,440	2,450,666	0.98
International Business Machines Corp.	42,845	4,151,252	1.66
Other securities[a]		3,122,048	1.25

		12,709,794	5.09

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	93,583	4,406,823	1.77
Other securities[a]		1,396,218	0.56

		5,803,041	2.33

DISTRIBUTION & WHOLESALE
Other securities[a]		739,431	0.30

		739,431	0.30

DIVERSIFIED FINANCIAL SERVICES
Goldman Sachs Group Inc. (The)	14,729	1,561,569	0.63
JPMorgan Chase & Co.	120,033	3,190,477	1.28
Other securities[a]		4,932,015	1.97

		9,684,061	3.88

ELECTRIC
Other securities[a]		9,686,244	3.88

		9,686,244	3.88

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$1,052,971	0.42%

		1,052,971	0.42

ELECTRONICS
Other securities[a]		2,069,016	0.83

		2,069,016	0.83

ENERGY - ALTERNATE SOURCES
Other securities[a]		4,007	0.00

		4,007	0.00

ENGINEERING & CONSTRUCTION
Other securities[a]		789,828	0.32

		789,828	0.32

ENTERTAINMENT
Other securities[a]		245,831	0.10

		245,831	0.10

ENVIRONMENTAL CONTROL
Other securities[a]		892,437	0.36

		892,437	0.36

FOOD
Kraft Foods Inc. Class A	46,868	1,044,688	0.42
Other securities[a]		4,244,653	1.70

		5,289,341	2.12

FOREST PRODUCTS & PAPER
Other securities[a]		693,211	0.28

		693,211	0.28

GAS
Other securities[a]		1,182,798	0.47

		1,182,798	0.47

HAND & MACHINE TOOLS
Other securities[a]		312,972	0.13

		312,972	0.13

HEALTH CARE - PRODUCTS
Baxter International Inc.	19,549	1,001,300	0.40
Johnson & Johnson	88,309	4,645,053	1.86
Medtronic Inc.	35,667	1,051,106	0.42
Other securities[a]		4,321,282	1.73

		11,018,741	4.41

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$3,232,940	1.30%

		3,232,940	1.30

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		88,342	0.04

		88,342	0.04

HOME BUILDERS
Other securities[a]		515,819	0.21

		515,819	0.21

HOME FURNISHINGS
Other securities[a]		116,629	0.05

		116,629	0.05

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,319,748	0.53

		1,319,748	0.53

HOUSEWARES
Other securities[a]		92,921	0.04

		92,921	0.04

INSURANCE
Other securities[a]		6,199,782	2.48

		6,199,782	2.48

INTERNET
Google Inc. Class Ab	7,644	2,660,571	1.07
Other securities[a]		3,079,398	1.23

		5,739,969	2.30

INVESTMENT COMPANIES
Other securities[a]		15,931	0.01

		15,931	0.01

IRON & STEEL
Other securities[a]		752,577	0.30

		752,577	0.30

LEISURE TIME
Other securities[a]		512,519	0.21

		512,519	0.21

LODGING
Other securities[a]		310,168	0.12

		310,168	0.12

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$1,922,746	0.77%

		1,922,746	0.77

MANUFACTURING
General Electric Co.	337,296	3,410,063	1.37
3M Co.	22,129	1,100,254	0.44
Other securities[a]		3,633,858	1.45

		8,144,175	3.26

MEDIA
Comcast Corp. Class A	91,879	1,253,230	0.50
Walt Disney Co. (The)	59,209	1,075,235	0.43
Other securities[a]		2,775,097	1.11

		5,103,562	2.04

METAL FABRICATE & HARDWARE
Other securities[a]		465,245	0.19

		465,245	0.19

MINING
Other securities[a]		1,622,797	0.65

		1,622,797	0.65

MISCELLANEOUS - MANUFACTURING
Other securities[a]		9,037	0.00

		9,037	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		280,766	0.11

		280,766	0.11

OFFICE FURNISHINGS
Other securities[a]		37,435	0.02

		37,435	0.02

OIL & GAS
Chevron Corp.	64,007	4,303,831	1.72
ConocoPhillips	47,212	1,848,822	0.74
Exxon Mobil Corp.	157,696	10,739,098	4.30
Occidental
Petroleum Corp.	25,845	1,438,274	0.58
Other securities[a]		7,428,756	2.98

		25,758,781	10.32

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Schlumberger Ltd.	38,146	$1,549,491	0.62%
Other securities[a]		2,024,252	0.81

		3,573,743	1.43

PACKAGING & CONTAINERS
Other securities[a]		549,221	0.22

		549,221	0.22

PHARMACEUTICALS
Abbott Laboratories	49,290	2,351,133	0.94
Bristol-Myers
Squibb Co.	63,137	1,383,963	0.55
Eli Lilly and Co.	32,251	1,077,506	0.43
Gilead Sciences Inc.[b]	29,056	1,345,874	0.54
Merck & Co. Inc.	67,225	1,798,269	0.72
Pfizer Inc.	215,138	2,930,180	1.17
Schering-Plough Corp.	51,876	1,221,680	0.49
Wyeth	42,466	1,827,737	0.73
Other securities[a]		3,492,168	1.41

		17,428,510	6.98

PIPELINES
Other securities[a]		960,795	0.39

		960,795	0.39

REAL ESTATE
Other securities[a]		60,677	0.02

		60,677	0.02

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		2,929,358	1.17

		2,929,358	1.17

RETAIL
CVS Caremark Corp.	46,425	1,276,223	0.51
Home Depot Inc.	54,077	1,274,054	0.51
McDonald’s Corp.	35,520	1,938,326	0.78
Wal-Mart Stores Inc.	71,408	3,720,357	1.49
Other securities[a]		9,572,663	3.83

		17,781,623	7.12

SAVINGS & LOANS
Other securities[a]		692,492	0.28

		692,492	0.28

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	177,398	$2,669,840	1.07%
Other securities[a]		3,733,778	1.50

		6,403,618	2.57

SOFTWARE
Microsoft Corp.	244,141	4,484,870	1.80
Oracle Corp.[b]	122,320	2,210,322	0.89
Other securities[a]		4,529,089	1.81

		11,224,281	4.50

STORAGE & WAREHOUSING
Other securities[a]		11,785	0.00

		11,785	0.00

TELECOMMUNICATIONS
AT&T Inc.	188,155	4,741,506	1.90
Cisco Systems Inc.[b]	186,169	3,122,054	1.25
QUALCOMM Inc.	52,610	2,047,055	0.82
Verizon Communications Inc.	90,599	2,736,090	1.10
Other securities[a]		3,376,592	1.35

		16,023,297	6.42

TEXTILES
Other securities[a]		183,334	0.07

		183,334	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		284,899	0.11

		284,899	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	31,750	1,562,735	0.63
Other securities[a]		3,295,154	1.32

		4,857,889	1.95

TRUCKING & LEASING
Other securities[a]		29,637	0.01

		29,637	0.01

WATER
Other securities[a]		104,589	0.04

		104,589	0.04

TOTAL COMMON STOCKS
(Cost: $374,417,742)		248,987,201	99.76

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	3,011,516	$3,011,516	1.21%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	480,792	480,792	0.19
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	210,172	210,172	0.08

		3,702,480	1.48

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,702,480)		3,702,480	1.48

TOTAL INVESTMENTS IN SECURITIES
(Cost: $378,120,222)		252,689,681	101.24

Other Assets, Less Liabilities		(3,103,463)	(1.24)

NET ASSETS		$249,586,218	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2009

Security	Shares	Value
PREFERRED STOCKS – 98.50%

AUTO MANUFACTURERS – 1.59%
Ford Motor Co. Capital Trust II, 6.50%	2,451,386	$19,684,630

		19,684,630

BANKS – 42.67%
BAC Capital Trust II, 7.00%	2,775,760	32,615,180
BAC Capital Trust X, 6.25%	2,969,670	31,597,289
Banco Santander SA, 6.41%	1,396,458	25,387,606
Bank of America Corp., 3.00%	2,150,910	10,905,114
Bank of America Corp., 4.00%	1,736,932	10,786,348
Bank of America Corp., 5.91%	1,440,120	9,461,588
Bank One Capital Trust VI, 7.20%	402,137	7,958,291
Barclays Bank PLC, 6.63%[a]	1,963,800	21,189,402
Barclays Bank PLC, 7.10%[a]	1,398,165	16,358,531
Barclays Bank PLC, 7.75%[a]	937,494	11,662,425
Fifth Third Capital Trust V, 7.25%	377,406	3,604,227
Fifth Third Capital Trust VI, 7.25%	1,241,106	11,989,084
Fleet Capital Trust VIII, 7.20%	837,964	8,714,826
HSBC USA Inc. Series F, 4.63%	597,219	4,628,447
HSBC USA Inc. Series H, 6.50%	623,687	8,132,879
KeyCorp Capital IX, 6.75%	730,137	9,433,370
KeyCorp Capital X, 8.00%	288,738	3,961,485
M&T Capital Trust IV, 8.50%	559,648	12,967,044
National City Capital Trust II, 6.63%	3,283,910	45,810,545
PNC Capital Trust E, 7.75%	212,873	4,253,203
Royal Bank of Scotland Group PLC Series L, 5.75%	1,390,036	7,520,095
Royal Bank of Scotland Group PLC Series M ADR, 6.40%	1,548,473	8,888,235
Royal Bank of Scotland Group PLC Series N ADR, 6.35%	1,965,774	11,027,992
Santander Finance Preferred SA Unipersonal, 6.50%	277,076	3,876,293
UBS Preferred Funding Trust IV Series D, 5.79%	854,257	5,339,106
US Bancorp Series D, 7.88%	424,243	8,022,435
USB Capital VIII, 6.35%	261,840	4,752,396
USB Capital XI, 6.60%	3,088,035	60,988,691
USB Capital XII, 6.30%	392,760	7,116,811
Wachovia Capital Trust IV, 6.38%	844,454	11,822,356

Security	Shares	Value
Wachovia Corp., 7.25%	1,580,829	$18,226,958
Wells Fargo Capital IV, 7.00%	3,886,142	69,289,912
Wells Fargo Capital IX, 5.63%	908,813	13,141,436
Zions Capital Trust B, 8.00%	340,026	6,691,712

		528,121,312

DIVERSIFIED FINANCIAL SERVICES – 26.19%
ABN AMRO Capital Funding Trust V, 5.90%	3,382,100	22,321,860
ABN AMRO Capital Funding Trust VII, 6.08%	4,364,000	29,238,800
Capital One Capital II, 7.50%	292,868	4,334,446
CIT Group Inc., 6.35%	568,602	3,616,309
CIT Group Inc., 7.75%	8,546	42,046
Citigroup Capital VIII, 6.95%	4,771,920	40,895,354
Citigroup Capital IX, 6.00%	2,496,208	19,095,991
Citigroup Capital XVI, 6.45%[b]	1,178,280	8,589,661
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,842,055	33,649,931
Goldman Sachs Group Inc. (The) Series D, 4.00%	2,259,972	26,238,275
HSBC Finance Corp., 6.36%	781,262	6,148,532
JPMorgan Chase Capital X, 7.00%	1,200,948	24,103,026
JPMorgan Chase Capital XI, 5.88%	2,269,470	40,464,650
JPMorgan Chase Capital XVI, 6.35%	225,166	4,120,538
Merrill Lynch Capital Trust I, 6.45%	938,240	8,547,366
Morgan Stanley Capital Trust III, 6.25%	1,821,530	26,284,678
Morgan Stanley Capital Trust IV, 6.25%	480,040	6,936,578
Morgan Stanley Capital Trust VI, 6.60%	1,140,354	17,664,084
Repsol International Capital Ltd. Series A, 7.45%	97,159	1,923,748

		324,215,873

HOUSEHOLD PRODUCTS & WARES – 0.75%
Avery Dennison Corp., 7.88%	368,688	9,309,372

		9,309,372

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2009

Security	Shares	Value
INSURANCE – 5.53%
MetLife Inc., 5.99%	831,370	$9,585,696
MetLife Inc., 6.50%	3,495,632	51,280,921
RenaissanceRe Holdings Ltd. Series D, 6.60%	481,060	7,624,801

		68,491,418

MINING – 7.22%
Freeport-McMoRan Copper & Gold Inc., 6.75%	1,383,328	89,321,489

		89,321,489

OIL & GAS – 0.72%
Chesapeake Energy Corp., 4.50%	145,024	8,918,976

		8,918,976

PHARMACEUTICALS – 7.13%
Schering-Plough Corp., 6.00%	418,865	88,171,083

		88,171,083

REAL ESTATE INVESTMENT TRUSTS – 6.70%
Capstead Mortgage Corp., 11.07%	708,086	9,318,412
Duke Realty Corp. Series O, 8.38%	485,478	5,524,740
Hospitality Properties Trust, 7.00%	580,440	6,762,126
Public Storage Series I, 7.25%	1,735,861	33,849,290
Public Storage Series K, 7.25%	1,067,089	20,520,122
Public Storage Series M, 6.63%	392,760	6,908,648

		82,883,338

TOTAL PREFERRED STOCKS (Cost: $1,579,277,514)		1,219,117,491

SHORT-TERM INVESTMENTS – 1.51%

MONEY MARKET FUNDS – 1.51%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[a,c,d]	148,320	148,320

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[a,c,d]	23,680	$23,680
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[a,c]	18,512,770	18,512,770

		18,684,770

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,684,770)		18,684,770

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $1,597,962,284)		1,237,802,261

Other Assets, Less Liabilities – (0.01)%		(130,898)

NET ASSETS – 100.00%		$1,237,671,363

ADR – American Depositary Receipts

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Acorda Therapeutics Inc.[a]	343,475	$6,804,240	0.52%
Alexion Pharmaceuticals Inc.[a]	788,796	29,706,057	2.29
AMAG Pharmaceuticals Inc.[a,b]	162,748	5,984,244	0.46
Amgen Inc.[a]	2,996,120	148,367,862	11.44
Biogen Idec Inc.[a]	1,057,413	55,429,589	4.28
Celgene Corp.[a]	1,852,916	82,269,470	6.35
Exelixis Inc.[a,b]	1,290,168	5,934,773	0.46
Genomic Health Inc.[a,b]	275,761	6,723,053	0.52
Genzyme Corp.[a]	875,666	52,005,804	4.01
Geron Corp.[a,b]	1,032,019	4,613,125	0.36
Illumina Inc.[a,b]	1,016,825	37,866,563	2.92
InterMune Inc.[a,b]	589,978	9,699,238	0.75
Life Technologies Corp.[a]	696,576	22,624,789	1.74
Myriad Genetics Inc.[a]	816,104	37,108,249	2.86
Nektar Therapeutics[a]	1,062,620	5,727,522	0.44
PDL BioPharma Inc.	843,555	5,972,369	0.46
QIAGEN NVa,b	1,093,941	17,459,298	1.35
Regeneron Pharmaceuticals Inc.[a]	1,059,335	14,682,383	1.13
Seattle Genetics Inc.[a]	731,383	7,211,436	0.56
Sequenom Inc.[a,b]	584,767	8,315,387	0.64
Vertex Pharmaceuticals Inc.[a,b]	1,471,884	42,287,227	3.26
Other securities[c]		55,534,315	4.28

		662,326,993	51.08

COMMERCIAL SERVICES
Other securities[c]		3,407,644	0.26

		3,407,644	0.26

DISTRIBUTION & WHOLESALE
Other securities[c]		1,120,041	0.09

		1,120,041	0.09

HEALTH CARE - PRODUCTS
Gen-Probe Inc.[a]	332,406	15,151,065	1.17
Luminex Corp.[a]	389,158	7,051,543	0.55

Security	Shares	Value	% of Net Assets
TECHNE Corp.	228,382	$12,494,779	0.96%
Other securities[c]		1,312,677	0.10

		36,010,064	2.78

PHARMACEUTICALS
Alkermes Inc.[a]	767,749	9,312,795	0.72
Alnylam Pharmaceuticals Inc.[a,b]	392,837	7,479,616	0.58
Amylin Pharmaceuticals Inc.[a,b]	600,464	7,055,452	0.54
Auxilium Pharmaceuticals Inc.[a,b]	384,177	10,649,386	0.82
BioMarin Pharmaceutical Inc.[a,b]	1,122,573	13,863,777	1.07
Cephalon Inc.[a,b]	293,134	19,962,425	1.54
Cubist Pharmaceuticals Inc.[a,b]	626,722	10,253,172	0.79
CV Therapeutics Inc.[a]	794,507	15,794,799	1.22
Endo Pharmaceuticals Holdings Inc.[a]	527,627	9,328,445	0.72
Eurand NVa	462,604	5,153,409	0.40
Gilead Sciences Inc.[a]	2,913,997	134,976,341	10.41
Isis Pharmaceuticals Inc.[a]	880,187	13,211,607	1.02
Medarex Inc.[a]	1,650,978	8,469,517	0.65
Medivation Inc.[a,b]	281,624	5,145,270	0.40
Onyx Pharmaceuticals Inc.[a]	721,310	20,593,401	1.59
OSI Pharmaceuticals Inc.[a]	483,121	18,484,209	1.43
Perrigo Co.	831,443	20,644,730	1.59
Pharmasset Inc.[a]	574,438	5,635,237	0.43
Salix Pharmaceuticals Ltd.[a]	485,970	4,616,715	0.36
Sepracor Inc.[a]	491,690	7,208,175	0.56
Shire PLC ADR	466,766	16,775,570	1.29
Teva Pharmaceutical Industries Ltd. SP ADR	2,230,630	100,489,882	7.75
Theravance Inc.[a,b]	525,555	8,934,435	0.69
United Therapeutics Corp.[a]	280,676	18,549,877	1.43
Warner Chilcott Ltd. Class Aa,b	1,433,667	15,082,177	1.16

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
XenoPort Inc.[a]	258,124	$4,997,281	0.38%
Other securities[c]		80,256,829	6.19

		592,924,529	45.73

TOTAL COMMON STOCKS (Cost: $2,013,108,421)		1,295,789,271	99.94

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	154,416,263	154,416,263	11.91
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	24,652,727	24,652,727	1.90
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	986,588	986,588	0.08

		180,055,578	13.89

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,055,578)		180,055,578	13.89

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,193,163,999)		1,475,844,849	113.83

Other Assets, Less Liabilities		(179,345,302)	(13.83)

NET ASSETS		$1,296,499,547	100.00%

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2009

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,490,834,680	$5,466,320,458	$1,816,166,509	$1,877,873,222
Affiliated issuers (Note 2)	12,560,570	468,047,101	187,250,368	84,113,156

Total cost of investments	$3,503,395,250	$5,934,367,559	$2,003,416,877	$1,961,986,378

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,051,375,709	$3,493,106,544	$1,223,332,735	$1,128,479,440
Affiliated issuers (Note 2)	12,560,570	468,047,101	187,250,368	84,113,156

Total fair value of investments	2,063,936,279	3,961,153,645	1,410,583,103	1,212,592,596
Receivables:
Investment securities sold	3,576,596	18,972	–	–
Dividends and interest	4,485,499	4,756,362	856,652	2,409,906
Capital shares sold	28,694	196,277	–	–

Total Assets	2,072,027,068	3,966,125,256	1,411,439,755	1,215,002,502

LIABILITIES
Payables:
Investment securities purchased	3,506,963	–	–	–
Collateral for securities on loan (Note 5)	12,097,382	465,250,586	186,466,218	82,842,945
Investment advisory fees (Note 2)	326,796	546,555	244,720	227,825

Total Liabilities	15,931,141	465,797,141	186,710,938	83,070,770

NET ASSETS	$2,056,095,927	$3,500,328,115	$1,224,728,817	$1,131,931,732

Net assets consist of:
Paid-in capital	$3,794,770,594	$5,995,553,128	$2,291,933,336	$2,248,329,159
Undistributed net investment income	169,146	145,722	1,122,558	82,519
Accumulated net realized loss	(299,384,842)	(522,156,821)	(475,493,303)	(367,086,164)
Net unrealized depreciation	(1,439,458,971)	(1,973,213,914)	(592,833,774)	(749,393,782)

NET ASSETS	$2,056,095,927	$3,500,328,115	$1,224,728,817	$1,131,931,732

Shares outstanding[b]	54,400,000	71,750,000	23,250,000	25,600,000

Net asset value per share	$37.80	$48.79	$52.68	$44.22

[a]	Securities on loan with values of $10,817,693, $461,681,576, $184,398,967 and $83,187,498, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund		SmallCap 600 Value Index Fund	1500 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,754,948,405	$1,309,991,970		$1,573,169,455	$374,417,742
Affiliated issuers (Note 2)	336,381,902	87,871,298		66,578,861	3,702,480

Total cost of investments	$6,091,330,307	$1,397,863,268		$1,639,748,316	$378,120,222

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,088,895,845	$846,955,774		$916,110,533	$248,987,201
Affiliated issuers (Note 2)	336,381,902	87,871,298		66,578,861	3,702,480

Total fair value of investments	3,425,277,747	934,827,072		982,689,394	252,689,681
Receivables:
Investment securities sold	24,638	–		13,439	9,889
Dividends and interest	4,709,687	630,359		2,121,453	485,782
Capital shares sold	21,933	8,963		–	–

Total Assets	3,430,034,005	935,466,394		984,824,286	253,185,352

LIABILITIES
Payables:
Investment securities purchased	8,287,180	1,922,690		2,836,218	66,669
Securities related to in-kind transactions (Note 4)	24,638	–		–	–
Collateral for securities on loan (Note 5)	325,100,531	85,283,110		62,728,181	3,492,308
Investment advisory fees (Note 2)	494,547	166,590		183,750	40,157

Total Liabilities	333,906,896	87,372,390		65,748,149	3,599,134

NET ASSETS	$3,096,127,109	$848,094,004		$919,076,137	$249,586,218

Net assets consist of:
Paid-in capital	$6,331,465,200	$1,645,710,770		$1,905,530,819	$389,630,626
Undistributed net investment income	49,864	550,971		160,206	552
Accumulated net realized loss	(569,335,395)	(335,131,541)		(329,555,966)	(14,614,419)
Net unrealized depreciation	(2,666,052,560)	(463,036,196)		(657,058,922)	(125,430,541)

NET ASSETS	$3,096,127,109	$848,094,004		$919,076,137	$249,586,218

Shares outstanding[b]	84,350,000	22,200,000	[c]	23,450,000	7,000,000	[c]

Net asset value per share	$36.71	$38.20	[c]	$39.19	$35.66	[c]

[a]	Securities on loan with values of $322,044,455, $84,547,480, $61,444,280 and $3,442,052, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,518,476,708	$2,013,108,421
Affiliated issuers (Note 2)	79,485,576	180,055,578

Total cost of investments	$1,597,962,284	$2,193,163,999

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,169,907,133	$1,295,789,271
Affiliated issuers (Note 2)	67,895,128	180,055,578

Total fair value of investments	1,237,802,261	1,475,844,849
Receivables:
Investment securities sold	3,824,886	1,030,798
Dividends and interest	1,106,642	732,653
Capital shares sold	318,093	12,188

Total Assets	1,243,051,882	1,477,620,488

LIABILITIES
Payables:
Investment securities purchased	4,778,050	1,507,678
Securities related to in-kind transactions (Note 4)	–	31,291
Collateral for securities on loan (Note 5)	172,000	179,068,990
Investment advisory fees (Note 2)	430,469	512,982

Total Liabilities	5,380,519	181,120,941

NET ASSETS	$1,237,671,363	$1,296,499,547

Net assets consist of:
Paid-in capital	$1,643,678,460	$2,224,313,793
Undistributed net investment income	8,675,996	–
Accumulated net realized loss	(54,523,070)	(210,495,096)
Net unrealized depreciation	(360,160,023)	(717,319,150)

NET ASSETS	$1,237,671,363	$1,296,499,547

Shares outstanding[b]	54,550,000	19,550,000

Net asset value per share	$22.69	$66.32

[a]	Securities on loan with values of $156,735 and $172,366,010, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$85,054,947	$72,518,697	$12,652,710	$46,298,338
Interest from affiliated issuers (Note 2)	51,074	60,361	20,062	28,457
Securities lending income from affiliated issuers (Note 2)	256,575	5,995,962	2,832,639	1,913,841

Total investment income	85,362,596	78,575,020	15,505,411	48,240,636

EXPENSES
Investment advisory fees (Note 2)	5,950,342	8,467,001	4,523,432	4,365,270

Total expenses	5,950,342	8,467,001	4,523,432	4,365,270

Net investment income	79,412,254	70,108,019	10,981,979	43,875,366

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(422,322,721)	(429,174,260)	(442,024,283)	(321,383,986)
In-kind redemptions	(79,293,466)	396,881,090	125,592,618	29,334,567

Net realized loss	(501,616,187)	(32,293,170)	(316,431,665)	(292,049,419)

Net change in unrealized appreciation (depreciation) on:
Investments	(806,176,259)	(1,883,170,151)	(515,943,821)	(553,862,057)
Short positions (Note 1)	–	2,737	–	3,639

Net change in unrealized appreciation (depreciation)	(806,176,259)	(1,883,167,414)	(515,943,821)	(553,858,418)

Net realized and unrealized loss	(1,307,792,446)	(1,915,460,584)	(832,375,486)	(845,907,837)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,228,380,192)	$(1,845,352,565)	$(821,393,507)	$(802,032,471)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$55,098,046	$7,790,463	$27,291,389	$5,867,443
Interest from unaffiliated issuers	28,196	–	–	–
Interest from affiliated issuers (Note 2)	50,080	16,141	17,904	3,086
Securities lending income from affiliated issuers (Note 2)	7,089,828	2,794,991	1,828,420	62,217

Total investment income	62,266,150	10,601,595	29,137,713	5,932,746

EXPENSES
Investment advisory fees (Note 2)	7,826,915	2,974,684	3,245,110	467,460

Total expenses	7,826,915	2,974,684	3,245,110	467,460

Net investment income	54,439,235	7,626,911	25,892,603	5,465,286

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(564,601,332)	(321,897,023)	(285,660,834)	(13,630,209)
In-kind redemptions	212,094,365	62,440,483	59,681,590	6,886,707

Net realized loss	(352,506,967)	(259,456,540)	(225,979,244)	(6,743,502)

Net change in unrealized appreciation (depreciation)	(1,611,411,266)	(361,235,968)	(457,361,135)	(107,193,090)

Net realized and unrealized loss	(1,963,918,233)	(620,692,508)	(683,340,379)	(113,936,592)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,909,478,998)	$(613,065,597)	$(657,447,776)	$(108,471,306)

[a]	Net of foreign withholding tax of $22,229, $1,757, $11,848 and $54, respectively.

See notes to financial statements.

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$66,006,460	$5,846,914
Dividends from affiliated issuers (Note 2)	2,603,393	–
Interest from affiliated issuers (Note 2)	36,077	17,096
Securities lending income from affiliated issuers (Note 2)	4,370	2,534,915

Total investment income	68,650,300	8,398,925

EXPENSES
Investment advisory fees (Note 2)	2,903,609	7,200,122

Total expenses	2,903,609	7,200,122

Net investment income	65,746,691	1,198,803

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(54,989,992)	(116,185,240)
Investments in affiliated issuers (Note 2)	145,611	–
In-kind redemptions	4,050,243	52,566,491

Net realized loss	(50,794,138)	(63,618,749)

Net change in unrealized appreciation (depreciation)	(346,062,283)	(176,602,429)

Net realized and unrealized loss	(396,856,421)	(240,221,178)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(331,109,730)	$(239,022,375)

[a]	Net of foreign withholding tax of $23,022 and $166,402, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$79,412,254	$87,102,967	$70,108,019	$50,274,380
Net realized gain (loss)	(501,616,187)	354,402,644	(32,293,170)	422,553,727
Net change in unrealized appreciation (depreciation)	(806,176,259)	(661,448,744)	(1,883,167,414)	(813,802,990)

Net decrease in net assets resulting from operations	(1,228,380,192)	(219,943,133)	(1,845,352,565)	(340,974,883)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,788,008)	(87,061,148)	(74,020,517)	(48,808,103)
Return of capital	–	–	–	(230,513)

Total distributions to shareholders	(79,788,008)	(87,061,148)	(74,020,517)	(49,038,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,832,367,236	5,482,095,202	2,655,715,002	1,611,208,119
Cost of shares redeemed	(2,362,737,270)	(4,738,348,677)	(1,605,345,749)	(1,471,958,503)

Net increase (decrease) in net assets from capital share transactions	(530,370,034)	743,746,525	1,050,369,253	139,249,616

INCREASE (DECREASE) IN NET ASSETS	(1,838,538,234)	436,742,244	(869,003,829)	(250,763,883)

NET ASSETS
Beginning of year	3,894,634,161	3,457,891,917	4,369,331,944	4,620,095,827

End of year	$2,056,095,927	$3,894,634,161	$3,500,328,115	$4,369,331,944

Undistributed net investment income included in net assets at end of year	$169,146	$544,900	$145,722	$1,726,473

SHARES ISSUED AND REDEEMED
Shares sold	38,150,000	81,000,000	37,150,000	18,650,000
Shares redeemed	(47,100,000)	(70,800,000)	(21,650,000)	(17,100,000)

Net increase (decrease) in shares outstanding	(8,950,000)	10,200,000	15,500,000	1,550,000

See notes to financial statements.

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,981,979	$8,595,540	$43,875,366	$38,614,574
Net realized gain (loss)	(316,431,665)	146,895,355	(292,049,419)	231,356,552
Net change in unrealized appreciation (depreciation)	(515,943,821)	(222,181,245)	(553,858,418)	(544,194,103)

Net decrease in net assets resulting from operations	(821,393,507)	(66,690,350)	(802,032,471)	(274,222,977)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,738,925)	(8,467,412)	(48,049,971)	(37,935,379)

Total distributions to shareholders	(10,738,925)	(8,467,412)	(48,049,971)	(37,935,379)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,165,934,823	980,881,253	565,922,086	649,521,363
Cost of shares redeemed	(1,035,823,754)	(843,713,340)	(605,031,496)	(1,061,547,841)

Net increase (decrease) in net assets from capital share transactions	130,111,069	137,167,913	(39,109,410)	(412,026,478)

INCREASE (DECREASE) IN NET ASSETS	(702,021,363)	62,010,151	(889,191,852)	(724,184,834)

NET ASSETS
Beginning of year	1,926,750,180	1,864,740,029	2,021,123,584	2,745,308,418

End of year	$1,224,728,817	$1,926,750,180	$1,131,931,732	$2,021,123,584

Undistributed net investment income included in net assets at end of year	$1,122,558	$879,504	$82,519	$795,459

SHARES ISSUED AND REDEEMED
Shares sold	14,500,000	11,100,000	8,300,000	7,900,000
Shares redeemed	(14,900,000)	(9,650,000)	(10,500,000)	(13,050,000)

Net increase (decrease) in shares outstanding	(400,000)	1,450,000	(2,200,000)	(5,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009[a]	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,439,235	$45,858,688	$7,626,911	$5,801,111
Net realized gain (loss)	(352,506,967)	512,084,814	(259,456,540)	167,364,381
Net change in unrealized appreciation (depreciation)	(1,611,411,266)	(1,016,617,944)	(361,235,968)	(284,796,782)

Net decrease in net assets resulting from operations	(1,909,478,998)	(458,674,442)	(613,065,597)	(111,631,290)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(56,600,672)	(44,932,734)	(7,624,164)	(5,740,703)
Return of capital	–	(209,218)	–	–

Total distributions to shareholders	(56,600,672)	(45,141,952)	(7,624,164)	(5,740,703)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,204,308,863	4,509,966,944	807,917,931	763,894,926
Cost of shares redeemed	(2,160,280,101)	(4,734,202,128)	(558,395,159)	(855,757,792)

Net increase (decrease) in net assets from capital share transactions	1,044,028,762	(224,235,184)	249,522,772	(91,862,866)

DECREASE IN NET ASSETS	(922,050,908)	(728,051,578)	(371,166,989)	(209,234,859)

NET ASSETS
Beginning of year	4,018,178,017	4,746,229,595	1,219,260,993	1,428,495,852

End of year	$3,096,127,109	$4,018,178,017	$848,094,004	$1,219,260,993

Undistributed net investment income included in net assets at end of year	$49,864	$1,481,828	$550,971	$548,224

SHARES ISSUED AND REDEEMED
Shares sold	56,800,000	67,100,000	13,100,000	11,100,000
Shares redeemed	(39,250,000)	(70,150,000)	(10,700,000)	(12,700,000)

Net increase (decrease) in shares outstanding	17,550,000	(3,050,000)	2,400,000	(1,600,000)

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009[a]	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,892,603	$25,181,055	$5,465,286	$3,806,287
Net realized gain (loss)	(225,979,244)	120,796,077	(6,743,502)	26,932,817
Net change in unrealized appreciation (depreciation)	(457,361,135)	(375,623,037)	(107,193,090)	(43,715,357)

Net decrease in net assets resulting from operations	(657,447,776)	(229,645,905)	(108,471,306)	(12,976,253)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,359,563)	(24,781,478)	(5,512,813)	(3,763,229)
Return of capital	–	(486,869)	–	–

Total distributions to shareholders	(27,359,563)	(25,268,347)	(5,512,813)	(3,763,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	605,958,167	417,345,111	192,808,005	138,991,869
Cost of shares redeemed	(383,026,408)	(789,170,519)	(46,930,866)	(107,289,403)

Net increase (decrease) in net assets from capital share transactions	222,931,759	(371,825,408)	145,877,139	31,702,466

INCREASE (DECREASE) IN NET ASSETS	(461,875,580)	(626,739,660)	31,893,020	14,962,984

NET ASSETS
Beginning of year	1,380,951,717	2,007,691,377	217,693,198	202,730,214

End of year	$919,076,137	$1,380,951,717	$249,586,218	$217,693,198

Undistributed net investment income included in net assets at end of year	$160,206	$569,881	$552	$44,286

SHARES ISSUED AND REDEEMED
Shares sold	9,850,000	5,750,000	4,200,000	2,100,000
Shares redeemed	(7,500,000)	(10,800,000)	(900,000)	(1,600,000)

Net increase (decrease) in shares outstanding	2,350,000	(5,050,000)	3,300,000	500,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$65,746,691	$5,026,441	$1,198,803	$(1,599,453)
Net realized gain (loss)	(50,794,138)	(565,050)	(63,618,749)	90,481,241
Net change in unrealized appreciation (depreciation)	(346,062,283)	(14,074,208)	(176,602,429)	(138,323,564)

Net decrease in net assets resulting from operations	(331,109,730)	(9,612,817)	(239,022,375)	(49,441,776)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,088,607)	(4,142,242)	(2,472,606)	–
Return of capital	–	–	–	(1,256,561)

Total distributions to shareholders	(59,088,607)	(4,142,242)	(2,472,606)	(1,256,561)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,548,558,624	169,238,069	5,328,585,455	8,040,892,063
Cost of shares redeemed	(91,992,514)	(9,210,024)	(5,134,751,560)	(8,010,456,906)

Net increase in net assets from capital share transactions	1,456,566,110	160,028,045	193,833,895	30,435,157

INCREASE (DECREASE) IN NET ASSETS	1,066,367,773	146,272,986	(47,661,086)	(20,263,180)

NET ASSETS
Beginning of year	171,303,590	25,030,604	1,344,160,633	1,364,423,813

End of year	$1,237,671,363	$171,303,590	$1,296,499,547	$1,344,160,633

Undistributed net investment income included in net assets at end of year	$8,675,996	$974,355	$–	$562,280

SHARES ISSUED AND REDEEMED
Shares sold	55,000,000	3,750,000	70,300,000	100,400,000
Shares redeemed	(4,500,000)	(200,000)	(68,450,000)	(100,700,000)

Net increase (decrease) in shares outstanding	50,500,000	3,550,000	1,850,000	(300,000)

See notes to financial statements.

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$61.48	$65.06	$58.69	$56.02	$55.24

Income from investment operations:
Net investment income	1.37 [a]	1.41 [a]	1.28 [a]	1.12	1.20
Net realized and unrealized gain (loss)[b]	(23.65)	(3.60)	6.20	2.57	0.89

Total from investment operations	(22.28)	(2.19)	7.48	3.69	2.09

Less distributions from:
Net investment income	(1.40)	(1.39)	(1.11)	(1.02)	(1.31)

Total distributions	(1.40)	(1.39)	(1.11)	(1.02)	(1.31)

Net asset value, end of year	$37.80	$61.48	$65.06	$58.69	$56.02

Total return	(36.70)%	(3.56)%	12.82%	6.65%	3.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,056,096	$3,894,634	$3,457,892	$880,326	$795,417
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.67%	2.08%	2.03%	1.96%	2.41%
Portfolio turnover rate[c]	13%	6%	12%	12%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$77.68	$84.46	$79.21	$65.84	$60.37

Income from investment operations:
Net investment income	1.09 [a]	0.88 [a]	1.13 [a]	0.81	0.71
Net realized and unrealized gain (loss)[b]	(28.87)	(6.80)	5.27	13.37	5.44

Total from investment operations	(27.78)	(5.92)	6.40	14.18	6.15

Less distributions from:
Net investment income	(1.11)	(0.86)	(1.07)	(0.81)	(0.68)
Return of capital	–	(0.00)[c]	(0.08)	–	–

Total distributions	(1.11)	(0.86)	(1.15)	(0.81)	(0.68)

Net asset value, end of year	$48.79	$77.68	$84.46	$79.21	$65.84

Total return	(36.04)%	(7.10)%	8.19%	21.64%	10.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,500,328	$4,369,332	$4,620,096	$3,881,208	$2,416,338
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.66%	1.03%	1.44%	1.19%	1.21%
Portfolio turnover rate[d]	23%	15%	12%	9%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$81.47	$84.00	$80.40	$67.01	$62.02

Income from investment operations:
Net investment income	0.43 [a]	0.36 [a]	0.66 [a]	0.44	0.33
Net realized and unrealized gain (loss)[b]	(28.81)	(2.54)	3.61	13.32	5.03

Total from investment operations	(28.38)	(2.18)	4.27	13.76	5.36

Less distributions from:
Net investment income	(0.41)	(0.35)	(0.67)	(0.37)	(0.37)

Total distributions	(0.41)	(0.35)	(0.67)	(0.37)	(0.37)

Net asset value, end of year	$52.68	$81.47	$84.00	$80.40	$67.01

Total return	(34.92)%	(2.63)%	5.34%	20.58%	8.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,224,729	$1,926,750	$1,864,740	$1,990,019	$1,112,261
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.61%	0.41%	0.85%	0.60%	0.56%
Portfolio turnover rate[c]	45%	31%	36%	24%	34%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$72.70	$83.32	$76.67	$63.68	$57.85

Income from investment operations:
Net investment income	1.55 [a]	1.23 [a]	1.41 [a]	1.11	0.99
Net realized and unrealized gain (loss)[b]	(28.32)	(10.63)	6.73	13.07	5.71

Total from investment operations	(26.77)	(9.40)	8.14	14.18	6.70

Less distributions from:
Net investment income	(1.71)	(1.22)	(1.32)	(1.13)	(0.87)
Return of capital	–	–	(0.17)	(0.06)	–

Total distributions	(1.71)	(1.22)	(1.49)	(1.19)	(0.87)

Net asset value, end of year	$44.22	$72.70	$83.32	$76.67	$63.68

Total return	(37.31)%	(11.44)%	10.78%	22.43%	11.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,131,932	$2,021,124	$2,745,308	$2,637,379	$1,852,990
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.51%	1.50%	1.82%	1.68%	1.78%
Portfolio turnover rate[c]	34%	29%	20%	21%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$60.15	$67.95	$65.18	$53.03	$47.42

Income from investment operations:
Net investment income	0.71 [a]	0.67 [a]	0.49 [a]	0.53	0.45
Net realized and unrealized gain (loss)[b]	(23.44)	(7.82)	2.78	12.07	5.65

Total from investment operations	(22.73)	(7.15)	3.27	12.60	6.10

Less distributions from:
Net investment income	(0.71)	(0.65)	(0.50)	(0.43)	(0.49)
Return of capital	–	(0.00)[c]	–	(0.02)	–

Total distributions	(0.71)	(0.65)	(0.50)	(0.45)	(0.49)

Net asset value, end of year	$36.71	$60.15	$67.95	$65.18	$53.03

Total return	(38.06)%	(10.62)%	5.07%	23.86%	12.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,096,127	$4,018,178	$4,746,230	$4,966,594	$3,245,465
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.39%	0.99%	0.76%	0.93%	0.95%
Portfolio turnover rate[d]	23%	14%	16%	16%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$61.58	$66.75	$64.75	$52.69	$46.81

Income from investment operations:
Net investment income	0.34 [b]	0.28 [b]	0.16 [b]	0.31	0.22
Net realized and unrealized gain (loss)[c]	(23.39)	(5.17)	2.01	12.02	5.89

Total from investment operations	(23.05)	(4.89)	2.17	12.33	6.11

Less distributions from:
Net investment income	(0.33)	(0.28)	(0.17)	(0.27)	(0.23)

Total distributions	(0.33)	(0.28)	(0.17)	(0.27)	(0.23)

Net asset value, end of year	$38.20	$61.58	$66.75	$64.75	$52.69

Total return	(37.55)%	(7.37)%	3.36%	23.47%	13.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$848,094	$1,219,261	$1,428,496	$1,476,318	$990,554
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.64%	0.40%	0.25%	0.53%	0.45%
Portfolio turnover rate[d]	45%	29%	32%	30%	45%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$65.45	$76.78	$72.86	$59.34	$53.44

Income from investment operations:
Net investment income	1.10 [a]	1.06 [a]	0.82 [a]	0.77	0.71
Net realized and unrealized gain (loss)[b]	(26.22)	(11.33)	3.96	13.41	5.97

Total from investment operations	(25.12)	(10.27)	4.78	14.18	6.68

Less distributions from:
Net investment income	(1.14)	(1.04)	(0.86)	(0.61)	(0.78)
Return of capital	–	(0.02)	–	(0.05)	–

Total distributions	(1.14)	(1.06)	(0.86)	(0.66)	(0.78)

Net asset value, end of year	$39.19	$65.45	$76.78	$72.86	$59.34

Total return	(38.79)%	(13.57)%	6.64%	24.00%	12.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$919,076	$1,380,952	$2,007,691	$1,861,528	$1,572,405
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.99%	1.43%	1.14%	1.20%	1.36%
Portfolio turnover rate[c]	34%	23%	28%	16%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$58.84	$63.36	$57.98	$52.08	$49.60

Income from investment operations:
Net investment income	1.08 [b]	1.10 [b]	1.01 [b]	0.87	0.89
Net realized and unrealized gain (loss)[c]	(23.19)	(4.54)	5.34	5.80	2.59

Total from investment operations	(22.11)	(3.44)	6.35	6.67	3.48

Less distributions from:
Net investment income	(1.07)	(1.08)	(0.97)	(0.76)	(1.00)
Return of capital	–	–	–	(0.01)	–

Total distributions	(1.07)	(1.08)	(0.97)	(0.77)	(1.00)

Net asset value, end of year	$35.66	$58.84	$63.36	$57.98	$52.08

Total return	(37.96)%	(5.59)%	11.02%	12.84%	7.08%

Ratios/Supplemental data:
Net assets, end of year (000s)	$249,586	$217,693	$202,730	$133,342	$72,915
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.34%	1.69%	1.68%	1.61%	1.73%
Portfolio turnover rate[d]	6%	4%	4%	6%	5%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007

Net asset value, beginning of period	$42.30	$50.06	$49.96

Income from investment operations:
Net investment income[b]	2.90	3.27	0.14
Net realized and unrealized loss[c]	(19.74)	(8.15)	(0.04)

Total from investment operations	(16.84)	(4.88)	0.10

Less distributions from:
Net investment income	(2.77)	(2.88)	–

Total distributions	(2.77)	(2.88)	–

Net asset value, end of period	$22.69	$42.30	$50.06

Total return	(41.31)%	(9.99)%	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,237,671	$171,304	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	10.87%	7.23%	21.16%
Portfolio turnover rate[f]	12%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$75.94	$75.80	$82.27	$63.86	$77.39

Income from investment operations:
Net investment income (loss)	0.06 [a]	(0.09)[a]	(0.21)[a]	(0.23)	(0.29)
Net realized and unrealized gain (loss)[b]	(9.50)	0.32	(6.26)	18.64	(13.24)

Total from investment operations	(9.44)	0.23	(6.47)	18.41	(13.53)

Less distributions from:
Net investment income	(0.18)	–	–	–	–
Return of capital	–	(0.09)	–	–	–

Total distributions	(0.18)	(0.09)	–	–	–

Net asset value, end of year	$66.32	$75.94	$75.80	$82.27	$63.86

Total return	(12.47)%	0.30%	(7.87)%	28.83%	(17.48)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,296,500	$1,344,161	$1,364,424	$2,032,024	$1,079,203
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.08%	(0.11)%	(0.27)%	(0.37)%	(0.40)%
Portfolio turnover rate[c]	11%	19%	18%	15%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

80	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2009, the value of each of the Funds’ investments was classified as a Level 1 Price.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends, if any, such as stock received in an elective dividend, are recorded as dividend income in the amount of the fair value of the stock received. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2009, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P 100	$169,146	$(1,480,740,183)	$(258,103,630)	$(1,738,674,667)
S&P MidCap 400	–	(2,271,346,593)	(223,878,420)	(2,495,225,013)
S&P MidCap 400 Growth	1,122,558	(668,301,161)	(400,025,916)	(1,067,204,519)
S&P MidCap 400 Value	–	(812,142,139)	(304,255,288)	(1,116,397,427)
S&P SmallCap 600	–	(2,860,687,924)	(374,650,167)	(3,235,338,091)
S&P SmallCap 600 Growth	550,971	(507,949,413)	(290,218,324)	(797,616,766)
S&P SmallCap 600 Value	–	(728,409,733)	(258,044,949)	(986,454,682)
S&P 1500	–	(132,511,629)	(7,532,779)	(140,044,408)
S&P U.S. Preferred Stock	17,325,998	(388,215,130)	(35,117,965)	(406,007,097)
Nasdaq Biotechnology	–	(724,937,973)	(202,876,273)	(927,814,246)

For the years ended March 31, 2009 and March 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2009.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2008 to March 31, 2009, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 100	$126,799,291
S&P MidCap 400	124,362,672
S&P MidCap 400 Growth	291,698,709
S&P MidCap 400 Value	217,511,622
S&P SmallCap 600	224,419,812

iShares Index Fund	Deferred Net Realized Capital Losses
S&P SmallCap 600 Growth	$219,726,635
S&P SmallCap 600 Value	167,797,876
S&P 1500	2,879,695
S&P U.S. Preferred Stock	3,557,814
Nasdaq Biotechnology	27,111,993

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$–	$360,546	$2,374,610	$2,327,988	$120,169,143	$131,304,339
S&P MidCap 400	–	–	6,096,922	–	–	7,070,414	12,559,634	73,788,778	99,515,748
S&P MidCap 400 Growth	–	–	10,588,183	7,127,634	–	–	–	90,611,390	108,327,207
S&P MidCap 400 Value	89,552	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	–	41,350,423	86,743,666
S&P SmallCap 600	–	14,800,654	5,484,940	–	1,541,664	–	–	128,403,097	150,230,355
S&P SmallCap 600 Growth	–	–	–	–	6,711,998	–	–	63,779,691	70,491,689
S&P SmallCap 600 Value	–	–	6,867,473	3,277,415	194,198	–	10,940,333	68,967,654	90,247,073
S&P 1500	–	–	–	–	38,110	–	–	4,614,974	4,653,084
S&P U.S. Preferred Stock	–	–	–	–	–	–	506,620	22,403,529	22,910,149
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	175,764,280

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

82	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P 100	$3,544,676,462	$–	$(1,480,740,183)	$(1,480,740,183)
S&P MidCap 400	6,232,500,238	–	(2,271,346,593)	(2,271,346,593)
S&P MidCap 400 Growth	2,078,884,264	–	(668,301,161)	(668,301,161)
S&P MidCap 400 Value	2,024,734,735	–	(812,142,139)	(812,142,139)
S&P SmallCap 600	6,285,965,671	–	(2,860,687,924)	(2,860,687,924)
S&P SmallCap 600 Growth	1,442,776,485	–	(507,949,413)	(507,949,413)
S&P SmallCap 600 Value	1,711,099,127	–	(728,409,733)	(728,409,733)
S&P 1500	385,201,310	–	(132,511,629)	(132,511,629)
S&P U.S. Preferred Stock	1,626,017,391	8,650,002	(396,865,132)	(388,215,130)
Nasdaq Biotechnology	2,200,782,822	1,494,324	(726,432,297)	(724,937,973)

Management has reviewed the tax positions as of March 31, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

SHORT POSITIONS

From time to time, in order to track the performance of their respective underlying index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600	0.20

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600 Growth	0.25%
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$ 256,575
S&P MidCap 400	5,995,962
S&P MidCap 400 Growth	2,832,639
S&P MidCap 400 Value	1,913,841
S&P SmallCap 600	7,089,828

iShares Index Fund	Securities Lending Agent Fees
S&P SmallCap 600 Growth	$2,794,991
S&P SmallCap 600 Value	1,828,420
S&P 1500	62,217
S&P U.S. Preferred Stock	4,370
Nasdaq Biotechnology	2,534,915

Cross trades for the year ended March 31, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially

84	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the year ended March 31, 2009, the iShares S&P U.S. Preferred Stock Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Realized Gain
Barclays Bank PLC	146	4,461	308	4,299	$49,210,358	$2,603,393	$145,611

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$416,660,351	$391,121,158
S&P MidCap 400	1,082,566,241	990,370,338
S&P MidCap 400 Growth	847,284,279	806,372,196
S&P MidCap 400 Value	621,957,176	591,201,696
S&P SmallCap 600	1,011,700,029	890,896,329
S&P SmallCap 600 Growth	582,204,562	535,911,845
S&P SmallCap 600 Value	475,458,646	443,229,270
S&P 1500	17,161,329	14,080,117
S&P U.S. Preferred Stock	130,072,639	77,909,285
Nasdaq Biotechnology	187,958,113	166,052,713

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$1,827,631,418	$2,352,761,364
S&P MidCap 400	2,647,348,485	1,598,419,437
S&P MidCap 400 Growth	1,162,335,475	1,031,575,715
S&P MidCap 400 Value	562,179,761	599,592,654
S&P SmallCap 600	3,179,385,662	2,158,029,291
S&P SmallCap 600 Growth	795,087,884	556,460,644
S&P SmallCap 600 Value	600,382,884	382,660,731
S&P 1500	192,219,957	46,500,943
S&P U.S. Preferred Stock	1,492,790,791	89,866,388
Nasdaq Biotechnology	5,311,080,813	5,116,315,754

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a two-for-one stock split for the iShares S&P SmallCap 600 Growth and iShares S&P 1500 Index Funds, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of these Funds. The financial statements for these Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return

86	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of March 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	87

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P 1500 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Fund (the “Funds”), at March 31, 2009, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2009

88	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2009 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 100	100.00%

S&P MidCap 400	83.42

S&P MidCap 400 Growth	100.00

S&P MidCap 400 Value	81.52

S&P SmallCap 600	75.21

iShares Index Fund	Dividends- Received Deduction

S&P SmallCap 600 Growth	91.56%

S&P SmallCap 600 Value	73.13

S&P 1500	100.00

S&P U.S. Preferred Stock	65.14

Nasdaq Biotechnology	88.41

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2009:

iShares Index Fund	Qualified Dividend Income

S&P 100	$79,788,008

S&P MidCap 400	58,065,537

S&P MidCap 400 Growth	10,738,925

S&P MidCap 400 Value	35,888,412

S&P SmallCap 600	39,066,342

iShares Index Fund	Qualified Dividend Income

S&P SmallCap 600 Growth	$6,504,476

S&P SmallCap 600 Value	18,274,994

S&P 1500	5,512,813

S&P U.S. Preferred Stock	30,222,584

Nasdaq Biotechnology	2,472,606

Under Section 871(k)(1)(C) of the Code, the iShares S&P U.S. Preferred Stock Index Fund designates $41,490,123 as the maximum amount of interest-related dividends for the fiscal year ended March 31, 2009.

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	89

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	17	1.29
Between 0.5% and –0.5%	1,263	95.74
Less than –0.5% and Greater than –1.0%	17	1.29
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

90	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,300	98.55
Less than –0.5% and Greater than –1.0%	6	0.45
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,299	98.48
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,296	98.24
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,291	97.87
Less than –0.5% and Greater than –1.0%	6	0.45
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and –0.5%	1,295	98.17
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	13	0.99
Between 0.5% and –0.5%	1,285	97.41
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	3	0.23

	1,319	100.00%

92	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 1500 Index Fund

Period Covered: April 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.24%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	5	0.40
Greater than 0.5% and Less than 1.0%	10	0.80
Between 0.5% and –0.5%	1,230	97.84
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	4	0.32
Less than –1.5%	1	0.08

	1,257	100.00%

iShares S&P U.S. Preferred Stock Index Fund

Period Covered: April 1, 2007 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	3	0.60%
Greater than 5.0% and Less than 5.5%	1	0.20
Greater than 4.5% and Less than 5.0%	2	0.40
Greater than 4.0% and Less than 4.5%	3	0.60
Greater than 3.5% and Less than 4.0%	1	0.20
Greater than 3.0% and Less than 3.5%	1	0.20
Greater than 2.5% and Less than 3.0%	11	2.19
Greater than 2.0% and Less than 2.5%	12	2.39
Greater than 1.5% and Less than 2.0%	27	5.37
Greater than 1.0% and Less than 1.5%	40	7.95
Greater than 0.5% and Less than 1.0%	86	17.10
Between 0.5% and –0.5%	283	56.23
Less than –0.5% and Greater than –1.0%	19	3.78
Less than –1.0% and Greater than –1.5%	9	1.79
Less than –1.5% and Greater than –2.0%	3	0.60
Less than –2.0% and Greater than –2.5%	1	0.20
Less than –2.5% and Greater than –3.0%	1	0.20

	503	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	12	0.91
Between 0.5% and –0.5%	1,301	98.63
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

94	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	95

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund
(1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

96	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006);
		Co-Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

TRUSTEE AND OFFICER INFORMATION	97

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

98	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	99

Notes:

100	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	101

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

102	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

www.ishares.com

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-AR-31-0309

iShares® LET’S BUILD A BETTER INVESTMENT WORLD.®

BARCLAYS GLOBAL INVESTORS

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2009

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares S&P Asia 50 Index Fund

iShares S&P Developed ex-U.S. Property Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P/TOPIX 150 Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to delivery documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShare.com.

Management’s Discussion of Fund Performance

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(39.92)%	(40.42)%	(39.74)%	(36.30)%	(36.29)%	(36.07)%	(46.42)%	(46.41)%	(46.15)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector	Percentage of Net Assets
Financial	29.44%

Technology	20.37

Communications	12.80

Basic Materials	8.07

Industrial	7.67

Energy	6.60

Consumer Cyclical	4.51

Utilities	4.28

Diversified	3.51

Consumer Non-Cyclical	2.38

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	9.10%

China Mobile Ltd. (China)	8.10

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7.08

China Life Insurance Co. Ltd. Class H (China)	4.46

Industrial and Commercial Bank of China Ltd. Class H (China)	4.28

China Construction Bank Class H (China)	3.39

POSCO (South Korea)	3.34

PetroChina Co. Ltd. Class H (China)	3.03

CNOOC Ltd. (China)	2.82

Hon Hai Precision Industry Co. Ltd. (Taiwan)	2.60

TOTAL	48.20%

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 IndexTM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the performance of the 50 leading companies from four Asian equity markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12–month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (39.92)%, while the total return for the Index was (39.74)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse.

The Asian markets represented in the Index also declined significantly for the reporting period. The global economic slowdown weighed on many Asian economies that are dependent on exports to the U.S. and other developed nations. In particular, South Korea and Singapore were hit hard by reduced global demand for exported goods, and the stocks from these two countries were the weakest performers in the Index. China – another major exporter – fared the best. Although the Chinese economy grew at its slowest pace in nearly 20 years in the first quarter of 2009, it was still an annualized rate of more than 6%. In addition, the Chinese government expanded the public sector to stimulate domestic investment to offset the decline in exports.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. Taiwan-based electronics manufacturer Hon Hai Precision Industry Co. Ltd. fell the most as consumer spending on technology slowed worldwide. Other notable decliners included South Korean steelmaker POSCO, which declined amid weaker global demand and lower commodity prices, and Chinese wireless services provider China Mobile Ltd., which fell as customer growth slowed. The only stock among the Fund’s top ten holdings to post a single-digit decline was Chinese insurer China Life Insurance Co. Ltd., which benefited from a strong increase in premium income.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND*

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(55.14)%	(55.37)%	(55.33)%	(41.89)%	(41.79)%	(42.26)%	(59.70)%	(59.58)%	(60.13)%

*	Prior to October 1, 2008, the fund and index names were the iShares S&P World ex-U.S. Property Index Fund and the S&P/Citigroup BMI World ex-U.S. Property Index, respectively. The new fund and index names became effective on October 1, 2008, and are the result of changes in naming conventions by the index provider.

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	34.91%

REITs - Diversified	23.21

Real Estate Management/Services	14.15

REITs - Shopping Centers	12.51

REITs - Office Property	9.31

Building - Residential/Commercial	1.73

Hotels and Motels	0.88

REITs - Apartments	0.67

REITs - Warehouse/Industrial	0.52

REITs - Hotels	0.21

REITs - Health Care	0.16

Diversified Operations	0.11

REITs - Storage	0.11

Theaters	0.11

REITs - Regional Malls	0.08

Storage/Warehousing	0.04

Retirement/Aged Care Facilities	0.03

Short-Term and Other Net Assets	1.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Westfield Group (Australia)	6.65%

Mitsubishi Estate Co. Ltd. (Japan)	5.86

Sun Hung Kai Properties Ltd. (Hong Kong)	5.65

Cheung Kong (Holdings) Ltd. (Hong Kong)	5.43

Unibail-Rodamco (France)	4.82

Mitsui Fudosan Co. Ltd. (Japan)	3.97

Hang Lung Properties Ltd. (Hong Kong)	1.97

Land Securities Group PLC (United Kingdom)	1.94

Sumitomo Realty & Development Co. Ltd. (Japan)	1.82

British Land Co. PLC (United Kingdom)	1.82

TOTAL	39.93%

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property IndexTM (the “Index”). The Index is a free float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12–month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (55.14)%, while the total return for the Index was (55.33)%.

The global equity markets fell sharply for the reporting period, as reflected by a 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stock prices fell significantly in response to one of the most severe global economic downturns since World War II. The economic malaise began in the U.S., where a recession took hold in late 2007 and remained in place through the end of the reporting period, and then spread to Europe and Asia in mid-2008. Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. The twin challenges of a global recession and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a sharp drop in equity markets worldwide, particularly over the last six months of the reporting period.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

On a regional basis, the Japanese stock market outperformed other markets along the Pacific Rim, such as Australia and Hong Kong, though a widening trade gap contributed to significant underperformance in the last three months of the reporting period. European stocks posted the largest losses as rising unemployment and economic weakness spread across the Continent. A stronger U.S. dollar, which gained 19% versus the euro during the reporting period, further depressed European equity returns for U.S. investors.

International property-related stocks, as represented by the Index, declined by more than 50% for the reporting period. The global economic slowdown weighed heavily on rental rates and property values in commercial real estate worldwide. In addition, the frozen credit markets and tight lending standards made it difficult for property stocks to raise capital or refinance debt, leading to concerns about strained balance sheets in the property sector.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined by more than 30% for the reporting period. U.K. property companies Land Securities Group PLC and British Land Co. PLC suffered the largest declines. Both stocks slumped as declining property values forced the companies to issue equity in order to raise the capital necessary to shore up their balance sheets. Other notable decliners included Australian retail property owner Westfield Group, the Fund’s largest holding at the end of the period, and Japanese real estate company Mitsubishi Estate Co. Ltd. The best performers among the Fund’s top ten holdings on a relative basis were Hong Kong – based property developer Hang Lung Properties Ltd. and Japanese property owner Sumitomo Realty & Development Co. Ltd.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(49.34)%	(49.30)%	(49.14)%	(2.04)%	(2.18)%	(1.70)%	(2.88)%	(2.87)%	(2.52)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(49.34)%	(49.30)%	(49.14)%	(9.81)%	(10.46)%	(8.22)%	(22.40)%	(22.38)%	(19.88)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.99%

Financial	18.90

Energy	13.00

Communications	12.57

Industrial	8.17

Utilities	7.70

Basic Materials	7.12

Consumer Cyclical	5.08

Technology	1.32

Diversified	0.56

Short-Term and Other Net Assets	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	3.06%

BP PLC (United Kingdom)	2.99

Total SA (France)	2.78

Novartis AG Registered (Switzerland)	2.37

Roche Holding AG Genusschein (Switzerland)	2.28

Telefonica SA (Spain)	2.21

Vodafone Group PLC (United Kingdom)	2.17

GlaxoSmithKline PLC (United Kingdom)	1.91

Royal Dutch Shell PLC Class A (United Kingdom)	1.88

HSBC Holdings PLC (United Kingdom)	1.61

TOTAL	23.26%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 IndexTM (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12–month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (49.34)%, while the total return for the Index was (49.14)%.

European stocks, as represented by the Index, declined by nearly 50% for the reporting period, trailing the 42% decline of the S&P Global 1200 Index, a broad global stock market index. European equity markets fell significantly as a severe economic downturn, which began in the U.S. in late 2007, spread across the Continent. Consistently weak economic data led both the European Central Bank and the Bank of England to cut short-term interest rates significantly during the reporting period. In particular, the Bank of England (“BOE”) lowered rates to 1% in February 2009 – the lowest level in the 315-year history of the U.K. central bank. Near the end of the reporting period, the BOE also announced that it would pursue “quantitative easing,” which involves increasing the money supply by purchasing fixed-income securities, to further stimulate economic activity.

Another factor contributing to the sharp decline in stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies, both in Europe and around the world. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. In Europe, several countries, most notably the U.K. and the Netherlands, provided capital infusions to support troubled financial institutions.

The twin challenges of a sharp economic downturn and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a substantial drop in European equity markets, particularly over the last six months of the reporting period. European stock performance was also negatively affected by a stronger U.S. dollar, which rose by 19% versus the euro during the reporting period. The dollar’s strength further depressed European equity returns for U.S. investors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

Every country in Europe suffered stock market declines of 40% or more for the reporting period. Markets in Ireland, Austria, and Belgium posted the largest declines, with each falling by more than 65%. Three of the largest country weightings in the Index – the U.K., Switzerland, and France (which together made up approximately 60% of the Index as of March 31, 2009) – held up the best.

From a sector perspective, financial stocks suffered the largest declines within the Index, overwhelmed by the global credit crisis and economic downturn. The industrials and materials sectors, which are economically sensitive segments of the market, were also among the weaker performers in the Index. On the other end of the spectrum, the health care sector, which tends to be less affected by the economic environment, posted the smallest decline. Energy and telecommunication services stocks also held up well relative to the overall Index.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined by more than 20% for the reporting period. British bank HSBC Holdings PLC posted the largest decline as the company was forced to cut its dividend and issue new shares to shore up its balance sheet. Other notable decliners included British telecom company Vodafone Group PLC, which faced challenges meeting near-term debt maturities, and British energy producer Royal Dutch Shell PLC, which fell as oil prices slumped. The best performers among the Fund’s top ten holdings on a relative basis were health care stocks – Swiss pharmaceutical company Novartis AG, British drug maker GlaxoSmithKline PLC, and Swiss pharmaceutical firm Roche Holding AG.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(47.97)%	(47.67)%	(49.65)%	17.55%	17.56%	17.15%	18.41%	18.45%	18.31%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(47.97)%	(47.67)%	(49.65)%	124.42%	124.58%	120.67%	251.11%	252.09%	249.19%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Basic Materials	19.63%

Communications	18.09

Financial	18.05

Energy	15.99

Utilities	9.08

Consumer Non-Cyclical	7.75

Industrial	5.28

Consumer Cyclical	4.01

Diversified	1.30

Short-Term and Other Net Assets	0.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Petroleo Brasileiro SA ADR (Brazil)	12.18%

America Movil SAB de CV Series L (Mexico)	10.96

Itau Unibanco Banco Multiplo SA ADR (Brazil)	10.09

Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	9.98

Banco Bradesco SA Preferred SP ADR (Brazil)	5.02

Companhia de Bebidas das Americas Preferred ADR (Brazil)	4.23

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	3.81

Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.54

Companhia Siderurgica Nacional SA SP ADR (Brazil)	3.39

Empresa Nacional de Electricidad SA SP ADR (Chile)	2.71

TOTAL	65.91%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 IndexTM (the “Index”). The Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12–month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (47.97)%, while the total return for the Index was (49.65)%.

Latin American stocks, as represented by the Index, declined by nearly 50% for the reporting period, trailing the 42% decline of the S&P Global 1200 Index, a broad global stock market index. In recent years, Latin American stocks have benefited from robust demand for commodities, particularly minerals and agricultural products. However, the reporting period featured one of the most severe global economic downturns since World War II, which led to a sharp decline in demand for commodities. As a result, commodity prices plunged, further hurting commodity-based Latin American economies. Another factor contributing to the steep drop in Latin American stocks was a liquidity crisis in the credit markets that led to substantial losses and distressed balance sheets for many financial companies worldwide.

Among the countries represented in the Index, Argentina’s stock market suffered the largest losses, declining by more than 60%. Although the Argentinean economy grew by more than 7% in 2008, economic activity slowed markedly in the final quarter of the year and continued to do so in early 2009, when the economy experienced its first monthly decline in industrial output since 2002. In addition, falling commodity prices and a drought hurt the country’s agricultural sector. Brazil’s farming community also felt the impact of the drought and commodity price declines, and the country’s economy contracted by 3.6% in the fourth quarter of 2008 – its largest quarterly decline since 1996. Mexico’s equity market also declined sharply as its biggest trading partner, the U.S., was the first to fall into recession and one of the hardest hit by the credit crisis. Chile’s stock market held up the best of the four. Although the Chilean economy was hurt by a substantial decline in copper prices (the country’s largest export), the government approved a sizable economic stimulus package to counteract the weakness in exports. The stimulus will be financed by the proceeds from the boom in copper exports over the past several years.

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Every sector within the Index declined by more than 20% for the reporting period. The industrials and materials sectors, which are among the most economically sensitive segments of the market, were the weakest performers in the Index. Telecommunication services stocks also fell sharply during the period. On the other end of the spectrum, the utilities and energy sectors posted the smallest declines.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. The most significant decliners included two Brazilian commodity-based companies – mining company Companhia Vale do Rio Doce and steelmaker Companhia Siderurgica Nacional SA. Both companies were affected negatively by the global economic slowdown and slumping commodity prices. Another notable decliner was Mexican wireless telecommunications provider America Movil SAB de CV, which fell as subscriber growth slowed after years of robust expansion. The best performer among the Fund’s top ten holdings was Chilean electric utility Empresa Nacional de Electricidad SA, which benefited from its limited economic sensitivity in a defensive segment of the market.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.07)%	(36.17)%	(36.74)%	(5.88)%	(5.54)%	(5.64)%	(1.18)%	(0.93)%	(0.94)%

Cumulative Total Returns

Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.07)%	(36.17)%	(36.74)%	(26.14)%	(24.79)%	(25.20)%	(8.42)%	(6.70)%	(6.80)%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Cyclical	27.44%

Industrial	20.50

Financial	16.03

Consumer Non-Cyclical	9.99

Basic Materials	7.00

Utilities	6.47

Communications	5.82

Technology	4.93

Energy	0.68

Short-Term and Other Net Assets	1.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Toyota Motor Corp.	6.72%

Mitsubishi UFJ Financial Group Inc.	4.02

Honda Motor Co. Ltd.	2.89

Nintendo Co. Ltd.	2.58

Canon Inc.	2.56

Nippon Telegraph and Telephone Corp.	2.52

Tokyo Electric Power Co. Inc. (The)	2.28

Sumitomo Mitsui Financial Group Inc.	2.20

Takeda Pharmaceutical Co. Ltd.	1.85

Mizuho Financial Group Inc.	1.70

TOTAL	29.32%

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 IndexTM (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (37.07)%, while the total return for the Index was (36.74)%.

The Japanese stock market declined sharply during the reporting period, though it slightly outperformed the 42% decline in the S&P Global 1200 Index, a broad global stock market index. Stocks worldwide fell significantly in response to one of the most severe global economic downturns since World War II, and Japan was no exception. The Japanese economy slid into recession during the reporting period, contracting by 0.6% in 2008. In particular, Japan’s economy contracted at an annualized rate of more than 12% in the fourth quarter of 2008 – the steepest quarterly decline in 35 years. A substantial drop in demand for exports, which have been a significant source of economic growth for Japan in recent years, crimped industrial production, especially in the automobile industry. In addition, domestic demand waned as layoffs and declining wages contributed to sluggish consumer spending. The Japanese government unveiled a sizable economic stimulus package at the end of the reporting period in an effort to create jobs and arrest the decline in the country’s economy.

Another factor contributing to the sharp decline in the Japanese equity market was a global credit crisis that led to substantial losses and distressed balance sheets for many financial companies worldwide. By the fall of 2008, the financial sector had deteriorated to the point that several high-profile financial firms in the U.S. and Europe were in or near bankruptcy, setting in motion increased government intervention on a global scale to prevent a systemic collapse. In Japan, the central bank cut its key lending rate to 0.1%, purchased debt securities to increase the money supply, and provided funds to commercial banks, but the lending environment remained tight.

The twin challenges of a deep economic downturn and a persistent credit crisis weighed on corporate earnings and investor confidence, leading to a steep decline in Japanese stocks, particularly over the last six months of the reporting period. One modest mitigating factor for U.S. investors was a weaker U.S. dollar – the dollar declined by 1.3% versus the Japanese yen during the reporting period, boosting returns slightly for U.S. investors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

Every sector within the Index declined for the reporting period. Financial stocks suffered the largest losses, crippled by the global credit crisis and economic downturn. The industrials and materials sectors, which are economically sensitive segments of the market, were also among the weaker performers in the Index. On the other end of the spectrum, the utilities and energy sectors posted the smallest declines. In Japan, oil and other energy sources must be imported, and a significant decline in energy prices during the reporting period reduced costs for the country’s utilities and energy companies.

Each of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. The three biggest decliners were all financial companies – Mizuho Financial Group Inc., Sumitomo Mitsui Financial Group Inc., and Mitsubishi UFJ Financial Group Inc. Video game maker Nintendo Co. Ltd. and camera and copier maker Canon Inc. declined amid the broad slowdown in consumer spending worldwide. The only stock among the Fund’s top ten holdings to post a single-digit decline was utility company The Tokyo Electric Power Co. Inc., which benefited from its limited economic sensitivity in a defensive segment of the market. Telecommunication services provider Nippon Telegraph and Telephone Corp. also held up relatively well, due largely to strength within its wireless division.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
S&P Asia 50
Actual	$1,000.00	$ 785.30	0.50%	$2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52
S&P Developed ex-U.S. Property
Actual	1,000.00	628.90	0.48	1.95
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Europe 350
Actual	1,000.00	661.80	0.60	2.49
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
S&P Latin America 40
Actual	1,000.00	672.60	0.50	2.09
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52
S&P/TOPIX 150
Actual	1,000.00	740.60	0.50	2.17
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.63%

CHINA – 26.96%
China Communications Construction Co. Ltd. Class H	340,000	$372,903
China Construction Bank Class H	2,567,000	1,457,394
China Life Insurance Co. Ltd. Class Ha	578,000	1,916,723
China Mobile Ltd.	399,500	3,479,516
CNOOC Ltd.	1,224,000	1,212,944
Industrial and Commercial Bank of China Ltd. Class H	3,536,000	1,838,720
PetroChina Co. Ltd. Class H	1,632,000	1,301,388

		11,579,588

HONG KONG – 16.85%
BOC Hong Kong (Holdings) Ltd.[a]	255,000	260,923
Cheung Kong (Holdings) Ltd.	119,000	1,024,935
CLP Holdings Ltd.[a]	144,500	992,855
Esprit Holdings Ltd.	79,900	407,232
Hang Seng Bank Ltd.	54,400	547,861
Hong Kong and China Gas Co. Ltd. (The)	306,000	482,493
Hong Kong Exchanges and Clearing Ltd.	85,000	802,839
Hutchison Whampoa Ltd.	170,000	833,548
Li & Fung Ltd.	204,000	479,071
Sun Hung Kai Properties Ltd.	119,000	1,065,626
Swire Pacific Ltd. Class A	51,000	340,219

		7,237,602

SINGAPORE – 9.18%
DBS Group Holdings Ltd.	127,500	708,706
Keppel Corp. Ltd.	102,000	336,153
Oversea-Chinese Banking Corp.	204,000	649,493
Singapore Airlines Ltd.	36,000	236,811
Singapore Telecommunications Ltd.	561,000	933,647
United Overseas Bank Ltd.[a]	102,000	652,177
Wilmar International Ltd.	204,000	425,391

		3,942,378

Security	Shares	Value
SOUTH KOREA – 23.41%
Hyundai Heavy Industries Co. Ltd.	3,060	$432,481
Hyundai Motor Co. Ltd.	12,750	511,567
KB Financial Group Inc.[b]	27,370	651,973
Korea Electric Power Corp.[b]	19,890	365,950
KT&G Corp.	10,885	598,842
LG Electronics Inc.	7,310	483,018
POSCO	5,440	1,433,494
Samsung C&T Corp.	10,540	302,885
Samsung Electronics Co. Ltd.	9,520	3,909,170
Shinhan Financial Group Co. Ltd.[b]	35,878	638,062
SK Energy Co. Ltd.	4,935	315,740
SK Telecom Co. Ltd. ADR	26,435	408,421

		10,051,603

TAIWAN – 23.23%
ASUSTeK Computer Inc.	323,507	340,087
AU Optronics Corp.	663,499	548,807
Cathay Financial Holding Co. Ltd.	493,750	424,416
China Steel Corp.	731,600	478,931
Chunghwa Telecom Co. Ltd.	369,599	674,634
Formosa Chemicals & Fibre Co.	340,000	401,038
Formosa Plastics Corp.	391,000	589,175
Hon Hai Precision Industry Co. Ltd.	493,900	1,117,072
HTC Corp.	52,300	643,109
MediaTek Inc.	85,500	804,273
Nan Ya Plastic Corp.	493,000	564,060
Taiwan Semiconductor Manufacturing Co. Ltd.	2,006,999	3,041,984
United Microelectronics Corp.	1,071,430	350,698

		9,978,284

TOTAL COMMON STOCKS (Cost: $59,903,877)		42,789,455

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.62%

MONEY MARKET FUNDS – 5.62%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	2,032,729	$2,032,729
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	324,527	324,527
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	55,827	55,827

		2,413,083

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,413,083)		2,413,083

TOTAL INVESTMENTS IN SECURITIES – 105.25% (Cost: $62,316,960)		45,202,538

Other Assets, Less Liabilities – (5.25)%		(2,255,647)

NET ASSETS – 100.00%		$42,946,891

ADR – American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.58%

AUSTRALIA – 13.94%
Abacus Property Group	224,828	$42,958
Aspen Group Ltd.	78,391	22,331
Australand Property Group	187,720	35,868
Babcock & Brown Japan Property Trust	207,116	40,293
Centro Retail Group	373,152	7,260
CFS Retail Property Trust	434,590	492,184
Challenger Diversified Property Group	94,822	24,706
Charter Hall Group	146,328	28,467
Commonwealth Property Office Fund	348,322	219,023
Dexus Property Group	740,688	385,973
FKP Property Group	73,918	51,358
Goodman Group	540,410	122,030
GPT Group	935,116	282,628
ING Industrial Fund	590,986	51,327
ING Office Fund	415,038	122,557
Lend Lease Corp. Ltd.	92,352	416,438
Lend Lease Primelife Ltd.	164,693	12,587
Macquarie CountryWide Trust	421,252	70,245
Macquarie Leisure Trust Group	94,354	74,080
Macquarie Office Trust	1,093,664	129,179
Mirvac Group	297,834	175,895
Mirvac Real Estate Investment Trust	244,634	46,742
Stockland Corp. Ltd.	334,216	717,539
Sunland Group Ltd.	44,850	18,697
Valad Property Group	709,410	16,758
Westfield Group	473,702	3,291,280

		6,898,403

AUSTRIA – 1.36%
Atrium European Real Estate Ltd.[a,b]	43,056	129,766
CA Immo International AG	3,319	10,091
CA Immobilien Anlagen AGa	23,972	115,216
conwert Immobilien Invest SEa	21,034	132,373
Immoeast AGa	84,700	120,328
IMMOFINANZ AGa,b	91,125	105,258
Sparkassen Immobilien AGa	19,838	61,896

		674,928

Security	Shares	Value
BELGIUM – 0.95%
Befimmo SCA	2,804	$223,298
Cofinimmo SA	2,293	244,314

		467,612

CANADA – 2.42%
Artis Real Estate Investment Trust	4,342	21,915
Boardwalk Real Estate Investment Trust	5,850	120,892
Brookfield Properties Corp.	38,974	225,824
Calloway Real Estate Investment Trust	9,074	72,050
Canadian Apartment Properties Real Estate Investment Trust	7,072	70,262
Canadian Real Estate Investment Trust	7,930	125,995
Chartwell Seniors Housing Real Estate Investment Trust	14,716	46,786
Cominar Real Estate Investment Trust	3,900	42,653
Dundee Real Estate Investment Trust	1,430	14,492
Extendicare Real Estate Investment Trust	6,240	21,227
First Capital Realty Inc.	2,730	32,504
H&R Real Estate Investment Trust	18,018	110,272
Melcor Developments Ltd.	2,106	7,298
MI Developments Inc. Class A	10,964	67,275
RioCan Real Estate Investment Trust	21,892	218,372

		1,197,817

CHINA – 0.22%
Hopson Development Holdings Ltd.	104,000	69,110
RREEF China Commercial Trust	130,000	39,587

		108,697

DENMARK – 0.13%
Jeudan A/S	540	42,162
TK Development A/Sa	6,734	20,167

		62,329

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2009

Security	Shares	Value
FINLAND – 0.29%
Citycon OYJ	36,140	$70,055
Sponda OYJ[a]	18,460	50,734
Technopolis OYJ	7,592	23,688

		144,477

FRANCE – 7.64%
ANF SA	1,963	57,312
Fonciere des Regions	4,966	233,108
GAGFAH SA	14,456	71,015
Gecina SA	2,444	93,713
Icade	3,900	276,041
Klepierre	16,900	297,193
Mercialys	3,900	112,881
Orco Property Group[b]	1,838	9,859
ProLogis European Properties	26,910	48,233
Societe de la Tour Eiffel	1,352	31,234
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,184	163,804
Unibail-Rodamco	16,848	2,385,216

		3,779,609

GERMANY – 0.98%
Alstria Office REIT AG	3,536	17,605
Colonia Real Estate AG	3,432	13,442
Deutsche EuroShop AG	7,072	203,752
Deutsche Wohnen AG Bearer[a]	5,486	83,035
DIC Asset AG	4,316	20,457
IVG Immobilien AGb	19,656	118,482
PATRIZIA Immobilien AGa,b	4,524	8,289
TAG Immobilien AG	3,718	8,441
Vivacon AG	3,172	8,844

		482,347

HONG KONG – 24.30%
Champion REIT[b]	468,000	111,716
Cheung Kong (Holdings) Ltd.	312,000	2,687,226
Chinese Estates Holdings Ltd.	156,000	189,213
Far East Consortium International Ltd.	286,000	29,154
Great Eagle Holdings Ltd.[b]	78,000	102,658
Hang Lung Group Ltd.	182,000	554,219
Hang Lung Properties Ltd.	416,000	976,929
Henderson Land Development Co. Ltd.	208,929	795,278

Security	Shares	Value
HKR International Ltd.	228,800	$55,207
Hongkong Land Holdings Ltd.	260,000	592,800
Hopewell Highway Infrastructure Ltd.[b]	13,000	7,330
Hopewell Holdings Ltd.[b]	130,000	341,355
Hysan Development Co. Ltd.	130,000	219,742
K. Wah International Holdings Ltd.	286,000	38,010
Kerry Properties Ltd.	130,000	313,677
Kowloon Development Co. Ltd.[b]	104,000	42,808
Link REIT (The)	442,000	873,734
Neo-China Land Group (Holdings) Ltd.[c]	69,000	18,252
New World China Land Ltd.[b]	260,000	88,568
Regal Real Estate Investment Trust	286,000	37,641
Shui On Land Ltd.[b]	416,000	146,539
Sino Land Co. Ltd.[b]	416,000	416,000
Sinolink Worldwide Holdings Ltd.	416,000	27,912
SRE Group Ltd.	364,000	28,181
Sun Hung Kai Properties Ltd.	312,000	2,793,910
Sunlight Real Estate Investment Trust	312,000	48,712
Tian An China Investments Co. Ltd.	213,200	56,945
Tomson Group Ltd.	151,476	34,791
Wheelock and Co. Ltd.	182,000	306,230
Wheelock Properties Ltd.	260,000	85,884

		12,020,621

ITALY – 0.29%
Beni Stabili SpA	143,104	78,850
Immobiliare Grande Distribuzione SpA	35,004	42,524
Pirelli & C. Real Estate SpA	4,914	20,943
Risanamento SpA[a]	12,955	3,069

		145,386

JAPAN – 26.65%
AEON Mall Co. Ltd.	15,600	198,218
DA Office Investment Corp.	78	109,770
Daibiru Corp.	7,800	62,308
Daito Trust Construction Co. Ltd.	18,200	608,079
Daiwa House Industry Co. Ltd.	104,000	833,937
Frontier Real Estate Investment Corp.	26	127,670
Fukuoka REIT Corp.	26	100,820

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2009

Security	Shares	Value
Global One Real Estate Investment Corp.	26	$166,630
Hankyu REIT Inc.	26	106,611
Heiwa Real Estate Co. Ltd.	39,000	84,105
Japan Excellent Inc.	26	92,660
Japan Logistics Fund Inc.	26	158,732
Japan Office Investment Corp.	26	18,163
Japan Prime Realty Investment Corp.	104	191,427
Japan Real Estate Investment Corp.	78	597,023
Japan Retail Fund Investment Corp.	78	296,932
Kenedix Realty Investment Corp.	52	95,766
Leopalace21 Corp.	28,600	168,525
MID REIT Inc.	26	43,987
Mitsubishi Estate Co. Ltd.	260,000	2,900,881
Mitsui Fudosan Co. Ltd.	182,000	1,966,123
Mori Hills REIT Investment Corp.	26	73,233
MORI TRUST Sogo REIT Inc.	26	185,056
Nippon Accommodations Fund Inc.	26	104,769
Nippon Building Fund Inc.	104	890,797
Nippon Commercial Investment Corp.	52	43,224
Nippon Residential Investment Corp.	52	38,591
Nomura Real Estate Holdings Inc.	10,400	156,363
Nomura Real Estate Office Fund Inc.	52	287,982
NTT Urban Development Corp.	208	165,945
ORIX JREIT Inc.	52	212,696
Premier Investment Corp.	26	80,288
Sankei Building Co. Ltd. (The)	5,200	22,691
Shoei Co. Ltd.	7,800	43,513
Sumitomo Realty & Development Co. Ltd.	82,000	899,119
TOC Co. Ltd.	13,000	46,593
Toho Real Estate Co. Ltd.	5,200	22,796
Tokyo Tatemono Co. Ltd.	52,000	133,198
Tokyo Theatres Co. Inc.[b]	26,000	53,437
Tokyu Land Corp.	78,000	213,223
TOKYU REIT Inc.	52	275,873
Top REIT Inc.	26	94,502
United Urban Investment Corp.	52	210,590

		13,182,846

Security	Shares	Value
NETHERLANDS – 2.43%
Corio NV	9,282	$383,760
Eurocommercial Properties NV	5,772	156,718
Nieuwe Steen Investments NV	7,477	119,127
Plaza Centers NV	13,468	11,197
VastNed Offices/Industrial NV	5,408	58,145
VastNed Retail NV	4,134	166,802
Wereldhave NVa	4,368	305,425

		1,201,174

NEW ZEALAND – 0.34%
Kiwi Income Property Trust	308,314	168,931

		168,931

NORWAY – 0.04%
Norwegian Property ASA	31,252	18,514

		18,514

SINGAPORE – 6.37%
Allgreen Properties Ltd.	212,000	56,479
Ascendas India Trust	104,000	35,916
Ascendas Real Estate Investment Trust	222,935	178,911
Ascott Residence Trust	78,000	21,037
Bukit Sembawang Estates Ltd.	26,000	41,047
Cambridge Industrial Trust	208,000	34,206
CapitaCommercial Trust	182,000	105,355
CapitaLand Ltd.	560,000	858,308
CapitaMall Trust Management Ltd.[b]	512,000	444,573
CapitaRetail China Trust	78,000	37,712
CDL Hospitality Trusts	130,000	44,468
City Developments Ltd.	130,000	436,127
Frasers Centrepoint Trust	78,000	32,325
Frasers Commercial Trust	156,000	14,367
GuocoLand Ltd.[b]	52,000	33,522
Ho Bee Investment Ltd.	52,000	11,117
Hong Fok Corp. Ltd.[a]	78,400	10,830
Keppel Land Ltd.	78,000	74,398
Mapletree Logistics Trust[b]	338,000	83,377
Singapore Land Ltd.	26,000	54,388
Starhill Global REIT	234,000	70,037
Suntec REIT	312,000	129,299
United Industrial Corp. Ltd.	168,000	112,722
UOL Group Ltd.	104,000	127,931

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2009

Security	Shares	Value
Wheelock Properties (Singapore) Ltd.	78,000	$46,178
Wing Tai Holdings Ltd.	119,000	54,795

		3,149,425

SPAIN – 0.28%
Inmobiliaria Colonial SAa	157,052	27,107
Metrovacesa SA	2,600	65,588
Realia Business SA	18,174	46,570

		139,265

SWEDEN – 1.31%
Castellum AB	35,386	198,175
Fabege AB	28,106	98,590
Hufvudstaden AB Class A	19,396	99,475
Kungsleden AB	27,742	106,038
Lennart Wallenstam Byggnads AB Class B	9,724	80,276
Wihlborgs Fastigheter AB	5,824	64,811

		647,365

SWITZERLAND – 1.53%
Allreal Holding AG Registered	1,352	142,685
Mobimo Holding AG Registered[a]	936	119,773
PSP Swiss Property AG Registered[a]	7,722	325,980
Swiss Prime Site AG Registered[a]	3,796	170,262

		758,700

UNITED KINGDOM – 7.11%
A&J Mucklow Group PLC	4,966	15,464
Big Yellow Group PLC	20,072	54,663
British Land Co. PLC	173,680	898,066
Brixton PLC	50,024	12,727
CLS Holdings PLC[a]	5,408	18,216
Daejan Holdings PLC	520	13,990
Derwent London PLC[b]	17,966	171,248
Development Securities PLC	10,764	37,183
Grainger PLC	20,748	30,483
Great Portland Estates PLC	37,440	130,808
Hammerson PLC[b]	140,244	511,593
Helical Bar PLC	21,216	87,429
Land Securities Group PLC	153,468	961,834
Liberty International PLC[b]	56,264	313,915
Local Shopping REIT PLC (The)	29,874	17,128
Primary Health Properties PLC	5,044	16,773

Security	Shares	Value
Quintain Estates and Development PLC	22,204	$2,677
Safestore Holdings PLC	24,726	18,961
SEGRO PLC	33,618	10,962
Shaftesbury PLC	28,626	119,503
St. Modwen Properties PLC	12,974	17,388
UNITE Group PLC	19,240	18,822
Workspace Group PLC	219,648	38,567

		3,518,400

TOTAL COMMON STOCKS (Cost: $114,237,248)		48,766,846

RIGHTS – 0.16%

UNITED KINGDOM – 0.16%
SEGRO PLC[a]	1,141,920	78,565

		78,565

TOTAL RIGHTS (Cost: $717,787)		78,565

SHORT-TERM INVESTMENTS – 3.24%

MONEY MARKET FUNDS – 3.24%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	1,371,927	1,371,927
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	219,029	219,029
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	13,248	13,248

		1,604,204

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,604,204)		1,604,204

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 101.98% (Cost: $116,559,239)	$50,449,615

Other Assets, Less Liabilities – (1.98)%	(977,711)

NET ASSETS – 100.00%	$49,471,904

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.33%

AUSTRIA – 0.37%
Erste Group Bank AGa	57,204	$968,359
OMV AG	44,038	1,473,425
Telekom Austria AG	88,984	1,346,842
voestalpine AG	38,590	504,674

		4,293,300

BELGIUM – 1.38%
AGFA-Gevaert NVb	45,855	77,320
Anheuser-Busch InBev NV	151,636	4,176,531
Belgacom SA	45,000	1,410,017
Colruyt SA	4,994	1,144,961
Delhaize Group	27,728	1,796,914
Dexia SAa	306,904	1,059,439
Fortis	617,850	1,134,502
Groupe Bruxelles Lambert SA	25,200	1,711,713
KBC Group NV	55,388	896,436
Solvay SA	16,650	1,166,102
UCB SA	30,607	901,733
Umicore	30,578	564,521

		16,040,189

DENMARK – 1.11%
A.P. Moller - Maersk A/S Class B	302	1,324,314
Carlsberg A/S Class B	17,252	707,320
Danske Bank A/Sb	147,096	1,237,632
Novo Nordisk A/S Class B	134,838	6,453,649
Novozymes A/S Class B	12,263	885,320
Vestas Wind Systems A/Sb	51,763	2,269,882

		12,878,117

FINLAND – 1.62%
Fortum OYJ	122,367	2,331,397
Kone OYJ Class B	55,842	1,156,606
Metso OYJ	35,065	414,347
Nokia OYJ	1,031,488	12,161,219
Sampo OYJ Class A	88,389	1,304,977
Stora Enso OYJ Class Rb	175,244	621,233
UPM-Kymmene OYJ	146,993	848,957

		18,838,736

FRANCE – 16.67%
Accor SA	53,118	1,848,807
Air France-KLM	50,848	452,323

Security	Shares	Value
Alcatel-Lucent[b]	629,593	$1,185,321
ALSTOM	54,934	2,843,405
AXA	487,142	5,853,345
BNP Paribas	249,246	10,298,352
Bouygues SA	63,106	2,255,515
Cap Gemini SA	40,411	1,299,492
Carrefour SA	143,464	5,600,028
Casino Guichard-Perrachon SA	14,335	932,977
Christian Dior SA	16,348	895,884
Compagnie de Saint-Gobain[a]	104,874	2,940,774
Compagnie Generale des Etablissements Michelin Class B	39,498	1,464,691
Credit Agricole SA	241,982	2,670,475
Dassault Systemes SA	15,352	596,402
Electricite de France[a]	76,272	2,990,901
Essilor International SAa	56,296	2,175,056
European Aeronautic Defence and Space Co.[a]	104,420	1,214,473
France Telecom SA	518,468	11,805,545
GDF Suez	388,170	13,322,400
Groupe Danone	139,378	6,784,013
Hermes International[a]	19,976	2,322,278
Lafarge SAa	34,958	1,572,962
Lagardere SCA	29,964	840,818
L’Air Liquide SA	71,294	5,797,271
L’Oreal SA	69,008	4,746,016
LVMH Moet Hennessy Louis Vuitton SA	69,613	4,370,787
Pernod Ricard SAa	52,230	2,910,789
PPR SA	20,306	1,301,642
PSA Peugeot Citroen SA	45,673	863,514
Publicis Groupe SA	38,636	991,058
Renault SA	54,758	1,125,793
Safran SA	59,928	557,760
Sanofi-Aventis	283,296	15,940,478
Schneider Electric SA	66,738	4,440,149
SES SA	87,200	1,664,851
Societe Generale	158,900	6,223,660
Societe Television Francaise 1[a]	26,332	206,305
Sodexo	30,428	1,386,704
STMicroelectronics NV	172,615	868,137
Suez Environnement SAb	73,094	1,074,794

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2009

Security	Shares	Value
Technip SA	30,418	$1,074,671
Thales SA	26,332	997,787
Thomson[b]	66,823	60,951
Total SA	648,766	32,236,646
Unibail-Rodamco	22,882	3,239,465
Valeo SAa	24,309	355,187
Vallourec SA	15,294	1,417,551
Veolia Environnement	98,064	2,046,737
Vinci SA	135,746	5,038,329
Vivendi	322,806	8,539,646

		193,642,915
GERMANY – 11.98%
Adidas AG	53,118	1,767,351
Allianz SE Registered	123,942	10,409,926
BASF SE	252,424	7,637,917
Bayer AG	209,294	10,003,667
Bayerische Motoren Werke AG	89,438	2,587,494
Beiersdorf AG	28,148	1,262,803
Commerzbank AGa	176,606	942,609
Daimler AG Registered	264,228	6,693,560
Deutsche Bank AG Registered	157,084	6,319,381
Deutsche Boerse AG	53,730	3,237,288
Deutsche Lufthansa AG Registered	73,094	792,873
Deutsche Post AG Registered	231,835	2,496,317
Deutsche Telekom AG Registered	811,752	10,077,085
E.ON AG	549,794	15,263,495
Fresenius Medical Care AG & Co. KGaA	49,820	1,935,432
Hochtief AG	12,712	481,184
Infineon Technologies AGb	207,146	239,274
K+S AG	37,228	1,726,507
Linde AG	38,590	2,622,256
MAN AG	26,144	1,138,534
Merck KGaA[b]	18,239	1,611,812
METRO AG	29,605	976,768
Muenchener Rueckversicherungs-Gesellschaft AG Registered	56,296	6,861,517
Puma AG	1,826	277,034
QIAGEN NVb	50,848	812,831
RWE AG	120,764	8,467,469
Salzgitter AG	10,198	569,758

Security	Shares	Value
SAP AG	237,442	$8,410,917
Siemens AG Registered	251,062	14,336,739
ThyssenKrupp AG	97,610	1,706,790
TUI AG	48,152	257,004
Volkswagen AG	23,608	7,249,946

		139,173,538

GREECE – 0.44%
Hellenic Telecommunications Organization SA SP ADR	274,418	2,091,065
National Bank of Greece SA ADR	994,019	3,061,579

		5,152,644

IRELAND – 0.46%
Anglo Irish Bank Corp. Ltd.[c]	211,770	28
CRH PLC	160,794	3,462,319
Elan Corp. PLC[b]	135,612	950,675
Kerry Group PLC Class A	43,130	873,271

		5,286,293

ITALY – 4.84%
Alleanza Assicurazioni SpA	109,167	615,275
Assicurazioni Generali SpA	331,486	5,677,470
Atlantia SpA	65,398	988,113
Banca Monte dei Paschi di Siena SpA	979,801	1,355,519
Banca Popolare di Milano Scrl	119,402	594,488
Banco Popolare SpA	183,258	841,858
Enel SpA	1,162,698	5,576,667
Eni SpA	679,638	13,192,436
Fiat SpA	193,104	1,351,145
Finmeccanica SpA	112,366	1,397,895
Intesa Sanpaolo SpA	2,518,019	6,928,728
Luxottica Group SpA	41,522	644,455
Mediaset SpA	213,612	952,229
Mediobanca SpA	126,984	1,077,333
Mediolanum SpA[a]	65,533	226,221
Pirelli & C. SpA	566,626	132,256
Saipem SpA	66,738	1,187,348
Snam Rete Gas SpA	228,586	1,226,114
Telecom Italia SpA	2,745,006	3,538,853
Terna SpA	244,706	761,881
UniCredito SpA	3,633,362	5,991,426
Unione di Banche Italiane ScpA	179,185	1,973,413

		56,231,123

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2009

Security	Shares	Value
NETHERLANDS – 3.92%
Aegon NV	323,248	$1,254,912
Akzo Nobel NV	72,186	2,730,999
ArcelorMittal	225,638	4,576,078
ASML Holding NV	116,224	2,060,047
Heineken NV	67,546	1,919,170
ING Groep NV	561,598	3,094,380
Koninklijke Ahold NV	329,367	3,607,730
Koninklijke DSM NV	49,723	1,308,131
Koninklijke KPN NV	466,712	6,233,714
Koninklijke Philips Electronics NV	264,682	3,893,715
Randstad Holding NV	29,119	494,091
Reed Elsevier NV	183,718	1,966,990
TNT NV	106,594	1,822,840
Unilever NV	471,252	9,291,367
Wolters Kluwer NV	78,996	1,280,621

		45,534,785

NORWAY – 0.99%
DnB NOR ASA	204,300	915,282
Norsk Hydro ASA	184,109	692,580
Orkla ASA	217,735	1,489,812
Renewable Energy Corp. ASA[a,b]	36,449	314,713
StatoilHydro ASA	329,604	5,804,108
Telenor ASA	202,809	1,156,403
Yara International ASA	50,394	1,098,994

		11,471,892

PORTUGAL – 0.55%
Banco Comercial Portugues SA Registered[b]	1,075,526	882,489
Banco Espirito Santo SA Registered[a]	87,638	340,926
BRISA - Auto-estradas de Portugal SA	83,960	579,663
CIMPOR - Cimentos de Portugal SGPS SAa	91,254	453,858
Energias de Portugal SA	641,505	2,225,561
Portugal Telecom SGPS SA Registered[a]	241,528	1,869,545

		6,352,042

SPAIN – 7.13%
Abertis Infraestructuras SA	82,174	1,284,135
Acciona SA	7,790	801,049

Security	Shares	Value
Acerinox SA	35,866	$416,669
Actividades de Construcciones y Servicios SA	58,112	2,410,332
Banco Bilbao Vizcaya Argentaria SA	1,019,684	8,271,928
Banco de Sabadell SAa	301,910	1,515,198
Banco Popular Espanol SAa	344,133	2,179,439
Banco Santander SA	2,232,772	15,385,503
Bankinter SAa	72,186	763,856
Gamesa Corporacion Tecnologica SA	39,044	500,762
Gas Natural SDG SAa	72,640	992,410
Grupo Ferrovial SA	17,998	383,769
Iberdrola Renovables SAb	250,608	1,038,125
Iberdrola SA	1,377,890	9,659,362
Industria de Diseno Textil SA	59,020	2,299,891
Red Electrica Corporacion SA	29,267	1,142,419
Repsol YPF SA	248,450	4,298,168
Sacyr Vallehermoso SAa	35,042	269,847
Telefonica SA	1,288,906	25,703,433
Union Fenosa SA	147,096	3,515,388

		82,831,683

SWEDEN – 3.21%
Alfa Laval AB	87,168	656,346
Assa Abloy AB Class B	85,352	794,952
Atlas Copco AB Class A	181,737	1,357,427
Boliden AB	69,473	356,302
Electrolux AB Class Ba	83,431	650,914
Hennes & Mauritz AB Class B	134,384	5,022,759
Holmen AB Class B	14,528	240,309
Investor AB Class B	132,907	1,675,947
Nordea Bank AB	596,291	2,957,184
Sandvik AB	289,801	1,651,038
Scania AB Class B	88,984	721,146
Securitas AB Class B	82,634	599,717
Skandinaviska Enskilda Banken ABa,b	256,432	787,848
Skandinaviska Enskilda Banken AB Class A	162,450	508,927
Skanska AB Class B	93,820	805,731
SKF AB Class B	110,331	950,865

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2009

Security	Shares	Value
SSAB Svenskt Stal AB Class Ab	55,846	$472,853
Svenska Cellulosa AB Class B	170,777	1,291,058
Svenska Handelsbanken AB Class A	132,371	1,865,327
Swedbank AB Class Aa	104,874	348,849
Swedish Match AB	71,278	1,025,980
Tele2 AB Class B	72,640	610,656
Telefonaktiebolaget LM Ericsson AB Class B	816,746	6,668,484
TeliaSonera AB	598,235	2,865,519
Volvo AB Class A	148,008	784,144
Volvo AB Class B	310,392	1,640,696

		37,310,978

SWITZERLAND – 12.56%
ABB Ltd. Registered[b]	639,686	8,939,458
Actelion Ltd. Registered[b]	28,602	1,306,780
Adecco SA Registered	39,177	1,225,907
Baloise Holding Registered	14,548	932,080
Clariant AG Registered[b]	65,245	253,050
Compagnie Financiere Richemont SA Class A Bearer Units	91,708	1,434,034
Credit Suisse Group AG Registered	278,756	8,497,149
Givaudan SA Registered	1,823	945,930
Holcim Ltd. Registered	58,143	2,075,056
Julius Baer Holding AG Registered	57,658	1,419,836
Lonza Group AG Registered	12,712	1,257,728
Nestle SA Registered	1,049,194	35,506,781
Nobel Biocare Holding AG Registered	32,015	546,793
Novartis AG Registered	725,946	27,504,291
Roche Holding AG Bearer	13,620	1,945,286
Roche Holding AG Genusschein	192,950	26,506,126
SGS SA Registered	1,362	1,431,415
Swatch Group AG (The) Bearer	8,337	1,008,168
Swiss Life Holding AG Registered[b]	8,172	564,540
Swiss Reinsurance Co. Registered	97,156	1,592,707
Swisscom AG Registered	5,902	1,659,702
Syngenta AG Registered	26,786	5,404,079

Security	Shares	Value
UBS AG Registered[b]	811,298	$7,634,571
Zurich Financial Services AG Registered	39,498	6,256,180

		145,847,647

UNITED KINGDOM – 31.10%
Aegis Group PLC	187,601	222,513
Anglo American PLC	359,114	6,104,770
ARM Holdings PLC	361,972	531,803
Associated British Foods PLC	95,987	881,219
AstraZeneca PLC	396,796	13,940,002
Aviva PLC	720,401	2,232,969
BAE Systems PLC	961,572	4,610,311
Barclays PLC[d]	2,305,866	4,891,567
BBA Aviation PLC	93,524	110,593
BG Group PLC	917,534	13,874,805
BHP Billiton PLC	606,544	12,041,049
BP PLC	5,131,562	34,680,355
British Airways PLC	187,956	379,325
British American Tobacco PLC	547,070	12,648,223
British Land Co. PLC	215,219	1,112,857
British Sky Broadcasting Group PLC	293,738	1,825,162
BT Group PLC	2,041,184	2,287,922
Bunzl PLC	84,314	660,453
Cable & Wireless PLC	688,450	1,376,572
Cadbury PLC	375,493	2,836,382
Capita Group PLC	163,029	1,585,503
Carnival PLC	44,038	1,000,482
Centrica PLC	1,410,124	4,603,286
Cobham PLC	316,338	778,981
Compass Group PLC	527,209	2,410,603
Cookson Group PLC	908,276	211,555
Daily Mail & General Trust PLC Class A NVS	57,204	191,864
Diageo PLC	681,908	7,687,352
Drax Group PLC	96,251	712,571
DSG International PLC	368,648	109,643
Electrocomponents PLC	151,646	272,246
Enterprise Inns PLC	175,951	170,865
Experian PLC	283,379	1,773,997
FirstGroup PLC	134,186	514,497
Friends Provident PLC	564,776	560,999

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2009

Security	Shares	Value
G4S PLC	349,580	$971,576
GKN PLC	194,312	190,088
GlaxoSmithKline PLC	1,422,836	22,178,714
Hammerson PLC[a]	189,772	692,265
Hays PLC	331,421	345,593
Home Retail Group PLC	246,976	795,622
HSBC Holdings PLC	3,302,921	18,700,255
IMI PLC	81,720	317,724
Imperial Tobacco Group PLC	279,664	6,281,420
InterContinental Hotels Group PLC	95,052	723,449
International Power PLC	416,134	1,255,560
Invensys PLC[b]	235,524	561,409
ITV PLC	928,430	252,845
J Sainsbury PLC	351,396	1,576,498
Johnson Matthey PLC	60,698	916,126
Kesa Electricals PLC	113,500	153,331
Kingfisher PLC	643,318	1,380,383
Ladbrokes PLC	192,496	505,613
Land Securities Group PLC	197,650	1,238,736
Legal & General Group PLC	1,581,736	974,888
Lloyds Banking Group PLC	2,468,852	2,501,881
Logica PLC	423,466	386,947
London Stock Exchange Group PLC	57,204	463,672
Lonmin PLC	33,142	675,983
Man Group PLC	462,626	1,448,884
Marks & Spencer Group PLC	434,932	1,845,293
Misys PLC	131,209	236,966
Mitchells & Butlers PLC	72,186	249,875
National Grid PLC	671,920	5,157,382
Next PLC	53,572	1,016,666
Old Mutual PLC	1,378,798	1,025,700
Pearson PLC	222,778	2,240,022
Persimmon PLC	93,524	463,152
Provident Financial PLC	37,531	449,996
Prudential PLC	681,072	3,289,843
Reckitt Benckiser PLC	164,622	6,179,817
Reed Elsevier PLC	299,643	2,151,761
Rentokil Initial PLC	487,450	310,915
Rexam PLC	176,800	684,224
Rio Tinto PLC	240,008	8,084,363

Security	Shares	Value
Rolls-Royce Group PLC[b]	512,448	$2,159,481
Royal Bank of Scotland Group PLC[b]	4,703,440	1,651,711
Royal Dutch Shell PLC Class A	971,106	21,867,295
Royal Dutch Shell PLC Class B	737,750	16,189,620
RSA Insurance Group PLC	914,810	1,705,927
SABMiller PLC	234,939	3,492,096
Sage Group PLC	334,208	810,531
Schroders PLC	30,872	350,020
Scottish & Southern Energy PLC	247,884	3,940,327
SEGRO PLC	128,482	41,896
Severn Trent PLC	63,580	902,211
Shire PLC	153,309	1,896,403
Smith & Nephew PLC	238,350	1,475,880
Smiths Group PLC	102,371	981,647
Standard Chartered PLC	418,743	5,200,779
Standard Life PLC	605,649	1,441,926
Tate & Lyle PLC	136,435	509,431
Tesco PLC	2,159,678	10,320,645
Thomson Reuters PLC	51,314	1,147,394
3i Group PLC	102,912	399,749
Tomkins PLC	227,947	396,157
Tullow Oil PLC	222,006	2,555,245
Unilever PLC	350,034	6,612,686
United Business Media Ltd.	69,462	423,891
United Utilities Group PLC	184,506	1,278,672
Vodafone Group PLC	14,353,210	25,253,571
WH Smith PLC	41,615	212,201
Whitbread PLC	56,577	639,026
William Hill PLC	122,580	299,129
Wm Morrison Supermarkets PLC	586,568	2,148,135
Wolseley PLC[b]	242,370	801,628
WPP PLC	335,506	1,888,725
Xstrata PLC	525,278	3,514,194

		361,216,962

TOTAL COMMON STOCKS
(Cost: $1,825,776,286)		1,142,102,844

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2009

Security	Shares	Value
PREFERRED STOCKS – 0.21%

GERMANY – 0.21%
Henkel AG & Co. KGaA	48,332	$1,314,210
Porsche Automobil Holding SE	24,516	1,151,615

		2,465,825

TOTAL PREFERRED STOCKS
(Cost: $4,173,592)		2,465,825

RIGHTS – 0.87%

BELGIUM – 0.00%
Fortis[a,b,c]	551,104	73

		73

IRELAND – 0.07%
CRH PLC[b]	36,822	801,773

		801,773

PORTUGAL – 0.01%
Banco Espirito Santo SAb	82,620	131,633

		131,633

SPAIN – 0.07%
Gas Natural SDG SAb,c	62,720	856,883

		856,883

SWEDEN – 0.05%
Nordea Bank ABb	5,243,238	596,161

		596,161

UNITED KINGDOM – 0.67%
HSBC Holdings PLC[b,c]	1,339,320	7,582,872
Royal Bank of Scotland Group PLC[b,c]	1,762,680	253
SEGRO PLC[b]	1,507,824	103,739
William Hill PLC[b]	121,500	111,457

		7,798,321

TOTAL RIGHTS
(Cost: $8,807,414)		10,184,844

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.63%

MONEY MARKET FUNDS – 1.63%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	15,783,984	$15,783,984
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	2,519,930	2,519,930
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	594,236	594,236

		18,898,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,898,150)		18,898,150

TOTAL INVESTMENTS IN SECURITIES – 101.04%
(Cost: $1,857,655,442)		1,173,651,663

Other Assets, Less Liabilities – (1.04)%		(12,118,121)

NET ASSETS – 100.00%		$1,161,533,542

ADR – American Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 67.35%

ARGENTINA – 2.23%
Petrobras Energia Participaciones SA SP ADR	455,913	$2,594,145
Tenaris SA ADR	1,138,082	22,955,114

		25,549,259

BRAZIL – 27.60%
Centrais Eletricas Brasileiras SA SP ADR	1,019,226	11,038,217
Companhia Siderurgica Nacional SA SP ADR[a]	2,604,450	38,650,038
Empresa Brasileira de Aeronautica SA ADR	837,362	11,111,794
Itau Unibanco Banco Multiplo SA ADR	10,590,661	115,226,387
Petroleo Brasileiro SA ADR	4,565,398	139,107,670

		315,134,106

CHILE – 9.90%
Banco de Chile ADR[a]	265,099	9,445,477
Banco Santander Chile SA ADR	628,111	21,575,613
Empresa Nacional de Electricidad SA SP ADR	825,011	30,937,912
Enersis SA SP ADR	1,428,599	21,571,845
LAN Airlines SA SP ADR	643,505	5,379,702
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	907,709	24,108,751

		113,019,300

MEXICO – 26.99%
Alfa SAB de CV Series A	1,969,000	3,064,564
America Movil SAB de CV Series L	91,469,000	125,110,758
Cemex SAB de CV Series CPO[b]	41,581,748	26,300,021
Fomento Economico Mexicano SAB de CV BD Units	11,688,700	29,721,108
Grupo Carso SA de CV Series A1	4,833,000	11,726,956
Grupo Modelo SAB de CV Series C	3,490,500	10,531,148
Grupo Televisa SA Series CPO	9,164,800	25,181,593
Kimberly-Clark de Mexico SAB de CV Series A	3,615,800	11,760,388

Security	Shares	Value
Telefonos de Mexico SAB de CV Series L	32,041,000	$24,332,348
Wal-Mart de Mexico SAB de CV Series Va	17,237,700	40,420,530

		308,149,414

PERU – 0.63%
Compania de Minas Buenaventura SA ADR	300,541	7,206,973

		7,206,973

TOTAL COMMON STOCKS
(Cost: $1,433,496,016)		769,059,052

PREFERRED STOCKS – 31.83%

BRAZIL – 31.83%
Aracruz Celulose SA SP ADR[a]	293,023	1,933,952
Banco Bradesco SA SP ADR	5,784,564	57,267,184
Brasil Telecom Participacoes SA ADR	247,915	8,954,690
Centrais Eletricas Brasileiras SA ADR	1,039,811	11,094,783
Companhia de Bebidas das Americas ADR	1,012,066	48,326,151
Companhia Energetica de Minas Gerais SP ADR[a]	1,554,078	22,969,273
Companhia Paranaense de Energia SP ADR[a]	577,275	6,020,978
Companhia Vale do Rio Doce SP ADR[a]	10,104,371	113,977,305
Gerdau SA SP ADR[a]	4,833,358	26,438,468
Petroleo Brasileiro SA SP ADR	1,775,338	43,495,781
Tele Norte Leste Participacoes SA ADR	1,655,034	22,905,671

		363,384,236

TOTAL PREFERRED STOCKS
(Cost: $731,254,062)		363,384,236

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.47%

MONEY MARKET FUNDS – 7.47%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	71,804,662	$71,804,662
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	11,463,693	11,463,693
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	2,019,780	2,019,780

		85,288,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,288,135)		85,288,135

TOTAL INVESTMENTS IN SECURITIES – 106.65%
(Cost: $2,250,038,213)		1,217,731,423

Other Assets, Less Liabilities – (6.65)%		(75,940,032)

NET ASSETS – 100.00%		$1,141,791,391

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.86%

ADVERTISING – 0.24%
Dentsu Inc.	12,800	$193,873

		193,873

AGRICULTURE – 0.98%
Japan Tobacco Inc.	296	784,878

		784,878

AIRLINES – 0.93%
All Nippon Airways Co. Ltd.[a,b]	112,000	437,704
Japan Airlines Corp.[a,b]	152,000	307,786

		745,490

AUTO MANUFACTURERS – 10.68%
Honda Motor Co. Ltd.	99,200	2,325,078
Nissan Motor Co. Ltd.	133,600	473,423
Suzuki Motor Corp.	23,200	382,634
Toyota Motor Corp.	171,200	5,407,958

		8,589,093

AUTO PARTS & EQUIPMENT – 1.78%
Bridgestone Corp.	39,200	559,206
Denso Corp.	29,600	584,987
NOK Corp.	6,400	54,235
Toyota Industries Corp.	11,200	237,562

		1,435,990

BANKS – 8.53%
Mitsubishi UFJ Financial Group Inc.	670,400	3,230,843
Mizuho Financial Group Inc.	720,000	1,370,457
Shinsei Bank Ltd.[a]	96,000	96,224
Sumitomo Mitsui Financial Group Inc.	51,200	1,767,662
Sumitomo Trust and Banking Co. Ltd. (The)	104,000	392,751

		6,857,937

BEVERAGES – 1.10%
Asahi Breweries Ltd.	24,800	295,280
Kirin Holdings Co. Ltd.	56,000	590,787

		886,067

BUILDING MATERIALS – 1.41%
Asahi Glass Co. Ltd.	64,000	336,296
Daikin Industries Ltd.	16,800	455,847
JS Group Corp.	15,200	170,205
Panasonic Electric Works Co. Ltd.	24,000	173,980

		1,136,328

Security	Shares	Value

CHEMICALS – 2.99%
Asahi Kasei Corp.	80,000	$287,537
JSR Corp.	12,800	148,385
Mitsubishi Chemical Holdings Corp.	72,000	244,933
Mitsui Chemicals Inc.	40,000	96,791
Nitto Denko Corp.	10,400	211,117
Shin-Etsu Chemical Co. Ltd.	23,200	1,120,421
Sumitomo Chemical Co. Ltd.	88,000	296,689

		2,405,873

COMMERCIAL SERVICES – 0.72%
Dai Nippon Printing Co. Ltd.	40,000	364,078
Toppan Printing Co. Ltd.	32,000	216,746

		580,824

COMPUTERS – 0.92%
Fujitsu Ltd.	120,000	443,454
TDK Corp.	8,000	295,636

		739,090

COSMETICS & PERSONAL CARE – 1.39%
Kao Corp.	32,000	621,727
Shiseido Co. Ltd.	24,000	348,689
Uni-Charm Corp.	2,400	145,793

		1,116,209

DISTRIBUTION & WHOLESALE – 4.42%
ITOCHU Corp.	88,000	425,878
Marubeni Corp.	96,000	296,446
Mitsubishi Corp.	89,600	1,165,698
Mitsui & Co. Ltd.	104,000	1,038,210
Sumitomo Corp.	73,600	628,175

		3,554,407

DIVERSIFIED FINANCIAL SERVICES – 1.97%
Credit Saison Co. Ltd.	10,400	100,557
Daiwa Securities Group Inc.	80,000	346,664
Nomura Holdings Inc.	167,200	837,947
ORIX Corp.[a]	5,920	190,001
Promise Co. Ltd.	5,200	81,183
Takefuji Corp.	6,240	29,125

		1,585,477

ELECTRIC – 5.38%
Chubu Electric Power Co. Inc.	40,800	896,386
Kansai Electric Power Co. Inc. (The)	47,200	1,022,659

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2009

Security	Shares	Value
Kyushu Electric Power Co. Inc.	25,600	$572,805
Tokyo Electric Power Co. Inc. (The)	73,600	1,833,107

		4,324,957

ELECTRICAL COMPONENTS & EQUIPMENT – 3.36%
Fujikura Ltd.	24,000	65,850
Furukawa Electric Co. Ltd. (The)	40,000	112,585
Hitachi Ltd.	200,000	538,625
Mitsubishi Electric Corp.	120,000	535,790
SANYO Electric Co. Ltd.[a]	104,000	153,731
Sharp Corp.	56,000	439,972
Sumitomo Electric Industries Ltd.	46,400	385,688
Toshiba Corp.	184,000	473,180

		2,705,421

ELECTRONICS – 5.45%
Advantest Corp.	11,200	165,670
Fanuc Ltd.	12,000	805,508
Hirose Electric Co. Ltd.	2,400	229,867
Hoya Pentax HD Corp.	26,400	515,865
Keyence Corp.	2,451	459,082
Kyocera Corp.	10,400	682,312
Murata Manufacturing Co. Ltd.	12,000	459,249
NEC Corp.[a]	120,000	320,745
NGK Insulators Ltd.	16,000	243,799
Secom Co. Ltd.	13,600	499,828

		4,381,925

ENGINEERING & CONSTRUCTION – 0.79%
Kajima Corp.	56,000	137,208
Obayashi Corp.	40,000	193,581
Shimizu Corp.	40,000	165,637
Taisei Corp.	72,000	137,046

		633,472

ENTERTAINMENT – 0.25%
Oriental Land Co. Ltd.	3,200	203,463

		203,463

FOOD – 0.82%
Ajinomoto Co. Inc.	40,000	281,462
Nippon Meat Packers Inc.	8,000	83,021
Nissin Foods Holdings Co. Ltd.	5,600	164,422
Yakult Honsha Co. Ltd.	7,200	127,861

		656,766

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.47%
Nippon Paper Group Inc.	6,400	$154,865
Oji Paper Co. Ltd.	56,000	226,790

		381,655

GAS – 1.09%
Osaka Gas Co. Ltd.	120,000	374,203
Tokyo Gas Co. Ltd.	144,000	502,987

		877,190

HAND & MACHINE TOOLS – 0.38%
SMC Corp.	3,200	306,166

		306,166

HEALTH CARE - PRODUCTS – 0.44%
Terumo Corp.	9,600	352,820

		352,820

HOME BUILDERS – 0.62%
Daiwa House Industry Co. Ltd.	32,000	256,596
Sekisui House Ltd.	32,000	241,045

		497,641

HOME FURNISHINGS – 3.26%
Panasonic Corp.	120,000	1,298,775
Pioneer Corp.[a,b]	10,400	13,583
Sony Corp.	64,800	1,310,827

		2,623,185

HOUSEWARES – 0.10%
TOTO Ltd.[b]	16,000	79,700

		79,700

INSURANCE – 3.34%
Mitsui Sumitomo Insurance Group Holdings Inc.	27,200	626,506
Nipponkoa Insurance Co. Ltd.	40,000	229,219
Sompo Japan Insurance Inc.	56,000	286,322
T&D Holdings Inc.	14,400	343,343
Tokio Marine Holdings Inc.	49,600	1,202,713

		2,688,103

INTERNET – 1.06%
SoftBank Corp.	47,200	600,215
Yahoo! Japan Corp.	976	255,636

		855,851

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2009

Security	Shares	Value
IRON & STEEL – 2.84%
JFE Holdings Inc.	32,825	$712,864
Kobe Steel Ltd.	160,000	204,111
Nippon Steel Corp.	352,000	937,289
Sumitomo Metal Industries Ltd.	216,000	430,819

		2,285,083

MACHINERY - CONSTRUCTION & MINING – 0.78%
Komatsu Ltd.	57,600	623,995

		623,995

MACHINERY - DIVERSIFIED – 0.43%
Kubota Corp.	64,000	346,664

		346,664

MANUFACTURING – 2.51%
FUJIFILM Holdings Corp.	29,600	636,833
Kawasaki Heavy Industries Ltd.	96,000	190,503
Konica Minolta Holdings Inc.	32,000	271,499
Mitsubishi Heavy Industries Ltd.	216,000	651,696
Nikon Corp.	24,000	268,746

		2,019,277

MEDIA – 0.12%
Nippon Television Network Corp.	1,040	97,082

		97,082

METAL FABRICATE & HARDWARE – 0.15%
NSK Ltd.	32,000	122,142

		122,142

MINING – 0.70%
Mitsubishi Materials Corp.	72,000	193,176
Mitsui Mining & Smelting Co. Ltd.[a]	40,000	65,607
Sumitomo Metal Mining Co. Ltd.	32,000	304,870

		563,653

OFFICE & BUSINESS EQUIPMENT – 3.14%
Canon Inc.	72,050	2,057,112
Ricoh Co. Ltd.	40,000	470,993

		2,528,105

OIL & GAS – 0.68%
Nippon Oil Corp.	80,000	394,452
TonenGeneral Sekiyu K.K.	16,000	155,999

		550,451

Security	Shares	Value
PACKAGING & CONTAINERS – 0.17%
Toyo Seikan Kaisha Ltd.	9,600	$139,378

		139,378

PHARMACEUTICALS – 4.54%
Astellas Pharma Inc.	28,828	881,447
Daiichi Sankyo Co. Ltd.	40,003	667,459
Eisai Co. Ltd.	16,000	466,538
Taisho Pharmaceutical Co. Ltd.	8,000	148,061
Takeda Pharmaceutical Co. Ltd.	43,200	1,487,091

		3,650,596

REAL ESTATE – 2.19%
Mitsubishi Estate Co. Ltd.	72,000	803,321
Mitsui Fudosan Co. Ltd.	56,000	604,961
Sumitomo Realty & Development Co. Ltd.	32,000	350,876

		1,759,158

RETAIL – 2.06%
AEON Co. Ltd.	44,000	286,889
Marui Group Co. Ltd.	15,200	80,486
Seven & I Holdings Co. Ltd.	48,800	1,067,207
Yamada Denki Co. Ltd.	5,680	221,978

		1,656,560

SEMICONDUCTORS – 0.87%
Rohm Co. Ltd.	6,400	316,857
Tokyo Electron Ltd.	10,400	383,274

		700,131

TELECOMMUNICATIONS – 4.40%
Nippon Telegraph and Telephone Corp.	53,600	2,024,177
NTT Data Corp.	80	216,422
NTT DoCoMo Inc.	960	1,299,504

		3,540,103

TEXTILES – 0.76%
Kuraray Co. Ltd.	20,000	169,080
Teijin Ltd.	56,000	120,765
Toray Industries Inc.	80,000	319,935

		609,780

TOYS, GAMES & HOBBIES – 2.58%
Nintendo Co. Ltd.	7,200	2,073,909

		2,073,909

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2009

Security	Shares	Value
TRANSPORTATION – 5.07%
Central Japan Railway Co.	104	$583,335
East Japan Railway Co.	22,400	1,163,430
Kintetsu Corp.	96,000	398,502
Mitsui O.S.K. Lines Ltd.	72,000	350,633
Nippon Express Co. Ltd.	56,000	174,628
Nippon Yusen Kabushiki Kaisha	72,000	274,820
Odakyu Electric Railway Co. Ltd.	40,000	309,406
Tokyu Corp.	64,000	266,964
West Japan Railway Co.	104	328,521
Yamato Holdings Co. Ltd.	24,000	225,250

		4,075,489

TOTAL COMMON STOCKS (Cost: $143,201,856)		79,521,407

SHORT-TERM INVESTMENTS – 1.01%

MONEY MARKET FUNDS – 1.01%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	700,745	700,745
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	111,875	111,875
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	623	623

		813,243

TOTAL SHORT-TERM INVESTMENTS (Cost: $813,243)		813,243

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $144,015,099)		80,334,650

Other Assets, Less Liabilities – 0.13%		102,208

NET ASSETS – 100.00%		$80,436,858

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2009

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund		Latin America 40 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$59,903,877	$114,955,035	$1,826,037,314		$2,164,750,078
Affiliated issuers (Note 2)	2,413,083	1,604,204	31,618,128		85,288,135

Total cost of investments	$62,316,960	$116,559,239	$1,857,655,442		$2,250,038,213

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$42,789,455	$48,845,411	$1,149,861,946		$1,132,443,288
Affiliated issuers (Note 2)	2,413,083	1,604,204	23,789,717		85,288,135

Total fair value of investments	45,202,538	50,449,615	1,173,651,663		1,217,731,423
Foreign currencies, at value[b]	23,319	277,450	8,411,029		538,508
Receivables:
Investment securities sold	–	–	1,161,469		97,232,372
Due from custodian (Note 4)	–	–	391,213		–
Dividends and interest	95,399	355,100	4,041,968		8,630,162
Capital shares sold	–	–	267,313		–

Total Assets	45,321,256	51,082,165	1,187,924,655		1,324,132,465

LIABILITIES
Payables:
Investment securities purchased	–	–	7,584,681		97,914,132
Collateral for securities on loan (Note 5)	2,357,256	1,590,956	18,303,914		83,268,355
Capital shares redeemed	–	–	–		682,282
Investment advisory fees (Note 2)	17,109	19,305	502,518		476,305

Total Liabilities	2,374,365	1,610,261	26,391,113		182,341,074

NET ASSETS	$42,946,891	$49,471,904	$1,161,533,542		$1,141,791,391

Net assets consist of:
Paid-in capital	$66,209,003	$123,703,410	$1,957,471,810		$2,395,912,484
Undistributed (distributions in excess of) net investment income	79,645	(69,730)	6,278,695		4,049,338
Accumulated net realized loss	(6,220,394)	(8,055,798)	(117,978,707)		(225,892,299)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(17,121,363)	(66,105,978)	(684,238,256)		(1,032,278,132)

NET ASSETS	$42,946,891	$49,471,904	$1,161,533,542		$1,141,791,391

Shares outstanding[c]	1,700,000	2,600,000	45,400,000	[d]	44,750,000	[e]

Net asset value per share	$25.26	$19.03	$25.58	[d]	$25.51	[e]

[a]	Securities on loan with values of $2,231,070, $1,517,263, $18,021,312 and $81,337,930, respectively. See Note 5.
[b]	Cost of foreign currencies: $23,321, $278,290, $8,511,118 and $541,863, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[e]	Shares outstanding and net asset value per share reflect a five-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares S&P
	/TOPIX 150 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$143,201,856
Affiliated issuers (Note 2)	813,243

Total cost of investments	$144,015,099

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$79,521,407
Affiliated issuers (Note 2)	813,243

Total fair value of investments	80,334,650
Foreign currency, at value[b]	139,802
Receivables:
Dividends and interest	810,146

Total Assets	81,284,598

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	812,620
Investment advisory fees (Note 2)	35,120

Total Liabilities	847,740

NET ASSETS	$80,436,858

Net assets consist of:
Paid-in capital	$148,151,203
Undistributed net investment income	808,790
Accumulated net realized loss	(4,838,948)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(63,684,187)

NET ASSETS	$80,436,858

Shares outstanding[c]	2,400,000	[d]

Net asset value per share	$33.52	[d]

[a]	Securities on loan with a value of $732,730. See Note 5.
[b]	Cost of foreign currency: $140,442.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,255,287	$3,359,942	$75,198,490	$64,568,319
Dividends from affiliated issuers (Note 2)	–	–	423,217	–
Interest from affiliated issuers (Note 2)	875	608	15,964	68,404
Securities lending income from affiliated issuers (Note 2)	9,749	30,557	640,954	600,831

Total investment income	1,265,911	3,391,107	76,278,625	65,237,554

EXPENSES
Investment advisory fees (Note 2)	196,074	363,124	9,873,333	12,016,909
Foreign taxes (Note 1)	9,629	–	–	–

Total expenses	205,703	363,124	9,873,333	12,016,909

Net investment income	1,060,208	3,027,983	66,405,292	53,220,645

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,327,764)	(7,595,574)	(88,730,813)	(219,690,575)
Investments in affiliated issuers (Note 2)	–	–	(8,947,841)	–
In-kind redemptions	(1,106,084)	(3,665,811)	91,582,991	284,183,189
Foreign currency transactions	(28,704)	(71,655)	(1,046,134)	(167,777)

Net realized gain (loss)	(7,462,552)	(11,333,040)	(7,141,797)	64,324,837

Net change in unrealized appreciation (depreciation) on:
Investments	(16,061,016)	(57,571,199)	(1,087,451,272)	(1,579,335,200)
Translation of assets and liabilities in foreign currencies	(5,523)	(1,924)	(568,230)	33,831

Net change in unrealized appreciation (depreciation)	(16,066,539)	(57,573,123)	(1,088,019,502)	(1,579,301,369)

Net realized and unrealized loss	(23,529,091)	(68,906,163)	(1,095,161,299)	(1,514,976,532)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,468,883)	$(65,878,180)	$(1,028,756,007)	$(1,461,755,887)

[a]	Net of foreign withholding tax of $135,221, $309,315, $8,769,389 and $5,165,736, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

iShares S&P
/TOPIX 150 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,468,317
Interest from affiliated issuers (Note 2)	891
Securities lending income from affiliated issuers (Note 2)	16,941

Total investment income	2,486,149

EXPENSES (Note 2)
Investment advisory fees	701,779

Total expenses	701,779

Net investment income	1,784,370

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,148,120)
In-kind redemptions	(2,739,101)
Foreign currency transactions	43,720

Net realized loss	(4,843,501)

Net change in unrealized appreciation (depreciation) on:
Investments	(50,459,239)
Translation of assets and liabilities in foreign currencies	(10,714)

Net change in unrealized appreciation (depreciation)	(50,469,953)

Net realized and unrealized loss	(55,313,454)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,529,084)

[a]	Net of foreign withholding tax of $185,602.

See notes to financial statements.

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Year ended March 31, 2009	Period from November 13, 2007[a] to March 31, 2008	Year ended March 31, 2009	Period from July 30, 2007[a] to March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,060,208	$45,874	$3,027,983	$741,108
Net realized loss	(7,462,552)	(548,924)	(11,333,040)	(523,033)
Net change in unrealized appreciation (depreciation)	(16,066,539)	(1,054,824)	(57,573,123)	(8,535,192)

Net decrease in net assets resulting from operations	(22,468,883)	(1,557,874)	(65,878,180)	(8,317,117)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(989,093)	(5,265)	(2,855,199)	(997,160)

Total distributions to shareholders	(989,093)	(5,265)	(2,855,199)	(997,160)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	77,810,081	18,473,139	52,995,144	79,822,814
Cost of shares redeemed	(24,318,193)	(3,997,021)	(5,298,398)	–

Net increase in net assets from capital share transactions	53,491,888	14,476,118	47,696,746	79,822,814

INCREASE (DECREASE) IN NET ASSETS	30,033,912	12,912,979	(21,036,633)	70,508,537

NET ASSETS
Beginning of period	12,912,979	–	70,508,537	–

End of period	$42,946,891	$12,912,979	$49,471,904	$70,508,537

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$79,645	$37,234	$(69,730)	$(232,498)

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	400,000	1,300,000	1,600,000
Shares redeemed	(700,000)	(100,000)	(300,000)	–

Net increase in shares outstanding	1,400,000	300,000	1,000,000	1,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Year ended March 31, 2009[a]	Year ended March 31, 2008[a]	Year ended March 31, 2009[b]	Year ended March 31, 2008[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,405,292	$78,705,239	$53,220,645	$53,423,517
Net realized gain (loss)	(7,141,797)	270,152,103	64,324,837	492,546,625
Net change in unrealized appreciation (depreciation)	(1,088,019,502)	(354,561,802)	(1,579,301,369)	271,390,063

Net increase (decrease) in net assets resulting from operations	(1,028,756,007)	(5,704,460)	(1,461,755,887)	817,360,205

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(70,802,369)	(78,487,193)	(63,779,511)	(42,874,163)

Total distributions to shareholders	(70,802,369)	(78,487,193)	(63,779,511)	(42,874,163)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	353,001,183	458,980,919	1,299,285,134	2,260,756,788
Cost of shares redeemed	(401,876,707)	(629,372,954)	(1,984,971,932)	(1,172,591,463)

Net increase (decrease) in net assets from capital share transactions	(48,875,524)	(170,392,035)	(685,686,798)	1,088,165,325

INCREASE (DECREASE) IN NET ASSETS	(1,148,433,900)	(254,583,688)	(2,211,222,196)	1,862,651,367

NET ASSETS
Beginning of year	2,309,967,442	2,564,551,130	3,353,013,587	1,490,362,220

End of year	$1,161,533,542	$2,309,967,442	$1,141,791,391	$3,353,013,587

Undistributed net investment income included in net assets at end of year	$6,278,695	$11,410,208	$4,049,338	$14,775,981

SHARES ISSUED AND REDEEMED
Shares sold	11,500,000	8,100,000	27,750,000	49,500,000
Shares redeemed	(10,100,000)	(11,600,000)	(49,250,000)	(25,000,000)

Net increase (decrease) in shares outstanding	1,400,000	(3,500,000)	(21,500,000)	24,500,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Share transactions were adjusted to reflect a five-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund
	Year ended March 31, 2009[a]	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,784,370	$2,538,412
Net realized gain (loss)	(4,843,501)	28,031,751
Net change in unrealized appreciation (depreciation)	(50,469,953)	(71,808,930)

Net decrease in net assets resulting from operations	(53,529,084)	(41,238,767)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,455,656)	(2,505,591)

Total distributions to shareholders	(2,455,656)	(2,505,591)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(75,023,362)	(110,324,407)

Net decrease in net assets from capital share transactions	(75,023,362)	(110,324,407)

DECREASE IN NET ASSETS	(131,008,102)	(154,068,765)

NET ASSETS
Beginning of year	211,444,960	365,513,725

End of year	$80,436,858	$211,444,960

Undistributed net investment income included in net assets at end of year	$808,790	$1,420,186

SHARES ISSUED AND REDEEMED
Shares redeemed	(1,500,000)	(1,800,000)

Net decrease in shares outstanding	(1,500,000)	(1,800,000)

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&PAsia 50 Index Fund
	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.83	0.15
Net realized and unrealized loss[c]	(17.91)	(5.37)

Total from investment operations	(17.08)	(5.22)

Less distributions from:
Net investment income	(0.70)	(0.02)

Total distributions	(0.70)	(0.02)

Net asset value, end of period	$25.26	$43.04

Total return	(39.92)%	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,947	$12,913
Ratio of expenses to average net assets[e]	0.52%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes	0.50%	n/a
Ratio of net investment income to average net assets[e]	2.70%	0.88%
Portfolio turnover rate[f]	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended March 31, 2009 and the period ended March 31, 2008 would have been 7% and 4%, respectively. See Note 4.

See notes to financial statements.

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$44.07	$49.99

Income from investment operations:
Net investment income[b]	1.19	0.84
Net realized and unrealized loss[c]	(25.11)	(5.86)

Total from investment operations	(23.92)	(5.02)

Less distributions from:
Net investment income	(1.12)	(0.90)

Total distributions	(1.12)	(0.90)

Net asset value, end of period	$19.03	$44.07

Total return	(55.14)%	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,472	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.00%	2.68%
Portfolio turnover rate[f]	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$52.50	$53.99	$44.26	$37.65	$32.20

Income from investment operations:
Net investment income	1.59 [b]	1.60 [b]	1.22 [b]	0.96	0.68
Net realized and unrealized gain (loss)[c]	(26.83)	(1.52)	9.55	6.59	5.45

Total from investment operations	(25.24)	0.08	10.77	7.55	6.13

Less distributions from:
Net investment income	(1.68)	(1.57)	(1.04)	(0.94)	(0.68)

Total distributions	(1.68)	(1.57)	(1.04)	(0.94)	(0.68)

Net asset value, end of year	$25.58	$52.50	$53.99	$44.26	$37.65

Total return	(49.34)%	(0.08)%	24.44%	20.30%	19.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,161,534	$2,309,967	$2,564,551	$1,575,443	$1,182,054
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	4.04%	2.82%	2.47%	2.47%	2.26%
Portfolio turnover rate[d]	9%	16%	4%	7%	5%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$50.61	$35.70	$28.13	$16.37	$12.44

Income from investment operations:
Net investment income	0.91 [b]	0.90 [b]	0.63 [b]	0.61 [b]	0.18
Net realized and unrealized gain (loss)[c]	(24.93)	14.70	7.59	11.49	3.94

Total from investment operations	(24.02)	15.60	8.22	12.10	4.12

Less distributions from:
Net investment income	(1.08)	(0.69)	(0.65)	(0.34)	(0.19)

Total distributions	(1.08)	(0.69)	(0.65)	(0.34)	(0.19)

Net asset value, end of year	$25.51	$50.61	$35.70	$28.13	$16.37

Total return	(47.97)%	43.74%	29.39%	74.23%	33.17%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,141,791	$3,353,014	$1,490,362	$1,554,429	$335,564
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.21%	1.96%	2.08%	2.58%	2.00%
Portfolio turnover rate[d]	12%	4%	7%	12%	6%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$54.22	$64.13	$62.25	$45.36	$47.29

Income from investment operations:
Net investment income	0.60 [b]	0.53 [b]	0.43 [b]	0.45 [b]	0.22
Net realized and unrealized gain (loss)[c]	(20.45)	(9.84)	1.83	16.63	(1.98)

Total from investment operations	(19.85)	(9.31)	2.26	17.08	(1.76)

Less distributions from:
Net investment income	(0.85)	(0.60)	(0.38)	(0.19)	(0.17)

Total distributions	(0.85)	(0.60)	(0.38)	(0.19)	(0.17)

Net asset value, end of year	$33.52	$54.22	$64.13	$62.25	$45.36

Total return	(37.07)%	(14.58)%	3.65%	37.67%	(3.71)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$80,437	$211,445	$365,514	$317,439	$95,254
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.27%	0.86%	0.69%	0.85%	0.67%
Portfolio turnover rate[d]	3%	3%	2%	7%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property (formerly iShares S&P World ex-U.S. Property Index Fund), iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2009:

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
S&P Asia 50	$45,202,538	$–	$–	$45,202,538
S&P Developed ex-U.S. Property	50,431,363	–	18,252	50,449,615
S&P Europe 350	1,165,211,554	–	8,440,109	1,173,651,663
S&P Latin America 40	1,217,731,423	–	–	1,217,731,423
S&P/TOPIX 150	80,334,650	–	–	80,334,650

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended March 31, 2009:

iShares Index Fund	Balance at Beginning of Year	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
S&P Developed ex-U.S Property	$–	$–	$(26,874)	$–	$45,126	$18,252	$(26,874)
S&P Europe 350	89,047	–	(2,884,364)	(280,604)	11,516,030	8,440,109	168,468
S&P/TOPIX 150	1,446,737	–	–	–	(1,446,737)	–	–

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends, if any, such as stock received in an elective dividend, are recorded as dividend income in the amount of the fair value of the stock received. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of March 31, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2009, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P Asia 50	$79,645	$(19,064,436)	$(4,277,321)	$(23,262,112)
S&P Developed ex-U.S. Property	5,258	(67,879,488)	(6,357,276)	(74,231,506)
S&P Europe 350	6,326,143	(717,545,708)	(84,718,703)	(795,938,268)
S&P Latin America 40	4,049,338	(1,060,421,497)	(197,748,934)	(1,254,121,093)
S&P/TOPIX 150	808,845	(64,214,121)	(4,309,069)	(67,714,345)

For the years ended March 31, 2009 and March 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2009.

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2008 to March 31, 2009, the Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ended March 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P Asia 50	$139,541
S&P Developed ex-U.S. Property	4,758,751
S&P Europe 350	34,798,944
S&P Latin America 40	166,734,635
S&P/TOPIX 150	411,894

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P Asia 50	$–	$–	$–	$–	$–	$–	$4,137,780	$4,137,780
S&P Developed ex-U.S. Property	–	–	–	–	–	37,441	1,561,084	1,598,525
S&P Europe 350	–	2,828,772	–	–	–	–	47,090,987	49,919,759
S&P Latin America 40	29,834	187,237	95,728	1,028,989	4,985,741	844,965	23,841,805	31,014,299
S&P/TOPIX 150	276,198	17,138	175,929	134,303	335,080	1,371,929	1,586,598	3,897,175

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended March 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2009 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P Asia 50	$64,260,033	$–	$(19,057,495)	$(19,057,495)
S&P Developed ex-U.S. Property	118,332,749	–	(67,883,134)	(67,883,134)
S&P Europe 350	1,890,962,894	–	(717,311,231)	(717,311,231)
S&P Latin America 40	2,278,181,578	–	(1,060,450,155)	(1,060,450,155)
S&P/TOPIX 150	144,545,033	590,395	(64,800,778)	(64,210,383)

Management has reviewed the tax positions as of March 31, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$9,749
S&P Developed ex-U.S. Property	30,557
S&P Europe 350	640,954
S&P Latin America 40	600,831
S&P/TOPIX 150	16,941

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the year ended March 31, 2009, the iShares S&P Europe 350 Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Loss
Barclays PLC	1,830	2,707	2,231	2,306	$4,891,567	$423,217	$(8,947,841)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$38,994,381	$13,860,447
S&P Developed ex-U.S. Property	7,391,663	6,741,769
S&P Europe 350	147,895,260	146,113,899
S&P Latin America 40	281,341,518	291,304,464
S&P/TOPIX 150	4,478,490	5,592,039

In-kind transactions (see Note 4) for the year ended March 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$41,307,632	$13,008,181
S&P Developed ex-U.S. Property	52,043,112	5,143,131
S&P Europe 350	345,555,453	395,642,526
S&P Latin America 40	1,291,565,422	1,975,644,952
S&P/TOPIX 150	–	73,551,214

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash (except for the iShares S&P Asia 50 Index Fund which is offered in Creation Units partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a two-for-one stock split for both the iShares S&P Europe 350 Index Fund and iShares S&P/TOPIX 150 Index Fund and a five-for-one stock split for the iShares S&P Latin America 40 Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two and five, respectively, while decreasing the net asset value per share by the same factors, resulting in no effect to total net assets of these Funds. The financial statements for these Funds have been adjusted to reflect the stock splits.

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of March 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	55

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Asia 50 Index Fund, iShares Developed ex-U.S. Property Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2009, the results of each of their operations, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2009

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2009, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Asia 50	$1,390,508	$144,850
S&P Developed ex-U.S. Property	3,669,257	308,773
S&P Europe 350	84,391,096	8,579,551
S&P Latin America 40	69,734,057	4,692,663
S&P/TOPIX 150	2,653,919	185,602

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2009:

iShares Index Fund	Qualified Dividend Income
S&P Asia 50	$258,945
S&P Developed ex-U.S. Property	1,268,772
S&P Europe 350	70,802,369
S&P Latin America 40	57,882,753
S&P/TOPIX 150	2,019,660

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	57

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Asia 50 Index Fund

Period Covered: January 1, 2008 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	8	2.56%
Greater than 5.5% and Less than 6.0%	1	0.32
Greater than 5.0% and Less than 5.5%	1	0.32
Greater than 4.5% and Less than 5.0%	4	1.28
Greater than 4.0% and Less than 4.5%	4	1.28
Greater than 3.5% and Less than 4.0%	7	2.24
Greater than 3.0% and Less than 3.5%	9	2.88
Greater than 2.5% and Less than 3.0%	16	5.11
Greater than 2.0% and Less than 2.5%	15	4.79
Greater than 1.5% and Less than 2.0%	12	3.83
Greater than 1.0% and Less than 1.5%	28	8.95
Greater than 0.5% and Less than 1.0%	40	12.78
Between 0.5% and –0.5%	58	18.51
Less than –0.5% and Greater than –1.0%	28	8.95
Less than –1.0% and Greater than –1.5%	19	6.07
Less than –1.5% and Greater than –2.0%	18	5.75
Less than –2.0% and Greater than –2.5%	13	4.15
Less than –2.5% and Greater than –3.0%	11	3.51
Less than –3.0% and Greater than –3.5%	4	1.28
Less than –3.5% and Greater than –4.0%	4	1.28

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Asia 50 Index Fund (Continued)

Premium/Discount Range	Number of Days	Percentage of Total Days
Less than –4.0% and Greater than –4.5%	4	1.28%
Less than –4.5% and Greater than –5.0%	1	0.32
Less than –5.0% and Greater than –5.5%	1	0.32
Less than –5.5% and Greater than –6.0%	2	0.64
Less than –6.0%	5	1.60

	313	100.00%

iShares S&P Developed ex-U.S. Property Index Fund

Period Covered: October 1, 2007 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	5	1.33%
Greater than 4.0% and less than 4.5%	2	0.53
Greater than 3.5% and Less than 4.0%	4	1.06
Greater than 3.0% and Less than 3.5%	6	1.59
Greater than 2.5% and Less than 3.0%	9	2.39
Greater than 2.0% and Less than 2.5%	17	4.51
Greater than 1.5% and Less than 2.0%	25	6.63
Greater than 1.0% and Less than 1.5%	43	11.41
Greater than 0.5% and Less than 1.0%	70	18.57
Between 0.5% and –0.5%	99	26.24
Less than –0.5% and Greater than –1.0%	33	8.75
Less than –1.0% and Greater than –1.5%	20	5.31
Less than –1.5% and Greater than –2.0%	13	3.45
Less than –2.0% and Greater than –2.5%	6	1.59
Less than –2.5% and Greater than –3.0%	5	1.33
Less than –3.0% and Greater than –3.5%	8	2.12
Less than –3.5% and Greater than –4.0%	3	0.80
Less than –4.0%	9	2.39

	377	100.00%

SUPPLEMENTAL INFORMATION	59

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	5	0.38%
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	10	0.76
Greater than 1.5% and Less than 2.0%	14	1.06
Greater than 1.0% and Less than 1.5%	66	5.00
Greater than 0.5% and Less than 1.0%	296	22.44
Between 0.5% and –0.5%	762	57.78
Less than –0.5% and Greater than –1.0%	93	7.05
Less than –1.0% and Greater than –1.5%	28	2.12
Less than –1.5% and Greater than –2.0%	14	1.06
Less than –2.0% and Greater than –2.5%	5	0.38
Less than –2.5% and Greater than –3.0%	7	0.53
Less than –3.0%	6	0.45

	1,319	100.00%

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	5	0.38%
Greater than 1.5% and Less than 2.0%	9	0.68
Greater than 1.0% and Less than 1.5%	56	4.25
Greater than 0.5% and Less than 1.0%	148	11.22
Between 0.5% and –0.5%	1,021	77.40
Less than –0.5% and Greater than –1.0%	57	4.32
Less than –1.0% and Greater than –1.5%	9	0.68
Less than –1.5% and Greater than –2.0%	6	0.45
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	1	0.08

	1,319	100.00%

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	2	0.15%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	6	0.45
Greater than 3.0% and Less than 3.5%	5	0.38
Greater than 2.5% and Less than 3.0%	11	0.83
Greater than 2.0% and Less than 2.5%	18	1.36
Greater than 1.5% and Less than 2.0%	44	3.34
Greater than 1.0% and Less than 1.5%	109	8.26
Greater than 0.5% and Less than 1.0%	237	17.97
Between 0.5% and –0.5%	569	43.14
Less than –0.5% and Greater than –1.0%	142	10.77
Less than –1.0% and Greater than –1.5%	65	4.93
Less than –1.5% and Greater than –2.0%	43	3.26
Less than –2.0% and Greater than –2.5%	16	1.21
Less than –2.5% and Greater than –3.0%	15	1.14
Less than –3.0% and Greater than –3.5%	11	0.83
Less than –3.5% and Greater than –4.0%	6	0.45
Less than –4.0% and Greater than –4.5%	4	0.30
Less than –4.5% and Greater than –5.0%	3	0.23
Less than –5.0% and Greater than –5.5%	1	0.08
Less than –5.5% and Greater than –6.0%	1	0.08
Less than –6.0%	5	0.38

	1,319	100.00%

SUPPLEMENTAL INFORMATION	61

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

TRUSTEE AND OFFICER INFORMATION	63

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.
Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDER

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	65

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	67

Notes:

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	69

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

  Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI) neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI nor any of their affiliates are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademark is servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLD®. BARCLAYS GLOBAL INVESTORS

2009 ANNUAL REPORT TO SHAREHOLDERS

ISHARES® S&P SERIES

MARCH 31, 2009

Would you prefer to receive materials like this electronically? See inside cover for details.

iShares S&P 500 Index Fund

iShares S&P 500 Growth Index Fund

iShares S&P 500 Value Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that t follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of March 31, 2009

	Average Annual Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	(38.03)%	(38.23)%	(38.09)%	(4.80)%	(4.87)%	(4.76)%	(4.88)%	(4.92)%	(4.83)%
S&P 500 Growth*	(32.25)%	(32.54)%	(32.22)%	(4.12)%	(4.20)%	(3.98)%	(6.22)%	(6.26)%	(6.07)%
S&P 500 Value*	(43.95)%	(44.17)%	(44.00)%	(5.83)%	(5.88)%	(5.74)%	(3.23)%	(3.26)%	(3.10)%

	Cumulative Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	(38.03)%	(38.23)%	(38.09)%	(21.79)%	(22.07)%	(21.66)%	(35.87)%	(36.11)%	(35.58)%
S&P 500 Growth*	(32.25)%	(32.54)%	(32.22)%	(18.99)%	(19.32)%	(18.38)%	(43.38)%	(43.63)%	(42.56)%
S&P 500 Value*	(43.95)%	(44.17)%	(44.00)%	(25.94)%	(26.13)%	(25.57)%	(25.21)%	(25.42)%	(24.34)%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (38.03)%, while the total return for the Index was (38.09)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.06%

Energy	13.12

Technology	12.67

Communications	11.74

Financial	10.68

Industrial	9.87

Consumer Cyclical	8.78

Utilities	4.17

Basic Materials	2.64

Diversified	0.04

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.85%

AT&T Inc.	2.14

Johnson & Johnson	2.10

Microsoft Corp.	2.02

Procter & Gamble Co. (The)	1.99

Chevron Corp.	1.94

International Business Machines Corp.	1.87

Wal-Mart Stores Inc.	1.68

General Electric Co.	1.54

JPMorgan Chase & Co.	1.44

TOTAL	21.57%

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500 and consists of those stocks in the S&P 500 exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (32.25)%, while the total return for the Growth Index was (32.22)%.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

iShares S&P 500 Growth Index Fund (Continued)

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.72%

Energy	21.59

Technology	18.25

Communications	10.72

Consumer Cyclical	9.27

Industrial	7.91

Financial	4.45

Basic Materials	1.98

Diversified	0.04

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	8.97%

Johnson & Johnson	3.88

Microsoft Corp.	3.74

Chevron Corp.	3.59

Cisco Systems Inc.	2.61

Procter & Gamble Co. (The)	2.57

Apple Inc.	2.49

International Business Machines Corp.	2.46

Google Inc. Class A	2.22

PepsiCo Inc.	2.13

TOTAL	34.66%

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500 and consists of those stocks in the S&P 500 exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (43.95)%, while the total return for the Value Index was (44.00)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.46%

Financial	18.00

Communications	12.92

Industrial	12.21

Utilities	9.08

Consumer Cyclical	8.23

Technology	6.08

Basic Materials	3.39

Energy	3.16

Diversified	0.03

Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
AT&T Inc.	4.65%

General Electric Co.	3.35

JPMorgan Chase & Co.	3.13

Pfizer Inc.	2.88

Verizon Communications Inc.	2.69

Philip Morris International Inc.	2.23

Wells Fargo & Co.	1.89

Merck & Co. Inc.	1.77

Bank of America Corp.	1.37

Intel Corp.	1.36

TOTAL	25.32%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value counterparts during the reporting period.

Within the Index, sector performance was negative across all sectors during the reporting period. The financials sector posted the most substantial decline, followed by the industrials and energy sectors. The information technology and consumer discretionary sectors also declined significantly. Consumer staples and health care stocks fared the best on a relative basis.

Within the Growth Index, performance was largely negative across the sectors during the reporting period. The energy sector detracted the most from Growth Index performance, followed by information technology, which represented the largest sector in the Growth Index at March 31, 2009. The industrials and financials sectors also declined significantly. Telecommunication services was the only sector to post positive returns for the reporting period, although it represented less than 1% of the Growth Index as of March 31, 2009.

Within the Value Index, large negative returns in the financials and industrials sectors were the main drivers for poor performance. In addition, the materials, energy, and consumer discretionary sectors all declined sharply. The health care sector fared the best on a relative basis, as this group endured the most modest decline among the sectors.

Nine of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. General Electric Co. logged the most severe decline among the ten largest holdings. Financial company JPMorgan Chase & Co. also declined notably, along with software company Microsoft Corp. and consumer staples company The Procter & Gamble Co. Retailer Wal-Mart Stores Inc. was the only holding to post a modest gain for the reporting period.

All of the Growth Fund’s ten largest holdings declined for the reporting period. Technology firms Microsoft Corp., Cisco Systems Inc. and Apple Inc. all logged substantial declines. International Business Machines Corp. and Johnson & Johnson logged more moderate share price declines.

Among the Value Fund’s ten largest holdings, performance was negative for the reporting period. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all posted substantial declines, as did General Electric Co. Verizon Communications Inc. experienced the most modest decline among the ten largest holdings.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
S&P 500
Actual	$1,000.00	$ 695.40	0.09%	$0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.09	0.48
S&P 500 Growth
Actual	1,000.00	748.30	0.18	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91
S&P 500 Value
Actual	1,000.00	639.80	0.18	0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	5

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$19,642,165	0.13%

		19,642,165	0.13

AEROSPACE & DEFENSE
United Technologies Corp.	2,001,292	86,015,530	0.58
Other securities[a]		238,932,307	1.62

		324,947,837	2.20

AGRICULTURE
Altria Group Inc.	4,388,694	70,306,878	0.48
Monsanto Co.	1,163,676	96,701,476	0.65
Philip Morris International Inc.	4,255,062	151,395,106	1.03
Other securities[a]		72,740,550	0.49

		391,144,010	2.65

AIRLINES
Other securities[a]		9,946,348	0.07

		9,946,348	0.07

APPAREL
Other securities[a]		65,702,573	0.45

		65,702,573	0.45

AUTO MANUFACTURERS
Other securities[a]		35,725,039	0.24

		35,725,039	0.24

AUTO PARTS & EQUIPMENT
Other securities[a]		18,330,305	0.12

		18,330,305	0.12

BANKS
Bank of America Corp.	13,594,239	92,712,710	0.63
Bank of New York Mellon Corp. (The)	2,440,700	68,949,775	0.47
Wells Fargo & Co.	8,998,280	128,135,507	0.87
Other securities[a]		216,304,722	1.46

		506,102,714	3.43

BEVERAGES
Coca-Cola Co. (The)	4,226,723	185,764,476	1.26
PepsiCo Inc.	3,304,545	170,117,977	1.15
Other securities[a]		48,280,039	0.33

		404,162,492	2.74

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	2,195,727	$108,732,401	0.74%
Other securities[a]		129,322,968	0.88

		238,055,369	1.62

BUILDING MATERIALS
Other securities[a]		5,327,827	0.04

		5,327,827	0.04

CHEMICALS
Other securities[a]		211,525,967	1.44

		211,525,967	1.44

COAL
Other securities[a]		25,752,627	0.18

		25,752,627	0.18

COMMERCIAL SERVICES
Other securities[a]		107,721,512	0.73

		107,721,512	0.73

COMPUTERS
Apple Inc.[b]	1,890,938	198,775,403	1.35
Hewlett-Packard Co.	5,088,845	163,148,371	1.11
International Business Machines Corp.	2,848,801	276,020,329	1.87
Other securities[a]		154,985,876	1.05

		792,929,979	5.38

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,223,036	293,042,765	1.99
Other securities[a]		86,275,097	0.58

		379,317,862	2.57

DISTRIBUTION & WHOLESALE
Other securities[a]		28,408,785	0.19

		28,408,785	0.19

DIVERSIFIED FINANCIAL SERVICES
Goldman Sachs Group Inc. (The)	980,636	103,967,029	0.70
JPMorgan Chase & Co.	7,979,277	212,089,183	1.44
Other securities[a]		291,823,590	1.98

		607,879,802	4.12

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$582,952,648	3.95%

		582,952,648	3.95

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		49,856,894	0.34

		49,856,894	0.34

ELECTRONICS
Other securities[a]		84,134,236	0.57

		84,134,236	0.57

ENGINEERING & CONSTRUCTION
Other securities[a]		23,415,930	0.16

		23,415,930	0.16

ENTERTAINMENT
Other securities[a]		5,806,904	0.04

		5,806,904	0.04

ENVIRONMENTAL CONTROL
Other securities[a]		47,059,811	0.32

		47,059,811	0.32

FOOD
Kraft Foods Inc. Class A	3,121,164	69,570,746	0.47
Other securities[a]		250,326,644	1.70

		319,897,390	2.17

FOREST PRODUCTS & PAPER
Other securities[a]		33,268,941	0.23

		33,268,941	0.23

GAS
Other securities[a]		32,806,817	0.22

		32,806,817	0.22

HAND & MACHINE TOOLS
Other securities[a]		11,935,585	0.08

		11,935,585	0.08

HEALTH CARE - PRODUCTS
Baxter International Inc.	1,303,992	66,790,470	0.45
Johnson & Johnson	5,872,639	308,900,811	2.10
Medtronic Inc.	2,375,346	70,001,447	0.48
Other securities[a]		201,189,056	1.36

		646,881,784	4.39

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$170,753,288	1.16%

		170,753,288	1.16

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		5,752,335	0.04

		5,752,335	0.04

HOME BUILDERS
Other securities[a]		16,903,847	0.11

		16,903,847	0.11

HOME FURNISHINGS
Other securities[a]		6,297,374	0.04

		6,297,374	0.04

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		68,887,130	0.47

		68,887,130	0.47

HOUSEWARES
Other securities[a]		3,746,738	0.03

		3,746,738	0.03

INSURANCE
Other securities[a]		325,470,092	2.21

		325,470,092	2.21

INTERNET
Google Inc. Class Ab	508,801	177,093,276	1.20
Other securities[a]		172,526,485	1.17

		349,619,761	2.37

IRON & STEEL
Other securities[a]		36,919,033	0.25

		36,919,033	0.25

LEISURE TIME
Other securities[a]		26,712,760	0.18

		26,712,760	0.18

LODGING
Other securities[a]		19,589,582	0.13

		19,589,582	0.13

MACHINERY
Other securities[a]		90,237,600	0.61

		90,237,600	0.61

SUMMARY SCHEDULES OF INVESTMENTS	7

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	22,423,131	$226,697,854	1.54%
3M Co.	1,473,698	73,272,265	0.50
Other securities[a]		180,939,650	1.22

		480,909,769	3.26

MEDIA
Comcast Corp. Class A	6,118,133	83,451,334	0.57
Walt Disney Co. (The)	3,943,041	71,605,625	0.48
Other securities[a]		181,001,103	1.23

		336,058,062	2.28

METAL FABRICATE & HARDWARE
Other securities[a]		17,793,954	0.12

		17,793,954	0.12

MINING
Other securities[a]		105,949,289	0.72

		105,949,289	0.72

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		18,581,121	0.13

		18,581,121	0.13

OIL & GAS
Chevron Corp.	4,256,300	286,193,612	1.94
ConocoPhillips	3,143,252	123,089,748	0.83
Exxon Mobil Corp.	10,492,476	714,537,615	4.85
Occidental Petroleum Corp.	1,720,807	95,762,910	0.65
Other securities[a]		432,180,934	2.93

		1,651,764,819	11.20

OIL & GAS SERVICES
Schlumberger Ltd.	2,539,736	103,164,076	0.70
Other securities[a]		99,871,964	0.68

		203,036,040	1.38

PACKAGING & CONTAINERS
Other securities[a]		26,861,639	0.18

		26,861,639	0.18

PHARMACEUTICALS
Abbott Laboratories	3,281,382	156,521,921	1.06
Bristol-Myers Squibb Co.	4,204,156	92,155,100	0.63

Security	Shares	Value	% of Net Assets
Eli Lilly and Co.	2,147,777	$71,757,230	0.49%
Gilead Sciences Inc.[b]	1,934,766	89,618,361	0.61
Merck & Co. Inc.	4,475,683	119,724,520	0.81
Pfizer Inc.	14,322,417	195,071,320	1.32
Schering-Plough Corp.	3,454,338	81,349,660	0.55
Wyeth	2,827,248	121,684,754	0.83
Other securities[a]		186,917,992	1.26

		1,114,800,858	7.56

PIPELINES
Other securities[a]		53,418,251	0.36

		53,418,251	0.36

REAL ESTATE
Other securities[a]		1,955,412	0.01

		1,955,412	0.01

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		107,683,355	0.73

		107,683,355	0.73

RETAIL
CVS Caremark Corp.	3,091,245	84,978,325	0.58
Home Depot Inc.	3,600,990	84,839,324	0.58
McDonald’s Corp.	2,364,713	129,042,388	0.87
Wal-Mart Stores Inc.	4,747,426	247,340,895	1.68
Other securities[a]		490,219,210	3.32

		1,036,420,142	7.03

SAVINGS & LOANS
Other securities[a]		26,246,948	0.18

		26,246,948	0.18

SEMICONDUCTORS
Intel Corp.	11,809,995	177,740,425	1.21
Other securities[a]		198,966,986	1.35

		376,707,411	2.56

SOFTWARE
Microsoft Corp.	16,234,554	298,228,757	2.02
Oracle Corp.[b]	8,143,245	147,148,437	1.00
Other securities[a]		232,668,760	1.58

		678,045,954	4.60

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	12,513,277	$315,334,580	2.14%
Cisco Systems Inc.[b]	12,393,879	207,845,351	1.41
QUALCOMM Inc.	3,502,443	136,280,057	0.92
Verizon Communications Inc.	6,031,472	182,150,454	1.24
Other securities[a]		183,781,708	1.25

		1,025,392,150	6.96

TEXTILES
Other securities[a]		6,896,484	0.05

		6,896,484	0.05

TOYS, GAMES & HOBBIES
Other securities[a]		15,357,060	0.10

		15,357,060	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	2,113,998	104,050,982	0.70
Other securities[a]		189,551,174	1.29

		293,602,156	1.99

TOTAL COMMON STOCKS (Cost: $24,494,227,451)		14,709,010,567	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	292,782,075	292,782,075	1.98
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	46,742,982	46,742,982	0.32

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	8,540,530	$8,540,530	0.06%

		348,065,587	2.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $348,065,587)		348,065,587	2.36

TOTAL INVESTMENTS IN SECURITIES (Cost: $24,842,293,038)		15,057,076,154	102.13

Other Assets, Less Liabilities		(313,775,992)	(2.13)

NET ASSETS		$14,743,300,162	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,687,604	0.12%

		5,687,604	0.12

AEROSPACE & DEFENSE
Lockheed Martin Corp.	405,757	28,009,406	0.61
United Technologies Corp.	656,355	28,210,138	0.61
Other securities[a]		39,537,032	0.87

		95,756,576	2.09

AGRICULTURE
Monsanto Co.	401,727	33,383,514	0.73

		33,383,514	0.73

AIRLINES
Other securities[a]		2,236,718	0.05

		2,236,718	0.05

APPAREL
Nike Inc. Class B	473,278	22,192,005	0.48
Other securities[a]		8,211,500	0.18

		30,403,505	0.66

AUTO MANUFACTURERS
Other securities[a]		11,827,954	0.26

		11,827,954	0.26

BANKS
Other securities[a]		18,387,368	0.40

		18,387,368	0.40

BEVERAGES
Coca-Cola Co. (The)	1,726,747	75,890,531	1.66
PepsiCo Inc.	1,901,414	97,884,793	2.13
Other securities[a]		8,955,262	0.20

		182,730,586	3.99

BIOTECHNOLOGY
Amgen Inc.[b]	1,263,254	62,556,338	1.36
Celgene Corp.[b]	561,472	24,929,357	0.54
Other securities[a]		34,715,946	0.77

		122,201,641	2.67

CHEMICALS
Other securities[a]		44,526,029	0.97

		44,526,029	0.97

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$11,049,034	0.24%

		11,049,034	0.24

COMMERCIAL SERVICES
Other securities[a]		33,443,630	0.73

		33,443,630	0.73

COMPUTERS
Apple Inc.[b]	1,088,053	114,376,131	2.49
Dell Inc.[b]	2,114,909	20,049,337	0.44
Hewlett-Packard Co.	1,903,230	61,017,554	1.33
International Business Machines Corp.	1,163,837	112,764,167	2.46
Other securities[a]		42,635,459	0.93

		350,842,648	7.65

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	612,584	36,130,204	0.79
Procter & Gamble Co. (The)	2,506,531	118,032,545	2.57
Other securities[a]		13,506,222	0.30

		167,668,971	3.66

DISTRIBUTION & WHOLESALE
Other securities[a]		7,472,621	0.16

		7,472,621	0.16

DIVERSIFIED FINANCIAL SERVICES
CME Group Inc.	81,083	19,978,040	0.44
Goldman Sachs Group Inc. (The)	564,179	59,814,258	1.30
Other securities[a]		60,311,534	1.32

		140,103,832	3.06

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,825,203	0.35

		15,825,203	0.35

ELECTRONICS
Other securities[a]		28,575,093	0.62

		28,575,093	0.62

ENGINEERING & CONSTRUCTION
Other securities[a]		7,005,111	0.15

		7,005,111	0.15

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Other securities[a]		$6,730,164	0.15%

		6,730,164	0.15

FOOD
Other securities[a]		72,631,458	1.58

		72,631,458	1.58

HAND & MACHINE TOOLS
Other securities[a]		2,315,273	0.05

		2,315,273	0.05

HEALTH CARE - PRODUCTS
Baxter International Inc.	405,116	20,750,042	0.45
Johnson & Johnson	3,379,184	177,745,078	3.88
Medtronic Inc.	1,366,397	40,267,720	0.88
Other securities[a]		71,506,335	1.56

		310,269,175	6.77

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,485,453	31,090,531	0.68
Other securities[a]		40,590,508	0.88

		71,681,039	1.56

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,948,118	0.04

		1,948,118	0.04

HOME BUILDERS
Other securities[a]		3,713,601	0.08

		3,713,601	0.08

HOME FURNISHINGS
Other securities[a]		526,385	0.01

		526,385	0.01

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,684,375	0.32

		14,684,375	0.32

INSURANCE
Other securities[a]		37,642,134	0.82

		37,642,134	0.82

INTERNET
Amazon.com Inc.[b]	392,787	28,846,277	0.63
Google Inc. Class Ab	292,757	101,897,001	2.22

Security	Shares	Value	% of Net Assets
Yahoo! Inc.[b]	1,703,816	$21,825,883	0.47%
Other securities[a]		37,807,434	0.83

		190,376,595	4.15

IRON & STEEL
Other securities[a]		16,260,948	0.35

		16,260,948	0.35

LEISURE TIME
Other securities[a]		2,206,069	0.05

		2,206,069	0.05

LODGING
Other securities[a]		5,808,781	0.13

		5,808,781	0.13

MACHINERY
Caterpillar Inc.	735,137	20,554,431	0.45
Other securities[a]		18,159,522	0.39

		38,713,953	0.84

MANUFACTURING
3M Co.	847,767	42,150,975	0.92
Other securities[a]		34,242,239	0.75

		76,393,214	1.67

MEDIA
Comcast Corp. Class A	1,443,425	19,688,317	0.43
Other securities[a]		49,185,268	1.07

		68,873,585	1.50

METAL FABRICATE & HARDWARE
Other securities[a]		6,340,235	0.14

		6,340,235	0.14

MINING
Other securities[a]		30,178,408	0.66

		30,178,408	0.66

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,834,397	0.08

		3,834,397	0.08

OIL & GAS
Anadarko Petroleum Corp.	562,003	21,856,297	0.48
Apache Corp.	409,073	26,217,489	0.57
Chevron Corp.	2,449,116	164,678,560	3.59
ConocoPhillips	1,157,414	45,324,332	0.99

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Devon Energy Corp.	542,330	$24,236,728	0.53%
Exxon Mobil Corp.	6,037,575	411,158,857	8.97
Occidental Petroleum Corp.	693,072	38,569,457	0.84
XTO Energy Inc.	708,412	21,691,576	0.47
Other securities[a]		115,899,664	2.53

		869,632,960	18.97

OIL & GAS SERVICES
Schlumberger Ltd.	1,461,193	59,353,660	1.29
Other securities[a]		43,463,952	0.95

		102,817,612	2.24

PACKAGING & CONTAINERS
Other securities[a]		8,523,549	0.19

		8,523,549	0.19

PHARMACEUTICALS
Abbott Laboratories	962,905	45,930,569	1.00
Gilead Sciences Inc.[b]	734,680	34,030,378	0.74
Wyeth	927,327	39,912,154	0.87
Other securities[a]		50,072,982	1.10

		169,946,083	3.71

PIPELINES
Other securities[a]		6,242,544	0.14

		6,242,544	0.14

REAL ESTATE
Other securities[a]		1,095,870	0.02

		1,095,870	0.02

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		2,131,354	0.05

		2,131,354	0.05

RETAIL
CVS Caremark Corp.	942,706	25,914,988	0.56
Home Depot Inc.	1,305,254	30,751,784	0.67
Lowe’s Companies Inc.	1,271,760	23,209,620	0.51
McDonald’s Corp.	680,390	37,128,882	0.81
Wal-Mart Stores Inc.	1,720,940	89,660,974	1.96
Other securities[a]		152,306,725	3.32

		358,972,973	7.83

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$4,615,902	0.10%

		4,615,902	0.10

SEMICONDUCTORS
Intel Corp.	3,261,742	49,089,217	1.07
Texas Instruments Inc.	1,560,004	25,755,666	0.56
Other securities[a]		41,861,714	0.92

		116,706,597	2.55

SOFTWARE
Microsoft Corp.	9,341,510	171,603,539	3.74
Oracle Corp.[b]	4,685,562	84,668,105	1.85
Other securities[a]		109,143,670	2.38

		365,415,314	7.97

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	7,131,461	119,594,601	2.61
QUALCOMM Inc.	2,015,222	78,412,288	1.71
Other securities[a]		28,976,686	0.63

		226,983,575	4.95

TEXTILES
Other securities[a]		1,903,761	0.04

		1,903,761	0.04

TRANSPORTATION
United Parcel Service Inc. Class B	669,021	32,929,214	0.72
Other securities[a]		43,353,910	0.94

		76,283,124	1.66

TOTAL COMMON STOCKS
(Cost: $6,330,738,529)		4,581,526,763	99.93

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	35,457,059	35,457,059	0.77

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	5,660,759	$5,660,759	0.12%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	2,982,589	2,982,589	0.07

		44,100,407	0.96

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,100,407)		44,100,407	0.96

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,374,838,936)		4,625,627,170	100.89

Other Assets, Less Liabilities		(40,592,813)	(0.89)

NET ASSETS		$4,585,034,357	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,520,089	0.14%

		3,520,089	0.14

AEROSPACE & DEFENSE
Raytheon Co.	306,938	11,952,166	0.49
United Technologies Corp.	310,833	13,359,602	0.54
Other securities[a]		31,986,580	1.31

		57,298,348	2.34

AGRICULTURE
Altria Group Inc.	1,585,722	25,403,266	1.04
Archer-Daniels- Midland Co.	492,415	13,679,289	0.56
Monsanto Co.	168,138	13,972,268	0.57
Philip Morris International Inc.	1,537,892	54,718,197	2.23
Other securities[a]		12,607,767	0.51

		120,380,787	4.91

AIRLINES
Other securities[a]		2,191,883	0.09

		2,191,883	0.09

APPAREL
Other securities[a]		4,650,189	0.19

		4,650,189	0.19

AUTO MANUFACTURERS
Other securities[a]		5,482,656	0.22

		5,482,656	0.22

AUTO PARTS & EQUIPMENT
Other securities[a]		6,635,780	0.27

		6,635,780	0.27

BANKS
Bank of America Corp.	4,912,714	33,504,709	1.37
Bank of New York Mellon Corp. (The)	881,809	24,911,104	1.02
U.S. Bancorp	1,346,297	19,669,399	0.80
Wells Fargo & Co.	3,252,212	46,311,499	1.89
Other securities[a]		46,927,425	1.91

		171,324,136	6.99

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	443,049	$19,472,004	0.80%
Other securities[a]		11,827,142	0.48

		31,299,146	1.28

BIOTECHNOLOGY
Other securities[a]		9,290,287	0.38

		9,290,287	0.38

BUILDING MATERIALS
Other securities[a]		1,932,643	0.08

		1,932,643	0.08

CHEMICALS
E.I. du Pont de Nemours and Co.	692,361	15,460,421	0.63
Other securities[a]		33,049,286	1.35

		48,509,707	1.98

COAL
Other securities[a]		2,362,544	0.10

		2,362,544	0.10

COMMERCIAL SERVICES
Other securities[a]		17,951,086	0.73

		17,951,086	0.73

COMPUTERS
Hewlett-Packard Co.	643,770	20,639,266	0.84
International Business Machines Corp.	298,607	28,932,032	1.18
Other securities[a]		16,627,809	0.68

		66,199,107	2.70

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	674,780	31,775,390	1.30

		31,775,390	1.30

DISTRIBUTION & WHOLESALE
Other securities[a]		5,569,876	0.23

		5,569,876	0.23

DIVERSIFIED FINANCIAL SERVICES
JPMorgan Chase & Co.	2,883,914	76,654,434	3.13
Morgan Stanley	824,652	18,777,326	0.77
Other securities[a]		36,228,308	1.47

		131,660,068	5.37

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	447,611	$13,871,465	0.57%
Duke Energy Corp.	982,817	14,073,939	0.58
Exelon Corp.	505,181	22,930,166	0.94
FPL Group Inc.	313,714	15,914,711	0.65
Public Service Enterprise Group Inc.	388,162	11,439,134	0.47
Southern Co.	596,816	18,274,506	0.75
Other securities[a]		114,161,066	4.64

		210,664,987	8.60

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		8,081,348	0.33

		8,081,348	0.33

ELECTRONICS
Other securities[a]		12,440,894	0.51

		12,440,894	0.51

ENGINEERING & CONSTRUCTION
Other securities[a]		4,055,942	0.17

		4,055,942	0.17

ENTERTAINMENT
Other securities[a]		2,086,873	0.08

		2,086,873	0.08

ENVIRONMENTAL CONTROL
Other securities[a]		12,777,771	0.52

		12,777,771	0.52

FOOD
Kraft Foods Inc. Class A	1,127,701	25,136,455	1.03
Other securities[a]		44,885,821	1.83

		70,022,276	2.86

FOREST PRODUCTS & PAPER
Other securities[a]		12,030,028	0.49

		12,030,028	0.49

GAS
Other securities[a]		11,856,546	0.48

		11,856,546	0.48

HAND & MACHINE TOOLS
Other securities[a]		2,877,374	0.12

		2,877,374	0.12

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Covidien Ltd.	386,554	$12,849,055	0.52%
Other securities[a]		26,063,032	1.07

		38,912,087	1.59

HEALTH CARE - SERVICES
Other securities[a]		16,722,084	0.68

		16,722,084	0.68

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		857,843	0.03

		857,843	0.03

HOME BUILDERS
Other securities[a]		3,818,816	0.16

		3,818,816	0.16

HOME FURNISHINGS
Other securities[a]		1,951,950	0.08

		1,951,950	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		15,683,484	0.64

		15,683,484	0.64

HOUSEWARES
Other securities[a]		1,361,460	0.06

		1,361,460	0.06

INSURANCE
MetLife Inc.	627,582	14,290,042	0.58
Travelers Companies Inc. (The)	448,656	18,233,380	0.74
Other securities[a]		61,492,004	2.52

		94,015,426	3.84

INTERNET
Other securities[a]		6,820,675	0.28

		6,820,675	0.28

IRON & STEEL
Other securities[a]		3,125,570	0.13

		3,125,570	0.13

LEISURE TIME
Other securities[a]		8,263,991	0.34

		8,263,991	0.34

LODGING
Other securities[a]		3,422,184	0.14

		3,422,184	0.14

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$8,317,362	0.34%

		8,317,362	0.34

MANUFACTURING
General Electric Co.	8,104,295	81,934,422	3.35
Honeywell International Inc.	563,986	15,712,650	0.64
Other securities[a]		28,162,640	1.15

		125,809,712	5.14

MEDIA
Comcast Corp. Class A	1,303,826	17,784,187	0.73
News Corp. Class A	1,764,503	11,681,010	0.48
Time Warner Inc.	917,868	17,714,852	0.72
Walt Disney Co. (The)	868,667	15,774,993	0.64
Other securities[a]		15,225,036	0.62

		78,180,078	3.19

METAL FABRICATE & HARDWARE
Other securities[a]		2,442,902	0.10

		2,442,902	0.10

MINING
Other securities[a]		19,346,282	0.79

		19,346,282	0.79

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,318,283	0.18

		4,318,283	0.18

OIL & GAS
ConocoPhillips	408,796	16,008,451	0.65
Other securities[a]		34,788,705	1.42

		50,797,156	2.07

OIL & GAS SERVICES
Other securities[a]		8,787,130	0.36

		8,787,130	0.36

PACKAGING & CONTAINERS
Other securities[a]		4,374,461	0.18

		4,374,461	0.18

PHARMACEUTICALS
Abbott Laboratories	581,151	27,720,903	1.13
Bristol-Myers Squibb Co.	1,519,178	33,300,382	1.36

Security	Shares	Value	% of Net Assets
Eli Lilly and Co.	776,007	$25,926,394	1.06%
Merck & Co. Inc.	1,617,539	43,269,168	1.77
Pfizer Inc.	5,176,486	70,503,739	2.88
Schering-Plough Corp.	1,248,197	29,395,039	1.20
Wyeth	439,185	18,902,522	0.77
Other securities[a]		47,127,787	1.92

		296,145,934	12.09

PIPELINES
Other securities[a]		15,383,704	0.63

		15,383,704	0.63

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		37,542,211	1.53

		37,542,211	1.53

RETAIL
CVS Caremark Corp.	524,791	14,426,505	0.59
McDonald’s Corp.	427,335	23,319,671	0.95
Wal-Mart Stores Inc.	634,886	33,077,561	1.35
Other securities[a]		78,287,922	3.20

		149,111,659	6.09

SAVINGS & LOANS
Other securities[a]		6,582,045	0.27

		6,582,045	0.27

SEMICONDUCTORS
Intel Corp.	2,219,643	33,405,627	1.36
Other securities[a]		29,464,754	1.21

		62,870,381	2.57

SOFTWARE
Other securities[a]		15,566,127	0.63

		15,566,127	0.63

TELECOMMUNICATIONS
AT&T Inc.	4,522,623	113,970,099	4.65
Corning Inc.	1,192,917	15,830,009	0.65
Verizon Communications Inc.	2,179,930	65,833,886	2.69
Other securities[a]		32,394,603	1.32

		228,028,597	9.31

TEXTILES
Other securities[a]		1,307,688	0.05

		1,307,688	0.05

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$5,553,511	0.23%

		5,553,511	0.23

TRANSPORTATION
Union Pacific Corp.	386,037	15,869,981	0.65
United Parcel Service Inc. Class B	343,630	16,913,469	0.69
Other securities[a]		25,426,350	1.04

		58,209,800	2.38

TOTAL COMMON STOCKS (Cost: $4,183,127,363)		2,438,558,354	99.56

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[b,c,d]	40,679,089	40,679,089	1.66
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[b,c,d]	6,494,461	6,494,461	0.27
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[b,c]	2,527,773	2,527,773	0.10

		49,701,323	2.03

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,701,323)		49,701,323	2.03

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,232,828,686)		2,488,259,677	101.59

Other Assets, Less Liabilities		(39,014,091)	(1.59)

NET ASSETS		$2,449,245,586	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2009

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$24,494,227,451	$6,330,738,529	$4,183,127,363
Affiliated issuers (Note 2)	348,065,587	44,100,407	49,701,323

Total cost of investments	$24,842,293,038	$6,374,838,936	$4,232,828,686

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$14,709,010,567	$4,581,526,763	$2,438,558,354
Affiliated issuers (Note 2)	348,065,587	44,100,407	49,701,323

Total fair value of investments	15,057,076,154	4,625,627,170	2,488,259,677
Receivables:
Investment securities sold	585,385	1,982,607	1,933,723
Dividends and interest	28,922,746	3,738,338	8,583,531
Capital shares sold	218,909	5,902	–

Total Assets	15,086,803,194	4,631,354,017	2,498,776,931

LIABILITIES
Payables:
Investment securities purchased	2,880,913	4,469,847	1,997,726
Securities related to in-kind transactions (Note 4)	–	–	3,182
Collateral for securities on loan (Note 5)	339,525,057	41,117,818	47,173,550
Capital shares redeemed	–	54,145	–
Investment advisory fees (Note 2)	1,097,062	677,850	356,887

Total Liabilities	343,503,032	46,319,660	49,531,345

NET ASSETS	$14,743,300,162	$4,585,034,357	$2,449,245,586

Net assets consist of:
Paid-in capital	$26,103,243,794	$7,101,600,548	$4,796,014,152
Undistributed net investment income	509,157	402,254	–
Accumulated net realized loss	(1,575,235,905)	(767,756,679)	(602,199,557)
Net unrealized depreciation	(9,785,216,884)	(1,749,211,766)	(1,744,569,009)

NET ASSETS	$14,743,300,162	$4,585,034,357	$2,449,245,586

Shares outstanding[b]	184,300,000	109,400,000	65,400,000

Net asset value per share	$80.00	$41.91	$37.45

[a]	Securities on loan with values of $335,324,444, $40,707,650 and $46,601,729, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2009

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$403,161,609	$86,159,210	$114,404,683
Interest from affiliated issuers (Note 2)	198,726	54,257	53,357
Securities lending income from affiliated issuers (Note 2)	4,392,201	666,998	1,093,167

Total investment income	407,752,536	86,880,465	115,551,207

EXPENSES
Investment advisory fees (Note 2)	14,964,712	9,634,857	5,800,157

Total expenses	14,964,712	9,634,857	5,800,157

Net investment income	392,787,824	77,245,608	109,751,050

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,356,960,575)	(604,098,815)	(574,314,875)
In-kind redemptions	628,829,740	172,022,320	68,692,663

Net realized loss	(728,130,835)	(432,076,495)	(505,622,212)

Net change in unrealized appreciation (depreciation)	(6,851,538,039)	(1,651,617,616)	(1,401,647,121)

Net realized and unrealized loss	(7,579,668,874)	(2,083,694,111)	(1,907,269,333)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,186,881,050)	$(2,006,448,503)	$(1,797,518,283)

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$392,787,824	$353,739,245	$77,245,608	$65,855,472
Net realized gain (loss)	(728,130,835)	3,382,082,699	(432,076,495)	100,837,129
Net change in unrealized appreciation (depreciation)	(6,851,538,039)	(4,650,112,864)	(1,651,617,616)	(404,975,186)

Net decrease in net assets resulting from operations	(7,186,881,050)	(914,290,920)	(2,006,448,503)	(238,282,585)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(392,787,079)	(354,510,558)	(76,916,074)	(66,102,111)

Total distributions to shareholders	(392,787,079)	(354,510,558)	(76,916,074)	(66,102,111)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,896,931,072	19,091,665,615	2,152,074,778	2,460,837,443
Cost of shares redeemed	(10,008,977,673)	(20,005,350,295)	(1,168,842,927)	(940,718,890)

Net increase (decrease) in net assets from capital share transactions	5,887,953,399	(913,684,680)	983,231,851	1,520,118,553

INCREASE (DECREASE) IN NET ASSETS	(1,691,714,730)	(2,182,486,158)	(1,100,132,726)	1,215,733,857

NET ASSETS
Beginning of year	16,435,014,892	18,617,501,050	5,685,167,083	4,469,433,226

End of year	$14,743,300,162	$16,435,014,892	$4,585,034,357	$5,685,167,083

Undistributed net investment income included in net assets at end of year	$509,157	$508,412	$402,254	$72,720

SHARES ISSUED AND REDEEMED
Shares sold	145,800,000	133,800,000	41,000,000	35,850,000
Shares redeemed	(85,700,000)	(140,550,000)	(22,150,000)	(14,450,000)

Net increase (decrease) in shares outstanding	60,100,000	(6,750,000)	18,850,000	21,400,000

See notes to financial statements.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$109,751,050	$105,300,515
Net realized gain (loss)	(505,622,212)	454,250,897
Net change in unrealized appreciation (depreciation)	(1,401,647,121)	(918,866,908)

Net decrease in net assets resulting from operations	(1,797,518,283)	(359,315,496)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(110,648,089)	(104,826,503)

Total distributions to shareholders	(110,648,089)	(104,826,503)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,545,848,499	1,602,161,754
Cost of shares redeemed	(945,177,879)	(1,880,354,481)

Net increase (decrease) in net assets from capital share transactions	600,670,620	(278,192,727)

DECREASE IN NET ASSETS	(1,307,495,752)	(742,334,726)

NET ASSETS
Beginning of year	3,756,741,338	4,499,076,064

End of year	$2,449,245,586	$3,756,741,338

Undistributed net investment income included in net assets at end of year	$–	$436,658

SHARES ISSUED AND REDEEMED
Shares sold	29,600,000	20,900,000
Shares redeemed	(18,450,000)	(24,700,000)

Net increase (decrease) in shares outstanding	11,150,000	(3,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$132.33	$142.17	$129.59	$117.89	$112.92

Income from investment operations:
Net investment income	2.64 [a]	2.75 [a]	2.51 [a]	2.16	2.20
Net realized and unrealized gain (loss)[b]	(52.44)	(9.75)	12.57	11.46	5.23

Total from investment operations	(49.80)	(7.00)	15.08	13.62	7.43

Less distributions from:
Net investment income	(2.53)	(2.84)	(2.50)	(1.89)	(2.46)
Return of capital	–	–	–	(0.03)	–

Total distributions	(2.53)	(2.84)	(2.50)	(1.92)	(2.46)

Net asset value, end of year	$80.00	$132.33	$142.17	$129.59	$117.89

Total return	(38.03)%	(5.11)%	11.75%	11.62%	6.63%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,743,300	$16,435,015	$18,617,501	$16,665,414	$12,513,826
Ratio of expenses to average net assets	0.09%	0.09%	0.09%	0.10%	0.09%
Ratio of net investment income to average net assets	2.48%	1.89%	1.86%	1.78%	2.02%
Portfolio turnover rate[c]	7%	4%	5%	7%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$62.78	$64.63	$60.70	$56.55	$55.47

Income from investment operations:
Net investment income	0.77 [a]	0.80 [a]	0.84 [a]	0.74	1.01
Net realized and unrealized gain (loss)[b]	(20.90)	(1.86)	3.90	4.07	1.17

Total from investment operations	(20.13)	(1.06)	4.74	4.81	2.18

Less distributions from:
Net investment income	(0.74)	(0.79)	(0.81)	(0.66)	(1.10)

Total distributions	(0.74)	(0.79)	(0.81)	(0.66)	(1.10)

Net asset value, end of year	$41.91	$62.78	$64.63	$60.70	$56.55

Total return	(32.25)%	(1.74)%	7.86%	8.54%	3.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,585,034	$5,685,167	$4,469,433	$3,414,285	$2,341,101
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.44%	1.19%	1.35%	1.28%	1.93%
Portfolio turnover rate[c]	15%	26%	23%	12%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$69.25	$77.50	$68.56	$60.91	$57.02

Income from investment operations:
Net investment income	1.83 [a]	1.86 [a]	1.60 [a]	1.36	1.11
Net realized and unrealized gain (loss)[b]	(31.82)	(8.24)	8.88	7.48	4.04

Total from investment operations	(29.99)	(6.38)	10.48	8.84	5.15

Less distributions from:
Net investment income	(1.81)	(1.87)	(1.54)	(1.19)	(1.26)

Total distributions	(1.81)	(1.87)	(1.54)	(1.19)	(1.26)

Net asset value, end of year	$37.45	$69.25	$77.50	$68.56	$60.91

Total return	(43.95)%	(8.47)%	15.43%	14.63%	9.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,449,246	$3,756,741	$4,499,076	$3,088,724	$2,704,486
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	3.41%	2.38%	2.18%	2.12%	1.95%
Portfolio turnover rate[c]	19%	20%	20%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth and iShares S&P 500 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2009, the value of each of the Funds’ investments was classified as a Level 1 price.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends, if any, such as stock received in an elective dividend, are recorded as dividend income in the amount of the fair value of the stock received. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2009, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P 500	$495,484	$(10,398,313,120)	$(962,125,996)	$(11,359,943,632)
S&P 500 Growth	402,254	(1,877,123,877)	(639,844,568)	(2,516,566,191)
S&P 500 Value	–	(1,929,552,969)	(417,215,597)	(2,346,768,566)

For the years ended March 31, 2009 and March 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2009.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2008 to March 31, 2009, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 500	$458,128,685
S&P 500 Growth	472,579,840
S&P 500 Value	272,601,091

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2017	Total
S&P 500	$72,624,224	$24,267,905	$–	$41,594,450	$–	$365,510,732	$503,997,311
S&P 500 Growth	–	11,080,019	2,989,823	40,360,646	–	112,834,240	167,264,728
S&P 500 Value	5,812,787	21,337,049	–	–	429,512	117,035,158	144,614,506

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P 500	$25,455,389,274	$–	$(10,398,313,120)	$(10,398,313,120)
S&P 500 Growth	6,502,751,047	–	(1,877,123,877)	(1,877,123,877)
S&P 500 Value	4,417,812,646	–	(1,929,552,969)	(1,929,552,969)

Management has reviewed the tax positions as of March 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$4,392,201
S&P 500 Growth	666,998
S&P 500 Value	1,093,167

Cross trades for the year ended March 31, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$1,238,491,462	$1,040,224,696
S&P 500 Growth	867,398,885	782,618,898
S&P 500 Value	628,892,578	611,686,025

In-kind transactions (see Note 4) for the year ended March 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$15,858,521,498	$9,976,593,791
S&P 500 Growth	2,148,354,362	1,167,381,073
S&P 500 Value	1,540,818,076	941,660,705

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of March 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	31

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund and iShares S&P 500 Value Index Fund (the “Funds”), at March 31, 2009, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2009

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2009 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 500	98.39%

S&P 500 Growth	100.00

S&P 500 Value	97.53

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2009:

iShares Index Fund	Qualified Dividend Income

S&P 500	$392,787,079

S&P 500 Growth	76,916,074

S&P 500 Value	110,648,089

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	33

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 500 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,295	98.18
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,319	100.00%

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,293	98.03
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	2	0.15

	1,319	100.00%

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	12	0.91
Between 0.5% and –0.5%	1,295	98.18
Less than –0.5% and Greater than –1.0%	5	0.36
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	35

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

TRUSTEE AND OFFICER INFORMATION	37

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology

  Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

  Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

  Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office

  Capped (FIO)

iShares FTSE NAREIT Mortgage Plus

  Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

  Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

  Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable

  Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

  Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate

  Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International

  Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North

  America (IFSM)

iShares FTSE EPRA/NAREIT Developed

  Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed

  Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

  America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	41

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

    Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-AR-32-0309

iShares®

LET’S BUILD A BETTER INVESTMENT WORLD.®

BARCLAYS Global Investors

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

MARCH 31, 2009

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iShares Russell 1000 Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Value Index Fund

iShares®

iShares®

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Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of March 31, 2009

	Average Annual Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	(38.21)%	(38.36)%	(38.27)%	(4.61)%	(4.66)%	(4.54)%	(4.65)%	(4.69)%	(4.55)%
Russell 1000 Growth	(34.32)%	(34.64)%	(34.28)%	(4.53)%	(4.62)%	(4.38)%	(7.90)%	(7.95)%	(7.73)%
Russell 1000 Value	(42.35)%	(42.48)%	(42.42)%	(5.03)%	(5.08)%	(4.94)%	(1.40)%	(1.43)%	(1.27)%

	Cumulative Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	(38.21)%	(38.36)%	(38.27)%	(21.01)%	(21.25)%	(20.72)%	(34.48)%	(34.70)%	(33.86)%
Russell 1000 Growth	(34.32)%	(34.64)%	(34.28)%	(20.69)%	(21.07)%	(20.08)%	(51.77)%	(52.02)%	(50.97)%
Russell 1000 Value	(42.35)%	(42.48)%	(42.42)%	(22.72)%	(22.94)%	(22.36)%	(11.77)%	(12.00)%	(10.69)%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (38.21)%, while the total return for the Index was (38.27)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.86%

Energy	12.64

Technology	12.42

Communications	11.36

Financial	11.12

Industrial	10.19

Consumer Cyclical	8.95

Utilities	4.26

Basic Materials	2.92

Diversified	0.05

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.34%

AT&T Inc.	1.92

Johnson & Johnson	1.90

Microsoft Corp.	1.89

Procter & Gamble Co. (The)	1.82

Chevron Corp.	1.78

International Business Machines Corp.	1.70

Wal-Mart Stores Inc.	1.50

General Electric Co.	1.36

Coca-Cola Co. (The)	1.31

TOTAL	19.52%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (34.32)%, while the total return for the Growth Index was (34.28)%.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

iShares Russell 1000 Growth Index Fund (Continued)

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	28.09%

Technology	21.54

Industrial	11.75

Communications	11.32

Consumer Cyclical	11.13

Energy	8.16

Financial	3.21

Basic Materials	2.95

Utilities	1.68

Diversified	0.03

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Microsoft Corp.	3.55%

International Business Machines Corp.	3.20

Cisco Systems Inc.	2.38

Wal-Mart Stores Inc.	2.27

Apple Inc.	2.23

Google Inc. Class A	1.98

Hewlett-Packard Co.	1.90

PepsiCo Inc.	1.85

Philip Morris International Inc.	1.80

Intel Corp.	1.79

TOTAL	22.95%

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (42.35)%, while the total return for the Value Index was (42.42)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.34%

Financial	20.20

Energy	17.75

Communications	11.42

Industrial	8.41

Utilities	7.21

Consumer Cyclical	6.46

Basic Materials	2.85

Technology	2.01

Diversified	0.07

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.59%

AT&T Inc.	4.11

Chevron Corp.	3.82

Johnson & Johnson	3.00

General Electric Co.	2.92

JPMorgan Chase & Co.	2.71

Pfizer Inc.	2.53

Procter & Gamble Co. (The)	2.45

Verizon Communications Inc.	2.36

ConocoPhillips	1.66

TOTAL	33.15%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period.

Within the Index, sector performance was negative across all sectors during the reporting period. The financials sector was the weakest-performing sector, followed by the industrials and energy sectors. The materials sector also experienced a significant decline, although the sector represented less than 5% of the Index as of the end of the period. The health care sector fared the best on a relative basis, as this group endured the most modest decline.

Within the Growth Index, the largest detractors from performance from a sector standpoint were information technology, industrials, and energy. Financials and materials also declined significantly, but each represented less than 5% of the Growth Index as of the end of the reporting period. Again, the health care sector fared the best on a relative basis, as this group endured the most modest decline among the sectors.

Within the Value Index, the financials sector was the poorest-performing sector by far during the reporting period. The energy and industrials sectors also contributed negatively to performance. Health care and utilities fared the best on a relative basis, although both groups still suffered double-digit declines.

The majority of the Fund’s ten largest holdings as of March 31, 2009, declined for the reporting period. General Electric Co. experienced the steepest share price loss by far. Software giant Microsoft Corp. and consumer staples company The Procter & Gamble Co. also experienced substantial declines, as did telecommunications company AT&T Inc. Discount retailer Wal-Mart Stores Inc. posted a modest positive return, benefiting from shoppers trading down in their shopping habits in the weak economic environment.

Among the Growth Fund’s ten largest holdings, most posted negative returns for the reporting period. Technology companies Microsoft Corp., Cisco Systems Inc., Hewlett-Packard Co., Intel Corp., and Apple Inc. all logged meaningful declines. Discount retailer Wal-Mart Stores Inc. posted a modest positive return.

Among the Value Fund’s ten largest holdings, performance was negative for the reporting period. General Electric Co. logged the most substantial decline among the ten largest holdings. Diversified oil companies ConocoPhillips, Chevron Corp., and Exxon Mobil Corp. also declined notably, as did financial company JPMorgan Chase & Co. and The Procter & Gamble Co.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of March 31, 2009

	Average Annual Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(37.33)%	(37.51)%	(37.50)%	(5.24)%	(5.27)%	(5.24)%	(0.06)%	(0.09)%	0.08%
Russell 2000 Growth	(36.24)%	(36.49)%	(36.36)%	(5.43)%	(5.49)%	(5.37)%	(5.93)%	(5.97)%	(5.78)%
Russell 2000 Value	(38.70)%	(38.81)%	(38.89)%	(5.37)%	(5.42)%	(5.30)%	3.41%	3.38%	3.60%

	Cumulative Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(37.33)%	(37.51)%	(37.50)%	(23.60)%	(23.73)%	(23.61)%	(0.52)%	(0.83)%	0.67%
Russell 2000 Growth	(36.24)%	(36.49)%	(36.36)%	(24.36)%	(24.59)%	(24.10)%	(41.21)%	(41.40)%	(40.39)%
Russell 2000 Value	(38.70)%	(38.81)%	(38.89)%	(24.13)%	(24.32)%	(23.82)%	33.84%	33.51%	35.96%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (37.33)%, while the total return for the Index was (37.50)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.23%

Financial	19.92

Industrial	13.80

Consumer Cyclical	12.09

Technology	10.07

Communications	8.14

Utilities	4.86

Energy	3.52

Basic Materials	3.19

Diversified	0.01

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Myriad Genetics Inc.	0.64%

Alexion Pharmaceuticals Inc.	0.49

Ralcorp Holdings Inc.	0.48

Sybase Inc.	0.38

OSI Pharmaceuticals Inc.	0.35

ITC Holdings Corp.	0.34

Watson Wyatt Worldwide Inc.	0.33

Waste Connections Inc.	0.32

Wendy’s/Arby’s Group Inc. Class A	0.31

Aspen Insurance Holdings Ltd.	0.30

TOTAL	3.94%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000 Index and measures the performance of equity securities of Russell 2000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (36.24)%, while the total return for the Growth Index was (36.36)%.

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

iShares Russell 2000 Growth Index Fund (Continued)

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	34.08%

Industrial	16.00

Technology	14.59

Consumer Cyclical	12.02

Communications	10.30

Energy	5.42

Financial	4.56

Basic Materials	1.97

Utilities	0.93

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Myriad Genetics Inc.	1.28%

Alexion Pharmaceuticals Inc.	0.97

OSI Pharmaceuticals Inc.	0.69

ITC Holdings Corp.	0.68

Waste Connections Inc.	0.64

Sybase Inc.	0.64

Aeropostale Inc.	0.56

Immucor Inc.	0.55

United Therapeutics Corp.	0.55

Netflix Inc.	0.55

TOTAL	7.11%

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000 Index and measures the performance of equity securities of Russell 2000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (38.70)%, while the total return for the Value Index was (38.89)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Financial	35.39%

Consumer Non-Cyclical	14.30

Consumer Cyclical	12.11

Industrial	11.62

Utilities	8.80

Communications	5.95

Technology	5.51

Basic Materials	4.43

Energy	1.64

Diversified	0.01

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Ralcorp Holdings Inc.	0.86%

Aspen Insurance Holdings Ltd.	0.61

Realty Income Corp.	0.60

Piedmont Natural Gas Co.	0.60

Westar Energy Inc.	0.58

Senior Housing Properties Trust	0.53

WGL Holdings Inc.	0.51

Validus Holdings Ltd.	0.48

IPC Holdings Ltd.	0.48

Platinum Underwriters Holdings Ltd.	0.48

TOTAL	5.73%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period.

Within the Index, sector performance was negative for the reporting period. The financials sector, which represented approximately 20% of the Index as of the end of the period, was the largest detractor from performance. The industrials sector also declined notably, as did the consumer discretionary sector, which typically performs poorly in weak economic environments. Information technology, which represented one of the larger sectors within the Index, also declined as a group. Utilities experienced the most modest decline among the sectors.

Within the Growth Index, the industrials and health care sectors were the most significant detractors from performance for the reporting period. The energy and information technology sectors also contributed negatively to performance. Consumer staples stocks fared the best as a group, suffering the smallest decline among the sectors.

Within the Value Index, the financials sector was the most significant detractor from performance by far, followed by the consumer discretionary sector and industrials sector. The utilities sector was the most resilient, registering a single-digit negative return during the period.

Among the Fund’s ten largest holdings as of March 31, 2009, six delivered negative returns for the reporting period. On the positive side, Myriad Genetics Inc. logged a triple-digit return. Pharmaceutical companies Alexion Pharmaceuticals Inc. and OSI Pharmaceuticals Inc. also produced notable positive returns. On the negative side, the Class A Shares of restaurant chain Wendy’s/Arby’s Group Inc. declined notably. Waste Connections Inc. and ITC Holdings Corp. also produced negative returns, as did Aspen Insurance Holdings Ltd.

Among the Growth Fund’s ten largest holdings, performance was mixed for the reporting period. The strongest performer by far was Myriad Genetics Inc. Alexion Pharmaceuticals Inc. and Netflix Inc. posted double-digit returns, as did Immucor Inc. United Therapeutics Corp., Waste Connections Inc., and ITC Holdings Corp. were among the larger decliners for the reporting period.

Among the Value Fund’s ten largest holdings, utilities company WGL Holdings Inc. posted a modest gain for the reporting period, as did reinsurance company Validus Holdings Ltd. On the negative side, real estate firms Senior Housing Properties Trust and Realty Income Corp. both declined notably, followed by Westar Energy Inc.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
Russell 1000
Actual	$1,000.00	$ 694.80	0.15%	$0.63
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	740.20	0.20	0.87
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 1000 Value
Actual	1,000.00	648.60	0.20	0.82
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 2000
Actual	1,000.00	629.80	0.20	0.81
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
Russell 2000 Growth
Actual	$1,000.00	$ 656.00	0.25%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 2000 Value
Actual	1,000.00	605.50	0.25	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,154,165	0.13%

		5,154,165	0.13

AEROSPACE & DEFENSE
United Technologies Corp.	486,169	20,895,544	0.54
Other securities[a]		59,446,448	1.52

		80,341,992	2.06

AGRICULTURE
Altria Group Inc.	1,046,240	16,760,765	0.43
Monsanto Co.	274,565	22,816,351	0.58
Philip Morris International Inc.	1,054,636	37,523,949	0.96
Other securities[a]		20,822,146	0.54

		97,923,211	2.51

AIRLINES
Other securities[a]		5,397,139	0.14

		5,397,139	0.14

APPAREL
Other securities[a]		16,608,959	0.43

		16,608,959	0.43

AUTO MANUFACTURERS
Other securities[a]		8,488,249	0.22

		8,488,249	0.22

AUTO PARTS & EQUIPMENT
Other securities[a]		6,697,060	0.17

		6,697,060	0.17

BANKS
Bank of America Corp.	3,162,760	21,570,023	0.55
Bank of New York Mellon Corp. (The)	571,421	16,142,643	0.41
Wells Fargo & Co.	2,110,542	30,054,118	0.77
Other securities[a]		60,285,426	1.55

		128,052,210	3.28

BEVERAGES
Coca-Cola Co. (The)	1,161,264	51,037,553	1.31
PepsiCo Inc.	792,997	40,823,486	1.05
Other securities[a]		12,677,396	0.32

		104,538,435	2.68

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	510,891	$25,299,322	0.65%
Other securities[a]		35,663,288	0.91

		60,962,610	1.56

BUILDING MATERIALS
Other securities[a]		4,726,502	0.12

		4,726,502	0.12

CHEMICALS
Other securities[a]		64,968,080	1.67

		64,968,080	1.67

COAL
Other securities[a]		8,190,895	0.21

		8,190,895	0.21

COMMERCIAL SERVICES
Other securities[a]		69,384,217	1.78

		69,384,217	1.78

COMPUTERS
Apple Inc.[b]	440,759	46,332,586	1.19
Hewlett-Packard Co.	1,232,600	39,517,156	1.01
International Business Machines Corp.	686,652	66,529,712	1.70
Other securities[a]		47,453,862	1.22

		199,833,316	5.12

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,506,973	70,963,359	1.82
Other securities[a]		21,400,448	0.55

		92,363,807	2.37

DISTRIBUTION & WHOLESALE
Other securities[a]		10,475,933	0.27

		10,475,933	0.27

DIVERSIFIED FINANCIAL SERVICES
Goldman Sachs Group Inc. (The)	221,244	23,456,289	0.60
JPMorgan Chase & Co.	1,851,747	49,219,435	1.26
Other securities[a]		77,750,721	2.00

		150,426,445	3.86

ELECTRIC
Other securities[a]		150,831,894	3.87

		150,831,894	3.87

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$17,438,905	0.45%

		17,438,905	0.45

ELECTRONICS
Other securities[a]		29,543,265	0.76

		29,543,265	0.76

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,756,096	0.10

		3,756,096	0.10

ENGINEERING & CONSTRUCTION
Other securities[a]		12,382,529	0.32

		12,382,529	0.32

ENTERTAINMENT
Other securities[a]		4,637,147	0.12

		4,637,147	0.12

ENVIRONMENTAL CONTROL
Other securities[a]		12,069,668	0.31

		12,069,668	0.31

FOOD
Kraft Foods Inc. Class A	734,303	16,367,614	0.42
Other securities[a]		60,942,083	1.56

		77,309,697	1.98

FOREST PRODUCTS & PAPER
Other securities[a]		9,665,400	0.25

		9,665,400	0.25

GAS
Other securities[a]		13,139,699	0.34

		13,139,699	0.34

HAND & MACHINE TOOLS
Other securities[a]		4,130,927	0.11

		4,130,927	0.11

HEALTH CARE - PRODUCTS
Baxter International Inc.	313,420	16,053,372	0.41
Johnson & Johnson	1,408,916	74,108,982	1.90
Medtronic Inc.	561,027	16,533,466	0.42
Other securities[a]		62,916,105	1.62

		169,611,925	4.35

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$46,843,959	1.20%

		46,843,959	1.20

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,960,158	0.05

		1,960,158	0.05

HOME BUILDERS
Other securities[a]		7,126,959	0.18

		7,126,959	0.18

HOME FURNISHINGS
Other securities[a]		1,482,258	0.04

		1,482,258	0.04

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		19,225,732	0.49

		19,225,732	0.49

HOUSEWARES
Other securities[a]		1,301,767	0.03

		1,301,767	0.03

INSURANCE
Other securities[a]		101,325,447	2.60

		101,325,447	2.60

INTERNET
Google Inc. Class Ab	118,407	41,212,740	1.06
Other securities[a]		46,747,848	1.20

		87,960,588	2.26

INVESTMENT COMPANIES
Other securities[a]		355,223	0.01

		355,223	0.01

IRON & STEEL
Other securities[a]		12,011,456	0.31

		12,011,456	0.31

LEISURE TIME
Other securities[a]		6,942,300	0.18

		6,942,300	0.18

LODGING
Other securities[a]		5,554,252	0.14

		5,554,252	0.14

MACHINERY
Other securities[a]		27,241,096	0.70

		27,241,096	0.70

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	5,260,459	$53,183,240	1.36%
3M Co.	351,832	17,493,087	0.45
Other securities[a]		54,228,845	1.39

		124,905,172	3.20

MEDIA
Comcast Corp. Class A	1,400,761	19,106,380	0.49
Walt Disney Co. (The)	951,761	17,283,980	0.44
Other securities[a]		56,099,129	1.44

		92,489,489	2.37

METAL FABRICATE & HARDWARE
Other securities[a]		5,875,302	0.15

		5,875,302	0.15

MINING
Other securities[a]		26,749,358	0.69

		26,749,358	0.69

MISCELLANEOUS - MANUFACTURING
Other securities[a]		144,923	0.00

		144,923	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,487,276	0.11

		4,487,276	0.11

OFFICE FURNISHINGS
Other securities[a]		152,274	0.00

		152,274	0.00

OIL & GAS
Chevron Corp.	1,034,063	69,530,396	1.78
ConocoPhillips	771,409	30,208,376	0.77
Exxon Mobil Corp.	2,487,657	169,409,442	4.34
Occidental Petroleum Corp.	410,628	22,851,448	0.59
Other securities[a]		118,647,842	3.05

		410,647,504	10.53

OIL & GAS SERVICES
Schlumberger Ltd.	596,852	24,244,128	0.62
Other securities[a]		30,966,091	0.80

		55,210,219	1.42

PACKAGING & CONTAINERS
Other securities[a]		10,530,140	0.27

		10,530,140	0.27

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	771,678	$36,809,041	0.94%
Bristol-Myers Squibb Co.	988,915	21,677,017	0.56
Eli Lilly and Co.	499,259	16,680,243	0.43
Gilead Sciences Inc.[b]	460,828	21,345,553	0.55
Merck & Co. Inc.	1,073,614	28,719,175	0.74
Pfizer Inc.	3,382,201	46,065,578	1.18
Schering-Plough Corp.	809,980	19,075,029	0.49
Wyeth	666,873	28,702,214	0.74
Other securities[a]		51,677,464	1.31

		270,751,314	6.94

PIPELINES
Other securities[a]		14,958,224	0.38

		14,958,224	0.38

REAL ESTATE
Other securities[a]		1,718,538	0.04

		1,718,538	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		42,043,777	1.08

		42,043,777	1.08

RETAIL
CVS Caremark Corp.	714,053	19,629,317	0.50
Home Depot Inc.	844,277	19,891,166	0.51
McDonald’s Corp.	566,903	30,935,897	0.79
Wal-Mart Stores Inc.	1,121,688	58,439,945	1.50
Other securities[a]		139,593,291	3.58

		268,489,616	6.88

SAVINGS & LOANS
Other securities[a]		9,935,476	0.25

		9,935,476	0.25

SEMICONDUCTORS
Intel Corp.	2,863,745	43,099,362	1.10
Other securities[a]		59,442,854	1.53

		102,542,216	2.63

SOFTWARE
Microsoft Corp.	4,013,517	73,728,307	1.89
Oracle Corp.[b]	1,947,471	35,190,801	0.90
Other securities[a]		68,891,142	1.77

		177,810,250	4.56

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	2,970,118	$74,846,974	1.92%
Cisco Systems Inc.[b]	2,953,218	49,525,466	1.27
QUALCOMM Inc.	809,538	31,499,124	0.81
Verizon Communications Inc.	1,425,168	43,040,074	1.10
Other securities[a]		58,550,611	1.50

		257,462,249	6.60

TEXTILES
Other securities[a]		2,465,056	0.06

		2,465,056	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,652,341	0.09

		3,652,341	0.09

TRANSPORTATION
United Parcel Service Inc. Class B	341,680	16,817,490	0.43
Other securities[a]		50,745,282	1.30

		67,562,772	1.73

TRUCKING & LEASING
Other securities[a]		484,165	0.01

		484,165	0.01

WATER
Other securities[a]		1,960,557	0.05

		1,960,557	0.05

TOTAL COMMON STOCKS (Cost: $6,412,666,019)		3,891,409,780	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	76,773,441	76,773,441	1.97

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	12,256,964	$12,256,964	0.32%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	3,163,008	3,163,008	0.08

		92,193,413	2.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,193,413)		92,193,413	2.37

TOTAL INVESTMENTS IN SECURITIES (Cost: $6,504,859,432)		3,983,603,193	102.14

Other Assets, Less Liabilities		(83,334,781)	(2.14)

NET ASSETS		$3,900,268,412	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$19,135,325	0.23%

		19,135,325	0.23

AEROSPACE & DEFENSE
Boeing Co. (The)	1,522,164	54,158,595	0.64
Lockheed Martin Corp.	666,098	45,980,745	0.55
United Technologies Corp.	1,123,675	48,295,551	0.57
Other securities[a]		55,982,912	0.67

		204,417,803	2.43

AGRICULTURE
Altria Group Inc.	3,173,271	50,835,801	0.60
Monsanto Co.	1,111,601	92,374,043	1.10
Philip Morris International Inc.	4,271,323	151,973,672	1.80
Other securities[a]		11,397,883	0.14

		306,581,399	3.64

AIRLINES
Other securities[a]		3,876,813	0.05

		3,876,813	0.05

APPAREL
Other securities[a]		55,737,577	0.66

		55,737,577	0.66

AUTO MANUFACTURERS
Other securities[a]		19,742,367	0.23

		19,742,367	0.23

AUTO PARTS & EQUIPMENT
Other securities[a]		9,942,680	0.12

		9,942,680	0.12

BANKS
Other securities[a]		31,110,493	0.37

		31,110,493	0.37

BEVERAGES
Coca-Cola Co. (The)	3,317,126	145,787,688	1.73
PepsiCo Inc.	3,020,055	155,472,431	1.85
Other securities[a]		11,346,499	0.13

		312,606,618	3.71

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Celgene Corp.[b]	928,124	$41,208,706	0.49%
Other securities[a]		97,273,666	1.15

		138,482,372	1.64

BUILDING MATERIALS
Other securities[a]		11,123,547	0.13

		11,123,547	0.13

CHEMICALS
Praxair Inc.	634,258	42,679,221	0.51
Other securities[a]		118,594,939	1.40

		161,274,160	1.91

COAL
Other securities[a]		33,200,667	0.39

		33,200,667	0.39

COMMERCIAL SERVICES
Visa Inc. Class A	906,809	50,418,580	0.60
Other securities[a]		179,236,630	2.13

		229,655,210	2.73

COMPUTERS
Apple Inc.[b]	1,785,363	187,677,359	2.23
Hewlett-Packard Co.	4,992,222	160,050,637	1.90
International Business Machines Corp.	2,781,627	269,511,840	3.20
Other securities[a]		124,193,555	1.47

		741,433,391	8.80

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	1,028,628	60,668,479	0.72
Procter & Gamble Co. (The)	2,265,290	106,672,506	1.27
Other securities[a]		22,498,738	0.26

		189,839,723	2.25

DISTRIBUTION & WHOLESALE
Other securities[a]		25,564,963	0.30

		25,564,963	0.30

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		174,037,632	2.07

		174,037,632	2.07

ELECTRIC
Other securities[a]		140,489,841	1.67

		140,489,841	1.67

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,581,550	$45,200,699	0.54%
Other securities[a]		21,065,091	0.25

		66,265,790	0.79

ELECTRONICS
Other securities[a]		73,969,281	0.88

		73,969,281	0.88

ENERGY - ALTERNATE SOURCES
Other securities[a]		15,226,760	0.18

		15,226,760	0.18

ENGINEERING & CONSTRUCTION
Other securities[a]		42,954,858	0.51

		42,954,858	0.51

ENTERTAINMENT
Other securities[a]		14,175,985	0.17

		14,175,985	0.17

ENVIRONMENTAL CONTROL
Other securities[a]		24,013,574	0.29

		24,013,574	0.29

FOOD
Other securities[a]		90,217,440	1.07

		90,217,440	1.07

FOREST PRODUCTS & PAPER
Other securities[a]		3,858,743	0.05

		3,858,743	0.05

GAS
Other securities[a]		776,111	0.01

		776,111	0.01

HAND & MACHINE TOOLS
Other securities[a]		2,378,783	0.03

		2,378,783	0.03

HEALTH CARE - PRODUCTS
Baxter International Inc.	1,270,840	65,092,425	0.77
Johnson & Johnson	1,501,359	78,971,483	0.94
Medtronic Inc.	2,274,831	67,039,270	0.80
Other securities[a]		182,392,116	2.16

		393,495,294	4.67

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$89,716,620	1.06%

		89,716,620	1.06

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,458,731	0.03

		2,458,731	0.03

HOME BUILDERS
Other securities[a]		1,666,300	0.02

		1,666,300	0.02

HOME FURNISHINGS
Other securities[a]		1,188,096	0.01

		1,188,096	0.01

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		30,314,343	0.36

		30,314,343	0.36

HOUSEWARES
Other securities[a]		1,756,242	0.02

		1,756,242	0.02

INSURANCE
Other securities[a]		26,381,911	0.31

		26,381,911	0.31

INTERNET
Amazon.com Inc.[b]	637,928	46,849,432	0.56
Google Inc. Class Ab	479,571	166,919,482	1.98
Yahoo! Inc.[b]	2,791,489	35,758,974	0.42
Other securities[a]		68,840,389	0.82

		318,368,277	3.78

IRON & STEEL
Other securities[a]		21,301,383	0.25

		21,301,383	0.25

LEISURE TIME
Other securities[a]		9,640,007	0.11

		9,640,007	0.11

LODGING
Other securities[a]		19,373,341	0.23

		19,373,341	0.23

MACHINERY
Other securities[a]		101,160,975	1.20

		101,160,975	1.20

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
Honeywell International Inc.	1,502,049	$41,847,085	0.50%
3M Co.	1,426,625	70,931,795	0.84
Other securities[a]		97,884,753	1.16

		210,663,633	2.50
MEDIA
Other securities[a]		144,135,742	1.71

		144,135,742	1.71

METAL FABRICATE & HARDWARE
Other securities[a]		18,926,860	0.22

		18,926,860	0.22
MINING
Newmont Mining Corp.	969,281	43,385,018	0.52
Other securities[a]		19,286,323	0.22

		62,671,341	0.74

MISCELLANEOUS - MANUFACTURING
Other securities[a]		567,779	0.01

		567,779	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		8,875,452	0.11

		8,875,452	0.11
OIL & GAS
Exxon Mobil Corp.	1,864,709	126,986,683	1.51
Occidental Petroleum Corp.	1,662,495	92,517,847	1.10
Other securities[a]		193,325,760	2.29

		412,830,290	4.90

OIL & GAS SERVICES
Schlumberger Ltd.	2,416,754	98,168,547	1.16
Other securities[a]		109,161,366	1.30

		207,329,913	2.46

PACKAGING & CONTAINERS
Other securities[a]		12,925,659	0.15

		12,925,659	0.15

PHARMACEUTICALS
Abbott Laboratories	3,126,143	149,117,021	1.77
Bristol-Myers Squibb Co.	3,661,066	80,250,567	0.95

Security	Shares	Value	% of Net Assets
Gilead Sciences Inc.[b]	1,868,584	$86,552,811	1.03%
Medco Health Solutions Inc.[b]	1,026,302	42,427,325	0.50
Schering-Plough Corp.	3,284,383	77,347,220	0.92
Other securities[a]		150,660,691	1.79

		586,355,635	6.96

PIPELINES
Other securities[a]		19,271,118	0.23

		19,271,118	0.23

REAL ESTATE
Other securities[a]		3,773,465	0.05

		3,773,465	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		29,603,562	0.35

		29,603,562	0.35

RETAIL
Costco Wholesale Corp.	877,617	40,651,219	0.48
CVS Caremark Corp.	1,563,508	42,980,835	0.51
McDonald’s Corp.	2,082,570	113,645,845	1.35
Target Corp.	1,479,202	50,869,757	0.60
Walgreen Co.	1,853,825	48,125,297	0.57
Wal-Mart Stores Inc.	3,666,695	191,034,810	2.27
Other securities[a]		286,344,984	3.40

		773,652,747	9.18

SAVINGS & LOANS
Other securities[a]		4,851,535	0.06

		4,851,535	0.06

SEMICONDUCTORS
Intel Corp.	10,024,819	150,873,526	1.79
Texas Instruments Inc.	2,679,376	44,236,498	0.53
Other securities[a]		170,569,201	2.02

		365,679,225	4.34

SOFTWARE
Automatic Data Processing Inc.	1,050,123	36,922,325	0.44
Microsoft Corp.	16,258,995	298,677,738	3.55
Oracle Corp.[b]	7,888,911	142,552,622	1.69
Other securities[a]		220,042,998	2.61

		698,195,683	8.29

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Cisco Systems Inc.[b]	11,962,591	$200,612,651	2.38%
Corning Inc.	3,190,174	42,333,609	0.50
QUALCOMM Inc.	3,278,863	127,580,559	1.51
Other securities[a]		101,597,840	1.21

		472,124,659	5.60

TOYS, GAMES & HOBBIES
Other securities[a]		2,637,464	0.03

		2,637,464	0.03

TRANSPORTATION
Union Pacific Corp.	1,046,743	43,031,605	0.51
United Parcel Service Inc. Class B	1,385,480	68,193,326	0.81
Other securities[a]		108,522,294	1.29

		219,747,225	2.61

TRUCKING & LEASING
Other securities[a]		238,411	0.00

		238,411	0.00

TOTAL COMMON STOCKS (Cost: $13,226,332,352)		8,413,968,824	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	263,188,136	263,188,136	3.12
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	42,018,277	42,018,277	0.50

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	5,199,138	$5,199,138	0.06%

		310,405,551	3.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $310,405,551)		310,405,551	3.68

TOTAL INVESTMENTS IN SECURITIES (Cost: $13,536,737,903)		8,724,374,375	103.54

Other Assets, Less Liabilities		(298,418,503)	(3.54)

NET ASSETS		$8,425,955,872	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,459,998	0.02%

		1,459,998	0.02

AEROSPACE & DEFENSE
General Dynamics Corp.	675,307	28,086,018	0.46
United Technologies Corp.	708,962	30,471,187	0.49
Other securities[a]		42,827,809	0.69

		101,385,014	1.64

AGRICULTURE
Archer-Daniels-Midland Co.	1,090,922	30,305,813	0.49
Other securities[a]		44,938,815	0.73

		75,244,628	1.22

AIRLINES
Other securities[a]		15,178,954	0.25

		15,178,954	0.25

APPAREL
Other securities[a]		9,716,485	0.16

		9,716,485	0.16

AUTO MANUFACTURERS
Other securities[a]		12,282,822	0.20

		12,282,822	0.20

AUTO PARTS & EQUIPMENT
Other securities[a]		14,390,434	0.23

		14,390,434	0.23

BANKS
Bank of America Corp.	10,729,723	73,176,711	1.19
Bank of New York Mellon Corp. (The)	1,936,145	54,696,096	0.89
U.S. Bancorp	2,946,304	43,045,501	0.70
Wells Fargo & Co.	7,148,237	101,790,895	1.65
Other securities[a]		135,493,681	2.19

		408,202,884	6.62

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	1,159,902	$50,977,693	0.83%
Other securities[a]		41,895,324	0.68

		92,873,017	1.51

BIOTECHNOLOGY
Amgen Inc.[b]	1,730,611	85,699,857	1.39
Other securities[a]		5,120,294	0.08

		90,820,151	1.47

BUILDING MATERIALS
Other securities[a]		6,800,166	0.11

		6,800,166	0.11

CHEMICALS
E.I. du Pont de Nemours and Co.	1,525,497	34,064,348	0.55
Other securities[a]		50,882,070	0.83

		84,946,418	1.38

COMMERCIAL SERVICES
Other securities[a]		42,492,829	0.69

		42,492,829	0.69

COMPUTERS
Other securities[a]		56,853,540	0.92

		56,853,540	0.92

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	3,211,267	151,218,563	2.45
Other securities[a]		2,894,713	0.05

		154,113,276	2.50

DISTRIBUTION & WHOLESALE
Other securities[a]		13,840,589	0.22

		13,840,589	0.22

DIVERSIFIED FINANCIAL SERVICES
Goldman Sachs Group Inc. (The)	669,934	71,026,403	1.15
JPMorgan Chase & Co.	6,273,315	166,744,713	2.71
Morgan Stanley	1,668,513	37,992,041	0.62
Other securities[a]		88,340,647	1.43

		364,103,804	5.91

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	979,281	$30,347,918	0.49%
Duke Energy Corp.	2,142,593	30,681,932	0.50
Exelon Corp.	556,066	25,239,836	0.41
FPL Group Inc.	691,214	35,065,286	0.57
Southern Co.	1,299,034	39,776,421	0.65
Other securities[a]		232,180,507	3.76

		393,291,900	6.38

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		3,711,194	0.06

		3,711,194	0.06

ELECTRONICS
Other securities[a]		38,148,653	0.62

		38,148,653	0.62

ENGINEERING & CONSTRUCTION
Other securities[a]		6,007,744	0.10

		6,007,744	0.10

ENTERTAINMENT
Other securities[a]		3,738,730	0.06

		3,738,730	0.06

ENVIRONMENTAL CONTROL
Other securities[a]		20,750,387	0.34

		20,750,387	0.34

FOOD
General Mills Inc.	519,707	25,922,985	0.42
Kraft Foods Inc. Class A	2,488,121	55,460,217	0.90
Other securities[a]		104,954,596	1.70

		186,337,798	3.02

FOREST PRODUCTS & PAPER
Other securities[a]		29,365,856	0.48

		29,365,856	0.48

GAS
Other securities[a]		44,077,693	0.72

		44,077,693	0.72

HAND & MACHINE TOOLS
Other securities[a]		11,894,241	0.19

		11,894,241	0.19

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Covidien Ltd.	846,618	$28,141,582	0.46%
Johnson & Johnson	3,517,798	185,036,175	3.00
Other securities[a]		32,494,006	0.53

		245,671,763	3.99

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,313,947	27,500,911	0.45
WellPoint Inc.[b]	762,662	28,958,276	0.47
Other securities[a]		27,194,704	0.44

		83,653,891	1.36

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		4,460,210	0.07

		4,460,210	0.07

HOME BUILDERS
Other securities[a]		22,715,455	0.37

		22,715,455	0.37

HOME FURNISHINGS
Other securities[a]		4,080,605	0.07

		4,080,605	0.07

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		39,970,802	0.65

		39,970,802	0.65

HOUSEWARES
Other securities[a]		3,007,979	0.05

		3,007,979	0.05

INSURANCE
Chubb Corp.	619,581	26,220,668	0.43
Travelers Companies Inc. (The)	1,023,824	41,608,207	0.68
Other securities[a]		253,189,593	4.10

		321,018,468	5.21

INTERNET
Other securities[a]		31,661,124	0.51

		31,661,124	0.51

INVESTMENT COMPANIES
Other securities[a]		1,185,015	0.02

		1,185,015	0.02

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$22,758,107	0.37%

		22,758,107	0.37

LEISURE TIME
Other securities[a]		15,403,819	0.25

		15,403,819	0.25

LODGING
Other securities[a]		2,484,315	0.04

		2,484,315	0.04

MACHINERY
Other securities[a]		7,665,461	0.12

		7,665,461	0.12

MANUFACTURING
General Electric Co.	17,821,296	180,173,303	2.92
Other securities[a]		66,632,094	1.08

		246,805,397	4.00

MEDIA
Comcast Corp. Class A	3,360,451	45,836,552	0.74
Time Warner Inc.	1,805,430	34,844,799	0.57
Walt Disney Co. (The)	2,850,833	51,771,127	0.84
Other securities[a]		61,025,026	0.99

		193,477,504	3.14

METAL FABRICATE & HARDWARE
Other securities[a]		4,099,222	0.07

		4,099,222	0.07

MINING
Freeport-McMoRan Copper & Gold Inc.	696,820	26,555,810	0.43
Other securities[a]		11,671,503	0.19

		38,227,313	0.62

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		7,698,915	0.12

		7,698,915	0.12

OFFICE FURNISHINGS
Other securities[a]		518,580	0.01

		518,580	0.01

Security	Shares	Value	% of Net Assets
OIL & GAS
Anadarko Petroleum Corp.	792,930	$30,837,048	0.50%
Apache Corp.	564,867	36,202,326	0.59
Chevron Corp.	3,503,184	235,554,092	3.82
ConocoPhillips	2,612,800	102,317,248	1.66
Devon Energy Corp.	755,581	33,766,915	0.55
Exxon Mobil Corp.	6,868,562	467,749,072	7.59
Marathon Oil Corp.	1,199,271	31,528,835	0.51
XTO Energy Inc.	835,373	25,579,121	0.41
Other securities[a]		82,843,447	1.34

		1,046,378,104	16.97

OIL & GAS SERVICES
Other securities[a]		13,758,816	0.22

		13,758,816	0.22

PACKAGING & CONTAINERS
Other securities[a]		24,829,680	0.40

		24,829,680	0.40

PHARMACEUTICALS
Eli Lilly and Co.	1,530,991	51,150,409	0.83
Merck & Co. Inc.	2,597,221	69,475,662	1.13
Pfizer Inc.	11,458,155	156,060,071	2.53
Wyeth	2,258,683	97,213,716	1.58
Other securities[a]		53,374,508	0.86

		427,274,366	6.93

PIPELINES
Other securities[a]		34,647,502	0.56

		34,647,502	0.56

REAL ESTATE
Other securities[a]		2,715,356	0.04

		2,715,356	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		118,445,479	1.92

		118,445,479	1.92

RETAIL
CVS Caremark Corp.	1,113,936	30,622,101	0.50
Home Depot Inc.	2,864,088	67,477,913	1.09
Lowe’s Companies Inc.	2,351,123	42,907,995	0.70

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Wal-Mart Stores Inc.	733,256	$38,202,638	0.62%
Other securities[a]		82,858,828	1.34

		262,069,475	4.25

SAVINGS & LOANS
Other securities[a]		29,640,317	0.48

		29,640,317	0.48

SEMICONDUCTORS
Other securities[a]		41,169,648	0.67

		41,169,648	0.67

SOFTWARE
Other securities[a]		18,487,394	0.30

		18,487,394	0.30

TELECOMMUNICATIONS
AT&T Inc.	10,062,135	253,565,802	4.11
Verizon Communications Inc.	4,828,092	145,808,378	2.36
Other securities[a]		78,158,031	1.28

		477,532,211	7.75

TEXTILES
Other securities[a]		8,364,708	0.14

		8,364,708	0.14

TOYS, GAMES & HOBBIES
Other securities[a]		10,168,547	0.16

		10,168,547	0.16

TRANSPORTATION
Other securities[a]		45,317,654	0.74

		45,317,654	0.74

TRUCKING & LEASING
Other securities[a]		1,475,657	0.02

		1,475,657	0.02

WATER
Other securities[a]		6,601,139	0.11

		6,601,139	0.11

TOTAL COMMON STOCKS (Cost: $10,894,272,056)		6,147,469,203	99.72

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	123,652,848	$123,652,848	2.01%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	19,741,314	19,741,314	0.32
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	10,392,883	10,392,883	0.17

		153,787,045	2.50

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,787,045)		153,787,045	2.50

TOTAL INVESTMENTS IN SECURITIES (Cost: $11,048,059,101)		6,301,256,248	102.22

Other Assets, Less Liabilities		(136,566,586)	(2.22)

NET ASSETS		$6,164,689,662	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,493,324	0.10%

		7,493,324	0.10

AEROSPACE & DEFENSE
Other securities[a]		105,138,577	1.34

		105,138,577	1.34

AGRICULTURE
Other securities[a]		29,689,305	0.38

		29,689,305	0.38

AIRLINES
Other securities[a]		55,255,957	0.71

		55,255,957	0.71

APPAREL
Other securities[a]		98,308,626	1.25

		98,308,626	1.25

AUTO MANUFACTURERS
Other securities[a]		4,535,180	0.06

		4,535,180	0.06

AUTO PARTS & EQUIPMENT
Other securities[a]		25,543,362	0.33

		25,543,362	0.33

BANKS
FirstMerit Corp.	1,000,906	18,216,489	0.23
Other securities[a]		495,141,279	6.32

		513,357,768	6.55

BEVERAGES
Other securities[a]		21,209,819	0.27

		21,209,819	0.27

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b,c]	1,011,099	38,077,988	0.49
Myriad Genetics Inc.[b]	1,104,889	50,239,303	0.64
Other securities[a]		197,307,915	2.52

		285,625,206	3.65

BUILDING MATERIALS
Other securities[a]		46,866,499	0.60

		46,866,499	0.60

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$115,282,749	1.47%

		115,282,749	1.47

COAL
Other securities[a]		8,041,969	0.10

		8,041,969	0.10

COMMERCIAL SERVICES
Corinthian Colleges Inc.[b,c]	1,054,007	20,500,436	0.26
Watson Wyatt Worldwide Inc.	528,112	26,072,889	0.33
Other securities[a]		444,519,972	5.68

		491,093,297	6.27

COMPUTERS
MICROS Systems Inc.[b]	1,008,160	18,903,000	0.24
Other securities[a]		186,602,240	2.38

		205,505,240	2.62

COSMETICS & PERSONAL CARE
Other securities[a]		14,703,074	0.19

		14,703,074	0.19

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	509,024	16,863,965	0.22
Other securities[a]		50,998,743	0.65

		67,862,708	0.87

DIVERSIFIED FINANCIAL SERVICES
Knight Capital Group Inc. Class Ab	1,163,212	17,145,745	0.22
Other securities[a]		128,447,951	1.64

		145,593,696	1.86

ELECTRIC
ITC Holdings Corp.	611,703	26,682,485	0.34
Westar Energy Inc.	1,297,672	22,748,190	0.29
Other securities[a]		163,883,172	2.09

		213,313,847	2.72

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		73,879,408	0.94

		73,879,408	0.94

ELECTRONICS
Other securities[a]		177,457,062	2.26

		177,457,062	2.26

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$21,473,324	0.27%

		21,473,324	0.27

ENGINEERING & CONSTRUCTION
Other securities[a]		63,000,619	0.80

		63,000,619	0.80

ENTERTAINMENT
Macrovision Solutions Corp.[b]	1,020,670	18,157,719	0.23
Other securities[a]		47,676,861	0.61

		65,834,580	0.84

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	986,185	25,344,955	0.32
Other securities[a]		62,646,459	0.80

		87,991,414	1.12

FOOD
Flowers Foods Inc.	956,996	22,470,266	0.29
Ralcorp Holdings Inc.[b]	695,694	37,483,993	0.48
Other securities[a]		137,579,308	1.75

		197,533,567	2.52

FOREST PRODUCTS & PAPER
Other securities[a]		46,542,344	0.59

		46,542,344	0.59

GAS
New Jersey Resources Corp.	519,012	17,636,028	0.23
Nicor Inc.	558,779	18,568,226	0.24
Piedmont Natural Gas Co.	908,670	23,525,466	0.30
WGL Holdings Inc.	612,360	20,085,408	0.26
Other securities[a]		51,458,488	0.65

		131,273,616	1.68

HAND & MACHINE TOOLS
Other securities[a]		31,580,324	0.40

		31,580,324	0.40

HEALTH CARE - PRODUCTS
Haemonetics Corp.[b]	318,380	17,536,370	0.22
Immucor Inc.[b]	866,919	21,803,013	0.28
Steris Corp.	724,758	16,872,366	0.21

Security	Shares	Value	% of Net Assets
Thoratec Corp.[b,c]	674,354	$17,324,154	0.22%
Other securities[a]		236,344,534	3.02

		309,880,437	3.95

HEALTH CARE - SERVICES
AMERIGROUP Corp.[b]	662,764	18,252,521	0.23
Other securities[a]		138,926,690	1.78

		157,179,211	2.01

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		484,378	0.01

		484,378	0.01

HOME BUILDERS
Other securities[a]		23,133,714	0.30

		23,133,714	0.30

HOME FURNISHINGS
Other securities[a]		36,496,317	0.47

		36,496,317	0.47

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		51,157,053	0.65

		51,157,053	0.65

HOUSEWARES
Other securities[a]		3,564,814	0.05

		3,564,814	0.05

INSURANCE
Aspen Insurance Holdings Ltd.	1,057,049	23,741,321	0.30
IPC Holdings Ltd.	690,773	18,678,502	0.24
Platinum Underwriters Holdings Ltd.	657,141	18,636,519	0.24
ProAssurance Corp.[b]	396,816	18,499,562	0.24
Validus Holdings Ltd.	797,596	18,887,073	0.24
Other securities[a]		239,338,903	3.05

		337,781,880	4.31

INTERNET
Netflix Inc.[b,c]	499,397	21,434,119	0.27
Other securities[a]		232,928,533	2.98

		254,362,652	3.25

INVESTMENT COMPANIES
Other securities[a]		35,258,668	0.45

		35,258,668	0.45

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$4,813,018	0.06%

		4,813,018	0.06

LEISURE TIME
Other securities[a]		38,400,102	0.49

		38,400,102	0.49

LODGING
Other securities[a]		12,547,956	0.16

		12,547,956	0.16

MACHINERY
Other securities[a]		115,692,680	1.48

		115,692,680	1.48

MANUFACTURING
Other securities[a]		152,555,954	1.95

		152,555,954	1.95

MEDIA
Other securities[a]		32,114,983	0.41

		32,114,983	0.41

METAL FABRICATE & HARDWARE
Other securities[a]		60,978,344	0.78

		60,978,344	0.78

MINING
Compass Minerals International Inc.	400,963	22,602,284	0.29
Royal Gold Inc.	361,979	16,926,138	0.22
Other securities[a]		44,358,230	0.56

		83,886,652	1.07

OFFICE FURNISHINGS
Other securities[a]		18,805,565	0.24

		18,805,565	0.24

OIL & GAS
Comstock Resources Inc.[b]	563,870	16,803,326	0.21
Concho Resources Inc.[b]	684,610	17,519,170	0.22
EXCO Resources Inc.[b]	1,848,204	18,482,040	0.24
Other securities[a]		127,034,287	1.62

		179,838,823	2.29

OIL & GAS SERVICES
Other securities[a]		67,641,077	0.86

		67,641,077	0.86

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$19,714,296	0.25%

		19,714,296	0.25

PHARMACEUTICALS
Isis Pharmaceuticals Inc.[b,c]	1,117,052	16,766,951	0.21
Onyx Pharmaceuticals Inc.[b]	687,987	19,642,029	0.25
OSI Pharmaceuticals Inc.[b,c]	707,946	27,086,014	0.35
United Therapeutics Corp.[b]	326,488	21,577,592	0.28
Other securities[a]		255,040,160	3.25

		340,112,746	4.34

REAL ESTATE
Other securities[a]		15,187,883	0.19

		15,187,883	0.19

REAL ESTATE INVESTMENT TRUSTS
Highwoods Properties Inc.	786,379	16,844,238	0.22
Realty Income Corp.[c]	1,253,900	23,598,398	0.30
Senior Housing Properties Trust	1,488,919	20,874,644	0.27
Other securities[a]		342,299,009	4.36

		403,616,289	5.15

RETAIL
Aeropostale Inc.[b]	827,913	21,989,369	0.28
Casey’s General Stores Inc.	627,779	16,736,588	0.21
Jack in the Box Inc.[b]	727,430	16,941,845	0.22
Wendy’s/Arby’s Group Inc. Class A	4,907,976	24,687,119	0.31
Other securities[a]		379,159,637	4.84

		459,514,558	5.86

SAVINGS & LOANS
Other securities[a]		110,704,092	1.41

		110,704,092	1.41

SEMICONDUCTORS
PMC-Sierra Inc.[b]	2,707,276	17,272,421	0.22
Other securities[a]		210,469,285	2.69

		227,741,706	2.91

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
SOFTWARE
Allscripts-Misys Healthcare Solutions Inc.	1,806,176	$18,585,551	0.24%
Solera Holdings Inc.[b]	684,586	16,964,041	0.22
Sybase Inc.[b]	981,214	29,720,972	0.38
Other securities[a]		291,131,270	3.71

		356,401,834	4.55

STORAGE & WAREHOUSING
Other securities[a]		4,937,196	0.06

		4,937,196	0.06

TELECOMMUNICATIONS
Polycom Inc.[b]	1,083,767	16,679,174	0.21
Other securities[a]		325,693,227	4.16

		342,372,401	4.37

TEXTILES
Other securities[a]		9,297,780	0.12

		9,297,780	0.12

TOYS, GAMES & HOBBIES
Other securities[a]		21,977,988	0.28

		21,977,988	0.28

TRANSPORTATION
Other securities[a]		137,983,434	1.76

		137,983,434	1.76

TRUCKING & LEASING
Other securities[a]		9,445,663	0.12

		9,445,663	0.12

WATER
Other securities[a]		35,858,779	0.46

		35,858,779	0.46

TOTAL COMMON STOCKS
(Cost: $15,490,153,134)		7,822,427,384	99.83

RIGHTS

INSURANCE
Other securities[a]		100,556	0.00

		100,556	0.00

TOTAL RIGHTS
(Cost: $0)		100,556	0.00

Security	Shares	Value	% of Net Assets
WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		$–	0.00%

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	843,759,797	843,759,797	10.77
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	134,707,185	134,707,185	1.72
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	12,266,443	12,266,443	0.16

		990,733,425	12.65

TOTAL SHORT-TERM INVESTMENTS
(Cost: $990,733,425)		990,733,425	12.65

TOTAL INVESTMENTS IN SECURITIES (Cost: $16,480,886,559)		8,813,261,365	112.48

Other Assets, Less Liabilities		(977,558,118)	(12.48)

NET ASSETS		$7,835,703,247	100.00%

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2009

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,891,883	0.13%

		2,891,883	0.13

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	258,218	7,243,015	0.34
TransDigm Group Inc.[b]	226,021	7,422,530	0.34
Other securities[a]		26,610,694	1.23

		41,276,239	1.91

AGRICULTURE
Other securities[a]		7,525,317	0.35

		7,525,317	0.35

AIRLINES
Other securities[a]		8,467,948	0.39

		8,467,948	0.39

APPAREL
Warnaco Group Inc. (The)[b]	309,401	7,425,624	0.34
Other securities[a]		21,750,880	1.01

		29,176,504	1.35

AUTO MANUFACTURERS
Other securities[a]		1,289,611	0.06

		1,289,611	0.06

AUTO PARTS & EQUIPMENT
Other securities[a]		4,759,732	0.22

		4,759,732	0.22

BANKS
Other securities[a]		20,186,590	0.94

		20,186,590	0.94

BEVERAGES
Other securities[a]		10,212,719	0.47

		10,212,719	0.47

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	555,218	20,909,510	0.97
Bio-Rad Laboratories Inc. Class Ab	128,871	8,492,599	0.39

Security	Shares	Value	% of Net Assets
Myriad Genetics Inc.[b]	606,694	$27,586,376	1.28%
Other securities[a]		90,226,072	4.18

		147,214,557	6.82

BUILDING MATERIALS
Other securities[a]		8,411,782	0.39

		8,411,782	0.39

CHEMICALS
Other securities[a]		22,394,780	1.04

		22,394,780	1.04

COAL
Other securities[a]		4,342,567	0.20

		4,342,567	0.20

COMMERCIAL SERVICES
Corinthian Colleges Inc.[b,c]	578,148	11,244,979	0.52
VistaPrint Ltd.[b,c]	300,142	8,250,904	0.38
Watson Wyatt Worldwide Inc.	193,366	9,546,479	0.44
Other securities[a]		141,452,354	6.56

		170,494,716	7.90

COMPUTERS
Jack Henry & Associates Inc.	470,918	7,685,382	0.36
MICROS Systems Inc.[b]	554,067	10,388,756	0.48
Other securities[a]		58,079,995	2.69

		76,154,133	3.53

COSMETICS & PERSONAL CARE
Other securities[a]		6,182,086	0.29

		6,182,086	0.29

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	254,387	8,427,841	0.39
Other securities[a]		14,597,388	0.68

		23,025,229	1.07

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co. Inc.[c]	123,637	9,130,592	0.42
Other securities[a]		23,931,630	1.11

		33,062,222	1.53

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
ITC Holdings Corp.	335,836	$14,649,166	0.68%
Other securities[a]		4,162,105	0.19

		18,811,271	0.87

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		25,825,776	1.20

		25,825,776	1.20

ELECTRONICS
Other securities[a]		52,109,184	2.42

		52,109,184	2.42

ENERGY - ALTERNATE SOURCES
Other securities[a]		9,731,049	0.45

		9,731,049	0.45

ENGINEERING & CONSTRUCTION
Other securities[a]		11,171,487	0.52

		11,171,487	0.52

ENTERTAINMENT
Other securities[a]		17,743,950	0.82

		17,743,950	0.82

ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	400,399	8,160,132	0.38
Waste Connections Inc.[b]	541,293	13,911,230	0.64
Other securities[a]		22,419,102	1.04

		44,490,464	2.06

FOOD
Flowers Foods Inc.	317,377	7,452,012	0.34
Other securities[a]		21,128,398	0.98

		28,580,410	1.32

FOREST PRODUCTS & PAPER
Other securities[a]		8,033,937	0.37

		8,033,937	0.37

HAND & MACHINE TOOLS
Other securities[a]		3,992,296	0.18

		3,992,296	0.18

HEALTH CARE - PRODUCTS
Haemonetics Corp.[b]	174,844	9,630,408	0.45
Immucor Inc.[b]	475,607	11,961,516	0.55
Masimo Corp.[b]	313,168	9,075,609	0.42

Security	Shares	Value	% of Net Assets
NuVasive Inc.[b,c]	241,822	$7,588,374	0.35%
Steris Corp.	398,008	9,265,626	0.43
Thoratec Corp.[b]	370,334	9,513,880	0.44
West Pharmaceutical Services Inc.	219,930	7,215,903	0.33
Other securities[a]		85,923,996	3.99

		150,175,312	6.96

HEALTH CARE - SERVICES
Other securities[a]		35,620,379	1.65

		35,620,379	1.65

HOME BUILDERS
Other securities[a]		1,988,076	0.09

		1,988,076	0.09

HOME FURNISHINGS
Other securities[a]		12,721,792	0.59

		12,721,792	0.59

HOUSEHOLD PRODUCTS & WARES
Tupperware Brands Corp.	421,678	7,164,309	0.33
Other securities[a]		6,244,772	0.29

		13,409,081	0.62

HOUSEWARES
Other securities[a]		231,575	0.01

		231,575	0.01

INSURANCE
Other securities[a]		10,908,409	0.51

		10,908,409	0.51

INTERNET
CyberSource Corp.[b]	469,873	6,958,819	0.32
Digital River Inc.[b]	252,372	7,525,733	0.35
Netflix Inc.[b,c]	274,542	11,783,343	0.55
Other securities[a]		88,004,494	4.08

		114,272,389	5.30

INVESTMENT COMPANIES
Other securities[a]		103,832	0.00

		103,832	0.00

IRON & STEEL
Other securities[a]		983,604	0.05

		983,604	0.05

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$14,982,125	0.69%

		14,982,125	0.69

LODGING
Other securities[a]		690,898	0.03

		690,898	0.03

MACHINERY
Wabtec Corp.	286,144	7,548,479	0.35
Other securities[a]		35,170,061	1.63

		42,718,540	1.98

MANUFACTURING
Other securities[a]		52,227,952	2.42

		52,227,952	2.42

MEDIA
Other securities[a]		7,244,843	0.34

		7,244,843	0.34

METAL FABRICATE & HARDWARE
Other securities[a]		15,232,476	0.71

		15,232,476	0.71

MINING
Other securities[a]		11,027,623	0.51

		11,027,623	0.51

OFFICE FURNISHINGS
Other securities[a]		5,382,673	0.25

		5,382,673	0.25

OIL & GAS
Comstock Resources Inc.[b]	309,881	9,234,454	0.43
Concho Resources Inc.[b]	375,957	9,620,740	0.45
EXCO Resources Inc.[b]	955,831	9,558,310	0.44
Other securities[a]		47,863,590	2.22

		76,277,094	3.54

OIL & GAS SERVICES
Other securities[a]		26,449,385	1.23

		26,449,385	1.23

PACKAGING & CONTAINERS
Other securities[a]		6,215,099	0.29

		6,215,099	0.29

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Alkermes Inc.[b]	650,272	$7,887,799	0.37%
Auxilium Pharmaceuticals Inc.[b,c]	279,728	7,754,060	0.36
CV Therapeutics Inc.[b]	437,575	8,698,991	0.40
Isis Pharmaceuticals Inc.[b,c]	613,440	9,207,734	0.43
Onyx Pharmaceuticals Inc.[b]	378,145	10,796,040	0.50
OSI Pharmaceuticals Inc.[b]	388,721	14,872,465	0.69
United Therapeutics Corp.[b]	179,818	11,884,172	0.55
Other securities[a]		95,012,284	4.40

		166,113,545	7.70

REAL ESTATE
Other securities[a]		1,017,566	0.05

		1,017,566	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		30,479,306	1.41

		30,479,306	1.41

RETAIL
Aeropostale Inc.[b,c]	454,186	12,063,180	0.56
Wendy’s/Arby’s Group Inc. Class A	2,323,811	11,688,769	0.54
Other securities[a]		103,869,131	4.82

		127,621,080	5.92

SAVINGS & LOANS
Other securities[a]		2,564,210	0.12

		2,564,210	0.12

SEMICONDUCTORS
Other securities[a]		81,599,444	3.78

		81,599,444	3.78

SOFTWARE
Allscripts-Misys Healthcare Solutions Inc.	993,088	10,218,876	0.47
Informatica Corp.[b]	602,075	7,983,515	0.37
Parametric Technology Corp.[b]	743,592	7,421,048	0.34

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Solera Holdings Inc.[b]	375,946	$9,315,942	0.43%
Sybase Inc.[b]	453,570	13,738,635	0.64
Other securities[a]		108,476,278	5.03

		157,154,294	7.28

STORAGE & WAREHOUSING
Other securities[a]		2,267,332	0.11

		2,267,332	0.11

TELECOMMUNICATIONS
InterDigital Inc.[b]	308,228	7,958,447	0.37
Polycom Inc.[b]	552,340	8,500,513	0.39
tw telecom inc.[b]	884,734	7,741,423	0.36
Other securities[a]		73,423,812	3.41

		97,624,195	4.53

TOYS, GAMES & HOBBIES
Marvel Entertainment Inc.[b]	332,616	8,830,955	0.41
Other securities[a]		304,700	0.01

		9,135,655	0.42

TRANSPORTATION
Other securities[a]		41,074,264	1.90

		41,074,264	1.90

TRUCKING & LEASING
Other securities[a]		389,002	0.02

		389,002	0.02

WATER
Other securities[a]		1,228,793	0.06

		1,228,793	0.06

TOTAL COMMON STOCKS
(Cost: $4,113,047,053)		2,154,690,282	99.87

WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	253,530,506	$253,530,506	11.75%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	40,476,425	40,476,425	1.88
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	1,925,909	1,925,909	0.09

		295,932,840	13.72

TOTAL SHORT-TERM INVESTMENTS
(Cost: $295,932,840)		295,932,840	13.72

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,408,979,893)		2,450,623,122	113.59

Other Assets, Less Liabilities		(293,251,818)	(13.59)

NET ASSETS		$2,157,371,304	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,382,927	0.05%

		1,382,927	0.05

AEROSPACE & DEFENSE
Other securities[a]		19,708,098	0.77

		19,708,098	0.77

AGRICULTURE
Other securities[a]		10,418,680	0.41

		10,418,680	0.41

AIRLINES
Other securities[a]		26,075,833	1.02

		26,075,833	1.02

APPAREL
Carter’s Inc.[b]	458,307	8,620,755	0.34
Other securities[a]		20,824,017	0.81

		29,444,772	1.15

AUTO MANUFACTURERS
Other securities[a]		1,431,848	0.06

		1,431,848	0.06

AUTO PARTS & EQUIPMENT
Other securities[a]		11,060,309	0.43

		11,060,309	0.43

BANKS
FirstMerit Corp.	654,757	11,916,577	0.47
Glacier Bancorp Inc.	491,478	7,721,119	0.30
Prosperity Bancshares Inc.	317,410	8,681,163	0.34
UMB Financial Corp.	251,228	10,674,678	0.42
Other securities[a]		272,818,907	10.67

		311,812,444	12.20

BEVERAGES
Other securities[a]		1,686,069	0.07

		1,686,069	0.07

BIOTECHNOLOGY
Other securities[a]		11,404,893	0.45

		11,404,893	0.45

BUILDING MATERIALS
Other securities[a]		20,587,034	0.81

		20,587,034	0.81

Security	Shares	Value	% of Net Assets
CHEMICALS
Olin Corp.	603,952	$8,618,395	0.34%
Sensient Technologies Corp.	389,189	9,145,941	0.36
Other securities[a]		30,923,689	1.20

		48,688,025	1.90

COAL
Other securities[a]		76,009	0.00

		76,009	0.00

COMMERCIAL SERVICES
Aaron Rents Inc.	367,221	9,790,112	0.38
Rent-A-Center Inc.[b]	540,325	10,466,095	0.41
Other securities[a]		98,011,972	3.84

		118,268,179	4.63

COMPUTERS
Perot Systems Corp. Class Ab	700,319	9,020,109	0.35
Other securities[a]		34,955,688	1.37

		43,975,797	1.72

COSMETICS & PERSONAL CARE
Other securities[a]		2,209,653	0.09

		2,209,653	0.09

DISTRIBUTION & WHOLESALE
Other securities[a]		17,017,120	0.67

		17,017,120	0.67

DIVERSIFIED FINANCIAL SERVICES
Knight Capital Group Inc. Class Ab	666,566	9,825,183	0.39
Stifel Financial Corp.[b,c]	206,614	8,948,452	0.35
Other securities[a]		37,034,272	1.44

		55,807,907	2.18

ELECTRIC
Cleco Corp.	487,084	10,564,852	0.41
IDACORP Inc.	365,666	8,541,958	0.33
Portland General Electric Co.	608,274	10,699,540	0.42
UniSource Energy Corp.	278,776	7,858,695	0.31
Westar Energy Inc.	848,867	14,880,639	0.58
Other securities[a]		64,542,018	2.53

		117,087,702	4.58

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$17,591,987	0.69%

		17,591,987	0.69

ELECTRONICS
Other securities[a]		54,125,935	2.12

		54,125,935	2.12

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,350,743	0.09

		2,350,743	0.09

ENGINEERING & CONSTRUCTION
Granite Construction Inc.[c]	267,728	10,034,445	0.39
Other securities[a]		17,841,098	0.70

		27,875,543	1.09

ENTERTAINMENT
Macrovision Solutions Corp.[b]	616,975	10,975,985	0.43
Other securities[a]		10,873,846	0.42

		21,849,831	0.85

ENVIRONMENTAL CONTROL
Other securities[a]		4,522,993	0.18

		4,522,993	0.18

FOOD
Ralcorp Holdings Inc.[b]	408,231	21,995,485	0.86
Other securities[a]		73,203,065	2.86

		95,198,550	3.72

FOREST PRODUCTS & PAPER
Other securities[a]		20,929,490	0.82

		20,929,490	0.82

GAS
New Jersey Resources Corp.	339,540	11,537,569	0.45
Nicor Inc.	365,552	12,147,293	0.48
Northwest Natural Gas Co.	213,924	9,288,580	0.36
Piedmont Natural Gas Co.[c]	594,397	15,388,938	0.60
South Jersey Industries Inc.	240,763	8,426,705	0.33
WGL Holdings Inc.	400,599	13,139,647	0.51
Other securities[a]		15,933,630	0.63

		85,862,362	3.36

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Regal Beloit Corp.	260,334	$7,976,634	0.31%
Other securities[a]		7,951,889	0.31

		15,928,523	0.62

HEALTH CARE - PRODUCTS
Other securities[a]		23,783,842	0.93

		23,783,842	0.93

HEALTH CARE - SERVICES
AMERIGROUP Corp.[b]	433,577	11,940,711	0.47
Magellan Health Services Inc.[b]	296,361	10,799,395	0.42
Other securities[a]		37,549,138	1.47

		60,289,244	2.36

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		319,184	0.01

		319,184	0.01

HOME BUILDERS
Other securities[a]		13,108,927	0.51

		13,108,927	0.51

HOME FURNISHINGS
Other securities[a]		8,758,519	0.34

		8,758,519	0.34

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,474,113	0.68

		17,474,113	0.68

HOUSEWARES
Other securities[a]		2,067,361	0.08

		2,067,361	0.08

INSURANCE
Aspen Insurance Holdings Ltd.	691,375	15,528,282	0.61
IPC Holdings Ltd.	452,963	12,248,120	0.48
Max Capital Group Ltd.	457,181	7,881,800	0.31
Montpelier Re Holdings Ltd.	756,138	9,799,548	0.38
Platinum Underwriters Holdings Ltd.	430,358	12,204,953	0.48
ProAssurance Corp.[b]	259,603	12,102,692	0.47
RLI Corp.	151,104	7,585,421	0.30

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Validus Holdings Ltd.[c]	521,779	$12,355,727	0.48%
Other securities[a]		118,575,746	4.64

		208,282,289	8.15

INTERNET
TIBCO Software Inc.[b]	1,417,014	8,317,872	0.33
Other securities[a]		22,455,896	0.87

		30,773,768	1.20

INVESTMENT COMPANIES
Other securities[a]		22,960,979	0.90

		22,960,979	0.90

IRON & STEEL
Other securities[a]		1,978,149	0.08

		1,978,149	0.08

LEISURE TIME
Other securities[a]		7,327,633	0.29

		7,327,633	0.29

LODGING
Other securities[a]		7,398,945	0.29

		7,398,945	0.29

MACHINERY
Other securities[a]		24,897,741	0.97

		24,897,741	0.97

MANUFACTURING
Other securities[a]		37,524,428	1.47

		37,524,428	1.47

MEDIA
Other securities[a]		12,279,423	0.48

		12,279,423	0.48

METAL FABRICATE & HARDWARE
Other securities[a]		21,823,857	0.85

		21,823,857	0.85

MINING
Royal Gold Inc.	236,788	11,072,207	0.43
Other securities[a]		30,698,567	1.20

		41,770,774	1.63

OFFICE FURNISHINGS
Other securities[a]		5,863,280	0.23

		5,863,280	0.23

OIL & GAS
Other securities[a]		26,869,454	1.05

		26,869,454	1.05

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$12,669,605	0.50%

		12,669,605	0.50

PACKAGING & CONTAINERS
Other securities[a]		5,405,792	0.21

		5,405,792	0.21

PHARMACEUTICALS
Other securities[a]		24,576,053	0.96

		24,576,053	0.96

REAL ESTATE
Other securities[a]		8,729,632	0.34

		8,729,632	0.34

REAL ESTATE INVESTMENTTRUSTS
Corporate Office Properties Trust	339,741	8,435,769	0.33
Highwoods Properties Inc.	486,469	10,420,166	0.41
MFA Financial Inc.	1,803,575	10,605,021	0.42
National Retail Properties Inc.	634,172	10,045,284	0.39
Omega Healthcare Investors Inc.[c]	585,701	8,246,670	0.32
Realty Income Corp.[c]	820,103	15,434,338	0.60
Senior Housing Properties Trust	974,676	13,664,958	0.53
Other securities[a]		151,005,701	5.91

		227,857,907	8.91

RETAIL
Casey’s General Stores Inc.	410,672	10,948,516	0.43
Other securities[a]		137,029,188	5.36

		147,977,704	5.79

SAVINGS & LOANS
First Niagara Financial Group Inc.	959,689	10,460,610	0.41
NewAlliance Bancshares Inc.	878,309	10,311,348	0.40
Other securities[a]		48,516,473	1.90

		69,288,431	2.71

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Other securities[a]		$51,753,302	2.02%

		51,753,302	2.02

SOFTWARE
Other securities[a]		45,640,998	1.78

		45,640,998	1.78

STORAGE & WAREHOUSING
Other securities[a]		524,748	0.02

		524,748	0.02

TELECOMMUNICATIONS
3Com Corp.[b]	3,265,178	10,089,400	0.39
Other securities[a]		97,614,971	3.82

		107,704,371	4.21

TEXTILES
Other securities[a]		6,079,822	0.24

		6,079,822	0.24

TOYS, GAMES & HOBBIES
Other securities[a]		3,507,041	0.14

		3,507,041	0.14

TRANSPORTATION
Other securities[a]		41,309,142	1.62

		41,309,142	1.62

TRUCKING & LEASING
Other securities[a]		5,745,071	0.22

		5,745,071	0.22

WATER
Other securities[a]		21,886,129	0.86

		21,886,129	0.86

TOTAL COMMON STOCKS (Cost: $4,990,054,104)		2,550,586,914	99.76

RIGHTS

INSURANCE
Other securities[a]		69,348	0.00

		69,348	0.00

TOTAL RIGHTS (Cost: $0)
		69,348	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	202,080,419	$202,080,419	7.91%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	32,262,362	32,262,362	1.26
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	5,093,010	5,093,010	0.20

		239,435,791	9.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $239,435,791)		239,435,791	9.37

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,229,489,895)		2,790,092,053	109.13

Other Assets, Less Liabilities		(233,460,808)	(9.13)

NET ASSETS		$2,556,631,245	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	35

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2009

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,412,666,019	$13,226,332,352	$10,894,272,056	$15,490,153,134
Affiliated issuers (Note 2)	92,193,413	310,405,551	153,787,045	990,733,425

Total cost of investments	$6,504,859,432	$13,536,737,903	$11,048,059,101	$16,480,886,559

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$3,891,409,780	$8,413,968,824	$6,147,469,203	$7,822,527,940
Affiliated issuers (Note 2)	92,193,413	310,405,551	153,787,045	990,733,425

Total fair value of investments	3,983,603,193	8,724,374,375	6,301,256,248	8,813,261,365
Receivables:
Investment securities sold	3,356,490	5,356,265	12,911,009	27,692,945
Due from custodian (Note 4)	–	–	–	495,938
Dividends and interest	8,098,784	12,416,765	15,693,193	12,675,786
Capital shares sold	259,585	19,443	–	965,093

Total Assets	3,995,318,052	8,742,166,848	6,329,860,450	8,855,091,127

LIABILITIES
Payables:
Investment securities purchased	5,124,987	9,586,295	20,328,020	31,986,909
Securities related to in-kind transactions (Note 4)	358,715	–	–	–
Collateral for securities on loan (Note 5)	89,030,405	305,206,413	143,394,162	978,466,982
Capital shares redeemed	39,661	56,714	454,821	7,654,499
Investment advisory fees (Note 2)	495,872	1,361,554	993,785	1,279,490

Total Liabilities	95,049,640	316,210,976	165,170,788	1,019,387,880

NET ASSETS	$3,900,268,412	$8,425,955,872	$6,164,689,662	$7,835,703,247

Net assets consist of:
Paid-in capital	$6,688,108,211	$14,314,539,471	$11,853,725,615	$16,478,638,547
Undistributed net investment income	821,832	2,701,065	115,739	–
Accumulated net realized loss	(267,405,392)	(1,078,921,136)	(942,348,839)	(975,310,106)
Net unrealized depreciation	(2,521,256,239)	(4,812,363,528)	(4,746,802,853)	(7,667,625,194)

NET ASSETS	$3,900,268,412	$8,425,955,872	$6,164,689,662	$7,835,703,247

Shares outstanding[b]	89,700,000	238,650,000	151,300,000	185,450,000

Net asset value per share	$43.48	$35.31	$40.74	$42.25

[a]	Securities on loan with values of $86,481,804, $292,480,528, $141,416,204 and $931,629,478, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,113,047,053	$4,990,054,104
Affiliated issuers (Note 2)	295,932,840	239,435,791

Total cost of investments	$4,408,979,893	$5,229,489,895

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,154,690,282	$2,550,656,262
Affiliated issuers (Note 2)	295,932,840	239,435,791

Total fair value of investments	2,450,623,122	2,790,092,053
Receivables:
Investment securities sold	6,160,706	8,535,567
Dividends and interest	1,617,994	6,131,804
Capital shares sold	94,281	14,589

Total Assets	2,458,496,103	2,804,774,013

LIABILITIES
Payables:
Investment securities purchased	6,540,131	13,245,590
Collateral for securities on loan (Note 5)	294,006,931	234,342,781
Capital shares redeemed	136,968	43,304
Investment advisory fees (Note 2)	440,769	511,093

Total Liabilities	301,124,799	248,142,768

NET ASSETS	$2,157,371,304	$2,556,631,245

Net assets consist of:
Paid-in capital	$4,620,833,964	$5,330,152,252
Undistributed net investment income	413,241	236,108
Accumulated net realized loss	(505,519,130)	(334,359,273)
Net unrealized depreciation	(1,958,356,771)	(2,439,397,842)

NET ASSETS	$2,157,371,304	$2,556,631,245

Shares outstanding[b]	46,850,000	64,750,000

Net asset value per share	$46.05	$39.48

[a]	Securities on loan with values of $283,119,187 and $220,010,269, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2009

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$102,052,192	$178,068,270	$258,731,109	$163,908,550
Interest from affiliated issuers (Note 2)	60,663	159,454	116,258	141,897
Securities lending income from affiliated issuers (Note 2)	1,216,710	2,951,194	3,595,154	23,960,602

Total investment income	103,329,565	181,178,918	262,442,521	188,011,049

EXPENSES
Investment advisory fees (Note 2)	6,121,698	22,575,886	15,624,340	20,036,547

Total expenses	6,121,698	22,575,886	15,624,340	20,036,547

Net investment income	97,207,867	158,603,032	246,818,181	167,974,502

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(286,540,559)	(848,971,310)	(1,033,841,477)	(963,540,798)
In-kind redemptions	165,004,492	352,472,070	313,634,004	(566,776,525)

Net realized loss	(121,536,067)	(496,499,240)	(720,207,473)	(1,530,317,323)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,926,447,107)	(4,231,138,611)	(3,623,617,642)	(4,680,960,172)
Short positions (Note 1)	–	–	7	–

Net change in unrealized appreciation (depreciation)	(1,926,447,107)	(4,231,138,611)	(3,623,617,635)	(4,680,960,172)

Net realized and unrealized loss	(2,047,983,174)	(4,727,637,851)	(4,343,825,108)	(6,211,277,495)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,950,775,307)	$(4,569,034,819)	$(4,097,006,927)	$(6,043,302,993)

[a]	Net of foreign withholding tax of $1,692, $–, $3,054 and $42,328, respectively.

See notes to financial statements.

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$21,840,998	$78,846,770
Interest from affiliated issuers (Note 2)	50,045	71,222
Securities lending income from affiliated issuers (Note 2)	7,420,691	6,551,274

Total investment income	29,311,734	85,469,266

EXPENSES
Investment advisory fees (Note 2)	6,797,303	8,108,518

Total expenses	6,797,303	8,108,518

Net investment income	22,514,431	77,360,748

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(422,715,959)	(328,199,272)
In-kind redemptions	118,738,566	94,496,304

Net realized loss	(303,977,393)	(233,702,968)

Net change in unrealized appreciation (depreciation)	(1,041,053,365)	(1,404,013,539)

Net realized and unrealized loss	(1,345,030,758)	(1,637,716,507)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,322,516,327)	$(1,560,355,759)

[a]	Net of foreign withholding tax of $590 and $25,078, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$97,207,867	$63,404,290	$158,603,032	$121,518,429
Net realized gain (loss)	(121,536,067)	430,551,117	(496,499,240)	509,566,078
Net change in unrealized appreciation (depreciation)	(1,926,447,107)	(711,522,168)	(4,231,138,611)	(1,204,316,278)

Net decrease in net assets resulting from operations	(1,950,775,307)	(217,566,761)	(4,569,034,819)	(573,231,771)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(96,745,227)	(63,145,764)	(156,677,524)	(124,189,864)

Total distributions to shareholders	(96,745,227)	(63,145,764)	(156,677,524)	(124,189,864)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,337,963,152	3,996,367,184	4,230,781,129	7,226,155,485
Cost of shares redeemed	(6,100,567,596)	(3,226,898,517)	(3,936,966,256)	(2,167,588,496)

Net increase in net assets from capital share transactions	2,237,395,556	769,468,667	293,814,873	5,058,566,989

INCREASE (DECREASE) IN NET ASSETS	189,875,022	488,756,142	(4,431,897,470)	4,361,145,354

NET ASSETS
Beginning of year	3,710,393,390	3,221,637,248	12,857,853,342	8,496,707,988

End of year	$3,900,268,412	$3,710,393,390	$8,425,955,872	$12,857,853,342

Undistributed net investment income included in net assets at end of year	$821,832	$397,786	$2,701,065	$782,889

SHARES ISSUED AND REDEEMED
Shares sold	143,800,000	52,100,000	99,400,000	120,550,000
Shares redeemed	(105,650,000)	(42,150,000)	(96,400,000)	(37,750,000)

Net increase in shares outstanding	38,150,000	9,950,000	3,000,000	82,800,000

See notes to financial statements.

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Value Index Fund		iShares Russell 2000 Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$246,818,181	$235,905,519	$167,974,502	$131,916,366
Net realized gain (loss)	(720,207,473)	1,059,413,387	(1,530,317,323)	(21,642,825)
Net change in unrealized appreciation (depreciation)	(3,623,617,635)	(2,371,911,361)	(4,680,960,172)	(1,549,118,440)

Net decrease in net assets resulting from operations	(4,097,006,927)	(1,076,592,455)	(6,043,302,993)	(1,438,844,899)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(248,795,837)	(234,068,855)	(173,678,669)	(127,282,511)
Return of capital	–	–	–	(1,022,873)

Total distributions to shareholders	(248,795,837)	(234,068,855)	(173,678,669)	(128,305,384)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,587,876,122	5,610,436,960	109,160,602,998	183,468,081,228
Cost of shares redeemed	(3,405,016,083)	(5,488,201,356)	(105,439,396,844)	(179,619,353,481)

Net increase in net assets from capital share transactions	2,182,860,039	122,235,604	3,721,206,154	3,848,727,747

INCREASE (DECREASE) IN NET ASSETS	(2,162,942,725)	(1,188,425,706)	(2,495,775,508)	2,281,577,464

NET ASSETS
Beginning of year	8,327,632,387	9,516,058,093	10,331,478,755	8,049,901,291

End of year	$6,164,689,662	$8,327,632,387	$7,835,703,247	$10,331,478,755

Undistributed net investment income included in net assets at end of year	$115,739	$1,967,088	$–	$5,337,724

SHARES ISSUED AND REDEEMED
Shares sold	102,650,000	66,600,000	1,757,650,000	2,348,950,000
Shares redeemed	(65,450,000)	(66,950,000)	(1,722,850,000)	(2,299,600,000)

Net increase (decrease) in shares outstanding	37,200,000	(350,000)	34,800,000	49,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,514,431	$19,019,117	$77,360,748	$72,142,102
Net realized gain (loss)	(303,977,393)	475,347,613	(233,702,968)	412,910,236
Net change in unrealized appreciation (depreciation)	(1,041,053,365)	(765,579,473)	(1,404,013,539)	(1,246,961,307)

Net decrease in net assets resulting from operations	(1,322,516,327)	(271,212,743)	(1,560,355,759)	(761,908,969)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,489,601)	(17,631,093)	(80,480,688)	(70,002,875)
Return of capital	–	(1,524,834)	–	–

Total distributions to shareholders	(23,489,601)	(19,155,927)	(80,480,688)	(70,002,875)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,281,832,238	7,097,930,984	2,683,370,883	4,346,999,006
Cost of shares redeemed	(2,416,949,113)	(7,220,740,811)	(1,809,315,235)	(4,678,220,259)

Net increase (decrease) in net assets from capital share transactions	864,883,125	(122,809,827)	874,055,648	(331,221,253)

DECREASE IN NET ASSETS	(481,122,803)	(413,178,497)	(766,780,799)	(1,163,133,097)

NET ASSETS
Beginning of year	2,638,494,107	3,051,672,604	3,323,412,044	4,486,545,141

End of year	$2,157,371,304	$2,638,494,107	$2,556,631,245	$3,323,412,044

Undistributed net investment income included in net assets at end of year	$413,241	$1,514,335	$236,108	$2,493,879

SHARES ISSUED AND REDEEMED
Shares sold	49,350,000	85,200,000	47,300,000	56,250,000
Shares redeemed	(38,700,000)	(86,850,000)	(32,850,000)	(61,400,000)

Net increase (decrease) in shares outstanding	10,650,000	(1,650,000)	14,450,000	(5,150,000)

See notes to financial statements.

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$71.98	$77.44	$70.54	$63.41	$60.52

Income from investment operations:
Net investment income	1.33 [a]	1.38 [a]	1.29 [a]	1.14	1.20
Net realized and unrealized gain (loss)[b]	(28.60)	(5.51)	6.87	7.09	3.08

Total from investment operations	(27.27)	(4.13)	8.16	8.23	4.28

Less distributions from:
Net investment income	(1.23)	(1.33)	(1.26)	(1.10)	(1.18)
Return of capital	–	–	–	–	(0.21)

Total distributions	(1.23)	(1.33)	(1.26)	(1.10)	(1.39)

Net asset value, end of year	$43.48	$71.98	$77.44	$70.54	$63.41

Total return	(38.21)%	(5.47)%	11.67%	13.06%	7.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,900,268	$3,710,393	$3,221,637	$2,535,748	$1,984,792
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.38%	1.74%	1.76%	1.72%	1.87%
Portfolio turnover rate[c]	8%	8%	7%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$54.56	$55.59	$52.55	$46.93	$47.03

Income from investment operations:
Net investment income	0.64 [a]	0.59 [a]	0.58 [a]	0.44	0.53
Net realized and unrealized gain (loss)[b]	(19.27)	(1.05)	2.99	5.61	(0.06)

Total from investment operations	(18.63)	(0.46)	3.57	6.05	0.47

Less distributions from:
Net investment income	(0.62)	(0.57)	(0.53)	(0.43)	(0.53)
Return of capital	–	–	–	–	(0.04)

Total distributions	(0.62)	(0.57)	(0.53)	(0.43)	(0.57)

Net asset value, end of year	$35.31	$54.56	$55.59	$52.55	$46.93

Total return	(34.32)%	(0.91)%	6.84%	12.93%	0.98%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,425,956	$12,857,853	$8,496,708	$5,854,065	$3,129,992
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.41%	1.00%	1.10%	0.96%	1.27%
Portfolio turnover rate[c]	22%	16%	15%	18%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$72.99	$83.15	$72.90	$65.91	$59.75

Income from investment operations:
Net investment income	1.80 [a]	1.99 [a]	1.83 [a]	1.59	1.40
Net realized and unrealized gain (loss)[b]	(32.31)	(10.19)	10.17	6.97	6.30

Total from investment operations	(30.51)	(8.20)	12.00	8.56	7.70

Less distributions from:
Net investment income	(1.74)	(1.96)	(1.73)	(1.55)	(1.54)
Return of capital	–	–	(0.02)	(0.02)	–

Total distributions	(1.74)	(1.96)	(1.75)	(1.57)	(1.54)

Net asset value, end of year	$40.74	$72.99	$83.15	$72.90	$65.91

Total return	(42.35)%	(10.09)%	16.63%	13.10%	13.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,164,690	$8,327,632	$9,516,058	$6,094,275	$4,791,379
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.16%	2.41%	2.34%	2.38%	2.42%
Portfolio turnover rate[c]	22%	14%	14%	7%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$68.58	$79.47	$75.98	$61.14	$58.80

Income from investment operations:
Net investment income	0.96 [a]	0.94 [a]	0.80 [a]	0.81	0.74
Net realized and unrealized gain (loss)[b]	(26.38)	(11.10)	3.51	14.80	2.36

Total from investment operations	(25.42)	(10.16)	4.31	15.61	3.10

Less distributions from:
Net investment income	(0.91)	(0.72)	(0.74)	(0.72)	(0.61)
Return of capital	–	(0.01)	(0.08)	(0.05)	(0.15)

Total distributions	(0.91)	(0.73)	(0.82)	(0.77)	(0.76)

Net asset value, end of year	$42.25	$68.58	$79.47	$75.98	$61.14

Total return	(37.33)%	(12.89)%	5.73%	25.69%	5.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,835,703	$10,331,479	$8,049,901	$9,208,722	$6,908,105
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.68%	1.21%	1.07%	1.19%	1.20%
Portfolio turnover rate[c]	21%	11%	25%	20%	17%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$72.89	$80.63	$79.83	$62.76	$62.52

Income from investment operations:
Net investment income	0.51 [a]	0.51 [a]	0.26 [a]	0.30	0.20
Net realized and unrealized gain (loss)[b]	(26.84)	(7.73)	0.83	17.04	0.25

Total from investment operations	(26.33)	(7.22)	1.09	17.34	0.45

Less distributions from:
Net investment income	(0.51)	(0.48)	(0.29)	(0.27)	(0.17)
Return of capital	–	(0.04)	–	–	(0.04)

Total distributions	(0.51)	(0.52)	(0.29)	(0.27)	(0.21)

Net asset value, end of year	$46.05	$72.89	$80.63	$79.83	$62.76

Total return	(36.24)%	(9.03)%	1.38%	27.67%	0.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,157,371	$2,638,494	$3,051,673	$2,710,170	$2,105,733
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.83%	0.62%	0.34%	0.45%	0.37%
Portfolio turnover rate[c]	47%	32%	43%	38%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$66.07	$80.91	$74.72	$61.48	$57.08

Income from investment operations:
Net investment income	1.31 [a]	1.34 [a]	1.24 [a]	1.15	0.99
Net realized and unrealized gain (loss)[b]	(26.58)	(14.89)	6.22	13.18	4.45

Total from investment operations	(25.27)	(13.55)	7.46	14.33	5.44

Less distributions from:
Net investment income	(1.32)	(1.29)	(1.27)	(1.02)	(1.04)
Return of capital	–	–	–	(0.07)	–

Total distributions	(1.32)	(1.29)	(1.27)	(1.09)	(1.04)

Net asset value, end of year	$39.48	$66.07	$80.91	$74.72	$61.48

Total return	(38.70)%	(16.94)%	10.11%	23.51%	9.58%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,556,631	$3,323,412	$4,486,545	$3,504,212	$2,711,333
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.39%	1.77%	1.63%	1.80%	1.84%
Portfolio turnover rate[c]	32%	28%	36%	14%	23%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2009:

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Russell 1000	$3,983,603,193	$–	$–	$3,983,603,193
Russell 1000 Growth	8,724,374,375	–	–	8,724,374,375
Russell 1000 Value	6,301,256,248	–	–	6,301,256,248
Russell 2000	8,813,160,806	–	100,559	8,813,261,365
Russell 2000 Growth	2,450,623,122	–	–	2,450,623,122
Russell 2000 Value	2,790,022,703	–	69,350	2,790,092,053

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended March 31, 2009:

iShares Index Fund	Balance at Beginning of Year	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
Russell 2000	$44	$–	$–	$–	$100,515	$100,559	$100,556
Russell 2000 Growth	14	–	–	–	(14)	–	–
Russell 2000 Value	17	–	–	–	69,333	69,350	69,348

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends, if any, such as stock received in an elective dividend, are recorded as dividend income in the amount of the fair value of the stock received. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2009, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
Russell 1000	$785,604	$(2,622,893,947)	$(165,731,456)	$(2,787,839,799)
Russell 1000 Growth	2,680,257	(4,947,019,750)	(944,244,106)	(5,888,583,599)
Russell 1000 Value	–	(5,085,747,558)	(603,288,395)	(5,689,035,953)
Russell 2000	–	(7,802,842,907)	(840,092,393)	(8,642,935,300)
Russell 2000 Growth	412,854	(2,019,193,437)	(444,682,077)	(2,463,462,660)
Russell 2000 Value	–	(2,551,391,793)	(222,129,214)	(2,773,521,007)

For the years ended March 31, 2009 and March 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2009.

From November 1, 2008 to March 31, 2009, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 1000	$89,153,659
Russell 1000 Growth	74,712,896
Russell 1000 Value	258,259,662
Russell 2000	150,457,867
Russell 2000 Growth	22,181,542
Russell 2000 Value	80,591,097

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Russell 1000	$–	$9,740,950	$5,661,012	$–	$3,566,065	$707,111	$–	$56,902,659	$76,577,797
Russell 1000 Growth	–	55,091,674	23,134,640	16,440,477	76,953,145	38,155,726	–	659,755,548	869,531,210
Russell 1000 Value	–	–	6,460,764	–	9,884,283	1,336,109	5,258,431	322,089,146	345,028,733
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	689,634,526
Russell 2000 Growth	–	51,999,054	4,816,733	24,718,345	39,417,433	–	10,051,978	291,496,992	422,500,535
Russell 2000 Value	–	–	–	–	11,905,952	–	10,549,418	119,082,747	141,538,117

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell 1000	$6,606,497,140	$–	$(2,622,893,947)	$(2,622,893,947)
Russell 1000 Growth	13,671,394,125	–	(4,947,019,750)	(4,947,019,750)
Russell 1000 Value	11,387,003,806	–	(5,085,747,558)	(5,085,747,558)
Russell 2000	16,616,104,272	–	(7,802,842,907)	(7,802,842,907)
Russell 2000 Growth	4,469,816,559	–	(2,019,193,437)	(2,019,193,437)
Russell 2000 Value	5,341,483,846	–	(2,551,391,793)	(2,551,391,793)

Management has reviewed the tax positions as of March 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

SHORT POSITIONS

From time to time, in order to track the performance of their respective underlying index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuation between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$ 1,216,710
Russell 1000 Growth	2,951,194
Russell 1000 Value	3,595,154
Russell 2000	23,960,602
Russell 2000 Growth	7,420,691
Russell 2000 Value	6,551,274

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended March 31, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$377,455,697	$327,422,815
Russell 1000 Growth	2,626,534,251	2,460,768,445
Russell 1000 Value	1,886,196,957	1,741,184,638
Russell 2000	2,357,894,538	2,140,189,945
Russell 2000 Growth	1,338,051,947	1,272,624,060
Russell 2000 Value	1,195,296,352	1,057,265,291
In-kind transactions (see Note 4) for the year ended March 31, 2009 were as follows:
iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$8,313,619,127	$6,066,193,325
Russell 1000 Growth	4,221,207,751	3,926,451,539
Russell 1000 Value	5,570,057,665	3,411,195,834
Russell 2000	108,695,972,484	104,851,205,476
Russell 2000 Growth	3,264,739,509	2,398,502,658
Russell 2000 Value	2,670,745,838	1,797,820,560

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of March 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 1000 Index, iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds (the “Funds”), at March 31, 2009, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	57

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2009 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell 1000	63.82%

Russell 1000 Growth	100.00

Russell 1000 Value	95.68

Russell 2000	26.94

Russell 2000 Growth	67.96

Russell 2000 Value	55.92

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2009:

iShares Index Fund	Qualified Dividend Income

Russell 1000	$94,722,559

Russell 1000 Growth	156,677,524

Russell 1000 Value	242,453,985

Russell 2000	94,069,703

Russell 2000 Growth	17,036,947

Russell 2000 Value	53,165,379

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 1000 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.36
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,299	98.49
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	59

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,299	98.49
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,319	100.00%

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,296	98.24
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,319	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 05% and Less than 1.0%	4	0.30
Between 0.5% and –0.5%	1,294	98.09
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	4	0.30
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 05% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,284	97.34
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,319	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 05% and Less than 1.0%	13	0.99
Between 0.5% and –0.5%	1,280	97.02
Less than –0.5% and Greater than –1.0%	12	0.91
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	61

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

TRUSTEE AND OFFICER INFORMATION	63

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co-Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	65

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	67

Notes:

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology

 Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

 Sector (IYM)

iShares Dow Jones U.S. Consumer Services

 Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

 Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

 Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

 Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

 Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office

 Capped (FIO)

iShares FTSE NAREIT Mortgage Plus

 Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus

 Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

 Sector (RXI)

iShares S&P Global Consumer Staples

 Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

 Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

 Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable

 Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

 Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate

 Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National

 Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International

 Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North

 America (IFSM)

iShares FTSE EPRA/NAREIT Developed

 Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed

 Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

 America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	69

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

 Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

BGI-AR-35-0309

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

LET’S BUILD A BETTER INVESTMENT WORLD®.

BARCLAYS GLOBAL INVESTORS

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

MARCH 31, 2009

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iShares Russell 3000 Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell Microcap Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Value Index Fund

iShares®

iShares®

Dear iShares Shareholder: Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, its, a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.comand once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of March 31, 2009

	Average Annual Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	(38.14)%	(38.40)%	(38.20)%	(4.68)%	(4.77)%	(4.59)%	(4.01)%	(4.06)%	(3.86)%
Russell 3000 Growth	(34.48)%	(34.74)%	(34.42)%	(4.63)%	(4.71)%	(4.44)%	(8.84)%	(8.89)%	(8.65)%
Russell 3000 Value	(42.08)%	(42.30)%	(42.14)%	(5.12)%	(5.19)%	(4.97)%	(0.97)%	(1.02)%	(0.78)%

	Cumulative Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	(38.14)%	(38.40)%	(38.20)%	(21.30)%	(21.66)%	(20.94)%	(30.39)%	(30.74)%	(29.45)%
Russell 3000 Growth	(34.48)%	(34.74)%	(34.42)%	(21.12)%	(21.45)%	(20.33)%	(55.26)%	(55.45)%	(54.43)%
Russell 3000 Value	(42.08)%	(42.30)%	(42.14)%	(23.09)%	(23.39)%	(22.51)%	(8.11)%	(8.50)%	(6.57)%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (38.14)%, while the total return for the Index was (38.20)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.75%

Technology	12.25

Energy	11.96

Financial	11.78

Communications	11.12

Industrial	10.47

Consumer Cyclical	9.18

Utilities	4.30

Basic Materials	2.93

Diversified	0.05

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.02%

AT&T Inc.	1.78

Johnson & Johnson	1.76

Microsoft Corp.	1.75

Procter & Gamble Co. (The)	1.68

Chevron Corp.	1.65

International Business Machines Corp.	1.58

Wal-Mart Stores Inc.	1.39

General Electric Co.	1.26

Coca-Cola Co. (The)	1.21

TOTAL	18.08%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000 Index and measures the performance of equity securities of Russell 3000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (34.48)%, while the total return for the Growth Index was (34.42)%.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

iShares Russell 3000 Growth Index Fund (Continued)

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	28.52%

Technology	21.05

Industrial	12.05

Communications	11.24

Consumer Cyclical	11.23

Energy	7.96

Financial	3.28

Basic Materials	2.89

Utilities	1.62

Diversified	0.03

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Microsoft Corp.	3.30%

International Business Machines Corp.	2.97

Cisco Systems Inc.	2.21

Wal-Mart Stores Inc.	2.11

Apple Inc.	2.07

Google Inc. Class A	1.84

Hewlett-Packard Co.	1.77

PepsiCo Inc.	1.71

Philip Morris International Inc.	1.68

Intel Corp.	1.66

TOTAL	21.32%

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000 Index and measures the performance of equity securities of Russell 3000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (42.08)%, while the total return for the Value Index was (42.14)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.62%

Financial	21.42

Energy	16.48

Communications	11.00

Industrial	8.65

Utilities	7.32

Consumer Cyclical	6.90

Basic Materials	2.97

Technology	2.30

Diversified	0.07

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.98%

AT&T Inc.	3.79

Chevron Corp.	3.52

Johnson & Johnson	2.76

General Electric Co.	2.69

JPMorgan Chase & Co.	2.49

Pfizer Inc.	2.33

Procter & Gamble Co. (The)	2.26

Verizon Communications Inc.	2.18

ConocoPhillips	1.53

TOTAL	30.53%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period.

Within the Index, every sector delivered negative performance for the reporting period. Reflecting the turmoil in the financial industry, the financials sector was the most significant detractor from Index performance. The industrials and energy sectors also declined substantially, as did information technology. The health care sector performed the best on a relative basis, but still suffered a nearly 20% decline for the reporting period.

Within the Growth Index, the largest negative contributors to index performance were information technology, industrials, and energy. Health care stocks, as a group, were the most resilient.

Within the Value Index, the financials sector was the largest detractor from performance, followed by the industrials, energy, and consumer discretionary sectors. All sectors within the Value Index declined in excess of 20% for the reporting period.

Performance among the Fund’s ten largest holdings as of March 31, 2009, was largely negative for the reporting period. On the negative side, General Electric Co. logged the most significant decline, followed by software giant Microsoft Corp. and The Procter & Gamble Co. AT&T Inc. and The Coca-Cola Co. also declined notably. The only holding among the top ten to produce a positive return for the period, discount retailer Wal-Mart Stores Inc., posted a modest gain benefiting from shoppers trading down in their shopping habits in the weak economic environment.

Among the Growth Fund’s ten largest holdings, nine posted negative returns for the reporting period. On the negative side, technology companies Microsoft Corp., Cisco Systems Inc., Hewlett-Packard Co., Apple Inc. and Intel Corp. were among the largest decliners. Discount retailer Wal-Mart Stores Inc. delivered a modest gain.

Among the Value Fund’s ten largest holdings, all produced negative returns for the reporting period. General Electric Co. experienced the most significant decline for the reporting period. Financial company JPMorgan Chase & Co. and consumer staples company Procter & Gamble Co. also declined notably. Diversified oil companies ConocoPhillips, Chevron Corp., and Exxon Mobil Corp. fared better on a relative basis, but still suffered double-digit declines.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of March 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/09			Inception to 3/31/09			Inception to 3/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(42.29)%	(42.46)%	(41.70)%	(15.33)%	(15.37)%	(14.53)%	(45.40)%	(45.48)%	(43.52)%

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

*	Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	28.37%

Financial	23.65

Industrial	11.17

Consumer Cyclical	11.17

Communications	9.87

Technology	9.46

Basic Materials	2.31

Energy	2.00

Utilities	1.73

Diversified	0.10

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
HMS Holdings Corp.	0.56%

Sequenom Inc.	0.50

Allegiant Travel Co.	0.48

Buffalo Wild Wings Inc.	0.44

American States Water Co.	0.41

EPIQ Systems Inc.	0.37

Diamond Foods Inc.	0.37

American Science and Engineering Inc.	0.35

Hot Topic Inc.	0.35

First Financial Corp.	0.34

TOTAL	4.17%

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $50 million to $600 million, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (42.29)%, while the total return for the Index was (41.70)%.

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period.

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

Within the Index, sector performance was negative for the reporting period. Reflecting the tumultuous environment for financial companies, the financials sector detracted the most from Index performance. The information technology, health care, industrials, and consumer discretionary sectors also weighed heavily on Index performance. In total, all sectors within the Index declined by more than 25% for the reporting period.

The Fund’s ten largest holdings accounted for approximately 4% of net assets as of March 31, 2009. Among the ten largest holdings, performance was positive for all during the reporting period. Biotechnology company Sequenom Inc. delivered triple-digit gains for the reporting period, as did retailer Hot Topic Inc. Allegiant Travel Co. and restaurant Buffalo Wild Wings Inc. also posted solid gains. American States Water Co. and American Science and Engineering Inc. delivered the smallest positive returns.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of March 31, 2009

	Average Annual Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(40.76)%	(40.98)%	(40.81)%	(3.64)%	(3.69)%	(3.53)%	0.15%	0.11%	0.26%
Russell Midcap Growth	(39.66)%	(39.94)%	(39.58)%	(4.11)%	(4.17)%	(3.91)%	(1.95)%	(2.00)%	(1.74)%
Russell Midcap Value	(42.36)%	(42.77)%	(42.51)%	(3.89)%	(3.99)%	(3.81)%	0.83%	0.76%	0.95%

	Cumulative Total Returns

	Year Ended 3/31/09			Five Years Ended 3/31/09			Inception to 3/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(40.76)%	(40.98)%	(40.81)%	(16.92)%	(17.16)%	(16.47)%	1.17%	0.84%	2.06%
Russell Midcap Growth	(39.66)%	(39.94)%	(39.58)%	(18.94)%	(19.19)%	(18.08)%	(14.09)%	(14.40)%	(12.65)%
Russell Midcap Value	(42.36)%	(42.77)%	(42.51)%	(18.01)%	(18.44)%	(17.67)%	6.61%	6.02%	7.58%

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Index includes equity securities issued by issuers which range in size between approximately $2 billion and $25 billion, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2009 (the “reporting period”), the total return for the Fund was (40.76)%, while the total return for the Index was (40.81)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	19.56%

Financial	15.19

Consumer Cyclical	12.92

Industrial	12.86

Technology	11.40

Utilities	8.63

Energy	7.41

Communications	7.05

Basic Materials	4.59

Diversified	0.18

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Allergan Inc.	0.69%

PG&E Corp.	0.65

Northern Trust Corp.	0.62

Kohl’s Corp.	0.62

Yum! Brands Inc.	0.62

St. Jude Medical Inc.	0.58

American Tower Corp. Class A	0.57

Sempra Energy	0.55

Aon Corp.	0.54

TJX Companies Inc. (The)	0.52

TOTAL	5.96%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap Index and measures the performance of equity securities of Russell Midcap Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was (39.66)%, while the total return for the Growth Index was (39.58)%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

iShares Russell Midcap Growth Index Fund (Continued)

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.12%

Industrial	17.00

Technology	16.50

Consumer Cyclical	14.98

Energy	8.68

Communications	8.34

Financial	5.15

Basic Materials	4.25

Utilities	2.74

Diversified	0.11

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
Allergan Inc.	1.29%

Yum! Brands Inc.	1.15

St. Jude Medical Inc.	1.09

American Tower Corp. Class A	1.07

Northern Trust Corp.	1.06

TJX Companies Inc. (The)	0.97

PPL Corp.	0.95

Liberty Media Corp. - Liberty Entertainment Group Series A	0.91

Broadcom Corp. Class A	0.91

Southwestern Energy Co.	0.90

TOTAL	10.30%

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap Index and measures the performance of equity securities of Russell Midcap Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (42.36)%, while the total return for the Value Index was (42.51)%.

PORTFOLIO ALLOCATION As of 3/31/09
Sector*	Percentage of Net Assets
Financial	26.69%

Consumer Non-Cyclical	16.65

Utilities	15.38

Consumer Cyclical	10.59

Industrial	8.09

Energy	5.95

Communications	5.56

Technology	5.55

Basic Materials	4.96

Diversified	0.27

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/09
Security	Percentage of Net Assets
PG&E Corp.	1.39%

Sempra Energy	1.18

Aon Corp.	1.15

Consolidated Edison Inc.	1.10

Marsh & McLennan Companies Inc.	1.05

American Electric Power Co. Inc.	1.03

Progress Energy Inc.	1.03

Edison International	0.95

Progressive Corp. (The)	0.93

Spectra Energy Corp.	0.91

TOTAL	10.72%

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Domestic equity markets declined sharply for the reporting period, in an environment marked by extreme volatility. The decline was fueled by a credit crisis that worsened throughout the reporting period and a recession that had extended for more than a year. By the end of the reporting period, the unemployment rate surpassed 8% and statistics were released that showed that economic output, as measured by Gross Domestic Product (GDP), had declined by more than 6% on an annualized basis for the fourth quarter of 2008. Compounding the weak economic conditions, a deepening liquidity crisis took its toll on many financial companies, many of which were faced with bankruptcy, a government bailout, or potential takeover by a competitor. In response to the weakened economic environment, the Federal Reserve (the “Fed”) and Treasury acted aggressively. A series of interest cuts by the Fed ultimately lowered the federal funds rate from 2.25% to an unprecedented 0.00% - 0.25% range by the end of the reporting period. The Federal government also passed the Emergency Economic Stabilization Act in October 2008, which, among other things, authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks. Markets rallied from their lows late in the reporting period, as the Treasury Department released details of its plan to resuscitate the economy and aid in the recovery of the financial sector.

In this market environment, stocks across all capitalization levels suffered significant declines. From a style standpoint, growth stocks generally outperformed their value stock counterparts during the reporting period.

Within the Index, sector performance was negative for the reporting period. Specifically, all sectors represented in the Index declined by more than 25% during the period. Reflecting the financial turmoil during the reporting period, the financials sector was the largest contributor to negative performance within the Index. Industrials and consumer discretionary stocks also detracted meaningfully from Index performance. The energy sector declined notably in the face of dropping oil and natural gas prices.

Within the Growth Index, sector performance was also negative. The industrials sector detracted the most from performance. The energy, information technology, and consumer discretionary sectors were among the other primary groups that contributed to poor performance within the Growth Index.

Within the Value Index, sector performance was negative. Poor performance in the financials sector, the largest sector weighting within the Value Index as of March 31, 2009, was the primary driver for performance for the Value Index. In addition, the consumer discretionary, industrials, energy, and materials sectors all declined significantly for the reporting period.

The Fund’s ten largest holdings accounted for less than 6% of net assets as of March 31, 2009. The majority of the Fund’s ten largest holdings posted negative returns for the reporting period. On the positive side, utility company PG&E Corp. posted gains for the reporting period, as did Aon Corp. On the negative side, Yum! Brands Inc. logged the largest decline among the ten largest holdings. The Class A shares of American Tower Corp. and discount retailer TJX Companies Inc. also experienced notable declines.

Among the Growth Fund’s ten largest holdings, performance was largely negative for the reporting period. Utility company PPL Corp. posted the most significant decline. Yum! Brands Inc. and the Class A shares of American Tower Corp. also produced significant declines.

Among the Value Fund’s ten largest holdings, performance was mixed for the reporting period. Utility companies PG&E Corp. and Consolidated Edison Inc. gained ground for the reporting period, as did Aon Corp. On the negative side, electric power generators Edison International and American Electric Power Co. Inc. experienced the largest declines. Natural gas company Spectra Energy Corp. and auto insurance company Progressive Corp. also declined sharply.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
Russell 3000
Actual	$1,000.00	$ 689.40	0.20%	$0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	733.40	0.25	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 3000 Value
Actual	1,000.00	644.90	0.25	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell Microcap
Actual	1,000.00	602.30	0.60	2.40
Hypothetical (5% return before expenses)	1,000.00	1021.90	0.60	3.02

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/08 to 3/31/09)
Russell Midcap
Actual	$1,000.00	$ 662.40	0.20%	$0.83
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	701.60	0.25	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell Midcap Value
Actual	1,000.00	622.50	0.25	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,894,167	0.13%

		2,894,167	0.13

AEROSPACE & DEFENSE
United Technologies Corp.	257,780	11,079,384	0.50
Other securities[a]		33,743,420	1.51

		44,822,804	2.01

AGRICULTURE
Altria Group Inc.	554,748	8,887,063	0.40
Monsanto Co.	145,353	12,078,834	0.54
Philip Morris International Inc.	558,633	19,876,162	0.89
Other securities[a]		11,653,615	0.52

		52,495,674	2.35

AIRLINES
Other securities[a]		4,011,916	0.18

		4,011,916	0.18

APPAREL
Other securities[a]		10,916,314	0.49

		10,916,314	0.49

AUTO MANUFACTURERS
Other securities[a]		4,597,920	0.21

		4,597,920	0.21

AUTO PARTS & EQUIPMENT
Other securities[a]		4,095,934	0.18

		4,095,934	0.18

BANKS
Bank of America Corp.	1,676,917	11,436,574	0.51
Bank of New York Mellon Corp. (The)	302,984	8,559,298	0.38
Wells Fargo & Co.	1,117,599	15,914,610	0.71
Other securities[a]		42,980,126	1.93

		78,890,608	3.53

BEVERAGES
Coca-Cola Co. (The)	615,736	27,061,597	1.21
PepsiCo Inc.	420,058	21,624,586	0.97
Other securities[a]		7,198,031	0.32

		55,884,214	2.50

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	270,567	$13,398,478	0.60%
Other securities[a]		25,008,585	1.12

		38,407,063	1.72

BUILDING MATERIALS
Other securities[a]		3,492,463	0.16

		3,492,463	0.16

CHEMICALS
Other securities[a]		36,803,180	1.65

		36,803,180	1.65

COAL
Other securities[a]		4,492,988	0.20

		4,492,988	0.20

COMMERCIAL SERVICES
Other securities[a]		47,340,150	2.12

		47,340,150	2.12

COMPUTERS
Apple Inc.[b]	233,493	24,544,784	1.10
Hewlett-Packard Co.	652,922	20,932,679	0.94
International Business Machines Corp.	364,015	35,269,413	1.58
Other securities[a]		29,536,880	1.31

		110,283,756	4.93

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	798,815	37,616,198	1.68
Other securities[a]		11,640,803	0.52

		49,257,001	2.20

DISTRIBUTION & WHOLESALE
Other securities[a]		6,984,995	0.31

		6,984,995	0.31

DIVERSIFIED FINANCIAL SERVICES
Goldman Sachs Group Inc. (The)	117,120	12,417,062	0.56
JPMorgan Chase & Co.	981,956	26,100,390	1.17
Other securities[a]		44,385,750	1.98

		82,903,202	3.71

ELECTRIC
Other securities[a]		84,509,817	3.78

		84,509,817	3.78

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$10,797,824	0.48%

		10,797,824	0.48

ELECTRONICS
Other securities[a]		19,356,221	0.87

		19,356,221	0.87

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,409,902	0.11

		2,409,902	0.11

ENGINEERING & CONSTRUCTION
Other securities[a]		7,928,012	0.35

		7,928,012	0.35

ENTERTAINMENT
Other securities[a]		3,866,187	0.17

		3,866,187	0.17

ENVIRONMENTAL CONTROL
Other securities[a]		8,248,409	0.37

		8,248,409	0.37

FOOD
Kraft Foods Inc. Class A	389,364	8,678,924	0.39
Other securities[a]		36,532,274	1.63

		45,211,198	2.02

FOREST PRODUCTS & PAPER
Other securities[a]		6,096,823	0.27

		6,096,823	0.27

GAS
Other securities[a]		9,841,861	0.44

		9,841,861	0.44

HAND & MACHINE TOOLS
Other securities[a]		2,851,922	0.13

		2,851,922	0.13

HEALTH CARE - PRODUCTS
Baxter International Inc.	166,184	8,511,944	0.38
Johnson & Johnson	746,825	39,282,995	1.76
Medtronic Inc.	297,484	8,766,853	0.39
Other securities[a]		39,986,667	1.79

		96,548,459	4.32

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$28,224,613	1.26%

		28,224,613	1.26

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,034,087	0.05

		1,034,087	0.05

HOME BUILDERS
Other securities[a]		4,323,465	0.19

		4,323,465	0.19

HOME FURNISHINGS
Other securities[a]		1,586,540	0.07

		1,586,540	0.07

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		11,333,226	0.51

		11,333,226	0.51

HOUSEWARES
Other securities[a]		770,909	0.03

		770,909	0.03

INSURANCE
Other securities[a]		60,999,536	2.73

		60,999,536	2.73

INTERNET
Google Inc. Class Ab	62,720	21,830,323	0.98
Other securities[a]		30,157,011	1.35

		51,987,334	2.33

INVESTMENT COMPANIES
Other securities[a]		905,800	0.04

		905,800	0.04

IRON & STEEL
Other securities[a]		6,432,894	0.29

		6,432,894	0.29

LEISURE TIME
Other securities[a]		4,488,312	0.20

		4,488,312	0.20

LODGING
Other securities[a]		3,215,492	0.14

		3,215,492	0.14

MACHINERY
Other securities[a]		16,877,833	0.76

		16,877,833	0.76

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	2,789,182	$28,198,630	1.26%
3M Co.	186,552	9,275,365	0.42
Other securities[a]		31,961,278	1.43

		69,435,273	3.11

MEDIA
Comcast Corp. Class A	742,728	10,130,810	0.45
Walt Disney Co. (The)	504,651	9,164,462	0.41
Other securities[a]		30,524,149	1.37

		49,819,421	2.23

METAL FABRICATE & HARDWARE
Other securities[a]		4,411,725	0.20

		4,411,725	0.20

MINING
Other securities[a]		16,022,689	0.72

		16,022,689	0.72

MISCELLANEOUS - MANUFACTURING
Other securities[a]		74,088	0.00

		74,088	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		2,372,704	0.11

		2,372,704	0.11

OFFICE FURNISHINGS
Other securities[a]		472,341	0.02

		472,341	0.02

OIL & GAS
Chevron Corp.	548,154	36,857,875	1.65
ConocoPhillips	408,519	15,997,604	0.72
Exxon Mobil Corp.	1,318,435	89,785,424	4.02
Occidental Petroleum Corp.	217,390	12,097,754	0.54
Other securities[a]		66,753,946	2.98

		221,492,603	9.91

OIL & GAS SERVICES
Schlumberger Ltd.	316,006	12,836,164	0.57
Other securities[a]		17,898,698	0.81

		30,734,862	1.38

PACKAGING & CONTAINERS
Other securities[a]		6,028,957	0.27

		6,028,957	0.27

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	408,741	$19,496,946	0.87%
Bristol-Myers Squibb Co.	524,348	11,493,708	0.52
Eli Lilly and Co.	264,739	8,844,930	0.40
Gilead Sciences Inc.[b]	244,341	11,317,875	0.51
Merck & Co. Inc.	568,519	15,207,883	0.68
Pfizer Inc.	1,793,528	24,427,851	1.09
Schering-Plough Corp.	429,486	10,114,395	0.45
Wyeth	353,155	15,199,791	0.68
Other securities[a]		34,677,018	1.55

		150,780,397	6.75

PIPELINES
Other securities[a]		7,947,814	0.36

		7,947,814	0.36

REAL ESTATE
Other securities[a]		1,230,884	0.05

		1,230,884	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		30,825,115	1.38

		30,825,115	1.38

RETAIL
CVS Caremark Corp.	378,604	10,407,824	0.47
Home Depot Inc.	447,655	10,546,752	0.47
McDonald’s Corp.	300,217	16,382,842	0.73
Wal-Mart Stores Inc.	594,690	30,983,349	1.39
Other securities[a]		83,807,831	3.75

		152,128,598	6.81

SAVINGS & LOANS
Other securities[a]		7,684,737	0.34

		7,684,737	0.34

SEMICONDUCTORS
Intel Corp.	1,517,017	22,831,106	1.02
Other securities[a]		36,387,677	1.63

		59,218,783	2.65

SOFTWARE
Microsoft Corp.	2,127,522	39,082,579	1.75
Oracle Corp.[b]	1,031,481	18,638,862	0.83
Other securities[a]		44,210,954	1.98

		101,932,395	4.56

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$102,851	0.00%

		102,851	0.00

TELECOMMUNICATIONS
AT&T Inc.	1,574,351	39,673,645	1.78
Cisco Systems Inc.[b]	1,565,983	26,261,535	1.18
QUALCOMM Inc.	428,724	16,681,651	0.75
Verizon Communications Inc.	754,976	22,800,275	1.02
Other securities[a]		38,322,033	1.70

		143,739,139	6.43

TEXTILES
Other securities[a]		1,504,434	0.07

		1,504,434	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		2,410,130	0.11

		2,410,130	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	181,178	8,917,581	0.40
Other securities[a]		29,917,399	1.34

		38,834,980	1.74

TRUCKING & LEASING
Other securities[a]		456,317	0.02

		456,317	0.02

WATER
Other securities[a]		1,817,042	0.08

		1,817,042	0.08

TOTAL COMMON STOCKS (Cost: $3,808,046,511)		2,229,899,304	99.79

RIGHTS

INSURANCE
Other securities[a]		1,996	0.00

		1,996	0.00

TOTAL RIGHTS (Cost: $0)		1,996	0.00

Security	Shares	Value	% of Net Assets
WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		$–	0.00%

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS (Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	41,841,245	41,841,245	1.87
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	6,680,001	6,680,001	0.30
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	1,799,562	1,799,562	0.08

		50,320,808	2.25

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,320,808)		50,320,808	2.25

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,858,367,319)		2,280,222,108	102.04

Other Assets, Less Liabilities		(45,490,028)	(2.04)

NET ASSETS		$2,234,732,080	100.00%

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2009

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$662,374	0.22%

		662,374	0.22

AEROSPACE & DEFENSE
Boeing Co. (The)	50,393	1,792,983	0.60
Lockheed Martin Corp.	22,054	1,522,388	0.51
United Technologies Corp.	37,203	1,598,985	0.53
Other securities[a]		2,250,148	0.75

		7,164,504	2.39

AGRICULTURE
Altria Group Inc.	105,056	1,682,997	0.56
Monsanto Co.	36,798	3,057,914	1.02
Philip Morris International Inc.	141,430	5,032,079	1.68
Other securities[a]		452,252	0.15

		10,225,242	3.41

AIRLINES
Other securities[a]		202,976	0.07

		202,976	0.07

APPAREL
Other securities[a]		2,136,886	0.71

		2,136,886	0.71

AUTO MANUFACTURERS
Other securities[a]		667,769	0.22

		667,769	0.22

AUTO PARTS & EQUIPMENT
Other securities[a]		378,337	0.13

		378,337	0.13

BANKS
Other securities[a]		1,229,924	0.41

		1,229,924	0.41

BEVERAGES
Coca-Cola Co. (The)	109,799	4,825,666	1.61
PepsiCo Inc.	99,966	5,146,250	1.71
Other securities[a]		481,928	0.16

		10,453,844	3.48

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Celgene Corp.[b]	30,731	$1,364,456	0.46%
Other securities[a]		4,678,177	1.55

		6,042,633	2.01

BUILDING MATERIALS
Other securities[a]		449,628	0.15

		449,628	0.15

CHEMICALS
Praxair Inc.	21,000	1,413,090	0.47
Other securities[a]		4,143,877	1.38

		5,556,967	1.85

COAL
Other securities[a]		1,141,317	0.38

		1,141,317	0.38

COMMERCIAL SERVICES
Visa Inc. Class A	30,022	1,669,223	0.56
Other securities[a]		7,602,065	2.53

		9,271,288	3.09

COMPUTERS
Apple Inc.[b]	59,114	6,214,064	2.07
Hewlett-Packard Co.	165,297	5,299,422	1.77
International Business Machines Corp.	92,085	8,922,116	2.97
Other securities[a]		4,851,126	1.62

		25,286,728	8.43

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	34,054	2,008,505	0.67
Procter & Gamble Co. (The)	74,986	3,531,091	1.18
Other securities[a]		805,879	0.26

		6,345,475	2.11

DISTRIBUTION & WHOLESALE
Other securities[a]		1,077,392	0.36

		1,077,392	0.36

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		6,091,841	2.03

		6,091,841	2.03

ELECTRIC
Other securities[a]		4,846,907	1.61

		4,846,907	1.61

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	52,364	$1,496,563	0.50%
Other securities[a]		943,794	0.31

		2,440,357	0.81

ELECTRONICS
Other securities[a]		2,959,643	0.99

		2,959,643	0.99

ENERGY - ALTERNATE SOURCES
Other securities[a]		593,231	0.20

		593,231	0.20

ENGINEERING & CONSTRUCTION
Other securities[a]		1,522,246	0.51

		1,522,246	0.51

ENTERTAINMENT
Other securities[a]		656,866	0.22

		656,866	0.22

ENVIRONMENTAL CONTROL
Other securities[a]		1,233,771	0.41

		1,233,771	0.41

FOOD
Other securities[a]		3,277,153	1.09

		3,277,153	1.09

FOREST PRODUCTS & PAPER
Other securities[a]		205,834	0.07

		205,834	0.07

GAS
Other securities[a]		25,460	0.01

		25,460	0.01

HAND & MACHINE TOOLS
Other securities[a]		118,138	0.04

		118,138	0.04

HEALTH CARE - PRODUCTS
Baxter International Inc.	42,073	2,154,979	0.72
Johnson & Johnson	49,699	2,614,167	0.87
Medtronic Inc.	75,306	2,219,268	0.74
Other securities[a]		7,520,148	2.50

		14,508,562	4.83

HEALTH CARE - SERVICES
Other securities[a]		3,324,961	1.11

		3,324,961	1.11

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$87,638	0.03%

		87,638	0.03

HOME BUILDERS
Other securities[a]		76,850	0.03

		76,850	0.03

HOME FURNISHINGS
Other securities[a]		162,421	0.05

		162,421	0.05

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,133,791	0.38

		1,133,791	0.38

HOUSEWARES
Other securities[a]		59,444	0.02

		59,444	0.02

INSURANCE
Other securities[a]		972,750	0.32

		972,750	0.32

INTERNET
Amazon.com Inc.[b]	21,119	1,550,979	0.52
Google Inc. Class Ab	15,877	5,526,149	1.84
Yahoo! Inc.[b]	92,427	1,183,990	0.40
Other securities[a]		3,405,800	1.13

		11,666,918	3.89

INVESTMENT COMPANIES
Other securities[a]		882	0.00

		882	0.00

IRON & STEEL
Other securities[a]		715,949	0.24

		715,949	0.24

LEISURE TIME
Other securities[a]		470,377	0.16

		470,377	0.16

LODGING
Other securities[a]		647,762	0.22

		647,762	0.22

MACHINERY
Other securities[a]		3,778,186	1.26

		3,778,186	1.26

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
Honeywell International Inc.	49,730	$1,385,478	0.46%
3M Co.	47,227	2,348,125	0.78
Other securities[a]		3,760,214	1.26

		7,493,817	2.50

MEDIA
Other securities[a]		4,837,316	1.61

		4,837,316	1.61

METAL FABRICATE & HARDWARE
Other securities[a]		775,434	0.26

		775,434	0.26

MINING
Newmont Mining Corp.	32,091	1,436,393	0.48
Other securities[a]		748,265	0.25

		2,184,658	0.73

MISCELLANEOUS - MANUFACTURING
Other securities[a]		18,838	0.01

		18,838	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		293,416	0.10

		293,416	0.10

OFFICE FURNISHINGS
Other securities[a]		52,000	0.02

		52,000	0.02

OIL & GAS
Exxon Mobil Corp.	61,724	4,203,404	1.40
Occidental Petroleum Corp.	55,033	3,062,586	1.02
Other securities[a]		7,140,614	2.38

		14,406,604	4.80

OIL & GAS SERVICES
Schlumberger Ltd.	79,999	3,249,559	1.08
Other securities[a]		3,872,940	1.29

		7,122,499	2.37

PACKAGING & CONTAINERS
Other securities[a]		486,206	0.16

		486,206	0.16

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	103,477	$4,935,853	1.65%
Bristol-Myers Squibb Co.	121,195	2,656,594	0.89
Gilead Sciences Inc.[b]	61,854	2,865,077	0.96
Medco Health Solutions Inc.[b]	33,979	1,404,692	0.47
Schering-Plough Corp.	108,723	2,560,427	0.85
Other securities[a]		6,618,638	2.19

		21,041,281	7.01

PIPELINES
Other securities[a]		635,845	0.21

		635,845	0.21

REAL ESTATE
Other securities[a]		134,592	0.04

		134,592	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		1,270,811	0.42

		1,270,811	0.42

RETAIL
Costco Wholesale Corp.	29,059	1,346,013	0.45
CVS Caremark Corp.	51,767	1,423,075	0.47
McDonald’s Corp.	68,938	3,761,947	1.25
Target Corp.	48,974	1,684,216	0.56
Walgreen Co.	61,376	1,593,321	0.53
Wal-Mart Stores Inc.	121,400	6,324,940	2.11
Other securities[a]		10,734,370	3.58

		26,867,882	8.95

SAVINGS & LOANS
Other securities[a]		184,248	0.06

		184,248	0.06

SEMICONDUCTORS
Intel Corp.	331,828	4,994,011	1.66
Texas Instruments Inc.	88,712	1,464,635	0.49
Other securities[a]		6,448,230	2.15

		12,906,876	4.30

SOFTWARE
Automatic Data Processing Inc.	34,768	1,222,443	0.41
Microsoft Corp.	538,252	9,887,689	3.30
Oracle Corp.[b]	261,131	4,718,637	1.57

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Other securities[a]		$8,830,984	2.94%

		24,659,753	8.22

STORAGE & WAREHOUSING
Other securities[a]		22,406	0.01

		22,406	0.01

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	396,061	6,641,943	2.21
Corning Inc.	105,622	1,401,604	0.47
QUALCOMM Inc.	108,534	4,223,058	1.41
Other securities[a]		4,308,308	1.43

		16,574,913	5.52

TOYS, GAMES & HOBBIES
Other securities[a]		178,904	0.06

		178,904	0.06

TRANSPORTATION
Union Pacific Corp.	34,657	1,424,749	0.48
United Parcel Service Inc. Class B	45,868	2,257,623	0.75
Other securities[a]		4,003,948	1.33

		7,686,320	2.56

TRUCKING & LEASING
Other securities[a]		10,143	0.00

		10,143	0.00

WATER
Other securities[a]		10,426	0.00

		10,426	0.00

TOTAL COMMON STOCKS (Cost: $493,446,892)		299,726,410	99.87

WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS (Cost: $0)		–	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	5,301,390	$5,301,390	1.77%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	846,373	846,373	0.28
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	194,397	194,397	0.06

		6,342,160	2.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,342,160)		6,342,160	2.11

TOTAL INVESTMENTS IN SECURITIES
(Cost: $499,789,052)		306,068,570	101.98

Other Assets, Less Liabilities		(5,953,435)	(1.98)

NET ASSETS		$300,115,135	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$69,702	0.03%

		69,702	0.03

AEROSPACE & DEFENSE
General Dynamics Corp.	26,963	1,121,391	0.42
United Technologies Corp.	28,313	1,216,893	0.45
Other securities[a]		1,874,922	0.70

		4,213,206	1.57

AGRICULTURE
Archer-Daniels- Midland Co.	43,565	1,210,236	0.45
Other securities[a]		1,887,184	0.70

		3,097,420	1.15

AIRLINES
Other securities[a]		829,560	0.31

		829,560	0.31

APPAREL
Other securities[a]		626,910	0.23

		626,910	0.23

AUTO MANUFACTURERS
Other securities[a]		500,681	0.19

		500,681	0.19

AUTO PARTS & EQUIPMENT
Other securities[a]		667,740	0.25

		667,740	0.25

BANKS
Bank of America Corp.	428,944	2,925,398	1.09
Bank of New York Mellon Corp. (The)	77,547	2,190,703	0.82
U.S. Bancorp	118,042	1,724,594	0.64
Wells Fargo & Co.	285,874	4,070,846	1.52
Other securities[a]		8,036,794	3.00

		18,948,335	7.07

BEVERAGES
Coca-Cola Co. (The)	46,461	2,041,961	0.76
Other securities[a]		1,680,485	0.63

		3,722,446	1.39

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	69,253	$3,429,409	1.28%
Other securities[a]		299,713	0.11

		3,729,122	1.39

BUILDING MATERIALS
Other securities[a]		442,258	0.16

		442,258	0.16

CHEMICALS
E.I. du Pont de Nemours and Co.	61,164	1,365,792	0.51
Other securities[a]		2,439,333	0.91

		3,805,125	1.42

COAL
Other securities[a]		616	0.00

		616	0.00

COMMERCIAL SERVICES
Other securities[a]		2,685,891	1.00

		2,685,891	1.00

COMPUTERS
Other securities[a]		2,649,058	0.99

		2,649,058	0.99

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	128,553	6,053,561	2.26
Other securities[a]		137,068	0.05

		6,190,629	2.31

DISTRIBUTION & WHOLESALE
Other securities[a]		693,101	0.26

		693,101	0.26

DIVERSIFIED FINANCIAL SERVICES
Goldman Sachs Group Inc. (The)	26,784	2,839,640	1.06
JPMorgan Chase & Co.	251,123	6,674,849	2.49
Morgan Stanley	66,866	1,522,539	0.57
Other securities[a]		3,995,184	1.49

		15,032,212	5.61

ELECTRIC
Dominion Resources Inc.	39,104	1,211,833	0.45

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Duke Energy Corp.	85,912	$1,230,260	0.46%
Exelon Corp.	22,194	1,007,386	0.38
FPL Group Inc.	27,712	1,405,830	0.52
Southern Co.	52,062	1,594,138	0.59
Other securities[a]		10,254,760	3.83

		16,704,207	6.23

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		293,104	0.11

		293,104	0.11

ELECTRONICS
Other securities[a]		1,980,539	0.74

		1,980,539	0.74

ENERGY - ALTERNATE SOURCES
Other securities[a]		23,217	0.01

		23,217	0.01

ENGINEERING & CONSTRUCTION
Other securities[a]		477,767	0.18

		477,767	0.18

ENTERTAINMENT
Other securities[a]		338,292	0.13

		338,292	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		867,988	0.32

		867,988	0.32

FOOD
General Mills Inc.	20,743	1,034,661	0.39
Kraft Foods Inc. Class A	99,638	2,220,931	0.83
Other securities[a]		5,019,755	1.87

		8,275,347	3.09

FOREST PRODUCTS & PAPER
Other securities[a]		1,355,848	0.50

		1,355,848	0.50

GAS
Other securities[a]		2,478,073	0.92

		2,478,073	0.92

HAND & MACHINE TOOLS
Other securities[a]		607,373	0.23

		607,373	0.23

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Covidien Ltd.	33,801	$1,123,545	0.42%
Johnson & Johnson	140,801	7,406,133	2.76
Other securities[a]		1,495,874	0.56

		10,025,552	3.74

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	52,457	1,097,925	0.41
WellPoint Inc.[b]	30,450	1,156,187	0.43
Other securities[a]		1,605,730	0.60

		3,859,842	1.44

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		181,212	0.07

		181,212	0.07

HOME BUILDERS
Other securities[a]		1,019,694	0.38

		1,019,694	0.38

HOME FURNISHINGS
Other securities[a]		236,423	0.09

		236,423	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,740,463	0.65

		1,740,463	0.65

HOUSEWARES
Other securities[a]		136,690	0.05

		136,690	0.05

INSURANCE
Chubb Corp.	24,730	1,046,574	0.39
Travelers Companies Inc. (The)	41,031	1,667,500	0.62
Other securities[a]		11,870,466	4.43

		14,584,540	5.44

INTERNET
Other securities[a]		1,531,431	0.57

		1,531,431	0.57

INVESTMENT COMPANIES
Other securities[a]		246,957	0.09

		246,957	0.09

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$927,672	0.35%

		927,672	0.35

LEISURE TIME
Other securities[a]		680,090	0.25

		680,090	0.25

LODGING
Other securities[a]		161,012	0.06

		161,012	0.06

MACHINERY
Other securities[a]		515,801	0.19

		515,801	0.19

MANUFACTURING
General Electric Co.	713,322	7,211,685	2.69
Other securities[a]		2,973,223	1.11

		10,184,908	3.80

MEDIA
Comcast Corp. Class A	134,631	1,836,367	0.69
Time Warner Inc.	72,002	1,389,639	0.52
Walt Disney Co. (The)	114,180	2,073,509	0.77
Other securities[a]		2,544,550	0.95

		7,844,065	2.93

METAL FABRICATE & HARDWARE
Other securities[a]		343,049	0.13

		343,049	0.13

MINING
Freeport-McMoRan Copper & Gold Inc.	27,823	1,060,335	0.40
Other securities[a]		814,155	0.30

		1,874,490	0.70

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		310,410	0.12

		310,410	0.12

OFFICE FURNISHINGS
Other securities[a]		68,850	0.02

		68,850	0.02

OIL & GAS
Anadarko Petroleum Corp.	31,799	1,236,663	0.46
Apache Corp.	22,641	1,451,062	0.54

Security	Shares	Value	% of Net Assets
Chevron Corp.	140,195	$9,426,712	3.52%
ConocoPhillips	104,498	4,092,142	1.53
Devon Energy Corp.	30,286	1,353,481	0.51
Exxon Mobil Corp.	274,854	18,717,557	6.98
Marathon Oil Corp.	48,094	1,264,391	0.47
XTO Energy Inc.	33,350	1,021,177	0.38
Other securities[a]		3,536,012	1.31

		42,099,197	15.70

OIL & GAS SERVICES
Other securities[a]		659,825	0.25

		659,825	0.25

PACKAGING & CONTAINERS
Other securities[a]		1,034,091	0.38

		1,034,091	0.38

PHARMACEUTICALS
Eli Lilly and Co.	61,324	2,048,835	0.76
Merck & Co. Inc.	103,839	2,777,693	1.04
Pfizer Inc.	458,674	6,247,140	2.33
Wyeth	90,332	3,887,889	1.45
Other securities[a]		2,345,975	0.88

		17,307,532	6.46

PIPELINES
Other securities[a]		1,389,487	0.52

		1,389,487	0.52

REAL ESTATE
Other securities[a]		180,338	0.07

		180,338	0.07

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		6,640,634	2.48

		6,640,634	2.48

RETAIL
CVS Caremark Corp.	44,668	1,227,923	0.46
Home Depot Inc.	114,512	2,697,903	1.01
Lowe’s Companies Inc.	94,214	1,719,406	0.64
Wal-Mart Stores Inc.	29,389	1,531,167	0.57
Other securities[a]		4,562,462	1.70

		11,738,861	4.38

SAVINGS & LOANS
Other securities[a]		1,766,717	0.66

		1,766,717	0.66

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Other securities[a]		$2,074,661	0.77%

		2,074,661	0.77

SOFTWARE
Other securities[a]		1,122,001	0.42

		1,122,001	0.42

STORAGE & WAREHOUSING
Other securities[a]		3,272	0.00

		3,272	0.00

TELECOMMUNICATIONS
AT&T Inc.	402,660	10,147,032	3.79
Verizon Communications Inc.	193,284	5,837,177	2.18
Other securities[a]		4,043,774	1.50

		20,027,983	7.47

TEXTILES
Other securities[a]		386,420	0.14

		386,420	0.14

TOYS, GAMES & HOBBIES
Other securities[a]		434,221	0.16

		434,221	0.16

TRANSPORTATION
Other securities[a]		2,157,968	0.80

		2,157,968	0.80

TRUCKING & LEASING
Other securities[a]		106,212	0.04

		106,212	0.04

WATER
Other securities[a]		446,809	0.17

		446,809	0.17

TOTAL COMMON STOCKS (Cost: $524,482,520)		267,355,147	99.73

RIGHTS

INSURANCE
Other securities[a]		653	0.00

		653	0.00

TOTAL RIGHTS (Cost: $0)		653	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[c,d,e]	4,234,070	$4,234,070	1.58%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[c,d,e]	675,974	675,974	0.25
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[c,d]	459,792	459,792	0.17

		5,369,836	2.00

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,369,836)		5,369,836	2.00

TOTAL INVESTMENTS IN SECURITIES
(Cost: $529,852,356)		272,725,636	101.73

Other Assets, Less Liabilities		(4,634,924)	(1.73)

NET ASSETS		$268,090,712	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$114,426	0.05%

		114,426	0.05

AEROSPACE & DEFENSE
Other securities[a]		1,410,836	0.68

		1,410,836	0.68

AGRICULTURE
Other securities[a]		329,945	0.16

		329,945	0.16

AIRLINES
AirTran Holdings Inc.[b]	125,464	570,861	0.27
Allegiant Travel Co.[b,c]	21,872	994,301	0.48
Other securities[a]		867,187	0.42

		2,432,349	1.17

APPAREL
Other securities[a]		1,819,491	0.87

		1,819,491	0.87

AUTO MANUFACTURERS
Other securities[a]		411,225	0.20

		411,225	0.20

AUTO PARTS & EQUIPMENT
Other securities[a]		1,371,267	0.66

		1,371,267	0.66

BANKS
Arrow Financial Corp.	21,777	515,897	0.25
Bank of the Ozarks Inc.	22,162	511,499	0.25
Community Trust Bancorp Inc.	20,412	546,021	0.26
First Financial Corp.	19,029	702,170	0.34
Pinnacle Financial Partners Inc.[b]	29,386	696,742	0.33
S.Y. Bancorp Inc.	20,726	503,642	0.24
Simmons First National Corp. Class A	20,738	522,390	0.25
Other securities[a]		19,612,767	9.41

		23,611,128	11.33

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[a]		$1,436,365	0.69%

		1,436,365	0.69

BIOTECHNOLOGY
Nektar Therapeutics[b]	110,703	596,689	0.29
Optimer Pharmaceuticals Inc.[b]	38,295	505,111	0.24
Sequenom Inc.[b,c]	73,661	1,047,459	0.50
Other securities[a]		7,132,580	3.42

		9,281,839	4.45

BUILDING MATERIALS
Other securities[a]		1,256,134	0.60

		1,256,134	0.60

CHEMICALS
Balchem Corp.	25,083	630,336	0.30
Other securities[a]		2,346,883	1.13

		2,977,219	1.43

COAL
Other securities[a]		142,500	0.07

		142,500	0.07

COMMERCIAL SERVICES
Exponent Inc.[b]	20,435	517,619	0.25
HMS Holdings Corp.[b]	35,693	1,174,300	0.56
Landauer Inc.	12,494	633,196	0.30
Monro Muffler Brake Inc.	21,821	596,368	0.29
Other securities[a]		9,275,249	4.45

		12,196,732	5.85

COMPUTERS
Tyler Technologies Inc.[b,c]	43,326	633,859	0.30
Other securities[a]		6,673,474	3.21

		7,307,333	3.51

COSMETICS & PERSONAL CARE
Other securities[a]		333,320	0.16

		333,320	0.16

DISTRIBUTION & WHOLESALE
Other securities[a]		1,273,897	0.61

		1,273,897	0.61

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$3,629,582	1.74%

		3,629,582	1.74

ELECTRIC
Other securities[a]		596,073	0.29

		596,073	0.29

ELECTRICAL COMPONENTS & EQUIPMENT
Greatbatch Inc.[b,c]	27,422	530,616	0.25
Other securities[a]		2,160,021	1.04

		2,690,637	1.29

ELECTRONICS
American Science and Engineering Inc.	12,932	721,606	0.35
Other securities[a]		4,097,616	1.96

		4,819,222	2.31

ENERGY - ALTERNATE SOURCES
Other securities[a]		792,682	0.38

		792,682	0.38

ENGINEERING & CONSTRUCTION
Insituform Technologies Inc. Class Ab	38,970	609,491	0.29
Other securities[a]		991,904	0.48

		1,601,395	0.77

ENTERTAINMENT
Other securities[a]		1,281,705	0.62

		1,281,705	0.62

ENVIRONMENTAL CONTROL
Other securities[a]		1,430,696	0.69

		1,430,696	0.69

FOOD
Diamond Foods Inc.	27,579	770,281	0.37
J&J Snack Foods Corp.	19,382	670,423	0.32
Spartan Stores Inc.	33,151	510,857	0.24
Other securities[a]		2,075,215	1.00

		4,026,776	1.93

FOREST PRODUCTS & PAPER
Other securities[a]		645,179	0.31

		645,179	0.31

Security	Shares	Value	% of Net Assets
GAS
Other securities[a]		$457,871	0.22%

		457,871	0.22

HAND & MACHINE TOOLS
Other securities[a]		600,133	0.29

		600,133	0.29

HEALTH CARE
Other securities[a]		61,779	0.03

		61,779	0.03

HEALTH CARE - PRODUCTS
ICU Medical Inc.[b]	19,244	618,117	0.30
Invacare Corp.	37,222	596,669	0.29
Merit Medical Systems Inc.[b]	42,259	515,982	0.25
Other securities[a]		9,387,623	4.50

		11,118,391	5.34

HEALTH CARE - SERVICES
Gentiva Health Services Inc.[b]	34,040	517,408	0.25
Other securities[a]		5,068,122	2.43

		5,585,530	2.68

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		208,426	0.10

		208,426	0.10

HOME BUILDERS
Other securities[a]		724,339	0.35

		724,339	0.35

HOME FURNISHINGS
DTS Inc.[b]	21,127	508,316	0.24
Other securities[a]		1,344,366	0.65

		1,852,682	0.89

HOUSEHOLD PRODUCTS & WARES
WD-40 Co.	25,212	608,618	0.29
Other securities[a]		996,450	0.48

		1,605,068	0.77

HOUSEWARES
Other securities[a]		470,182	0.23

		470,182	0.23

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
INSURANCE
American Physicians Capital Inc.	13,483	$551,724	0.26%
Other securities[a]		5,826,587	2.80

		6,378,311	3.06

INTERNET
thinkorswim Group Inc.[b]	60,594	523,532	0.25
Other securities[a]		7,946,579	3.81

		8,470,111	4.06

INVESTMENT COMPANIES
Other securities[a]		2,486,832	1.19

		2,486,832	1.19

IRON & STEEL
Other securities[a]		121,023	0.06

		121,023	0.06

LEISURE TIME
Other securities[a]		522,323	0.25

		522,323	0.25

LODGING
Other securities[a]		552,394	0.27

		552,394	0.27

MACHINERY
Other securities[a]		1,738,035	0.83

		1,738,035	0.83

MANUFACTURERS
Other securities[a]		61,073	0.03

		61,073	0.03

MANUFACTURING
Other securities[a]		3,213,419	1.54

		3,213,419	1.54

MEDIA
Other securities[a]		2,075,584	1.00

		2,075,584	1.00

METAL FABRICATE & HARDWARE
Other securities[a]		1,397,056	0.67

		1,397,056	0.67

MINING
Other securities[a]		1,068,453	0.51

		1,068,453	0.51

Security	Shares	Value	% of Net Assets
OIL & GAS
Other securities[a]		$2,434,347	1.17%

		2,434,347	1.17

OIL & GAS SERVICES
Other securities[a]		797,810	0.38

		797,810	0.38

PACKAGING & CONTAINERS
Other securities[a]		244,199	0.12

		244,199	0.12

PHARMACEUTICALS
Medivation Inc.[b]	32,350	591,035	0.28
PetMed Express Inc.[b]	36,459	600,844	0.29
Salix Pharmaceuticals Ltd.[b]	59,237	562,752	0.27
Other securities[a]		11,315,505	5.43

		13,070,136	6.27

REAL ESTATE
Hilltop Holdings Inc.[b]	54,680	623,352	0.30
Other securities[a]		584,809	0.28

		1,208,161	0.58

REAL ESTATE INVESTMENT TRUSTS
Anworth Mortgage Asset Corp.	100,522	616,200	0.30
Investors Real Estate Trust	66,034	651,095	0.31
Universal Health Realty Income Trust	22,922	670,010	0.32
Other securities[a]		3,886,708	1.86

		5,824,013	2.79

RETAIL
Buffalo Wild Wings Inc.[b,c]	25,032	915,671	0.44
EZCORP Inc.[b]	49,006	566,999	0.27
Fred’s Inc.	52,460	591,749	0.28
Hot Topic Inc.[b]	64,276	719,248	0.35
Other securities[a]		7,612,281	3.65

		10,405,948	4.99

SAVINGS & LOANS
United Financial Bancorp Inc.	38,954	509,908	0.25
Westfield Financial Inc.	58,762	517,106	0.25

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Other securities[a]		$5,133,094	2.46%

		6,160,108	2.96

SEMICONDUCTORS
Other securities[a]		5,691,166	2.73

		5,691,166	2.73

SOFTWARE
Computer Programs and Systems Inc.	17,472	581,293	0.28
EPIQ Systems Inc.[b]	43,380	782,141	0.37
Other securities[a]		5,353,564	2.57

		6,716,998	3.22

TELECOMMUNICATIONS
Neutral Tandem Inc.[b]	22,361	550,304	0.26
Shenandoah Telecommunications Co.	27,758	632,882	0.30
Other securities[a]		8,725,988	4.20

		9,909,174	4.76

TEXTILES
Other securities[a]		23,146	0.01

		23,146	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		108,304	0.05

		108,304	0.05

TRANSPORTATION
Other securities[a]		2,744,896	1.32

		2,744,896	1.32

TRUCKING & LEASING
Other securities[a]		54,256	0.03

		54,256	0.03

WATER
American States Water Co.	23,453	851,813	0.41
Other securities[a]		1,781,951	0.85

		2,633,764	1.26

TOTAL COMMON STOCKS
(Cost: $421,383,167)		208,015,394	99.83

RIGHTS

APPAREL
Other securities[a]		2	0.00

		2	0.00

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$5	0.00%

		5	0.00

TOTAL RIGHTS (Cost: $0)		7	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	14,322,675	14,322,675	6.87
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	2,286,631	2,286,631	1.10
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	513,324	513,324	0.24

		17,122,630	8.21

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,122,630)		17,122,630	8.21

TOTAL INVESTMENTS IN SECURITIES
(Cost: $438,505,797)		225,138,031	108.04

Other Assets, Less Liabilities		(16,762,893)	(8.04)

NET ASSETS		$208,375,138	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,616,233	0.13%

		4,616,233	0.13

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	199,765	13,544,067	0.39
Other securities[a]		22,938,965	0.67

		36,483,032	1.06

AGRICULTURE
Bunge Ltd.[b]	197,939	11,213,244	0.33
Lorillard Inc.	283,248	17,487,731	0.51

		28,700,975	0.84

AIRLINES
Other securities[a]		17,620,713	0.51

		17,620,713	0.51

APPAREL
Other securities[a]		27,081,113	0.79

		27,081,113	0.79

AUTO MANUFACTURERS
Other securities[a]		12,361,609	0.36

		12,361,609	0.36

AUTO PARTS & EQUIPMENT
Other securities[a]		10,262,949	0.30

		10,262,949	0.30

BANKS
Northern Trust Corp.	358,490	21,444,872	0.62
Other securities[a]		70,219,644	2.05

		91,664,516	2.67

BEVERAGES
Other securities[a]		41,250,051	1.20

		41,250,051	1.20

BIOTECHNOLOGY
Other securities[a]		32,485,741	0.95

		32,485,741	0.95

BUILDING MATERIALS
Other securities[a]		15,499,980	0.45

		15,499,980	0.45

Security	Shares	Value	% of Net Assets
CHEMICALS
Rohm and Haas Co.	215,761	$17,010,597	0.50%
Other securities[a]		84,617,722	2.46

		101,628,319	2.96

COAL
Other securities[a]		15,602,012	0.45

		15,602,012	0.45

COMMERCIAL SERVICES
Apollo Group Inc. Class Ac	207,545	16,257,000	0.47
Other securities[a]		110,798,837	3.23

		127,055,837	3.70

COMPUTERS
Other securities[a]		88,124,210	2.57

		88,124,210	2.57

COSMETICS & PERSONAL CARE
Avon Products Inc.	695,007	13,364,985	0.39
Other securities[a]		7,540,457	0.22

		20,905,442	0.61

DISTRIBUTION & WHOLESALE
Other securities[a]		33,804,412	0.98

		33,804,412	0.98

DIVERSIFIED FINANCIAL SERVICES
T. Rowe Price Group Inc.	422,947	12,206,250	0.36
Other securities[a]		72,404,666	2.10

		84,610,916	2.46

ELECTRIC
American Electric Power Co. Inc.	654,005	16,520,166	0.48
Consolidated Edison Inc.	443,996	17,586,682	0.51
Edison International	530,600	15,286,586	0.45
PG&E Corp.	581,797	22,236,281	0.65
PPL Corp.	607,502	17,441,382	0.51
Progress Energy Inc.	453,166	16,431,799	0.48
Xcel Energy Inc.	739,278	13,772,749	0.40
Other securities[a]		127,609,264	3.71

		246,884,909	7.19

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$20,481,396	0.60%

		20,481,396	0.60

ELECTRONICS
Other securities[a]		63,467,431	1.85

		63,467,431	1.85

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,576,387	0.08

		2,576,387	0.08

ENGINEERING & CONSTRUCTION
Other securities[a]		40,262,819	1.17

		40,262,819	1.17

ENTERTAINMENT
Other securities[a]		15,057,878	0.44

		15,057,878	0.44

ENVIRONMENTAL CONTROL
Other securities[a]		18,824,355	0.55

		18,824,355	0.55

FOOD
ConAgra Foods Inc.	737,778	12,446,315	0.36
H.J. Heinz Co.	513,227	16,967,285	0.49
Safeway Inc.	713,304	14,401,608	0.42
Other securities[a]		67,404,473	1.97

		111,219,681	3.24

FOREST PRODUCTS & PAPER
Other securities[a]		31,463,631	0.92

		31,463,631	0.92

GAS
Sempra Energy	407,690	18,851,586	0.55
Other securities[a]		24,089,614	0.70

		42,941,200	1.25

HAND & MACHINE TOOLS
Other securities[a]		13,419,473	0.39

		13,419,473	0.39

HEALTH CARE - PRODUCTS
C.R. Bard Inc.	161,682	12,889,289	0.37
St. Jude Medical Inc.[c]	553,063	20,092,779	0.58
Other securities[a]		67,976,543	1.99

		100,958,611	2.94

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Quest Diagnostics Inc.	257,647	$12,233,080	0.36%
Other securities[a]		49,682,942	1.44

		61,916,022	1.80

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		6,275,391	0.18

		6,275,391	0.18

HOME BUILDERS
Other securities[a]		23,096,745	0.67

		23,096,745	0.67

HOME FURNISHINGS
Other securities[a]		4,909,732	0.14

		4,909,732	0.14

HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	224,486	11,556,539	0.34
Other securities[a]		19,824,623	0.57

		31,381,162	0.91

HOUSEWARES
Other securities[a]		4,273,515	0.13

		4,273,515	0.13

INSURANCE
Aon Corp.	452,192	18,458,477	0.54
Marsh & McLennan Companies Inc.	833,125	16,870,781	0.49
Progressive Corp. (The)[c]	1,103,364	14,829,212	0.43
Other securities[a]		130,989,237	3.82

		181,147,707	5.28

INTERNET
Other securities[a]		42,612,866	1.24

		42,612,866	1.24

INVESTMENT COMPANIES
Other securities[a]		1,119,590	0.03

		1,119,590	0.03

IRON & STEEL
Other securities[a]		15,387,996	0.45

		15,387,996	0.45

LEISURE TIME
Other securities[a]		7,251,426	0.21

		7,251,426	0.21

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$17,319,689	0.50%

		17,319,689	0.50

MACHINERY
Other securities[a]		37,640,468	1.10

		37,640,468	1.10

MANUFACTURING
ITT Corp.	295,893	11,383,004	0.33
Other securities[a]		85,162,161	2.48

		96,545,165	2.81

MEDIA
Liberty Media Corp. - Liberty Entertainment Group Series Ac	841,420	16,786,329	0.49
McGraw-Hill Companies Inc. (The)	523,266	11,967,093	0.35
Other securities[a]		41,443,319	1.20

		70,196,741	2.04

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	226,856	13,588,674	0.40
Other securities[a]		5,553,462	0.16

		19,142,136	0.56

MINING
Other securities[a]		8,837,089	0.26

		8,837,089	0.26

MISCELLANEOUS - MANUFACTURING
Other securities[a]		459,968	0.01

		459,968	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		14,560,482	0.42

		14,560,482	0.42

OFFICE FURNISHINGS
Other securities[a]		494,798	0.01

		494,798	0.01

OIL & GAS
Murphy Oil Corp.	309,391	13,851,435	0.40
Noble Energy Inc.	280,459	15,111,131	0.44
Southwestern Energy Co.[c]	556,894	16,534,183	0.48

Security	Shares	Value	% of Net Assets
Other securities[a]		$107,365,965	3.13%

		152,862,714	4.45

OIL & GAS SERVICES
Other securities[a]		45,259,507	1.32

		45,259,507	1.32

PACKAGING & CONTAINERS
Other securities[a]		34,278,929	1.00

		34,278,929	1.00

PHARMACEUTICALS
Allergan Inc.	496,685	23,721,673	0.69
Express Scripts Inc.[c]	342,744	15,824,490	0.46
Forest Laboratories Inc.[c]	496,335	10,899,517	0.32
Other securities[a]		65,404,995	1.90

		115,850,675	3.37

PIPELINES
Spectra Energy Corp.	1,030,801	14,575,526	0.43
Other securities[a]		23,363,599	0.68

		37,939,125	1.11

REAL ESTATE
Other securities[a]		5,671,658	0.17

		5,671,658	0.17

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	875,703	12,146,001	0.35
Public Storage	206,056	11,384,594	0.33
Other securities[a]		101,514,444	2.96

		125,045,039	3.64

RETAIL
Kohl’s Corp.[c]	503,079	21,290,303	0.62
Starbucks Corp.[c]	1,185,600	13,172,016	0.38
TJX Companies Inc. (The)	691,635	17,733,521	0.52
Yum! Brands Inc.	771,469	21,199,968	0.62
Other securities[a]		177,507,150	5.17

		250,902,958	7.31

SAVINGS & LOANS
Other securities[a]		32,424,188	0.94

		32,424,188	0.94

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Broadcom Corp. Class Ac	837,217	$16,727,596	0.49%
Other securities[a]		117,218,482	3.41

		133,946,078	3.90

SOFTWARE
CA Inc.	632,518	11,138,642	0.32
Intuit Inc.[c]	522,782	14,115,114	0.41
Paychex Inc.	527,012	13,528,398	0.39
Other securities[a]		115,954,810	3.39

		154,736,964	4.51

TELECOMMUNICATIONS
American Tower Corp. Class Ac	645,823	19,652,394	0.57
Juniper Networks Inc.[b,c]	854,918	12,875,065	0.37
Other securities[a]		92,459,826	2.70

		124,987,285	3.64

TEXTILES
Other securities[a]		8,026,293	0.23

		8,026,293	0.23

TOYS, GAMES & HOBBIES
Other securities[a]		11,825,905	0.34

		11,825,905	0.34

TRANSPORTATION
C.H. Robinson Worldwide Inc.	277,745	12,667,949	0.37
Other securities[a]		30,425,623	0.89

		43,093,572	1.26

TRUCKING & LEASING
Other securities[a]		1,592,526	0.05

		1,592,526	0.05

WATER
Other securities[a]		6,336,534	0.19

		6,336,534	0.19

TOTAL COMMON STOCKS (Cost: $5,597,255,807)		3,426,664,469	99.79

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	263,487,582	$263,487,582	7.67%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	42,066,084	42,066,084	1.23
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	2,885,490	2,885,490	0.08

		308,439,156	8.98

TOTAL SHORT-TERM INVESTMENTS
(Cost: $308,439,156)		308,439,156	8.98

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,905,694,963)		3,735,103,625	108.77

Other Assets, Less Liabilities		(301,095,373)	(8.77)

NET ASSETS		$3,434,008,252	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,784,162	0.22%

		3,784,162	0.22

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	141,897	9,620,617	0.57
Other securities[a]		17,526,327	1.04

		27,146,944	1.61

AGRICULTURE
Lorillard Inc.	136,055	8,400,036	0.50

		8,400,036	0.50

AIRLINES
Other securities[a]		2,848,336	0.17

		2,848,336	0.17

APPAREL
Coach Inc.[b]	479,215	8,002,890	0.48
Other securities[a]		8,330,817	0.49

		16,333,707	0.97

AUTO MANUFACTURERS
Other securities[a]		511,384	0.03

		511,384	0.03

AUTO PARTS & EQUIPMENT
Other securities[a]		5,752,199	0.34

		5,752,199	0.34

BANKS
Northern Trust Corp.	296,724	17,750,030	1.06

		17,750,030	1.06

BEVERAGES
Other securities[a]		8,361,469	0.50

		8,361,469	0.50

BIOTECHNOLOGY
Other securities[a]		25,276,267	1.50

		25,276,267	1.50

BUILDING MATERIALS
Other securities[a]		8,186,688	0.49

		8,186,688	0.49

Security	Shares	Value	% of Net Assets
CHEMICALS
Ecolab Inc.	260,476	$9,046,331	0.54%
Rohm and Haas Co.	167,124	13,176,056	0.78
Other securities[a]		37,791,574	2.25

		60,013,961	3.57

COAL
Other securities[a]		14,326,187	0.85

		14,326,187	0.85

COMMERCIAL SERVICES
Apollo Group Inc. Class Ab	190,238	14,901,343	0.89
H&R Block Inc.	485,712	8,835,101	0.52
Other securities[a]		59,552,127	3.54

		83,288,571	4.95

COMPUTERS
Cognizant Technology Solutions Corp. Class Ab	431,246	8,965,604	0.53
Other securities[a]		32,318,899	1.92

		41,284,503	2.45

COSMETICS & PERSONAL CARE
Avon Products Inc.	637,057	12,250,606	0.73
Other securities[a]		4,339,181	0.26

		16,589,787	0.99

DISTRIBUTION & WHOLESALE
W.W. Grainger Inc.	114,199	8,014,486	0.48
Other securities[a]		10,867,396	0.64

		18,881,882	1.12

DIVERSIFIED FINANCIAL SERVICES
T. Rowe Price Group Inc.	387,678	11,188,387	0.66
Other securities[a]		37,422,297	2.23

		48,610,684	2.89

ELECTRIC
PPL Corp.	556,860	15,987,451	0.95
Other securities[a]		29,404,254	1.75

		45,391,705	2.70

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,511,660	0.92

		15,511,660	0.92

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[b]	514,999	$7,915,535	0.47%
Other securities[a]		39,152,641	2.33

		47,068,176	2.80

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,351,972	0.14

		2,351,972	0.14
ENGINEERING & CONSTRUCTION
Fluor Corp.	264,824	9,149,669	0.54
Other securities[a]		22,543,039	1.34

		31,692,708	1.88

ENTERTAINMENT
Other securities[a]		10,477,815	0.62

		10,477,815	0.62

ENVIRONMENTAL CONTROL
Other securities[a]		12,371,030	0.74

		12,371,030	0.74

FOOD
H.J. Heinz Co.	261,087	8,631,536	0.51
Other securities[a]		18,249,600	1.09

		26,881,136	1.60

FOREST PRODUCTS & PAPER
Other securities[a]		2,836,577	0.17

		2,836,577	0.17

GAS
Other securities[a]		607,331	0.04

		607,331	0.04

HAND & MACHINE TOOLS
Other securities[a]		1,773,460	0.11

		1,773,460	0.11

HEALTH CARE - PRODUCTS
C.R. Bard Inc.	148,201	11,814,584	0.70
St. Jude Medical Inc.[b]	506,969	18,418,184	1.09
Other securities[a]		54,459,810	3.25

		84,692,578	5.04

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Laboratory Corp. of America Holdings[b]	166,152	$9,718,230	0.58%
Quest Diagnostics Inc.	193,890	9,205,897	0.55
Other securities[a]		19,766,866	1.17

		38,690,993	2.30

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,803,825	0.11

		1,803,825	0.11

HOME BUILDERS
Other securities[a]		1,272,089	0.08

		1,272,089	0.08

HOME FURNISHINGS
Other securities[a]		877,718	0.05

		877,718	0.05

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		10,500,278	0.62

		10,500,278	0.62

HOUSEWARES
Other securities[a]		1,278,397	0.08

		1,278,397	0.08

INSURANCE
Other securities[a]		3,588,827	0.21

		3,588,827	0.21

INTERNET
Other securities[a]		29,939,068	1.78

		29,939,068	1.78

IRON & STEEL
Other securities[a]		8,367,935	0.50

		8,367,935	0.50

LEISURE TIME
Other securities[a]		4,235,593	0.25

		4,235,593	0.25

LODGING
Other securities[a]		13,701,407	0.81

		13,701,407	0.81

MACHINERY
Other securities[a]		27,759,416	1.65

		27,759,416	1.65

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
ITT Corp.	205,573	$7,908,393	0.47%
Parker Hannifin Corp.	250,383	8,508,014	0.51
Other securities[a]		40,192,535	2.39

		56,608,942	3.37

MEDIA
Liberty Media Corp. - Liberty Entertainment Group Series Ab	771,263	15,386,697	0.91
Other securities[a]		16,460,843	0.98

		31,847,540	1.89

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	207,934	12,455,247	0.74
Other securities[a]		1,501,394	0.09

		13,956,641	0.83

MINING
Other securities[a]		204,544	0.01

		204,544	0.01

MISCELLANEOUS - MANUFACTURING
Other securities[a]		423,170	0.02

		423,170	0.02

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,540,592	0.39

		6,540,592	0.39

OIL & GAS
Murphy Oil Corp.	283,589	12,696,280	0.76
Range Resources Corp.	230,368	9,481,947	0.56
Southwestern Energy Co.[b]	510,457	15,155,468	0.90
Other securities[a]		58,221,628	3.46

		95,555,323	5.68

OIL & GAS SERVICES
Other securities[a]		29,378,414	1.75

		29,378,414	1.75

PACKAGING & CONTAINERS
Other securities[a]		9,554,366	0.57

		9,554,366	0.57

PHARMACEUTICALS
Allergan Inc.	455,287	21,744,506	1.29

Security	Shares	Value	% of Net Assets
Express Scripts Inc.[b]	314,170	$14,505,229	0.86%
Other securities[a]		32,992,280	1.97

		69,242,015	4.12

PIPELINES
Other securities[a]		4,293,834	0.26

		4,293,834	0.26

REAL ESTATE
Other securities[a]		2,802,507	0.17

		2,802,507	0.17

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		10,312,928	0.61

		10,312,928	0.61

RETAIL
AutoZone Inc.[b,c]	52,991	8,617,396	0.51
Bed Bath & Beyond Inc.[b]	318,096	7,872,876	0.47
Kohl’s Corp.[b]	351,385	14,870,613	0.88
Starbucks Corp.[b]	1,086,738	12,073,659	0.72
TJX Companies Inc. (The)	633,964	16,254,837	0.97
Yum! Brands Inc.	707,170	19,433,032	1.15
Other securities[a]		94,881,464	5.65

		174,003,877	10.35

SAVINGS & LOANS
Other securities[a]		3,582,159	0.21

		3,582,159	0.21

SEMICONDUCTORS
Altera Corp.	447,523	7,854,029	0.47
Analog Devices Inc.	433,087	8,345,586	0.50
Broadcom Corp. Class Ab	767,425	15,333,151	0.91
NVIDIA Corp.[b]	828,091	8,164,977	0.49
Xilinx Inc.[c]	416,865	7,987,133	0.48
Other securities[a]		56,341,255	3.34

		104,026,131	6.19

SOFTWARE
Activision Blizzard Inc.[b]	885,954	9,267,079	0.55
BMC Software Inc.[b]	285,127	9,409,191	0.56
Electronic Arts Inc.[b,c]	475,326	8,646,180	0.51
Fiserv Inc.[b]	244,714	8,922,272	0.53

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Intuit Inc.[b]	479,176	$12,937,752	0.77%
Paychex Inc.	483,059	12,400,125	0.74
Other securities[a]		64,082,713	3.81

		125,665,312	7.47

TELECOMMUNICATIONS
American Tower Corp. Class Ab	591,983	18,014,043	1.07
Juniper Networks Inc.[b,c]	783,625	11,801,392	0.70
Other securities[a]		45,063,271	2.68

		74,878,706	4.45

TOYS, GAMES & HOBBIES
Other securities[a]		1,921,866	0.11

		1,921,866	0.11

TRANSPORTATION
C.H. Robinson Worldwide Inc.	254,575	11,611,166	0.69
Expeditors International Washington Inc.	318,400	9,007,536	0.54
Other securities[a]		13,001,564	0.77

		33,620,266	2.00

TRUCKING & LEASING
Other securities[a]		169,062	0.01

		169,062	0.01

TOTAL COMMON STOCKS
(Cost: $3,017,733,231)		1,679,606,686	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	140,040,193	140,040,193	8.33
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	22,357,572	22,357,572	1.33

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	1,153,277	$1,153,277	0.07%

		163,551,042	9.73

TOTAL SHORT-TERM INVESTMENTS
(Cost: $163,551,042)		163,551,042	9.73

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,181,284,273)		1,843,157,728	109.60

Other Assets, Less Liabilities		(161,453,494)	(9.60)

NET ASSETS		$1,681,704,234	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$563,910	0.03%

		563,910	0.03

AEROSPACE & DEFENSE
Other securities[a]		7,477,892	0.43

		7,477,892	0.43

AGRICULTURE
Bunge Ltd.	215,658	12,217,026	0.70
Lorillard Inc.	146,982	9,074,669	0.52

		21,291,695	1.22

AIRLINES
Southwest Airlines Co.	1,299,120	8,223,430	0.47
Other securities[a]		7,646,537	0.44

		15,869,967	0.91

APPAREL
VF Corp.	154,996	8,851,822	0.51
Other securities[a]		1,303,334	0.07

		10,155,156	0.58

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	4,098,836	10,779,939	0.62
Other securities[a]		2,091,387	0.12

		12,871,326	0.74

AUTO PARTS & EQUIPMENT
Other securities[a]		4,441,495	0.25

		4,441,495	0.25

BANKS
Other securities[a]		78,764,015	4.51

		78,764,015	4.51

BEVERAGES
Coca-Cola Enterprises Inc.	565,244	7,455,568	0.43
Dr Pepper Snapple Group Inc.[b]	450,033	7,610,058	0.44
Other securities[a]		19,959,938	1.14

		35,025,564	2.01

BIOTECHNOLOGY
Other securities[a]		5,344,886	0.31

		5,344,886	0.31

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$7,127,181	0.41%

		7,127,181	0.41

CHEMICALS
PPG Industries Inc.	259,298	9,568,096	0.55
Other securities[a]		29,929,236	1.71

		39,497,332	2.26

COMMERCIAL SERVICES
Moody’s Corp.	349,687	8,014,826	0.46
Other securities[a]		31,585,500	1.81

		39,600,326	2.27

COMPUTERS
Computer Sciences Corp.[b]	268,326	9,885,130	0.57
Sun Microsystems Inc.[b]	1,311,323	9,598,884	0.55
Other securities[a]		27,556,874	1.57

		47,040,888	2.69

COSMETICS & PERSONAL CARE
Other securities[a]		3,061,552	0.18

		3,061,552	0.18

DISTRIBUTION & WHOLESALE
Genuine Parts Co.	290,849	8,684,751	0.50
Other securities[a]		5,803,741	0.33

		14,488,492	0.83

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	394,384	8,080,928	0.46
Invesco Ltd.	601,592	8,338,065	0.48
Other securities[a]		18,097,832	1.04

		34,516,825	1.98

ELECTRIC
Ameren Corp.	371,897	8,624,291	0.49
American Electric Power Co. Inc.	712,596	18,000,175	1.03
Consolidated Edison Inc.	483,774	19,162,288	1.10
DTE Energy Co.	289,659	8,023,554	0.46
Edison International	578,126	16,655,810	0.95
PG&E Corp.	633,941	24,229,225	1.39
Progress Energy Inc.	494,091	17,915,740	1.03

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
Wisconsin Energy Corp.	207,596	$8,546,727	0.49%
Xcel Energy Inc.	806,027	15,016,283	0.86
Other securities[a]		79,140,566	4.54

		215,314,659	12.34

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		3,884,432	0.22

		3,884,432	0.22

ELECTRONICS
Other securities[a]		13,337,036	0.76

		13,337,036	0.76

ENGINEERING & CONSTRUCTION
Other securities[a]		6,239,824	0.36

		6,239,824	0.36

ENTERTAINMENT
Other securities[a]		3,976,262	0.23

		3,976,262	0.23

ENVIRONMENTAL CONTROL
Other securities[a]		5,787,960	0.33

		5,787,960	0.33

FOOD
ConAgra Foods Inc.	803,821	13,560,460	0.78
H.J. Heinz Co.	248,987	8,231,510	0.47
Safeway Inc.	777,195	15,691,567	0.90
Sara Lee Corp.	1,254,015	10,132,441	0.58
Other securities[a]		41,680,137	2.39

		89,296,115	5.12

FOREST PRODUCTS & PAPER
Weyerhaeuser Co.	375,089	10,341,204	0.59
Other securities[a]		20,531,462	1.18

		30,872,666	1.77

GAS
Sempra Energy	444,218	20,540,640	1.18
Other securities[a]		25,626,856	1.46

		46,167,496	2.64

HAND & MACHINE TOOLS
Other securities[a]		12,581,540	0.72

		12,581,540	0.72

HEALTH CARE - PRODUCTS
Other securities[a]		9,376,717	0.54

		9,376,717	0.54

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$21,481,500	1.23%

		21,481,500	1.23

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		4,692,509	0.27

		4,692,509	0.27

HOME BUILDERS
Other securities[a]		23,762,235	1.36

		23,762,235	1.36

HOME FURNISHINGS
Other securities[a]		4,325,718	0.25

		4,325,718	0.25

HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	169,101	8,705,319	0.50
Other securities[a]		13,045,794	0.75

		21,751,113	1.25

HOUSEWARES
Other securities[a]		3,151,197	0.18

		3,151,197	0.18

INSURANCE
Aon Corp.	492,709	20,112,381	1.15
CIGNA Corp.	429,268	7,550,824	0.43
Everest Re Group Ltd.	109,959	7,785,097	0.45
Marsh & McLennan Companies Inc.	907,764	18,382,221	1.05
Progressive Corp. (The)[b]	1,202,186	16,157,380	0.93
Unum Group	614,860	7,685,750	0.44
Other securities[a]		115,522,302	6.62

		193,195,955	11.07

INTERNET
Other securities[a]		10,784,347	0.62

		10,784,347	0.62

INVESTMENT COMPANIES
Other securities[a]		1,215,210	0.07

		1,215,210	0.07

IRON & STEEL
Other securities[a]		6,827,085	0.39

		6,827,085	0.39

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$2,877,789	0.16%

		2,877,789	0.16

LODGING
Other securities[a]		2,658,248	0.15

		2,658,248	0.15

MACHINERY
Other securities[a]		8,033,202	0.46

		8,033,202	0.46

MANUFACTURING
Other securities[a]		37,940,551	2.17

		37,940,551	2.17

MEDIA
Other securities[a]		38,665,010	2.21

		38,665,010	2.21

METAL FABRICATE & HARDWARE
Other securities[a]		4,264,300	0.24

		4,264,300	0.24

MINING
Vulcan Materials Co.[c]	194,296	8,605,370	0.49
Other securities[a]		764,819	0.05

		9,370,189	0.54

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		8,081,228	0.46

		8,081,228	0.46

OFFICE FURNISHINGS
Other securities[a]		547,838	0.03

		547,838	0.03

OIL & GAS
Noble Energy Inc.	286,019	15,410,704	0.88
Other securities[a]		37,751,255	2.17

		53,161,959	3.05

OIL & GAS SERVICES
Other securities[a]		14,343,090	0.82

		14,343,090	0.82

PACKAGING & CONTAINERS
Other securities[a]		25,989,229	1.49

		25,989,229	1.49

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
AmerisourceBergen Corp.	237,354	$7,751,982	0.44%
Forest Laboratories Inc.[b]	493,707	10,841,806	0.62
Hospira Inc.[b]	241,757	7,460,621	0.43
Other securities[a]		18,018,973	1.03

		44,073,382	2.52

PIPELINES
Spectra Energy Corp.	1,123,128	15,881,030	0.91
Other securities[a]		20,351,836	1.17

		36,232,866	2.08

REAL ESTATE
Other securities[a]		2,875,657	0.16

		2,875,657	0.16

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	954,106	13,233,450	0.76
Equity Residential	480,254	8,812,661	0.51
Public Storage	224,498	12,403,515	0.71
Vornado Realty Trust	241,560	8,029,454	0.46
Other securities[a]		81,855,061	4.68

		124,334,141	7.12

RETAIL
Family Dollar Stores Inc.	228,667	7,630,618	0.44
J.C. Penney Co. Inc.	393,798	7,903,526	0.45
Other securities[a]		51,028,165	2.92

		66,562,309	3.81

SAVINGS & LOANS
People’s United Financial Inc.	614,252	11,038,108	0.63
Other securities[a]		20,093,578	1.15

		31,131,686	1.78

SEMICONDUCTORS
Other securities[a]		22,443,442	1.29

		22,443,442	1.29

SOFTWARE
Other securities[a]		19,379,730	1.11

		19,379,730	1.11

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2009

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	397,606	$8,115,138	0.47%
Other securities[a]		39,072,317	2.23

		47,187,455	2.70

TEXTILES
Other securities[a]		8,718,846	0.50

		8,718,846	0.50

TOYS, GAMES & HOBBIES
Other securities[a]		10,582,912	0.61

		10,582,912	0.61

TRANSPORTATION
Other securities[a]		7,071,386	0.41

		7,071,386	0.41

TRUCKING & LEASING
Other securities[a]		1,551,985	0.09

		1,551,985	0.09

WATER
Other securities[a]		6,914,714	0.40

		6,914,714	0.40

TOTAL COMMON STOCKS
(Cost: $3,467,397,307)		1,740,153,222	99.69

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%[d,e,f]	97,499,224	97,499,224	5.59
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%[d,e,f]	15,565,859	15,565,859	0.89

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.06%[d,e]	3,429,731	$3,429,731	0.20%

		116,494,814	6.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,494,814)		116,494,814	6.68

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,583,892,121)		1,856,648,036	106.37

Other Assets, Less Liabilities		(111,106,638)	(6.37)

NET ASSETS		$1,745,541,398	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2009

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,808,046,511	$493,446,892	$524,482,520	$421,383,167
Affiliated issuers (Note 2)	50,320,808	6,342,160	5,369,836	17,122,630

Total cost of investments	$3,858,367,319	$499,789,052	$529,852,356	$438,505,797

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,229,901,300	$299,726,410	$267,355,800	$208,015,401
Affiliated issuers (Note 2)	50,320,808	6,342,160	5,369,836	17,122,630

Total fair value of investments	2,280,222,108	306,068,570	272,725,636	225,138,031
Receivables:
Investment securities sold	1,688,656	157,657	513,457	17,068
Due from custodian (Note 4)	–	–	–	14,877
Dividends and interest	4,426,920	443,146	694,442	307,220
Capital shares sold	–	49,205	–	18,005

Total Assets	2,286,337,684	306,718,578	273,933,535	225,495,201

LIABILITIES
Payables:
Investment securities purchased	2,503,577	332,165	877,708	401,161
Securities related to in-kind transactions (Note 4)	32,442	–	–	5,312
Collateral for securities on loan (Note 5)	48,521,246	6,147,763	4,910,044	16,609,306
Capital shares redeemed	181,799	60,372	–	–
Investment advisory fees (Note 2)	366,540	63,143	55,071	104,284

Total Liabilities	51,605,604	6,603,443	5,842,823	17,120,063

NET ASSETS	$2,234,732,080	$300,115,135	$268,090,712	$208,375,138

Net assets consist of:
Paid-in capital	$4,017,425,867	$535,324,163	$570,141,941	$458,752,071
Undistributed net investment income	371,610	66,059	11,704	65,610
Accumulated net realized loss	(204,920,186)	(41,554,605)	(44,936,213)	(37,074,777)
Net unrealized depreciation	(1,578,145,211)	(193,720,482)	(257,126,720)	(213,367,766)

NET ASSETS	$2,234,732,080	$300,115,135	$268,090,712	$208,375,138

Shares outstanding[b]	48,450,000	10,500,000	5,050,000	7,850,000

Net asset value per share	$46.12	$28.58	$53.09	$26.54

[a]	Securities on loan with values of $46,589,306, $5,935,788, $4,827,105 and $14,591,787, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2009

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund		Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,597,255,807	$3,017,733,231		$3,467,397,307
Affiliated issuers (Note 2)	308,439,156	163,551,042		116,494,814

Total cost of investments	$5,905,694,963	$3,181,284,273		$3,583,892,121

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,426,664,469	$1,679,606,686		$1,740,153,222
Affiliated issuers (Note 2)	308,439,156	163,551,042		116,494,814

Total fair value of investments	3,735,103,625	1,843,157,728		1,856,648,036
Receivables:
Investment securities sold	5,052,380	2,627,116		4,818,779
Dividends and interest	6,177,917	1,691,595		4,824,033
Capital shares sold	47,249	7,902		38,601

Total Assets	3,746,381,171	1,847,484,341		1,866,329,449

LIABILITIES
Payables:
Investment securities purchased	6,272,534	2,718,787		7,319,625
Securities related to in-kind transactions (Note 4)	–	–		34,358
Collateral for securities on loan (Note 5)	305,553,666	162,397,765		113,065,083
Capital shares redeemed	–	316,595		21,130
Investment advisory fees (Note 2)	546,719	346,960		347,855

Total Liabilities	312,372,919	165,780,107		120,788,051

NET ASSETS	$3,434,008,252	$1,681,704,234		$1,745,541,398

Net assets consist of:
Paid-in capital	$5,862,257,283	$3,205,160,458		$3,759,163,684
Undistributed net investment income	252,674	40,052		62,215
Accumulated net realized loss	(257,910,367)	(185,369,731)		(286,440,416)
Net unrealized depreciation	(2,170,591,338)	(1,338,126,545)		(1,727,244,085)

NET ASSETS	$3,434,008,252	$1,681,704,234		$1,745,541,398

Shares outstanding[b]	63,300,000	55,650,000	[c]	72,800,000	[d]

Net asset value per share	$54.25	$30.22	[c]	$23.98	[d]

[a]	Securities on loan with values of $300,182,719, $159,173,369 and $110,294,552, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2009

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$64,596,317	$6,226,452	$14,011,811	$3,858,965
Interest from affiliated issuers (Note 2)	48,556	6,618	9,783	5,656
Securities lending income from affiliated issuers (Note 2)	1,019,093	107,134	176,882	553,512

Total investment income	65,663,966	6,340,204	14,198,476	4,418,133

EXPENSES
Investment advisory fees (Note 2)	5,406,775	990,064	1,116,189	1,525,613

Total expenses	5,406,775	990,064	1,116,189	1,525,613

Net investment income	60,257,191	5,350,140	13,082,287	2,892,520

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(163,073,517)	(27,760,937)	(62,735,257)	(29,293,810)
In-kind redemptions	62,539,341	(11,757,779)	(809,635)	23,581,653

Net realized loss	(100,534,176)	(39,518,716)	(63,544,892)	(5,712,157)

Net change in unrealized appreciation (depreciation)	(1,231,380,079)	(165,445,036)	(158,425,539)	(133,586,502)

Net realized and unrealized loss	(1,331,914,255)	(204,963,752)	(221,970,431)	(139,298,659)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,271,657,064)	$(199,613,612)	$(208,888,144)	$(136,406,139)

[a]	Net of foreign withholding tax of $1,795, $10, $809 and $615, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2009

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$71,120,738	$27,278,913	$68,463,355
Interest from affiliated issuers (Note 2)	52,694	32,432	44,108
Securities lending income from affiliated issuers (Note 2)	3,802,169	1,826,375	3,272,957

Total investment income	74,975,601	29,137,720	71,780,420

EXPENSES
Investment advisory fees (Note 2)	7,163,929	5,982,645	6,245,180

Total expenses	7,163,929	5,982,645	6,245,180

Net investment income	67,811,672	23,155,075	65,535,240

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(215,951,951)	(145,735,533)	(309,978,952)
In-kind redemptions	191,013,917	51,402,126	130,595,760

Net realized loss	(24,938,034)	(94,333,407)	(179,383,192)

Net change in unrealized appreciation (depreciation)	(2,007,081,223)	(1,142,827,196)	(1,182,963,412)

Net realized and unrealized loss	(2,032,019,257)	(1,237,160,603)	(1,362,346,604)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,964,207,585)	$(1,214,005,528)	$(1,296,811,364)

[a]	Net of foreign withholding tax of $4,614, $– and $8,385, respectively.

See notes to financial statements.

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$60,257,191	$48,593,827	$5,350,140	$2,950,365
Net realized gain (loss)	(100,534,176)	344,160,437	(39,518,716)	26,813,934
Net change in unrealized appreciation (depreciation)	(1,231,380,079)	(562,322,863)	(165,445,036)	(46,407,188)

Net decrease in net assets resulting from operations	(1,271,657,064)	(169,568,599)	(199,613,612)	(16,642,889)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(60,199,290)	(49,220,971)	(5,300,457)	(3,047,842)

Total distributions to shareholders	(60,199,290)	(49,220,971)	(5,300,457)	(3,047,842)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,950,024,402	1,529,667,869	421,624,510	208,294,185
Cost of shares redeemed	(1,102,138,333)	(1,520,828,411)	(245,960,681)	(124,507,396)

Net increase in net assets from capital share transactions	847,886,069	8,839,458	175,663,829	83,786,789

INCREASE (DECREASE) IN NET ASSETS	(483,970,285)	(209,950,112)	(29,250,240)	64,096,058

NET ASSETS
Beginning of year	2,718,702,365	2,928,652,477	329,365,375	265,269,317

End of year	$2,234,732,080	$2,718,702,365	$300,115,135	$329,365,375

Undistributed net investment income included in net assets at end of year	$371,610	$351,853	$66,059	$17,904

SHARES ISSUED AND REDEEMED
Shares sold	33,850,000	18,200,000	11,250,000	4,250,000
Shares redeemed	(21,050,000)	(18,000,000)	(8,200,000)	(2,650,000)

Net increase in shares outstanding	12,800,000	200,000	3,050,000	1,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009	Year ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,082,287	$15,720,241	$2,892,520	$2,069,188
Net realized gain (loss)	(63,544,892)	81,121,028	(5,712,157)	13,265,856
Net change in unrealized appreciation (depreciation)	(158,425,539)	(172,639,417)	(133,586,502)	(81,341,397)

Net decrease in net assets resulting from operations	(208,888,144)	(75,798,148)	(136,406,139)	(66,006,353)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,291,606)	(15,592,047)	(2,951,541)	(1,952,124)
Return of capital	–	–	–	(31,565)

Total distributions to shareholders	(13,291,606)	(15,592,047)	(2,951,541)	(1,983,689)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	247,163,010	487,345,625	642,163,112	353,663,015
Cost of shares redeemed	(329,526,814)	(517,920,607)	(466,756,813)	(369,438,322)

Net increase (decrease) in net assets from capital share transactions	(82,363,804)	(30,574,982)	175,406,299	(15,775,307)

INCREASE (DECREASE) IN NET ASSETS	(304,543,554)	(121,965,177)	36,048,619	(83,765,349)

NET ASSETS
Beginning of year	572,634,266	694,599,443	172,326,519	256,091,868

End of year	$268,090,712	$572,634,266	$208,375,138	$172,326,519

Undistributed net investment income included in net assets at end of year	$11,704	$142,714	$65,610	$128,103

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	4,550,000	16,000,000	6,350,000
Shares redeemed	(4,300,000)	(4,900,000)	(11,850,000)	(7,000,000)

Net increase (decrease) in shares outstanding	(1,000,000)	(350,000)	4,150,000	(650,000)

See notes to financial statements.

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Year ended March 31, 2009	Year ended March 31, 2008	Year ended March 31, 2009[a]	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$67,811,672	$46,647,652	$23,155,075	$17,922,916
Net realized gain (loss)	(24,938,034)	222,263,123	(94,333,407)	212,598,339
Net change in unrealized appreciation (depreciation)	(2,007,081,223)	(637,726,221)	(1,142,827,196)	(454,037,733)

Net decrease in net assets resulting from operations	(1,964,207,585)	(368,815,446)	(1,214,005,528)	(223,516,478)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(69,706,590)	(46,098,726)	(23,597,970)	(17,570,273)
Return of capital	–	(212,703)	–	(234,922)

Total distributions to shareholders	(69,706,590)	(46,311,429)	(23,597,970)	(17,805,195)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,899,561,893	1,327,336,336	952,915,431	2,089,176,910
Cost of shares redeemed	(783,272,591)	(890,952,917)	(736,895,347)	(962,499,043)

Net increase in net assets from capital share transactions	2,116,289,302	436,383,419	216,020,084	1,126,677,867

INCREASE (DECREASE) IN NET ASSETS	82,375,127	21,256,544	(1,021,583,414)	885,356,194

NET ASSETS
Beginning of year	3,351,633,125	3,330,376,581	2,703,287,648	1,817,931,454

End of year	$3,434,008,252	$3,351,633,125	$1,681,704,234	$2,703,287,648

Undistributed net investment income included in net assets at end of year	$252,674	$850,858	$40,052	$405,893

SHARES ISSUED AND REDEEMED
Shares sold	38,550,000	12,450,000	21,600,000	37,200,000
Shares redeemed	(11,150,000)	(8,600,000)	(19,350,000)	(17,800,000)

Net increase in shares outstanding	27,400,000	3,850,000	2,250,000	19,400,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Year ended March 31, 2009[a]	Year ended March 31, 2008[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$65,535,240	$63,755,190
Net realized gain (loss)	(179,383,192)	390,218,090
Net change in unrealized appreciation (depreciation)	(1,182,963,412)	(951,336,536)

Net decrease in net assets resulting from operations	(1,296,811,364)	(497,363,256)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,649,089)	(63,174,389)
Return of capital	–	(469,989)

Total distributions to shareholders	(68,649,089)	(63,644,378)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,386,666,758	2,714,566,600
Cost of shares redeemed	(1,931,611,534)	(2,906,856,326)

Net increase (decrease) in net assets from capital share transactions	455,055,224	(192,289,726)

DECREASE IN NET ASSETS	(910,405,229)	(753,297,360)

NET ASSETS
Beginning of year	2,655,946,627	3,409,243,987

End of year	$1,745,541,398	$2,655,946,627

Undistributed net investment income included in net assets at end of year	$62,215	$648,338

SHARES ISSUED AND REDEEMED
Shares sold	67,300,000	54,150,000
Shares redeemed	(56,450,000)	(59,100,000)

Net increase (decrease) in shares outstanding	10,850,000	(4,950,000)

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$76.26	$82.61	$75.57	$67.26	$64.13

Income from investment operations:
Net investment income	1.36 [a]	1.39 [a]	1.31 [a]	1.16	1.17
Net realized and unrealized gain (loss)[b]	(30.20)	(6.35)	7.00	8.26	3.26

Total from investment operations	(28.84)	(4.96)	8.31	9.42	4.43

Less distributions from:
Net investment income	(1.30)	(1.39)	(1.27)	(1.11)	(1.12)
Return of capital	–	–	–	–	(0.18)

Total distributions	(1.30)	(1.39)	(1.27)	(1.11)	(1.30)

Net asset value, end of year	$46.12	$76.26	$82.61	$75.57	$67.26

Total return	(38.14)%	(6.15)%	11.10%	14.10%	6.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,234,732	$2,718,702	$2,928,652	$2,180,115	$1,957,315
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.23%	1.64%	1.68%	1.62%	1.81%
Portfolio turnover rate[c]	7%	8%	6%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$44.21	$45.35	$43.06	$38.01	$38.13

Income from investment operations:
Net investment income	0.49 [a]	0.43 [a]	0.42 [a]	0.32	0.42
Net realized and unrealized gain (loss)[b]	(15.67)	(1.14)	2.26	5.04	(0.07)

Total from investment operations	(15.18)	(0.71)	2.68	5.36	0.35

Less distributions from:
Net investment income	(0.45)	(0.43)	(0.39)	(0.31)	(0.41)
Return of capital	–	–	–	–	(0.06)

Total distributions	(0.45)	(0.43)	(0.39)	(0.31)	(0.47)

Net asset value, end of year	$28.58	$44.21	$45.35	$43.06	$38.01

Total return	(34.48)%	(1.64)%	6.27%	14.13%	0.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$300,115	$329,365	$265,269	$226,058	$129,224
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.35%	0.90%	0.97%	0.86%	1.12%
Portfolio turnover rate[c]	19%	18%	17%	20%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$94.65	$108.53	$95.62	$85.66	$77.89

Income from investment operations:
Net investment income	2.28 [a]	2.47 [a]	2.29 [a]	1.91	1.81
Net realized and unrealized gain (loss)[b]	(41.59)	(13.89)	12.82	9.93	7.92

Total from investment operations	(39.31)	(11.42)	15.11	11.84	9.73

Less distributions from:
Net investment income	(2.25)	(2.46)	(2.16)	(1.85)	(1.96)
Return of capital	–	–	(0.04)	(0.03)	–

Total distributions	(2.25)	(2.46)	(2.20)	(1.88)	(1.96)

Net asset value, end of year	$53.09	$94.65	$108.53	$95.62	$85.66

Total return	(42.08)%	(10.75)%	15.95%	13.95%	12.61%

Ratios/Supplemental data:
Net assets, end of year (000s)	$268,091	$572,634	$694,599	$439,866	$364,051
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.93%	2.31%	2.23%	2.26%	2.33%
Portfolio turnover rate[c]	26%	17%	14%	7%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006

Net asset value, beginning of period	$46.57	$58.87	$58.50	$50.00

Income from investment operations:
Net investment income	0.42 [b]	0.41 [b]	0.30 [b]	0.15
Net realized and unrealized gain (loss)[c]	(20.01)	(12.31)	0.41	8.47

Total from investment operations	(19.59)	(11.90)	0.71	8.62

Less distributions from:
Net investment income	(0.44)	(0.39)	(0.30)	(0.12)
Return of capital	–	(0.01)	(0.04)	–

Total distributions	(0.44)	(0.40)	(0.34)	(0.12)

Net asset value, end of period	$26.54	$46.57	$58.87	$58.50

Total return	(42.29)%	(20.32)%	1.25%	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$208,375	$172,327	$256,092	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.14%	0.75%	0.53%	0.56%
Portfolio turnover rate[f]	25%	21%	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of year	$93.36	$103.91	$94.47	$78.85	$70.20

Income from investment operations:
Net investment income	1.37 [a]	1.30 [a]	1.35 [a]	1.20	0.98
Net realized and unrealized gain (loss)[b]	(39.16)	(10.58)	9.46	15.60	8.69

Total from investment operations	(37.79)	(9.28)	10.81	16.80	9.67

Less distributions from:
Net investment income	(1.32)	(1.26)	(1.28)	(1.13)	(0.97)
Return of capital	–	(0.01)	(0.09)	(0.05)	(0.05)

Total distributions	(1.32)	(1.27)	(1.37)	(1.18)	(1.02)

Net asset value, end of year	$54.25	$93.36	$103.91	$94.47	$78.85

Total return	(40.76)%	(9.05)%	11.56%	21.42%	13.85%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,434,008	$3,351,633	$3,330,377	$2,196,368	$1,202,454
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.89%	1.25%	1.40%	1.49%	1.48%
Portfolio turnover rate[c]	14%	15%	19%	9%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$50.62	$53.47	$50.51	$41.48	$38.55

Income from investment operations:
Net investment income	0.40 [b]	0.36 [b]	0.37 [b]	0.27	0.14
Net realized and unrealized gain (loss)[c]	(20.40)	(2.86)	2.97	9.02	2.94

Total from investment operations	(20.00)	(2.50)	3.34	9.29	3.08

Less distributions from:
Net investment income	(0.40)	(0.34)	(0.38)	(0.26)	(0.15)
Return of capital	–	(0.01)	–	–	–

Total distributions	(0.40)	(0.35)	(0.38)	(0.26)	(0.15)

Net asset value, end of year	$30.22	$50.62	$53.47	$50.51	$41.48

Total return	(39.66)%	(4.74)%	6.66%	22.44%	8.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,681,704	$2,703,288	$1,817,931	$1,581,016	$842,049
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.97%	0.64%	0.73%	0.64%	0.38%
Portfolio turnover rate[d]	34%	25%	30%	14%	27%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of year	$42.87	$50.96	$44.48	$37.72	$32.55

Income from investment operations:
Net investment income	0.91 [b]	0.93 [b]	0.96 [b]	0.82	0.66
Net realized and unrealized gain (loss)[c]	(18.85)	(8.07)	6.48	6.74	5.17

Total from investment operations	(17.94)	(7.14)	7.44	7.56	5.83

Less distributions from:
Net investment income	(0.95)	(0.94)	(0.88)	(0.77)	(0.66)
Return of capital	–	(0.01)	(0.08)	(0.03)	–

Total distributions	(0.95)	(0.95)	(0.96)	(0.80)	(0.66)

Net asset value, end of year	$23.98	$42.87	$50.96	$44.48	$37.72

Total return	(42.36)%	(14.22)%	16.91%	20.19%	18.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,745,541	$2,655,947	$3,409,244	$2,074,923	$1,148,612
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.62%	1.89%	2.05%	2.18%	2.20%
Portfolio turnover rate[d]	38%	22%	25%	11%	20%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2009:

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Russell 3000	$2,280,220,112	$–	$1,996	$2,280,222,108
Russell 3000 Growth	306,068,570	–	–	306,068,570
Russell 3000 Value	272,724,983	–	653	272,725,636
Russell Microcap	225,138,024	–	7	225,138,031
Russell Midcap	3,735,103,625	–	–	3,735,103,625
Russell Midcap Growth	1,843,157,728	–	–	1,843,157,728
Russell Midcap Value	1,856,648,036	–	–	1,856,648,036

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended March 31, 2009:

iShares Index Fund	Balance at Beginning of Year	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
Russell 3000	$2	$–	$–	$–	$1,994	$1,996	$1,996
Russell 3000 Value	–	–	–	–	653	653	653
Russell Microcap	4,212	–	(1,085)	(1,646)	(1,474)	7	5

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends, if any, such as stock received in an elective dividend, are recorded as dividend income in the amount of the fair value of the stock received. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2009, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
Russell 3000	$237,882	$(1,648,133,617)	$(134,798,052)	$(1,782,693,787)
Russell 3000 Growth	65,330	(199,978,080)	(35,296,278)	(235,209,028)
Russell 3000 Value	–	(266,192,810)	(35,858,419)	(302,051,229)
Russell Microcap	58,043	(217,627,509)	(32,807,467)	(250,376,933)
Russell Midcap	–	(2,329,195,070)	(99,053,961)	(2,428,249,031)
Russell Midcap Growth	–	(1,372,169,423)	(151,286,801)	(1,523,456,224)
Russell Midcap Value	–	(1,798,260,537)	(215,361,749)	(2,013,622,286)

For the years ended March 31, 2009 and March 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2009.

From November 1, 2008 to March 31, 2009, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 3000	$57,249,418
Russell 3000 Growth	4,401,488
Russell 3000 Value	15,137,771
Russell Microcap	12,921,613
Russell Midcap	34,189,360
Russell Midcap Growth	22,389,833
Russell Midcap Value	16,934,716

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Russell 3000	$14,803,175	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$–	$36,634,037	$77,548,634
Russell 3000 Growth	3,437,514	6,607,675	2,294,465	911,779	2,128,959	1,086,830	–	14,427,568	30,894,790
Russell 3000 Value	–	342,926	144,266	–	309,470	290,191	467,125	19,166,670	20,720,648
Russell Microcap	–	–	–	–	83,822	758,530	4,726,853	14,316,649	19,885,854
Russell Midcap	–	564,856	1,554,124	–	–	2,966,359	9,494,772	50,284,490	64,864,601
Russell Midcap Growth	–	686,773	2,148,153	–	17,096,686	–	3,965,198	105,000,158	128,896,968
Russell Midcap Value	–	–	1,606,781	–	–	1,114,118	13,253,157	182,452,977	198,427,033

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell 3000	$3,928,355,725	$–	$(1,648,133,617)	$(1,648,133,617)
Russell 3000 Growth	506,046,650	–	(199,978,080)	(199,978,080)
Russell 3000 Value	538,918,446	–	(266,192,810)	(266,192,810)
Russell Microcap	442,765,540	–	(217,627,509)	(217,627,509)
Russell Midcap	6,064,298,695	–	(2,329,195,070)	(2,329,195,070)
Russell Midcap Growth	3,215,327,151	–	(1,372,169,423)	(1,372,169,423)
Russell Midcap Value	3,654,908,573	–	(1,798,260,537)	(1,798,260,537)

Management has reviewed the tax positions as of March 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal,

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$1,019,093
Russell 3000 Growth	107,134
Russell 3000 Value	176,882
Russell Microcap	553,512
Russell Midcap	3,802,169
Russell Midcap Growth	1,826,375
Russell Midcap Value	3,272,957

Cross trades for the year ended March 31, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$228,881,404	$181,494,777
Russell 3000 Growth	80,645,344	73,793,315
Russell 3000 Value	124,015,617	116,901,922
Russell Microcap	71,539,097	61,759,560
Russell Midcap	617,751,081	503,570,924
Russell Midcap Growth	880,495,120	821,906,194
Russell Midcap Value	1,023,364,778	935,676,321

In-kind transactions (see Note 4) for the year ended March 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$1,944,110,287	$1,097,112,546
Russell 3000 Growth	420,600,750	245,115,616
Russell 3000 Value	246,352,404	328,254,785
Russell Microcap	638,786,860	463,470,866
Russell Midcap	2,891,372,349	786,753,359
Russell Midcap Growth	951,264,510	734,693,559
Russell Midcap Value	2,379,852,388	1,928,884,066

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a two-for-one stock split for the iShares Russell Midcap Growth Index Fund and a three-for-one stock split for the iShares Russell Midcap Value Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two and three, respectively, while decreasing the net asset value per share by the same factors, resulting in no effect to total net assets of these Funds. The financial statements for these Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of March 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index, iShares Russell 3000 Growth Index, iShares Russell 3000 Value Index, iShares Russell Microcap Index, iShares Russell Midcap Index, iShares Russell Midcap Growth Index, and iShares Russell Midcap Value Index Funds (the “Funds”), at March 31, 2009, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 21, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	67

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2009 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell 3000	97.65%

Russell 3000 Growth	100.00

Russell 3000 Value	90.42

Russell Microcap	92.57

Russell Midcap	78.53

Russell Midcap Growth	99.03

Russell Midcap Value	77.15

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2009:

iShares Index Fund	Qualified Dividend Income

Russell 3000	$60,199,290

Russell 3000 Growth	5,300,457

Russell 3000 Value	12,879,257

Russell Microcap	2,791,957

Russell Midcap	59,975,016

Russell Midcap Growth	23,597,970

Russell Midcap Value	54,298,767

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,296	98.24
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,292	97.96
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	2	0.15

	1,319	100.00%

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,293	98.02
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0%	2	0.15

	1,319	100.00%

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Microcap Index Fund

Period Covered: October 1, 2005 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.34%
Greater than 2.5% and Less than 3.0%	1	0.11
Greater than 2.0% and Less than 2.5%	2	0.23
Greater than 1.5% and Less than 2.0%	2	0.23
Greater than 1.0% and Less than 1.5%	6	0.68
Greater than 0.05% and Less than 1.0%	16	1.82
Between 0.5% and –0.5%	819	93.28
Less than –0.5% and Greater than –1.0%	20	2.28
Less than –1.0% and Greater than –1.5%	4	0.46
Less than –1.5% and Greater than –2.0%	2	0.23
Less than –2.0% and Greater than –2.5%	2	0.23
Less than –2.5% and Greater than –3.0%	1	0.11

	878	100.00%

iShares Russell Midcap Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	10	0.77
Between 0.5% and –0.5%	1,293	98.02
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Growth Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	7	0.53
Greater than 0.5% and Less than 1.0%	10	0.77
Between 0.5% and –0.5%	1,288	97.63
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares Russell Midcap Value Index Fund

Period Covered: January 1, 2004 through March 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	12	0.91
Greater than 0.5% and Less than 1.0%	16	1.21
Between 0.5% and –0.5%	1,274	96.58
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	2	0.15

	1,319	100.00%

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co-Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	77

Notes:

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	79

Notes:

80	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/

  Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed

  Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	81

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

  Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

82	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-AR-36-0309

iShares®

LET’S BUILD A BETTER INVESTMENT WORLD.®

BARCLAYS

GLOBAL INVESTORS

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2009, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-six series of the Registrant for which the fiscal year-end is March 31, 2009 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $641,533 for the fiscal year ended March 31, 2008 and $671,047 for the fiscal year ended March 31, 2009.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2008 and March 31, 2009 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $165,290 for the fiscal year ended March 31, 2008 and $148,580 for the fiscal year ended March 31, 2009.

(d) All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2008 and March 31, 2009 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2009 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,875,093 for the fiscal year ended March 31, 2008 and $3,301,753 for the fiscal year ended March 31, 2009.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie.

ITEM 6.	Investments.

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.16%
Harte-Hanks Inc.	219,933	$1,176,642
Lamar Advertising Co. Class A(a)(b)	436,941	4,260,175

		5,436,817
AEROSPACE & DEFENSE – 0.51%
Alliant Techsystems Inc.(a)(b)	188,664	12,636,715
BE Aerospace Inc.(a)	582,429	5,049,659

		17,686,374
AGRICULTURE – 0.12%
Universal Corp.	144,056	4,310,156

		4,310,156
AIRLINES – 0.31%
AirTran Holdings Inc.(a)	687,418	3,127,752
Alaska Air Group Inc.(a)	208,889	3,670,180
JetBlue Airways Corp.(a)(b)	1,062,853	3,879,413

		10,677,345
APPAREL – 0.82%
Guess? Inc.	347,597	7,327,345
Hanesbrands Inc.(a)	539,500	5,163,015
Phillips-Van Heusen Corp.	296,811	6,731,674
Timberland Co. Class A(a)	264,305	3,155,802
Warnaco Group Inc. (The)(a)	268,895	6,453,480

		28,831,316
AUTO MANUFACTURERS – 0.08%
Oshkosh Corp.	428,271	2,886,547

		2,886,547
AUTO PARTS & EQUIPMENT – 0.39%
BorgWarner Inc.	665,962	13,519,029

		13,519,029
BANKS – 3.85%
Associated Banc-Corp.	737,275	11,383,526
BancorpSouth Inc.	416,802	8,686,154
Bank of Hawaii Corp.	275,258	9,078,009
Cathay General Bancorp(b)	284,612	2,968,503
City National Corp.	233,317	7,879,115
Colonial BancGroup Inc. (The)(b)	1,167,603	1,050,843
Commerce Bancshares Inc.	380,688	13,818,974
Cullen/Frost Bankers Inc.	342,493	16,076,621
FirstMerit Corp.	468,564	8,527,865
Fulton Financial Corp.	1,011,360	6,705,317

International Bancshares Corp.	291,534	2,273,965
PacWest Bancorp	140,643	2,015,414
SVB Financial Group(a)(b)	189,885	3,799,599
Synovus Financial Corp.	1,620,346	5,266,125
TCF Financial Corp.	647,795	7,618,069
Trustmark Corp.	281,535	5,174,613
Valley National Bancorp(b)	778,352	9,628,214
Webster Financial Corp.	305,706	1,299,251
Westamerica Bancorporation(b)	166,460	7,583,918
Wilmington Trust Corp.	397,728	3,853,984

		134,688,079
BEVERAGES – 0.59%
Hansen Natural Corp.(a)(b)	416,891	15,008,076
PepsiAmericas Inc.	330,584	5,702,574

		20,710,650
BIOTECHNOLOGY – 1.36%
Affymetrix Inc.(a)(b)	405,937	1,327,414
Bio-Rad Laboratories Inc. Class A(a)	110,268	7,266,661
Charles River Laboratories International Inc.(a)(b)	385,001	10,475,877
Vertex Pharmaceuticals Inc.(a)(b)	996,735	28,636,197

		47,706,149
BUILDING MATERIALS – 0.75%
Lennox International Inc.	270,085	7,146,449
Martin Marietta Materials Inc.(b)	238,667	18,926,293

		26,072,742
CHEMICALS – 3.55%
Airgas Inc.	468,760	15,848,776
Albemarle Corp.	526,740	11,467,130
Ashland Inc.	383,128	3,957,712
Cabot Corp.	377,015	3,962,428
Cytec Industries Inc.	271,345	4,075,602
FMC Corp.	417,952	18,030,449
Lubrizol Corp.	390,915	13,295,019
Minerals Technologies Inc.	107,887	3,457,778
Olin Corp.	447,060	6,379,546
RPM International Inc.	740,243	9,423,293
Sensient Technologies Corp.	280,327	6,587,685
Terra Industries Inc.	574,684	16,142,874
Valspar Corp. (The)	576,592	11,514,542

		124,142,834
COAL – 0.35%
Arch Coal Inc.	823,520	11,010,462
Patriot Coal Corp.(a)(b)	369,038	1,369,131

		12,379,593

COMMERCIAL SERVICES – 7.82%
Alliance Data Systems Corp.(a)(b)	343,587	12,695,540
Brinks Home Security Holdings Inc.(a)	235,037	5,311,836
Career Education Corp.(a)(b)	424,256	10,165,174
Corinthian Colleges Inc.(a)(b)	497,006	9,666,767
Corporate Executive Board Co. (The)	195,592	2,836,084
Corrections Corp. of America(a)	691,569	8,858,999
Deluxe Corp.	294,960	2,840,465
DeVry Inc.	355,000	17,103,900
FTI Consulting Inc.(a)	294,645	14,579,035
Gartner Inc.(a)	341,051	3,754,972
Hewitt Associates Inc. Class A(a)	481,614	14,332,833
ITT Educational Services Inc.(a)(b)	181,249	22,007,254
Kelly Services Inc. Class A	158,662	1,277,229
Korn/Ferry International(a)	259,542	2,351,451
Lender Processing Services Inc.	483,266	14,792,772
Manpower Inc.	451,661	14,240,871
MPS Group Inc.(a)	523,736	3,116,229
Navigant Consulting Inc.(a)	272,119	3,556,595
Pharmaceutical Product Development Inc.	679,246	16,111,715
Quanta Services Inc.(a)(b)	1,123,838	24,106,325
Rent-A-Center Inc.(a)	380,407	7,368,484
Rollins Inc.	238,115	4,083,672
SAIC Inc.(a)	1,168,526	21,816,380
Service Corp. International	1,473,850	5,143,737
Sotheby’s Holdings Inc. Class A(b)	387,081	3,483,729
Strayer Education Inc.	81,222	14,609,401
United Rentals Inc.(a)(b)	347,403	1,462,567
Watson Wyatt Worldwide Inc.	245,328	12,111,843

		273,785,859
COMPUTERS – 3.02%
Cadence Design Systems Inc.(a)	1,525,450	6,406,890
Diebold Inc.	381,559	8,146,285
DST Systems Inc.(a)	235,032	8,136,808
FactSet Research Systems Inc.(b)	241,682	12,081,683
Imation Corp.	174,746	1,336,807
Jack Henry & Associates Inc.	484,090	7,900,349
Mentor Graphics Corp.(a)	535,141	2,376,026
NCR Corp.(a)	911,983	7,250,265
Palm Inc.(a)(b)	773,595	6,668,389
SRA International Inc. Class A(a)	242,278	3,561,487
Synopsys Inc.(a)	826,786	17,139,274
Western Digital Corp.(a)	1,283,117	24,815,483

		105,819,746
COSMETICS & PERSONAL CARE – 0.32%
Alberto-Culver Co.	491,783	11,119,214

		11,119,214

DISTRIBUTION & WHOLESALE – 1.07%
Ingram Micro Inc. Class A(a)	931,101	11,769,117
LKQ Corp.(a)(b)	806,630	11,510,610
Owens & Minor Inc.	238,523	7,902,267
Tech Data Corp.(a)	288,460	6,282,659

		37,464,653
DIVERSIFIED FINANCIAL SERVICES – 1.70%
Affiliated Managers Group Inc.(a)(b)	236,737	9,874,300
AmeriCredit Corp.(a)(b)	757,294	4,437,743
Eaton Vance Corp.	673,867	15,397,861
Jefferies Group Inc.(b)	707,488	9,763,334
Raymond James Financial Inc.(b)	565,444	11,139,247
Waddell & Reed Financial Inc. Class A	489,583	8,846,765

		59,459,250
ELECTRIC – 3.86%
Alliant Energy Corp.	636,859	15,724,049
Black Hills Corp.	223,123	3,991,670
DPL Inc.	668,442	15,066,683
Great Plains Energy Inc.	687,237	9,257,082
Hawaiian Electric Industries Inc.	522,345	7,177,020
IDACORP Inc.	270,427	6,317,175
MDU Resources Group Inc.	1,058,756	17,088,322
NSTAR	615,652	19,626,986
NV Energy Inc.	1,350,699	12,683,064
OGE Energy Corp.	546,208	13,010,675
PNM Resources Inc.	498,581	4,118,279
Westar Energy Inc.	625,362	10,962,596

		135,023,601
ELECTRICAL COMPONENTS & EQUIPMENT – 1.28%
AMETEK Inc.	615,363	19,242,401
Energizer Holdings Inc.(a)	336,188	16,705,182
Hubbell Inc. Class B	325,116	8,765,127

		44,712,710
ELECTRONICS – 2.62%
Arrow Electronics Inc.(a)	687,880	13,110,993
Avnet Inc.(a)	864,890	15,144,224
Gentex Corp.	793,413	7,902,393
Itron Inc.(a)	211,704	10,024,184
Mettler-Toledo International Inc.(a)	193,673	9,941,235
National Instruments Corp.	321,974	6,004,815
Thomas & Betts Corp.(a)	307,296	7,688,546
Trimble Navigation Ltd.(a)	686,504	10,489,781
Varian Inc.(a)	166,805	3,959,951
Vishay Intertechnology Inc.(a)	1,071,738	3,729,648
Woodward Governor Co.	316,269	3,535,887

		91,531,657

ENGINEERING & CONSTRUCTION – 1.94%
AECOM Technology Corp.(a)	524,903	13,689,470
Dycom Industries Inc.(a)	228,493	1,322,974
Granite Construction Inc.(b)	189,617	7,106,845
KBR Inc.	932,732	12,881,029
Shaw Group Inc. (The)(a)	481,525	13,198,600
URS Corp.(a)	489,706	19,789,019

		67,987,937
ENTERTAINMENT – 0.74%
DreamWorks Animation SKG Inc. Class A(a)	442,996	9,586,433
International Speedway Corp. Class A	159,806	3,525,320
Macrovision Solutions Corp.(a)	471,483	8,387,683
Scientific Games Corp. Class A(a)(b)	375,037	4,541,698

		26,041,134
ENVIRONMENTAL CONTROL – 0.60%
Clean Harbors Inc.(a)	116,470	5,590,560
Mine Safety Appliances Co.	170,693	3,417,274
Waste Connections Inc.(a)	460,330	11,830,481

		20,838,315
FOOD – 1.49%
Corn Products International Inc.	430,866	9,134,359
Flowers Foods Inc.	455,931	10,705,260
Ralcorp Holdings Inc.(a)	326,038	17,566,927
Ruddick Corp.	226,980	5,095,701
Smithfield Foods Inc.(a)(b)	685,087	6,480,923
Tootsie Roll Industries Inc.(b)	153,629	3,336,822

		52,319,992
FOREST PRODUCTS & PAPER – 0.67%
Louisiana-Pacific Corp.	529,403	1,180,569
Potlatch Corp.	229,312	5,317,745
Rayonier Inc.	455,167	13,755,147
Temple-Inland Inc.	616,204	3,309,015

		23,562,476
GAS – 1.96%
AGL Resources Inc.	443,302	11,760,802
Energen Corp.	413,310	12,039,720
Southern Union Co.	715,056	10,883,152
UGI Corp.	622,616	14,699,964
Vectren Corp.	467,064	9,850,380
WGL Holdings Inc.	288,936	9,477,101

		68,711,119
HAND & MACHINE TOOLS – 0.42%
Kennametal Inc.	421,484	6,832,256

Lincoln Electric Holdings Inc.	245,133	7,768,265

		14,600,521
HEALTH CARE - PRODUCTS – 5.02%
Beckman Coulter Inc.	364,188	18,577,230
Edwards Lifesciences Corp.(a)	322,059	19,526,437
Gen-Probe Inc.(a)	301,681	13,750,620
Henry Schein Inc.(a)	515,074	20,608,111
Hill-Rom Holdings Inc.(b)	359,929	3,559,698
Hologic Inc.(a)(b)	1,477,547	19,341,090
IDEXX Laboratories Inc.(a)(b)	340,853	11,786,697
Immucor Inc.(a)	405,556	10,199,733
Kinetic Concepts Inc.(a)(b)	317,208	6,699,433
Masimo Corp.(a)	277,940	8,054,701
ResMed Inc.(a)	437,403	15,457,822
Steris Corp.	336,880	7,842,566
TECHNE Corp.	216,112	11,823,488
Thoratec Corp.(a)	325,219	8,354,876

		175,582,502
HEALTH CARE - SERVICES – 2.01%
Community Health Systems Inc.(a)	527,529	8,092,295
Covance Inc.(a)	365,175	13,011,185
Health Management Associates Inc. Class A(a)	1,422,051	3,668,892
Health Net Inc.(a)	597,849	8,656,854
Kindred Healthcare Inc.(a)	173,338	2,591,403
LifePoint Hospitals Inc.(a)	300,370	6,265,718
Lincare Holdings Inc.(a)(b)	428,850	9,348,930
Psychiatric Solutions Inc.(a)	322,557	5,073,822
Universal Health Services Inc. Class B	285,159	10,932,996
WellCare Health Plans Inc.(a)	244,140	2,746,575

		70,388,670
HOME BUILDERS – 1.19%
M.D.C. Holdings Inc.	212,529	6,618,153
NVR Inc.(a)(b)	32,894	14,070,409
Ryland Group Inc.	241,652	4,025,922
Thor Industries Inc.(b)	204,618	3,196,133
Toll Brothers Inc.(a)(b)	747,989	13,583,480

		41,494,097
HOUSEHOLD PRODUCTS & WARES – 1.09%
American Greetings Corp. Class A	262,838	1,329,960
Blyth Inc.	34,868	911,101
Church & Dwight Co. Inc.	404,304	21,116,798
Scotts Miracle-Gro Co. (The) Class A	253,162	8,784,721
Tupperware Brands Corp.	360,658	6,127,579

		38,270,159

INSURANCE – 5.27%
American Financial Group Inc.	433,263	6,953,871
Arthur J. Gallagher & Co.	555,845	9,449,365
Brown & Brown Inc.	669,153	12,653,683
Everest Re Group Ltd.	354,003	25,063,412
Fidelity National Financial Inc.	1,239,768	24,187,874
First American Corp.	536,083	14,211,560
Hanover Insurance Group Inc. (The)	294,795	8,495,992
HCC Insurance Holdings Inc.	654,806	16,494,563
Horace Mann Educators Corp.	225,507	1,887,494
Mercury General Corp.	205,241	6,095,658
Old Republic International Corp.	1,354,800	14,658,936
Protective Life Corp.	405,613	2,129,468
Reinsurance Group of America Inc.(b)	418,642	13,559,814
StanCorp Financial Group Inc.	282,331	6,431,500
Unitrin Inc.	284,647	3,979,365
W.R. Berkley Corp.	800,955	18,061,535

		184,314,090
INTERNET – 1.49%
Avocent Corp.(a)	263,381	3,197,445
Digital River Inc.(a)	213,579	6,368,926
F5 Networks Inc.(a)(b)	457,670	9,588,187
Netflix Inc.(a)(b)	240,175	10,308,311
Priceline.com Inc.(a)(b)	236,229	18,610,121
ValueClick Inc.(a)	499,044	4,246,864

		52,319,854
INVESTMENT COMPANIES – 0.08%
Apollo Investment Corp.	825,973	2,874,386

		2,874,386
IRON & STEEL – 0.95%
Carpenter Technology Corp.	254,078	3,587,581
Cliffs Natural Resources Inc.	654,417	11,884,213
Reliance Steel & Aluminum Co.	367,670	9,680,751
Steel Dynamics Inc.	933,743	8,226,276

		33,378,821
LEISURE TIME – 0.15%
Callaway Golf Co.	370,501	2,660,197
Life Time Fitness Inc.(a)(b)	200,245	2,515,077

		5,175,274
LODGING – 0.03%
Boyd Gaming Corp.(b)	326,397	1,217,461

		1,217,461
MACHINERY – 2.00%
AGCO Corp.(a)(b)	529,438	10,376,985
Bucyrus International Inc.	431,599	6,551,673

Graco Inc.	343,478	5,863,169
IDEX Corp.	463,093	10,127,844
Joy Global Inc.	589,184	12,549,619
Nordson Corp.	193,754	5,508,426
Terex Corp.(a)	547,706	5,066,281
Wabtec Corp.	276,701	7,299,372
Zebra Technologies Corp. Class A(a)	349,180	6,641,404

		69,984,773
MANUFACTURING – 3.55%
AptarGroup Inc.	390,795	12,169,356
Brink’s Co. (The)	233,303	6,173,197
Carlisle Companies Inc.	351,601	6,901,928
Crane Co.	273,381	4,614,671
Donaldson Co. Inc.	444,476	11,929,736
Federal Signal Corp.	270,953	1,427,922
Harsco Corp.	463,047	10,265,752
Lancaster Colony Corp.	114,544	4,751,285
Matthews International Corp. Class A	177,873	5,124,521
Pentair Inc.	566,512	12,276,315
Roper Industries Inc.	517,426	21,964,734
SPX Corp.	285,970	13,443,450
Teleflex Inc.	227,955	8,910,761
Trinity Industries Inc.	458,369	4,189,493

		124,143,121
MEDIA – 0.28%
Belo Corp. Class A	509,102	310,552
John Wiley & Sons Inc. Class A	245,077	7,298,393
Scholastic Corp.	149,067	2,246,440

		9,855,385
METAL FABRICATE & HARDWARE – 0.50%
Commercial Metals Co.	647,518	7,478,833
Timken Co. (The)	489,881	6,838,739
Worthington Industries Inc.	345,587	3,010,063

		17,327,635
OFFICE FURNISHINGS – 0.17%
Herman Miller Inc.	308,538	3,289,015
HNI Corp.(b)	256,517	2,667,777

		5,956,792
OIL & GAS – 4.17%
Bill Barrett Corp.(a)(b)	213,406	4,746,149
Cimarex Energy Co.	480,481	8,831,241
Comstock Resources Inc.(a)	267,738	7,978,592
Denbury Resources Inc.(a)	1,431,852	21,277,321
Encore Acquisition Co.(a)	298,725	6,951,331
Forest Oil Corp.(a)	559,384	7,355,900

Frontier Oil Corp.	599,051	7,661,862
Helmerich & Payne Inc.(b)	607,083	13,823,280
Mariner Energy Inc.(a)	519,243	4,024,133
Newfield Exploration Co.(a)	765,435	17,375,375
Patterson-UTI Energy Inc.	882,563	7,907,764
Plains Exploration & Production Co.(a)	620,245	10,686,821
Pride International Inc.(a)	1,000,503	17,989,044
Quicksilver Resources Inc.(a)(b)	650,412	3,603,282
Unit Corp.(a)	272,573	5,702,227

		145,914,322
OIL & GAS SERVICES – 1.71%
Exterran Holdings Inc.(a)	355,681	5,698,010
FMC Technologies Inc.(a)	724,602	22,730,765
Helix Energy Solutions Group Inc.(a)(b)	565,901	2,908,731
Oceaneering International Inc.(a)	314,869	11,609,220
Superior Energy Services Inc.(a)	449,939	5,799,714
Tidewater Inc.	297,087	11,030,840

		59,777,280
PACKAGING & CONTAINERS – 0.75%
Greif Inc. Class A	196,953	6,556,565
Packaging Corp. of America	590,300	7,685,706
Sonoco Products Co.	574,879	12,060,961

		26,303,232
PHARMACEUTICALS – 2.76%
Endo Pharmaceuticals Holdings Inc.(a)	672,745	11,894,132
Medicis Pharmaceutical Corp. Class A	327,055	4,045,670
NBTY Inc.(a)	316,293	4,453,405
Omnicare Inc.	600,994	14,718,343
OSI Pharmaceuticals Inc.(a)	333,885	12,774,440
Perrigo Co.	447,581	11,113,436
Sepracor Inc.(a)	629,345	9,226,198
United Therapeutics Corp.(a)	134,097	8,862,471
Valeant Pharmaceuticals International(a)	473,738	8,427,799
VCA Antech Inc.(a)(b)	488,293	11,011,007

		96,526,901
PIPELINES – 0.79%
National Fuel Gas Co.	458,337	14,057,196
ONEOK Inc.	606,632	13,728,082

		27,785,278
REAL ESTATE – 0.13%
Jones Lang LaSalle Inc.	199,531	4,641,091

		4,641,091
REAL ESTATE INVESTMENT TRUSTS – 4.50%
Alexandria Real Estate Equities Inc.(b)	226,943	8,260,725

AMB Property Corp.	805,008	11,592,115
BRE Properties Inc. Class A(b)	295,066	5,792,146
Camden Property Trust	307,325	6,632,074
Cousins Properties Inc.(b)	160,621	1,034,399
Duke Realty Corp.	856,169	4,708,930
Equity One Inc.(b)	191,704	2,336,872
Essex Property Trust Inc.(b)	154,581	8,863,675
Federal Realty Investment Trust(b)	340,486	15,662,356
Highwoods Properties Inc.	366,404	7,848,374
Hospitality Properties Trust	541,753	6,501,036
Liberty Property Trust	584,133	11,063,479
Macerich Co. (The)(b)	443,243	2,774,701
Mack-Cali Realty Corp.	382,914	7,585,526
Nationwide Health Properties Inc.(b)	590,001	13,092,122
Omega Healthcare Investors Inc.	474,971	6,687,592
Realty Income Corp.(b)	601,345	11,317,313
Regency Centers Corp.	403,520	10,721,526
SL Green Realty Corp.(b)	330,021	3,564,227
UDR Inc.	857,734	7,385,090
Weingarten Realty Investors(b)	447,120	4,256,582

		157,680,860
RETAIL – 7.79%
Advance Auto Parts Inc.	547,595	22,495,203
Aeropostale Inc.(a)	385,162	10,229,903
American Eagle Outfitters Inc.	1,188,376	14,545,722
AnnTaylor Stores Corp.(a)	330,711	1,719,697
Barnes & Noble Inc.(b)	213,858	4,572,284
BJ’s Wholesale Club Inc.(a)(b)	338,981	10,844,002
Bob Evans Farms Inc.	176,594	3,959,237
Brinker International Inc.	587,356	8,869,076
CarMax Inc.(a)(b)	1,270,423	15,804,062
Cheesecake Factory Inc. (The)(a)	343,785	3,936,338
Chico’s FAS Inc.(a)	1,022,981	5,493,408
Chipotle Mexican Grill Inc. Class A(a)(b)	189,519	12,580,271
Coldwater Creek Inc.(a)	271,875	682,406
Collective Brands Inc.(a)	367,801	3,582,382
Copart Inc.(a)(b)	364,820	10,820,561
Dick’s Sporting Goods Inc.(a)(b)	490,496	6,999,378
Dollar Tree Inc.(a)	522,344	23,270,425
Foot Locker Inc.	893,042	9,359,080
J. Crew Group Inc.(a)(b)	298,399	3,932,899
MSC Industrial Direct Co. Inc. Class A	258,430	8,029,420
99 Cents Only Stores(a)	269,037	2,485,903
Panera Bread Co. Class A(a)(b)	178,163	9,959,312
PetSmart Inc.	732,746	15,358,356
Regis Corp.	249,906	3,611,142
Ross Stores Inc.	745,758	26,757,797
Saks Inc.(a)(b)	824,500	1,541,815
Under Armour Inc. Class A(a)(b)	209,808	3,447,145

Urban Outfitters Inc.(a)	657,393	10,761,523
Wendy’s/Arby’s Group Inc. Class A	2,410,034	12,122,471
Williams-Sonoma Inc.	499,768	5,037,661

		272,808,879
SAVINGS & LOANS – 1.37%
Astoria Financial Corp.	470,115	4,320,357
First Niagara Financial Group Inc.	683,742	7,452,788
New York Community Bancorp Inc.(b)	1,988,281	22,209,099
NewAlliance Bancshares Inc.	616,011	7,231,969
Washington Federal Inc.	507,606	6,746,084

		47,960,297
SEMICONDUCTORS – 2.00%
Atmel Corp.(a)	2,588,067	9,394,683
Cree Inc.(a)(b)	510,109	12,002,865
Fairchild Semiconductor International Inc. Class A(a)	715,070	2,667,211
Integrated Device Technology Inc.(a)	951,813	4,330,749
International Rectifier Corp.(a)	416,956	5,633,076
Intersil Corp. Class A	701,456	8,066,744
Lam Research Corp.(a)(b)	723,582	16,475,962
Semtech Corp.(a)	348,552	4,653,169
Silicon Laboratories Inc.(a)(b)	258,005	6,811,332

		70,035,791
SOFTWARE – 3.51%
ACI Worldwide Inc.(a)	201,406	3,776,363
Acxiom Corp.	394,186	2,916,976
Advent Software Inc.(a)(b)	96,472	3,213,482
ANSYS Inc.(a)	515,568	12,940,757
Broadridge Financial Solutions Inc.	809,189	15,059,007
Cerner Corp.(a)(b)	388,938	17,101,604
Fair Isaac Corp.	281,578	3,961,802
Global Payments Inc.	463,014	15,469,298
ManTech International Corp. Class A(a)	120,755	5,059,635
Metavante Technologies Inc.(a)	518,014	10,339,559
Parametric Technology Corp.(a)	666,346	6,650,133
SEI Investments Co.	771,578	9,420,967
Sybase Inc.(a)	475,003	14,387,841
Wind River Systems Inc.(a)	389,680	2,493,952

		122,791,376
TELECOMMUNICATIONS – 1.78%
ADC Telecommunications Inc.(a)	559,223	2,454,989
ADTRAN Inc.	315,297	5,110,964
Cincinnati Bell Inc.(a)	1,314,109	3,022,451
CommScope Inc.(a)	417,595	4,743,879
NeuStar Inc. Class A(a)	427,924	7,167,727
Plantronics Inc.	281,233	3,394,482

Polycom Inc.(a)	481,838	7,415,487
RF Micro Devices Inc.(a)	1,526,388	2,030,096
Syniverse Holdings Inc.(a)	300,342	4,733,390
Telephone and Data Systems Inc.	582,068	15,430,623
3Com Corp.(a)	2,229,966	6,890,593

		62,394,681
TEXTILES – 0.28%
Mohawk Industries Inc.(a)	323,519	9,663,513

		9,663,513
TOYS, GAMES & HOBBIES – 0.21%
Marvel Entertainment Inc.(a)	281,647	7,477,728

		7,477,728
TRANSPORTATION – 1.31%
Alexander & Baldwin Inc.	236,548	4,501,508
Con-way Inc.	266,129	4,771,693
J.B. Hunt Transport Services Inc.	472,449	11,390,745
Kansas City Southern Industries Inc.(a)(b)	527,842	6,708,872
Landstar System Inc.	297,984	9,973,524
Overseas Shipholding Group Inc.	138,325	3,135,828
Werner Enterprises Inc.	247,195	3,737,588
YRC Worldwide Inc.(a)(b)	338,796	1,521,194

		45,740,952
TRUCKING & LEASING – 0.16%
GATX Corp.	280,992	5,684,468

		5,684,468
WATER – 0.45%
Aqua America Inc.	780,553	15,611,060

		15,611,060

TOTAL COMMON STOCKS
(Cost: $5,466,320,458)		3,493,106,544

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.37%

MONEY MARKET FUNDS – 13.37%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	401,198,760	401,198,760

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	64,051,826	64,051,826
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	2,796,515	2,796,515

		468,047,101

TOTAL SHORT-TERM INVESTMENTS
(Cost: $468,047,101)		468,047,101

TOTAL INVESTMENTS IN SECURITIES – 113.17%
(Cost: $5,934,367,559)		3,961,153,645
Other Assets, Less Liabilities – (13.17)%		(460,825,530)

NET ASSETS – 100.00%		$3,500,328,115

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.24%
Lamar Advertising Co. Class A(a)(b)	297,438	$2,900,020

		2,900,020
AEROSPACE & DEFENSE – 0.70%
Alliant Techsystems Inc.(a)(b)	127,740	8,556,025

		8,556,025
AIRLINES – 0.20%
Alaska Air Group Inc.(a)	141,772	2,490,934

		2,490,934
APPAREL – 1.06%
Guess? Inc.	235,273	4,959,555
Hanesbrands Inc.(a)	154,325	1,476,890
Timberland Co. Class A(a)	180,059	2,149,904
Warnaco Group Inc. (The)(a)	182,050	4,369,200

		12,955,549
AUTO PARTS & EQUIPMENT – 0.35%
BorgWarner Inc.	212,411	4,311,943

		4,311,943
BANKS – 2.30%
Bank of Hawaii Corp.	100,665	3,319,932
Cathay General Bancorp(b)	113,266	1,181,364
Commerce Bancshares Inc.	123,710	4,490,673
Cullen/Frost Bankers Inc.	104,538	4,907,014
International Bancshares Corp.	110,162	859,264
SVB Financial Group(a)	128,504	2,571,365
Synovus Financial Corp.	592,443	1,925,440
TCF Financial Corp.	201,699	2,371,980
Trustmark Corp.	42,040	772,695
Valley National Bancorp(b)	220,311	2,725,247
Westamerica Bancorporation(b)	67,508	3,075,664

		28,200,638
BEVERAGES – 0.83%
Hansen Natural Corp.(a)(b)	282,255	10,161,180

		10,161,180
BIOTECHNOLOGY – 0.92%
Bio-Rad Laboratories Inc. Class A(a)	38,209	2,517,973
Charles River Laboratories International Inc.(a)	101,580	2,763,992
Vertex Pharmaceuticals Inc.(a)	209,204	6,010,431

		11,292,396

BUILDING MATERIALS – 0.57%
Martin Marietta Materials Inc.(b)	87,263	6,919,956

		6,919,956
CHEMICALS – 2.65%
Airgas Inc.	174,548	5,901,468
Albemarle Corp.	224,658	4,890,805
FMC Corp.	282,995	12,208,404
Minerals Technologies Inc.	28,677	919,098
Olin Corp.	192,813	2,751,442
Terra Industries Inc.	206,218	5,792,664

		32,463,881
COAL – 0.35%
Arch Coal Inc.	278,943	3,729,468
Patriot Coal Corp.(a)(b)	138,121	512,429

		4,241,897
COMMERCIAL SERVICES – 9.62%
Alliance Data Systems Corp.(a)(b)	232,629	8,595,642
Career Education Corp.(a)(b)	287,217	6,881,719
Corinthian Colleges Inc.(a)	198,593	3,862,634
Corporate Executive Board Co. (The)	133,418	1,934,561
Corrections Corp. of America(a)	182,588	2,338,952
DeVry Inc.	117,774	5,674,351
FTI Consulting Inc.(a)	199,498	9,871,161
Gartner Inc.(a)	230,035	2,532,685
Hewitt Associates Inc. Class A(a)	113,933	3,390,646
ITT Educational Services Inc.(a)(b)	122,729	14,901,755
Korn/Ferry International(a)	175,073	1,586,161
Lender Processing Services Inc.	219,215	6,710,171
MPS Group Inc.(a)	128,660	765,527
Navigant Consulting Inc.(a)	185,418	2,423,413
Pharmaceutical Product Development Inc.	459,905	10,908,947
Quanta Services Inc.(a)	273,927	5,875,734
Rollins Inc.	160,830	2,758,235
SAIC Inc.(a)	308,547	5,760,572
Sotheby’s Holdings Inc. Class A	262,969	2,366,721
Strayer Education Inc.	54,986	9,890,332
United Rentals Inc.(a)	125,790	529,576
Watson Wyatt Worldwide Inc.	166,095	8,200,110

		117,759,605
COMPUTERS – 4.19%
DST Systems Inc.(a)	159,104	5,508,180
FactSet Research Systems Inc.(b)	163,632	8,179,964
Jack Henry & Associates Inc.	193,135	3,151,963
Mentor Graphics Corp.(a)	107,156	475,773
NCR Corp.(a)	309,791	2,462,838
Palm Inc.(a)	197,890	1,705,812

SRA International Inc. Class A(a)	100,041	1,470,603
Synopsys Inc.(a)	559,804	11,604,737
Western Digital Corp.(a)	868,819	16,802,959

		51,362,829
COSMETICS & PERSONAL CARE – 0.23%
Alberto-Culver Co.	126,496	2,860,075

		2,860,075
DISTRIBUTION & WHOLESALE – 0.39%
LKQ Corp.(a)	333,109	4,753,465

		4,753,465
DIVERSIFIED FINANCIAL SERVICES – 2.40%
Affiliated Managers Group Inc.(a)	160,275	6,685,070
AmeriCredit Corp.(a)(b)	206,595	1,210,647
Eaton Vance Corp.	456,246	10,425,221
Jefferies Group Inc.(b)	268,270	3,702,126
Raymond James Financial Inc.(b)	180,076	3,547,497
Waddell & Reed Financial Inc. Class A	208,797	3,772,962

		29,343,523
ELECTRIC – 0.42%
MDU Resources Group Inc.	315,392	5,090,427

		5,090,427
ELECTRICAL COMPONENTS & EQUIPMENT – 1.99%
AMETEK Inc.	416,656	13,028,833
Energizer Holdings Inc.(a)	227,632	11,311,034

		24,339,867
ELECTRONICS – 2.21%
Itron Inc.(a)	71,729	3,396,368
Mettler-Toledo International Inc.(a)	131,116	6,730,184
National Instruments Corp.	111,187	2,073,638
Thomas & Betts Corp.(a)	208,475	5,216,045
Trimble Navigation Ltd.(a)	464,778	7,101,808
Varian Inc.(a)	50,713	1,203,927
Woodward Governor Co.	117,578	1,314,522

		27,036,492
ENGINEERING & CONSTRUCTION – 0.55%
AECOM Technology Corp.(a)	142,202	3,708,628
Dycom Industries Inc.(a)	70,680	409,237
Granite Construction Inc.	70,408	2,638,892

		6,756,757
ENTERTAINMENT – 1.02%
DreamWorks Animation SKG Inc. Class A(a)	299,899	6,489,814
International Speedway Corp. Class A	53,816	1,187,181

Macrovision Solutions Corp.(a)	191,246	3,402,266
Scientific Games Corp. Class A(a)	119,199	1,443,500

		12,522,761
ENVIRONMENTAL CONTROL – 0.79%
Clean Harbors Inc.(a)	78,813	3,783,024
Mine Safety Appliances Co.	62,167	1,244,583
Waste Connections Inc.(a)	180,746	4,645,172

		9,672,779
FOOD – 0.87%
Flowers Foods Inc.	141,607	3,324,932
Ralcorp Holdings Inc.(a)	116,997	6,303,798
Tootsie Roll Industries Inc.	46,030	999,772

		10,628,502
FOREST PRODUCTS & PAPER – 0.16%
Potlatch Corp.	86,676	2,010,016

		2,010,016
GAS – 1.07%
Energen Corp.	184,678	5,379,670
UGI Corp.	198,111	4,677,401
WGL Holdings Inc.	93,590	3,069,752

		13,126,823
HAND & MACHINE TOOLS – 0.43%
Lincoln Electric Holdings Inc.	166,188	5,266,498

		5,266,498
HEALTH CARE - PRODUCTS – 7.28%
Beckman Coulter Inc.	110,955	5,659,815
Edwards Lifesciences Corp.(a)	128,658	7,800,535
Gen-Probe Inc.(a)	204,258	9,310,080
Henry Schein Inc.(a)	205,758	8,232,378
Hologic Inc.(a)(b)	1,000,436	13,095,707
IDEXX Laboratories Inc.(a)(b)	230,764	7,979,819
Immucor Inc.(a)	274,565	6,905,310
Kinetic Concepts Inc.(a)(b)	214,665	4,533,725
Masimo Corp.(a)	16,507	478,373
ResMed Inc.(a)	296,146	10,465,800
Steris Corp.	102,883	2,395,116
TECHNE Corp.	146,308	8,004,511
Thoratec Corp.(a)	165,295	4,246,429

		89,107,598
HEALTH CARE - SERVICES – 1.97%
Community Health Systems Inc.(a)	160,507	2,462,177
Covance Inc.(a)	148,342	5,285,425
Health Management Associates Inc. Class A(a)	581,700	1,500,786

LifePoint Hospitals Inc.(a)(b)	128,063	2,671,394
Lincare Holdings Inc.(a)	290,326	6,329,107
Psychiatric Solutions Inc.(a)	128,998	2,029,139
Universal Health Services Inc. Class B	100,378	3,848,493

		24,126,521
HOME BUILDERS – 2.04%
M.D.C. Holdings Inc.	71,922	2,239,651
NVR Inc.(a)(b)	22,270	9,525,993
Ryland Group Inc.	111,152	1,851,792
Thor Industries Inc.(b)	138,624	2,165,307
Toll Brothers Inc.(a)(b)	506,439	9,196,932

		24,979,675
HOUSEHOLD PRODUCTS & WARES – 1.56%
Church & Dwight Co. Inc.	273,751	14,298,015
Scotts Miracle-Gro Co. (The) Class A	75,524	2,620,683
Tupperware Brands Corp.	131,135	2,227,984

		19,146,682
INSURANCE – 3.77%
Brown & Brown Inc.	453,050	8,567,176
Hanover Insurance Group Inc. (The)	199,578	5,751,838
HCC Insurance Holdings Inc.	443,358	11,168,188
Mercury General Corp.	65,364	1,941,311
Reinsurance Group of America Inc.(b)	136,078	4,407,566
StanCorp Financial Group Inc.	91,715	2,089,268
W.R. Berkley Corp.	542,319	12,229,293

		46,154,640
INTERNET – 2.80%
Avocent Corp.(a)	85,229	1,034,680
Digital River Inc.(a)	144,805	4,318,085
F5 Networks Inc.(a)(b)	309,840	6,491,148
Netflix Inc.(a)(b)	162,606	6,979,050
Priceline.com Inc.(a)(b)	159,943	12,600,310
ValueClick Inc.(a)	339,451	2,888,728

		34,312,001
IRON & STEEL – 1.76%
Carpenter Technology Corp.	101,552	1,433,914
Cliffs Natural Resources Inc.	443,061	8,045,988
Reliance Steel & Aluminum Co.	248,919	6,554,037
Steel Dynamics Inc.	632,114	5,568,924

		21,602,863
LEISURE TIME – 0.06%
Life Time Fitness Inc.(a)(b)	54,636	686,228

		686,228

MACHINERY – 2.72%
AGCO Corp.(a)(b)	132,100	2,589,160
Bucyrus International Inc.	292,143	4,434,731
Graco Inc.	232,368	3,966,522
IDEX Corp.	141,063	3,085,048
Joy Global Inc.	398,904	8,496,655
Nordson Corp.	69,807	1,984,613
Terex Corp.(a)	370,759	3,429,521
Wabtec Corp.	108,872	2,872,043
Zebra Technologies Corp. Class A(a)	127,620	2,427,332

		33,285,625
MANUFACTURING – 3.02%
AptarGroup Inc.	135,283	4,212,713
Carlisle Companies Inc.	93,125	1,828,044
Donaldson Co. Inc.	300,922	8,076,746
Harsco Corp.	134,643	2,985,035
Matthews International Corp. Class A	75,838	2,184,893
Roper Industries Inc.	350,345	14,872,145
Trinity Industries Inc.	310,150	2,834,771

		36,994,347
MEDIA – 0.40%
John Wiley & Sons Inc. Class A	166,149	4,947,917

		4,947,917
METAL FABRICATE & HARDWARE – 0.25%
Commercial Metals Co.	259,604	2,998,426

		2,998,426
OFFICE FURNISHINGS – 0.18%
Herman Miller Inc.	210,386	2,242,715

		2,242,715
OIL & GAS – 6.11%
Bill Barrett Corp.(a)	39,016	867,716
Cimarex Energy Co.	197,818	3,635,895
Comstock Resources Inc.(a)	181,248	5,401,190
Denbury Resources Inc.(a)	969,519	14,407,052
Encore Acquisition Co.(a)	202,223	4,705,729
Frontier Oil Corp.	405,550	5,186,985
Helmerich & Payne Inc.(b)	411,037	9,359,312
Mariner Energy Inc.(a)	198,047	1,534,864
Newfield Exploration Co.(a)	331,687	7,529,295
Patterson-UTI Energy Inc.	597,480	5,353,421
Plains Exploration & Production Co.(a)	264,541	4,558,041
Pride International Inc.(a)	331,927	5,968,047
Quicksilver Resources Inc.(a)(b)	442,915	2,453,749
Unit Corp.(a)	184,421	3,858,087

		74,819,383

OIL & GAS SERVICES – 2.66%
FMC Technologies Inc.(a)	490,636	15,391,251
Helix Energy Solutions Group Inc.(a)	385,354	1,980,720
Oceaneering International Inc.(a)	213,186	7,860,168
Superior Energy Services Inc.(a)	304,570	3,925,907
Tidewater Inc.	92,663	3,440,577

		32,598,623
PHARMACEUTICALS – 3.71%
Endo Pharmaceuticals Holdings Inc.(a)	455,468	8,052,674
Medicis Pharmaceutical Corp. Class A	84,527	1,045,599
NBTY Inc.(a)	126,695	1,783,866
Omnicare Inc.	215,647	5,281,195
OSI Pharmaceuticals Inc.(a)	140,143	5,361,871
Perrigo Co.	102,473	2,544,405
Sepracor Inc.(a)	426,047	6,245,849
United Therapeutics Corp.(a)	90,789	6,000,245
Valeant Pharmaceuticals International(a)	92,546	1,646,393
VCA Antech Inc.(a)(b)	330,586	7,454,714

		45,416,811
REAL ESTATE – 0.26%
Jones Lang LaSalle Inc.	135,120	3,142,891

		3,142,891
REAL ESTATE INVESTMENT TRUSTS – 0.29%
AMB Property Corp.	245,314	3,532,522

		3,532,522
RETAIL – 10.37%
Advance Auto Parts Inc.	370,773	15,231,355
Aeropostale Inc.(a)	260,761	6,925,812
American Eagle Outfitters Inc.	531,017	6,499,648
BJ’s Wholesale Club Inc.(a)(b)	107,852	3,450,185
Cheesecake Factory Inc. (The)(a)	134,400	1,538,880
Chico’s FAS Inc.(a)	692,303	3,717,667
Chipotle Mexican Grill Inc. Class A(a)(b)	128,314	8,517,483
Coldwater Creek Inc.(a)	96,556	242,356
Copart Inc.(a)(b)	246,997	7,325,931
Dick’s Sporting Goods Inc.(a)(b)	332,033	4,738,111
Dollar Tree Inc.(a)	353,682	15,756,533
J. Crew Group Inc.(a)(b)	203,178	2,677,886
MSC Industrial Direct Co. Inc. Class A	174,947	5,435,603
99 Cents Only Stores(a)	73,822	682,115
Panera Bread Co. Class A(a)(b)	120,619	6,742,602
PetSmart Inc.	312,538	6,550,796
Ross Stores Inc.	504,962	18,118,037
Under Armour Inc. Class A(a)(b)	143,117	2,351,412
Urban Outfitters Inc.(a)	445,067	7,285,747

Wendy’s/Arby’s Group Inc. Class A	636,602	3,202,108

		126,990,267
SAVINGS & LOANS – 0.10%
NewAlliance Bancshares Inc.	107,480	1,261,815

		1,261,815
SEMICONDUCTORS – 2.35%
Atmel Corp.(a)	543,487	1,972,858
Cree Inc.(a)(b)	345,370	8,126,556
International Rectifier Corp.(a)	110,829	1,497,300
Lam Research Corp.(a)(b)	489,928	11,155,661
Semtech Corp.(a)	110,155	1,470,569
Silicon Laboratories Inc.(a)(b)	174,202	4,598,933

		28,821,877
SOFTWARE – 5.60%
ACI Worldwide Inc.(a)	136,870	2,566,313
Acxiom Corp.	116,751	863,957
Advent Software Inc.(a)(b)	25,173	838,513
ANSYS Inc.(a)	349,067	8,761,582
Broadridge Financial Solutions Inc.	350,627	6,525,168
Cerner Corp.(a)(b)	263,346	11,579,324
Fair Isaac Corp.	116,923	1,645,107
Global Payments Inc.	313,487	10,473,601
ManTech International Corp. Class A(a)	44,357	1,858,558
Metavante Technologies Inc.(a)	350,698	6,999,932
Parametric Technology Corp.(a)	451,063	4,501,609
SEI Investments Co.	522,349	6,377,881
Sybase Inc.(a)	154,359	4,675,534
Wind River Systems Inc.(a)	152,597	976,621

		68,643,700
TELECOMMUNICATIONS – 1.49%
ADC Telecommunications Inc.(a)	231,110	1,014,573
ADTRAN Inc.	117,794	1,909,441
CommScope Inc.(a)	283,754	3,223,445
NeuStar Inc. Class A(a)	288,940	4,839,745
Plantronics Inc.	190,950	2,304,767
Polycom Inc.(a)	189,651	2,918,729
Syniverse Holdings Inc.(a)	57,112	900,085
3Com Corp.(a)	365,191	1,128,440

		18,239,225
TOYS, GAMES & HOBBIES – 0.41%
Marvel Entertainment Inc.(a)	190,658	5,061,970

		5,061,970
TRANSPORTATION – 1.86%
Con-way Inc.	180,552	3,237,297

J.B. Hunt Transport Services Inc.	319,862	7,711,873
Kansas City Southern Industries Inc.(a)(b)	207,431	2,636,448
Landstar System Inc.	201,731	6,751,937
Overseas Shipholding Group Inc.	55,018	1,247,258
Werner Enterprises Inc.	76,721	1,160,022

		22,744,835
WATER – 0.36%
Aqua America Inc.	222,437	4,448,740

		4,448,740

TOTAL COMMON STOCKS
(Cost: $1,816,166,509)		1,223,332,735

Security	Shares	Value
SHORT-TERM INVESTMENTS – 15.29%

MONEY MARKET FUNDS – 15.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	160,795,102	160,795,102
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	25,671,116	25,671,116
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	784,150	784,150

		187,250,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,250,368)		187,250,368

TOTAL INVESTMENTS IN SECURITIES – 115.18%
(Cost: $2,003,416,877)		1,410,583,103
Other Assets, Less Liabilities – (15.18)%		(185,854,286)

NET ASSETS – 100.00%		$1,224,728,817

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.70%

ADVERTISING – 0.07%
Harte-Hanks Inc.	147,224	$787,648

		787,648
AEROSPACE & DEFENSE – 0.30%
BE Aerospace Inc.(a)	389,895	3,380,390

		3,380,390
AGRICULTURE – 0.25%
Universal Corp.	96,238	2,879,441

		2,879,441
AIRLINES – 0.42%
AirTran Holdings Inc.(a)	461,554	2,100,071
JetBlue Airways Corp.(a)	711,134	2,595,639

		4,695,710
APPAREL – 0.57%
Hanesbrands Inc.(a)	209,634	2,006,197
Phillips-Van Heusen Corp.	198,259	4,496,514

		6,502,711
AUTO MANUFACTURERS – 0.17%
Oshkosh Corp.	285,922	1,927,114

		1,927,114
AUTO PARTS & EQUIPMENT – 0.42%
BorgWarner Inc.	235,788	4,786,496

		4,786,496
BANKS – 5.49%
Associated Banc-Corp.	494,087	7,628,703
BancorpSouth Inc.	278,392	5,801,689
Bank of Hawaii Corp.	84,609	2,790,405
Cathay General Bancorp(b)	78,804	821,926
City National Corp.	155,831	5,262,413
Colonial BancGroup Inc. (The)(b)	783,637	705,273
Commerce Bancshares Inc.	132,243	4,800,421
Cullen/Frost Bankers Inc.	125,821	5,906,038
FirstMerit Corp.	312,948	5,695,654
Fulton Financial Corp.	675,542	4,478,843
International Bancshares Corp.	86,273	672,929
PacWest Bancorp	94,510	1,354,328
Synovus Financial Corp.	499,483	1,623,320
TCF Financial Corp.	233,746	2,748,853
Trustmark Corp.	146,408	2,690,979
Valley National Bancorp(b)	301,618	3,731,015

Webster Financial Corp.	205,245	872,291
Westamerica Bancorporation(b)	44,355	2,020,814
Wilmington Trust Corp.(b)	266,801	2,585,302

		62,191,196
BEVERAGES – 0.34%
PepsiAmericas Inc.	220,672	3,806,592

		3,806,592
BIOTECHNOLOGY – 1.83%
Affymetrix Inc.(a)	271,734	888,570
Bio-Rad Laboratories Inc. Class A(a)	36,056	2,376,090
Charles River Laboratories International Inc.(a)(b)	157,212	4,277,739
Vertex Pharmaceuticals Inc.(a)	460,217	13,222,034

		20,764,433
BUILDING MATERIALS – 0.94%
Lennox International Inc.	180,408	4,773,596
Martin Marietta Materials Inc.(b)	73,339	5,815,783

		10,589,379
CHEMICALS – 4.50%
Airgas Inc.	141,440	4,782,086
Albemarle Corp.	130,148	2,833,322
Ashland Inc.	255,185	2,636,061
Cabot Corp.	251,832	2,646,754
Cytec Industries Inc.	181,516	2,726,370
Lubrizol Corp.	261,713	8,900,859
Minerals Technologies Inc.	43,964	1,409,046
Olin Corp.	108,334	1,545,926
RPM International Inc.	496,402	6,319,197
Sensient Technologies Corp.	187,632	4,409,352
Terra Industries Inc.	180,440	5,068,560
Valspar Corp. (The)	385,869	7,705,804

		50,983,337
COAL – 0.36%
Arch Coal Inc.	275,084	3,677,873
Patriot Coal Corp.(a)(b)	109,993	408,074

		4,085,947
COMMERCIAL SERVICES – 5.90%
Brinks Home Security Holdings Inc.(a)	156,885	3,545,601
Corinthian Colleges Inc.(a)	136,464	2,654,225
Corrections Corp. of America(a)	281,835	3,610,306
Deluxe Corp.	197,339	1,900,375
DeVry Inc.	120,940	5,826,889
Hewitt Associates Inc. Class A(a)	209,095	6,222,667
Kelly Services Inc. Class A	106,467	857,059
Lender Processing Services Inc.	106,570	3,262,108

Manpower Inc.	302,246	9,529,816
MPS Group Inc.(a)	224,151	1,333,698
Quanta Services Inc.(a)(b)	481,332	10,324,571
Rent-A-Center Inc.(a)	254,618	4,931,951
SAIC Inc.(a)	477,041	8,906,355
Service Corp. International	984,534	3,436,024
United Rentals Inc.(a)(b)	102,511	431,571

		66,773,216
COMPUTERS – 1.77%
Cadence Design Systems Inc.(a)	1,022,008	4,292,434
Diebold Inc.	254,843	5,440,898
Imation Corp.	116,676	892,571
Jack Henry & Associates Inc.	132,670	2,165,174
Mentor Graphics Corp.(a)	250,563	1,112,500
NCR Corp.(a)	306,282	2,434,942
Palm Inc.(a)(b)	320,970	2,766,761
SRA International Inc. Class A(a)	63,613	935,111

		20,040,391
COSMETICS & PERSONAL CARE – 0.41%
Alberto-Culver Co.	203,677	4,605,137

		4,605,137
DISTRIBUTION & WHOLESALE – 1.80%
Ingram Micro Inc. Class A(a)	623,112	7,876,136
LKQ Corp.(a)	210,212	2,999,725
Owens & Minor Inc.	159,320	5,278,272
Tech Data Corp.(a)	192,626	4,195,394

		20,349,527
DIVERSIFIED FINANCIAL SERVICES – 0.95%
AmeriCredit Corp.(a)(b)	304,771	1,785,958
Jefferies Group Inc.(b)	207,609	2,865,004
Raymond James Financial Inc.(b)	201,050	3,960,685
Waddell & Reed Financial Inc. Class A	121,081	2,187,934

		10,799,581
ELECTRIC – 7.54%
Alliant Energy Corp.	426,173	10,522,211
Black Hills Corp.	149,280	2,670,619
DPL Inc.	447,310	10,082,367
Great Plains Energy Inc.	460,872	6,207,946
Hawaiian Electric Industries Inc.	349,876	4,807,296
IDACORP Inc.	181,019	4,228,604
MDU Resources Group Inc.	397,592	6,417,135
NSTAR	411,970	13,133,604
NV Energy Inc.	903,897	8,487,593
OGE Energy Corp.	365,710	8,711,212
PNM Resources Inc.	332,925	2,749,960

Westar Energy Inc.	419,068	7,346,262

		85,364,809
ELECTRICAL COMPONENTS & EQUIPMENT – 0.52%
Hubbell Inc. Class B	217,794	5,871,726

		5,871,726
ELECTRONICS – 3.05%
Arrow Electronics Inc.(a)	460,335	8,773,985
Avnet Inc.(a)	578,763	10,134,140
Gentex Corp.	529,946	5,278,262
Itron Inc.(a)	70,868	3,355,600
National Instruments Corp.	105,430	1,966,269
Varian Inc.(a)	61,376	1,457,066
Vishay Intertechnology Inc.(a)	718,858	2,501,626
Woodward Governor Co.	95,421	1,066,807

		34,533,755
ENGINEERING & CONSTRUCTION – 3.43%
AECOM Technology Corp.(a)	210,801	5,497,690
Dycom Industries Inc.(a)	82,733	479,024
Granite Construction Inc.(b)	57,319	2,148,316
KBR Inc.	624,185	8,619,995
Shaw Group Inc. (The)(a)	322,229	8,832,297
URS Corp.(a)	327,694	13,242,115

		38,819,437
ENTERTAINMENT – 0.44%
International Speedway Corp. Class A	53,502	1,180,254
Macrovision Solutions Corp.(a)	126,058	2,242,572
Scientific Games Corp. Class A(a)	132,626	1,606,101

		5,028,927
ENVIRONMENTAL CONTROL – 0.39%
Mine Safety Appliances Co.	52,992	1,060,900
Waste Connections Inc.(a)	129,050	3,316,585

		4,377,485
FOOD – 2.16%
Corn Products International Inc.	287,786	6,101,063
Flowers Foods Inc.	165,333	3,882,019
Ralcorp Holdings Inc.(a)	102,755	5,536,439
Ruddick Corp.	151,998	3,412,355
Smithfield Foods Inc.(a)(b)	457,578	4,328,688
Tootsie Roll Industries Inc.(b)	57,106	1,240,342

		24,500,906
FOREST PRODUCTS & PAPER – 1.22%
Louisiana-Pacific Corp.	356,163	794,243
Potlatch Corp.	67,021	1,554,217

Rayonier Inc.	304,601	9,205,042
Temple-Inland Inc.	413,471	2,220,339

		13,773,841
GAS – 2.92%
AGL Resources Inc.	296,665	7,870,522
Energen Corp.	93,843	2,733,647
Southern Union Co.	479,179	7,293,104
UGI Corp.	220,432	5,204,400
Vectren Corp.	313,184	6,605,051
WGL Holdings Inc.	100,888	3,309,126

		33,015,850
HAND & MACHINE TOOLS – 0.40%
Kennametal Inc.	281,536	4,563,699

		4,563,699
HEALTH CARE - PRODUCTS – 2.60%
Beckman Coulter Inc.	134,253	6,848,246
Edwards Lifesciences Corp.(a)	88,567	5,369,817
Henry Schein Inc.(a)	141,070	5,644,211
Hill-Rom Holdings Inc.(b)	242,813	2,401,421
Masimo Corp.(a)	169,289	4,905,995
Steris Corp.	123,815	2,882,413
Thoratec Corp.(a)	55,033	1,413,798

		29,465,901
HEALTH CARE - SERVICES – 2.05%
Community Health Systems Inc.(a)	194,271	2,980,117
Covance Inc.(a)	97,589	3,477,096
Health Management Associates Inc. Class A(a)	375,644	969,162
Health Net Inc.(a)	399,299	5,781,850
Kindred Healthcare Inc.(a)	115,970	1,733,751
LifePoint Hospitals Inc.(a)	74,308	1,550,065
Psychiatric Solutions Inc.(a)	89,428	1,406,702
Universal Health Services Inc. Class B	91,455	3,506,385
WellCare Health Plans Inc.(a)	162,281	1,825,661

		23,230,789
HOME BUILDERS – 0.28%
M.D.C. Holdings Inc.	70,812	2,205,086
Ryland Group Inc.	54,434	906,870

		3,111,956
HOUSEHOLD PRODUCTS & WARES – 0.59%
American Greetings Corp. Class A	173,505	877,935
Blyth Inc.	23,418	611,912
Scotts Miracle-Gro Co. (The) Class A	95,189	3,303,058
Tupperware Brands Corp.	111,874	1,900,739

		6,693,644

INSURANCE – 6.87%
American Financial Group Inc.	289,392	4,644,742
Arthur J. Gallagher & Co.	372,005	6,324,085
Everest Re Group Ltd.	236,873	16,770,608
Fidelity National Financial Inc.	829,574	16,184,989
First American Corp.	358,734	9,510,038
Horace Mann Educators Corp.	150,384	1,258,714
Mercury General Corp.	73,272	2,176,178
Old Republic International Corp.	906,617	9,809,596
Protective Life Corp.	272,390	1,430,047
Reinsurance Group of America Inc.(b)	145,649	4,717,571
StanCorp Financial Group Inc.	98,833	2,251,416
Unitrin Inc.	189,656	2,651,391

		77,729,375
INTERNET – 0.10%
Avocent Corp.(a)	92,042	1,117,390

		1,117,390
INVESTMENT COMPANIES – 0.17%
Apollo Investment Corp.	553,511	1,926,218

		1,926,218
IRON & STEEL – 0.09%
Carpenter Technology Corp.	69,776	985,237

		985,237
LEISURE TIME – 0.25%
Callaway Golf Co.	248,931	1,787,325
Life Time Fitness Inc.(a)(b)	80,987	1,017,197

		2,804,522
LODGING – 0.07%
Boyd Gaming Corp.(b)	216,103	806,064

		806,064
MACHINERY – 1.23%
AGCO Corp.(a)(b)	222,819	4,367,252
IDEX Corp.	170,165	3,721,509
Nordson Corp.	60,839	1,729,653
Wabtec Corp.	77,679	2,049,172
Zebra Technologies Corp. Class A(a)	107,364	2,042,063

		13,909,649
MANUFACTURING – 4.11%
AptarGroup Inc.	128,422	3,999,061
Brink’s Co. (The)	155,841	4,123,553
Carlisle Companies Inc.	143,308	2,813,136
Crane Co.	182,712	3,084,179

Federal Signal Corp.	182,016	959,224
Harsco Corp.	176,323	3,909,081
Lancaster Colony Corp.	76,491	3,172,847
Matthews International Corp. Class A	44,434	1,280,144
Pentair Inc.	379,116	8,215,444
SPX Corp.	191,373	8,996,445
Teleflex Inc.	152,254	5,951,609

		46,504,723
MEDIA – 0.15%
Belo Corp. Class A	339,813	207,286
Scholastic Corp.	100,017	1,507,256

		1,714,542
METAL FABRICATE & HARDWARE – 0.76%
Commercial Metals Co.	177,483	2,049,929
Timken Co. (The)	327,229	4,568,117
Worthington Industries Inc.	230,314	2,006,035

		8,624,081
OFFICE FURNISHINGS – 0.16%
HNI Corp.(b)	171,903	1,787,791

		1,787,791
OIL & GAS – 2.10%
Bill Barrett Corp.(a)	104,081	2,314,761
Cimarex Energy Co.	126,115	2,317,994
Forest Oil Corp.(a)(b)	373,616	4,913,050
Mariner Energy Inc.(a)	153,569	1,190,160
Newfield Exploration Co.(a)	184,786	4,194,642
Plains Exploration & Production Co.(a)	153,286	2,641,118
Pride International Inc.(a)	342,067	6,150,365

		23,722,090
OIL & GAS SERVICES – 0.69%
Exterran Holdings Inc.(a)	237,476	3,804,366
Tidewater Inc.	107,176	3,979,445

		7,783,811
PACKAGING & CONTAINERS – 1.55%
Greif Inc. Class A	131,565	4,379,799
Packaging Corp. of America	394,291	5,133,669
Sonoco Products Co.	384,713	8,071,279

		17,584,747
PHARMACEUTICALS – 1.74%
Medicis Pharmaceutical Corp. Class A	135,549	1,676,741
NBTY Inc.(a)	86,491	1,217,793
Omnicare Inc.	188,703	4,621,336
OSI Pharmaceuticals Inc.(a)	84,777	3,243,568

Perrigo Co.	197,336	4,899,853
Valeant Pharmaceuticals International(a)(b)	224,807	3,999,317

		19,658,608
PIPELINES – 1.64%
National Fuel Gas Co.	306,722	9,407,164
ONEOK Inc.	405,952	9,186,694

		18,593,858
REAL ESTATE INVESTMENT TRUSTS – 9.03%
Alexandria Real Estate Equities Inc.(b)	151,583	5,517,621
AMB Property Corp.	296,230	4,265,712
BRE Properties Inc. Class A(b)	196,981	3,866,737
Camden Property Trust	205,622	4,437,323
Cousins Properties Inc.(b)	139,271	896,905
Duke Realty Corp.	573,152	3,152,336
Equity One Inc.(b)	129,161	1,574,473
Essex Property Trust Inc.(b)	103,420	5,930,103
Federal Realty Investment Trust(b)	227,811	10,479,306
Highwoods Properties Inc.	245,152	5,251,156
Hospitality Properties Trust	362,459	4,349,508
Liberty Property Trust	390,822	7,402,169
Macerich Co. (The)(b)	297,057	1,859,577
Mack-Cali Realty Corp.	255,692	5,065,259
Nationwide Health Properties Inc.	395,130	8,767,935
Omega Healthcare Investors Inc.	317,785	4,474,413
Realty Income Corp.(b)	403,049	7,585,382
Regency Centers Corp.	270,425	7,185,192
SL Green Realty Corp.(b)	220,804	2,384,683
UDR Inc.	573,873	4,941,047
Weingarten Realty Investors(b)	298,340	2,840,197

		102,227,034
RETAIL – 5.04%
American Eagle Outfitters Inc.	269,996	3,304,751
AnnTaylor Stores Corp.(a)	221,383	1,151,192
Barnes & Noble Inc.(b)	142,630	3,049,429
BJ’s Wholesale Club Inc.(a)	120,038	3,840,016
Bob Evans Farms Inc.	118,680	2,660,806
Brinker International Inc.	392,308	5,923,851
CarMax Inc.(a)(b)	850,146	10,575,816
Cheesecake Factory Inc. (The)(a)	97,596	1,117,474
Coldwater Creek Inc.(a)	90,093	226,133
Collective Brands Inc.(a)	245,659	2,392,719
Foot Locker Inc.	596,461	6,250,911
99 Cents Only Stores(a)(b)	107,871	996,728
PetSmart Inc.	181,145	3,796,799
Regis Corp.	166,481	2,405,650
Saks Inc.(a)(b)	549,496	1,027,558
Wendy’s/Arby’s Group Inc. Class A	982,030	4,939,611

Williams-Sonoma Inc.	333,699	3,363,686

		57,023,130
SAVINGS & LOANS – 2.72%
Astoria Financial Corp.	315,759	2,901,825
First Niagara Financial Group Inc.	456,699	4,978,019
New York Community Bancorp Inc.	1,330,443	14,861,048
NewAlliance Bancshares Inc.	304,544	3,575,347
Washington Federal Inc.	339,052	4,506,001

		30,822,240
SEMICONDUCTORS – 1.62%
Atmel Corp.(a)	1,192,898	4,330,220
Fairchild Semiconductor International Inc. Class A(a)	476,768	1,778,345
Integrated Device Technology Inc.(a)	634,458	2,886,784
International Rectifier Corp.(a)	169,837	2,294,498
Intersil Corp. Class A	469,479	5,399,008
Semtech Corp.(a)	123,658	1,650,834

		18,339,689
SOFTWARE – 1.27%
Acxiom Corp.	147,422	1,090,923
Advent Software Inc.(a)(b)	39,651	1,320,775
Broadridge Financial Solutions Inc.	194,639	3,622,232
Fair Isaac Corp.	73,122	1,028,827
ManTech International Corp. Class A(a)	37,211	1,559,141
Sybase Inc.(a)	165,338	5,008,088
Wind River Systems Inc.(a)	111,474	713,434

		14,343,420
TELECOMMUNICATIONS – 2.10%
ADC Telecommunications Inc.(a)(b)	147,628	648,087
ADTRAN Inc.	95,047	1,540,712
Cincinnati Bell Inc.(a)	878,254	2,019,984
Polycom Inc.(a)	134,784	2,074,326
RF Micro Devices Inc.(a)	1,018,309	1,354,351
Syniverse Holdings Inc.(a)	143,934	2,268,400
Telephone and Data Systems Inc.	389,504	10,325,751
3Com Corp.(a)	1,132,213	3,498,538

		23,730,149
TEXTILES – 0.57%
Mohawk Industries Inc.(a)	216,957	6,480,506

		6,480,506
TRANSPORTATION – 0.72%
Alexander & Baldwin Inc.	158,033	3,007,368
Kansas City Southern Industries Inc.(a)(b)	148,169	1,883,228
Overseas Shipholding Group Inc.	37,821	857,402

Werner Enterprises Inc.	88,982	1,345,408
YRC Worldwide Inc.(a)(b)	228,020	1,023,810

		8,117,216
TRUCKING & LEASING – 0.34%
GATX Corp.	187,563	3,794,399

		3,794,399
WATER – 0.53%
Aqua America Inc.	302,399	6,047,980

		6,047,980

TOTAL COMMON STOCKS
(Cost: $1,877,873,222)		1,128,479,440

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.43%

MONEY MARKET FUNDS – 7.43%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	71,437,818	71,437,818
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	11,405,127	11,405,127
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	1,270,211	1,270,211

		84,113,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,113,156)		84,113,156

TOTAL INVESTMENTS IN SECURITIES – 107.13%
(Cost: $1,961,986,378)		1,212,592,596
Other Assets, Less Liabilities – (7.13)%		(80,660,864)

NET ASSETS – 100.00%		$1,131,931,732

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.10%
inVentiv Health Inc.(a)	385,229	$3,143,469

		3,143,469
AEROSPACE & DEFENSE – 2.37%
AAR Corp.(a)(b)	447,249	5,608,502
AeroVironment Inc.(a)(b)	180,275	3,767,748
Curtiss-Wright Corp.	522,265	14,649,533
Esterline Technologies Corp.(a)	343,355	6,932,337
GenCorp Inc.(a)(b)	574,071	1,217,031
Kaman Corp.	294,759	3,696,278
Moog Inc. Class A(a)(b)	491,479	11,240,125
Orbital Sciences Corp.(a)	660,331	7,851,336
Teledyne Technologies Inc.(a)	416,094	11,101,388
Triumph Group Inc.	191,496	7,315,147

		73,379,425
AGRICULTURE – 0.22%
Alliance One International Inc.(a)	1,029,095	3,951,725
Andersons Inc. (The)	210,976	2,983,201

		6,934,926
AIRLINES – 0.26%
SkyWest Inc.	657,825	8,183,343

		8,183,343
APPAREL – 1.97%
Carter’s Inc.(a)	650,962	12,244,595
Crocs Inc.(a)(b)	966,064	1,149,616
Deckers Outdoor Corp.(a)(b)	151,346	8,027,392
Gymboree Corp.(a)	335,372	7,160,192
Iconix Brand Group Inc.(a)	671,637	5,943,987
K-Swiss Inc. Class A	308,727	2,636,529
Liz Claiborne Inc.	1,102,090	2,722,162
Maidenform Brands Inc.(a)	215,415	1,973,201
Oxford Industries Inc.	156,880	967,950
Perry Ellis International Inc.(a)	134,662	465,931
Quiksilver Inc.(a)	1,458,936	1,867,438
SKECHERS U.S.A. Inc. Class A(a)	382,134	2,548,834
True Religion Apparel Inc.(a)(b)	211,352	2,496,067
Volcom Inc.(a)(b)	182,047	1,765,856
Wolverine World Wide Inc.	572,177	8,914,518

		60,884,268
AUTO MANUFACTURERS – 0.01%
Wabash National Corp.	351,962	432,913

		432,913

AUTO PARTS & EQUIPMENT – 0.25%
ATC Technology Corp.(a)	227,938	2,552,906
Spartan Motors Inc.	375,566	1,509,775
Standard Motor Products Inc.	135,718	373,225
Superior Industries International Inc.(b)	268,895	3,186,406

		7,622,312
BANKS – 6.98%
Bank Mutual Corp.	551,993	5,001,057
Boston Private Financial Holdings Inc.	733,936	2,576,115
Cascade Bancorp(b)	321,175	523,515
Central Pacific Financial Corp.	330,057	1,848,319
Columbia Banking System Inc.	208,548	1,334,707
Community Bank System Inc.	376,969	6,314,231
East West Bancorp Inc.	737,461	3,370,197
First BanCorp (Puerto Rico)	877,042	3,736,199
First Commonwealth Financial Corp.	864,963	7,672,222
First Financial Bancorp	366,892	3,496,481
First Financial Bankshares Inc.(b)	240,332	11,576,792
First Midwest Bancorp Inc.	560,903	4,818,157
Frontier Financial Corp.(b)	541,500	595,650
Glacier Bancorp Inc.	710,418	11,160,667
Hancock Holding Co.	275,569	8,619,798
Hanmi Financial Corp.	424,618	552,003
Home Bancshares Inc.	154,236	3,080,093
Independent Bank Corp. (Massachusetts)	188,827	2,785,198
Independent Bank Corp. (Michigan)	230,437	539,223
Irwin Financial Corp.(a)	215,892	420,989
Nara Bancorp Inc.	256,331	753,613
National Penn Bancshares Inc.	948,916	7,876,003
NBT Bancorp Inc.	377,586	8,170,961
Old National Bancorp	766,124	8,557,605
PrivateBancorp Inc.(b)	318,349	4,603,327
Prosperity Bancshares Inc.	473,863	12,960,153
Provident Bankshares Corp.	386,164	2,722,456
S&T Bancorp Inc.	271,838	5,765,684
Signature Bank(a)(b)	407,139	11,493,534
South Financial Group Inc. (The)(b)	983,650	1,082,015
Sterling Bancorp	207,724	2,056,468
Sterling Bancshares Inc.	845,845	5,531,826
Sterling Financial Corp. (Washington)(b)	599,550	1,241,069
Susquehanna Bancshares Inc.	994,778	9,281,279
Tompkins Financial Corp.	77,263	3,322,309
TrustCo Bank Corp. NY	876,404	5,275,952
UCBH Holdings Inc.(b)	1,347,113	2,034,141
UMB Financial Corp.	340,492	14,467,505
Umpqua Holdings Corp.(b)	695,186	6,298,385

United Bancshares Inc.	436,646	7,527,777
United Community Banks Inc.(b)	477,443	1,986,163
Whitney Holding Corp.	739,472	8,466,954
Wilshire Bancorp Inc.	223,810	1,154,860
Wintrust Financial Corp.	276,388	3,399,572

		216,051,224
BEVERAGES – 0.50%
Boston Beer Co. Inc. Class A(a)	116,928	2,439,118
Green Mountain Coffee Roasters Inc.(a)(b)	205,570	9,867,360
Peet’s Coffee & Tea Inc.(a)	141,863	3,067,078

		15,373,556
BIOTECHNOLOGY – 1.00%
ArQule Inc.(a)	329,991	1,366,163
Cambrex Corp.(a)	333,422	760,202
CryoLife Inc.(a)	323,222	1,674,290
Enzo Biochem Inc.(a)	373,164	1,500,119
Integra LifeSciences Holdings Corp.(a)(b)	230,940	5,711,146
Martek Biosciences Corp.(b)	382,309	6,977,139
Regeneron Pharmaceuticals Inc.(a)	729,988	10,117,634
Savient Pharmaceuticals Inc.(a)(b)	548,653	2,715,832

		30,822,525
BUILDING MATERIALS – 1.37%
Apogee Enterprises Inc.	322,266	3,538,481
Drew Industries Inc.(a)	224,832	1,951,542
Eagle Materials Inc.	503,135	12,201,024
NCI Building Systems Inc.(a)(b)	226,613	503,081
Quanex Building Products Corp.	433,955	3,298,058
Simpson Manufacturing Co. Inc.(b)	432,607	7,795,578
Texas Industries Inc.(b)	319,568	7,989,200
Universal Forest Products Inc.	194,818	5,184,107

		42,461,071
CHEMICALS – 1.51%
A. Schulman Inc.	299,676	4,060,610
American Vanguard Corp.	233,325	3,009,893
Arch Chemicals Inc.	287,274	5,446,715
Balchem Corp.	210,140	5,280,818
H.B. Fuller Co.	561,256	7,296,328
NewMarket Corp.	141,974	6,289,448
OM Group Inc.(a)	352,030	6,801,220
Penford Corp.	128,925	467,998
PolyOne Corp.(a)	1,062,908	2,455,317
Quaker Chemical Corp.	126,569	1,004,958
Stepan Co.	83,848	2,289,050
Zep Inc.	243,032	2,486,217

		46,888,572

COMMERCIAL SERVICES – 6.21%
Aaron Rents Inc.(b)	619,840	16,524,934
ABM Industries Inc.	514,788	8,442,523
Administaff Inc.	252,671	5,338,938
American Public Education Inc.(a)	184,571	7,763,056
AMN Healthcare Services Inc.(a)	374,694	1,910,939
Arbitron Inc.	305,001	4,578,065
Bankrate Inc.(a)(b)	160,978	4,016,401
Bowne & Co. Inc.	315,265	1,012,001
Capella Education Co.(a)	163,682	8,675,146
CDI Corp.	147,686	1,435,508
Chemed Corp.	260,300	10,125,670
Coinstar Inc.(a)	343,759	11,261,545
Consolidated Graphics Inc.(a)	128,062	1,628,949
CorVel Corp.(a)	88,037	1,780,108
Cross Country Healthcare Inc.(a)	354,171	2,319,820
Forrester Research Inc.(a)(b)	176,976	3,638,627
GEO Group Inc. (The)(a)	590,559	7,824,907
Gevity HR Inc.	287,569	1,135,898
Healthcare Services Group Inc.	496,783	7,436,842
HealthSpring Inc.(a)	565,656	4,734,541
Heartland Payment Systems Inc.(b)	280,984	1,857,304
Heidrick & Struggles International Inc.	189,587	3,363,273
Hillenbrand Inc.	714,219	11,434,646
HMS Holdings Corp.(a)	294,855	9,700,730
Kendle International Inc.(a)	154,698	3,242,470
Landauer Inc.	107,435	5,444,806
Live Nation Inc.(a)(b)	906,600	2,420,622
MAXIMUS Inc.	201,027	8,012,936
Midas Inc.(a)	160,528	1,271,382
On Assignment Inc.(a)	410,141	1,111,482
PAREXEL International Corp.(a)	665,833	6,478,555
Pre-Paid Legal Services Inc.(a)	83,857	2,434,369
Rewards Network Inc.(a)	317,093	1,109,826
Spherion Corp.(a)	609,269	1,267,280
StarTek Inc.(a)	133,364	413,428
Ticketmaster Entertainment Inc.(a)	460,065	1,697,640
TrueBlue Inc.(a)	498,656	4,113,912
Universal Technical Institute Inc.(a)	250,215	3,002,580
Viad Corp.	234,161	3,306,353
Volt Information Sciences Inc.(a)	138,569	921,484
Wright Express Corp.(a)	441,936	8,052,074

		192,241,570
COMPUTERS – 2.37%
Agilysys Inc.	261,370	1,123,891
CACI International Inc. Class A(a)	345,732	12,615,761
Catapult Communications Corp.(a)	90,891	633,510

CIBER Inc.(a)	695,389	1,898,412
Hutchinson Technology Inc.(a)(b)	271,379	705,585
Integral Systems Inc.(a)	200,521	1,724,481
Manhattan Associates Inc.(a)	271,351	4,699,799
Mercury Computer Systems Inc.(a)	260,139	1,438,569
MICROS Systems Inc.(a)	928,535	17,410,031
MTS Systems Corp.	194,127	4,416,389
Radiant Systems Inc.(a)	320,406	1,412,990
RadiSys Corp.(a)	270,408	1,638,672
Stratasys Inc.(a)(b)	233,437	1,930,524
Sykes Enterprises Inc.(a)	386,068	6,420,311
Synaptics Inc.(a)(b)	393,352	10,526,100
Tyler Technologies Inc.(a)(b)	330,592	4,836,561

		73,431,586
COSMETICS & PERSONAL CARE – 0.41%
Chattem Inc.(a)(b)	225,072	12,615,286

		12,615,286
DISTRIBUTION & WHOLESALE – 1.24%
Brightpoint Inc.(a)	597,465	2,557,150
MWI Veterinary Supply Inc.(a)	140,036	3,988,225
Pool Corp.(b)	557,846	7,475,136
ScanSource Inc.(a)	305,061	5,668,033
United Stationers Inc.(a)	273,892	7,690,887
Watsco Inc.(b)	327,504	11,144,961

		38,524,392
DIVERSIFIED FINANCIAL SERVICES – 2.50%
Financial Federal Corp.	298,882	6,330,321
Greenhill & Co. Inc.(b)	212,666	15,705,384
Investment Technology Group Inc.(a)	500,491	12,772,530
LaBranche & Co. Inc.(a)	607,202	2,270,935
National Financial Partners Corp.(b)	461,161	1,475,715
optionsXpress Holdings Inc.	481,211	5,471,369
Piper Jaffray Companies(a)	181,310	4,675,985
Portfolio Recovery Associates Inc.(a)(b)	177,533	4,764,986
Stifel Financial Corp.(a)	312,301	13,525,756
SWS Group Inc.	317,017	4,923,274
TradeStation Group Inc.(a)	367,592	2,426,107
World Acceptance Corp.(a)(b)	186,196	3,183,952

		77,526,314
ELECTRIC – 2.21%
ALLETE Inc.	316,684	8,452,296
Avista Corp.	631,071	8,696,158
Central Vermont Public Service Corp.	132,101	2,285,347
CH Energy Group Inc.	182,321	8,550,855
Cleco Corp.	695,792	15,091,728

El Paso Electric Co.(a)	519,304	7,316,993
UIL Holdings Corp.	291,566	6,507,753
UniSource Energy Corp.	411,277	11,593,899

		68,495,029
ELECTRICAL COMPONENTS & EQUIPMENT – 0.64%
Advanced Energy Industries Inc.(a)	378,902	2,853,132
Belden Inc.	538,498	6,736,610
C&D Technologies Inc.(a)(b)	310,245	573,953
Greatbatch Inc.(a)(b)	266,144	5,149,886
Littelfuse Inc.(a)	251,896	2,768,337
Magnetek Inc.(a)	364,539	656,170
Vicor Corp.	224,218	1,096,426

		19,834,514
ELECTRONICS – 3.52%
American Science and Engineering Inc.	105,328	5,877,302
Analogic Corp.	148,212	4,745,748
Axsys Technologies Inc.(a)	106,604	4,481,632
Bel Fuse Inc. Class B	132,745	1,784,093
Benchmark Electronics Inc.(a)	753,638	8,440,746
Brady Corp. Class A	592,418	10,444,329
Checkpoint Systems Inc.(a)	447,997	4,018,533
CTS Corp.	387,706	1,399,619
Cubic Corp.	178,945	4,532,677
Cymer Inc.(a)(b)	342,914	7,633,266
Daktronics Inc.	396,235	2,595,339
Dionex Corp.(a)	204,834	9,678,407
Electro Scientific Industries Inc.(a)	314,033	1,859,075
FARO Technologies Inc.(a)	193,771	2,604,282
FEI Co.(a)	430,316	6,639,776
II-VI Inc.(a)	280,221	4,814,197
Keithley Instruments Inc.	157,627	534,356
LoJack Corp.(a)	198,061	897,216
Methode Electronics Inc.	434,713	1,556,273
Park Electrochemical Corp.	236,704	4,090,245
Plexus Corp.(a)	453,962	6,273,755
Rogers Corp.(a)	181,181	3,420,697
Sonic Solutions Inc.(a)	305,125	366,150
Technitrol Inc.	468,876	801,778
TTM Technologies Inc.(a)(b)	492,888	2,858,750
Watts Water Technologies Inc. Class A	339,179	6,634,341

		108,982,582
ENERGY - ALTERNATE SOURCES – 0.05%
Headwaters Inc.(a)(b)	485,546	1,524,614

		1,524,614

ENGINEERING & CONSTRUCTION – 0.77%
EMCOR Group Inc.(a)	758,206	13,018,397
Insituform Technologies Inc. Class A(a)	444,759	6,956,031
Stanley Inc.(a)	154,862	3,931,946

		23,906,374
ENTERTAINMENT – 0.22%
Pinnacle Entertainment Inc.(a)	692,556	4,875,594
Shuffle Master Inc.(a)	619,732	1,778,631

		6,654,225
ENVIRONMENTAL CONTROL – 0.86%
Calgon Carbon Corp.(a)(b)	624,486	8,848,967
Darling International Inc.(a)	941,766	3,493,952
Tetra Tech Inc.(a)	695,146	14,167,076

		26,509,995
FOOD – 2.13%
Cal-Maine Foods Inc.(b)	146,046	3,269,970
Diamond Foods Inc.	189,058	5,280,390
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	347,097	1,843,085
Hain Celestial Group Inc.(a)	466,912	6,648,827
J&J Snack Foods Corp.	160,900	5,565,531
Lance Inc.	363,782	7,573,941
Nash Finch Co.	147,733	4,149,820
Sanderson Farms Inc.	202,094	7,588,630
Spartan Stores Inc.	257,419	3,966,827
TreeHouse Foods Inc.(a)	364,435	10,492,084
United Natural Foods Inc.(a)	496,020	9,409,499

		65,788,604
FOREST PRODUCTS & PAPER – 0.83%
Buckeye Technologies Inc.(a)	441,496	940,386
Clearwater Paper Corp.(a)	129,134	1,036,946
Deltic Timber Corp.	122,005	4,808,217
Neenah Paper Inc.	168,883	613,045
Rock-Tenn Co. Class A	441,646	11,946,524
Schweitzer-Mauduit International Inc.	176,792	3,263,580
Wausau Paper Corp.	561,337	2,952,633

		25,561,331
GAS – 3.53%
Atmos Energy Corp.	1,058,537	24,473,375
Laclede Group Inc. (The)	255,700	9,967,186
New Jersey Resources Corp.	488,857	16,611,361
Northwest Natural Gas Co.	306,130	13,292,165
Piedmont Natural Gas Co.	848,865	21,977,115
South Jersey Industries Inc.	343,527	12,023,445
Southwest Gas Corp.	513,330	10,815,863

		109,160,510

HAND & MACHINE TOOLS – 0.61%
Baldor Electric Co.	534,317	7,742,253
Regal Beloit Corp.	363,788	11,146,464

		18,888,717
HEALTH CARE - PRODUCTS – 3.73%
Abaxis Inc.(a)(b)	252,797	4,358,220
American Medical Systems Holdings Inc.(a)	851,260	9,491,549
CONMED Corp.(a)	335,351	4,832,408
Cooper Companies Inc. (The)	521,317	13,783,621
Cyberonics Inc.(a)	268,307	3,560,434
Haemonetics Corp.(a)	293,782	16,181,513
ICU Medical Inc.(a)	149,896	4,814,660
Invacare Corp.	371,217	5,950,609
Kensey Nash Corp.(a)	133,000	2,828,910
LCA-Vision Inc.(b)	212,806	619,265
Meridian Bioscience Inc.	466,692	8,456,459
Merit Medical Systems Inc.(a)	324,376	3,960,631
Natus Medical Inc.(a)	321,895	2,739,326
Osteotech Inc.(a)	204,624	714,138
Palomar Medical Technologies Inc.(a)	212,387	1,541,930
PSS World Medical Inc.(a)	699,259	10,034,367
SurModics Inc.(a)(b)	168,626	3,077,425
Symmetry Medical Inc.(a)	411,992	2,599,670
West Pharmaceutical Services Inc.	378,157	12,407,331
Zoll Medical Corp.(a)	243,882	3,502,146

		115,454,612
HEALTH CARE - SERVICES – 3.43%
Air Methods Corp.(a)	123,198	2,083,278
Almost Family Inc.(a)(b)	74,159	1,415,695
Amedisys Inc.(a)	314,898	8,656,546
AMERIGROUP Corp.(a)(b)	613,582	16,898,048
AmSurg Corp.(a)	363,103	5,755,183
Bio-Reference Laboratories Inc.(a)	134,006	2,802,065
Centene Corp.(a)	496,865	8,953,507
Gentiva Health Services Inc.(a)	332,755	5,057,876
Healthways Inc.(a)	389,156	3,412,898
LHC Group Inc.(a)(b)	170,571	3,800,322
Magellan Health Services Inc.(a)	422,990	15,413,756
MedCath Corp.(a)	225,249	1,637,560
Mednax Inc.(a)	527,717	15,551,820
Molina Healthcare Inc.(a)(b)	162,165	3,084,378
Odyssey Healthcare Inc.(a)	379,422	3,680,393
RehabCare Group Inc.(a)	212,788	3,711,023
Res-Care Inc.(a)	295,997	4,309,716

		106,224,064

HOME BUILDERS – 0.31%
M/I Homes Inc.(b)	163,149	1,140,412
Meritage Homes Corp.(a)(b)	356,824	4,074,930
Skyline Corp.	79,020	1,502,170
Standard-Pacific Corp.(a)(b)	1,078,683	949,241
Winnebago Industries Inc.(b)	336,981	1,789,369

		9,456,122
HOME FURNISHINGS – 0.26%
Audiovox Corp. Class A(a)	211,513	725,490
Ethan Allen Interiors Inc.(b)	332,513	3,744,096
La-Z-Boy Inc.(b)	587,263	734,079
Universal Electronics Inc.(a)	161,412	2,921,557

		8,125,222
HOUSEHOLD PRODUCTS & WARES – 0.79%
Central Garden & Pet Co. Class A(a)	817,312	6,146,186
Fossil Inc.(a)	515,044	8,086,191
Helen of Troy Ltd.(a)	348,016	4,785,220
Russ Berrie and Co. Inc.(a)	188,143	248,349
Standard Register Co. (The)	146,111	669,188
WD-40 Co.	190,607	4,601,253

		24,536,387
HOUSEWARES – 0.43%
National Presto Industries Inc.	55,522	3,387,397
Toro Co. (The)	413,598	10,000,800

		13,388,197
INSURANCE – 3.37%
American Physicians Capital Inc.	87,307	3,572,602
Amerisafe Inc.(a)	218,182	3,342,548
Delphi Financial Group Inc. Class A	478,123	6,435,536
eHealth Inc.(a)	290,403	4,649,352
Infinity Property and Casualty Corp.	162,792	5,523,533
Navigators Group Inc. (The)(a)	154,010	7,266,192
Presidential Life Corp.	248,038	1,932,216
ProAssurance Corp.(a)	385,201	17,958,071
RLI Corp.	206,082	10,345,316
Safety Insurance Group Inc.	188,412	5,855,845
Selective Insurance Group Inc.	608,796	7,402,959
Stewart Information Services Corp.	210,016	4,095,312
Tower Group Inc.	403,438	9,936,678
United Fire & Casualty Co.	258,655	5,680,064
Zenith National Insurance Corp.	431,158	10,395,219

		104,391,443
INTERNET – 2.24%
Blue Coat Systems Inc.(a)(b)	450,753	5,413,544

Blue Nile Inc.(a)(b)	167,480	5,049,522
comScore Inc.(a)	212,218	2,565,716
CyberSource Corp.(a)	796,928	11,802,504
DealerTrack Holdings Inc.(a)	460,145	6,027,900
eResearch Technology Inc.(a)	504,462	2,653,470
InfoSpace Inc.(a)	401,845	2,089,594
j2 Global Communications Inc.(a)(b)	507,653	11,112,524
Knot Inc. (The)(a)	331,121	2,715,192
NutriSystem Inc.(b)	353,887	5,049,967
PCTEL Inc.	212,241	912,636
Perficient Inc.(a)	372,392	2,010,917
Stamps.com Inc.(a)	160,804	1,559,799
United Online Inc.	946,258	4,220,311
Websense Inc.(a)	519,876	6,238,512

		69,422,108
IRON & STEEL – 0.10%
Gibraltar Industries Inc.	310,015	1,463,271
Olympic Steel Inc.	103,595	1,571,536

		3,034,807
LEISURE TIME – 0.88%
Arctic Cat Inc.	137,102	525,101
Brunswick Corp.	1,015,403	3,503,140
Interval Leisure Group Inc.(a)	454,197	2,407,244
Multimedia Games Inc.(a)	268,720	577,748
Nautilus Inc.(a)	250,308	157,694
Polaris Industries Inc.(b)	375,222	8,044,760
WMS Industries Inc.(a)(b)	569,777	11,914,037

		27,129,724
LODGING – 0.09%
Marcus Corp.	242,958	2,065,143
Monarch Casino & Resort Inc.(a)	130,539	673,581

		2,738,724
MACHINERY – 2.05%
Albany International Corp. Class A	309,315	2,799,301
Applied Industrial Technologies Inc.	419,464	7,076,358
Astec Industries Inc.(a)	228,819	6,001,922
Briggs & Stratton Corp.	575,415	9,494,348
Cascade Corp.	97,253	1,714,570
Cognex Corp.	458,406	6,119,720
Gardner Denver Inc.(a)	598,506	13,011,520
Gerber Scientific Inc.(a)	274,718	656,576
Intermec Inc.(a)	559,722	5,821,109
Intevac Inc.(a)	254,577	1,326,346
Lindsay Corp.(b)	141,782	3,828,114
Robbins & Myers Inc.	378,749	5,745,622

		63,595,506

MANUFACTURING – 2.69%
A.O. Smith Corp.	261,746	6,590,764
Actuant Corp. Class A	651,441	6,729,386
Acuity Brands Inc.	466,910	10,524,151
AZZ Inc.(a)	145,554	3,841,170
Barnes Group Inc.	484,254	5,176,675
Ceradyne Inc.(a)	298,907	5,419,184
CLARCOR Inc.	587,623	14,802,223
EnPro Industries Inc.(a)	234,599	4,011,643
ESCO Technologies Inc.(a)	302,388	11,702,416
Griffon Corp.(a)	560,348	4,202,610
Lydall Inc.(a)	189,280	562,162
Myers Industries Inc.	323,870	1,988,562
Standex International Corp.	143,809	1,323,043
Sturm, Ruger & Co. Inc.(a)(b)	220,031	2,712,982
Tredegar Corp.	223,590	3,651,225

		83,238,196
MEDIA – 0.02%
E.W. Scripps Co. (The) Class A	338,964	457,601

		457,601
METAL FABRICATE & HARDWARE – 1.19%
A.M. Castle & Co.	190,244	1,696,976
CIRCOR International Inc.	195,284	4,397,796
Kaydon Corp.	388,552	10,619,126
Lawson Products Inc.	47,761	581,251
Mueller Industries Inc.	429,064	9,306,398
Valmont Industries Inc.	202,979	10,191,576

		36,793,123
MINING – 0.37%
AMCOL International Corp.	260,374	3,863,950
Brush Engineered Materials Inc.(a)	232,301	3,222,015
Century Aluminum Co.(a)	632,970	1,335,567
RTI International Metals Inc.(a)(b)	266,312	3,115,850

		11,537,382
MISCELLANEOUS - MANUFACTURING – 0.11%
John Bean Technologies Corp.	318,931	3,336,018

		3,336,018
OFFICE FURNISHINGS – 0.06%
Interface Inc. Class A	653,208	1,953,092

		1,953,092

OIL & GAS – 1.44%
Atwood Oceanics Inc.(a)	645,088	10,702,010
Holly Corp.	474,371	10,056,665
Penn Virginia Corp.	482,995	5,303,285
Petroleum Development Corp.(a)	170,917	2,018,530
PetroQuest Energy Inc.(a)(b)	498,223	1,195,735
Pioneer Drilling Co.(a)	575,603	1,887,978
St. Mary Land & Exploration Co.	719,744	9,522,213
Stone Energy Corp.(a)(b)	406,160	1,352,513
Swift Energy Co.(a)(b)	358,924	2,620,145

		44,659,074
OIL & GAS SERVICES – 2.07%
Basic Energy Services Inc.(a)	260,213	1,683,578
CARBO Ceramics Inc.	226,881	6,452,496
Dril-Quip Inc.(a)	347,104	10,656,093
Gulf Island Fabrication Inc.	164,046	1,314,008
Hornbeck Offshore Services Inc.(a)	268,452	4,091,208
ION Geophysical Corp.(a)	1,043,818	1,628,356
Lufkin Industries Inc.	171,673	6,502,973
Matrix Service Co.(a)	286,842	2,357,841
NATCO Group Inc. Class A(a)	230,749	4,368,079
Oil States International Inc.(a)	571,825	7,673,892
SEACOR Holdings Inc.(a)(b)	231,288	13,486,403
Superior Well Services Inc.(a)	189,719	973,258
Tetra Technologies Inc.(a)	870,900	2,830,425

		64,018,610
PHARMACEUTICALS – 1.66%
Catalyst Health Solutions Inc.(a)	444,244	8,804,916
Cubist Pharmaceuticals Inc.(a)(b)	664,769	10,875,621
Mannatech Inc.(b)	177,833	592,184
Neogen Corp.(a)	169,990	3,710,882
Noven Pharmaceuticals Inc.(a)	288,632	2,736,231
Par Pharmaceutical Companies Inc.(a)	403,143	3,817,764
PetMed Express Inc.(a)(b)	269,575	4,442,596
PharMerica Corp.(a)	351,676	5,851,889
Salix Pharmaceuticals Ltd.(a)	555,470	5,276,965
Theragenics Corp.(a)	383,294	467,619
ViroPharma Inc.(a)	891,764	4,681,761

		51,258,428
REAL ESTATE – 0.10%
Forestar Group Inc.(a)(b)	413,769	3,165,333

		3,165,333
REAL ESTATE INVESTMENT TRUSTS – 5.22%
Acadia Realty Trust	392,296	4,162,261
BioMed Realty Trust Inc.	938,009	6,350,321
Cedar Shopping Centers Inc.	511,072	889,265

Colonial Properties Trust	564,408	2,150,394
DiamondRock Hospitality Co.	1,041,122	4,174,899
EastGroup Properties Inc.	289,558	8,127,893
Entertainment Properties Trust(b)	401,182	6,322,628
Extra Space Storage Inc.	991,498	5,463,154
Franklin Street Properties Corp.	683,909	8,412,081
Home Properties Inc.(b)	379,556	11,633,391
Inland Real Estate Corp.(b)	670,191	4,751,654
Kilroy Realty Corp.(b)	382,042	6,567,302
Kite Realty Group Trust	390,827	957,526
LaSalle Hotel Properties(b)	472,070	2,756,889
Lexington Realty Trust	909,994	2,165,786
LTC Properties Inc.	267,073	4,684,460
Medical Properties Trust Inc.(b)	879,499	3,210,171
Mid-America Apartment Communities Inc.	326,058	10,052,368
National Retail Properties Inc.	912,678	14,456,820
Parkway Properties Inc.	178,029	1,833,699
Pennsylvania Real Estate Investment Trust(b)	458,543	1,627,828
Post Properties Inc.	510,419	5,175,649
PS Business Parks Inc.	172,543	6,358,210
Senior Housing Properties Trust	1,390,798	19,498,988
Sovran Self Storage Inc.	253,833	5,096,967
Tanger Factory Outlet Centers Inc.(b)	365,821	11,289,236
Urstadt Biddle Properties Inc. Class A	246,368	3,306,259

		161,476,099
RETAIL – 7.93%
Big 5 Sporting Goods Corp.	246,943	1,449,555
Brown Shoe Co. Inc.	486,202	1,823,258
Buckle Inc. (The)	271,636	8,673,338
Buffalo Wild Wings Inc.(a)(b)	206,625	7,558,343
Cabela’s Inc.(a)(b)	454,972	4,144,795
California Pizza Kitchen Inc.(a)	279,216	3,652,145
Casey’s General Stores Inc.	587,115	15,652,486
Cash America International Inc.	341,250	5,343,975
Cato Corp. (The) Class A	339,473	6,205,566
CEC Entertainment Inc.(a)	263,054	6,807,838
Charlotte Russe Holding Inc.(a)	244,036	1,988,893
Children’s Place Retail Stores Inc. (The)(a)(b)	278,293	6,091,834
Christopher & Banks Corp.	410,731	1,679,890
CKE Restaurants Inc.	631,283	5,302,777
Cracker Barrel Old Country Store Inc.	258,689	7,408,853
DineEquity Inc.(b)	177,250	2,102,185
Dress Barn Inc.(a)	519,986	6,390,628
Finish Line Inc. (The) Class A	635,210	4,205,090
First Cash Financial Services Inc.(a)	297,302	4,435,746
Fred’s Inc.	461,431	5,204,942
Genesco Inc.(a)(b)	222,585	4,191,276
Group 1 Automotive Inc.(b)	277,352	3,874,607

Haverty Furniture Companies Inc.	213,589	2,249,092
Hibbett Sports Inc.(a)	329,561	6,334,162
Hot Topic Inc.(a)	506,075	5,662,979
HSN Inc.(a)	452,098	2,323,784
Insight Enterprises Inc.(a)	523,664	1,602,412
Jack in the Box Inc.(a)	656,979	15,301,041
Jo-Ann Stores Inc.(a)	298,811	4,882,572
Jos. A. Bank Clothiers Inc.(a)(b)	210,833	5,863,266
Landry’s Restaurants Inc.(b)	144,819	755,955
Lithia Motors Inc. Class A(b)	190,248	428,058
MarineMax Inc.(a)	207,219	406,149
Men’s Wearhouse Inc. (The)	597,859	9,051,585
Movado Group Inc.	207,771	1,566,593
O’Charley’s Inc.	242,843	730,957
OfficeMax Inc.	882,226	2,752,545
P.F. Chang’s China Bistro Inc.(a) (b)	278,715	6,376,999
Papa John’s International Inc.(a)	247,856	5,668,467
Pep Boys - Manny, Moe & Jack (The)	492,700	2,172,807
Red Robin Gourmet Burgers Inc.(a)(b)	179,504	3,164,656
Ruby Tuesday Inc.(a)	606,621	1,771,333
Ruth’s Hospitality Group Inc.(a)	216,727	262,240
School Specialty Inc.(a)(b)	185,136	3,256,542
Sonic Automotive Inc.(b)	324,015	518,424
Sonic Corp.(a)(b)	700,348	7,017,487
Stage Stores Inc.	439,935	4,434,545
Steak n Shake Co. (The)(a)(b)	333,036	2,521,083
Stein Mart Inc.(a)	290,434	839,354
Texas Roadhouse Inc. Class A(a)(b)	585,972	5,584,313
Tractor Supply Co.(a)(b)	365,939	13,195,760
Tuesday Morning Corp.(a)	350,882	445,620
Tween Brands Inc.(a)	283,000	605,620
World Fuel Services Corp.	339,010	10,722,886
Zale Corp.(a)(b)	362,444	706,766
Zumiez Inc.(a)(b)	232,542	2,255,657

		245,619,729
SAVINGS & LOANS – 0.36%
Brookline Bancorp Inc.	674,314	6,405,983
Dime Community Bancshares Inc.	304,961	2,860,534
Flagstar Bancorp Inc.(a)(b)	666,727	500,045
Guaranty Financial Group Inc.(a)(b)	1,251,256	1,313,819

		11,080,381
SEMICONDUCTORS – 4.14%
Actel Corp.(a)	298,640	3,022,237
ATMI Inc.(a)	362,659	5,595,828
Brooks Automation Inc.(a)	736,036	3,393,126
Cabot Microelectronics Corp.(a)	270,429	6,498,409
Cohu Inc.	270,619	1,948,457

Cypress Semiconductor Corp.(a)(b)	1,594,011	10,791,454
Diodes Inc.(a)(b)	376,682	3,996,596
DSP Group Inc.(a)	309,598	1,337,463
Exar Corp.(a)	497,246	3,102,815
Hittite Microwave Corp.(a)	218,596	6,820,195
Kopin Corp.(a)	788,765	1,829,935
Kulicke and Soffa Industries Inc.(a)	709,687	1,859,380
Micrel Inc.	527,171	3,711,284
Microsemi Corp.(a)	936,752	10,866,323
MKS Instruments Inc.(a)	572,350	8,396,375
Pericom Semiconductor Corp.(a)	291,646	2,131,932
Rudolph Technologies Inc.(a)	357,774	1,084,055
Skyworks Solutions Inc.(a)	1,911,565	15,407,214
Standard Microsystems Corp.(a)	253,583	4,716,644
Supertex Inc.(a)	148,819	3,437,719
TriQuint Semiconductor Inc.(a)	1,705,552	4,212,713
Ultratech Inc.(a)	272,061	3,398,042
Varian Semiconductor Equipment Associates Inc.(a)	843,690	18,274,325
Veeco Instruments Inc.(a)	373,728	2,492,766

		128,325,287
SOFTWARE – 4.03%
Avid Technology Inc.(a)	352,104	3,218,231
Blackbaud Inc.	506,315	5,878,317
CommVault Systems Inc.(a)	478,791	5,252,337
Computer Programs and Systems Inc.	108,061	3,595,189
Concur Technologies Inc.(a)(b)	486,984	9,345,223
CSG Systems International Inc.(a)	405,899	5,796,238
Digi International Inc.(a)	289,476	2,220,281
Ebix Inc.(a)	102,814	2,554,928
Eclipsys Corp.(a)(b)	648,916	6,580,008
Epicor Software Corp.(a)	689,270	2,626,119
EPIQ Systems Inc.(a)	412,213	7,432,200
Informatica Corp.(a)	1,007,020	13,353,085
JDA Software Group Inc.(a)	316,501	3,655,587
Omnicell Inc.(a)	362,686	2,836,205
Phase Forward Inc.(a)	495,424	6,336,473
Phoenix Technologies Ltd.(a)	338,286	548,023
Progress Software Corp.(a)	461,265	8,007,560
Quality Systems Inc.(b)	209,749	9,491,142
Smith Micro Software Inc.(a)	324,487	1,697,067
SPSS Inc.(a)	210,413	5,982,042
SYNNEX Corp.(a)(b)	219,671	4,320,929
Take-Two Interactive Software Inc.	895,813	7,480,039
Taleo Corp. Class A(a)	354,222	4,186,904
THQ Inc.(a)	770,880	2,343,475

		124,737,602

STORAGE & WAREHOUSING – 0.15%
Mobile Mini Inc.(a)	409,764	4,720,481

		4,720,481
TELECOMMUNICATIONS – 3.02%
Adaptec Inc.(a)	1,410,887	3,386,129
Anixter International Inc.(a)	344,928	10,927,319
Applied Signal Technology Inc.	150,348	3,041,540
ARRIS Group Inc.(a)	1,421,775	10,478,482
Black Box Corp.	202,639	4,784,307
Comtech Telecommunications Corp.(a)	325,239	8,056,170
EMS Technologies Inc.(a)	175,713	3,067,949
FairPoint Communications Inc.(b)	1,022,311	797,403
General Communication Inc. Class A(a)	509,356	3,402,498
Harmonic Inc.(a)	1,101,705	7,161,083
Iowa Telecommunications Services Inc.	369,069	4,229,531
NETGEAR Inc.(a)	398,215	4,798,491
Network Equipment Technologies Inc.(a)	337,317	1,194,102
Neutral Tandem Inc.(a)	205,101	5,047,536
Newport Corp.(a)	413,665	1,828,399
Novatel Wireless Inc.(a)(b)	351,064	1,972,980
Symmetricom Inc.(a)	506,881	1,774,084
Tekelec(a)	765,292	10,124,813
Tollgrade Communications Inc.(a)	154,988	898,930
Viasat Inc.(a)	314,558	6,549,098

		93,520,844
TEXTILES – 0.28%
G&K Services Inc. Class A	213,123	4,030,156
UniFirst Corp.	165,336	4,602,954

		8,633,110
TOYS, GAMES & HOBBIES – 0.16%
JAKKS Pacific Inc.(a)(b)	322,984	3,988,852
RC2 Corp.(a)	198,706	1,047,181

		5,036,033
TRANSPORTATION – 2.22%
Arkansas Best Corp.	291,890	5,551,748
Bristow Group Inc.(a)(b)	336,201	7,204,787
Forward Air Corp.	334,321	5,426,030
Heartland Express Inc.	619,161	9,169,774
Hub Group Inc. Class A(a)	437,489	7,437,313
Kirby Corp.(a)	621,180	16,548,235
Knight Transportation Inc.(b)	655,066	9,930,801
Old Dominion Freight Line Inc.(a)(b)	318,725	7,486,850

		68,755,538

WATER – 0.23%
American States Water Co.	199,717	7,253,721

		7,253,721

TOTAL COMMON STOCKS
(Cost: $5,754,948,405)		3,088,895,845

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.86%

MONEY MARKET FUNDS – 10.86%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	280,343,397	280,343,397
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	44,757,134	44,757,134
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	11,281,371	11,281,371

		336,381,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,381,902)		336,381,902

TOTAL INVESTMENTS IN SECURITIES – 110.63%
(Cost: $6,091,330,307)		3,425,277,747
Other Assets, Less Liabilities – (10.63)%		(329,150,638)

NET ASSETS – 100.00%		$3,096,127,109

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.20%
inVentiv Health Inc.(a)	208,351	$1,700,144

		1,700,144
AEROSPACE & DEFENSE – 3.31%
AAR Corp.(a)(b)	241,300	3,025,902
AeroVironment Inc.(a)	97,255	2,032,629
Curtiss-Wright Corp.	282,621	7,927,519
Esterline Technologies Corp.(a)	87,238	1,761,335
Moog Inc. Class A(a)	133,074	3,043,402
Orbital Sciences Corp.(a)	359,400	4,273,266
Teledyne Technologies Inc.(a)	225,138	6,006,682

		28,070,735
AIRLINES – 0.52%
SkyWest Inc.	356,021	4,428,901

		4,428,901
APPAREL – 2.91%
Carter’s Inc.(a)	352,234	6,625,522
Crocs Inc.(a)(b)	517,773	616,150
Deckers Outdoor Corp.(a)(b)	81,800	4,338,672
Gymboree Corp.(a)	181,405	3,872,997
Iconix Brand Group Inc.(a)	181,474	1,606,045
K-Swiss Inc. Class A	167,090	1,426,949
Maidenform Brands Inc.(a)	117,079	1,072,444
True Religion Apparel Inc.(a)(b)	114,568	1,353,048
Volcom Inc.(a)(b)	98,867	959,010
Wolverine World Wide Inc.	182,486	2,843,132

		24,713,969
AUTO PARTS & EQUIPMENT – 0.07%
ATC Technology Corp.(a)	51,871	580,955

		580,955
BANKS – 3.68%
Cascade Bancorp(b)	175,386	285,879
East West Bancorp Inc.	398,546	1,821,355
First BanCorp (Puerto Rico)	255,045	1,086,492
First Financial Bankshares Inc.	64,986	3,130,376
Glacier Bancorp Inc.	207,496	3,259,762
Hancock Holding Co.	75,978	2,376,592
Hanmi Financial Corp.	104,442	135,775
Home Bancshares Inc.	52,335	1,045,130
Independent Bank Corp. (Massachusetts)	36,489	538,213
Nara Bancorp Inc.	139,159	409,127
NBT Bancorp Inc.	87,791	1,899,797

PrivateBancorp Inc.(b)	172,196	2,489,954
Prosperity Bancshares Inc.	128,149	3,504,875
S&T Bancorp Inc.	38,122	808,568
Signature Bank(a)	220,290	6,218,787
Tompkins Financial Corp.	8,761	376,723
UCBH Holdings Inc.(b)	386,857	584,154
United Community Banks Inc.(b)	146,222	608,284
Wilshire Bancorp Inc.	120,853	623,601

		31,203,444
BEVERAGES – 0.88%
Boston Beer Co. Inc. Class A(a)	63,150	1,317,309
Green Mountain Coffee Roasters Inc.(a)(b)	111,200	5,337,600
Peet’s Coffee & Tea Inc.(a)	35,889	775,920

		7,430,829
BIOTECHNOLOGY – 1.25%
ArQule Inc.(a)	54,909	227,323
Cambrex Corp.(a)	118,396	269,943
CryoLife Inc.(a)	48,631	251,909
Enzo Biochem Inc.(a)	58,880	236,698
Integra LifeSciences Holdings Corp.(a)	124,826	3,086,947
Martek Biosciences Corp.	207,133	3,780,177
Regeneron Pharmaceuticals Inc.(a)	161,799	2,242,534
Savient Pharmaceuticals Inc.(a)	94,539	467,968

		10,563,499
BUILDING MATERIALS – 1.40%
Drew Industries Inc.(a)	120,468	1,045,662
Eagle Materials Inc.	272,239	6,601,796
Simpson Manufacturing Co. Inc.(b)	234,028	4,217,185

		11,864,643
CHEMICALS – 0.85%
American Vanguard Corp.	96,830	1,249,107
Balchem Corp.	113,706	2,857,432
NewMarket Corp.	54,606	2,419,046
Zep Inc.	70,253	718,688

		7,244,273
COMMERCIAL SERVICES – 6.95%
Aaron Rents Inc.	224,687	5,990,155
American Public Education Inc.(a)	72,878	3,065,249
AMN Healthcare Services Inc.(a)	134,000	683,400
Arbitron Inc.	74,148	1,112,961
Bankrate Inc.(a)(b)	87,009	2,170,875
Capella Education Co.(a)	88,549	4,693,097
Chemed Corp.	140,811	5,477,548
Coinstar Inc.(a)	185,942	6,091,460
CorVel Corp.(a)	28,670	579,707

Forrester Research Inc.(a)	57,291	1,177,903
GEO Group Inc. (The)(a)	319,497	4,233,335
Healthcare Services Group Inc.	125,866	1,884,214
HealthSpring Inc.(a)	170,377	1,426,055
Heartland Payment Systems Inc.	152,410	1,007,430
Heidrick & Struggles International Inc.	70,514	1,250,918
HMS Holdings Corp.(a)	79,668	2,621,077
Kendle International Inc.(a)(b)	51,694	1,083,506
Landauer Inc.	40,184	2,036,525
PAREXEL International Corp.(a)	151,006	1,469,288
Pre-Paid Legal Services Inc.(a)	46,573	1,352,014
Ticketmaster Entertainment Inc.(a)	143,574	529,788
TrueBlue Inc.(a)	151,734	1,251,805
Universal Technical Institute Inc.(a)	134,359	1,612,308
Viad Corp.	127,495	1,800,229
Wright Express Corp.(a)	239,073	4,355,910

		58,956,757
COMPUTERS – 3.93%
CACI International Inc. Class A(a)	187,077	6,826,440
Catapult Communications Corp.(a)	18,122	126,310
Integral Systems Inc.(a)	108,057	929,290
Manhattan Associates Inc.(a)	83,812	1,451,624
MICROS Systems Inc.(a)	502,497	9,421,819
MTS Systems Corp.	55,864	1,270,906
Radiant Systems Inc.(a)	97,667	430,711
Stratasys Inc.(a)(b)	126,420	1,045,493
Sykes Enterprises Inc.(a)	208,809	3,472,494
Synaptics Inc.(a)(b)	212,770	5,693,725
Tyler Technologies Inc.(a)(b)	181,270	2,651,980

		33,320,792
COSMETICS & PERSONAL CARE – 0.80%
Chattem Inc.(a)(b)	121,791	6,826,386

		6,826,386
DISTRIBUTION & WHOLESALE – 1.08%
MWI Veterinary Supply Inc.(a)	46,815	1,333,291
Pool Corp.(b)	301,711	4,042,927
ScanSource Inc.(a)	105,768	1,965,169
United Stationers Inc.(a)	63,639	1,786,983

		9,128,370
DIVERSIFIED FINANCIAL SERVICES – 3.56%
Greenhill & Co. Inc.(b)	115,084	8,498,953
Investment Technology Group Inc.(a)	154,311	3,938,017
LaBranche & Co. Inc.(a)	114,652	428,798
optionsXpress Holdings Inc.	261,933	2,978,178
Portfolio Recovery Associates Inc.(a)(b)	95,772	2,570,520
Stifel Financial Corp.(a)	168,993	7,319,087

SWS Group Inc.	92,295	1,433,341
TradeStation Group Inc.(a)	199,291	1,315,321
World Acceptance Corp.(a)(b)	100,861	1,724,723

		30,206,938
ELECTRIC – 0.19%
El Paso Electric Co.(a)	115,179	1,622,872

		1,622,872
ELECTRICAL COMPONENTS & EQUIPMENT – 0.25%
Greatbatch Inc.(a)(b)	67,584	1,307,750
Littelfuse Inc.(a)	71,855	789,686

		2,097,436
ELECTRONICS – 4.65%
American Science and Engineering Inc.	56,891	3,174,518
Axsys Technologies Inc.(a)	57,784	2,429,239
Bel Fuse Inc. Class B	72,338	972,223
Benchmark Electronics Inc.(a)	215,948	2,418,618
Brady Corp. Class A	199,926	3,524,695
Cubic Corp.	46,409	1,175,540
Cymer Inc.(a)	185,337	4,125,602
Daktronics Inc.	212,609	1,392,589
Dionex Corp.(a)	111,189	5,253,680
Electro Scientific Industries Inc.(a)	168,355	996,662
FARO Technologies Inc.(a)	104,691	1,407,047
FEI Co.(a)	81,100	1,251,373
II-VI Inc.(a)	151,240	2,598,303
LoJack Corp.(a)	71,633	324,497
Park Electrochemical Corp.	128,003	2,211,892
Plexus Corp.(a)	245,940	3,398,891
Rogers Corp.(a)	58,399	1,102,573
Sonic Solutions Inc.(a)	100,912	121,094
TTM Technologies Inc.(a)	267,172	1,549,598

		39,428,634
ENERGY - ALTERNATE SOURCES – 0.10%
Headwaters Inc.(a)	265,995	835,224

		835,224
ENGINEERING & CONSTRUCTION – 0.42%
Insituform Technologies Inc. Class A(a)	91,233	1,426,884
Stanley Inc.(a)	83,947	2,131,414

		3,558,298
ENTERTAINMENT – 0.28%
Pinnacle Entertainment Inc.(a)	197,948	1,393,554
Shuffle Master Inc.(a)	347,049	996,031

		2,389,585

ENVIRONMENTAL CONTROL – 0.72%
Calgon Carbon Corp.(a)	117,825	1,669,580
Darling International Inc.(a)	509,752	1,891,180
Tetra Tech Inc.(a)	124,045	2,528,037

		6,088,797
FOOD – 2.02%
Cal-Maine Foods Inc.	41,754	934,872
Diamond Foods Inc.	102,299	2,857,211
Hain Celestial Group Inc.(a)	121,608	1,731,698
J&J Snack Foods Corp.	39,924	1,380,971
Sanderson Farms Inc.	57,865	2,172,831
Spartan Stores Inc.	138,664	2,136,812
TreeHouse Foods Inc.(a)	96,588	2,780,769
United Natural Foods Inc.(a)	166,310	3,154,901

		17,150,065
FOREST PRODUCTS & PAPER – 0.34%
Clearwater Paper Corp.(a)	40,984	329,102
Deltic Timber Corp.	65,787	2,592,666

		2,921,768
GAS – 0.99%
Laclede Group Inc. (The)	76,050	2,964,429
Piedmont Natural Gas Co.	211,267	5,469,703

		8,434,132
HAND & MACHINE TOOLS – 0.41%
Regal Beloit Corp.	112,862	3,458,092

		3,458,092
HEALTH CARE - PRODUCTS – 4.47%
Abaxis Inc.(a)	136,853	2,359,346
American Medical Systems Holdings Inc.(a)	225,531	2,514,671
CONMED Corp.(a)	72,488	1,044,552
Cooper Companies Inc. (The)	140,989	3,727,749
Cyberonics Inc.(a)	49,252	653,574
Haemonetics Corp.(a)	82,643	4,551,976
ICU Medical Inc.(a)	80,965	2,600,596
Kensey Nash Corp.(a)	36,269	771,442
LCA-Vision Inc.(b)	115,816	337,025
Meridian Bioscience Inc.	252,462	4,574,611
Merit Medical Systems Inc.(a)	96,073	1,173,051
Natus Medical Inc.(a)	174,214	1,482,561
Palomar Medical Technologies Inc.(a)	115,083	835,503
PSS World Medical Inc.(a)	200,418	2,875,998
SurModics Inc.(a)(b)	92,862	1,694,731
Symmetry Medical Inc.(a)	223,583	1,410,809
West Pharmaceutical Services Inc.	135,019	4,429,973
Zoll Medical Corp.(a)	60,550	869,498

		37,907,666

HEALTH CARE - SERVICES – 4.27%
Air Methods Corp.(a)	66,610	1,126,375
Almost Family Inc.(a)(b)	26,522	506,305
Amedisys Inc.(a)(b)	170,288	4,681,217
AmSurg Corp.(a)	196,651	3,116,918
Bio-Reference Laboratories Inc.(a)	54,235	1,134,054
Gentiva Health Services Inc.(a)	82,566	1,255,003
Healthways Inc.(a)	210,407	1,845,269
LHC Group Inc.(a)(b)	92,339	2,057,313
Magellan Health Services Inc.(a)	229,157	8,350,481
Mednax Inc.(a)	285,575	8,415,895
Molina Healthcare Inc.(a)	87,189	1,658,335
Odyssey Healthcare Inc.(a)	92,149	893,845
Res-Care Inc.(a)	78,240	1,139,174

		36,180,184
HOME BUILDERS – 0.32%
Meritage Homes Corp.(a)(b)	192,794	2,201,707
Winnebago Industries Inc.	101,653	539,777

		2,741,484
HOME FURNISHINGS – 0.11%
Universal Electronics Inc.(a)	53,186	962,667

		962,667
HOUSEHOLD PRODUCTS & WARES – 0.74%
Fossil Inc.(a)	278,631	4,374,507
Helen of Troy Ltd.(a)	48,828	671,385
WD-40 Co.	52,396	1,264,839

		6,310,731
HOUSEWARES – 0.64%
Toro Co. (The)	223,779	5,410,976

		5,410,976
INSURANCE – 3.09%
American Physicians Capital Inc.	48,163	1,970,830
Amerisafe Inc.(a)	117,987	1,807,561
eHealth Inc.(a)	156,797	2,510,320
Infinity Property and Casualty Corp.	43,685	1,482,232
Navigators Group Inc. (The)(a)	39,908	1,882,859
ProAssurance Corp.(a)	121,274	5,653,794
RLI Corp.	64,645	3,245,179
Selective Insurance Group Inc.	164,307	1,997,973
Tower Group Inc.	97,019	2,389,578
Zenith National Insurance Corp.	135,254	3,260,974

		26,201,300

INTERNET – 3.96%
Blue Coat Systems Inc.(a)	99,995	1,200,940
Blue Nile Inc.(a)(b)	48,720	1,468,908
comScore Inc.(a)	55,068	665,772
CyberSource Corp.(a)	432,026	6,398,305
DealerTrack Holdings Inc.(a)	248,872	3,260,223
eResearch Technology Inc.(a)	272,060	1,431,036
InfoSpace Inc.(a)	217,888	1,133,018
j2 Global Communications Inc.(a)(b)	274,662	6,012,351
Knot Inc. (The)(a)	179,390	1,470,998
NutriSystem Inc.	191,184	2,728,196
PCTEL Inc.	42,203	181,473
Perficient Inc.(a)	201,974	1,090,660
Stamps.com Inc.(a)	86,470	838,759
United Online Inc.	513,021	2,288,074
Websense Inc.(a)	281,178	3,374,136

		33,542,849
IRON & STEEL – 0.06%
Olympic Steel Inc.	36,062	547,061

		547,061
LEISURE TIME – 1.16%
Interval Leisure Group Inc.(a)	124,872	661,822
Polaris Industries Inc.(b)	125,802	2,697,195
WMS Industries Inc.(a)(b)	308,776	6,456,506

		9,815,523
LODGING – 0.04%
Monarch Casino & Resort Inc.(a)	71,473	368,801

		368,801
MACHINERY – 1.81%
Astec Industries Inc.(a)	123,755	3,246,094
Cascade Corp.	29,495	519,997
Cognex Corp.	118,947	1,587,942
Gardner Denver Inc.(a)	323,856	7,040,629
Intermec Inc.(a)	106,608	1,108,723
Intevac Inc.(a)	135,678	706,882
Lindsay Corp.(b)	42,059	1,135,593

		15,345,860
MANUFACTURING – 2.16%
Actuant Corp. Class A	352,324	3,639,507
Acuity Brands Inc.	131,308	2,959,682
AZZ Inc.(a)	41,630	1,098,616
Ceradyne Inc.(a)	161,400	2,926,182
CLARCOR Inc.	168,477	4,243,936
ESCO Technologies Inc.(a)	75,284	2,913,491
Sturm, Ruger & Co. Inc.(a)	42,433	523,199

		18,304,613

METAL FABRICATE & HARDWARE – 1.55%
A.M. Castle & Co.	103,091	919,572
CIRCOR International Inc.	42,211	950,592
Kaydon Corp.	120,548	3,294,577
Mueller Industries Inc.	232,131	5,034,921
Valmont Industries Inc.	58,179	2,921,168

		13,120,830
MINING – 0.47%
AMCOL International Corp.	91,309	1,355,026
Brush Engineered Materials Inc.(a)	126,364	1,752,669
RTI International Metals Inc.(a)(b)	71,747	839,440

		3,947,135
OIL & GAS – 2.31%
Atwood Oceanics Inc.(a)	198,890	3,299,585
Holly Corp.	192,428	4,079,474
Penn Virginia Corp.	261,571	2,872,050
Petroleum Development Corp.(a)	92,526	1,092,732
PetroQuest Energy Inc.(a)	269,254	646,210
Pioneer Drilling Co.(a)	311,229	1,020,831
St. Mary Land & Exploration Co.	389,420	5,152,027
Swift Energy Co.(a)(b)	192,478	1,405,089

		19,567,998
OIL & GAS SERVICES – 3.86%
Basic Energy Services Inc.(a)	145,289	940,020
CARBO Ceramics Inc.	123,601	3,515,212
Dril-Quip Inc.(a)	187,806	5,765,644
Hornbeck Offshore Services Inc.(a)	145,121	2,211,644
ION Geophysical Corp.(a)	558,392	871,092
Lufkin Industries Inc.	92,856	3,517,385
NATCO Group Inc. Class A(a)	125,614	2,377,873
Oil States International Inc.(a)	310,111	4,161,690
SEACOR Holdings Inc.(a)(b)	125,157	7,297,905
Superior Well Services Inc.(a)	103,252	529,683
Tetra Technologies Inc.(a)	469,874	1,527,090

		32,715,238
PHARMACEUTICALS – 2.72%
Catalyst Health Solutions Inc.(a)	240,334	4,763,420
Cubist Pharmaceuticals Inc.(a)	359,679	5,884,348
Mannatech Inc.(b)	97,966	326,227
Neogen Corp.(a)	53,185	1,161,029
Noven Pharmaceuticals Inc.(a)	63,649	603,393
Par Pharmaceutical Companies Inc.(a)	91,489	866,401
PetMed Express Inc.(a)	146,549	2,415,128
PharMerica Corp.(a)	98,646	1,641,469

Salix Pharmaceuticals Ltd.(a)	300,416	2,853,952
ViroPharma Inc.(a)	490,051	2,572,768

		23,088,135
REAL ESTATE INVESTMENT TRUSTS – 0.21%
LaSalle Hotel Properties	140,991	823,387
Medical Properties Trust Inc.	269,000	981,850

		1,805,237
RETAIL – 8.06%
Buckle Inc. (The)	72,056	2,300,748
Buffalo Wild Wings Inc.(a)(b)	45,784	1,674,779
California Pizza Kitchen Inc.(a)	73,696	963,944
Casey’s General Stores Inc.	184,230	4,911,572
Cash America International Inc.	106,891	1,673,913
CEC Entertainment Inc.(a)	142,003	3,675,038
Children’s Place Retail Stores Inc. (The)(a)	150,515	3,294,773
CKE Restaurants Inc.	197,342	1,657,673
Cracker Barrel Old Country Store Inc.(b)	139,931	4,007,624
Dress Barn Inc.(a)	281,232	3,456,341
First Cash Financial Services Inc.(a)	160,960	2,401,523
Genesco Inc.(a)	64,837	1,220,881
Hibbett Sports Inc.(a)(b)	178,240	3,425,773
Hot Topic Inc.(a)	169,130	1,892,565
HSN Inc.(a)	245,001	1,259,305
Jack in the Box Inc.(a)	227,482	5,298,056
Jos. A. Bank Clothiers Inc.(a)(b)	114,036	3,171,341
P.F. Chang’s China Bistro Inc.(a)(b)	150,667	3,447,261
Papa John’s International Inc.(a)	133,931	3,063,002
Ruth’s Hospitality Group Inc.(a)	121,450	146,954
Sonic Corp.(a)(b)	155,347	1,556,577
Texas Roadhouse Inc. Class A(a)	159,322	1,518,339
Tractor Supply Co.(a)	198,281	7,150,013
World Fuel Services Corp.	124,700	3,944,261
Zumiez Inc.(a)(b)	125,743	1,219,707

		68,331,963
SEMICONDUCTORS – 4.91%
Actel Corp.(a)	64,256	650,271
ATMI Inc.(a)	197,461	3,046,823
Brooks Automation Inc.(a)	190,458	878,011
Cabot Microelectronics Corp.(a)	75,959	1,825,295
Cohu Inc.	85,657	616,730
Diodes Inc.(a)(b)	204,216	2,166,732
Exar Corp.(a)	112,349	701,058
Hittite Microwave Corp.(a)	118,824	3,707,309
Kopin Corp.(a)	146,955	340,936
Kulicke and Soffa Industries Inc.(a)	379,162	993,404
Micrel Inc.	289,364	2,037,123
Microsemi Corp.(a)	243,209	2,821,224

MKS Instruments Inc.(a)	309,579	4,541,524
Pericom Semiconductor Corp.(a)	159,345	1,164,812
Skyworks Solutions Inc.(a)	412,959	3,328,450
Standard Microsystems Corp.(a)	65,217	1,213,036
Supertex Inc.(a)	48,981	1,131,461
Ultratech Inc.(a)	48,398	604,491
Varian Semiconductor Equipment Associates Inc.(a)	456,583	9,889,588

		41,658,278
SOFTWARE – 4.78%
Blackbaud Inc.	273,648	3,177,053
CommVault Systems Inc.(a)	259,241	2,843,874
Computer Programs and Systems Inc.	45,767	1,522,668
Concur Technologies Inc.(a)(b)	264,514	5,076,024
CSG Systems International Inc.(a)	114,045	1,628,563
Digi International Inc.(a)	94,987	728,550
Ebix Inc.(a)	55,417	1,377,112
Eclipsys Corp.(a)(b)	122,609	1,243,255
Epicor Software Corp.(a)	373,030	1,421,244
EPIQ Systems Inc.(a)	222,972	4,020,185
Informatica Corp.(a)	223,889	2,968,768
Omnicell Inc.(a)	107,393	839,813
Phase Forward Inc.(a)	93,779	1,199,433
Phoenix Technologies Ltd.(a)	43,625	70,672
Progress Software Corp.(a)	127,110	2,206,630
Quality Systems Inc.(b)	113,482	5,135,061
Smith Micro Software Inc.(a)	173,795	908,948
SPSS Inc.(a)	60,264	1,713,306
Take-Two Interactive Software Inc.	174,157	1,454,211
Taleo Corp. Class A(a)	84,038	993,329

		40,528,699
STORAGE & WAREHOUSING – 0.17%
Mobile Mini Inc.(a)	121,648	1,401,385

		1,401,385
TELECOMMUNICATIONS – 2.81%
Anixter International Inc.(a)	106,528	3,374,807
Applied Signal Technology Inc.	49,408	999,524
ARRIS Group Inc.(a)	492,187	3,627,418
Comtech Telecommunications Corp.(a)	175,769	4,353,798
EMS Technologies Inc.(a)	29,402	513,359
General Communication Inc. Class A(a)	121,091	808,888
NETGEAR Inc.(a)	217,223	2,617,537
Neutral Tandem Inc.(a)	51,975	1,279,105
Symmetricom Inc.(a)	105,500	369,250
Tekelec(a)	165,482	2,189,327
Tollgrade Communications Inc.(a)	26,052	151,102
Viasat Inc.(a)	170,404	3,547,811

		23,831,926

TEXTILES – 0.13%
UniFirst Corp.	38,382	1,068,555

		1,068,555
TOYS, GAMES & HOBBIES – 0.17%
JAKKS Pacific Inc.(a)	97,579	1,205,101
RC2 Corp.(a)	51,866	273,334

		1,478,435
TRANSPORTATION – 3.13%
Bristow Group Inc.(a)(b)	79,741	1,708,850
Forward Air Corp.	180,913	2,936,218
Heartland Express Inc.	336,188	4,978,944
Hub Group Inc. Class A(a)	125,176	2,127,992
Kirby Corp.(a)	201,649	5,371,929
Knight Transportation Inc.	354,409	5,372,840
Old Dominion Freight Line Inc.(a)	172,411	4,049,934

		26,546,707

TOTAL COMMON STOCKS
(Cost: $1,309,991,970)		846,955,774

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.36%

MONEY MARKET FUNDS – 10.36%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	73,542,042	73,542,042
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	11,741,068	11,741,068
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	2,588,188	2,588,188

		87,871,298

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,871,298)		87,871,298

TOTAL INVESTMENTS IN SECURITIES – 110.23%
(Cost: $1,397,863,268)		934,827,072
Other Assets, Less Liabilities – (10.23)%		(86,733,068)

NET ASSETS – 100.00%		$848,094,004

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.68%

AEROSPACE & DEFENSE – 1.41%
Esterline Technologies Corp.(a)	109,247	$2,205,697
GenCorp Inc.(a)	344,640	730,637
Kaman Corp.	176,891	2,218,213
Moog Inc. Class A(a)	147,689	3,377,647
Triumph Group Inc.	115,087	4,396,323

		12,928,517
AGRICULTURE – 0.45%
Alliance One International Inc.(a)	617,709	2,372,003
Andersons Inc. (The)	126,414	1,787,494

		4,159,497
APPAREL – 1.00%
Iconix Brand Group Inc.(a)	201,667	1,784,753
Liz Claiborne Inc.	661,486	1,633,870
Oxford Industries Inc.	94,574	583,522
Perry Ellis International Inc.(a)	81,794	283,007
Quiksilver Inc.(a)	879,613	1,125,905
SKECHERS U.S.A. Inc. Class A(a)	230,792	1,539,383
Wolverine World Wide Inc.	140,944	2,195,908

		9,146,348
AUTO MANUFACTURERS – 0.03%
Wabash National Corp.	213,083	262,092

		262,092
AUTO PARTS & EQUIPMENT – 0.43%
ATC Technology Corp.(a)	80,884	905,901
Spartan Motors Inc.	226,610	910,972
Standard Motor Products Inc.	84,029	231,080
Superior Industries International Inc.(b)	161,090	1,908,917

		3,956,870
BANKS – 10.35%
Bank Mutual Corp.	331,070	2,999,494
Boston Private Financial Holdings Inc.	442,902	1,554,586
Central Pacific Financial Corp.	199,816	1,118,970
Columbia Banking System Inc.	125,920	805,888
Community Bank System Inc.	226,556	3,794,813
First BanCorp (Puerto Rico)	241,909	1,030,532
First Commonwealth Financial Corp.	519,631	4,609,127
First Financial Bancorp	221,183	2,107,874
First Financial Bankshares Inc.	72,221	3,478,886
First Midwest Bancorp Inc.	337,624	2,900,190
Frontier Financial Corp.(b)	327,486	360,235
Glacier Bancorp Inc.	196,398	3,085,413

Hancock Holding Co.	81,143	2,538,153
Hanmi Financial Corp.	141,975	184,568
Home Bancshares Inc.	34,138	681,736
Independent Bank Corp. (Massachusetts)	72,189	1,064,788
Independent Bank Corp. (Michigan)	138,474	324,029
Irwin Financial Corp.(a)	131,306	256,047
National Penn Bancshares Inc.	570,092	4,731,764
NBT Bancorp Inc.	128,919	2,789,807
Old National Bancorp	460,433	5,143,037
Prosperity Bancshares Inc.	142,395	3,894,503
Provident Bankshares Corp.(b)	232,785	1,641,134
S&T Bancorp Inc.	120,688	2,559,792
South Financial Group Inc. (The)(b)	588,471	647,318
Sterling Bancorp	125,496	1,242,410
Sterling Bancshares Inc.	508,346	3,324,583
Sterling Financial Corp. (Washington)(b)	364,561	754,641
Susquehanna Bancshares Inc.	597,852	5,577,959
Tompkins Financial Corp.	36,621	1,574,703
TrustCo Bank Corp. NY	526,710	3,170,794
UCBH Holdings Inc.(b)	382,415	577,447
UMB Financial Corp.	204,632	8,694,814
Umpqua Holdings Corp.(b)	417,800	3,785,268
United Bancshares Inc.(b)	262,238	4,520,983
United Community Banks Inc.(b)	122,650	510,224
Whitney Holding Corp.	444,417	5,088,575
Wintrust Financial Corp.	165,911	2,040,705

		95,165,790
BEVERAGES – 0.11%
Peet’s Coffee & Tea Inc.(a)	45,112	975,321

		975,321
BIOTECHNOLOGY – 0.74%
ArQule Inc.(a)	138,559	573,634
Cambrex Corp.(a)	70,499	160,738
CryoLife Inc.(a)	142,489	738,093
Enzo Biochem Inc.(a)	162,432	652,977
Regeneron Pharmaceuticals Inc.(a)	258,834	3,587,439
Savient Pharmaceuticals Inc.(a)(b)	224,954	1,113,522

		6,826,403
BUILDING MATERIALS – 1.34%
Apogee Enterprises Inc.	193,254	2,121,929
NCI Building Systems Inc.(a)(b)	136,839	303,783
Quanex Building Products Corp.	261,528	1,987,613
Texas Industries Inc.(b)	192,058	4,801,450
Universal Forest Products Inc.	116,825	3,108,713

		12,323,488

CHEMICALS – 2.19%
A. Schulman Inc.	180,611	2,447,279
American Vanguard Corp.	32,276	416,360
Arch Chemicals Inc.	172,856	3,277,350
H.B. Fuller Co.	337,309	4,385,017
NewMarket Corp.	24,750	1,096,425
OM Group Inc.(a)	211,567	4,087,474
Penford Corp.	78,313	284,276
PolyOne Corp.(a)	641,975	1,482,962
Quaker Chemical Corp.	75,879	602,479
Stepan Co.	50,217	1,370,924
Zep Inc.	70,187	718,013

		20,168,559
COMMERCIAL SERVICES – 5.45%
Aaron Rents Inc.(b)	122,933	3,277,394
ABM Industries Inc.	309,120	5,069,568
Administaff Inc.	151,853	3,208,654
American Public Education Inc.(a)	29,892	1,257,258
AMN Healthcare Services Inc.(a)	76,765	391,502
Arbitron Inc.	101,095	1,517,436
Bowne & Co. Inc.	189,351	607,817
CDI Corp.	89,110	866,149
Consolidated Graphics Inc.(a)	77,579	986,805
CorVel Corp.(a)	22,260	450,097
Cross Country Healthcare Inc.(a)	213,969	1,401,497
Forrester Research Inc.(a)	42,386	871,456
Gevity HR Inc.	171,708	678,247
Healthcare Services Group Inc.	158,241	2,368,868
HealthSpring Inc.(a)	152,897	1,279,748
Heidrick & Struggles International Inc.	35,175	624,005
Hillenbrand Inc.	429,239	6,872,116
HMS Holdings Corp.(a)	88,558	2,913,558
Kendle International Inc.(a)	35,188	737,540
Landauer Inc.	20,090	1,018,161
Live Nation Inc.(a)(b)	544,017	1,452,525
MAXIMUS Inc.	120,807	4,815,367
Midas Inc.(a)	97,137	769,325
On Assignment Inc.(a)	247,549	670,858
PAREXEL International Corp.(a)	231,982	2,257,185
Rewards Network Inc.(a)	188,619	660,167
Spherion Corp.(a)	364,419	757,992
StarTek Inc.(a)	80,322	248,998
Ticketmaster Entertainment Inc.(a)	119,434	440,711
TrueBlue Inc.(a)	131,999	1,088,992
Volt Information Sciences Inc.(a)	83,850	557,603

		50,117,599
COMPUTERS – 0.78%
Agilysys Inc.	157,224	676,063
Catapult Communications Corp.(a)	34,023	237,140

CIBER Inc.(a)	418,684	1,143,007
Hutchinson Technology Inc.(a)(b)	161,160	419,016
Manhattan Associates Inc.(a)	71,820	1,243,922
Mercury Computer Systems Inc.(a)	157,217	869,410
MTS Systems Corp.	54,882	1,248,566
Radiant Systems Inc.(a)	82,104	362,079
RadiSys Corp.(a)	161,688	979,829

		7,179,032
DISTRIBUTION & WHOLESALE – 1.41%
Brightpoint Inc.(a)	358,105	1,532,689
MWI Veterinary Supply Inc.(a)	31,908	908,740
ScanSource Inc.(a)	66,131	1,228,714
United Stationers Inc.(a)	93,820	2,634,466
Watsco Inc.(b)	196,826	6,697,989

		13,002,598
DIVERSIFIED FINANCIAL SERVICES – 1.42%
Financial Federal Corp.	179,374	3,799,141
Investment Technology Group Inc.(a)	129,341	3,300,782
LaBranche & Co. Inc.(a)	236,519	884,581
National Financial Partners Corp.(b)	276,405	884,496
Piper Jaffray Companies(a)	108,885	2,808,144
SWS Group Inc.	87,755	1,362,835

		13,039,979
ELECTRIC – 4.28%
ALLETE Inc.	190,258	5,077,986
Avista Corp.	379,268	5,226,313
Central Vermont Public Service Corp.	79,832	1,381,094
CH Energy Group Inc.	109,574	5,139,021
Cleco Corp.	418,165	9,069,999
El Paso Electric Co.(a)	183,855	2,590,517
UIL Holdings Corp.	175,465	3,916,379
UniSource Energy Corp.	247,173	6,967,807

		39,369,116
ELECTRICAL COMPONENTS & EQUIPMENT – 1.04%
Advanced Energy Industries Inc.(a)	226,963	1,709,031
Belden Inc.	323,305	4,044,546
C&D Technologies Inc.(a)(b)	184,580	341,473
Greatbatch Inc.(a)(b)	84,718	1,639,293
Littelfuse Inc.(a)	70,735	777,378
Magnetek Inc.(a)	215,665	388,197
Vicor Corp.	135,841	664,262

		9,564,180
ELECTRONICS – 2.36%
Analogic Corp.	88,858	2,845,233
Benchmark Electronics Inc.(a)	212,880	2,384,256

Brady Corp. Class A	135,297	2,385,286
Checkpoint Systems Inc.(a)	269,449	2,416,958
CTS Corp.	233,879	844,303
Cubic Corp.	56,037	1,419,417
FEI Co.(a)	168,364	2,597,857
Keithley Instruments Inc.	94,676	320,952
LoJack Corp.(a)	42,026	190,378
Methode Electronics Inc.	262,246	938,841
Rogers Corp.(a)	43,345	818,354
Sonic Solutions Inc.(a)	70,202	84,242
Technitrol Inc.	284,309	486,168
Watts Water Technologies Inc. Class A	203,843	3,987,169

		21,719,414
ENGINEERING & CONSTRUCTION – 1.13%
EMCOR Group Inc.(a)	455,676	7,823,957
Insituform Technologies Inc. Class A(a)	165,616	2,590,234

		10,414,191
ENTERTAINMENT – 0.15%
Pinnacle Entertainment Inc.(a)	195,978	1,379,685

		1,379,685
ENVIRONMENTAL CONTROL – 1.00%
Calgon Carbon Corp.(a)(b)	243,954	3,456,828
Tetra Tech Inc.(a)	279,911	5,704,586

		9,161,414
FOOD – 2.23%
Cal-Maine Foods Inc.(b)	41,078	919,736
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	210,211	1,116,220
Hain Celestial Group Inc.(a)	146,129	2,080,877
J&J Snack Foods Corp.	52,285	1,808,538
Lance Inc.	218,967	4,558,893
Nash Finch Co.	88,852	2,495,853
Sanderson Farms Inc.	56,995	2,140,162
TreeHouse Foods Inc.(a)(b)	111,703	3,215,929
United Natural Foods Inc.(a)(b)	113,286	2,149,035

		20,485,243
FOREST PRODUCTS & PAPER – 1.32%
Buckeye Technologies Inc.(a)	268,062	570,972
Clearwater Paper Corp.(a)	33,371	267,969
Neenah Paper Inc.	100,776	365,817
Rock-Tenn Co. Class A	265,425	7,179,746
Schweitzer-Mauduit International Inc.	106,543	1,966,784
Wausau Paper Corp.	338,968	1,782,972

		12,134,260

GAS – 6.12%
Atmos Energy Corp.	636,170	14,708,250
Laclede Group Inc. (The)	69,154	2,695,623
New Jersey Resources Corp.	293,799	9,983,290
Northwest Natural Gas Co.	183,983	7,988,542
Piedmont Natural Gas Co.	275,487	7,132,358
South Jersey Industries Inc.	206,456	7,225,960
Southwest Gas Corp.	308,502	6,500,137

		56,234,160
HAND & MACHINE TOOLS – 0.82%
Baldor Electric Co.	321,119	4,653,014
Regal Beloit Corp.	94,013	2,880,558

		7,533,572
HEALTH CARE - PRODUCTS – 2.97%
American Medical Systems Holdings Inc.(a)	260,918	2,909,236
CONMED Corp.(a)	121,013	1,743,797
Cooper Companies Inc. (The)	156,655	4,141,958
Cyberonics Inc.(a)	106,631	1,414,993
Haemonetics Corp.(a)	84,750	4,668,030
Invacare Corp.	223,098	3,576,261
Kensey Nash Corp.(a)	39,918	849,056
Merit Medical Systems Inc.(a)	87,947	1,073,833
Osteotech Inc.(a)	123,777	431,982
PSS World Medical Inc.(a)	197,520	2,834,412
West Pharmaceutical Services Inc.	77,273	2,535,327
Zoll Medical Corp.(a)	78,884	1,132,774

		27,311,659
HEALTH CARE - SERVICES – 2.57%
Almost Family Inc.(a)(b)	14,598	278,676
AMERIGROUP Corp.(a)(b)	368,756	10,155,540
Bio-Reference Laboratories Inc.(a)	20,139	421,106
Centene Corp.(a)	298,611	5,380,970
Gentiva Health Services Inc.(a)	108,169	1,644,169
MedCath Corp.(a)	135,954	988,386
Odyssey Healthcare Inc.(a)	124,961	1,212,122
RehabCare Group Inc.(a)	127,728	2,227,576
Res-Care Inc.(a)	90,856	1,322,863

		23,631,408
HOME BUILDERS – 0.28%
M/I Homes Inc.(b)	97,264	679,875
Skyline Corp.	47,123	895,808
Standard-Pacific Corp.(a)	641,468	564,492
Winnebago Industries Inc.(b)	88,478	469,818

		2,609,993
HOME FURNISHINGS – 0.42%
Audiovox Corp. Class A(a)	128,279	439,997

Ethan Allen Interiors Inc.(b)	199,732	2,248,982
La-Z-Boy Inc.(b)	357,571	446,964
Universal Electronics Inc.(a)	37,828	684,687

		3,820,630
HOUSEHOLD PRODUCTS & WARES – 0.84%
Central Garden & Pet Co. Class A(a)	491,197	3,693,801
Helen of Troy Ltd.(a)	154,886	2,129,683
Russ Berrie and Co. Inc.(a)	117,011	154,455
Standard Register Co. (The)	87,909	402,623
WD-40 Co.	56,227	1,357,320

		7,737,882
HOUSEWARES – 0.22%
National Presto Industries Inc.	33,283	2,030,596

		2,030,596
INSURANCE – 3.67%
Delphi Financial Group Inc. Class A	286,941	3,862,226
Infinity Property and Casualty Corp.	49,853	1,691,512
Navigators Group Inc. (The)(a)	48,074	2,268,131
Presidential Life Corp.	149,596	1,165,353
ProAssurance Corp.(a)	97,233	4,533,002
RLI Corp.	52,020	2,611,404
Safety Insurance Group Inc.	113,233	3,519,282
Selective Insurance Group Inc.	182,934	2,224,477
Stewart Information Services Corp.	126,043	2,457,839
Tower Group Inc.	135,781	3,344,286
United Fire & Casualty Co.	155,264	3,409,597
Zenith National Insurance Corp.	108,832	2,623,940

		33,711,049
INTERNET – 0.49%
Blue Coat Systems Inc.(a)	159,961	1,921,132
Blue Nile Inc.(a)(b)	46,367	1,397,965
comScore Inc.(a)	66,089	799,016
PCTEL Inc.	80,292	345,256

		4,463,369
IRON & STEEL – 0.13%
Gibraltar Industries Inc.	186,891	882,126
Olympic Steel Inc.	22,502	341,355

		1,223,481
LEISURE TIME – 0.59%
Arctic Cat Inc.	82,627	316,461
Brunswick Corp.	612,086	2,111,697
Interval Leisure Group Inc.(a)	133,594	708,048
Multimedia Games Inc.(a)	160,324	344,697
Nautilus Inc.(a)	155,464	97,942

Polaris Industries Inc.(b)	85,706	1,837,537

		5,416,382
LODGING – 0.14%
Marcus Corp.	146,810	1,247,885

		1,247,885
MACHINERY – 2.30%
Albany International Corp. Class A	185,167	1,675,761
Applied Industrial Technologies Inc.	252,024	4,251,645
Briggs & Stratton Corp.	345,819	5,706,014
Cascade Corp.	25,849	455,718
Cognex Corp.	143,186	1,911,533
Gerber Scientific Inc.(a)	167,443	400,189
Intermec Inc.(a)	218,654	2,274,002
Lindsay Corp.(b)	38,412	1,037,124
Robbins & Myers Inc.	227,611	3,452,859

		21,164,845
MANUFACTURING – 3.23%
A.O. Smith Corp.	157,222	3,958,850
Acuity Brands Inc.	134,693	3,035,980
AZZ Inc.(a)	41,071	1,083,864
Barnes Group Inc.	290,543	3,105,905
CLARCOR Inc.	165,985	4,181,162
EnPro Industries Inc.(a)	140,761	2,407,013
ESCO Technologies Inc.(a)	98,137	3,797,902
Griffon Corp.(a)	337,453	2,530,898
Lydall Inc.(a)	115,753	343,786
Myers Industries Inc.	195,386	1,199,670
Standex International Corp.	85,676	788,219
Sturm, Ruger & Co. Inc.(a)	85,808	1,058,013
Tredegar Corp.	134,168	2,190,963

		29,682,225
MEDIA – 0.03%
E.W. Scripps Co. (The) Class A	201,063	271,435

		271,435
METAL FABRICATE & HARDWARE – 0.82%
CIRCOR International Inc.	70,466	1,586,894
Kaydon Corp.	100,414	2,744,315
Lawson Products Inc.	28,931	352,090
Valmont Industries Inc.	57,336	2,878,841

		7,562,140
MINING – 0.28%
AMCOL International Corp.	54,615	810,487
Century Aluminum Co.(a)	382,567	807,216
RTI International Metals Inc.(a)(b)	80,129	937,509

		2,555,212

MISCELLANEOUS - MANUFACTURING – 0.22%
John Bean Technologies Corp.	191,221	2,000,172

		2,000,172
OFFICE FURNISHINGS – 0.13%
Interface Inc. Class A	389,580	1,164,844

		1,164,844
OIL & GAS – 0.55%
Atwood Oceanics Inc.(a)	166,709	2,765,702
Holly Corp.	71,286	1,511,263
Stone Energy Corp.(a)	242,302	806,866

		5,083,831
OIL & GAS SERVICES – 0.24%
Gulf Island Fabrication Inc.	99,089	793,703
Matrix Service Co.(a)	172,974	1,421,846

		2,215,549
PHARMACEUTICALS – 0.57%
Neogen Corp.(a)	42,880	936,070
Noven Pharmaceuticals Inc.(a)	101,816	965,216
Par Pharmaceutical Companies Inc.(a)	140,252	1,328,186
PharMerica Corp.(a)(b)	101,640	1,691,290
Theragenics Corp.(a)	231,491	282,419

		5,203,181
REAL ESTATE – 0.21%
Forestar Group Inc.(a)(b)	248,980	1,904,697

		1,904,697
REAL ESTATE INVESTMENT TRUSTS – 10.34%
Acadia Realty Trust(b)	235,383	2,497,414
BioMed Realty Trust Inc.(b)	563,106	3,812,228
Cedar Shopping Centers Inc.	310,062	539,508
Colonial Properties Trust	337,454	1,285,700
DiamondRock Hospitality Co.	625,177	2,506,960
EastGroup Properties Inc.(b)	174,021	4,884,769
Entertainment Properties Trust	241,107	3,799,846
Extra Space Storage Inc.	595,607	3,281,795
Franklin Street Properties Corp.	411,024	5,055,595
Home Properties Inc.(b)	228,109	6,991,541
Inland Real Estate Corp.	402,780	2,855,710
Kilroy Realty Corp.	229,478	3,944,727
Kite Realty Group Trust	235,610	577,245
LaSalle Hotel Properties(b)	128,052	747,824
Lexington Realty Trust	544,982	1,297,057
LTC Properties Inc.	160,638	2,817,591

Medical Properties Trust Inc.(b)	238,098	869,058
Mid-America Apartment Communities Inc.	195,959	6,041,416
National Retail Properties Inc.	548,510	8,688,398
Parkway Properties Inc.	106,884	1,100,905
Pennsylvania Real Estate Investment Trust(b)	273,170	969,754
Post Properties Inc.	306,756	3,110,506
PS Business Parks Inc.	103,697	3,821,234
Senior Housing Properties Trust	835,857	11,718,715
Sovran Self Storage Inc.	152,661	3,065,433
Tanger Factory Outlet Centers Inc.	219,854	6,784,694
Urstadt Biddle Properties Inc. Class A	148,612	1,994,373

		95,059,996
RETAIL – 7.80%
Big 5 Sporting Goods Corp.	149,158	875,557
Brown Shoe Co. Inc.	293,390	1,100,213
Buckle Inc. (The)	83,259	2,658,460
Buffalo Wild Wings Inc.(a)(b)	73,268	2,680,143
Cabela’s Inc.(a)(b)	274,125	2,497,279
California Pizza Kitchen Inc.(a)	85,204	1,114,468
Casey’s General Stores Inc.	148,199	3,950,985
Cash America International Inc.	86,089	1,348,154
Cato Corp. (The) Class A	204,021	3,729,504
Charlotte Russe Holding Inc.(a)	145,508	1,185,890
Christopher & Banks Corp.	245,981	1,006,062
CKE Restaurants Inc.	159,571	1,340,396
DineEquity Inc.(b)	106,147	1,258,903
Finish Line Inc. (The) Class A	380,663	2,519,989
Fred’s Inc.	277,514	3,130,358
Genesco Inc.(a)	61,364	1,155,484
Group 1 Automotive Inc.(b)	166,555	2,326,773
Haverty Furniture Companies Inc.(b)	129,017	1,358,549
Hot Topic Inc.(a)	115,365	1,290,934
Insight Enterprises Inc.(a)	315,976	966,887
Jack in the Box Inc.(a)	142,144	3,310,534
Jo-Ann Stores Inc.(a)	179,496	2,932,965
Landry’s Restaurants Inc.(b)	86,154	449,724
Lithia Motors Inc. Class A(b)	114,968	258,678
MarineMax Inc.(a)(b)	128,449	251,760
Men’s Wearhouse Inc. (The)	359,309	5,439,938
Movado Group Inc.	125,160	943,706
O’Charley’s Inc.	147,399	443,671
OfficeMax Inc.	529,974	1,653,519
Pep Boys - Manny, Moe & Jack (The)	297,187	1,310,595
Red Robin Gourmet Burgers Inc.(a)	107,495	1,895,137
Ruby Tuesday Inc.(a)	366,225	1,069,377
School Specialty Inc.(a)(b)	110,897	1,950,678
Sonic Automotive Inc.(b)	194,339	310,942
Sonic Corp.(a)	248,070	2,485,661
Stage Stores Inc.	263,798	2,659,084

Steak n Shake Co. (The)(a)(b)	199,526	1,510,412
Stein Mart Inc.(a)	177,297	512,388
Texas Roadhouse Inc. Class A(a)(b)	176,199	1,679,176
Tuesday Morning Corp.(a)	216,688	275,194
Tween Brands Inc.(a)	172,774	369,736
World Fuel Services Corp.	65,199	2,062,244
Zale Corp.(a)(b)	222,203	433,296

		71,703,403
SAVINGS & LOANS – 0.73%
Brookline Bancorp Inc.	405,256	3,849,932
Dime Community Bancshares Inc.	182,814	1,714,795
Flagstar Bancorp Inc.(a)(b)	406,616	304,962
Guaranty Financial Group Inc.(a)(b)	757,400	795,270

		6,664,959
SEMICONDUCTORS – 3.36%
Actel Corp.(a)	107,113	1,083,984
Brooks Automation Inc.(a)	230,285	1,061,614
Cabot Microelectronics Corp.(a)	77,970	1,873,619
Cohu Inc.	66,170	476,424
Cypress Semiconductor Corp.(a)(b)	957,986	6,485,565
DSP Group Inc.(a)	186,123	804,051
Exar Corp.(a)	172,555	1,076,743
Kopin Corp.(a)	312,981	726,116
Microsemi Corp.(a)	292,752	3,395,923
Rudolph Technologies Inc.(a)	213,139	645,811
Skyworks Solutions Inc.(a)	689,302	5,555,774
Standard Microsystems Corp.(a)	80,665	1,500,369
Supertex Inc.(a)	34,755	802,841
TriQuint Semiconductor Inc.(a)	1,023,024	2,526,869
Ultratech Inc.(a)	109,433	1,366,818
Veeco Instruments Inc.(a)	223,780	1,492,613

		30,875,134
SOFTWARE – 3.26%
Avid Technology Inc.(a)(b)	211,204	1,930,405
Computer Programs and Systems Inc.	14,281	475,129
CSG Systems International Inc.(a)	117,204	1,673,673
Digi International Inc.(a)	69,571	533,610
Eclipsys Corp.(a)(b)	253,401	2,569,486
Informatica Corp.(a)	357,075	4,734,815
JDA Software Group Inc.(a)	189,853	2,192,802
Omnicell Inc.(a)	97,651	763,631
Phase Forward Inc.(a)	193,536	2,475,325
Phoenix Technologies Ltd.(a)	150,752	244,218
Progress Software Corp.(a)	135,746	2,356,551
SPSS Inc.(a)	59,481	1,691,045
SYNNEX Corp.(a)	131,776	2,592,034
Take-Two Interactive Software Inc.	345,142	2,881,936

Taleo Corp. Class A(a)	119,180	1,408,708
THQ Inc.(a)	466,320	1,417,613

		29,940,981
STORAGE & WAREHOUSING – 0.14%
Mobile Mini Inc.(a)	110,739	1,275,713

		1,275,713
TELECOMMUNICATIONS – 3.24%
Adaptec Inc.(a)	845,589	2,029,414
Anixter International Inc.(a)	89,141	2,823,987
Applied Signal Technology Inc.	35,179	711,671
ARRIS Group Inc.(a)	307,615	2,267,123
Black Box Corp.	121,724	2,873,904
EMS Technologies Inc.(a)	72,859	1,272,118
FairPoint Communications Inc.(b)	616,851	481,144
General Communication Inc. Class A(a)	171,571	1,146,094
Harmonic Inc.(a)	662,114	4,303,741
Iowa Telecommunications Services Inc.	222,010	2,544,235
Network Equipment Technologies Inc.(a)	202,661	717,420
Neutral Tandem Inc.(a)	65,313	1,607,353
Newport Corp.(a)	249,523	1,102,892
Novatel Wireless Inc.(a)(b)	210,134	1,180,953
Symmetricom Inc.(a)	189,174	662,109
Tekelec(a)	275,962	3,650,977
Tollgrade Communications Inc.(a)	63,053	365,707

		29,740,842
TEXTILES – 0.44%
G&K Services Inc. Class A	128,445	2,428,895
UniFirst Corp.	56,646	1,577,025

		4,005,920
TOYS, GAMES & HOBBIES – 0.15%
JAKKS Pacific Inc.(a)	85,332	1,053,850
RC2 Corp.(a)	62,456	329,143

		1,382,993
TRANSPORTATION – 1.29%
Arkansas Best Corp.(b)	175,611	3,340,121
Bristow Group Inc.(a)	113,152	2,424,847
Hub Group Inc. Class A(a)	123,422	2,098,174
Kirby Corp.(a)	149,332	3,978,204

		11,841,346
WATER – 0.47%
American States Water Co.	120,029	4,359,453

		4,359,453

TOTAL COMMON STOCKS
(Cost: $1,573,169,455)		916,110,533

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.24%

MONEY MARKET FUNDS – 7.24%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	54,092,287	54,092,287
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	8,635,894	8,635,894
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	3,850,680	3,850,680

		66,578,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,578,861)		66,578,861

TOTAL INVESTMENTS IN SECURITIES – 106.92%
(Cost: $1,639,748,316)		982,689,394
Other Assets, Less Liabilities – (6.92)%		(63,613,257)

NET ASSETS – 100.00%		$919,076,137

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.13%
Harte-Hanks Inc.	871	$4,660
Interpublic Group of Companies Inc. (The)(a)	14,761	60,815
inVentiv Health Inc.(a)	1,151	9,392
Lamar Advertising Co. Class A(a)(b)	2,410	23,497
Omnicom Group Inc.	10,015	234,351

		332,715
AEROSPACE & DEFENSE – 2.08%
AAR Corp.(a)(b)	1,158	14,521
AeroVironment Inc.(a)	497	10,387
Alliant Techsystems Inc.(a)	1,015	67,985
BE Aerospace Inc.(a)	3,086	26,756
Boeing Co. (The)	23,224	826,310
Curtiss-Wright Corp.	1,420	39,831
Esterline Technologies Corp.(a)	995	20,089
GenCorp Inc.(a)	1,853	3,928
General Dynamics Corp.	12,315	512,181
Goodrich Corp.	4,010	151,939
Kaman Corp.	838	10,509
L-3 Communications Holdings Inc.	3,787	256,759
Lockheed Martin Corp.	10,591	731,097
Moog Inc. Class A(a)	1,293	29,571
Northrop Grumman Corp.	10,406	454,118
Orbital Sciences Corp.(a)	1,964	23,352
Raytheon Co.	12,762	496,952
Rockwell Collins Inc.	5,097	166,366
Teledyne Technologies Inc.(a)	1,114	29,722
Triumph Group Inc.	544	20,781
United Technologies Corp.	30,056	1,291,807

		5,184,961
AGRICULTURE – 2.37%
Alliance One International Inc.(a)	2,765	10,618
Altria Group Inc.	65,903	1,055,766
Andersons Inc. (The)	580	8,201
Archer-Daniels-Midland Co.	20,473	568,740
Lorillard Inc.	5,341	329,753
Monsanto Co.	17,477	1,452,339
Philip Morris International Inc.	63,916	2,274,131
Reynolds American Inc.	5,363	192,210
Universal Corp.	859	25,701

		5,917,459
AIRLINES – 0.09%
AirTran Holdings Inc.(a)	4,265	19,406

Alaska Air Group Inc.(a)	1,239	21,769
JetBlue Airways Corp.(a)	5,584	20,382
SkyWest Inc.	1,666	20,725
Southwest Airlines Co.	23,393	148,078

		230,360
APPAREL – 0.53%
Carter’s Inc.(a)	1,785	33,576
Coach Inc.(a)	10,353	172,895
Crocs Inc.(a)(b)	2,649	3,152
Deckers Outdoor Corp.(a)	429	22,754
Guess? Inc.	1,957	41,254
Gymboree Corp.(a)	859	18,340
Hanesbrands Inc.(a)	3,073	29,409
Iconix Brand Group Inc.(a)	1,842	16,302
K-Swiss Inc. Class A	869	7,421
Liz Claiborne Inc.	2,682	6,625
Maidenform Brands Inc.(a)	671	6,146
Nike Inc. Class B	12,371	580,076
Oxford Industries Inc.	530	3,270
Perry Ellis International Inc.(a)	401	1,387
Phillips-Van Heusen Corp.	1,708	38,737
Polo Ralph Lauren Corp.	1,830	77,317
Quiksilver Inc.(a)	3,891	4,980
SKECHERS U.S.A. Inc. Class A(a)	1,215	8,104
Timberland Co. Class A(a)	1,643	19,617
True Religion Apparel Inc.(a)(b)	536	6,330
VF Corp.	2,826	161,393
Volcom Inc.(a)	402	3,899
Warnaco Group Inc. (The)(a)	1,397	33,528
Wolverine World Wide Inc.	1,537	23,946

		1,320,458
AUTO MANUFACTURERS – 0.22%
Ford Motor Co.(a)(b)	75,881	199,567
General Motors Corp.(b)	19,311	37,463
Oshkosh Corp.	2,537	17,099
PACCAR Inc.	11,638	299,795
Wabash National Corp.	1,006	1,237

		555,161
AUTO PARTS & EQUIPMENT – 0.15%
ATC Technology Corp.(a)	564	6,317
BorgWarner Inc.	3,775	76,632
Goodyear Tire & Rubber Co. (The)(a)	7,828	49,003
Johnson Controls Inc.	19,011	228,132
Spartan Motors Inc.	1,106	4,446
Standard Motor Products Inc.	393	1,081
Superior Industries International Inc.	836	9,907

		375,518

BANKS – 3.59%
Associated Banc-Corp.	3,936	60,772
BancorpSouth Inc.	2,279	47,494
Bank Mutual Corp.	1,768	16,018
Bank of America Corp.	204,172	1,392,453
Bank of Hawaii Corp.	1,538	50,723
Bank of New York Mellon Corp. (The)	36,648	1,035,306
BB&T Corp.	17,802	301,210
Boston Private Financial Holdings Inc.	2,061	7,234
Cascade Bancorp(b)	880	1,434
Cathay General Bancorp(b)	1,674	17,460
Central Pacific Financial Corp.	986	5,522
City National Corp.	1,301	43,935
Colonial BancGroup Inc. (The)(b)	6,125	5,512
Columbia Banking System Inc.	580	3,712
Comerica Inc.	4,737	86,734
Commerce Bancshares Inc.	2,146	77,900
Community Bank System Inc.	1,007	16,867
Cullen/Frost Bankers Inc.	1,940	91,064
Discover Financial Services	15,364	96,947
East West Bancorp Inc.	1,948	8,902
Fifth Third Bancorp	18,516	54,067
First BanCorp (Puerto Rico)	2,192	9,338
First Commonwealth Financial Corp.	2,248	19,940
First Financial Bancorp	1,015	9,673
First Financial Bankshares Inc.	691	33,285
First Horizon National Corp.	6,902	74,128
First Midwest Bancorp Inc.	1,560	13,400
FirstMerit Corp.	2,537	46,173
Frontier Financial Corp.(b)	1,709	1,880
Fulton Financial Corp.	5,469	36,259
Glacier Bancorp Inc.	2,044	32,111
Hancock Holding Co.	812	25,399
Hanmi Financial Corp.	1,298	1,687
Home Bancshares Inc.	420	8,387
Huntington Bancshares Inc.(b)	11,294	18,748
Independent Bank Corp. (Massachusetts)	520	7,670
Independent Bank Corp. (Michigan)	690	1,615
International Bancshares Corp.	1,608	12,542
Irwin Financial Corp.(a)	671	1,308
KeyCorp	15,679	123,394
M&T Bank Corp.(b)	2,504	113,281
Marshall & Ilsley Corp.	8,121	45,721
Nara Bancorp Inc.	733	2,155
National Penn Bancshares Inc.	2,663	22,103
NBT Bancorp Inc.	1,035	22,397
Northern Trust Corp.	7,103	424,901

Old National Bancorp	2,234	24,954
PacWest Bancorp	855	12,252
PNC Financial Services Group Inc. (The)	13,645	399,662
PrivateBancorp Inc.(b)	878	12,696
Prosperity Bancshares Inc.	1,385	37,880
Provident Bankshares Corp.	1,021	7,198
Regions Financial Corp.	21,953	93,520
S&T Bancorp Inc.	739	15,674
Signature Bank(a)	1,213	34,243
South Financial Group Inc. (The)	2,504	2,754
State Street Corp.	13,817	425,287
Sterling Bancorp	582	5,762
Sterling Bancshares Inc.	2,243	14,669
Sterling Financial Corp. (Washington)	1,570	3,250
SunTrust Banks Inc.	11,293	132,580
Susquehanna Bancshares Inc.	2,650	24,724
SVB Financial Group(a)	983	19,670
Synovus Financial Corp.	8,672	28,184
TCF Financial Corp.	3,603	42,371
Tompkins Financial Corp.	221	9,503
TrustCo Bank Corp. NY	2,523	15,188
Trustmark Corp.	1,556	28,599
U.S. Bancorp	55,982	817,897
UCBH Holdings Inc.	3,114	4,702
UMB Financial Corp.	980	41,640
Umpqua Holdings Corp.	2,094	18,972
United Bancshares Inc.	1,238	21,343
United Community Banks Inc.(b)	1,177	4,896
Valley National Bancorp(b)	4,296	53,142
Webster Financial Corp.	1,806	7,675
Wells Fargo & Co.	135,163	1,924,721
Westamerica Bancorporation(b)	971	44,239
Whitney Holding Corp.	2,123	24,308
Wilmington Trust Corp.	2,143	20,766
Wilshire Bancorp Inc.	436	2,250
Wintrust Financial Corp.	829	10,197
Zions Bancorporation(b)	3,664	36,017

		8,952,146
BEVERAGES – 2.49%
Boston Beer Co. Inc. Class A(a)	306	6,383
Brown-Forman Corp. Class B	3,091	120,024
Coca-Cola Co. (The)	63,489	2,790,342
Coca-Cola Enterprises Inc.	9,973	131,544
Constellation Brands Inc. Class A(a)	6,324	75,256
Dr Pepper Snapple Group Inc.(a)	8,011	135,466
Green Mountain Coffee Roasters Inc.(a)(b)	570	27,360
Hansen Natural Corp.(a)(b)	2,252	81,072
Molson Coors Brewing Co. Class B	4,769	163,481

Peet’s Coffee & Tea Inc.(a)	491	10,615
Pepsi Bottling Group Inc.	4,372	96,796
PepsiAmericas Inc.	1,847	31,861
PepsiCo Inc.	49,638	2,555,364

		6,225,564
BIOTECHNOLOGY – 1.57%
Affymetrix Inc.(a)	2,239	7,322
Amgen Inc.(a)	32,979	1,633,120
ArQule Inc.(a)	1,114	4,612
Biogen Idec Inc.(a)	9,528	499,458
Bio-Rad Laboratories Inc. Class A(a)	591	38,947
Cambrex Corp.(a)	859	1,959
Celgene Corp.(a)	14,625	649,350
Charles River Laboratories International Inc.(a)	2,128	57,903
CryoLife Inc.(a)	729	3,776
Enzo Biochem Inc.(a)	864	3,473
Genzyme Corp.(a)	8,630	512,536
Integra LifeSciences Holdings Corp.(a)	587	14,517
Life Technologies Corp.(a)	5,584	181,368
Martek Biosciences Corp.	1,094	19,965
Millipore Corp.(a)	1,799	103,281
Regeneron Pharmaceuticals Inc.(a)	1,999	27,706
Savient Pharmaceuticals Inc.(a)	1,434	7,098
Vertex Pharmaceuticals Inc.(a)	5,534	158,992

		3,925,383
BUILDING MATERIALS – 0.14%
Apogee Enterprises Inc.	1,005	11,035
Drew Industries Inc.(a)	534	4,635
Eagle Materials Inc.	1,370	33,222
Lennox International Inc.	1,559	41,251
Martin Marietta Materials Inc.	1,292	102,456
Masco Corp.	11,335	79,118
NCI Building Systems Inc.(a)	694	1,541
Quanex Building Products Corp.	1,266	9,622
Simpson Manufacturing Co. Inc.(b)	1,157	20,849
Texas Industries Inc.(b)	873	21,825
Universal Forest Products Inc.	580	15,434

		340,988
CHEMICALS – 1.60%
A. Schulman Inc.	675	9,146
Air Products and Chemicals Inc.	6,707	377,269
Airgas Inc.	2,667	90,171
Albemarle Corp.	2,816	61,304
American Vanguard Corp.	644	8,308
Arch Chemicals Inc.	838	15,888
Ashland Inc.	2,101	21,703

Balchem Corp.	579	14,550
Cabot Corp.	1,999	21,009
CF Industries Holdings Inc.	1,517	107,904
Cytec Industries Inc.	1,549	23,266
Dow Chemical Co. (The)	29,534	248,972
E.I. du Pont de Nemours and Co.	28,763	642,278
Eastman Chemical Co.	2,370	63,516
Ecolab Inc.	5,296	183,930
FMC Corp.	2,269	97,885
H.B. Fuller Co.	1,547	20,111
International Flavors & Fragrances Inc.	2,481	75,571
Lubrizol Corp.	2,241	76,216
Minerals Technologies Inc.	546	17,499
NewMarket Corp.	342	15,151
Olin Corp.	2,338	33,363
OM Group Inc.(a)	983	18,992
Penford Corp.	395	1,434
PolyOne Corp.(a)	3,102	7,166
PPG Industries Inc.	5,186	191,363
Praxair Inc.	9,814	660,384
Quaker Chemical Corp.	395	3,136
Rohm and Haas Co.	4,010	316,148
RPM International Inc.	4,221	53,733
Sensient Technologies Corp.	1,560	36,660
Sherwin-Williams Co. (The)	3,188	165,680
Sigma-Aldrich Corp.	3,941	148,930
Stepan Co.	248	6,770
Terra Industries Inc.	3,241	91,040
Valspar Corp. (The)	3,249	64,883
Zep Inc.	719	7,355

		3,998,684
COAL – 0.18%
Arch Coal Inc.	4,588	61,342
CONSOL Energy Inc.	5,693	143,691
Massey Energy Co.	2,562	25,927
Patriot Coal Corp.(a)(b)	2,001	7,424
Peabody Energy Corp.	8,626	215,995

		454,379
COMMERCIAL SERVICES – 1.47%
Aaron Rents Inc.	1,784	47,561
ABM Industries Inc.	1,301	21,336
Administaff Inc.	728	15,383
Alliance Data Systems Corp.(a)(b)	1,837	67,877
American Public Education Inc.(a)	511	21,493
AMN Healthcare Services Inc.(a)	1,012	5,161
Apollo Group Inc. Class A(a)	3,398	266,165
Arbitron Inc.	814	12,218

Bankrate Inc.(a)(b)	377	9,406
Bowne & Co. Inc.	1,031	3,310
Brinks Home Security Holdings Inc.(a)	1,281	28,951
Capella Education Co.(a)	439	23,267
Career Education Corp.(a)	2,269	54,365
CDI Corp.	435	4,228
Chemed Corp.	677	26,335
Coinstar Inc.(a)	1,009	33,055
Consolidated Graphics Inc.(a)	399	5,075
Convergys Corp.(a)	3,916	31,641
Corinthian Colleges Inc.(a)	2,850	55,432
Corporate Executive Board Co. (The)	1,021	14,805
Corrections Corp. of America(a)	3,660	46,885
CorVel Corp.(a)	261	5,277
Cross Country Healthcare Inc.(a)	730	4,782
Deluxe Corp.	1,637	15,764
DeVry Inc.	1,988	95,782
Equifax Inc.	4,021	98,313
Forrester Research Inc.(a)	476	9,787
FTI Consulting Inc.(a)	1,624	80,356
Gartner Inc.(a)	1,729	19,036
GEO Group Inc. (The)(a)	1,588	21,041
Gevity HR Inc.	881	3,480
H&R Block Inc.	10,699	194,615
Healthcare Services Group Inc.	1,296	19,401
HealthSpring Inc.(a)	1,687	14,120
Heartland Payment Systems Inc.	802	5,301
Heidrick & Struggles International Inc.	398	7,061
Hewitt Associates Inc. Class A(a)	2,675	79,608
Hillenbrand Inc.	1,980	31,700
HMS Holdings Corp.(a)	879	28,919
Iron Mountain Inc.(a)	5,714	126,679
ITT Educational Services Inc.(a)(b)	997	121,056
Kelly Services Inc. Class A	687	5,530
Kendle International Inc.(a)	403	8,447
Korn/Ferry International(a)	1,202	10,890
Landauer Inc.	309	15,660
Lender Processing Services Inc.	2,752	84,239
Live Nation Inc.(a)	2,642	7,054
Manpower Inc.	2,515	79,298
MAXIMUS Inc.	573	22,840
McKesson Corp.	8,693	304,603
Midas Inc.(a)	396	3,136
Monster Worldwide Inc.(a)	4,074	33,203
Moody’s Corp.	6,136	140,637
MPS Group Inc.(a)	3,255	19,367
Navigant Consulting Inc.(a)	1,626	21,252
On Assignment Inc.(a)	1,005	2,724
PAREXEL International Corp.(a)	1,686	16,405

Pharmaceutical Product Development Inc.	3,750	88,950
Pre-Paid Legal Services Inc.(a)	160	4,645
Quanta Services Inc.(a)	6,240	133,848
R.R. Donnelley & Sons Co.	6,622	48,539
Rent-A-Center Inc.(a)	1,984	38,430
Rewards Network Inc.(a)	880	3,080
Robert Half International Inc.	4,714	84,051
Rollins Inc.	1,435	24,610
SAIC Inc.(a)	6,605	123,315
Service Corp. International	7,580	26,454
Sotheby’s Holdings Inc. Class A	2,201	19,809
Spherion Corp.(a)	1,992	4,143
StarTek Inc.(a)	402	1,246
Strayer Education Inc.	464	83,460
Ticketmaster Entertainment Inc.(a)	1,253	4,624
TrueBlue Inc.(a)	1,565	12,911
United Rentals Inc.(a)	1,779	7,490
Universal Technical Institute Inc.(a)	732	8,784
Viad Corp.	729	10,293
Volt Information Sciences Inc.(a)	436	2,899
Watson Wyatt Worldwide Inc.	1,381	68,180
Western Union Co.	22,544	283,378
Wright Express Corp.(a)	1,296	23,613

		3,658,064
COMPUTERS – 5.09%
Affiliated Computer Services Inc. Class A(a)	3,131	149,944
Agilysys Inc.	1,094	4,704
Apple Inc.(a)	28,404	2,985,828
CACI International Inc. Class A(a)	1,004	36,636
Cadence Design Systems Inc.(a)	8,141	34,192
Catapult Communications Corp.(a)	300	2,091
CIBER Inc.(a)	2,098	5,728
Cognizant Technology Solutions Corp. Class A(a)	9,437	196,195
Computer Sciences Corp.(a)	4,794	176,611
Dell Inc.(a)	55,126	522,594
Diebold Inc.	2,195	46,863
DST Systems Inc.(a)	1,288	44,591
EMC Corp.(a)	64,329	733,351
FactSet Research Systems Inc.(b)	1,379	68,936
Hewlett-Packard Co.	76,440	2,450,666
Hutchinson Technology Inc.(a)	864	2,246
Imation Corp.	1,108	8,476
Integral Systems Inc.(a)	544	4,678
International Business Machines Corp.	42,845	4,151,252
Jack Henry & Associates Inc.	2,556	41,714
Lexmark International Inc. Class A(a)	2,436	41,095
Manhattan Associates Inc.(a)	862	14,930
Mentor Graphics Corp.(a)	2,672	11,864

Mercury Computer Systems Inc.(a)	738	4,081
MICROS Systems Inc.(a)	2,547	47,756
MTS Systems Corp.	592	13,468
NCR Corp.(a)	4,861	38,645
NetApp Inc.(a)	10,678	158,462
Palm Inc.(a)(b)	4,156	35,825
Radiant Systems Inc.(a)	735	3,241
RadiSys Corp.(a)	586	3,551
SanDisk Corp.(a)	7,401	93,623
SRA International Inc. Class A(a)	1,281	18,831
Stratasys Inc.(a)	691	5,715
Sun Microsystems Inc.(a)	23,769	173,989
Sykes Enterprises Inc.(a)	950	15,799
Synaptics Inc.(a)(b)	1,154	30,881
Synopsys Inc.(a)	4,505	93,389
Teradata Corp.(a)	5,613	91,043
Tyler Technologies Inc.(a)	759	11,104
Western Digital Corp.(a)	6,991	135,206

		12,709,794
COSMETICS & PERSONAL CARE – 2.33%
Alberto-Culver Co.	2,799	63,285
Avon Products Inc.	13,686	263,182
Chattem Inc.(a)(b)	582	32,621
Colgate-Palmolive Co.	16,041	946,098
Estee Lauder Companies Inc. (The) Class A	3,693	91,032
Procter & Gamble Co. (The)	93,583	4,406,823

		5,803,041
DISTRIBUTION & WHOLESALE – 0.30%
Brightpoint Inc.(a)	1,812	7,755
Fastenal Co.(b)	4,071	130,903
Genuine Parts Co.	5,037	150,405
Ingram Micro Inc. Class A(a)	5,305	67,055
LKQ Corp.(a)	4,612	65,813
MWI Veterinary Supply Inc.(a)	395	11,250
Owens & Minor Inc.	1,302	43,135
Pool Corp.(b)	1,391	18,639
ScanSource Inc.(a)	826	15,347
Tech Data Corp.(a)	1,517	33,040
United Stationers Inc.(a)	816	22,913
W.W. Grainger Inc.	2,005	140,711
Watsco Inc.	954	32,465

		739,431
DIVERSIFIED FINANCIAL SERVICES – 3.88%
Affiliated Managers Group Inc.(a)	1,302	54,306
American Express Co.	37,314	508,590
AmeriCredit Corp.(a)(b)	3,937	23,071

Ameriprise Financial Inc.	7,067	144,803
Capital One Financial Corp.	12,444	152,315
Charles Schwab Corp. (The)	30,086	466,333
CIT Group Inc.	13,271	37,822
Citigroup Inc.(b)	175,643	444,377
CME Group Inc.	2,118	521,854
E*TRADE Financial Corp.(a)(b)	20,041	25,652
Eaton Vance Corp.	3,835	87,630
Federated Investors Inc. Class B	2,842	63,263
Financial Federal Corp.	871	18,448
Franklin Resources Inc.	4,795	258,307
Goldman Sachs Group Inc. (The)	14,729	1,561,569
Greenhill & Co. Inc.(b)	559	41,282
IntercontinentalExchange Inc.(a)	2,343	174,483
Invesco Ltd.	11,953	165,669
Investment Technology Group Inc.(a)	1,408	35,932
Janus Capital Group Inc.	5,183	34,467
Jefferies Group Inc.(b)	4,032	55,642
JPMorgan Chase & Co.	120,033	3,190,477
LaBranche & Co. Inc.(a)	1,988	7,435
Legg Mason Inc.	4,448	70,723
Morgan Stanley	34,250	779,873
NASDAQ OMX Group Inc. (The)(a)	4,303	84,253
National Financial Partners Corp.	1,281	4,099
NYSE Euronext Inc.	8,182	146,458
optionsXpress Holdings Inc.	1,436	16,327
Piper Jaffray Companies(a)	420	10,832
Portfolio Recovery Associates Inc.(a)	542	14,547
Raymond James Financial Inc.(b)	3,184	62,725
SLM Corp.(a)	14,735	72,938
Stifel Financial Corp.(a)	861	37,290
SWS Group Inc.	832	12,921
T. Rowe Price Group Inc.	8,110	234,055
TradeStation Group Inc.(a)	723	4,772
Waddell & Reed Financial Inc. Class A	2,684	48,500
World Acceptance Corp.(a)	586	10,021

		9,684,061
ELECTRIC – 3.88%
AES Corp. (The)(a)	21,521	125,037
Allegheny Energy Inc.	5,346	123,867
ALLETE Inc.	883	23,567
Alliant Energy Corp.	3,512	86,711
Ameren Corp.	6,706	155,512
American Electric Power Co. Inc.	13,020	328,885
Avista Corp.	1,663	22,916
Black Hills Corp.	1,125	20,126
CenterPoint Energy Inc.	10,908	113,770
Central Vermont Public Service Corp.	402	6,955

CH Energy Group Inc.	452	21,199
Cleco Corp.	1,816	39,389
CMS Energy Corp.	7,054	83,519
Consolidated Edison Inc.	8,775	347,578
Constellation Energy Group Inc.	6,330	130,778
Dominion Resources Inc.	18,671	578,614
DPL Inc.	3,758	84,705
DTE Energy Co.	5,151	142,683
Duke Energy Corp.	40,730	583,254
Dynegy Inc. Class A(a)	16,234	22,890
Edison International	10,403	299,710
El Paso Electric Co.(a)	1,566	22,065
Entergy Corp.	6,033	410,787
Exelon Corp.	20,996	953,008
FirstEnergy Corp.	9,752	376,427
FPL Group Inc.	13,022	660,606
Great Plains Energy Inc.	3,666	49,381
Hawaiian Electric Industries Inc.	2,909	39,970
IDACORP Inc.	1,410	32,938
Integrys Energy Group Inc.	2,420	63,017
MDU Resources Group Inc.	5,889	95,048
Northeast Utilities	5,504	118,831
NSTAR	3,461	110,337
NV Energy Inc.	7,699	72,294
OGE Energy Corp.	2,956	70,412
Pepco Holdings Inc.	6,878	85,837
PG&E Corp.	11,724	448,091
Pinnacle West Capital Corp.	3,187	84,647
PNM Resources Inc.	2,962	24,466
PPL Corp.	11,913	342,022
Progress Energy Inc.	8,842	320,611
Public Service Enterprise Group Inc.	16,204	477,532
SCANA Corp.	3,792	117,135
Southern Co.	24,775	758,611
TECO Energy Inc.	6,738	75,129
UIL Holdings Corp.	731	16,316
UniSource Energy Corp.	1,151	32,447
Westar Energy Inc.	3,550	62,232
Wisconsin Energy Corp.	3,776	155,458
Xcel Energy Inc.	14,435	268,924

		9,686,244
ELECTRICAL COMPONENTS & EQUIPMENT – 0.42%
Advanced Energy Industries Inc.(a)	1,007	7,583
AMETEK Inc.	3,404	106,443
Belden Inc.	1,416	17,714
C&D Technologies Inc.(a)(b)	861	1,593
Emerson Electric Co.	24,135	689,778
Energizer Holdings Inc.(a)	1,816	90,237

Greatbatch Inc.(a)(b)	694	13,429
Hubbell Inc. Class B	1,851	49,903
Littelfuse Inc.(a)	730	8,023
Magnetek Inc.(a)	1,114	2,005
Molex Inc.	4,576	62,874
Vicor Corp.	693	3,389

		1,052,971
ELECTRONICS – 0.83%
Agilent Technologies Inc.(a)	11,205	172,221
American Science and Engineering Inc.	280	15,624
Amphenol Corp. Class A	5,405	153,988
Analogic Corp.	437	13,993
Arrow Electronics Inc.(a)	3,884	74,029
Avnet Inc.(a)	4,903	85,852
Axsys Technologies Inc.(a)	286	12,023
Bel Fuse Inc. Class B	395	5,309
Benchmark Electronics Inc.(a)	2,233	25,010
Brady Corp. Class A	1,705	30,059
Checkpoint Systems Inc.(a)	1,297	11,634
CTS Corp.	1,154	4,166
Cubic Corp.	574	14,539
Cymer Inc.(a)(b)	862	19,188
Daktronics Inc.	986	6,458
Dionex Corp.(a)	540	25,515
Electro Scientific Industries Inc.(a)	966	5,719
FARO Technologies Inc.(a)	554	7,446
FEI Co.(a)	1,145	17,667
FLIR Systems Inc.(a)	4,818	98,673
Gentex Corp.	4,164	41,473
II-VI Inc.(a)	821	14,105
Itron Inc.(a)	1,175	55,636
Jabil Circuit Inc.	6,683	37,157
Keithley Instruments Inc.	552	1,871
LoJack Corp.(a)	584	2,646
Methode Electronics Inc.	1,153	4,128
Mettler-Toledo International Inc.(a)	1,073	55,077
National Instruments Corp.	1,838	34,279
Park Electrochemical Corp.	677	11,699
PerkinElmer Inc.	3,742	47,785
Plexus Corp.(a)	1,131	15,630
Rogers Corp.(a)	569	10,743
Sonic Solutions Inc.(a)	733	880
Technitrol Inc.	1,304	2,230
Thermo Fisher Scientific Inc.(a)	13,421	478,727
Thomas & Betts Corp.(a)	1,719	43,009
Trimble Navigation Ltd.(a)	3,790	57,911
TTM Technologies Inc.(a)	1,135	6,583
Tyco Electronics Ltd.	14,505	160,135

Varian Inc.(a)	839	19,918
Vishay Intertechnology Inc.(a)	5,905	20,549
Waters Corp.(a)	3,038	112,254
Watts Water Technologies Inc. Class A	861	16,841
Woodward Governor Co.	1,667	18,637

		2,069,016
ENERGY - ALTERNATE SOURCES – 0.00%
Headwaters Inc.(a)	1,276	4,007

		4,007
ENGINEERING & CONSTRUCTION – 0.32%
AECOM Technology Corp.(a)	2,816	73,441
Dycom Industries Inc.(a)	1,400	8,106
EMCOR Group Inc.(a)	2,098	36,023
Fluor Corp.	5,755	198,835
Granite Construction Inc.	1,021	38,267
Insituform Technologies Inc. Class A(a)	1,254	19,613
Jacobs Engineering Group Inc.(a)	3,934	152,088
KBR Inc.	5,009	69,174
Shaw Group Inc. (The)(a)	2,736	74,994
Stanley Inc.(a)	428	10,867
URS Corp.(a)	2,683	108,420

		789,828
ENTERTAINMENT – 0.10%
DreamWorks Animation SKG Inc. Class A(a)	2,361	51,092
International Game Technology	9,225	85,055
International Speedway Corp. Class A	868	19,148
Macrovision Solutions Corp.(a)	2,543	45,240
Pinnacle Entertainment Inc.(a)	1,834	12,911
Scientific Games Corp. Class A(a)	2,137	25,879
Shuffle Master Inc.(a)	2,267	6,506

		245,831
ENVIRONMENTAL CONTROL – 0.36%
Calgon Carbon Corp.(a)	1,826	25,874
Clean Harbors Inc.(a)	644	30,912
Darling International Inc.(a)	2,672	9,913
Mine Safety Appliances Co.	969	19,399
Republic Services Inc.	10,200	174,930
Stericycle Inc.(a)	2,674	127,630
Tetra Tech Inc.(a)	1,854	37,785
Waste Connections Inc.(a)	2,539	65,252
Waste Management Inc.	15,654	400,742

		892,437
FOOD – 2.12%
Cal-Maine Foods Inc.(b)	402	9,001

Campbell Soup Co.	6,491	177,594
ConAgra Foods Inc.	14,169	239,031
Corn Products International Inc.	2,388	50,626
Dean Foods Co.(a)	5,007	90,527
Diamond Foods Inc.	524	14,635
Flowers Foods Inc.	2,610	61,283
General Mills Inc.	10,458	521,645
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,229	6,526
H.J. Heinz Co.	10,070	332,914
Hain Celestial Group Inc.(a)	1,255	17,871
Hershey Co. (The)	5,350	185,913
Hormel Foods Corp.	2,303	73,028
J&J Snack Foods Corp.	431	14,908
J.M. Smucker Co. (The)	3,754	139,912
Kellogg Co.	8,079	295,934
Kraft Foods Inc. Class A	46,868	1,044,688
Kroger Co. (The)	20,839	442,204
Lance Inc.	986	20,529
McCormick & Co. Inc. NVS	4,166	123,189
Nash Finch Co.	406	11,405
Ralcorp Holdings Inc.(a)	1,811	97,577
Ruddick Corp.	1,309	29,387
Safeway Inc.	13,627	275,129
Sanderson Farms Inc.	534	20,052
Sara Lee Corp.	21,980	177,598
Smithfield Foods Inc.(a)	3,881	36,714
Spartan Stores Inc.	702	10,818
SUPERVALU Inc.	6,822	97,418
Sysco Corp.	18,796	428,549
Tootsie Roll Industries Inc.	964	20,938
TreeHouse Foods Inc.(a)	1,007	28,992
Tyson Foods Inc. Class A	9,624	90,369
United Natural Foods Inc.(a)	1,304	24,737
Whole Foods Market Inc.(b)	4,625	77,700

		5,289,341
FOREST PRODUCTS & PAPER – 0.28%
Buckeye Technologies Inc.(a)	1,257	2,677
Clearwater Paper Corp.(a)	371	2,979
Deltic Timber Corp.	280	11,035
International Paper Co.	13,767	96,920
Louisiana-Pacific Corp.	2,536	5,655
MeadWestvaco Corp.	5,437	65,190
Neenah Paper Inc.	542	1,967
Plum Creek Timber Co. Inc.	5,196	151,048
Potlatch Corp.	1,274	29,544
Rayonier Inc.	2,478	74,885
Rock-Tenn Co. Class A	1,154	31,216
Schweitzer-Mauduit International Inc.	446	8,233

Temple-Inland Inc.	3,521	18,908
Wausau Paper Corp.	1,707	8,979
Weyerhaeuser Co.	6,673	183,975

		693,211
GAS – 0.47%
AGL Resources Inc.	2,501	66,352
Atmos Energy Corp.	3,022	69,869
Energen Corp.	2,343	68,252
Laclede Group Inc. (The)	729	28,416
New Jersey Resources Corp.	1,407	47,810
Nicor Inc.	1,410	46,854
NiSource Inc.	8,855	86,779
Northwest Natural Gas Co.	864	37,515
Piedmont Natural Gas Co.	2,401	62,162
Sempra Energy	7,813	361,273
South Jersey Industries Inc.	973	34,055
Southern Union Co.	3,819	58,125
Southwest Gas Corp.	1,309	27,581
UGI Corp.	3,377	79,731
Vectren Corp.	2,531	53,379
WGL Holdings Inc.	1,666	54,645

		1,182,798
HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	1,439	20,851
Black & Decker Corp. (The)	1,952	61,605
Kennametal Inc.	2,215	35,905
Lincoln Electric Holdings Inc.	1,390	44,049
Regal Beloit Corp.	988	30,272
Snap-On Inc.	1,805	45,306
Stanley Works (The)	2,575	74,984

		312,972
HEALTH CARE - PRODUCTS – 4.41%
Abaxis Inc.(a)	715	12,327
American Medical Systems Holdings Inc.(a)	2,336	26,046
Baxter International Inc.	19,549	1,001,300
Beckman Coulter Inc.	2,045	104,315
Becton, Dickinson and Co.	7,654	514,655
Boston Scientific Corp.(a)	48,061	382,085
C.R. Bard Inc.	3,185	253,908
CONMED Corp.(a)	1,004	14,468
Cooper Companies Inc. (The)	1,417	37,465
Covidien Ltd.	16,118	535,762
Cyberonics Inc.(a)	736	9,767
DENTSPLY International Inc.	4,765	127,940
Edwards Lifesciences Corp.(a)	1,814	109,983
Gen-Probe Inc.(a)	1,626	74,113

Haemonetics Corp.(a)	843	46,432
Henry Schein Inc.(a)	2,828	113,148
Hill-Rom Holdings Inc.	1,980	19,582
Hologic Inc.(a)	8,347	109,262
ICU Medical Inc.(a)	435	13,972
IDEXX Laboratories Inc.(a)(b)	1,852	64,042
Immucor Inc.(a)	2,321	58,373
Intuitive Surgical Inc.(a)(b)	1,259	120,058
Invacare Corp.	1,094	17,537
Johnson & Johnson	88,309	4,645,053
Kensey Nash Corp.(a)	396	8,423
Kinetic Concepts Inc.(a)	1,805	38,122
LCA-Vision Inc.	689	2,005
Masimo Corp.(a)	1,518	43,992
Medtronic Inc.	35,667	1,051,106
Meridian Bioscience Inc.	1,384	25,078
Merit Medical Systems Inc.(a)	843	10,293
Natus Medical Inc.(a)	863	7,344
Osteotech Inc.(a)	677	2,363
Palomar Medical Technologies Inc.(a)	552	4,008
Patterson Companies Inc.(a)	2,799	52,789
PSS World Medical Inc.(a)(b)	1,792	25,715
ResMed Inc.(a)	2,424	85,664
St. Jude Medical Inc.(a)	11,009	399,957
Steris Corp.	1,788	41,625
Stryker Corp.	7,540	256,662
SurModics Inc.(a)	536	9,782
Symmetry Medical Inc.(a)	1,136	7,168
TECHNE Corp.	1,155	63,190
Thoratec Corp.(a)	1,788	45,934
Varian Medical Systems Inc.(a)	4,020	122,369
West Pharmaceutical Services Inc.	1,105	36,255
Zimmer Holdings Inc.(a)	7,048	257,252
Zoll Medical Corp.(a)	700	10,052

		11,018,741
HEALTH CARE - SERVICES – 1.30%
Aetna Inc.	14,448	351,520
Air Methods Corp.(a)	390	6,595
Almost Family Inc.(a)	203	3,875
Amedisys Inc.(a)	804	22,102
AMERIGROUP Corp.(a)	1,699	46,790
AmSurg Corp.(a)	986	15,628
Bio-Reference Laboratories Inc.(a)	369	7,716
Centene Corp.(a)	1,406	25,336
Community Health Systems Inc.(a)	3,082	47,278
Covance Inc.(a)	1,968	70,120
Coventry Health Care Inc.(a)	4,602	59,550
DaVita Inc.(a)	3,356	147,496

Gentiva Health Services Inc.(a)	827	12,570
Health Management Associates Inc. Class A(a)	7,690	19,840
Health Net Inc.(a)	3,166	45,844
Healthways Inc.(a)	1,116	9,787
Humana Inc.(a)	5,309	138,459
Kindred Healthcare Inc.(a)	1,010	15,100
Laboratory Corp. of America Holdings(a)	3,497	204,540
LHC Group Inc.(a)	527	11,742
LifePoint Hospitals Inc.(a)(b)	1,551	32,354
Lincare Holdings Inc.(a)(b)	2,392	52,146
Magellan Health Services Inc.(a)	1,104	40,230
MedCath Corp.(a)	411	2,988
Mednax Inc.(a)	1,402	41,317
Molina Healthcare Inc.(a)	437	8,312
Odyssey Healthcare Inc.(a)	1,255	12,174
Psychiatric Solutions Inc.(a)	1,702	26,772
Quest Diagnostics Inc.	4,898	232,557
RehabCare Group Inc.(a)	545	9,505
Res-Care Inc.(a)	678	9,872
Tenet Healthcare Corp.(a)	12,425	14,413
UnitedHealth Group Inc.	38,753	811,100
Universal Health Services Inc. Class B	1,517	58,162
WellCare Health Plans Inc.(a)	1,378	15,503
WellPoint Inc.(a)	15,898	603,647

		3,232,940
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	5,933	88,342

		88,342
HOME BUILDERS – 0.21%
Centex Corp.	3,991	29,933
D.R. Horton Inc.	8,957	86,883
KB Home	2,541	33,490
Lennar Corp. Class A	4,497	33,772
M.D.C. Holdings Inc.	1,110	34,565
M/I Homes Inc.(b)	423	2,957
Meritage Homes Corp.(a)	870	9,935
NVR Inc.(a)	183	78,278
Pulte Homes Inc.	6,849	74,860
Ryland Group Inc.	1,429	23,807
Skyline Corp.	260	4,943
Standard-Pacific Corp.(a)	2,907	2,558
Thor Industries Inc.(b)	1,120	17,494
Toll Brothers Inc.(a)	4,237	76,944
Winnebago Industries Inc.	1,017	5,400

		515,819

HOME FURNISHINGS – 0.05%
Audiovox Corp. Class A(a)	586	2,010
Ethan Allen Interiors Inc.	1,018	11,463
Harman International Industries Inc.	1,860	25,166
La-Z-Boy Inc.	1,800	2,250
Universal Electronics Inc.(a)	449	8,127
Whirlpool Corp.	2,285	67,613

		116,629
HOUSEHOLD PRODUCTS & WARES – 0.53%
American Greetings Corp. Class A	1,385	7,008
Avery Dennison Corp.	3,597	80,357
Blyth Inc.	215	5,618
Central Garden & Pet Co. Class A(a)	2,336	17,567
Church & Dwight Co. Inc.	2,219	115,898
Clorox Co. (The)	4,468	230,013
Fortune Brands Inc.	4,764	116,956
Fossil Inc.(a)	1,523	23,911
Helen of Troy Ltd.(a)	965	13,269
Kimberly-Clark Corp.	13,238	610,404
Russ Berrie and Co. Inc.(a)	394	520
Scotts Miracle-Gro Co. (The) Class A	1,440	49,968
Standard Register Co. (The)	445	2,038
Tupperware Brands Corp.	1,939	32,944
WD-40 Co.	550	13,277

		1,319,748
HOUSEWARES – 0.04%
National Presto Industries Inc.	144	8,785
Newell Rubbermaid Inc.	8,848	56,450
Toro Co. (The)	1,145	27,686

		92,921
INSURANCE – 2.48%
Aflac Inc.	14,842	287,341
Allstate Corp. (The)	17,118	327,810
American Financial Group Inc.	2,502	40,157
American International Group Inc.(b)	87,201	87,201
American Physicians Capital Inc.	257	10,516
Amerisafe Inc.(a)	597	9,146
Aon Corp.	8,765	357,787
Arthur J. Gallagher & Co.	3,064	52,088
Assurant Inc.	3,749	81,653
Brown & Brown Inc.	3,652	69,059
Chubb Corp.	11,223	474,957
CIGNA Corp.	8,720	153,385
Cincinnati Financial Corp.	5,087	116,340
Delphi Financial Group Inc. Class A	1,423	19,154
eHealth Inc.(a)	802	12,840
Everest Re Group Ltd.	1,973	139,688

Fidelity National Financial Inc.	6,887	134,365
First American Corp.	3,045	80,723
Genworth Financial Inc. Class A	13,715	26,059
Hanover Insurance Group Inc. (The)	1,666	48,014
Hartford Financial Services Group Inc. (The)	10,242	80,400
HCC Insurance Holdings Inc.	3,611	90,961
Horace Mann Educators Corp.	1,413	11,827
Infinity Property and Casualty Corp.	450	15,269
Lincoln National Corp.	8,111	54,263
Loews Corp.	11,596	256,272
Marsh & McLennan Companies Inc.	16,358	331,250
MBIA Inc.(a)	5,002	22,909
Mercury General Corp.	1,152	34,214
MetLife Inc.	26,024	592,566
Navigators Group Inc. (The)(a)	434	20,476
Old Republic International Corp.	7,444	80,544
Presidential Life Corp.	692	5,391
Principal Financial Group Inc.	8,263	67,591
ProAssurance Corp.(a)	1,017	47,413
Progressive Corp. (The)(a)	21,608	290,412
Protective Life Corp.	2,234	11,729
Prudential Financial Inc.	13,446	255,743
Reinsurance Group of America Inc.	2,260	73,201
RLI Corp.	546	27,409
Safety Insurance Group Inc.	586	18,213
Selective Insurance Group Inc.	1,793	21,803
StanCorp Financial Group Inc.	1,545	35,195
Stewart Information Services Corp.	677	13,202
Torchmark Corp.	2,758	72,342
Tower Group Inc.	1,086	26,748
Travelers Companies Inc. (The)	18,651	757,977
United Fire & Casualty Co.	675	14,823
Unitrin Inc.	1,662	23,235
Unum Group	10,459	130,738
W.R. Berkley Corp.	4,354	98,183
XL Capital Ltd. Class A	10,866	59,328
Zenith National Insurance Corp.	1,239	29,872

		6,199,782
INTERNET – 2.30%
Akamai Technologies Inc.(a)	5,478	106,273
Amazon.com Inc.(a)	10,282	755,110
Avocent Corp.(a)	1,564	18,987
Blue Coat Systems Inc.(a)	1,130	13,571
Blue Nile Inc.(a)(b)	437	13,176
comScore Inc.(a)	585	7,073
CyberSource Corp.(a)	2,105	31,175
DealerTrack Holdings Inc.(a)	1,439	18,851
Digital River Inc.(a)	1,103	32,891

eBay Inc.(a)	34,599	434,563
eResearch Technology Inc.(a)	1,380	7,259
Expedia Inc.(a)	6,756	61,344
F5 Networks Inc.(a)	2,635	55,203
Google Inc. Class A(a)	7,644	2,660,571
InfoSpace Inc.(a)	880	4,576
j2 Global Communications Inc.(a)	1,533	33,557
Knot Inc. (The)(a)	876	7,183
McAfee Inc.(a)	4,895	163,983
Netflix Inc.(a)(b)	1,277	54,809
NutriSystem Inc.	1,109	15,825
PCTEL Inc.	729	3,135
Perficient Inc.(a)	974	5,260
Priceline.com Inc.(a)	1,319	103,911
Stamps.com Inc.(a)	288	2,794
Symantec Corp.(a)	26,166	390,920
United Online Inc.	2,813	12,546
ValueClick Inc.(a)	2,474	21,054
VeriSign Inc.(a)	6,146	115,975
Websense Inc.(a)	1,560	18,720
Yahoo! Inc.(a)	44,471	569,674

		5,739,969
INVESTMENT COMPANIES – 0.01%
Apollo Investment Corp.	4,578	15,931

		15,931
IRON & STEEL – 0.30%
AK Steel Holding Corp.	3,501	24,927
Allegheny Technologies Inc.	3,117	68,356
Carpenter Technology Corp.	1,277	18,031
Cliffs Natural Resources Inc.	3,663	66,520
Gibraltar Industries Inc.	975	4,602
Nucor Corp.	10,064	384,143
Olympic Steel Inc.	289	4,384
Reliance Steel & Aluminum Co.	2,093	55,109
Steel Dynamics Inc.	5,358	47,204
United States Steel Corp.	3,753	79,301

		752,577
LEISURE TIME – 0.21%
Arctic Cat Inc.	405	1,551
Brunswick Corp.	3,066	10,578
Callaway Golf Co.	2,246	16,126
Carnival Corp.	14,011	302,638
Harley-Davidson Inc.	7,528	100,800
Interval Leisure Group Inc.(a)	1,253	6,641
Life Time Fitness Inc.(a)(b)	1,023	12,849
Multimedia Games Inc.(a)	880	1,892

Nautilus Inc.(a)	1,097	691
Polaris Industries Inc.	1,097	23,520
WMS Industries Inc.(a)	1,685	35,233

		512,519
LODGING – 0.12%
Boyd Gaming Corp.(b)	1,968	7,341
Marcus Corp.	729	6,197
Marriott International Inc. Class A	9,242	151,199
Monarch Casino & Resort Inc.(a)	316	1,631
Starwood Hotels & Resorts Worldwide Inc.	5,979	75,933
Wyndham Worldwide Corp.	5,727	24,053
Wynn Resorts Ltd.(a)(b)	2,194	43,814

		310,168
MACHINERY – 0.77%
AGCO Corp.(a)	2,959	57,996
Albany International Corp. Class A	719	6,507
Applied Industrial Technologies Inc.	1,157	19,519
Astec Industries Inc.(a)	572	15,004
Briggs & Stratton Corp.	1,703	28,100
Bucyrus International Inc.	2,368	35,946
Cascade Corp.	317	5,589
Caterpillar Inc.	19,252	538,286
Cognex Corp.	1,119	14,939
Cummins Inc.	6,480	164,916
Deere & Co.	13,463	442,529
Flowserve Corp.	1,816	101,914
Gardner Denver Inc.(a)	1,708	37,132
Gerber Scientific Inc.(a)	838	2,003
Graco Inc.	1,946	33,218
IDEX Corp.	2,545	55,659
Intermec Inc.(a)	1,543	16,047
Intevac Inc.(a)	690	3,595
Joy Global Inc.	3,173	67,585
Lindsay Corp.(b)	401	10,827
Manitowoc Co. Inc. (The)	4,237	13,855
Nordson Corp.	1,120	31,842
Robbins & Myers Inc.	1,019	15,458
Rockwell Automation Inc.	4,450	97,188
Terex Corp.(a)	2,983	27,593
Wabtec Corp.	1,586	41,839
Zebra Technologies Corp. Class A(a)	1,980	37,660

		1,922,746
MANUFACTURING – 3.26%
A.O. Smith Corp.	695	17,500
Actuant Corp. Class A	1,789	18,480
Acuity Brands Inc.	1,275	28,739

AptarGroup Inc.	2,222	69,193
AZZ Inc.(a)	404	10,662
Barnes Group Inc.	1,524	16,292
Brink’s Co. (The)	1,281	33,895
Carlisle Companies Inc.	1,965	38,573
Ceradyne Inc.(a)	840	15,229
CLARCOR Inc.	1,680	42,319
Cooper Industries Ltd. Class A	5,264	136,127
Crane Co.	1,637	27,633
Danaher Corp.	8,132	440,917
Donaldson Co. Inc.	2,480	66,563
Dover Corp.	5,875	154,983
Eastman Kodak Co.	8,850	33,630
Eaton Corp.	5,221	192,446
EnPro Industries Inc.(a)	692	11,833
ESCO Technologies Inc.(a)	838	32,431
Federal Signal Corp.	1,656	8,727
General Electric Co.	337,296	3,410,063
Griffon Corp.(a)	1,651	12,383
Harsco Corp.	2,463	54,605
Honeywell International Inc.	23,397	651,840
Illinois Tool Works Inc.	12,242	377,666
Ingersoll-Rand Co. Ltd. Class A	10,260	141,588
ITT Corp.	5,830	224,280
Lancaster Colony Corp.	675	27,999
Leggett & Platt Inc.	4,837	62,833
Lydall Inc.(a)	445	1,322
Matthews International Corp. Class A	949	27,341
Myers Industries Inc.	1,005	6,171
Pall Corp.	3,796	77,552
Parker Hannifin Corp.	5,087	172,856
Pentair Inc.	3,229	69,972
Roper Industries Inc.	2,826	119,964
SPX Corp.	1,544	72,583
Standex International Corp.	404	3,717
Sturm, Ruger & Co. Inc.(a)	421	5,191
Teleflex Inc.	1,269	49,605
Textron Inc.	7,549	43,331
3M Co.	22,129	1,100,254
Tredegar Corp.	708	11,562
Trinity Industries Inc.	2,552	23,325

		8,144,175
MEDIA – 2.04%
Belo Corp. Class A	2,818	1,719
CBS Corp. Class B	21,824	83,804
Comcast Corp. Class A	91,879	1,253,230
DIRECTV Group Inc. (The)(a)	16,868	384,422
E.W. Scripps Co. (The) Class A	987	1,332

Gannett Co. Inc.	7,173	15,781
John Wiley & Sons Inc. Class A	1,414	42,109
McGraw-Hill Companies Inc. (The)	10,052	229,889
Meredith Corp.(b)	1,021	16,989
New York Times Co. (The) Class A(b)	3,383	15,291
News Corp. Class A	73,361	485,650
Scholastic Corp.	977	14,723
Scripps Networks Interactive Inc. Class A	2,777	62,510
Time Warner Cable Inc.	11,243	278,826
Time Warner Inc.	38,145	736,198
Viacom Inc. Class B(a)	19,489	338,719
Walt Disney Co. (The)	59,209	1,075,235
Washington Post Co. (The) Class B	188	67,135

		5,103,562
METAL FABRICATE & HARDWARE – 0.19%
A.M. Castle & Co.	404	3,604
CIRCOR International Inc.	544	12,251
Commercial Metals Co.	3,542	40,910
Kaydon Corp.	1,010	27,603
Lawson Products Inc.	153	1,862
Mueller Industries Inc.	1,258	27,286
Precision Castparts Corp.	4,458	267,034
Timken Co. (The)	2,810	39,228
Valmont Industries Inc.	573	28,770
Worthington Industries Inc.	1,917	16,697

		465,245
MINING – 0.65%
Alcoa Inc.	30,411	223,217
AMCOL International Corp.	715	10,611
Brush Engineered Materials Inc.(a)	677	9,390
Century Aluminum Co.(a)	1,139	2,403
Freeport-McMoRan Copper & Gold Inc.	13,132	500,461
Newmont Mining Corp.	15,571	696,958
RTI International Metals Inc.(a)	721	8,436
Titanium Metals Corp.	2,973	16,262
Vulcan Materials Co.	3,501	155,059

		1,622,797
MISCELLANEOUS - MANUFACTURING – 0.00%
John Bean Technologies Corp.	864	9,037

		9,037
OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	6,619	154,554
Xerox Corp.	27,739	126,212

		280,766

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	1,796	19,145
HNI Corp.(b)	1,269	13,198
Interface Inc. Class A	1,703	5,092

		37,435
OIL & GAS – 10.32%
Anadarko Petroleum Corp.	14,636	569,194
Apache Corp.	10,678	684,353
Atwood Oceanics Inc.(a)	1,779	29,514
Bill Barrett Corp.(a)	1,091	24,264
Cabot Oil & Gas Corp.	3,377	79,596
Chesapeake Energy Corp.	18,007	307,199
Chevron Corp.	64,007	4,303,831
Cimarex Energy Co.	2,683	49,314
Comstock Resources Inc.(a)	1,443	43,001
ConocoPhillips	47,212	1,848,822
Denbury Resources Inc.(a)	7,949	118,122
Devon Energy Corp.	14,133	631,604
Diamond Offshore Drilling Inc.	2,218	139,423
Encore Acquisition Co.(a)	1,704	39,652
ENSCO International Inc.	4,582	120,965
EOG Resources Inc.	7,995	437,806
EQT Corp.	4,234	132,651
Exxon Mobil Corp.	157,696	10,739,098
Forest Oil Corp.(a)	3,104	40,818
Frontier Oil Corp.	3,226	41,261
Helmerich & Payne Inc.	3,378	76,917
Hess Corp.	9,051	490,564
Holly Corp.	1,290	27,348
Marathon Oil Corp.	22,558	593,050
Mariner Energy Inc.(a)	2,786	21,592
Murphy Oil Corp.	6,068	271,664
Nabors Industries Ltd.(a)	8,996	89,870
Newfield Exploration Co.(a)	4,234	96,112
Noble Energy Inc.	5,502	296,448
Occidental Petroleum Corp.	25,845	1,438,274
Patterson-UTI Energy Inc.	5,042	45,176
Penn Virginia Corp.	1,286	14,120
Petroleum Development Corp.(a)	551	6,507
PetroQuest Energy Inc.(a)	1,423	3,415
Pioneer Drilling Co.(a)	1,661	5,448
Pioneer Natural Resources Co.	3,793	62,471
Plains Exploration & Production Co.(a)	3,393	58,461
Pride International Inc.(a)	5,647	101,533
Quicksilver Resources Inc.(a)(b)	3,642	20,177
Range Resources Corp.	4,983	205,100
Rowan Companies Inc.	3,597	43,056
Southwestern Energy Co.(a)	10,944	324,927

St. Mary Land & Exploration Co.	1,975	26,129
Stone Energy Corp.(a)	1,107	3,686
Sunoco Inc.	3,672	97,235
Swift Energy Co.(a)	966	7,052
Tesoro Corp.	4,515	60,817
Unit Corp.(a)	1,527	31,945
Valero Energy Corp.	16,369	293,005
XTO Energy Inc.	18,491	566,194

		25,758,781
OIL & GAS SERVICES – 1.43%
Baker Hughes Inc.	9,849	281,189
Basic Energy Services Inc.(a)	725	4,691
BJ Services Co.	9,364	93,172
Cameron International Corp.(a)	6,957	152,567
CARBO Ceramics Inc.	686	19,510
Dril-Quip Inc.(a)	953	29,257
Exterran Holdings Inc.(a)	2,120	33,962
FMC Technologies Inc.(a)	4,083	128,084
Gulf Island Fabrication Inc.	389	3,116
Halliburton Co.	28,767	445,026
Helix Energy Solutions Group Inc.(a)	2,967	15,250
Hornbeck Offshore Services Inc.(a)	825	12,573
ION Geophysical Corp.(a)	2,924	4,561
Lufkin Industries Inc.	531	20,114
Matrix Service Co.(a)	738	6,066
NATCO Group Inc. Class A(a)	569	10,771
National Oilwell Varco Inc.(a)	13,352	383,336
Oceaneering International Inc.(a)	1,716	63,269
Oil States International Inc.(a)	1,553	20,841
Schlumberger Ltd.	38,146	1,549,491
SEACOR Holdings Inc.(a)	677	39,476
Smith International Inc.	6,982	149,973
Superior Energy Services Inc.(a)	2,617	33,733
Superior Well Services Inc.(a)	540	2,770
Tetra Technologies Inc.(a)	2,270	7,378
Tidewater Inc.	1,712	63,567

		3,573,743
PACKAGING & CONTAINERS – 0.22%
Ball Corp.	2,962	128,551
Bemis Co. Inc.	3,249	68,132
Greif Inc. Class A	1,021	33,989
Owens-Illinois Inc.(a)	5,314	76,734
Packaging Corp. of America	3,373	43,916
Pactiv Corp.(a)	4,075	59,454
Sealed Air Corp.	5,143	70,973
Sonoco Products Co.	3,216	67,472

		549,221

PHARMACEUTICALS – 6.98%
Abbott Laboratories	49,290	2,351,133
Allergan Inc.	9,837	469,815
AmerisourceBergen Corp.	4,806	156,964
Bristol-Myers Squibb Co.	63,137	1,383,963
Cardinal Health Inc.	11,459	360,729
Catalyst Health Solutions Inc.(a)	1,271	25,191
Cephalon Inc.(a)(b)	2,201	149,888
Cubist Pharmaceuticals Inc.(a)	1,858	30,397
Eli Lilly and Co.	32,251	1,077,506
Endo Pharmaceuticals Holdings Inc.(a)	3,638	64,320
Express Scripts Inc.(a)	7,884	364,004
Forest Laboratories Inc.(a)	9,667	212,287
Gilead Sciences Inc.(a)	29,056	1,345,874
Hospira Inc.(a)	5,065	156,306
King Pharmaceuticals Inc.(a)	7,873	55,662
Mannatech Inc.(b)	539	1,795
Medco Health Solutions Inc.(a)	15,693	648,749
Medicis Pharmaceutical Corp. Class A	1,813	22,427
Merck & Co. Inc.	67,225	1,798,269
Mylan Inc.(a)(b)	9,792	131,311
NBTY Inc.(a)	1,821	25,640
Neogen Corp.(a)	470	10,260
Noven Pharmaceuticals Inc.(a)	838	7,944
Omnicare Inc.	3,402	83,315
OSI Pharmaceuticals Inc.(a)	1,851	70,819
Par Pharmaceutical Companies Inc.(a)	1,151	10,900
Perrigo Co.	2,549	63,292
PetMed Express Inc.(a)	736	12,129
Pfizer Inc.	215,138	2,930,180
PharMerica Corp.(a)	874	14,543
Salix Pharmaceuticals Ltd.(a)	1,566	14,877
Schering-Plough Corp.	51,876	1,221,680
Sepracor Inc.(a)	3,538	51,867
Theragenics Corp.(a)	1,114	1,359
United Therapeutics Corp.(a)	718	47,453
Valeant Pharmaceuticals International(a)	2,650	47,144
VCA Antech Inc.(a)	2,675	60,321
ViroPharma Inc.(a)	2,667	14,002
Watson Pharmaceuticals Inc.(a)	3,422	106,458
Wyeth	42,466	1,827,737

		17,428,510
PIPELINES – 0.39%
El Paso Corp.	22,501	140,631
National Fuel Gas Co.	2,547	78,116
ONEOK Inc.	3,411	77,191
Questar Corp.	5,562	163,690

Spectra Energy Corp.	20,609	291,411
Williams Companies Inc. (The)	18,432	209,756

		960,795
REAL ESTATE – 0.02%
CB Richard Ellis Group Inc. Class A(a)	7,042	28,379
Forestar Group Inc.(a)	1,151	8,805
Jones Lang LaSalle Inc.	1,010	23,493

		60,677
REAL ESTATE INVESTMENT TRUSTS – 1.17%
Acadia Realty Trust	1,044	11,077
Alexandria Real Estate Equities Inc.	1,252	45,573
AMB Property Corp.	4,455	64,152
Apartment Investment and Management Co. Class A	3,828	20,977
AvalonBay Communities Inc.	2,549	119,956
BioMed Realty Trust Inc.	2,472	16,735
Boston Properties Inc.	3,925	137,493
BRE Properties Inc. Class A	1,689	33,155
Camden Property Trust	1,677	36,190
Cedar Shopping Centers Inc.	1,414	2,460
Colonial Properties Trust	1,520	5,791
Cousins Properties Inc.	707	4,553
DiamondRock Hospitality Co.	3,121	12,515
Duke Realty Corp.	4,585	25,218
EastGroup Properties Inc.	726	20,379
Entertainment Properties Trust	1,012	15,949
Equity One Inc.(b)	1,143	13,933
Equity Residential	8,735	160,287
Essex Property Trust Inc.	861	49,370
Extra Space Storage Inc.	2,692	14,833
Federal Realty Investment Trust	1,860	85,560
Franklin Street Properties Corp.	1,880	23,124
HCP Inc.	8,213	146,602
Health Care REIT Inc.	3,586	109,696
Highwoods Properties Inc.	2,036	43,611
Home Properties Inc.	1,111	34,052
Hospitality Properties Trust	3,138	37,656
Host Hotels & Resorts Inc.	16,493	64,653
Inland Real Estate Corp.	2,010	14,251
Kilroy Realty Corp.	1,010	17,362
Kimco Realty Corp.	7,705	58,712
Kite Realty Group Trust	953	2,335
LaSalle Hotel Properties	1,274	7,440
Lexington Realty Trust	2,135	5,081
Liberty Property Trust	3,222	61,025
LTC Properties Inc.	688	12,068
Macerich Co. (The)(b)	2,361	14,780

Mack-Cali Realty Corp.	2,137	42,334
Medical Properties Trust Inc.	2,403	8,771
Mid-America Apartment Communities Inc.	951	29,319
National Retail Properties Inc.	2,381	37,715
Nationwide Health Properties Inc.	3,192	70,830
Omega Healthcare Investors Inc.	2,621	36,904
Parkway Properties Inc.	444	4,573
Pennsylvania Real Estate Investment Trust	1,126	3,997
Post Properties Inc.	1,396	14,155
ProLogis	8,298	53,937
PS Business Parks Inc.	417	15,366
Public Storage	4,029	222,602
Realty Income Corp.(b)	3,317	62,426
Regency Centers Corp.	2,237	59,437
Senior Housing Properties Trust	3,706	51,958
Simon Property Group Inc.	7,974	276,219
SL Green Realty Corp.(b)	1,827	19,732
Sovran Self Storage Inc.	754	15,140
Tanger Factory Outlet Centers Inc.	972	29,996
UDR Inc.	4,588	39,503
Urstadt Biddle Properties Inc. Class A	660	8,857
Ventas Inc.	4,575	103,441
Vornado Realty Trust	4,496	149,447
Weingarten Realty Investors(b)	2,531	24,095

		2,929,358
RETAIL – 7.12%
Abercrombie & Fitch Co. Class A	2,871	68,330
Advance Auto Parts Inc.	3,070	126,116
Aeropostale Inc.(a)	2,225	59,096
American Eagle Outfitters Inc.	6,390	78,214
AnnTaylor Stores Corp.(a)	1,942	10,098
AutoNation Inc.(a)(b)	3,277	45,485
AutoZone Inc.(a)	1,202	195,469
Barnes & Noble Inc.(b)	1,082	23,133
Bed Bath & Beyond Inc.(a)	8,253	204,262
Best Buy Co. Inc.	10,780	409,209
Big 5 Sporting Goods Corp.	724	4,250
Big Lots Inc.(a)(b)	2,666	55,399
BJ’s Wholesale Club Inc.(a)	1,950	62,381
Bob Evans Farms Inc.	871	19,528
Brinker International Inc.	3,240	48,924
Brown Shoe Co. Inc.	1,382	5,183
Buckle Inc. (The)	700	22,351
Buffalo Wild Wings Inc.(a)	534	19,534
Cabela’s Inc.(a)(b)	1,282	11,679
California Pizza Kitchen Inc.(a)	589	7,704
CarMax Inc.(a)(b)	6,867	85,425
Casey’s General Stores Inc.	1,695	45,189

Cash America International Inc.	983	15,394
Cato Corp. (The) Class A	1,011	18,481
CEC Entertainment Inc.(a)	806	20,859
Charlotte Russe Holding Inc.(a)	835	6,805
Cheesecake Factory Inc. (The)(a)	2,102	24,068
Chico’s FAS Inc.(a)	5,780	31,039
Children’s Place Retail Stores Inc. (The)(a)	716	15,673
Chipotle Mexican Grill Inc. Class A(a)(b)	1,086	72,089
Christopher & Banks Corp.	1,155	4,724
CKE Restaurants Inc.	1,495	12,558
Coldwater Creek Inc.(a)	1,952	4,900
Collective Brands Inc.(a)	2,233	21,749
Copart Inc.(a)	1,993	59,112
Costco Wholesale Corp.	13,859	641,949
Cracker Barrel Old Country Store Inc.(b)	631	18,072
CVS Caremark Corp.	46,425	1,276,223
Darden Restaurants Inc.	4,326	148,209
Dick’s Sporting Goods Inc.(a)	2,789	39,799
DineEquity Inc.(b)	413	4,898
Dollar Tree Inc.(a)	2,933	130,665
Dress Barn Inc.(a)	1,551	19,062
Family Dollar Stores Inc.	4,496	150,032
Finish Line Inc. (The) Class A	1,693	11,208
First Cash Financial Services Inc.(a)	868	12,951
Foot Locker Inc.	5,056	52,987
Fred’s Inc.	1,298	14,641
GameStop Corp. Class A(a)	5,276	147,834
Gap Inc. (The)	14,874	193,213
Genesco Inc.(a)	684	12,880
Group 1 Automotive Inc.	722	10,086
Haverty Furniture Companies Inc.	838	8,824
Hibbett Sports Inc.(a)	781	15,011
Home Depot Inc.	54,077	1,274,054
Hot Topic Inc.(a)	1,528	17,098
HSN Inc.(a)	1,253	6,440
Insight Enterprises Inc.(a)	1,665	5,095
J. Crew Group Inc.(a)(b)	1,671	22,024
J.C. Penney Co. Inc.	7,173	143,962
Jack in the Box Inc.(a)	1,717	39,989
Jo-Ann Stores Inc.(a)	731	11,945
Jos. A. Bank Clothiers Inc.(a)	532	14,795
Kohl’s Corp.(a)	9,759	413,001
Landry’s Restaurants Inc.(b)	574	2,996
Limited Brands Inc.	8,391	73,002
Lithia Motors Inc. Class A(b)	459	1,033
Lowe’s Companies Inc.	46,700	852,275
Macy’s Inc.	13,546	120,559
MarineMax Inc.(a)	542	1,062
McDonald’s Corp.	35,520	1,938,326

Men’s Wearhouse Inc. (The)	1,713	25,935
Movado Group Inc.	681	5,135
MSC Industrial Direct Co. Inc. Class A	1,394	43,312
99 Cents Only Stores(a)	1,665	15,384
Nordstrom Inc.(b)	4,941	82,762
O’Charley’s Inc.	693	2,086
Office Depot Inc.(a)	9,198	12,049
OfficeMax Inc.	2,382	7,432
O’Reilly Automotive Inc.(a)(b)	4,311	150,928
P.F. Chang’s China Bistro Inc.(a)(b)	840	19,219
Panera Bread Co. Class A(a)(b)	1,007	56,291
Papa John’s International Inc.(a)	726	16,604
Pep Boys - Manny, Moe & Jack (The)	1,898	8,370
PetSmart Inc.	4,096	85,852
RadioShack Corp.	3,904	33,457
Red Robin Gourmet Burgers Inc.(a)	543	9,573
Regis Corp.	1,497	21,632
Ross Stores Inc.	4,101	147,144
Ruby Tuesday Inc.(a)	1,847	5,393
Ruth’s Hospitality Group Inc.(a)	459	555
Saks Inc.(a)(b)	4,209	7,871
School Specialty Inc.(a)	417	7,335
Sears Holdings Corp.(a)(b)	1,789	81,775
Sonic Automotive Inc.	1,010	1,616
Sonic Corp.(a)	1,993	19,970
Stage Stores Inc.	1,379	13,900
Staples Inc.	22,748	411,966
Starbucks Corp.(a)	23,340	259,307
Steak n Shake Co. (The)(a)	880	6,662
Stein Mart Inc.(a)	860	2,485
Target Corp.	24,012	825,773
Texas Roadhouse Inc. Class A(a)	1,716	16,353
Tiffany & Co.	4,028	86,844
TJX Companies Inc. (The)	13,302	341,063
Tractor Supply Co.(a)(b)	1,073	38,692
Tuesday Morning Corp.(a)	864	1,097
Tween Brands Inc.(a)	586	1,254
Under Armour Inc. Class A(a)(b)	1,158	19,026
Urban Outfitters Inc.(a)	3,643	59,636
Walgreen Co.	31,474	817,065
Wal-Mart Stores Inc.	71,408	3,720,357
Wendy’s/Arby’s Group Inc. Class A	12,890	64,837
Williams-Sonoma Inc.	2,810	28,325
World Fuel Services Corp.	879	27,803
Yum! Brands Inc.	14,667	403,049
Zale Corp.(a)(b)	1,135	2,213
Zumiez Inc.(a)(b)	580	5,626

		17,781,623

SAVINGS & LOANS – 0.28%
Astoria Financial Corp.	2,404	22,093
Brookline Bancorp Inc.	1,991	18,915
Dime Community Bancshares Inc.	869	8,151
First Niagara Financial Group Inc.	3,602	39,262
Flagstar Bancorp Inc.(a)(b)	1,117	838
Guaranty Financial Group Inc.(a)(b)	4,281	4,495
Hudson City Bancorp Inc.	16,758	195,901
New York Community Bancorp Inc.	11,044	123,361
NewAlliance Bancshares Inc.	3,416	40,104
People’s United Financial Inc.	11,238	201,947
Washington Federal Inc.	2,816	37,425

		692,492
SEMICONDUCTORS – 2.57%
Actel Corp.(a)	837	8,470
Advanced Micro Devices Inc.(a)	17,124	52,228
Altera Corp.	9,382	164,654
Analog Devices Inc.	9,273	178,691
Applied Materials Inc.	42,383	455,617
Atmel Corp.(a)	14,898	54,080
ATMI Inc.(a)	956	14,751
Broadcom Corp. Class A(a)	13,540	270,529
Brooks Automation Inc.(a)	1,689	7,786
Cabot Microelectronics Corp.(a)	840	20,185
Cohu Inc.	694	4,997
Cree Inc.(a)(b)	2,727	64,166
Cypress Semiconductor Corp.(a)	4,796	32,469
Diodes Inc.(a)	961	10,196
DSP Group Inc.(a)	882	3,810
Exar Corp.(a)	1,667	10,402
Fairchild Semiconductor International Inc. Class A(a)	3,914	14,599
Hittite Microwave Corp.(a)	593	18,502
Integrated Device Technology Inc.(a)	5,363	24,402
Intel Corp.	177,398	2,669,840
International Rectifier Corp.(a)	2,337	31,573
Intersil Corp. Class A	3,926	45,149
KLA-Tencor Corp.	5,357	107,140
Kopin Corp.(a)	2,144	4,974
Kulicke and Soffa Industries Inc.(a)	1,667	4,368
Lam Research Corp.(a)	4,076	92,811
Linear Technology Corp.	7,152	164,353
LSI Corp.(a)	20,122	61,171
MEMC Electronic Materials Inc.(a)	7,277	119,998
Micrel Inc.	1,137	8,004
Microchip Technology Inc.	5,899	125,000
Micron Technology Inc.(a)	23,845	96,811
Microsemi Corp.(a)	2,773	32,167

MKS Instruments Inc.(a)	1,424	20,890
National Semiconductor Corp.	6,044	62,072
Novellus Systems Inc.(a)	3,236	53,815
NVIDIA Corp.(a)	16,937	166,999
Pericom Semiconductor Corp.(a)	1,005	7,347
QLogic Corp.(a)	3,891	43,268
Rudolph Technologies Inc.(a)	727	2,203
Semtech Corp.(a)	1,758	23,469
Silicon Laboratories Inc.(a)	1,517	40,049
Skyworks Solutions Inc.(a)	5,321	42,887
Standard Microsystems Corp.(a)	677	12,592
Supertex Inc.(a)	431	9,956
Teradyne Inc.(a)	5,619	24,611
Texas Instruments Inc.	40,809	673,757
TriQuint Semiconductor Inc.(a)	4,586	11,327
Ultratech Inc.(a)	735	9,180
Varian Semiconductor Equipment Associates Inc.(a)	2,273	49,233
Veeco Instruments Inc.(a)	978	6,523
Xilinx Inc.	8,849	169,547

		6,403,618
SOFTWARE – 4.50%
ACI Worldwide Inc.(a)	1,248	23,400
Acxiom Corp.	2,400	17,760
Adobe Systems Inc.(a)	16,697	357,149
Advent Software Inc.(a)(b)	588	19,586
ANSYS Inc.(a)	2,923	73,367
Autodesk Inc.(a)	7,161	120,376
Automatic Data Processing Inc.	16,092	565,795
Avid Technology Inc.(a)	866	7,915
Blackbaud Inc.	1,425	16,544
BMC Software Inc.(a)	5,916	195,228
Broadridge Financial Solutions Inc.	4,493	83,615
CA Inc.	12,680	223,295
Cerner Corp.(a)(b)	2,110	92,777
Citrix Systems Inc.(a)	5,655	128,029
CommVault Systems Inc.(a)	1,324	14,524
Computer Programs and Systems Inc.	299	9,948
Compuware Corp.(a)	8,219	54,163
Concur Technologies Inc.(a)	1,271	24,390
CSG Systems International Inc.(a)	1,254	17,907
Digi International Inc.(a)	729	5,591
Dun & Bradstreet Corp. (The)	1,701	130,977
Ebix Inc.(a)	283	7,033
Eclipsys Corp.(a)	1,714	17,380
Electronic Arts Inc.(a)	10,201	185,556
Epicor Software Corp.(a)	1,838	7,003
EPIQ Systems Inc.(a)	1,245	22,447

Fair Isaac Corp.	1,678	23,609
Fidelity National Information Services Inc.	6,006	109,309
Fiserv Inc.(a)	4,916	179,237
Global Payments Inc.	2,529	84,494
IMS Health Inc.	5,963	74,359
Informatica Corp.(a)	2,825	37,460
Intuit Inc.(a)	10,304	278,208
JDA Software Group Inc.(a)	966	11,157
ManTech International Corp. Class A(a)	706	29,581
MasterCard Inc. Class A	2,325	389,391
Metavante Technologies Inc.(a)	2,930	58,483
Microsoft Corp.	244,141	4,484,870
Novell Inc.(a)	11,103	47,299
Omnicell Inc.(a)	1,124	8,790
Oracle Corp.(a)	122,320	2,210,322
Parametric Technology Corp.(a)	3,659	36,517
Paychex Inc.	10,238	262,809
Phase Forward Inc.(a)	1,396	17,855
Phoenix Technologies Ltd.(a)	881	1,427
Progress Software Corp.(a)	1,375	23,870
Quality Systems Inc.(b)	548	24,797
Salesforce.com Inc.(a)(b)	3,329	108,958
SEI Investments Co.	4,080	49,817
Smith Micro Software Inc.(a)	722	3,776
SPSS Inc.(a)	585	16,632
Sybase Inc.(a)	2,651	80,299
SYNNEX Corp.(a)	552	10,858
Take-Two Interactive Software Inc.	2,340	19,539
Taleo Corp. Class A(a)	980	11,584
THQ Inc.(a)	2,106	6,402
Total System Services Inc.	6,189	85,470
Wind River Systems Inc.(a)	2,398	15,347

		11,224,281
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	1,023	11,785

		11,785
TELECOMMUNICATIONS – 6.42%
Adaptec Inc.(a)	3,748	8,995
ADC Telecommunications Inc.(a)(b)	2,452	10,764
ADTRAN Inc.	1,850	29,989
American Tower Corp. Class A(a)	12,662	385,305
Anixter International Inc.(a)	965	30,571
Applied Signal Technology Inc.	396	8,011
ARRIS Group Inc.(a)	4,198	30,939
AT&T Inc.	188,155	4,741,506
Black Box Corp.	581	13,717
CenturyTel Inc.	3,209	90,237

Ciena Corp.(a)	2,943	22,897
Cincinnati Bell Inc.(a)	8,265	19,010
Cisco Systems Inc.(a)	186,169	3,122,054
CommScope Inc.(a)	2,243	25,480
Comtech Telecommunications Corp.(a)	833	20,633
Corning Inc.	49,750	660,183
Embarq Corp.	4,497	170,211
EMS Technologies Inc.(a)	508	8,870
FairPoint Communications Inc.	2,540	1,981
Frontier Communications Corp.	10,183	73,114
General Communication Inc. Class A(a)	1,527	10,200
Harmonic Inc.(a)	3,370	21,905
Harris Corp.	4,313	124,818
Iowa Telecommunications Services Inc.	1,020	11,689
JDS Uniphase Corp.(a)	6,450	20,963
Juniper Networks Inc.(a)	16,764	252,466
Motorola Inc.	72,247	305,605
NETGEAR Inc.(a)	1,116	13,448
Network Equipment Technologies Inc.(a)	881	3,119
NeuStar Inc. Class A(a)	2,403	40,250
Neutral Tandem Inc.(a)	568	13,978
Newport Corp.(a)	1,278	5,649
Novatel Wireless Inc.(a)	979	5,502
Plantronics Inc.	1,442	17,405
Polycom Inc.(a)	2,759	42,461
QUALCOMM Inc.	52,610	2,047,055
Qwest Communications International Inc.	47,450	162,279
RF Micro Devices Inc.(a)	8,964	11,922
Sprint Nextel Corp.(a)	91,769	327,615
Symmetricom Inc.(a)	1,667	5,835
Syniverse Holdings Inc.(a)	1,662	26,193
Tekelec(a)	2,103	27,823
Telephone and Data Systems Inc.	3,147	83,427
Tellabs Inc.(a)	12,454	57,039
3Com Corp.(a)	13,015	40,216
Tollgrade Communications Inc.(a)	402	2,332
Verizon Communications Inc.	90,599	2,736,090
Viasat Inc.(a)	955	19,883
Windstream Corp.	13,854	111,663

		16,023,297
TEXTILES – 0.07%
Cintas Corp.	4,291	106,074
G&K Services Inc. Class A	530	10,022
Mohawk Industries Inc.(a)	1,840	54,961
UniFirst Corp.	441	12,277

		183,334

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	3,933	98,600
JAKKS Pacific Inc.(a)	859	10,609
Marvel Entertainment Inc.(a)	1,568	41,630
Mattel Inc.	11,319	130,508
RC2 Corp.(a)	674	3,552

		284,899
TRANSPORTATION – 1.95%
Alexander & Baldwin Inc.	1,270	24,168
Arkansas Best Corp.	842	16,015
Bristow Group Inc.(a)	971	20,809
Burlington Northern Santa Fe Corp.	8,885	534,433
C.H. Robinson Worldwide Inc.	5,426	247,480
Con-way Inc.	1,357	24,331
CSX Corp.	12,792	330,673
Expeditors International Washington Inc.	6,849	193,758
FedEx Corp.	9,912	440,985
Forward Air Corp.	1,004	16,295
Heartland Express Inc.	1,546	22,896
Hub Group Inc. Class A(a)	1,280	21,760
J.B. Hunt Transport Services Inc.	2,524	60,854
Kansas City Southern Industries Inc.(a)	2,908	36,961
Kirby Corp.(a)	1,695	45,155
Knight Transportation Inc.	1,949	29,547
Landstar System Inc.	1,691	56,598
Norfolk Southern Corp.	11,678	394,133
Old Dominion Freight Line Inc.(a)	971	22,809
Overseas Shipholding Group Inc.	673	15,257
Ryder System Inc.	1,836	51,977
Union Pacific Corp.	16,082	661,131
United Parcel Service Inc. Class B	31,750	1,562,735
Werner Enterprises Inc.	1,246	18,840
YRC Worldwide Inc.(a)(b)	1,846	8,289

		4,857,889
TRUCKING & LEASING – 0.01%
GATX Corp.	1,465	29,637

		29,637
WATER – 0.04%
American States Water Co.	552	20,049
Aqua America Inc.	4,227	84,540

		104,589

TOTAL COMMON STOCKS
(Cost: $374,417,742)		248,987,201

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.48%

MONEY MARKET FUNDS – 1.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	3,011,516	3,011,516
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	480,792	480,792
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	210,172	210,172

		3,702,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,702,480)		3,702,480

TOTAL INVESTMENTS IN SECURITIES – 101.24%
(Cost: $378,120,222)		252,689,681
Other Assets, Less Liabilities – (1.24)%		(3,103,463)

NET ASSETS – 100.00%		$249,586,218

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.94%

BIOTECHNOLOGY – 51.08%
Acorda Therapeutics Inc.(a)	343,475	$6,804,240
Affymetrix Inc.(a)	533,068	1,743,132
Alexion Pharmaceuticals Inc.(a)	788,796	29,706,057
AMAG Pharmaceuticals Inc.(a)(b)	162,748	5,984,244
Amgen Inc.(a)	2,996,120	148,367,862
Arena Pharmaceuticals Inc.(a)(b)	550,204	1,656,114
ARIAD Pharmaceuticals Inc.(a)	739,861	880,435
ArQule Inc.(a)	344,958	1,428,126
BioCryst Pharmaceuticals Inc.(a)	350,273	767,098
Biogen Idec Inc.(a)	1,057,413	55,429,589
BioMimetic Therapeutics Inc.(a)	193,396	1,373,112
Celera Corp.(a)	574,677	4,384,786
Celgene Corp.(a)	1,852,916	82,269,470
Cell Genesys Inc.(a)(b)	974,295	282,448
Crucell NV ADR(a)	106,829	2,105,600
Cytokinetics Inc.(a)	518,964	882,239
Enzon Pharmaceuticals Inc.(a)(b)	533,642	3,239,207
Exelixis Inc.(a)(b)	1,290,168	5,934,773
Genomic Health Inc.(a)(b)	275,761	6,723,053
GenVec Inc.(a)(b)	689,057	303,185
Genzyme Corp.(a)	875,666	52,005,804
Geron Corp.(a)(b)	1,032,019	4,613,125
GTx Inc.(a)(b)	348,358	3,685,628
Halozyme Therapeutics Inc.(a)(b)	797,478	4,354,230
Harvard Bioscience Inc.(a)	252,588	752,712
Human Genome Sciences Inc.(a)	680,378	564,714
Illumina Inc.(a)(b)	1,016,825	37,866,563
ImmunoGen Inc.(a)	364,444	2,587,552
Immunomedics Inc.(a)	794,290	762,518
Incyte Corp.(a)	1,021,468	2,390,235
InterMune Inc.(a)(b)	589,978	9,699,238
Lexicon Pharmaceuticals Inc.(a)	1,197,177	1,304,923
Life Technologies Corp.(a)	696,576	22,624,789
Maxygen Inc.(a)	329,017	2,237,316
Micromet Inc.(a)(b)	100,322	317,018
Momenta Pharmaceuticals Inc.(a)	385,193	4,240,975
Monogram Biosciences Inc.(a)(b)	221,315	562,140
Myriad Genetics Inc.(a)	816,104	37,108,249
Nektar Therapeutics(a)	1,062,620	5,727,522
Novavax Inc.(a)	671,431	684,860
Optimer Pharmaceuticals Inc.(a)	256,818	3,387,429
Orexigen Therapeutics Inc.(a)(b)	324,424	846,747
PDL BioPharma Inc.	843,555	5,972,369
QIAGEN NV(a)(b)	1,093,941	17,459,298
Regeneron Pharmaceuticals Inc.(a)	1,059,335	14,682,383
Sangamo BioSciences Inc.(a)	418,130	1,768,690
Savient Pharmaceuticals Inc.(a)	484,603	2,398,785
Seattle Genetics Inc.(a)	731,383	7,211,436
Sequenom Inc.(a)(b)	584,767	8,315,387
StemCells Inc.(a)(b)	849,811	1,419,184
SuperGen Inc.(a)	549,750	995,048

Telik Inc.(a)(b)	552,817	237,711
Vertex Pharmaceuticals Inc.(a)(b)	1,471,884	42,287,227
XOMA Ltd.(a)	1,868,714	990,418

		662,326,993
COMMERCIAL SERVICES – 0.26%
Albany Molecular Research Inc.(a)	361,362	3,407,644

		3,407,644
DISTRIBUTION & WHOLESALE – 0.09%
BMP Sunstone Corp.(a)(b)	346,762	1,120,041

		1,120,041
HEALTH CARE - PRODUCTS – 2.78%
Caliper Life Sciences Inc.(a)	424,745	420,498
Cerus Corp.(a)	306,967	208,738
Columbia Laboratories Inc.(a)(b)	474,612	683,441
Gen-Probe Inc.(a)	332,406	15,151,065
Luminex Corp.(a)	389,158	7,051,543
TECHNE Corp.	228,382	12,494,779

		36,010,064
PHARMACEUTICALS – 45.73%
ACADIA Pharmaceuticals Inc.(a)	359,036	341,084
Adolor Corp.(a)	718,482	1,465,703
Akorn Inc.(a)(b)	892,929	767,919
Alexza Pharmaceuticals Inc.(a)	307,707	680,032
Alkermes Inc.(a)	767,749	9,312,795
Allos Therapeutics Inc.(a)	741,177	4,580,474
Alnylam Pharmaceuticals Inc.(a)(b)	392,837	7,479,616
Altus Pharmaceuticals Inc.(a)(b)	292,523	64,355
Amylin Pharmaceuticals Inc.(a)(b)	600,464	7,055,452
Angiotech Pharmaceuticals Inc.(a)(b)	412,572	222,789
Array BioPharma Inc.(a)	338,576	893,841
Auxilium Pharmaceuticals Inc.(a)(b)	384,177	10,649,386
AVI BioPharma Inc.(a)(b)	683,880	451,361
Biodel Inc.(a)(b)	231,783	1,207,589
BioMarin Pharmaceutical Inc.(a)(b)	1,122,573	13,863,777
Cadence Pharmaceuticals Inc.(a)	362,047	3,396,001
Cardiome Pharma Corp.(a)	544,758	1,596,141
Cephalon Inc.(a)(b)	293,134	19,962,425
CombinatoRX Inc.(a)(b)	327,575	203,097
Cubist Pharmaceuticals Inc.(a)(b)	626,722	10,253,172
CV Therapeutics Inc.(a)	794,507	15,794,799
Cypress Bioscience Inc.(a)(b)	393,987	2,801,248
Dendreon Corp.(a)(b)	897,577	3,769,823
Depomed Inc.(a)	537,730	1,269,043
Discovery Laboratories Inc.(a)	916,990	1,118,728
DURECT Corp.(a)	760,279	1,695,422
Dyax Corp.(a)	711,487	1,785,832
Endo Pharmaceuticals Holdings Inc.(a)	527,627	9,328,445
Eurand NV(a)	462,604	5,153,409
Flamel Technologies SA SP ADR(a)(b)	233,689	1,402,134
Gilead Sciences Inc.(a)	2,913,997	134,976,341

Hi-Tech Pharmacal Co. Inc.(a)	135,618	773,023
Idenix Pharmaceuticals Inc.(a)(b)	528,537	1,627,894
Inspire Pharmaceuticals Inc.(a)	848,506	3,444,934
Isis Pharmaceuticals Inc.(a)	880,187	13,211,607
Ligand Pharmaceuticals Inc. Class B(a)	1,106,413	3,297,111
MannKind Corp.(a)(b)	1,126,959	3,921,817
Matrixx Initiatives Inc.(a)	78,572	1,288,581
Medarex Inc.(a)	1,650,978	8,469,517
Medicines Co. (The)(a)	350,389	3,798,217
Medivation Inc.(a)(b)	281,624	5,145,270
MiddleBrook Pharmaceuticals Inc.(a)(b)	251,814	342,467
Nabi Biopharmaceuticals(a)	686,862	2,541,389
Neurocrine Biosciences Inc.(a)	239,761	851,152
Noven Pharmaceuticals Inc.(a)	183,908	1,743,448
NPS Pharmaceuticals Inc.(a)	413,151	1,735,234
Obagi Medical Products Inc.(a)	236,415	1,271,913
Onyx Pharmaceuticals Inc.(a)	721,310	20,593,401
OSI Pharmaceuticals Inc.(a)	483,121	18,484,209
Osiris Therapeutics Inc.(a)(b)	315,534	4,354,369
Pain Therapeutics Inc.(a)	323,204	1,357,457
Perrigo Co.	831,443	20,644,730
Pharmasset Inc.(a)	574,438	5,635,237
POZEN Inc.(a)(b)	309,151	1,892,004
Progenics Pharmaceuticals Inc.(a)	317,711	2,093,716
QLT Inc.(a)	662,167	1,172,036
Rigel Pharmaceuticals Inc.(a)	365,644	2,245,054
Salix Pharmaceuticals Ltd.(a)	485,970	4,616,715
Santarus Inc.(a)	532,533	857,378
Sepracor Inc.(a)	491,690	7,208,175
Shire PLC ADR	466,766	16,775,570
Synta Pharmaceuticals Corp.(a)(b)	135,221	289,373
Teva Pharmaceutical Industries Ltd. SP ADR	2,230,630	100,489,882
Theravance Inc.(a)(b)	525,555	8,934,435
Trimeris Inc.	292,935	512,636
United Therapeutics Corp.(a)	280,676	18,549,877
Vanda Pharmaceuticals Inc.(a)	167,651	150,886
ViroPharma Inc.(a)	694,676	3,647,049
VIVUS Inc.(a)	519,192	2,242,909
Warner Chilcott Ltd. Class A(a)(b)	1,433,667	15,082,177
XenoPort Inc.(a)	258,124	4,997,281
Zymogenetics Inc.(a)(b)	774,979	3,092,166

		592,924,529

TOTAL COMMON STOCKS
(Cost: $2,013,108,421)		1,295,789,271

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.89%

MONEY MARKET FUNDS – 13.89%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	154,416,263	154,416,263
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	24,652,727	24,652,727
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	986,588	986,588

		180,055,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,055,578)		180,055,578

TOTAL INVESTMENTS IN SECURITIES – 113.83%
(Cost: $2,193,163,999)		1,475,844,849
Other Assets, Less Liabilities – (13.83)%		(179,345,302)

NET ASSETS – 100.00%		$1,296,499,547

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.13%
Interpublic Group of Companies Inc. (The)(a)(b)	1,018,705	$4,197,065
Omnicom Group Inc.	660,047	15,445,100

		19,642,165
AEROSPACE & DEFENSE – 2.20%
Boeing Co. (The)	1,541,313	54,839,917
General Dynamics Corp.	819,498	34,082,922
Goodrich Corp.	262,743	9,955,332
L-3 Communications Holdings Inc.	251,726	17,067,023
Lockheed Martin Corp.	704,779	48,650,894
Northrop Grumman Corp.	694,500	30,307,980
Raytheon Co.	849,326	33,072,754
Rockwell Collins Inc.	335,646	10,955,485
United Technologies Corp.	2,001,292	86,015,530

		324,947,837
AGRICULTURE – 2.65%
Altria Group Inc.	4,388,694	70,306,878
Archer-Daniels-Midland Co.	1,362,533	37,851,167
Lorillard Inc.	356,788	22,028,091
Monsanto Co.	1,163,676	96,701,476
Philip Morris International Inc.	4,255,062	151,395,106
Reynolds American Inc.	358,853	12,861,292

		391,144,010
AIRLINES – 0.07%
Southwest Airlines Co.	1,571,303	9,946,348

		9,946,348
APPAREL – 0.45%
Coach Inc.(a)	681,523	11,381,434
Nike Inc. Class B	822,026	38,544,799
Polo Ralph Lauren Corp.	120,516	5,091,801
VF Corp.	187,087	10,684,539

		65,702,573
AUTO MANUFACTURERS – 0.24%
Ford Motor Co.(a)(b)	5,086,990	13,378,784
General Motors Corp.(b)	1,293,482	2,509,355
PACCAR Inc.	770,066	19,836,900

		35,725,039
AUTO PARTS & EQUIPMENT – 0.12%
Goodyear Tire & Rubber Co. (The)(a)	510,133	3,193,433
Johnson Controls Inc.	1,261,406	15,136,872

		18,330,305

BANKS – 3.43%
Bank of America Corp.	13,594,239	92,712,710
Bank of New York Mellon Corp. (The)	2,440,700	68,949,775
BB&T Corp.(b)	1,187,246	20,088,202
Comerica Inc.	322,491	5,904,810
Discover Financial Services	1,022,189	6,450,013
Fifth Third Bancorp	1,218,941	3,559,308
First Horizon National Corp.(b)	450,912	4,842,795
Huntington Bancshares Inc.(b)	779,376	1,293,764
KeyCorp	1,050,245	8,265,428
M&T Bank Corp.(b)	164,750	7,453,290
Marshall & Ilsley Corp.	564,777	3,179,695
Northern Trust Corp.	474,349	28,375,557
PNC Financial Services Group Inc. (The)	908,413	26,607,417
Regions Financial Corp.	1,474,799	6,282,644
State Street Corp.	916,948	28,223,659
SunTrust Banks Inc.	757,201	8,889,540
U.S. Bancorp	3,728,696	54,476,249
Wells Fargo & Co.	8,998,280	128,135,507
Zions Bancorporation(b)	245,407	2,412,351

		506,102,714
BEVERAGES – 2.74%
Brown-Forman Corp. Class B	208,206	8,084,639
Coca-Cola Co. (The)	4,226,723	185,764,476
Coca-Cola Enterprises Inc.	673,240	8,880,036
Constellation Brands Inc. Class A(a)	412,539	4,909,214
Dr Pepper Snapple Group Inc.(a)	538,580	9,107,388
Molson Coors Brewing Co. Class B	318,127	10,905,394
Pepsi Bottling Group Inc.	288,770	6,393,368
PepsiCo Inc.	3,304,545	170,117,977

		404,162,492
BIOTECHNOLOGY – 1.62%
Amgen Inc.(a)	2,195,727	108,732,401
Biogen Idec Inc.(a)	630,974	33,075,657
Celgene Corp.(a)	975,294	43,303,054
Genzyme Corp.(a)	575,993	34,208,224
Life Technologies Corp.(a)	368,958	11,983,756
Millipore Corp.(a)	117,615	6,752,277

		238,055,369
BUILDING MATERIALS – 0.04%
Masco Corp.	763,299	5,327,827

		5,327,827
CHEMICALS – 1.44%
Air Products and Chemicals Inc.	445,043	25,033,669
CF Industries Holdings Inc.	102,746	7,308,323
Dow Chemical Co. (The)	1,962,196	16,541,312
E.I. du Pont de Nemours and Co.	1,915,779	42,779,345
Eastman Chemical Co.	153,640	4,117,552
Ecolab Inc.	356,012	12,364,297
International Flavors & Fragrances Inc.	166,935	5,084,840
PPG Industries Inc.	348,655	12,865,369
Praxair Inc.	651,841	43,862,381

Rohm and Haas Co.	265,194	20,907,895
Sherwin-Williams Co. (The)	209,027	10,863,133
Sigma-Aldrich Corp.	259,271	9,797,851

		211,525,967
COAL – 0.18%
CONSOL Energy Inc.	383,358	9,675,956
Massey Energy Co.	184,283	1,864,944
Peabody Energy Corp.	567,561	14,211,727

		25,752,627
COMMERCIAL SERVICES – 0.73%
Apollo Group Inc. Class A(a)	226,922	17,774,800
Convergys Corp.(a)	261,784	2,115,215
Equifax Inc.	267,870	6,549,421
H&R Block Inc.	721,080	13,116,445
Iron Mountain Inc.(a)	381,319	8,453,842
McKesson Corp.	581,286	20,368,261
Monster Worldwide Inc.(a)(b)	271,931	2,216,238
Moody’s Corp.	404,468	9,270,407
R.R. Donnelley & Sons Co.	434,096	3,181,924
Robert Half International Inc.	321,364	5,729,920
Western Union Co.	1,507,163	18,945,039

		107,721,512
COMPUTERS – 5.38%
Affiliated Computer Services Inc. Class A(a)	207,107	9,918,354
Apple Inc.(a)	1,890,938	198,775,403
Cognizant Technology Solutions Corp. Class A(a)	619,363	12,876,557
Computer Sciences Corp.(a)	321,612	11,848,186
Dell Inc.(a)	3,673,402	34,823,851
EMC Corp.(a)	4,270,532	48,684,065
Hewlett-Packard Co.	5,088,845	163,148,371
International Business Machines Corp.	2,848,801	276,020,329
Lexmark International Inc. Class A(a)	166,712	2,812,431
NetApp Inc.(a)	702,127	10,419,565
SanDisk Corp.(a)	479,890	6,070,608
Sun Microsystems Inc.(a)	1,580,920	11,572,334
Teradata Corp.(a)	367,443	5,959,925

		792,929,979
COSMETICS & PERSONAL CARE – 2.57%
Avon Products Inc.	905,060	17,404,304
Colgate-Palmolive Co.	1,064,969	62,811,872
Estee Lauder Companies Inc. (The) Class A(b)	245,798	6,058,921
Procter & Gamble Co. (The)	6,223,036	293,042,765

		379,317,862
DISTRIBUTION & WHOLESALE – 0.19%
Fastenal Co.(b)	274,329	8,821,049
Genuine Parts Co.	338,493	10,107,401
W.W. Grainger Inc.	135,086	9,480,335

		28,408,785

DIVERSIFIED FINANCIAL SERVICES – 4.12%
American Express Co.	2,485,773	33,881,086
Ameriprise Financial Inc.	464,521	9,518,035
Capital One Financial Corp.	831,821	10,181,489
Charles Schwab Corp. (The)	1,989,863	30,842,876
CIT Group Inc.	835,268	2,380,514
Citigroup Inc.(b)	11,624,285	29,409,441
CME Group Inc.	140,825	34,697,872
E*TRADE Financial Corp.(a)(b)	1,219,673	1,561,181
Federated Investors Inc. Class B	188,295	4,191,447
Franklin Resources Inc.	321,381	17,312,794
Goldman Sachs Group Inc. (The)	980,636	103,967,029
IntercontinentalExchange Inc.(a)	154,230	11,485,508
Invesco Ltd.	803,346	11,134,376
Janus Capital Group Inc.	336,446	2,237,366
JPMorgan Chase & Co.	7,979,277	212,089,183
Legg Mason Inc.	304,617	4,843,410
Morgan Stanley	2,282,719	51,977,512
NASDAQ OMX Group Inc. (The)(a)	293,096	5,738,820
NYSE Euronext Inc.	549,830	9,841,957
SLM Corp.(a)	990,415	4,902,554
T. Rowe Price Group Inc.(b)	543,498	15,685,352

		607,879,802
ELECTRIC – 3.95%
AES Corp. (The)(a)	1,414,362	8,217,443
Allegheny Energy Inc.	359,286	8,324,657
Ameren Corp.	451,157	10,462,331
American Electric Power Co. Inc.	861,984	21,773,716
CenterPoint Energy Inc.	736,282	7,679,421
CMS Energy Corp.	483,585	5,725,646
Consolidated Edison Inc.	581,317	23,025,966
Constellation Energy Group Inc.	422,758	8,734,180
Dominion Resources Inc.	1,238,545	38,382,510
DTE Energy Co.	346,587	9,600,460
Duke Energy Corp.	2,719,476	38,942,896
Dynegy Inc. Class A(a)	1,081,602	1,525,059
Edison International	691,628	19,925,803
Entergy Corp.	402,146	27,382,121
Exelon Corp.	1,398,333	63,470,335
FirstEnergy Corp.	647,091	24,977,713
FPL Group Inc.	868,070	44,037,191
Integrys Energy Group Inc.	161,988	4,218,168
Northeast Utilities	367,142	7,926,596
Pepco Holdings Inc.	467,121	5,829,670
PG&E Corp.	776,416	29,674,620
Pinnacle West Capital Corp.	213,957	5,682,698
PPL Corp.	796,697	22,873,171
Progress Energy Inc.	585,011	21,212,499
Public Service Enterprise Group Inc.	1,074,069	31,652,813
SCANA Corp.	256,821	7,933,201
Southern Co.	1,650,627	50,542,199
TECO Energy Inc.	451,809	5,037,670
Wisconsin Energy Corp.	248,202	10,218,476
Xcel Energy Inc.	964,220	17,963,419

		582,952,648

ELECTRICAL COMPONENTS & EQUIPMENT – 0.34%
Emerson Electric Co.	1,602,694	45,804,995
Molex Inc.	294,898	4,051,899

		49,856,894
ELECTRONICS – 0.57%
Agilent Technologies Inc.(a)	747,225	11,484,848
Amphenol Corp. Class A	363,427	10,354,035
FLIR Systems Inc.(a)(b)	321,493	6,584,177
Jabil Circuit Inc.	458,153	2,547,331
PerkinElmer Inc.	246,949	3,153,539
Thermo Fisher Scientific Inc.(a)	887,644	31,662,261
Tyco Electronics Ltd.	972,331	10,734,534
Waters Corp.(a)	206,049	7,613,511

		84,134,236
ENGINEERING & CONSTRUCTION – 0.16%
Fluor Corp.	385,360	13,314,188
Jacobs Engineering Group Inc.(a)	261,297	10,101,742

		23,415,930
ENTERTAINMENT – 0.04%
International Game Technology	629,816	5,806,904

		5,806,904
ENVIRONMENTAL CONTROL – 0.32%
Republic Services Inc.	683,493	11,721,905
Stericycle Inc.(a)	180,831	8,631,064
Waste Management Inc.	1,043,236	26,706,842

		47,059,811
FOOD – 2.17%
Campbell Soup Co.	434,819	11,896,648
ConAgra Foods Inc.	949,124	16,011,722
Dean Foods Co.(a)(b)	327,026	5,912,630
General Mills Inc.	695,933	34,713,138
H.J. Heinz Co.	667,877	22,080,014
Hershey Co. (The)	351,761	12,223,695
Hormel Foods Corp.	148,015	4,693,556
J.M. Smucker Co. (The)	251,419	9,370,386
Kellogg Co.	535,103	19,600,823
Kraft Foods Inc. Class A	3,121,164	69,570,746
Kroger Co. (The)	1,384,977	29,389,212
McCormick & Co. Inc. NVS	276,219	8,167,796
Safeway Inc.	910,461	18,382,208
Sara Lee Corp.	1,476,567	11,930,661
SUPERVALU Inc.	449,571	6,419,874
Sysco Corp.	1,250,734	28,516,735
Tyson Foods Inc. Class A	640,653	6,015,732
Whole Foods Market Inc.(b)	297,727	5,001,814

		319,897,390
FOREST PRODUCTS & PAPER – 0.23%
International Paper Co.	908,173	6,393,538

MeadWestvaco Corp.	361,951	4,339,792
Plum Creek Timber Co. Inc.(b)	349,939	10,172,727
Weyerhaeuser Co.	448,418	12,362,884

		33,268,941
GAS – 0.22%
Nicor Inc.	95,535	3,174,628
NiSource Inc.	585,585	5,738,733
Sempra Energy	516,727	23,893,456

		32,806,817
HAND & MACHINE TOOLS – 0.08%
Black & Decker Corp. (The)	127,242	4,015,758
Snap-On Inc.	121,456	3,048,546
Stanley Works (The)	167,283	4,871,281

		11,935,585
HEALTH CARE - PRODUCTS – 4.39%
Baxter International Inc.	1,303,992	66,790,470
Becton, Dickinson and Co.	508,832	34,213,864
Boston Scientific Corp.(a)	3,188,837	25,351,254
C.R. Bard Inc.	211,067	16,826,261
Covidien Ltd.	1,069,602	35,553,570
DENTSPLY International Inc.	315,494	8,471,014
Intuitive Surgical Inc.(a)(b)	83,181	7,932,140
Johnson & Johnson	5,872,639	308,900,811
Medtronic Inc.	2,375,346	70,001,447
Patterson Companies Inc.(a)(b)	193,503	3,649,467
St. Jude Medical Inc.(a)	734,779	26,694,521
Stryker Corp.	505,056	17,192,106
Varian Medical Systems Inc.(a)	264,096	8,039,082
Zimmer Holdings Inc.(a)	473,035	17,265,777

		646,881,784
HEALTH CARE - SERVICES – 1.16%
Aetna Inc.	962,659	23,421,493
Coventry Health Care Inc.(a)	316,186	4,091,447
DaVita Inc.(a)	220,580	9,694,491
Humana Inc.(a)	358,406	9,347,228
Laboratory Corp. of America Holdings(a)	229,897	13,446,676
Quest Diagnostics Inc.	327,694	15,558,911
Tenet Healthcare Corp.(a)	877,387	1,017,769
UnitedHealth Group Inc.	2,580,325	54,006,202
WellPoint Inc.(a)	1,057,916	40,169,071

		170,753,288
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)(b)	386,322	5,752,335

		5,752,335
HOME BUILDERS – 0.11%
Centex Corp.	266,274	1,997,055
D.R. Horton Inc.	587,406	5,697,838
KB Home	152,135	2,005,139
Lennar Corp. Class A	298,151	2,239,114

Pulte Homes Inc.(b)	454,227	4,964,701

		16,903,847
HOME FURNISHINGS – 0.04%
Harman International Industries Inc.	124,897	1,689,856
Whirlpool Corp.(b)	155,712	4,607,518

		6,297,374
HOUSEHOLD PRODUCTS & WARES – 0.47%
Avery Dennison Corp.	240,228	5,366,694
Clorox Co. (The)	295,118	15,192,675
Fortune Brands Inc.	318,766	7,825,705
Kimberly-Clark Corp.	878,379	40,502,056

		68,887,130
HOUSEWARES – 0.03%
Newell Rubbermaid Inc.	587,263	3,746,738

		3,746,738
INSURANCE – 2.21%
Aflac Inc.	992,400	19,212,864
Allstate Corp. (The)	1,137,883	21,790,459
American International Group Inc.(b)	5,705,222	5,705,222
Aon Corp.	580,661	23,702,582
Assurant Inc.	249,503	5,434,175
Chubb Corp.	747,880	31,650,282
CIGNA Corp.	575,391	10,121,128
Cincinnati Financial Corp.	344,564	7,880,179
Genworth Financial Inc. Class A	924,868	1,757,249
Hartford Financial Services Group Inc. (The)	689,510	5,412,653
Lincoln National Corp.	542,130	3,626,850
Loews Corp.	766,674	16,943,495
Marsh & McLennan Companies Inc.	1,093,190	22,137,097
MBIA Inc.(a)	368,938	1,689,736
MetLife Inc.	1,736,514	39,540,424
Principal Financial Group Inc.	549,692	4,496,481
Progressive Corp. (The)(a)	1,436,543	19,307,138
Prudential Financial Inc.	900,054	17,119,027
Torchmark Corp.	180,265	4,728,351
Travelers Companies Inc. (The)	1,241,489	50,454,113
Unum Group	702,560	8,782,000
XL Capital Ltd. Class A	728,679	3,978,587

		325,470,092
INTERNET – 2.37%
Akamai Technologies Inc.(a)	363,635	7,054,519
Amazon.com Inc.(a)	682,299	50,108,039
eBay Inc.(a)	2,287,632	28,732,658
Expedia Inc.(a)	443,966	4,031,211
Google Inc. Class A(a)	508,801	177,093,276
McAfee Inc.(a)	327,147	10,959,424
Symantec Corp.(a)	1,742,736	26,036,476
VeriSign Inc.(a)(b)	407,727	7,693,808
Yahoo! Inc.(a)	2,959,434	37,910,350

		349,619,761

IRON & STEEL – 0.25%
AK Steel Holding Corp.	236,169	1,681,523
Allegheny Technologies Inc.	208,158	4,564,905
Nucor Corp.	666,602	25,444,198
United States Steel Corp.	247,440	5,228,407

		36,919,033
LEISURE TIME – 0.18%
Carnival Corp.	929,260	20,072,016
Harley-Davidson Inc.(b)	495,948	6,640,744

		26,712,760
LODGING – 0.13%
Marriott International Inc. Class A	623,886	10,206,775
Starwood Hotels & Resorts Worldwide Inc.	388,566	4,934,788
Wyndham Worldwide Corp.	382,478	1,606,408
Wynn Resorts Ltd.(a)(b)	142,294	2,841,611

		19,589,582
MACHINERY – 0.61%
Caterpillar Inc.	1,276,841	35,700,474
Cummins Inc.	427,451	10,878,628
Deere & Co.	897,200	29,490,964
Flowserve Corp.	118,715	6,662,286
Manitowoc Co. Inc. (The)	275,437	900,679
Rockwell Automation Inc.	302,407	6,604,569

		90,237,600
MANUFACTURING – 3.26%
Cooper Industries Ltd. Class A	354,764	9,174,197
Danaher Corp.	541,211	29,344,460
Dover Corp.	394,892	10,417,251
Eastman Kodak Co.	570,796	2,169,025
Eaton Corp.	350,694	12,926,581
General Electric Co.	22,423,131	226,697,854
Honeywell International Inc.	1,560,535	43,476,505
Illinois Tool Works Inc.	815,881	25,169,929
Ingersoll-Rand Co. Ltd. Class A	676,938	9,341,744
ITT Corp.	385,936	14,846,958
Leggett & Platt Inc.	334,977	4,351,351
Pall Corp.	252,283	5,154,142
Parker Hannifin Corp.	341,091	11,590,272
Textron Inc.	518,682	2,977,235
3M Co.	1,473,698	73,272,265

		480,909,769
MEDIA – 2.28%
CBS Corp. Class B	1,447,175	5,557,152
Comcast Corp. Class A	6,118,133	83,451,334
DIRECTV Group Inc. (The)(a)(b)	1,122,914	25,591,210
Gannett Co. Inc.	485,216	1,067,475
McGraw-Hill Companies Inc. (The)	667,446	15,264,490
Meredith Corp.(b)	76,264	1,269,033
New York Times Co. (The) Class A(b)	246,582	1,114,551

News Corp. Class A	4,882,519	32,322,276
Scripps Networks Interactive Inc. Class A	190,989	4,299,162
Time Warner Cable Inc.	747,819	18,545,911
Time Warner Inc.	2,540,488	49,031,418
Viacom Inc. Class B(a)	1,287,032	22,368,616
Walt Disney Co. (The)	3,943,041	71,605,625
Washington Post Co. (The) Class B	12,797	4,569,809

		336,058,062
METAL FABRICATE & HARDWARE – 0.12%
Precision Castparts Corp.	297,061	17,793,954

		17,793,954
MINING – 0.72%
Alcoa Inc.	2,017,356	14,807,393
Freeport-McMoRan Copper & Gold Inc.	873,842	33,302,119
Newmont Mining Corp.	1,038,403	46,478,918
Titanium Metals Corp.(b)	180,356	986,547
Vulcan Materials Co.(b)	234,236	10,374,312

		105,949,289
OFFICE & BUSINESS EQUIPMENT – 0.13%
Pitney Bowes Inc.	438,012	10,227,580
Xerox Corp.	1,835,943	8,353,541

		18,581,121
OIL & GAS – 11.20%
Anadarko Petroleum Corp.	976,179	37,963,601
Apache Corp.	710,573	45,540,624
Cabot Oil & Gas Corp.	219,121	5,164,682
Chesapeake Energy Corp.	1,193,053	20,353,484
Chevron Corp.	4,256,300	286,193,612
ConocoPhillips	3,143,252	123,089,748
Devon Energy Corp.	942,046	42,100,036
Diamond Offshore Drilling Inc.	147,545	9,274,679
ENSCO International Inc.	301,086	7,948,670
EOG Resources Inc.	530,019	29,023,840
EQT Corp.	277,777	8,702,753
Exxon Mobil Corp.	10,492,476	714,537,615
Hess Corp.	602,270	32,643,034
Marathon Oil Corp.	1,501,836	39,483,268
Murphy Oil Corp.	404,897	18,127,239
Nabors Industries Ltd.(a)	602,888	6,022,851
Noble Energy Inc.	367,064	19,777,408
Occidental Petroleum Corp.	1,720,807	95,762,910
Pioneer Natural Resources Co.	246,075	4,052,855
Range Resources Corp.	331,599	13,648,615
Rowan Companies Inc.(b)	239,067	2,861,632
Southwestern Energy Co.(a)	729,443	21,657,163
Sunoco Inc.	248,136	6,570,641
Tesoro Corp.	294,570	3,967,858
Valero Energy Corp.	1,095,993	19,618,275
XTO Energy Inc.	1,230,494	37,677,726

		1,651,764,819

OIL & GAS SERVICES – 1.38%
Baker Hughes Inc.	655,667	18,719,293
BJ Services Co.	619,080	6,159,846
Cameron International Corp.(a)	460,458	10,097,844
Halliburton Co.	1,904,431	29,461,548
National Oilwell Varco Inc.(a)	885,957	25,435,825
Schlumberger Ltd.	2,539,736	103,164,076
Smith International Inc.	465,438	9,997,608

		203,036,040
PACKAGING & CONTAINERS – 0.18%
Ball Corp.	198,812	8,628,441
Bemis Co. Inc.	211,600	4,437,252
Owens-Illinois Inc.(a)	354,501	5,118,994
Pactiv Corp.(a)	278,160	4,058,354
Sealed Air Corp.	334,681	4,618,598

		26,861,639
PHARMACEUTICALS – 7.56%
Abbott Laboratories	3,281,382	156,521,921
Allergan Inc.	652,758	31,175,722
AmerisourceBergen Corp.	323,284	10,558,455
Bristol-Myers Squibb Co.	4,204,156	92,155,100
Cardinal Health Inc.	765,028	24,083,081
Cephalon Inc.(a)(b)	146,085	9,948,388
Eli Lilly and Co.	2,147,777	71,757,230
Express Scripts Inc.(a)	525,758	24,274,247
Forest Laboratories Inc.(a)	640,284	14,060,637
Gilead Sciences Inc.(a)	1,934,766	89,618,361
Hospira Inc.(a)	338,891	10,458,176
King Pharmaceuticals Inc.(a)(b)	521,336	3,685,846
Medco Health Solutions Inc.(a)	1,042,288	43,088,186
Merck & Co. Inc.	4,475,683	119,724,520
Mylan Inc.(a)(b)	646,878	8,674,634
Pfizer Inc.	14,322,417	195,071,320
Schering-Plough Corp.	3,454,338	81,349,660
Watson Pharmaceuticals Inc.(a)	222,135	6,910,620
Wyeth	2,827,248	121,684,754

		1,114,800,858
PIPELINES – 0.36%
El Paso Corp.	1,483,100	9,269,375
Questar Corp.	368,537	10,846,044
Spectra Energy Corp.	1,365,650	19,310,291
Williams Companies Inc. (The)	1,229,573	13,992,541

		53,418,251
REAL ESTATE – 0.01%
CB Richard Ellis Group Inc. Class A(a)	485,214	1,955,412

		1,955,412
REAL ESTATE INVESTMENT TRUSTS – 0.73%
Apartment Investment and Management Co. Class A(b)	248,115	1,359,670
AvalonBay Communities Inc.	169,122	7,958,881

Boston Properties Inc.	257,444	9,018,263
Equity Residential	579,110	10,626,668
HCP Inc.(b)	539,066	9,622,328
Health Care REIT Inc.(b)	234,746	7,180,880
Host Hotels & Resorts Inc.	1,120,123	4,390,882
Kimco Realty Corp.	496,718	3,784,991
ProLogis(b)	570,178	3,706,157
Public Storage	266,205	14,707,826
Simon Property Group Inc.	534,534	18,516,258
Ventas Inc.	303,905	6,871,292
Vornado Realty Trust(b)	299,015	9,939,259

		107,683,355
RETAIL – 7.03%
Abercrombie & Fitch Co. Class A	185,872	4,423,754
AutoNation Inc.(a)(b)	231,310	3,210,583
AutoZone Inc.(a)(b)	80,518	13,093,837
Bed Bath & Beyond Inc.(a)	551,369	13,646,383
Best Buy Co. Inc.	719,627	27,317,041
Big Lots Inc.(a)(b)	174,697	3,630,204
Costco Wholesale Corp.	919,622	42,596,891
CVS Caremark Corp.	3,091,245	84,978,325
Darden Restaurants Inc.	290,819	9,963,459
Family Dollar Stores Inc.	297,041	9,912,258
GameStop Corp. Class A(a)	347,686	9,742,162
Gap Inc. (The)	989,862	12,858,307
Home Depot Inc.	3,600,990	84,839,324
J.C. Penney Co. Inc.	471,493	9,462,865
Kohl’s Corp.(a)(b)	646,819	27,373,380
Limited Brands Inc.	573,544	4,989,833
Lowe’s Companies Inc.	3,111,126	56,778,050
Macy’s Inc.	892,872	7,946,561
McDonald’s Corp.	2,364,713	129,042,388
Nordstrom Inc.(b)	338,205	5,664,934
Office Depot Inc.(a)	577,557	756,600
O’Reilly Automotive Inc.(a)	286,547	10,032,010
RadioShack Corp.	268,683	2,302,613
Sears Holdings Corp.(a)(b)	116,476	5,324,118
Staples Inc.	1,514,324	27,424,408
Starbucks Corp.(a)	1,559,393	17,324,856
Target Corp.	1,597,903	54,951,884
Tiffany & Co.(b)	261,106	5,629,445
TJX Companies Inc. (The)	883,790	22,660,376
Walgreen Co.	2,094,509	54,373,454
Wal-Mart Stores Inc.	4,747,426	247,340,895
Yum! Brands Inc.	976,308	26,828,944

		1,036,420,142
SAVINGS & LOANS – 0.18%
Hudson City Bancorp Inc.	1,108,863	12,962,608
People’s United Financial Inc.	739,251	13,284,340

		26,246,948
SEMICONDUCTORS – 2.56%
Advanced Micro Devices Inc.(a)(b)	1,184,058	3,611,377

Altera Corp.	622,627	10,927,104
Analog Devices Inc.	618,250	11,913,678
Applied Materials Inc.	2,821,820	30,334,565
Broadcom Corp. Class A(a)	903,092	18,043,778
Intel Corp.	11,809,995	177,740,425
KLA-Tencor Corp.	360,609	7,212,180
Linear Technology Corp.	470,993	10,823,419
LSI Corp.(a)	1,371,922	4,170,643
MEMC Electronic Materials Inc.(a)	476,229	7,853,016
Microchip Technology Inc.(b)	386,670	8,193,537
Micron Technology Inc.(a)(b)	1,619,489	6,575,125
National Semiconductor Corp.	413,165	4,243,205
Novellus Systems Inc.(a)	206,795	3,439,001
NVIDIA Corp.(a)	1,140,124	11,241,623
QLogic Corp.(a)(b)	260,216	2,893,602
Teradyne Inc.(a)	366,385	1,604,766
Texas Instruments Inc.	2,709,694	44,737,048
Xilinx Inc.(b)	581,906	11,149,319

		376,707,411
SOFTWARE – 4.60%
Adobe Systems Inc.(a)	1,112,392	23,794,065
Autodesk Inc.(a)	480,429	8,076,011
Automatic Data Processing Inc.	1,071,722	37,681,746
BMC Software Inc.(a)	391,969	12,934,977
CA Inc.	837,115	14,741,595
Citrix Systems Inc.(a)	382,027	8,649,091
Compuware Corp.(a)	528,997	3,486,090
Dun & Bradstreet Corp. (The)	113,182	8,715,014
Electronic Arts Inc.(a)(b)	683,171	12,426,880
Fidelity National Information Services Inc.	405,340	7,377,188
Fiserv Inc.(a)	331,174	12,074,604
IMS Health Inc.	385,007	4,801,037
Intuit Inc.(a)	681,886	18,410,922
MasterCard Inc. Class A(b)	153,787	25,756,247
Microsoft Corp.	16,234,554	298,228,757
Novell Inc.(a)	727,670	3,099,874
Oracle Corp.(a)	8,143,245	147,148,437
Paychex Inc.	681,696	17,499,136
Salesforce.com Inc.(a)(b)	224,102	7,334,858
Total System Services Inc.	420,668	5,809,425

		678,045,954
TELECOMMUNICATIONS – 6.96%
American Tower Corp. Class A(a)	842,935	25,650,512
AT&T Inc.	12,513,277	315,334,580
CenturyTel Inc.	214,178	6,022,685
Ciena Corp.(a)	195,644	1,522,110
Cisco Systems Inc.(a)	12,393,879	207,845,351
Corning Inc.	3,300,796	43,801,563
Embarq Corp.	302,693	11,456,930
Frontier Communications Corp.	659,434	4,734,736
Harris Corp.	283,195	8,195,663
JDS Uniphase Corp.(a)(b)	455,049	1,478,909
Juniper Networks Inc.(a)(b)	1,108,388	16,692,323

Motorola Inc.	4,832,604	20,441,915
QUALCOMM Inc.	3,502,443	136,280,057
Qwest Communications International Inc.(b)	3,119,773	10,669,624
Sprint Nextel Corp.(a)	6,081,598	21,711,305
Tellabs Inc.(a)	841,802	3,855,453
Verizon Communications Inc.	6,031,472	182,150,454
Windstream Corp.	936,474	7,547,980

		1,025,392,150
TEXTILES – 0.05%
Cintas Corp.	278,984	6,896,484

		6,896,484
TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	262,568	6,582,580
Mattel Inc.	761,013	8,774,480

		15,357,060
TRANSPORTATION – 1.99%
Burlington Northern Santa Fe Corp.	590,746	35,533,372
C.H. Robinson Worldwide Inc.	361,321	16,479,851
CSX Corp.	847,516	21,908,289
Expeditors International Washington Inc.	450,285	12,738,563
FedEx Corp.	660,776	29,397,924
Norfolk Southern Corp.	777,895	26,253,956
Ryder System Inc.	117,587	3,328,888
Union Pacific Corp.	1,068,118	43,910,331
United Parcel Service Inc. Class B	2,113,998	104,050,982

		293,602,156

TOTAL COMMON STOCKS
(Cost: $24,494,227,451)		14,709,010,567

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.36%

MONEY MARKET FUNDS – 2.36%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	292,782,075	292,782,075
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	46,742,982	46,742,982
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	8,540,530	8,540,530

		348,065,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $348,065,587)		348,065,587

TOTAL INVESTMENTS IN SECURITIES – 102.13%
(Cost: $24,842,293,038)	15,057,076,154
Other Assets, Less Liabilities – (2.13)%	(313,775,992)

NET ASSETS – 100.00%	$14,743,300,162

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.12%
Omnicom Group Inc.	243,060	$5,687,604

		5,687,604
AEROSPACE & DEFENSE – 2.09%
Boeing Co. (The)	434,889	15,473,351
General Dynamics Corp.	273,754	11,385,429
L-3 Communications Holdings Inc.	94,084	6,378,895
Lockheed Martin Corp.	405,757	28,009,406
Rockwell Collins Inc.	192,995	6,299,357
United Technologies Corp.	656,355	28,210,138

		95,756,576
AGRICULTURE – 0.73%
Monsanto Co.	401,727	33,383,514

		33,383,514
AIRLINES – 0.05%
Southwest Airlines Co.	353,352	2,236,718

		2,236,718
APPAREL – 0.66%
Coach Inc.(a)	392,667	6,557,539
Nike Inc. Class B	473,278	22,192,005
Polo Ralph Lauren Corp.	39,147	1,653,961

		30,403,505
AUTO MANUFACTURERS – 0.26%
General Motors Corp.(b)	218,425	423,744
PACCAR Inc.	442,710	11,404,210

		11,827,954
BANKS – 0.40%
Discover Financial Services	347,129	2,190,384
First Horizon National Corp.	113,252	1,216,326
Northern Trust Corp.	125,525	7,508,905
State Street Corp.	242,747	7,471,753

		18,387,368
BEVERAGES – 3.99%
Brown-Forman Corp. Class B	68,099	2,644,284
Coca-Cola Co. (The)	1,726,747	75,890,531
Constellation Brands Inc. Class A(a)	99,851	1,188,227
Dr Pepper Snapple Group Inc.(a)	188,529	3,188,025
Pepsi Bottling Group Inc.	87,386	1,934,726
PepsiCo Inc.	1,901,414	97,884,793

		182,730,586
BIOTECHNOLOGY – 2.67%
Amgen Inc.(a)	1,263,254	62,556,338

Biogen Idec Inc.(a)	363,300	19,044,186
Celgene Corp.(a)	561,472	24,929,357
Genzyme Corp.(a)	175,791	10,440,227
Life Technologies Corp.(a)	95,541	3,103,172
Millipore Corp.(a)	37,073	2,128,361

		122,201,641
CHEMICALS – 0.97%
CF Industries Holdings Inc.	39,453	2,806,292
Ecolab Inc.	204,749	7,110,933
International Flavors & Fragrances Inc.	54,749	1,667,655
Praxair Inc.	240,212	16,163,865
Rohm and Haas Co.	85,482	6,739,401
Sherwin-Williams Co. (The)	120,317	6,252,874
Sigma-Aldrich Corp.	100,159	3,785,009

		44,526,029
COAL – 0.24%
CONSOL Energy Inc.	220,897	5,575,440
Peabody Energy Corp.	218,594	5,473,594

		11,049,034
COMMERCIAL SERVICES – 0.73%
Apollo Group Inc. Class A(a)	130,604	10,230,211
Equifax Inc.	154,070	3,767,011
Iron Mountain Inc.(a)	123,167	2,730,612
Monster Worldwide Inc.(a)	57,140	465,691
Moody’s Corp.	88,797	2,035,227
Robert Half International Inc.	185,320	3,304,256
Western Union Co.	867,989	10,910,622

		33,443,630
COMPUTERS – 7.65%
Affiliated Computer Services Inc. Class A(a)	77,246	3,699,311
Apple Inc.(a)	1,088,053	114,376,131
Cognizant Technology Solutions Corp. Class A(a)	356,254	7,406,521
Dell Inc.(a)	2,114,909	20,049,337
EMC Corp.(a)	1,647,425	18,780,645
Hewlett-Packard Co.	1,903,230	61,017,554
International Business Machines Corp.	1,163,837	112,764,167
Lexmark International Inc. Class A(a)	94,245	1,589,913
NetApp Inc.(a)	403,776	5,992,036
SanDisk Corp.(a)	275,443	3,484,354
Teradata Corp.(a)	103,741	1,682,679

		350,842,648
COSMETICS & PERSONAL CARE – 3.66%
Avon Products Inc.	521,153	10,021,772
Colgate-Palmolive Co.	612,584	36,130,204
Estee Lauder Companies Inc. (The) Class A	141,357	3,484,450
Procter & Gamble Co. (The)	2,506,531	118,032,545

		167,668,971
DISTRIBUTION & WHOLESALE – 0.16%
Fastenal Co.(b)	157,530	5,065,377

W.W. Grainger Inc.	34,301	2,407,244

		7,472,621
DIVERSIFIED FINANCIAL SERVICES – 3.06%
American Express Co.	958,202	13,060,293
Charles Schwab Corp. (The)	766,499	11,880,734
CME Group Inc.	81,083	19,978,040
E*TRADE Financial Corp.(a)(b)	331,138	423,857
Federated Investors Inc. Class B	75,804	1,687,397
Franklin Resources Inc.	184,984	9,965,088
Goldman Sachs Group Inc. (The)	564,179	59,814,258
IntercontinentalExchange Inc.(a)	88,648	6,601,617
NASDAQ OMX Group Inc. (The)(a)	95,857	1,876,880
NYSE Euronext Inc.	316,781	5,670,380
SLM Corp.(a)	569,443	2,818,743
T. Rowe Price Group Inc.(b)	219,215	6,326,545

		140,103,832
ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
Emerson Electric Co.	553,716	15,825,203

		15,825,203
ELECTRONICS – 0.62%
Agilent Technologies Inc.(a)	429,451	6,600,662
Amphenol Corp. Class A	209,384	5,965,350
FLIR Systems Inc.(a)	184,552	3,779,625
Thermo Fisher Scientific Inc.(a)	219,792	7,839,981
Waters Corp.(a)	118,795	4,389,475

		28,575,093
ENGINEERING & CONSTRUCTION – 0.15%
Fluor Corp.	108,296	3,741,627
Jacobs Engineering Group Inc.(a)	84,415	3,263,484

		7,005,111
ENVIRONMENTAL CONTROL – 0.15%
Republic Services Inc.	212,600	3,646,090
Stericycle Inc.(a)	64,615	3,084,074

		6,730,164
FOOD – 1.58%
Campbell Soup Co.	249,823	6,835,157
Dean Foods Co.(a)(b)	123,936	2,240,763
General Mills Inc.	216,438	10,795,927
H.J. Heinz Co.	226,486	7,487,627
Hershey Co. (The)	202,208	7,026,728
Hormel Foods Corp.	37,584	1,191,789
Kellogg Co.	308,231	11,290,502
Kroger Co. (The)	318,705	6,762,920
McCormick & Co. Inc. NVS	87,254	2,580,101
Sysco Corp.	720,173	16,419,944

		72,631,458
HAND & MACHINE TOOLS – 0.05%
Black & Decker Corp. (The)	73,361	2,315,273

		2,315,273

HEALTH CARE - PRODUCTS – 6.77%
Baxter International Inc.	405,116	20,750,042
Becton, Dickinson and Co.	161,175	10,837,407
Boston Scientific Corp.(a)	679,324	5,400,626
C.R. Bard Inc.	80,034	6,380,310
DENTSPLY International Inc.	88,981	2,389,140
Intuitive Surgical Inc.(a)(b)	47,752	4,553,631
Johnson & Johnson	3,379,184	177,745,078
Medtronic Inc.	1,366,397	40,267,720
Patterson Companies Inc.(a)(b)	111,198	2,097,194
St. Jude Medical Inc.(a)	422,963	15,366,246
Stryker Corp.	290,894	9,902,032
Varian Medical Systems Inc.(a)(b)	152,293	4,635,799
Zimmer Holdings Inc.(a)	272,437	9,943,950

		310,269,175
HEALTH CARE - SERVICES – 1.56%
Aetna Inc.	277,322	6,747,244
Coventry Health Care Inc.(a)	120,067	1,553,667
DaVita Inc.(a)	127,060	5,584,287
Humana Inc.(a)	121,890	3,178,891
Laboratory Corp. of America Holdings(a)	132,245	7,735,010
Quest Diagnostics Inc.	113,310	5,379,959
UnitedHealth Group Inc.	1,485,453	31,090,531
WellPoint Inc.(a)	274,202	10,411,450

		71,681,039
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	130,834	1,948,118

		1,948,118
HOME BUILDERS – 0.08%
Centex Corp.	63,070	473,025
D.R. Horton Inc.	115,072	1,116,198
KB Home	53,995	711,654
Pulte Homes Inc.	129,252	1,412,724

		3,713,601
HOME FURNISHINGS – 0.01%
Harman International Industries Inc.	38,905	526,385

		526,385
HOUSEHOLD PRODUCTS & WARES – 0.32%
Kimberly-Clark Corp.	318,464	14,684,375

		14,684,375
INSURANCE – 0.82%
Aflac Inc.	319,465	6,184,842
Aon Corp.	133,336	5,442,776
Chubb Corp.	215,401	9,115,770
Loews Corp.	184,879	4,085,826
MBIA Inc.(a)(b)	108,127	495,222
Progressive Corp. (The)(a)	827,409	11,120,377

Torchmark Corp.	45,647	1,197,321

		37,642,134
INTERNET – 4.15%
Akamai Technologies Inc.(a)	207,711	4,029,593
Amazon.com Inc.(a)	392,787	28,846,277
eBay Inc.(a)	1,317,009	16,541,633
Expedia Inc.(a)	110,456	1,002,940
Google Inc. Class A(a)	292,757	101,897,001
McAfee Inc.(a)	92,357	3,093,959
Symantec Corp.(a)	582,263	8,699,009
VeriSign Inc.(a)	235,310	4,440,300
Yahoo! Inc.(a)	1,703,816	21,825,883

		190,376,595
IRON & STEEL – 0.35%
Allegheny Technologies Inc.	73,889	1,620,386
Nucor Corp.	383,562	14,640,562

		16,260,948
LEISURE TIME – 0.05%
Harley-Davidson Inc.	164,755	2,206,069

		2,206,069
LODGING – 0.13%
Marriott International Inc. Class A	255,332	4,177,232
Wynn Resorts Ltd.(a)(b)	81,700	1,631,549

		5,808,781
MACHINERY – 0.84%
Caterpillar Inc.	735,137	20,554,431
Cummins Inc.	177,484	4,516,968
Deere & Co.	299,717	9,851,698
Rockwell Automation Inc.	173,574	3,790,856

		38,713,953
MANUFACTURING – 1.67%
Danaher Corp.	311,628	16,896,470
Illinois Tool Works Inc.	239,721	7,395,393
ITT Corp.	126,622	4,871,148
Pall Corp.	69,091	1,411,529
Parker Hannifin Corp.	107,937	3,667,699
3M Co.	847,767	42,150,975

		76,393,214
MEDIA – 1.50%
Comcast Corp. Class A	1,443,425	19,688,317
DIRECTV Group Inc. (The)(a)(b)	271,757	6,193,342
McGraw-Hill Companies Inc. (The)	383,644	8,773,938
Scripps Networks Interactive Inc. Class A	49,387	1,111,701
Time Warner Cable Inc.	167,707	4,159,134
Viacom Inc. Class B(a)	741,133	12,880,892
Walt Disney Co. (The)	884,706	16,066,261

		68,873,585

METAL FABRICATE & HARDWARE – 0.14%
Precision Castparts Corp.	105,847	6,340,235

		6,340,235
MINING – 0.66%
Freeport-McMoRan Copper & Gold Inc.	503,113	19,173,636
Newmont Mining Corp.	233,123	10,434,585
Titanium Metals Corp.(b)	104,239	570,187

		30,178,408
OFFICE & BUSINESS EQUIPMENT – 0.08%
Pitney Bowes Inc.	164,214	3,834,397

		3,834,397
OIL & GAS – 18.97%
Anadarko Petroleum Corp.	562,003	21,856,297
Apache Corp.	409,073	26,217,489
Cabot Oil & Gas Corp.	125,943	2,968,477
Chesapeake Energy Corp.	686,025	11,703,586
Chevron Corp.	2,449,116	164,678,560
ConocoPhillips	1,157,414	45,324,332
Devon Energy Corp.	542,330	24,236,728
Diamond Offshore Drilling Inc.	55,183	3,468,803
ENSCO International Inc.	173,122	4,570,421
EOG Resources Inc.	305,170	16,711,109
EQT Corp.	105,256	3,297,670
Exxon Mobil Corp.	6,037,575	411,158,857
Hess Corp.	346,764	18,794,609
Marathon Oil Corp.	527,043	13,855,960
Murphy Oil Corp.	233,197	10,440,230
Nabors Industries Ltd.(a)	344,660	3,443,153
Noble Energy Inc.	107,836	5,810,204
Occidental Petroleum Corp.	693,072	38,569,457
Pioneer Natural Resources Co.	82,130	1,352,681
Range Resources Corp.	190,752	7,851,352
Southwestern Energy Co.(a)	264,772	7,861,081
Sunoco Inc.	142,384	3,770,328
XTO Energy Inc.	708,412	21,691,576

		869,632,960
OIL & GAS SERVICES – 2.24%
Baker Hughes Inc.	376,994	10,763,179
BJ Services Co.	355,715	3,539,364
Cameron International Corp.(a)	265,294	5,817,897
Halliburton Co.	570,194	8,820,901
National Oilwell Varco Inc.(a)	305,581	8,773,231
Schlumberger Ltd.	1,461,193	59,353,660
Smith International Inc.	267,662	5,749,380

		102,817,612
PACKAGING & CONTAINERS – 0.19%
Ball Corp.	114,752	4,980,237
Owens-Illinois Inc.(a)	50,318	726,592
Pactiv Corp.(a)	81,772	1,193,053
Sealed Air Corp.	117,657	1,623,667

		8,523,549

PHARMACEUTICALS – 3.71%
Abbott Laboratories	962,905	45,930,569
Allergan Inc.	183,978	8,786,789
Cephalon Inc.(a)(b)	38,724	2,637,104
Express Scripts Inc.(a)	302,536	13,968,087
Forest Laboratories Inc.(a)	368,630	8,095,115
Gilead Sciences Inc.(a)	734,680	34,030,378
Hospira Inc.(a)	91,451	2,822,178
King Pharmaceuticals Inc.(a)	126,473	894,164
Medco Health Solutions Inc.(a)	216,137	8,935,104
Mylan Inc.(a)(b)	193,387	2,593,320
Watson Pharmaceuticals Inc.(a)	43,109	1,341,121
Wyeth	927,327	39,912,154

		169,946,083
PIPELINES – 0.14%
Questar Corp.	212,115	6,242,544

		6,242,544
REAL ESTATE – 0.02%
CB Richard Ellis Group Inc. Class A(a)	271,928	1,095,870

		1,095,870
REAL ESTATE INVESTMENT TRUSTS – 0.05%
Ventas Inc.	94,266	2,131,354

		2,131,354
RETAIL – 7.83%
Abercrombie & Fitch Co. Class A	106,114	2,525,513
AutoZone Inc.(a)	46,388	7,543,617
Bed Bath & Beyond Inc.(a)(b)	317,717	7,863,496
Best Buy Co. Inc.	252,592	9,588,392
Big Lots Inc.(a)	43,420	902,268
Costco Wholesale Corp.	233,031	10,793,996
CVS Caremark Corp.	942,706	25,914,988
Family Dollar Stores Inc.	100,526	3,354,553
GameStop Corp. Class A(a)	199,566	5,591,839
Gap Inc. (The)	249,937	3,246,682
Home Depot Inc.	1,305,254	30,751,784
Kohl’s Corp.(a)	238,487	10,092,770
Lowe’s Companies Inc.	1,271,760	23,209,620
McDonald’s Corp.	680,390	37,128,882
Nordstrom Inc.(b)	112,973	1,892,298
O’Reilly Automotive Inc.(a)	102,124	3,575,361
RadioShack Corp.	100,725	863,213
Sears Holdings Corp.(a)(b)	67,239	3,073,495
Staples Inc.	478,867	8,672,281
Starbucks Corp.(a)	896,815	9,963,615
Target Corp.	469,023	16,129,701
TJX Companies Inc. (The)	508,352	13,034,145
Walgreen Co.	699,206	18,151,388
Wal-Mart Stores Inc.	1,720,940	89,660,974
Yum! Brands Inc.	562,158	15,448,102

		358,972,973

SAVINGS & LOANS – 0.10%
Hudson City Bancorp Inc.	394,859	4,615,902

		4,615,902
SEMICONDUCTORS – 2.55%
Advanced Micro Devices Inc.(a)(b)	255,541	779,400
Altera Corp.	358,724	6,295,606
Applied Materials Inc.	1,169,995	12,577,446
Broadcom Corp. Class A(a)	234,236	4,680,035
Intel Corp.	3,261,742	49,089,217
LSI Corp.(a)	300,304	912,924
MEMC Electronic Materials Inc.(a)	272,394	4,491,777
National Semiconductor Corp.	237,807	2,442,278
Novellus Systems Inc.(a)	51,403	854,832
NVIDIA Corp.(a)	412,337	4,065,643
QLogic Corp.(a)(b)	94,416	1,049,906
Texas Instruments Inc.	1,560,004	25,755,666
Xilinx Inc.	193,730	3,711,867

		116,706,597
SOFTWARE – 7.97%
Adobe Systems Inc.(a)	640,538	13,701,108
Autodesk Inc.(a)	276,202	4,642,956
Automatic Data Processing Inc.	320,941	11,284,286
BMC Software Inc.(a)	225,812	7,451,796
CA Inc.	283,575	4,993,756
Citrix Systems Inc.(a)	144,998	3,282,755
Compuware Corp.(a)	300,711	1,981,685
Dun & Bradstreet Corp. (The)	65,310	5,028,870
Electronic Arts Inc.(a)	169,474	3,082,732
Fiserv Inc.(a)	190,792	6,956,276
IMS Health Inc.	221,799	2,765,834
Intuit Inc.(a)	392,689	10,602,603
MasterCard Inc. Class A	88,491	14,820,473
Microsoft Corp.	9,341,510	171,603,539
Novell Inc.(a)	214,859	915,299
Oracle Corp.(a)	4,685,562	84,668,105
Paychex Inc.	392,702	10,080,660
Salesforce.com Inc.(a)(b)	128,774	4,214,773
Total System Services Inc.	241,695	3,337,808

		365,415,314
TELECOMMUNICATIONS – 4.95%
American Tower Corp. Class A(a)	121,572	3,699,436
Cisco Systems Inc.(a)	7,131,461	119,594,601
Harris Corp.	163,093	4,719,911
Juniper Networks Inc.(a)	236,376	3,559,823
Motorola Inc.	2,778,379	11,752,543
QUALCOMM Inc.	2,015,222	78,412,288
Sprint Nextel Corp.(a)	1,225,238	4,374,100
Tellabs Inc.(a)	190,147	870,873

		226,983,575

TEXTILES – 0.04%
Cintas Corp.	77,013	1,903,761

		1,903,761
TRANSPORTATION – 1.66%
Burlington Northern Santa Fe Corp.	187,116	11,255,027
C.H. Robinson Worldwide Inc.	208,010	9,487,336
Expeditors International Washington Inc.	259,457	7,340,039
FedEx Corp.	193,648	8,615,400
Norfolk Southern Corp.	197,218	6,656,108
United Parcel Service Inc. Class B	669,021	32,929,214

		76,283,124

TOTAL COMMON STOCKS
(Cost: $6,330,738,529)		4,581,526,763

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.96%

MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	35,457,059	35,457,059
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	5,660,759	5,660,759
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	2,982,589	2,982,589

		44,100,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,100,407)		44,100,407

TOTAL INVESTMENTS IN SECURITIES – 100.89%
(Cost: $6,374,838,936)		4,625,627,170
Other Assets, Less Liabilities – (0.89)%		(40,592,813)

NET ASSETS – 100.00%		$4,585,034,357

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.56%

ADVERTISING – 0.14%
Interpublic Group of Companies Inc. (The)(a)(b)	367,165	$1,512,720
Omnicom Group Inc.	85,785	2,007,369

		3,520,089
AEROSPACE & DEFENSE – 2.34%
Boeing Co. (The)	284,081	10,107,602
General Dynamics Corp.	124,376	5,172,798
Goodrich Corp.	94,879	3,594,965
L-3 Communications Holdings Inc.	31,831	2,158,142
Northrop Grumman Corp.	250,987	10,953,073
Raytheon Co.	306,938	11,952,166
United Technologies Corp.	310,833	13,359,602

		57,298,348
AGRICULTURE – 4.91%
Altria Group Inc.	1,585,722	25,403,266
Archer-Daniels-Midland Co.	492,415	13,679,289
Lorillard Inc.	128,933	7,960,323
Monsanto Co.	168,138	13,972,268
Philip Morris International Inc.	1,537,892	54,718,197
Reynolds American Inc.	129,672	4,647,444

		120,380,787
AIRLINES – 0.09%
Southwest Airlines Co.	346,269	2,191,883

		2,191,883
APPAREL – 0.19%
Polo Ralph Lauren Corp.	18,689	789,610
VF Corp.	67,599	3,860,579

		4,650,189
AUTO MANUFACTURERS – 0.22%
Ford Motor Co.(a)(b)	1,838,176	4,834,403
General Motors Corp.(b)	334,151	648,253

		5,482,656
AUTO PARTS & EQUIPMENT – 0.27%
Goodyear Tire & Rubber Co. (The)(a)	186,260	1,165,988
Johnson Controls Inc.	455,816	5,469,792

		6,635,780
BANKS – 6.99%
Bank of America Corp.	4,912,714	33,504,709
Bank of New York Mellon Corp. (The)	881,809	24,911,104
BB&T Corp.(b)	429,045	7,259,441
Comerica Inc.	115,977	2,123,539
Discover Financial Services	151,627	956,766
Fifth Third Bancorp	444,228	1,297,146

First Horizon National Corp.(b)	91,063	978,017
Huntington Bancshares Inc.(b)	281,852	467,874
KeyCorp	379,455	2,986,311
M&T Bank Corp.(b)	59,521	2,692,730
Marshall & Ilsley Corp.	204,585	1,151,814
Northern Trust Corp.	92,567	5,537,358
PNC Financial Services Group Inc. (The)	328,293	9,615,702
Regions Financial Corp.	532,771	2,269,604
State Street Corp.	178,929	5,507,435
SunTrust Banks Inc.	273,496	3,210,843
U.S. Bancorp	1,346,297	19,669,399
Wells Fargo & Co.	3,252,212	46,311,499
Zions Bancorporation(b)	88,794	872,845

		171,324,136
BEVERAGES – 1.28%
Brown-Forman Corp. Class B	32,655	1,267,994
Coca-Cola Co. (The)	443,049	19,472,004
Coca-Cola Enterprises Inc.	243,229	3,208,191
Constellation Brands Inc. Class A(a)	87,195	1,037,620
Dr Pepper Snapple Group Inc.(a)	76,320	1,290,571
Molson Coors Brewing Co. Class B	114,949	3,940,452
Pepsi Bottling Group Inc.	48,885	1,082,314

		31,299,146
BIOTECHNOLOGY – 0.38%
Genzyme Corp.(a)	97,834	5,810,361
Life Technologies Corp.(a)	73,315	2,381,271
Millipore Corp.(a)	19,137	1,098,655

		9,290,287
BUILDING MATERIALS – 0.08%
Masco Corp.	276,883	1,932,643

		1,932,643
CHEMICALS – 1.98%
Air Products and Chemicals Inc.	160,829	9,046,631
CF Industries Holdings Inc.	12,241	870,702
Dow Chemical Co. (The)	709,062	5,977,393
E.I. du Pont de Nemours and Co.	692,361	15,460,421
Eastman Chemical Co.	56,165	1,505,222
International Flavors & Fragrances Inc.	26,021	792,600
PPG Industries Inc.	125,979	4,648,625
Praxair Inc.	84,805	5,706,528
Rohm and Haas Co.	42,161	3,323,973
Sigma-Aldrich Corp.	31,162	1,177,612

		48,509,707
COAL – 0.10%
Massey Energy Co.	65,737	665,258
Peabody Energy Corp.	67,783	1,697,286

		2,362,544
COMMERCIAL SERVICES – 0.73%
Convergys Corp.(a)	94,398	762,736

H&R Block Inc.	260,549	4,739,386
Iron Mountain Inc.(a)	60,623	1,344,012
McKesson Corp.	210,057	7,360,397
Monster Worldwide Inc.(a)	63,724	519,351
Moody’s Corp.	90,250	2,068,530
R.R. Donnelley & Sons Co.	157,800	1,156,674

		17,951,086
COMPUTERS – 2.70%
Affiliated Computer Services Inc. Class A(a)	26,345	1,261,662
Computer Sciences Corp.(a)	116,210	4,281,176
EMC Corp.(a)	509,280	5,805,792
Hewlett-Packard Co.	643,770	20,639,266
International Business Machines Corp.	298,607	28,932,032
Sun Microsystems Inc.(a)	571,242	4,181,491
Teradata Corp.(a)	67,675	1,097,688

		66,199,107
COSMETICS & PERSONAL CARE – 1.30%
Procter & Gamble Co. (The)	674,780	31,775,390

		31,775,390
DISTRIBUTION & WHOLESALE – 0.23%
Genuine Parts Co.	122,304	3,651,997
W.W. Grainger Inc.	27,328	1,917,879

		5,569,876
DIVERSIFIED FINANCIAL SERVICES – 5.37%
American Express Co.	296,436	4,040,423
Ameriprise Financial Inc.	167,845	3,439,144
Capital One Financial Corp.	300,556	3,678,805
Charles Schwab Corp. (The)	237,285	3,677,917
CIT Group Inc.	299,396	853,279
Citigroup Inc.(b)	4,200,989	10,628,502
E*TRADE Financial Corp.(a)(b)	224,058	286,794
Federated Investors Inc. Class B	20,499	456,308
Invesco Ltd.	290,263	4,023,045
Janus Capital Group Inc.	121,435	807,543
JPMorgan Chase & Co.	2,883,914	76,654,434
Legg Mason Inc.	110,431	1,755,853
Morgan Stanley	824,652	18,777,326
NASDAQ OMX Group Inc. (The)(a)	45,118	883,410
T. Rowe Price Group Inc.	58,811	1,697,285

		131,660,068
ELECTRIC – 8.60%
AES Corp. (The)(a)	512,645	2,978,467
Allegheny Energy Inc.	129,946	3,010,849
Ameren Corp.	163,014	3,780,295
American Electric Power Co. Inc.	311,505	7,868,616
CenterPoint Energy Inc.	267,228	2,787,188
CMS Energy Corp.	173,809	2,057,899
Consolidated Edison Inc.	210,074	8,321,031
Constellation Energy Group Inc.	152,462	3,149,865
Dominion Resources Inc.	447,611	13,871,465

DTE Energy Co.	125,229	3,468,843
Duke Energy Corp.	982,817	14,073,939
Dynegy Inc. Class A(a)	390,347	550,389
Edison International	249,932	7,200,541
Entergy Corp.	145,332	9,895,656
Exelon Corp.	505,181	22,930,166
FirstEnergy Corp.	233,843	9,026,340
FPL Group Inc.	313,714	15,914,711
Integrys Energy Group Inc.	58,815	1,531,543
Northeast Utilities	131,691	2,843,209
Pepco Holdings Inc.	168,552	2,103,529
PG&E Corp.	280,591	10,724,188
Pinnacle West Capital Corp.	77,455	2,057,205
PPL Corp.	287,912	8,265,954
Progress Energy Inc.	211,403	7,665,473
Public Service Enterprise Group Inc.	388,162	11,439,134
SCANA Corp.	92,703	2,863,596
Southern Co.	596,816	18,274,506
TECO Energy Inc.	163,843	1,826,849
Wisconsin Energy Corp.	89,684	3,692,290
Xcel Energy Inc.	348,430	6,491,251

		210,664,987
ELECTRICAL COMPONENTS & EQUIPMENT – 0.33%
Emerson Electric Co.	231,671	6,621,157
Molex Inc.	106,273	1,460,191

		8,081,348
ELECTRONICS – 0.51%
Jabil Circuit Inc.	162,372	902,788
PerkinElmer Inc.	89,078	1,137,526
Thermo Fisher Scientific Inc.(a)	182,842	6,521,974
Tyco Electronics Ltd.	351,323	3,878,606

		12,440,894
ENGINEERING & CONSTRUCTION – 0.17%
Fluor Corp.	71,007	2,453,292
Jacobs Engineering Group Inc.(a)	41,455	1,602,650

		4,055,942
ENTERTAINMENT – 0.08%
International Game Technology	226,342	2,086,873

		2,086,873
ENVIRONMENTAL CONTROL – 0.52%
Republic Services Inc.	113,589	1,948,052
Stericycle Inc.(a)	24,686	1,178,263
Waste Management Inc.	377,010	9,651,456

		12,777,771
FOOD – 2.86%
ConAgra Foods Inc.	342,968	5,785,870
Dean Foods Co.(a)	40,436	731,083
General Mills Inc.	115,683	5,770,268
H.J. Heinz Co.	98,950	3,271,287

Hormel Foods Corp.	30,288	960,432
J.M. Smucker Co. (The)	90,840	3,385,607
Kraft Foods Inc. Class A	1,127,701	25,136,455
Kroger Co. (The)	300,298	6,372,324
McCormick & Co. Inc. NVS	45,280	1,338,930
Safeway Inc.	329,011	6,642,732
Sara Lee Corp.	533,523	4,310,866
SUPERVALU Inc.	162,407	2,319,172
Tyson Foods Inc. Class A	231,866	2,177,222
Whole Foods Market Inc.(b)	108,335	1,820,028

		70,022,276
FOREST PRODUCTS & PAPER – 0.49%
International Paper Co.	328,097	2,309,803
MeadWestvaco Corp.	131,573	1,577,560
Plum Creek Timber Co. Inc.	126,438	3,675,553
Weyerhaeuser Co.	162,028	4,467,112

		12,030,028
GAS – 0.48%
Nicor Inc.	34,916	1,160,259
NiSource Inc.	210,383	2,061,753
Sempra Energy	186,733	8,634,534

		11,856,546
HAND & MACHINE TOOLS – 0.12%
Snap-On Inc.	44,231	1,110,198
Stanley Works (The)	60,686	1,767,176

		2,877,374
HEALTH CARE - PRODUCTS – 1.59%
Baxter International Inc.	216,612	11,094,867
Becton, Dickinson and Co.	82,744	5,563,707
Boston Scientific Corp.(a)	725,980	5,771,541
C.R. Bard Inc.	26,100	2,080,692
Covidien Ltd.	386,554	12,849,055
DENTSPLY International Inc.	57,811	1,552,225

		38,912,087
HEALTH CARE - SERVICES – 0.68%
Aetna Inc.	173,929	4,231,693
Coventry Health Care Inc.(a)	38,681	500,532
Humana Inc.(a)	53,390	1,392,411
Quest Diagnostics Inc.	47,355	2,248,415
Tenet Healthcare Corp.(a)	314,627	364,967
WellPoint Inc.(a)	210,273	7,984,066

		16,722,084
HOLDING COMPANIES - DIVERSIFIED – 0.03%
Leucadia National Corp.(a)	57,612	857,843

		857,843
HOME BUILDERS – 0.16%
Centex Corp.	57,081	428,108
D.R. Horton Inc.(b)	140,266	1,360,580

KB Home	22,456	295,970
Lennar Corp. Class A	109,142	819,656
Pulte Homes Inc.(b)	83,669	914,502

		3,818,816
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	20,513	277,541
Whirlpool Corp.(b)	56,587	1,674,409

		1,951,950
HOUSEHOLD PRODUCTS & WARES – 0.64%
Avery Dennison Corp.	86,825	1,939,671
Clorox Co. (The)	106,645	5,490,085
Fortune Brands Inc.	115,609	2,838,201
Kimberly-Clark Corp.	117,448	5,415,527

		15,683,484
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	213,395	1,361,460

		1,361,460
INSURANCE – 3.84%
Aflac Inc.	157,783	3,054,679
Allstate Corp. (The)	411,203	7,874,537
American International Group Inc.(b)	2,074,226	2,074,226
Aon Corp.	125,896	5,139,075
Assurant Inc.	90,331	1,967,409
Chubb Corp.	135,129	5,718,659
CIGNA Corp.	207,895	3,656,873
Cincinnati Financial Corp.	124,643	2,850,585
Genworth Financial Inc. Class A	335,763	637,950
Hartford Financial Services Group Inc. (The)	250,513	1,966,527
Lincoln National Corp.	196,364	1,313,675
Loews Corp.	160,679	3,551,006
Marsh & McLennan Companies Inc.	395,050	7,999,763
MBIA Inc.(a)	65,249	298,840
MetLife Inc.	627,582	14,290,042
Principal Financial Group Inc.	199,931	1,635,436
Prudential Financial Inc.	325,253	6,186,312
Torchmark Corp.	36,412	955,087
Travelers Companies Inc. (The)	448,656	18,233,380
Unum Group	254,015	3,175,188
XL Capital Ltd. Class A	263,036	1,436,177

		94,015,426
INTERNET – 0.28%
Expedia Inc.(a)	91,978	835,160
McAfee Inc.(a)(b)	60,721	2,034,154
Symantec Corp.(a)	264,482	3,951,361

		6,820,675
IRON & STEEL – 0.13%
AK Steel Holding Corp.	86,283	614,335
Allegheny Technologies Inc.	28,205	618,536
United States Steel Corp.	89,574	1,892,699

		3,125,570

LEISURE TIME – 0.34%
Carnival Corp.	335,814	7,253,582
Harley-Davidson Inc.	75,460	1,010,409

		8,263,991
LODGING – 0.14%
Marriott International Inc. Class A	65,566	1,072,660
Starwood Hotels & Resorts Worldwide Inc.	139,918	1,776,959
Wyndham Worldwide Corp.	136,325	572,565

		3,422,184
MACHINERY – 0.34%
Cummins Inc.	43,486	1,106,719
Deere & Co.	136,169	4,475,875
Flowserve Corp.	42,882	2,406,538
Manitowoc Co. Inc. (The)	100,376	328,230

		8,317,362
MANUFACTURING – 5.14%
Cooper Industries Ltd. Class A	128,175	3,314,606
Dover Corp.	142,683	3,763,978
Eastman Kodak Co.	207,091	786,946
Eaton Corp.	126,720	4,670,899
General Electric Co.	8,104,295	81,934,422
Honeywell International Inc.	563,986	15,712,650
Illinois Tool Works Inc.	144,462	4,456,653
Ingersoll-Rand Co. Ltd. Class A	244,584	3,375,259
ITT Corp.	59,960	2,306,661
Leggett & Platt Inc.	120,292	1,562,593
Pall Corp.	47,337	967,095
Parker Hannifin Corp.	55,762	1,894,793
Textron Inc.	185,219	1,063,157

		125,809,712
MEDIA – 3.19%
CBS Corp. Class B	520,839	2,000,022
Comcast Corp. Class A	1,303,826	17,784,187
DIRECTV Group Inc. (The)(a)(b)	235,350	5,363,627
Gannett Co. Inc.	176,072	387,358
Meredith Corp.(b)	27,611	459,447
New York Times Co. (The) Class A(b)	90,059	407,067
News Corp. Class A	1,764,503	11,681,010
Scripps Networks Interactive Inc. Class A	38,259	861,210
Time Warner Cable Inc.	165,268	4,098,646
Time Warner Inc.	917,868	17,714,852
Walt Disney Co. (The)	868,667	15,774,993
Washington Post Co. (The) Class B	4,614	1,647,659

		78,180,078
METAL FABRICATE & HARDWARE – 0.10%
Precision Castparts Corp.	40,783	2,442,902

		2,442,902

MINING – 0.79%
Alcoa Inc.	728,981	5,350,721
Newmont Mining Corp.	228,915	10,246,235
Vulcan Materials Co.	84,654	3,749,326

		19,346,282
OFFICE & BUSINESS EQUIPMENT – 0.18%
Pitney Bowes Inc.	55,685	1,300,245
Xerox Corp.	663,305	3,018,038

		4,318,283
OIL & GAS – 2.07%
ConocoPhillips	408,796	16,008,451
Diamond Offshore Drilling Inc.	18,755	1,178,939
EQT Corp.	34,332	1,075,622
Marathon Oil Corp.	211,669	5,564,778
Noble Energy Inc.	64,992	3,501,769
Occidental Petroleum Corp.	186,481	10,377,668
Pioneer Natural Resources Co.	38,072	627,046
Rowan Companies Inc.	87,071	1,042,240
Southwestern Energy Co.(a)	97,527	2,895,577
Tesoro Corp.	106,573	1,435,538
Valero Energy Corp.	396,063	7,089,528

		50,797,156
OIL & GAS SERVICES – 0.36%
Halliburton Co.	330,349	5,110,499
National Oilwell Varco Inc.(a)	128,061	3,676,631

		8,787,130
PACKAGING & CONTAINERS – 0.18%
Bemis Co. Inc.	76,726	1,608,944
Owens-Illinois Inc.(a)	95,839	1,383,915
Pactiv Corp.(a)	49,682	724,860
Sealed Air Corp.	47,590	656,742

		4,374,461
PHARMACEUTICALS – 12.09%
Abbott Laboratories	581,151	27,720,903
Allergan Inc.	120,302	5,745,624
AmerisourceBergen Corp.	116,801	3,814,721
Bristol-Myers Squibb Co.	1,519,178	33,300,382
Cardinal Health Inc.	276,464	8,703,087
Cephalon Inc.(a)(b)	28,639	1,950,316
Eli Lilly and Co.	776,007	25,926,394
Gilead Sciences Inc.(a)	237,596	11,005,447
Hospira Inc.(a)	64,639	1,994,760
King Pharmaceuticals Inc.(a)	110,234	779,354
Medco Health Solutions Inc.(a)	241,067	9,965,710
Merck & Co. Inc.	1,617,539	43,269,168
Mylan Inc.(a)(b)	112,875	1,513,654
Pfizer Inc.	5,176,486	70,503,739
Schering-Plough Corp.	1,248,197	29,395,039
Watson Pharmaceuticals Inc.(a)	53,202	1,655,114
Wyeth	439,185	18,902,522

		296,145,934

PIPELINES – 0.63%
El Paso Corp.	535,871	3,349,194
Spectra Energy Corp.	493,513	6,978,274
Williams Companies Inc. (The)	444,309	5,056,236

		15,383,704
REAL ESTATE INVESTMENT TRUSTS – 1.53%
Apartment Investment and Management Co. Class A	88,659	485,851
AvalonBay Communities Inc.(b)	61,076	2,874,237
Boston Properties Inc.	92,907	3,254,532
Equity Residential	209,253	3,839,793
HCP Inc.(b)	194,709	3,475,556
Health Care REIT Inc.(b)	84,754	2,592,625
Host Hotels & Resorts Inc.	402,179	1,576,542
Kimco Realty Corp.	179,449	1,367,401
ProLogis(b)	204,273	1,327,775
Public Storage	96,199	5,314,995
Simon Property Group Inc.	193,168	6,691,340
Ventas Inc.	50,869	1,150,148
Vornado Realty Trust	108,045	3,591,416

		37,542,211
RETAIL – 6.09%
AutoNation Inc.(a)(b)	82,985	1,151,832
Best Buy Co. Inc.	101,398	3,849,068
Big Lots Inc.(a)	36,040	748,911
Costco Wholesale Corp.	186,117	8,620,939
CVS Caremark Corp.	524,791	14,426,505
Darden Restaurants Inc.	105,412	3,611,415
Family Dollar Stores Inc.	44,161	1,473,653
Gap Inc. (The)	200,274	2,601,559
Home Depot Inc.	481,231	11,337,802
J.C. Penney Co. Inc.	170,420	3,420,329
Kohl’s Corp.(a)	84,143	3,560,932
Limited Brands Inc.	208,342	1,812,575
Lowe’s Companies Inc.	326,049	5,950,394
Macy’s Inc.	322,576	2,870,926
McDonald’s Corp.	427,335	23,319,671
Nordstrom Inc.(b)	51,448	861,754
Office Depot Inc.(a)	212,559	278,452
O’Reilly Automotive Inc.(a)	39,322	1,376,663
RadioShack Corp.	32,834	281,387
Staples Inc.	246,247	4,459,533
Target Corp.	282,958	9,730,926
Tiffany & Co.	94,420	2,035,695
Walgreen Co.	317,919	8,253,177
Wal-Mart Stores Inc.	634,886	33,077,561

		149,111,659
SAVINGS & LOANS – 0.27%
Hudson City Bancorp Inc.	152,434	1,781,953
People’s United Financial Inc.	267,117	4,800,092

		6,582,045

SEMICONDUCTORS – 2.57%
Advanced Micro Devices Inc.(a)(b)	270,377	824,650
Analog Devices Inc.	223,392	4,304,764
Applied Materials Inc.	286,071	3,075,263
Broadcom Corp. Class A(a)	179,474	3,585,891
Intel Corp.	2,219,643	33,405,627
KLA-Tencor Corp.	129,924	2,598,480
Linear Technology Corp.	170,180	3,910,736
LSI Corp.(a)	308,509	937,867
Microchip Technology Inc.	139,698	2,960,201
Micron Technology Inc.(a)(b)	585,801	2,378,352
Novellus Systems Inc.(a)	42,956	714,358
NVIDIA Corp.(a)	153,864	1,517,099
QLogic Corp.(a)(b)	33,034	367,338
Teradyne Inc.(a)	135,170	592,045
Xilinx Inc.	88,607	1,697,710

		62,870,381
SOFTWARE – 0.63%
Automatic Data Processing Inc.	185,907	6,536,490
CA Inc.	124,002	2,183,675
Citrix Systems Inc.(a)	46,707	1,057,446
Electronic Arts Inc.(a)	140,458	2,554,931
Fidelity National Information Services Inc.	147,148	2,678,094
Novell Inc.(a)	130,397	555,491

		15,566,127
TELECOMMUNICATIONS – 9.31%
American Tower Corp. Class A(a)	228,465	6,952,190
AT&T Inc.	4,522,623	113,970,099
CenturyTel Inc.	76,939	2,163,525
Ciena Corp.(a)	69,043	537,155
Corning Inc.	1,192,917	15,830,009
Embarq Corp.	109,339	4,138,481
Frontier Communications Corp.	239,672	1,720,845
JDS Uniphase Corp.(a)	167,581	544,638
Juniper Networks Inc.(a)	252,317	3,799,894
Qwest Communications International Inc.	1,127,172	3,854,928
Sprint Nextel Corp.(a)	1,428,487	5,099,699
Tellabs Inc.(a)	186,965	856,300
Verizon Communications Inc.	2,179,930	65,833,886
Windstream Corp.	338,331	2,726,948

		228,028,597
TEXTILES – 0.05%
Cintas Corp.	52,900	1,307,688

		1,307,688
TOYS, GAMES & HOBBIES – 0.23%
Hasbro Inc.	95,065	2,383,280
Mattel Inc.	274,955	3,170,231

		5,553,511

TRANSPORTATION – 2.38%
Burlington Northern Santa Fe Corp.	96,063	5,778,189
CSX Corp.	306,274	7,917,183
FedEx Corp.	117,005	5,205,552
Norfolk Southern Corp.	157,417	5,312,824
Ryder System Inc.	42,833	1,212,602
Union Pacific Corp.	386,037	15,869,981
United Parcel Service Inc. Class B	343,630	16,913,469

		58,209,800

TOTAL COMMON STOCKS
(Cost: $4,183,127,363)		2,438,558,354

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.03%

MONEY MARKET FUNDS – 2.03%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	40,679,089	40,679,089
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	6,494,461	6,494,461
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	2,527,773	2,527,773

		49,701,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,701,323)		49,701,323

TOTAL INVESTMENTS IN SECURITIES – 101.59%
(Cost: $4,232,828,686)		2,488,259,677
Other Assets, Less Liabilities – (1.59)%		(39,014,091)

NET ASSETS – 100.00%		$2,449,245,586

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	19,350	$71,014
Interpublic Group of Companies Inc. (The)(a)(b)	233,647	962,626
Lamar Advertising Co. Class A(a)(b)	37,646	367,048
Omnicom Group Inc.	160,405	3,753,477

		5,154,165
AEROSPACE & DEFENSE – 2.06%
Alliant Techsystems Inc.(a)(b)	16,692	1,118,030
BE Aerospace Inc.(a)	48,671	421,978
Boeing Co. (The)	375,397	13,356,625
General Dynamics Corp.	199,088	8,280,070
Goodrich Corp.	62,522	2,368,959
L-3 Communications Holdings Inc.	61,581	4,175,192
Lockheed Martin Corp.	164,288	11,340,801
Northrop Grumman Corp.	170,887	7,457,509
Raytheon Co.	200,050	7,789,947
Rockwell Collins Inc.	80,380	2,623,603
Spirit AeroSystems Holdings Inc. Class A(a)	51,528	513,734
United Technologies Corp.	486,169	20,895,544

		80,341,992
AGRICULTURE – 2.51%
Altria Group Inc.	1,046,240	16,760,765
Archer-Daniels-Midland Co.	321,692	8,936,604
Bunge Ltd.	60,752	3,441,601
Lorillard Inc.	86,892	5,364,712
Monsanto Co.	274,565	22,816,351
Philip Morris International Inc.	1,054,636	37,523,949
Reynolds American Inc.	85,916	3,079,229

		97,923,211
AIRLINES – 0.14%
AMR Corp.(a)	137,851	439,745
Continental Airlines Inc. Class B(a)	61,653	543,163
Copa Holdings SA Class A	14,498	415,658
Delta Air Lines Inc.(a)	300,847	1,693,769
Southwest Airlines Co.	364,108	2,304,804

		5,397,139
APPAREL – 0.43%
Coach Inc.(a)	161,643	2,699,438
Guess? Inc.	31,042	654,365
Hanesbrands Inc.(a)	46,316	443,244
Jones Apparel Group Inc.	42,665	180,046
Liz Claiborne Inc.	46,621	115,154
Nike Inc. Class B	176,749	8,287,761
Phillips-Van Heusen Corp.	25,139	570,153
Polo Ralph Lauren Corp.	27,791	1,174,170

VF Corp.	43,506	2,484,628

		16,608,959
AUTO MANUFACTURERS – 0.22%
Ford Motor Co.(a)(b)	1,156,698	3,042,116
General Motors Corp.(b)	259,243	502,931
Oshkosh Corp.	36,085	243,213
PACCAR Inc.	182,453	4,699,989

		8,488,249
AUTO PARTS & EQUIPMENT – 0.17%
Autoliv Inc.	35,821	665,196
BorgWarner Inc.	57,716	1,171,635
Federal Mogul Corp. Class A(a)	10,969	73,273
Goodyear Tire & Rubber Co. (The)(a)	118,526	741,973
Johnson Controls Inc.	297,438	3,569,256
TRW Automotive Holdings Corp.(a)	24,779	79,788
WABCO Holdings Inc.	32,164	395,939

		6,697,060
BANKS – 3.28%
Associated Banc-Corp.	62,643	967,208
BancorpSouth Inc.	41,220	859,025
Bank of America Corp.	3,162,760	21,570,023
Bank of Hawaii Corp.	24,144	796,269
Bank of New York Mellon Corp. (The)	571,421	16,142,643
BB&T Corp.(b)	273,221	4,622,899
BOK Financial Corp.	10,683	369,098
City National Corp.	20,610	696,000
Comerica Inc.	75,059	1,374,330
Commerce Bancshares Inc.	31,312	1,136,626
Cullen/Frost Bankers Inc.	29,063	1,364,217
Discover Financial Services	241,130	1,521,530
Fifth Third Bancorp	250,004	730,012
First Citizens BancShares Inc. Class A	2,936	386,965
First Horizon National Corp.	105,250	1,130,385
Fulton Financial Corp.	87,409	579,522
Huntington Bancshares Inc.(b)	182,873	303,569
KeyCorp	244,892	1,927,300
M&T Bank Corp.(b)	32,710	1,479,800
Marshall & Ilsley Corp.	127,904	720,100
Northern Trust Corp.	109,976	6,578,764
PNC Financial Services Group Inc. (The)	212,673	6,229,192
Popular Inc.(b)	137,724	300,238
Regions Financial Corp.	344,664	1,468,269
State Street Corp.	213,178	6,561,619
SunTrust Banks Inc.	176,698	2,074,435
Synovus Financial Corp.	139,885	454,626
TCF Financial Corp.	63,357	745,078
U.S. Bancorp	869,539	12,703,965
Valley National Bancorp(b)	66,473	822,271
Webster Financial Corp.	25,314	107,584
Wells Fargo & Co.	2,110,542	30,054,118
Whitney Holding Corp.	34,459	394,556
Wilmington Trust Corp.	32,987	319,644
Zions Bancorporation(b)	57,002	560,330

		128,052,210
BEVERAGES – 2.68%
Brown-Forman Corp. Class B	52,434	2,036,012
Coca-Cola Co. (The)	1,161,264	51,037,553
Coca-Cola Enterprises Inc.	158,759	2,094,031
Constellation Brands Inc. Class A(a)	93,241	1,109,568

Dr Pepper Snapple Group Inc.(a)	127,789	2,160,912
Hansen Natural Corp.(a)(b)	35,805	1,288,980
Molson Coors Brewing Co. Class B	58,035	1,989,440
Pepsi Bottling Group Inc.	68,130	1,508,398
PepsiAmericas Inc.	28,409	490,055
PepsiCo Inc.	792,997	40,823,486

		104,538,435
BIOTECHNOLOGY – 1.56%
Abraxis BioScience Inc.(a)	3,314	158,012
Amgen Inc.(a)	510,891	25,299,322
Biogen Idec Inc.(a)	145,039	7,602,944
Celgene Corp.(a)	228,910	10,163,604
Charles River Laboratories International Inc.(a)	33,838	920,732
Genzyme Corp.(a)	133,542	7,931,059
Illumina Inc.(a)(b)	61,352	2,284,748
Life Technologies Corp.(a)	83,297	2,705,487
Millipore Corp.(a)	27,686	1,589,453
Vertex Pharmaceuticals Inc.(a)	80,308	2,307,249

		60,962,610
BUILDING MATERIALS – 0.12%
Armstrong World Industries Inc.(a)	9,588	105,564
Eagle Materials Inc.	21,552	522,636
Lennox International Inc.	23,019	609,083
Martin Marietta Materials Inc.(b)	20,491	1,624,936
Masco Corp.	182,993	1,277,291
Owens Corning(a)	37,445	338,503
USG Corp.(a)	32,653	248,489

		4,726,502
CHEMICALS – 1.67%
Air Products and Chemicals Inc.	105,260	5,920,875
Airgas Inc.	41,866	1,415,489
Albemarle Corp.	46,454	1,011,304
Ashland Inc.	36,330	375,289
Cabot Corp.	32,423	340,766
Celanese Corp. Class A	72,980	975,743
CF Industries Holdings Inc.	24,161	1,718,572
Cytec Industries Inc.	23,306	350,056
Dow Chemical Co. (The)	463,882	3,910,525
E.I. du Pont de Nemours and Co.	449,982	10,048,098
Eastman Chemical Co.	38,785	1,039,438
Ecolab Inc.	86,813	3,015,015
FMC Corp.	37,527	1,618,915
Huntsman Corp.	79,182	247,840
International Flavors & Fragrances Inc.	40,867	1,244,809
Intrepid Potash Inc.(a)	16,584	305,975
Lubrizol Corp.	33,875	1,152,089
Mosaic Co. (The)	77,827	3,267,177
PPG Industries Inc.	82,381	3,039,859
Praxair Inc.	156,423	10,525,704
Rohm and Haas Co.	66,479	5,241,204
RPM International Inc.	66,052	840,842
Sherwin-Williams Co. (The)	50,482	2,623,550
Sigma-Aldrich Corp.	60,669	2,292,682
Terra Industries Inc.	50,508	1,418,770
Valhi Inc.	3,172	29,753
Valspar Corp. (The)	49,962	997,741

		64,968,080
COAL – 0.21%
Alpha Natural Resources Inc.(a)	35,889	637,030

Arch Coal Inc.	71,947	961,931
CONSOL Energy Inc.	91,615	2,312,363
Foundation Coal Holdings Inc.	21,897	314,222
Massey Energy Co.	42,149	426,548
Patriot Coal Corp.(a)(b)	37,816	140,297
Peabody Energy Corp.	135,723	3,398,504

		8,190,895
COMMERCIAL SERVICES – 1.78%
Accenture Ltd.	298,363	8,201,999
Alliance Data Systems Corp.(a)(b)	33,178	1,225,927
Apollo Group Inc. Class A(a)	63,954	5,009,517
Avis Budget Group Inc.(a)	48,487	44,123
Brinks Home Security Holdings Inc.(a)	19,798	447,435
Career Education Corp.(a)(b)	45,134	1,081,411
Convergys Corp.(a)	60,657	490,109
Corporate Executive Board Co. (The)	17,505	253,822
Corrections Corp. of America(a)	62,521	800,894
DeVry Inc.	30,846	1,486,160
Equifax Inc.	64,317	1,572,551
FTI Consulting Inc.(a)	24,764	1,225,323
Genpact Ltd.(a)	30,101	266,695
H&R Block Inc.	163,534	2,974,683
Hertz Global Holdings Inc.(a)	160,744	631,724
Hewitt Associates Inc. Class A(a)	49,196	1,464,073
Hillenbrand Inc.	30,332	485,615
Iron Mountain Inc.(a)(b)	89,585	1,986,099
ITT Educational Services Inc.(a)(b)	19,511	2,369,026
Lender Processing Services Inc.	49,338	1,510,236
Manpower Inc.	40,191	1,267,222
McKesson Corp.	138,205	4,842,703
Monster Worldwide Inc.(a)	60,078	489,636
Moody’s Corp.	98,707	2,262,364
Morningstar Inc.(a)(b)	8,063	275,351
Pharmaceutical Product Development Inc.	53,834	1,276,942
Quanta Services Inc.(a)	98,627	2,115,549
R.R. Donnelley & Sons Co.	108,692	796,712
Robert Half International Inc.	72,401	1,290,910
SAIC Inc.(a)	101,689	1,898,534
Service Corp. International	127,794	446,001
Strayer Education Inc.	7,042	1,266,645
Ticketmaster Entertainment Inc.(a)	17,990	66,383
Tree.com Inc.(a)	3,210	14,830
United Rentals Inc.(a)	29,032	122,225
Visa Inc. Class A	223,650	12,434,940
Weight Watchers International Inc.	18,182	337,276
Western Union Co.	370,133	4,652,572

		69,384,217
COMPUTERS – 5.12%
Affiliated Computer Services Inc. Class A(a)	45,109	2,160,270
Apple Inc.(a)	440,759	46,332,586
Brocade Communications Systems Inc.(a)	193,370	667,126
Cadence Design Systems Inc.(a)	125,893	528,751
Cognizant Technology Solutions Corp. Class A(a)	144,190	2,997,710
Computer Sciences Corp.(a)	75,991	2,799,508
Dell Inc.(a)	907,062	8,598,948
Diebold Inc.	32,620	696,437
DST Systems Inc.(a)(b)	20,358	704,794
EMC Corp.(a)	1,032,746	11,773,304
FactSet Research Systems Inc.(b)	21,329	1,066,237
Hewlett-Packard Co.	1,232,600	39,517,156
IHS Inc. Class A(a)	21,316	877,793

International Business Machines Corp.	686,652	66,529,712
Lexmark International Inc. Class A(a)	38,979	657,576
NCR Corp.(a)	78,430	623,519
NetApp Inc.(a)	172,705	2,562,942
SanDisk Corp.(a)	112,136	1,418,520
Seagate Technology	243,388	1,462,762
Sun Microsystems Inc.(a)	371,734	2,721,093
Synopsys Inc.(a)	70,355	1,458,459
Teradata Corp.(a)	89,718	1,455,226
Unisys Corp.(a)	166,772	88,389
Western Digital Corp.(a)	110,367	2,134,498

		199,833,316
COSMETICS & PERSONAL CARE – 2.37%
Alberto-Culver Co.	43,623	986,316
Avon Products Inc.	213,658	4,108,643
Bare Escentuals Inc.(a)	29,998	122,992
Colgate-Palmolive Co.	253,678	14,961,928
Estee Lauder Companies Inc. (The) Class A	49,516	1,220,569
Procter & Gamble Co. (The)	1,506,973	70,963,359

		92,363,807
DISTRIBUTION & WHOLESALE – 0.27%
Central European Distribution Corp.(a)	23,270	250,385
Fastenal Co.(b)	64,996	2,089,947
Genuine Parts Co.	82,405	2,460,613
Ingram Micro Inc. Class A(a)	85,131	1,076,056
LKQ Corp.(a)	68,833	982,247
Tech Data Corp.(a)	25,557	556,631
W.W. Grainger Inc.	38,106	2,674,279
WESCO International Inc.(a)	21,290	385,775

		10,475,933
DIVERSIFIED FINANCIAL SERVICES – 3.86%
Affiliated Managers Group Inc.(a)	20,620	860,060
American Express Co.	502,928	6,854,909
AmeriCredit Corp.(a)(b)	65,184	381,978
Ameriprise Financial Inc.	111,396	2,282,504
BlackRock Inc.	8,806	1,145,132
Capital One Financial Corp.	187,694	2,297,375
Charles Schwab Corp. (The)	466,808	7,235,524
CIT Group Inc.	192,634	549,007
Citigroup Inc.(b)	2,719,895	6,881,334
CME Group Inc.	33,505	8,255,297
E*TRADE Financial Corp.(a)(b)	241,695	309,370
Eaton Vance Corp.	51,921	1,186,395
Federal Home Loan Mortgage Corp.(b)	316,064	240,209
Federal National Mortgage Association(b)	523,408	366,386
Federated Investors Inc. Class B	44,421	988,811
Franklin Resources Inc.	77,078	4,152,192
GLG Partners Inc.	26,565	75,445
Goldman Sachs Group Inc. (The)	221,244	23,456,289
IntercontinentalExchange Inc.(a)	35,424	2,638,025
Invesco Ltd.	193,947	2,688,105
Investment Technology Group Inc.(a)	21,326	544,240
Janus Capital Group Inc.	78,909	524,745
Jefferies Group Inc.(b)	63,942	882,400
JPMorgan Chase & Co.	1,851,747	49,219,435
Lazard Ltd. Class A	38,487	1,131,518
Legg Mason Inc.	70,218	1,116,466
MF Global Ltd.(a)(b)	46,752	197,761
Morgan Stanley	523,211	11,913,514
NASDAQ OMX Group Inc. (The)(a)	67,872	1,328,934

NYSE Euronext Inc.	133,210	2,384,459
Raymond James Financial Inc.(b)	47,825	942,153
SLM Corp.(a)	230,235	1,139,663
Student Loan Corp. (The)	1,848	80,277
T. Rowe Price Group Inc.	129,613	3,740,631
TD Ameritrade Holding Corp.(a)	120,570	1,665,072
Waddell & Reed Financial Inc. Class A	42,658	770,830

		150,426,445
ELECTRIC – 3.87%
AES Corp. (The)(a)	338,551	1,966,981
Allegheny Energy Inc.	84,073	1,947,971
Alliant Energy Corp.	55,625	1,373,381
Ameren Corp.	104,867	2,431,866
American Electric Power Co. Inc.	200,652	5,068,470
Calpine Corp.(a)(b)	178,696	1,216,920
CenterPoint Energy Inc.	173,993	1,814,747
CMS Energy Corp.	112,742	1,334,865
Consolidated Edison Inc.	136,234	5,396,229
Constellation Energy Group Inc.	100,356	2,073,355
Dominion Resources Inc.	288,762	8,948,734
DPL Inc.(b)	57,314	1,291,858
DTE Energy Co.	81,681	2,262,564
Duke Energy Corp.	631,787	9,047,190
Dynegy Inc. Class A(a)	242,172	341,463
Edison International	162,970	4,695,166
Entergy Corp.	95,672	6,514,306
Exelon Corp.	327,725	14,875,438
FirstEnergy Corp.	152,306	5,879,012
FPL Group Inc.	203,896	10,343,644
Great Plains Energy Inc.	59,015	794,932
Hawaiian Electric Industries Inc.	44,389	609,905
Integrys Energy Group Inc.	38,126	992,801
MDU Resources Group Inc.	92,053	1,485,735
Mirant Corp.(a)	77,301	881,231
Northeast Utilities	87,542	1,890,032
NRG Energy Inc.(a)(b)	118,887	2,092,411
NSTAR	53,730	1,712,912
NV Energy Inc.	118,274	1,110,593
OGE Energy Corp.	45,924	1,093,910
Pepco Holdings Inc.	109,635	1,368,245
PG&E Corp.	178,480	6,821,506
Pinnacle West Capital Corp.	49,947	1,326,592
PPL Corp.	186,385	5,351,113
Progress Energy Inc.	139,220	5,048,117
Public Service Enterprise Group Inc.	254,058	7,487,089
Reliant Energy Inc.(a)	169,942	542,115
SCANA Corp.	58,886	1,818,989
Southern Co.	383,289	11,736,309
TECO Energy Inc.	106,902	1,191,957
Wisconsin Energy Corp.	58,776	2,419,808
Xcel Energy Inc.	227,130	4,231,432

		150,831,894
ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
AMETEK Inc.	53,699	1,679,168
Emerson Electric Co.	390,047	11,147,543
Energizer Holdings Inc.(a)	29,006	1,441,308
General Cable Corp.(a)	26,557	526,360
Hubbell Inc. Class B	27,817	749,946
Molex Inc.	67,576	928,494
SunPower Corp. Class A(a)(b)	40,626	966,086

		17,438,905

ELECTRONICS – 0.76%
Agilent Technologies Inc.(a)	172,620	2,653,169
Amphenol Corp. Class A	87,659	2,497,405
Arrow Electronics Inc.(a)	60,637	1,155,741
Avnet Inc.(a)	75,782	1,326,943
AVX Corp.(b)	23,635	214,606
Dolby Laboratories Inc. Class A(a)	24,848	847,565
FLIR Systems Inc.(a)(b)	68,202	1,396,777
Garmin Ltd.(b)	59,956	1,271,667
Gentex Corp.	70,209	699,282
Itron Inc.(a)	18,410	871,714
Jabil Circuit Inc.	102,280	568,677
Mettler-Toledo International Inc.(a)	17,133	879,437
National Instruments Corp.	28,397	529,604
PerkinElmer Inc.	59,046	754,017
Thermo Fisher Scientific Inc.(a)	208,930	7,452,533
Thomas & Betts Corp.(a)	26,557	664,456
Trimble Navigation Ltd.(a)	61,885	945,603
Tyco Electronics Ltd.	239,578	2,644,941
Vishay Intertechnology Inc.(a)	94,662	329,424
Waters Corp.(a)	49,789	1,839,704

		29,543,265
ENERGY - ALTERNATE SOURCES – 0.10%
Covanta Holding Corp.(a)	61,060	799,275
First Solar Inc.(a)(b)	22,282	2,956,821

		3,756,096
ENGINEERING & CONSTRUCTION – 0.32%
AECOM Technology Corp.(a)	54,490	1,421,099
Fluor Corp.	88,533	3,058,815
Jacobs Engineering Group Inc.(a)	61,171	2,364,871
KBR Inc.	84,221	1,163,092
McDermott International Inc.(a)	113,859	1,524,572
Shaw Group Inc. (The)(a)	42,051	1,152,618
URS Corp.(a)	42,006	1,697,462

		12,382,529
ENTERTAINMENT – 0.12%
Ascent Media Corp. Class A(a)	7,668	191,700
DreamWorks Animation SKG Inc. Class A(a)	39,233	849,002
International Game Technology	155,699	1,435,545
International Speedway Corp. Class A	16,347	360,615
Penn National Gaming Inc.(a)	33,201	801,804
Regal Entertainment Group Class A	40,375	541,429
Scientific Games Corp. Class A(a)(b)	32,469	393,200
Warner Music Group Corp.(a)	27,171	63,852

		4,637,147
ENVIRONMENTAL CONTROL – 0.31%
Nalco Holding Co.	71,535	934,962
Republic Services Inc.	162,707	2,790,425
Stericycle Inc.(a)	43,332	2,068,236
Waste Management Inc.	245,158	6,276,045

		12,069,668
FOOD – 1.98%
Campbell Soup Co.	103,705	2,837,369
ConAgra Foods Inc.	226,768	3,825,576
Corn Products International Inc.	37,934	804,201
Dean Foods Co.(a)	67,889	1,227,433
Del Monte Foods Co.	96,530	703,704

General Mills Inc.	167,376	8,348,715
H.J. Heinz Co.	157,464	5,205,760
Hershey Co. (The)	76,696	2,665,186
Hormel Foods Corp.	36,074	1,143,907
J.M. Smucker Co. (The)	59,010	2,199,303
Kellogg Co.	124,985	4,578,201
Kraft Foods Inc. Class A	734,303	16,367,614
Kroger Co. (The)	329,995	7,002,494
McCormick & Co. Inc. NVS	56,563	1,672,568
Safeway Inc.	218,878	4,419,147
Sara Lee Corp.	354,328	2,862,970
Smithfield Foods Inc.(a)(b)	57,195	541,065
SUPERVALU Inc.	105,609	1,508,097
Sysco Corp.	300,079	6,841,801
Tyson Foods Inc. Class A	145,714	1,368,254
Whole Foods Market Inc.(b)	70,615	1,186,332

		77,309,697
FOREST PRODUCTS & PAPER – 0.25%
Domtar Corp.(a)	240,212	228,201
International Paper Co.	215,470	1,516,909
MeadWestvaco Corp.	85,898	1,029,917
Plum Creek Timber Co. Inc.	85,935	2,498,130
Rayonier Inc.	39,309	1,187,918
Temple-Inland Inc.	51,757	277,935
Weyerhaeuser Co.	106,144	2,926,390

		9,665,400
GAS – 0.34%
AGL Resources Inc.	38,082	1,010,315
Atmos Energy Corp.	44,719	1,033,903
Energen Corp.	35,443	1,032,455
NiSource Inc.	136,274	1,335,485
Sempra Energy	125,086	5,783,977
Southern Union Co.	55,196	840,083
UGI Corp.	53,389	1,260,514
Vectren Corp.	39,970	842,967

		13,139,699
HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp. (The)	31,141	982,810
Kennametal Inc.	37,907	614,472
Lincoln Electric Holdings Inc.	21,287	674,585
Snap-On Inc.	28,632	718,663
Stanley Works (The)	39,162	1,140,397

		4,130,927
HEALTH CARE - PRODUCTS – 4.35%
Baxter International Inc.	313,420	16,053,372
Beckman Coulter Inc.	31,384	1,600,898
Becton, Dickinson and Co.	121,938	8,199,111
Boston Scientific Corp.(a)	747,571	5,943,189
C.R. Bard Inc.	49,729	3,964,396
Cooper Companies Inc. (The)	22,929	606,243
Covidien Ltd.	249,584	8,296,172
DENTSPLY International Inc.	74,323	1,995,573
Edwards Lifesciences Corp.(a)	27,494	1,666,961
Gen-Probe Inc.(a)	26,840	1,223,367
Henry Schein Inc.(a)	45,386	1,815,894
Hill-Rom Holdings Inc.	30,332	299,983
Hologic Inc.(a)	127,951	1,674,879
IDEXX Laboratories Inc.(a)(b)	30,192	1,044,039
Intuitive Surgical Inc.(a)(b)	19,458	1,855,515

Inverness Medical Innovations Inc.(a)	38,898	1,035,854
Johnson & Johnson	1,408,916	74,108,982
Kinetic Concepts Inc.(a)	28,553	603,039
Medtronic Inc.	561,027	16,533,466
Patterson Companies Inc.(a)	61,000	1,150,460
ResMed Inc.(a)	38,582	1,363,488
St. Jude Medical Inc.(a)	169,685	6,164,656
Stryker Corp.	153,701	5,231,982
TECHNE Corp.	19,227	1,051,909
Varian Medical Systems Inc.(a)	62,351	1,897,964
Zimmer Holdings Inc.(a)	115,905	4,230,533

		169,611,925
HEALTH CARE - SERVICES – 1.20%
Aetna Inc.	226,743	5,516,657
Brookdale Senior Living Inc.(b)	17,938	90,587
Community Health Systems Inc.(a)	48,508	744,113
Covance Inc.(a)	31,405	1,118,960
Coventry Health Care Inc.(a)	75,613	978,432
DaVita Inc.(a)	52,386	2,302,365
Health Management Associates Inc. Class A(a)	129,562	334,270
Health Net Inc.(a)	54,262	785,714
Humana Inc.(a)	84,052	2,192,076
Laboratory Corp. of America Holdings(a)	55,598	3,251,927
LifePoint Hospitals Inc.(a)	26,671	556,357
Lincare Holdings Inc.(a)	35,996	784,713
Mednax Inc.(a)	23,870	703,449
Quest Diagnostics Inc.	79,272	3,763,835
Tenet Healthcare Corp.(a)	236,857	274,754
UnitedHealth Group Inc.	613,822	12,847,294
Universal Health Services Inc. Class B	23,994	919,930
WellCare Health Plans Inc.(a)	19,931	224,224
WellPoint Inc.(a)	248,994	9,454,302

		46,843,959
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	87,695	1,305,779
Walter Industries Inc.	28,613	654,379

		1,960,158
HOME BUILDERS – 0.18%
Centex Corp.	63,561	476,708
D.R. Horton Inc.	158,158	1,534,133
KB Home	38,337	505,282
Lennar Corp. Class A	68,661	515,644
M.D.C. Holdings Inc.	17,160	534,362
NVR Inc.(a)	2,240	958,160
Pulte Homes Inc.	104,040	1,137,157
Thor Industries Inc.(b)	18,603	290,579
Toll Brothers Inc.(a)	64,699	1,174,934

		7,126,959
HOME FURNISHINGS – 0.04%
Harman International Industries Inc.	28,263	382,398
Whirlpool Corp.(b)	37,170	1,099,860

		1,482,258
HOUSEHOLD PRODUCTS & WARES – 0.49%
Avery Dennison Corp.	52,933	1,182,523
Church & Dwight Co. Inc.	34,719	1,813,373
Clorox Co. (The)	68,728	3,538,117
Fortune Brands Inc.	76,234	1,871,545
Jarden Corp.(a)(b)	35,237	446,453

Kimberly-Clark Corp.	209,053	9,639,434
Scotts Miracle-Gro Co. (The) Class A	21,161	734,287

		19,225,732
HOUSEWARES – 0.03%
Newell Rubbermaid Inc.	136,418	870,347
Toro Co. (The)	17,842	431,420

		1,301,767
INSURANCE – 2.60%
Aflac Inc.	236,924	4,586,849
Alleghany Corp.(a)	2,600	704,158
Allied World Assurance Holdings Ltd.	24,148	918,348
Allstate Corp. (The)	275,177	5,269,640
American Financial Group Inc.	39,325	631,166
American International Group Inc.	1,171,675	1,171,675
American National Insurance Co.	8,027	420,695
Aon Corp.	139,303	5,686,348
Arch Capital Group Ltd.(a)	22,867	1,231,617
Arthur J. Gallagher & Co.	45,709	777,053
Assurant Inc.	59,753	1,301,420
Axis Capital Holdings Ltd.	67,741	1,526,882
Brown & Brown Inc.	57,747	1,091,996
Chubb Corp.	182,604	7,727,801
CIGNA Corp.	140,122	2,464,746
Cincinnati Financial Corp.	73,394	1,678,521
CNA Financial Corp.	14,290	130,896
Conseco Inc.(a)	89,759	82,578
Endurance Specialty Holdings Ltd.	24,646	614,671
Erie Indemnity Co. Class A	15,839	541,377
Everest Re Group Ltd.	30,929	2,189,773
Fidelity National Financial Inc.	106,903	2,085,677
First American Corp.	46,733	1,238,892
Genworth Financial Inc. Class A	213,637	405,910
Hanover Insurance Group Inc. (The)	25,827	744,334
Hartford Financial Services Group Inc. (The)	156,473	1,228,313
HCC Insurance Holdings Inc.	57,520	1,448,929
Lincoln National Corp.	130,475	872,878
Loews Corp.	156,856	3,466,518
Markel Corp.(a)	4,983	1,414,574
Marsh & McLennan Companies Inc.	255,596	5,175,819
MBIA Inc.(a)	104,350	477,923
Mercury General Corp.	13,172	391,208
MetLife Inc.	252,177	5,742,070
MGIC Investment Corp.(b)	61,378	87,157
Old Republic International Corp.	116,440	1,259,881
OneBeacon Insurance Group Ltd.	13,471	130,130
PartnerRe Ltd.	27,233	1,690,352
Principal Financial Group Inc.	127,596	1,043,735
Progressive Corp. (The)(a)	338,943	4,555,394
Protective Life Corp.	34,409	180,647
Prudential Financial Inc.	216,042	4,109,119
Reinsurance Group of America Inc.	33,875	1,097,211
RenaissanceRe Holdings Ltd.	30,984	1,531,849
StanCorp Financial Group Inc.	24,183	550,889
Torchmark Corp.	42,148	1,105,542
Transatlantic Holdings Inc.	13,284	473,840
Travelers Companies Inc. (The)	302,088	12,276,856
Unitrin Inc.	19,974	279,237
Unum Group	172,266	2,153,325
W.R. Berkley Corp.	72,309	1,630,568
Wesco Financial Corp.	631	174,156
White Mountains Insurance Group Ltd.	3,707	637,270

XL Capital Ltd. Class A	167,955	917,034

		101,325,447
INTERNET – 2.26%
Akamai Technologies Inc.(a)	84,240	1,634,256
Amazon.com Inc.(a)	157,339	11,554,976
eBay Inc.(a)	554,393	6,963,176
Equinix Inc.(a)	16,682	936,694
Expedia Inc.(a)	105,631	959,129
F5 Networks Inc.(a)(b)	41,165	862,407
Google Inc. Class A(a)	118,407	41,212,740
HLTH Corp.(a)(b)	51,654	534,619
IAC/InterActiveCorp.(a)	47,237	719,420
Liberty Media Corp. - Liberty Interactive Group Series A(a)	299,675	869,058
McAfee Inc.(a)	75,634	2,533,739
Priceline.com Inc.(a)	20,123	1,585,290
Sohu.com Inc.(a)(b)	14,053	580,529
Symantec Corp.(a)	419,744	6,270,975
VeriSign Inc.(a)	97,797	1,845,429
WebMD Health Corp. Class A(a)(b)	3,529	78,697
Yahoo! Inc.(a)	688,482	8,819,454

		87,960,588
INVESTMENT COMPANIES – 0.01%
Allied Capital Corp.	88,040	139,984
American Capital Ltd.(b)	115,101	215,239

		355,223
IRON & STEEL – 0.31%
AK Steel Holding Corp.	55,484	395,046
Allegheny Technologies Inc.	51,338	1,125,842
Carpenter Technology Corp.	21,784	307,590
Cliffs Natural Resources Inc.	56,056	1,017,977
Nucor Corp.	157,991	6,030,516
Reliance Steel & Aluminum Co.	31,813	837,636
Schnitzer Steel Industries Inc. Class A	10,637	333,895
Steel Dynamics Inc.	80,066	705,381
United States Steel Corp.	59,516	1,257,573

		12,011,456
LEISURE TIME – 0.18%
Carnival Corp.	218,039	4,709,642
Harley-Davidson Inc.	119,101	1,594,762
Interval Leisure Group Inc.(a)	17,990	95,347
Royal Caribbean Cruises Ltd.(b)	67,734	542,549

		6,942,300
LODGING – 0.14%
Boyd Gaming Corp.(b)	26,853	100,162
Choice Hotels International Inc.(b)	14,673	378,857
Las Vegas Sands Corp.(a)(b)	80,787	243,169
Marriott International Inc. Class A	147,816	2,418,270
MGM MIRAGE(a)(b)	60,799	141,662
Orient-Express Hotels Ltd. Class A(b)	24,285	99,569
Starwood Hotels & Resorts Worldwide Inc.	92,993	1,181,011
Wyndham Worldwide Corp.	89,062	374,060
Wynn Resorts Ltd.(a)(b)	30,921	617,492

		5,554,252
MACHINERY – 0.70%
AGCO Corp.(a)	45,804	897,758
Bucyrus International Inc.	37,496	569,189

Caterpillar Inc.	307,311	8,592,416
Cummins Inc.	101,109	2,573,224
Deere & Co.	215,305	7,077,075
Flowserve Corp.	29,076	1,631,745
Gardner Denver Inc.(a)	25,772	560,283
Graco Inc.	30,666	523,469
IDEX Corp.	40,988	896,408
Joy Global Inc.	50,815	1,082,360
Manitowoc Co. Inc. (The)	63,263	206,870
Rockwell Automation Inc.	74,052	1,617,296
Terex Corp.(a)	47,414	438,580
Zebra Technologies Corp. Class A(a)	30,201	574,423

		27,241,096
MANUFACTURING – 3.20%
AptarGroup Inc.	33,594	1,046,117
Brink’s Co. (The)	19,798	523,855
Carlisle Companies Inc.	31,061	609,727
Cooper Industries Ltd. Class A	87,579	2,264,793
Crane Co.	24,700	416,936
Danaher Corp.	127,745	6,926,334
Donaldson Co. Inc.	38,375	1,029,985
Dover Corp.	94,807	2,501,009
Eastman Kodak Co.	133,638	507,824
Eaton Corp.	82,212	3,030,334
General Electric Co.	5,260,459	53,183,240
Harsco Corp.	42,170	934,909
Honeywell International Inc.	370,443	10,320,542
Illinois Tool Works Inc.	234,290	7,227,847
Ingersoll-Rand Co. Ltd. Class A	157,475	2,173,155
ITT Corp.	91,121	3,505,425
Leggett & Platt Inc.	79,753	1,035,991
Pall Corp.	61,162	1,249,540
Parker Hannifin Corp.	84,185	2,860,606
Pentair Inc.	50,237	1,088,636
Roper Industries Inc.	44,739	1,899,171
SPX Corp.	26,438	1,242,850
Teleflex Inc.	19,595	765,969
Textron Inc.	122,658	704,057
3M Co.	351,832	17,493,087
Trinity Industries Inc.	39,741	363,233

		124,905,172
MEDIA – 2.37%
Cablevision Systems Corp.	111,725	1,445,722
CBS Corp. Class B	290,926	1,117,156
Central European Media Enterprises Ltd. Class A(a)(b)	17,744	203,346
Comcast Corp. Class A	1,400,761	19,106,380
CTC Media Inc.(a)	24,941	113,731
DIRECTV Group Inc. (The)(a)(b)	272,865	6,218,593
Discovery Communications Inc. Class C(a)	140,118	2,052,729
Dish Network Corp. Class A(a)	102,754	1,141,597
E.W. Scripps Co. (The) Class A	13,903	18,769
Gannett Co. Inc.	111,593	245,505
Hearst-Argyle Television Inc.	12,177	50,656
John Wiley & Sons Inc. Class A	19,711	586,994
Liberty Global Inc. Series A(a)	136,978	1,994,400
Liberty Media Corp. - Liberty Capital Group Series A(a)	46,877	327,201
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	258,151	5,150,112
McGraw-Hill Companies Inc. (The)	160,281	3,665,626

Meredith Corp.(b)	19,462	323,848
New York Times Co. (The) Class A(b)	71,513	323,239
News Corp. Class A	1,157,100	7,660,002
Scripps Networks Interactive Inc. Class A	43,082	969,776
Sirius XM Radio Inc.(a)(b)	1,868,215	653,875
Time Warner Cable Inc.(b)	175,535	4,353,268
Time Warner Inc.	596,369	11,509,922
Viacom Inc. Class B(a)	280,658	4,877,836
Walt Disney Co. (The)	951,761	17,283,980
Washington Post Co. (The) Class B	3,067	1,095,226

		92,489,489
METAL FABRICATE & HARDWARE – 0.15%
Commercial Metals Co.	55,730	643,682
Precision Castparts Corp.	69,646	4,171,795
Timken Co. (The)	41,099	573,742
Valmont Industries Inc.	9,681	486,083

		5,875,302
MINING – 0.69%
Alcoa Inc.	486,404	3,570,205
Century Aluminum Co.(a)	30,916	65,233
Freeport-McMoRan Copper & Gold Inc.	205,456	7,829,928
Newmont Mining Corp.	239,050	10,699,878
Southern Copper Corp.	109,875	1,914,023
Titanium Metals Corp.	42,845	234,362
Vulcan Materials Co.	54,995	2,435,729

		26,749,358
MISCELLANEOUS - MANUFACTURING – 0.00%
John Bean Technologies Corp.	13,855	144,923

		144,923
OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	104,100	2,430,735
Xerox Corp.	451,987	2,056,541

		4,487,276
OFFICE FURNISHINGS – 0.00%
Steelcase Inc. Class A	30,394	152,274

		152,274
OIL & GAS – 10.53%
Anadarko Petroleum Corp.	233,859	9,094,777
Apache Corp.	166,657	10,681,047
Atwood Oceanics Inc.(a)	27,148	450,385
Cabot Oil & Gas Corp.	51,311	1,209,400
Chesapeake Energy Corp.	303,272	5,173,820
Chevron Corp.	1,034,063	69,530,396
Cimarex Energy Co.	41,236	757,918
CNX Gas Corp.(a)	13,417	318,117
ConocoPhillips	771,409	30,208,376
Continental Resources Inc.(a)(b)	14,772	313,314
Denbury Resources Inc.(a)	122,973	1,827,379
Devon Energy Corp.	222,891	9,960,999
Diamond Offshore Drilling Inc.	34,321	2,157,418
Encore Acquisition Co.(a)	26,405	614,444
ENSCO International Inc.	71,647	1,891,481
EOG Resources Inc.	124,051	6,793,033
EQT Corp.	65,158	2,041,400
Exxon Mobil Corp.	2,487,657	169,409,442
Forest Oil Corp.(a)	47,768	628,149
Frontier Oil Corp.	52,531	671,871

Helmerich & Payne Inc.	52,086	1,185,998
Hess Corp.	140,528	7,616,618
Holly Corp.	20,641	437,589
Marathon Oil Corp.	353,677	9,298,168
Mariner Energy Inc.(a)	42,984	333,126
Murphy Oil Corp.	94,928	4,249,927
Nabors Industries Ltd.(a)	140,331	1,401,907
Newfield Exploration Co.(a)	65,690	1,491,163
Noble Energy Inc.	86,071	4,637,505
Occidental Petroleum Corp.	410,628	22,851,448
Patterson-UTI Energy Inc.	78,912	707,052
Petrohawk Energy Corp.(a)	124,693	2,397,846
Pioneer Natural Resources Co.	60,657	999,021
Plains Exploration & Production Co.(a)	53,601	923,545
Pride International Inc.(a)	83,789	1,506,526
Quicksilver Resources Inc.(a)(b)	56,522	313,132
Range Resources Corp.	77,368	3,184,467
Rowan Companies Inc.	55,391	663,030
SandRidge Energy Inc.(a)	50,663	333,869
Southwestern Energy Co.(a)	170,848	5,072,477
St. Mary Land & Exploration Co.	30,252	400,234
Sunoco Inc.	58,953	1,561,075
Tesoro Corp.	70,073	943,883
Unit Corp.(a)	23,147	484,235
Valero Energy Corp.	263,445	4,715,666
W&T Offshore Inc.	14,591	89,735
Whiting Petroleum Corp.(a)	25,238	652,402
XTO Energy Inc.	276,378	8,462,694

		410,647,504
OIL & GAS SERVICES – 1.42%
Baker Hughes Inc.	153,991	4,396,443
BJ Services Co.	146,221	1,454,899
Cameron International Corp.(a)	107,765	2,363,286
Dresser-Rand Group Inc.(a)	43,002	950,344
Exterran Holdings Inc.(a)	32,177	515,476
FMC Technologies Inc.(a)	63,673	1,997,422
Global Industries Ltd.(a)(b)	56,072	215,316
Halliburton Co.	435,843	6,742,491
Helix Energy Solutions Group Inc.(a)	51,612	265,286
Hercules Offshore Inc.(a)	43,296	68,408
Key Energy Services Inc.(a)	61,164	176,152
National Oilwell Varco Inc.(a)	207,433	5,955,401
Oceaneering International Inc.(a)	27,818	1,025,650
Oil States International Inc.(a)	24,626	330,481
Schlumberger Ltd.	596,852	24,244,128
SEACOR Holdings Inc.(a)	10,457	609,748
Smith International Inc.	107,162	2,301,840
Superior Energy Services Inc.(a)	39,600	510,444
Tetra Technologies Inc.(a)	37,400	121,550
Tidewater Inc.	26,002	965,454

		55,210,219
PACKAGING & CONTAINERS – 0.27%
Ball Corp.	48,938	2,123,909
Bemis Co. Inc.	49,677	1,041,727
Crown Holdings Inc.(a)	80,884	1,838,493
Greif Inc. Class A	16,237	540,530
Owens-Illinois Inc.(a)	83,249	1,202,116
Packaging Corp. of America	53,215	692,859
Pactiv Corp.(a)	64,320	938,429
Sealed Air Corp.	78,951	1,089,524
Sonoco Products Co.	50,646	1,062,553

		10,530,140

PHARMACEUTICALS – 6.94%
Abbott Laboratories	771,678	36,809,041
Allergan Inc.	152,382	7,277,764
AmerisourceBergen Corp.	75,682	2,471,774
Amylin Pharmaceuticals Inc.(a)(b)	69,554	817,260
BioMarin Pharmaceutical Inc.(a)(b)	48,294	596,431
Bristol-Myers Squibb Co.	988,915	21,677,017
Cardinal Health Inc.	178,290	5,612,569
Cephalon Inc.(a)(b)	34,117	2,323,368
Eli Lilly and Co.	499,259	16,680,243
Endo Pharmaceuticals Holdings Inc.(a)	60,471	1,069,127
Express Scripts Inc.(a)	105,164	4,855,422
Forest Laboratories Inc.(a)	152,262	3,343,674
Gilead Sciences Inc.(a)	460,828	21,345,553
Herbalife Ltd.	32,025	479,735
Hospira Inc.(a)	79,869	2,464,757
King Pharmaceuticals Inc.(a)	122,900	868,903
Mead Johnson Nutrition Co. Class A(a)	17,298	499,393
Medco Health Solutions Inc.(a)	253,117	10,463,857
Merck & Co. Inc.	1,073,614	28,719,175
Mylan Inc.(a)(b)	151,881	2,036,724
NBTY Inc.(a)	26,634	375,007
Omnicare Inc.	52,933	1,296,329
Perrigo Co.	38,500	955,955
Pfizer Inc.	3,382,201	46,065,578
Schering-Plough Corp.	809,980	19,075,029
Sepracor Inc.(a)	54,457	798,340
VCA Antech Inc.(a)	42,586	960,314
Warner Chilcott Ltd. Class A(a)	46,524	489,432
Watson Pharmaceuticals Inc.(a)	52,116	1,621,329
Wyeth	666,873	28,702,214

		270,751,314
PIPELINES – 0.38%
El Paso Corp.	350,872	2,192,950
National Fuel Gas Co.	40,375	1,238,301
ONEOK Inc.	51,844	1,173,230
Questar Corp.	86,984	2,559,939
Spectra Energy Corp.	316,626	4,477,092
Williams Companies Inc. (The)	291,451	3,316,712

		14,958,224
REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	106,732	430,130
Forest City Enterprises Inc. Class A	35,933	129,359
Jones Lang LaSalle Inc.	17,054	396,676
St. Joe Co. (The)(a)	45,542	762,373

		1,718,538
REAL ESTATE INVESTMENT TRUSTS – 1.08%
Alexandria Real Estate Equities Inc.	15,873	577,777
AMB Property Corp.	48,325	695,880
Annaly Capital Management Inc.	269,315	3,735,399
Apartment Investment and Management Co. Class A	44,806	245,537
AvalonBay Communities Inc.(b)	37,994	1,787,998
Boston Properties Inc.	59,889	2,097,912
Brandywine Realty Trust	45,320	129,162
BRE Properties Inc. Class A(b)	23,457	460,461
Camden Property Trust	26,709	576,380
CapitalSource Inc.	125,280	152,842

CBL & Associates Properties Inc.(b)	31,745	74,918
Developers Diversified Realty Corp.	58,830	125,308
Digital Realty Trust Inc.	37,792	1,253,939
Douglas Emmett Inc.	59,268	437,991
Duke Realty Corp.	73,289	403,090
Equity Residential	135,273	2,482,260
Essex Property Trust Inc.(b)	12,613	723,229
Federal Realty Investment Trust(b)	29,304	1,347,984
General Growth Properties Inc.(b)	111,052	78,847
HCP Inc.	126,356	2,255,455
Health Care REIT Inc.	54,216	1,658,467
Hospitality Properties Trust	46,322	555,864
Host Hotels & Resorts Inc.	254,736	998,565
HRPT Properties Trust	109,000	347,710
iStar Financial Inc.(b)	66,678	187,365
Kilroy Realty Corp.	15,869	272,788
Kimco Realty Corp.	114,854	875,187
Liberty Property Trust	48,579	920,086
Macerich Co. (The)(b)	36,282	227,125
Mack-Cali Realty Corp.	32,192	637,724
Nationwide Health Properties Inc.	50,750	1,126,143
ProLogis	127,871	831,162
Public Storage	63,099	3,486,220
Regency Centers Corp.	34,567	918,445
Simon Property Group Inc.	112,633	3,901,607
SL Green Realty Corp.(b)	28,719	310,165
Taubman Centers Inc.	26,673	454,508
UDR Inc.	71,114	612,292
Ventas Inc.	65,415	1,479,033
Vornado Realty Trust	67,570	2,246,027
Weingarten Realty Investors(b)	37,282	354,925

		42,043,777
RETAIL – 6.88%
Abercrombie & Fitch Co. Class A	42,626	1,014,498
Advance Auto Parts Inc.	47,551	1,953,395
American Eagle Outfitters Inc.	87,862	1,075,431
AnnTaylor Stores Corp.(a)	28,810	149,812
AutoNation Inc.(a)(b)	58,533	812,438
AutoZone Inc.(a)(b)	17,776	2,890,733
Barnes & Noble Inc.(b)	17,791	380,372
Bed Bath & Beyond Inc.(a)	129,571	3,206,882
Best Buy Co. Inc.	166,863	6,334,119
Big Lots Inc.(a)(b)	41,516	862,702
BJ’s Wholesale Club Inc.(a)	30,398	972,432
Brinker International Inc.	50,512	762,731
Burger King Holdings Inc.	40,727	934,685
CarMax Inc.(a)	110,019	1,368,636
Chipotle Mexican Grill Inc. Class A(a)(b)	16,745	1,111,533
Copart Inc.(a)(b)	32,224	955,764
Costco Wholesale Corp.	216,455	10,026,196
CVS Caremark Corp.	714,053	19,629,317
Darden Restaurants Inc.	70,266	2,407,313
Dick’s Sporting Goods Inc.(a)(b)	43,296	617,834
Dollar Tree Inc.(a)	45,304	2,018,293
Family Dollar Stores Inc.	69,412	2,316,278
Foot Locker Inc.	79,034	828,276
GameStop Corp. Class A(a)	81,171	2,274,411
Gap Inc. (The)	242,689	3,152,530
Home Depot Inc.	844,277	19,891,166
HSN Inc.(a)	17,990	92,469
J.C. Penney Co. Inc.	111,293	2,233,651
Kohl’s Corp.(a)	154,344	6,531,838

Limited Brands Inc.	133,727	1,163,425
Lowe’s Companies Inc.	730,370	13,329,253
Macy’s Inc.	211,227	1,879,920
McDonald’s Corp.	566,903	30,935,897
MSC Industrial Direct Co. Inc. Class A	22,754	706,967
Nordstrom Inc.(b)	91,606	1,534,401
Office Depot Inc.(a)	132,967	174,187
OfficeMax Inc.	35,882	111,952
O’Reilly Automotive Inc.(a)(b)	67,542	2,364,645
Panera Bread Co. Class A(a)(b)	13,368	747,271
Penske Automotive Group Inc.	19,842	185,126
PetSmart Inc.	64,428	1,350,411
RadioShack Corp.	66,726	571,842
Rite Aid Corp.(a)(b)	248,891	89,601
Ross Stores Inc.	66,457	2,384,477
Saks Inc.(a)(b)	69,624	130,197
Sears Holdings Corp.(a)(b)	27,601	1,261,642
Signet Jewelers Ltd.(b)	41,559	475,851
Staples Inc.	350,802	6,353,024
Starbucks Corp.(a)	364,577	4,050,450
Target Corp.	393,970	13,548,628
Tiffany & Co.	62,924	1,356,641
Tim Hortons Inc.(b)	92,039	2,335,029
TJX Companies Inc. (The)	212,192	5,440,603
Urban Outfitters Inc.(a)	57,798	946,153
Walgreen Co.	494,807	12,845,190
Wal-Mart Stores Inc.	1,121,688	58,439,945
Williams-Sonoma Inc.	46,337	467,077
Yum! Brands Inc.	236,684	6,504,076

		268,489,616
SAVINGS & LOANS – 0.25%
Astoria Financial Corp.	40,950	376,331
Capitol Federal Financial	10,622	401,618
Hudson City Bancorp Inc.	259,205	3,030,106
New York Community Bancorp Inc.	170,227	1,901,436
People’s United Financial Inc.	172,992	3,108,666
TFS Financial Corp.	42,538	515,986
Washington Federal Inc.	45,247	601,333

		9,935,476
SEMICONDUCTORS – 2.63%
Advanced Micro Devices Inc.(a)	333,827	1,018,172
Altera Corp.	149,824	2,629,411
Analog Devices Inc.	145,642	2,806,521
Applied Materials Inc.	676,274	7,269,946
Atmel Corp.(a)	220,750	801,323
Broadcom Corp. Class A(a)	256,246	5,119,795
Cree Inc.(a)(b)	45,197	1,063,485
Cypress Semiconductor Corp.(a)	73,601	498,279
Fairchild Semiconductor International Inc. Class A(a)	62,982	234,923
Integrated Device Technology Inc.(a)	86,487	393,516
Intel Corp.	2,863,745	43,099,362
International Rectifier Corp.(a)	36,705	495,885
Intersil Corp. Class A	61,348	705,502
KLA-Tencor Corp.	85,934	1,718,680
Lam Research Corp.(a)(b)	63,208	1,439,246
Linear Technology Corp.	110,998	2,550,734
LSI Corp.(a)	323,724	984,121
Marvell Technology Group Ltd.(a)	241,282	2,210,143
MEMC Electronic Materials Inc.(a)	113,503	1,871,664
Microchip Technology Inc.	91,833	1,945,941

Micron Technology Inc.(a)(b)	383,592	1,557,384
National Semiconductor Corp.	115,909	1,190,385
Novellus Systems Inc.(a)	50,121	833,512
NVIDIA Corp.(a)	278,156	2,742,618
ON Semiconductor Corp.(a)	203,914	795,265
QLogic Corp.(a)(b)	60,398	671,626
Rambus Inc.(a)	51,660	488,704
Silicon Laboratories Inc.(a)	23,647	624,281
Teradyne Inc.(a)	85,966	376,531
Texas Instruments Inc.	660,806	10,909,907
Varian Semiconductor Equipment Associates Inc.(a)	37,291	807,723
Xilinx Inc.	140,273	2,687,631

		102,542,216
SOFTWARE – 4.56%
Activision Blizzard Inc.(a)	297,391	3,110,710
Adobe Systems Inc.(a)	265,711	5,683,558
ANSYS Inc.(a)	42,748	1,072,975
Autodesk Inc.(a)	112,240	1,886,754
Automatic Data Processing Inc.	258,991	9,106,124
BMC Software Inc.(a)	96,017	3,168,561
Broadridge Financial Solutions Inc.	70,428	1,310,665
CA Inc.	194,348	3,422,468
Cerner Corp.(a)(b)	33,706	1,482,053
Citrix Systems Inc.(a)	91,410	2,069,522
Compuware Corp.(a)	122,865	809,680
Dun & Bradstreet Corp. (The)	27,762	2,137,674
Electronic Arts Inc.(a)	159,932	2,909,163
Fidelity National Information Services Inc.	98,335	1,789,697
Fiserv Inc.(a)	82,046	2,991,397
Global Payments Inc.	39,411	1,316,722
IMS Health Inc.	89,391	1,114,706
Intuit Inc.(a)	161,181	4,351,887
MasterCard Inc. Class A	36,307	6,080,696
Metavante Technologies Inc.(a)	44,415	886,523
Microsoft Corp.	4,013,517	73,728,307
MSCI Inc. Class A(a)	21,525	363,988
Novell Inc.(a)	175,519	747,711
Nuance Communications Inc.(a)(b)	96,682	1,049,967
Oracle Corp.(a)	1,947,471	35,190,801
Paychex Inc.	161,168	4,137,183
Red Hat Inc.(a)	94,713	1,689,680
Salesforce.com Inc.(a)(b)	52,907	1,731,646
SEI Investments Co.	66,772	815,286
Total System Services Inc.	82,919	1,145,111
VMware Inc. Class A(a)(b)	21,551	509,035

		177,810,250
TELECOMMUNICATIONS – 6.60%
ADC Telecommunications Inc.(a)(b)	45,844	201,255
Amdocs Ltd.(a)	98,749	1,828,831
American Tower Corp. Class A(a)	198,127	6,029,005
AT&T Inc.	2,970,118	74,846,974
CenturyTel Inc.	49,682	1,397,058
Ciena Corp.(a)	45,920	357,258
Cisco Systems Inc.(a)	2,953,218	49,525,466
Clearwire Corp. Class A(a)(b)	32,623	168,008
CommScope Inc.(a)	34,143	387,864
Corning Inc.	786,799	10,440,823
Crown Castle International Corp.(a)	141,230	2,882,504
EchoStar Corp.(a)	21,906	324,866
Embarq Corp.	73,945	2,798,818

Frontier Communications Corp.	161,747	1,161,343
Harris Corp.	67,104	1,941,990
JDS Uniphase Corp.(a)	102,909	334,454
Juniper Networks Inc.(a)	261,982	3,945,449
Leap Wireless International Inc.(a)	26,110	910,456
Level 3 Communications Inc.(a)(b)	797,137	733,366
MetroPCS Communications Inc.(a)	122,239	2,087,842
Motorola Inc.	1,127,867	4,770,877
NeuStar Inc. Class A(a)	39,043	653,970
NII Holdings Inc. Class B(a)	83,455	1,251,825
QUALCOMM Inc.	809,538	31,499,124
Qwest Communications International Inc.	750,670	2,567,291
SBA Communications Corp. Class A(a)	58,910	1,372,603
Sprint Nextel Corp.(a)	1,387,437	4,953,150
Telephone and Data Systems Inc.	52,163	1,382,841
Tellabs Inc.(a)	197,143	902,915
United States Cellular Corp.(a)	8,083	269,487
Verizon Communications Inc.	1,425,168	43,040,074
Virgin Media Inc.	146,792	704,602
Windstream Corp.	222,067	1,789,860

		257,462,249
TEXTILES – 0.06%
Cintas Corp.	66,473	1,643,213
Mohawk Industries Inc.(a)	27,514	821,843

		2,465,056
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	61,984	1,553,939
Mattel Inc.	181,995	2,098,402

		3,652,341
TRANSPORTATION – 1.73%
Alexander & Baldwin Inc.	19,959	379,820
Burlington Northern Santa Fe Corp.	140,610	8,457,692
C.H. Robinson Worldwide Inc.	85,457	3,897,694
Con-way Inc.	23,193	415,850
CSX Corp.	201,725	5,214,591
Expeditors International Washington Inc.	106,801	3,021,400
FedEx Corp.	154,905	6,891,723
Frontline Ltd.(b)	24,229	421,342
J.B. Hunt Transport Services Inc.	40,474	975,828
Kansas City Southern Industries Inc.(a)	44,624	567,171
Kirby Corp.(a)	26,643	709,770
Landstar System Inc.	26,322	880,997
Norfolk Southern Corp.	187,741	6,336,259
Overseas Shipholding Group Inc.	11,578	262,473
Ryder System Inc.	28,295	801,031
Teekay Corp.	21,293	302,999
Union Pacific Corp.	258,160	10,612,958
United Parcel Service Inc. Class B	341,680	16,817,490
UTi Worldwide Inc.	49,848	595,684

		67,562,772
TRUCKING & LEASING – 0.01%
GATX Corp.	23,933	484,165

		484,165
WATER – 0.05%
American Water Works Co. Inc.	32,635	627,897
Aqua America Inc.	66,633	1,332,660

		1,960,557

TOTAL COMMON STOCKS
(Cost: $6,412,666,019)		3,891,409,780

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.37%

MONEY MARKET FUNDS – 2.37%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	76,773,441	76,773,441
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	12,256,964	12,256,964
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	3,163,008	3,163,008

		92,193,413

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,193,413)		92,193,413

TOTAL INVESTMENTS IN SECURITIES – 102.14%
(Cost: $6,504,859,432)		3,983,603,193
Other Assets, Less Liabilities – (2.14)%		(83,334,781)

NET ASSETS – 100.00%		$3,900,268,412

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.23%
Clear Channel Outdoor Holdings Inc. Class A(a)	62,204	$228,289
Interpublic Group of Companies Inc. (The)(a)(b)	814,073	3,353,981
Lamar Advertising Co. Class A(a)(b)	154,830	1,509,592
Omnicom Group Inc.	600,148	14,043,463

		19,135,325
AEROSPACE & DEFENSE – 2.43%
Alliant Techsystems Inc.(a)(b)	28,688	1,921,522
BE Aerospace Inc.(a)	186,050	1,613,053
Boeing Co. (The)	1,522,164	54,158,595
Goodrich Corp.	253,357	9,599,697
L-3 Communications Holdings Inc.	192,568	13,056,110
Lockheed Martin Corp.	666,098	45,980,745
Northrop Grumman Corp.	176,684	7,710,490
Raytheon Co.	294,149	11,454,162
Rockwell Collins Inc.	325,609	10,627,878
United Technologies Corp.	1,123,675	48,295,551

		204,417,803
AGRICULTURE – 3.64%
Altria Group Inc.	3,173,271	50,835,801
Lorillard Inc.	184,611	11,397,883
Monsanto Co.	1,111,601	92,374,043
Philip Morris International Inc.	4,271,323	151,973,672

		306,581,399
AIRLINES – 0.05%
AMR Corp.(a)	278,250	887,617
Copa Holdings SA Class A	44,916	1,287,742
Delta Air Lines Inc.(a)	302,212	1,701,454

		3,876,813
APPAREL – 0.66%
Coach Inc.(a)	650,293	10,859,893
Guess? Inc.	121,692	2,565,267
Hanesbrands Inc.(a)	192,231	1,839,651
Nike Inc. Class B	716,598	33,601,280
Phillips-Van Heusen Corp.	91,394	2,072,816
Polo Ralph Lauren Corp.	113,578	4,798,670

		55,737,577
AUTO MANUFACTURERS – 0.23%
Oshkosh Corp.	102,181	688,700
PACCAR Inc.	739,661	19,053,667

		19,742,367
AUTO PARTS & EQUIPMENT – 0.12%
BorgWarner Inc.	205,319	4,167,976

Goodyear Tire & Rubber Co. (The)(a)	310,825	1,945,764
Johnson Controls Inc.	184,411	2,212,932
WABCO Holdings Inc.	131,276	1,616,008

		9,942,680
BANKS – 0.37%
Northern Trust Corp.	402,665	24,087,420
State Street Corp.	228,170	7,023,073

		31,110,493
BEVERAGES – 3.71%
Brown-Forman Corp. Class B	155,748	6,047,695
Coca-Cola Co. (The)	3,317,126	145,787,688
Hansen Natural Corp.(a)(b)	147,189	5,298,804
PepsiCo Inc.	3,020,055	155,472,431

		312,606,618
BIOTECHNOLOGY – 1.64%
Abraxis BioScience Inc.(a)	13,728	654,551
Biogen Idec Inc.(a)	588,038	30,824,952
Celgene Corp.(a)	928,124	41,208,706
Charles River Laboratories International Inc.(a)	62,746	1,707,319
Genzyme Corp.(a)	541,482	32,158,616
Illumina Inc.(a)	248,445	9,252,092
Life Technologies Corp.(a)	211,985	6,885,273
Millipore Corp.(a)	111,598	6,406,841
Vertex Pharmaceuticals Inc.(a)(b)	326,628	9,384,022

		138,482,372
BUILDING MATERIALS – 0.13%
Eagle Materials Inc.	78,754	1,909,784
Lennox International Inc.	94,894	2,510,895
Martin Marietta Materials Inc.(b)	77,528	6,147,970
USG Corp.(a)(b)	72,917	554,898

		11,123,547
CHEMICALS – 1.91%
Air Products and Chemicals Inc.	426,730	24,003,562
Airgas Inc.	168,155	5,685,321
Albemarle Corp.	185,272	4,033,371
Ashland Inc.	11,824	122,142
Celanese Corp. Class A	252,727	3,378,960
CF Industries Holdings Inc.	98,037	6,973,372
Ecolab Inc.	353,455	12,275,492
FMC Corp.	58,209	2,511,136
Huntsman Corp.	34,473	107,900
International Flavors & Fragrances Inc.	163,072	4,967,173
Intrepid Potash Inc.(a)(b)	38,428	708,997
Mosaic Co. (The)	314,531	13,204,011
PPG Industries Inc.	37,172	1,371,647
Praxair Inc.	634,258	42,679,221
Rohm and Haas Co.	226,773	17,878,783
Sherwin-Williams Co. (The)	203,849	10,594,033
Sigma-Aldrich Corp.	130,347	4,925,813
Terra Industries Inc.	206,884	5,811,372
Valhi Inc.	4,462	41,854

		161,274,160
COAL – 0.39%
Alpha Natural Resources Inc.(a)	143,252	2,542,723
Arch Coal Inc.	291,961	3,903,519
CONSOL Energy Inc.	370,221	9,344,378
Foundation Coal Holdings Inc.	91,768	1,316,871

Massey Energy Co.	173,734	1,758,188
Patriot Coal Corp.(a)(b)	151,857	563,389
Peabody Energy Corp.	549,984	13,771,599

		33,200,667
COMMERCIAL SERVICES – 2.73%
Accenture Ltd.	1,209,767	33,256,495
Alliance Data Systems Corp.(a)(b)	120,710	4,460,234
Apollo Group Inc. Class A(a)	258,152	20,221,046
Brinks Home Security Holdings Inc.(a)	81,997	1,853,132
Corporate Executive Board Co. (The)	68,648	995,396
Corrections Corp. of America(a)	225,228	2,885,171
DeVry Inc.	124,107	5,979,475
Equifax Inc.	139,844	3,419,186
FTI Consulting Inc.(a)	101,955	5,044,733
Genpact Ltd.(a)	119,785	1,061,295
H&R Block Inc.	659,081	11,988,683
Hertz Global Holdings Inc.(a)	34,918	137,228
Hewitt Associates Inc. Class A(a)	197,295	5,871,499
Hillenbrand Inc.	126,105	2,018,941
Iron Mountain Inc.(a)(b)	362,434	8,035,162
ITT Educational Services Inc.(a)(b)	78,661	9,551,019
Lender Processing Services Inc.	45,248	1,385,041
Manpower Inc.	11,877	374,482
McKesson Corp.	403,282	14,131,001
Monster Worldwide Inc.(a)	244,923	1,996,122
Morningstar Inc.(a)(b)	33,172	1,132,824
Pharmaceutical Product Development Inc.	216,429	5,133,696
Quanta Services Inc.(a)(b)	309,830	6,645,853
Robert Half International Inc.	289,529	5,162,302
SAIC Inc.(a)	68,037	1,270,251
Strayer Education Inc.	28,797	5,179,716
Ticketmaster Entertainment Inc.(a)	9,350	34,502
Tree.com Inc.(a)	1,574	7,272
Visa Inc. Class A	906,809	50,418,580
Weight Watchers International Inc.	62,725	1,163,549
Western Union Co.	1,498,912	18,841,324

		229,655,210
COMPUTERS – 8.80%
Affiliated Computer Services Inc. Class A(a)	50,097	2,399,145
Apple Inc.(a)	1,785,363	187,677,359
Brocade Communications Systems Inc.(a)	104,307	359,859
Cognizant Technology Solutions Corp. Class A(a)	585,167	12,165,622
Dell Inc.(a)	3,677,721	34,864,795
Diebold Inc.	112,315	2,397,925
DST Systems Inc.(a)	67,112	2,323,417
EMC Corp.(a)	2,922,849	33,320,479
FactSet Research Systems Inc.(b)	86,555	4,326,884
Hewlett-Packard Co.	4,992,222	160,050,637
IHS Inc. Class A(a)	87,994	3,623,593
International Business Machines Corp.	2,781,627	269,511,840
NCR Corp.(a)	288,903	2,296,779
NetApp Inc.(a)	695,849	10,326,399
SanDisk Corp.(a)	91,131	1,152,807
Seagate Technology	478,839	2,877,822
Teradata Corp.(a)	177,558	2,879,991
Unisys Corp.(a)	386,128	204,648
Western Digital Corp.(a)	448,469	8,673,390

		741,433,391
COSMETICS & PERSONAL CARE – 2.25%
Alberto-Culver Co.	22,023	497,940

Avon Products Inc.	864,457	16,623,508
Bare Escentuals Inc.(a)	119,304	489,146
Colgate-Palmolive Co.	1,028,628	60,668,479
Estee Lauder Companies Inc. (The) Class A(b)	198,302	4,888,144
Procter & Gamble Co. (The)	2,265,290	106,672,506

		189,839,723
DISTRIBUTION & WHOLESALE – 0.30%
Central European Distribution Corp.(a)	81,904	881,287
Fastenal Co.(b)	261,585	8,411,266
LKQ Corp.(a)(b)	274,991	3,924,122
Tech Data Corp.(a)	14,767	321,625
W.W. Grainger Inc.	154,980	10,876,496
WESCO International Inc.(a)	63,475	1,150,167

		25,564,963
DIVERSIFIED FINANCIAL SERVICES – 2.07%
Affiliated Managers Group Inc.(a)	83,028	3,463,098
American Express Co.	1,710,827	23,318,572
BlackRock Inc.	25,858	3,362,574
Charles Schwab Corp. (The)	1,892,662	29,336,261
CME Group Inc.	95,761	23,594,553
E*TRADE Financial Corp.(a)(b)	146,389	187,378
Eaton Vance Corp.	207,560	4,742,746
Federal Home Loan Mortgage Corp.(b)	1,221,918	928,658
Federated Investors Inc. Class B	176,768	3,934,856
Franklin Resources Inc.	166,078	8,946,622
GLG Partners Inc.(b)	96,539	274,171
Goldman Sachs Group Inc. (The)	94,945	10,066,069
IntercontinentalExchange Inc.(a)	142,945	10,645,114
Invesco Ltd.	99,771	1,382,826
Investment Technology Group Inc.(a)	80,053	2,042,953
Janus Capital Group Inc.	304,011	2,021,673
Lazard Ltd. Class A	153,150	4,502,610
MF Global Ltd.(a)(b)	87,525	370,231
Morgan Stanley	125,711	2,862,439
NASDAQ OMX Group Inc. (The)(a)	149,242	2,922,158
NYSE Euronext Inc.	323,771	5,795,501
SLM Corp.(a)	840,026	4,158,129
T. Rowe Price Group Inc.(b)	526,059	15,182,063
TD Ameritrade Holding Corp.(a)	492,446	6,800,679
Waddell & Reed Financial Inc. Class A	176,851	3,195,698

		174,037,632
ELECTRIC – 1.67%
AES Corp. (The)(a)	1,360,844	7,906,504
Allegheny Energy Inc.	340,373	7,886,442
Calpine Corp.(a)	717,131	4,883,662
CenterPoint Energy Inc.	420,914	4,390,133
Constellation Energy Group Inc.	369,161	7,626,866
DPL Inc.	17,195	387,575
Entergy Corp.	274,641	18,700,306
Exelon Corp.	664,411	30,157,615
Mirant Corp.(a)	187,789	2,140,795
NRG Energy Inc.(a)	180,222	3,171,907
NV Energy Inc.	126,556	1,188,361
PPL Corp.	755,638	21,694,367
Public Service Enterprise Group Inc.	1,030,041	30,355,308

		140,489,841
ELECTRICAL COMPONENTS & EQUIPMENT – 0.79%
AMETEK Inc.	216,122	6,758,135
Emerson Electric Co.	1,581,550	45,200,699

Energizer Holdings Inc.(a)	116,604	5,794,053
General Cable Corp.(a)(b)	106,333	2,107,520
Hubbell Inc. Class B	49,565	1,336,272
Molex Inc.	78,969	1,085,034
SunPower Corp. Class A(a)(b)	167,539	3,984,077

		66,265,790
ELECTRONICS – 0.88%
Agilent Technologies Inc.(a)	699,218	10,746,981
Amphenol Corp. Class A	355,230	10,120,503
Arrow Electronics Inc.(a)	16,425	313,061
Avnet Inc.(a)	134,741	2,359,315
AVX Corp.	7,682	69,753
Dolby Laboratories Inc. Class A(a)(b)	102,714	3,503,575
FLIR Systems Inc.(a)(b)	278,153	5,696,573
Garmin Ltd.(b)	243,701	5,168,898
Gentex Corp.	288,764	2,876,089
Itron Inc.(a)	69,435	3,287,747
Jabil Circuit Inc.	207,903	1,155,941
Mettler-Toledo International Inc.(a)	70,356	3,611,373
National Instruments Corp.	115,905	2,161,628
PerkinElmer Inc.	107,675	1,375,010
Thermo Fisher Scientific Inc.(a)	288,031	10,274,066
Trimble Navigation Ltd.(a)	245,817	3,756,084
Waters Corp.(a)	202,779	7,492,684

		73,969,281
ENERGY - ALTERNATE SOURCES – 0.18%
Covanta Holding Corp.(a)	246,126	3,221,789
First Solar Inc.(a)(b)	90,467	12,004,971

		15,226,760
ENGINEERING & CONSTRUCTION – 0.51%
AECOM Technology Corp.(a)	197,412	5,148,505
Fluor Corp.	359,362	12,415,957
Jacobs Engineering Group Inc.(a)	246,729	9,538,543
KBR Inc.	278,933	3,852,065
McDermott International Inc.(a)	458,737	6,142,488
Shaw Group Inc. (The)(a)	167,926	4,602,852
URS Corp.(a)	31,043	1,254,448

		42,954,858
ENTERTAINMENT – 0.17%
DreamWorks Animation SKG Inc. Class A(a)	161,846	3,502,347
International Game Technology	627,141	5,782,240
Penn National Gaming Inc.(a)	134,703	3,253,077
Scientific Games Corp. Class A(a)(b)	130,021	1,574,554
Warner Music Group Corp.(a)	27,135	63,767

		14,175,985
ENVIRONMENTAL CONTROL – 0.29%
Nalco Holding Co.	265,333	3,467,902
Republic Services Inc.	290,611	4,983,979
Stericycle Inc.(a)	174,636	8,335,376
Waste Management Inc.	282,278	7,226,317

		24,013,574
FOOD – 1.07%
Campbell Soup Co.	208,998	5,718,185
Dean Foods Co.(a)(b)	214,072	3,870,422
General Mills Inc.	57,786	2,882,366
H.J. Heinz Co.	354,302	11,713,224
Hershey Co. (The)	156,923	5,453,074

J.M. Smucker Co. (The)	47,009	1,752,025
Kellogg Co.	289,184	10,592,810
Kroger Co. (The)	591,370	12,548,871
McCormick & Co. Inc. NVS	85,667	2,533,173
Sysco Corp.	1,216,667	27,740,008
Tyson Foods Inc. Class A	68,204	640,436
Whole Foods Market Inc.(b)	284,098	4,772,846

		90,217,440
FOREST PRODUCTS & PAPER – 0.05%
Plum Creek Timber Co. Inc.	113,013	3,285,288
Rayonier Inc.	18,976	573,455

		3,858,743
GAS – 0.01%
Energen Corp.	26,643	776,111

		776,111
HAND & MACHINE TOOLS – 0.03%
Kennametal Inc.	31,876	516,710
Lincoln Electric Holdings Inc.	58,759	1,862,073

		2,378,783
HEALTH CARE - PRODUCTS – 4.67%
Baxter International Inc.	1,270,840	65,092,425
Beckman Coulter Inc.	103,008	5,254,438
Becton, Dickinson and Co.	494,383	33,242,313
Boston Scientific Corp.(a)	196,787	1,564,457
C.R. Bard Inc.	201,100	16,031,692
DENTSPLY International Inc.(b)	301,493	8,095,087
Edwards Lifesciences Corp.(a)	111,119	6,737,145
Gen-Probe Inc.(a)	109,386	4,985,814
Henry Schein Inc.(a)	169,673	6,788,617
Hill-Rom Holdings Inc.	16,518	163,363
Hologic Inc.(a)(b)	259,135	3,392,077
IDEXX Laboratories Inc.(a)(b)	121,606	4,205,135
Intuitive Surgical Inc.(a)(b)	78,405	7,476,701
Inverness Medical Innovations Inc.(a)	78,949	2,102,412
Johnson & Johnson	1,501,359	78,971,483
Kinetic Concepts Inc.(a)	115,533	2,440,057
Medtronic Inc.	2,274,831	67,039,270
Patterson Companies Inc.(a)(b)	245,786	4,635,524
ResMed Inc.(a)	156,509	5,531,028
St. Jude Medical Inc.(a)	687,932	24,992,570
Stryker Corp.	623,100	21,210,324
TECHNE Corp.	78,520	4,295,829
Varian Medical Systems Inc.(a)	254,466	7,745,945
Zimmer Holdings Inc.(a)	315,112	11,501,588

		393,495,294
HEALTH CARE - SERVICES – 1.06%
Aetna Inc.	590,552	14,368,130
Community Health Systems Inc.(a)	42,589	653,315
Covance Inc.(a)(b)	127,425	4,540,153
Coventry Health Care Inc.(a)	60,855	787,464
DaVita Inc.(a)	176,455	7,755,197
Health Management Associates Inc. Class A(a)	316,795	817,331
Health Net Inc.(a)	11,408	165,188
Humana Inc.(a)	194,688	5,077,463
Laboratory Corp. of America Holdings(a)	225,456	13,186,921
Lincare Holdings Inc.(a)(b)	135,087	2,944,897
Mednax Inc.(a)	81,010	2,387,365
Quest Diagnostics Inc.	263,097	12,491,846

Tenet Healthcare Corp.(a)	533,437	618,787
UnitedHealth Group Inc.	918,407	19,222,259
WellCare Health Plans Inc.(a)	86,487	972,979
WellPoint Inc.(a)	98,165	3,727,325

		89,716,620
HOLDING COMPANIES - DIVERSIFIED – 0.03%
Walter Industries Inc.	107,509	2,458,731

		2,458,731
HOME BUILDERS – 0.02%
NVR Inc.(a)(b)	653	279,321
Pulte Homes Inc.	97,330	1,063,817
Thor Industries Inc.	20,689	323,162

		1,666,300
HOME FURNISHINGS – 0.01%
Harman International Industries Inc.	87,812	1,188,096

		1,188,096
HOUSEHOLD PRODUCTS & WARES – 0.36%
Church & Dwight Co. Inc.	141,856	7,409,139
Clorox Co. (The)	86,591	4,457,705
Kimberly-Clark Corp.	348,360	16,062,880
Scotts Miracle-Gro Co. (The) Class A	68,721	2,384,619

		30,314,343
HOUSEWARES – 0.02%
Toro Co. (The)	72,632	1,756,242

		1,756,242
INSURANCE – 0.31%
Aflac Inc.	962,856	18,640,890
Axis Capital Holdings Ltd.	63,628	1,434,175
Brown & Brown Inc.	56,836	1,074,769
CIGNA Corp.	79,466	1,397,807
Erie Indemnity Co. Class A	5,031	171,960
Prudential Financial Inc.	151,648	2,884,345
Transatlantic Holdings Inc.	12,718	453,651
W.R. Berkley Corp.	14,382	324,314

		26,381,911
INTERNET – 3.78%
Akamai Technologies Inc.(a)	340,797	6,611,462
Amazon.com Inc.(a)	637,928	46,849,432
eBay Inc.(a)	2,247,749	28,231,727
Equinix Inc.(a)(b)	65,979	3,704,721
F5 Networks Inc.(a)(b)	165,902	3,475,647
Google Inc. Class A(a)	479,571	166,919,482
HLTH Corp.(a)	58,264	603,032
IAC/InterActiveCorp.(a)	23,337	355,423
McAfee Inc.(a)(b)	275,193	9,218,966
Priceline.com Inc.(a)(b)	82,221	6,477,370
Sohu.com Inc.(a)(b)	56,806	2,346,656
VeriSign Inc.(a)	394,400	7,442,328
WebMD Health Corp. Class A(a)(b)	16,729	373,057
Yahoo! Inc.(a)	2,791,489	35,758,974

		318,368,277
IRON & STEEL – 0.25%
AK Steel Holding Corp.	225,214	1,603,524
Allegheny Technologies Inc.	204,800	4,491,264
Carpenter Technology Corp.	6,212	87,713

Cliffs Natural Resources Inc.	229,916	4,175,275
Nucor Corp.	136,435	5,207,724
Schnitzer Steel Industries Inc. Class A	5,478	171,954
Steel Dynamics Inc.	88,319	778,090
United States Steel Corp.	226,495	4,785,839

		21,301,383
LEISURE TIME – 0.11%
Carnival Corp.	180,225	3,892,860
Harley-Davidson Inc.(b)	425,511	5,697,592
Interval Leisure Group Inc.(a)	9,350	49,555

		9,640,007
LODGING – 0.23%
Boyd Gaming Corp.(b)	13,646	50,900
Choice Hotels International Inc.(b)	20,671	533,725
Las Vegas Sands Corp.(a)(b)	328,321	988,246
Marriott International Inc. Class A	598,700	9,794,732
MGM MIRAGE(a)(b)	233,041	542,986
Orient-Express Hotels Ltd. Class A(b)	81,982	336,126
Starwood Hotels & Resorts Worldwide Inc.	378,173	4,802,797
Wynn Resorts Ltd.(a)(b)	116,366	2,323,829

		19,373,341
MACHINERY – 1.20%
AGCO Corp.(a)(b)	135,986	2,665,326
Bucyrus International Inc.	150,186	2,279,823
Caterpillar Inc.	1,246,032	34,839,055
Cummins Inc.	411,443	10,471,224
Deere & Co.	872,942	28,693,604
Flowserve Corp.	53,152	2,982,890
Graco Inc.	121,730	2,077,931
IDEX Corp.	148,250	3,242,228
Joy Global Inc.	206,870	4,406,331
Manitowoc Co. Inc. (The)	258,178	844,242
Rockwell Automation Inc.	297,251	6,491,962
Zebra Technologies Corp. Class A(a)	113,899	2,166,359

		101,160,975
MANUFACTURING – 2.50%
AptarGroup Inc.	24,889	775,043
Brink’s Co. (The)	81,800	2,164,428
Carlisle Companies Inc.	13,076	256,682
Cooper Industries Ltd. Class A	268,247	6,936,867
Danaher Corp.	363,087	19,686,577
Donaldson Co. Inc.	156,999	4,213,853
Dover Corp.	335,657	8,854,632
Eaton Corp.	150,701	5,554,839
Harsco Corp.	170,682	3,784,020
Honeywell International Inc.	1,502,049	41,847,085
Illinois Tool Works Inc.	48,706	1,502,580
Ingersoll-Rand Co. Ltd. Class A	110,671	1,527,260
ITT Corp.	278,969	10,731,937
Pall Corp.	248,470	5,076,242
Parker Hannifin Corp.	339,763	11,545,147
Roper Industries Inc.	181,104	7,687,865
SPX Corp.	99,664	4,685,205
Textron Inc.	505,501	2,901,576
3M Co.	1,426,625	70,931,795

		210,663,633
MEDIA – 1.71%

Central European Media Enterprises Ltd. Class A(a)(b)	74,485	853,598
Comcast Corp. Class A	1,658,524	22,622,267
CTC Media Inc.(a)	103,545	472,165
DIRECTV Group Inc. (The)(a)(b)	1,106,292	25,212,395
Dish Network Corp. Class A(a)	414,732	4,607,673
John Wiley & Sons Inc. Class A	82,350	2,452,383
Liberty Global Inc. Series A(a)	266,616	3,881,929
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	1,046,589	20,879,451
McGraw-Hill Companies Inc. (The)	324,115	7,412,510
News Corp. Class A	1,876,587	12,423,006
Sirius XM Radio Inc.(a)(b)	7,726,262	2,704,192
Time Warner Cable Inc.(b)	355,280	8,810,944
Time Warner Inc.	268,496	5,181,973
Viacom Inc. Class B(a)	1,063,962	18,491,660
Walt Disney Co. (The)	447,665	8,129,596

		144,135,742
METAL FABRICATE & HARDWARE – 0.22%
Precision Castparts Corp.	282,168	16,901,863
Timken Co. (The)	8,278	115,561
Valmont Industries Inc.	38,029	1,909,436

		18,926,860
MINING – 0.74%
Alcoa Inc.	1,531,030	11,237,760
Century Aluminum Co.(a)	55,487	117,078
Newmont Mining Corp.	969,281	43,385,018
Southern Copper Corp.	445,574	7,761,899
Titanium Metals Corp.	31,003	169,586

		62,671,341
MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	54,281	567,779

		567,779
OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	380,105	8,875,452

		8,875,452
OIL & GAS – 4.90%
Atwood Oceanics Inc.(a)	112,184	1,861,133
Cabot Oil & Gas Corp.	95,322	2,246,740
Chesapeake Energy Corp.	491,824	8,390,517
CNX Gas Corp.(a)	55,328	1,311,827
Continental Resources Inc.(a)(b)	59,681	1,265,834
Denbury Resources Inc.(a)	498,296	7,404,679
Diamond Offshore Drilling Inc.	139,319	8,757,592
Encore Acquisition Co.(a)	26,405	614,444
ENSCO International Inc.	272,804	7,202,026
EOG Resources Inc.	378,243	20,712,587
EQT Corp.	265,086	8,305,144
Exxon Mobil Corp.	1,864,709	126,986,683
Frontier Oil Corp.	212,150	2,713,399
Hess Corp.	569,812	30,883,810
Holly Corp.	86,181	1,827,037
Mariner Energy Inc.(a)	129,163	1,001,013
Murphy Oil Corp.	384,826	17,228,660
Nabors Industries Ltd.(a)	82,610	825,274
Noble Energy Inc.	22,585	1,216,880
Occidental Petroleum Corp.	1,662,495	92,517,847
Patterson-UTI Energy Inc.	191,813	1,718,644

Petrohawk Energy Corp.(a)	479,421	9,219,266
Plains Exploration & Production Co.(a)	199,425	3,436,093
Pride International Inc.(a)	243,661	4,381,025
Quicksilver Resources Inc.(a)(b)	217,152	1,203,022
Range Resources Corp.	312,607	12,866,904
Rowan Companies Inc.	81,029	969,917
SandRidge Energy Inc.(a)	208,765	1,375,761
Southwestern Energy Co.(a)	692,692	20,566,025
St. Mary Land & Exploration Co.	51,438	680,525
Sunoco Inc.	140,816	3,728,808
Tesoro Corp.	82,207	1,107,328
Unit Corp.(a)	72,668	1,520,215
W&T Offshore Inc.	59,347	364,984
Whiting Petroleum Corp.(a)(b)	103,115	2,665,523
XTO Energy Inc.	122,571	3,753,124

		412,830,290
OIL & GAS SERVICES – 2.46%
Baker Hughes Inc.	623,932	17,813,259
Cameron International Corp.(a)	438,881	9,624,660
Dresser-Rand Group Inc.(a)	174,213	3,850,107
FMC Technologies Inc.(a)	259,396	8,137,253
Global Industries Ltd.(a)(b)	144,695	555,629
Halliburton Co.	1,767,109	27,337,176
Helix Energy Solutions Group Inc.(a)	15,513	79,737
Key Energy Services Inc.(a)	41,149	118,509
National Oilwell Varco Inc.(a)	840,991	24,144,852
Oceaneering International Inc.(a)	112,008	4,129,735
Oil States International Inc.(a)	68,129	914,291
Schlumberger Ltd.	2,416,754	98,168,547
SEACOR Holdings Inc.(a)	4,542	264,844
Smith International Inc.	437,020	9,387,190
Superior Energy Services Inc.(a)	165,135	2,128,590
Tetra Technologies Inc.(a)	146,712	476,814
Tidewater Inc.	5,352	198,720

		207,329,913
PACKAGING & CONTAINERS – 0.15%
Ball Corp.	29,993	1,301,696
Crown Holdings Inc.(a)	325,136	7,390,341
Greif Inc. Class A	67,000	2,230,430
Owens-Illinois Inc.(a)	95,825	1,383,713
Packaging Corp. of America	47,579	619,479

		12,925,659
PHARMACEUTICALS – 6.96%
Abbott Laboratories	3,126,143	149,117,021
Allergan Inc.	617,818	29,506,988
AmerisourceBergen Corp.	37,266	1,217,108
Amylin Pharmaceuticals Inc.(a)(b)	278,425	3,271,494
BioMarin Pharmaceutical Inc.(a)(b)	200,698	2,478,620
Bristol-Myers Squibb Co.	3,661,066	80,250,567
Cardinal Health Inc.	540,713	17,021,645
Cephalon Inc.(a)(b)	137,220	9,344,682
Eli Lilly and Co.	192,519	6,432,060
Endo Pharmaceuticals Holdings Inc.(a)	222,135	3,927,347
Express Scripts Inc.(a)	426,316	19,683,010
Forest Laboratories Inc.(a)	54,442	1,195,546
Gilead Sciences Inc.(a)	1,868,584	86,552,811
Herbalife Ltd.	125,182	1,875,226
Hospira Inc.(a)	45,912	1,416,844
Mead Johnson Nutrition Co. Class A(a)	41,534	1,199,087
Medco Health Solutions Inc.(a)	1,026,302	42,427,325

Merck & Co. Inc.	1,243,543	33,264,775
Mylan Inc.(a)(b)	113,940	1,527,935
NBTY Inc.(a)	51,473	724,740
Omnicare Inc.	15,306	374,844
Perrigo Co.	157,794	3,918,025
Schering-Plough Corp.	3,284,383	77,347,220
Sepracor Inc.(a)	218,759	3,207,007
VCA Antech Inc.(a)(b)	170,982	3,855,644
Warner Chilcott Ltd. Class A(a)	185,585	1,952,354
Watson Pharmaceuticals Inc.(a)	104,973	3,265,710

		586,355,635
PIPELINES – 0.23%
El Paso Corp.	301,486	1,884,288
Questar Corp.	133,035	3,915,220
Williams Companies Inc. (The)	1,183,797	13,471,610

		19,271,118
REAL ESTATE – 0.05%
CB Richard Ellis Group Inc. Class A(a)	150,289	605,665
Forest City Enterprises Inc. Class A	145,984	525,542
St. Joe Co. (The)(a)	157,841	2,642,258

		3,773,465
REAL ESTATE INVESTMENT TRUSTS – 0.35%
Apartment Investment and Management Co. Class A	54,664	299,559
Camden Property Trust	67,744	1,461,916
Digital Realty Trust Inc.(b)	104,729	3,474,908
Essex Property Trust Inc.	11,515	660,270
Federal Realty Investment Trust	34,898	1,605,308
General Growth Properties Inc.(b)	300,252	213,179
HCP Inc.(b)	59,643	1,064,628
Health Care REIT Inc.	24,567	751,505
Kilroy Realty Corp.	5,734	98,567
Macerich Co. (The)(b)	149,877	938,230
Nationwide Health Properties Inc.	19,358	429,554
Simon Property Group Inc.(b)	455,275	15,770,726
Taubman Centers Inc.(b)	105,888	1,804,332
Ventas Inc.	45,594	1,030,880

		29,603,562
RETAIL – 9.18%
Abercrombie & Fitch Co. Class A	175,509	4,177,114
Advance Auto Parts Inc.	193,017	7,929,138
American Eagle Outfitters Inc.	247,130	3,024,871
AnnTaylor Stores Corp.(a)	42,850	222,820
AutoZone Inc.(a)(b)	71,996	11,707,990
Bed Bath & Beyond Inc.(a)(b)	431,655	10,683,461
Best Buy Co. Inc.	676,495	25,679,750
Big Lots Inc.(a)(b)	163,743	3,402,580
Brinker International Inc.	204,781	3,092,193
Burger King Holdings Inc.	162,475	3,728,801
CarMax Inc.(a)(b)	443,905	5,522,178
Chipotle Mexican Grill Inc. Class A(a) (b)	66,979	4,446,066
Copart Inc.(a)(b)	128,043	3,797,755
Costco Wholesale Corp.	877,617	40,651,219
CVS Caremark Corp.	1,563,508	42,980,835
Darden Restaurants Inc.	283,691	9,719,254
Dick’s Sporting Goods Inc.(a)(b)	169,460	2,418,194
Dollar Tree Inc.(a)	182,287	8,120,886
Family Dollar Stores Inc.	21,447	715,686
GameStop Corp. Class A(a)	330,714	9,266,606

Gap Inc. (The)	487,124	6,327,741
HSN Inc.(a)	9,350	48,059
Kohl’s Corp.(a)	476,829	20,179,403
Limited Brands Inc.	356,752	3,103,742
Lowe’s Companies Inc.	148,680	2,713,410
McDonald’s Corp.	2,082,570	113,645,845
MSC Industrial Direct Co. Inc. Class A	89,538	2,781,946
Nordstrom Inc.(b)	368,929	6,179,561
O’Reilly Automotive Inc.(a)(b)	99,284	3,475,933
Panera Bread Co. Class A(a)(b)	54,182	3,028,774
PetSmart Inc.	258,233	5,412,564
Ross Stores Inc.	269,978	9,686,811
Staples Inc.	1,208,905	21,893,270
Starbucks Corp.(a)	1,474,659	16,383,461
Target Corp.	1,479,202	50,869,757
Tiffany & Co.(b)	255,404	5,506,510
Tim Hortons Inc.	374,157	9,492,363
TJX Companies Inc. (The)	860,290	22,057,836
Urban Outfitters Inc.(a)	229,989	3,764,920
Walgreen Co.	1,853,825	48,125,297
Wal-Mart Stores Inc.	3,666,695	191,034,810
Williams-Sonoma Inc.	28,117	283,419
Yum! Brands Inc.	959,604	26,369,918

		773,652,747
SAVINGS & LOANS – 0.06%
Capitol Federal Financial	15,495	585,866
Hudson City Bancorp Inc.	364,899	4,265,669

		4,851,535
SEMICONDUCTORS – 4.34%
Advanced Micro Devices Inc.(a)	149,159	454,935
Altera Corp.	607,271	10,657,606
Analog Devices Inc.	587,680	11,324,594
Applied Materials Inc.	2,741,921	29,475,651
Atmel Corp.(a)	571,803	2,075,645
Broadcom Corp. Class A(a)	1,041,362	20,806,413
Cree Inc.(a)(b)	74,815	1,760,397
Cypress Semiconductor Corp.(a)(b)	280,860	1,901,422
Integrated Device Technology Inc.(a)	151,615	689,848
Intel Corp.	10,024,819	150,873,526
International Rectifier Corp.(a)	30,912	417,621
Intersil Corp. Class A	87,408	1,005,192
KLA-Tencor Corp.	322,432	6,448,640
Lam Research Corp.(a)(b)	232,391	5,291,543
Linear Technology Corp.	449,415	10,327,557
LSI Corp.(a)	981,798	2,984,666
Marvell Technology Group Ltd.(a)	982,546	9,000,121
MEMC Electronic Materials Inc.(a)	461,321	7,607,183
Microchip Technology Inc.	374,650	7,938,834
Micron Technology Inc.(a)	187,083	759,557
National Semiconductor Corp.	464,630	4,771,750
Novellus Systems Inc.(a)	62,408	1,037,845
NVIDIA Corp.(a)	1,123,691	11,079,593
ON Semiconductor Corp.(a)(b)	822,395	3,207,341
Rambus Inc.(a)	209,135	1,978,417
Silicon Laboratories Inc.(a)(b)	94,418	2,492,635
Teradyne Inc.(a)	222,811	975,912
Texas Instruments Inc.	2,679,376	44,236,498
Varian Semiconductor Equipment Associates Inc.(a)	150,502	3,259,873
Xilinx Inc.(b)	565,679	10,838,410

		365,679,225

SOFTWARE – 8.29%
Activision Blizzard Inc.(a)	1,202,207	12,575,085
Adobe Systems Inc.(a)	1,077,274	23,042,891
ANSYS Inc.(a)	171,519	4,305,127
Autodesk Inc.(a)	452,592	7,608,072
Automatic Data Processing Inc.	1,050,123	36,922,325
BMC Software Inc.(a)	386,903	12,767,799
Broadridge Financial Solutions Inc.	283,730	5,280,216
CA Inc.	367,815	6,477,222
Cerner Corp.(a)(b)	136,920	6,020,372
Citrix Systems Inc.(a)	371,774	8,416,963
Compuware Corp.(a)	289,441	1,907,416
Dun & Bradstreet Corp. (The)	80,039	6,163,003
Electronic Arts Inc.(a)(b)	644,999	11,732,532
Fidelity National Information Services Inc.	89,088	1,621,402
Fiserv Inc.(a)	332,068	12,107,199
Global Payments Inc.	161,135	5,383,520
IMS Health Inc.	81,666	1,018,375
Intuit Inc.(a)	650,246	17,556,642
MasterCard Inc. Class A	147,214	24,655,401
Metavante Technologies Inc.(a)	182,074	3,634,197
Microsoft Corp.	16,258,995	298,677,738
MSCI Inc. Class A(a)	88,642	1,498,936
Novell Inc.(a)	323,186	1,376,772
Nuance Communications Inc.(a)(b)	397,066	4,312,137
Oracle Corp.(a)	7,888,911	142,552,622
Paychex Inc.	655,500	16,826,685
Red Hat Inc.(a)(b)	386,889	6,902,100
Salesforce.com Inc.(a)(b)	212,964	6,970,312
SEI Investments Co.	271,581	3,316,004
Total System Services Inc.	332,604	4,593,261
VMware Inc. Class A(a)(b)	83,546	1,973,357

		698,195,683
TELECOMMUNICATIONS – 5.60%
Amdocs Ltd.(a)	168,617	3,122,787
American Tower Corp. Class A(a)	803,315	24,444,875
Ciena Corp.(a)	177,691	1,382,436
Cisco Systems Inc.(a)	11,962,591	200,612,651
Clearwire Corp. Class A(a)(b)	117,974	607,566
CommScope Inc.(a)	140,826	1,599,783
Corning Inc.	3,190,174	42,333,609
Crown Castle International Corp.(a)	119,297	2,434,852
EchoStar Corp.(a)	5,941	88,105
Embarq Corp.	150,418	5,693,321
Frontier Communications Corp.	148,779	1,068,233
Harris Corp.	272,853	7,896,366
JDS Uniphase Corp.(a)	223,867	727,568
Juniper Networks Inc.(a)(b)	1,063,353	16,014,096
Leap Wireless International Inc.(a)	9,109	317,631
Level 3 Communications Inc.(a)(b)	3,113,613	2,864,524
MetroPCS Communications Inc.(a)(b)	493,444	8,428,024
NeuStar Inc. Class A(a)	158,079	2,647,823
NII Holdings Inc. Class B(a)	339,433	5,091,495
QUALCOMM Inc.	3,278,863	127,580,559
Qwest Communications International Inc.	1,514,187	5,178,520
SBA Communications Corp. Class A(a)(b)	236,655	5,514,062
Telephone and Data Systems Inc.	89,929	2,384,018
United States Cellular Corp.(a)	13,650	455,091
Windstream Corp.	451,199	3,636,664

		472,124,659

TOYS, GAMES & HOBBIES – 0.03%
Hasbro Inc.	105,204	2,637,464

		2,637,464
TRANSPORTATION – 2.61%
Burlington Northern Santa Fe Corp.	570,142	34,294,041
C.H. Robinson Worldwide Inc.	345,463	15,756,567
Con-way Inc.	14,710	263,750
CSX Corp.	819,770	21,191,055
Expeditors International Washington Inc.	432,051	12,222,723
Frontline Ltd.(b)	97,496	1,695,455
J.B. Hunt Transport Services Inc.	165,226	3,983,599
Kansas City Southern Industries Inc.(a) (b)	152,135	1,933,636
Kirby Corp.(a)(b)	109,517	2,917,533
Landstar System Inc.	106,832	3,575,667
Norfolk Southern Corp.	219,971	7,424,021
Ryder System Inc.	39,036	1,105,109
Union Pacific Corp.	1,046,743	43,031,605
United Parcel Service Inc. Class B	1,385,480	68,193,326
UTi Worldwide Inc.	180,681	2,159,138

		219,747,225
TRUCKING & LEASING – 0.00%
GATX Corp.	11,785	238,411

		238,411

TOTAL COMMON STOCKS
(Cost: $13,226,332,352)		8,413,968,824

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.68%

MONEY MARKET FUNDS – 3.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	263,188,136	263,188,136
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	42,018,277	42,018,277
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	5,199,138	5,199,138

		310,405,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $310,405,551)		310,405,551

TOTAL INVESTMENTS IN SECURITIES – 103.54%
(Cost: $13,536,737,903)		8,724,374,375
Other Assets, Less Liabilities – (3.54)%		(298,418,503)

NET ASSETS – 100.00%		$8,425,955,872

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.72%

ADVERTISING – 0.02%
Clear Channel Outdoor Holdings Inc. Class A(a)	14,964	$54,918
Interpublic Group of Companies Inc. (The)(a)(b)	113,951	469,478
Omnicom Group Inc.	39,983	935,602

		1,459,998
AEROSPACE & DEFENSE – 1.64%
Alliant Techsystems Inc.(a)	31,720	2,124,606
BE Aerospace Inc.(a)	11,168	96,827
General Dynamics Corp.	675,307	28,086,018
L-3 Communications Holdings Inc.	46,783	3,171,887
Northrop Grumman Corp.	432,606	18,878,926
Raytheon Co.	431,672	16,809,308
Spirit AeroSystems Holdings Inc. Class A(a)	175,151	1,746,255
United Technologies Corp.	708,962	30,471,187

		101,385,014
AGRICULTURE – 1.22%
Altria Group Inc.	892,167	14,292,515
Archer-Daniels-Midland Co.	1,090,922	30,305,813
Bunge Ltd.(b)	205,494	11,641,235
Lorillard Inc.	139,703	8,625,263
Reynolds American Inc.	289,615	10,379,802

		75,244,628
AIRLINES – 0.25%
AMR Corp.(a)	233,865	746,029
Continental Airlines Inc. Class B(a)	210,274	1,852,514
Copa Holdings SA Class A	13,050	374,143
Delta Air Lines Inc.(a)	770,357	4,337,110
Southwest Airlines Co.	1,243,153	7,869,158

		15,178,954
APPAREL – 0.16%
Jones Apparel Group Inc.	144,906	611,503
Liz Claiborne Inc.	158,243	390,860
Phillips-Van Heusen Corp.	10,981	249,049
VF Corp.	148,224	8,465,073

		9,716,485
AUTO MANUFACTURERS – 0.20%
Ford Motor Co.(a)(b)	3,923,266	10,318,190
General Motors Corp.(b)	882,653	1,712,347
Oshkosh Corp.	37,431	252,285

		12,282,822
AUTO PARTS & EQUIPMENT – 0.23%
Autoliv Inc.	121,736	2,260,637
BorgWarner Inc.	24,556	498,487

Federal Mogul Corp. Class A(a)	38,289	255,770
Goodyear Tire & Rubber Co. (The)(a)	143,300	897,058
Johnson Controls Inc.	850,387	10,204,644
TRW Automotive Holdings Corp.(a)	85,043	273,838

		14,390,434
BANKS – 6.62%
Associated Banc-Corp.	214,453	3,311,154
BancorpSouth Inc.	138,675	2,889,987
Bank of America Corp.	10,729,723	73,176,711
Bank of Hawaii Corp.	82,427	2,718,442
Bank of New York Mellon Corp. (The)	1,936,145	54,696,096
BB&T Corp.(b)	924,385	15,640,594
BOK Financial Corp.	37,011	1,278,730
City National Corp.	67,283	2,272,147
Comerica Inc.	256,055	4,688,367
Commerce Bancshares Inc.	104,465	3,792,080
Cullen/Frost Bankers Inc.	100,158	4,701,416
Discover Financial Services	811,807	5,122,502
Fifth Third Bancorp	840,457	2,454,134
First Citizens BancShares Inc. Class A	10,478	1,381,000
First Horizon National Corp.(b)	360,803	3,875,024
Fulton Financial Corp.	290,247	1,924,338
Huntington Bancshares Inc.(b)	614,147	1,019,484
KeyCorp	832,834	6,554,404
M&T Bank Corp.(b)	112,160	5,074,118
Marshall & Ilsley Corp.	433,814	2,442,373
Northern Trust Corp.	35,845	2,144,248
PNC Financial Services Group Inc. (The)	722,447	21,160,473
Popular Inc.(b)	469,743	1,024,040
Regions Financial Corp.	1,180,366	5,028,359
State Street Corp.	530,915	16,341,564
SunTrust Banks Inc.	600,792	7,053,298
Synovus Financial Corp.	470,269	1,528,374
TCF Financial Corp.	217,648	2,559,540
U.S. Bancorp	2,946,304	43,045,501
Valley National Bancorp(b)	229,637	2,840,610
Webster Financial Corp.	87,772	373,031
Wells Fargo & Co.	7,148,237	101,790,895
Whitney Holding Corp.	114,198	1,307,567
Wilmington Trust Corp.	112,401	1,089,166
Zions Bancorporation(b)	193,603	1,903,117

		408,202,884
BEVERAGES – 1.51%
Brown-Forman Corp. Class B	46,804	1,817,399
Coca-Cola Co. (The)	1,159,902	50,977,693
Coca-Cola Enterprises Inc.	540,844	7,133,732
Constellation Brands Inc. Class A(a)	316,241	3,763,268
Dr Pepper Snapple Group Inc.(a)	428,868	7,252,158
Molson Coors Brewing Co. Class B	196,203	6,725,839
Pepsi Bottling Group Inc.	234,284	5,187,048
PepsiAmericas Inc.	97,044	1,674,009
PepsiCo Inc.	162,041	8,341,871

		92,873,017
BIOTECHNOLOGY – 1.47%
Amgen Inc.(a)	1,730,611	85,699,857
Charles River Laboratories International Inc.(a)	62,510	1,700,897
Life Technologies Corp.(a)	105,277	3,419,397

		90,820,151

BUILDING MATERIALS – 0.11%
Armstrong World Industries Inc.(a)	33,306	366,699
Eagle Materials Inc.	8,179	198,341
Martin Marietta Materials Inc.	5,326	422,352
Masco Corp.	612,461	4,274,978
Owens Corning(a)	127,415	1,151,832
USG Corp.(a)(b)	50,718	385,964

		6,800,166
CHEMICALS – 1.38%
Ashland Inc.	114,075	1,178,395
Cabot Corp.	108,040	1,135,500
Celanese Corp. Class A	32,931	440,287
Cytec Industries Inc.	80,844	1,214,277
Dow Chemical Co. (The)	1,572,542	13,256,529
E.I. du Pont de Nemours and Co.	1,525,497	34,064,348
Eastman Chemical Co.	128,158	3,434,634
FMC Corp.	77,274	3,333,600
Huntsman Corp.	242,035	757,570
Intrepid Potash Inc.(a)	24,859	458,649
Lubrizol Corp.	114,471	3,893,159
PPG Industries Inc.	248,197	9,158,469
Rohm and Haas Co.	34,686	2,734,644
RPM International Inc.	217,831	2,772,989
Sigma-Aldrich Corp.	97,835	3,697,185
Valhi Inc.	6,082	57,049
Valspar Corp. (The)	168,209	3,359,134

		84,946,418
COMMERCIAL SERVICES – 0.69%
Avis Budget Group Inc.(a)	169,146	153,923
Career Education Corp.(a)(b)	152,789	3,660,824
Convergys Corp.(a)	206,435	1,667,995
Corrections Corp. of America(a)	23,919	306,402
Equifax Inc.	103,819	2,538,375
Genpact Ltd.(a)	5,093	45,124
Hertz Global Holdings Inc.(a)(b)	510,259	2,005,318
Lender Processing Services Inc.	128,521	3,934,028
Manpower Inc.	125,354	3,952,412
McKesson Corp.	132,514	4,643,291
Moody’s Corp.	334,898	7,675,862
Quanta Services Inc.(a)	73,352	1,573,400
R.R. Donnelley & Sons Co.	356,973	2,616,612
SAIC Inc.(a)	287,126	5,360,642
Service Corp. International	436,482	1,523,322
Ticketmaster Entertainment Inc.(a)	53,849	198,703
Tree.com Inc.(a)	8,974	41,460
United Rentals Inc.(a)	101,742	428,334
Weight Watchers International Inc.	8,992	166,802

		42,492,829
COMPUTERS – 0.92%
Affiliated Computer Services Inc. Class A(a)	110,424	5,288,205
Brocade Communications Systems Inc.(a)	540,561	1,864,935
Cadence Design Systems Inc.(a)	430,849	1,809,566
Computer Sciences Corp.(a)	255,607	9,416,562
Diebold Inc.	18,069	385,773
DST Systems Inc.(a)	12,846	444,728
EMC Corp.(a)	1,055,515	12,032,871
Lexmark International Inc. Class A(a)	132,697	2,238,598
NCR Corp.(a)	27,618	219,563
SanDisk Corp.(a)	308,699	3,905,042
Seagate Technology	420,366	2,526,400
Sun Microsystems Inc.(a)	1,248,899	9,141,941

Synopsys Inc.(a)	238,621	4,946,613
Teradata Corp.(a)	153,583	2,491,116
Unisys Corp.(a)	267,220	141,627

		56,853,540
COSMETICS & PERSONAL CARE – 2.50%
Alberto-Culver Co.	128,028	2,894,713
Procter & Gamble Co. (The)	3,211,267	151,218,563

		154,113,276
DISTRIBUTION & WHOLESALE – 0.22%
Genuine Parts Co.	278,283	8,309,530
Ingram Micro Inc. Class A(a)	286,695	3,623,825
Tech Data Corp.(a)	72,043	1,569,097
WESCO International Inc.(a)	18,661	338,137

		13,840,589
DIVERSIFIED FINANCIAL SERVICES – 5.91%
American Express Co.	277,026	3,775,864
AmeriCredit Corp.(a)(b)	223,423	1,309,259
Ameriprise Financial Inc.	377,390	7,732,721
BlackRock Inc.	8,318	1,081,673
Capital One Financial Corp.	638,173	7,811,238
CIT Group Inc.	655,069	1,866,947
Citigroup Inc.(b)	9,229,215	23,349,914
CME Group Inc.	33,459	8,243,963
E*TRADE Financial Corp.(a)(b)	666,490	853,107
Federal Home Loan Mortgage Corp.(b)	89,993	68,395
Federal National Mortgage Association(b)	1,792,148	1,254,504
Franklin Resources Inc.	122,671	6,608,287
Goldman Sachs Group Inc. (The)	669,934	71,026,403
Invesco Ltd.	573,219	7,944,815
Investment Technology Group Inc.(a)	6,178	157,663
Janus Capital Group Inc.	18,852	125,366
Jefferies Group Inc.(b)	211,645	2,920,701
JPMorgan Chase & Co.	6,273,315	166,744,713
Legg Mason Inc.	238,246	3,788,111
MF Global Ltd.(a)(b)	84,060	355,574
Morgan Stanley	1,668,513	37,992,041
NASDAQ OMX Group Inc. (The)(a)	103,117	2,019,031
NYSE Euronext Inc.	177,669	3,180,275
Raymond James Financial Inc.(b)	161,262	3,176,861
SLM Corp.(a)	88,716	439,144
Student Loan Corp. (The)	6,382	277,234

		364,103,804
ELECTRIC – 6.38%
Alliant Energy Corp.	188,524	4,654,658
Ameren Corp.	355,583	8,245,970
American Electric Power Co. Inc.	681,984	17,226,916
CenterPoint Energy Inc.	216,532	2,258,429
CMS Energy Corp.(b)	383,347	4,538,828
Consolidated Edison Inc.	462,908	18,335,786
Constellation Energy Group Inc.	28,799	594,987
Dominion Resources Inc.	979,281	30,347,918
DPL Inc.(b)	176,303	3,973,870
DTE Energy Co.	277,470	7,685,919
Duke Energy Corp.	2,142,593	30,681,932
Dynegy Inc. Class A(a)	828,291	1,167,890
Edison International	550,748	15,867,050
Entergy Corp.	94,573	6,439,476
Exelon Corp.	556,066	25,239,836
FirstEnergy Corp.	517,294	19,967,548

FPL Group Inc.	691,214	35,065,286
Great Plains Energy Inc.	202,244	2,724,227
Hawaiian Electric Industries Inc.	151,256	2,078,257
Integrys Energy Group Inc.	129,128	3,362,493
MDU Resources Group Inc.	311,814	5,032,678
Mirant Corp.(a)	96,380	1,098,732
Northeast Utilities	296,584	6,403,249
NRG Energy Inc.(a)(b)	251,631	4,428,706
NSTAR	181,995	5,802,001
NV Energy Inc.	296,097	2,780,351
OGE Energy Corp.	154,739	3,685,883
Pepco Holdings Inc.	371,390	4,634,947
PG&E Corp.	605,765	23,152,338
Pinnacle West Capital Corp.	169,367	4,498,387
Progress Energy Inc.	471,668	17,102,682
Reliant Energy Inc.(a)	580,690	1,852,401
SCANA Corp.	197,404	6,097,810
Southern Co.	1,299,034	39,776,421
TECO Energy Inc.	354,622	3,954,035
Wisconsin Energy Corp.	199,139	8,198,553
Xcel Energy Inc.	769,482	14,335,450

		393,291,900
ELECTRICAL COMPONENTS & EQUIPMENT – 0.06%
Hubbell Inc. Class B	54,762	1,476,383
Molex Inc.	162,650	2,234,811

		3,711,194
ELECTRONICS – 0.62%
Arrow Electronics Inc.(a)	192,560	3,670,194
Avnet Inc.(a)	141,532	2,478,225
AVX Corp.	74,828	679,438
Jabil Circuit Inc.	181,274	1,007,883
PerkinElmer Inc.	109,363	1,396,565
Thermo Fisher Scientific Inc.(a)	466,589	16,643,230
Thomas & Betts Corp.(a)	90,454	2,263,159
Tyco Electronics Ltd.	808,467	8,925,476
Vishay Intertechnology Inc.(a)	311,633	1,084,483

		38,148,653
ENGINEERING & CONSTRUCTION – 0.10%
AECOM Technology Corp.(a)	21,002	547,732
KBR Inc.	53,845	743,599
URS Corp.(a)	116,714	4,716,413

		6,007,744
ENTERTAINMENT – 0.06%
Ascent Media Corp. Class A(a)	23,534	588,350
International Speedway Corp. Class A	54,280	1,197,417
Regal Entertainment Group Class A	133,391	1,788,773
Warner Music Group Corp.(a)(b)	69,868	164,190

		3,738,730
ENVIRONMENTAL CONTROL – 0.34%
Nalco Holding Co.	17,449	228,058
Republic Services Inc.	310,104	5,318,284
Waste Management Inc.	593,908	15,204,045

		20,750,387
FOOD – 3.02%
Campbell Soup Co.	174,752	4,781,215
ConAgra Foods Inc.	765,930	12,921,239
Corn Products International Inc.	124,641	2,642,389

Dean Foods Co.(a)	50,657	915,879
Del Monte Foods Co.	340,051	2,478,972
General Mills Inc.	519,707	25,922,985
H.J. Heinz Co.	236,617	7,822,558
Hershey Co. (The)	128,311	4,458,807
Hormel Foods Corp.	119,472	3,788,457
J.M. Smucker Co. (The)	161,133	6,005,427
Kellogg Co.	180,951	6,628,235
Kraft Foods Inc. Class A	2,488,121	55,460,217
Kroger Co. (The)	623,096	13,222,097
McCormick & Co. Inc. NVS	120,113	3,551,741
Safeway Inc.	740,425	14,949,181
Sara Lee Corp.	1,194,382	9,650,607
Smithfield Foods Inc.(a)(b)	194,762	1,842,448
SUPERVALU Inc.	360,291	5,144,955
Tyson Foods Inc. Class A	442,001	4,150,389

		186,337,798
FOREST PRODUCTS & PAPER – 0.48%
Domtar Corp.(a)	820,756	779,718
International Paper Co.	723,733	5,095,080
MeadWestvaco Corp.	296,415	3,554,016
Plum Creek Timber Co. Inc.	194,118	5,643,010
Rayonier Inc.	115,477	3,489,715
Temple-Inland Inc.	177,838	954,990
Weyerhaeuser Co.	357,248	9,849,327

		29,365,856
GAS – 0.72%
AGL Resources Inc.	128,525	3,409,768
Atmos Energy Corp.	153,897	3,558,099
Energen Corp.	99,581	2,900,795
NiSource Inc.	461,492	4,522,622
Sempra Energy	424,924	19,648,486
Southern Union Co.	187,532	2,854,237
UGI Corp.	182,759	4,314,940
Vectren Corp.	136,024	2,868,746

		44,077,693
HAND & MACHINE TOOLS – 0.19%
Black & Decker Corp. (The)	102,868	3,246,514
Kennametal Inc.	101,726	1,648,978
Lincoln Electric Holdings Inc.	23,055	730,613
Snap-On Inc.	96,973	2,434,022
Stanley Works (The)	131,666	3,834,114

		11,894,241
HEALTH CARE - PRODUCTS – 3.99%
Beckman Coulter Inc.	20,411	1,041,165
Boston Scientific Corp.(a)	2,374,765	18,879,382
Cooper Companies Inc. (The)	75,327	1,991,646
Covidien Ltd.	846,618	28,141,582
Henry Schein Inc.(a)	11,147	445,991
Hill-Rom Holdings Inc.(b)	90,246	892,533
Hologic Inc.(a)	214,243	2,804,441
Inverness Medical Innovations Inc.(a)	63,970	1,703,521
Johnson & Johnson	3,517,798	185,036,175
Zimmer Holdings Inc.(a)	129,735	4,735,327

		245,671,763
HEALTH CARE - SERVICES – 1.36%
Aetna Inc.	274,201	6,671,310
Brookdale Senior Living Inc.(b)	60,254	304,283

Community Health Systems Inc.(a)	124,571	1,910,919
Coventry Health Care Inc.(a)	205,560	2,659,946
DaVita Inc.(a)	29,605	1,301,140
Health Management Associates Inc. Class A(a)	137,199	353,973
Health Net Inc.(a)	174,175	2,522,054
Humana Inc.(a)	124,205	3,239,266
LifePoint Hospitals Inc.(a)	90,677	1,891,522
Lincare Holdings Inc.(a)	11,167	243,441
Mednax Inc.(a)	11,589	341,528
Quest Diagnostics Inc.	47,594	2,259,763
Tenet Healthcare Corp.(a)	347,791	403,438
UnitedHealth Group Inc.	1,313,947	27,500,911
Universal Health Services Inc. Class B	80,650	3,092,121
WellPoint Inc.(a)	762,662	28,958,276

		83,653,891
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.(a)(b)	299,544	4,460,210

		4,460,210
HOME BUILDERS – 0.37%
Centex Corp.	212,847	1,596,352
D.R. Horton Inc.	538,979	5,228,096
KB Home	130,493	1,719,898
Lennar Corp. Class A	235,112	1,765,691
M.D.C. Holdings Inc.	57,322	1,785,007
NVR Inc.(a)	6,998	2,993,394
Pulte Homes Inc.(b)	272,516	2,978,600
Thor Industries Inc.(b)	41,939	655,087
Toll Brothers Inc.(a)(b)	219,897	3,993,330

		22,715,455
HOME FURNISHINGS – 0.07%
Harman International Industries Inc.	24,599	332,824
Whirlpool Corp.(b)	126,657	3,747,781

		4,080,605
HOUSEHOLD PRODUCTS & WARES – 0.65%
Avery Dennison Corp.	179,984	4,020,843
Clorox Co. (The)	160,693	8,272,476
Fortune Brands Inc.	261,351	6,416,167
Jarden Corp.(a)(b)	113,951	1,443,759
Kimberly-Clark Corp.	418,289	19,287,306
Scotts Miracle-Gro Co. (The) Class A	15,281	530,251

		39,970,802
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	471,470	3,007,979

		3,007,979
INSURANCE – 5.21%
Alleghany Corp.(a)	8,854	2,397,929
Allied World Assurance Holdings Ltd.	83,680	3,182,350
Allstate Corp. (The)	935,286	17,910,727
American Financial Group Inc.	131,785	2,115,149
American International Group Inc.	3,910,167	3,910,167
American National Insurance Co.	26,514	1,389,599
Aon Corp.	471,368	19,241,242
Arch Capital Group Ltd.(a)	78,320	4,218,315
Arthur J. Gallagher & Co.	155,972	2,651,524
Assurant Inc.	198,899	4,332,020
Axis Capital Holdings Ltd.	177,330	3,997,018
Brown & Brown Inc.	147,855	2,795,938

Chubb Corp.	619,581	26,220,668
CIGNA Corp.	411,328	7,235,259
Cincinnati Financial Corp.	245,331	5,610,720
CNA Financial Corp.	45,774	419,290
Conseco Inc.(a)	308,763	284,062
Endurance Specialty Holdings Ltd.	83,687	2,087,154
Erie Indemnity Co. Class A	49,003	1,674,923
Everest Re Group Ltd.	105,556	7,473,365
Fidelity National Financial Inc.	360,810	7,039,403
First American Corp.	157,846	4,184,497
Genworth Financial Inc. Class A	726,102	1,379,594
Hanover Insurance Group Inc. (The)	86,045	2,479,817
Hartford Financial Services Group Inc. (The)	531,222	4,170,093
HCC Insurance Holdings Inc.	197,174	4,966,813
Lincoln National Corp.	443,527	2,967,196
Loews Corp.	530,696	11,728,382
Markel Corp.(a)	16,805	4,770,603
Marsh & McLennan Companies Inc.	868,760	17,592,390
MBIA Inc.(a)	277,490	1,270,904
Mercury General Corp.	44,685	1,327,144
MetLife Inc.	856,848	19,510,429
MGIC Investment Corp.(b)	209,063	296,869
Old Republic International Corp.	387,307	4,190,662
OneBeacon Insurance Group Ltd.	40,177	388,110
PartnerRe Ltd.	92,018	5,711,557
Principal Financial Group Inc.	439,418	3,594,439
Progressive Corp. (The)(a)	1,145,321	15,393,114
Protective Life Corp.	117,040	614,460
Prudential Financial Inc.	607,386	11,552,482
Reinsurance Group of America Inc.	115,465	3,739,911
RenaissanceRe Holdings Ltd.	103,418	5,112,986
StanCorp Financial Group Inc.	81,838	1,864,270
Torchmark Corp.	144,086	3,779,376
Transatlantic Holdings Inc.	34,046	1,214,421
Travelers Companies Inc. (The)	1,023,824	41,608,207
Unitrin Inc.	69,024	964,956
Unum Group	589,181	7,364,762
W.R. Berkley Corp.	232,177	5,235,591
Wesco Financial Corp.	2,416	666,816
White Mountains Insurance Group Ltd.	12,550	2,157,470
XL Capital Ltd. Class A	555,554	3,033,325

		321,018,468
INTERNET – 0.51%
Expedia Inc.(a)	354,862	3,222,147
HLTH Corp.(a)(b)	125,387	1,297,755
IAC/InterActiveCorp.(a)	134,136	2,042,891
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,015,862	2,946,000
McAfee Inc.(a)(b)	25,547	855,824
Symantec Corp.(a)	1,425,469	21,296,507

		31,661,124
INVESTMENT COMPANIES – 0.02%
Allied Capital Corp.(b)	301,711	479,720
American Capital Ltd.(b)	377,163	705,295

		1,185,015
IRON & STEEL – 0.37%
Carpenter Technology Corp.	70,143	990,419
Nucor Corp.	420,690	16,057,737
Reliance Steel & Aluminum Co.	105,437	2,776,156
Schnitzer Steel Industries Inc. Class A	31,163	978,207

Steel Dynamics Inc.	197,685	1,741,605
United States Steel Corp.	10,127	213,983

		22,758,107
LEISURE TIME – 0.25%
Carnival Corp.	586,943	12,677,969
Harley-Davidson Inc.	44,550	596,524
Interval Leisure Group Inc.(a)	53,849	285,400
Royal Caribbean Cruises Ltd.(b)	230,203	1,843,926

		15,403,819
LODGING – 0.04%
Boyd Gaming Corp.(b)	83,792	312,544
Choice Hotels International Inc.(b)	33,336	860,736
MGM MIRAGE(a)(b)	12,207	28,442
Orient-Express Hotels Ltd. Class A	9,651	39,569
Wyndham Worldwide Corp.	295,958	1,243,024

		2,484,315
MACHINERY – 0.12%
AGCO Corp.(a)	42,106	825,278
Flowserve Corp.	53,112	2,980,645
Gardner Denver Inc.(a)	87,775	1,908,228
IDEX Corp.	15,246	333,430
Terex Corp.(a)	160,677	1,486,262
Zebra Technologies Corp. Class A(a)	6,920	131,618

		7,665,461
MANUFACTURING – 4.00%
AptarGroup Inc.	93,187	2,901,843
Carlisle Companies Inc.	90,887	1,784,112
Cooper Industries Ltd. Class A	69,560	1,798,822
Crane Co.	84,774	1,430,985
Danaher Corp.	130,049	7,051,257
Dover Corp.	39,529	1,042,775
Eastman Kodak Co.	453,509	1,723,334
Eaton Corp.	153,546	5,659,706
General Electric Co.	17,821,296	180,173,303
Illinois Tool Works Inc.	754,615	23,279,873
Ingersoll-Rand Co. Ltd. Class A	439,081	6,059,318
ITT Corp.	74,163	2,853,051
Leggett & Platt Inc.	268,874	3,492,673
Pentair Inc.	168,913	3,660,345
Teleflex Inc.	67,923	2,655,110
Trinity Industries Inc.	135,546	1,238,890

		246,805,397
MEDIA – 3.14%
Cablevision Systems Corp.	378,405	4,896,561
CBS Corp. Class B	1,005,534	3,861,251
Comcast Corp. Class A	3,360,451	45,836,552
Discovery Communications Inc. Class C(a)	474,094	6,945,477
E.W. Scripps Co. (The) Class A	48,417	65,363
Gannett Co. Inc.	384,495	845,889
Hearst-Argyle Television Inc.(b)	38,417	159,815
Liberty Global Inc. Series A(a)	244,179	3,555,246
Liberty Media Corp. - Liberty Capital Group Series A(a)	169,121	1,180,465
McGraw-Hill Companies Inc. (The)	274,277	6,272,715
Meredith Corp.(b)	66,067	1,099,355
New York Times Co. (The) Class A(b)	240,123	1,085,356
News Corp. Class A	2,349,171	15,551,512
Scripps Networks Interactive Inc. Class A	148,306	3,338,368

Time Warner Cable Inc.(b)	299,023	7,415,770
Time Warner Inc.	1,805,430	34,844,799
Viacom Inc. Class B(a)	57,158	993,406
Walt Disney Co. (The)	2,850,833	51,771,127
Washington Post Co. (The) Class B	10,525	3,758,477

		193,477,504
METAL FABRICATE & HARDWARE – 0.07%
Commercial Metals Co.	196,746	2,272,416
Timken Co. (The)	130,860	1,826,806

		4,099,222
MINING – 0.62%
Alcoa Inc.	367,940	2,700,680
Century Aluminum Co.(a)	61,970	130,757
Freeport-McMoRan Copper & Gold Inc.	696,820	26,555,810
Titanium Metals Corp.	117,106	640,570
Vulcan Materials Co.(b)	185,132	8,199,496

		38,227,313
OFFICE & BUSINESS EQUIPMENT – 0.12%
Pitney Bowes Inc.	33,315	777,905
Xerox Corp.	1,521,101	6,921,010

		7,698,915
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	103,509	518,580

		518,580
OIL & GAS – 16.97%
Anadarko Petroleum Corp.	792,930	30,837,048
Apache Corp.	564,867	36,202,326
Cabot Oil & Gas Corp.	95,010	2,239,386
Chesapeake Energy Corp.	618,620	10,553,657
Chevron Corp.	3,503,184	235,554,092
Cimarex Energy Co.	139,386	2,561,915
ConocoPhillips	2,612,800	102,317,248
Devon Energy Corp.	755,581	33,766,915
Encore Acquisition Co.(a)	66,644	1,550,806
ENSCO International Inc.	15,937	420,737
EOG Resources Inc.	104,058	5,698,216
Exxon Mobil Corp.	6,868,562	467,749,072
Forest Oil Corp.(a)	162,838	2,141,320
Helmerich & Payne Inc.	177,998	4,053,014
Marathon Oil Corp.	1,199,271	31,528,835
Mariner Energy Inc.(a)	39,571	306,675
Nabors Industries Ltd.(a)	409,999	4,095,890
Newfield Exploration Co.(a)	224,519	5,096,581
Noble Energy Inc.	272,496	14,682,084
Patterson-UTI Energy Inc.	98,925	886,368
Petrohawk Energy Corp.(a)	24,575	472,577
Pioneer Natural Resources Co.	200,661	3,304,887
Plains Exploration & Production Co.(a)	15,664	269,891
Pride International Inc.(a)	82,646	1,485,975
Rowan Companies Inc.	122,096	1,461,489
St. Mary Land & Exploration Co.	60,420	799,357
Sunoco Inc.	79,924	2,116,388
Tesoro Corp.	168,463	2,269,197
Unit Corp.(a)	18,435	385,660
Valero Energy Corp.	893,373	15,991,377
XTO Energy Inc.	835,373	25,579,121

		1,046,378,104

OIL & GAS SERVICES – 0.22%
BJ Services Co.	494,905	4,924,305
Exterran Holdings Inc.(a)	109,595	1,755,712
Global Industries Ltd.(a)(b)	69,746	267,825
Helix Energy Solutions Group Inc.(a)	155,681	800,200
Hercules Offshore Inc.(a)	148,528	234,674
Key Energy Services Inc.(a)	174,760	503,309
Oil States International Inc.(a)	27,764	372,593
SEACOR Holdings Inc.(a)	31,047	1,810,351
Tidewater Inc.	83,217	3,089,847

		13,758,816
PACKAGING & CONTAINERS – 0.40%
Ball Corp.	140,009	6,076,391
Bemis Co. Inc.	168,260	3,528,412
Owens-Illinois Inc.(a)	204,806	2,957,399
Packaging Corp. of America	133,154	1,733,665
Pactiv Corp.(a)	222,441	3,245,414
Sealed Air Corp.	273,098	3,768,752
Sonoco Products Co.	167,762	3,519,647

		24,829,680
PHARMACEUTICALS – 6.93%
AmerisourceBergen Corp.	226,986	7,413,363
Bristol-Myers Squibb Co.	293,051	6,423,678
Cardinal Health Inc.	152,262	4,793,208
Eli Lilly and Co.	1,530,991	51,150,409
Endo Pharmaceuticals Holdings Inc.(a)	18,575	328,406
Forest Laboratories Inc.(a)	470,513	10,332,465
Hospira Inc.(a)	231,517	7,144,615
King Pharmaceuticals Inc.(a)	423,426	2,993,622
Mead Johnson Nutrition Co. Class A(a)	23,821	687,712
Merck & Co. Inc.	2,597,221	69,475,662
Mylan Inc.(a)(b)	423,469	5,678,719
NBTY Inc.(a)	45,234	636,895
Omnicare Inc.	168,069	4,116,010
Pfizer Inc.	11,458,155	156,060,071
Watson Pharmaceuticals Inc.(a)	90,833	2,825,815
Wyeth	2,258,683	97,213,716

		427,274,366
PIPELINES – 0.56%
El Paso Corp.	933,976	5,837,350
National Fuel Gas Co.	138,689	4,253,592
ONEOK Inc.	178,388	4,036,920
Questar Corp.	183,154	5,390,222
Spectra Energy Corp.	1,069,973	15,129,418

		34,647,502
REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	237,138	955,666
Jones Lang LaSalle Inc.	57,935	1,347,568
St. Joe Co. (The)(a)	24,619	412,122

		2,715,356
REAL ESTATE INVESTMENT TRUSTS – 1.92%
Alexandria Real Estate Equities Inc.(b)	53,832	1,959,485
AMB Property Corp.	164,235	2,364,984
Annaly Capital Management Inc.	909,100	12,609,217
Apartment Investment and Management Co. Class A	137,078	751,187
AvalonBay Communities Inc.	130,252	6,129,659
Boston Properties Inc.	203,355	7,123,526

Brandywine Realty Trust	146,216	416,716
BRE Properties Inc. Class A(b)	80,789	1,585,888
Camden Property Trust	32,770	707,177
CapitalSource Inc.(b)	395,159	482,094
CBL & Associates Properties Inc.(b)	111,145	262,302
Developers Diversified Realty Corp.	227,748	485,103
Digital Realty Trust Inc.(b)	41,738	1,384,867
Douglas Emmett Inc.	208,954	1,544,170
Duke Realty Corp.	245,392	1,349,656
Equity Residential	457,533	8,395,731
Essex Property Trust Inc.	35,567	2,039,412
Federal Realty Investment Trust	69,763	3,209,098
General Growth Properties Inc.(b)	179,221	127,247
HCP Inc.	376,927	6,728,147
Health Care REIT Inc.(b)	163,982	5,016,209
Hospitality Properties Trust	157,160	1,885,920
Host Hotels & Resorts Inc.	877,459	3,439,639
HRPT Properties Trust	377,286	1,203,542
iStar Financial Inc.(b)	224,575	631,056
Kilroy Realty Corp.	49,534	851,489
Kimco Realty Corp.	391,839	2,985,813
Liberty Property Trust	164,941	3,123,983
Mack-Cali Realty Corp.	109,829	2,175,712
Nationwide Health Properties Inc.	156,922	3,482,099
ProLogis(b)	438,700	2,851,550
Public Storage	213,922	11,819,190
Regency Centers Corp.	119,889	3,185,451
SL Green Realty Corp.(b)	97,695	1,055,106
UDR Inc.	246,593	2,123,166
Ventas Inc.	182,431	4,124,765
Vornado Realty Trust(b)	230,195	7,651,682
Weingarten Realty Investors(b)	124,311	1,183,441

		118,445,479
RETAIL – 4.25%
American Eagle Outfitters Inc.	87,261	1,068,075
AnnTaylor Stores Corp.(a)	62,578	325,406
AutoNation Inc.(a)(b)	193,198	2,681,588
Barnes & Noble Inc.(b)	60,498	1,293,447
Bed Bath & Beyond Inc.(a)	76,484	1,892,979
BJ’s Wholesale Club Inc.(a)(b)	100,220	3,206,038
CVS Caremark Corp.	1,113,936	30,622,101
Family Dollar Stores Inc.	217,894	7,271,123
Foot Locker Inc.	259,389	2,718,397
Gap Inc. (The)	416,900	5,415,531
Home Depot Inc.	2,864,088	67,477,913
HSN Inc.(a)	53,849	276,784
J.C. Penney Co. Inc.	377,416	7,574,739
Kohl’s Corp.(a)	125,390	5,306,505
Limited Brands Inc.	157,276	1,368,301
Lowe’s Companies Inc.	2,351,123	42,907,995
Macy’s Inc.	710,835	6,326,432
McDonald’s Corp.	178,265	9,727,921
Office Depot Inc.(a)	456,755	598,349
OfficeMax Inc.	126,984	396,190
O’Reilly Automotive Inc.(a)(b)	143,867	5,036,784
Penske Automotive Group Inc.	68,439	638,536
RadioShack Corp.	219,029	1,877,079
Rite Aid Corp.(a)	850,045	306,016
Saks Inc.(a)(b)	241,574	451,743
Sears Holdings Corp.(a)(b)	93,298	4,264,652
Signet Jewelers Ltd.(b)	141,948	1,625,305
Staples Inc.	176,824	3,202,283

Target Corp.	98,237	3,378,370
Walgreen Co.	126,281	3,278,255
Wal-Mart Stores Inc.	733,256	38,202,638
Williams-Sonoma Inc.	134,127	1,352,000

		262,069,475
SAVINGS & LOANS – 0.48%
Astoria Financial Corp.	141,075	1,296,479
Capitol Federal Financial	23,751	898,025
Hudson City Bancorp Inc.	573,515	6,704,390
New York Community Bancorp Inc.	583,813	6,521,191
People’s United Financial Inc.	585,057	10,513,474
TFS Financial Corp.	144,376	1,751,281
Washington Federal Inc.	147,139	1,955,477

		29,640,317
SEMICONDUCTORS – 0.67%
Advanced Micro Devices Inc.(a)(b)	989,565	3,018,173
Atmel Corp.(a)	269,624	978,735
Cree Inc.(a)(b)	88,229	2,076,028
Fairchild Semiconductor International Inc. Class A(a)	208,431	777,448
Integrated Device Technology Inc.(a)	157,500	716,625
Intel Corp.	1,322,133	19,898,102
International Rectifier Corp.(a)	94,411	1,275,493
Intersil Corp. Class A	136,351	1,568,036
KLA-Tencor Corp.	18,190	363,800
Lam Research Corp.(a)	17,853	406,513
LSI Corp.(a)	257,797	783,703
Micron Technology Inc.(a)(b)	1,134,593	4,606,448
Novellus Systems Inc.(a)	117,021	1,946,059
QLogic Corp.(a)(b)	205,650	2,286,828
Teradyne Inc.(a)	106,771	467,657

		41,169,648
SOFTWARE – 0.30%
CA Inc.	351,658	6,192,697
Compuware Corp.(a)	170,945	1,126,528
Dun & Bradstreet Corp. (The)	27,288	2,101,176
Fidelity National Information Services Inc.	255,859	4,656,634
IMS Health Inc.	243,047	3,030,796
Novell Inc.(a)	323,841	1,379,563

		18,487,394
TELECOMMUNICATIONS – 7.75%
ADC Telecommunications Inc.(a)(b)	165,653	727,215
Amdocs Ltd.(a)	194,080	3,594,362
AT&T Inc.	10,062,135	253,565,802
CenturyTel Inc.	169,032	4,753,180
Clearwire Corp. Class A(a)(b)	12,037	61,991
Crown Castle International Corp.(a)	380,820	7,772,536
EchoStar Corp.(a)	65,413	970,075
Embarq Corp.	125,208	4,739,123
Frontier Communications Corp.	433,378	3,111,654
JDS Uniphase Corp.(a)	159,839	519,477
Leap Wireless International Inc.(a)(b)	80,742	2,815,474
Motorola Inc.	3,812,322	16,126,122
Qwest Communications International Inc.	1,290,206	4,412,504
Sprint Nextel Corp.(a)	4,693,956	16,757,423
Telephone and Data Systems Inc.	102,217	2,709,773
Tellabs Inc.(a)	682,988	3,128,085
United States Cellular Corp.(a)	16,086	536,307
Verizon Communications Inc.	4,828,092	145,808,378

Virgin Media Inc.	492,856	2,365,709
Windstream Corp.	379,283	3,057,021

		477,532,211
TEXTILES – 0.14%
Cintas Corp.	222,586	5,502,326
Mohawk Industries Inc.(a)(b)	95,828	2,862,382

		8,364,708
TOYS, GAMES & HOBBIES – 0.16%
Hasbro Inc.	122,475	3,070,448
Mattel Inc.	615,620	7,098,099

		10,168,547
TRANSPORTATION – 0.74%
Alexander & Baldwin Inc.	69,189	1,316,667
Con-way Inc.	63,700	1,142,141
FedEx Corp.	525,730	23,389,728
Kansas City Southern Industries Inc.(a)	27,874	354,279
Norfolk Southern Corp.	451,650	15,243,187
Overseas Shipholding Group Inc.	37,518	850,533
Ryder System Inc.	64,676	1,830,978
Teekay Corp.	70,381	1,001,522
UTi Worldwide Inc.	15,784	188,619

		45,317,654
TRUCKING & LEASING – 0.02%
GATX Corp.	72,944	1,475,657

		1,475,657
WATER – 0.11%
American Water Works Co. Inc.(b)	105,738	2,034,399
Aqua America Inc.	228,337	4,566,740

		6,601,139

TOTAL COMMON STOCKS
(Cost: $10,894,272,056)		6,147,469,203

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.50%

MONEY MARKET FUNDS – 2.50%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	123,652,848	123,652,848
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	19,741,314	19,741,314
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	10,392,883	10,392,883

		153,787,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,787,045)		153,787,045

TOTAL INVESTMENTS IN SECURITIES – 102.22%
(Cost: $11,048,059,101)		6,301,256,248

Other Assets, Less Liabilities – (2.22)%	(136,566,586)

NET ASSETS – 100.00%	$6,164,689,662

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.10%
Gaiam Inc. Class A(a)	220,441	$723,046
Harte-Hanks Inc.	454,616	2,432,196
inVentiv Health Inc.(a)	410,151	3,346,832
Marchex Inc. Class B	288,154	991,250

		7,493,324
AEROSPACE & DEFENSE – 1.34%
AAR Corp.(a)(b)	480,442	6,024,743
AeroVironment Inc.(a)(b)	127,245	2,659,420
Argon ST Inc.(a)	161,823	3,069,782
Curtiss-Wright Corp.	553,944	15,538,129
Ducommun Inc.	131,195	1,907,575
Esterline Technologies Corp.(a)	363,932	7,347,787
GenCorp Inc.(a)	704,669	1,493,898
HEICO Corp.(b)	274,089	6,660,363
Herley Industries Inc.(a)	168,355	2,013,526
Kaman Corp.	314,150	3,939,441
LMI Aerospace Inc.(a)	107,698	779,734
Moog Inc. Class A(a)	527,721	12,068,979
Orbital Sciences Corp.(a)	724,044	8,608,883
Teledyne Technologies Inc.(a)	438,639	11,702,889
TransDigm Group Inc.(a)(b)	411,406	13,510,573
Triumph Group Inc.	204,525	7,812,855

		105,138,577
AGRICULTURE – 0.38%
AgFeed Industries Inc.(a)(b)	254,233	574,567
Alico Inc.	44,738	1,073,712
Alliance One International Inc.(a)	1,103,524	4,237,532
Andersons Inc. (The)	224,871	3,179,676
Cadiz Inc.(a)(b)	146,199	1,166,668
Griffin Land & Nurseries Inc.	40,476	1,416,660
Maui Land & Pineapple Co. Inc.(a)(b)	57,171	485,382
Tejon Ranch Co.(a)	137,607	2,844,337
Universal Corp.	314,440	9,408,045
Vector Group Ltd.(b)	408,216	5,302,726

		29,689,305
AIRLINES – 0.71%
AirTran Holdings Inc.(a)(b)	1,447,345	6,585,420
Alaska Air Group Inc.(a)	445,170	7,821,637
Allegiant Travel Co.(a)(b)	169,301	7,696,423
Hawaiian Holdings Inc.(a)	537,605	2,005,267
JetBlue Airways Corp.(a)(b)	2,142,045	7,818,464
Republic Airways Holdings Inc.(a)	433,030	2,806,034
SkyWest Inc.	722,266	8,984,989
UAL Corp.(a)(b)	1,777,624	7,963,756
US Airways Group Inc.(a)	1,412,635	3,573,967

		55,255,957

APPAREL – 1.25%
American Apparel Inc.(a)(b)	421,039	1,229,434
Carter’s Inc.(a)	700,682	13,179,828
Cherokee Inc.	93,066	1,451,830
Columbia Sportswear Co.(b)	153,580	4,595,114
Crocs Inc.(a)(b)	1,043,954	1,242,305
Deckers Outdoor Corp.(a)	161,581	8,570,256
G-III Apparel Group Ltd.(a)(b)	163,067	900,130
Gymboree Corp.(a)	352,536	7,526,644
Iconix Brand Group Inc.(a)	713,977	6,318,696
K-Swiss Inc. Class A	321,936	2,749,333
Maidenform Brands Inc.(a)	278,190	2,548,220
Oxford Industries Inc.	176,673	1,090,072
Perry Ellis International Inc.(a)	152,082	526,204
Quiksilver Inc.(a)	1,563,936	2,001,838
SKECHERS U.S.A. Inc. Class A(a)	407,509	2,718,085
Steven Madden Ltd.(a)	218,911	4,111,149
Timberland Co. Class A(a)	591,338	7,060,576
True Religion Apparel Inc.(a)(b)	211,629	2,499,338
Unifi Inc.(a)	558,559	357,478
Volcom Inc.(a)(b)	225,150	2,183,955
Warnaco Group Inc. (The)(a)	563,412	13,521,888
Weyco Group Inc.	89,871	2,329,456
Wolverine World Wide Inc.	615,969	9,596,797

		98,308,626
AUTO MANUFACTURERS – 0.06%
Force Protection Inc.(a)	847,021	4,065,701
Wabash National Corp.	381,690	469,479

		4,535,180
AUTO PARTS & EQUIPMENT – 0.33%
American Axle & Manufacturing Holdings Inc.	571,182	753,960
Amerigon Inc. Class A(a)	276,090	1,021,533
ArvinMeritor Inc.	910,012	718,909
ATC Technology Corp.(a)	244,951	2,743,451
Commercial Vehicle Group Inc.(a)	267,782	147,280
Cooper Tire & Rubber Co.	731,252	2,954,258
Dana Holding Corp.(a)	1,219,411	560,929
Dorman Products Inc.(a)	132,777	1,238,809
Exide Technologies Inc.(a)	933,956	2,801,868
Fuel Systems Solutions Inc.(a)(b)	150,053	2,022,714
Hayes Lemmerz International Inc.(a)	1,242,190	229,805
Lear Corp.(a)	798,699	599,024
Modine Manufacturing Co.	398,588	996,470
Spartan Motors Inc.	402,626	1,618,557
Superior Industries International Inc.(b)	286,244	3,391,991
Tenneco Inc.(a)	578,452	942,877
Titan International Inc.	426,632	2,145,959
Wonder Auto Technology Inc.(a)(b)	182,952	654,968

		25,543,362
BANKS – 6.55%
AMCORE Financial Inc.	250,725	401,160
Ameris Bancorp	166,327	783,400
Ames National Corp.	78,716	1,345,256
Arrow Financial Corp.	113,321	2,684,574
BancFirst Corp.	91,482	3,329,945
Banco Latinoamericano de Exportaciones SA Class E	338,920	3,175,680
BancTrust Financial Group Inc.(b)	213,612	1,352,164

Bank Mutual Corp.	596,644	5,405,595
Bank of the Ozarks Inc.	153,582	3,544,673
Banner Corp.(b)	185,079	538,580
Boston Private Financial Holdings Inc.	678,332	2,380,945
Bryn Mawr Bank Corp.	82,436	1,389,047
Camden National Corp.	94,267	2,154,001
Capital City Bank Group Inc.(b)	146,764	1,681,915
Capitol Bancorp Ltd.(b)	178,662	741,447
Cardinal Financial Corp.	300,898	1,727,155
Cascade Bancorp(b)	275,352	448,824
Cass Information Systems Inc.	83,653	2,712,867
Cathay General Bancorp(b)	611,416	6,377,069
Centerstate Banks of Florida Inc.	111,338	1,225,831
Central Pacific Financial Corp.	357,676	2,002,986
Chemical Financial Corp.	295,485	6,149,043
Citizens & Northern Corp.(b)	107,947	1,995,940
Citizens Republic Bancorp Inc.(a)	1,559,319	2,416,944
City Bank(b)	169,001	557,703
City Holding Co.	199,758	5,451,396
CoBiz Financial Inc.	235,883	1,238,386
Colonial BancGroup Inc. (The)(b)	2,503,722	2,253,350
Columbia Banking System Inc.	224,049	1,433,914
Community Bank System Inc.	404,161	6,769,697
Community Trust Bancorp Inc.	185,734	4,968,384
Corus Bankshares Inc.(a)(b)	468,793	126,574
CVB Financial Corp.	820,880	5,442,434
East West Bancorp Inc.	785,409	3,589,319
Encore Bancshares Inc.(a)	77,733	689,492
Enterprise Financial Services Corp.(b)	135,068	1,318,264
F.N.B. Corp. (Pennsylvania)	1,063,900	8,160,113
Farmers Capital Bank Corp.	76,341	1,196,263
Financial Institutions Inc.	133,906	1,020,364
First Bancorp (North Carolina)	178,659	2,138,548
First BanCorp (Puerto Rico)	882,599	3,759,872
First Bancorp Inc. (The) (Maine)	104,249	1,653,389
First Busey Corp.(b)	315,183	2,445,820
First Commonwealth Financial Corp.	1,052,261	9,333,555
First Community Bancshares Inc.	118,794	1,386,326
First Financial Bancorp	465,382	4,435,090
First Financial Bankshares Inc.	257,349	12,396,501
First Financial Corp.	140,104	5,169,838
First Merchants Corp.	272,254	2,937,621
First Midwest Bancorp Inc.	601,745	5,168,990
1st Source Corp.	185,321	3,345,044
First South Bancorp Inc.(b)	96,748	1,027,464
FirstMerit Corp.	1,000,906	18,216,489
Frontier Financial Corp.(b)	586,889	645,578
Glacier Bancorp Inc.	751,409	11,804,635
Green Bancshares Inc.(b)	164,701	1,449,369
Guaranty Bancorp(a)	648,801	1,135,402
Hancock Holding Co.	318,409	9,959,834
Hanmi Financial Corp.(b)	462,097	600,726
Harleysville National Corp.	531,023	3,217,999
Heartland Financial USA Inc.	161,538	2,187,225
Heritage Commerce Corp.	126,841	665,915
Home Bancshares Inc.	164,694	3,288,939
IBERIABANK Corp.	196,901	9,045,632
Independent Bank Corp. (Massachusetts)	201,937	2,978,571
Integra Bank Corp.	252,304	476,855
International Bancshares Corp.	632,565	4,934,007
Lakeland Bancorp Inc.	248,336	1,994,138
Lakeland Financial Corp.	152,038	2,917,609
MainSource Financial Group Inc.	250,592	2,014,760

MB Financial Inc.	429,675	5,843,580
Midwest Banc Holdings Inc.(b)	271,720	274,437
Nara Bancorp Inc.	288,350	847,749
National Penn Bancshares Inc.	983,518	8,163,199
NBT Bancorp Inc.	397,170	8,594,759
Northfield Bancorp Inc.	241,157	2,635,846
Old National Bancorp	819,295	9,151,525
Old Second Bancorp Inc.(b)	168,015	1,066,895
Oriental Financial Group Inc.	301,907	1,473,306
Pacific Capital Bancorp(b)	570,493	3,862,238
Pacific Continental Corp.	129,079	1,502,480
PacWest Bancorp	344,974	4,943,477
Park National Corp.(b)	136,633	7,617,290
Peapack-Gladstone Financial Corp.	100,910	1,819,407
Pennsylvania Commerce Bancorp Inc.(a)	62,702	1,153,717
Peoples Bancorp Inc.	125,949	1,634,818
Pinnacle Financial Partners Inc.(a)	293,875	6,967,776
PremierWest Bancorp(b)	245,324	986,202
PrivateBancorp Inc.(b)	267,420	3,866,893
Prosperity Bancshares Inc.	485,244	13,271,423
Provident Bankshares Corp.	409,807	2,889,139
Renasant Corp.	260,143	3,267,396
Republic Bancorp Inc. Class A(b)	114,536	2,138,387
S&T Bancorp Inc.	295,239	6,262,019
S.Y. Bancorp Inc.(b)	166,363	4,042,621
Sandy Spring Bancorp Inc.	203,863	2,275,111
Santander BanCorp	54,710	431,115
SCBT Financial Corp.	139,519	2,915,947
Seacoast Banking Corp. of Florida(b)	182,612	553,314
Shore Bancshares Inc.	100,843	1,689,120
Sierra Bancorp(b)	91,188	887,259
Signature Bank(a)	435,341	12,289,676
Simmons First National Corp. Class A	172,946	4,356,510
Smithtown Bancorp Inc.	120,237	1,356,273
South Financial Group Inc. (The)(b)	1,050,151	1,155,166
Southside Bancshares Inc.	150,511	2,844,658
Southwest Bancorp Inc.	178,887	1,677,960
State Bancorp Inc.	173,290	1,334,333
Stellar One Corp.	280,328	3,338,706
Sterling Bancorp	224,170	2,219,283
Sterling Bancshares Inc.	907,240	5,933,350
Sterling Financial Corp. (Washington)(b)	649,953	1,345,403
Suffolk Bancorp	118,821	3,088,158
Sun Bancorp Inc. (New Jersey)(a)	178,116	924,422
Susquehanna Bancshares Inc.	1,064,374	9,930,609
SVB Financial Group(a)(b)	370,385	7,411,404
Texas Capital Bancshares Inc.(a)	341,553	3,845,887
Tompkins Financial Corp.	71,636	3,080,348
TowneBank(b)	256,700	4,191,911
TriCo Bancshares	172,270	2,883,800
TrustCo Bank Corp. NY	938,711	5,651,040
Trustmark Corp.	612,659	11,260,672
UCBH Holdings Inc.(b)	1,457,893	2,201,418
UMB Financial Corp.	384,573	16,340,507
Umpqua Holdings Corp.(b)	743,076	6,732,269
Union Bankshares Corp.	166,381	2,304,377
United Bancshares Inc.(b)	468,322	8,073,871
United Community Banks Inc.(b)	510,392	2,123,231
United Security Bancshares(b)	101,769	749,020
Univest Corp. of Pennsylvania	159,245	2,786,787
W Holding Co. Inc.(b)	28,216	256,483
Washington Trust Bancorp Inc.	168,531	2,738,629
WesBanco Inc.	329,272	7,517,280

West Bancorporation	212,115	1,580,257
West Coast Bancorp	193,105	428,693
Westamerica Bancorporation(b)	359,222	16,366,154
Western Alliance Bancorporation(a)(b)	268,097	1,222,522
Wilshire Bancorp Inc.	239,426	1,235,438
Wintrust Financial Corp.	292,624	3,599,275
Yadkin Valley Financial Corp.(b)	139,746	1,041,108

		513,357,768
BEVERAGES – 0.27%
Boston Beer Co. Inc. Class A(a)	104,640	2,182,790
Coca-Cola Bottling Co. Consolidated	50,420	2,624,361
Farmer Brothers Co.	81,499	1,450,682
Green Mountain Coffee Roasters Inc.(a) (b)	213,144	10,230,912
National Beverage Corp.(a)	129,746	1,189,771
Peet’s Coffee & Tea Inc.(a)	163,335	3,531,303

		21,209,819
BIOTECHNOLOGY – 3.65%
Acorda Therapeutics Inc.(a)	458,603	9,084,925
Affymax Inc.(a)	160,217	2,581,096
Affymetrix Inc.(a)	859,041	2,809,064
Alexion Pharmaceuticals Inc.(a)(b)	1,011,099	38,077,988
AMAG Pharmaceuticals Inc.(a)(b)	210,214	7,729,569
American Oriental Bioengineering Inc.(a) (b)	765,976	2,956,667
Arena Pharmaceuticals Inc.(a)(b)	917,079	2,760,408
ARIAD Pharmaceuticals Inc.(a)	1,066,052	1,268,602
ArQule Inc.(a)	502,385	2,079,874
BioMimetic Therapeutics Inc.(a)	164,563	1,168,397
Bio-Rad Laboratories Inc. Class A(a)	234,373	15,445,181
Cambrex Corp.(a)	361,865	825,052
Celera Corp.(a)	989,335	7,548,626
Cell Genesys Inc.(a)(b)	1,073,417	311,184
Celldex Therapeutics Inc.(a)(b)	182,448	1,187,736
Cougar Biotechnology Inc.(a)	184,691	5,947,050
CryoLife Inc.(a)	346,589	1,795,331
Cytokinetics Inc.(a)	431,742	733,961
Cytori Therapeutics Inc.(a)(b)	269,831	464,109
Enzo Biochem Inc.(a)	398,960	1,603,819
Enzon Pharmaceuticals Inc.(a)(b)	556,117	3,375,630
Exelixis Inc.(a)(b)	1,304,142	5,999,053
Facet Biotech Corp.(a)	296,245	2,814,327
Genomic Health Inc.(a)(b)	172,247	4,199,382
Geron Corp.(a)(b)	1,068,014	4,774,023
GTx Inc.(a)(b)	232,055	2,455,142
Halozyme Therapeutics Inc.(a)(b)	754,434	4,119,210
Human Genome Sciences Inc.(a)	1,685,530	1,398,990
Idera Pharmaceuticals Inc.(a)(b)	252,997	1,636,891
ImmunoGen Inc.(a)	628,784	4,464,366
Immunomedics Inc.(a)	799,962	767,964
Incyte Corp.(a)(b)	948,974	2,220,599
Integra LifeSciences Holdings Corp.(a)	220,851	5,461,645
InterMune Inc.(a)(b)	433,608	7,128,516
Lexicon Pharmaceuticals Inc.(a)	990,000	1,079,100
Marshall Edwards Inc.(a)(b)	233,500	93,400
Martek Biosciences Corp.	406,662	7,421,581
Maxygen Inc.(a)	311,775	2,120,070
Molecular Insight Pharmaceuticals Inc.(a) (b)	210,556	749,579
Momenta Pharmaceuticals Inc.(a)	328,416	3,615,860
Myriad Genetics Inc.(a)	1,104,889	50,239,303
Nanosphere Inc.(a)	158,005	785,285
Nektar Therapeutics(a)	1,144,600	6,169,394
Novavax Inc.(a)	715,074	729,375

Optimer Pharmaceuticals Inc.(a)	353,569	4,663,575
Orexigen Therapeutics Inc.(a)(b)	249,009	649,913
PDL BioPharma Inc.	1,477,089	10,457,790
Protalix BioTherapeutics Inc.(a)	129,918	259,836
Regeneron Pharmaceuticals Inc.(a)	767,783	10,641,472
Repligen Corp.(a)	379,488	1,817,748
Rexahn Pharmaceuticals Inc.(a)(b)	346,539	242,577
RTI Biologics Inc.(a)	672,753	1,917,346
Sangamo BioSciences Inc.(a)(b)	455,131	1,925,204
Savient Pharmaceuticals Inc.(a)(b)	673,831	3,335,463
Seattle Genetics Inc.(a)	808,522	7,972,027
Sequenom Inc.(a)(b)	751,304	10,683,543
XOMA Ltd.(a)	1,625,261	861,388

		285,625,206
BUILDING MATERIALS – 0.60%
AAON Inc.	166,729	3,021,129
Apogee Enterprises Inc.	359,256	3,944,631
Builders FirstSource Inc.(a)(b)	192,769	389,393
China Architectural Engineering Inc.(a) (b)	230,474	225,865
Comfort Systems USA Inc.	497,656	5,160,693
Drew Industries Inc.(a)	243,723	2,115,516
Interline Brands Inc.(a)	402,656	3,394,390
LSI Industries Inc.	232,425	1,201,637
NCI Building Systems Inc.(a)(b)	245,316	544,602
Quanex Building Products Corp.	460,569	3,500,324
Simpson Manufacturing Co. Inc.(b)	460,710	8,301,994
Texas Industries Inc.(b)	289,357	7,233,925
Trex Co. Inc.(a)(b)	188,988	1,441,978
U.S. Concrete Inc.(a)(b)	454,022	908,044
Universal Forest Products Inc.	206,027	5,482,378

		46,866,499
CHEMICALS – 1.47%
A. Schulman Inc.	335,984	4,552,583
Aceto Corp.	304,469	1,814,635
American Vanguard Corp.	233,925	3,017,632
Arch Chemicals Inc.	308,376	5,846,809
Balchem Corp.	224,698	5,646,661
Ferro Corp.	544,151	778,136
H.B. Fuller Co.	599,219	7,789,847
ICO Inc.(a)	343,388	707,379
Innophos Holdings Inc.	130,362	1,470,483
Innospec Inc.	287,815	1,085,063
Landec Corp.(a)	287,674	1,602,344
Minerals Technologies Inc.	233,716	7,490,598
NewMarket Corp.	167,051	7,400,359
NL Industries Inc.	83,769	837,690
Olin Corp.	925,434	13,205,943
OM Group Inc.(a)	377,816	7,299,405
Penford Corp.	138,860	504,062
PolyOne Corp.(a)	1,153,834	2,665,357
Quaker Chemical Corp.	135,189	1,073,401
Rockwood Holdings Inc.(a)	516,211	4,098,715
Sensient Technologies Corp.	594,980	13,982,030
ShengdaTech Inc.(a)(b)	374,497	1,160,941
Solutia Inc.(a)	1,168,842	2,185,735
Spartech Corp.	385,391	948,062
Stepan Co.	79,021	2,157,273
Symyx Technologies Inc.(a)	417,495	1,857,853
W.R. Grace & Co.(a)	892,950	5,643,444
Westlake Chemical Corp.(b)	238,219	3,485,144
Zep Inc.	259,721	2,656,946

Zoltek Companies Inc.(a)(b)	340,414	2,318,219

		115,282,749
COAL – 0.10%
International Coal Group Inc.(a)(b)	1,578,770	2,541,820
James River Coal Co.(a)(b)	339,783	4,192,922
National Coal Corp.(a)	341,671	464,673
Westmoreland Coal Co.(a)	117,511	842,554

		8,041,969
COMMERCIAL SERVICES – 6.27%
Aaron Rents Inc.	561,744	14,976,095
ABM Industries Inc.	541,088	8,873,843
Administaff Inc.	266,570	5,632,624
Advance America Cash Advance Centers Inc.	517,106	873,909
Advisory Board Co. (The)(a)	198,673	3,293,998
Albany Molecular Research Inc.(a)	289,811	2,732,918
American Public Education Inc.(a)	136,401	5,737,026
AMN Healthcare Services Inc.(a)	420,739	2,145,769
Arbitron Inc.	338,323	5,078,228
Bankrate Inc.(a)(b)	157,812	3,937,409
Bowne & Co. Inc.	335,916	1,078,290
Capella Education Co.(a)(b)	176,405	9,349,465
Cardtronics Inc.(a)(b)	148,019	261,994
CBIZ Inc.(a)	554,833	3,867,186
CDI Corp.	154,162	1,498,455
Cenveo Inc.(a)(b)	599,188	1,947,361
Chemed Corp.	276,795	10,767,325
China Direct Inc.(a)(b)	84,901	106,975
Coinstar Inc.(a)	345,775	11,327,589
Compass Diversified Holdings	296,291	2,642,916
Consolidated Graphics Inc.(a)	124,684	1,585,980
Corinthian Colleges Inc.(a)(b)	1,054,007	20,500,436
Cornell Companies Inc.(a)	137,874	2,256,997
CorVel Corp.(a)	93,687	1,894,351
CoStar Group Inc.(a)(b)	241,688	7,311,062
CRA International Inc.(a)	136,792	2,582,633
Cross Country Healthcare Inc.(a)	381,550	2,499,152
Deluxe Corp.	639,024	6,153,801
Dollar Financial Corp.(a)(b)	300,505	2,860,808
Dollar Thrifty Automotive Group Inc.(a) (b)	276,546	320,793
DynCorp International Inc.(a)	306,786	4,089,457
Electro Rent Corp.	261,196	2,517,929
Emergency Medical Services Corp. Class A(a)(b)	115,689	3,631,478
Euronet Worldwide Inc.(a)(b)	582,917	7,612,896
ExlService Holdings Inc.(a)	177,080	1,526,430
Exponent Inc.(a)	169,616	4,296,373
First Advantage Corp. Class A(a)	128,184	1,766,376
Forrester Research Inc.(a)(b)	192,556	3,958,951
Gartner Inc.(a)(b)	732,526	8,065,111
GEO Group Inc. (The)(a)	631,007	8,360,843
Gevity HR Inc.	308,113	1,217,046
Global Cash Access Inc.(a)	497,032	1,898,662
Grand Canyon Education Inc.(a)(b)	130,303	2,249,030
Great Lakes Dredge & Dock Corp.	490,088	1,475,165
H&E Equipment Services Inc.(a)	202,464	1,326,139
Hackett Group Inc. (The)(a)	506,090	1,022,302
Healthcare Services Group Inc.	490,584	7,344,042
HealthSpring Inc.(a)	611,023	5,114,263
Heartland Payment Systems Inc.	303,508	2,006,188
Heidrick & Struggles International Inc.	213,125	3,780,837
Hill International Inc.(a)	290,519	883,178
HMS Holdings Corp.(a)	309,745	10,190,610

Hudson Highland Group Inc.(a)	308,128	342,022
Huron Consulting Group Inc.(a)(b)	256,914	10,900,861
ICF International Inc.(a)	82,713	1,899,918
ICT Group Inc.(a)	107,869	600,830
Integrated Electrical Services Inc.(a)	95,328	869,391
Interactive Data Corp.	452,968	11,260,784
Jackson Hewitt Tax Service Inc.	353,547	1,845,515
K12 Inc.(a)(b)	77,855	1,082,185
Kelly Services Inc. Class A	325,741	2,622,215
Kendle International Inc.(a)(b)	160,549	3,365,107
Kenexa Corp.(a)	279,759	1,507,901
Kforce Inc.(a)	379,818	2,670,121
Korn/Ferry International(a)	574,258	5,202,777
Landauer Inc.	115,117	5,834,130
Learning Tree International Inc.(a)	109,912	930,955
LECG Corp.(a)	317,354	806,079
Lincoln Educational Services Corp.(a)	53,183	974,313
Live Nation Inc.(a)(b)	939,016	2,507,173
MAXIMUS Inc.	218,419	8,706,181
McGrath RentCorp	293,395	4,623,905
Michael Baker Corp.(a)	91,064	2,367,664
Midas Inc.(a)	171,904	1,361,480
Monro Muffler Brake Inc.	201,331	5,502,376
MPS Group Inc.(a)	1,166,889	6,942,990
Multi-Color Corp.	131,482	1,608,025
National Research Corp.	21,244	527,701
Navigant Consulting Inc.(a)	598,867	7,827,192
Net 1 UEPS Technologies Inc.(a)	617,066	9,385,574
Odyssey Marine Exploration Inc.(a)(b)	647,964	2,196,598
On Assignment Inc.(a)	438,499	1,188,332
PAREXEL International Corp.(a)	700,511	6,815,972
PHH Corp.(a)(b)	669,962	9,412,966
Pre-Paid Legal Services Inc.(a)(b)	91,117	2,645,127
PRG-Schultz International Inc.(a)	185,896	527,945
Princeton Review Inc. (The)(a)(b)	163,503	711,238
Protection One Inc.(a)(b)	74,560	237,846
Providence Service Corp. (The)(a)	151,525	1,042,492
Rent-A-Center Inc.(a)	825,956	15,998,768
Resources Connection Inc.(a)	563,063	8,490,990
RiskMetrics Group Inc.(a)(b)	266,469	3,807,842
Rollins Inc.	514,407	8,822,080
RSC Holdings Inc.(a)(b)	589,524	3,100,896
Sotheby’s Holdings Inc. Class A	833,214	7,498,926
Spherion Corp.(a)	643,357	1,338,183
Standard Parking Corp.(a)	91,081	1,493,728
Steiner Leisure Ltd.(a)	179,913	4,391,676
Stewart Enterprises Inc. Class A	1,033,997	3,350,150
SuccessFactors Inc.(a)	301,821	2,302,894
Team Inc.(a)	228,630	2,679,544
TeleTech Holdings Inc.(a)	450,793	4,909,136
TNS Inc.(a)	303,365	2,481,526
TrueBlue Inc.(a)	549,784	4,535,718
Universal Technical Institute Inc.(a)	266,928	3,203,136
Valassis Communications Inc.(a)	593,449	931,715
Viad Corp.	256,015	3,614,932
VistaPrint Ltd.(a)(b)	546,541	15,024,412
Volt Information Sciences Inc.(a)	149,916	996,941
Watson Wyatt Worldwide Inc.	528,112	26,072,889
Wright Express Corp.(a)	481,045	8,764,640

		491,093,297
COMPUTERS – 2.62%
Agilysys Inc.	278,384	1,197,051

CACI International Inc. Class A(a)	372,845	13,605,114
CIBER Inc.(a)	752,522	2,054,385
Cogo Group Inc.(a)(b)	295,661	1,975,015
Compellent Technologies Inc.(a)	175,316	1,902,179
COMSYS IT Partners Inc.(a)	177,769	392,869
Cray Inc.(a)	405,464	1,419,124
Data Domain Inc.(a)(b)	409,876	5,152,141
Digimarc Corp.(a)	65,732	638,915
Echelon Corp.(a)(b)	367,807	2,975,559
Electronics For Imaging Inc.(a)	658,688	6,455,142
Furmanite Corp.(a)	451,000	1,402,610
Hutchinson Technology Inc.(a)(b)	296,078	769,803
iGATE Corp.	272,004	881,293
Imation Corp.	370,472	2,834,111
Immersion Corp.(a)	346,299	1,014,656
Integral Systems Inc.(a)	209,714	1,803,540
Isilon Systems Inc.(a)	301,408	663,098
Jack Henry & Associates Inc.	925,999	15,112,304
Limelight Networks Inc.(a)	346,946	1,162,269
Magma Design Automation Inc.(a)	552,992	414,744
Manhattan Associates Inc.(a)	305,358	5,288,801
Maxwell Technologies Inc.(a)(b)	226,808	1,576,316
Mentor Graphics Corp.(a)	1,123,920	4,990,205
Mercury Computer Systems Inc.(a)	283,680	1,568,750
MICROS Systems Inc.(a)	1,008,160	18,903,000
MTS Systems Corp.	217,024	4,937,296
NCI Inc. Class A(a)	81,034	2,106,884
Ness Technologies Inc.(a)	486,363	1,434,771
Netezza Corp.(a)	487,696	3,316,333
NetScout Systems Inc.(a)	365,537	2,617,245
Palm Inc.(a)(b)	1,327,174	11,440,240
Perot Systems Corp. Class A(a)	1,070,628	13,789,689
Quantum Corp.(a)	2,513,526	1,684,062
Rackable Systems Inc.(a)	370,050	1,502,403
Radiant Systems Inc.(a)	343,880	1,516,511
RadiSys Corp.(a)	278,139	1,685,522
Rimage Corp.(a)	117,915	1,574,165
Riverbed Technology Inc.(a)	693,997	9,077,481
Sigma Designs Inc.(a)(b)	329,786	4,102,538
Silicon Storage Technology Inc.(a)	969,687	1,599,984
SMART Modular Technologies (WWH) Inc.(a)	540,840	746,359
SRA International Inc. Class A(a)	526,217	7,735,390
STEC Inc.(a)(b)	380,620	2,805,169
Stratasys Inc.(a)(b)	255,949	2,116,698
Super Micro Computer Inc.(a)	294,151	1,447,223
Sykes Enterprises Inc.(a)	408,162	6,787,734
Synaptics Inc.(a)(b)	420,632	11,256,112
Syntel Inc.(b)	160,229	3,297,513
3D Systems Corp.(a)(b)	219,239	1,444,785
3PAR Inc.(a)	337,306	2,216,100
Tyler Technologies Inc.(a)(b)	438,848	6,420,346
Virtusa Corp.(a)	111,886	693,693

		205,505,240
COSMETICS & PERSONAL CARE – 0.19%
Chattem Inc.(a)(b)	212,761	11,925,254
Elizabeth Arden Inc.(a)	301,649	1,758,614
Inter Parfums Inc.	174,821	1,019,206

		14,703,074
DISTRIBUTION & WHOLESALE – 0.87%
Beacon Roofing Supply Inc.(a)	548,066	7,338,604
BMP Sunstone Corp.(a)(b)	284,169	917,866

Brightpoint Inc.(a)	618,106	2,645,494
Chindex International Inc.(a)	135,776	674,807
Core-Mark Holding Co. Inc.(a)	116,273	2,118,494
Houston Wire & Cable Co.(b)	222,882	1,727,336
MWI Veterinary Supply Inc.(a)	127,077	3,619,153
Owens & Minor Inc.	509,024	16,863,965
Pool Corp.(b)	591,566	7,926,984
ScanSource Inc.(a)(b)	325,943	6,056,021
United Stationers Inc.(a)	289,698	8,134,720
Watsco Inc.(b)	289,135	9,839,264

		67,862,708
DIVERSIFIED FINANCIAL SERVICES – 1.86%
Advanta Corp. Class B	476,389	314,417
Ampal-American Israel Corp. Class A(a)	237,363	405,891
Asset Acceptance Capital Corp.(a)(b)	184,705	980,784
BGC Partners Inc. Class A	416,025	919,415
Broadpoint Securities Group Inc.(a)	292,069	963,828
Calamos Asset Management Inc. Class A	250,072	1,202,846
Cohen & Steers Inc.(b)	207,648	2,317,352
CompuCredit Corp.(a)(b)	200,263	490,644
Credit Acceptance Corp.(a)(b)	73,234	1,573,799
Diamond Hill Investment Group Inc.(a)	24,985	982,410
Doral Financial Corp.(a)(b)	66,226	119,207
Duff & Phelps Corp. Class A(a)	131,908	2,077,551
Encore Capital Group Inc.(a)	169,066	765,869
Epoch Holding Corp.	124,834	857,610
Evercore Partners Inc. Class A	122,863	1,898,233
FBR Capital Markets Corp.(a)	340,371	1,119,821
FCStone Group Inc.(a)	280,423	639,364
Federal Agricultural Mortgage Corp.	118,383	317,266
Financial Federal Corp.	315,060	6,672,971
First Marblehead Corp. (The)(a)(b)	838,000	1,081,020
Friedman, Billings, Ramsey Group Inc. Class A(a)	1,817,496	363,499
GAMCO Investors Inc. Class A	93,982	3,068,512
GFI Group Inc.	818,286	2,626,698
Greenhill & Co. Inc.	224,956	16,613,001
Interactive Brokers Group Inc. Class A(a) (b)	502,836	8,110,745
International Assets Holding Corp.(a)	52,607	536,065
KBW Inc.(a)(b)	340,156	6,922,175
Knight Capital Group Inc. Class A(a)	1,163,212	17,145,745
LaBranche & Co. Inc.(a)	597,409	2,234,310
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,292,900	685,237
MarketAxess Holdings Inc.(a)	386,038	2,949,330
National Financial Partners Corp.(b)	490,205	1,568,656
Nelnet Inc. Class A(a)	217,841	1,925,714
NewStar Financial Inc.(a)	293,357	680,588
Ocwen Financial Corp.(a)	442,129	5,053,534
optionsXpress Holdings Inc.	525,227	5,971,831
Penson Worldwide Inc.(a)	208,816	1,342,687
Piper Jaffray Companies(a)	232,298	5,990,965
Portfolio Recovery Associates Inc.(a) (b)	188,309	5,054,214
Pzena Investment Management Inc. Class A(b)	75,462	144,132
Sanders Morris Harris Group Inc.	238,923	931,800
Stifel Financial Corp.(a)	334,332	14,479,919
SWS Group Inc.	302,109	4,691,753
Thomas Weisel Partners Group Inc.(a)	238,347	853,282
TradeStation Group Inc.(a)	398,921	2,632,879
U.S. Global Investors Inc. Class A(b)	157,219	765,657
Virtus Investment Partners Inc.(a)	72,506	472,014
Westwood Holdings Group Inc.	66,621	2,604,215
World Acceptance Corp.(a)(b)	203,172	3,474,241

		145,593,696

ELECTRIC – 2.72%
ALLETE Inc.	343,352	9,164,065
Avista Corp.	656,575	9,047,604
Black Hills Corp.	475,370	8,504,369
Central Vermont Public Service Corp.	143,413	2,481,045
CH Energy Group Inc.	195,551	9,171,342
Cleco Corp.	745,225	16,163,930
El Paso Electric Co.(a)	555,221	7,823,064
Empire District Electric Co. (The)	418,631	6,045,032
EnerNOC Inc.(a)(b)	120,202	1,747,737
IDACORP Inc.	560,047	13,082,698
ITC Holdings Corp.	611,703	26,682,485
MGE Energy Inc.	273,195	8,570,127
NorthWestern Corp.	444,399	9,545,691
Ormat Technologies Inc.(b)	222,093	6,098,674
Otter Tail Corp.	436,857	9,632,697
Pike Electric Corp.(a)	209,767	1,940,345
PNM Resources Inc.	1,069,005	8,829,981
Portland General Electric Co.	927,593	16,316,361
Synthesis Energy Systems Inc.(a)	315,434	208,186
U.S. Geothermal Inc.(a)(b)	747,667	530,844
UIL Holdings Corp.	312,057	6,965,112
UniSource Energy Corp.	426,189	12,014,268
Westar Energy Inc.	1,297,672	22,748,190

		213,313,847
ELECTRICAL COMPONENTS & EQUIPMENT – 0.94%
Advanced Battery Technologies Inc.(a) (b)	547,259	1,171,134
Advanced Energy Industries Inc.(a)	406,918	3,064,093
American Superconductor Corp.(a)(b)	519,963	9,000,560
Beacon Power Corp.(a)(b)	1,211,213	569,270
Belden Inc.	575,324	7,197,303
Capstone Turbine Corp.(a)(b)	2,151,226	1,548,883
China BAK Battery Inc.(a)(b)	402,609	688,461
Coleman Cable Inc.(a)(b)	95,901	204,269
Encore Wire Corp.	226,386	4,851,452
Energy Conversion Devices Inc.(a)(b)	557,412	7,396,857
EnerSys Inc.(a)	340,089	4,121,879
Fushi Copperweld Inc.(a)(b)	177,742	853,162
GrafTech International Ltd.(a)	1,478,953	9,110,350
Graham Corp.	124,448	1,116,299
Greatbatch Inc.(a)(b)	283,602	5,487,699
Harbin Electric Inc.(a)(b)	90,302	555,357
Insteel Industries Inc.	217,169	1,511,496
Littelfuse Inc.(a)	268,814	2,954,266
Medis Technologies Ltd.(a)(b)	390,568	171,850
Orion Energy Systems Inc.(a)(b)	110,730	488,319
Powell Industries Inc.(a)	91,700	3,237,927
Power-One Inc.(a)(b)	911,052	801,726
PowerSecure International Inc.(a)	207,045	708,094
Ultralife Corp.(a)	155,926	1,205,308
Universal Display Corp.(a)(b)	357,724	3,280,329
Valence Technology Inc.(a)(b)	664,354	1,415,074
Vicor Corp.	238,853	1,167,991

		73,879,408
ELECTRONICS – 2.26%
American Science and Engineering Inc.	112,479	6,276,328
Analogic Corp.	166,012	5,315,704
Axsys Technologies Inc.(a)	108,728	4,570,925
Badger Meter Inc.(b)	180,786	5,222,908
Bel Fuse Inc. Class B	147,528	1,982,776

Benchmark Electronics Inc.(a)	834,675	9,348,360
Brady Corp. Class A	621,473	10,956,569
Checkpoint Systems Inc.(a)	492,035	4,413,554
China Security & Surveillance Technology Inc.(a)(b)	350,733	1,346,815
Cogent Inc.(a)	508,086	6,046,223
Coherent Inc.(a)	292,470	5,045,108
CTS Corp.	417,457	1,507,020
Cubic Corp.	193,054	4,890,058
Cymer Inc.(a)(b)	375,907	8,367,690
Daktronics Inc.	407,182	2,667,042
Dionex Corp.(a)	226,821	10,717,292
Electro Scientific Industries Inc.(a)	335,228	1,984,550
FARO Technologies Inc.(a)	207,319	2,786,367
FEI Co.(a)	451,046	6,959,640
ICx Technologies Inc.(a)(b)	168,237	681,360
II-VI Inc.(a)	302,174	5,191,349
L-1 Identity Solutions Inc.(a)	896,304	4,580,113
LaBarge Inc.(a)	150,655	1,260,982
Measurement Specialties Inc.(a)	177,972	727,905
Methode Electronics Inc.	473,807	1,696,229
Multi-Fineline Electronix Inc.(a)(b)	107,958	1,818,013
NVE Corp.(a)(b)	57,845	1,666,514
OSI Systems Inc.(a)	194,918	2,974,449
OYO Geospace Corp.(a)	50,901	664,767
Park Electrochemical Corp.	252,169	4,357,480
Plexus Corp.(a)	493,693	6,822,837
Rofin-Sinar Technologies Inc.(a)	367,429	5,922,955
Rogers Corp.(a)	194,114	3,664,872
Sanmina-SCI Corp.(a)	6,568,037	2,003,251
Sonic Solutions Inc.(a)	271,166	325,399
Stoneridge Inc.(a)	180,193	380,207
Taser International Inc.(a)	776,936	3,636,060
Technitrol Inc.	506,028	865,308
TTM Technologies Inc.(a)(b)	528,118	3,063,084
Varian Inc.(a)	365,303	8,672,293
Watts Water Technologies Inc. Class A	362,124	7,083,145
Woodward Governor Co.	726,809	8,125,725
Zygo Corp.(a)	189,071	867,836

		177,457,062
ENERGY - ALTERNATE SOURCES – 0.27%
Akeena Solar Inc.(a)(b)	256,089	286,820
Ascent Solar Technologies Inc.(a)(b)	90,191	366,175
Clean Energy Fuels Corp.(a)(b)	307,770	1,874,319
Comverge Inc.(a)(b)	270,859	1,882,470
Ener1 Inc.(a)(b)	504,278	2,607,117
Evergreen Energy Inc.(a)(b)	1,521,225	2,117,545
Evergreen Solar Inc.(a)(b)	1,780,267	3,791,969
FuelCell Energy Inc.(a)(b)	852,837	2,046,809
GreenHunter Energy Inc.(a)(b)	52,633	100,003
GT Solar International Inc.(a)	376,841	2,502,224
Headwaters Inc.(a)(b)	522,938	1,642,025
Pacific Ethanol Inc.(a)(b)	536,582	177,072
Plug Power Inc.(a)	1,437,502	1,250,627
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	1,035,186	828,149

		21,473,324
ENGINEERING & CONSTRUCTION – 0.80%
Dycom Industries Inc.(a)	498,188	2,884,509
EMCOR Group Inc.(a)	840,134	14,425,101
ENGlobal Corp.(a)	336,046	1,525,649
Granite Construction Inc.	409,913	15,363,539

Insituform Technologies Inc. Class A(a)	458,641	7,173,145
Layne Christensen Co.(a)	237,634	3,818,778
Orion Marine Group Inc.(a)	267,295	3,501,565
Perini Corp.(a)	622,567	7,657,574
Stanley Inc.(a)	109,180	2,772,080
Sterling Construction Co. Inc.(a)	142,740	2,546,482
VSE Corp.	49,895	1,332,197

		63,000,619
ENTERTAINMENT – 0.84%
Bally Technologies Inc.(a)	677,298	12,475,829
Bluegreen Corp.(a)	160,803	279,797
Churchill Downs Inc.	118,713	3,568,513
Cinemark Holdings Inc.	370,039	3,474,666
Dover Downs Gaming & Entertainment Inc.	170,497	523,426
Dover Motorsports Inc.	182,440	337,514
Elixir Gaming Technologies Inc.(a)(b)	816,480	89,813
Great Wolf Resorts Inc.(a)	329,772	768,369
Isle of Capri Casinos Inc.(a)(b)	198,193	1,048,441
Macrovision Solutions Corp.(a)	1,020,670	18,157,719
National CineMedia Inc.	521,084	6,867,887
Pinnacle Entertainment Inc.(a)	742,887	5,229,924
Rick’s Cabaret International Inc.(a) (b)	80,208	364,144
Shuffle Master Inc.(a)	659,852	1,893,775
Six Flags Inc.(a)(b)	890,551	240,449
Speedway Motorsports Inc.(b)	168,815	1,995,393
Steinway Musical Instruments Inc.(a)	85,043	1,017,965
Vail Resorts Inc.(a)(b)	367,154	7,500,956

		65,834,580
ENVIRONMENTAL CONTROL – 1.12%
American Ecology Corp.	202,345	2,820,689
Calgon Carbon Corp.(a)(b)	668,839	9,477,449
Casella Waste Systems Inc. Class A(a)	280,608	479,840
Clean Harbors Inc.(a)	244,633	11,742,384
Darling International Inc.(a)	1,011,101	3,751,185
Energy Recovery Inc.(a)(b)	184,585	1,402,846
EnergySolutions Inc.	412,227	3,565,764
Fuel Tech Inc.(a)(b)	233,881	2,446,395
Metalico Inc.(a)(b)	298,797	507,955
Met-Pro Corp.	186,737	1,521,907
Mine Safety Appliances Co.	384,464	7,696,969
Rentech Inc.(a)(b)	2,045,821	1,125,202
Tetra Tech Inc.(a)	728,532	14,847,482
Waste Connections Inc.(a)	986,185	25,344,955
Waste Services Inc.(a)	294,484	1,260,392

		87,991,414
FOOD – 2.52%
American Dairy Inc.(a)(b)	88,294	1,493,052
Arden Group Inc. Class A	14,048	1,641,368
B&G Foods Inc. Class A	251,589	1,308,263
Calavo Growers Inc.	128,438	1,543,825
Cal-Maine Foods Inc.(b)	161,086	3,606,716
Chiquita Brands International Inc.(a) (b)	537,070	3,560,774
Diamond Foods Inc.(b)	199,191	5,563,405
Flowers Foods Inc.	956,996	22,470,266
Fresh Del Monte Produce Inc.(a)	519,000	8,521,980
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	437,791	2,324,670
Hain Celestial Group Inc.(a)(b)	502,439	7,154,731
HQ Sustainable Maritime Industries Inc.(a)	82,437	630,643
Imperial Sugar Co.	159,391	1,146,021
Ingles Markets Inc. Class A	155,931	2,328,050

J&J Snack Foods Corp.	175,355	6,065,529
Lance Inc.	334,644	6,967,288
Lifeway Foods Inc.(a)(b)	58,651	469,208
M&F Worldwide Corp.(a)	143,890	1,684,952
Nash Finch Co.	157,980	4,437,658
Ralcorp Holdings Inc.(a)	695,694	37,483,993
Ruddick Corp.	521,140	11,699,593
Sanderson Farms Inc.	250,879	9,420,506
Seaboard Corp.	4,218	4,260,180
Smart Balance Inc.(a)	775,056	4,681,338
Spartan Stores Inc.	270,646	4,170,655
Tootsie Roll Industries Inc.(b)	303,954	6,601,881
TreeHouse Foods Inc.(a)	386,349	11,122,988
United Natural Foods Inc.(a)	530,799	10,069,257
Village Super Market Inc. Class A	77,142	2,404,516
Weis Markets Inc.	136,733	4,244,192
Winn-Dixie Stores Inc.(a)(b)	670,766	6,412,523
Zhongpin Inc.(a)	230,129	2,043,546

		197,533,567
FOREST PRODUCTS & PAPER – 0.59%
AbitibiBowater Inc.(a)(b)	664,642	365,553
Boise Inc.(a)	437,576	266,921
Buckeye Technologies Inc.(a)	486,329	1,035,881
Clearwater Paper Corp.(a)	139,303	1,118,603
Deltic Timber Corp.	130,301	5,135,162
KapStone Paper and Packaging Corp.(a)	223,095	548,814
Louisiana-Pacific Corp.	1,282,008	2,858,878
Mercer International Inc.(a)	367,623	242,631
Neenah Paper Inc.	180,828	656,406
P.H. Glatfelter Co.	561,343	3,502,780
Potlatch Corp.	487,397	11,302,736
Rock-Tenn Co. Class A	471,942	12,766,031
Schweitzer-Mauduit International Inc.	193,863	3,578,711
Verso Paper Corp.	171,626	109,841
Wausau Paper Corp.	548,194	2,883,500
Xerium Technologies Inc.(a)	253,576	169,896

		46,542,344
GAS – 1.68%
Chesapeake Utilities Corp.	84,157	2,565,105
Laclede Group Inc. (The)	270,066	10,527,173
New Jersey Resources Corp.	519,012	17,636,028
Nicor Inc.	558,779	18,568,226
Northwest Natural Gas Co.	327,012	14,198,861
Piedmont Natural Gas Co.	908,670	23,525,466
South Jersey Industries Inc.	368,100	12,883,500
Southwest Gas Corp.	535,541	11,283,849
WGL Holdings Inc.	612,360	20,085,408

		131,273,616
HAND & MACHINE TOOLS – 0.40%
Baldor Electric Co.	570,729	8,269,863
Franklin Electric Co. Inc.	283,015	6,263,122
K-Tron International Inc.(a)	30,081	1,825,014
Raser Technologies Inc.(a)(b)	639,400	2,679,086
Regal Beloit Corp.	397,938	12,192,820
Thermadyne Holdings Corp.(a)	165,292	350,419

		31,580,324
HEALTH CARE - PRODUCTS – 3.95%
Abaxis Inc.(a)	268,835	4,634,715
ABIOMED Inc.(a)(b)	422,617	2,070,823

Accuray Inc.(a)(b)	446,533	2,246,061
Align Technology Inc.(a)	728,836	5,779,669
Alphatec Holdings Inc.(a)	300,641	532,135
American Medical Systems Holdings Inc.(a) (b)	900,591	10,041,590
AngioDynamics Inc.(a)	300,100	3,373,124
Atrion Corp.	18,526	1,634,734
Bruker Corp.(a)	625,831	3,855,119
Caliper Life Sciences Inc.(a)	583,757	577,919
Cantel Medical Corp.(a)	154,189	1,984,412
Cardiac Science Corp.(a)	239,463	720,784
CardioNet Inc.(a)	55,687	1,562,577
Cepheid Inc.(a)(b)	705,465	4,867,709
Clinical Data Inc.(a)(b)	141,114	1,524,031
Columbia Laboratories Inc.(a)(b)	571,527	822,999
Conceptus Inc.(a)(b)	374,337	4,398,460
CONMED Corp.(a)	355,507	5,122,856
Cyberonics Inc.(a)	294,339	3,905,879
Cynosure Inc. Class A(a)	119,344	726,805
DexCom Inc.(a)(b)	506,411	2,096,542
ev3 Inc.(a)	871,747	6,189,404
Exactech Inc.(a)	94,777	1,088,988
Haemonetics Corp.(a)	318,380	17,536,370
Hanger Orthopedic Group Inc.(a)	381,513	5,055,047
Hansen Medical Inc.(a)(b)	211,798	851,428
ICU Medical Inc.(a)	145,476	4,672,689
Immucor Inc.(a)	866,919	21,803,013
Insulet Corp.(a)(b)	227,904	934,406
Invacare Corp.	396,955	6,363,189
IRIS International Inc.(a)	227,744	2,625,888
Kensey Nash Corp.(a)	90,076	1,915,917
Luminex Corp.(a)	510,021	9,241,581
Masimo Corp.(a)	570,252	16,525,903
Medical Action Industries Inc.(a)	173,681	1,439,815
Meridian Bioscience Inc.	497,044	9,006,437
Merit Medical Systems Inc.(a)	341,257	4,166,748
Metabolix Inc.(a)(b)	235,114	1,603,477
Microvision Inc.(a)(b)	838,663	1,081,875
Micrus Endovascular Corp.(a)	193,019	1,152,323
Natus Medical Inc.(a)	341,042	2,902,267
NuVasive Inc.(a)(b)	440,331	13,817,587
NxStage Medical Inc.(a)(b)	295,182	761,570
OraSure Technologies Inc.(a)	577,037	1,459,904
Orthofix International NV(a)	211,397	3,915,072
Orthovita Inc.(a)	820,667	2,199,388
Palomar Medical Technologies Inc.(a)	225,837	1,639,577
PSS World Medical Inc.(a)	766,600	11,000,710
Quidel Corp.(a)	349,697	3,224,206
Sirona Dental Systems Inc.(a)	209,254	2,996,517
Somanetics Corp.(a)	149,188	2,264,674
SonoSite Inc.(a)	208,784	3,733,058
Spectranetics Corp.(a)	389,415	985,220
Stereotaxis Inc.(a)(b)	335,436	1,338,390
Steris Corp.	724,758	16,872,366
SurModics Inc.(a)(b)	191,068	3,486,991
Symmetry Medical Inc.(a)	441,242	2,784,237
Synovis Life Technologies Inc.(a)	149,150	2,064,236
Thoratec Corp.(a)(b)	674,354	17,324,154
TomoTherapy Inc.(a)	510,693	1,353,336
TranS1 Inc.(a)(b)	153,205	933,018
Vision-Sciences Inc.(a)(b)	203,331	260,264
Vital Images Inc.(a)	182,169	2,053,045
VNUS Medical Technologies Inc.(a)	161,564	3,436,466
Volcano Corp.(a)	583,896	8,495,687

West Pharmaceutical Services Inc.	400,255	13,132,367
Wright Medical Group Inc.(a)	459,767	5,990,764
Zoll Medical Corp.(a)	259,187	3,721,925

		309,880,437
HEALTH CARE - SERVICES – 2.01%
Air Methods Corp.(a)	132,985	2,248,776
Alliance Healthcare Services Inc.(a)	316,283	2,150,724
Almost Family Inc.(a)(b)	78,569	1,499,882
Amedisys Inc.(a)	328,445	9,028,953
AMERIGROUP Corp.(a)	662,764	18,252,521
AmSurg Corp.(a)	389,395	6,171,911
Assisted Living Concepts Inc. Class A(a)	131,941	1,789,120
athenahealth Inc.(a)(b)	256,154	6,175,873
Bio-Reference Laboratories Inc.(a)(b)	143,198	2,994,270
Capital Senior Living Corp.(a)	274,225	669,109
Centene Corp.(a)	537,152	9,679,479
Emeritus Corp.(a)(b)	245,677	1,611,641
Ensign Group Inc. (The)	103,269	1,596,539
Five Star Quality Care Inc.(a)	388,362	403,896
Genoptix Inc.(a)	103,117	2,813,032
Gentiva Health Services Inc.(a)	315,138	4,790,098
HealthSouth Corp.(a)(b)	1,088,845	9,668,944
Healthways Inc.(a)	436,645	3,829,377
IPC The Hospitalist Co. Inc.(a)	76,249	1,451,018
Kindred Healthcare Inc.(a)	347,429	5,194,064
LHC Group Inc.(a)(b)	181,038	4,033,527
Life Sciences Research Inc.(a)	107,786	772,826
Magellan Health Services Inc.(a)	453,718	16,533,484
MedCath Corp.(a)	197,849	1,438,362
Molina Healthcare Inc.(a)(b)	170,755	3,247,760
National Healthcare Corp.	104,983	4,215,067
NightHawk Radiology Holdings Inc.(a)	290,924	785,495
Odyssey Healthcare Inc.(a)	406,736	3,945,339
Psychiatric Solutions Inc.(a)(b)	686,076	10,791,975
RadNet Inc.(a)(b)	266,166	330,046
RehabCare Group Inc.(a)	224,154	3,909,246
Res-Care Inc.(a)	307,392	4,475,628
Skilled Healthcare Group Inc. Class A(a)	216,136	1,774,477
Sun Healthcare Group Inc.(a)	533,261	4,500,723
Sunrise Senior Living Inc.(a)	557,905	379,375
Triple-S Management Corp. Class B(a)(b)	163,760	2,017,523
U.S. Physical Therapy Inc.(a)	147,134	1,424,257
Virtual Radiologic Corp.(a)(b)	83,673	584,874

		157,179,211
HOLDING COMPANIES - DIVERSIFIED – 0.01%
Resource America Inc. Class A	121,398	484,378

		484,378
HOME BUILDERS – 0.30%
AMREP Corp.(a)(b)	20,938	328,727
Beazer Homes USA Inc.(a)(b)	486,890	491,759
Brookfield Homes Corp.(b)	115,243	397,588
Cavco Industries Inc.(a)	80,299	1,895,056
Champion Enterprises Inc.(a)(b)	975,315	468,151
Hovnanian Enterprises Inc. Class A(a) (b)	580,293	905,257
M/I Homes Inc.(b)	173,883	1,215,442
Meritage Homes Corp.(a)(b)	380,437	4,344,591
Palm Harbor Homes Inc.(a)(b)	124,462	277,550
Ryland Group Inc.	491,279	8,184,708
Skyline Corp.	84,685	1,609,862
Standard-Pacific Corp.(a)	1,253,697	1,103,253

Winnebago Industries Inc.(b)	360,032	1,911,770

		23,133,714
HOME FURNISHINGS – 0.47%
American Woodmark Corp.(b)	131,445	2,308,174
Audiovox Corp. Class A(a)	214,721	736,493
DTS Inc.(a)(b)	220,286	5,300,081
Ethan Allen Interiors Inc.	305,799	3,443,297
Furniture Brands International Inc.	516,792	759,684
Hooker Furniture Corp.	112,729	951,433
Kimball International Inc. Class B	395,191	2,592,453
La-Z-Boy Inc.	639,194	798,993
Sealy Corp.(a)(b)	550,535	820,297
Tempur-Pedic International Inc.(b)	923,601	6,742,287
TiVo Inc.(a)	1,260,827	8,876,222
Universal Electronics Inc.(a)	174,967	3,166,903

		36,496,317
HOUSEHOLD PRODUCTS & WARES – 0.65%
ACCO Brands Corp.(a)	669,838	656,441
American Greetings Corp. Class A	564,933	2,858,561
Blyth Inc.	76,159	1,990,035
Central Garden & Pet Co. Class A(a)	798,550	6,005,096
CSS Industries Inc.	96,033	1,632,561
Ennis Inc.	319,516	2,830,912
Fossil Inc.(a)	561,159	8,810,196
Helen of Troy Ltd.(a)	373,838	5,140,273
Prestige Brands Holdings Inc.(a)	419,558	2,173,310
Russ Berrie and Co. Inc.(a)	204,823	270,366
Standard Register Co. (The)	183,854	842,051
Tupperware Brands Corp.	767,381	13,037,803
WD-40 Co.	203,374	4,909,448

		51,157,053
HOUSEWARES – 0.05%
Libbey Inc.	179,582	165,215
National Presto Industries Inc.	55,722	3,399,599

		3,564,814
INSURANCE – 4.31%
Ambac Financial Group Inc.(b)	3,560,027	2,776,821
American Equity Investment Life Holding Co.	677,714	2,819,290
American Physicians Capital Inc.	94,176	3,853,682
American Safety Insurance Holdings Ltd.(a)	130,189	1,498,475
Amerisafe Inc.(a)	233,360	3,575,075
AmTrust Financial Services Inc.	196,404	1,875,658
Argo Group International Holdings Ltd.(a)	379,876	11,445,664
Aspen Insurance Holdings Ltd.	1,057,049	23,741,321
Assured Guaranty Ltd.	692,448	4,687,873
Baldwin & Lyons Inc. Class B	105,929	2,004,177
Citizens Inc.(a)(b)	463,916	3,372,669
CNA Surety Corp.(a)	207,800	3,831,832
Crawford & Co. Class B(a)(b)	300,909	2,022,108
Delphi Financial Group Inc. Class A	511,089	6,879,258
Donegal Group Inc. Class A	144,708	2,224,162
eHealth Inc.(a)	308,260	4,935,243
EMC Insurance Group Inc.	72,566	1,528,966
Employers Holdings Inc.	611,237	5,831,201
Enstar Group Ltd.(a)	69,435	3,910,579
FBL Financial Group Inc. Class A	158,117	656,186
First Acceptance Corp.(a)(b)	207,914	503,152
First Mercury Financial Corp.(a)	180,126	2,601,019
Flagstone Reinsurance Holdings Ltd.	374,453	2,916,989

FPIC Insurance Group Inc.(a)	94,964	3,516,517
Greenlight Capital Re Ltd. Class A(a) (b)	357,426	5,708,093
Hallmark Financial Services Inc.(a)	70,817	490,762
Harleysville Group Inc.	161,891	5,149,753
Horace Mann Educators Corp.	503,747	4,216,362
Independence Holding Co.	78,116	391,361
Infinity Property and Casualty Corp.	177,611	6,026,341
IPC Holdings Ltd.	690,773	18,678,502
Kansas City Life Insurance Co.	56,825	2,037,176
Life Partners Holdings Inc.(b)	91,944	1,568,565
Maiden Holdings Ltd.	608,133	2,718,355
Max Capital Group Ltd.	698,959	12,050,053
Meadowbrook Insurance Group Inc.	687,600	4,194,360
Montpelier Re Holdings Ltd.	1,155,966	14,981,319
National Interstate Corp.	75,795	1,281,693
National Western Life Insurance Co. Class A	27,910	3,153,830
Navigators Group Inc. (The)(a)	162,931	7,687,085
NYMAGIC Inc.	53,453	652,127
Odyssey Re Holdings Corp.	272,532	10,337,139
Phoenix Companies Inc. (The)	1,425,273	1,667,569
Platinum Underwriters Holdings Ltd.	657,141	18,636,519
PMA Capital Corp. Class A(a)	393,059	1,639,056
PMI Group Inc. (The)	1,008,725	625,410
Presidential Life Corp.	268,764	2,093,672
Primus Guaranty Ltd.(a)(b)	286,627	450,004
ProAssurance Corp.(a)	396,816	18,499,562
Radian Group Inc.(b)	999,941	1,819,893
RLI Corp.	231,040	11,598,208
Safety Insurance Group Inc.	201,248	6,254,788
SeaBright Insurance Holdings Inc.(a)	262,047	2,741,012
Selective Insurance Group Inc.	659,687	8,021,794
State Auto Financial Corp.	175,883	3,095,541
Stewart Information Services Corp.	211,977	4,133,552
Tower Group Inc.	444,732	10,953,749
United America Indemnity Ltd. Class A(a) (b)	227,902	916,166
United Fire & Casualty Co.	281,524	6,182,267
Universal American Corp.(a)	488,169	4,134,791
Validus Holdings Ltd.	797,596	18,887,073
Zenith National Insurance Corp.	460,409	11,100,461

		337,781,880
INTERNET – 3.25%
Ariba Inc.(a)	1,057,894	9,235,415
Art Technology Group Inc.(a)	1,596,128	4,070,126
AsiaInfo Holdings Inc.(a)	428,373	7,218,085
Avocent Corp.(a)	554,839	6,735,745
Bidz.com Inc.(a)(b)	70,706	284,238
Blue Coat Systems Inc.(a)(b)	411,048	4,936,686
Blue Nile Inc.(a)(b)	165,058	4,976,499
China Information Security Technology Inc.(a)(b)	281,435	889,335
Chordiant Software Inc.(a)	367,780	1,114,373
Cogent Communications Group Inc.(a)(b)	551,288	3,969,274
comScore Inc.(a)	222,639	2,691,706
Constant Contact Inc.(a)(b)	252,494	3,532,391
CyberSource Corp.(a)	854,097	12,649,177
DealerTrack Holdings Inc.(a)	492,788	6,455,523
Dice Holdings Inc.(a)	192,903	536,270
Digital River Inc.(a)	459,586	13,704,855
Drugstore.com Inc.(a)	1,025,849	1,200,243
EarthLink Inc.(a)(b)	1,357,867	8,921,186
Entrust Inc.(a)	748,498	1,130,232
eResearch Technology Inc.(a)	537,736	2,828,491
Global Sources Ltd.(a)	200,356	779,385

GSI Commerce Inc.(a)(b)	291,052	3,812,781
HSW International Inc.(a)(b)	336,745	55,563
i2 Technologies Inc.(a)(b)	193,057	1,525,150
iBasis Inc.(a)	378,809	253,802
InfoSpace Inc.(a)	427,736	2,224,227
Internap Network Services Corp.(a)	623,213	1,676,443
Internet Brands Inc. Class A(a)(b)	275,086	1,614,755
Internet Capital Group Inc.(a)	477,599	1,924,724
j2 Global Communications Inc.(a)(b)	549,847	12,036,151
Keynote Systems Inc.(a)	169,561	1,344,619
Knot Inc. (The)(a)	350,161	2,871,320
Liquidity Services Inc.(a)	180,944	1,264,799
LoopNet Inc.(a)(b)	362,284	2,202,687
MercadoLibre Inc.(a)(b)	315,592	5,854,232
ModusLink Global Solutions Inc.(a)	572,372	1,482,443
Move Inc.(a)	1,599,744	2,319,629
Netflix Inc.(a)(b)	499,397	21,434,119
NIC Inc.	494,576	2,571,795
NutriSystem Inc.(b)	378,441	5,400,353
1-800-FLOWERS.COM Inc.(a)	322,090	666,726
Online Resources Corp.(a)	354,519	1,492,525
Orbitz Worldwide Inc.(a)	454,559	586,381
Overstock.com Inc.(a)(b)	190,686	1,744,777
PCTEL Inc.	235,333	1,011,932
Perficient Inc.(a)	396,993	2,143,762
Rackspace Hosting Inc.(a)	215,076	1,610,919
RealNetworks Inc.(a)	1,065,175	2,481,858
RightNow Technologies Inc.(a)	326,716	2,473,240
S1 Corp.(a)	579,411	2,983,967
Safeguard Scientifics Inc.(a)	1,490,445	819,745
Sapient Corp.(a)	1,089,206	4,868,751
Shutterfly Inc.(a)(b)	243,938	2,285,699
SonicWALL Inc.(a)	661,246	2,949,157
Sourcefire Inc.(a)	247,989	1,805,360
Stamps.com Inc.(a)	109,023	1,057,523
SupportSoft Inc.(a)	565,131	1,085,052
TechTarget Inc.(a)(b)	170,155	408,372
TeleCommunication Systems Inc.(a)	418,452	3,837,205
Terremark Worldwide Inc.(a)	658,496	1,771,354
TheStreet.com Inc.	223,184	439,672
thinkorswim Group Inc.(a)	645,755	5,579,323
TIBCO Software Inc.(a)	2,166,055	12,714,743
United Online Inc.	953,987	4,254,782
ValueClick Inc.(a)	1,071,533	9,118,746
Vasco Data Security International Inc.(a)	334,588	1,930,573
Vignette Corp.(a)	305,530	2,040,940
Vocus Inc.(a)(b)	199,457	2,650,784
Web.com Group Inc.(a)	337,569	1,120,729
Websense Inc.(a)	558,269	6,699,228

		254,362,652
INVESTMENT COMPANIES – 0.45%
Apollo Investment Corp.	1,762,074	6,132,018
Ares Capital Corp.	1,201,850	5,816,954
BlackRock Kelso Capital Corp.	161,424	676,367
Capital Southwest Corp.	37,745	2,883,341
Fifth Street Finance Corp.	124,722	965,348
Gladstone Capital Corp.(b)	260,616	1,631,456
Gladstone Investment Corp.	270,255	1,032,374
Harris & Harris Group Inc.(a)	317,383	1,174,317
Hercules Technology Growth Capital Inc.	426,459	2,132,295
Kayne Anderson Energy Development Co.	124,579	1,163,568
Kohlberg Capital Corp.	211,729	647,891

MCG Capital Corp.	935,179	1,197,029
Medallion Financial Corp.	183,970	1,363,218
MVC Capital Inc.	302,508	2,544,092
NGP Capital Resources Co.	267,676	1,330,350
Patriots Capital Funding Inc.	252,696	462,434
PennantPark Investment Corp.	259,112	971,670
Prospect Capital Corp.	367,834	3,133,946

		35,258,668
IRON & STEEL – 0.06%
China Precision Steel Inc.(a)	212,158	248,225
General Steel Holdings Inc.(a)(b)	129,717	341,156
Gibraltar Industries Inc.	334,065	1,576,787
Olympic Steel Inc.	112,238	1,702,650
Sutor Technology Group Ltd.(a)	95,928	134,299
Universal Stainless & Alloy Products Inc.(a)	83,754	809,901

		4,813,018
LEISURE TIME – 0.49%
Ambassadors Group Inc.	236,146	1,917,506
Brunswick Corp.	1,087,872	3,753,158
Callaway Golf Co.	819,665	5,885,195
Life Time Fitness Inc.(a)(b)	430,949	5,412,719
Marine Products Corp.	121,443	514,918
Nautilus Inc.(a)	278,993	175,766
Polaris Industries Inc.(b)	407,912	8,745,633
Town Sports International Holdings Inc.(a)(b)	214,337	640,868
WMS Industries Inc.(a)(b)	543,010	11,354,339

		38,400,102
LODGING – 0.16%
Ameristar Casinos Inc.	315,110	3,964,084
Gaylord Entertainment Co.(a)(b)	505,332	4,209,416
Lodgian Inc.(a)	197,623	415,008
Marcus Corp.	252,143	2,143,216
Monarch Casino & Resort Inc.(a)	143,039	738,081
Morgans Hotel Group Co.(a)(b)	306,707	953,859
Riviera Holdings Corp.(a)	121,855	124,292

		12,547,956
MACHINERY – 1.48%
Alamo Group Inc.	76,229	812,601
Albany International Corp. Class A	368,763	3,337,305
Altra Holdings Inc.(a)	326,470	1,266,704
Applied Industrial Technologies Inc.	523,555	8,832,373
Astec Industries Inc.(a)	223,289	5,856,870
Bolt Technology Corp.(a)	108,167	769,067
Briggs & Stratton Corp.	613,223	10,118,180
Cascade Corp.	112,275	1,979,408
Chart Industries Inc.(a)	352,006	2,773,807
Cognex Corp.	489,373	6,533,130
Columbus McKinnon Corp.(a)	236,326	2,060,763
DXP Enterprises Inc.(a)	89,496	924,494
Flow International Corp.(a)	464,018	751,709
Gerber Scientific Inc.(a)	293,355	701,118
Gorman-Rupp Co. (The)	177,920	3,522,816
Hurco Companies Inc.(a)	79,583	845,967
Intermec Inc.(a)	761,459	7,919,174
Intevac Inc.(a)	269,650	1,404,877
iRobot Corp.(a)(b)	221,551	1,683,788
Kadant Inc.(a)	159,922	1,842,301
Key Technology Inc.(a)	65,134	573,179
Lindsay Corp.(b)	147,428	3,980,556

Middleby Corp. (The)(a)(b)	224,499	7,280,503
NACCO Industries Inc.	73,981	2,010,804
Nordson Corp.	416,904	11,852,581
Park-Ohio Holdings Corp.(a)	101,697	331,532
Presstek Inc.(a)	339,071	701,877
Robbins & Myers Inc.	347,152	5,266,296
Sauer-Danfoss Inc.	139,291	339,870
Tecumseh Products Co. Class A(a)	205,738	929,936
Tennant Co.	206,735	1,937,107
Twin Disc Inc.	107,573	744,405
Wabtec Corp.	599,226	15,807,582

		115,692,680
MANUFACTURING – 1.95%
A.O. Smith Corp.	247,531	6,232,831
Actuant Corp. Class A(b)	692,730	7,155,901
Acuity Brands Inc.	502,452	11,325,268
American Railcar Industries Inc.	115,887	884,218
Ameron International Corp.	113,527	5,978,332
AZZ Inc.(a)	150,013	3,958,843
Barnes Group Inc.	593,407	6,343,521
Blount International Inc.(a)	473,003	2,185,274
Ceradyne Inc.(a)	325,725	5,905,394
China Fire & Security Group Inc.(a)(b)	173,784	1,365,942
CLARCOR Inc.	625,075	15,745,639
Colfax Corp.(a)	266,535	1,831,095
EnPro Industries Inc.(a)	250,346	4,280,917
ESCO Technologies Inc.(a)	321,008	12,423,010
Federal Signal Corp.	595,226	3,136,841
Flanders Corp.(a)	193,549	781,938
FreightCar America Inc.	146,578	2,569,512
GenTek Inc.(a)	110,843	1,938,644
Griffon Corp.(a)	664,539	4,984,043
Hexcel Corp.(a)	1,187,037	7,798,833
Koppers Holdings Inc.	258,112	3,747,786
Lancaster Colony Corp.	249,589	10,352,952
LSB Industries Inc.(a)	215,810	2,134,361
Lydall Inc.(a)	202,449	601,274
Matthews International Corp. Class A	386,148	11,124,924
Myers Industries Inc.	353,307	2,169,305
PMFG Inc.(a)	160,366	1,263,684
Polypore International Inc.(a)	198,055	796,181
Raven Industries Inc.	197,980	4,114,024
Reddy Ice Holdings Inc.	218,419	321,076
Smith & Wesson Holding Corp.(a)	464,173	2,794,321
Standex International Corp.	155,706	1,432,495
Tredegar Corp.	298,688	4,877,575

		152,555,954
MEDIA – 0.41%
A.H. Belo Corp. Class A	251,514	246,484
Belo Corp. Class A	1,105,524	674,370
Charter Communications Inc. Class A(a) (b)	6,527,149	135,765
CKX Inc.(a)	656,677	2,692,376
Courier Corp.	127,769	1,938,256
Cox Radio Inc. Class A(a)(b)	297,495	1,219,730
Crown Media Holdings Inc. Class A(a)(b)	130,832	266,897
Cumulus Media Inc. Class A(a)(b)	323,206	326,438
DG FastChannel Inc.(a)(b)	221,005	4,148,264
Dolan Media Co.(a)(b)	315,499	2,482,977
Entercom Communications Corp.	314,624	346,086
Entravision Communications Corp.(a)	726,554	188,904
Fisher Communications Inc.	83,227	812,296

Global Traffic Network Inc.(a)	146,198	442,980
Gray Television Inc.	515,666	165,013
Journal Communications Inc. Class A	518,781	389,086
Lee Enterprises Inc.(b)	554,891	155,369
Lin TV Corp. Class A(a)	326,889	366,116
Martha Stewart Living Omnimedia Inc. Class A(a)	319,025	794,372
McClatchy Co. (The) Class A(b)	698,212	342,124
Media General Inc. Class A(b)	281,400	540,288
Mediacom Communications Corp. Class A(a)	487,734	1,965,568
Outdoor Channel Holdings Inc.(a)	196,874	1,342,681
Playboy Enterprises Inc. Class B(a)	269,109	530,145
PRIMEDIA Inc.	308,479	761,943
RHI Entertainment Inc.(a)	166,688	253,366
Scholastic Corp.	298,656	4,500,746
Sinclair Broadcast Group Inc. Class A	602,508	620,583
Value Line Inc.	15,714	429,621
World Wrestling Entertainment Inc.	263,097	3,036,139

		32,114,983
METAL FABRICATE & HARDWARE – 0.78%
A.M. Castle & Co.	204,761	1,826,468
Ampco-Pittsburgh Corp.	103,053	1,366,483
CIRCOR International Inc.	208,573	4,697,064
Dynamic Materials Corp.	156,185	1,430,655
Haynes International Inc.(a)	148,100	2,639,142
Kaydon Corp.	424,108	11,590,872
L.B. Foster Co. Class A(a)	126,917	3,151,349
Ladish Co. Inc.(a)	197,321	1,432,550
Lawson Products Inc.	51,023	620,950
Mueller Industries Inc.	459,173	9,959,462
Mueller Water Products Inc. Class A	1,428,502	4,714,057
NN Inc.	195,029	245,737
Northwest Pipe Co.(a)	113,069	3,219,074
Omega Flex Inc.	37,370	602,031
RBC Bearings Inc.(a)	270,269	4,129,710
Sun Hydraulics Corp.(b)	144,502	2,111,174
TriMas Corp.(a)	178,636	312,613
Worthington Industries Inc.	795,517	6,928,953

		60,978,344
MINING – 1.07%
Allied Nevada Gold Corp.(a)	556,591	3,256,057
AMCOL International Corp.	320,325	4,753,623
Brush Engineered Materials Inc.(a)	253,215	3,512,092
Coeur d’Alene Mines Corp.(a)(b)	7,545,993	7,093,233
Compass Minerals International Inc.	400,963	22,602,284
General Moly Inc.(a)(b)	779,449	826,216
Hecla Mining Co.(a)(b)	2,679,865	5,359,730
Horsehead Holding Corp.(a)	433,264	2,382,952
Kaiser Aluminum Corp.	195,487	4,519,659
Royal Gold Inc.	361,979	16,926,138
RTI International Metals Inc.(a)(b)	285,273	3,337,694
Stillwater Mining Co.(a)	491,542	1,818,705
United States Lime & Minerals Inc.(a)	21,791	596,202
Uranium Resources Inc.(a)	602,181	283,025
USEC Inc.(a)(b)	1,378,967	6,619,042

		83,886,652
OFFICE FURNISHINGS – 0.24%
Herman Miller Inc.	695,688	7,416,034
HNI Corp.(b)	551,073	5,731,159
Interface Inc. Class A	662,994	1,982,352
Knoll Inc.	599,677	3,676,020

		18,805,565

OIL & GAS – 2.29%
Abraxas Petroleum Corp.(a)	512,619	527,998
Alon USA Energy Inc.(b)	134,952	1,848,842
American Oil & Gas Inc.(a)	451,344	347,535
Apco Argentina Inc.	45,538	501,829
Approach Resources Inc.(a)	112,538	697,736
Arena Resources Inc.(a)	469,386	11,959,955
Atlas America Inc.	428,261	3,747,284
ATP Oil & Gas Corp.(a)(b)	344,298	1,766,249
Berry Petroleum Co. Class A	528,592	5,793,368
Bill Barrett Corp.(a)(b)	453,507	10,085,996
BMB Munai Inc.(a)	488,040	283,063
BPZ Resources Inc.(a)(b)	881,382	3,261,113
Brigham Exploration Co.(a)	573,284	1,089,240
Bronco Drilling Co. Inc.(a)	325,881	1,714,134
Callon Petroleum Co.(a)	276,547	301,436
Cano Petroleum Inc.(a)(b)	588,187	252,920
Carrizo Oil & Gas Inc.(a)(b)	339,583	3,015,497
Cheniere Energy Inc.(a)(b)	602,917	2,568,426
Clayton Williams Energy Inc.(a)	66,972	1,958,261
Comstock Resources Inc.(a)	563,870	16,803,326
Concho Resources Inc.(a)	684,610	17,519,170
Contango Oil & Gas Co.(a)	162,961	6,388,071
Crosstex Energy Inc.	498,378	817,340
CVR Energy Inc.(a)	284,709	1,577,288
Delek US Holdings Inc.	164,537	1,704,603
Delta Petroleum Corp.(a)(b)	772,203	926,644
Double Eagle Petroleum Co.(a)	101,420	524,341
Endeavour International Corp.(a)	1,387,255	1,206,912
Energy XXI (Bermuda) Ltd.	1,531,401	574,275
EXCO Resources Inc.(a)	1,848,204	18,482,040
FX Energy Inc.(a)	498,545	1,385,955
Gasco Energy Inc.(a)(b)	1,157,022	451,239
GeoGlobal Resources Inc.(a)(b)	464,393	334,363
GeoMet Inc.(a)	225,768	130,945
GeoResources Inc.(a)(b)	74,416	500,076
GMX Resources Inc.(a)(b)	206,961	1,345,247
Goodrich Petroleum Corp.(a)(b)	279,042	5,402,253
Gran Tierra Energy Inc.(a)(b)	2,735,963	6,867,267
Gulfport Energy Corp.(a)	325,266	754,617
Harvest Natural Resources Inc.(a)	410,988	1,393,249
Houston American Energy Corp.	181,885	338,306
McMoRan Exploration Co.(a)(b)	745,155	3,502,229
Meridian Resource Corp. (The)(a)	948,503	199,186
Northern Oil and Gas Inc.(a)	264,886	953,590
Oilsands Quest Inc.(a)(b)	2,314,516	1,666,452
Panhandle Oil and Gas Inc.	91,690	1,569,733
Parallel Petroleum Corp.(a)	515,462	659,791
Parker Drilling Co.(a)(b)	1,402,970	2,581,465
Penn Virginia Corp.	514,299	5,647,003
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	184,328	2,176,914
PetroQuest Energy Inc.(a)	539,171	1,294,010
Pioneer Drilling Co.(a)	619,632	2,032,393
PrimeEnergy Corp.(a)	10,952	546,505
Quest Resource Corp.(a)	338,060	105,813
RAM Energy Resources Inc.(a)(b)	588,904	429,900
Rex Energy Corp.(a)	206,552	592,804
Rosetta Resources Inc.(a)	637,887	3,157,541
Stone Energy Corp.(a)	393,681	1,310,958
SulphCo Inc.(a)(b)	639,625	684,399

Swift Energy Co.(a)(b)	379,061	2,767,145
Toreador Resources Corp.	208,652	523,717
Tri-Valley Corp.(a)(b)	274,306	312,709
TXCO Resources Inc.(a)(b)	436,235	179,729
VAALCO Energy Inc.(a)	730,915	3,866,540
Venoco Inc.(a)	251,391	824,562
Warren Resources Inc.(a)	721,742	692,872
Western Refining Inc.(b)	369,552	4,412,451

		179,838,823
OIL & GAS SERVICES – 0.86%
Allis-Chalmers Energy Inc.(a)	345,778	667,352
Basic Energy Services Inc.(a)	512,433	3,315,442
Cal Dive International Inc.(a)	546,491	3,699,744
CARBO Ceramics Inc.	254,527	7,238,748
Complete Production Services Inc.(a)	594,531	1,831,155
Dawson Geophysical Co.(a)	96,709	1,305,572
Dril-Quip Inc.(a)	382,905	11,755,184
Flotek Industries Inc.(a)(b)	278,862	437,813
Geokinetics Inc.(a)	58,299	190,638
Gulf Island Fabrication Inc.	151,796	1,215,886
Hornbeck Offshore Services Inc.(a)	287,709	4,384,685
ION Geophysical Corp.(a)	1,115,530	1,740,227
Lufkin Industries Inc.	183,019	6,932,760
Matrix Service Co.(a)	322,595	2,651,731
Mitcham Industries Inc.(a)	119,726	456,156
NATCO Group Inc. Class A(a)	248,158	4,697,631
Natural Gas Services Group Inc.(a)	149,820	1,348,380
Newpark Resources Inc.(a)	1,112,978	2,815,834
RPC Inc.(b)	360,840	2,392,369
Superior Well Services Inc.(a)	204,820	1,050,727
T-3 Energy Services Inc.(a)	154,787	1,823,391
Trico Marine Services Inc.(a)(b)	165,102	346,714
Union Drilling Inc.(a)	175,308	666,170
Willbros Group Inc.(a)(b)	482,141	4,676,768

		67,641,077
PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)	67,077	1,024,266
BWAY Holding Co.(a)	94,359	744,493
Graphic Packaging Holding Co.(a)	1,779,023	1,547,750
Silgan Holdings Inc.	312,101	16,397,787

		19,714,296
PHARMACEUTICALS – 4.34%
ACADIA Pharmaceuticals Inc.(a)	404,739	384,502
Accelrys Inc.(a)	327,148	1,302,049
Acura Pharmaceuticals Inc.(a)(b)	99,082	636,106
Adolor Corp.(a)	572,857	1,168,628
Akorn Inc.(a)(b)	706,372	607,480
Alexza Pharmaceuticals Inc.(a)	292,212	645,789
Alkermes Inc.(a)	1,182,997	14,349,754
Allos Therapeutics Inc.(a)	657,335	4,062,330
Alnylam Pharmaceuticals Inc.(a)(b)	440,052	8,378,590
Amicus Therapeutics Inc.(a)	59,101	539,592
Ardea Biosciences Inc.(a)(b)	179,089	1,842,826
Array BioPharma Inc.(a)	595,151	1,571,199
Auxilium Pharmaceuticals Inc.(a)(b)	509,437	14,121,594
Biodel Inc.(a)(b)	135,904	708,060
BioForm Medical Inc.(a)(b)	263,624	321,621
Cadence Pharmaceuticals Inc.(a)	327,691	3,073,742
Caraco Pharmaceutical Laboratories Ltd.(a)	135,589	477,273
Catalyst Health Solutions Inc.(a)	407,904	8,084,657

China Sky One Medical Inc.(a)(b)	97,519	1,121,469
Cubist Pharmaceuticals Inc.(a)(b)	698,198	11,422,519
CV Therapeutics Inc.(a)	795,992	15,824,321
Cypress Bioscience Inc.(a)(b)	466,530	3,317,028
Dendreon Corp.(a)(b)	1,155,752	4,854,158
Depomed Inc.(a)	603,145	1,423,422
Discovery Laboratories Inc.(a)	1,210,603	1,476,936
DURECT Corp.(a)(b)	1,017,906	2,269,930
Dyax Corp.(a)	688,843	1,728,996
Emergent BioSolutions Inc.(a)	168,114	2,271,220
Idenix Pharmaceuticals Inc.(a)(b)	310,131	955,203
I-Flow Corp.(a)	267,163	975,145
Inspire Pharmaceuticals Inc.(a)	524,639	2,130,034
Isis Pharmaceuticals Inc.(a)(b)	1,117,052	16,766,951
Javelin Pharmaceuticals Inc.(a)(b)	608,652	876,459
Jazz Pharmaceuticals Inc.(a)	80,540	71,681
K-V Pharmaceutical Co. Class A(a)(b)	409,600	675,840
Ligand Pharmaceuticals Inc. Class B(a)	1,265,140	3,770,117
Mannatech Inc.(b)	193,146	643,176
MannKind Corp.(a)(b)	639,295	2,224,747
MAP Pharmaceuticals Inc.(a)	93,672	196,711
Medarex Inc.(a)	1,579,006	8,100,301
Medicines Co. (The)(a)	644,224	6,983,388
Medicis Pharmaceutical Corp. Class A	698,188	8,636,586
Medivation Inc.(a)(b)	315,309	5,760,695
MiddleBrook Pharmaceuticals Inc.(a)(b)	445,192	605,461
Nabi Biopharmaceuticals(a)	643,408	2,380,610
Neogen Corp.(a)	178,745	3,902,003
Neurocrine Biosciences Inc.(a)(b)	473,398	1,680,563
Noven Pharmaceuticals Inc.(a)	308,823	2,927,642
NPS Pharmaceuticals Inc.(a)	586,574	2,463,611
Obagi Medical Products Inc.(a)	222,182	1,195,339
Omega Protein Corp.(a)	225,350	594,924
Onyx Pharmaceuticals Inc.(a)	687,987	19,642,029
Opko Health Inc.(a)(b)	578,780	567,204
OSI Pharmaceuticals Inc.(a)(b)	707,946	27,086,014
Osiris Therapeutics Inc.(a)(b)	185,426	2,558,879
Pain Therapeutics Inc.(a)	425,660	1,787,772
Par Pharmaceutical Companies Inc.(a)	427,965	4,052,829
PetMed Express Inc.(a)(b)	294,108	4,846,900
Pharmasset Inc.(a)	252,225	2,474,327
PharMerica Corp.(a)	376,697	6,268,238
POZEN Inc.(a)(b)	323,845	1,981,931
Progenics Pharmaceuticals Inc.(a)	329,249	2,169,751
Questcor Pharmaceuticals Inc.(a)	626,723	3,083,477
Rigel Pharmaceuticals Inc.(a)	453,189	2,782,580
Salix Pharmaceuticals Ltd.(a)	592,440	5,628,180
Schiff Nutrition International Inc.(a)	112,050	504,225
Star Scientific Inc.(a)(b)	906,917	3,881,605
Sucampo Pharmaceuticals Inc.(a)	112,710	690,912
Synta Pharmaceuticals Corp.(a)(b)	214,769	459,606
Synutra International Inc.(a)(b)	127,599	1,047,588
Targacept Inc.(a)	218,738	586,218
Theravance Inc.(a)(b)	640,514	10,888,738
United Therapeutics Corp.(a)	326,488	21,577,592
USANA Health Sciences Inc.(a)(b)	81,819	1,829,473
Valeant Pharmaceuticals International(a) (b)	788,017	14,018,822
ViroPharma Inc.(a)	975,860	5,123,265
VIVUS Inc.(a)	857,701	3,705,268
XenoPort Inc.(a)	336,700	6,518,512
Zymogenetics Inc.(a)(b)	463,116	1,847,833

		340,112,746

REAL ESTATE – 0.19%
Avatar Holdings Inc.(a)(b)	76,277	1,142,629
Consolidated-Tomoka Land Co.	67,197	1,995,751
Forestar Group Inc.(a)(b)	442,313	3,383,694
FX Real Estate and Entertainment Inc.(a)	125,171	20,102
Grubb & Ellis Co.	425,584	268,118
Hilltop Holdings Inc.(a)	558,031	6,361,553
Meruelo Maddux Properties Inc.(a)	534,263	39,001
Resource Capital Corp.	264,995	805,585
Stratus Properties Inc.(a)	74,560	451,088
Thomas Properties Group Inc.	291,921	344,467
United Capital Corp.(a)	21,791	375,895

		15,187,883
REAL ESTATE INVESTMENT TRUSTS – 5.15%
Acadia Realty Trust	400,843	4,252,944
Agree Realty Corp.	96,667	1,516,705
Alexander’s Inc.	24,839	4,232,069
American Campus Communities Inc.	523,659	9,090,720
American Capital Agency Corp.(b)	124,453	2,129,391
Anthracite Capital Inc.(b)	729,882	248,160
Anworth Mortgage Asset Corp.	1,227,500	7,524,575
Arbor Realty Trust Inc.(b)	176,494	127,076
Ashford Hospitality Trust Inc.	982,306	1,512,751
Associated Estates Realty Corp.	126,046	715,941
BioMed Realty Trust Inc.	991,419	6,711,907
Capital Trust Inc. Class A	208,606	229,467
CapLease Inc.	551,005	1,085,480
Capstead Mortgage Corp.	781,232	8,390,432
Care Investment Trust Inc.	161,538	881,997
Cedar Shopping Centers Inc.	470,723	819,058
Chimera Investment Corp.	1,688,687	5,673,988
Cogdell Spencer Inc.	149,965	764,822
Colonial Properties Trust	583,134	2,221,741
Corporate Office Properties Trust	519,762	12,905,690
Cousins Properties Inc.(b)	306,033	1,970,853
DCT Industrial Trust Inc.	2,130,371	6,753,276
DiamondRock Hospitality Co.	1,164,897	4,671,237
DuPont Fabros Technology Inc.	149,979	1,031,856
EastGroup Properties Inc.	308,062	8,647,300
Education Realty Trust Inc.	354,421	1,236,929
Entertainment Properties Trust(b)	429,410	6,767,502
Equity Lifestyle Properties Inc.	251,761	9,592,094
Equity One Inc.(b)	398,340	4,855,765
Extra Space Storage Inc.	1,061,109	5,846,711
FelCor Lodging Trust Inc.	778,860	1,059,250
First Industrial Realty Trust Inc.(b)	550,079	1,347,694
First Potomac Realty Trust	340,844	2,505,203
Franklin Street Properties Corp.	730,617	8,986,589
Getty Realty Corp.	215,027	3,945,745
Glimcher Realty Trust	464,815	650,741
Gramercy Capital Corp.(b)	522,457	506,783
Hatteras Financial Corp.	192,451	4,809,350
Healthcare Realty Trust Inc.	727,770	10,909,272
Hersha Hospitality Trust	595,164	1,130,812
Highwoods Properties Inc.	786,379	16,844,238
Home Properties Inc.(b)	391,699	12,005,574
Inland Real Estate Corp.(b)	710,839	5,039,849
Investors Real Estate Trust	710,282	7,003,381
Kite Realty Group Trust	293,278	718,531
LaSalle Hotel Properties(b)	493,045	2,879,383
Lexington Realty Trust	997,176	2,373,279
LTC Properties Inc.	284,440	4,989,078

Maguire Properties Inc.(a)(b)	476,846	343,329
Medical Properties Trust Inc.(b)	988,395	3,607,642
MFA Financial Inc.	2,757,128	16,211,913
Mid-America Apartment Communities Inc.	349,197	10,765,744
Mission West Properties Inc.	242,539	1,552,250
Monmouth Real Estate Investment Corp. Class A	238,090	1,573,775
National Health Investors Inc.	275,433	7,400,885
National Retail Properties Inc.	970,070	15,365,909
Newcastle Investment Corp.(b)	650,366	422,738
NorthStar Realty Finance Corp.(b)	686,407	1,592,464
Omega Healthcare Investors Inc.	1,014,207	14,280,035
One Liberty Properties Inc.	98,594	347,051
Parkway Properties Inc.	187,517	1,931,425
Pennsylvania Real Estate Investment Trust(b)	429,229	1,523,763
Post Properties Inc.	545,615	5,532,536
PS Business Parks Inc.	185,772	6,845,698
RAIT Financial Trust(b)	765,097	933,418
Ramco-Gershenson Properties Trust	196,219	1,265,613
Realty Income Corp.(b)	1,253,900	23,598,398
Redwood Trust Inc.(b)	743,767	11,416,823
Saul Centers Inc.	116,480	2,675,546
Senior Housing Properties Trust	1,488,919	20,874,644
Sovran Self Storage Inc.	270,748	5,436,620
Strategic Hotels & Resorts Inc.	924,377	637,820
Sun Communities Inc.	201,820	2,387,531
Sunstone Hotel Investors Inc.	672,735	1,769,293
Tanger Factory Outlet Centers Inc.	390,359	12,046,479
Universal Health Realty Income Trust	147,163	4,301,574
Urstadt Biddle Properties Inc. Class A	257,422	3,454,603
U-Store-It Trust	614,032	1,240,345
Washington Real Estate Investment Trust(b)	648,040	11,211,092
Winthrop Realty Trust	138,371	956,144

		403,616,289
RETAIL – 5.86%
Aeropostale Inc.(a)	827,913	21,989,369
AFC Enterprises Inc.(a)	313,019	1,411,716
America’s Car-Mart Inc.(a)	124,448	1,691,248
Aristotle Corp. (The)(a)	14,635	50,637
Asbury Automotive Group Inc.	396,335	1,708,204
Bebe Stores Inc.	474,654	3,165,942
Big 5 Sporting Goods Corp.	272,349	1,598,689
BJ’s Restaurants Inc.(a)(b)	215,915	3,003,378
Blockbuster Inc. Class A(a)(b)	2,194,556	1,580,080
Bob Evans Farms Inc.	384,295	8,615,894
Borders Group Inc.(a)	767,161	483,311
Brown Shoe Co. Inc.	525,735	1,971,506
Buckle Inc. (The)	287,542	9,181,216
Buffalo Wild Wings Inc.(a)(b)	220,564	8,068,231
Build-A-Bear Workshop Inc.(a)	205,706	1,248,635
Cabela’s Inc.(a)(b)	487,188	4,438,283
Cache Inc.(a)	138,373	398,514
California Pizza Kitchen Inc.(a)	246,234	3,220,741
Casey’s General Stores Inc.	627,779	16,736,588
Cash America International Inc.	361,429	5,659,978
Casual Male Retail Group Inc.(a)	455,823	223,353
Cato Corp. (The) Class A	342,995	6,269,949
CEC Entertainment Inc.(a)	248,977	6,443,525
Charlotte Russe Holding Inc.(a)	258,479	2,106,604
Charming Shoppes Inc.(a)(b)	1,405,710	1,967,994
Cheesecake Factory Inc. (The)(a)	738,804	8,459,306
Chico’s FAS Inc.(a)	2,184,179	11,729,041

Children’s Place Retail Stores Inc. (The)(a)(b)	288,921	6,324,481
Christopher & Banks Corp.	437,686	1,790,136
Citi Trends Inc.(a)	176,802	4,046,998
CKE Restaurants Inc.	648,876	5,450,558
Coldwater Creek Inc.(a)	706,181	1,772,514
Collective Brands Inc.(a)(b)	790,960	7,703,950
Conn’s Inc.(a)(b)	122,242	1,716,278
Cracker Barrel Old Country Store Inc.(b)	273,992	7,847,131
Denny’s Corp.(a)	1,183,648	1,976,692
Dillard’s Inc. Class A(b)	706,692	4,028,144
DineEquity Inc.(b)	215,464	2,555,403
Domino’s Pizza Inc.(a)	485,023	3,176,901
Dress Barn Inc.(a)	558,015	6,858,004
DSW Inc. Class A(a)(b)	166,062	1,542,716
Einstein Noah Restaurant Group Inc.(a)	54,632	318,505
EZCORP Inc.(a)	556,597	6,439,827
FGX International Holdings Ltd.(a)	170,346	1,979,421
Finish Line Inc. (The) Class A	529,496	3,505,264
First Cash Financial Services Inc.(a)	246,381	3,676,005
Fred’s Inc.	494,641	5,579,550
Fuqi International Inc.(a)(b)	121,719	572,079
Genesco Inc.(a)(b)	238,169	4,484,722
Group 1 Automotive Inc.(b)	287,684	4,018,945
Haverty Furniture Companies Inc.	220,105	2,317,706
hhgregg Inc.(a)	155,420	2,199,193
Hibbett Sports Inc.(a)(b)	352,204	6,769,361
Hot Topic Inc.(a)	542,378	6,069,210
Insight Enterprises Inc.(a)	583,225	1,784,669
J. Crew Group Inc.(a)(b)	524,771	6,916,482
Jack in the Box Inc.(a)	727,430	16,941,845
Jo-Ann Stores Inc.(a)	314,689	5,142,018
Jos. A. Bank Clothiers Inc.(a)(b)	225,270	6,264,759
Kenneth Cole Productions Inc. Class A	112,929	721,616
Krispy Kreme Doughnuts Inc.(a)(b)	700,981	1,121,570
Landry’s Restaurants Inc.(b)	144,852	756,127
Luby’s Inc.(a)	263,750	1,295,013
lululemon athletica inc.(a)(b)	240,156	2,079,751
Lumber Liquidators Inc.(a)	117,062	1,492,541
MarineMax Inc.(a)	202,463	396,827
Men’s Wearhouse Inc. (The)	638,548	9,667,617
Movado Group Inc.	197,615	1,490,017
New York & Co. Inc.(a)	287,955	1,022,240
99 Cents Only Stores(a)(b)	581,630	5,374,261
Nu Skin Enterprises Inc. Class A	613,378	6,434,335
O’Charley’s Inc.	223,166	671,730
P.F. Chang’s China Bistro Inc.(a) (b)	299,601	6,854,871
Pacific Sunwear of California Inc.(a)	817,615	1,357,241
Pantry Inc. (The)(a)	274,904	4,841,059
Papa John’s International Inc.(a)	270,746	6,191,961
PC Connection Inc.(a)	117,986	448,347
PC Mall Inc.(a)	139,397	632,862
Pep Boys - Manny, Moe & Jack (The)	522,736	2,305,266
Pier 1 Imports Inc.(a)	1,109,203	621,154
PriceSmart Inc.	178,512	3,215,001
Red Robin Gourmet Burgers Inc.(a)	191,772	3,380,940
Regis Corp.	532,016	7,687,631
Retail Ventures Inc.(a)	358,109	544,326
Rex Stores Corp.(a)	99,508	1,066,726
Ruby Tuesday Inc.(a)	642,769	1,876,885
Rush Enterprises Inc. Class A(a)	417,394	3,723,154
Ruth’s Hospitality Group Inc.(a)	245,933	297,579
Sally Beauty Holdings Inc.(a)	1,168,457	6,636,836
School Specialty Inc.(a)(b)	233,107	4,100,352

Shoe Carnival Inc.(a)	109,070	1,128,875
Sonic Automotive Inc.(b)	330,219	528,350
Sonic Corp.(a)	741,493	7,429,760
Stage Stores Inc.	474,303	4,780,974
Steak n Shake Co. (The)(a)(b)	355,783	2,693,277
Stein Mart Inc.(a)	308,952	892,871
Susser Holdings Corp.(a)	97,429	1,309,446
Syms Corp.(a)	80,645	493,547
Systemax Inc.(a)(b)	137,265	1,773,464
Talbots Inc. (The)(b)	304,219	1,067,809
Texas Roadhouse Inc. Class A(a)(b)	611,402	5,826,661
Titan Machinery Inc.(a)(b)	91,112	819,097
Tractor Supply Co.(a)(b)	412,507	14,875,002
Tuesday Morning Corp.(a)	370,423	470,437
Tween Brands Inc.(a)	306,243	655,360
Ulta Salon Cosmetics & Fragrance Inc.(a)	251,758	1,666,638
Under Armour Inc. Class A(a)(b)	407,585	6,696,622
Wendy’s/Arby’s Group Inc. Class A	4,907,976	24,687,119
Wet Seal Inc. Class A(a)	1,140,299	3,831,405
World Fuel Services Corp.	355,779	11,253,290
Zale Corp.(a)(b)	397,914	775,932
Zumiez Inc.(a)(b)	243,442	2,361,387

		459,514,558
SAVINGS & LOANS – 1.41%
Abington Bancorp Inc.	276,112	2,286,207
Anchor BanCorp Wisconsin Inc.	234,741	316,900
BankFinancial Corp.	245,799	2,450,616
Beneficial Mutual Bancorp Inc.(a)	406,443	4,003,464
Berkshire Hills Bancorp Inc.	148,917	3,413,178
Brookline Bancorp Inc.	722,069	6,859,656
Brooklyn Federal Bancorp Inc.	40,828	450,333
Clifton Savings Bancorp Inc.	126,340	1,263,400
Danvers Bancorp Inc.	220,588	3,046,320
Dime Community Bancshares Inc.	292,824	2,746,689
ESSA Bancorp Inc.	194,841	2,593,334
First Financial Holdings Inc.	145,679	1,114,444
First Financial Northwest Inc.	255,177	2,128,176
First Niagara Financial Group Inc.	1,467,080	15,991,172
First Place Financial Corp.	209,883	705,207
Flagstar Bancorp Inc.(a)(b)	1,029,672	772,254
Flushing Financial Corp.	267,364	1,609,531
Fox Chase Bancorp Inc.(a)	74,350	702,608
Guaranty Financial Group Inc.(a)(b)	1,170,378	1,228,897
Home Federal Bancorp Inc.	80,718	704,668
Investors Bancorp Inc.(a)	544,909	4,615,379
Kearny Financial Corp.	220,270	2,308,430
Meridian Interstate Bancorp Inc.(a)	126,535	1,065,425
NASB Financial Inc.	40,378	1,005,816
NewAlliance Bancshares Inc.	1,344,371	15,782,916
Northwest Bancorp Inc.	211,565	3,575,449
OceanFirst Financial Corp.	109,046	1,114,450
Oritani Financial Corp.(a)	152,352	2,132,928
Provident Financial Services Inc.	740,054	7,999,984
Provident New York Bancorp	497,465	4,253,326
Rockville Financial Inc.	107,310	976,521
Roma Financial Corp.	106,029	1,373,076
United Community Financial Corp.	330,299	399,662
United Financial Bancorp Inc.	208,777	2,732,891
ViewPoint Financial Group	136,350	1,640,291
Waterstone Financial Inc.(a)	84,298	171,968
Westfield Financial Inc.	393,390	3,461,832
WSFS Financial Corp.	76,328	1,706,694

		110,704,092

SEMICONDUCTORS – 2.91%
Actel Corp.(a)	314,078	3,178,469
Advanced Analogic Technologies Inc.(a)	531,212	1,912,363
Amkor Technology Inc.(a)(b)	1,351,325	3,621,551
ANADIGICS Inc.(a)	778,590	1,611,681
Applied Micro Circuits Corp.(a)	802,021	3,897,822
Asyst Technologies Inc.(a)	617,859	173,001
ATMI Inc.(a)	397,148	6,127,994
AuthenTec Inc.(a)	313,098	463,385
Axcelis Technologies Inc.(a)	1,251,188	475,451
Bookham Inc.(a)	1,233,961	530,603
Brooks Automation Inc.(a)	788,102	3,633,150
Cabot Microelectronics Corp.(a)	290,510	6,980,955
Cavium Networks Inc.(a)(b)	375,298	4,330,939
CEVA Inc.(a)	246,934	1,797,680
Cirrus Logic Inc.(a)	804,397	3,024,533
Cohu Inc.	287,123	2,067,286
Diodes Inc.(a)	359,316	3,812,343
DSP Group Inc.(a)	287,260	1,240,963
EMCORE Corp.(a)(b)	914,506	685,880
Emulex Corp.(a)	1,047,331	5,268,075
Entegris Inc.(a)	1,413,843	1,215,905
Entropic Communications Inc.(a)	111,188	82,279
Exar Corp.(a)	464,783	2,900,246
FormFactor Inc.(a)	604,443	10,892,063
Hittite Microwave Corp.(a)	241,905	7,547,436
IPG Photonics Corp.(a)	237,708	2,001,501
IXYS Corp.	299,899	2,417,186
Kopin Corp.(a)	847,816	1,966,933
Kulicke and Soffa Industries Inc.(a)	752,141	1,970,609
Lattice Semiconductor Corp.(a)	1,428,539	1,971,384
LTX-Credence Corp.(a)	1,528,511	427,983
Mattson Technology Inc.(a)	614,923	517,150
Micrel Inc.	565,984	3,984,527
Microsemi Corp.(a)	1,023,221	11,869,364
Microtune Inc.(a)	664,442	1,209,284
MIPS Technologies Inc. Class A(a)	552,196	1,617,934
MKS Instruments Inc.(a)	616,474	9,043,674
Monolithic Power Systems Inc.(a)	322,702	5,001,881
NetLogic Microsystems Inc.(a)(b)	211,784	5,819,824
OmniVision Technologies Inc.(a)	631,748	4,245,347
Pericom Semiconductor Corp.(a)	273,929	2,002,421
Photronics Inc.(a)	523,631	502,686
PLX Technology Inc.(a)	344,072	746,636
PMC-Sierra Inc.(a)	2,707,276	17,272,421
Power Integrations Inc.	341,160	5,867,952
Rubicon Technology Inc.(a)(b)	163,119	866,162
Rudolph Technologies Inc.(a)	375,920	1,139,038
Semitool Inc.(a)	277,045	770,185
Semtech Corp.(a)	764,143	10,201,309
Silicon Image Inc.(a)	911,027	2,186,465
SiRF Technology Holdings Inc.(a)(b)	752,330	1,730,359
Skyworks Solutions Inc.(a)	2,017,878	16,264,097
Spansion Inc. Class A(a)	1,567,363	203,287
Standard Microsystems Corp.(a)	278,798	5,185,643
Supertex Inc.(a)	137,279	3,171,145
Techwell Inc.(a)	188,225	1,187,700
Tessera Technologies Inc.(a)	598,210	7,998,068
TriQuint Semiconductor Inc.(a)	1,778,317	4,392,443
Ultra Clean Holdings Inc.(a)	237,458	254,080
Ultratech Inc.(a)	289,112	3,611,009

Veeco Instruments Inc.(a)	395,571	2,638,459
Volterra Semiconductor Corp.(a)	281,532	2,376,130
Zoran Corp.(a)	640,611	5,637,377

		227,741,706
SOFTWARE – 4.55%
ACI Worldwide Inc.(a)	425,117	7,970,944
Actuate Corp.(a)	555,694	1,700,424
Acxiom Corp.	755,540	5,590,996
Advent Software Inc.(a)(b)	194,703	6,485,557
Allscripts-Misys Healthcare Solutions Inc.	1,806,176	18,585,551
American Reprographics Co.(a)	453,491	1,605,358
American Software Inc. Class A	277,691	1,463,432
ArcSight Inc.(a)	86,531	1,105,001
Avid Technology Inc.(a)(b)	374,605	3,423,890
Blackbaud Inc.	554,786	6,441,065
Blackboard Inc.(a)(b)	383,012	12,156,801
Bottomline Technologies Inc.(a)	272,809	1,795,083
Callidus Software Inc.(a)(b)	368,092	1,067,467
CommVault Systems Inc.(a)	528,813	5,801,079
Computer Programs and Systems Inc.	114,297	3,802,661
Concur Technologies Inc.(a)	533,375	10,235,466
CSG Systems International Inc.(a)	432,478	6,175,786
Deltek Inc.(a)	151,911	657,775
DemandTec Inc.(a)	248,485	2,174,244
Digi International Inc.(a)	319,323	2,449,207
DivX Inc.(a)	334,771	1,683,898
Double-Take Software Inc.(a)	213,568	1,443,720
Ebix Inc.(a)	79,662	1,979,601
Eclipsys Corp.(a)	672,403	6,818,166
Epicor Software Corp.(a)	733,806	2,795,801
EPIQ Systems Inc.(a)	437,471	7,887,602
Fair Isaac Corp.	601,479	8,462,810
FalconStor Software Inc.(a)	469,808	1,122,841
Guidance Software Inc.(a)	115,679	471,970
infoGROUP Inc.(a)	407,119	1,693,615
Informatica Corp.(a)	1,095,692	14,528,876
InnerWorkings Inc.(a)(b)	390,327	1,666,696
Interactive Intelligence Inc.(a)	163,736	1,483,448
JDA Software Group Inc.(a)	319,358	3,688,585
Lawson Software Inc.(a)	1,464,473	6,224,010
ManTech International Corp. Class A(a)	254,374	10,658,271
MedAssets Inc.(a)	225,791	3,217,522
MicroStrategy Inc. Class A(a)	112,315	3,840,050
Monotype Imaging Holdings Inc.(a)	186,746	698,430
MSC Software Corp.(a)	558,392	3,149,331
NetSuite Inc.(a)(b)	88,175	992,851
Omnicell Inc.(a)	385,932	3,017,988
Omniture Inc.(a)(b)	815,872	10,761,352
OpenTV Corp. Class A(a)	1,077,673	1,627,286
OPNET Technologies Inc.(a)	163,536	1,417,857
Parametric Technology Corp.(a)	1,425,586	14,227,348
Pegasystems Inc.	179,171	3,327,205
Phase Forward Inc.(a)	530,000	6,778,700
Phoenix Technologies Ltd.(a)	346,993	562,129
Progress Software Corp.(a)	513,848	8,920,401
PROS Holdings Inc.(a)	158,876	738,773
QAD Inc.	149,420	378,033
Quality Systems Inc.(b)	216,857	9,812,779
Quest Software Inc.(a)	814,842	10,332,197
Renaissance Learning Inc.	117,521	1,054,163
Schawk Inc.	187,487	1,132,421
SeaChange International Inc.(a)	381,930	2,184,640

Smith Micro Software Inc.(a)	377,152	1,972,505
Solera Holdings Inc.(a)	684,586	16,964,041
SPSS Inc.(a)	221,373	6,293,634
Sybase Inc.(a)	981,214	29,720,972
Synchronoss Technologies Inc.(a)	255,913	3,137,493
SYNNEX Corp.(a)	215,629	4,241,422
Take-Two Interactive Software Inc.	950,969	7,940,591
Taleo Corp. Class A(a)	322,506	3,812,021
THQ Inc.(a)	829,269	2,520,978
Trident Microsystems Inc.(a)	756,836	1,104,981
Ultimate Software Group Inc.(a)(b)	305,160	5,267,062
Unica Corp.(a)	167,857	810,749
VeriFone Holdings Inc.(a)(b)	844,922	5,745,470
Wind River Systems Inc.(a)	843,869	5,400,762

		356,401,834
STORAGE & WAREHOUSING – 0.06%
Mobile Mini Inc.(a)	428,576	4,937,196

		4,937,196
TELECOMMUNICATIONS – 4.37%
Acme Packet Inc.(a)	309,246	1,877,123
Adaptec Inc.(a)	1,499,151	3,597,962
ADTRAN Inc.	695,514	11,274,282
Airvana Inc.(a)	299,457	1,751,823
Alaska Communications Systems Group Inc.(b)	537,461	3,600,989
Anaren Inc.(a)	181,026	1,980,424
Anixter International Inc.(a)	369,624	11,709,688
Applied Signal Technology Inc.	156,112	3,158,146
ARRIS Group Inc.(a)	1,517,102	11,181,042
Aruba Networks Inc.(a)	649,763	2,040,256
Atheros Communications Inc.(a)	734,420	10,766,597
Atlantic Tele-Network Inc.	117,305	2,249,910
Avanex Corp.(a)	164,367	287,642
BigBand Networks Inc.(a)	408,127	2,673,232
Black Box Corp.	217,051	5,124,574
Cbeyond Inc.(a)	296,956	5,591,681
Centennial Communications Corp.(a)	833,190	6,882,149
Cincinnati Bell Inc.(a)	2,857,854	6,573,064
Comtech Telecommunications Corp.(a)	347,454	8,606,436
Consolidated Communications Holdings Inc.	286,374	2,938,197
CPI International Inc.(a)	116,237	1,092,628
EMS Technologies Inc.(a)	193,368	3,376,205
Extreme Networks Inc.(a)	1,095,344	1,664,923
FairPoint Communications Inc.(b)	1,106,950	863,421
FiberTower Corp.(a)	1,468,323	293,665
Finisar Corp.(a)(b)	4,919,189	2,164,443
General Communication Inc. Class A(a)	561,308	3,749,537
GeoEye Inc.(a)	223,398	4,412,111
Global Crossing Ltd.(a)	324,667	2,272,669
Globalstar Inc.(a)(b)	512,095	179,233
Globecomm Systems Inc.(a)	248,410	1,438,294
Harmonic Inc.(a)	1,164,489	7,569,179
Harris Stratex Networks Inc.(a)	316,601	1,218,914
Hughes Communications Inc.(a)	89,016	1,070,862
Hypercom Corp.(a)	657,241	630,951
ICO Global Communications (Holdings) Ltd.(a)	1,280,835	448,292
IDT Corp. Class B(a)	212,190	246,140
Infinera Corp.(a)	1,148,101	8,495,947
InterDigital Inc.(a)	561,528	14,498,653
Iowa Telecommunications Services Inc.	396,463	4,543,466
iPCS Inc.(a)	213,453	2,072,629
Ixia(a)	527,431	2,726,818

Knology Inc.(a)	352,187	1,451,010
Loral Space & Communications Inc.(a)	144,721	3,091,241
MasTec Inc.(a)	596,394	7,210,403
MRV Communications Inc.(a)	1,921,833	595,768
NETGEAR Inc.(a)	438,306	5,281,587
Neutral Tandem Inc.(a)	206,358	5,078,470
Newport Corp.(a)	445,906	1,970,905
NextWave Wireless Inc.(a)(b)	592,567	94,811
Novatel Wireless Inc.(a)	393,426	2,211,054
NTELOS Holdings Corp.	370,777	6,725,895
Oplink Communications Inc.(a)	257,255	1,980,864
Opnext Inc.(a)	332,930	569,310
ORBCOMM Inc.(a)(b)	385,585	566,810
PAETEC Holding Corp.(a)	1,534,558	2,209,764
ParkerVision Inc.(a)(b)	285,022	481,687
Plantronics Inc.	605,417	7,307,383
Polycom Inc.(a)	1,083,767	16,679,174
Powerwave Technologies Inc.(a)	1,634,013	970,604
Preformed Line Products Co.	32,878	1,237,528
Premiere Global Services Inc.(a)	765,038	6,747,635
RCN Corp.(a)	465,339	1,721,754
RF Micro Devices Inc.(a)	3,260,363	4,336,283
SAVVIS Inc.(a)(b)	464,869	2,877,539
Shenandoah Telecommunications Co.	291,783	6,652,652
ShoreTel Inc.(a)	530,423	2,286,123
Sonus Networks Inc.(a)	2,522,844	3,960,865
Starent Networks Corp.(a)(b)	369,005	5,833,969
Switch & Data Facilities Co. Inc.(a)	254,447	2,231,500
Sycamore Networks Inc.(a)	2,368,639	6,324,266
Symmetricom Inc.(a)	570,211	1,995,739
Syniverse Holdings Inc.(a)	634,710	10,003,030
Tekelec(a)	807,191	10,679,137
TerreStar Corp.(a)	709,155	397,127
3Com Corp.(a)	4,991,325	15,423,194
tw telecom inc.(a)	1,797,468	15,727,845
USA Mobility Inc.	241,452	2,223,773
UTStarcom Inc.(a)(b)	1,367,220	1,066,432
Viasat Inc.(a)	314,188	6,541,394
Virgin Mobile USA Inc. Class A(a)	371,638	479,413
Vonage Holdings Corp.(a)(b)	635,665	254,266

		342,372,401
TEXTILES – 0.12%
G&K Services Inc. Class A	229,504	4,339,921
UniFirst Corp.	178,084	4,957,859

		9,297,780
TOYS, GAMES & HOBBIES – 0.28%
JAKKS Pacific Inc.(a)(b)	338,701	4,182,957
LeapFrog Enterprises Inc.(a)	414,635	572,196
Marvel Entertainment Inc.(a)	605,686	16,080,963
RC2 Corp.(a)	216,674	1,141,872

		21,977,988
TRANSPORTATION – 1.76%
American Commercial Lines Inc.(a)	442,156	1,401,635
Arkansas Best Corp.	280,473	5,334,596
Atlas Air Worldwide Holdings Inc.(a)	164,998	2,862,715
Bristow Group Inc.(a)(b)	300,206	6,433,415
CAI International Inc.(a)	89,871	254,335
Celadon Group Inc.(a)	274,049	1,520,972
DHT Maritime Inc.	485,568	1,864,581
Dynamex Inc.(a)	108,366	1,417,427

Eagle Bulk Shipping Inc.(b)	580,586	2,467,491
Forward Air Corp.	356,602	5,787,650
Genco Shipping & Trading Ltd.(b)	301,498	3,720,485
General Maritime Corp.(b)	601,200	4,208,400
Genesee & Wyoming Inc. Class A(a)	380,267	8,080,674
Golar LNG Ltd.	440,289	1,510,191
GulfMark Offshore Inc.(a)	279,251	6,662,929
Heartland Express Inc.	652,529	9,663,954
Horizon Lines Inc. Class A(b)	371,622	1,126,015
Hub Group Inc. Class A(a)	458,267	7,790,539
International Shipholding Corp.	70,184	1,380,519
Knight Transportation Inc.(b)	708,665	10,743,361
Knightsbridge Tankers Ltd.	211,571	3,078,358
Marten Transport Ltd.(a)	189,001	3,530,539
Nordic American Tanker Shipping Ltd.(b)	469,161	13,746,417
Old Dominion Freight Line Inc.(a)	342,941	8,055,684
Pacer International Inc.	430,281	1,505,984
Patriot Transportation Holding Inc.(a) (b)	19,161	1,194,114
PHI Inc.(a)	169,000	1,686,620
Saia Inc.(a)	167,015	1,995,829
Ship Finance International Ltd.(b)	524,386	3,439,972
TBS International Ltd.(a)	131,101	963,592
Teekay Tankers Ltd. Class A(b)	167,637	1,594,228
Ultrapetrol (Bahamas) Ltd.(a)	286,209	772,764
Universal Truckload Services Inc.	73,469	1,053,545
Werner Enterprises Inc.	526,169	7,955,675
YRC Worldwide Inc.(a)(b)	707,846	3,178,229

		137,983,434
TRUCKING & LEASING – 0.12%
Aircastle Ltd.	578,162	2,688,453
AMERCO(a)	116,109	3,893,135
Greenbrier Companies Inc. (The)	203,547	744,982
TAL International Group Inc.	179,699	1,315,397
Textainer Group Holdings Ltd.	119,066	803,696

		9,445,663
WATER – 0.46%
American States Water Co.	213,786	7,764,708
California Water Service Group	243,135	10,177,631
Connecticut Water Service Inc.	104,332	2,115,853
Consolidated Water Co. Ltd.(b)	179,777	1,950,580
Middlesex Water Co.	164,471	2,368,382
PICO Holdings Inc.(a)	200,404	6,026,148
SJW Corp.	162,755	4,138,860
Southwest Water Co.	306,190	1,316,617

		35,858,779

TOTAL COMMON STOCKS
(Cost: $15,490,153,134)		7,822,427,384

Security	Shares	Value
RIGHTS – 0.00%

INSURANCE – 0.00%
United America Indemnity Ltd.(a)(b)(c)	214,543	100,556

		100,556

TOTAL RIGHTS
(Cost: $0)		100,556

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 12.65%

MONEY MARKET FUNDS – 12.65%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(d)(e)(f)	843,759,797	843,759,797
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(d)(e)(f)	134,707,185	134,707,185
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	12,266,443	12,266,443

		990,733,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $990,733,425)		990,733,425

TOTAL INVESTMENTS IN SECURITIES – 112.48%
(Cost: $16,480,886,559)		8,813,261,365
Other Assets, Less Liabilities – (12.48)%		(977,558,118)

NET ASSETS – 100.00%		$7,835,703,247

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.13%
Gaiam Inc. Class A(a)	120,650	$395,732
Harte-Hanks Inc.	31,190	166,866
inVentiv Health Inc.(a)	225,008	1,836,065
Marchex Inc. Class B	143,378	493,220

		2,891,883
AEROSPACE & DEFENSE – 1.91%
AAR Corp.(a)(b)	60,306	756,237
AeroVironment Inc.(a)(b)	73,639	1,539,055
Argon ST Inc.(a)	77,853	1,476,871
Curtiss-Wright Corp.	258,218	7,243,015
Esterline Technologies Corp.(a)	165,560	3,342,656
GenCorp Inc.(a)(b)	385,146	816,510
HEICO Corp.	150,871	3,666,165
Herley Industries Inc.(a)	31,727	379,455
Kaman Corp.	9,719	121,876
LMI Aerospace Inc.(a)	36,908	267,214
Moog Inc. Class A(a)	29,907	683,973
Orbital Sciences Corp.(a)	397,202	4,722,732
Teledyne Technologies Inc.(a)	240,826	6,425,238
TransDigm Group Inc.(a)	226,021	7,422,530
Triumph Group Inc.	63,160	2,412,712

		41,276,239
AGRICULTURE – 0.35%
AgFeed Industries Inc.(a)(b)	133,065	300,727
Alico Inc.	18,982	455,568
Alliance One International Inc.(a)	434,535	1,668,614
Cadiz Inc.(a)	80,440	641,911
Tejon Ranch Co.(a)	75,324	1,556,947
Vector Group Ltd.(b)	223,368	2,901,550

		7,525,317
AIRLINES – 0.39%
AirTran Holdings Inc.(a)(b)	414,964	1,888,086
Allegiant Travel Co.(a)(b)	78,098	3,550,335
Hawaiian Holdings Inc.(a)	258,658	964,794
UAL Corp.(a)	460,878	2,064,733

		8,467,948
APPAREL – 1.35%
American Apparel Inc.(a)(b)	227,983	665,710
Cherokee Inc.	28,627	446,581
Crocs Inc.(a)(b)	528,142	628,489
Deckers Outdoor Corp.(a)	88,732	4,706,345
G-III Apparel Group Ltd.(a)	58,579	323,356
Gymboree Corp.(a)	139,781	2,984,324
Iconix Brand Group Inc.(a)	279,479	2,473,389

Maidenform Brands Inc.(a)	77,495	709,854
Perry Ellis International Inc.(a)	43,977	152,160
SKECHERS U.S.A. Inc. Class A(a)	15,296	102,024
True Religion Apparel Inc.(a)(b)	115,712	1,366,559
Volcom Inc.(a)(b)	123,999	1,202,790
Warnaco Group Inc. (The)(a)	309,401	7,425,624
Weyco Group Inc.	27,832	721,405
Wolverine World Wide Inc.	338,119	5,267,894

		29,176,504
AUTO MANUFACTURERS – 0.06%
Force Protection Inc.(a)	268,669	1,289,611

		1,289,611
AUTO PARTS & EQUIPMENT – 0.22%
Amerigon Inc. Class A(a)	149,720	553,964
Exide Technologies Inc.(a)	513,271	1,539,813
Fuel Systems Solutions Inc.(a)(b)	77,573	1,045,684
Hayes Lemmerz International Inc.(a)	78,691	14,558
Spartan Motors Inc.	16,520	66,410
Titan International Inc.	234,855	1,181,321
Wonder Auto Technology Inc.(a)	99,995	357,982

		4,759,732
BANKS – 0.94%
Cardinal Financial Corp.	103,630	594,836
Cass Information Systems Inc.	45,371	1,471,382
Enterprise Financial Services Corp.	37,301	364,058
First Financial Bankshares Inc.	25,242	1,215,907
Hancock Holding Co.	13,106	409,956
Pinnacle Financial Partners Inc.(a)	36,770	871,817
PrivateBancorp Inc.(b)	146,427	2,117,334
S.Y. Bancorp Inc.	10,855	263,776
Signature Bank(a)(b)	212,938	6,011,240
Smithtown Bancorp Inc.	12,463	140,583
Suffolk Bancorp(b)	26,111	678,625
SVB Financial Group(a)	42,574	851,906
TrustCo Bank Corp. NY	179,199	1,078,778
Westamerica Bancorporation(b)	90,351	4,116,392

		20,186,590
BEVERAGES – 0.47%
Boston Beer Co. Inc. Class A(a)	57,096	1,191,023
Coca-Cola Bottling Co. Consolidated	27,534	1,433,145
Green Mountain Coffee Roasters Inc.(a) (b)	116,850	5,608,800
National Beverage Corp.(a)	4,919	45,107
Peet’s Coffee & Tea Inc.(a)	89,484	1,934,644

		10,212,719
BIOTECHNOLOGY – 6.82%
Acorda Therapeutics Inc.(a)	251,642	4,985,028
Affymax Inc.(a)	88,322	1,422,867
Affymetrix Inc.(a)(b)	254,056	830,763
Alexion Pharmaceuticals Inc.(a)	555,218	20,909,510
AMAG Pharmaceuticals Inc.(a)(b)	115,386	4,242,743
American Oriental Bioengineering Inc.(a) (b)	417,467	1,611,423
Arena Pharmaceuticals Inc.(a)	134,091	403,614
ARIAD Pharmaceuticals Inc.(a)	587,617	699,264
ArQule Inc.(a)	271,855	1,125,480
BioMimetic Therapeutics Inc.(a)	88,844	630,792
Bio-Rad Laboratories Inc. Class A(a)	128,871	8,492,599
Cambrex Corp.(a)	115,243	262,754
Celera Corp.(a)	203,540	1,553,010

Cell Genesys Inc.(a)(b)	576,581	167,151
Celldex Therapeutics Inc.(a)	100,473	654,079
Cougar Biotechnology Inc.(a)	101,334	3,262,955
CryoLife Inc.(a)	191,039	989,582
Cytokinetics Inc.(a)	214,616	364,847
Cytori Therapeutics Inc.(a)(b)	149,851	257,744
Enzo Biochem Inc.(a)	170,782	686,544
Enzon Pharmaceuticals Inc.(a)(b)	304,602	1,848,934
Exelixis Inc.(a)(b)	712,939	3,279,519
Facet Biotech Corp.(a)	161,425	1,533,537
Genomic Health Inc.(a)	94,856	2,312,589
Geron Corp.(a)(b)	369,320	1,650,860
GTx Inc.(a)(b)	126,372	1,337,016
Halozyme Therapeutics Inc.(a)(b)	414,992	2,265,856
Human Genome Sciences Inc.(a)	103,796	86,151
Idera Pharmaceuticals Inc.(a)(b)	137,632	890,479
ImmunoGen Inc.(a)	345,249	2,451,268
Immunomedics Inc.(a)(b)	443,565	425,822
Incyte Corp.(a)	521,977	1,221,426
Integra LifeSciences Holdings Corp.(a)	120,966	2,991,489
InterMune Inc.(a)(b)	238,100	3,914,364
Lexicon Pharmaceuticals Inc.(a)	155,693	169,705
Marshall Edwards Inc.(a)(b)	127,596	51,038
Martek Biosciences Corp.(b)	223,745	4,083,346
Maxygen Inc.(a)	70,487	479,312
Molecular Insight Pharmaceuticals Inc.(a)	116,552	414,925
Momenta Pharmaceuticals Inc.(a)	180,579	1,988,175
Myriad Genetics Inc.(a)	606,694	27,586,376
Nanosphere Inc.(a)	85,080	422,848
Nektar Therapeutics(a)	264,309	1,424,626
Novavax Inc.(a)	387,912	395,670
Optimer Pharmaceuticals Inc.(a)	194,539	2,565,969
Orexigen Therapeutics Inc.(a)	136,418	356,051
PDL BioPharma Inc.	811,361	5,744,436
Protalix BioTherapeutics Inc.(a)	71,096	142,192
Regeneron Pharmaceuticals Inc.(a)	421,902	5,847,562
Repligen Corp.(a)	210,200	1,006,858
Rexahn Pharmaceuticals Inc.(a)(b)	192,664	134,865
RTI Biologics Inc.(a)	367,796	1,048,219
Sangamo BioSciences Inc.(a)(b)	248,361	1,050,567
Savient Pharmaceuticals Inc.(a)(b)	368,248	1,822,828
Seattle Genetics Inc.(a)	444,122	4,379,043
Sequenom Inc.(a)(b)	412,401	5,864,342
XOMA Ltd.(a)	893,481	473,545

		147,214,557
BUILDING MATERIALS – 0.39%
AAON Inc.	91,367	1,655,570
Apogee Enterprises Inc.	99,801	1,095,815
China Architectural Engineering Inc.(a)	126,368	123,841
Drew Industries Inc.(a)	11,291	98,006
Quanex Building Products Corp.	163,522	1,242,767
Texas Industries Inc.(b)	158,939	3,973,475
Trex Co. Inc.(a)(b)	29,136	222,308

		8,411,782
CHEMICALS – 1.04%
Aceto Corp.	9,625	57,365
American Vanguard Corp.	120,321	1,552,141
Arch Chemicals Inc.	57,856	1,096,950
Balchem Corp.	123,143	3,094,584
Ferro Corp.	258,241	369,285
ICO Inc.(a)	69,564	143,302

Innophos Holdings Inc.	36,723	414,235
Innospec Inc.	96,336	363,187
Landec Corp.(a)	157,856	879,258
Minerals Technologies Inc.	59,231	1,898,354
NewMarket Corp.	91,666	4,060,804
NL Industries Inc.	26,559	265,590
Quaker Chemical Corp.	62,288	494,567
ShengdaTech Inc.(a)(b)	202,064	626,398
Solutia Inc.(a)	492,114	920,253
Stepan Co.	17,897	488,588
Symyx Technologies Inc.(a)	120,199	534,886
W.R. Grace & Co.(a)	376,998	2,382,627
Zep Inc.	143,367	1,466,644
Zoltek Companies Inc.(a)(b)	188,805	1,285,762

		22,394,780
COAL – 0.20%
International Coal Group Inc.(a)(b)	864,969	1,392,600
James River Coal Co.(a)	186,068	2,296,079
National Coal Corp.(a)	169,221	230,141
Westmoreland Coal Co.(a)	59,100	423,747

		4,342,567
COMMERCIAL SERVICES – 7.90%
Administaff Inc.	146,746	3,100,743
Advance America Cash Advance Centers Inc.	89,869	151,879
Advisory Board Co. (The)(a)	109,414	1,814,084
Albany Molecular Research Inc.(a)	60,566	571,137
American Public Education Inc.(a)	74,915	3,150,925
AMN Healthcare Services Inc.(a)	212,232	1,082,383
Arbitron Inc.	185,125	2,778,726
Bankrate Inc.(a)(b)	86,735	2,164,038
Bowne & Co. Inc.	15,395	49,418
Capella Education Co.(a)	96,974	5,139,622
Cardtronics Inc.(a)	79,370	140,485
CBIZ Inc.(a)	305,445	2,128,952
CDI Corp.	7,248	70,451
Cenveo Inc.(a)	329,397	1,070,540
Chemed Corp.	112,524	4,377,184
China Direct Inc.(a)	44,985	56,681
Coinstar Inc.(a)	189,746	6,216,079
Consolidated Graphics Inc.(a)	38,050	483,996
Corinthian Colleges Inc.(a)(b)	578,148	11,244,979
CorVel Corp.(a)	54,810	1,108,258
CoStar Group Inc.(a)(b)	133,005	4,023,401
CRA International Inc.(a)	47,040	888,115
Cross Country Healthcare Inc.(a)	37,291	244,256
Deluxe Corp.	183,397	1,766,113
Dollar Financial Corp.(a)	164,432	1,565,393
DynCorp International Inc.(a)	10,978	146,337
Emergency Medical Services Corp. Class A(a)(b)	28,917	907,705
ExlService Holdings Inc.(a)	95,476	823,003
Exponent Inc.(a)	64,322	1,629,276
Forrester Research Inc.(a)	105,960	2,178,538
Gartner Inc.(a)(b)	402,395	4,430,369
GEO Group Inc. (The)(a)	346,877	4,596,120
Global Cash Access Inc.(a)	171,248	654,167
Grand Canyon Education Inc.(a)	62,349	1,076,144
Hackett Group Inc. (The)(a)	276,782	559,100
Healthcare Services Group Inc.	268,889	4,025,268
Heartland Payment Systems Inc.	167,507	1,107,221
Hill International Inc.(a)	160,299	487,309
HMS Holdings Corp.(a)	169,735	5,584,281

Hudson Highland Group Inc.(a)	140,911	156,411
Huron Consulting Group Inc.(a)(b)	141,179	5,990,225
ICF International Inc.(a)	2,508	57,609
ICT Group Inc.(a)	24,711	137,640
Integrated Electrical Services Inc.(a)	11,056	100,831
Interactive Data Corp.	118,394	2,943,275
K12 Inc.(a)(b)	42,865	595,823
Kendle International Inc.(a)(b)	88,132	1,847,247
Kenexa Corp.(a)	120,794	651,080
Kforce Inc.(a)	26,401	185,599
Korn/Ferry International(a)	21,883	198,260
Landauer Inc.	34,120	1,729,202
Learning Tree International Inc.(a)	60,832	515,247
LECG Corp.(a)	63,893	162,288
Lincoln Educational Services Corp.(a)	13,665	250,343
MAXIMUS Inc.	15,658	624,128
McGrath RentCorp	108,790	1,714,530
Michael Baker Corp.(a)	7,041	183,066
Midas Inc.(a)	93,605	741,352
Monro Muffler Brake Inc.	8,724	238,427
Multi-Color Corp.	63,784	780,078
National Research Corp.	8,632	214,419
Navigant Consulting Inc.(a)	327,730	4,283,431
Net 1 UEPS Technologies Inc.(a)	339,896	5,169,818
Odyssey Marine Exploration Inc.(a)(b)	287,242	973,750
PAREXEL International Corp.(a)	385,662	3,752,491
Pre-Paid Legal Services Inc.(a)	49,928	1,449,410
PRG-Schultz International Inc.(a)	104,132	295,735
Princeton Review Inc. (The)(a)(b)	88,103	383,248
Protection One Inc.(a)(b)	40,947	130,621
Providence Service Corp. (The)(a)	69,989	481,524
Resources Connection Inc.(a)	309,562	4,668,195
RiskMetrics Group Inc.(a)(b)	145,462	2,078,652
Rollins Inc.	282,884	4,851,461
RSC Holdings Inc.(a)(b)	322,613	1,696,944
Sotheby’s Holdings Inc. Class A	459,125	4,132,125
Spherion Corp.(a)	172,093	357,953
Standard Parking Corp.(a)	40,078	657,279
Steiner Leisure Ltd.(a)	56,957	1,390,320
SuccessFactors Inc.(a)	166,970	1,273,981
Team Inc.(a)	125,756	1,473,860
TeleTech Holdings Inc.(a)	246,773	2,687,358
TNS Inc.(a)	148,951	1,218,419
TrueBlue Inc.(a)	28,466	234,844
Universal Technical Institute Inc.(a)	55,078	660,936
Valassis Communications Inc.(a)	157,280	246,930
VistaPrint Ltd.(a)(b)	300,142	8,250,904
Watson Wyatt Worldwide Inc.	193,366	9,546,479
Wright Express Corp.(a)	249,083	4,538,292

		170,494,716
COMPUTERS – 3.53%
CACI International Inc. Class A(a)	42,071	1,535,171
Cogo Group Inc.(a)(b)	161,178	1,076,669
Compellent Technologies Inc.(a)	95,584	1,037,086
Cray Inc.(a)	60,680	212,380
Data Domain Inc.(a)(b)	235,966	2,966,093
Digimarc Corp.(a)	32,414	315,064
Echelon Corp.(a)(b)	201,270	1,628,274
Furmanite Corp.(a)	181,966	565,914
iGATE Corp.	148,270	480,395
Immersion Corp.(a)	98,696	289,179
Integral Systems Inc.(a)	114,271	982,731

Isilon Systems Inc.(a)	167,922	369,428
Jack Henry & Associates Inc.	470,918	7,685,382
Limelight Networks Inc.(a)	104,628	350,504
Magma Design Automation Inc.(a)	293,975	220,481
Manhattan Associates Inc.(a)	167,988	2,909,552
Maxwell Technologies Inc.(a)	134,451	934,434
Mentor Graphics Corp.(a)	41,171	182,799
MICROS Systems Inc.(a)	554,067	10,388,756
MTS Systems Corp.	41,620	946,855
NCI Inc. Class A(a)	44,199	1,149,174
Ness Technologies Inc.(a)	23,519	69,381
Netezza Corp.(a)	270,524	1,839,563
NetScout Systems Inc.(a)	168,919	1,209,460
Palm Inc.(a)(b)	622,415	5,365,217
Quantum Corp.(a)	783,874	525,196
Rackable Systems Inc.(a)	22,314	90,595
Radiant Systems Inc.(a)	185,148	816,503
Rimage Corp.(a)	3,747	50,022
Riverbed Technology Inc.(a)	380,642	4,978,797
Sigma Designs Inc.(a)(b)	149,788	1,863,363
SRA International Inc. Class A(a)	155,505	2,285,923
STEC Inc.(a)(b)	210,611	1,552,203
Stratasys Inc.(a)	139,754	1,155,766
Super Micro Computer Inc.(a)	136,035	669,292
Sykes Enterprises Inc.(a)	224,295	3,730,026
Synaptics Inc.(a)(b)	231,207	6,187,099
Syntel Inc.(b)	88,414	1,819,560
3D Systems Corp.(a)(b)	107,860	710,797
3PAR Inc.(a)	186,637	1,226,205
Tyler Technologies Inc.(a)(b)	240,602	3,520,007
Virtusa Corp.(a)	42,393	262,837

		76,154,133
COSMETICS & PERSONAL CARE – 0.29%
Chattem Inc.(a)(b)	109,741	6,150,983
Inter Parfums Inc.	5,335	31,103

		6,182,086
DISTRIBUTION & WHOLESALE – 1.07%
Beacon Roofing Supply Inc.(a)	142,552	1,908,771
BMP Sunstone Corp.(a)(b)	138,788	448,285
Chindex International Inc.(a)	74,712	371,319
Houston Wire & Cable Co.(b)	122,452	949,003
MWI Veterinary Supply Inc.(a)	70,195	1,999,154
Owens & Minor Inc.	254,387	8,427,841
Pool Corp.	262,936	3,523,342
ScanSource Inc.(a)	135,619	2,519,801
Watsco Inc.	84,564	2,877,713

		23,025,229
DIVERSIFIED FINANCIAL SERVICES – 1.53%
Asset Acceptance Capital Corp.(a)(b)	79,184	420,467
BGC Partners Inc. Class A	120,299	265,861
Broadpoint Securities Group Inc.(a)	27,788	91,700
Cohen & Steers Inc.(b)	71,915	802,571
Credit Acceptance Corp.(a)(b)	25,129	540,022
Diamond Hill Investment Group Inc.(a)	13,950	548,514
Doral Financial Corp.(a)(b)	2,237	4,027
Duff & Phelps Corp. Class A(a)	72,052	1,134,819
Epoch Holding Corp.	56,461	387,887
FCStone Group Inc.(a)	157,952	360,131
First Marblehead Corp. (The)(a)(b)	243,654	314,314
GAMCO Investors Inc. Class A	16,840	549,826

GFI Group Inc.	452,324	1,451,960
Greenhill & Co. Inc.(b)	123,637	9,130,592
Interactive Brokers Group Inc. Class A(a) (b)	275,795	4,448,573
International Assets Holding Corp.(a)	27,939	284,698
KBW Inc.(a)	8,727	177,594
Knight Capital Group Inc. Class A(a)	79,185	1,167,187
Ladenburg Thalmann Financial Services Inc.(a)(b)	686,801	364,005
NewStar Financial Inc.(a)	48,923	113,501
optionsXpress Holdings Inc.	289,065	3,286,669
Portfolio Recovery Associates Inc.(a) (b)	67,588	1,814,062
Pzena Investment Management Inc. Class A(b)	40,288	76,950
Stifel Financial Corp.(a)	9,792	424,092
TradeStation Group Inc.(a)	218,147	1,439,770
U.S. Global Investors Inc. Class A	72,216	351,692
Westwood Holdings Group Inc.	30,974	1,210,774
World Acceptance Corp.(a)	111,109	1,899,964

		33,062,222
ELECTRIC – 0.87%
EnerNOC Inc.(a)(b)	6,563	95,426
ITC Holdings Corp.	335,836	14,649,166
Ormat Technologies Inc.	122,090	3,352,591
Pike Electric Corp.(a)	38,281	354,099
Synthesis Energy Systems Inc.(a)	99,294	65,534
U.S. Geothermal Inc.(a)	414,726	294,455

		18,811,271
ELECTRICAL COMPONENTS & EQUIPMENT – 1.20%
Advanced Battery Technologies Inc.(a)	295,233	631,799
Advanced Energy Industries Inc.(a)	47,518	357,811
American Superconductor Corp.(a)(b)	285,208	4,936,950
Beacon Power Corp.(a)(b)	590,716	277,637
Belden Inc.	96,639	1,208,954
Capstone Turbine Corp.(a)(b)	1,197,702	862,345
China BAK Battery Inc.(a)	168,546	288,214
Coleman Cable Inc.(a)(b)	38,148	81,255
Energy Conversion Devices Inc.(a)(b)	306,160	4,062,743
EnerSys Inc.(a)	57,739	699,797
Fushi Copperweld Inc.(a)(b)	96,379	462,619
GrafTech International Ltd.(a)	669,943	4,126,849
Graham Corp.(b)	67,181	602,614
Harbin Electric Inc.(a)(b)	49,783	306,165
Insteel Industries Inc.	10,989	76,483
Littelfuse Inc.(a)	64,102	704,481
Medis Technologies Ltd.(a)(b)	195,755	86,132
Orion Energy Systems Inc.(a)(b)	59,154	260,869
Powell Industries Inc.(a)	47,306	1,670,375
Power-One Inc.(a)(b)	31,547	27,761
PowerSecure International Inc.(a)	114,669	392,168
Ultralife Corp.(a)	85,303	659,392
Universal Display Corp.(a)(b)	196,055	1,797,824
Valence Technology Inc.(a)(b)	283,163	603,137
Vicor Corp.	131,166	641,402

		25,825,776
ELECTRONICS – 2.42%
American Science and Engineering Inc.	61,686	3,442,079
Analogic Corp.	91,314	2,923,874
Axsys Technologies Inc.(a)	62,824	2,641,121
Badger Meter Inc.	91,996	2,657,764
Bel Fuse Inc. Class B	5,296	71,178
Benchmark Electronics Inc.(a)	79,988	895,866
China Security & Surveillance Technology Inc.(a)(b)	213,101	818,308

Cogent Inc.(a)	162,932	1,938,891
Cymer Inc.(a)	50,323	1,120,190
Daktronics Inc.	221,996	1,454,074
Dionex Corp.(a)	124,543	5,884,657
FARO Technologies Inc.(a)	113,072	1,519,688
ICx Technologies Inc.(a)(b)	49,932	202,225
II-VI Inc.(a)	166,583	2,861,896
L-1 Identity Solutions Inc.(a)	57,071	291,633
LaBarge Inc.(a)	74,661	624,913
Multi-Fineline Electronix Inc.(a)(b)	51,307	864,010
NVE Corp.(a)(b)	31,950	920,479
OSI Systems Inc.(a)	85,403	1,303,250
OYO Geospace Corp.(a)	27,357	357,282
Park Electrochemical Corp.	113,384	1,959,276
Plexus Corp.(a)	247,135	3,415,406
Rofin-Sinar Technologies Inc.(a)	201,586	3,249,566
Sanmina-SCI Corp.(a)	1,111,743	339,082
Sonic Solutions Inc.(a)	88,099	105,719
Taser International Inc.(a)	424,298	1,985,715
Technitrol Inc.	17,585	30,070
TTM Technologies Inc.(a)	34,966	202,803
Varian Inc.(a)	189,988	4,510,315
Woodward Governor Co.	314,656	3,517,854

		52,109,184
ENERGY - ALTERNATE SOURCES – 0.45%
Akeena Solar Inc.(a)(b)	138,583	155,213
Ascent Solar Technologies Inc.(a)(b)	49,272	200,044
Clean Energy Fuels Corp.(a)(b)	167,375	1,019,314
Comverge Inc.(a)(b)	140,231	974,605
Ener1 Inc.(a)(b)	274,198	1,417,604
Evergreen Energy Inc.(a)(b)	838,427	1,167,090
Evergreen Solar Inc.(a)(b)	971,053	2,068,343
FuelCell Energy Inc.(a)(b)	464,889	1,115,734
GreenHunter Energy Inc.(a)(b)	28,145	53,475
GT Solar International Inc.(a)	137,834	915,218
Headwaters Inc.(a)	40,568	127,384
Pacific Ethanol Inc.(a)(b)	231,310	76,332
Quantum Fuel Systems Technologies Worldwide Inc.(a)	550,866	440,693

		9,731,049
ENGINEERING & CONSTRUCTION – 0.52%
EMCOR Group Inc.(a)	178,714	3,068,519
ENGlobal Corp.(a)	180,931	821,427
Layne Christensen Co.(a)	28,769	462,318
Orion Marine Group Inc.(a)	146,990	1,925,569
Perini Corp.(a)	139,034	1,710,118
Stanley Inc.(a)	59,873	1,520,175
Sterling Construction Co. Inc.(a)	52,390	934,638
VSE Corp.	27,293	728,723

		11,171,487
ENTERTAINMENT – 0.82%
Bally Technologies Inc.(a)	371,965	6,851,595
Cinemark Holdings Inc.	72,584	681,564
Dover Downs Gaming & Entertainment Inc.	95,308	292,596
Dover Motorsports Inc.	100,034	185,063
Elixir Gaming Technologies Inc.(a)	446,679	49,135
Great Wolf Resorts Inc.(a)	18,656	43,468
Macrovision Solutions Corp.(a)	42,208	750,880
National CineMedia Inc.	286,402	3,774,778
Rick’s Cabaret International Inc.(a) (b)	43,718	198,480

Shuffle Master Inc.(a)	359,637	1,032,158
Vail Resorts Inc.(a)(b)	190,124	3,884,233

		17,743,950
ENVIRONMENTAL CONTROL – 2.06%
American Ecology Corp.	110,438	1,539,506
Calgon Carbon Corp.(a)	367,005	5,200,461
Casella Waste Systems Inc. Class A(a)	84,844	145,083
Clean Harbors Inc.(a)	134,454	6,453,792
Darling International Inc.(a)	554,118	2,055,778
Energy Recovery Inc.(a)(b)	67,199	510,712
EnergySolutions Inc.	225,048	1,946,665
Fuel Tech Inc.(a)(b)	129,083	1,350,208
Metalico Inc.(a)(b)	161,756	274,985
Met-Pro Corp.	104,474	851,463
Mine Safety Appliances Co.	73,802	1,477,516
Rentech Inc.(a)(b)	1,114,423	612,933
Tetra Tech Inc.(a)	400,399	8,160,132
Waste Connections Inc.(a)	541,293	13,911,230

		44,490,464
FOOD – 1.32%
American Dairy Inc.(a)(b)	34,453	582,600
Arden Group Inc. Class A	7,158	836,341
Calavo Growers Inc.	70,607	848,696
Cal-Maine Foods Inc.(b)	80,564	1,803,828
Diamond Foods Inc.	109,000	3,044,370
Flowers Foods Inc.	317,377	7,452,012
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	88,353	469,154
Hain Celestial Group Inc.(a)	30,399	432,882
HQ Sustainable Maritime Industries Inc.(a)	44,146	337,717
Lance Inc.	38,828	808,399
Lifeway Foods Inc.(a)	31,843	254,744
M&F Worldwide Corp.(a)	4,633	54,252
Ralcorp Holdings Inc.(a)	39,418	2,123,842
Ruddick Corp.	16,045	360,210
Sanderson Farms Inc.	22,247	835,375
Smart Balance Inc.(a)	328,478	1,984,007
Spartan Stores Inc.	18,204	280,524
Tootsie Roll Industries Inc.	56,709	1,231,720
United Natural Foods Inc.(a)	89,487	1,697,568
Winn-Dixie Stores Inc.(a)	212,621	2,032,657
Zhongpin Inc.(a)	124,945	1,109,512

		28,580,410
FOREST PRODUCTS & PAPER – 0.37%
Clearwater Paper Corp.(a)	27,545	221,186
Deltic Timber Corp.	71,540	2,819,391
Potlatch Corp.	97,363	2,257,848
Rock-Tenn Co. Class A	97,631	2,640,919
Xerium Technologies Inc.(a)	141,184	94,593

		8,033,937
HAND & MACHINE TOOLS – 0.18%
Franklin Electric Co. Inc.	94,424	2,089,603
K-Tron International Inc.(a)	16,419	996,141
Raser Technologies Inc.(a)(b)	206,789	866,446
Thermadyne Holdings Corp.(a)	18,918	40,106

		3,992,296
HEALTH CARE - PRODUCTS – 6.96%
Abaxis Inc.(a)	147,040	2,534,970
ABIOMED Inc.(a)	231,512	1,134,409

Accuray Inc.(a)(b)	245,989	1,237,325
Align Technology Inc.(a)	399,739	3,169,930
Alphatec Holdings Inc.(a)	164,534	291,225
American Medical Systems Holdings Inc.(a) (b)	494,598	5,514,768
AngioDynamics Inc.(a)	68,102	765,466
Atrion Corp.	9,968	879,576
Bruker Corp.(a)	342,702	2,111,044
CardioNet Inc.(a)	30,708	861,666
Cepheid Inc.(a)	388,617	2,681,457
Clinical Data Inc.(a)	78,450	847,260
Columbia Laboratories Inc.(a)(b)	315,631	454,509
Conceptus Inc.(a)(b)	204,860	2,407,105
CONMED Corp.(a)	14,822	213,585
Cyberonics Inc.(a)	161,549	2,143,755
Cynosure Inc. Class A(a)	64,406	392,233
DexCom Inc.(a)	277,004	1,146,797
ev3 Inc.(a)	93,839	666,257
Exactech Inc.(a)	50,838	584,129
Haemonetics Corp.(a)	174,844	9,630,408
Hansen Medical Inc.(a)(b)	114,324	459,582
ICU Medical Inc.(a)	40,058	1,286,663
Immucor Inc.(a)	475,607	11,961,516
Insulet Corp.(a)(b)	125,359	513,972
Invacare Corp.	41,052	658,064
IRIS International Inc.(a)	126,112	1,454,071
Kensey Nash Corp.(a)	49,783	1,058,884
Luminex Corp.(a)	280,212	5,077,441
Masimo Corp.(a)	313,168	9,075,609
Medical Action Industries Inc.(a)	35,590	295,041
Meridian Bioscience Inc.	272,919	4,945,292
Merit Medical Systems Inc.(a)	187,342	2,287,446
Metabolix Inc.(a)(b)	128,379	875,545
Microvision Inc.(a)	453,150	584,563
Micrus Endovascular Corp.(a)	104,970	626,671
Natus Medical Inc.(a)	186,464	1,586,809
NuVasive Inc.(a)(b)	241,822	7,588,374
NxStage Medical Inc.(a)(b)	102,062	263,320
OraSure Technologies Inc.(a)	297,221	751,969
Orthofix International NV(a)	38,780	718,206
Orthovita Inc.(a)	450,485	1,207,300
PSS World Medical Inc.(a)	421,395	6,047,018
Quidel Corp.(a)	192,139	1,771,522
Sirona Dental Systems Inc.(a)	108,240	1,549,997
Somanetics Corp.(a)	81,659	1,239,584
SonoSite Inc.(a)	114,719	2,051,176
Spectranetics Corp.(a)	211,680	535,550
Stereotaxis Inc.(a)(b)	184,395	735,736
Steris Corp.	398,008	9,265,626
SurModics Inc.(a)(b)	105,410	1,923,732
Symmetry Medical Inc.(a)	71,000	448,010
Synovis Life Technologies Inc.(a)	78,670	1,088,793
Thoratec Corp.(a)	370,334	9,513,880
TomoTherapy Inc.(a)	259,438	687,511
TranS1 Inc.(a)	80,803	492,090
Vision-Sciences Inc.(a)	110,903	141,956
Vital Images Inc.(a)	54,878	618,475
VNUS Medical Technologies Inc.(a)	88,929	1,891,520
Volcano Corp.(a)	321,171	4,673,038
West Pharmaceutical Services Inc.	219,930	7,215,903
Wright Medical Group Inc.(a)	252,670	3,292,290
Zoll Medical Corp.(a)	142,597	2,047,693

		150,175,312

HEALTH CARE - SERVICES – 1.65%
Air Methods Corp.(a)	73,170	1,237,305
Alliance Healthcare Services Inc.(a)	161,070	1,095,276
Almost Family Inc.(a)(b)	43,093	822,645
Amedisys Inc.(a)	180,183	4,953,231
Assisted Living Concepts Inc. Class A(a)	40,592	550,428
athenahealth Inc.(a)(b)	140,607	3,390,035
Bio-Reference Laboratories Inc.(a)	78,413	1,639,616
Capital Senior Living Corp.(a)	9,535	23,265
Centene Corp.(a)	24,902	448,734
Emeritus Corp.(a)	134,364	881,428
Ensign Group Inc. (The)	3,450	53,337
Five Star Quality Care Inc.(a)	12,172	12,659
Genoptix Inc.(a)	56,640	1,545,139
Gentiva Health Services Inc.(a)	74,431	1,131,351
Healthways Inc.(a)	238,681	2,093,232
IPC The Hospitalist Co. Inc.(a)	39,604	753,664
LHC Group Inc.(a)	99,539	2,217,729
Life Sciences Research Inc.(a)	58,876	422,141
National Healthcare Corp.	50,359	2,021,914
NightHawk Radiology Holdings Inc.(a)	14,196	38,329
Odyssey Healthcare Inc.(a)	47,765	463,320
Psychiatric Solutions Inc.(a)	376,818	5,927,347
RadNet Inc.(a)(b)	133,792	165,902
Sun Healthcare Group Inc.(a)	291,381	2,459,256
Sunrise Senior Living Inc.(a)	267,234	181,719
U.S. Physical Therapy Inc.(a)	80,229	776,617
Virtual Radiologic Corp.(a)(b)	45,030	314,760

		35,620,379
HOME BUILDERS – 0.09%
AMREP Corp.(a)	903	14,177
Cavco Industries Inc.(a)	33,841	798,648
Champion Enterprises Inc.(a)	254,017	121,928
Winnebago Industries Inc.	198,366	1,053,323

		1,988,076
HOME FURNISHINGS – 0.59%
American Woodmark Corp.(b)	55,844	980,621
DTS Inc.(a)(b)	121,325	2,919,079
Hooker Furniture Corp.	3,691	31,152
Tempur-Pedic International Inc.(b)	315,322	2,301,851
TiVo Inc.(a)	693,084	4,879,311
Universal Electronics Inc.(a)	88,938	1,609,778

		12,721,792
HOUSEHOLD PRODUCTS & WARES – 0.62%
Fossil Inc.(a)	308,255	4,839,603
Standard Register Co. (The)	30,065	137,698
Tupperware Brands Corp.	421,678	7,164,309
WD-40 Co.	52,505	1,267,471

		13,409,081
HOUSEWARES – 0.01%
Libbey Inc.	82,077	75,511
National Presto Industries Inc.	2,558	156,064

		231,575
INSURANCE – 0.51%
AmTrust Financial Services Inc.	5,990	57,204
Argo Group International Holdings Ltd.(a)	73,038	2,200,635
eHealth Inc.(a)	170,281	2,726,199
Employers Holdings Inc.	18,247	174,076

Enstar Group Ltd.(a)	21,853	1,230,761
First Mercury Financial Corp.(a)	17,820	257,321
Life Partners Holdings Inc.(b)	44,568	760,330
Primus Guaranty Ltd.(a)(b)	75,892	119,150
Tower Group Inc.	137,342	3,382,733

		10,908,409
INTERNET – 5.30%
Ariba Inc.(a)	499,345	4,359,282
Art Technology Group Inc.(a)	875,441	2,232,375
AsiaInfo Holdings Inc.(a)	234,916	3,958,335
Bidz.com Inc.(a)	38,717	155,642
Blue Coat Systems Inc.(a)	226,062	2,715,005
Blue Nile Inc.(a)(b)	90,574	2,730,806
China Information Security Technology Inc.(a)	151,104	477,489
Chordiant Software Inc.(a)	203,299	615,996
Cogent Communications Group Inc.(a)(b)	305,195	2,197,404
comScore Inc.(a)	122,001	1,474,992
Constant Contact Inc.(a)(b)	138,062	1,931,487
CyberSource Corp.(a)	469,873	6,958,819
DealerTrack Holdings Inc.(a)	198,510	2,600,481
Dice Holdings Inc.(a)	107,253	298,163
Digital River Inc.(a)	252,372	7,525,733
Drugstore.com Inc.(a)	551,098	644,785
EarthLink Inc.(a)	745,954	4,900,918
Entrust Inc.(a)	415,947	628,080
eResearch Technology Inc.(a)	292,573	1,538,934
Global Sources Ltd.(a)	120,307	467,994
GSI Commerce Inc.(a)(b)	159,329	2,087,210
HSW International Inc.(a)	79,308	13,086
InfoSpace Inc.(a)	134,781	700,861
Internap Network Services Corp.(a)	168,382	452,948
Internet Brands Inc. Class A(a)	64,640	379,437
Internet Capital Group Inc.(a)	161,298	650,031
j2 Global Communications Inc.(a)	301,959	6,609,883
Keynote Systems Inc.(a)	17,462	138,474
Knot Inc. (The)(a)	202,128	1,657,450
Liquidity Services Inc.(a)	99,202	693,422
LoopNet Inc.(a)(b)	199,470	1,212,778
MercadoLibre Inc.(a)(b)	172,861	3,206,572
Move Inc.(a)	877,086	1,271,775
Netflix Inc.(a)(b)	274,542	11,783,343
NIC Inc.	267,322	1,390,074
NutriSystem Inc.(b)	207,881	2,966,462
1-800-FLOWERS.COM Inc.(a)	177,689	367,816
Online Resources Corp.(a)	193,631	815,187
Orbitz Worldwide Inc.(a)	15,172	19,572
Overstock.com Inc.(a)(b)	106,034	970,211
PCTEL Inc.	79,906	343,596
Rackspace Hosting Inc.(a)	85,908	643,451
RealNetworks Inc.(a)	232,916	542,694
RightNow Technologies Inc.(a)	179,162	1,356,256
S1 Corp.(a)	242,064	1,246,630
Safeguard Scientifics Inc.(a)	61,746	33,960
Sapient Corp.(a)	598,984	2,677,458
Shutterfly Inc.(a)	133,232	1,248,384
SonicWALL Inc.(a)	44,278	197,480
Sourcefire Inc.(a)	106,479	775,167
Stamps.com Inc.(a)	78,571	762,139
SupportSoft Inc.(a)	216,413	415,513
TechTarget Inc.(a)	95,686	229,646
TeleCommunication Systems Inc.(a)	245,536	2,251,565
Terremark Worldwide Inc.(a)(b)	353,878	951,932

TheStreet.com Inc.	72,625	143,071
thinkorswim Group Inc.(a)	354,823	3,065,671
ValueClick Inc.(a)	588,735	5,010,135
Vasco Data Security International Inc.(a)	182,352	1,052,171
Vignette Corp.(a)	89,424	597,352
Vocus Inc.(a)(b)	109,425	1,454,258
Web.com Group Inc.(a)	41,800	138,776
Websense Inc.(a)	277,981	3,335,772

		114,272,389
INVESTMENT COMPANIES – 0.00%
Fifth Street Finance Corp.	13,415	103,832

		103,832
IRON & STEEL – 0.05%
General Steel Holdings Inc.(a)(b)	73,264	192,684
Olympic Steel Inc.	47,031	713,460
Sutor Technology Group Ltd.(a)	27,092	37,929
Universal Stainless & Alloy Products Inc.(a)	4,088	39,531

		983,604
LEISURE TIME – 0.69%
Ambassadors Group Inc.	130,564	1,060,180
Life Time Fitness Inc.(a)(b)	237,537	2,983,465
Marine Products Corp.	22,246	94,323
Polaris Industries Inc.(b)	198,091	4,247,071
Town Sports International Holdings Inc.(a)	118,768	355,116
WMS Industries Inc.(a)(b)	298,516	6,241,970

		14,982,125
LODGING – 0.03%
Monarch Casino & Resort Inc.(a)	32,534	167,875
Morgans Hotel Group Co.(a)(b)	150,782	468,932
Riviera Holdings Corp.(a)	53,030	54,091

		690,898
MACHINERY – 1.98%
Altra Holdings Inc.(a)	180,015	698,458
Applied Industrial Technologies Inc.	86,370	1,457,062
Astec Industries Inc.(a)	113,122	2,967,190
Bolt Technology Corp.(a)	58,202	413,816
Chart Industries Inc.(a)	193,275	1,523,007
Cognex Corp.	268,898	3,589,788
Columbus McKinnon Corp.(a)	13,816	120,476
DXP Enterprises Inc.(a)	48,560	501,625
Flow International Corp.(a)	251,452	407,352
Gorman-Rupp Co. (The)	97,801	1,936,460
Intermec Inc.(a)	419,346	4,361,198
iRobot Corp.(a)(b)	120,131	912,996
Key Technology Inc.(a)	35,752	314,618
Lindsay Corp.(b)	81,248	2,193,696
Middleby Corp. (The)(a)(b)	123,174	3,994,533
Nordson Corp.	229,204	6,516,270
Presstek Inc.(a)	181,927	376,589
Robbins & Myers Inc.	112,147	1,701,270
Sauer-Danfoss Inc.	66,790	162,968
Tennant Co.	104,349	977,750
Twin Disc Inc.	6,205	42,939
Wabtec Corp.	286,144	7,548,479

		42,718,540
MANUFACTURING – 2.42%
Actuant Corp. Class A	342,525	3,538,283

Acuity Brands Inc.	239,209	5,391,771
American Railcar Industries Inc.	48,744	371,917
Ameron International Corp.	13,180	694,059
AZZ Inc.(a)	33,197	876,069
Barnes Group Inc.	326,128	3,486,308
China Fire & Security Group Inc.(a)(b)	95,372	749,624
CLARCOR Inc.	211,884	5,337,358
Colfax Corp.(a)	147,034	1,010,124
EnPro Industries Inc.(a)	16,061	274,643
ESCO Technologies Inc.(a)	176,579	6,833,607
Flanders Corp.(a)	106,035	428,381
FreightCar America Inc.	8,804	154,334
GenTek Inc.(a)	47,193	825,406
Hexcel Corp.(a)	653,628	4,294,336
Koppers Holdings Inc.	8,503	123,464
Lancaster Colony Corp.	137,019	5,683,548
LSB Industries Inc.(a)	77,382	765,308
Matthews International Corp. Class A	200,625	5,780,006
Myers Industries Inc.	110,012	675,474
PMFG Inc.(a)	87,929	692,881
Polypore International Inc.(a)	110,142	442,771
Raven Industries Inc.	108,660	2,257,955
Smith & Wesson Holding Corp.(a)	255,868	1,540,325

		52,227,952
MEDIA – 0.34%
Charter Communications Inc. Class A(a) (b)	1,129,612	23,496
CKX Inc.(a)	202,721	831,156
Crown Media Holdings Inc. Class A(a)(b)	30,968	63,175
DG FastChannel Inc.(a)	108,631	2,039,004
Dolan Media Co.(a)	174,099	1,370,159
Entravision Communications Corp.(a)	203,077	52,800
Global Traffic Network Inc.(a)	78,034	236,443
Martha Stewart Living Omnimedia Inc. Class A(a)	172,222	428,833
Playboy Enterprises Inc. Class B(a)	81,227	160,017
RHI Entertainment Inc.(a)	14,494	22,031
Sinclair Broadcast Group Inc. Class A	114,232	117,659
Value Line Inc.	8,817	241,057
World Wrestling Entertainment Inc.	143,762	1,659,013

		7,244,843
METAL FABRICATE & HARDWARE – 0.71%
Ampco-Pittsburgh Corp.	41,903	555,634
CIRCOR International Inc.	98,433	2,216,711
Dynamic Materials Corp.	85,752	785,488
Haynes International Inc.(a)	19,981	356,061
Kaydon Corp.	233,073	6,369,885
Mueller Industries Inc.	17,746	384,911
NN Inc.	87,922	110,782
Omega Flex Inc.	20,541	330,916
RBC Bearings Inc.(a)	148,747	2,272,854
Sun Hydraulics Corp.(b)	78,937	1,153,270
Worthington Industries Inc.	79,904	695,964

		15,232,476
MINING – 0.51%
Allied Nevada Gold Corp.(a)	272,300	1,592,955
AMCOL International Corp.	58,688	870,930
Compass Minerals International Inc.	115,343	6,501,885
General Moly Inc.(a)(b)	340,955	361,412
Stillwater Mining Co.(a)	74,533	275,772
United States Lime & Minerals Inc.(a)	6,585	180,166
Uranium Resources Inc.(a)	268,275	126,089
USEC Inc.(a)(b)	233,003	1,118,414

		11,027,623

OFFICE FURNISHINGS – 0.25%
Herman Miller Inc.	208,764	2,225,424
HNI Corp.(b)	25,760	267,904
Interface Inc. Class A	362,150	1,082,828
Knoll Inc.	294,701	1,806,517

		5,382,673
OIL & GAS – 3.54%
Abraxas Petroleum Corp.(a)	283,941	292,459
American Oil & Gas Inc.(a)	58,829	45,298
Apco Argentina Inc.	25,252	278,277
Approach Resources Inc.(a)	60,555	375,441
Arena Resources Inc.(a)	258,048	6,575,063
Atlas America Inc.	235,591	2,061,421
ATP Oil & Gas Corp.(a)(b)	187,855	963,696
Berry Petroleum Co. Class A	183,418	2,010,261
Bill Barrett Corp.(a)	115,411	2,566,741
BMB Munai Inc.(a)	20,244	11,742
BPZ Resources Inc.(a)	485,521	1,796,428
Cano Petroleum Inc.(a)	314,989	135,445
Carrizo Oil & Gas Inc.(a)(b)	186,219	1,653,625
Cheniere Energy Inc.(a)	275,849	1,175,117
Clayton Williams Energy Inc.(a)	36,740	1,074,278
Comstock Resources Inc.(a)	309,881	9,234,454
Concho Resources Inc.(a)	375,957	9,620,740
Contango Oil & Gas Co.(a)	89,587	3,511,810
Crosstex Energy Inc.	271,774	445,709
CVR Energy Inc.(a)	159,304	882,544
Delta Petroleum Corp.(a)(b)	424,508	509,410
Double Eagle Petroleum Co.(a)	55,558	287,235
Endeavour International Corp.(a)	763,992	664,673
Energy XXI (Bermuda) Ltd.	49,528	18,573
EXCO Resources Inc.(a)	955,831	9,558,310
FX Energy Inc.(a)	273,635	760,705
Gasco Energy Inc.(a)(b)	626,261	244,242
GeoGlobal Resources Inc.(a)(b)	250,476	180,343
GeoMet Inc.(a)	15,734	9,126
GeoResources Inc.(a)(b)	40,556	272,536
GMX Resources Inc.(a)(b)	43,566	283,179
Goodrich Petroleum Corp.(a)(b)	153,358	2,969,011
Gran Tierra Energy Inc.(a)	1,506,453	3,781,197
Gulfport Energy Corp.(a)	55,968	129,846
Houston American Energy Corp.	101,200	188,232
McMoRan Exploration Co.(a)(b)	407,220	1,913,934
Northern Oil and Gas Inc.(a)(b)	142,585	513,306
Oilsands Quest Inc.(a)(b)	132,144	95,144
Panhandle Oil and Gas Inc.	49,082	840,284
Parallel Petroleum Corp.(a)	288,128	368,804
Parker Drilling Co.(a)	137,093	252,251
Penn Virginia Corp.	283,119	3,108,647
Petroleum Development Corp.(a)	101,057	1,193,483
PetroQuest Energy Inc.(a)	146,374	351,298
Pioneer Drilling Co.(a)	42,707	140,079
PrimeEnergy Corp.(a)	6,011	299,949
Quest Resource Corp.(a)	170,173	53,264
RAM Energy Resources Inc.(a)	154,804	113,007
Rex Energy Corp.(a)	112,129	321,810
Stone Energy Corp.(a)	21,377	71,185
SulphCo Inc.(a)(b)	362,930	388,335
Tri-Valley Corp.(a)(b)	148,168	168,912

VAALCO Energy Inc.(a)	127,318	673,512
Venoco Inc.(a)	142,200	466,416
Warren Resources Inc.(a)	391,986	376,307

		76,277,094
OIL & GAS SERVICES – 1.23%
Basic Energy Services Inc.(a)	280,110	1,812,312
Cal Dive International Inc.(a)	20,933	141,716
CARBO Ceramics Inc.	139,424	3,965,219
Dawson Geophysical Co.(a)	35,554	479,979
Dril-Quip Inc.(a)	210,306	6,456,394
Flotek Industries Inc.(a)(b)	151,566	237,959
Geokinetics Inc.(a)	17,219	56,306
Gulf Island Fabrication Inc.	83,173	666,216
ION Geophysical Corp.(a)	602,722	940,246
Lufkin Industries Inc.	33,944	1,285,799
Matrix Service Co.(a)	176,332	1,449,449
Mitcham Industries Inc.(a)	66,404	252,999
NATCO Group Inc. Class A(a)	136,272	2,579,629
Natural Gas Services Group Inc.(a)	82,959	746,631
RPC Inc.	197,312	1,308,179
Superior Well Services Inc.(a)	75,209	385,822
T-3 Energy Services Inc.(a)	84,357	993,725
Union Drilling Inc.(a)	32,116	122,041
Willbros Group Inc.(a)	264,821	2,568,764

		26,449,385
PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	35,713	545,338
BWAY Holding Co.(a)	37,536	296,159
Graphic Packaging Holding Co.(a)	967,364	841,607
Silgan Holdings Inc.	86,258	4,531,995

		6,215,099
PHARMACEUTICALS – 7.70%
ACADIA Pharmaceuticals Inc.(a)	226,634	215,302
Accelrys Inc.(a)	176,784	703,600
Acura Pharmaceuticals Inc.(a)(b)	53,763	345,158
Adolor Corp.(a)	309,171	630,709
Akorn Inc.(a)	386,273	332,195
Alexza Pharmaceuticals Inc.(a)	162,362	358,820
Alkermes Inc.(a)	650,272	7,887,799
Allos Therapeutics Inc.(a)	361,071	2,231,419
Alnylam Pharmaceuticals Inc.(a)	241,347	4,595,247
Amicus Therapeutics Inc.(a)	32,179	293,794
Ardea Biosciences Inc.(a)(b)	97,513	1,003,409
Array BioPharma Inc.(a)	322,575	851,598
Auxilium Pharmaceuticals Inc.(a)(b)	279,728	7,754,060
Biodel Inc.(a)(b)	72,933	379,981
BioForm Medical Inc.(a)	116,009	141,531
Cadence Pharmaceuticals Inc.(a)	180,786	1,695,773
Caraco Pharmaceutical Laboratories Ltd.(a)	74,248	261,353
Catalyst Health Solutions Inc.(a)	224,282	4,445,269
China Sky One Medical Inc.(a)(b)	53,047	610,040
Cubist Pharmaceuticals Inc.(a)(b)	383,086	6,267,287
CV Therapeutics Inc.(a)	437,575	8,698,991
Cypress Bioscience Inc.(a)(b)	208,334	1,481,255
Dendreon Corp.(a)(b)	667,476	2,803,399
Depomed Inc.(a)	326,258	769,969
Discovery Laboratories Inc.(a)	646,564	788,808
DURECT Corp.(a)	552,259	1,231,538
Dyax Corp.(a)	375,383	942,211
Emergent BioSolutions Inc.(a)	68,459	924,881

Idenix Pharmaceuticals Inc.(a)	170,235	524,324
I-Flow Corp.(a)	145,308	530,374
Inspire Pharmaceuticals Inc.(a)	287,225	1,166,133
Isis Pharmaceuticals Inc.(a)(b)	613,440	9,207,734
Javelin Pharmaceuticals Inc.(a)	324,500	467,280
Jazz Pharmaceuticals Inc.(a)	22,795	20,288
K-V Pharmaceutical Co. Class A(a)(b)	222,190	366,613
Ligand Pharmaceuticals Inc. Class B(a)	693,844	2,067,655
Mannatech Inc.(b)	16,243	54,089
MannKind Corp.(a)(b)	186,386	648,623
MAP Pharmaceuticals Inc.(a)	51,537	108,228
Medarex Inc.(a)	867,861	4,452,127
Medicines Co. (The)(a)	354,112	3,838,574
Medicis Pharmaceutical Corp. Class A	383,909	4,748,954
Medivation Inc.(a)(b)	173,146	3,163,377
MiddleBrook Pharmaceuticals Inc.(a)(b)	236,699	321,911
Nabi Biopharmaceuticals(a)	29,774	110,164
Neogen Corp.(a)	98,298	2,145,845
Neurocrine Biosciences Inc.(a)	256,317	909,925
Noven Pharmaceuticals Inc.(a)	168,685	1,599,134
NPS Pharmaceuticals Inc.(a)	323,168	1,357,306
Obagi Medical Products Inc.(a)	120,288	647,149
Onyx Pharmaceuticals Inc.(a)	378,145	10,796,040
Opko Health Inc.(a)	316,569	310,238
OSI Pharmaceuticals Inc.(a)	388,721	14,872,465
Osiris Therapeutics Inc.(a)(b)	101,993	1,407,503
Pain Therapeutics Inc.(a)	234,630	985,446
PetMed Express Inc.(a)	162,026	2,670,188
Pharmasset Inc.(a)	138,281	1,356,537
POZEN Inc.(a)(b)	178,600	1,093,032
Progenics Pharmaceuticals Inc.(a)	180,508	1,189,548
Questcor Pharmaceuticals Inc.(a)	345,202	1,698,394
Rigel Pharmaceuticals Inc.(a)	249,102	1,529,486
Schiff Nutrition International Inc.(a)	3,803	17,114
Star Scientific Inc.(a)(b)	95,032	406,737
Sucampo Pharmaceuticals Inc.(a)	60,236	369,247
Synta Pharmaceuticals Corp.(a)(b)	114,775	245,619
Synutra International Inc.(a)(b)	69,758	572,713
Targacept Inc.(a)	119,633	320,616
Theravance Inc.(a)(b)	351,628	5,977,676
United Therapeutics Corp.(a)	179,818	11,884,172
USANA Health Sciences Inc.(a)	44,532	995,736
Valeant Pharmaceuticals International(a)	207,090	3,684,131
VIVUS Inc.(a)	470,995	2,034,698
XenoPort Inc.(a)	184,726	3,576,295
Zymogenetics Inc.(a)(b)	255,316	1,018,711

		166,113,545
REAL ESTATE – 0.05%
Consolidated-Tomoka Land Co.	24,413	725,066
Forestar Group Inc.(a)	17,647	135,000
Grubb & Ellis Co.	192,227	121,103
Thomas Properties Group Inc.	30,845	36,397

		1,017,566
REAL ESTATE INVESTMENT TRUSTS – 1.41%
Acadia Realty Trust	107,475	1,140,310
Alexander’s Inc.	8,821	1,502,922
Associated Estates Realty Corp.	57,622	327,293
Cousins Properties Inc.(b)	150,766	970,933
DuPont Fabros Technology Inc.	49,018	337,244
EastGroup Properties Inc.	53,051	1,489,142
Equity Lifestyle Properties Inc.	88,616	3,376,270

Highwoods Properties Inc.	23,285	498,765
Home Properties Inc.	92,519	2,835,707
Inland Real Estate Corp.(b)	126,891	899,657
Mid-America Apartment Communities Inc.	108,037	3,330,781
Omega Healthcare Investors Inc.	65,225	918,368
PS Business Parks Inc.	29,578	1,089,949
Saul Centers Inc.	40,853	938,393
Sun Communities Inc.	69,626	823,676
Tanger Factory Outlet Centers Inc.	214,132	6,608,114
Universal Health Realty Income Trust	10,471	306,067
Washington Real Estate Investment Trust(b)	178,365	3,085,715

		30,479,306
RETAIL – 5.92%
Aeropostale Inc.(a)(b)	454,186	12,063,180
AFC Enterprises Inc.(a)	89,198	402,283
Aristotle Corp. (The)(a)	7,869	27,227
Bebe Stores Inc.	60,012	400,280
BJ’s Restaurants Inc.(a)(b)	92,418	1,285,534
Borders Group Inc.(a)	210,433	132,573
Buckle Inc. (The)	157,466	5,027,889
Buffalo Wild Wings Inc.(a)(b)	121,037	4,427,533
Cache Inc.(a)	45,848	132,042
California Pizza Kitchen Inc.(a)	99,810	1,305,515
Cash America International Inc.	87,082	1,363,704
Cato Corp. (The) Class A	34,978	639,398
CEC Entertainment Inc.(a)	119,853	3,101,796
Charlotte Russe Holding Inc.(a)	21,349	173,994
Cheesecake Factory Inc. (The)(a)	406,367	4,652,902
Chico’s FAS Inc.(a)	374,294	2,009,959
Christopher & Banks Corp.	161,822	661,852
Citi Trends Inc.(a)	97,199	2,224,885
CKE Restaurants Inc.	356,627	2,995,667
Coldwater Creek Inc.(a)	389,152	976,772
Cracker Barrel Old Country Store Inc.	101,749	2,914,091
Denny’s Corp.(a)	636,517	1,062,983
DineEquity Inc.(b)	117,641	1,395,222
DSW Inc. Class A(a)(b)	53,190	494,135
Einstein Noah Restaurant Group Inc.(a)	15,212	88,686
EZCORP Inc.(a)	305,302	3,532,344
FGX International Holdings Ltd.(a)	93,148	1,082,380
Finish Line Inc. (The) Class A	91,365	604,836
First Cash Financial Services Inc.(a)	126,171	1,882,471
Fuqi International Inc.(a)	66,755	313,749
Haverty Furniture Companies Inc.	31,980	336,749
hhgregg Inc.(a)	84,382	1,194,005
Hibbett Sports Inc.(a)(b)	193,599	3,720,973
J. Crew Group Inc.(a)(b)	288,367	3,800,677
Jack in the Box Inc.(a)	248,134	5,779,041
Jos. A. Bank Clothiers Inc.(a)	26,498	736,909
Krispy Kreme Doughnuts Inc.(a)	379,097	606,555
lululemon athletica inc.(a)(b)	131,469	1,138,522
Lumber Liquidators Inc.(a)	65,121	830,293
Men’s Wearhouse Inc. (The)	39,704	601,119
New York & Co. Inc.(a)	24,349	86,439
99 Cents Only Stores(a)(b)	175,840	1,624,762
Nu Skin Enterprises Inc. Class A	223,705	2,346,665
P.F. Chang’s China Bistro Inc.(a) (b)	152,927	3,498,970
Pantry Inc. (The)(a)	27,262	480,084
Papa John’s International Inc.(a)	115,779	2,647,866
PC Mall Inc.(a)	59,934	272,100
Pier 1 Imports Inc.(a)	96,847	54,234
PriceSmart Inc.	98,566	1,775,174

Red Robin Gourmet Burgers Inc.(a)	93,757	1,652,936
Retail Ventures Inc.(a)	9,664	14,689
Ruth’s Hospitality Group Inc.(a)	73,862	89,373
Sally Beauty Holdings Inc.(a)	597,092	3,391,483
Sonic Corp.(a)(b)	343,072	3,437,581
Systemax Inc.(a)	29,880	386,050
Texas Roadhouse Inc. Class A(a)(b)	336,694	3,208,694
Titan Machinery Inc.(a)(b)	49,312	443,315
Tractor Supply Co.(a)(b)	169,788	6,122,555
Tween Brands Inc.(a)	136,338	291,763
Ulta Salon Cosmetics & Fragrance Inc.(a)	137,150	907,933
Under Armour Inc. Class A(a)(b)	223,743	3,676,097
Wendy’s/Arby’s Group Inc. Class A	2,323,811	11,688,769
Wet Seal Inc. Class A(a)	624,566	2,098,542
Zumiez Inc.(a)(b)	134,462	1,304,281

		127,621,080
SAVINGS & LOANS – 0.12%
Danvers Bancorp Inc.	53,700	741,597
Oritani Financial Corp.(a)	71,280	997,920
ViewPoint Financial Group	68,553	824,693

		2,564,210
SEMICONDUCTORS – 3.78%
Actel Corp.(a)	8,772	88,773
Advanced Analogic Technologies Inc.(a)	301,492	1,085,371
Amkor Technology Inc.(a)	93,563	250,749
ANADIGICS Inc.(a)	430,258	890,634
Applied Micro Circuits Corp.(a)	140,308	681,897
Asyst Technologies Inc.(a)	38,635	10,818
ATMI Inc.(a)	219,121	3,381,037
AuthenTec Inc.(a)	167,989	248,624
Cabot Microelectronics Corp.(a)	159,482	3,832,352
Cavium Networks Inc.(a)	205,152	2,367,454
CEVA Inc.(a)	101,160	736,445
Cirrus Logic Inc.(a)	295,923	1,112,670
Cohu Inc.	10,994	79,157
Diodes Inc.(a)(b)	196,249	2,082,202
EMCORE Corp.(a)(b)	497,814	373,361
Entegris Inc.(a)	45,164	38,841
Entropic Communications Inc.(a)	53,421	39,532
Exar Corp.(a)	23,401	146,022
FormFactor Inc.(a)	201,452	3,630,165
Hittite Microwave Corp.(a)	132,609	4,137,401
IPG Photonics Corp.(a)	130,223	1,096,478
IXYS Corp.	123,909	998,707
Kopin Corp.(a)	48,159	111,729
Kulicke and Soffa Industries Inc.(a)	392,022	1,027,098
Lattice Semiconductor Corp.(a)	396,124	546,651
LTX-Credence Corp.(a)	41,800	11,704
Micrel Inc.	309,984	2,182,287
Microsemi Corp.(a)	562,495	6,524,942
Microtune Inc.(a)	366,726	667,441
MIPS Technologies Inc. Class A(a)	36,521	107,007
MKS Instruments Inc.(a)	21,131	309,992
Monolithic Power Systems Inc.(a)	178,025	2,759,388
NetLogic Microsystems Inc.(a)(b)	116,656	3,205,707
OmniVision Technologies Inc.(a)	28,943	194,497
Pericom Semiconductor Corp.(a)	151,754	1,109,322
PLX Technology Inc.(a)	216,964	470,812
PMC-Sierra Inc.(a)	874,339	5,578,283
Power Integrations Inc.	186,693	3,211,120
Rubicon Technology Inc.(a)	88,751	471,268

Rudolph Technologies Inc.(a)	21,226	64,315
Semitool Inc.(a)	124,203	345,284
Semtech Corp.(a)	396,066	5,287,481
Silicon Image Inc.(a)	495,899	1,190,158
Skyworks Solutions Inc.(a)	747,588	6,025,559
Spansion Inc. Class A(a)	79,879	10,360
Standard Microsystems Corp.(a)	84,034	1,563,032
Supertex Inc.(a)	75,311	1,739,684
Techwell Inc.(a)	103,708	654,397
Tessera Technologies Inc.(a)	329,625	4,407,086
Ultratech Inc.(a)	160,064	1,999,199
Veeco Instruments Inc.(a)	181,918	1,213,393
Volterra Semiconductor Corp.(a)	154,213	1,301,558

		81,599,444
SOFTWARE – 7.28%
ACI Worldwide Inc.(a)	233,753	4,382,869
Actuate Corp.(a)	302,870	926,782
Advent Software Inc.(a)(b)	106,770	3,556,509
Allscripts-Misys Healthcare Solutions Inc.	993,088	10,218,876
American Reprographics Co.(a)	246,465	872,486
American Software Inc. Class A	98,121	517,098
ArcSight Inc.(a)	47,811	610,546
Blackbaud Inc.	281,244	3,265,243
Blackboard Inc.(a)(b)	210,428	6,678,985
Callidus Software Inc.(a)(b)	198,693	576,210
CommVault Systems Inc.(a)	290,372	3,185,381
Computer Programs and Systems Inc.	51,973	1,729,142
Concur Technologies Inc.(a)(b)	292,622	5,615,416
CSG Systems International Inc.(a)	129,654	1,851,459
Deltek Inc.(a)	76,728	332,232
DemandTec Inc.(a)	132,734	1,161,423
Digi International Inc.(a)	30,209	231,703
DivX Inc.(a)	181,595	913,423
Double-Take Software Inc.(a)	119,972	811,011
Ebix Inc.(a)	43,267	1,075,185
Eclipsys Corp.(a)(b)	369,997	3,751,770
EPIQ Systems Inc.(a)	159,271	2,871,656
FalconStor Software Inc.(a)	255,607	610,901
Guidance Software Inc.(a)	61,522	251,010
Informatica Corp.(a)	602,075	7,983,515
InnerWorkings Inc.(a)(b)	215,334	919,476
Interactive Intelligence Inc.(a)	89,568	811,486
JDA Software Group Inc.(a)	12,066	139,362
Lawson Software Inc.(a)	802,662	3,411,314
ManTech International Corp. Class A(a)	139,620	5,850,078
MedAssets Inc.(a)	123,580	1,761,015
MicroStrategy Inc. Class A(a)	61,383	2,098,685
Monotype Imaging Holdings Inc.(a)	72,606	271,546
NetSuite Inc.(a)(b)	47,571	535,649
Omnicell Inc.(a)	212,292	1,660,123
Omniture Inc.(a)(b)	448,491	5,915,596
OpenTV Corp. Class A(a)	56,142	84,774
OPNET Technologies Inc.(a)	78,819	683,361
Parametric Technology Corp.(a)	743,592	7,421,048
Pegasystems Inc.	97,804	1,816,220
Phase Forward Inc.(a)	291,749	3,731,470
Phoenix Technologies Ltd.(a)	184,385	298,704
Progress Software Corp.(a)	256,432	4,451,660
PROS Holdings Inc.(a)	85,795	398,947
QAD Inc.	82,119	207,761
Quality Systems Inc.(b)	119,079	5,388,325
Renaissance Learning Inc.(b)	63,390	568,608

Smith Micro Software Inc.(a)	172,630	902,855
Solera Holdings Inc.(a)	375,946	9,315,942
SPSS Inc.(a)	121,689	3,459,618
Sybase Inc.(a)	453,570	13,738,635
Synchronoss Technologies Inc.(a)	139,952	1,715,812
Take-Two Interactive Software Inc.	521,761	4,356,704
Taleo Corp. Class A(a)	178,184	2,106,135
THQ Inc.(a)	315,129	957,992
Trident Microsystems Inc.(a)	166,184	242,629
Ultimate Software Group Inc.(a)	167,351	2,888,478
Unica Corp.(a)	92,062	444,659
VeriFone Holdings Inc.(a)(b)	243,968	1,658,982
Wind River Systems Inc.(a)	462,471	2,959,814

		157,154,294
STORAGE & WAREHOUSING – 0.11%
Mobile Mini Inc.(a)	196,817	2,267,332

		2,267,332
TELECOMMUNICATIONS – 4.53%
Acme Packet Inc.(a)	169,731	1,030,267
ADTRAN Inc.	214,507	3,477,158
Airvana Inc.(a)	148,697	869,877
Alaska Communications Systems Group Inc.	152,077	1,018,916
Anixter International Inc.(a)	17,220	545,530
Applied Signal Technology Inc.	23,981	485,136
Aruba Networks Inc.(a)	360,542	1,132,102
Atheros Communications Inc.(a)	403,685	5,918,022
Avanex Corp.(a)	90,793	158,888
BigBand Networks Inc.(a)	223,284	1,462,510
Cbeyond Inc.(a)	162,580	3,061,381
Centennial Communications Corp.(a)	393,174	3,247,617
Comtech Telecommunications Corp.(a)	191,324	4,739,095
Consolidated Communications Holdings Inc.	58,590	601,133
CPI International Inc.(a)	5,637	52,988
Finisar Corp.(a)	2,652,051	1,166,902
GeoEye Inc.(a)	11,387	224,893
Global Crossing Ltd.(a)	57,612	403,284
Globecomm Systems Inc.(a)	91,794	531,487
Harmonic Inc.(a)	285,820	1,857,830
Hughes Communications Inc.(a)	49,715	598,071
Hypercom Corp.(a)	264,942	254,344
ICO Global Communications (Holdings) Ltd.(a)	230,228	80,580
Infinera Corp.(a)	629,575	4,658,855
InterDigital Inc.(a)	308,228	7,958,447
Iowa Telecommunications Services Inc.	26,925	308,561
iPCS Inc.(a)	38,977	378,467
Ixia(a)	173,572	897,367
MasTec Inc.(a)	294,064	3,555,234
NETGEAR Inc.(a)	40,524	488,314
Neutral Tandem Inc.(a)	113,191	2,785,631
NextWave Wireless Inc.(a)(b)	326,310	52,210
Novatel Wireless Inc.(a)(b)	95,524	536,845
NTELOS Holdings Corp.	203,574	3,692,832
Oplink Communications Inc.(a)	51,563	397,035
Opnext Inc.(a)	69,637	119,079
ORBCOMM Inc.(a)(b)	171,362	251,902
PAETEC Holding Corp.(a)	624,198	898,845
ParkerVision Inc.(a)	154,510	261,122
Polycom Inc.(a)	552,340	8,500,513
Preformed Line Products Co.	2,446	92,067
Premiere Global Services Inc.(a)	360,583	3,180,342
RCN Corp.(a)	135,882	502,763

SAVVIS Inc.(a)(b)	254,887	1,577,751
Shenandoah Telecommunications Co.	144,062	3,284,614
ShoreTel Inc.(a)	248,330	1,070,302
Sonus Networks Inc.(a)	1,380,912	2,168,032
Starent Networks Corp.(a)(b)	202,995	3,209,351
Switch & Data Facilities Co. Inc.(a)	140,945	1,236,088
Sycamore Networks Inc.(a)	138,203	369,002
Syniverse Holdings Inc.(a)	167,733	2,643,472
Tekelec(a)	50,626	669,782
TerreStar Corp.(a)	115,072	64,440
tw telecom inc.(a)	884,734	7,741,423
UTStarcom Inc.(a)	37,206	29,021
Viasat Inc.(a)	36,198	753,642
Virgin Mobile USA Inc. Class A(a)	200,767	258,989
Vonage Holdings Corp.(a)(b)	284,609	113,844

		97,624,195
TOYS, GAMES & HOBBIES – 0.42%
LeapFrog Enterprises Inc.(a)	220,797	304,700
Marvel Entertainment Inc.(a)	332,616	8,830,955

		9,135,655
TRANSPORTATION – 1.90%
American Commercial Lines Inc.(a)	242,527	768,811
CAI International Inc.(a)	34,549	97,774
DHT Maritime Inc.	124,589	478,422
Dynamex Inc.(a)	28,059	367,012
Eagle Bulk Shipping Inc.(b)	319,780	1,359,065
Forward Air Corp.	196,229	3,184,797
Genco Shipping & Trading Ltd.(b)	165,043	2,036,631
General Maritime Corp.	328,457	2,299,199
Genesee & Wyoming Inc. Class A(a)	150,124	3,190,135
Golar LNG Ltd.	200,740	688,538
GulfMark Offshore Inc.(a)	116,051	2,768,977
Heartland Express Inc.	222,582	3,296,439
Horizon Lines Inc. Class A	206,742	626,428
Hub Group Inc. Class A(a)	162,860	2,768,620
Knight Transportation Inc.	389,548	5,905,548
Knightsbridge Tankers Ltd.	115,900	1,686,345
Nordic American Tanker Shipping Ltd.(b)	69,121	2,025,245
Old Dominion Freight Line Inc.(a)	132,500	3,112,425
Pacer International Inc.	92,667	324,335
Patriot Transportation Holding Inc.(a)	646	40,259
PHI Inc.(a)	63,298	631,714
Ship Finance International Ltd.(b)	286,733	1,880,968
TBS International Ltd.(a)(b)	72,473	532,677
Teekay Tankers Ltd. Class A(b)	92,741	881,967
Universal Truckload Services Inc.	8,503	121,933

		41,074,264
TRUCKING & LEASING – 0.02%
TAL International Group Inc.	27,922	204,389
Textainer Group Holdings Ltd.	27,350	184,613

		389,002
WATER – 0.06%
Consolidated Water Co. Ltd.(b)	99,891	1,083,817
SJW Corp.	5,701	144,976

		1,228,793

TOTAL COMMON STOCKS		2,154,690,282
(Cost: $4,113,047,053)

Security	Shares	Value
WARRANTS – 0.00%
ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.72%

MONEY MARKET FUNDS – 13.72%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(d)(e)(f)	253,530,506	253,530,506
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(d)(e)(f)	40,476,425	40,476,425
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	1,925,909	1,925,909

		295,932,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $295,932,840)		295,932,840

TOTAL INVESTMENTS IN SECURITIES – 113.59%
(Cost: $4,408,979,893)		2,450,623,122
Other Assets, Less Liabilities – (13.59)%		(293,251,818)

NET ASSETS – 100.00%		$2,157,371,304

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.05%
Harte-Hanks Inc.	258,491	$1,382,927

		1,382,927
AEROSPACE & DEFENSE – 0.77%
AAR Corp.(a)(b)	243,441	3,052,750
Argon ST Inc.(a)	13,030	247,179
Curtiss-Wright Corp.	53,795	1,508,950
Ducommun Inc.	87,072	1,266,027
Esterline Technologies Corp.(a)	41,063	829,062
Herley Industries Inc.(a)	70,860	847,486
Kaman Corp.	195,385	2,450,128
LMI Aerospace Inc.(a)	26,019	188,378
Moog Inc. Class A(a)	308,567	7,056,927
Triumph Group Inc.	59,194	2,261,211

		19,708,098
AGRICULTURE – 0.41%
Alico Inc.	6,795	163,080
Alliance One International Inc.(a)	201,670	774,413
Andersons Inc. (The)	148,319	2,097,231
Griffin Land & Nurseries Inc.	26,310	920,850
Maui Land & Pineapple Co. Inc.(a)(b)	37,197	315,803
Universal Corp.	205,458	6,147,303

		10,418,680
AIRLINES – 1.02%
AirTran Holdings Inc.(a)	455,852	2,074,127
Alaska Air Group Inc.(a)	291,350	5,119,019
Allegiant Travel Co.(a)(b)	17,378	790,004
Hawaiian Holdings Inc.(a)	49,951	186,317
JetBlue Airways Corp.(a)(b)	1,395,025	5,091,841
Republic Airways Holdings Inc.(a)	282,873	1,833,017
SkyWest Inc.	472,598	5,879,119
UAL Corp.(a)	616,262	2,760,854
US Airways Group Inc.(a)	925,508	2,341,535

		26,075,833
APPAREL – 1.15%
Carter’s Inc.(a)	458,307	8,620,755
Cherokee Inc.	27,428	427,877
Columbia Sportswear Co.(b)	99,334	2,972,073
Crocs Inc.(a)(b)	48,905	58,197
G-III Apparel Group Ltd.(a)	37,866	209,020
Gymboree Corp.(a)	63,398	1,353,547
Iconix Brand Group Inc.(a)	132,577	1,173,306
K-Swiss Inc. Class A	212,123	1,811,530
Maidenform Brands Inc.(a)	90,727	831,059
Oxford Industries Inc.	117,129	722,686

Perry Ellis International Inc.(a)	45,721	158,195
Quiksilver Inc.(a)	1,026,090	1,313,395
SKECHERS U.S.A. Inc. Class A(a)	247,687	1,652,072
Steven Madden Ltd.(a)	141,594	2,659,135
Timberland Co. Class A(a)	385,447	4,602,237
Unifi Inc.(a)	368,614	235,913
Weyco Group Inc.	24,837	643,775

		29,444,772
AUTO MANUFACTURERS – 0.06%
Force Protection Inc.(a)	232,840	1,117,632
Wabash National Corp.	255,460	314,216

		1,431,848
AUTO PARTS & EQUIPMENT – 0.43%
American Axle & Manufacturing Holdings Inc.	383,969	506,839
ArvinMeritor Inc.	599,485	473,593
ATC Technology Corp.(a)	160,065	1,792,728
Commercial Vehicle Group Inc.(a)	171,155	94,135
Cooper Tire & Rubber Co.	478,929	1,934,873
Dana Holding Corp.(a)	790,355	363,563
Dorman Products Inc.(a)	89,222	832,441
Fuel Systems Solutions Inc.(a)	4,893	65,958
Hayes Lemmerz International Inc.(a)	713,596	132,015
Lear Corp.(a)	532,041	399,031
Modine Manufacturing Co.	258,183	645,457
Spartan Motors Inc.	240,911	968,462
Superior Industries International Inc.	187,806	2,225,501
Tenneco Inc.(a)	383,873	625,713

		11,060,309
BANKS – 12.20%
AMCORE Financial Inc.	161,894	259,030
Ameris Bancorp	108,563	511,332
Ames National Corp.	50,891	869,727
Arrow Financial Corp.	72,403	1,715,227
BancFirst Corp.	60,219	2,191,972
Banco Latinoamericano de Exportaciones SA Class E	222,197	2,081,986
BancTrust Financial Group Inc.(b)	138,844	878,883
Bank Mutual Corp.	390,768	3,540,358
Bank of the Ozarks Inc.	101,029	2,331,749
Banner Corp.(b)	121,425	353,347
Boston Private Financial Holdings Inc.	441,763	1,550,588
Bryn Mawr Bank Corp.	55,519	935,495
Camden National Corp.	61,845	1,413,158
Capital City Bank Group Inc.(b)	98,969	1,134,185
Capitol Bancorp Ltd.	115,047	477,445
Cardinal Financial Corp.	74,048	425,036
Cascade Bancorp(b)	176,344	287,441
Cathay General Bancorp(b)	399,314	4,164,845
Centerstate Banks of Florida Inc.(b)	74,864	824,253
Central Pacific Financial Corp.	232,996	1,304,778
Chemical Financial Corp.(b)	191,569	3,986,551
Citizens & Northern Corp.(b)	72,216	1,335,274
Citizens Republic Bancorp Inc.(a)	1,018,861	1,579,235
City Bank(b)	113,590	374,847
City Holding Co.	129,570	3,535,965
CoBiz Financial Inc.(b)	151,843	797,176
Colonial BancGroup Inc. (The)(b)	1,650,322	1,485,290
Columbia Banking System Inc.	147,737	945,517
Community Bank System Inc.	265,183	4,441,815
Community Trust Bancorp Inc.	121,390	3,247,183

Corus Bankshares Inc.(a)(b)	300,248	81,067
CVB Financial Corp.	537,919	3,566,403
East West Bancorp Inc.	514,949	2,353,317
Encore Bancshares Inc.(a)	52,118	462,287
Enterprise Financial Services Corp.(b)	43,959	429,040
F.N.B. Corp. (Pennsylvania)	696,267	5,340,368
Farmers Capital Bank Corp.	50,183	786,368
Financial Institutions Inc.	86,871	661,957
First Bancorp (North Carolina)	115,259	1,379,650
First BanCorp (Puerto Rico)	578,219	2,463,213
First Bancorp Inc. (The) (Maine)	68,636	1,088,567
First Busey Corp.(b)	206,044	1,598,901
First Commonwealth Financial Corp.	688,626	6,108,113
First Community Bancshares Inc.	73,600	858,912
First Financial Bancorp	303,874	2,895,919
First Financial Bankshares Inc.(b)	138,510	6,672,027
First Financial Corp.	91,686	3,383,213
First Merchants Corp.	179,359	1,935,284
First Midwest Bancorp Inc.	393,807	3,382,802
1st Source Corp.	122,171	2,205,187
First South Bancorp Inc.(b)	65,017	690,481
FirstMerit Corp.	654,757	11,916,577
Frontier Financial Corp.(b)	379,551	417,506
Glacier Bancorp Inc.	491,478	7,721,119
Green Bancshares Inc.(b)	107,055	942,084
Guaranty Bancorp(a)	417,172	730,051
Hancock Holding Co.	193,901	6,065,223
Hanmi Financial Corp.	308,601	401,181
Harleysville National Corp.	348,633	2,112,716
Heartland Financial USA Inc.(b)	103,714	1,404,288
Heritage Commerce Corp.	83,963	440,806
Home Bancshares Inc.	107,471	2,146,196
IBERIABANK Corp.	129,242	5,937,377
Independent Bank Corp. (Massachusetts)	131,905	1,945,599
Integra Bank Corp.	165,345	312,502
International Bancshares Corp.	409,495	3,194,061
Lakeland Bancorp Inc.(b)	160,849	1,291,617
Lakeland Financial Corp.	99,497	1,909,347
MainSource Financial Group Inc.	161,664	1,299,779
MB Financial Inc.	281,957	3,834,615
Midwest Banc Holdings Inc.(b)	177,862	179,641
Nara Bancorp Inc.	182,940	537,844
National Penn Bancshares Inc.(b)	641,376	5,323,421
NBT Bancorp Inc.	260,401	5,635,078
Northfield Bancorp Inc.	155,728	1,702,107
Old National Bancorp	534,021	5,965,015
Old Second Bancorp Inc.(b)	110,179	699,637
Oriental Financial Group Inc.	197,338	963,009
Pacific Capital Bancorp	374,841	2,537,674
Pacific Continental Corp.	84,408	982,509
PacWest Bancorp	226,067	3,239,540
Park National Corp.(b)	89,468	4,987,841
Peapack-Gladstone Financial Corp.(b)	66,449	1,198,075
Pennsylvania Commerce Bancorp Inc.(a)	41,150	757,160
Peoples Bancorp Inc.	83,194	1,079,858
Pinnacle Financial Partners Inc.(a)	149,388	3,541,989
PremierWest Bancorp(b)	160,903	646,830
Prosperity Bancshares Inc.	317,410	8,681,163
Provident Bankshares Corp.	269,808	1,902,146
Renasant Corp.	171,665	2,156,112
Republic Bancorp Inc. Class A(b)	75,864	1,416,381
S&T Bancorp Inc.	193,462	4,103,329
S.Y. Bancorp Inc.(b)	95,283	2,315,377

Sandy Spring Bancorp Inc.	132,971	1,483,956
Santander BanCorp	35,827	282,317
SCBT Financial Corp.(b)	91,398	1,910,218
Seacoast Banking Corp. of Florida(b)	119,343	361,609
Shore Bancshares Inc.	66,395	1,112,116
Sierra Bancorp(b)	58,704	571,190
Signature Bank(a)	31,013	875,497
Simmons First National Corp. Class A	113,685	2,863,725
Smithtown Bancorp Inc.	63,041	711,102
South Financial Group Inc. (The)(b)	688,791	757,670
Southside Bancshares Inc.	98,418	1,860,100
Southwest Bancorp Inc.	116,272	1,090,631
State Bancorp Inc.	113,559	874,404
Stellar One Corp.	183,244	2,182,436
Sterling Bancorp	146,838	1,453,696
Sterling Bancshares Inc.	592,978	3,878,076
Sterling Financial Corp. (Washington)(b)	420,345	870,114
Suffolk Bancorp	46,608	1,211,342
Sun Bancorp Inc. (New Jersey)(a)	115,521	599,554
Susquehanna Bancshares Inc.	694,012	6,475,132
SVB Financial Group(a)(b)	191,959	3,841,100
Texas Capital Bancshares Inc.(a)	225,554	2,539,738
Tompkins Financial Corp.	46,930	2,017,990
TowneBank(b)	170,197	2,779,317
TriCo Bancshares(b)	113,572	1,901,195
TrustCo Bank Corp. NY	401,939	2,419,673
Trustmark Corp.	399,415	7,341,248
UCBH Holdings Inc.(b)	953,707	1,440,098
UMB Financial Corp.	251,228	10,674,678
Umpqua Holdings Corp.(b)	487,709	4,418,644
Union Bankshares Corp.	107,122	1,483,640
United Bancshares Inc.	305,205	5,261,734
United Community Banks Inc.(b)	335,459	1,395,509
United Security Bancshares(b)	67,767	498,765
Univest Corp. of Pennsylvania	102,421	1,792,367
W Holding Co. Inc.(b)	17,752	161,366
Washington Trust Bancorp Inc.	110,563	1,796,649
WesBanco Inc.	215,991	4,931,075
West Bancorporation	137,738	1,026,148
West Coast Bancorp	126,640	281,141
Westamerica Bancorporation(b)	127,615	5,814,139
Western Alliance Bancorporation(a)(b)	175,550	800,508
Wilshire Bancorp Inc.	158,457	817,638
Wintrust Financial Corp.	192,589	2,368,845
Yadkin Valley Financial Corp.(b)	92,243	687,210

		311,812,444
BEVERAGES – 0.07%
Farmer Brothers Co.	53,935	960,043
National Beverage Corp.(a)	79,174	726,026

		1,686,069
BIOTECHNOLOGY – 0.45%
Affymetrix Inc.(a)	256,086	837,401
Arena Pharmaceuticals Inc.(a)	435,199	1,309,949
Cambrex Corp.(a)	98,573	224,746
Celera Corp.(a)	403,173	3,076,210
Cytokinetics Inc.(a)	25,588	43,500
Enzo Biochem Inc.(a)	61,231	246,149
Geron Corp.(a)(b)	258,238	1,154,324
Human Genome Sciences Inc.(a)	972,531	807,201
Lexicon Pharmaceuticals Inc.(a)	449,257	489,690
Maxygen Inc.(a)	123,179	837,617

Nektar Therapeutics(a)	441,207	2,378,106

		11,404,893
BUILDING MATERIALS – 0.81%
Apogee Enterprises Inc.	115,185	1,264,731
Builders FirstSource Inc.(a)(b)	125,861	254,239
Comfort Systems USA Inc.	322,906	3,348,535
Drew Industries Inc.(a)	146,134	1,268,443
Interline Brands Inc.(a)	264,300	2,228,049
LSI Industries Inc.	150,041	775,712
NCI Building Systems Inc.(a)(b)	162,058	359,769
Quanex Building Products Corp.	105,268	800,037
Simpson Manufacturing Co. Inc.(b)	301,421	5,431,606
Trex Co. Inc.(a)(b)	91,329	696,840
U.S. Concrete Inc.(a)	300,485	600,970
Universal Forest Products Inc.	133,713	3,558,103

		20,587,034
CHEMICALS – 1.90%
A. Schulman Inc.	219,532	2,974,659
Aceto Corp.	189,201	1,127,638
American Vanguard Corp.	8,995	116,035
Arch Chemicals Inc.	132,990	2,521,490
Ferro Corp.	44,267	63,302
H.B. Fuller Co.	393,861	5,120,193
ICO Inc.(a)	135,892	279,938
Innophos Holdings Inc.	40,192	453,366
Innospec Inc.	72,368	272,827
Minerals Technologies Inc.	82,754	2,652,266
NL Industries Inc.	21,955	219,550
Olin Corp.	603,952	8,618,395
OM Group Inc.(a)	245,863	4,750,073
Penford Corp.	91,028	330,432
PolyOne Corp.(a)	756,012	1,746,388
Quaker Chemical Corp.	16,189	128,541
Rockwood Holdings Inc.(a)	338,554	2,688,119
Sensient Technologies Corp.	389,189	9,145,941
Solutia Inc.(a)	180,545	337,619
Spartech Corp.	252,783	621,846
Stepan Co.	30,851	842,232
Symyx Technologies Inc.(a)	126,928	564,830
W.R. Grace & Co.(a)	133,564	844,124
Westlake Chemical Corp.(b)	155,039	2,268,221

		48,688,025
COAL – 0.00%
National Coal Corp.(a)	19,053	25,912
Westmoreland Coal Co.(a)	6,987	50,097

		76,009
COMMERCIAL SERVICES – 4.63%
Aaron Rents Inc.	367,221	9,790,112
ABM Industries Inc.	355,288	5,826,723
Advance America Cash Advance Centers Inc.	227,807	384,994
Albany Molecular Research Inc.(a)	121,350	1,144,330
AMN Healthcare Services Inc.(a)	19,137	97,599
Bowne & Co. Inc.	198,781	638,087
CDI Corp.	93,161	905,525
Chemed Corp.	47,411	1,844,288
Compass Diversified Holdings	193,450	1,725,574
Consolidated Graphics Inc.(a)	34,567	439,692
Cornell Companies Inc.(a)	90,873	1,487,591
CRA International Inc.(a)	34,614	653,512

Cross Country Healthcare Inc.(a)	204,494	1,339,436
Deluxe Corp.	198,784	1,914,290
Dollar Thrifty Automotive Group Inc.(a) (b)	171,410	198,836
DynCorp International Inc.(a)	185,045	2,466,650
Electro Rent Corp.	165,664	1,597,001
Emergency Medical Services Corp. Class A(a)(b)	41,214	1,293,707
Euronet Worldwide Inc.(a)(b)	382,053	4,989,612
Exponent Inc.(a)	34,167	865,450
First Advantage Corp. Class A(a)	82,759	1,140,419
Gevity HR Inc.	184,844	730,134
Global Cash Access Inc.(a)	119,177	455,256
Grand Canyon Education Inc.(a)	11,009	190,015
Great Lakes Dredge & Dock Corp.	328,125	987,656
H&E Equipment Services Inc.(a)	131,345	860,310
HealthSpring Inc.(a)	397,490	3,326,991
Heidrick & Struggles International Inc.	139,732	2,478,846
Hudson Highland Group Inc.(a)	32,493	36,067
ICF International Inc.(a)	50,668	1,163,844
ICT Group Inc.(a)	41,124	229,061
Integrated Electrical Services Inc.(a)	48,032	438,052
Interactive Data Corp.	155,944	3,876,768
Jackson Hewitt Tax Service Inc.	231,704	1,209,495
Kelly Services Inc. Class A	214,099	1,723,497
Kenexa Corp.(a)	40,419	217,858
Kforce Inc.(a)	220,014	1,546,698
Korn/Ferry International(a)	351,553	3,185,070
Landauer Inc.	34,017	1,723,982
LECG Corp.(a)	131,885	334,988
Lincoln Educational Services Corp.(a)	17,658	323,495
Live Nation Inc.(a)(b)	619,697	1,654,591
MAXIMUS Inc.	124,656	4,968,788
McGrath RentCorp	62,358	982,762
Michael Baker Corp.(a)	49,710	1,292,460
Monro Muffler Brake Inc.	121,413	3,318,217
MPS Group Inc.(a)	767,286	4,565,352
Multi-Color Corp.	9,205	112,577
National Research Corp.	2,993	74,346
Odyssey Marine Exploration Inc.(a)(b)	90,390	306,422
On Assignment Inc.(a)	290,276	786,648
PHH Corp.(a)	439,517	6,175,214
Providence Service Corp. (The)(a)	14,276	98,219
Rent-A-Center Inc.(a)	540,325	10,466,095
Spherion Corp.(a)	221,107	459,903
Standard Parking Corp.(a)	18,968	311,075
Steiner Leisure Ltd.(a)	49,561	1,209,784
Stewart Enterprises Inc. Class A	678,953	2,199,808
TNS Inc.(a)	19,533	159,780
TrueBlue Inc.(a)	326,655	2,694,904
Universal Technical Institute Inc.(a)	110,724	1,328,688
Valassis Communications Inc.(a)	195,373	306,736
Viad Corp.	167,864	2,370,240
Volt Information Sciences Inc.(a)	95,718	636,525
Watson Wyatt Worldwide Inc.	114,855	5,670,391
Wright Express Corp.(a)	18,504	337,143

		118,268,179
COMPUTERS – 1.72%
Agilysys Inc.	179,907	773,600
CACI International Inc. Class A(a)	193,649	7,066,252
CIBER Inc.(a)	494,089	1,348,863
COMSYS IT Partners Inc.(a)	115,288	254,786
Cray Inc.(a)	188,122	658,427
Digimarc Corp.(a)	2,222	21,598

Electronics For Imaging Inc.(a)	430,678	4,220,644
Furmanite Corp.(a)	74,284	231,023
Hutchinson Technology Inc.(a)(b)	187,832	488,363
Imation Corp.	244,146	1,867,717
Immersion Corp.(a)	110,723	324,418
Jack Henry & Associates Inc.	43,895	716,366
Limelight Networks Inc.(a)	108,692	364,118
Mentor Graphics Corp.(a)	691,882	3,071,956
Mercury Computer Systems Inc.(a)	181,407	1,003,181
MTS Systems Corp.	93,936	2,137,044
Ness Technologies Inc.(a)	291,810	860,839
NetScout Systems Inc.(a)	36,196	259,163
Palm Inc.(a)(b)	127,076	1,095,395
Perot Systems Corp. Class A(a)	700,319	9,020,109
Quantum Corp.(a)	724,368	485,327
Rackable Systems Inc.(a)	218,549	887,309
RadiSys Corp.(a)	185,668	1,125,148
Rimage Corp.(a)	73,573	982,200
Sigma Designs Inc.(a)(b)	37,374	464,933
Silicon Storage Technology Inc.(a)	637,857	1,052,464
SMART Modular Technologies (WWH) Inc.(a)	351,028	484,419
SRA International Inc. Class A(a)	160,440	2,358,468
Super Micro Computer Inc.(a)	26,310	129,445
3D Systems Corp.(a)	13,088	86,250
Virtusa Corp.(a)	21,931	135,972

		43,975,797
COSMETICS & PERSONAL CARE – 0.09%
Chattem Inc.(a)(b)	7,902	442,907
Elizabeth Arden Inc.(a)	197,940	1,153,990
Inter Parfums Inc.	105,104	612,756

		2,209,653
DISTRIBUTION & WHOLESALE – 0.67%
Beacon Roofing Supply Inc.(a)	191,528	2,564,560
BMP Sunstone Corp.(a)(b)	25,436	82,158
Brightpoint Inc.(a)	407,779	1,745,294
Core-Mark Holding Co. Inc.(a)	77,063	1,404,088
Owens & Minor Inc.	29,200	967,396
Pool Corp.	71,798	962,093
ScanSource Inc.(a)	51,458	956,090
United Stationers Inc.(a)	190,214	5,341,209
Watsco Inc.	87,988	2,994,232

		17,017,120
DIVERSIFIED FINANCIAL SERVICES – 2.18%
Advanta Corp. Class B	304,738	201,127
Ampal-American Israel Corp. Class A(a) (b)	159,291	272,388
Asset Acceptance Capital Corp.(a)(b)	25,759	136,780
BGC Partners Inc. Class A	123,378	272,665
Broadpoint Securities Group Inc.(a)	158,115	521,779
Calamos Asset Management Inc. Class A	168,385	809,932
Cohen & Steers Inc.(b)	50,942	568,513
CompuCredit Corp.(a)(b)	130,755	320,350
Credit Acceptance Corp.(a)(b)	16,925	363,718
Doral Financial Corp.(a)(b)	39,945	71,901
Encore Capital Group Inc.(a)	108,945	493,521
Epoch Holding Corp.	11,959	82,158
Evercore Partners Inc. Class A	78,989	1,220,380
FBR Capital Markets Corp.(a)	209,964	690,782
Federal Agricultural Mortgage Corp.	75,122	201,327
Financial Federal Corp.	206,276	4,368,926
First Marblehead Corp. (The)(a)(b)	262,463	338,577

Friedman, Billings, Ramsey Group Inc. Class A(a)	1,179,685	235,937
GAMCO Investors Inc. Class A	41,449	1,353,310
KBW Inc.(a)(b)	211,525	4,304,534
Knight Capital Group Inc. Class A(a)	666,566	9,825,183
LaBranche & Co. Inc.(a)	390,454	1,460,298
MarketAxess Holdings Inc.(a)	248,299	1,897,004
National Financial Partners Corp.(b)	327,620	1,048,384
Nelnet Inc. Class A(a)	142,936	1,263,554
NewStar Financial Inc.(a)	134,500	312,040
Ocwen Financial Corp.(a)	287,854	3,290,171
Penson Worldwide Inc.(a)	140,659	904,437
Piper Jaffray Companies(a)	159,235	4,106,671
Portfolio Recovery Associates Inc.(a) (b)	41,187	1,105,459
Sanders Morris Harris Group Inc.	154,162	601,232
Stifel Financial Corp.(a)(b)	206,614	8,948,452
SWS Group Inc.	197,103	3,061,010
Thomas Weisel Partners Group Inc.(a)	153,847	550,772
U.S. Global Investors Inc. Class A	14,538	70,800
Virtus Investment Partners Inc.(a)	45,086	293,510
Westwood Holdings Group Inc.	6,148	240,325

		55,807,907
ELECTRIC – 4.58%
ALLETE Inc.	225,023	6,005,864
Avista Corp.	429,503	5,918,551
Black Hills Corp.	310,683	5,558,119
Central Vermont Public Service Corp.	94,057	1,627,186
CH Energy Group Inc.	127,754	5,991,663
Cleco Corp.	487,084	10,564,852
El Paso Electric Co.(a)	363,696	5,124,477
Empire District Electric Co. (The)	271,602	3,921,933
EnerNOC Inc.(a)(b)	69,588	1,011,810
IDACORP Inc.	365,666	8,541,958
MGE Energy Inc.	177,970	5,582,919
NorthWestern Corp.	290,831	6,247,050
Otter Tail Corp.	285,894	6,303,963
Pike Electric Corp.(a)	92,488	855,514
PNM Resources Inc.	699,756	5,779,985
Portland General Electric Co.	608,274	10,699,540
Synthesis Energy Systems Inc.(a)	83,054	54,816
UIL Holdings Corp.	204,219	4,558,168
UniSource Energy Corp.	278,776	7,858,695
Westar Energy Inc.	848,867	14,880,639

		117,087,702
ELECTRICAL COMPONENTS & EQUIPMENT – 0.69%
Advanced Energy Industries Inc.(a)	212,859	1,602,828
Belden Inc.	263,534	3,296,810
China BAK Battery Inc.(a)	71,985	123,094
Coleman Cable Inc.(a)(b)	19,048	40,572
Encore Wire Corp.	147,045	3,151,174
EnerSys Inc.(a)	154,124	1,867,983
GrafTech International Ltd.(a)	170,664	1,051,290
Greatbatch Inc.(a)(b)	185,343	3,586,387
Insteel Industries Inc.	130,693	909,623
Littelfuse Inc.(a)	100,549	1,105,034
Medis Technologies Ltd.(a)	10,649	4,686
Powell Industries Inc.(a)	4,242	149,785
Power-One Inc.(a)(b)	560,548	493,282
Valence Technology Inc.(a)(b)	98,328	209,439

		17,591,987

ELECTRONICS – 2.12%
Badger Meter Inc.	8,210	237,187
Bel Fuse Inc. Class B	87,738	1,179,199
Benchmark Electronics Inc.(a)	448,232	5,020,198
Brady Corp. Class A	405,789	7,154,060
Checkpoint Systems Inc.(a)	323,540	2,902,154
Cogent Inc.(a)	139,179	1,656,230
Coherent Inc.(a)	190,333	3,283,244
CTS Corp.	271,457	979,960
Cubic Corp.	125,659	3,182,942
Cymer Inc.(a)	184,601	4,109,218
Electro Scientific Industries Inc.(a)	222,394	1,316,572
FEI Co.(a)	293,483	4,528,443
ICx Technologies Inc.(a)(b)	48,358	195,850
L-1 Identity Solutions Inc.(a)	519,499	2,654,640
LaBarge Inc.(a)	10,784	90,262
Measurement Specialties Inc.(a)	114,223	467,172
Methode Electronics Inc.	312,716	1,119,523
Multi-Fineline Electronix Inc.(a)(b)	9,144	153,985
OSI Systems Inc.(a)	26,828	409,395
Park Electrochemical Corp.	30,859	533,244
Plexus Corp.(a)	28,218	389,973
Rogers Corp.(a)	126,711	2,392,304
Sanmina-SCI Corp.(a)	2,995,103	913,507
Sonic Solutions Inc.(a)	69,038	82,846
Stoneridge Inc.(a)	116,967	246,800
Technitrol Inc.	314,209	537,297
TTM Technologies Inc.(a)	305,211	1,770,224
Varian Inc.(a)	12,835	304,703
Watts Water Technologies Inc. Class A	236,489	4,625,725
Woodward Governor Co.	101,014	1,129,337
Zygo Corp.(a)	121,948	559,741

		54,125,935
ENERGY - ALTERNATE SOURCES – 0.09%
Comverge Inc.(a)(b)	10,379	72,134
GT Solar International Inc.(a)(b)	78,023	518,073
Headwaters Inc.(a)(b)	291,443	915,131
Pacific Ethanol Inc.(a)(b)	72,560	23,945
Plug Power Inc.(a)	944,207	821,460

		2,350,743
ENGINEERING & CONSTRUCTION – 1.09%
Dycom Industries Inc.(a)	326,137	1,888,333
EMCOR Group Inc.(a)	336,924	5,784,985
Granite Construction Inc.(b)	267,728	10,034,445
Insituform Technologies Inc. Class A(a)	300,616	4,701,634
Layne Christensen Co.(a)	121,355	1,950,175
Perini Corp.(a)	240,194	2,954,386
Sterling Construction Co. Inc.(a)	31,479	561,585

		27,875,543
ENTERTAINMENT – 0.85%
Bluegreen Corp.(a)	101,845	177,210
Churchill Downs Inc.	77,937	2,342,786
Cinemark Holdings Inc.	152,503	1,432,003
Great Wolf Resorts Inc.(a)	190,742	444,429
Isle of Capri Casinos Inc.(a)(b)	126,854	671,058
Macrovision Solutions Corp.(a)	616,975	10,975,985
Pinnacle Entertainment Inc.(a)	483,340	3,402,714
Six Flags Inc.(a)(b)	582,541	157,286
Speedway Motorsports Inc.	107,952	1,275,993
Steinway Musical Instruments Inc.(a)	57,218	684,899
Vail Resorts Inc.(a)	13,973	285,468

		21,849,831

ENVIRONMENTAL CONTROL – 0.18%
Casella Waste Systems Inc. Class A(a)	78,111	133,570
Energy Recovery Inc.(a)(b)	38,608	293,421
Mine Safety Appliances Co.	162,486	3,252,970
Waste Services Inc.(a)	196,970	843,032

		4,522,993
FOOD – 3.72%
American Dairy Inc.(a)(b)	19,518	330,049
Arden Group Inc. Class A	414	48,372
B&G Foods Inc. Class A	159,262	828,162
Cal-Maine Foods Inc.	9,846	220,452
Chiquita Brands International Inc.(a) (b)	352,702	2,338,414
Flowers Foods Inc.	248,577	5,836,588
Fresh Del Monte Produce Inc.(a)	339,220	5,569,992
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	186,896	992,418
Hain Celestial Group Inc.(a)	294,177	4,189,080
Imperial Sugar Co.	96,984	697,315
Ingles Markets Inc. Class A	102,381	1,528,548
J&J Snack Foods Corp.	115,258	3,986,774
Lance Inc.	172,699	3,595,593
M&F Worldwide Corp.(a)	89,741	1,050,867
Nash Finch Co.(b)	103,426	2,905,236
Ralcorp Holdings Inc.(a)	408,231	21,995,485
Ruddick Corp.	321,944	7,227,643
Sanderson Farms Inc.	137,119	5,148,818
Seaboard Corp.	2,751	2,778,510
Smart Balance Inc.(a)	113,674	686,591
Spartan Stores Inc.	156,090	2,405,347
Tootsie Roll Industries Inc.(b)	131,967	2,866,323
TreeHouse Foods Inc.(a)(b)	252,717	7,275,722
United Natural Foods Inc.(a)	239,345	4,540,375
Village Super Market Inc. Class A	51,016	1,590,169
Weis Markets Inc.	89,898	2,790,434
Winn-Dixie Stores Inc.(a)	185,698	1,775,273

		95,198,550
FOREST PRODUCTS & PAPER – 0.82%
AbitibiBowater Inc.(a)(b)	423,365	232,851
Boise Inc.(a)(b)	282,695	172,444
Buckeye Technologies Inc.(a)	324,443	691,064
Clearwater Paper Corp.(a)	58,313	468,253
KapStone Paper and Packaging Corp.(a)	142,151	349,691
Louisiana-Pacific Corp.	845,227	1,884,856
Mercer International Inc.(a)	238,465	157,387
Neenah Paper Inc.	116,746	423,788
P.H. Glatfelter Co.	362,185	2,260,034
Potlatch Corp.	204,152	4,734,285
Rock-Tenn Co. Class A	193,323	5,229,387
Schweitzer-Mauduit International Inc.	127,997	2,362,825
Verso Paper Corp.	113,078	72,370
Wausau Paper Corp.	359,364	1,890,255

		20,929,490
GAS – 3.36%
Chesapeake Utilities Corp.	54,581	1,663,629
Laclede Group Inc. (The)	176,746	6,889,559
New Jersey Resources Corp.	339,540	11,537,569
Nicor Inc.	365,552	12,147,293
Northwest Natural Gas Co.	213,924	9,288,580
Piedmont Natural Gas Co.(b)	594,397	15,388,938

South Jersey Industries Inc.	240,763	8,426,705
Southwest Gas Corp.	350,282	7,380,442
WGL Holdings Inc.	400,599	13,139,647

		85,862,362
HAND & MACHINE TOOLS – 0.62%
Baldor Electric Co.	374,785	5,430,635
Franklin Electric Co. Inc.	72,821	1,611,529
Raser Technologies Inc.(a)(b)	175,141	733,841
Regal Beloit Corp.	260,334	7,976,634
Thermadyne Holdings Corp.(a)	82,964	175,884

		15,928,523
HEALTH CARE - PRODUCTS – 0.93%
AngioDynamics Inc.(a)	116,915	1,314,125
Caliper Life Sciences Inc.(a)	378,485	374,700
Cantel Medical Corp.(a)	100,730	1,296,395
Cardiac Science Corp.(a)	155,009	466,577
CONMED Corp.(a)	215,180	3,100,744
ev3 Inc.(a)	456,319	3,239,865
Hanger Orthopedic Group Inc.(a)	248,787	3,296,428
ICU Medical Inc.(a)	47,769	1,534,340
Invacare Corp.	210,903	3,380,775
Medical Action Industries Inc.(a)	69,579	576,810
NxStage Medical Inc.(a)	71,437	184,307
OraSure Technologies Inc.(a)	29,562	74,792
Orthofix International NV(a)	92,448	1,712,137
Palomar Medical Technologies Inc.(a)	150,500	1,092,630
Sirona Dental Systems Inc.(a)	7,662	109,720
Symmetry Medical Inc.(a)	205,934	1,299,444
TomoTherapy Inc.(a)	17,094	45,299
Vital Images Inc.(a)	60,759	684,754

		23,783,842
HEALTH CARE - SERVICES – 2.36%
Alliance Healthcare Services Inc.(a)	15,854	107,807
AMERIGROUP Corp.(a)	433,577	11,940,711
AmSurg Corp.(a)	255,910	4,056,173
Assisted Living Concepts Inc. Class A(a)	39,481	535,362
Capital Senior Living Corp.(a)	165,439	403,671
Centene Corp.(a)	322,667	5,814,459
Ensign Group Inc. (The)	63,614	983,472
Five Star Quality Care Inc.(a)	241,240	250,890
Gentiva Health Services Inc.(a)	115,714	1,758,853
HealthSouth Corp.(a)(b)	712,505	6,327,044
IPC The Hospitalist Co. Inc.(a)	2,750	52,332
Kindred Healthcare Inc.(a)	227,326	3,398,524
Magellan Health Services Inc.(a)	296,361	10,799,395
MedCath Corp.(a)	130,659	949,891
Molina Healthcare Inc.(a)(b)	111,960	2,129,479
National Healthcare Corp.	8,249	331,197
NightHawk Radiology Holdings Inc.(a)	159,545	430,771
Odyssey Healthcare Inc.(a)	205,379	1,992,176
RadNet Inc.(a)(b)	17,267	21,411
RehabCare Group Inc.(a)	145,499	2,537,503
Res-Care Inc.(a)	199,286	2,901,604
Skilled Healthcare Group Inc. Class A(a)	145,523	1,194,744
Sunrise Senior Living Inc.(a)	41,170	27,996
Triple-S Management Corp. Class B(a)(b)	109,073	1,343,779

		60,289,244
HOLDING COMPANIES - DIVERSIFIED – 0.01%
Resource America Inc. Class A	79,996	319,184

		319,184

HOME BUILDERS – 0.51%
AMREP Corp.(a)(b)	12,692	199,264
Beazer Homes USA Inc.(a)(b)	313,317	316,450
Brookfield Homes Corp.(b)	75,943	262,003
Cavco Industries Inc.(a)	12,027	283,837
Champion Enterprises Inc.(a)	316,253	151,801
Hovnanian Enterprises Inc. Class A(a) (b)	376,225	586,911
M/I Homes Inc.(b)	117,038	818,096
Meritage Homes Corp.(a)(b)	248,661	2,839,709
Palm Harbor Homes Inc.(a)(b)	80,180	178,801
Ryland Group Inc.	342,385	5,704,134
Skyline Corp.	55,131	1,048,040
Standard-Pacific Corp.(a)	818,047	719,881

		13,108,927
HOME FURNISHINGS – 0.34%
American Woodmark Corp.	19,009	333,798
Audiovox Corp. Class A(a)	138,279	474,297
Ethan Allen Interiors Inc.(b)	201,255	2,266,131
Furniture Brands International Inc.	332,815	489,238
Hooker Furniture Corp.(b)	73,410	619,580
Kimball International Inc. Class B	252,834	1,658,591
La-Z-Boy Inc.(b)	414,658	518,322
Sealy Corp.(a)(b)	352,197	524,774
Tempur-Pedic International Inc.(b)	234,155	1,709,331
Universal Electronics Inc.(a)	9,086	164,457

		8,758,519
HOUSEHOLD PRODUCTS & WARES – 0.68%
ACCO Brands Corp.(a)	444,834	435,937
American Greetings Corp. Class A	367,866	1,861,402
Blyth Inc.	49,019	1,280,867
Central Garden & Pet Co. Class A(a)	522,750	3,931,080
CSS Industries Inc.	63,040	1,071,680
Ennis Inc.	209,943	1,860,095
Helen of Troy Ltd.(a)	244,985	3,368,544
Prestige Brands Holdings Inc.(a)	275,793	1,428,608
Russ Berrie and Co. Inc.(a)	133,753	176,554
Standard Register Co. (The)	81,293	372,322
WD-40 Co.	69,885	1,687,024

		17,474,113
HOUSEWARES – 0.08%
Libbey Inc.	17,216	15,839
National Presto Industries Inc.	33,626	2,051,522

		2,067,361
INSURANCE – 8.15%
Ambac Financial Group Inc.(b)	2,350,702	1,833,548
American Equity Investment Life Holding Co.	447,424	1,861,284
American Physicians Capital Inc.	61,659	2,523,086
American Safety Insurance Holdings Ltd.(a)	85,391	982,850
Amerisafe Inc.(a)	153,232	2,347,514
AmTrust Financial Services Inc.	123,111	1,175,710
Argo Group International Holdings Ltd.(a)	162,864	4,907,092
Aspen Insurance Holdings Ltd.	691,375	15,528,282
Assured Guaranty Ltd.	452,750	3,065,117
Baldwin & Lyons Inc. Class B	68,928	1,304,118
Citizens Inc.(a)(b)	319,853	2,325,331
CNA Surety Corp.(a)	136,729	2,521,283
Crawford & Co. Class B(a)(b)	195,658	1,314,822

Delphi Financial Group Inc. Class A	336,132	4,524,337
Donegal Group Inc. Class A	92,949	1,428,626
EMC Insurance Group Inc.	47,676	1,004,533
Employers Holdings Inc.	379,209	3,617,654
Enstar Group Ltd.(a)	19,578	1,102,633
FBL Financial Group Inc. Class A	104,524	433,775
First Acceptance Corp.(a)	139,687	338,043
First Mercury Financial Corp.(a)	97,084	1,401,893
Flagstone Reinsurance Holdings Ltd.	246,416	1,919,581
FPIC Insurance Group Inc.(a)	62,039	2,297,304
Greenlight Capital Re Ltd. Class A(a) (b)	233,937	3,735,974
Hallmark Financial Services Inc.(a)	48,787	338,094
Harleysville Group Inc.	105,928	3,369,570
Horace Mann Educators Corp.	331,655	2,775,952
Independence Holding Co.	52,163	261,337
Infinity Property and Casualty Corp.	116,326	3,946,941
IPC Holdings Ltd.	452,963	12,248,120
Kansas City Life Insurance Co.	36,280	1,300,638
Life Partners Holdings Inc.(b)	6,826	116,452
Maiden Holdings Ltd.	405,139	1,810,971
Max Capital Group Ltd.	457,181	7,881,800
Meadowbrook Insurance Group Inc.	445,527	2,717,715
Montpelier Re Holdings Ltd.	756,138	9,799,548
National Interstate Corp.	48,818	825,512
National Western Life Insurance Co. Class A	18,038	2,038,294
Navigators Group Inc. (The)(a)	107,051	5,050,666
NYMAGIC Inc.	36,243	442,165
Odyssey Re Holdings Corp.	177,915	6,748,316
Phoenix Companies Inc. (The)	936,934	1,096,213
Platinum Underwriters Holdings Ltd.	430,358	12,204,953
PMA Capital Corp. Class A(a)	251,611	1,049,218
PMI Group Inc. (The)	652,590	404,606
Presidential Life Corp.	173,153	1,348,862
Primus Guaranty Ltd.(a)(b)	93,345	146,552
ProAssurance Corp.(a)	259,603	12,102,692
Radian Group Inc.(b)	657,816	1,197,225
RLI Corp.	151,104	7,585,421
Safety Insurance Group Inc.	132,283	4,111,356
SeaBright Insurance Holdings Inc.(a)	170,055	1,778,775
Selective Insurance Group Inc.	429,983	5,228,593
State Auto Financial Corp.	115,909	2,039,998
Stewart Information Services Corp.	138,145	2,693,827
Tower Group Inc.	126,957	3,126,951
United America Indemnity Ltd. Class A(a)	146,488	588,882
United Fire & Casualty Co.	185,179	4,066,531
Universal American Corp.(a)	321,187	2,720,454
Validus Holdings Ltd.(b)	521,779	12,355,727
Zenith National Insurance Corp.	301,492	7,268,972

		208,282,289
INTERNET – 1.20%
Ariba Inc.(a)	97,223	848,757
Avocent Corp.(a)	363,637	4,414,553
DealerTrack Holdings Inc.(a)	88,409	1,158,158
HSW International Inc.(a)(b)	125,669	20,736
i2 Technologies Inc.(a)(b)	125,412	990,755
iBasis Inc.(a)	254,959	170,823
InfoSpace Inc.(a)	122,368	636,314
Internap Network Services Corp.(a)	203,232	546,694
Internet Brands Inc. Class A(a)	101,114	593,539
Internet Capital Group Inc.(a)	120,296	484,793
Keynote Systems Inc.(a)	90,236	715,571
ModusLink Global Solutions Inc.(a)	368,127	953,449

Orbitz Worldwide Inc.(a)	272,796	351,907
PCTEL Inc.	57,362	246,657
Perficient Inc.(a)	261,176	1,410,350
Rackspace Hosting Inc.(a)	36,039	269,932
RealNetworks Inc.(a)	418,889	976,011
S1 Corp.(a)	92,410	475,911
Safeguard Scientifics Inc.(a)	888,745	488,810
SonicWALL Inc.(a)	386,522	1,723,888
Sourcefire Inc.(a)	30,851	224,595
SupportSoft Inc.(a)	115,696	222,136
TheStreet.com Inc.	60,583	119,349
TIBCO Software Inc.(a)	1,417,014	8,317,872
United Online Inc.	628,856	2,804,698
Vignette Corp.(a)	92,214	615,990
Web.com Group Inc.(a)	168,682	560,024
Websense Inc.(a)	35,958	431,496

		30,773,768
INVESTMENT COMPANIES – 0.90%
Apollo Investment Corp.	1,157,644	4,028,601
Ares Capital Corp.	782,182	3,785,761
BlackRock Kelso Capital Corp.(b)	101,009	423,228
Capital Southwest Corp.	24,769	1,892,104
Fifth Street Finance Corp.	63,690	492,961
Gladstone Capital Corp.(b)	171,670	1,074,654
Gladstone Investment Corp.	174,923	668,206
Harris & Harris Group Inc.(a) (b)	205,907	761,856
Hercules Technology Growth Capital Inc.	287,180	1,435,900
Kayne Anderson Energy Development Co.	80,318	750,170
Kohlberg Capital Corp.	138,917	425,086
MCG Capital Corp.	603,809	772,876
Medallion Financial Corp.	119,978	889,037
MVC Capital Inc.	201,534	1,694,901
NGP Capital Resources Co.	177,127	880,321
Patriots Capital Funding Inc.	166,714	305,087
PennantPark Investment Corp.	166,976	626,160
Prospect Capital Corp.(b)	241,088	2,054,070

		22,960,979
IRON & STEEL – 0.08%
China Precision Steel Inc.(a)(b)	136,003	159,124
Gibraltar Industries Inc.	219,223	1,034,733
Olympic Steel Inc.	18,004	273,121
Sutor Technology Group Ltd.(a)	28,074	39,304
Universal Stainless & Alloy Products Inc.(a)	48,797	471,867

		1,978,149
LEISURE TIME – 0.29%
Brunswick Corp.	710,775	2,452,174
Callaway Golf Co.	533,350	3,829,453
Marine Products Corp.	55,662	236,007
Nautilus Inc.(a)	180,396	113,649
Polaris Industries Inc.	32,479	696,350

		7,327,633
LODGING – 0.29%
Ameristar Casinos Inc.	204,496	2,572,560
Gaylord Entertainment Co.(a)(b)	333,090	2,774,640
Lodgian Inc.(a)	125,821	264,224
Marcus Corp.	167,571	1,424,353
Monarch Casino & Resort Inc.(a)	52,980	273,377
Morgans Hotel Group Co.(a)	22,967	71,427
Riviera Holdings Corp.(a)	18,004	18,364

		7,398,945

MACHINERY – 0.97%
Alamo Group Inc.	50,115	534,226
Albany International Corp. Class A	241,519	2,185,747
Applied Industrial Technologies Inc.	240,720	4,060,946
Astec Industries Inc.(a)	11,487	301,304
Briggs & Stratton Corp.	402,576	6,642,504
Cascade Corp.	74,684	1,316,679
Columbus McKinnon Corp.(a)	139,433	1,215,856
Gerber Scientific Inc.(a)	189,250	452,307
Hurco Companies Inc.(a)	53,969	573,690
Intevac Inc.(a)	179,793	936,722
Kadant Inc.(a)	105,248	1,212,457
NACCO Industries Inc.	49,002	1,331,874
Park-Ohio Holdings Corp.(a)	65,195	212,536
Robbins & Myers Inc.	92,842	1,408,413
Sauer-Danfoss Inc.	9,297	22,685
Tecumseh Products Co. Class A(a)	133,055	601,409
Tennant Co.	9,164	85,867
Twin Disc Inc.	61,772	427,462
Wabtec Corp.	52,125	1,375,057

		24,897,741
MANUFACTURING – 1.47%
A.O. Smith Corp.	160,625	4,044,537
Actuant Corp. Class A	43,692	451,338
Acuity Brands Inc.	45,026	1,014,886
American Railcar Industries Inc.	16,994	129,664
Ameron International Corp.	58,695	3,090,879
AZZ Inc.(a)	57,549	1,518,718
Blount International Inc.(a)	310,453	1,434,293
Ceradyne Inc.(a)	211,863	3,841,076
CLARCOR Inc.	155,582	3,919,111
EnPro Industries Inc.(a)	145,232	2,483,467
Federal Signal Corp.	392,862	2,070,383
FreightCar America Inc.	86,373	1,514,119
GenTek Inc.(a)	15,551	271,987
Griffon Corp.(a)	435,357	3,265,177
Koppers Holdings Inc.	158,341	2,299,111
LSB Industries Inc.(a)	47,816	472,900
Lydall Inc.(a)	131,264	389,854
Matthews International Corp. Class A	13,823	398,241
Myers Industries Inc.	98,561	605,165
Reddy Ice Holdings Inc.	142,873	210,023
Standex International Corp.	102,018	938,566
Tredegar Corp.	193,566	3,160,933

		37,524,428
MEDIA – 0.48%
A.H. Belo Corp. Class A	165,682	162,368
Belo Corp. Class A	734,402	447,985
Charter Communications Inc. Class A(a) (b)	1,964,305	40,858
CKX Inc.(a)	177,240	726,684
Courier Corp.	83,834	1,271,762
Cox Radio Inc. Class A(a)(b)	194,639	798,020
Crown Media Holdings Inc. Class A(a)(b)	41,181	84,009
Cumulus Media Inc. Class A(a)	208,854	210,943
DG FastChannel Inc.(a)	16,262	305,238
Entercom Communications Corp.	206,168	226,785
Entravision Communications Corp.(a)	237,429	61,732
Fisher Communications Inc.	53,444	521,613
Gray Television Inc.	341,925	109,416

Journal Communications Inc. Class A	336,531	252,398
Lee Enterprises Inc.(b)	356,838	99,915
Lin TV Corp. Class A(a)	212,233	237,701
McClatchy Co. (The) Class A(b)	452,229	221,592
Media General Inc. Class A(b)	186,074	357,262
Mediacom Communications Corp. Class A(a)	324,564	1,307,993
Outdoor Channel Holdings Inc.(a)	122,839	837,762
Playboy Enterprises Inc. Class B(a)	75,372	148,483
PRIMEDIA Inc.	203,562	502,798
RHI Entertainment Inc.(a)	90,398	137,405
Scholastic Corp.	195,296	2,943,111
Sinclair Broadcast Group Inc. Class A	257,854	265,590

		12,279,423
METAL FABRICATE & HARDWARE – 0.85%
A.M. Castle & Co.	136,244	1,215,296
Ampco-Pittsburgh Corp.	17,926	237,699
CIRCOR International Inc.	19,560	440,491
Haynes International Inc.(a)	72,520	1,292,306
L.B. Foster Co. Class A(a)	83,466	2,072,461
Ladish Co. Inc.(a)	129,591	940,831
Lawson Products Inc.	33,590	408,790
Mueller Industries Inc.	280,122	6,075,846
Mueller Water Products Inc. Class A	935,416	3,086,873
NN Inc.	23,647	29,795
Northwest Pipe Co.(a)	74,506	2,121,186
TriMas Corp.(a)	117,691	205,959
Worthington Industries Inc.	424,377	3,696,324

		21,823,857
MINING – 1.63%
Allied Nevada Gold Corp.(a)	41,912	245,185
AMCOL International Corp.	141,061	2,093,345
Brush Engineered Materials Inc.(a)	163,373	2,265,984
Coeur d’Alene Mines Corp.(a)(b)	4,943,153	4,646,564
Compass Minerals International Inc.	124,880	7,039,486
General Moly Inc.(a)(b)	95,568	101,302
Hecla Mining Co.(a)(b)	1,758,633	3,517,266
Horsehead Holding Corp.(a)	286,664	1,576,652
Kaiser Aluminum Corp.	127,771	2,954,066
Royal Gold Inc.	236,788	11,072,207
RTI International Metals Inc.(a)(b)	187,469	2,193,387
Stillwater Mining Co.(a)(b)	235,624	871,809
United States Lime & Minerals Inc.(a)(b)	6,282	171,876
Uranium Resources Inc.(a)	69,480	32,656
USEC Inc.(a)(b)	622,706	2,988,989

		41,770,774
OFFICE FURNISHINGS – 0.23%
Herman Miller Inc.	204,135	2,176,079
HNI Corp.(b)	330,608	3,438,323
Knoll Inc.	40,600	248,878

		5,863,280
OIL & GAS – 1.05%
Alon USA Energy Inc.(b)	86,874	1,190,174
American Oil & Gas Inc.(a)	220,067	169,452
Berry Petroleum Co. Class A	126,898	1,390,802
Bill Barrett Corp.(a)	159,428	3,545,679
BMB Munai Inc.(a)(b)	274,853	159,415
Brigham Exploration Co.(a)	376,452	715,259
Bronco Drilling Co. Inc.(a)	216,503	1,138,806
Callon Petroleum Co.(a)	167,879	182,988

Cheniere Energy Inc.(a)(b)	85,695	365,061
Delek US Holdings Inc.	106,512	1,103,464
Energy XXI (Bermuda) Ltd.	921,225	345,459
EXCO Resources Inc.(a)	69,649	696,490
GeoMet Inc.(a)	129,550	75,139
GMX Resources Inc.(a)(b)	83,991	545,941
Gulfport Energy Corp.(a)	142,278	330,085
Harvest Natural Resources Inc.(a)	268,965	911,791
Meridian Resource Corp. (The)(a)	614,760	129,100
Oilsands Quest Inc.(a)(b)	1,351,386	972,998
Parker Drilling Co.(a)	763,208	1,404,303
PetroCorp Inc. Escrow(c)	19,086	2
PetroQuest Energy Inc.(a)	184,264	442,234
Pioneer Drilling Co.(a)	355,567	1,166,260
Quest Resource Corp.(a)	13,894	4,349
RAM Energy Resources Inc.(a)	185,619	135,502
Rosetta Resources Inc.(a)	420,878	2,083,346
Stone Energy Corp.(a)	233,749	778,384
Swift Energy Co.(a)	248,604	1,814,809
Toreador Resources Corp.	133,808	335,858
TXCO Resources Inc.(a)(b)	279,617	115,202
VAALCO Energy Inc.(a)	332,169	1,757,174
Western Refining Inc.(b)	239,860	2,863,928

		26,869,454
OIL & GAS SERVICES – 0.50%
Allis-Chalmers Energy Inc.(a)	232,942	449,578
Cal Dive International Inc.(a)	328,285	2,222,489
Complete Production Services Inc.(a)	389,545	1,199,799
Dawson Geophysical Co.(a)	21,101	284,863
Geokinetics Inc.(a)	18,185	59,465
Hornbeck Offshore Services Inc.(a)	187,799	2,862,057
Lufkin Industries Inc.	79,405	3,007,861
Newpark Resources Inc.(a)	736,767	1,864,021
Superior Well Services Inc.(a)	43,968	225,556
Trico Marine Services Inc.(a)(b)	101,876	213,940
Union Drilling Inc.(a)	73,678	279,976

		12,669,605
PACKAGING & CONTAINERS – 0.21%
BWAY Holding Co.(a)	10,715	84,541
Silgan Holdings Inc.	101,280	5,321,251

		5,405,792
PHARMACEUTICALS – 0.96%
BioForm Medical Inc.(a)	38,713	47,230
Cypress Bioscience Inc.(a)(b)	55,851	397,101
Emergent BioSolutions Inc.(a)	29,587	399,720
Jazz Pharmaceuticals Inc.(a)	27,618	24,580
Mannatech Inc.(b)	108,637	361,761
MannKind Corp.(a)(b)	201,600	701,568
Nabi Biopharmaceuticals(a)	374,712	1,386,434
Omega Protein Corp.(a)	146,752	387,425
Par Pharmaceutical Companies Inc.(a)	281,418	2,665,028
PharMerica Corp.(a)	245,200	4,080,128
Salix Pharmaceuticals Ltd.(a)	388,343	3,689,258
Schiff Nutrition International Inc.(a)	69,492	312,714
Star Scientific Inc.(a)(b)	473,548	2,026,785
Valeant Pharmaceuticals International(a)	268,598	4,778,358
ViroPharma Inc.(a)(b)	631,993	3,317,963

		24,576,053

REAL ESTATE – 0.34%
Avatar Holdings Inc.(a)(b)	50,560	757,389
Consolidated-Tomoka Land Co.	14,375	426,937
Forestar Group Inc.(a)(b)	268,931	2,057,322
FX Real Estate and Entertainment Inc.(a)	90,934	14,604
Grubb & Ellis Co.	43,607	27,472
Hilltop Holdings Inc.(a)	365,512	4,166,837
Meruelo Maddux Properties Inc.(a)	354,361	25,868
Resource Capital Corp.	168,449	512,085
Stratus Properties Inc.(a)	49,150	297,357
Thomas Properties Group Inc.	153,997	181,716
United Capital Corp.(a)	15,191	262,045

		8,729,632
REAL ESTATE INVESTMENT TRUSTS – 8.91%
Acadia Realty Trust	134,668	1,428,827
Agree Realty Corp.	62,156	975,228
Alexander’s Inc.	5,927	1,009,842
American Campus Communities Inc.	342,499	5,945,783
American Capital Agency Corp.(b)	79,511	1,360,433
Anthracite Capital Inc.(b)	483,177	164,280
Anworth Mortgage Asset Corp.	805,283	4,936,385
Arbor Realty Trust Inc.(b)	114,397	82,366
Ashford Hospitality Trust Inc.	641,326	987,642
Associated Estates Realty Corp.	8,000	45,440
BioMed Realty Trust Inc.	653,654	4,425,238
Capital Trust Inc. Class A(b)	131,834	145,017
CapLease Inc.	355,917	701,156
Capstead Mortgage Corp.	513,042	5,510,071
Care Investment Trust Inc.	107,262	585,651
Cedar Shopping Centers Inc.	311,780	542,497
Chimera Investment Corp.	1,109,743	3,728,736
Cogdell Spencer Inc.	101,072	515,467
Colonial Properties Trust	383,449	1,460,941
Corporate Office Properties Trust	339,741	8,435,769
Cousins Properties Inc.	45,000	289,800
DCT Industrial Trust Inc.	1,395,432	4,423,519
DiamondRock Hospitality Co.	768,421	3,081,368
DuPont Fabros Technology Inc.	38,893	267,584
EastGroup Properties Inc.	138,901	3,898,951
Education Realty Trust Inc.	235,703	822,603
Entertainment Properties Trust	281,150	4,430,924
Equity Lifestyle Properties Inc.	59,683	2,273,922
Equity One Inc.(b)	261,019	3,181,822
Extra Space Storage Inc.	694,525	3,826,833
FelCor Lodging Trust Inc.	524,723	713,623
First Industrial Realty Trust Inc.(b)	360,367	882,899
First Potomac Realty Trust	224,698	1,651,530
Franklin Street Properties Corp.	478,253	5,882,512
Getty Realty Corp.	139,457	2,559,036
Glimcher Realty Trust	311,159	435,623
Gramercy Capital Corp.(b)	331,544	321,598
Hatteras Financial Corp.	126,466	3,160,385
Healthcare Realty Trust Inc.(b)	474,672	7,115,333
Hersha Hospitality Trust	388,490	738,131
Highwoods Properties Inc.	486,469	10,420,166
Home Properties Inc.	145,693	4,465,490
Inland Real Estate Corp.	314,854	2,232,315
Investors Real Estate Trust	462,542	4,560,664
Kite Realty Group Trust	184,506	452,040
LaSalle Hotel Properties(b)	321,807	1,879,353
Lexington Realty Trust	654,295	1,557,222
LTC Properties Inc.	185,651	3,256,319
Maguire Properties Inc.(a)	322,197	231,982

Medical Properties Trust Inc.	647,899	2,364,831
MFA Financial Inc.	1,803,575	10,605,021
Mid-America Apartment Communities Inc.	99,106	3,055,438
Mission West Properties Inc.	156,903	1,004,179
Monmouth Real Estate Investment Corp. Class A	156,683	1,035,675
National Health Investors Inc.	179,176	4,814,459
National Retail Properties Inc.	634,172	10,045,284
Newcastle Investment Corp.(b)	420,900	273,585
NorthStar Realty Finance Corp.(b)	449,207	1,042,160
Omega Healthcare Investors Inc.(b)	585,701	8,246,670
One Liberty Properties Inc.	64,566	227,272
Parkway Properties Inc.	121,985	1,256,445
Pennsylvania Real Estate Investment Trust(b)	278,662	989,250
Post Properties Inc.	358,971	3,639,966
PS Business Parks Inc.	85,817	3,162,356
RAIT Financial Trust	508,884	620,838
Ramco-Gershenson Properties Trust	124,586	803,580
Realty Income Corp.(b)	820,103	15,434,338
Redwood Trust Inc.	484,998	7,444,719
Saul Centers Inc.	26,991	619,983
Senior Housing Properties Trust	974,676	13,664,958
Sovran Self Storage Inc.	176,148	3,537,052
Strategic Hotels & Resorts Inc.	600,013	414,009
Sun Communities Inc.	45,404	537,129
Sunstone Hotel Investors Inc.	439,048	1,154,696
Universal Health Realty Income Trust	84,508	2,470,169
Urstadt Biddle Properties Inc. Class A	167,783	2,251,648
U-Store-It Trust	404,300	816,686
Washington Real Estate Investment Trust	212,996	3,684,831
Winthrop Realty Trust	92,672	640,364

		227,857,907
RETAIL – 5.79%
AFC Enterprises Inc.(a)	97,209	438,413
America’s Car-Mart Inc.(a)(b)	80,456	1,093,397
Asbury Automotive Group Inc.	253,331	1,091,857
Bebe Stores Inc.	240,224	1,602,294
Big 5 Sporting Goods Corp.	173,124	1,016,238
BJ’s Restaurants Inc.(a)	29,984	417,077
Blockbuster Inc. Class A(a)(b)	1,430,843	1,030,207
Bob Evans Farms Inc.(b)	250,015	5,605,336
Borders Group Inc.(a)	232,215	146,295
Brown Shoe Co. Inc.	343,576	1,288,410
Build-A-Bear Workshop Inc.(a)	131,706	799,455
Cabela’s Inc.(a)(b)	319,953	2,914,772
Cache Inc.(a)	36,452	104,982
California Pizza Kitchen Inc.(a)	41,434	541,957
Casey’s General Stores Inc.	410,672	10,948,516
Cash America International Inc.	133,529	2,091,064
Casual Male Retail Group Inc.(a)	295,259	144,677
Cato Corp. (The) Class A	181,363	3,315,316
CEC Entertainment Inc.(a)	19,777	511,829
Charlotte Russe Holding Inc.(a)	140,911	1,148,425
Charming Shoppes Inc.(a)	919,984	1,287,978
Chico’s FAS Inc.(a)	981,787	5,272,196
Children’s Place Retail Stores Inc. (The)(a)	188,502	4,126,309
Christopher & Banks Corp.	89,188	364,779
Collective Brands Inc.(a)(b)	515,229	5,018,330
Conn’s Inc.(a)(b)	77,920	1,093,997
Cracker Barrel Old Country Store Inc.	57,718	1,653,044
Dillard’s Inc. Class A(b)	461,557	2,630,875
Domino’s Pizza Inc.(a)	313,717	2,054,846

Dress Barn Inc.(a)	365,668	4,494,060
DSW Inc. Class A(a)(b)	45,743	424,952
Einstein Noah Restaurant Group Inc.(a)	16,587	96,702
Finish Line Inc. (The) Class A	238,816	1,580,962
First Cash Financial Services Inc.(a)	10,253	152,975
Fred’s Inc.	323,659	3,650,874
Genesco Inc.(a)(b)	154,077	2,901,270
Group 1 Automotive Inc.(b)	186,944	2,611,608
Haverty Furniture Companies Inc.	103,816	1,093,182
Hot Topic Inc.(a)	352,215	3,941,286
Insight Enterprises Inc.(a)	384,622	1,176,943
Jack in the Box Inc.(a)	179,760	4,186,610
Jo-Ann Stores Inc.(a)	205,502	3,357,903
Jos. A. Bank Clothiers Inc.(a)(b)	116,781	3,247,680
Kenneth Cole Productions Inc. Class A	72,444	462,917
Landry’s Restaurants Inc.(b)	96,980	506,236
Luby’s Inc.(a)	173,955	854,119
MarineMax Inc.(a)	130,850	256,466
Men’s Wearhouse Inc. (The)	371,014	5,617,152
Movado Group Inc.	127,797	963,589
New York & Co. Inc.(a)	156,807	556,665
99 Cents Only Stores(a)(b)	167,078	1,543,801
Nu Skin Enterprises Inc. Class A	137,676	1,444,221
O’Charley’s Inc.	145,410	437,684
P.F. Chang’s China Bistro Inc.(a) (b)	14,264	326,360
Pacific Sunwear of California Inc.(a)	535,130	888,316
Pantry Inc. (The)(a)	147,442	2,596,454
Papa John’s International Inc.(a)	39,346	899,843
PC Connection Inc.(a)	77,334	293,869
PC Mall Inc.(a)	15,580	70,733
Pep Boys - Manny, Moe & Jack (The)	338,737	1,493,830
Pier 1 Imports Inc.(a)(b)	594,222	332,764
Red Robin Gourmet Burgers Inc.(a)	14,165	249,729
Regis Corp.	346,942	5,013,312
Retail Ventures Inc.(a)	217,383	330,422
Rex Stores Corp.(a)	66,054	708,099
Ruby Tuesday Inc.(a)	414,424	1,210,118
Rush Enterprises Inc. Class A(a)	273,841	2,442,662
Ruth’s Hospitality Group Inc.(a)	70,377	85,156
Sally Beauty Holdings Inc.(a)	53,371	303,147
School Specialty Inc.(a)(b)	151,782	2,669,845
Shoe Carnival Inc.(a)	71,106	735,947
Sonic Automotive Inc.(b)	219,643	351,429
Sonic Corp.(a)	73,710	738,574
Stage Stores Inc.	310,402	3,128,852
Steak n Shake Co. (The)(a)(b)	235,573	1,783,288
Stein Mart Inc.(a)	199,888	577,676
Susser Holdings Corp.(a)	59,571	800,634
Syms Corp.(a)	54,126	331,251
Systemax Inc.(a)(b)	52,978	684,476
Talbots Inc. (The)(b)	199,875	701,561
Tractor Supply Co.(a)	67,231	2,424,350
Tuesday Morning Corp.(a)	242,301	307,722
Tween Brands Inc.(a)	41,744	89,332
Wendy’s/Arby’s Group Inc. Class A	442,982	2,228,199
World Fuel Services Corp.	232,708	7,360,554
Zale Corp.(a)(b)	259,729	506,472

		147,977,704
SAVINGS & LOANS – 2.71%
Abington Bancorp Inc.	180,362	1,493,397
Anchor BanCorp Wisconsin Inc.	150,178	202,740
BankFinancial Corp.	155,798	1,553,306

Beneficial Mutual Bancorp Inc.(a)	264,692	2,607,216
Berkshire Hills Bancorp Inc.	98,132	2,249,185
Brookline Bancorp Inc.	468,557	4,451,291
Brooklyn Federal Bancorp Inc.	26,927	297,005
Clifton Savings Bancorp Inc.	84,283	842,830
Danvers Bancorp Inc.	79,462	1,097,370
Dime Community Bancshares Inc.	192,477	1,805,434
ESSA Bancorp Inc.	127,693	1,699,594
First Financial Holdings Inc.	92,431	707,097
First Financial Northwest Inc.	167,041	1,393,122
First Niagara Financial Group Inc.	959,689	10,460,610
First Place Financial Corp.	134,755	452,777
Flagstar Bancorp Inc.(a)(b)	677,353	508,015
Flushing Financial Corp.	171,834	1,034,441
Fox Chase Bancorp Inc.(a)	50,701	479,124
Guaranty Financial Group Inc.(a)(b)	742,965	780,113
Home Federal Bancorp Inc.	54,172	472,922
Investors Bancorp Inc.(a)	358,727	3,038,418
Kearny Financial Corp.	142,349	1,491,818
Meridian Interstate Bancorp Inc.(a)	83,180	700,376
NASB Financial Inc.	26,187	652,318
NewAlliance Bancshares Inc.	878,309	10,311,348
Northwest Bancorp Inc.	138,337	2,337,895
OceanFirst Financial Corp.	71,157	727,225
Oritani Financial Corp.(a)	14,276	199,864
Provident Financial Services Inc.	484,481	5,237,240
Provident New York Bancorp	324,983	2,778,605
Rockville Financial Inc.	71,174	647,683
Roma Financial Corp.	69,585	901,126
United Community Financial Corp.	220,577	266,898
United Financial Bancorp Inc.	136,624	1,788,408
ViewPoint Financial Group	7,458	89,720
Waterstone Financial Inc.(a)	54,815	111,823
Westfield Financial Inc.	261,465	2,300,892
WSFS Financial Corp.	50,053	1,119,185

		69,288,431
SEMICONDUCTORS – 2.02%
Actel Corp.(a)	195,390	1,977,347
Amkor Technology Inc.(a)(b)	777,322	2,083,223
Applied Micro Circuits Corp.(a)	353,193	1,716,518
Asyst Technologies Inc.(a)	347,244	97,228
Axcelis Technologies Inc.(a)	814,868	309,650
Bookham Inc.(a)(b)	798,108	343,186
Brooks Automation Inc.(a)	513,820	2,368,710
CEVA Inc.(a)	41,581	302,710
Cirrus Logic Inc.(a)	172,117	647,160
Cohu Inc.	172,597	1,242,698
DSP Group Inc.(a)	185,948	803,295
Emulex Corp.(a)	678,493	3,412,820
Entegris Inc.(a)	877,004	754,223
Entropic Communications Inc.(a)	13,253	9,807
Exar Corp.(a)	278,733	1,739,294
FormFactor Inc.(a)	156,198	2,814,688
IXYS Corp.	50,784	409,319
Kopin Corp.(a)	488,527	1,133,383
Lattice Semiconductor Corp.(a)	449,729	620,626
LTX-Credence Corp.(a)	947,788	265,381
Mattson Technology Inc.(a)	410,708	345,405
MIPS Technologies Inc. Class A(a)	307,037	899,618
MKS Instruments Inc.(a)	377,409	5,536,590
OmniVision Technologies Inc.(a)	378,606	2,544,232
Photronics Inc.(a)	333,742	320,392

PLX Technology Inc.(a)	11,446	24,838
PMC-Sierra Inc.(a)	727,588	4,642,011
Rudolph Technologies Inc.(a)	219,192	664,152
Semitool Inc.(a)	32,664	90,806
Semtech Corp.(a)	28,293	377,712
SiRF Technology Holdings Inc.(a)	487,037	1,120,185
Skyworks Solutions Inc.(a)	431,194	3,475,424
Spansion Inc. Class A(a)	923,325	119,755
Standard Microsystems Corp.(a)	83,229	1,548,059
TriQuint Semiconductor Inc.(a)	1,157,031	2,857,867
Ultra Clean Holdings Inc.(a)	156,491	167,445
Veeco Instruments Inc.(a)	39,247	261,777
Zoran Corp.(a)	421,110	3,705,768

		51,753,302
SOFTWARE – 1.78%
Acxiom Corp.	494,737	3,661,054
American Software Inc. Class A	64,364	339,198
Avid Technology Inc.(a)(b)	245,060	2,239,848
Blackbaud Inc.	26,735	310,393
Bottomline Technologies Inc.(a)	174,951	1,151,178
Computer Programs and Systems Inc.	12,628	420,134
CSG Systems International Inc.(a)	127,559	1,821,543
Deltek Inc.(a)	7,627	33,025
Digi International Inc.(a)	176,025	1,350,112
Epicor Software Corp.(a)	474,231	1,806,820
EPIQ Systems Inc.(a)	96,155	1,733,675
Fair Isaac Corp.	393,011	5,529,665
infoGROUP Inc.(a)	266,411	1,108,270
JDA Software Group Inc.(a)	191,414	2,210,832
Monotype Imaging Holdings Inc.(a)	35,055	131,106
MSC Software Corp.(a)	364,921	2,058,154
OpenTV Corp. Class A(a)	620,559	937,044
OPNET Technologies Inc.(a)	6,858	59,459
Parametric Technology Corp.(a)	46,553	464,599
Progress Software Corp.(a)	30,236	524,897
Quest Software Inc.(a)	531,094	6,734,272
Schawk Inc.	125,287	756,733
SeaChange International Inc.(a)	252,829	1,446,182
Smith Micro Software Inc.(a)	40,219	210,345
Sybase Inc.(a)	101,950	3,088,065
SYNNEX Corp.(a)	140,410	2,761,865
THQ Inc.(a)	173,048	526,066
Trident Microsystems Inc.(a)	291,795	426,021
VeriFone Holdings Inc.(a)	264,771	1,800,443

		45,640,998
STORAGE & WAREHOUSING – 0.02%
Mobile Mini Inc.(a)	45,551	524,748

		524,748
TELECOMMUNICATIONS – 4.21%
Adaptec Inc.(a)	982,549	2,358,118
ADTRAN Inc.	199,936	3,240,963
Airvana Inc.(a)	16,985	99,362
Alaska Communications Systems Group Inc.(b)	173,017	1,159,214
Anaren Inc.(a)	117,641	1,286,993
Anixter International Inc.(a)	221,326	7,011,608
Applied Signal Technology Inc.	73,941	1,495,826
ARRIS Group Inc.(a)	992,674	7,316,007
Atlantic Tele-Network Inc.	78,492	1,505,477
Black Box Corp.	140,878	3,326,130
Centennial Communications Corp.(a)	76,364	630,767

Cincinnati Bell Inc.(a)	1,853,692	4,263,492
Consolidated Communications Holdings Inc.	116,710	1,197,445
CPI International Inc.(a)	70,075	658,705
EMS Technologies Inc.(a)	127,281	2,222,326
Extreme Networks Inc.(a)	698,765	1,062,123
FairPoint Communications Inc.(b)	720,212	561,765
FiberTower Corp.(a)	953,218	190,644
General Communication Inc. Class A(a)	362,999	2,424,833
GeoEye Inc.(a)(b)	131,911	2,605,242
Global Crossing Ltd.(a)	145,916	1,021,412
Globalstar Inc.(a)(b)	332,444	116,355
Globecomm Systems Inc.(a)(b)	53,173	307,872
Harmonic Inc.(a)	423,282	2,751,333
Harris Stratex Networks Inc.(a)	204,299	786,551
Hypercom Corp.(a)	117,776	113,065
ICO Global Communications (Holdings) Ltd.(a)	555,416	194,396
IDT Corp. Class B(a)(b)	143,447	166,399
Iowa Telecommunications Services Inc.	227,586	2,608,136
iPCS Inc.(a)	93,305	905,992
Ixia(a)	146,489	757,348
Knology Inc.(a)	225,391	928,611
Loral Space & Communications Inc.(a)	93,246	1,991,735
MasTec Inc.(a)	35,276	426,487
MRV Communications Inc.(a)(b)	1,262,987	391,526
NETGEAR Inc.(a)	239,891	2,890,687
Newport Corp.(a)	294,339	1,300,978
Novatel Wireless Inc.(a)	142,057	798,360
Oplink Communications Inc.(a)	110,531	851,089
Opnext Inc.(a)	97,521	166,761
ORBCOMM Inc.(a)(b)	48,085	70,685
PAETEC Holding Corp.(a)	243,699	350,927
Plantronics Inc.	394,162	4,757,535
Polycom Inc.(a)	50,228	773,009
Powerwave Technologies Inc.(a)	1,062,003	630,830
Preformed Line Products Co.	19,137	720,317
Premiere Global Services Inc.(a)	71,424	629,960
RCN Corp.(a)	140,509	519,883
RF Micro Devices Inc.(a)	2,135,034	2,839,595
Shenandoah Telecommunications Co.	19,830	452,124
ShoreTel Inc.(a)	51,554	222,198
Sycamore Networks Inc.(a)	1,381,429	3,688,415
Symmetricom Inc.(a)	364,221	1,274,773
Syniverse Holdings Inc.(a)	216,547	3,412,781
Tekelec(a)(b)	466,483	6,171,570
TerreStar Corp.(a)	327,397	183,342
3Com Corp.(a)	3,265,178	10,089,400
tw telecom inc.(a)	146,348	1,280,545
USA Mobility Inc.	157,493	1,450,511
UTStarcom Inc.(a)(b)	858,506	669,635
Viasat Inc.(a)	163,218	3,398,199
Vonage Holdings Corp.(a)(b)	65,009	26,004

		107,704,371
TEXTILES – 0.24%
G&K Services Inc. Class A	150,263	2,841,473
UniFirst Corp.	116,320	3,238,349

		6,079,822
TOYS, GAMES & HOBBIES – 0.14%
JAKKS Pacific Inc.(a)(b)	223,086	2,755,112
RC2 Corp.(a)	142,681	751,929

		3,507,041

TRANSPORTATION – 1.62%
Arkansas Best Corp.	184,365	3,506,622
Atlas Air Worldwide Holdings Inc.(a)	106,376	1,845,624
Bristow Group Inc.(a)(b)	194,976	4,178,336
CAI International Inc.(a)	17,763	50,269
Celadon Group Inc.(a)	180,353	1,000,959
DHT Maritime Inc.	174,272	669,204
Dynamex Inc.(a)	38,542	504,129
Genesee & Wyoming Inc. Class A(a)	70,164	1,490,985
Golar LNG Ltd.	46,437	159,279
GulfMark Offshore Inc.(a)	43,139	1,029,297
Heartland Express Inc.	161,200	2,387,372
Hub Group Inc. Class A(a)	106,480	1,810,160
International Shipholding Corp.	45,983	904,486
Marten Transport Ltd.(a)	124,910	2,333,319
Nordic American Tanker Shipping Ltd.(b)	223,534	6,549,546
Old Dominion Freight Line Inc.(a)	67,326	1,581,488
Pacer International Inc.	175,765	615,177
Patriot Transportation Holding Inc.(a) (b)	11,560	720,419
PHI Inc.(a)	35,084	350,138
Saia Inc.(a)	108,059	1,291,305
Ultrapetrol (Bahamas) Ltd.(a)	185,949	502,062
Universal Truckload Services Inc.	37,098	531,985
Werner Enterprises Inc.	345,634	5,225,986
YRC Worldwide Inc.(a)(b)	461,246	2,070,995

		41,309,142
TRUCKING & LEASING – 0.22%
Aircastle Ltd.	377,248	1,754,203
AMERCO(a)	76,270	2,557,333
Greenbrier Companies Inc. (The)	137,016	501,479
TAL International Group Inc.	86,891	636,042
Textainer Group Holdings Ltd.	43,854	296,014

		5,745,071
WATER – 0.86%
American States Water Co.	139,220	5,056,470
California Water Service Group	158,889	6,651,094
Connecticut Water Service Inc.	66,488	1,348,377
Middlesex Water Co.	105,059	1,512,850
PICO Holdings Inc.(a)	130,536	3,925,218
SJW Corp.	100,469	2,554,927
Southwest Water Co.	194,696	837,193

		21,886,129

TOTAL COMMON STOCKS
(Cost: $4,990,054,104)		2,550,586,914

Security	Shares	Value
RIGHTS – 0.00%

INSURANCE – 0.00%
United America Indemnity Ltd.(a)(c)	147,957	69,348

		69,348

TOTAL RIGHTS
(Cost: $0)		69,348

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.37%

MONEY MARKET FUNDS – 9.37%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(d)(e)(f)	202,080,419	202,080,419
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(d)(e)(f)	32,262,362	32,262,362
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	5,093,010	5,093,010

		239,435,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $239,435,791)		239,435,791

TOTAL INVESTMENTS IN SECURITIES – 109.13%
(Cost: $5,229,489,895)		2,790,092,053
Other Assets, Less Liabilities – (9.13)%		(233,460,808)

NET ASSETS – 100.00%		$2,556,631,245

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,897	$36,322
Gaiam Inc. Class A(a)	4,537	14,881
Harte-Hanks Inc.	9,012	48,214
Interpublic Group of Companies Inc. (The)(a)(b)	124,352	512,330
inVentiv Health Inc.(a)	8,801	71,816
Lamar Advertising Co. Class A(a)(b)	20,162	196,579
Marchex Inc. Class B	6,955	23,925
Omnicom Group Inc.	85,047	1,990,100

		2,894,167
AEROSPACE & DEFENSE – 2.01%
AAR Corp.(a)(b)	9,824	123,193
AeroVironment Inc.(a)(b)	2,866	59,899
Alliant Techsystems Inc.(a)	8,592	575,492
Argon ST Inc.(a)	3,174	60,211
BE Aerospace Inc.(a)	25,844	224,067
Boeing Co. (The)	199,074	7,083,053
Curtiss-Wright Corp.	12,347	346,333
Ducommun Inc.	2,778	40,392
Esterline Technologies Corp.(a)	7,514	151,708
GenCorp Inc.(a)	14,222	30,151
General Dynamics Corp.	105,591	4,391,530
Goodrich Corp.	32,879	1,245,785
HEICO Corp.	6,169	149,907
Herley Industries Inc.(a)(b)	3,590	42,936
Kaman Corp.	7,043	88,319
L-3 Communications Holdings Inc.	32,492	2,202,958
LMI Aerospace Inc.(a)	2,176	15,754
Lockheed Martin Corp.	87,119	6,013,825
Moog Inc. Class A(a)	11,043	252,553
Northrop Grumman Corp.	90,967	3,969,800
Orbital Sciences Corp.(a)	15,495	184,236
Raytheon Co.	105,953	4,125,810
Rockwell Collins Inc.	42,480	1,386,547
Spirit AeroSystems Holdings Inc. Class A(a)	27,138	270,566
Teledyne Technologies Inc.(a)	9,524	254,100
TransDigm Group Inc.(a)	8,641	283,770
Triumph Group Inc.	4,464	170,525
United Technologies Corp.	257,780	11,079,384

		44,822,804
AGRICULTURE – 2.35%
AgFeed Industries Inc.(a)	5,074	11,467
Alico Inc.	919	22,056
Alliance One International Inc.(a)	24,033	92,287
Altria Group Inc.	554,748	8,887,063
Andersons Inc. (The)	4,760	67,306
Archer-Daniels-Midland Co.	170,610	4,739,546

Bunge Ltd.	32,214	1,824,923
Cadiz Inc.(a)	2,961	23,629
Griffin Land & Nurseries Inc.	890	31,150
Lorillard Inc.	46,183	2,851,338
Maui Land & Pineapple Co. Inc.(a)(b)	1,076	9,135
Monsanto Co.	145,353	12,078,834
Philip Morris International Inc.	558,633	19,876,162
Reynolds American Inc.	45,222	1,620,756
Tejon Ranch Co.(a)	2,804	57,959
Universal Corp.	6,467	193,493
Vector Group Ltd.(b)	8,358	108,570

		52,495,674
AIRLINES – 0.18%
AirTran Holdings Inc.(a)	29,260	133,133
Alaska Air Group Inc.(a)	9,858	173,205
Allegiant Travel Co.(a)(b)	3,473	157,883
AMR Corp.(a)	73,043	233,007
Continental Airlines Inc. Class B(a)	32,820	289,144
Copa Holdings SA Class A	7,742	221,963
Delta Air Lines Inc.(a)	157,005	883,938
Hawaiian Holdings Inc.(a)	10,387	38,744
JetBlue Airways Corp.(a)	44,698	163,148
Republic Airways Holdings Inc.(a)	8,549	55,398
SkyWest Inc.	15,073	187,508
Southwest Airlines Co.	193,314	1,223,678
UAL Corp.(a)	39,265	175,907
US Airways Group Inc.(a)	29,747	75,260

		4,011,916
APPAREL – 0.49%
American Apparel Inc.(a)(b)	8,767	25,600
Carter’s Inc.(a)	14,613	274,871
Cherokee Inc.	1,893	29,531
Coach Inc.(a)	84,664	1,413,889
Columbia Sportswear Co.	3,566	106,695
Crocs Inc.(a)(b)	20,286	24,140
Deckers Outdoor Corp.(a)	3,397	180,177
G-III Apparel Group Ltd.(a)	3,173	17,515
Guess? Inc.	15,606	328,974
Gymboree Corp.(a)	7,849	167,576
Hanesbrands Inc.(a)	24,533	234,781
Iconix Brand Group Inc.(a)	15,601	138,069
Jones Apparel Group Inc.	22,981	96,980
K-Swiss Inc. Class A	6,551	55,946
Liz Claiborne Inc.	24,934	61,587
Maidenform Brands Inc.(a)	5,772	52,872
Nike Inc. Class B	93,734	4,395,187
Oxford Industries Inc.	3,861	23,822
Perry Ellis International Inc.(a)	2,861	9,899
Phillips-Van Heusen Corp.	13,426	304,502

Polo Ralph Lauren Corp.	15,198	642,115
Quiksilver Inc.(a)	31,117	39,830
SKECHERS U.S.A. Inc. Class A(a)	8,561	57,102
Steven Madden Ltd.(a)	5,064	95,102
Timberland Co. Class A(a)	13,946	166,515
True Religion Apparel Inc.(a)(b)	4,824	56,971
Unifi Inc.(a)	11,685	7,478
VF Corp.	23,101	1,319,298
Volcom Inc.(a)	5,153	49,984
Warnaco Group Inc. (The)(a)	11,863	284,712
Weyco Group Inc.	1,876	48,626
Wolverine World Wide Inc.	13,220	205,968

		10,916,314
AUTO MANUFACTURERS – 0.21%
Force Protection Inc.(a)	17,149	82,315
Ford Motor Co.(a)(b)	617,046	1,622,831
General Motors Corp.(b)	137,493	266,736
Oshkosh Corp.	19,217	129,523
PACCAR Inc.	96,548	2,487,076
Wabash National Corp.	7,674	9,439

		4,597,920
AUTO PARTS & EQUIPMENT – 0.18%
American Axle & Manufacturing Holdings Inc.	11,313	14,933
Amerigon Inc. Class A(a)	5,514	20,402
ArvinMeritor Inc.	20,310	16,045
ATC Technology Corp.(a)	5,557	62,238
Autoliv Inc.	19,068	354,093
BorgWarner Inc.	31,435	638,130
Commercial Vehicle Group Inc.(a)	5,155	2,835
Cooper Tire & Rubber Co.	15,466	62,483
Dana Holding Corp.(a)	25,551	11,753
Dorman Products Inc.(a)	2,859	26,674
Exide Technologies Inc.(a)	19,093	57,279
Federal Mogul Corp. Class A(a)	5,871	39,218
Fuel Systems Solutions Inc.(a)(b)	3,080	41,518
Goodyear Tire & Rubber Co. (The)(a)	62,877	393,610
Hayes Lemmerz International Inc.(a)	27,101	5,014
Johnson Controls Inc.	157,461	1,889,532
Lear Corp.(a)	16,582	12,436
Modine Manufacturing Co.	8,031	20,077
Spartan Motors Inc.	7,988	32,112
Superior Industries International Inc.	5,743	68,055
Tenneco Inc.(a)	12,269	19,998
Titan International Inc.	8,630	43,409
TRW Automotive Holdings Corp.(a)	12,352	39,773
WABCO Holdings Inc.	17,110	210,624
Wonder Auto Technology Inc.(a)	3,825	13,693

		4,095,934

BANKS – 3.53%
AMCORE Financial Inc.	5,926	9,482
Ameris Bancorp	3,564	16,786
Ames National Corp.	1,734	29,634
Arrow Financial Corp.	2,265	53,658
Associated Banc-Corp.	33,989	524,790
BancFirst Corp.	1,983	72,181
Banco Latinoamericano de Exportaciones SA Class E	6,809	63,800
BancorpSouth Inc.	22,442	467,691
BancTrust Financial Group Inc.(b)	4,618	29,232
Bank Mutual Corp.	13,789	124,928
Bank of America Corp.	1,676,917	11,436,574
Bank of Hawaii Corp.	12,650	417,197
Bank of New York Mellon Corp. (The)	302,984	8,559,298
Bank of the Ozarks Inc.	3,024	69,794
Banner Corp.(b)	3,824	11,128
BB&T Corp.(b)	144,724	2,448,730
BOK Financial Corp.	5,832	201,496
Boston Private Financial Holdings Inc.	14,372	50,446
Bryn Mawr Bank Corp.	1,820	30,667
Camden National Corp.	1,981	45,266
Capital City Bank Group Inc.(b)	3,113	35,675
Capitol Bancorp Ltd.	3,644	15,123
Cardinal Financial Corp.	6,157	35,341
Cascade Bancorp(b)	5,673	9,247
Cass Information Systems Inc.	1,782	57,790
Cathay General Bancorp(b)	12,768	133,170
Centerstate Banks of Florida Inc.	2,285	25,158
Central Pacific Financial Corp.	7,715	43,204
Chemical Financial Corp.	6,118	127,316
Citizens & Northern Corp.	2,233	41,288
Citizens Republic Bancorp Inc.(a)	38,658	59,920
City Bank(b)	3,770	12,441
City Holding Co.	4,195	114,482
City National Corp.	10,490	354,247
CoBiz Financial Inc.	4,686	24,601
Colonial BancGroup Inc. (The)(b)	52,475	47,227
Columbia Banking System Inc.	4,563	29,203
Comerica Inc.	40,368	739,138
Commerce Bancshares Inc.	16,818	610,493
Community Bank System Inc.	8,695	145,641
Community Trust Bancorp Inc.	3,828	102,399
Corus Bankshares Inc.(a)(b)	9,737	2,629
Cullen/Frost Bankers Inc.	15,874	745,126
CVB Financial Corp.	16,582	109,939
Discover Financial Services	128,689	812,028
East West Bancorp Inc.	17,420	79,609
Encore Bancshares Inc.(a)	1,733	15,372
Enterprise Financial Services Corp.(b)	2,661	25,971
F.N.B. Corp. (Pennsylvania)	23,398	179,463
Farmers Capital Bank Corp.	1,687	26,435

Fifth Third Bancorp	132,814	387,817
Financial Institutions Inc.	2,859	21,786
First Bancorp (North Carolina)	2,989	35,778
First BanCorp (Puerto Rico)	19,689	83,875
First Bancorp Inc. (The) (Maine)	2,172	34,448
First Busey Corp.(b)	6,321	49,051
First Citizens BancShares Inc. Class A	1,691	222,874
First Commonwealth Financial Corp.	22,233	197,207
First Community Bancshares Inc.	2,612	30,482
First Financial Bancorp	10,880	103,686
First Financial Bankshares Inc.(b)	5,323	256,409
First Financial Corp.	3,210	118,449
First Horizon National Corp.	56,925	611,375
First Merchants Corp.	5,740	61,935
First Midwest Bancorp Inc.	12,794	109,900
1st Source Corp.	3,852	69,529
First South Bancorp Inc.(b)	2,084	22,132
FirstMerit Corp.	22,171	403,512
Frontier Financial Corp.(b)	12,030	13,233
Fulton Financial Corp.	46,767	310,065
Glacier Bancorp Inc.	15,991	251,219
Green Bancshares Inc.	2,954	25,995
Guaranty Bancorp(a)	13,765	24,089
Hancock Holding Co.	6,723	210,295
Hanmi Financial Corp.	10,002	13,003
Harleysville National Corp.	11,148	67,557
Heartland Financial USA Inc.	3,115	42,177
Heritage Commerce Corp.	3,649	19,157
Home Bancshares Inc.	3,311	66,121
Huntington Bancshares Inc.(b)	96,500	160,190
IBERIABANK Corp.	4,252	195,337
Independent Bank Corp. (Massachusetts)	4,745	69,989
Integra Bank Corp.	5,116	9,669
International Bancshares Corp.	13,963	108,911
KeyCorp	130,246	1,025,036
Lakeland Bancorp Inc.(b)	4,968	39,893
Lakeland Financial Corp.	3,018	57,915
M&T Bank Corp.(b)	17,703	800,884
MainSource Financial Group Inc.	4,730	38,029
Marshall & Ilsley Corp.	67,351	379,186
MB Financial Inc.	9,039	122,930
Midwest Banc Holdings Inc.	5,939	5,998
Nara Bancorp Inc.	5,656	16,629
National Penn Bancshares Inc.	20,349	168,897
NBT Bancorp Inc.	8,571	185,476
Northern Trust Corp.	58,178	3,480,208
Northfield Bancorp Inc.	5,050	55,196
Old National Bancorp	17,932	200,300
Old Second Bancorp Inc.(b)	3,192	20,269
Oriental Financial Group Inc.	7,049	34,399
Pacific Capital Bancorp	11,744	79,507

Pacific Continental Corp.	2,799	32,580
PacWest Bancorp	8,365	119,870
Park National Corp.	2,876	160,337
Peapack-Gladstone Financial Corp.	2,101	37,881
Pennsylvania Commerce Bancorp Inc.(a)	1,254	23,074
Peoples Bancorp Inc.	2,702	35,072
Pinnacle Financial Partners Inc.(a)	6,676	158,288
PNC Financial Services Group Inc. (The)	112,553	3,296,677
Popular Inc.(b)	75,194	163,923
PremierWest Bancorp(b)	5,231	21,029
PrivateBancorp Inc.(b)	5,805	83,940
Prosperity Bancshares Inc.	10,607	290,101
Provident Bankshares Corp.	7,998	56,386
Regions Financial Corp.	182,884	779,086
Renasant Corp.	5,072	63,704
Republic Bancorp Inc. Class A(b)	2,585	48,262
S&T Bancorp Inc.	6,116	129,720
S.Y. Bancorp Inc.	3,991	96,981
Sandy Spring Bancorp Inc.	3,926	43,814
Santander BanCorp	1,067	8,408
SCBT Financial Corp.	2,829	59,126
Seacoast Banking Corp. of Florida(b)	3,756	11,381
Shore Bancshares Inc.	2,120	35,510
Sierra Bancorp(b)	1,909	18,575
Signature Bank(a)	9,229	260,535
Simmons First National Corp. Class A	3,622	91,238
Smithtown Bancorp Inc.	2,635	29,723
South Financial Group Inc. (The)	20,697	22,767
Southside Bancshares Inc.	2,890	54,621
Southwest Bancorp Inc.	3,653	34,265
State Bancorp Inc.	3,750	28,875
State Street Corp.	112,746	3,470,322
Stellar One Corp.	5,845	69,614
Sterling Bancorp	4,718	46,708
Sterling Bancshares Inc.	18,587	121,559
Sterling Financial Corp. (Washington)(b)	12,784	26,463
Suffolk Bancorp	2,613	67,912
Sun Bancorp Inc. (New Jersey)(a)	4,748	24,642
SunTrust Banks Inc.	94,595	1,110,545
Susquehanna Bancshares Inc.	23,170	216,176
SVB Financial Group(a)	7,998	160,040
Synovus Financial Corp.	72,523	235,700
TCF Financial Corp.	32,959	387,598
Texas Capital Bancshares Inc.(a)	7,352	82,784
Tompkins Financial Corp.	1,719	73,917
TowneBank	5,485	89,570
TriCo Bancshares	3,602	60,297
TrustCo Bank Corp. NY	19,057	114,723
Trustmark Corp.	12,685	233,150
U.S. Bancorp	461,082	6,736,408
UCBH Holdings Inc.	30,359	45,842

UMB Financial Corp.	8,552	363,374
Umpqua Holdings Corp.(b)	15,204	137,748
Union Bankshares Corp.	3,554	49,223
United Bancshares Inc.	9,898	170,642
United Community Banks Inc.(b)	10,789	44,882
United Security Bancshares(b)	2,064	15,191
Univest Corp. of Pennsylvania	3,167	55,422
Valley National Bancorp(b)	34,644	428,546
W Holding Co. Inc.(b)	499	4,536
Washington Trust Bancorp Inc.	3,867	62,839
Webster Financial Corp.	14,199	60,346
Wells Fargo & Co.	1,117,599	15,914,610
WesBanco Inc.	6,712	153,235
West Bancorporation	4,592	34,210
West Coast Bancorp	3,919	8,700
Westamerica Bancorporation(b)	7,808	355,732
Western Alliance Bancorporation(a)(b)	5,969	27,219
Whitney Holding Corp.	18,191	208,287
Wilmington Trust Corp.	17,524	169,808
Wilshire Bancorp Inc.	4,521	23,328
Wintrust Financial Corp.	5,992	73,702
Yadkin Valley Financial Corp.(b)	2,955	22,015
Zions Bancorporation	30,197	296,836

		78,890,608
BEVERAGES – 2.50%
Boston Beer Co. Inc. Class A(a)	2,183	45,537
Brown-Forman Corp. Class B	27,464	1,066,427
Coca-Cola Bottling Co. Consolidated	966	50,280
Coca-Cola Co. (The)	615,736	27,061,597
Coca-Cola Enterprises Inc.	85,474	1,127,402
Constellation Brands Inc. Class A(a)	50,073	595,869
Dr Pepper Snapple Group Inc.(a)	68,073	1,151,114
Farmer Brothers Co.	1,749	31,132
Green Mountain Coffee Roasters Inc.(a)(b)	4,522	217,056
Hansen Natural Corp.(a)	19,288	694,368
Molson Coors Brewing Co. Class B	30,542	1,046,980
National Beverage Corp.(a)	2,649	24,291
Peet’s Coffee & Tea Inc.(a)	4,076	88,123
Pepsi Bottling Group Inc.	35,941	795,734
PepsiAmericas Inc.	15,288	263,718
PepsiCo Inc.	420,058	21,624,586

		55,884,214
BIOTECHNOLOGY – 1.72%
Abraxis BioScience Inc.(a)	2,016	96,123
Acorda Therapeutics Inc.(a)	9,650	191,166
Affymax Inc.(a)	2,968	47,814
Affymetrix Inc.(a)	17,619	57,614
Alexion Pharmaceuticals Inc.(a)	21,646	815,188
AMAG Pharmaceuticals Inc.(a)	4,811	176,900

American Oriental Bioengineering Inc.(a)(b)	17,391	67,129
Amgen Inc.(a)	270,567	13,398,478
Arena Pharmaceuticals Inc.(a)	18,217	54,833
ARIAD Pharmaceuticals Inc.(a)	17,265	20,545
ArQule Inc.(a)	10,516	43,536
Biogen Idec Inc.(a)	76,931	4,032,723
BioMimetic Therapeutics Inc.(a)	2,741	19,461
Bio-Rad Laboratories Inc. Class A(a)	5,185	341,691
Cambrex Corp.(a)	7,085	16,154
Celera Corp.(a)	20,227	154,332
Celgene Corp.(a)	121,399	5,390,116
Cell Genesys Inc.(a)(b)	18,311	5,308
Celldex Therapeutics Inc.(a)	3,872	25,207
Charles River Laboratories International Inc.(a)	18,454	502,133
Cougar Biotechnology Inc.(a)	3,869	124,582
CryoLife Inc.(a)	6,830	35,379
Cytokinetics Inc.(a)	8,059	13,700
Cytori Therapeutics Inc.(a)	5,088	8,751
Enzo Biochem Inc.(a)	7,771	31,239
Enzon Pharmaceuticals Inc.(a)	10,947	66,448
Exelixis Inc.(a)	26,360	121,256
Facet Biotech Corp.(a)	6,402	60,819
Genomic Health Inc.(a)	4,273	104,176
Genzyme Corp.(a)	70,833	4,206,772
Geron Corp.(a)	22,467	100,427
GTx Inc.(a)(b)	4,571	48,361
Halozyme Therapeutics Inc.(a)	16,217	88,545
Human Genome Sciences Inc.(a)	34,878	28,949
Idera Pharmaceuticals Inc.(a)(b)	5,213	33,728
Illumina Inc.(a)(b)	32,525	1,211,231
ImmunoGen Inc.(a)	15,466	109,809
Immunomedics Inc.(a)	14,544	13,962
Incyte Corp.(a)	19,774	46,271
Integra LifeSciences Holdings Corp.(a)	4,593	113,585
InterMune Inc.(a)(b)	8,909	146,464
Lexicon Pharmaceuticals Inc.(a)	20,707	22,571
Life Technologies Corp.(a)	43,906	1,426,067
Marshall Edwards Inc.(a)	4,976	1,990
Martek Biosciences Corp.	8,907	162,553
Maxygen Inc.(a)	6,038	41,058
Millipore Corp.(a)	14,849	852,481
Molecular Insight Pharmaceuticals Inc.(a)	1,189	4,233
Momenta Pharmaceuticals Inc.(a)	7,607	83,753
Myriad Genetics Inc.(a)	23,761	1,080,413
Nanosphere Inc.(a)	1,879	9,339
Nektar Therapeutics(a)	23,042	124,196
Novavax Inc.(a)	13,532	13,803
Optimer Pharmaceuticals Inc.(a)	7,997	105,480
Orexigen Therapeutics Inc.(a)	5,031	13,131
PDL BioPharma Inc.	32,447	229,725
Protalix BioTherapeutics Inc.(a)	707	1,414

Regeneron Pharmaceuticals Inc.(a)	16,156	223,922
Repligen Corp.(a)	7,980	38,224
Rexahn Pharmaceuticals Inc.(a)	7,614	5,330
RTI Biologics Inc.(a)	15,734	44,842
Sangamo BioSciences Inc.(a)	9,539	40,350
Savient Pharmaceuticals Inc.(a)	14,525	71,899
Seattle Genetics Inc.(a)	17,149	169,089
Sequenom Inc.(a)(b)	15,987	227,335
Vertex Pharmaceuticals Inc.(a)	42,655	1,225,478
XOMA Ltd.(a)	32,984	17,482

		38,407,063
BUILDING MATERIALS – 0.16%
AAON Inc.	3,618	65,558
Apogee Enterprises Inc.	7,108	78,046
Armstrong World Industries Inc.(a)	4,864	53,553
Builders FirstSource Inc.(a)(b)	3,841	7,759
China Architectural Engineering Inc.(a)(b)	4,976	4,876
Comfort Systems USA Inc.	10,359	107,423
Drew Industries Inc.(a)	4,620	40,102
Eagle Materials Inc.	11,638	282,221
Interline Brands Inc.(a)	9,033	76,148
Lennox International Inc.	12,550	332,073
LSI Industries Inc.	4,659	24,087
Martin Marietta Materials Inc.(b)	10,841	859,691
Masco Corp.	97,467	680,320
NCI Building Systems Inc.(a)	5,002	11,104
Owens Corning(a)	19,677	177,880
Quanex Building Products Corp.	9,609	73,028
Simpson Manufacturing Co. Inc.(b)	9,608	173,136
Texas Industries Inc.(b)	5,999	149,975
Trex Co. Inc.(a)(b)	4,762	36,334
U.S. Concrete Inc.(a)	8,568	17,136
Universal Forest Products Inc.	4,107	109,287
USG Corp.(a)	17,441	132,726

		3,492,463
CHEMICALS – 1.65%
A. Schulman Inc.	6,763	91,639
Aceto Corp.	6,443	38,400
Air Products and Chemicals Inc.	55,904	3,144,600
Airgas Inc.	21,947	742,028
Albemarle Corp.	24,434	531,928
American Vanguard Corp.	4,629	59,714
Arch Chemicals Inc.	6,946	131,696
Ashland Inc.	19,138	197,696
Balchem Corp.	4,562	114,643
Cabot Corp.	16,443	172,816
Celanese Corp. Class A	39,089	522,620
CF Industries Holdings Inc.	12,760	907,619
Cytec Industries Inc.	12,409	186,383

Dow Chemical Co. (The)	246,717	2,079,824
E.I. du Pont de Nemours and Co.	238,635	5,328,720
Eastman Chemical Co.	20,380	546,184
Ecolab Inc.	46,056	1,599,525
Ferro Corp.	10,820	15,473
FMC Corp.	20,142	868,926
H.B. Fuller Co.	12,597	163,761
Huntsman Corp.	41,971	131,369
ICO Inc.(a)	7,086	14,597
Innophos Holdings Inc.	2,755	31,076
Innospec Inc.	5,968	22,499
International Flavors & Fragrances Inc.	21,127	643,528
Intrepid Potash Inc.(a)	8,894	164,094
Landec Corp.(a)	5,534	30,824
Lubrizol Corp.	18,455	627,655
Minerals Technologies Inc.	4,765	152,718
Mosaic Co. (The)	40,982	1,720,424
NewMarket Corp.	3,776	167,277
NL Industries Inc.	1,826	18,260
Olin Corp.	19,255	274,769
OM Group Inc.(a)	7,727	149,286
Penford Corp.	2,911	10,567
PolyOne Corp.(a)	23,289	53,798
PPG Industries Inc.	43,251	1,595,962
Praxair Inc.	82,949	5,581,638
Quaker Chemical Corp.	2,721	21,605
Rockwood Holdings Inc.(a)	10,773	85,538
Rohm and Haas Co.	35,216	2,776,429
RPM International Inc.	33,959	432,298
Sensient Technologies Corp.	12,424	291,964
ShengdaTech Inc.(a)	7,075	21,932
Sherwin-Williams Co. (The)	26,529	1,378,712
Sigma-Aldrich Corp.	32,210	1,217,216
Solutia Inc.(a)	24,133	45,129
Spartech Corp.	7,947	19,550
Stepan Co.	1,649	45,018
Symyx Technologies Inc.(a)	8,423	37,482
Terra Industries Inc.	26,791	752,559
Valhi Inc.	1,749	16,406
Valspar Corp. (The)	26,248	524,173
W.R. Grace & Co.(a)	19,436	122,836
Westlake Chemical Corp.(b)	4,816	70,458
Zep Inc.	5,553	56,807
Zoltek Companies Inc.(a)(b)	7,714	52,532

		36,803,180
COAL – 0.20%
Alpha Natural Resources Inc.(a)	18,340	325,535
Arch Coal Inc.	37,718	504,290
CONSOL Energy Inc.	48,391	1,221,389
Foundation Coal Holdings Inc.	11,639	167,020

International Coal Group Inc.(a)(b)	31,871	51,312
James River Coal Co.(a)	6,618	81,666
Massey Energy Co.	22,565	228,358
National Coal Corp.(a)	6,686	9,093
Patriot Coal Corp.(a)(b)	19,733	73,209
Peabody Energy Corp.	72,392	1,812,696
Westmoreland Coal Co.(a)	2,569	18,420

		4,492,988
COMMERCIAL SERVICES – 2.12%
Aaron Rents Inc.	12,602	335,969
ABM Industries Inc.	11,137	182,647
Accenture Ltd.	158,243	4,350,100
Administaff Inc.	5,848	123,568
Advance America Cash Advance Centers Inc.	10,682	18,053
Advisory Board Co. (The)(a)	4,760	78,921
Albany Molecular Research Inc.(a)	6,565	61,908
Alliance Data Systems Corp.(a)(b)	17,567	649,101
American Public Education Inc.(a)	2,868	120,628
AMN Healthcare Services Inc.(a)	8,699	44,365
Apollo Group Inc. Class A(a)	33,753	2,643,872
Arbitron Inc.	6,904	103,629
Avis Budget Group Inc.(a)	26,205	23,847
Bankrate Inc.(a)(b)	3,293	82,160
Bowne & Co. Inc.	6,974	22,387
Brinks Home Security Holdings Inc.(a)	10,619	239,989
Capella Education Co.(a)	3,735	197,955
Cardtronics Inc.(a)	4,842	8,570
Career Education Corp.(a)	23,927	573,291
CBIZ Inc.(a)	11,826	82,427
CDI Corp.	3,154	30,657
Cenveo Inc.(a)	13,479	43,807
Chemed Corp.	6,026	234,411
China Direct Inc.(a)	1,809	2,279
Coinstar Inc.(a)	7,849	257,133
Compass Diversified Holdings	7,173	63,983
Consolidated Graphics Inc.(a)	2,696	34,293
Convergys Corp.(a)	32,888	265,735
Corinthian Colleges Inc.(a)	23,055	448,420
Cornell Companies Inc.(a)	2,723	44,576
Corporate Executive Board Co. (The)	9,420	136,590
Corrections Corp. of America(a)	32,618	417,837
CorVel Corp.(a)	1,915	38,721
CoStar Group Inc.(a)(b)	4,933	149,223
CRA International Inc.(a)	2,926	55,243
Cross Country Healthcare Inc.(a)	7,965	52,171
Deluxe Corp.	12,904	124,266
DeVry Inc.	16,233	782,106
Dollar Financial Corp.(a)	5,873	55,911
Dollar Thrifty Automotive Group Inc.(a)	5,908	6,853
DynCorp International Inc.(a)	6,464	86,165

Electro Rent Corp.	5,335	51,429
Emergency Medical Services Corp. Class A(a)(b)	2,649	83,152
Equifax Inc.	34,127	834,405
Euronet Worldwide Inc.(a)	11,842	154,657
ExlService Holdings Inc.(a)	2,876	24,791
Exponent Inc.(a)	3,757	95,165
First Advantage Corp. Class A(a)	3,383	46,618
Forrester Research Inc.(a)	3,808	78,292
FTI Consulting Inc.(a)	13,583	672,087
Gartner Inc.(a)	15,385	169,389
Genpact Ltd.(a)	15,742	139,474
GEO Group Inc. (The)(a)	13,310	176,357
Gevity HR Inc.	6,049	23,894
Global Cash Access Inc.(a)	10,968	41,898
Grand Canyon Education Inc.(a)	2,727	47,068
Great Lakes Dredge & Dock Corp.	8,879	26,726
H&E Equipment Services Inc.(a)	4,553	29,822
H&R Block Inc.	85,926	1,562,994
Hackett Group Inc. (The)(a)	10,671	21,555
Healthcare Services Group Inc.	10,906	163,263
HealthSpring Inc.(a)	13,405	112,200
Heartland Payment Systems Inc.	6,436	42,542
Heidrick & Struggles International Inc.	4,591	81,444
Hertz Global Holdings Inc.(a)	86,253	338,974
Hewitt Associates Inc. Class A(a)	25,944	772,093
Hill International Inc.(a)	6,010	18,270
Hillenbrand Inc.	15,987	255,952
HMS Holdings Corp.(a)	6,497	213,751
Hudson Highland Group Inc.(a)	6,121	6,794
Huron Consulting Group Inc.(a)	5,468	232,007
ICF International Inc.(a)	1,774	40,749
ICT Group Inc.(a)	2,008	11,185
Integrated Electrical Services Inc.(a)	1,830	16,690
Interactive Data Corp.	10,080	250,589
Iron Mountain Inc.(a)(b)	47,182	1,046,025
ITT Educational Services Inc.(a)(b)	10,380	1,260,340
Jackson Hewitt Tax Service Inc.	7,652	39,943
K12 Inc.(a)(b)	1,845	25,645
Kelly Services Inc. Class A	7,645	61,542
Kendle International Inc.(a)	3,114	65,269
Kenexa Corp.(a)	6,706	36,145
Kforce Inc.(a)	8,027	56,430
Korn/Ferry International(a)	11,919	107,986
Landauer Inc.	2,416	122,443
Learning Tree International Inc.(a)	2,227	18,863
LECG Corp.(a)	6,122	15,550
Lender Processing Services Inc.	25,970	794,942
Lincoln Educational Services Corp.(a)	1,124	20,592
Live Nation Inc.(a)	20,530	54,815
Manpower Inc.	21,059	663,990
MAXIMUS Inc.	4,669	186,106

McGrath RentCorp	6,475	102,046
McKesson Corp.	73,594	2,578,734
Michael Baker Corp.(a)	1,841	47,866
Midas Inc.(a)	3,745	29,660
Monro Muffler Brake Inc.	4,781	130,665
Monster Worldwide Inc.(a)	31,866	259,708
Moody’s Corp.	52,218	1,196,837
Morningstar Inc.(a)(b)	4,044	138,103
MPS Group Inc.(a)	25,854	153,831
Multi-Color Corp.	3,465	42,377
National Research Corp.	338	8,396
Navigant Consulting Inc.(a)	12,476	163,061
Net 1 UEPS Technologies Inc.(a)	13,792	209,776
Odyssey Marine Exploration Inc.(a)	16,559	56,135
On Assignment Inc.(a)	8,783	23,802
PAREXEL International Corp.(a)	14,466	140,754
Pharmaceutical Product Development Inc.	28,097	666,461
PHH Corp.(a)	13,650	191,782
Pre-Paid Legal Services Inc.(a)	2,178	63,227
PRG-Schultz International Inc.(a)	3,884	11,031
Princeton Review Inc. (The)(a)	3,562	15,495
Protection One Inc.(a)(b)	1,710	5,455
Providence Service Corp. (The)(a)	3,970	27,314
Quanta Services Inc.(a)	52,603	1,128,334
R.R. Donnelley & Sons Co.	55,089	403,802
Rent-A-Center Inc.(a)	18,415	356,699
Resources Connection Inc.(a)	12,360	186,389
RiskMetrics Group Inc.(a)	5,496	78,538
Robert Half International Inc.	38,052	678,467
Rollins Inc.	10,672	183,025
RSC Holdings Inc.(a)(b)	12,397	65,208
SAIC Inc.(a)	54,197	1,011,858
Service Corp. International	69,038	240,943
Sotheby’s Holdings Inc. Class A	18,120	163,080
Spherion Corp.(a)	14,229	29,596
Standard Parking Corp.(a)	2,631	43,148
Steiner Leisure Ltd.(a)	4,179	102,009
Stewart Enterprises Inc. Class A	23,529	76,234
Strayer Education Inc.	3,757	675,772
SuccessFactors Inc.(a)	5,604	42,759
Team Inc.(a)	4,901	57,440
TeleTech Holdings Inc.(a)	10,518	114,541
Ticketmaster Entertainment Inc.(a)	9,583	35,361
TNS Inc.(a)	6,004	49,113
Tree.com Inc.(a)	1,667	7,701
TrueBlue Inc.(a)	11,630	95,947
United Rentals Inc.(a)	15,696	66,080
Universal Technical Institute Inc.(a)	5,875	70,500
Valassis Communications Inc.(a)	11,906	18,692
Viad Corp.	5,490	77,519
Visa Inc. Class A	118,602	6,594,271

VistaPrint Ltd.(a)(b)	11,907	327,323
Volt Information Sciences Inc.(a)	3,632	24,153
Watson Wyatt Worldwide Inc.	11,149	550,426
Weight Watchers International Inc.	9,199	170,641
Western Union Co.	196,929	2,475,398
Wright Express Corp.(a)	10,428	189,998

		47,340,150
COMPUTERS – 4.93%
Affiliated Computer Services Inc. Class A(a)	23,919	1,145,481
Agilysys Inc.	5,466	23,504
Apple Inc.(a)	233,493	24,544,784
Brocade Communications Systems Inc.(a)	97,133	335,109
CACI International Inc. Class A(a)	7,967	290,716
Cadence Design Systems Inc.(a)	67,086	281,761
CIBER Inc.(a)	13,594	37,112
Cognizant Technology Solutions Corp. Class A(a)	76,214	1,584,489
Cogo Group Inc.(a)	4,904	32,759
Compellent Technologies Inc.(a)	4,842	52,536
Computer Sciences Corp.(a)	39,905	1,470,100
COMSYS IT Partners Inc.(a)	4,187	9,253
Cray Inc.(a)	8,040	28,140
Data Domain Inc.(a)(b)	8,602	108,127
Dell Inc.(a)	481,057	4,560,420
Diebold Inc.	17,698	377,852
Digimarc Corp.(a)	959	9,321
DST Systems Inc.(a)	10,782	373,273
Echelon Corp.(a)	7,561	61,168
Electronics For Imaging Inc.(a)	14,310	140,238
EMC Corp.(a)	547,656	6,243,278
FactSet Research Systems Inc.(b)	11,151	557,438
Furmanite Corp.(a)	9,502	29,551
Hewlett-Packard Co.	652,922	20,932,679
Hutchinson Technology Inc.(a)	6,586	17,124
iGATE Corp.	5,556	18,001
IHS Inc. Class A(a)	11,321	466,199
Imation Corp.	7,464	57,100
Immersion Corp.(a)	7,526	22,051
Integral Systems Inc.(a)	4,104	35,294
International Business Machines Corp.	364,015	35,269,413
Isilon Systems Inc.(a)(b)	8,654	19,039
Jack Henry & Associates Inc.	20,269	330,790
Lexmark International Inc. Class A(a)	20,778	350,525
Limelight Networks Inc.(a)	4,708	15,772
Magma Design Automation Inc.(a)	10,652	7,989
Manhattan Associates Inc.(a)	6,763	117,135
Maxwell Technologies Inc.(a)	4,757	33,061
Mentor Graphics Corp.(a)	22,545	100,100
Mercury Computer Systems Inc.(a)	5,628	31,123
MICROS Systems Inc.(a)	22,352	419,100
MTS Systems Corp.	4,542	103,330

NCI Inc. Class A(a)	1,746	45,396
NCR Corp.(a)	41,680	331,356
Ness Technologies Inc.(a)	11,458	33,801
NetApp Inc.(a)	91,602	1,359,374
Netezza Corp.(a)	10,328	70,230
NetScout Systems Inc.(a)	7,664	54,874
Palm Inc.(a)(b)	29,225	251,919
Perot Systems Corp. Class A(a)	23,653	304,651
Quantum Corp.(a)	49,185	32,954
Rackable Systems Inc.(a)	7,076	28,729
Radiant Systems Inc.(a)	6,628	29,229
RadiSys Corp.(a)	5,578	33,803
Rimage Corp.(a)	2,623	35,017
Riverbed Technology Inc.(a)	14,538	190,157
SanDisk Corp.(a)	59,059	747,096
Seagate Technology	130,239	782,736
Sigma Designs Inc.(a)(b)	7,579	94,283
Silicon Storage Technology Inc.(a)	22,949	37,866
SMART Modular Technologies (WWH) Inc.(a)	12,570	17,347
SRA International Inc. Class A(a)	11,758	172,843
STEC Inc.(a)	8,020	59,107
Stratasys Inc.(a)	5,088	42,078
Sun Microsystems Inc.(a)	194,603	1,424,494
Super Micro Computer Inc.(a)	5,848	28,772
Sykes Enterprises Inc.(a)	8,231	136,882
Synaptics Inc.(a)(b)	9,372	250,795
Synopsys Inc.(a)	37,942	786,538
Syntel Inc.	3,094	63,675
Teradata Corp.(a)	47,869	776,435
3D Systems Corp.(a)	4,547	29,965
3PAR Inc.(a)	8,577	56,351
Tyler Technologies Inc.(a)(b)	9,741	142,511
Unisys Corp.(a)	89,161	47,255
Virtusa Corp.(a)	1,068	6,622
Western Digital Corp.(a)	58,758	1,136,380

		110,283,756
COSMETICS & PERSONAL CARE – 2.20%
Alberto-Culver Co.	22,927	518,379
Avon Products Inc.	112,617	2,165,625
Bare Escentuals Inc.(a)	15,672	64,255
Chattem Inc.(a)	4,740	265,677
Colgate-Palmolive Co.	134,515	7,933,695
Elizabeth Arden Inc.(a)	6,037	35,196
Estee Lauder Companies Inc. (The) Class A	25,947	639,594
Inter Parfums Inc.	3,153	18,382
Procter & Gamble Co. (The)	798,815	37,616,198

		49,257,001
DISTRIBUTION & WHOLESALE – 0.31%
Beacon Roofing Supply Inc.(a)	11,302	151,334

BMP Sunstone Corp.(a)	7,901	25,520
Brightpoint Inc.(a)	12,707	54,386
Central European Distribution Corp.(a)	10,614	114,207
Chindex International Inc.(a)	2,874	14,284
Core-Mark Holding Co. Inc.(a)	2,209	40,248
Fastenal Co.(b)	34,579	1,111,888
Genuine Parts Co.	43,347	1,294,341
Houston Wire & Cable Co.(b)	4,133	32,031
Ingram Micro Inc. Class A(a)	45,625	576,700
LKQ Corp.(a)	36,918	526,820
MWI Veterinary Supply Inc.(a)	3,045	86,722
Owens & Minor Inc.	11,129	368,704
Pool Corp.(b)	12,413	166,334
ScanSource Inc.(a)	6,532	121,365
Tech Data Corp.(a)	13,083	284,948
United Stationers Inc.(a)	5,997	168,396
W.W. Grainger Inc.	20,476	1,437,006
Watsco Inc.	6,315	214,899
WESCO International Inc.(a)	10,754	194,862

		6,984,995
DIVERSIFIED FINANCIAL SERVICES – 3.71%
Advanta Corp. Class B	9,387	6,195
Affiliated Managers Group Inc.(a)	11,145	464,858
American Express Co.	266,063	3,626,439
AmeriCredit Corp.(a)(b)	34,744	203,600
Ameriprise Financial Inc.	59,261	1,214,258
Ampal-American Israel Corp. Class A(a)	4,538	7,760
Asset Acceptance Capital Corp.(a)	4,153	22,052
BGC Partners Inc. Class A	8,864	19,589
BlackRock Inc.	4,598	597,924
Broadpoint Securities Group Inc.(a)	6,158	20,321
Calamos Asset Management Inc. Class A	5,837	28,076
Capital One Financial Corp.	99,986	1,223,829
Charles Schwab Corp. (The)	247,590	3,837,645
CIT Group Inc.	102,223	291,336
Citigroup Inc.(b)	1,442,568	3,649,697
CME Group Inc.	17,775	4,379,582
Cohen & Steers Inc.(b)	4,538	50,644
CompuCredit Corp.(a)(b)	5,035	12,336
Credit Acceptance Corp.(a)(b)	1,206	25,917
Diamond Hill Investment Group Inc.(a)	637	25,047
Doral Financial Corp.(a)(b)	1,294	2,329
Duff & Phelps Corp. Class A(a)	3,362	52,951
E*TRADE Financial Corp.(a)(b)	131,441	168,244
Eaton Vance Corp.	27,620	631,117
Encore Capital Group Inc.(a)	3,990	18,075
Epoch Holding Corp.	2,120	14,564
Evercore Partners Inc. Class A	2,133	32,955
FBR Capital Markets Corp.(a)	7,804	25,675
FCStone Group Inc.(a)	5,868	13,379

Federal Agricultural Mortgage Corp.	2,664	7,140
Federal Home Loan Mortgage Corp.(b)	167,668	127,428
Federal National Mortgage Association	276,001	193,201
Federated Investors Inc. Class B	23,402	520,929
Financial Federal Corp.	6,751	142,986
First Marblehead Corp. (The)(a)	15,632	20,165
Franklin Resources Inc.	40,815	2,198,704
Friedman, Billings, Ramsey Group Inc. Class A(a)	40,460	8,092
GAMCO Investors Inc. Class A	2,147	70,100
GFI Group Inc.	16,648	53,440
GLG Partners Inc.	14,355	40,768
Goldman Sachs Group Inc. (The)	117,120	12,417,062
Greenhill & Co. Inc.(b)	4,787	353,520
Interactive Brokers Group Inc. Class A(a)	10,545	170,091
IntercontinentalExchange Inc.(a)	18,774	1,398,100
International Assets Holding Corp.(a)(b)	1,065	10,852
Invesco Ltd.	103,240	1,430,906
Investment Technology Group Inc.(a)	11,539	294,475
Janus Capital Group Inc.	42,797	284,600
Jefferies Group Inc.	32,979	455,110
JPMorgan Chase & Co.	981,956	26,100,390
KBW Inc.(a)	7,765	158,018
Knight Capital Group Inc. Class A(a)	25,362	373,836
LaBranche & Co. Inc.(a)	13,382	50,049
Ladenburg Thalmann Financial Services Inc.(a)(b)	24,462	12,965
Lazard Ltd. Class A	20,399	599,731
Legg Mason Inc.	37,008	588,427
MarketAxess Holdings Inc.(a)	7,772	59,378
MF Global Ltd.(a)(b)	25,033	105,890
Morgan Stanley	277,444	6,317,400
NASDAQ OMX Group Inc. (The)(a)	36,450	713,691
National Financial Partners Corp.	9,678	30,970
Nelnet Inc. Class A(a)	4,538	40,116
NewStar Financial Inc.(a)	6,809	15,797
NYSE Euronext Inc.	70,565	1,263,113
Ocwen Financial Corp.(a)(b)	8,855	101,213
optionsXpress Holdings Inc.	10,874	123,637
Penson Worldwide Inc.(a)	3,700	23,791
Piper Jaffray Companies(a)	5,770	148,808
Portfolio Recovery Associates Inc.(a)(b)	3,976	106,716
Pzena Investment Management Inc. Class A(b)	1,658	3,167
Raymond James Financial Inc.(b)	25,410	500,577
Sanders Morris Harris Group Inc.	4,703	18,342
SLM Corp.(a)	124,636	616,948
Stifel Financial Corp.(a)	7,086	306,895
Student Loan Corp. (The)	994	43,179
SWS Group Inc.	7,100	110,263
T. Rowe Price Group Inc.	68,891	1,988,194
TD Ameritrade Holding Corp.(a)	63,822	881,382
Thomas Weisel Partners Group Inc.(a)	5,504	19,704
TradeStation Group Inc.(a)	7,094	46,820

U.S. Global Investors Inc. Class A	2,947	14,352
Virtus Investment Partners Inc.(a)	1,459	9,498
Waddell & Reed Financial Inc. Class A	23,689	428,060
Westwood Holdings Group Inc.	1,291	50,465
World Acceptance Corp.(a)	3,939	67,357

		82,903,202
ELECTRIC – 3.78%
AES Corp. (The)(a)	177,812	1,033,088
Allegheny Energy Inc.	44,373	1,028,122
ALLETE Inc.	7,483	199,721
Alliant Energy Corp.	29,141	719,491
Ameren Corp.	55,989	1,298,385
American Electric Power Co. Inc.	106,109	2,680,313
Avista Corp.	14,543	200,403
Black Hills Corp.	10,540	188,561
Calpine Corp.(a)	95,417	649,790
CenterPoint Energy Inc.	92,368	963,398
Central Vermont Public Service Corp.	3,669	63,474
CH Energy Group Inc.	4,354	204,203
Cleco Corp.	16,579	359,599
CMS Energy Corp.	59,367	702,905
Consolidated Edison Inc.	72,169	2,858,614
Constellation Energy Group Inc.	52,306	1,080,642
Dominion Resources Inc.	153,144	4,745,933
DPL Inc.	30,177	680,190
DTE Energy Co.	43,014	1,191,488
Duke Energy Corp.	335,061	4,798,074
Dynegy Inc. Class A(a)	128,269	180,859
Edison International	86,639	2,496,070
El Paso Electric Co.(a)	11,510	162,176
Empire District Electric Co. (The)	8,540	123,318
EnerNOC Inc.(a)(b)	2,599	37,789
Entergy Corp.	50,801	3,459,040
Exelon Corp.	173,784	7,888,056
FirstEnergy Corp.	80,640	3,112,704
FPL Group Inc.	108,117	5,484,775
Great Plains Energy Inc.	31,791	428,225
Hawaiian Electric Industries Inc.	23,686	325,446
IDACORP Inc.	11,660	272,378
Integrys Energy Group Inc.	20,180	525,487
ITC Holdings Corp.	12,927	563,876
MDU Resources Group Inc.	48,587	784,194
MGE Energy Inc.	5,660	177,554
Mirant Corp.(a)	41,964	478,390
Northeast Utilities	46,425	1,002,316
NorthWestern Corp.	9,590	205,993
NRG Energy Inc.(a)(b)	62,226	1,095,178
NSTAR	28,542	909,919
NV Energy Inc.	61,325	575,842
OGE Energy Corp.	24,431	581,946

Ormat Technologies Inc.	4,958	136,147
Otter Tail Corp.	9,316	205,418
Pepco Holdings Inc.	58,232	726,735
PG&E Corp.	94,666	3,618,135
Pike Electric Corp.(a)	4,548	42,069
Pinnacle West Capital Corp.	26,704	709,258
PNM Resources Inc.	22,669	187,246
Portland General Electric Co.	20,030	352,328
PPL Corp.	99,106	2,845,333
Progress Energy Inc.	73,818	2,676,641
Public Service Enterprise Group Inc.	134,441	3,961,976
Reliant Energy Inc.(a)	93,320	297,691
SCANA Corp.	30,783	950,887
Southern Co.	203,252	6,223,576
Synthesis Energy Systems Inc.(a)	4,959	3,273
TECO Energy Inc.	55,127	614,666
U.S. Geothermal Inc.(a)	16,172	11,482
UIL Holdings Corp.	6,984	155,883
UniSource Energy Corp.	8,809	248,326
Westar Energy Inc.	28,031	491,383
Wisconsin Energy Corp.	31,342	1,290,350
Xcel Energy Inc.	120,402	2,243,089

		84,509,817
ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
Advanced Battery Technologies Inc.(a)(b)	10,744	22,992
Advanced Energy Industries Inc.(a)	8,912	67,107
American Superconductor Corp.(a)(b)	11,383	197,040
AMETEK Inc.	28,060	877,436
Beacon Power Corp.(a)(b)	23,056	10,836
Belden Inc.	12,558	157,101
Capstone Turbine Corp.(a)(b)	37,757	27,185
China BAK Battery Inc.(a)	7,818	13,369
Coleman Cable Inc.(a)	2,062	4,392
Emerson Electric Co.	206,858	5,912,002
Encore Wire Corp.	5,335	114,329
Energizer Holdings Inc.(a)	15,131	751,859
Energy Conversion Devices Inc.(a)(b)	11,673	154,901
EnerSys Inc.(a)	7,432	90,076
Fushi Copperweld Inc.(a)(b)	3,771	18,101
General Cable Corp.(a)	13,556	268,680
GrafTech International Ltd.(a)	31,076	191,428
Graham Corp.	2,549	22,865
Greatbatch Inc.(a)(b)	5,648	109,289
Harbin Electric Inc.(a)(b)	1,699	10,449
Hubbell Inc. Class B	15,025	405,074
Insteel Industries Inc.	4,645	32,329
Littelfuse Inc.(a)	5,458	59,983
Medis Technologies Ltd.(a)(b)	5,755	2,532
Molex Inc.	35,638	489,666
Orion Energy Systems Inc.(a)(b)	3,697	16,304

Powell Industries Inc.(a)	1,999	70,585
Power-One Inc.(a)(b)	17,554	15,448
PowerSecure International Inc.(a)	4,496	15,376
SunPower Corp. Class A(a)(b)	22,209	528,130
Ultralife Corp.(a)	3,173	24,527
Universal Display Corp.(a)	7,025	64,419
Valence Technology Inc.(a)(b)	13,246	28,214
Vicor Corp.	4,867	23,800

		10,797,824
ELECTRONICS – 0.87%
Agilent Technologies Inc.(a)	91,417	1,405,079
American Science and Engineering Inc.	2,383	132,971
Amphenol Corp. Class A	46,530	1,325,640
Analogic Corp.	3,590	114,952
Arrow Electronics Inc.(a)	33,231	633,383
Avnet Inc.(a)	39,395	689,806
AVX Corp.	12,607	114,472
Axsys Technologies Inc.(a)	2,817	118,427
Badger Meter Inc.	3,641	105,188
Bel Fuse Inc. Class B	2,961	39,796
Benchmark Electronics Inc.(a)	17,180	192,416
Brady Corp. Class A	12,900	227,427
Checkpoint Systems Inc.(a)	9,834	88,211
China Security & Surveillance Technology Inc.(a)(b)	6,923	26,584
Cogent Inc.(a)	10,848	129,091
Coherent Inc.(a)	6,050	104,362
CTS Corp.	8,925	32,219
Cubic Corp.	3,891	98,559
Cymer Inc.(a)(b)	8,062	179,460
Daktronics Inc.	7,912	51,824
Dionex Corp.(a)	4,903	231,667
Dolby Laboratories Inc. Class A(a)	13,507	460,724
Electro Scientific Industries Inc.(a)	6,675	39,516
FARO Technologies Inc.(a)	4,048	54,405
FEI Co.(a)	9,206	142,049
FLIR Systems Inc.(a)(b)	36,446	746,414
Garmin Ltd.(b)	31,694	672,230
Gentex Corp.	36,946	367,982
ICx Technologies Inc.(a)	1,184	4,795
II-VI Inc.(a)	6,023	103,475
Itron Inc.(a)	9,779	463,036
Jabil Circuit Inc.	54,240	301,574
L-1 Identity Solutions Inc.(a)	20,610	105,317
LaBarge Inc.(a)	3,101	25,955
Measurement Specialties Inc.(a)	3,649	14,924
Methode Electronics Inc.	9,369	33,541
Mettler-Toledo International Inc.(a)	9,046	464,331
Multi-Fineline Electronix Inc.(a)(b)	2,063	34,741
National Instruments Corp.	14,725	274,621
NVE Corp.(a)	1,147	33,045

OSI Systems Inc.(a)	3,815	58,217
OYO Geospace Corp.(a)	989	12,916
Park Electrochemical Corp.	5,008	86,538
PerkinElmer Inc.	31,792	405,984
Plexus Corp.(a)	10,546	145,746
Rofin-Sinar Technologies Inc.(a)	7,780	125,414
Rogers Corp.(a)	4,530	85,526
Sanmina-SCI Corp.(a)	132,764	40,493
Sonic Solutions Inc.(a)	5,651	6,781
Stoneridge Inc.(a)	3,635	7,670
Taser International Inc.(a)	15,541	72,732
Technitrol Inc.	10,611	18,145
Thermo Fisher Scientific Inc.(a)	110,593	3,944,852
Thomas & Betts Corp.(a)	13,986	349,930
Trimble Navigation Ltd.(a)	31,610	483,001
TTM Technologies Inc.(a)	10,592	61,434
Tyco Electronics Ltd.	125,748	1,388,258
Varian Inc.(a)	7,847	186,288
Vishay Intertechnology Inc.(a)	47,372	164,855
Waters Corp.(a)	26,593	982,611
Watts Water Technologies Inc. Class A	7,843	153,409
Woodward Governor Co.	15,444	172,664
Zygo Corp.(a)	4,041	18,548

		19,356,221
ENERGY - ALTERNATE SOURCES – 0.11%
Akeena Solar Inc.(a)(b)	5,512	6,173
Ascent Solar Technologies Inc.(a)	1,935	7,856
Clean Energy Fuels Corp.(a)	5,606	34,141
Comverge Inc.(a)(b)	5,694	39,573
Covanta Holding Corp.(a)	31,859	417,034
Ener1 Inc.(a)	9,403	48,614
Evergreen Energy Inc.(a)(b)	27,421	38,170
Evergreen Solar Inc.(a)(b)	39,532	84,203
First Solar Inc.(a)(b)	11,812	1,567,452
FuelCell Energy Inc.(a)(b)	16,568	39,763
GreenHunter Energy Inc.(a)(b)	1,079	2,050
GT Solar International Inc.(a)	7,856	52,164
Headwaters Inc.(a)	11,889	37,331
Pacific Ethanol Inc.(a)(b)	8,866	2,926
Plug Power Inc.(a)	20,671	17,984
Quantum Fuel Systems Technologies Worldwide Inc.(a)	18,085	14,468

		2,409,902
ENGINEERING & CONSTRUCTION – 0.35%
AECOM Technology Corp.(a)	28,935	754,625
Dycom Industries Inc.(a)	10,335	59,840
EMCOR Group Inc.(a)	17,495	300,389
ENGlobal Corp.(a)	6,654	30,209
Fluor Corp.	46,915	1,620,913
Granite Construction Inc.	8,951	335,483

Insituform Technologies Inc. Class A(a)	9,950	155,618
Jacobs Engineering Group Inc.(a)	32,498	1,256,373
KBR Inc.	45,949	634,556
Layne Christensen Co.(a)	4,887	78,534
McDermott International Inc.(a)	60,845	814,715
Orion Marine Group Inc.(a)	5,644	73,936
Perini Corp.(a)	12,980	159,654
Shaw Group Inc. (The)(a)	21,927	601,019
Stanley Inc.(a)	2,189	55,579
Sterling Construction Co. Inc.(a)	2,970	52,985
URS Corp.(a)	22,675	916,297
VSE Corp.	1,022	27,287

		7,928,012
ENTERTAINMENT – 0.17%
Ascent Media Corp. Class A(a)	3,585	89,625
Bally Technologies Inc.(a)	14,675	270,313
Bluegreen Corp.(a)	2,577	4,484
Churchill Downs Inc.	2,717	81,673
Cinemark Holdings Inc.	6,958	65,336
Dover Downs Gaming & Entertainment Inc.	3,907	11,994
Dover Motorsports Inc.	3,917	7,246
DreamWorks Animation SKG Inc. Class A(a)	21,815	472,077
Elixir Gaming Technologies Inc.(a)	17,528	1,928
Great Wolf Resorts Inc.(a)	7,703	17,948
International Game Technology	82,213	758,004
International Speedway Corp. Class A	8,892	196,158
Isle of Capri Casinos Inc.(a)(b)	3,989	21,102
Macrovision Solutions Corp.(a)	21,295	378,838
National CineMedia Inc.	10,557	139,141
Penn National Gaming Inc.(a)	17,701	427,479
Pinnacle Entertainment Inc.(a)	15,459	108,831
Regal Entertainment Group Class A	22,150	297,031
Rick’s Cabaret International Inc.(a)(b)	1,653	7,505
Scientific Games Corp. Class A(a)	16,569	200,651
Shuffle Master Inc.(a)	15,267	43,816
Six Flags Inc.(a)(b)	17,617	4,757
Speedway Motorsports Inc.	3,584	42,363
Steinway Musical Instruments Inc.(a)	1,993	23,856
Vail Resorts Inc.(a)	8,009	163,624
Warner Music Group Corp.(a)	12,939	30,407

		3,866,187
ENVIRONMENTAL CONTROL – 0.37%
American Ecology Corp.	4,018	56,011
Calgon Carbon Corp.(a)	14,058	199,202
Casella Waste Systems Inc. Class A(a)	5,725	9,790
Clean Harbors Inc.(a)	5,140	246,720
Darling International Inc.(a)	20,283	75,250
Energy Recovery Inc.(a)	3,859	29,328
EnergySolutions Inc.	9,084	78,577

Fuel Tech Inc.(a)(b)	4,538	47,467
Metalico Inc.(a)(b)	6,161	10,474
Met-Pro Corp.	3,894	31,736
Mine Safety Appliances Co.	7,806	156,276
Nalco Holding Co.	38,398	501,862
Rentech Inc.(a)	40,759	22,417
Republic Services Inc.	85,987	1,474,677
Stericycle Inc.(a)	22,823	1,089,342
Tetra Tech Inc.(a)	15,176	309,287
Waste Connections Inc.(a)	21,651	556,431
Waste Management Inc.	130,185	3,332,736
Waste Services Inc.(a)	4,866	20,826

		8,248,409
FOOD – 2.02%
American Dairy Inc.(a)(b)	1,703	28,798
Arden Group Inc. Class A	214	25,004
B&G Foods Inc. Class A	5,124	26,645
Calavo Growers Inc.	2,741	32,947
Cal-Maine Foods Inc.(b)	3,694	82,709
Campbell Soup Co.	55,218	1,510,764
Chiquita Brands International Inc.(a)	12,106	80,263
ConAgra Foods Inc.	119,564	2,017,045
Corn Products International Inc.	20,286	430,063
Dean Foods Co.(a)	36,341	657,045
Del Monte Foods Co.	52,067	379,568
Diamond Foods Inc.	4,094	114,345
Flowers Foods Inc.	20,745	487,093
Fresh Del Monte Produce Inc.(a)	10,822	177,697
General Mills Inc.	88,768	4,427,748
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	8,577	45,544
H.J. Heinz Co.	83,690	2,766,791
Hain Celestial Group Inc.(a)	10,338	147,213
Hershey Co. (The)	40,452	1,405,707
Hormel Foods Corp.	19,265	610,893
HQ Sustainable Maritime Industries Inc.(a)	1,779	13,609
Imperial Sugar Co.	4,355	31,312
Ingles Markets Inc. Class A	3,058	45,656
J&J Snack Foods Corp.	3,599	124,489
J.M. Smucker Co. (The)	31,219	1,163,532
Kellogg Co.	66,076	2,420,364
Kraft Foods Inc. Class A	389,364	8,678,924
Kroger Co. (The)	174,633	3,705,712
Lance Inc.	6,827	142,138
Lifeway Foods Inc.(a)	1,184	9,472
M&F Worldwide Corp.(a)	3,006	35,200
McCormick & Co. Inc. NVS	30,193	892,807
Nash Finch Co.	3,565	100,141
Ralcorp Holdings Inc.(a)	15,012	808,847
Ruddick Corp.	10,795	242,348
Safeway Inc.	115,791	2,337,820

Sanderson Farms Inc.	5,585	209,717
Sara Lee Corp.	185,903	1,502,096
Seaboard Corp.	93	93,930
Smart Balance Inc.(a)	16,294	98,416
Smithfield Foods Inc.(a)(b)	30,197	285,664
Spartan Stores Inc.	5,524	85,125
SUPERVALU Inc.	56,130	801,536
Sysco Corp.	159,214	3,630,079
Tootsie Roll Industries Inc.(b)	6,266	136,098
TreeHouse Foods Inc.(a)	8,619	248,141
Tyson Foods Inc. Class A	77,478	727,518
United Natural Foods Inc.(a)	11,989	227,431
Village Super Market Inc. Class A	1,634	50,932
Weis Markets Inc.	3,060	94,982
Whole Foods Market Inc.(b)	37,958	637,694
Winn-Dixie Stores Inc.(a)	13,911	132,989
Zhongpin Inc.(a)	4,797	42,597

		45,211,198
FOREST PRODUCTS & PAPER – 0.27%
AbitibiBowater Inc.(a)(b)	13,798	7,589
Boise Inc.(a)	10,497	6,403
Buckeye Technologies Inc.(a)	9,562	20,367
Clearwater Paper Corp.(a)	3,080	24,732
Deltic Timber Corp.	2,741	108,023
Domtar Corp.(a)	127,202	120,842
International Paper Co.	114,787	808,100
KapStone Paper and Packaging Corp.(a)	4,695	11,550
Louisiana-Pacific Corp.(b)	27,032	60,281
MeadWestvaco Corp.	45,681	547,715
Mercer International Inc.(a)(b)	7,927	5,232
Neenah Paper Inc.	3,752	13,620
P.H. Glatfelter Co.	11,367	70,930
Plum Creek Timber Co. Inc.	45,323	1,317,540
Potlatch Corp.	10,683	247,739
Rayonier Inc.	21,264	642,598
Rock-Tenn Co. Class A	9,799	265,063
Schweitzer-Mauduit International Inc.	3,921	72,382
Temple-Inland Inc.	27,022	145,108
Verso Paper Corp.	3,689	2,361
Wausau Paper Corp.	11,315	59,517
Weyerhaeuser Co.	55,707	1,535,842
Xerium Technologies Inc.(a)	4,909	3,289

		6,096,823
GAS – 0.44%
AGL Resources Inc.	20,798	551,771
Atmos Energy Corp.	24,004	554,972
Chesapeake Utilities Corp.	1,807	55,077
Energen Corp.	19,417	565,617
Laclede Group Inc. (The)	6,153	239,844

New Jersey Resources Corp.	10,932	371,469
Nicor Inc.	12,324	409,527
NiSource Inc.	71,963	705,237
Northwest Natural Gas Co.	6,976	302,898
Piedmont Natural Gas Co.	19,261	498,667
Sempra Energy	66,190	3,060,626
South Jersey Industries Inc.	8,172	286,020
Southern Union Co.	28,983	441,121
Southwest Gas Corp.	11,752	247,615
UGI Corp.	28,327	668,800
Vectren Corp.	21,135	445,737
WGL Holdings Inc.	13,319	436,863

		9,841,861
HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	11,750	170,257
Black & Decker Corp. (The)	15,913	502,214
Franklin Electric Co. Inc.	6,391	141,433
Kennametal Inc.	20,672	335,093
K-Tron International Inc.(a)	709	43,015
Lincoln Electric Holdings Inc.	11,112	352,139
Raser Technologies Inc.(a)(b)	11,790	49,400
Regal Beloit Corp.	8,716	267,058
Snap-On Inc.	15,025	377,127
Stanley Works (The)	20,832	606,628
Thermadyne Holdings Corp.(a)	3,565	7,558

		2,851,922
HEALTH CARE - PRODUCTS – 4.32%
Abaxis Inc.(a)	6,304	108,681
ABIOMED Inc.(a)	8,941	43,811
Accuray Inc.(a)	8,017	40,326
Align Technology Inc.(a)	17,362	137,681
Alphatec Holdings Inc.(a)	6,540	11,576
American Medical Systems Holdings Inc.(a)	19,749	220,201
AngioDynamics Inc.(a)	7,153	80,400
Atrion Corp.	297	26,207
Baxter International Inc.	166,184	8,511,944
Beckman Coulter Inc.	16,881	861,100
Becton, Dickinson and Co.	64,669	4,348,344
Boston Scientific Corp.(a)	397,119	3,157,096
Bruker Corp.(a)	13,308	81,977
C.R. Bard Inc.	26,456	2,109,072
Caliper Life Sciences Inc.(a)	12,438	12,314
Cantel Medical Corp.(a)	2,891	37,207
Cardiac Science Corp.(a)	4,995	15,035
CardioNet Inc.(a)	1,119	31,399
Cepheid Inc.(a)	14,356	99,056
Clinical Data Inc.(a)(b)	2,740	29,592
Columbia Laboratories Inc.(a)(b)	12,247	17,636
Conceptus Inc.(a)	7,462	87,678

CONMED Corp.(a)	7,460	107,499
Cooper Companies Inc. (The)	12,402	327,909
Covidien Ltd.	132,363	4,399,746
Cyberonics Inc.(a)	6,079	80,668
Cynosure Inc. Class A(a)	1,911	11,638
DENTSPLY International Inc.	39,935	1,072,255
DexCom Inc.(a)	12,826	53,100
Edwards Lifesciences Corp.(a)	14,610	885,804
ev3 Inc.(a)	18,268	129,703
Exactech Inc.(a)	1,852	21,279
Gen-Probe Inc.(a)	14,610	665,924
Haemonetics Corp.(a)	6,861	377,904
Hanger Orthopedic Group Inc.(a)	8,146	107,934
Hansen Medical Inc.(a)	4,543	18,263
Henry Schein Inc.(a)	23,904	956,399
Hill-Rom Holdings Inc.	16,696	165,123
Hologic Inc.(a)	68,431	895,762
ICU Medical Inc.(a)	3,155	101,339
IDEXX Laboratories Inc.(a)(b)	16,369	566,040
Immucor Inc.(a)	18,609	468,016
Insulet Corp.(a)	3,889	15,945
Intuitive Surgical Inc.(a)(b)	10,168	969,620
Invacare Corp.	8,768	140,551
Inverness Medical Innovations Inc.(a)	20,554	547,353
IRIS International Inc.(a)	4,790	55,229
Johnson & Johnson	746,825	39,282,995
Kensey Nash Corp.(a)	1,803	38,350
Kinetic Concepts Inc.(a)	15,289	322,904
Luminex Corp.(a)	10,737	194,554
Masimo Corp.(a)	11,868	343,935
Medical Action Industries Inc.(a)	3,582	29,695
Medtronic Inc.	297,484	8,766,853
Meridian Bioscience Inc.	10,475	189,807
Merit Medical Systems Inc.(a)	6,841	83,529
Metabolix Inc.(a)(b)	6,106	41,643
Microvision Inc.(a)	14,671	18,926
Micrus Endovascular Corp.(a)	3,788	22,614
Natus Medical Inc.(a)	6,962	59,247
NuVasive Inc.(a)	9,575	300,464
NxStage Medical Inc.(a)	5,008	12,921
OraSure Technologies Inc.(a)	11,584	29,308
Orthofix International NV(a)	4,078	75,525
Orthovita Inc.(a)	17,232	46,182
Palomar Medical Technologies Inc.(a)	4,655	33,795
Patterson Companies Inc.(a)	31,743	598,673
PSS World Medical Inc.(a)(b)	16,747	240,319
Quidel Corp.(a)	7,092	65,388
ResMed Inc.(a)	20,633	729,170
Sirona Dental Systems Inc.(a)	4,118	58,970
Somanetics Corp.(a)	3,232	49,062
SonoSite Inc.(a)	4,089	73,111

Spectranetics Corp.(a)	7,791	19,711
St. Jude Medical Inc.(a)	90,103	3,273,442
Stereotaxis Inc.(a)(b)	6,610	26,374
Steris Corp.	15,427	359,141
Stryker Corp.	81,338	2,768,746
SurModics Inc.(a)(b)	3,821	69,733
Symmetry Medical Inc.(a)	8,813	55,610
Synovis Life Technologies Inc.(a)	3,153	43,638
TECHNE Corp.	10,135	554,486
Thoratec Corp.(a)	14,582	374,612
TomoTherapy Inc.(a)	10,625	28,156
TranS1 Inc.(a)	2,424	14,762
Varian Medical Systems Inc.(a)	33,570	1,021,871
Vision-Sciences Inc.(a)	4,477	5,731
Vital Images Inc.(a)	4,178	47,086
VNUS Medical Technologies Inc.(a)	3,261	69,361
Volcano Corp.(a)	12,322	179,285
West Pharmaceutical Services Inc.	8,585	281,674
Wright Medical Group Inc.(a)	9,918	129,232
Zimmer Holdings Inc.(a)	61,263	2,236,100
Zoll Medical Corp.(a)	5,044	72,432

		96,548,459
HEALTH CARE - SERVICES – 1.26%
Aetna Inc.	120,075	2,921,425
Air Methods Corp.(a)	2,687	45,437
Alliance Healthcare Services Inc.(a)	6,488	44,118
Almost Family Inc.(a)	1,719	32,816
Amedisys Inc.(a)	6,794	186,767
AMERIGROUP Corp.(a)	13,878	382,200
AmSurg Corp.(a)	8,659	137,245
Assisted Living Concepts Inc. Class A(a)	3,031	41,100
athenahealth Inc.(a)	5,463	131,713
Bio-Reference Laboratories Inc.(a)	2,811	58,778
Brookdale Senior Living Inc.	9,498	47,965
Capital Senior Living Corp.(a)	5,819	14,198
Centene Corp.(a)	11,848	213,501
Community Health Systems Inc.(a)	25,315	388,332
Covance Inc.(a)	16,942	603,643
Coventry Health Care Inc.(a)	39,526	511,466
DaVita Inc.(a)	27,605	1,213,240
Emeritus Corp.(a)	4,906	32,183
Ensign Group Inc. (The)	2,939	45,437
Five Star Quality Care Inc.(a)	8,362	8,696
Genoptix Inc.(a)	2,030	55,378
Gentiva Health Services Inc.(a)	6,885	104,652
Health Management Associates Inc. Class A(a)	62,918	162,328
Health Net Inc.(a)	29,016	420,152
HealthSouth Corp.(a)(b)	22,997	204,213
Healthways Inc.(a)	8,940	78,404
Humana Inc.(a)	44,540	1,161,603

IPC The Hospitalist Co. Inc.(a)	1,796	34,178
Kindred Healthcare Inc.(a)	7,644	114,278
Laboratory Corp. of America Holdings(a)	29,668	1,735,281
LHC Group Inc.(a)	3,694	82,302
Life Sciences Research Inc.(a)	2,186	15,674
LifePoint Hospitals Inc.(a)	14,757	307,831
Lincare Holdings Inc.(a)	19,239	419,410
Magellan Health Services Inc.(a)	10,989	400,439
MedCath Corp.(a)	4,514	32,817
Mednax Inc.(a)	12,554	369,966
Molina Healthcare Inc.(a)	4,169	79,294
National Healthcare Corp.	2,220	89,133
NightHawk Radiology Holdings Inc.(a)	5,491	14,826
Odyssey Healthcare Inc.(a)	8,526	82,702
Psychiatric Solutions Inc.(a)	14,770	232,332
Quest Diagnostics Inc.	41,966	1,992,546
RadNet Inc.(a)	5,598	6,942
RehabCare Group Inc.(a)	4,537	79,125
Res-Care Inc.(a)	6,032	87,826
Skilled Healthcare Group Inc. Class A(a)	5,661	46,477
Sun Healthcare Group Inc.(a)	10,735	90,603
Sunrise Senior Living Inc.(a)	11,565	7,864
Tenet Healthcare Corp.(a)	127,076	147,408
Triple-S Management Corp. Class B(a)	4,501	55,452
U.S. Physical Therapy Inc.(a)	3,036	29,388
UnitedHealth Group Inc.	325,496	6,812,631
Universal Health Services Inc. Class B	12,272	470,508
Virtual Radiologic Corp.(a)(b)	1,085	7,584
WellCare Health Plans Inc.(a)	10,539	118,564
WellPoint Inc.(a)	132,058	5,014,242

		28,224,613
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	46,394	690,807
Resource America Inc. Class A	3,210	12,808
Walter Industries Inc.	14,450	330,472

		1,034,087
HOME BUILDERS – 0.19%
AMREP Corp.(a)	644	10,111
Beazer Homes USA Inc.(a)	9,771	9,869
Brookfield Homes Corp.(b)	2,848	9,826
Cavco Industries Inc.(a)	1,739	41,040
Centex Corp.	31,686	237,645
Champion Enterprises Inc.(a)	19,269	9,249
D.R. Horton Inc.	83,817	813,025
Hovnanian Enterprises Inc. Class A(a)(b)	12,722	19,846
KB Home	21,360	281,525
Lennar Corp. Class A	36,714	275,722
M.D.C. Holdings Inc.	8,996	280,135
M/I Homes Inc.(b)	4,530	31,665

Meritage Homes Corp.(a)(b)	8,593	98,132
NVR Inc.(a)	1,192	509,878
Palm Harbor Homes Inc.(a)(b)	2,246	5,009
Pulte Homes Inc.	56,132	613,523
Ryland Group Inc.	11,840	197,254
Skyline Corp.	1,765	33,553
Standard-Pacific Corp.(a)	32,034	28,190
Thor Industries Inc.	8,874	138,612
Toll Brothers Inc.(a)	35,123	637,834
Winnebago Industries Inc.	7,876	41,822

		4,323,465
HOME FURNISHINGS – 0.07%
American Woodmark Corp.	2,947	51,749
Audiovox Corp. Class A(a)	4,125	14,149
DTS Inc.(a)	4,628	111,350
Ethan Allen Interiors Inc.	6,669	75,093
Furniture Brands International Inc.	11,939	17,550
Harman International Industries Inc.	14,854	200,975
Hooker Furniture Corp.	2,964	25,016
Kimball International Inc. Class B	9,730	63,829
La-Z-Boy Inc.	12,804	16,005
Sealy Corp.(a)	11,308	16,849
Tempur-Pedic International Inc.(b)	20,014	146,102
TiVo Inc.(a)	25,672	180,731
Universal Electronics Inc.(a)	3,677	66,554
Whirlpool Corp.(b)	20,297	600,588

		1,586,540
HOUSEHOLD PRODUCTS & WARES – 0.51%
ACCO Brands Corp.(a)	13,532	13,261
American Greetings Corp. Class A	12,013	60,786
Avery Dennison Corp.	28,686	640,845
Blyth Inc.	1,688	44,108
Central Garden & Pet Co. Class A(a)	17,484	131,480
Church & Dwight Co. Inc.	18,804	982,133
Clorox Co. (The)	36,409	1,874,335
CSS Industries Inc.	1,958	33,286
Ennis Inc.	6,502	57,608
Fortune Brands Inc.	40,641	997,737
Fossil Inc.(a)	12,336	193,675
Helen of Troy Ltd.(a)	7,630	104,913
Jarden Corp.(a)	17,575	222,675
Kimberly-Clark Corp.	110,868	5,112,123
Prestige Brands Holdings Inc.(a)	8,548	44,279
Russ Berrie and Co. Inc.(a)	4,095	5,405
Scotts Miracle-Gro Co. (The) Class A	11,376	394,747
Standard Register Co. (The)	4,552	20,848
Tupperware Brands Corp.	16,777	285,041
WD-40 Co.	4,720	113,941

		11,333,226

HOUSEWARES – 0.03%
Libbey Inc.	3,673	3,379
National Presto Industries Inc.	1,081	65,952
Newell Rubbermaid Inc.	73,574	469,402
Toro Co. (The)	9,602	232,176

		770,909
INSURANCE – 2.73%
Aflac Inc.	126,007	2,439,496
Alleghany Corp.(a)	1,430	387,287
Allied World Assurance Holdings Ltd.	13,220	502,757
Allstate Corp. (The)	145,649	2,789,178
Ambac Financial Group Inc.(b)	75,780	59,108
American Equity Investment Life Holding Co.	14,314	59,546
American Financial Group Inc.	21,080	338,334
American International Group Inc.	614,930	614,930
American National Insurance Co.	4,347	227,826
American Physicians Capital Inc.	2,167	88,674
American Safety Insurance Holdings Ltd.(a)	2,787	32,078
Amerisafe Inc.(a)	4,743	72,663
AmTrust Financial Services Inc.	4,899	46,785
Aon Corp.	73,626	3,005,413
Arch Capital Group Ltd.(a)	12,106	652,029
Argo Group International Holdings Ltd.(a)	7,915	238,479
Arthur J. Gallagher & Co.	25,413	432,021
Aspen Insurance Holdings Ltd.	22,471	504,699
Assurant Inc.	31,733	691,145
Assured Guaranty Ltd.	14,479	98,023
Axis Capital Holdings Ltd.	35,961	810,561
Baldwin & Lyons Inc. Class B	2,013	38,086
Brown & Brown Inc.	30,306	573,086
Chubb Corp.	96,611	4,088,578
CIGNA Corp.	74,134	1,304,017
Cincinnati Financial Corp.	39,201	896,527
Citizens Inc.(a)(b)	10,837	78,785
CNA Financial Corp.	7,549	69,149
CNA Surety Corp.(a)	4,078	75,198
Conseco Inc.(a)	48,238	44,379
Crawford & Co. Class B(a)	6,464	43,438
Delphi Financial Group Inc. Class A	11,337	152,596
Donegal Group Inc. Class A	3,225	49,568
eHealth Inc.(a)	6,538	104,673
EMC Insurance Group Inc.	1,288	27,138
Employers Holdings Inc.	13,450	128,313
Endurance Specialty Holdings Ltd.	13,087	326,390
Enstar Group Ltd.(a)	1,441	81,157
Erie Indemnity Co. Class A	8,391	286,804
Everest Re Group Ltd.	16,506	1,168,625
FBL Financial Group Inc. Class A	3,671	15,235
Fidelity National Financial Inc.	56,680	1,105,827

First Acceptance Corp.(a)	4,182	10,120
First American Corp.	24,190	641,277
First Mercury Financial Corp.(a)	4,393	63,435
Flagstone Reinsurance Holdings Ltd.	7,795	60,723
FPIC Insurance Group Inc.(a)	2,021	74,838
Genworth Financial Inc. Class A	113,096	214,882
Greenlight Capital Re Ltd. Class A(a)	7,536	120,350
Hallmark Financial Services Inc.(a)	1,105	7,658
Hanover Insurance Group Inc. (The)	13,332	384,228
Harleysville Group Inc.	3,307	105,196
Hartford Financial Services Group Inc. (The)	82,885	650,647
HCC Insurance Holdings Inc.	31,134	784,265
Horace Mann Educators Corp.	10,782	90,245
Independence Holding Co.	1,670	8,367
Infinity Property and Casualty Corp.	3,873	131,411
IPC Holdings Ltd.	14,907	403,085
Kansas City Life Insurance Co.	1,117	40,044
Life Partners Holdings Inc.(b)	2,083	35,536
Lincoln National Corp.	67,811	453,656
Loews Corp.	83,676	1,849,240
Maiden Holdings Ltd.	12,704	56,787
Markel Corp.(a)	2,683	761,650
Marsh & McLennan Companies Inc.	135,129	2,736,362
Max Capital Group Ltd.	15,805	272,478
MBIA Inc.(a)	55,382	253,650
Meadowbrook Insurance Group Inc.	13,436	81,960
Mercury General Corp.	6,890	204,633
MetLife Inc.	133,446	3,038,565
MGIC Investment Corp.(b)	32,874	46,681
Montpelier Re Holdings Ltd.	25,281	327,642
National Interstate Corp.	1,240	20,968
National Western Life Insurance Co. Class A	544	61,472
Navigators Group Inc. (The)(a)	3,653	172,349
NYMAGIC Inc.	1,625	19,825
Odyssey Re Holdings Corp.	5,856	222,118
Old Republic International Corp.	62,308	674,173
OneBeacon Insurance Group Ltd.	7,016	67,775
PartnerRe Ltd.	14,369	891,884
Phoenix Companies Inc. (The)	29,714	34,765
Platinum Underwriters Holdings Ltd.	14,157	401,493
PMA Capital Corp. Class A(a)	8,072	33,660
PMI Group Inc. (The)	21,977	13,626
Presidential Life Corp.	5,511	42,931
Primus Guaranty Ltd.(a)	4,809	7,550
Principal Financial Group Inc.	67,626	553,181
ProAssurance Corp.(a)	8,621	401,911
Progressive Corp. (The)(a)	179,560	2,413,286
Protective Life Corp.	17,761	93,245
Prudential Financial Inc.	114,971	2,186,748
Radian Group Inc.	20,165	36,700
Reinsurance Group of America Inc.	17,932	580,817

RenaissanceRe Holdings Ltd.	16,141	798,011
RLI Corp.	5,088	255,418
Safety Insurance Group Inc.	4,416	137,249
SeaBright Insurance Holdings Inc.(a)	5,121	53,566
Selective Insurance Group Inc.	14,446	175,663
StanCorp Financial Group Inc.	12,886	293,543
State Auto Financial Corp.	3,680	64,768
Stewart Information Services Corp.	4,520	88,140
Torchmark Corp.	22,415	587,945
Tower Group Inc.	9,710	239,157
Transatlantic Holdings Inc.	6,880	245,410
Travelers Companies Inc. (The)	160,206	6,510,772
United America Indemnity Ltd. Class A(a)	4,234	17,021
United Fire & Casualty Co.	6,292	138,172
Unitrin Inc.	10,359	144,819
Universal American Corp.(a)	11,522	97,591
Unum Group	92,307	1,153,838
Validus Holdings Ltd.	17,644	417,810
W.R. Berkley Corp.	38,108	859,335
Wesco Financial Corp.	340	93,840
White Mountains Insurance Group Ltd.	1,964	337,631
XL Capital Ltd. Class A	86,033	469,740
Zenith National Insurance Corp.	9,598	231,408

		60,999,536
INTERNET – 2.33%
Akamai Technologies Inc.(a)	44,264	858,722
Amazon.com Inc.(a)	83,432	6,127,246
Ariba Inc.(a)	24,289	212,043
Art Technology Group Inc.(a)	32,032	81,682
AsiaInfo Holdings Inc.(a)	10,020	168,837
Avocent Corp.(a)	11,372	138,056
Bidz.com Inc.(a)	1,606	6,456
Blue Coat Systems Inc.(a)	8,405	100,944
Blue Nile Inc.(a)(b)	3,566	107,515
China Information Security Technology Inc.(a)(b)	5,911	18,679
Chordiant Software Inc.(a)	8,411	25,485
Cogent Communications Group Inc.(a)(b)	12,537	90,266
comScore Inc.(a)	4,704	56,871
Constant Contact Inc.(a)(b)	5,168	72,300
CyberSource Corp.(a)	17,794	263,529
DealerTrack Holdings Inc.(a)	10,968	143,681
Dice Holdings Inc.(a)	4,160	11,565
Digital River Inc.(a)	9,633	287,256
Drugstore.com Inc.(a)	21,580	25,249
EarthLink Inc.(a)	30,415	199,827
eBay Inc.(a)	294,138	3,694,373
Entrust Inc.(a)	15,794	23,849
Equinix Inc.(a)(b)	8,536	479,296
eResearch Technology Inc.(a)(b)	11,697	61,526
Expedia Inc.(a)	53,916	489,557

F5 Networks Inc.(a)(b)	21,280	445,816
Global Sources Ltd.(a)	4,363	16,972
Google Inc. Class A(a)	62,720	21,830,323
GSI Commerce Inc.(a)	5,468	71,631
HLTH Corp.(a)	26,911	278,529
HSW International Inc.(a)(b)	3,185	526
i2 Technologies Inc.(a)(b)	3,877	30,628
IAC/InterActiveCorp.(a)	23,859	363,373
iBasis Inc.(a)	8,412	5,636
InfoSpace Inc.(a)	8,061	41,917
Internap Network Services Corp.(a)	12,341	33,197
Internet Brands Inc. Class A(a)	1,645	9,656
Internet Capital Group Inc.(a)	9,685	39,031
j2 Global Communications Inc.(a)	11,339	248,211
Keynote Systems Inc.(a)	3,918	31,070
Knot Inc. (The)(a)	6,887	56,473
Liberty Media Corp. - Liberty Interactive Group Series A(a)	160,687	465,992
Liquidity Services Inc.(a)	2,720	19,013
LoopNet Inc.(a)(b)	6,790	41,283
McAfee Inc.(a)	40,404	1,353,534
MercadoLibre Inc.(a)(b)	6,647	123,302
ModusLink Global Solutions Inc.(a)	12,318	31,904
Move Inc.(a)	39,624	57,455
Netflix Inc.(a)(b)	10,789	463,064
NIC Inc.	9,793	50,924
NutriSystem Inc.	8,635	123,221
1-800-FLOWERS.COM Inc.(a)	5,999	12,413
Online Resources Corp.(a)	7,722	32,510
Orbitz Worldwide Inc.(a)	8,610	11,107
Overstock.com Inc.(a)(b)	4,063	37,176
PCTEL Inc.	5,506	23,676
Perficient Inc.(a)	7,442	40,187
Priceline.com Inc.(a)(b)	10,928	860,908
Rackspace Hosting Inc.(a)	4,548	34,065
RealNetworks Inc.(a)	25,499	59,413
RightNow Technologies Inc.(a)	6,816	51,597
S1 Corp.(a)	13,702	70,565
Safeguard Scientifics Inc.(a)	30,235	16,629
Sapient Corp.(a)	24,166	108,022
Shutterfly Inc.(a)	6,560	61,467
Sohu.com Inc.(a)(b)	7,676	317,096
SonicWALL Inc.(a)	16,277	72,595
Sourcefire Inc.(a)	1,728	12,580
Stamps.com Inc.(a)	3,239	31,418
SupportSoft Inc.(a)	11,909	22,865
Symantec Corp.(a)	222,918	3,330,395
TechTarget Inc.(a)	1,930	4,632
TeleCommunication Systems Inc.(a)	8,724	79,999
Terremark Worldwide Inc.(a)	12,277	33,025
TheStreet.com Inc.	5,098	10,043
thinkorswim Group Inc.(a)	12,904	111,491

TIBCO Software Inc.(a)	46,059	270,366
United Online Inc.	21,886	97,612
ValueClick Inc.(a)	23,155	197,049
Vasco Data Security International Inc.(a)	6,611	38,145
VeriSign Inc.(a)	51,846	978,334
Vignette Corp.(a)	7,065	47,194
Vocus Inc.(a)	4,188	55,659
Web.com Group Inc.(a)	7,073	23,482
WebMD Health Corp. Class A(a)	1,910	42,593
Websense Inc.(a)	11,357	136,284
Yahoo! Inc.(a)	365,125	4,677,251

		51,987,334
INVESTMENT COMPANIES – 0.04%
Allied Capital Corp.(b)	46,831	74,461
American Capital Ltd.(b)	52,564	98,295
Apollo Investment Corp.	36,666	127,598
Ares Capital Corp.	24,147	116,871
BlackRock Kelso Capital Corp.	2,630	11,020
Capital Southwest Corp.	813	62,105
Fifth Street Finance Corp.	2,642	20,449
Gladstone Capital Corp.(b)	6,160	38,562
Gladstone Investment Corp.	5,746	21,950
Harris & Harris Group Inc.(a)(b)	5,990	22,163
Hercules Technology Growth Capital Inc.	8,337	41,685
Kayne Anderson Energy Development Co.	2,604	24,321
Kohlberg Capital Corp.	3,651	11,172
MCG Capital Corp.	20,382	26,089
Medallion Financial Corp.	3,857	28,580
MVC Capital Inc.	6,014	50,578
NGP Capital Resources Co.	6,512	32,365
Patriots Capital Funding Inc.	5,870	10,742
PennantPark Investment Corp.	4,969	18,634
Prospect Capital Corp.	8,000	68,160

		905,800
IRON & STEEL – 0.29%
AK Steel Holding Corp.	29,046	206,808
Allegheny Technologies Inc.	26,481	580,728
Carpenter Technology Corp.	11,738	165,741
China Precision Steel Inc.(a)(b)	4,544	5,316
Cliffs Natural Resources Inc.	29,758	540,405
General Steel Holdings Inc.(a)(b)	2,819	7,414
Gibraltar Industries Inc.	6,472	30,548
Nucor Corp.	83,533	3,188,455
Olympic Steel Inc.	2,128	32,282
Reliance Steel & Aluminum Co.	16,309	429,416
Schnitzer Steel Industries Inc. Class A	5,700	178,923
Steel Dynamics Inc.	42,710	376,275
Sutor Technology Group Ltd.(a)	1,968	2,755
United States Steel Corp.	31,760	671,089

Universal Stainless & Alloy Products Inc.(a)	1,731	16,739

		6,432,894
LEISURE TIME – 0.20%
Ambassadors Group Inc.	4,202	34,120
Brunswick Corp.	23,298	80,378
Callaway Golf Co.	18,161	130,396
Carnival Corp.	115,699	2,499,098
Harley-Davidson Inc.	63,620	851,872
Interval Leisure Group Inc.(a)	9,583	50,790
Life Time Fitness Inc.(a)(b)	8,749	109,887
Marine Products Corp.	2,955	12,529
Nautilus Inc.(a)	7,867	4,956
Polaris Industries Inc.	8,391	179,903
Royal Caribbean Cruises Ltd.(b)	35,568	284,900
Town Sports International Holdings Inc.(a)(b)	4,023	12,029
WMS Industries Inc.(a)	11,356	237,454

		4,488,312
LODGING – 0.14%
Ameristar Casinos Inc.	6,713	84,450
Boyd Gaming Corp.(b)	14,438	53,854
Choice Hotels International Inc.(b)	7,853	202,764
Gaylord Entertainment Co.(a)(b)	10,547	87,857
Las Vegas Sands Corp.(a)(b)	43,232	130,128
Lodgian Inc.(a)	4,734	9,941
Marcus Corp.	5,152	43,792
Marriott International Inc. Class A	78,671	1,287,058
MGM MIRAGE(a)(b)	32,118	74,835
Monarch Casino & Resort Inc.(a)	2,984	15,397
Morgans Hotel Group Co.(a)	8,123	25,263
Orient-Express Hotels Ltd. Class A(b)	13,655	55,986
Riviera Holdings Corp.(a)	2,636	2,689
Starwood Hotels & Resorts Worldwide Inc.	48,834	620,192
Wyndham Worldwide Corp.	45,881	192,700
Wynn Resorts Ltd.(a)(b)	16,454	328,586

		3,215,492
MACHINERY – 0.76%
AGCO Corp.(a)	24,083	472,027
Alamo Group Inc.	1,685	17,962
Albany International Corp. Class A	7,412	67,079
Altra Holdings Inc.(a)	6,831	26,504
Applied Industrial Technologies Inc.	10,759	181,504
Astec Industries Inc.(a)	4,746	124,488
Bolt Technology Corp.(a)	2,164	15,386
Briggs & Stratton Corp.	14,037	231,611
Bucyrus International Inc.	19,545	296,693
Cascade Corp.	2,158	38,046
Caterpillar Inc.	162,989	4,557,172
Chart Industries Inc.(a)	7,440	58,627

Cognex Corp.	10,980	146,583
Columbus McKinnon Corp.(a)	4,750	41,420
Cummins Inc.	53,773	1,368,523
Deere & Co.	114,194	3,753,557
DXP Enterprises Inc.(a)	1,878	19,400
Flow International Corp.(a)	9,424	15,267
Flowserve Corp.	15,439	866,437
Gardner Denver Inc.(a)	13,574	295,099
Gerber Scientific Inc.(a)	5,798	13,857
Gorman-Rupp Co. (The)	3,674	72,745
Graco Inc.	15,506	264,687
Hurco Companies Inc.(a)	1,293	13,745
IDEX Corp.	21,567	471,670
Intermec Inc.(a)	15,756	163,862
Intevac Inc.(a)	5,155	26,858
iRobot Corp.(a)(b)	3,856	29,306
Joy Global Inc.	26,993	574,951
Kadant Inc.(a)	3,586	41,311
Key Technology Inc.(a)	1,573	13,842
Lindsay Corp.(b)	3,199	86,373
Manitowoc Co. Inc. (The)	33,758	110,389
Middleby Corp. (The)(a)	5,296	171,749
NACCO Industries Inc.	1,653	44,929
Nordson Corp.	8,696	247,227
Park-Ohio Holdings Corp.(a)	1,991	6,491
Presstek Inc.(a)	7,064	14,622
Robbins & Myers Inc.	6,970	105,735
Rockwell Automation Inc.	39,480	862,243
Sauer-Danfoss Inc.	2,788	6,803
Tecumseh Products Co. Class A(a)	3,876	17,520
Tennant Co.	4,134	38,736
Terex Corp.(a)	24,944	230,732
Twin Disc Inc.	2,202	15,238
Wabtec Corp.	12,570	331,597
Zebra Technologies Corp. Class A(a)	16,153	307,230

		16,877,833
MANUFACTURING – 3.11%
A.O. Smith Corp.	5,079	127,889
Actuant Corp. Class A	14,250	147,203
Acuity Brands Inc.	10,475	236,107
American Railcar Industries Inc.	2,248	17,152
Ameron International Corp.	2,427	127,806
AptarGroup Inc.	17,726	551,988
AZZ Inc.(a)	2,917	76,980
Barnes Group Inc.	13,172	140,809
Blount International Inc.(a)	9,574	44,232
Brink’s Co. (The)	10,619	280,979
Carlisle Companies Inc.	15,746	309,094
Ceradyne Inc.(a)	6,940	125,822
China Fire & Security Group Inc.(a)(b)	3,688	28,988

CLARCOR Inc.	13,303	335,103
Colfax Corp.(a)	5,644	38,774
Cooper Industries Ltd. Class A	46,033	1,190,413
Crane Co.	12,932	218,292
Danaher Corp.	67,761	3,674,001
Donaldson Co. Inc.	20,813	558,621
Dover Corp.	50,144	1,322,799
Eastman Kodak Co.	71,113	270,229
Eaton Corp.	43,778	1,613,657
EnPro Industries Inc.(a)	5,692	97,333
ESCO Technologies Inc.(a)	7,267	281,233
Federal Signal Corp.	11,917	62,803
Flanders Corp.(a)	4,099	16,560
FreightCar America Inc.	3,030	53,116
General Electric Co.	2,789,182	28,198,630
GenTek Inc.(a)	2,113	36,956
Griffon Corp.(a)	14,418	108,135
Harsco Corp.	22,203	492,241
Hexcel Corp.(a)	24,250	159,323
Honeywell International Inc.	196,453	5,473,181
Illinois Tool Works Inc.	124,294	3,834,470
Ingersoll-Rand Co. Ltd. Class A	83,342	1,150,120
ITT Corp.	47,944	1,844,406
Koppers Holdings Inc.	5,799	84,201
Lancaster Colony Corp.	5,660	234,777
Leggett & Platt Inc.	41,123	534,188
LSB Industries Inc.(a)	4,161	41,152
Lydall Inc.(a)	4,199	12,471
Matthews International Corp. Class A	8,082	232,842
Myers Industries Inc.	6,960	42,734
Pall Corp.	32,945	673,066
Parker Hannifin Corp.	44,188	1,501,508
Pentair Inc.	26,254	568,924
PMFG Inc.(a)	3,272	25,783
Polypore International Inc.(a)	3,806	15,300
Raven Industries Inc.	3,977	82,642
Reddy Ice Holdings Inc.	5,550	8,159
Roper Industries Inc.	23,741	1,007,805
Smith & Wesson Holding Corp.(a)	12,332	74,239
SPX Corp.	14,203	667,683
Standex International Corp.	3,064	28,189
Teleflex Inc.	10,629	415,488
Textron Inc.	64,683	371,280
3M Co.	186,552	9,275,365
Tredegar Corp.	5,906	96,445
Trinity Industries Inc.	21,399	195,587

		69,435,273
MEDIA – 2.23%
A.H. Belo Corp. Class A	4,532	4,441
Belo Corp. Class A	22,087	13,473

Cablevision Systems Corp.	58,708	759,682
CBS Corp. Class B	155,662	597,742
Central European Media Enterprises Ltd. Class A(a)(b)	9,421	107,965
Charter Communications Inc. Class A(a)(b)	121,979	2,537
CKX Inc.(a)	12,807	52,509
Comcast Corp. Class A	742,728	10,130,810
Courier Corp.	2,682	40,686
Cox Radio Inc. Class A(a)(b)	8,427	34,551
Crown Media Holdings Inc. Class A(a)(b)	4,002	8,164
CTC Media Inc.(a)	13,576	61,907
Cumulus Media Inc. Class A(a)	7,033	7,103
DG FastChannel Inc.(a)	5,510	103,423
DIRECTV Group Inc. (The)(a)	144,312	3,288,870
Discovery Communications Inc. Class C(a)	75,244	1,102,325
Dish Network Corp. Class A(a)	55,108	612,250
Dolan Media Co.(a)	5,715	44,977
E.W. Scripps Co. (The) Class A	7,591	10,248
Entercom Communications Corp.	8,407	9,248
Entravision Communications Corp.(a)	17,352	4,512
Fisher Communications Inc.	1,656	16,163
Gannett Co. Inc.	59,390	130,658
Global Traffic Network Inc.(a)	3,030	9,181
Gray Television Inc.	10,530	3,370
Hearst-Argyle Television Inc.	6,100	25,376
John Wiley & Sons Inc. Class A	10,494	312,511
Journal Communications Inc. Class A	11,759	8,819
Lee Enterprises Inc.(b)	11,560	3,237
Liberty Global Inc. Series A(a)	72,718	1,058,774
Liberty Media Corp. - Liberty Capital Group Series A(a)	27,553	192,320
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	137,019	2,733,529
Lin TV Corp. Class A(a)	6,820	7,638
Martha Stewart Living Omnimedia Inc. Class A(a)	6,687	16,651
McClatchy Co. (The) Class A(b)	18,439	9,035
McGraw-Hill Companies Inc. (The)	85,257	1,949,828
Media General Inc. Class A(b)	5,607	10,765
Mediacom Communications Corp. Class A(a)	9,813	39,546
Meredith Corp.	10,325	171,808
New York Times Co. (The) Class A(b)	36,646	165,640
News Corp. Class A	613,709	4,062,754
Outdoor Channel Holdings Inc.(a)	4,101	27,969
Playboy Enterprises Inc. Class B(a)	5,594	11,020
PRIMEDIA Inc.	10,942	27,027
RHI Entertainment Inc.(a)	3,561	5,413
Scholastic Corp.	6,557	98,814
Scripps Networks Interactive Inc. Class A	22,589	508,478
Sinclair Broadcast Group Inc. Class A	12,390	12,762
Sirius XM Radio Inc.(a)	980,505	343,177
Time Warner Cable Inc.	93,916	2,329,117
Time Warner Inc.	318,872	6,154,230

Value Line Inc.	255	6,972
Viacom Inc. Class B(a)	147,772	2,568,277
Walt Disney Co. (The)	504,651	9,164,462
Washington Post Co. (The) Class B	1,599	571,003
World Wrestling Entertainment Inc.	5,691	65,674

		49,819,421
METAL FABRICATE & HARDWARE – 0.20%
A.M. Castle & Co.	4,777	42,611
Ampco-Pittsburgh Corp.	1,843	24,438
CIRCOR International Inc.	4,684	105,484
Commercial Metals Co.	29,785	344,017
Dynamic Materials Corp.	3,001	27,489
Haynes International Inc.(a)	2,916	51,963
Kaydon Corp.	9,009	246,216
L.B. Foster Co. Class A(a)	2,712	67,339
Ladish Co. Inc.(a)	3,694	26,818
Lawson Products Inc.	1,029	12,523
Mueller Industries Inc.	10,476	227,224
Mueller Water Products Inc. Class A	29,231	96,462
NN Inc.	4,055	5,109
Northwest Pipe Co.(a)	2,483	70,691
Omega Flex Inc.	846	13,629
Precision Castparts Corp.	36,963	2,214,084
RBC Bearings Inc.(a)	5,441	83,138
Sun Hydraulics Corp.(b)	2,821	41,215
Timken Co. (The)	21,391	298,618
TriMas Corp.(a)	3,564	6,237
Valmont Industries Inc.	5,293	265,762
Worthington Industries Inc.	16,149	140,658

		4,411,725
MINING – 0.72%
Alcoa Inc.	258,129	1,894,667
Allied Nevada Gold Corp.(a)	11,661	68,217
AMCOL International Corp.	8,213	121,881
Brush Engineered Materials Inc.(a)	5,027	69,724
Century Aluminum Co.(a)	19,497	41,139
Coeur d’Alene Mines Corp.(a)	167,899	157,825
Compass Minerals International Inc.	8,458	476,777
Freeport-McMoRan Copper & Gold Inc.	109,335	4,166,757
General Moly Inc.(a)(b)	15,843	16,794
Hecla Mining Co.(a)(b)	58,523	117,046
Horsehead Holding Corp.(a)	8,974	49,357
Kaiser Aluminum Corp.	4,505	104,156
Newmont Mining Corp.	126,769	5,674,180
Royal Gold Inc.	7,697	359,912
RTI International Metals Inc.(a)	5,912	69,170
Southern Copper Corp.	57,807	1,006,998
Stillwater Mining Co.(a)	10,520	38,924
Titanium Metals Corp.	23,180	126,795

United States Lime & Minerals Inc.(a)	352	9,631
Uranium Resources Inc.(a)	12,909	6,067
USEC Inc.(a)	31,378	150,614
Vulcan Materials Co.	29,263	1,296,058

		16,022,689
MISCELLANEOUS - MANUFACTURING – 0.00%
John Bean Technologies Corp.	7,083	74,088

		74,088
OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	55,301	1,291,278
Xerox Corp.	237,676	1,081,426

		2,372,704
OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	14,644	156,105
HNI Corp.(b)	11,327	117,801
Interface Inc. Class A	13,674	40,885
Knoll Inc.	12,485	76,533
Steelcase Inc. Class A	16,171	81,017

		472,341
OIL & GAS – 9.91%
Abraxas Petroleum Corp.(a)	10,831	11,156
Alon USA Energy Inc.	3,165	43,361
American Oil & Gas Inc.(a)	9,553	7,356
Anadarko Petroleum Corp.	124,027	4,823,410
Apache Corp.	88,378	5,664,146
Apco Argentina Inc.	2,200	24,244
Approach Resources Inc.(a)	2,132	13,218
Arena Resources Inc.(a)	9,910	252,507
Atlas America Inc.	8,868	77,595
ATP Oil & Gas Corp.(a)	7,481	38,378
Atwood Oceanics Inc.(a)	14,640	242,878
Berry Petroleum Co. Class A	10,778	118,127
Bill Barrett Corp.(a)	9,542	212,214
BMB Munai Inc.(a)	9,679	5,614
BPZ Resources Inc.(a)(b)	16,316	60,369
Brigham Exploration Co.(a)	11,478	21,808
Bronco Drilling Co. Inc.(a)	6,584	34,632
Cabot Oil & Gas Corp.	27,034	637,191
Callon Petroleum Co.(a)	5,112	5,572
Cano Petroleum Inc.(a)	9,950	4,279
Carrizo Oil & Gas Inc.(a)(b)	7,106	63,101
Cheniere Energy Inc.(a)(b)	16,348	69,642
Chesapeake Energy Corp.	160,414	2,736,663
Chevron Corp.	548,154	36,857,875
Cimarex Energy Co.	21,480	394,802
Clayton Williams Energy Inc.(a)	1,552	45,380
CNX Gas Corp.(a)	6,941	164,571

Comstock Resources Inc.(a)	12,106	360,759
Concho Resources Inc.(a)	14,416	368,905
ConocoPhillips	408,519	15,997,604
Contango Oil & Gas Co.(a)	3,397	133,162
Continental Resources Inc.(a)(b)	7,877	167,071
Crosstex Energy Inc.	10,662	17,486
CVR Energy Inc.(a)	5,027	27,850
Delek US Holdings Inc.	2,937	30,427
Delta Petroleum Corp.(a)(b)	15,634	18,761
Denbury Resources Inc.(a)	65,553	974,118
Devon Energy Corp.	118,203	5,282,492
Diamond Offshore Drilling Inc.	18,093	1,137,326
Double Eagle Petroleum Co.(a)	2,073	10,717
Encore Acquisition Co.(a)	14,439	335,996
Endeavour International Corp.(a)	29,381	25,561
Energy XXI (Bermuda) Ltd.	31,313	11,742
ENSCO International Inc.	38,269	1,010,302
EOG Resources Inc.	65,797	3,603,044
EQT Corp.	34,637	1,085,177
EXCO Resources Inc.(a)	38,736	387,360
Exxon Mobil Corp.	1,318,435	89,785,424
Forest Oil Corp.(a)	25,473	334,970
Frontier Oil Corp.	27,044	345,893
FX Energy Inc.(a)	12,569	34,942
Gasco Energy Inc.(a)	24,281	9,470
GeoGlobal Resources Inc.(a)(b)	8,000	5,760
GeoMet Inc.(a)	4,608	2,673
GeoResources Inc.(a)	1,317	8,850
GMX Resources Inc.(a)	4,622	30,043
Goodrich Petroleum Corp.(a)	5,869	113,624
Gran Tierra Energy Inc.(a)	56,402	141,569
Gulfport Energy Corp.(a)	5,748	13,335
Harvest Natural Resources Inc.(a)	9,477	32,127
Helmerich & Payne Inc.	28,207	642,273
Hess Corp.	74,534	4,039,743
Holly Corp.	11,709	248,231
Houston American Energy Corp.	3,868	7,194
Marathon Oil Corp.	187,564	4,931,058
Mariner Energy Inc.(a)	22,335	173,096
McMoRan Exploration Co.(a)	15,689	73,738
Meridian Resource Corp. (The)(a)	22,364	4,696
Murphy Oil Corp.	50,184	2,246,738
Nabors Industries Ltd.(a)	74,636	745,614
Newfield Exploration Co.(a)	35,136	797,587
Noble Energy Inc.	45,708	2,462,747
Northern Oil and Gas Inc.(a)	5,026	18,094
Occidental Petroleum Corp.	217,390	12,097,754
Oilsands Quest Inc.(a)(b)	48,336	34,802
Panhandle Oil and Gas Inc.	1,907	32,648
Parallel Petroleum Corp.(a)	10,478	13,412
Parker Drilling Co.(a)	28,001	51,522

Patterson-UTI Energy Inc.	40,042	358,776
Penn Virginia Corp.	10,812	118,716
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	66,278	1,274,526
Petroleum Development Corp.(a)	3,766	44,476
PetroQuest Energy Inc.(a)	11,897	28,553
Pioneer Drilling Co.(a)	12,475	40,918
Pioneer Natural Resources Co.	32,455	534,534
Plains Exploration & Production Co.(a)	29,216	503,392
Pride International Inc.(a)	45,129	811,419
PrimeEnergy Corp.(a)	182	9,082
Quest Resource Corp.(a)	5,112	1,600
Quicksilver Resources Inc.(a)(b)	30,136	166,953
RAM Energy Resources Inc.(a)	9,426	6,881
Range Resources Corp.	41,165	1,694,351
Rex Energy Corp.(a)	3,792	10,883
Rosetta Resources Inc.(a)	12,962	64,162
Rowan Companies Inc.	30,840	369,155
SandRidge Energy Inc.(a)	27,036	178,167
Southwestern Energy Co.(a)	90,474	2,686,173
St. Mary Land & Exploration Co.	16,212	214,485
Stone Energy Corp.(a)	8,467	28,195
SulphCo Inc.(a)(b)	11,320	12,112
Sunoco Inc.	30,931	819,053
Swift Energy Co.(a)	7,795	56,904
Tesoro Corp.	35,833	482,671
Toreador Resources Corp.	3,808	9,558
Tri-Valley Corp.(a)(b)	5,812	6,626
TXCO Resources Inc.(a)(b)	8,513	3,507
Unit Corp.(a)	12,378	258,948
VAALCO Energy Inc.(a)	14,742	77,985
Valero Energy Corp.	139,813	2,502,653
Venoco Inc.(a)	5,173	16,967
W&T Offshore Inc.	7,613	46,820
Warren Resources Inc.(a)	14,643	14,057
Western Refining Inc.	9,033	107,854
Whiting Petroleum Corp.(a)	13,447	347,605
XTO Energy Inc.	146,581	4,488,310

		221,492,603
OIL & GAS SERVICES – 1.38%
Allis-Chalmers Energy Inc.(a)	6,470	12,487
Baker Hughes Inc.	81,879	2,337,645
Basic Energy Services Inc.(a)	10,586	68,491
BJ Services Co.	78,828	784,339
Cal Dive International Inc.(a)	10,724	72,601
Cameron International Corp.(a)	57,769	1,266,874
CARBO Ceramics Inc.	5,619	159,804
Complete Production Services Inc.(a)	12,482	38,445
Dawson Geophysical Co.(a)	1,917	25,880
Dresser-Rand Group Inc.(a)	22,667	500,941

Dril-Quip Inc.(a)	7,955	244,219
Exterran Holdings Inc.(a)	17,119	274,246
Flotek Industries Inc.(a)(b)	6,821	10,709
FMC Technologies Inc.(a)	34,058	1,068,399
Geokinetics Inc.(a)	1,768	5,781
Global Industries Ltd.(a)(b)	29,926	114,916
Gulf Island Fabrication Inc.	3,532	28,291
Halliburton Co.	231,156	3,575,983
Helix Energy Solutions Group Inc.(a)	28,420	146,079
Hercules Offshore Inc.(a)	23,091	36,484
Hornbeck Offshore Services Inc.(a)	5,772	87,965
ION Geophysical Corp.(a)	21,124	32,953
Key Energy Services Inc.(a)	32,596	93,876
Lufkin Industries Inc.	3,830	145,080
Matrix Service Co.(a)	6,762	55,584
Mitcham Industries Inc.(a)	2,627	10,009
NATCO Group Inc. Class A(a)	5,591	105,838
National Oilwell Varco Inc.(a)	109,691	3,149,229
Natural Gas Services Group Inc.(a)	3,080	27,720
Newpark Resources Inc.(a)	22,467	56,842
Oceaneering International Inc.(a)	14,937	550,727
Oil States International Inc.(a)	12,604	169,146
RPC Inc.	7,993	52,994
Schlumberger Ltd.	316,006	12,836,164
SEACOR Holdings Inc.(a)	5,522	321,988
Smith International Inc.	57,052	1,225,477
Superior Energy Services Inc.(a)	21,240	273,784
Superior Well Services Inc.(a)	3,915	20,084
T-3 Energy Services Inc.(a)	3,156	37,178
Tetra Technologies Inc.(a)	19,148	62,231
Tidewater Inc.	14,207	527,506
Trico Marine Services Inc.(a)(b)	2,962	6,220
Union Drilling Inc.(a)	3,558	13,520
Willbros Group Inc.(a)	10,323	100,133

		30,734,862
PACKAGING & CONTAINERS – 0.27%
AEP Industries Inc.(a)	1,707	26,066
Ball Corp.	26,072	1,131,525
Bemis Co. Inc.	26,616	558,138
BWAY Holding Co.(a)	1,939	15,299
Crown Holdings Inc.(a)	42,385	963,411
Graphic Packaging Holding Co.(a)	40,472	35,211
Greif Inc. Class A	8,580	285,628
Owens-Illinois Inc.(a)	44,219	638,522
Packaging Corp. of America	26,968	351,123
Pactiv Corp.(a)	34,879	508,885
Sealed Air Corp.	43,434	599,389
Silgan Holdings Inc.	6,808	357,692
Sonoco Products Co.	26,600	558,068

		6,028,957

PHARMACEUTICALS – 6.75%
Abbott Laboratories	408,741	19,496,946
ACADIA Pharmaceuticals Inc.(a)	7,758	7,370
Accelrys Inc.(a)	6,907	27,490
Acura Pharmaceuticals Inc.(a)(b)	2,073	13,309
Adolor Corp.(a)	11,861	24,196
Akorn Inc.(a)	13,738	11,815
Alexza Pharmaceuticals Inc.(a)	5,026	11,107
Alkermes Inc.(a)	26,145	317,139
Allergan Inc.	80,828	3,860,345
Allos Therapeutics Inc.(a)	14,551	89,925
Alnylam Pharmaceuticals Inc.(a)	9,866	187,849
AmerisourceBergen Corp.	40,169	1,311,920
Amicus Therapeutics Inc.(a)	1,183	10,801
Amylin Pharmaceuticals Inc.(a)(b)	36,013	423,153
Ardea Biosciences Inc.(a)	2,825	29,069
Array BioPharma Inc.(a)	11,740	30,994
Auxilium Pharmaceuticals Inc.(a)(b)	10,666	295,662
Biodel Inc.(a)(b)	3,650	19,017
BioForm Medical Inc.(a)	2,848	3,475
BioMarin Pharmaceutical Inc.(a)(b)	25,563	315,703
Bristol-Myers Squibb Co.	524,348	11,493,708
Cadence Pharmaceuticals Inc.(a)	7,409	69,496
Caraco Pharmaceutical Laboratories Ltd.(a)	2,606	9,173
Cardinal Health Inc.	94,378	2,971,019
Catalyst Health Solutions Inc.(a)	8,810	174,614
Cephalon Inc.(a)(b)	18,017	1,226,958
China Sky One Medical Inc.(a)	1,928	22,172
Cubist Pharmaceuticals Inc.(a)	14,589	238,676
CV Therapeutics Inc.(a)	16,695	331,897
Cypress Bioscience Inc.(a)	9,522	67,701
Dendreon Corp.(a)(b)	26,783	112,489
Depomed Inc.(a)	12,487	29,469
Discovery Laboratories Inc.(a)	21,226	25,896
DURECT Corp.(a)	19,513	43,514
Dyax Corp.(a)	14,445	36,257
Eli Lilly and Co.	264,739	8,844,930
Emergent BioSolutions Inc.(a)	4,118	55,634
Endo Pharmaceuticals Holdings Inc.(a)	31,958	565,017
Express Scripts Inc.(a)	55,963	2,583,812
Forest Laboratories Inc.(a)	81,358	1,786,622
Gilead Sciences Inc.(a)	244,341	11,317,875
Herbalife Ltd.	16,785	251,439
Hospira Inc.(a)	41,831	1,290,905
Idenix Pharmaceuticals Inc.(a)(b)	6,131	18,883
I-Flow Corp.(a)	5,067	18,495
Inspire Pharmaceuticals Inc.(a)	10,876	44,157
Isis Pharmaceuticals Inc.(a)	24,834	372,758
Javelin Pharmaceuticals Inc.(a)	10,653	15,340
Jazz Pharmaceuticals Inc.(a)	1,637	1,457

King Pharmaceuticals Inc.(a)	65,221	461,112
K-V Pharmaceutical Co. Class A(a)(b)	8,826	14,563
Ligand Pharmaceuticals Inc. Class B(a)	29,741	88,628
Mannatech Inc.(b)	3,909	13,017
MannKind Corp.(a)(b)	13,287	46,239
MAP Pharmaceuticals Inc.(a)	1,633	3,429
Mead Johnson Nutrition Co. Class A(a)	9,242	266,817
Medarex Inc.(a)	32,709	167,797
Medco Health Solutions Inc.(a)	134,223	5,548,779
Medicines Co. (The)(a)	14,184	153,755
Medicis Pharmaceutical Corp. Class A	14,372	177,782
Medivation Inc.(a)(b)	7,017	128,201
Merck & Co. Inc.	568,519	15,207,883
MiddleBrook Pharmaceuticals Inc.(a)(b)	9,388	12,768
Mylan Inc.(a)(b)	81,557	1,093,679
Nabi Biopharmaceuticals(a)	15,273	56,510
NBTY Inc.(a)	14,344	201,964
Neogen Corp.(a)	3,769	82,277
Neurocrine Biosciences Inc.(a)	9,560	33,938
Noven Pharmaceuticals Inc.(a)	6,123	58,046
NPS Pharmaceuticals Inc.(a)	12,324	51,761
Obagi Medical Products Inc.(a)	4,737	25,485
Omega Protein Corp.(a)	4,781	12,622
Omnicare Inc.	28,757	704,259
Onyx Pharmaceuticals Inc.(a)	14,729	420,513
Opko Health Inc.(a)(b)	12,479	12,229
OSI Pharmaceuticals Inc.(a)	15,491	592,686
Osiris Therapeutics Inc.(a)(b)	3,757	51,847
Pain Therapeutics Inc.(a)	8,944	37,565
Par Pharmaceutical Companies Inc.(a)	8,934	84,605
Perrigo Co.	20,624	512,094
PetMed Express Inc.(a)	5,709	94,084
Pfizer Inc.	1,793,528	24,427,851
Pharmasset Inc.(a)	6,386	62,647
PharMerica Corp.(a)	8,117	135,067
POZEN Inc.(a)	6,481	39,664
Progenics Pharmaceuticals Inc.(a)	6,579	43,356
Questcor Pharmaceuticals Inc.(a)	13,899	68,383
Rigel Pharmaceuticals Inc.(a)	8,991	55,205
Salix Pharmaceuticals Ltd.(a)	11,770	111,815
Schering-Plough Corp.	429,486	10,114,395
Schiff Nutrition International Inc.(a)	2,304	10,368
Sepracor Inc.(a)	28,845	422,868
Star Scientific Inc.(a)	17,168	73,479
Sucampo Pharmaceuticals Inc.(a)	1,051	6,443
Synta Pharmaceuticals Corp.(a)(b)	4,553	9,743
Synutra International Inc.(a)(b)	2,922	23,990
Targacept Inc.(a)	4,735	12,690
Theravance Inc.(a)	13,452	228,684
United Therapeutics Corp.(a)	7,040	465,274
USANA Health Sciences Inc.(a)	2,070	46,285

Valeant Pharmaceuticals International(a)	16,956	301,647
VCA Antech Inc.(a)	22,379	504,646
ViroPharma Inc.(a)	20,737	108,869
VIVUS Inc.(a)	18,196	78,607
Warner Chilcott Ltd. Class A(a)	23,553	247,778
Watson Pharmaceuticals Inc.(a)	28,099	874,160
Wyeth	353,155	15,199,791
XenoPort Inc.(a)	7,401	143,283
Zymogenetics Inc.(a)	9,731	38,827

		150,780,397
PIPELINES – 0.36%
El Paso Corp.	185,401	1,158,756
National Fuel Gas Co.	21,740	666,766
ONEOK Inc.	28,227	638,777
Questar Corp.	45,631	1,342,920
Spectra Energy Corp.	167,960	2,374,954
Williams Companies Inc. (The)	155,153	1,765,641

		7,947,814
REAL ESTATE – 0.05%
Avatar Holdings Inc.(a)(b)	1,631	24,432
CB Richard Ellis Group Inc. Class A(a)	56,680	228,420
Consolidated-Tomoka Land Co.	1,631	48,441
Forest City Enterprises Inc. Class A	19,059	68,612
Forestar Group Inc.(a)	8,916	68,207
FX Real Estate and Entertainment Inc.(a)	1,907	306
Grubb & Ellis Co.	9,842	6,200
Hilltop Holdings Inc.(a)	11,821	134,759
Jones Lang LaSalle Inc.	9,120	212,131
Meruelo Maddux Properties Inc.(a)	11,501	840
Resource Capital Corp.	5,590	16,994
St. Joe Co. (The)(a)	23,978	401,392
Stratus Properties Inc.(a)	1,173	7,097
Thomas Properties Group Inc.	5,916	6,981
United Capital Corp.(a)	352	6,072

		1,230,884
REAL ESTATE INVESTMENT TRUSTS – 1.38%
Acadia Realty Trust	8,243	87,458
Agree Realty Corp.	1,941	30,454
Alexander’s Inc.	600	102,228
Alexandria Real Estate Equities Inc.	8,530	310,492
AMB Property Corp.	26,124	376,186
American Campus Communities Inc.	11,362	197,244
American Capital Agency Corp.(b)	2,666	45,615
Annaly Capital Management Inc.	142,732	1,979,693
Anthracite Capital Inc.(b)	16,341	5,556
Anworth Mortgage Asset Corp.	27,113	166,203
Apartment Investment and Management Co. Class A	22,828	125,097
Arbor Realty Trust Inc.(b)	3,652	2,629

Ashford Hospitality Trust Inc.	21,808	33,584
Associated Estates Realty Corp.	2,845	16,160
AvalonBay Communities Inc.	20,301	955,365
BioMed Realty Trust Inc.	21,142	143,131
Boston Properties Inc.	31,903	1,117,562
Brandywine Realty Trust	22,378	63,777
BRE Properties Inc. Class A(b)	12,320	241,842
Camden Property Trust	14,213	306,717
Capital Trust Inc. Class A	3,915	4,307
CapitalSource Inc.(b)	50,418	61,510
CapLease Inc.	10,841	21,357
Capstead Mortgage Corp.	17,908	192,332
Care Investment Trust Inc.	3,545	19,356
CBL & Associates Properties Inc.(b)	17,733	41,850
Cedar Shopping Centers Inc.	10,970	19,088
Chimera Investment Corp.	36,517	122,697
Cogdell Spencer Inc.	2,776	14,158
Colonial Properties Trust	11,642	44,356
Corporate Office Properties Trust	11,053	274,446
Cousins Properties Inc.	7,481	48,178
DCT Industrial Trust Inc.	43,463	137,778
Developers Diversified Realty Corp.	31,003	66,036
DiamondRock Hospitality Co.	24,384	97,780
Digital Realty Trust Inc.	20,084	666,387
Douglas Emmett Inc.	31,341	231,610
Duke Realty Corp.	39,629	217,960
DuPont Fabros Technology Inc.	3,045	20,950
EastGroup Properties Inc.	6,714	188,462
Education Realty Trust Inc.	6,953	24,266
Entertainment Properties Trust	7,868	124,000
Equity Lifestyle Properties Inc.	5,513	210,045
Equity One Inc.(b)	8,658	105,541
Equity Residential	71,290	1,308,172
Essex Property Trust Inc.	6,582	377,412
Extra Space Storage Inc.	23,190	127,777
Federal Realty Investment Trust	15,435	710,010
FelCor Lodging Trust Inc.	15,600	21,216
First Industrial Realty Trust Inc.(b)	11,687	28,633
First Potomac Realty Trust	8,242	60,579
Franklin Street Properties Corp.	16,050	197,415
General Growth Properties Inc.(b)	58,883	41,807
Getty Realty Corp.	4,537	83,254
Glimcher Realty Trust	9,394	13,152
Gramercy Capital Corp.	10,327	10,017
Hatteras Financial Corp.	4,130	103,209
HCP Inc.	66,473	1,186,543
Health Care REIT Inc.	28,779	880,350
Healthcare Realty Trust Inc.	15,389	230,681
Hersha Hospitality Trust	13,956	26,516
Highwoods Properties Inc.	16,942	362,898
Home Properties Inc.	8,408	257,705

Hospitality Properties Trust	24,011	288,132
Host Hotels & Resorts Inc.	133,908	524,919
HRPT Properties Trust	57,231	182,567
Inland Real Estate Corp.	14,550	103,160
Investors Real Estate Trust	14,280	140,801
iStar Financial Inc.(b)	35,170	98,828
Kilroy Realty Corp.	8,386	144,155
Kimco Realty Corp.	61,089	465,498
Kite Realty Group Trust	5,132	12,573
LaSalle Hotel Properties	9,911	57,880
Lexington Realty Trust	19,808	47,143
Liberty Property Trust	25,672	486,228
LTC Properties Inc.	5,900	103,486
Macerich Co. (The)(b)	19,327	120,987
Mack-Cali Realty Corp.	17,402	344,734
Maguire Properties Inc.(a)	9,460	6,811
Medical Properties Trust Inc.	22,406	81,782
MFA Financial Inc.	59,214	348,178
Mid-America Apartment Communities Inc.	7,283	224,535
Mission West Properties Inc.	4,902	31,373
Monmouth Real Estate Investment Corp. Class A	5,059	33,440
National Health Investors Inc.	5,829	156,625
National Retail Properties Inc.	20,204	320,031
Nationwide Health Properties Inc.	26,911	597,155
Newcastle Investment Corp.(b)	11,872	7,717
NorthStar Realty Finance Corp.(b)	16,160	37,491
Omega Healthcare Investors Inc.	22,083	310,929
One Liberty Properties Inc.	2,039	7,177
Parkway Properties Inc.	3,955	40,737
Pennsylvania Real Estate Investment Trust(b)	10,585	37,577
Post Properties Inc.	11,374	115,332
ProLogis	67,936	441,584
PS Business Parks Inc.	3,960	145,926
Public Storage	33,657	1,859,549
RAIT Financial Trust	15,774	19,244
Ramco-Gershenson Properties Trust	4,702	30,328
Realty Income Corp.(b)	26,419	497,206
Redwood Trust Inc.	16,088	246,951
Regency Centers Corp.	18,393	488,702
Saul Centers Inc.	2,740	62,938
Senior Housing Properties Trust	29,775	417,446
Simon Property Group Inc.	59,925	2,075,802
SL Green Realty Corp.(b)	15,136	163,469
Sovran Self Storage Inc.	5,592	112,287
Strategic Hotels & Resorts Inc.	18,576	12,817
Sun Communities Inc.	3,978	47,060
Sunstone Hotel Investors Inc.	15,170	39,897
Tanger Factory Outlet Centers Inc.	8,206	253,237
Taubman Centers Inc.	13,634	232,323
UDR Inc.	37,033	318,854
Universal Health Realty Income Trust	2,943	86,024

Urstadt Biddle Properties Inc. Class A	4,514	60,578
U-Store-It Trust	14,245	28,775
Ventas Inc.	34,627	782,916
Vornado Realty Trust	35,895	1,193,150
Washington Real Estate Investment Trust	13,771	238,238
Weingarten Realty Investors(b)	19,531	185,935
Winthrop Realty Trust	2,476	17,109

		30,825,115
RETAIL – 6.81%
Abercrombie & Fitch Co. Class A	23,528	559,966
Advance Auto Parts Inc.	25,432	1,044,747
Aeropostale Inc.(a)	17,372	461,400
AFC Enterprises Inc.(a)	7,451	33,604
American Eagle Outfitters Inc.	46,999	575,268
America’s Car-Mart Inc.(a)	2,675	36,353
AnnTaylor Stores Corp.(a)	14,755	76,726
Aristotle Corp. (The)(a)(b)	238	823
Asbury Automotive Group Inc.	9,542	41,126
AutoNation Inc.(a)(b)	29,865	414,526
AutoZone Inc.(a)(b)	9,408	1,529,929
Barnes & Noble Inc.(b)	9,453	202,105
Bebe Stores Inc.	9,538	63,618
Bed Bath & Beyond Inc.(a)	68,313	1,690,747
Best Buy Co. Inc.	88,683	3,366,407
Big 5 Sporting Goods Corp.	5,718	33,565
Big Lots Inc.(a)(b)	21,150	439,497
BJ’s Restaurants Inc.(a)	4,167	57,963
BJ’s Wholesale Club Inc.(a)	15,611	499,396
Blockbuster Inc. Class A(a)(b)	48,199	34,703
Bob Evans Farms Inc.	8,917	199,919
Borders Group Inc.(a)	14,640	9,223
Brinker International Inc.	26,802	404,710
Brown Shoe Co. Inc.	10,936	41,010
Buckle Inc. (The)	6,232	198,988
Buffalo Wild Wings Inc.(a)(b)	4,467	163,403
Build-A-Bear Workshop Inc.(a)	3,916	23,770
Burger King Holdings Inc.	21,789	500,058
Cabela’s Inc.(a)(b)	9,728	88,622
Cache Inc.(a)	3,043	8,764
California Pizza Kitchen Inc.(a)	4,982	65,165
CarMax Inc.(a)	57,874	719,953
Casey’s General Stores Inc.	13,266	353,672
Cash America International Inc.	7,517	117,716
Casual Male Retail Group Inc.(a)	8,969	4,395
Cato Corp. (The) Class A	7,552	138,051
CEC Entertainment Inc.(a)	5,035	130,306
Charlotte Russe Holding Inc.(a)	6,136	50,008
Charming Shoppes Inc.(a)	31,006	43,408
Cheesecake Factory Inc. (The)(a)	16,622	190,322
Chico’s FAS Inc.(a)	45,258	243,035

Children’s Place Retail Stores Inc. (The)(a)	6,561	143,620
Chipotle Mexican Grill Inc. Class A(a)(b)	8,591	570,271
Christopher & Banks Corp.	8,985	36,749
Citi Trends Inc.(a)	3,573	81,786
CKE Restaurants Inc.	14,627	122,867
Coldwater Creek Inc.(a)	15,476	38,845
Collective Brands Inc.(a)	16,385	159,590
Conn’s Inc.(a)(b)	3,017	42,359
Copart Inc.(a)(b)	16,585	491,911
Costco Wholesale Corp.	114,794	5,317,258
Cracker Barrel Old Country Store Inc.(b)	6,086	174,303
CVS Caremark Corp.	378,604	10,407,824
Darden Restaurants Inc.	36,863	1,262,926
Denny’s Corp.(a)	23,418	39,108
Dick’s Sporting Goods Inc.(a)	22,633	322,973
Dillard’s Inc. Class A(b)	15,378	87,655
DineEquity Inc.(b)	4,633	54,947
Dollar Tree Inc.(a)	24,115	1,074,323
Domino’s Pizza Inc.(a)	10,899	71,388
Dress Barn Inc.(a)	11,747	144,371
DSW Inc. Class A(a)(b)	4,015	37,299
Einstein Noah Restaurant Group Inc.(a)	1,099	6,407
EZCORP Inc.(a)	12,521	144,868
Family Dollar Stores Inc.	36,802	1,228,083
FGX International Holdings Ltd.(a)	3,011	34,988
Finish Line Inc. (The) Class A	12,591	83,352
First Cash Financial Services Inc.(a)	4,900	73,108
Foot Locker Inc.	42,310	443,409
Fred’s Inc.	9,954	112,281
Fuqi International Inc.(a)	2,618	12,305
GameStop Corp. Class A(a)	43,259	1,212,117
Gap Inc. (The)	128,740	1,672,333
Genesco Inc.(a)(b)	4,806	90,497
Group 1 Automotive Inc.	6,017	84,057
Haverty Furniture Companies Inc.	4,936	51,976
hhgregg Inc.(a)	4,363	61,736
Hibbett Sports Inc.(a)	7,879	151,434
Home Depot Inc.	447,655	10,546,752
Hot Topic Inc.(a)	10,981	122,877
HSN Inc.(a)	9,583	49,257
Insight Enterprises Inc.(a)	12,285	37,592
J. Crew Group Inc.(a)(b)	11,325	149,264
J.C. Penney Co. Inc.	59,460	1,193,362
Jack in the Box Inc.(a)	15,905	370,427
Jo-Ann Stores Inc.(a)	6,461	105,573
Jos. A. Bank Clothiers Inc.(a)	4,608	128,148
Kenneth Cole Productions Inc. Class A	2,592	16,563
Kohl’s Corp.(a)	81,659	3,455,809
Krispy Kreme Doughnuts Inc.(a)	16,266	26,026
Landry’s Restaurants Inc.(b)	3,824	19,961
Limited Brands Inc.	71,122	618,761

Lowe’s Companies Inc.	387,293	7,068,097
Luby’s Inc.(a)	5,644	27,712
lululemon athletica inc.(a)(b)	4,747	41,109
Lumber Liquidators Inc.(a)	2,547	32,474
Macy’s Inc.	112,649	1,002,576
MarineMax Inc.(a)	4,041	7,920
McDonald’s Corp.	300,217	16,382,842
Men’s Wearhouse Inc. (The)	13,782	208,659
Movado Group Inc.	4,521	34,088
MSC Industrial Direct Co. Inc. Class A	11,754	365,197
New York & Co. Inc.(a)	5,542	19,674
99 Cents Only Stores(a)	11,718	108,274
Nordstrom Inc.(b)	48,905	819,159
Nu Skin Enterprises Inc. Class A	12,533	131,471
O’Charley’s Inc.	5,946	17,897
Office Depot Inc.(a)	70,471	92,317
OfficeMax Inc.	19,385	60,481
O’Reilly Automotive Inc.(a)(b)	35,865	1,255,634
P.F. Chang’s China Bistro Inc.(a)(b)	6,540	149,635
Pacific Sunwear of California Inc.(a)	17,556	29,143
Panera Bread Co. Class A(a)	7,033	393,145
Pantry Inc. (The)(a)	5,754	101,328
Papa John’s International Inc.(a)	5,494	125,648
PC Connection Inc.(a)	2,234	8,489
PC Mall Inc.(a)	2,877	13,062
Penske Automotive Group Inc.	10,582	98,730
Pep Boys - Manny, Moe & Jack (The)	10,579	46,653
PetSmart Inc.	33,272	697,381
Pier 1 Imports Inc.(a)	22,164	12,412
PriceSmart Inc.	3,561	64,134
RadioShack Corp.	34,718	297,533
Red Robin Gourmet Burgers Inc.(a)	4,101	72,301
Regis Corp.	11,309	163,415
Retail Ventures Inc.(a)	6,893	10,477
Rex Stores Corp.(a)	2,217	23,766
Rite Aid Corp.(a)	131,782	47,442
Ross Stores Inc.	35,489	1,273,345
Ruby Tuesday Inc.(a)	13,597	39,703
Rush Enterprises Inc. Class A(a)	8,416	75,071
Ruth’s Hospitality Group Inc.(a)	4,784	5,789
Saks Inc.(a)(b)	39,024	72,975
Sally Beauty Holdings Inc.(a)	23,402	132,923
School Specialty Inc.(a)	5,506	96,851
Sears Holdings Corp.(a)(b)	14,608	667,732
Shoe Carnival Inc.(a)	2,262	23,412
Signet Jewelers Ltd.	22,114	253,205
Sonic Automotive Inc.	7,763	12,421
Sonic Corp.(a)	16,370	164,027
Stage Stores Inc.	10,823	109,096
Staples Inc.	186,261	3,373,187
Starbucks Corp.(a)	193,803	2,153,151

Steak n Shake Co. (The)(a)	7,044	53,323
Stein Mart Inc.(a)	6,795	19,638
Susser Holdings Corp.(a)	1,998	26,853
Syms Corp.(a)	1,773	10,851
Systemax Inc.(a)(b)	2,720	35,142
Talbots Inc. (The)	5,808	20,386
Target Corp.	208,904	7,184,209
Texas Roadhouse Inc. Class A(a)	13,288	126,635
Tiffany & Co.	33,911	731,121
Tim Hortons Inc.	48,828	1,238,766
Titan Machinery Inc.(a)	1,943	17,468
TJX Companies Inc. (The)	112,580	2,886,551
Tractor Supply Co.(a)	8,921	321,691
Tuesday Morning Corp.(a)	7,575	9,620
Tween Brands Inc.(a)	6,947	14,867
Ulta Salon Cosmetics & Fragrance Inc.(a)	4,448	29,446
Under Armour Inc. Class A(a)(b)	8,584	141,035
Urban Outfitters Inc.(a)	29,965	490,527
Walgreen Co.	262,379	6,811,359
Wal-Mart Stores Inc.	594,690	30,983,349
Wendy’s/Arby’s Group Inc. Class A	107,547	540,962
Wet Seal Inc. Class A(a)	28,919	97,168
Williams-Sonoma Inc.	25,008	252,081
World Fuel Services Corp.	7,783	246,176
Yum! Brands Inc.	125,614	3,451,873
Zale Corp.(a)(b)	9,089	17,724
Zumiez Inc.(a)(b)	4,531	43,951

		152,128,598
SAVINGS & LOANS – 0.34%
Abington Bancorp Inc.	6,008	49,746
Anchor BanCorp Wisconsin Inc.	4,891	6,603
Astoria Financial Corp.	22,374	205,617
BankFinancial Corp.	5,808	57,906
Beneficial Mutual Bancorp Inc.(a)	9,043	89,074
Berkshire Hills Bancorp Inc.	3,397	77,859
Brookline Bancorp Inc.	15,727	149,407
Brooklyn Federal Bancorp Inc.	900	9,927
Capitol Federal Financial	5,583	211,093
Clifton Savings Bancorp Inc.	2,970	29,700
Danvers Bancorp Inc.	4,678	64,603
Dime Community Bancshares Inc.	6,573	61,655
ESSA Bancorp Inc.	4,508	60,001
First Financial Holdings Inc.	2,970	22,721
First Financial Northwest Inc.	5,899	49,198
First Niagara Financial Group Inc.	31,382	342,064
First Place Financial Corp.	4,534	15,234
Flagstar Bancorp Inc.(a)(b)	10,971	8,228
Flushing Financial Corp.	5,498	33,098
Fox Chase Bancorp Inc.(a)	1,681	15,885
Guaranty Financial Group Inc.(a)(b)	19,940	20,937

Home Federal Bancorp Inc.	1,760	15,365
Hudson City Bancorp Inc.	138,502	1,619,088
Investors Bancorp Inc.(a)	12,535	106,171
Kearny Financial Corp.	5,157	54,045
Meridian Interstate Bancorp Inc.(a)	2,769	23,315
NASB Financial Inc.	951	23,689
New York Community Bancorp Inc.	90,466	1,010,505
NewAlliance Bancshares Inc.	29,301	343,994
Northwest Bancorp Inc.	4,656	78,686
OceanFirst Financial Corp.	2,207	22,556
Oritani Financial Corp.(a)	3,013	42,182
People’s United Financial Inc.	91,141	1,637,804
Provident Financial Services Inc.	16,512	178,495
Provident New York Bancorp	10,631	90,895
Rockville Financial Inc.	2,156	19,620
Roma Financial Corp.	2,632	34,084
TFS Financial Corp.	22,659	274,854
United Community Financial Corp.	6,935	8,391
United Financial Bancorp Inc.	4,663	61,039
ViewPoint Financial Group	2,908	34,983
Washington Federal Inc.	23,645	314,242
Waterstone Financial Inc.(a)	2,248	4,586
Westfield Financial Inc.	7,771	68,385
WSFS Financial Corp.	1,664	37,207

		7,684,737
SEMICONDUCTORS – 2.65%
Actel Corp.(a)	6,590	66,691
Advanced Analogic Technologies Inc.(a)	9,592	34,531
Advanced Micro Devices Inc.(a)	177,389	541,036
Altera Corp.	80,156	1,406,738
Amkor Technology Inc.(a)	30,015	80,440
ANADIGICS Inc.(a)	17,756	36,755
Analog Devices Inc.	76,648	1,477,007
Applied Materials Inc.	358,697	3,855,993
Applied Micro Circuits Corp.(a)	17,619	85,628
Asyst Technologies Inc.(a)	12,400	3,472
Atmel Corp.(a)	118,918	431,672
ATMI Inc.(a)	8,666	133,716
AuthenTec Inc.(a)	5,069	7,502
Axcelis Technologies Inc.(a)	25,401	9,652
Bookham Inc.(a)	26,130	11,236
Broadcom Corp. Class A(a)	136,489	2,727,050
Brooks Automation Inc.(a)	18,116	83,515
Cabot Microelectronics Corp.(a)	6,807	163,572
Cavium Networks Inc.(a)	7,827	90,324
CEVA Inc.(a)	5,131	37,354
Cirrus Logic Inc.(a)	15,146	56,949
Cohu Inc.	5,725	41,220
Cree Inc.(a)	24,139	567,991
Cypress Semiconductor Corp.(a)	38,969	263,820

Diodes Inc.(a)	7,547	80,074
DSP Group Inc.(a)	5,399	23,324
EMCORE Corp.(a)(b)	19,107	14,330
Emulex Corp.(a)	22,102	111,173
Entegris Inc.(a)	29,867	25,686
Entropic Communications Inc.(a)	2,256	1,669
Exar Corp.(a)	9,091	56,728
Fairchild Semiconductor International Inc. Class A(a)	31,822	118,696
FormFactor Inc.(a)	12,391	223,286
Hittite Microwave Corp.(a)	4,933	153,910
Integrated Device Technology Inc.(a)	43,509	197,966
Intel Corp.	1,517,017	22,831,106
International Rectifier Corp.(a)	18,511	250,084
Intersil Corp. Class A	32,748	376,602
IPG Photonics Corp.(a)	5,830	49,089
IXYS Corp.	6,559	52,866
KLA-Tencor Corp.	45,680	913,600
Kopin Corp.(a)	17,779	41,247
Kulicke and Soffa Industries Inc.(a)	14,500	37,990
Lam Research Corp.(a)	32,852	748,040
Lattice Semiconductor Corp.(a)	28,834	39,791
Linear Technology Corp.	58,992	1,355,636
LSI Corp.(a)	165,968	504,543
LTX-Credence Corp.(a)	32,820	9,190
Marvell Technology Group Ltd.(a)	128,524	1,177,280
Mattson Technology Inc.(a)	13,290	11,177
MEMC Electronic Materials Inc.(a)	60,464	997,051
Micrel Inc.	13,830	97,363
Microchip Technology Inc.	48,588	1,029,580
Micron Technology Inc.(a)(b)	204,441	830,030
Microsemi Corp.(a)	23,154	268,586
Microtune Inc.(a)	13,462	24,501
MIPS Technologies Inc. Class A(a)	10,817	31,694
MKS Instruments Inc.(a)	12,656	185,664
Monolithic Power Systems Inc.(a)	6,506	100,843
National Semiconductor Corp.	60,048	616,693
NetLogic Microsystems Inc.(a)	4,973	136,658
Novellus Systems Inc.(a)	27,129	451,155
NVIDIA Corp.(a)	148,213	1,461,380
OmniVision Technologies Inc.(a)	13,714	92,158
ON Semiconductor Corp.(a)	108,673	423,825
Pericom Semiconductor Corp.(a)	6,583	48,122
Photronics Inc.(a)	10,518	10,097
PLX Technology Inc.(a)	7,085	15,374
PMC-Sierra Inc.(a)	58,423	372,739
Power Integrations Inc.	7,851	135,037
QLogic Corp.(a)(b)	32,150	357,508
Rambus Inc.(a)	26,928	254,739
Rubicon Technology Inc.(a)	3,065	16,275
Rudolph Technologies Inc.(a)	7,445	22,558
Semitool Inc.(a)	5,618	15,618

Semtech Corp.(a)	16,238	216,777
Silicon Image Inc.(a)	22,062	52,949
Silicon Laboratories Inc.(a)	12,117	319,889
SiRF Technology Holdings Inc.(a)	15,316	35,227
Skyworks Solutions Inc.(a)	44,993	362,644
Spansion Inc. Class A(a)	35,101	4,553
Standard Microsystems Corp.(a)	5,751	106,969
Supertex Inc.(a)	2,870	66,297
Techwell Inc.(a)	3,779	23,845
Teradyne Inc.(a)	46,218	202,435
Tessera Technologies Inc.(a)	12,421	166,069
Texas Instruments Inc.	350,431	5,785,616
TriQuint Semiconductor Inc.(a)	39,671	97,987
Ultra Clean Holdings Inc.(a)	4,777	5,111
Ultratech Inc.(a)	5,819	72,679
Varian Semiconductor Equipment Associates Inc.(a)	19,209	416,067
Veeco Instruments Inc.(a)	7,793	51,979
Volterra Semiconductor Corp.(a)	7,472	63,064
Xilinx Inc.	74,122	1,420,178
Zoran Corp.(a)	15,256	134,253

		59,218,783
SOFTWARE – 4.56%
ACI Worldwide Inc.(a)	9,404	176,325
Activision Blizzard Inc.(a)	158,615	1,659,113
Actuate Corp.(a)	15,254	46,677
Acxiom Corp.	15,791	116,853
Adobe Systems Inc.(a)	141,179	3,019,819
Advent Software Inc.(a)	4,658	155,158
Allscripts-Misys Healthcare Solutions Inc.	38,269	393,788
American Reprographics Co.(a)	9,458	33,481
American Software Inc. Class A	5,834	30,745
ANSYS Inc.(a)	22,363	561,311
ArcSight Inc.(a)	1,817	23,203
Autodesk Inc.(a)	59,365	997,926
Automatic Data Processing Inc.	137,351	4,829,261
Avid Technology Inc.(a)	7,973	72,873
Blackbaud Inc.	12,355	143,442
Blackboard Inc.(a)	8,012	254,301
BMC Software Inc.(a)	50,543	1,667,919
Bottomline Technologies Inc.(a)	5,523	36,341
Broadridge Financial Solutions Inc.	37,095	690,338
CA Inc.	103,601	1,824,414
Callidus Software Inc.(a)	7,796	22,608
Cerner Corp.(a)(b)	18,203	800,386
Citrix Systems Inc.(a)	48,556	1,099,308
CommVault Systems Inc.(a)	10,721	117,609
Computer Programs and Systems Inc.	2,192	72,928
Compuware Corp.(a)	65,347	430,637
Concur Technologies Inc.(a)	11,582	222,259
CSG Systems International Inc.(a)	8,912	127,263

Deltek Inc.(a)	2,190	9,483
DemandTec Inc.(a)	5,031	44,021
Digi International Inc.(a)	6,122	46,956
DivX Inc.(a)	5,818	29,265
Double-Take Software Inc.(a)	4,558	30,812
Dun & Bradstreet Corp. (The)	14,664	1,129,128
Ebix Inc.(a)	1,770	43,985
Eclipsys Corp.(a)	14,199	143,978
Electronic Arts Inc.(a)	84,085	1,529,506
Epicor Software Corp.(a)	14,552	55,443
EPIQ Systems Inc.(a)	9,860	177,776
Fair Isaac Corp.	13,231	186,160
FalconStor Software Inc.(a)	7,953	19,008
Fidelity National Information Services Inc.	52,096	948,147
Fiserv Inc.(a)	43,398	1,582,291
Global Payments Inc.	21,035	702,779
Guidance Software Inc.(a)	859	3,505
IMS Health Inc.	47,299	589,819
infoGROUP Inc.(a)	8,049	33,484
Informatica Corp.(a)	22,922	303,946
InnerWorkings Inc.(a)	8,661	36,982
Interactive Intelligence Inc.(a)	3,177	28,784
Intuit Inc.(a)	85,413	2,306,151
JDA Software Group Inc.(a)	6,519	75,294
Lawson Software Inc.(a)	31,111	132,222
ManTech International Corp. Class A(a)	5,591	234,263
MasterCard Inc. Class A	19,215	3,218,128
MedAssets Inc.(a)	5,418	77,207
Metavante Technologies Inc.(a)	23,439	467,842
Microsoft Corp.	2,127,522	39,082,579
MicroStrategy Inc. Class A(a)	2,600	88,894
Monotype Imaging Holdings Inc.(a)	5,530	20,682
MSC Software Corp.(a)	10,931	61,651
MSCI Inc. Class A(a)	11,462	193,822
NetSuite Inc.(a)(b)	2,129	23,973
Novell Inc.(a)	94,118	400,943
Nuance Communications Inc.(a)	51,276	556,857
Omnicell Inc.(a)	8,499	66,462
Omniture Inc.(a)(b)	18,173	239,702
OpenTV Corp. Class A(a)	23,419	35,363
OPNET Technologies Inc.(a)	3,526	30,570
Oracle Corp.(a)	1,031,481	18,638,862
Parametric Technology Corp.(a)	31,149	310,867
Paychex Inc.	85,972	2,206,901
Pegasystems Inc.	3,566	66,221
Phase Forward Inc.(a)	11,905	152,265
Phoenix Technologies Ltd.(a)	7,050	11,421
Progress Software Corp.(a)	10,691	185,596
PROS Holdings Inc.(a)	4,823	22,427
QAD Inc.	3,683	9,318
Quality Systems Inc.(b)	4,877	220,684

Quest Software Inc.(a)	17,312	219,516
Red Hat Inc.(a)	51,148	912,480
Renaissance Learning Inc.	2,085	18,702
Salesforce.com Inc.(a)(b)	27,785	909,403
Schawk Inc.	3,735	22,559
SeaChange International Inc.(a)	7,471	42,734
SEI Investments Co.	36,693	448,022
Smith Micro Software Inc.(a)	7,505	39,251
Solera Holdings Inc.(a)	14,711	364,539
SPSS Inc.(a)	4,667	132,683
Sybase Inc.(a)	21,288	644,814
Synchronoss Technologies Inc.(a)	6,640	81,406
SYNNEX Corp.(a)	5,270	103,661
Take-Two Interactive Software Inc.	20,245	169,046
Taleo Corp. Class A(a)	7,102	83,946
THQ Inc.(a)	17,312	52,628
Total System Services Inc.	44,278	611,479
Trident Microsystems Inc.(a)	14,363	20,970
Ultimate Software Group Inc.(a)	6,137	105,925
Unica Corp.(a)	2,251	10,872
VeriFone Holdings Inc.(a)(b)	18,580	126,344
VMware Inc. Class A(a)	10,731	253,466
Wind River Systems Inc.(a)	18,631	119,238

		101,932,395
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	8,928	102,851

		102,851
TELECOMMUNICATIONS – 6.43%
Acme Packet Inc.(a)	5,603	34,010
Adaptec Inc.(a)	29,747	71,393
ADC Telecommunications Inc.(a)(b)	28,904	126,889
ADTRAN Inc.	14,703	238,336
Airvana Inc.(a)	7,502	43,887
Alaska Communications Systems Group Inc.	10,692	71,636
Amdocs Ltd.(a)	51,765	958,688
American Tower Corp. Class A(a)	104,937	3,193,233
Anaren Inc.(a)	4,194	45,882
Anixter International Inc.(a)	7,863	249,100
Applied Signal Technology Inc.	3,179	64,311
ARRIS Group Inc.(a)	33,436	246,423
Aruba Networks Inc.(a)	13,559	42,575
AT&T Inc.	1,574,351	39,673,645
Atheros Communications Inc.(a)	15,770	231,188
Atlantic Tele-Network Inc.	2,256	43,270
Avanex Corp.(a)	3,143	5,500
BigBand Networks Inc.(a)	7,527	49,302
Black Box Corp.	4,556	107,567
Cbeyond Inc.(a)	6,955	130,963
Centennial Communications Corp.(a)	17,457	144,195

CenturyTel Inc.	26,472	744,393
Ciena Corp.(a)	22,636	176,108
Cincinnati Bell Inc.(a)	62,045	142,704
Cisco Systems Inc.(a)	1,565,983	26,261,535
Clearwire Corp. Class A(a)(b)	17,421	89,718
CommScope Inc.(a)	18,157	206,264
Comtech Telecommunications Corp.(a)	7,600	188,252
Consolidated Communications Holdings Inc.	5,889	60,421
Corning Inc.	417,238	5,536,748
CPI International Inc.(a)	1,833	17,230
Crown Castle International Corp.(a)	74,539	1,521,341
EchoStar Corp.(a)	10,624	157,554
Embarq Corp.	38,915	1,472,933
EMS Technologies Inc.(a)	3,854	67,291
Extreme Networks Inc.(a)	20,832	31,665
FairPoint Communications Inc.	23,139	18,048
FiberTower Corp.(a)	25,884	5,177
Finisar Corp.(a)	111,298	48,971
Frontier Communications Corp.	87,982	631,711
General Communication Inc. Class A(a)	13,468	89,966
GeoEye Inc.(a)	4,538	89,626
Global Crossing Ltd.(a)(b)	6,795	47,565
Globalstar Inc.(a)(b)	14,721	5,152
Globecomm Systems Inc.(a)	5,136	29,737
Harmonic Inc.(a)	23,513	152,835
Harris Corp.	35,910	1,039,235
Harris Stratex Networks Inc.(a)	6,123	23,574
Hughes Communications Inc.(a)	1,691	20,343
Hypercom Corp.(a)	13,398	12,862
ICO Global Communications (Holdings) Ltd.(a)	25,867	9,053
IDT Corp. Class B(a)	4,283	4,968
Infinera Corp.(a)	24,097	178,318
InterDigital Inc.(a)	11,722	302,662
Iowa Telecommunications Services Inc.	9,294	106,509
iPCS Inc.(a)	4,165	40,442
Ixia(a)	10,900	56,353
JDS Uniphase Corp.(a)	57,352	186,394
Juniper Networks Inc.(a)	139,495	2,100,795
Knology Inc.(a)	6,587	27,138
Leap Wireless International Inc.(a)	14,279	497,909
Level 3 Communications Inc.(a)(b)	400,450	368,414
Loral Space & Communications Inc.(a)	2,880	61,517
MasTec Inc.(a)	12,945	156,505
MetroPCS Communications Inc.(a)(b)	65,194	1,113,514
Motorola Inc.	597,333	2,526,719
MRV Communications Inc.(a)	39,507	12,247
NETGEAR Inc.(a)	8,684	104,642
NeuStar Inc. Class A(a)	21,427	358,902
Neutral Tandem Inc.(a)	5,023	123,616
Newport Corp.(a)	8,750	38,675
NextWave Wireless Inc.(a)	8,935	1,430

NII Holdings Inc. Class B(a)	44,572	668,580
Novatel Wireless Inc.(a)	8,087	45,449
NTELOS Holdings Corp.	7,528	136,558
Oplink Communications Inc.(a)	5,639	43,420
Opnext Inc.(a)	4,718	8,068
ORBCOMM Inc.(a)(b)	6,624	9,737
PAETEC Holding Corp.(a)	32,110	46,238
ParkerVision Inc.(a)(b)	5,924	10,012
Plantronics Inc.	13,423	162,016
Polycom Inc.(a)	22,663	348,784
Powerwave Technologies Inc.(a)	32,718	19,434
Preformed Line Products Co.	706	26,574
Premiere Global Services Inc.(a)	16,151	142,452
QUALCOMM Inc.	428,724	16,681,651
Qwest Communications International Inc.	398,099	1,361,499
RCN Corp.(a)	10,602	39,227
RF Micro Devices Inc.(a)	68,516	91,126
SAVVIS Inc.(a)(b)	9,061	56,088
SBA Communications Corp. Class A(a)	30,529	711,326
Shenandoah Telecommunications Co.	5,838	133,106
ShoreTel Inc.(a)	8,771	37,803
Sonus Networks Inc.(a)	52,967	83,158
Sprint Nextel Corp.(a)	737,409	2,632,550
Starent Networks Corp.(a)	7,720	122,053
Switch & Data Facilities Co. Inc.(a)	4,997	43,824
Sycamore Networks Inc.(a)	47,960	128,053
Symmetricom Inc.(a)	11,629	40,702
Syniverse Holdings Inc.(a)	13,365	210,632
Tekelec(a)	16,592	219,512
Telephone and Data Systems Inc.	27,668	733,479
Tellabs Inc.(a)	105,643	483,845
TerreStar Corp.(a)	15,175	8,498
3Com Corp.(a)	110,955	342,851
tw telecom inc.(a)	39,897	349,099
United States Cellular Corp.(a)	4,594	153,164
USA Mobility Inc.	5,791	53,335
UTStarcom Inc.(a)(b)	26,820	20,920
Verizon Communications Inc.	754,976	22,800,275
Viasat Inc.(a)	7,247	150,883
Virgin Media Inc.	75,983	364,718
Virgin Mobile USA Inc. Class A(a)	6,934	8,945
Vonage Holdings Corp.(a)(b)	16,268	6,507
Windstream Corp.	119,766	965,314

		143,739,139
TEXTILES – 0.07%
Cintas Corp.	34,816	860,652
G&K Services Inc. Class A	5,496	103,929
Mohawk Industries Inc.(a)	14,664	438,014
UniFirst Corp.	3,658	101,839

		1,504,434

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	33,050	828,564
JAKKS Pacific Inc.(a)	6,986	86,277
LeapFrog Enterprises Inc.(a)	8,651	11,938
Marvel Entertainment Inc.(a)	13,111	348,097
Mattel Inc.	96,549	1,113,210
RC2 Corp.(a)	4,183	22,044

		2,410,130
TRANSPORTATION – 1.74%
Alexander & Baldwin Inc.	10,922	207,846
American Commercial Lines Inc.(a)	9,878	31,313
Arkansas Best Corp.	5,690	108,224
Atlas Air Worldwide Holdings Inc.(a)	3,553	61,645
Bristow Group Inc.(a)	6,418	137,538
Burlington Northern Santa Fe Corp.	74,582	4,486,107
C.H. Robinson Worldwide Inc.	45,176	2,060,477
CAI International Inc.(a)	1,914	5,417
Celadon Group Inc.(a)	5,872	32,590
Con-way Inc.	11,706	209,889
CSX Corp.	107,536	2,779,806
DHT Maritime Inc.	11,851	45,508
Dynamex Inc.(a)	2,718	35,551
Eagle Bulk Shipping Inc.(b)	11,765	50,001
Expeditors International Washington Inc.	57,018	1,613,039
FedEx Corp.	82,480	3,669,535
Forward Air Corp.	7,606	123,445
Frontline Ltd.(b)	12,469	216,836
Genco Shipping & Trading Ltd.	6,414	79,149
General Maritime Corp.(b)	12,503	87,521
Genesee & Wyoming Inc. Class A(a)	7,863	167,089
Golar LNG Ltd.	8,735	29,961
GulfMark Offshore Inc.(a)	5,984	142,778
Heartland Express Inc.	14,527	215,145
Horizon Lines Inc. Class A(b)	8,500	25,755
Hub Group Inc. Class A(a)	9,589	163,013
International Shipholding Corp.	1,658	32,613
J.B. Hunt Transport Services Inc.	21,189	510,867
Kansas City Southern Industries Inc.(a)	24,734	314,369
Kirby Corp.(a)	14,382	383,136
Knight Transportation Inc.	16,120	244,379
Knightsbridge Tankers Ltd.	4,487	65,286
Landstar System Inc.	14,404	482,102
Marten Transport Ltd.(a)	3,841	71,750
Nordic American Tanker Shipping Ltd.(b)	10,034	293,996
Norfolk Southern Corp.	99,578	3,360,758
Old Dominion Freight Line Inc.(a)	7,514	176,504
Overseas Shipholding Group Inc.	5,655	128,199
Pacer International Inc.	9,028	31,598
Patriot Transportation Holding Inc.(a)	305	19,008

PHI Inc.(a)	3,569	35,619
Ryder System Inc.	14,929	422,640
Saia Inc.(a)	3,647	43,582
Ship Finance International Ltd.	11,554	75,794
TBS International Ltd.(a)	2,762	20,301
Teekay Corp.	11,290	160,657
Teekay Tankers Ltd. Class A(b)	3,589	34,131
Ultrapetrol (Bahamas) Ltd.(a)	6,176	16,675
Union Pacific Corp.	136,913	5,628,493
United Parcel Service Inc. Class B	181,178	8,917,581
Universal Truckload Services Inc.	1,280	18,355
UTi Worldwide Inc.	26,818	320,475
Werner Enterprises Inc.	11,647	176,103
YRC Worldwide Inc.(a)(b)	14,439	64,831

		38,834,980
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	11,307	52,578
AMERCO(a)	2,722	91,269
GATX Corp.	12,656	256,031
Greenbrier Companies Inc. (The)	3,974	14,545
TAL International Group Inc.	4,057	29,697
Textainer Group Holdings Ltd.	1,807	12,197

		456,317
WATER – 0.08%
American States Water Co.	4,906	178,186
American Water Works Co. Inc.	16,407	315,671
Aqua America Inc.	35,747	714,940
California Water Service Group	5,088	212,984
Connecticut Water Service Inc.	2,123	43,054
Consolidated Water Co. Ltd.	3,667	39,787
Middlesex Water Co.	3,544	51,034
PICO Holdings Inc.(a)	4,609	138,593
SJW Corp.	3,818	97,092
Southwest Water Co.	5,977	25,701

		1,817,042

TOTAL COMMON STOCKS
(Cost: $3,808,046,511)		2,229,899,304

Security	Shares	Value
RIGHTS – 0.00%

INSURANCE – 0.00%
United America Indemnity Ltd.(a)(c)	4,258	1,996

		1,996

TOTAL RIGHTS
(Cost: $0)		1,996

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	87	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.25%

MONEY MARKET FUNDS – 2.25%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(d)(e)(f)	41,841,245	41,841,245
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(d)(e)(f)	6,680,001	6,680,001

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	1,799,562	1,799,562

		50,320,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,320,808)		50,320,808

TOTAL INVESTMENTS IN SECURITIES – 102.04%
(Cost: $3,858,367,319)		2,280,222,108
Other Assets, Less Liabilities – (2.04)%		(45,490,028)

NET ASSETS – 100.00%		$2,234,732,080

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.22%
Clear Channel Outdoor Holdings Inc. Class A(a)	2,044	$7,501
Gaiam Inc. Class A(a)	1,074	3,523
Harte-Hanks Inc.	289	1,546
Interpublic Group of Companies Inc. (The)(a)(b)	27,133	111,788
inVentiv Health Inc.(a)	2,093	17,079
Lamar Advertising Co. Class A(a)(b)	5,104	49,764
Marchex Inc. Class B	1,725	5,934
Omnicom Group Inc.	19,882	465,239

		662,374
AEROSPACE & DEFENSE – 2.39%
AAR Corp.(a)	582	7,298
AeroVironment Inc.(a)	660	13,794
Alliant Techsystems Inc.(a)	947	63,430
Argon ST Inc.(a)	761	14,436
BE Aerospace Inc.(a)	6,025	52,237
Boeing Co. (The)	50,393	1,792,983
Curtiss-Wright Corp.	2,480	69,564
Esterline Technologies Corp.(a)	1,599	32,284
GenCorp Inc.(a)	4,087	8,664
Goodrich Corp.	8,420	319,034
HEICO Corp.	1,446	35,138
Herley Industries Inc.(a)	282	3,373
Kaman Corp.	77	966
L-3 Communications Holdings Inc.	6,388	433,106
LMI Aerospace Inc.(a)	363	2,628
Lockheed Martin Corp.	22,054	1,522,388
Moog Inc. Class A(a)	272	6,221
Northrop Grumman Corp.	5,888	256,952
Orbital Sciences Corp.(a)	3,802	45,206
Raytheon Co.	9,693	377,445
Rockwell Collins Inc.	10,743	350,652
Teledyne Technologies Inc.(a)	2,306	61,524
TransDigm Group Inc.(a)	2,222	72,970
Triumph Group Inc.	608	23,226
United Technologies Corp.	37,203	1,598,985

		7,164,504
AGRICULTURE – 3.41%
AgFeed Industries Inc.(a)	1,172	2,649
Alico Inc.	214	5,136
Alliance One International Inc.(a)	4,540	17,434
Altria Group Inc.	105,056	1,682,997
Cadiz Inc.(a)	680	5,426
Lorillard Inc.	6,119	377,787
Monsanto Co.	36,798	3,057,914
Philip Morris International Inc.	141,430	5,032,079
Tejon Ranch Co.(a)	755	15,606

Vector Group Ltd.	2,172	28,214

		10,225,242
AIRLINES – 0.07%
AirTran Holdings Inc.(a)	3,950	17,972
Allegiant Travel Co.(a)(b)	764	34,731
AMR Corp.(a)	9,238	29,469
Copa Holdings SA Class A	1,431	41,027
Delta Air Lines Inc.(a)	9,619	54,155
Hawaiian Holdings Inc.(a)	2,257	8,419
UAL Corp.(a)	3,840	17,203

		202,976
APPAREL – 0.71%
American Apparel Inc.(a)	2,185	6,380
Cherokee Inc.	367	5,725
Coach Inc.(a)	21,584	360,453
Crocs Inc.(a)(b)	4,976	5,921
Deckers Outdoor Corp.(a)	847	44,925
G-III Apparel Group Ltd.(a)	450	2,484
Guess? Inc.	4,194	88,410
Gymboree Corp.(a)	1,320	28,182
Hanesbrands Inc.(a)	6,388	61,133
Iconix Brand Group Inc.(a)	2,576	22,798
Maidenform Brands Inc.(a)	844	7,731
Nike Inc. Class B	23,728	1,112,606
Perry Ellis International Inc.(a)	405	1,401
Phillips-Van Heusen Corp.	2,930	66,452
Polo Ralph Lauren Corp.	3,815	161,184
SKECHERS U.S.A. Inc. Class A(a)	160	1,067
True Religion Apparel Inc.(a)(b)	1,099	12,979
Volcom Inc.(a)	1,195	11,591
Warnaco Group Inc. (The)(a)	3,170	76,080
Weyco Group Inc.	257	6,661
Wolverine World Wide Inc.	3,384	52,723

		2,136,886
AUTO MANUFACTURERS – 0.22%
Force Protection Inc.(a)	2,907	13,954
Oshkosh Corp.	3,375	22,747
PACCAR Inc.	24,498	631,068

		667,769
AUTO PARTS & EQUIPMENT – 0.13%
Amerigon Inc. Class A(a)	1,285	4,754
BorgWarner Inc.	6,803	138,101
Exide Technologies Inc.(a)	4,883	14,649
Fuel Systems Solutions Inc.(a)(b)	762	10,272
Goodyear Tire & Rubber Co. (The)(a)	10,814	67,696
Hayes Lemmerz International Inc.(a)	787	146
Johnson Controls Inc.	6,256	75,072

Spartan Motors Inc.	171	687
Titan International Inc.	2,207	11,101
WABCO Holdings Inc.	4,255	52,379
Wonder Auto Technology Inc.(a)	972	3,480

		378,337
BANKS – 0.41%
Cardinal Financial Corp.	999	5,734
Cass Information Systems Inc.	423	13,718
Enterprise Financial Services Corp.	435	4,246
First Financial Bankshares Inc.	236	11,368
Hancock Holding Co.	136	4,254
Northern Trust Corp.	13,337	797,819
Pinnacle Financial Partners Inc.(a)	349	8,275
PrivateBancorp Inc.(b)	1,367	19,767
S.Y. Bancorp Inc.	125	3,037
Signature Bank(a)	2,191	61,852
Smithtown Bancorp Inc.	139	1,568
State Street Corp.	7,620	234,544
Suffolk Bancorp	240	6,238
SVB Financial Group(a)	402	8,044
TrustCo Bank Corp. NY	1,715	10,324
Westamerica Bancorporation(b)	859	39,136

		1,229,924
BEVERAGES – 3.48%
Boston Beer Co. Inc. Class A(a)	596	12,433
Brown-Forman Corp. Class B	5,213	202,421
Coca-Cola Bottling Co. Consolidated	317	16,500
Coca-Cola Co. (The)	109,799	4,825,666
Green Mountain Coffee Roasters Inc.(a)(b)	1,157	55,536
Hansen Natural Corp.(a)	4,818	173,448
National Beverage Corp.(a)	58	532
Peet’s Coffee & Tea Inc.(a)	974	21,058
PepsiCo Inc.	99,966	5,146,250

		10,453,844
BIOTECHNOLOGY – 2.01%
Abraxis BioScience Inc.(a)	472	22,505
Acorda Therapeutics Inc.(a)	2,417	47,881
Affymax Inc.(a)	673	10,842
Affymetrix Inc.(a)	2,386	7,802
Alexion Pharmaceuticals Inc.(a)	5,553	209,126
AMAG Pharmaceuticals Inc.(a)	1,157	42,543
American Oriental Bioengineering Inc.(a)(b)	4,347	16,779
Arena Pharmaceuticals Inc.(a)	1,271	3,826
ARIAD Pharmaceuticals Inc.(a)	4,536	5,398
ArQule Inc.(a)	2,337	9,675
Biogen Idec Inc.(a)	19,471	1,020,670
BioMimetic Therapeutics Inc.(a)	1,042	7,398
Bio-Rad Laboratories Inc. Class A(a)	1,315	86,658

Cambrex Corp.(a)	1,077	2,456
Celera Corp.(a)	1,945	14,840
Celgene Corp.(a)	30,731	1,364,456
Cell Genesys Inc.(a)(b)	6,315	1,831
Celldex Therapeutics Inc.(a)	985	6,412
Charles River Laboratories International Inc.(a)	2,028	55,182
Cougar Biotechnology Inc.(a)	984	31,685
CryoLife Inc.(a)	1,824	9,448
Cytokinetics Inc.(a)	2,557	4,347
Cytori Therapeutics Inc.(a)	1,289	2,217
Enzo Biochem Inc.(a)	1,879	7,554
Enzon Pharmaceuticals Inc.(a)	3,100	18,817
Exelixis Inc.(a)	7,225	33,235
Facet Biotech Corp.(a)	1,608	15,276
Genomic Health Inc.(a)	1,044	25,453
Genzyme Corp.(a)	17,932	1,064,981
Geron Corp.(a)	4,129	18,457
GTx Inc.(a)(b)	1,255	13,278
Halozyme Therapeutics Inc.(a)	3,838	20,955
Human Genome Sciences Inc.(a)	1,027	852
Idera Pharmaceuticals Inc.(a)	1,209	7,822
Illumina Inc.(a)(b)	8,237	306,746
ImmunoGen Inc.(a)	3,677	26,107
Immunomedics Inc.(a)	5,567	5,344
Incyte Corp.(a)	4,954	11,592
Integra LifeSciences Holdings Corp.(a)	1,205	29,800
InterMune Inc.(a)(b)	2,520	41,429
Lexicon Pharmaceuticals Inc.(a)	1,524	1,661
Life Technologies Corp.(a)	7,026	228,204
Marshall Edwards Inc.(a)(b)	1,148	459
Martek Biosciences Corp.	2,131	38,891
Maxygen Inc.(a)	661	4,495
Millipore Corp.(a)	3,677	211,097
Molecular Insight Pharmaceuticals Inc.(a)	1,132	4,030
Momenta Pharmaceuticals Inc.(a)	1,611	17,737
Myriad Genetics Inc.(a)	5,974	271,638
Nanosphere Inc.(a)	1,012	5,030
Nektar Therapeutics(a)	2,504	13,497
Novavax Inc.(a)	3,387	3,455
Optimer Pharmaceuticals Inc.(a)	1,878	24,771
Orexigen Therapeutics Inc.(a)	1,296	3,383
PDL BioPharma Inc.	8,124	57,518
Protalix BioTherapeutics Inc.(a)	1,081	2,162
Regeneron Pharmaceuticals Inc.(a)	4,108	56,937
Repligen Corp.(a)	2,034	9,743
Rexahn Pharmaceuticals Inc.(a)	1,730	1,211
RTI Biologics Inc.(a)	3,509	10,001
Sangamo BioSciences Inc.(a)	2,163	9,149
Savient Pharmaceuticals Inc.(a)	3,425	16,954
Seattle Genetics Inc.(a)	4,514	44,508
Sequenom Inc.(a)(b)	4,025	57,235

Vertex Pharmaceuticals Inc.(a)	10,868	312,238
XOMA Ltd.(a)	9,347	4,954

		6,042,633
BUILDING MATERIALS – 0.15%
AAON Inc.	837	15,166
Apogee Enterprises Inc.	926	10,167
China Architectural Engineering Inc.(a)(b)	1,110	1,088
Drew Industries Inc.(a)	129	1,120
Eagle Materials Inc.	2,699	65,451
Lennox International Inc.	3,223	85,281
Martin Marietta Materials Inc.	2,550	202,215
Quanex Building Products Corp.	1,543	11,727
Texas Industries Inc.	1,511	37,775
Trex Co. Inc.(a)(b)	187	1,427
USG Corp.(a)	2,393	18,211

		449,628
CHEMICALS – 1.85%
Aceto Corp.	79	471
Air Products and Chemicals Inc.	14,134	795,037
Airgas Inc.	5,532	187,037
Albemarle Corp.	6,084	132,449
American Vanguard Corp.	1,077	13,893
Arch Chemicals Inc.	565	10,712
Ashland Inc.	361	3,729
Balchem Corp.	1,220	30,659
Celanese Corp. Class A	8,297	110,931
CF Industries Holdings Inc.	3,278	233,164
Ecolab Inc.	11,732	407,452
Ferro Corp.	2,494	3,566
FMC Corp.	1,994	86,021
Huntsman Corp.	1,124	3,518
ICO Inc.(a)	676	1,393
Innophos Holdings Inc.	366	4,128
Innospec Inc.	919	3,465
International Flavors & Fragrances Inc.	5,436	165,581
Intrepid Potash Inc.(a)	1,269	23,413
Landec Corp.(a)	1,787	9,954
Minerals Technologies Inc.	577	18,493
Mosaic Co. (The)	10,419	437,390
NewMarket Corp.	870	38,541
NL Industries Inc.	253	2,530
PPG Industries Inc.	1,189	43,874
Praxair Inc.	21,000	1,413,090
Quaker Chemical Corp.	573	4,550
Rohm and Haas Co.	7,511	592,167
ShengdaTech Inc.(a)	2,332	7,229
Sherwin-Williams Co. (The)	6,735	350,018
Sigma-Aldrich Corp.	4,287	162,006
Solutia Inc.(a)	4,727	8,839

Stepan Co.	177	4,832
Symyx Technologies Inc.(a)	1,073	4,775
Terra Industries Inc.	6,827	191,770
Valhi Inc.	159	1,491
W.R. Grace & Co.(a)	3,601	22,758
Zep Inc.	1,342	13,729
Zoltek Companies Inc.(a)(b)	1,808	12,312

		5,556,967
COAL – 0.38%
Alpha Natural Resources Inc.(a)	4,824	85,626
Arch Coal Inc.	9,602	128,379
CONSOL Energy Inc.	12,273	309,771
Foundation Coal Holdings Inc.	2,949	42,318
International Coal Group Inc.(a)(b)	8,258	13,295
James River Coal Co.(a)	1,932	23,841
Massey Energy Co.	5,631	56,986
National Coal Corp.(a)	1,520	2,067
Patriot Coal Corp.(a)(b)	5,030	18,661
Peabody Energy Corp.	18,220	456,229
Westmoreland Coal Co.(a)	578	4,144

		1,141,317
COMMERCIAL SERVICES – 3.09%
Accenture Ltd.	40,054	1,101,084
Administaff Inc.	1,435	30,322
Advance America Cash Advance Centers Inc.	880	1,487
Advisory Board Co. (The)(a)	1,072	17,774
Albany Molecular Research Inc.(a)	629	5,931
Alliance Data Systems Corp.(a)(b)	3,964	146,470
American Public Education Inc.(a)	754	31,713
AMN Healthcare Services Inc.(a)	2,094	10,679
Apollo Group Inc. Class A(a)	8,549	669,643
Arbitron Inc.	1,840	27,618
Bankrate Inc.(a)(b)	830	20,708
Bowne & Co. Inc.	163	523
Brinks Home Security Holdings Inc.(a)	2,655	60,003
Capella Education Co.(a)	947	50,191
Cardtronics Inc.(a)	673	1,191
CBIZ Inc.(a)	2,916	20,325
CDI Corp.	184	1,788
Cenveo Inc.(a)	3,199	10,397
Chemed Corp.	1,127	43,840
China Direct Inc.(a)	439	553
Coinstar Inc.(a)	1,830	59,951
Consolidated Graphics Inc.(a)	419	5,330
Corinthian Colleges Inc.(a)	5,708	111,021
Corporate Executive Board Co. (The)	2,277	33,017
Corrections Corp. of America(a)	7,605	97,420
CorVel Corp.(a)	580	11,728
CoStar Group Inc.(a)(b)	1,321	39,960

CRA International Inc.(a)	443	8,364
Cross Country Healthcare Inc.(a)	477	3,124
Deluxe Corp.	1,737	16,727
DeVry Inc.	4,078	196,478
Dollar Financial Corp.(a)	1,595	15,184
DynCorp International Inc.(a)	204	2,719
Emergency Medical Services Corp. Class A(a)	264	8,287
Equifax Inc.	4,621	112,983
ExlService Holdings Inc.(a)	1,074	9,258
Exponent Inc.(a)	647	16,389
Forrester Research Inc.(a)	1,017	20,910
FTI Consulting Inc.(a)	3,387	167,589
Gartner Inc.(a)	3,838	42,256
Genpact Ltd.(a)	3,762	33,331
GEO Group Inc. (The)(a)	3,314	43,911
Global Cash Access Inc.(a)	1,640	6,265
Grand Canyon Education Inc.(a)	617	10,649
H&R Block Inc.	21,904	398,434
Hackett Group Inc. (The)(a)	2,687	5,428
Healthcare Services Group Inc.	2,888	43,233
Heartland Payment Systems Inc.	1,604	10,602
Hertz Global Holdings Inc.(a)	1,136	4,464
Hewitt Associates Inc. Class A(a)	6,617	196,922
Hill International Inc.(a)	1,514	4,603
Hillenbrand Inc.	4,380	70,124
HMS Holdings Corp.(a)	1,655	54,450
Hudson Highland Group Inc.(a)	1,499	1,664
Huron Consulting Group Inc.(a)	1,377	58,426
ICF International Inc.(a)	20	459
ICT Group Inc.(a)	258	1,437
Integrated Electrical Services Inc.(a)	44	401
Interactive Data Corp.	1,116	27,744
Iron Mountain Inc.(a)	12,026	266,616
ITT Educational Services Inc.(a)(b)	2,627	318,970
K12 Inc.(a)	364	5,060
Kendle International Inc.(a)	796	16,684
Kenexa Corp.(a)	1,126	6,069
Kforce Inc.(a)	252	1,772
Korn/Ferry International(a)	213	1,930
Landauer Inc.	317	16,066
Learning Tree International Inc.(a)	590	4,997
LECG Corp.(a)	656	1,666
Lender Processing Services Inc.	1,446	44,262
Lincoln Educational Services Corp.(a)	207	3,792
Manpower Inc.	397	12,517
MAXIMUS Inc.	153	6,099
McGrath RentCorp	1,046	16,485
McKesson Corp.	13,422	470,307
Michael Baker Corp.(a)	56	1,456
Midas Inc.(a)	869	6,882
Monro Muffler Brake Inc.	71	1,940

Monster Worldwide Inc.(a)	7,792	63,505
Morningstar Inc.(a)(b)	1,050	35,858
Multi-Color Corp.	553	6,763
National Research Corp.	70	1,739
Navigant Consulting Inc.(a)	3,143	41,079
Net 1 UEPS Technologies Inc.(a)	3,295	50,117
Odyssey Marine Exploration Inc.(a)	2,495	8,458
PAREXEL International Corp.(a)	3,764	36,624
Pharmaceutical Product Development Inc.	7,084	168,032
Pre-Paid Legal Services Inc.(a)	527	15,299
PRG-Schultz International Inc.(a)	988	2,806
Princeton Review Inc. (The)(a)	864	3,758
Protection One Inc.(a)(b)	365	1,164
Providence Service Corp. (The)(a)	571	3,928
Quanta Services Inc.(a)	10,165	218,039
Resources Connection Inc.(a)	2,948	44,456
RiskMetrics Group Inc.(a)	1,410	20,149
Robert Half International Inc.	9,492	169,242
Rollins Inc.	2,781	47,694
RSC Holdings Inc.(a)(b)	3,104	16,327
SAIC Inc.(a)	2,240	41,821
Sotheby’s Holdings Inc. Class A	4,386	39,474
Spherion Corp.(a)	1,691	3,517
Standard Parking Corp.(a)	374	6,134
Steiner Leisure Ltd.(a)	589	14,377
Strayer Education Inc.	947	170,337
SuccessFactors Inc.(a)	1,484	11,323
Team Inc.(a)	1,211	14,193
TeleTech Holdings Inc.(a)	2,519	27,432
Ticketmaster Entertainment Inc.(a)	316	1,166
TNS Inc.(a)	1,438	11,763
Tree.com Inc.(a)	56	259
TrueBlue Inc.(a)	265	2,186
Universal Technical Institute Inc.(a)	544	6,528
Valassis Communications Inc.(a)	1,439	2,259
Visa Inc. Class A	30,022	1,669,223
VistaPrint Ltd.(a)(b)	3,054	83,954
Watson Wyatt Worldwide Inc.	1,961	96,815
Weight Watchers International Inc.	2,064	38,287
Western Union Co.	49,651	624,113
Wright Express Corp.(a)	2,417	44,038

		9,271,288
COMPUTERS – 8.43%
Affiliated Computer Services Inc. Class A(a)	1,628	77,965
Apple Inc.(a)	59,114	6,214,064
Brocade Communications Systems Inc.(a)	3,434	11,847
CACI International Inc. Class A(a)	406	14,815
Cognizant Technology Solutions Corp. Class A(a)	19,459	404,553
Cogo Group Inc.(a)	1,367	9,132
Compellent Technologies Inc.(a)	905	9,819

Cray Inc.(a)	1,042	3,647
Data Domain Inc.(a)(b)	2,140	26,900
Dell Inc.(a)	121,769	1,154,370
Diebold Inc.	3,805	81,237
Digimarc Corp.(a)	311	3,023
DST Systems Inc.(a)	2,207	76,406
Echelon Corp.(a)(b)	1,840	14,886
EMC Corp.(a)	96,779	1,103,281
FactSet Research Systems Inc.(b)	2,835	141,722
Furmanite Corp.(a)	1,744	5,424
Hewlett-Packard Co.	165,297	5,299,422
iGATE Corp.	1,293	4,189
IHS Inc. Class A(a)	2,882	118,681
Immersion Corp.(a)	1,034	3,030
Integral Systems Inc.(a)	1,200	10,320
International Business Machines Corp.	92,085	8,922,116
Isilon Systems Inc.(a)	1,615	3,553
Jack Henry & Associates Inc.	4,673	76,263
Limelight Networks Inc.(a)	732	2,452
Magma Design Automation Inc.(a)	2,317	1,738
Manhattan Associates Inc.(a)	1,616	27,989
Maxwell Technologies Inc.(a)	1,199	8,333
Mentor Graphics Corp.(a)	390	1,732
MICROS Systems Inc.(a)	5,565	104,344
MTS Systems Corp.	398	9,055
NCI Inc. Class A(a)	422	10,972
NCR Corp.(a)	9,406	74,778
Ness Technologies Inc.(a)	186	549
NetApp Inc.(a)	23,202	344,318
Netezza Corp.(a)	2,557	17,388
NetScout Systems Inc.(a)	1,630	11,671
Palm Inc.(a)	5,942	51,220
Quantum Corp.(a)	7,543	5,054
Rackable Systems Inc.(a)	186	755
Radiant Systems Inc.(a)	1,623	7,157
Rimage Corp.(a)	132	1,762
Riverbed Technology Inc.(a)	3,634	47,533
SanDisk Corp.(a)	2,891	36,571
Seagate Technology	16,091	96,707
Sigma Designs Inc.(a)(b)	1,438	17,889
SRA International Inc. Class A(a)	1,444	21,227
STEC Inc.(a)	2,015	14,851
Stratasys Inc.(a)	1,250	10,338
Super Micro Computer Inc.(a)	1,228	6,042
Sykes Enterprises Inc.(a)	2,263	37,634
Synaptics Inc.(a)(b)	2,258	60,424
Syntel Inc.	793	16,320
Teradata Corp.(a)	5,961	96,687
3D Systems Corp.(a)	1,297	8,547
3PAR Inc.(a)	1,755	11,530
Tyler Technologies Inc.(a)	2,627	38,433

Unisys Corp.(a)	12,776	6,771
Virtusa Corp.(a)	196	1,215
Western Digital Corp.(a)	14,792	286,077

		25,286,728
COSMETICS & PERSONAL CARE – 2.11%
Alberto-Culver Co.	710	16,053
Avon Products Inc.	28,638	550,709
Bare Escentuals Inc.(a)	3,953	16,207
Chattem Inc.(a)	1,051	58,909
Colgate-Palmolive Co.	34,054	2,008,505
Estee Lauder Companies Inc. (The) Class A	6,643	163,750
Inter Parfums Inc.	43	251
Procter & Gamble Co. (The)	74,986	3,531,091

		6,345,475
DISTRIBUTION & WHOLESALE – 0.36%
Beacon Roofing Supply Inc.(a)	1,337	17,902
BMP Sunstone Corp.(a)(b)	1,637	5,288
Central European Distribution Corp.(a)	2,647	28,482
Chindex International Inc.(a)	703	3,494
Fastenal Co.(b)	8,675	278,945
Houston Wire & Cable Co.(b)	1,292	10,013
LKQ Corp.(a)	9,244	131,912
MWI Veterinary Supply Inc.(a)	661	18,825
Owens & Minor Inc.	2,594	85,939
Pool Corp.	2,520	33,768
ScanSource Inc.(a)	1,477	27,443
Tech Data Corp.(a)	476	10,367
W.W. Grainger Inc.	5,139	360,655
Watsco Inc.	813	27,666
WESCO International Inc.(a)	2,025	36,693

		1,077,392
DIVERSIFIED FINANCIAL SERVICES – 2.03%
Affiliated Managers Group Inc.(a)	2,786	116,204
American Express Co.	56,657	772,235
Asset Acceptance Capital Corp.(a)(b)	788	4,184
BGC Partners Inc. Class A	1,616	3,571
BlackRock Inc.	867	112,745
Broadpoint Securities Group Inc.(a)	262	865
Charles Schwab Corp. (The)	62,676	971,478
CME Group Inc.	3,172	781,549
Cohen & Steers Inc.(b)	669	7,466
Credit Acceptance Corp.(a)(b)	267	5,738
Diamond Hill Investment Group Inc.(a)	128	5,033
Doral Financial Corp.(a)(b)	19	34
Duff & Phelps Corp. Class A(a)	679	10,694
E*TRADE Financial Corp.(a)(b)	4,839	6,194
Eaton Vance Corp.	6,839	156,271
Epoch Holding Corp.	480	3,298

FCStone Group Inc.(a)	1,475	3,363
Federal Home Loan Mortgage Corp.(b)	38,574	29,316
Federated Investors Inc. Class B	5,848	130,176
First Marblehead Corp. (The)(a)	1,740	2,245
Franklin Resources Inc.	5,523	297,524
GAMCO Investors Inc. Class A	166	5,420
GFI Group Inc.	4,742	15,222
GLG Partners Inc.	3,185	9,045
Goldman Sachs Group Inc. (The)	3,136	332,479
Greenhill & Co. Inc.(b)	1,157	85,444
Interactive Brokers Group Inc. Class A(a)	2,657	42,857
IntercontinentalExchange Inc.(a)	4,736	352,690
International Assets Holding Corp.(a)(b)	263	2,680
Invesco Ltd.	3,173	43,978
Investment Technology Group Inc.(a)	2,787	71,124
Janus Capital Group Inc.	10,571	70,297
KBW Inc.(a)	60	1,221
Knight Capital Group Inc. Class A(a)	767	11,306
Ladenburg Thalmann Financial Services Inc.(a)(b)	5,892	3,123
Lazard Ltd. Class A	5,071	149,087
MF Global Ltd.(a)(b)	3,179	13,447
Morgan Stanley	4,197	95,566
NASDAQ OMX Group Inc. (The)(a)	5,014	98,174
NewStar Financial Inc.(a)	418	970
NYSE Euronext Inc.	10,766	192,711
optionsXpress Holdings Inc.	2,673	30,392
Portfolio Recovery Associates Inc.(a)	646	17,339
Pzena Investment Management Inc. Class A(b)	560	1,070
SLM Corp.(a)	27,420	135,729
Stifel Financial Corp.(a)	107	4,634
T. Rowe Price Group Inc.	17,512	505,396
TD Ameritrade Holding Corp.(a)	16,412	226,650
TradeStation Group Inc.(a)	2,207	14,566
U.S. Global Investors Inc. Class A	678	3,302
Waddell & Reed Financial Inc. Class A	5,901	106,631
Westwood Holdings Group Inc.	284	11,102
World Acceptance Corp.(a)	1,053	18,006

		6,091,841
ELECTRIC – 1.61%
AES Corp. (The)(a)	44,742	259,951
Allegheny Energy Inc.	11,376	263,582
Calpine Corp.(a)	23,460	159,763
CenterPoint Energy Inc.	13,782	143,746
Constellation Energy Group Inc.	12,283	253,767
DPL Inc.	580	13,073
EnerNOC Inc.(a)(b)	175	2,545
Entergy Corp.	9,099	619,551
Exelon Corp.	22,000	998,580
ITC Holdings Corp.	3,370	146,999
Mirant Corp.(a)	6,803	77,554

NRG Energy Inc.(a)	6,089	107,166
NV Energy Inc.	4,013	37,682
Ormat Technologies Inc.	1,181	32,430
Pike Electric Corp.(a)	366	3,386
PPL Corp.	25,027	718,525
Public Service Enterprise Group Inc.	34,111	1,005,251
Synthesis Energy Systems Inc.(a)	755	498
U.S. Geothermal Inc.(a)	4,026	2,858

		4,846,907
ELECTRICAL COMPONENTS & EQUIPMENT – 0.81%
Advanced Battery Technologies Inc.(a)	2,707	5,793
Advanced Energy Industries Inc.(a)	441	3,321
American Superconductor Corp.(a)(b)	2,854	49,403
AMETEK Inc.	7,192	224,894
Beacon Power Corp.(a)(b)	5,751	2,703
Belden Inc.	858	10,734
Capstone Turbine Corp.(a)(b)	13,127	9,451
China BAK Battery Inc.(a)	1,377	2,355
Coleman Cable Inc.(a)	470	1,001
Emerson Electric Co.	52,364	1,496,563
Energizer Holdings Inc.(a)	3,852	191,406
Energy Conversion Devices Inc.(a)(b)	2,929	38,868
EnerSys Inc.(a)	556	6,739
Fushi Copperweld Inc.(a)(b)	921	4,421
General Cable Corp.(a)	3,575	70,857
GrafTech International Ltd.(a)	6,407	39,467
Graham Corp.	724	6,494
Harbin Electric Inc.(a)(b)	372	2,288
Hubbell Inc. Class B	1,605	43,271
Insteel Industries Inc.	126	877
Littelfuse Inc.(a)	616	6,770
Medis Technologies Ltd.(a)(b)	1,417	623
Molex Inc.	2,498	34,323
Orion Energy Systems Inc.(a)(b)	579	2,553
Powell Industries Inc.(a)	458	16,172
Power-One Inc.(a)	293	258
PowerSecure International Inc.(a)	1,092	3,735
SunPower Corp. Class A(a)(b)	5,491	130,576
Ultralife Corp.(a)	821	6,346
Universal Display Corp.(a)	1,883	17,267
Valence Technology Inc.(a)(b)	2,308	4,916
Vicor Corp.	1,209	5,912

		2,440,357
ELECTRONICS – 0.99%
Agilent Technologies Inc.(a)	23,033	354,017
American Science and Engineering Inc.	585	32,643
Amphenol Corp. Class A	11,853	337,692
Analogic Corp.	866	27,729
Arrow Electronics Inc.(a)	558	10,635

Avnet Inc.(a)	4,476	78,375
AVX Corp.	116	1,053
Axsys Technologies Inc.(a)	579	24,341
Badger Meter Inc.	876	25,308
Bel Fuse Inc. Class B	43	578
Benchmark Electronics Inc.(a)	845	9,464
China Security & Surveillance Technology Inc.(a)(b)	1,965	7,546
Cogent Inc.(a)	1,538	18,302
Cymer Inc.(a)(b)	472	10,507
Daktronics Inc.	2,249	14,731
Dionex Corp.(a)	1,235	58,354
Dolby Laboratories Inc. Class A(a)	3,446	117,543
FARO Technologies Inc.(a)	1,079	14,502
FLIR Systems Inc.(a)(b)	9,347	191,427
Garmin Ltd.(b)	8,181	173,519
Gentex Corp.	9,423	93,853
ICx Technologies Inc.(a)	680	2,754
II-VI Inc.(a)	1,604	27,557
Itron Inc.(a)	2,345	111,036
Jabil Circuit Inc.	6,550	36,418
L-1 Identity Solutions Inc.(a)	482	2,463
LaBarge Inc.(a)	701	5,867
Mettler-Toledo International Inc.(a)	2,358	121,036
Multi-Fineline Electronix Inc.(a)	482	8,117
National Instruments Corp.	3,733	69,620
NVE Corp.(a)(b)	286	8,240
OSI Systems Inc.(a)	817	12,467
OYO Geospace Corp.(a)	227	2,965
Park Electrochemical Corp.	1,073	18,541
PerkinElmer Inc.	3,428	43,776
Plexus Corp.(a)	2,514	34,743
Rofin-Sinar Technologies Inc.(a)	1,924	31,015
Sanmina-SCI Corp.(a)	10,734	3,274
Sonic Solutions Inc.(a)	382	458
Taser International Inc.(a)	4,382	20,508
Technitrol Inc.	180	308
Thermo Fisher Scientific Inc.(a)	9,607	342,682
Trimble Navigation Ltd.(a)	8,087	123,569
TTM Technologies Inc.(a)	264	1,531
Varian Inc.(a)	1,832	43,492
Waters Corp.(a)	6,766	250,004
Woodward Governor Co.	3,138	35,083

		2,959,643
ENERGY - ALTERNATE SOURCES – 0.20%
Akeena Solar Inc.(a)(b)	1,342	1,503
Ascent Solar Technologies Inc.(a)(b)	436	1,770
Clean Energy Fuels Corp.(a)	1,427	8,690
Comverge Inc.(a)(b)	1,333	9,264
Covanta Holding Corp.(a)	7,998	104,694
Ener1 Inc.(a)(b)	2,627	13,582

Evergreen Energy Inc.(a)(b)	7,990	11,122
Evergreen Solar Inc.(a)(b)	9,489	20,212
First Solar Inc.(a)(b)	3,000	398,100
FuelCell Energy Inc.(a)(b)	4,108	9,859
GreenHunter Energy Inc.(a)(b)	248	471
GT Solar International Inc.(a)	1,348	8,951
Headwaters Inc.(a)	403	1,265
Pacific Ethanol Inc.(a)	1,423	470
Quantum Fuel Systems Technologies Worldwide Inc.(a)	4,098	3,278

		593,231
ENGINEERING & CONSTRUCTION – 0.51%
AECOM Technology Corp.(a)	6,173	160,992
EMCOR Group Inc.(a)	1,703	29,241
ENGlobal Corp.(a)	1,746	7,927
Fluor Corp.	11,860	409,763
Jacobs Engineering Group Inc.(a)	8,209	317,360
KBR Inc.	9,207	127,149
Layne Christensen Co.(a)	265	4,259
McDermott International Inc.(a)	15,388	206,045
Orion Marine Group Inc.(a)	1,415	18,537
Perini Corp.(a)	1,336	16,433
Shaw Group Inc. (The)(a)	5,567	152,591
Stanley Inc.(a)	638	16,199
Sterling Construction Co. Inc.(a)	485	8,652
URS Corp.(a)	999	40,370
VSE Corp.	252	6,728

		1,522,246
ENTERTAINMENT – 0.22%
Bally Technologies Inc.(a)	3,820	70,364
Cinemark Holdings Inc.	803	7,540
Dover Downs Gaming & Entertainment Inc.	899	2,760
Dover Motorsports Inc.	997	1,844
DreamWorks Animation SKG Inc. Class A(a)	5,441	117,743
Elixir Gaming Technologies Inc.(a)	4,012	441
Great Wolf Resorts Inc.(a)	188	438
International Game Technology	20,989	193,519
Macrovision Solutions Corp.(a)	410	7,294
National CineMedia Inc.	2,934	38,670
Penn National Gaming Inc.(a)	4,423	106,815
Rick’s Cabaret International Inc.(a)	397	1,802
Scientific Games Corp. Class A(a)	4,533	54,895
Shuffle Master Inc.(a)	3,859	11,075
Vail Resorts Inc.(a)	1,899	38,797
Warner Music Group Corp.(a)	1,221	2,869

		656,866
ENVIRONMENTAL CONTROL – 0.41%
American Ecology Corp.	1,057	14,735
Calgon Carbon Corp.(a)	3,624	51,352

Casella Waste Systems Inc. Class A(a)	836	1,430
Clean Harbors Inc.(a)	1,299	62,352
Darling International Inc.(a)	5,252	19,485
Energy Recovery Inc.(a)(b)	654	4,970
EnergySolutions Inc.	2,149	18,589
Fuel Tech Inc.(a)(b)	1,292	13,514
Metalico Inc.(a)	1,422	2,417
Met-Pro Corp.	991	8,077
Mine Safety Appliances Co.	733	14,675
Nalco Holding Co.	8,932	116,741
Rentech Inc.(a)	9,833	5,408
Republic Services Inc.	9,730	166,870
Stericycle Inc.(a)	5,835	278,505
Tetra Tech Inc.(a)	3,957	80,644
Waste Connections Inc.(a)	5,281	135,722
Waste Management Inc.	9,308	238,285

		1,233,771
FOOD – 1.09%
American Dairy Inc.(a)(b)	403	6,815
Arden Group Inc. Class A	101	11,801
Calavo Growers Inc.	667	8,017
Cal-Maine Foods Inc.(b)	845	18,920
Campbell Soup Co.	7,006	191,684
Dean Foods Co.(a)	7,114	128,621
Diamond Foods Inc.	1,045	29,187
Flowers Foods Inc.	3,133	73,563
General Mills Inc.	1,960	97,765
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	828	4,397
H.J. Heinz Co.	11,740	388,124
Hain Celestial Group Inc.(a)	272	3,873
Hershey Co. (The)	5,147	178,858
HQ Sustainable Maritime Industries Inc.(a)	431	3,297
J.M. Smucker Co. (The)	1,539	57,359
Kellogg Co.	9,590	351,282
Kroger Co. (The)	19,518	414,172
Lance Inc.	485	10,098
Lifeway Foods Inc.(a)	296	2,368
M&F Worldwide Corp.(a)	36	422
McCormick & Co. Inc. NVS	2,901	85,783
Ralcorp Holdings Inc.(a)	419	22,576
Ruddick Corp.	161	3,614
Sanderson Farms Inc.	212	7,961
Smart Balance Inc.(a)	3,133	18,923
Spartan Stores Inc.	178	2,743
Sysco Corp.	40,289	918,589
Tootsie Roll Industries Inc.	597	12,967
Tyson Foods Inc. Class A	2,030	19,062
United Natural Foods Inc.(a)	853	16,181
Whole Foods Market Inc.(b)	9,395	157,836
Winn-Dixie Stores Inc.(a)	2,045	19,550

Zhongpin Inc.(a)	1,210	10,745

		3,277,153
FOREST PRODUCTS & PAPER – 0.07%
Clearwater Paper Corp.(a)	273	2,192
Deltic Timber Corp.	718	28,296
Plum Creek Timber Co. Inc.	3,694	107,385
Potlatch Corp.	914	21,196
Rayonier Inc.	628	18,978
Rock-Tenn Co. Class A	983	26,590
Xerium Technologies Inc.(a)	1,787	1,197

		205,834
GAS – 0.01%
Energen Corp.	874	25,460

		25,460
HAND & MACHINE TOOLS – 0.04%
Franklin Electric Co. Inc.	893	19,762
Kennametal Inc.	1,054	17,085
K-Tron International Inc.(a)	167	10,132
Lincoln Electric Holdings Inc.	1,984	62,873
Raser Technologies Inc.(a)(b)	1,880	7,877
Thermadyne Holdings Corp.(a)	193	409

		118,138
HEALTH CARE - PRODUCTS – 4.83%
Abaxis Inc.(a)	1,502	25,894
ABIOMED Inc.(a)	2,294	11,241
Accuray Inc.(a)	2,341	11,775
Align Technology Inc.(a)	4,025	31,918
Alphatec Holdings Inc.(a)	1,632	2,889
American Medical Systems Holdings Inc.(a)	4,750	52,963
AngioDynamics Inc.(a)	595	6,688
Atrion Corp.	107	9,442
Baxter International Inc.	42,073	2,154,979
Beckman Coulter Inc.	3,417	174,301
Becton, Dickinson and Co.	16,370	1,100,719
Boston Scientific Corp.(a)	6,322	50,260
Bruker Corp.(a)	3,297	20,310
C.R. Bard Inc.	6,661	531,015
CardioNet Inc.(a)	278	7,801
Cepheid Inc.(a)	3,717	25,647
Clinical Data Inc.(a)	667	7,204
Columbia Laboratories Inc.(a)(b)	3,064	4,412
Conceptus Inc.(a)	2,058	24,182
CONMED Corp.(a)	157	2,262
Cyberonics Inc.(a)	1,541	20,449
Cynosure Inc. Class A(a)	714	4,348
DENTSPLY International Inc.	9,977	267,882
DexCom Inc.(a)	2,957	12,242

Edwards Lifesciences Corp.(a)	3,686	223,482
ev3 Inc.(a)	886	6,291
Exactech Inc.(a)	451	5,182
Gen-Probe Inc.(a)	3,632	165,547
Haemonetics Corp.(a)	1,707	94,022
Hansen Medical Inc.(a)(b)	1,099	4,418
Henry Schein Inc.(a)	5,689	227,617
Hill-Rom Holdings Inc.	633	6,260
Hologic Inc.(a)	8,703	113,922
ICU Medical Inc.(a)	472	15,161
IDEXX Laboratories Inc.(a)(b)	4,088	141,363
Immucor Inc.(a)	4,624	116,294
Insulet Corp.(a)	1,205	4,941
Intuitive Surgical Inc.(a)(b)	2,611	248,985
Invacare Corp.	392	6,284
Inverness Medical Innovations Inc.(a)	2,727	72,620
IRIS International Inc.(a)	1,208	13,928
Johnson & Johnson	49,699	2,614,167
Kensey Nash Corp.(a)	573	12,188
Kinetic Concepts Inc.(a)	3,695	78,038
Luminex Corp.(a)	2,734	49,540
Masimo Corp.(a)	3,082	89,316
Medical Action Industries Inc.(a)	189	1,567
Medtronic Inc.	75,306	2,219,268
Meridian Bioscience Inc.	2,699	48,906
Merit Medical Systems Inc.(a)	1,812	22,125
Metabolix Inc.(a)	1,400	9,548
Microvision Inc.(a)	5,402	6,969
Micrus Endovascular Corp.(a)	1,184	7,068
Natus Medical Inc.(a)	1,810	15,403
NuVasive Inc.(a)	2,362	74,120
NxStage Medical Inc.(a)(b)	1,235	3,186
OraSure Technologies Inc.(a)	2,760	6,983
Orthofix International NV(a)	377	6,982
Orthovita Inc.(a)	4,325	11,591
Patterson Companies Inc.(a)	8,202	154,690
PSS World Medical Inc.(a)(b)	4,024	57,744
Quidel Corp.(a)	1,997	18,412
ResMed Inc.(a)	5,187	183,309
Sirona Dental Systems Inc.(a)	1,026	14,692
Somanetics Corp.(a)	837	12,706
SonoSite Inc.(a)	1,021	18,255
Spectranetics Corp.(a)	1,882	4,761
St. Jude Medical Inc.(a)	22,785	827,779
Stereotaxis Inc.(a)(b)	1,620	6,464
Steris Corp.	3,923	91,327
Stryker Corp.	20,639	702,552
SurModics Inc.(a)(b)	1,011	18,451
Symmetry Medical Inc.(a)	674	4,253
Synovis Life Technologies Inc.(a)	816	11,293
TECHNE Corp.	2,576	140,933

Thoratec Corp.(a)	3,752	96,389
TomoTherapy Inc.(a)	2,522	6,683
TranS1 Inc.(a)	802	4,884
Varian Medical Systems Inc.(a)	8,449	257,188
Vision-Sciences Inc.(a)	1,086	1,390
Vital Images Inc.(a)	499	5,624
VNUS Medical Technologies Inc.(a)	845	17,973
Volcano Corp.(a)	3,084	44,872
West Pharmaceutical Services Inc.	2,124	69,688
Wright Medical Group Inc.(a)	2,436	31,741
Zimmer Holdings Inc.(a)	10,442	381,133
Zoll Medical Corp.(a)	1,342	19,271

		14,508,562
HEALTH CARE - SERVICES – 1.11%
Aetna Inc.	19,434	472,829
Air Methods Corp.(a)	629	10,636
Alliance Healthcare Services Inc.(a)	1,518	10,322
Almost Family Inc.(a)	415	7,922
Amedisys Inc.(a)	1,787	49,125
Assisted Living Concepts Inc. Class A(a)	385	5,221
athenahealth Inc.(a)	1,397	33,682
Bio-Reference Laboratories Inc.(a)	788	16,477
Capital Senior Living Corp.(a)	388	947
Centene Corp.(a)	228	4,109
Community Health Systems Inc.(a)	1,419	21,767
Covance Inc.(a)	4,213	150,109
Coventry Health Care Inc.(a)	2,028	26,242
DaVita Inc.(a)	5,873	258,118
Emeritus Corp.(a)	1,277	8,377
Ensign Group Inc. (The)	2	31
Five Star Quality Care Inc.(a)	136	141
Genoptix Inc.(a)	557	15,195
Gentiva Health Services Inc.(a)	782	11,886
Health Management Associates Inc. Class A(a)	10,480	27,038
Health Net Inc.(a)	384	5,560
Healthways Inc.(a)	2,480	21,750
Humana Inc.(a)	6,524	170,146
IPC The Hospitalist Co. Inc.(a)	376	7,155
Laboratory Corp. of America Holdings(a)	7,496	438,441
LHC Group Inc.(a)	989	22,035
Life Sciences Research Inc.(a)	579	4,151
Lincare Holdings Inc.(a)	4,576	99,757
Mednax Inc.(a)	2,704	79,687
National Healthcare Corp.	472	18,951
NightHawk Radiology Holdings Inc.(a)	153	413
Odyssey Healthcare Inc.(a)	597	5,791
Psychiatric Solutions Inc.(a)	3,643	57,304
Quest Diagnostics Inc.	8,721	414,073
RadNet Inc.(a)	1,268	1,572
Sun Healthcare Group Inc.(a)	2,935	24,771

Sunrise Senior Living Inc.(a)	2,577	1,752
Tenet Healthcare Corp.(a)	17,641	20,464
U.S. Physical Therapy Inc.(a)	784	7,589
UnitedHealth Group Inc.	30,419	636,670
Virtual Radiologic Corp.(a)(b)	587	4,103
WellCare Health Plans Inc.(a)	2,681	30,161
WellPoint Inc.(a)	3,226	122,491

		3,324,961
HOLDING COMPANIES - DIVERSIFIED – 0.03%
Walter Industries Inc.	3,832	87,638

		87,638
HOME BUILDERS – 0.03%
AMREP Corp.(a)	22	345
Cavco Industries Inc.(a)	342	8,071
Champion Enterprises Inc.(a)	2,467	1,184
NVR Inc.(a)	26	11,122
Pulte Homes Inc.	3,206	35,042
Thor Industries Inc.	617	9,638
Winnebago Industries Inc.	2,156	11,448

		76,850
HOME FURNISHINGS – 0.05%
American Woodmark Corp.	550	9,658
DTS Inc.(a)	1,247	30,003
Harman International Industries Inc.	2,807	37,979
Hooker Furniture Corp.	30	253
Tempur-Pedic International Inc.	2,991	21,834
TiVo Inc.(a)	6,702	47,182
Universal Electronics Inc.(a)	857	15,512

		162,421
HOUSEHOLD PRODUCTS & WARES – 0.38%
Church & Dwight Co. Inc.	4,734	247,257
Clorox Co. (The)	2,837	146,049
Fossil Inc.(a)	2,949	46,299
Kimberly-Clark Corp.	11,540	532,109
Scotts Miracle-Gro Co. (The) Class A	2,232	77,450
Standard Register Co. (The)	227	1,040
Tupperware Brands Corp.	4,171	70,865
WD-40 Co.	527	12,722

		1,133,791
HOUSEWARES – 0.02%
Libbey Inc.	813	748
National Presto Industries Inc.	20	1,220
Toro Co. (The)	2,377	57,476

		59,444

INSURANCE – 0.32%
Aflac Inc.	31,914	617,855
AmTrust Financial Services Inc.	49	468
Argo Group International Holdings Ltd.(a)	684	20,609
Axis Capital Holdings Ltd.	2,058	46,387
Brown & Brown Inc.	1,808	34,189
CIGNA Corp.	2,536	44,608
eHealth Inc.(a)	1,631	26,112
Employers Holdings Inc.	185	1,765
Enstar Group Ltd.(a)	194	10,926
Erie Indemnity Co. Class A	174	5,947
First Mercury Financial Corp.(a)	107	1,545
Life Partners Holdings Inc.(b)	456	7,779
Primus Guaranty Ltd.(a)(b)	570	895
Prudential Financial Inc.	4,941	93,978
Tower Group Inc.	1,387	34,162
Transatlantic Holdings Inc.	421	15,017
W.R. Berkley Corp.	466	10,508

		972,750
INTERNET – 3.89%
Akamai Technologies Inc.(a)	11,311	219,433
Amazon.com Inc.(a)	21,119	1,550,979
Ariba Inc.(a)	4,786	41,782
Art Technology Group Inc.(a)	9,009	22,973
AsiaInfo Holdings Inc.(a)	2,263	38,132
Bidz.com Inc.(a)	346	1,391
Blue Coat Systems Inc.(a)	2,274	27,311
Blue Nile Inc.(a)(b)	947	28,552
China Information Security Technology Inc.(a)	1,487	4,699
Chordiant Software Inc.(a)	1,938	5,872
Cogent Communications Group Inc.(a)(b)	2,981	21,463
comScore Inc.(a)	1,185	14,327
Constant Contact Inc.(a)	1,311	18,341
CyberSource Corp.(a)	4,822	71,414
DealerTrack Holdings Inc.(a)	1,913	25,060
Dice Holdings Inc.(a)	1,281	3,561
Digital River Inc.(a)	2,504	74,669
Drugstore.com Inc.(a)	5,439	6,364
EarthLink Inc.(a)	7,139	46,903
eBay Inc.(a)	74,435	934,904
Entrust Inc.(a)	3,986	6,019
Equinix Inc.(a)(b)	2,207	123,923
eResearch Technology Inc.(a)(b)	2,797	14,712
F5 Networks Inc.(a)	5,415	113,444
Global Sources Ltd.(a)	1,120	4,357
Google Inc. Class A(a)	15,877	5,526,149
GSI Commerce Inc.(a)	1,787	23,410
HLTH Corp.(a)	1,997	20,669
HSW International Inc.(a)	435	72
IAC/InterActiveCorp.(a)	754	11,483
InfoSpace Inc.(a)	1,441	7,493

Internap Network Services Corp.(a)	1,652	4,444
Internet Brands Inc. Class A(a)	926	5,436
Internet Capital Group Inc.(a)	1,537	6,194
j2 Global Communications Inc.(a)	2,960	64,794
Keynote Systems Inc.(a)	178	1,412
Knot Inc. (The)(a)	1,671	13,702
Liquidity Services Inc.(a)	1,095	7,654
LoopNet Inc.(a)(b)	2,090	12,707
McAfee Inc.(a)	9,104	304,984
MercadoLibre Inc.(a)	1,661	30,812
Move Inc.(a)	8,356	12,116
Netflix Inc.(a)(b)	2,699	115,841
NIC Inc.	2,341	12,173
NutriSystem Inc.	2,167	30,923
1-800-FLOWERS.COM Inc.(a)	1,462	3,026
Online Resources Corp.(a)	1,620	6,820
Orbitz Worldwide Inc.(a)	161	208
Overstock.com Inc.(a)(b)	1,016	9,296
PCTEL Inc.	841	3,616
Priceline.com Inc.(a)	2,739	215,778
Rackspace Hosting Inc.(a)	830	6,217
RealNetworks Inc.(a)	2,351	5,478
RightNow Technologies Inc.(a)	1,823	13,800
S1 Corp.(a)	2,436	12,545
Safeguard Scientifics Inc.(a)	612	337
Sapient Corp.(a)	5,704	25,497
Shutterfly Inc.(a)	1,276	11,956
Sohu.com Inc.(a)	1,971	81,422
SonicWALL Inc.(a)	109	486
Sourcefire Inc.(a)	1,050	7,644
Stamps.com Inc.(a)	750	7,275
SupportSoft Inc.(a)	2,066	3,967
TechTarget Inc.(a)	894	2,146
TeleCommunication Systems Inc.(a)	2,173	19,926
Terremark Worldwide Inc.(a)	3,586	9,646
TheStreet.com Inc.	1,252	2,466
thinkorswim Group Inc.(a)	3,381	29,212
ValueClick Inc.(a)	5,730	48,762
Vasco Data Security International Inc.(a)	1,620	9,347
VeriSign Inc.(a)	13,092	247,046
Vignette Corp.(a)	892	5,959
Vocus Inc.(a)	1,046	13,901
Web.com Group Inc.(a)	413	1,371
WebMD Health Corp. Class A(a)	543	12,109
Websense Inc.(a)	2,718	32,616
Yahoo! Inc.(a)	92,427	1,183,990

		11,666,918
INVESTMENT COMPANIES – 0.00%
Fifth Street Finance Corp.	114	882

		882

IRON & STEEL – 0.24%
AK Steel Holding Corp.	7,298	51,962
Allegheny Technologies Inc.	6,735	147,699
Carpenter Technology Corp.	206	2,909
Cliffs Natural Resources Inc.	7,731	140,395
General Steel Holdings Inc.(a)(b)	631	1,660
Nucor Corp.	4,493	171,498
Olympic Steel Inc.	439	6,660
Schnitzer Steel Industries Inc. Class A	186	5,839
Steel Dynamics Inc.	2,964	26,113
Sutor Technology Group Ltd.(a)	257	360
United States Steel Corp.	7,597	160,525
Universal Stainless & Alloy Products Inc.(a)	34	329

		715,949
LEISURE TIME – 0.16%
Ambassadors Group Inc.	1,398	11,352
Carnival Corp.	6,059	130,874
Harley-Davidson Inc.	14,273	191,115
Interval Leisure Group Inc.(a)	316	1,675
Life Time Fitness Inc.(a)(b)	2,331	29,277
Marine Products Corp.	153	649
Polaris Industries Inc.	1,997	42,816
Town Sports International Holdings Inc.(a)	879	2,628
WMS Industries Inc.(a)	2,869	59,991

		470,377
LODGING – 0.22%
Boyd Gaming Corp.(b)	446	1,664
Choice Hotels International Inc.(b)	674	17,403
Las Vegas Sands Corp.(a)(b)	11,027	33,191
Marriott International Inc. Class A	19,783	323,650
MGM MIRAGE(a)(b)	7,869	18,335
Monarch Casino & Resort Inc.(a)	501	2,585
Morgans Hotel Group Co.(a)	1,748	5,436
Orient-Express Hotels Ltd. Class A	2,754	11,291
Riviera Holdings Corp.(a)	369	376
Starwood Hotels & Resorts Worldwide Inc.	12,413	157,645
Wynn Resorts Ltd.(a)(b)	3,815	76,186

		647,762
MACHINERY – 1.26%
AGCO Corp.(a)	4,596	90,082
Altra Holdings Inc.(a)	1,711	6,639
Applied Industrial Technologies Inc.	828	13,968
Astec Industries Inc.(a)	1,098	28,801
Bolt Technology Corp.(a)	573	4,074
Bucyrus International Inc.	5,004	75,961
Caterpillar Inc.	41,260	1,153,630
Chart Industries Inc.(a)	1,851	14,586

Cognex Corp.	2,726	36,392
Columbus McKinnon Corp.(a)	149	1,299
Cummins Inc.	13,636	347,036
Deere & Co.	28,905	950,107
DXP Enterprises Inc.(a)	458	4,731
Flow International Corp.(a)	2,273	3,682
Flowserve Corp.	1,785	100,174
Gorman-Rupp Co. (The)	954	18,889
Graco Inc.	4,001	68,297
IDEX Corp.	4,994	109,219
Intermec Inc.(a)	3,955	41,132
iRobot Corp.(a)(b)	1,183	8,991
Joy Global Inc.	6,802	144,883
Key Technology Inc.(a)	376	3,309
Lindsay Corp.(b)	787	21,249
Manitowoc Co. Inc. (The)	8,447	27,622
Middleby Corp. (The)(a)	1,305	42,321
Nordson Corp.	2,266	64,422
Presstek Inc.(a)	1,811	3,749
Robbins & Myers Inc.	1,066	16,171
Rockwell Automation Inc.	9,866	215,473
Sauer-Danfoss Inc.	646	1,576
Tennant Co.	1,012	9,482
Twin Disc Inc.	50	346
Wabtec Corp.	2,837	74,840
Zebra Technologies Corp. Class A(a)	3,946	75,053

		3,778,186
MANUFACTURING – 2.50%
Actuant Corp. Class A	3,292	34,006
Acuity Brands Inc.	2,291	51,639
American Railcar Industries Inc.	607	4,631
Ameron International Corp.	142	7,478
AptarGroup Inc.	826	25,722
AZZ Inc.(a)	337	8,893
Barnes Group Inc.	3,118	33,331
Brink’s Co. (The)	2,655	70,251
Carlisle Companies Inc.	430	8,441
China Fire & Security Group Inc.(a)(b)	822	6,461
CLARCOR Inc.	2,042	51,438
Colfax Corp.(a)	1,414	9,714
Cooper Industries Ltd. Class A	8,924	230,775
Danaher Corp.	12,028	652,158
Donaldson Co. Inc.	5,308	142,467
Dover Corp.	11,216	295,878
Eaton Corp.	5,065	186,696
EnPro Industries Inc.(a)	167	2,856
ESCO Technologies Inc.(a)	1,815	70,241
Flanders Corp.(a)	1,047	4,230
FreightCar America Inc.	27	473
GenTek Inc.(a)	479	8,378

Harsco Corp.	5,594	124,019
Hexcel Corp.(a)	6,334	41,614
Honeywell International Inc.	49,730	1,385,478
Illinois Tool Works Inc.	1,612	49,730
Ingersoll-Rand Co. Ltd. Class A	3,551	49,004
ITT Corp.	9,246	355,694
Koppers Holdings Inc.	69	1,002
Lancaster Colony Corp.	1,367	56,703
LSB Industries Inc.(a)	869	8,594
Matthews International Corp. Class A	2,075	59,781
Myers Industries Inc.	966	5,931
Pall Corp.	8,346	170,509
Parker Hannifin Corp.	11,258	382,547
PMFG Inc.(a)	842	6,635
Polypore International Inc.(a)	1,039	4,177
Raven Industries Inc.	1,000	20,780
Roper Industries Inc.	5,970	253,427
Smith & Wesson Holding Corp.(a)	2,521	15,176
SPX Corp.	3,278	154,099
Textron Inc.	16,487	94,635
3M Co.	47,227	2,348,125

		7,493,817
MEDIA – 1.61%
Central European Media Enterprises Ltd. Class A(a)(b)	2,337	26,782
Charter Communications Inc. Class A(a)	14,535	302
CKX Inc.(a)	2,255	9,246
Comcast Corp. Class A	54,925	749,177
Crown Media Holdings Inc. Class A(a)(b)	574	1,171
CTC Media Inc.(a)	3,413	15,563
DG FastChannel Inc.(a)	1,129	21,191
DIRECTV Group Inc. (The)(a)	36,639	835,003
Dish Network Corp. Class A(a)	13,769	152,974
Dolan Media Co.(a)	2,060	16,212
Entravision Communications Corp.(a)	1,900	494
Global Traffic Network Inc.(a)	782	2,369
John Wiley & Sons Inc. Class A	2,684	79,930
Liberty Global Inc. Series A(a)	8,763	127,589
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	34,688	692,026
Martha Stewart Living Omnimedia Inc. Class A(a)	1,634	4,069
McGraw-Hill Companies Inc. (The)	10,746	245,761
News Corp. Class A	61,935	410,010
Playboy Enterprises Inc. Class B(a)	807	1,590
RHI Entertainment Inc.(a)	127	193
Sinclair Broadcast Group Inc. Class A	1,430	1,473
Sirius XM Radio Inc.(a)	253,602	88,761
Time Warner Cable Inc.	11,717	290,582
Time Warner Inc.	8,543	164,880
Value Line Inc.	47	1,285
Viacom Inc. Class B(a)	35,240	612,471

Walt Disney Co. (The)	14,923	271,002
World Wrestling Entertainment Inc.	1,318	15,210

		4,837,316
METAL FABRICATE & HARDWARE – 0.26%
Ampco-Pittsburgh Corp.	399	5,291
CIRCOR International Inc.	920	20,718
Dynamic Materials Corp.	883	8,088
Haynes International Inc.(a)	197	3,511
Kaydon Corp.	2,272	62,094
Mueller Industries Inc.	178	3,861
NN Inc.	846	1,066
Omega Flex Inc.	204	3,286
Precision Castparts Corp.	9,345	559,766
RBC Bearings Inc.(a)	1,461	22,324
Sun Hydraulics Corp.	832	12,156
Timken Co. (The)	263	3,671
Valmont Industries Inc.	1,253	62,913
Worthington Industries Inc.	768	6,689

		775,434
MINING – 0.73%
Alcoa Inc.	51,277	376,373
Allied Nevada Gold Corp.(a)	2,572	15,046
AMCOL International Corp.	519	7,702
Century Aluminum Co.(a)	1,154	2,435
Compass Minerals International Inc.	1,128	63,585
General Moly Inc.(a)(b)	2,931	3,107
Newmont Mining Corp.	32,091	1,436,393
Southern Copper Corp.	14,864	258,931
Stillwater Mining Co.(a)	698	2,583
Titanium Metals Corp.	1,029	5,629
United States Lime & Minerals Inc.(a)	54	1,477
Uranium Resources Inc.(a)	1,474	693
USEC Inc.(a)	2,230	10,704

		2,184,658
MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	1,801	18,838

		18,838
OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	12,566	293,416

		293,416
OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	2,018	21,512
HNI Corp.	225	2,340
Interface Inc. Class A	3,323	9,936
Knoll Inc.	2,971	18,212

		52,000

OIL & GAS – 4.80%
Abraxas Petroleum Corp.(a)	2,731	2,813
American Oil & Gas Inc.(a)	589	454
Apco Argentina Inc.	242	2,667
Approach Resources Inc.(a)	655	4,061
Arena Resources Inc.(a)	2,627	66,936
Atlas America Inc.	2,256	19,740
ATP Oil & Gas Corp.(a)	1,822	9,347
Atwood Oceanics Inc.(a)	3,884	64,436
Berry Petroleum Co. Class A	1,746	19,136
Bill Barrett Corp.(a)	1,096	24,375
BMB Munai Inc.(a)	182	106
BPZ Resources Inc.(a)	3,914	14,482
Cabot Oil & Gas Corp.	3,226	76,037
Cano Petroleum Inc.(a)	2,517	1,082
Carrizo Oil & Gas Inc.(a)(b)	1,760	15,629
Cheniere Energy Inc.(a)(b)	2,680	11,417
Chesapeake Energy Corp.	16,368	279,238
Clayton Williams Energy Inc.(a)	363	10,614
CNX Gas Corp.(a)	1,839	43,603
Comstock Resources Inc.(a)	3,140	93,572
Concho Resources Inc.(a)	3,778	96,679
Contango Oil & Gas Co.(a)	864	33,869
Continental Resources Inc.(a)	1,928	40,893
Crosstex Energy Inc.	2,599	4,262
CVR Energy Inc.(a)	1,361	7,540
Delta Petroleum Corp.(a)(b)	3,987	4,784
Denbury Resources Inc.(a)	16,374	243,318
Diamond Offshore Drilling Inc.	4,592	288,653
Double Eagle Petroleum Co.(a)	548	2,833
Encore Acquisition Co.(a)	868	20,198
Endeavour International Corp.(a)	7,388	6,428
Energy XXI (Bermuda) Ltd.	269	101
ENSCO International Inc.	9,092	240,029
EOG Resources Inc.	12,525	685,869
EQT Corp.	8,860	277,584
EXCO Resources Inc.(a)	9,626	96,260
Exxon Mobil Corp.	61,724	4,203,404
Frontier Oil Corp.	7,105	90,873
FX Energy Inc.(a)	2,416	6,716
Gasco Energy Inc.(a)	6,095	2,377
GeoGlobal Resources Inc.(a)(b)	1,921	1,383
GeoMet Inc.(a)	165	96
GeoResources Inc.(a)	369	2,480
GMX Resources Inc.(a)	374	2,431
Goodrich Petroleum Corp.(a)	1,463	28,324
Gran Tierra Energy Inc.(a)(b)	14,597	36,638
Gulfport Energy Corp.(a)	563	1,306
Hess Corp.	18,866	1,022,537
Holly Corp.	2,879	61,035

Houston American Energy Corp.	984	1,830
Mariner Energy Inc.(a)	4,175	32,356
McMoRan Exploration Co.(a)	3,894	18,302
Murphy Oil Corp.	12,745	570,594
Nabors Industries Ltd.(a)	2,571	25,684
Noble Energy Inc.	737	39,710
Northern Oil and Gas Inc.(a)	1,273	4,583
Occidental Petroleum Corp.	55,033	3,062,586
Oilsands Quest Inc.(a)	1,194	860
Panhandle Oil and Gas Inc.	466	7,978
Parallel Petroleum Corp.(a)	2,738	3,505
Parker Drilling Co.(a)	1,299	2,390
Patterson-UTI Energy Inc.	6,224	55,767
Penn Virginia Corp.	2,710	29,756
Petrohawk Energy Corp.(a)	15,889	305,545
Petroleum Development Corp.(a)	981	11,586
PetroQuest Energy Inc.(a)	1,398	3,355
Pioneer Drilling Co.(a)	405	1,328
Plains Exploration & Production Co.(a)	6,515	112,253
Pride International Inc.(a)	8,040	144,559
PrimeEnergy Corp.(a)	49	2,445
Quest Resource Corp.(a)	1,218	381
Quicksilver Resources Inc.(a)(b)	7,239	40,104
RAM Energy Resources Inc.(a)	1,186	866
Range Resources Corp.	10,359	426,376
Rex Energy Corp.(a)	1,083	3,108
Rowan Companies Inc.	2,556	30,595
SandRidge Energy Inc.(a)	6,773	44,634
Southwestern Energy Co.(a)	22,942	681,148
St. Mary Land & Exploration Co.	1,658	21,935
Stone Energy Corp.(a)	207	689
SulphCo Inc.(a)(b)	4,059	4,343
Sunoco Inc.	4,643	122,947
Tesoro Corp.	2,592	34,914
Tri-Valley Corp.(a)	1,330	1,516
Unit Corp.(a)	2,417	50,564
VAALCO Energy Inc.(a)	1,217	6,438
Venoco Inc.(a)	1,250	4,100
W&T Offshore Inc.	1,949	11,986
Warren Resources Inc.(a)	3,785	3,634
Whiting Petroleum Corp.(a)	3,361	86,882
XTO Energy Inc.	4,044	123,827

		14,406,604
OIL & GAS SERVICES – 2.37%
Baker Hughes Inc.	20,672	590,186
Basic Energy Services Inc.(a)	2,692	17,417
Cal Dive International Inc.(a)	208	1,408
Cameron International Corp.(a)	14,500	317,985
CARBO Ceramics Inc.	1,370	38,963
Dawson Geophysical Co.(a)	337	4,550

Dresser-Rand Group Inc.(a)	5,830	128,843
Dril-Quip Inc.(a)	2,027	62,229
Flotek Industries Inc.(a)(b)	1,529	2,401
FMC Technologies Inc.(a)	8,539	267,868
Geokinetics Inc.(a)	68	222
Global Industries Ltd.(a)(b)	4,793	18,405
Gulf Island Fabrication Inc.	800	6,408
Halliburton Co.	58,513	905,196
Helix Energy Solutions Group Inc.(a)	496	2,549
ION Geophysical Corp.(a)	6,349	9,904
Key Energy Services Inc.(a)	1,343	3,868
Lufkin Industries Inc.	341	12,917
Matrix Service Co.(a)	1,850	15,207
Mitcham Industries Inc.(a)	636	2,423
NATCO Group Inc. Class A(a)	1,305	24,704
National Oilwell Varco Inc.(a)	27,848	799,516
Natural Gas Services Group Inc.(a)	796	7,164
Oceaneering International Inc.(a)	3,679	135,645
Oil States International Inc.(a)	2,130	28,585
RPC Inc.	1,920	12,730
Schlumberger Ltd.	79,999	3,249,559
SEACOR Holdings Inc.(a)	173	10,088
Smith International Inc.	14,520	311,890
Superior Energy Services Inc.(a)	5,566	71,746
Superior Well Services Inc.(a)	667	3,422
T-3 Energy Services Inc.(a)	816	9,612
Tetra Technologies Inc.(a)	5,024	16,328
Tidewater Inc.	183	6,795
Union Drilling Inc.(a)	335	1,273
Willbros Group Inc.(a)	2,525	24,493

		7,122,499
PACKAGING & CONTAINERS – 0.16%
AEP Industries Inc.(a)	404	6,169
Ball Corp.	971	42,141
BWAY Holding Co.(a)	379	2,990
Crown Holdings Inc.(a)	10,761	244,598
Graphic Packaging Holding Co.(a)	9,940	8,648
Greif Inc. Class A	2,204	73,371
Owens-Illinois Inc.(a)	3,110	44,908
Packaging Corp. of America	1,555	20,246
Silgan Holdings Inc.	821	43,135

		486,206
PHARMACEUTICALS – 7.01%
Abbott Laboratories	103,477	4,935,853
ACADIA Pharmaceuticals Inc.(a)	1,876	1,782
Accelrys Inc.(a)	1,732	6,893
Acura Pharmaceuticals Inc.(a)(b)	494	3,171
Adolor Corp.(a)	2,985	6,089
Akorn Inc.(a)	3,335	2,868

Alexza Pharmaceuticals Inc.(a)(b)	1,238	2,736
Alkermes Inc.(a)	6,615	80,240
Allergan Inc.	20,461	977,217
Allos Therapeutics Inc.(a)	3,430	21,197
Alnylam Pharmaceuticals Inc.(a)	2,313	44,040
AmerisourceBergen Corp.	1,275	41,642
Amicus Therapeutics Inc.(a)	238	2,173
Amylin Pharmaceuticals Inc.(a)	9,178	107,842
Ardea Biosciences Inc.(a)	1,030	10,599
Array BioPharma Inc.(a)	2,789	7,363
Auxilium Pharmaceuticals Inc.(a)(b)	2,858	79,224
Biodel Inc.(a)(b)	687	3,579
BioForm Medical Inc.(a)	624	761
BioMarin Pharmaceutical Inc.(a)(b)	6,816	84,178
Bristol-Myers Squibb Co.	121,195	2,656,594
Cadence Pharmaceuticals Inc.(a)	1,529	14,342
Caraco Pharmaceutical Laboratories Ltd.(a)	614	2,161
Cardinal Health Inc.	17,913	563,901
Catalyst Health Solutions Inc.(a)	2,136	42,336
Cephalon Inc.(a)(b)	4,548	309,719
China Sky One Medical Inc.(a)	434	4,991
Cubist Pharmaceuticals Inc.(a)	3,789	61,988
CV Therapeutics Inc.(a)	3,975	79,023
Cypress Bioscience Inc.(a)	1,854	13,182
Dendreon Corp.(a)(b)	6,473	27,187
Depomed Inc.(a)	3,129	7,384
Discovery Laboratories Inc.(a)	7,013	8,556
DURECT Corp.(a)	5,966	13,304
Dyax Corp.(a)	3,609	9,059
Eli Lilly and Co.	6,401	213,857
Emergent BioSolutions Inc.(a)	649	8,768
Endo Pharmaceuticals Holdings Inc.(a)	7,436	131,468
Express Scripts Inc.(a)	14,122	652,013
Forest Laboratories Inc.(a)	1,717	37,705
Gilead Sciences Inc.(a)	61,854	2,865,077
Herbalife Ltd.	4,543	68,054
Hospira Inc.(a)	1,487	45,889
Idenix Pharmaceuticals Inc.(a)	1,487	4,580
I-Flow Corp.(a)	1,246	4,548
Inspire Pharmaceuticals Inc.(a)	2,743	11,137
Isis Pharmaceuticals Inc.(a)	6,206	93,152
Javelin Pharmaceuticals Inc.(a)	4,017	5,784
Jazz Pharmaceuticals Inc.(a)	365	325
K-V Pharmaceutical Co. Class A(a)	2,118	3,495
Ligand Pharmaceuticals Inc. Class B(a)	6,857	20,434
Mannatech Inc.(b)	124	413
MannKind Corp.(a)(b)	1,740	6,055
MAP Pharmaceuticals Inc.(a)	777	1,632
Mead Johnson Nutrition Co. Class A(a)	1,478	42,670
Medarex Inc.(a)	8,319	42,676
Medco Health Solutions Inc.(a)	33,979	1,404,692

Medicines Co. (The)(a)	3,379	36,628
Medicis Pharmaceutical Corp. Class A	3,653	45,188
Medivation Inc.(a)(b)	1,705	31,150
Merck & Co. Inc.	41,176	1,101,458
MiddleBrook Pharmaceuticals Inc.(a)	2,328	3,166
Mylan Inc.(a)	3,631	48,692
Nabi Biopharmaceuticals(a)	552	2,042
NBTY Inc.(a)	1,698	23,908
Neogen Corp.(a)	920	20,084
Neurocrine Biosciences Inc.(a)	2,503	8,886
Noven Pharmaceuticals Inc.(a)	1,787	16,941
NPS Pharmaceuticals Inc.(a)	3,085	12,957
Obagi Medical Products Inc.(a)	1,135	6,106
Omnicare Inc.	491	12,025
Onyx Pharmaceuticals Inc.(a)	3,673	104,864
Opko Health Inc.(a)(b)	3,127	3,064
OSI Pharmaceuticals Inc.(a)	3,846	147,148
Osiris Therapeutics Inc.(a)(b)	1,034	14,269
Pain Therapeutics Inc.(a)	2,140	8,988
Perrigo Co.	5,143	127,701
PetMed Express Inc.(a)	1,577	25,989
Pharmasset Inc.(a)	1,503	14,744
POZEN Inc.(a)	1,788	10,943
Progenics Pharmaceuticals Inc.(a)	1,735	11,434
Questcor Pharmaceuticals Inc.(a)	3,523	17,333
Rigel Pharmaceuticals Inc.(a)	2,362	14,503
Schering-Plough Corp.	108,723	2,560,427
Schiff Nutrition International Inc.(a)	31	140
Sepracor Inc.(a)	7,263	106,476
Star Scientific Inc.(a)	865	3,702
Sucampo Pharmaceuticals Inc.(a)	711	4,358
Synta Pharmaceuticals Corp.(a)(b)	987	2,112
Synutra International Inc.(a)(b)	610	5,008
Targacept Inc.(a)	1,193	3,197
Theravance Inc.(a)	3,365	57,205
United Therapeutics Corp.(a)	1,795	118,632
USANA Health Sciences Inc.(a)	471	10,532
Valeant Pharmaceuticals International(a)	1,997	35,527
VCA Antech Inc.(a)	5,683	128,152
VIVUS Inc.(a)	4,517	19,513
Warner Chilcott Ltd. Class A(a)	6,168	64,887
Watson Pharmaceuticals Inc.(a)	3,513	109,289
XenoPort Inc.(a)	1,809	35,022
Zymogenetics Inc.(a)	2,329	9,293

		21,041,281
PIPELINES – 0.21%
El Paso Corp.	9,793	61,206
Questar Corp.	4,360	128,315
Williams Companies Inc. (The)	39,220	446,324

		635,845

REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	5,010	20,190
Consolidated-Tomoka Land Co.	230	6,831
Forest City Enterprises Inc. Class A	4,828	17,381
Forestar Group Inc.(a)	180	1,377
Grubb & Ellis Co.	2,503	1,577
St. Joe Co. (The)(a)	5,191	86,897
Thomas Properties Group Inc.	287	339

		134,592
REAL ESTATE INVESTMENT TRUSTS – 0.42%
Acadia Realty Trust	1,079	11,448
Alexander’s Inc.	78	13,290
Apartment Investment and Management Co. Class A	2,203	12,072
Associated Estates Realty Corp.	551	3,130
Camden Property Trust	2,249	48,533
Cousins Properties Inc.	1,454	9,364
Digital Realty Trust Inc.	3,434	113,940
DuPont Fabros Technology Inc.	456	3,137
EastGroup Properties Inc.	493	13,839
Equity Lifestyle Properties Inc.	847	32,271
Essex Property Trust Inc.	371	21,273
Federal Realty Investment Trust	1,157	53,222
General Growth Properties Inc.(b)	7,775	5,520
HCP Inc.	1,959	34,968
Health Care REIT Inc.	890	27,225
Highwoods Properties Inc.	249	5,334
Home Properties Inc.	875	26,819
Inland Real Estate Corp.	1,214	8,607
Kilroy Realty Corp.	193	3,318
Macerich Co. (The)(b)	5,031	31,494
Mid-America Apartment Communities Inc.	975	30,059
Nationwide Health Properties Inc.	586	13,003
Omega Healthcare Investors Inc.	552	7,772
PS Business Parks Inc.	269	9,913
Saul Centers Inc.	401	9,211
Simon Property Group Inc.	15,082	522,440
Sun Communities Inc.	655	7,749
Tanger Factory Outlet Centers Inc.	2,060	63,572
Taubman Centers Inc.	3,537	60,270
Universal Health Realty Income Trust	123	3,595
Ventas Inc.	1,482	33,508
Washington Real Estate Investment Trust	1,787	30,915

		1,270,811
RETAIL – 8.95%
Abercrombie & Fitch Co. Class A	5,852	139,278
Advance Auto Parts Inc.	6,368	261,597
Aeropostale Inc.(a)	4,550	120,848
AFC Enterprises Inc.(a)	1,053	4,749

American Eagle Outfitters Inc.	8,281	101,359
AnnTaylor Stores Corp.(a)	1,426	7,415
Aristotle Corp. (The)(a)	64	221
AutoZone Inc.(a)	2,372	385,735
Bebe Stores Inc.	572	3,815
Bed Bath & Beyond Inc.(a)	14,252	352,737
Best Buy Co. Inc.	22,404	850,456
Big Lots Inc.(a)(b)	5,552	115,371
BJ’s Restaurants Inc.(a)	1,035	14,397
Borders Group Inc.(a)	2,062	1,299
Brinker International Inc.	6,961	105,111
Buckle Inc. (The)	1,551	49,524
Buffalo Wild Wings Inc.(a)(b)	1,176	43,018
Burger King Holdings Inc.	5,414	124,251
Cache Inc.(a)	575	1,656
California Pizza Kitchen Inc.(a)	1,019	13,329
CarMax Inc.(a)	14,750	183,490
Cash America International Inc.	835	13,076
Cato Corp. (The) Class A	445	8,135
CEC Entertainment Inc.(a)	1,247	32,272
Charlotte Russe Holding Inc.(a)	210	1,712
Cheesecake Factory Inc. (The)(a)	3,989	45,674
Chico’s FAS Inc.(a)	3,589	19,273
Chipotle Mexican Grill Inc. Class A(a)(b)	2,185	145,040
Christopher & Banks Corp.	1,565	6,401
Citi Trends Inc.(a)	837	19,159
CKE Restaurants Inc.	3,320	27,888
Coldwater Creek Inc.(a)	3,745	9,400
Copart Inc.(a)(b)	4,184	124,097
Costco Wholesale Corp.	29,059	1,346,013
Cracker Barrel Old Country Store Inc.	1,042	29,843
CVS Caremark Corp.	51,767	1,423,075
Darden Restaurants Inc.	9,457	323,997
Denny’s Corp.(a)	5,655	9,444
Dick’s Sporting Goods Inc.(a)	5,815	82,980
DineEquity Inc.(b)	1,117	13,248
Dollar Tree Inc.(a)	6,101	271,800
DSW Inc. Class A(a)(b)	482	4,478
Einstein Noah Restaurant Group Inc.(a)	161	939
EZCORP Inc.(a)	2,994	34,641
Family Dollar Stores Inc.	695	23,192
FGX International Holdings Ltd.(a)	1,042	12,108
Finish Line Inc. (The) Class A	865	5,726
First Cash Financial Services Inc.(a)	1,216	18,143
Fuqi International Inc.(a)	634	2,980
GameStop Corp. Class A(a)	10,999	308,192
Gap Inc. (The)	16,337	212,218
Haverty Furniture Companies Inc.	295	3,106
hhgregg Inc.(a)	817	11,561
Hibbett Sports Inc.(a)	1,899	36,499
HSN Inc.(a)	316	1,624

J. Crew Group Inc.(a)(b)	2,751	36,258
Jack in the Box Inc.(a)	2,362	55,011
Jos. A. Bank Clothiers Inc.(a)	243	6,758
Kohl’s Corp.(a)	15,795	668,444
Krispy Kreme Doughnuts Inc.(a)	3,935	6,296
Limited Brands Inc.	11,657	101,416
Lowe’s Companies Inc.	5,034	91,871
lululemon athletica inc.(a)(b)	1,187	10,279
Lumber Liquidators Inc.(a)	614	7,829
McDonald’s Corp.	68,938	3,761,947
Men’s Wearhouse Inc. (The)	384	5,814
MSC Industrial Direct Co. Inc. Class A	2,948	91,594
New York & Co. Inc.(a)	235	834
99 Cents Only Stores(a)	1,620	14,969
Nordstrom Inc.(b)	12,135	203,261
Nu Skin Enterprises Inc. Class A	2,049	21,494
O’Reilly Automotive Inc.(a)	3,258	114,063
P.F. Chang’s China Bistro Inc.(a)(b)	1,519	34,755
Panera Bread Co. Class A(a)(b)	1,787	99,893
Pantry Inc. (The)(a)	239	4,209
Papa John’s International Inc.(a)	1,093	24,997
PC Mall Inc.(a)	598	2,715
PetSmart Inc.	8,507	178,307
Pier 1 Imports Inc.(a)	972	544
PriceSmart Inc.	921	16,587
Red Robin Gourmet Burgers Inc.(a)	1,023	18,035
Retail Ventures Inc.(a)	79	120
Ross Stores Inc.	8,924	320,193
Ruth’s Hospitality Group Inc.(a)	1,106	1,338
Sally Beauty Holdings Inc.(a)	5,652	32,103
Sonic Corp.(a)	3,302	33,086
Staples Inc.	40,036	725,052
Starbucks Corp.(a)	48,848	542,701
Systemax Inc.(a)(b)	394	5,090
Target Corp.	48,974	1,684,216
Texas Roadhouse Inc. Class A(a)	3,233	30,810
Tiffany & Co.	8,382	180,716
Tim Hortons Inc.	12,351	313,345
Titan Machinery Inc.(a)	395	3,551
TJX Companies Inc. (The)	28,491	730,509
Tractor Supply Co.(a)	1,633	58,886
Tween Brands Inc.(a)	1,233	2,639
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,310	8,672
Under Armour Inc. Class A(a)(b)	2,135	35,078
Urban Outfitters Inc.(a)	7,591	124,265
Walgreen Co.	61,376	1,593,321
Wal-Mart Stores Inc.	121,400	6,324,940
Wendy’s/Arby’s Group Inc. Class A	22,980	115,589
Wet Seal Inc. Class A(a)	6,237	20,956
Williams-Sonoma Inc.	838	8,447
Yum! Brands Inc.	31,779	873,287

Zumiez Inc.(a)(b)	1,361	13,202

		26,867,882
SAVINGS & LOANS – 0.06%
Capitol Federal Financial	531	20,077
Danvers Bancorp Inc.	493	6,808
Hudson City Bancorp Inc.	11,939	139,567
Oritani Financial Corp.(a)	710	9,940
ViewPoint Financial Group	653	7,856

		184,248
SEMICONDUCTORS – 4.30%
Actel Corp.(a)	72	729
Advanced Analogic Technologies Inc.(a)	3,341	12,028
Advanced Micro Devices Inc.(a)	4,914	14,988
Altera Corp.	20,126	353,211
Amkor Technology Inc.(a)	872	2,337
ANADIGICS Inc.(a)	4,186	8,665
Analog Devices Inc.	19,532	376,382
Applied Materials Inc.	90,796	976,057
Applied Micro Circuits Corp.(a)	1,537	7,470
Asyst Technologies Inc.(a)	388	109
Atmel Corp.(a)	19,837	72,008
ATMI Inc.(a)	2,090	32,249
AuthenTec Inc.(a)	1,638	2,424
Broadcom Corp. Class A(a)	34,492	689,150
Cabot Microelectronics Corp.(a)	1,516	36,429
Cavium Networks Inc.(a)	1,956	22,572
CEVA Inc.(a)	982	7,149
Cirrus Logic Inc.(a)	2,960	11,130
Cohu Inc.	126	907
Cree Inc.(a)	2,600	61,178
Cypress Semiconductor Corp.(a)	9,808	66,400
Diodes Inc.(a)	1,834	19,459
EMCORE Corp.(a)	4,783	3,587
Entegris Inc.(a)	1,098	944
Entropic Communications Inc.(a)	545	403
Exar Corp.(a)	227	1,416
FormFactor Inc.(a)	1,921	34,616
Hittite Microwave Corp.(a)	1,269	39,593
Integrated Device Technology Inc.(a)	5,019	22,836
Intel Corp.	331,828	4,994,011
International Rectifier Corp.(a)	1,014	13,699
Intersil Corp. Class A	2,743	31,545
IPG Photonics Corp.(a)	1,252	10,542
IXYS Corp.	1,073	8,648
KLA-Tencor Corp.	10,790	215,800
Kopin Corp.(a)	466	1,081
Kulicke and Soffa Industries Inc.(a)	4,937	12,935
Lam Research Corp.(a)	7,645	174,077
Lattice Semiconductor Corp.(a)	3,795	5,237

Linear Technology Corp.	14,816	340,472
LSI Corp.(a)	32,447	98,639
LTX-Credence Corp.(a)	413	116
Marvell Technology Group Ltd.(a)	32,727	299,779
MEMC Electronic Materials Inc.(a)	15,406	254,045
Micrel Inc.	3,352	23,598
Microchip Technology Inc.	12,395	262,650
Micron Technology Inc.(a)	6,170	25,050
Microsemi Corp.(a)	5,622	65,215
Microtune Inc.(a)	3,196	5,817
MIPS Technologies Inc. Class A(a)	371	1,087
MKS Instruments Inc.(a)	185	2,714
Monolithic Power Systems Inc.(a)	1,717	26,614
National Semiconductor Corp.	15,227	156,381
NetLogic Microsystems Inc.(a)	1,155	31,739
Novellus Systems Inc.(a)	1,944	32,329
NVIDIA Corp.(a)	37,115	365,954
OmniVision Technologies Inc.(a)	272	1,828
ON Semiconductor Corp.(a)	26,958	105,136
Pericom Semiconductor Corp.(a)	1,441	10,534
PLX Technology Inc.(a)	1,708	3,706
PMC-Sierra Inc.(a)	8,383	53,484
Power Integrations Inc.	1,962	33,746
Rambus Inc.(a)	7,017	66,381
Rubicon Technology Inc.(a)	858	4,556
Rudolph Technologies Inc.(a)	85	258
Semitool Inc.(a)	1,226	3,408
Semtech Corp.(a)	3,792	50,623
Silicon Image Inc.(a)	4,810	11,544
Silicon Laboratories Inc.(a)	3,047	80,441
Skyworks Solutions Inc.(a)	7,154	57,661
Spansion Inc. Class A(a)	797	103
Standard Microsystems Corp.(a)	809	15,047
Supertex Inc.(a)	663	15,315
Techwell Inc.(a)	876	5,528
Teradyne Inc.(a)	6,986	30,599
Tessera Technologies Inc.(a)	3,295	44,054
Texas Instruments Inc.	88,712	1,464,635
Ultratech Inc.(a)	1,511	18,872
Varian Semiconductor Equipment Associates Inc.(a)	5,064	109,686
Veeco Instruments Inc.(a)	1,737	11,586
Volterra Semiconductor Corp.(a)	1,654	13,960
Xilinx Inc.	18,684	357,985

		12,906,876
SOFTWARE – 8.22%
ACI Worldwide Inc.(a)	2,269	42,544
Activision Blizzard Inc.(a)	39,998	418,379
Actuate Corp.(a)	3,616	11,065
Adobe Systems Inc.(a)	35,677	763,131
Advent Software Inc.(a)	1,082	36,041

Allscripts-Misys Healthcare Solutions Inc.	9,767	100,502
American Reprographics Co.(a)	2,358	8,347
American Software Inc. Class A	982	5,175
ANSYS Inc.(a)	5,633	141,388
ArcSight Inc.(a)	443	5,657
Autodesk Inc.(a)	15,113	254,050
Automatic Data Processing Inc.	34,768	1,222,443
Blackbaud Inc.	2,698	31,324
Blackboard Inc.(a)	2,110	66,971
BMC Software Inc.(a)	12,867	424,611
Broadridge Financial Solutions Inc.	9,347	173,948
CA Inc.	12,314	216,850
Callidus Software Inc.(a)	1,947	5,646
Cerner Corp.(a)(b)	4,554	200,239
Citrix Systems Inc.(a)	12,295	278,359
CommVault Systems Inc.(a)	2,772	30,409
Computer Programs and Systems Inc.	535	17,799
Compuware Corp.(a)	9,520	62,737
Concur Technologies Inc.(a)	2,869	55,056
CSG Systems International Inc.(a)	1,362	19,449
Deltek Inc.(a)	1,116	4,832
DemandTec Inc.(a)	1,274	11,148
Digi International Inc.(a)	215	1,649
DivX Inc.(a)	2,106	10,593
Double-Take Software Inc.(a)	1,111	7,510
Dun & Bradstreet Corp. (The)	2,686	206,822
Ebix Inc.(a)	479	11,903
Eclipsys Corp.(a)	3,542	35,916
Electronic Arts Inc.(a)	21,247	386,483
EPIQ Systems Inc.(a)	1,511	27,243
FalconStor Software Inc.(a)	3,121	7,459
Fidelity National Information Services Inc.	2,892	52,634
Fiserv Inc.(a)	10,949	399,201
Global Payments Inc.	5,333	178,176
Guidance Software Inc.(a)	203	828
IMS Health Inc.	2,562	31,948
Informatica Corp.(a)	5,971	79,175
InnerWorkings Inc.(a)	2,064	8,813
Interactive Intelligence Inc.(a)	808	7,320
Intuit Inc.(a)	21,538	581,526
JDA Software Group Inc.(a)	135	1,559
Lawson Software Inc.(a)	8,202	34,859
ManTech International Corp. Class A(a)	1,367	57,277
MasterCard Inc. Class A	4,877	816,800
MedAssets Inc.(a)	1,177	16,772
Metavante Technologies Inc.(a)	6,141	122,574
Microsoft Corp.	538,252	9,887,689
MicroStrategy Inc. Class A(a)	595	20,343
Monotype Imaging Holdings Inc.(a)	829	3,100
MSCI Inc. Class A(a)	2,876	48,633
NetSuite Inc.(a)	555	6,249

Novell Inc.(a)	10,304	43,895
Nuance Communications Inc.(a)	12,969	140,843
Omnicell Inc.(a)	2,057	16,086
Omniture Inc.(a)(b)	4,046	53,367
OpenTV Corp. Class A(a)	931	1,406
OPNET Technologies Inc.(a)	786	6,815
Oracle Corp.(a)	261,131	4,718,637
Parametric Technology Corp.(a)	7,612	75,968
Paychex Inc.	21,718	557,501
Pegasystems Inc.	921	17,103
Phase Forward Inc.(a)	2,774	35,479
Phoenix Technologies Ltd.(a)	1,807	2,927
Progress Software Corp.(a)	2,492	43,261
PROS Holdings Inc.(a)	837	3,892
QAD Inc.	609	1,541
Quality Systems Inc.(b)	1,157	52,354
Red Hat Inc.(a)	12,821	228,727
Renaissance Learning Inc.	474	4,252
Salesforce.com Inc.(a)(b)	7,030	230,092
SEI Investments Co.	9,021	110,146
Smith Micro Software Inc.(a)	1,829	9,566
Solera Holdings Inc.(a)	3,677	91,116
SPSS Inc.(a)	1,225	34,827
Sybase Inc.(a)	4,521	136,941
Synchronoss Technologies Inc.(a)	1,365	16,735
Take-Two Interactive Software Inc.	5,007	41,808
Taleo Corp. Class A(a)	1,704	20,141
THQ Inc.(a)	2,979	9,056
Total System Services Inc.	10,938	151,054
Trident Microsystems Inc.(a)	1,553	2,267
Ultimate Software Group Inc.(a)	1,652	28,514
Unica Corp.(a)	1,179	5,695
VeriFone Holdings Inc.(a)(b)	2,325	15,810
VMware Inc. Class A(a)(b)	2,704	63,868
Wind River Systems Inc.(a)	4,517	28,909

		24,659,753
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,945	22,406

		22,406
TELECOMMUNICATIONS – 5.52%
Acme Packet Inc.(a)	2,069	12,559
ADTRAN Inc.	2,062	33,425
Airvana Inc.(a)	1,423	8,325
Alaska Communications Systems Group Inc.	1,450	9,715
Amdocs Ltd.(a)	5,687	105,323
American Tower Corp. Class A(a)	26,601	809,468
Anixter International Inc.(a)	173	5,481
Applied Signal Technology Inc.	221	4,471
Aruba Networks Inc.(a)	3,394	10,657

Atheros Communications Inc.(a)	3,869	56,720
Avanex Corp.(a)	764	1,337
BigBand Networks Inc.(a)	2,131	13,958
Cbeyond Inc.(a)	1,542	29,036
Centennial Communications Corp.(a)	3,755	31,016
Ciena Corp.(a)	5,664	44,066
Cisco Systems Inc.(a)	396,061	6,641,943
Clearwire Corp. Class A(a)(b)	3,917	20,173
CommScope Inc.(a)	4,557	51,768
Comtech Telecommunications Corp.(a)	1,594	39,483
Consolidated Communications Holdings Inc.	673	6,905
Corning Inc.	105,622	1,401,604
CPI International Inc.(a)	84	790
Crown Castle International Corp.(a)	4,028	82,211
EchoStar Corp.(a)	199	2,951
Embarq Corp.	4,936	186,828
Finisar Corp.(a)	26,346	11,592
Frontier Communications Corp.	4,671	33,538
GeoEye Inc.(a)	130	2,568
Global Crossing Ltd.(a)	564	3,948
Globecomm Systems Inc.(a)	869	5,032
Harmonic Inc.(a)	2,741	17,817
Harris Corp.	9,098	263,296
Hughes Communications Inc.(a)	527	6,340
Hypercom Corp.(a)	3,111	2,987
ICO Global Communications (Holdings) Ltd.(a)	2,671	935
Infinera Corp.(a)	6,045	44,733
InterDigital Inc.(a)	2,973	76,763
Iowa Telecommunications Services Inc.	244	2,796
iPCS Inc.(a)	371	3,602
Ixia(a)	1,861	9,621
JDS Uniphase Corp.(a)	7,508	24,401
Juniper Networks Inc.(a)	35,224	530,473
Leap Wireless International Inc.(a)	285	9,938
Level 3 Communications Inc.(a)(b)	104,751	96,371
MasTec Inc.(a)	2,657	32,123
MetroPCS Communications Inc.(a)	16,390	279,941
NETGEAR Inc.(a)	388	4,675
NeuStar Inc. Class A(a)	5,338	89,412
Neutral Tandem Inc.(a)	1,077	26,505
NextWave Wireless Inc.(a)	3,151	504
NII Holdings Inc. Class B(a)	11,120	166,800
Novatel Wireless Inc.(a)	899	5,052
NTELOS Holdings Corp.	1,935	35,101
Oplink Communications Inc.(a)	598	4,605
Opnext Inc.(a)	1,093	1,869
ORBCOMM Inc.(a)	1,622	2,384
PAETEC Holding Corp.(a)	6,046	8,706
ParkerVision Inc.(a)(b)	1,490	2,518
Polycom Inc.(a)	5,585	85,953
Preformed Line Products Co.	19	715

Premiere Global Services Inc.(a)	3,433	30,279
QUALCOMM Inc.	108,534	4,223,058
Qwest Communications International Inc.	50,311	172,064
RCN Corp.(a)	1,297	4,799
SAVVIS Inc.(a)	2,458	15,215
SBA Communications Corp. Class A(a)	7,922	184,583
Shenandoah Telecommunications Co.	1,395	31,806
ShoreTel Inc.(a)	2,379	10,253
Sonus Networks Inc.(a)	13,258	20,815
Starent Networks Corp.(a)	1,927	30,466
Switch & Data Facilities Co. Inc.(a)	1,322	11,594
Sycamore Networks Inc.(a)	1,329	3,548
Syniverse Holdings Inc.(a)	1,613	25,421
Tekelec(a)	469	6,205
Telephone and Data Systems Inc.	2,899	76,852
TerreStar Corp.(a)	1,120	627
tw telecom inc.(a)	8,767	76,711
United States Cellular Corp.(a)	446	14,870
UTStarcom Inc.(a)	376	293
Viasat Inc.(a)	356	7,412
Virgin Mobile USA Inc. Class A(a)	2,692	3,473
Vonage Holdings Corp.(a)(b)	1,863	745
Windstream Corp.	14,888	119,997

		16,574,913
TOYS, GAMES & HOBBIES – 0.06%
Hasbro Inc.	3,562	89,299
LeapFrog Enterprises Inc.(a)	2,135	2,946
Marvel Entertainment Inc.(a)	3,264	86,659

		178,904
TRANSPORTATION – 2.56%
American Commercial Lines Inc.(a)	2,321	7,358
Burlington Northern Santa Fe Corp.	18,878	1,135,512
C.H. Robinson Worldwide Inc.	11,443	521,915
CAI International Inc.(a)	354	1,002
Con-way Inc.	475	8,517
CSX Corp.	27,153	701,905
DHT Maritime Inc.	1,208	4,639
Dynamex Inc.(a)	275	3,597
Eagle Bulk Shipping Inc.(b)	3,024	12,852
Expeditors International Washington Inc.	14,338	405,622
Forward Air Corp.	1,878	30,480
Frontline Ltd.(b)	3,257	56,639
Genco Shipping & Trading Ltd.(b)	1,598	19,719
General Maritime Corp.	3,149	22,043
Genesee & Wyoming Inc. Class A(a)	1,444	30,685
Golar LNG Ltd.	1,921	6,589
GulfMark Offshore Inc.(a)	1,085	25,888
Heartland Express Inc.	2,269	33,604
Horizon Lines Inc. Class A(b)	2,057	6,233

Hub Group Inc. Class A(a)	1,542	26,214
J.B. Hunt Transport Services Inc.	5,430	130,917
Kansas City Southern Industries Inc.(a)	5,215	66,283
Kirby Corp.(a)	3,704	98,675
Knight Transportation Inc.	3,734	56,607
Knightsbridge Tankers Ltd.	1,176	17,111
Landstar System Inc.	3,620	121,161
Nordic American Tanker Shipping Ltd.(b)	749	21,946
Norfolk Southern Corp.	7,321	247,084
Old Dominion Freight Line Inc.(a)	1,264	29,691
Pacer International Inc.	927	3,245
Patriot Transportation Holding Inc.(a)	5	312
PHI Inc.(a)	604	6,028
Ryder System Inc.	1,236	34,991
Ship Finance International Ltd.(b)	2,742	17,988
TBS International Ltd.(a)	673	4,947
Teekay Tankers Ltd. Class A	907	8,626
Union Pacific Corp.	34,657	1,424,749
United Parcel Service Inc. Class B	45,868	2,257,623
Universal Truckload Services Inc.	183	2,624
UTi Worldwide Inc.	6,251	74,699

		7,686,320
TRUCKING & LEASING – 0.00%
GATX Corp.	352	7,121
TAL International Group Inc.	151	1,105
Textainer Group Holdings Ltd.	284	1,917

		10,143
WATER – 0.00%
Consolidated Water Co. Ltd.	893	9,689
SJW Corp.	29	737

		10,426

TOTAL COMMON STOCKS
(Cost: $493,446,892)		299,726,410

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	27	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.11%

MONEY MARKET FUNDS – 2.11%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(d)(e)(f)	5,301,390	5,301,390
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(d)(e)(f)	846,373	846,373
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	194,397	194,397

		6,342,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,342,160)		6,342,160

TOTAL INVESTMENTS IN SECURITIES – 101.98%
(Cost: $499,789,052)		306,068,570
Other Assets, Less Liabilities – (1.98)%		(5,953,435)

NET ASSETS – 100.00%		$300,115,135

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.73%

ADVERTISING – 0.03%
Clear Channel Outdoor Holdings Inc. Class A(a)	592	$2,173
Harte-Hanks Inc.	2,139	11,444
Interpublic Group of Companies Inc. (The)(a)	4,531	18,668
Omnicom Group Inc.	1,599	37,417

		69,702
AEROSPACE & DEFENSE – 1.57%
AAR Corp.(a)	1,992	24,980
Alliant Techsystems Inc.(a)	1,251	83,792
Argon ST Inc.(a)	112	2,125
BE Aerospace Inc.(a)	443	3,841
Curtiss-Wright Corp.	460	12,903
Ducommun Inc.	704	10,236
Esterline Technologies Corp.(a)	359	7,248
General Dynamics Corp.	26,963	1,121,391
Herley Industries Inc.(a)	593	7,092
Kaman Corp.	1,589	19,926
L-3 Communications Holdings Inc.	1,908	129,362
LMI Aerospace Inc.(a)	224	1,622
Moog Inc. Class A(a)	2,557	58,479
Northrop Grumman Corp.	17,249	752,746
Raytheon Co.	17,274	672,650
Spirit AeroSystems Holdings Inc. Class A(a)	6,987	69,660
Triumph Group Inc.	478	18,260
United Technologies Corp.	28,313	1,216,893

		4,213,206
AGRICULTURE – 1.15%
Alico Inc.	56	1,344
Alliance One International Inc.(a)	1,823	7,000
Altria Group Inc.	35,642	570,985
Andersons Inc. (The)	1,278	18,071
Archer-Daniels-Midland Co.	43,565	1,210,236
Bunge Ltd.	8,207	464,927
Griffin Land & Nurseries Inc.	228	7,980
Lorillard Inc.	5,596	345,497
Maui Land & Pineapple Co. Inc.(a)(b)	361	3,065
Reynolds American Inc.	11,666	418,109
Universal Corp.	1,678	50,206

		3,097,420
AIRLINES – 0.31%
AirTran Holdings Inc.(a)	3,767	17,140
Alaska Air Group Inc.(a)	2,393	42,045
Allegiant Travel Co.(a)(b)	157	7,137
AMR Corp.(a)	9,397	29,976
Continental Airlines Inc. Class B(a)	8,441	74,365
Copa Holdings SA Class A	538	15,424

Delta Air Lines Inc.(a)	30,976	174,395
Hawaiian Holdings Inc.(a)	347	1,294
JetBlue Airways Corp.(a)	11,541	42,125
Republic Airways Holdings Inc.(a)	2,480	16,070
SkyWest Inc.	3,894	48,441
Southwest Airlines Co.	49,943	316,139
UAL Corp.(a)	5,693	25,505
US Airways Group Inc.(a)	7,709	19,504

		829,560
APPAREL – 0.23%
Carter’s Inc.(a)	3,793	71,346
Cherokee Inc.	145	2,262
Columbia Sportswear Co.	785	23,487
Crocs Inc.(a)	413	491
G-III Apparel Group Ltd.(a)	460	2,539
Gymboree Corp.(a)	538	11,486
Iconix Brand Group Inc.(a)	1,116	9,877
Jones Apparel Group Inc.	5,782	24,400
K-Swiss Inc. Class A	1,773	15,141
Liz Claiborne Inc.	6,270	15,487
Maidenform Brands Inc.(a)	662	6,064
Oxford Industries Inc.	881	5,436
Perry Ellis International Inc.(a)	359	1,242
Phillips-Van Heusen Corp.	430	9,752
Quiksilver Inc.(a)	8,413	10,769
SKECHERS U.S.A. Inc. Class A(a)	2,041	13,613
Steven Madden Ltd.(a)	1,169	21,954
Timberland Co. Class A(a)	3,187	38,053
Unifi Inc.(a)	3,006	1,924
VF Corp.	5,885	336,092
Weyco Group Inc.	212	5,495

		626,910
AUTO MANUFACTURERS – 0.19%
Force Protection Inc.(a)	1,905	9,144
Ford Motor Co.(a)(b)	156,005	410,293
General Motors Corp.(b)	35,209	68,305
Oshkosh Corp.	1,504	10,137
Wabash National Corp.	2,278	2,802

		500,681
AUTO PARTS & EQUIPMENT – 0.25%
American Axle & Manufacturing Holdings Inc.	3,300	4,356
ArvinMeritor Inc.	4,879	3,854
ATC Technology Corp.(a)	1,396	15,635
Autoliv Inc.	4,846	89,990
BorgWarner Inc.	977	19,833
Commercial Vehicle Group Inc.(a)	1,571	864
Cooper Tire & Rubber Co.	3,882	15,683
Dana Holding Corp.(a)	6,621	3,046

Dorman Products Inc.(a)	738	6,886
Federal Mogul Corp. Class A(a)	1,515	10,120
Fuel Systems Solutions Inc.(a)	56	755
Goodyear Tire & Rubber Co. (The)(a)	5,722	35,820
Hayes Lemmerz International Inc.(a)	5,946	1,100
Johnson Controls Inc.	33,963	407,556
Lear Corp.(a)	4,284	3,213
Modine Manufacturing Co.	2,076	5,190
Spartan Motors Inc.	1,989	7,996
Superior Industries International Inc.	1,677	19,872
Tenneco Inc.(a)	3,103	5,058
TRW Automotive Holdings Corp.(a)	3,389	10,913

		667,740
BANKS – 7.07%
AMCORE Financial Inc.	1,171	1,874
Ameris Bancorp	993	4,677
Ames National Corp.	436	7,451
Arrow Financial Corp.	610	14,451
Associated Banc-Corp.	8,807	135,980
BancFirst Corp.	463	16,853
Banco Latinoamericano de Exportaciones SA Class E	1,998	18,721
BancorpSouth Inc.	5,719	119,184
BancTrust Financial Group Inc.(b)	1,167	7,387
Bank Mutual Corp.	3,294	29,844
Bank of America Corp.	428,944	2,925,398
Bank of Hawaii Corp.	3,329	109,790
Bank of New York Mellon Corp. (The)	77,547	2,190,703
Bank of the Ozarks Inc.	829	19,133
Banner Corp.(b)	1,155	3,361
BB&T Corp.(b)	37,005	626,125
BOK Financial Corp.	1,477	51,030
Boston Private Financial Holdings Inc.	3,747	13,152
Bryn Mawr Bank Corp.	460	7,751
Camden National Corp.	515	11,768
Capital City Bank Group Inc.(b)	755	8,652
Capitol Bancorp Ltd.	1,066	4,424
Cardinal Financial Corp.	596	3,421
Cascade Bancorp(b)	1,486	2,422
Cathay General Bancorp	3,299	34,409
Centerstate Banks of Florida Inc.(b)	619	6,815
Central Pacific Financial Corp.	1,797	10,063
Chemical Financial Corp.	1,580	32,880
Citizens & Northern Corp.(b)	596	11,020
Citizens Republic Bancorp Inc.(a)	8,713	13,505
City Bank(b)	890	2,937
City Holding Co.	1,066	29,091
City National Corp.	2,682	90,571
CoBiz Financial Inc.	1,290	6,772
Colonial BancGroup Inc. (The)(b)	13,472	12,125
Columbia Banking System Inc.	1,332	8,525

Comerica Inc.	10,345	189,417
Commerce Bancshares Inc.	4,172	151,444
Community Bank System Inc.	2,224	37,252
Community Trust Bancorp Inc.	966	25,840
Corus Bankshares Inc.(a)(b)	2,884	779
Cullen/Frost Bankers Inc.	4,040	189,638
CVB Financial Corp.	4,384	29,066
Discover Financial Services	32,775	206,810
East West Bancorp Inc.	4,214	19,258
Encore Bancshares Inc.(a)	436	3,867
Enterprise Financial Services Corp.	463	4,519
F.N.B. Corp. (Pennsylvania)	5,732	43,964
Farmers Capital Bank Corp.	416	6,519
Fifth Third Bancorp	33,561	97,998
Financial Institutions Inc.	738	5,624
First Bancorp (North Carolina)	923	11,048
First BanCorp (Puerto Rico)	4,745	20,214
First Bancorp Inc. (The)(Maine)	571	9,056
First Busey Corp.(b)	1,773	13,758
First Citizens BancShares Inc. Class A	406	53,511
First Commonwealth Financial Corp.	5,703	50,586
First Community Bancshares Inc.	561	6,547
First Financial Bancorp	2,450	23,348
First Financial Bankshares Inc.	1,145	55,155
First Financial Corp.	763	28,155
First Horizon National Corp.	14,549	156,256
First Merchants Corp.	1,467	15,829
First Midwest Bancorp Inc.	3,242	27,849
1st Source Corp.	934	16,859
First South Bancorp Inc.	544	5,777
FirstMerit Corp.	5,397	98,225
Frontier Financial Corp.(b)	3,086	3,395
Fulton Financial Corp.	11,606	76,948
Glacier Bancorp Inc.	4,070	63,940
Green Bancshares Inc.(b)	852	7,498
Guaranty Bancorp(a)	4,077	7,135
Hancock Holding Co.	1,587	49,641
Hanmi Financial Corp.	2,236	2,907
Harleysville National Corp.	2,871	17,398
Heartland Financial USA Inc.	952	12,890
Heritage Commerce Corp.	612	3,213
Home Bancshares Inc.	924	18,452
Huntington Bancshares Inc.(b)	24,562	40,773
IBERIABANK Corp.	1,061	48,742
Independent Bank Corp. (Massachusetts)	1,034	15,251
Integra Bank Corp.	1,536	2,903
International Bancshares Corp.	3,395	26,481
KeyCorp	33,651	264,833
Lakeland Bancorp Inc.	1,472	11,820
Lakeland Financial Corp.	892	17,117
M&T Bank Corp.(b)	4,513	204,168

MainSource Financial Group Inc.	1,380	11,095
Marshall & Ilsley Corp.	17,407	98,001
MB Financial Inc.	2,316	31,498
Midwest Banc Holdings Inc.	1,773	1,791
Nara Bancorp Inc.	1,656	4,869
National Penn Bancshares Inc.	5,356	44,455
NBT Bancorp Inc.	2,098	45,401
Northern Trust Corp.	1,427	85,363
Northfield Bancorp Inc.	1,369	14,963
Old National Bancorp	4,409	49,249
Old Second Bancorp Inc.(b)	953	6,052
Oriental Financial Group Inc.	1,532	7,476
Pacific Capital Bancorp	3,130	21,190
Pacific Continental Corp.	712	8,288
PacWest Bancorp	1,936	27,743
Park National Corp.(b)	745	41,534
Peapack-Gladstone Financial Corp.	561	10,115
Pennsylvania Commerce Bancorp Inc.(a)	359	6,606
Peoples Bancorp Inc.	766	9,943
Pinnacle Financial Partners Inc.(a)	1,364	32,340
PNC Financial Services Group Inc. (The)	28,807	843,757
Popular Inc.(b)	18,741	40,855
PremierWest Bancorp	1,350	5,427
Prosperity Bancshares Inc.	2,619	71,630
Provident Bankshares Corp.	2,379	16,772
Regions Financial Corp.	47,621	202,865
Renasant Corp.	1,364	17,132
Republic Bancorp Inc. Class A(b)	689	12,864
S&T Bancorp Inc.	1,581	33,533
S.Y. Bancorp Inc.	743	18,055
Sandy Spring Bancorp Inc.	1,167	13,024
Santander BanCorp	329	2,593
SCBT Financial Corp.	758	15,842
Seacoast Banking Corp. of Florida(b)	1,089	3,300
Shore Bancshares Inc.	561	9,397
Sierra Bancorp(b)	493	4,797
Signature Bank(a)	289	8,158
Simmons First National Corp. Class A	1,061	26,727
Smithtown Bancorp Inc.	536	6,046
South Financial Group Inc. (The)	4,628	5,091
Southside Bancshares Inc.	763	14,421
Southwest Bancorp Inc.	1,066	9,999
State Bancorp Inc.	965	7,430
State Street Corp.	21,262	654,444
Stellar One Corp.	1,504	17,913
Sterling Bancorp	1,469	14,543
Sterling Bancshares Inc.	4,932	32,255
Sterling Financial Corp. (Washington)	3,702	7,663
Suffolk Bancorp	382	9,928
Sun Bancorp Inc. (New Jersey)(a)	1,121	5,818
SunTrust Banks Inc.	24,033	282,147

Susquehanna Bancshares Inc.	5,730	53,461
SVB Financial Group(a)	1,571	31,436
Synovus Financial Corp.	18,804	61,113
TCF Financial Corp.	8,801	103,500
Texas Capital Bancshares Inc.(a)	1,862	20,966
Tompkins Financial Corp.	359	15,437
TowneBank	1,377	22,486
TriCo Bancshares	1,067	17,862
TrustCo Bank Corp. NY	3,288	19,794
Trustmark Corp.	3,327	61,150
U.S. Bancorp	118,042	1,724,594
UCBH Holdings Inc.	7,364	11,120
UMB Financial Corp.	2,076	88,209
Umpqua Holdings Corp.(b)	4,096	37,110
Union Bankshares Corp.	978	13,545
United Bancshares Inc.	2,521	43,462
United Community Banks Inc.(b)	2,648	11,016
United Security Bancshares(b)	572	4,210
Univest Corp. of Pennsylvania	934	16,345
Valley National Bancorp(b)	9,002	111,355
W Holding Co. Inc.	157	1,427
Washington Trust Bancorp Inc.	864	14,040
Webster Financial Corp.	3,493	14,845
Wells Fargo & Co.	285,874	4,070,846
WesBanco Inc.	1,922	43,879
West Bancorporation	1,167	8,694
West Coast Bancorp	1,167	2,591
Westamerica Bancorporation(b)	1,066	48,567
Western Alliance Bancorporation(a)	1,565	7,136
Whitney Holding Corp.	4,659	53,346
Wilmington Trust Corp.	4,500	43,605
Wilshire Bancorp Inc.	1,128	5,820
Wintrust Financial Corp.	1,571	19,323
Yadkin Valley Financial Corp.	763	5,684
Zions Bancorporation	7,734	76,025

		18,948,335
BEVERAGES – 1.39%
Brown-Forman Corp. Class B	1,827	70,942
Coca-Cola Co. (The)	46,461	2,041,961
Coca-Cola Enterprises Inc.	21,716	286,434
Constellation Brands Inc. Class A(a)	12,463	148,310
Dr Pepper Snapple Group Inc.(a)	17,216	291,123
Farmer Brothers Co.	504	8,971
Molson Coors Brewing Co. Class B	7,778	266,630
National Beverage Corp.(a)	662	6,071
Pepsi Bottling Group Inc.	9,250	204,795
PepsiAmericas Inc.	3,894	67,171
PepsiCo Inc.	6,411	330,038

		3,722,446

BIOTECHNOLOGY – 1.39%
Affymetrix Inc.(a)	2,177	7,119
Amgen Inc.(a)	69,253	3,429,409
Arena Pharmaceuticals Inc.(a)	3,617	10,887
Cambrex Corp.(a)	836	1,906
Celera Corp.(a)	3,328	25,393
Charles River Laboratories International Inc.(a)	2,480	67,481
Cytokinetics Inc.(a)	662	1,125
Enzo Biochem Inc.(a)	520	2,090
Geron Corp.(a)	1,917	8,569
Human Genome Sciences Inc.(a)	7,989	6,631
Lexicon Pharmaceuticals Inc.(a)	3,793	4,134
Life Technologies Corp.(a)	4,246	137,910
Maxygen Inc.(a)	1,046	7,113
Nektar Therapeutics(a)	3,591	19,355

		3,729,122
BUILDING MATERIALS – 0.16%
Apogee Enterprises Inc.	965	10,596
Armstrong World Industries Inc.(a)	1,436	15,810
Builders FirstSource Inc.(a)(b)	1,066	2,153
Comfort Systems USA Inc.	2,689	27,885
Drew Industries Inc.(a)	1,197	10,390
Eagle Materials Inc.	319	7,736
Interline Brands Inc.(a)	2,177	18,352
LSI Industries Inc.	1,369	7,078
Martin Marietta Materials Inc.	205	16,256
Masco Corp.	24,471	170,808
NCI Building Systems Inc.(a)	1,268	2,815
Owens Corning(a)	5,106	46,158
Quanex Building Products Corp.	868	6,597
Simpson Manufacturing Co. Inc.(b)	2,480	44,690
Trex Co. Inc.(a)(b)	764	5,829
U.S. Concrete Inc.(a)	2,710	5,420
Universal Forest Products Inc.	1,066	28,366
USG Corp.(a)	2,013	15,319

		442,258
CHEMICALS – 1.42%
A. Schulman Inc.	1,773	24,024
Aceto Corp.	1,537	9,161
American Vanguard Corp.	69	890
Arch Chemicals Inc.	1,088	20,628
Ashland Inc.	4,518	46,671
Cabot Corp.	4,298	45,172
Celanese Corp. Class A	1,312	17,541
Cytec Industries Inc.	3,194	47,974
Dow Chemical Co. (The)	62,926	530,466
E.I. du Pont de Nemours and Co.	61,164	1,365,792
Eastman Chemical Co.	5,109	136,921
Ferro Corp.	359	513

FMC Corp.	3,086	133,130
H.B. Fuller Co.	3,288	42,744
Huntsman Corp.	9,651	30,208
ICO Inc.(a)	1,152	2,373
Innophos Holdings Inc.	379	4,275
Innospec Inc.	599	2,258
Intrepid Potash Inc.(a)	996	18,376
Lubrizol Corp.	4,590	156,106
Minerals Technologies Inc.	674	21,602
NL Industries Inc.	216	2,160
Olin Corp.	4,993	71,250
OM Group Inc.(a)	2,060	39,799
Penford Corp.	763	2,770
PolyOne Corp.(a)	6,136	14,174
PPG Industries Inc.	9,885	364,756
Quaker Chemical Corp.	113	897
Rockwood Holdings Inc.(a)	2,783	22,097
Rohm and Haas Co.	1,369	107,932
RPM International Inc.	8,709	110,866
Sensient Technologies Corp.	3,199	75,176
Sigma-Aldrich Corp.	3,925	148,326
Solutia Inc.(a)	1,479	2,766
Spartech Corp.	1,852	4,556
Stepan Co.	258	7,043
Symyx Technologies Inc.(a)	1,115	4,962
Valhi Inc.	258	2,420
Valspar Corp. (The)	6,941	138,612
W.R. Grace & Co.(a)	1,111	7,022
Westlake Chemical Corp.	1,416	20,716

		3,805,125
COAL – 0.00%
National Coal Corp.(a)	157	214
Westmoreland Coal Co.(a)	56	402

		616
COMMERCIAL SERVICES – 1.00%
Aaron Rents Inc.	3,026	80,673
ABM Industries Inc.	2,961	48,560
Advance America Cash Advance Centers Inc.	2,044	3,454
Albany Molecular Research Inc.(a)	1,152	10,863
AMN Healthcare Services Inc.(a)	157	801
Avis Budget Group Inc.(a)	6,738	6,132
Bowne & Co. Inc.	1,694	5,438
Career Education Corp.(a)	6,165	147,713
CDI Corp.	763	7,416
Chemed Corp.	411	15,988
Compass Diversified Holdings	1,571	14,013
Consolidated Graphics Inc.(a)	282	3,587
Convergys Corp.(a)	8,237	66,555
Cornell Companies Inc.(a)	774	12,670

Corrections Corp. of America(a)	965	12,362
CRA International Inc.(a)	278	5,249
Cross Country Healthcare Inc.(a)	1,672	10,952
Deluxe Corp.	1,649	15,880
Dollar Thrifty Automotive Group Inc.(a)	1,579	1,832
DynCorp International Inc.(a)	1,599	21,315
Electro Rent Corp.	1,364	13,149
Emergency Medical Services Corp. Class A(a)	359	11,269
Equifax Inc.	4,027	98,460
Euronet Worldwide Inc.(a)	3,147	41,100
Exponent Inc.(a)	291	7,371
First Advantage Corp. Class A(a)	680	9,370
Genpact Ltd.(a)	69	611
Gevity HR Inc.	1,318	5,206
Global Cash Access Inc.(a)	1,052	4,019
Grand Canyon Education Inc.(a)	86	1,484
Great Lakes Dredge & Dock Corp.	2,664	8,019
H&E Equipment Services Inc.(a)	1,085	7,107
HealthSpring Inc.(a)	3,288	27,521
Heidrick & Struggles International Inc.	1,167	20,703
Hertz Global Holdings Inc.(a)	20,357	80,003
Hudson Highland Group Inc.(a)	266	295
ICF International Inc.(a)	422	9,693
ICT Group Inc.(a)	245	1,365
Integrated Electrical Services Inc.(a)	511	4,660
Interactive Data Corp.	1,273	31,647
Jackson Hewitt Tax Service Inc.	1,890	9,866
Kelly Services Inc. Class A	1,759	14,160
Kenexa Corp.(a)	340	1,833
Kforce Inc.(a)	1,773	12,464
Korn/Ferry International(a)	2,884	26,129
Landauer Inc.	327	16,572
LECG Corp.(a)	1,042	2,647
Lender Processing Services Inc.	5,196	159,050
Lincoln Educational Services Corp.(a)	96	1,759
Live Nation Inc.(a)(b)	5,284	14,108
Manpower Inc.	4,936	155,632
MAXIMUS Inc.	1,082	43,129
McGrath RentCorp	504	7,943
McKesson Corp.	5,323	186,518
Michael Baker Corp.(a)	421	10,946
Monro Muffler Brake Inc.	995	27,193
Moody’s Corp.	13,317	305,226
MPS Group Inc.(a)	6,306	37,521
Multi-Color Corp.	56	685
National Research Corp.	33	820
Odyssey Marine Exploration Inc.(a)	622	2,109
On Assignment Inc.(a)	2,629	7,125
PHH Corp.(a)	3,611	50,735
Providence Service Corp. (The)(a)	210	1,445
Quanta Services Inc.(a)	2,918	62,591

R.R. Donnelley & Sons Co.	14,366	105,303
Rent-A-Center Inc.(a)	4,453	86,255
SAIC Inc.(a)	11,591	216,404
Service Corp. International	17,428	60,824
Spherion Corp.(a)	2,076	4,318
Standard Parking Corp.(a)	77	1,263
Steiner Leisure Ltd.(a)	460	11,229
Stewart Enterprises Inc. Class A	5,585	18,095
Ticketmaster Entertainment Inc.(a)	2,144	7,911
TNS Inc.(a)	246	2,012
Tree.com Inc.(a)	359	1,659
TrueBlue Inc.(a)	2,682	22,126
United Rentals Inc.(a)	4,034	16,983
Universal Technical Institute Inc.(a)	895	10,740
Valassis Communications Inc.(a)	1,787	2,806
Viad Corp.	1,357	19,161
Volt Information Sciences Inc.(a)	1,066	7,089
Watson Wyatt Worldwide Inc.	965	47,642
Weight Watchers International Inc.	359	6,659
Wright Express Corp.(a)	258	4,701

		2,685,891
COMPUTERS – 0.99%
Affiliated Computer Services Inc. Class A(a)	4,358	208,705
Agilysys Inc.	1,543	6,635
Brocade Communications Systems Inc.(a)	21,569	74,413
CACI International Inc. Class A(a)	1,590	58,019
Cadence Design Systems Inc.(a)	17,210	72,282
CIBER Inc.(a)	3,995	10,906
Computer Sciences Corp.(a)	10,318	380,115
COMSYS IT Partners Inc.(a)	965	2,133
Cray Inc.(a)	2,076	7,266
Diebold Inc.	723	15,436
Digimarc Corp.(a)	25	243
DST Systems Inc.(a)	600	20,772
Electronics For Imaging Inc.(a)	3,550	34,790
EMC Corp.(a)	42,516	484,682
Furmanite Corp.(a)	632	1,966
Hutchinson Technology Inc.(a)	1,549	4,027
Imation Corp.	1,985	15,185
Immersion Corp.(a)	972	2,848
Jack Henry & Associates Inc.	367	5,989
Lexmark International Inc. Class A(a)	5,308	89,546
Limelight Networks Inc.(a)	414	1,387
Mentor Graphics Corp.(a)	5,662	25,139
Mercury Computer Systems Inc.(a)	1,644	9,091
MTS Systems Corp.	763	17,358
NCR Corp.(a)	1,066	8,475
Ness Technologies Inc.(a)	2,379	7,018
NetScout Systems Inc.(a)	305	2,184
Palm Inc.(a)	1,053	9,077

Perot Systems Corp. Class A(a)	5,772	74,343
Quantum Corp.(a)	5,982	4,008
Rackable Systems Inc.(a)	1,896	7,698
RadiSys Corp.(a)	1,815	10,999
Rimage Corp.(a)	633	8,451
SanDisk Corp.(a)	12,423	157,151
Seagate Technology	16,674	100,211
Sigma Designs Inc.(a)(b)	303	3,769
Silicon Storage Technology Inc.(a)	4,971	8,202
SMART Modular Technologies (WWH) Inc.(a)	2,962	4,088
SRA International Inc. Class A(a)	1,299	19,095
Sun Microsystems Inc.(a)	50,026	366,190
Super Micro Computer Inc.(a)	228	1,122
Synopsys Inc.(a)	9,742	201,952
Teradata Corp.(a)	6,109	99,088
3D Systems Corp.(a)	113	745
Unisys Corp.(a)	10,662	5,651
Virtusa Corp.(a)	98	608

		2,649,058
COSMETICS & PERSONAL CARE – 2.31%
Alberto-Culver Co.	5,236	118,386
Chattem Inc.(a)	56	3,139
Elizabeth Arden Inc.(a)	1,788	10,424
Inter Parfums Inc.	878	5,119
Procter & Gamble Co. (The)	128,553	6,053,561

		6,190,629
DISTRIBUTION & WHOLESALE – 0.26%
Beacon Roofing Supply Inc.(a)	1,571	21,036
BMP Sunstone Corp.(a)	177	572
Brightpoint Inc.(a)	3,324	14,227
Core-Mark Holding Co. Inc.(a)	664	12,098
Genuine Parts Co.	11,036	329,535
Ingram Micro Inc. Class A(a)	11,304	142,883
Owens & Minor Inc.	214	7,090
Pool Corp.	606	8,120
ScanSource Inc.(a)	446	8,287
Tech Data Corp.(a)	3,041	66,233
United Stationers Inc.(a)	1,571	44,114
Watsco Inc.	737	25,080
WESCO International Inc.(a)	763	13,826

		693,101
DIVERSIFIED FINANCIAL SERVICES – 5.61%
Advanta Corp. Class B	2,562	1,691
American Express Co.	11,112	151,457
AmeriCredit Corp.(a)(b)	9,015	52,828
Ameriprise Financial Inc.	14,958	306,489
Ampal-American Israel Corp. Class A(a)	1,320	2,257
Asset Acceptance Capital Corp.(a)	198	1,051

BGC Partners Inc. Class A	1,131	2,500
BlackRock Inc.	318	41,353
Broadpoint Securities Group Inc.(a)	1,336	4,409
Calamos Asset Management Inc. Class A	1,471	7,076
Capital One Financial Corp.	25,626	313,662
CIT Group Inc.	26,219	74,724
Citigroup Inc.(b)	368,374	931,986
CME Group Inc.	1,334	328,684
Cohen & Steers Inc.(b)	429	4,788
CompuCredit Corp.(a)(b)	1,342	3,288
Credit Acceptance Corp.(a)(b)	157	3,374
Doral Financial Corp.(a)(b)	344	619
E*TRADE Financial Corp.(a)(b)	27,455	35,142
Encore Capital Group Inc.(a)	990	4,485
Epoch Holding Corp.	102	701
Evercore Partners Inc. Class A	615	9,502
FBR Capital Markets Corp.(a)	1,632	5,369
Federal Agricultural Mortgage Corp.	751	2,013
Federal Home Loan Mortgage Corp.(b)	3,591	2,729
Federal National Mortgage Association	71,564	50,095
Financial Federal Corp.	1,744	36,938
First Marblehead Corp. (The)(a)	2,205	2,844
Franklin Resources Inc.	4,855	261,539
Friedman, Billings, Ramsey Group Inc. Class A(a)	10,495	2,099
GAMCO Investors Inc. Class A	307	10,024
Goldman Sachs Group Inc. (The)	26,784	2,839,640
Invesco Ltd.	23,153	320,901
Investment Technology Group Inc.(a)	258	6,584
Janus Capital Group Inc.	763	5,074
Jefferies Group Inc.(b)	8,450	116,610
JPMorgan Chase & Co.	251,123	6,674,849
KBW Inc.(a)(b)	1,672	34,025
Knight Capital Group Inc. Class A(a)	5,510	81,217
LaBranche & Co. Inc.(a)	3,230	12,080
Legg Mason Inc.	9,419	149,762
MarketAxess Holdings Inc.(a)	2,076	15,861
MF Global Ltd.(a)(b)	3,302	13,967
Morgan Stanley	66,866	1,522,539
NASDAQ OMX Group Inc. (The)(a)	4,084	79,965
National Financial Partners Corp.(b)	2,638	8,442
Nelnet Inc. Class A(a)	1,188	10,502
NewStar Financial Inc.(a)	1,413	3,278
NYSE Euronext Inc.	7,137	127,752
Ocwen Financial Corp.(a)(b)	2,618	29,924
Penson Worldwide Inc.(a)	1,124	7,227
Piper Jaffray Companies(a)	1,270	32,753
Portfolio Recovery Associates Inc.(a)	347	9,313
Raymond James Financial Inc.(b)	6,398	126,041
Sanders Morris Harris Group Inc.	1,369	5,339
SLM Corp.(a)	3,554	17,592
Stifel Financial Corp.(a)	1,770	76,659

Student Loan Corp. (The)	258	11,208
SWS Group Inc.	1,707	26,510
Thomas Weisel Partners Group Inc.(a)	1,580	5,656
U.S. Global Investors Inc. Class A	129	628
Virtus Investment Partners Inc.(a)	370	2,409
Westwood Holdings Group Inc.	56	2,189

		15,032,212
ELECTRIC – 6.23%
ALLETE Inc.	1,925	51,378
Alliant Energy Corp.	7,599	187,619
Ameren Corp.	14,299	331,594
American Electric Power Co. Inc.	27,179	686,542
Avista Corp.	3,540	48,781
Black Hills Corp.	2,569	45,959
CenterPoint Energy Inc.	8,662	90,345
Central Vermont Public Service Corp.	763	13,200
CH Energy Group Inc.	1,120	52,528
Cleco Corp.	4,005	86,868
CMS Energy Corp.	15,511	183,650
Consolidated Edison Inc.	18,453	730,923
Constellation Energy Group Inc.	1,179	24,358
Dominion Resources Inc.	39,104	1,211,833
DPL Inc.(b)	7,031	158,479
DTE Energy Co.	11,152	308,910
Duke Energy Corp.	85,912	1,230,260
Dynegy Inc. Class A(a)	33,034	46,578
Edison International	22,055	635,405
El Paso Electric Co.(a)	2,985	42,059
Empire District Electric Co. (The)	2,213	31,956
EnerNOC Inc.(a)(b)	572	8,317
Entergy Corp.	3,780	257,380
Exelon Corp.	22,194	1,007,386
FirstEnergy Corp.	20,630	796,318
FPL Group Inc.	27,712	1,405,830
Great Plains Energy Inc.	7,954	107,140
Hawaiian Electric Industries Inc.	6,037	82,948
IDACORP Inc.	3,015	70,430
Integrys Energy Group Inc.	5,150	134,106
MDU Resources Group Inc.	12,361	199,507
MGE Energy Inc.	1,555	48,780
Mirant Corp.(a)	3,851	43,901
Northeast Utilities	11,867	256,209
NorthWestern Corp.	2,419	51,960
NRG Energy Inc.(a)(b)	9,977	175,595
NSTAR	7,300	232,724
NV Energy Inc.	11,469	107,694
OGE Energy Corp.	6,191	147,470
Otter Tail Corp.	2,387	52,633
Pepco Holdings Inc.	14,859	185,440
PG&E Corp.	24,175	923,968

Pike Electric Corp.(a)	763	7,058
Pinnacle West Capital Corp.	6,753	179,360
PNM Resources Inc.	5,829	48,148
Portland General Electric Co.	5,098	89,674
Progress Energy Inc.	18,874	684,371
Reliant Energy Inc.(a)	23,387	74,605
SCANA Corp.	7,931	244,989
Southern Co.	52,062	1,594,138
Synthesis Energy Systems Inc.(a)	536	354
TECO Energy Inc.	14,191	158,230
UIL Holdings Corp.	1,673	37,341
UniSource Energy Corp.	2,289	64,527
Westar Energy Inc.	7,222	126,602
Wisconsin Energy Corp.	7,924	326,231
Xcel Energy Inc.	30,790	573,618

		16,704,207
ELECTRICAL COMPONENTS & EQUIPMENT – 0.11%
Advanced Energy Industries Inc.(a)	1,732	13,042
Belden Inc.	2,237	27,985
China BAK Battery Inc.(a)	460	787
Coleman Cable Inc.(a)	157	334
Encore Wire Corp.	1,218	26,102
EnerSys Inc.(a)	1,251	15,162
GrafTech International Ltd.(a)	1,583	9,751
Greatbatch Inc.(a)(b)	1,528	29,567
Hubbell Inc. Class B	2,104	56,724
Insteel Industries Inc.	1,054	7,336
Littelfuse Inc.(a)	819	9,001
Medis Technologies Ltd.(a)	88	39
Molex Inc.	6,484	89,090
Powell Industries Inc.(a)	56	1,977
Power-One Inc.(a)(b)	5,180	4,558
Valence Technology Inc.(a)(b)	774	1,649

		293,104
ELECTRONICS – 0.74%
Arrow Electronics Inc.(a)	7,686	146,495
Avnet Inc.(a)	5,866	102,714
AVX Corp.	2,985	27,104
Badger Meter Inc.	56	1,618
Bel Fuse Inc. Class B	662	8,897
Benchmark Electronics Inc.(a)	3,706	41,507
Brady Corp. Class A	3,354	59,131
Checkpoint Systems Inc.(a)	2,682	24,058
Cogent Inc.(a)	1,155	13,744
Coherent Inc.(a)	1,559	26,893
CTS Corp.	2,146	7,747
Cubic Corp.	1,047	26,521
Cymer Inc.(a)(b)	1,532	34,102
Electro Scientific Industries Inc.(a)	1,810	10,715

FEI Co.(a)	2,435	37,572
ICx Technologies Inc.(a)(b)	224	907
Jabil Circuit Inc.	7,227	40,182
L-1 Identity Solutions Inc.(a)	4,462	22,801
LaBarge Inc.(a)	73	611
Measurement Specialties Inc.(a)	974	3,984
Methode Electronics Inc.	2,695	9,648
Multi-Fineline Electronix Inc.(a)	64	1,078
OSI Systems Inc.(a)	221	3,372
Park Electrochemical Corp.	258	4,458
PerkinElmer Inc.	4,374	55,856
Plexus Corp.(a)	323	4,464
Rogers Corp.(a)	1,167	22,033
Sanmina-SCI Corp.(a)	24,397	7,441
Sonic Solutions Inc.(a)	359	431
Stoneridge Inc.(a)	1,066	2,249
Technitrol Inc.	2,560	4,378
Thermo Fisher Scientific Inc.(a)	18,684	666,458
Thomas & Betts Corp.(a)	3,635	90,948
TTM Technologies Inc.(a)	2,379	13,798
Tyco Electronics Ltd.	32,378	357,453
Varian Inc.(a)	105	2,493
Vishay Intertechnology Inc.(a)	12,520	43,570
Watts Water Technologies Inc. Class A	1,955	38,240
Woodward Governor Co.	836	9,346
Zygo Corp.(a)	1,203	5,522

		1,980,539
ENERGY - ALTERNATE SOURCES – 0.01%
Comverge Inc.(a)	124	862
GT Solar International Inc.(a)	729	4,841
Headwaters Inc.(a)	2,459	7,721
Pacific Ethanol Inc.(a)(b)	912	301
Plug Power Inc.(a)	10,910	9,492

		23,217
ENGINEERING & CONSTRUCTION – 0.18%
AECOM Technology Corp.(a)	873	22,768
Dycom Industries Inc.(a)	2,682	15,529
EMCOR Group Inc.(a)	2,783	47,784
Granite Construction Inc.	2,311	86,616
Insituform Technologies Inc. Class A(a)	2,555	39,960
KBR Inc.	2,146	29,636
Layne Christensen Co.(a)	991	15,925
Perini Corp.(a)	2,149	26,433
Sterling Construction Co. Inc.(a)	258	4,603
URS Corp.(a)	4,665	188,513

		477,767
ENTERTAINMENT – 0.13%
Ascent Media Corp. Class A(a)	1,043	26,075

Bluegreen Corp.(a)	769	1,338
Churchill Downs Inc.	687	20,651
Cinemark Holdings Inc.	1,493	14,019
Great Wolf Resorts Inc.(a)	2,253	5,249
International Speedway Corp. Class A	2,177	48,025
Isle of Capri Casinos Inc.(a)	1,066	5,639
Macrovision Solutions Corp.(a)	5,091	90,569
Pinnacle Entertainment Inc.(a)	3,983	28,040
Regal Entertainment Group Class A	5,317	71,301
Six Flags Inc.(a)(b)	5,207	1,406
Speedway Motorsports Inc.	1,042	12,316
Steinway Musical Instruments Inc.(a)	391	4,680
Vail Resorts Inc.(a)	121	2,472
Warner Music Group Corp.(a)	2,771	6,512

		338,292
ENVIRONMENTAL CONTROL – 0.32%
Casella Waste Systems Inc. Class A(a)	492	841
Energy Recovery Inc.(a)(b)	362	2,751
Mine Safety Appliances Co.	1,433	28,689
Nalco Holding Co.	683	8,927
Republic Services Inc.	12,349	211,785
Waste Management Inc.	23,783	608,845
Waste Services Inc.(a)	1,437	6,150

		867,988
FOOD – 3.09%
American Dairy Inc.(a)(b)	157	2,655
Arden Group Inc. Class A	6	701
B&G Foods Inc. Class A	1,348	7,010
Cal-Maine Foods Inc.	60	1,343
Campbell Soup Co.	7,016	191,958
Chiquita Brands International Inc.(a)	3,106	20,593
ConAgra Foods Inc.	30,829	520,085
Corn Products International Inc.	5,000	106,000
Dean Foods Co.(a)	2,010	36,341
Del Monte Foods Co.	13,149	95,856
Flowers Foods Inc.	2,060	48,369
Fresh Del Monte Produce Inc.(a)	2,790	45,812
General Mills Inc.	20,743	1,034,661
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,571	8,342
H.J. Heinz Co.	9,586	316,913
Hain Celestial Group Inc.(a)	2,408	34,290
Hershey Co. (The)	5,245	182,264
Hormel Foods Corp.	4,892	155,125
Imperial Sugar Co.	1,165	8,376
Ingles Markets Inc. Class A	847	12,646
J&J Snack Foods Corp.	953	32,964
J.M. Smucker Co. (The)	6,498	242,180
Kellogg Co.	7,218	264,395
Kraft Foods Inc. Class A	99,638	2,220,931

Kroger Co. (The)	24,954	529,524
Lance Inc.	1,575	32,791
M&F Worldwide Corp.(a)	804	9,415
McCormick & Co. Inc. NVS	4,844	143,237
Nash Finch Co.(b)	864	24,270
Ralcorp Holdings Inc.(a)	3,473	187,125
Ruddick Corp.	2,660	59,717
Safeway Inc.	29,651	598,654
Sanderson Farms Inc.	1,141	42,845
Sara Lee Corp.	48,177	389,270
Seaboard Corp.	22	22,220
Smart Balance Inc.(a)	953	5,756
Smithfield Foods Inc.(a)	7,784	73,637
Spartan Stores Inc.	1,298	20,002
SUPERVALU Inc.	14,369	205,189
Tootsie Roll Industries Inc.(b)	1,099	23,870
TreeHouse Foods Inc.(a)	2,080	59,883
Tyson Foods Inc. Class A	17,916	168,231
United Natural Foods Inc.(a)	1,975	37,466
Village Super Market Inc. Class A	455	14,182
Weis Markets Inc.	763	23,684
Winn-Dixie Stores Inc.(a)	1,524	14,569

		8,275,347
FOREST PRODUCTS & PAPER – 0.50%
AbitibiBowater Inc.(a)(b)	3,477	1,912
Boise Inc.(a)	3,071	1,873
Buckeye Technologies Inc.(a)	2,803	5,970
Clearwater Paper Corp.(a)	473	3,798
Domtar Corp.(a)	32,757	31,119
International Paper Co.	28,919	203,590
KapStone Paper and Packaging Corp.(a)	1,192	2,932
Louisiana-Pacific Corp.	6,895	15,376
MeadWestvaco Corp.	11,790	141,362
Mercer International Inc.(a)	2,354	1,554
Neenah Paper Inc.	965	3,503
P.H. Glatfelter Co.	2,942	18,358
Plum Creek Timber Co. Inc.	7,870	228,781
Potlatch Corp.	1,672	38,774
Rayonier Inc.	4,758	143,787
Rock-Tenn Co. Class A	1,579	42,712
Schweitzer-Mauduit International Inc.	1,167	21,543
Temple-Inland Inc.	7,090	38,073
Verso Paper Corp.	940	602
Wausau Paper Corp.	2,980	15,675
Weyerhaeuser Co.	14,311	394,554

		1,355,848
GAS – 0.92%
AGL Resources Inc.	5,255	139,415
Atmos Energy Corp.	6,075	140,454

Chesapeake Utilities Corp.	460	14,021
Energen Corp.	3,881	113,054
Laclede Group Inc. (The)	1,470	57,301
New Jersey Resources Corp.	2,921	99,256
Nicor Inc.	3,004	99,823
NiSource Inc.	18,588	182,162
Northwest Natural Gas Co.	1,773	76,984
Piedmont Natural Gas Co.	4,911	127,146
Sempra Energy	16,944	783,491
South Jersey Industries Inc.	1,975	69,125
Southern Union Co.	7,436	113,176
Southwest Gas Corp.	2,914	61,398
UGI Corp.	7,365	173,888
Vectren Corp.	5,436	114,645
WGL Holdings Inc.	3,437	112,734

		2,478,073
HAND & MACHINE TOOLS – 0.23%
Baldor Electric Co.	3,086	44,716
Black & Decker Corp. (The)	4,096	129,270
Franklin Electric Co. Inc.	596	13,189
Kennametal Inc.	4,044	65,553
Lincoln Electric Holdings Inc.	906	28,711
Raser Technologies Inc.(a)(b)	1,245	5,217
Regal Beloit Corp.	2,152	65,937
Snap-On Inc.	3,857	96,811
Stanley Works (The)	5,374	156,491
Thermadyne Holdings Corp.(a)	697	1,478

		607,373
HEALTH CARE - PRODUCTS – 3.74%
AngioDynamics Inc.(a)	864	9,711
Beckman Coulter Inc.	841	42,899
Boston Scientific Corp.(a)	94,686	752,754
Caliper Life Sciences Inc.(a)	3,175	3,143
Cantel Medical Corp.(a)	864	11,120
Cardiac Science Corp.(a)	1,293	3,892
CONMED Corp.(a)	1,773	25,549
Cooper Companies Inc. (The)	2,994	79,161
Covidien Ltd.	33,801	1,123,545
ev3 Inc.(a)	3,778	26,824
Hanger Orthopedic Group Inc.(a)	2,100	27,825
Henry Schein Inc.(a)	441	17,644
Hill-Rom Holdings Inc.	3,591	35,515
Hologic Inc.(a)	8,543	111,828
ICU Medical Inc.(a)	457	14,679
Invacare Corp.	1,751	28,069
Inverness Medical Innovations Inc.(a)	2,565	68,306
Johnson & Johnson	140,801	7,406,133
Medical Action Industries Inc.(a)	611	5,065
NxStage Medical Inc.(a)(b)	561	1,447

OraSure Technologies Inc.(a)	207	524
Orthofix International NV(a)	763	14,131
Palomar Medical Technologies Inc.(a)	1,219	8,850
Sirona Dental Systems Inc.(a)	56	802
Symmetry Medical Inc.(a)	1,672	10,550
TomoTherapy Inc.(a)	108	286
Vital Images Inc.(a)	569	6,413
Zimmer Holdings Inc.(a)	5,175	188,887

		10,025,552
HEALTH CARE - SERVICES – 1.44%
Aetna Inc.	10,972	266,949
Alliance Healthcare Services Inc.(a)	194	1,319
AMERIGROUP Corp.(a)	3,591	98,896
AmSurg Corp.(a)	2,059	32,635
Assisted Living Concepts Inc. Class A(a)	334	4,529
Brookdale Senior Living Inc.	2,425	12,246
Capital Senior Living Corp.(a)	1,256	3,065
Centene Corp.(a)	2,666	48,041
Community Health Systems Inc.(a)	4,982	76,424
Coventry Health Care Inc.(a)	8,223	106,406
DaVita Inc.(a)	1,167	51,290
Ensign Group Inc. (The)	581	8,982
Five Star Quality Care Inc.(a)	1,994	2,074
Gentiva Health Services Inc.(a)	965	14,668
Health Management Associates Inc. Class A(a)	5,493	14,172
Health Net Inc.(a)	6,823	98,797
HealthSouth Corp.(a)	5,914	52,516
Humana Inc.(a)	5,000	130,400
IPC The Hospitalist Co. Inc.(a)	29	552
Kindred Healthcare Inc.(a)	1,892	28,285
LifePoint Hospitals Inc.(a)	3,611	75,325
Lincare Holdings Inc.(a)	442	9,636
Magellan Health Services Inc.(a)	2,690	98,024
MedCath Corp.(a)	1,066	7,750
Mednax Inc.(a)	460	13,556
Molina Healthcare Inc.(a)	1,002	19,058
National Healthcare Corp.	79	3,172
NightHawk Radiology Holdings Inc.(a)	1,533	4,139
Odyssey Healthcare Inc.(a)	1,793	17,392
Quest Diagnostics Inc.	1,972	93,631
RadNet Inc.(a)	126	156
RehabCare Group Inc.(a)	1,286	22,428
Res-Care Inc.(a)	1,786	26,004
Skilled Healthcare Group Inc. Class A(a)	1,187	9,745
Sunrise Senior Living Inc.(a)	261	177
Tenet Healthcare Corp.(a)	13,881	16,102
Triple-S Management Corp. Class B(a)	953	11,741
UnitedHealth Group Inc.	52,457	1,097,925
Universal Health Services Inc. Class B	3,272	125,448
WellPoint Inc.(a)	30,450	1,156,187

		3,859,842

HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.(a)	11,915	177,414
Resource America Inc. Class A	952	3,798

		181,212
HOME BUILDERS – 0.38%
AMREP Corp.(a)	81	1,272
Beazer Homes USA Inc.(a)	2,884	2,913
Brookfield Homes Corp.(b)	847	2,922
Cavco Industries Inc.(a)	97	2,289
Centex Corp.	8,583	64,372
Champion Enterprises Inc.(a)	2,670	1,282
D.R. Horton Inc.	21,703	210,519
Hovnanian Enterprises Inc. Class A(a)(b)	3,280	5,117
KB Home	5,384	70,961
Lennar Corp. Class A	9,096	68,311
M.D.C. Holdings Inc.	2,278	70,937
M/I Homes Inc.	882	6,165
Meritage Homes Corp.(a)(b)	2,276	25,992
NVR Inc.(a)	280	119,770
Palm Harbor Homes Inc.(a)(b)	733	1,635
Pulte Homes Inc.	10,848	118,569
Ryland Group Inc.	2,744	45,715
Skyline Corp.	510	9,695
Standard-Pacific Corp.(a)	6,515	5,733
Thor Industries Inc.(b)	1,672	26,117
Toll Brothers Inc.(a)	8,778	159,408

		1,019,694
HOME FURNISHINGS – 0.09%
American Woodmark Corp.(b)	157	2,757
Audiovox Corp. Class A(a)	1,238	4,246
Ethan Allen Interiors Inc.	1,699	19,131
Furniture Brands International Inc.	2,771	4,073
Harman International Industries Inc.	980	13,259
Hooker Furniture Corp.	578	4,878
Kimball International Inc. Class B	2,132	13,986
La-Z-Boy Inc.	3,288	4,110
Sealy Corp.(a)(b)	2,955	4,403
Tempur-Pedic International Inc.	1,899	13,863
Universal Electronics Inc.(a)	61	1,104
Whirlpool Corp.	5,090	150,613

		236,423
HOUSEHOLD PRODUCTS & WARES – 0.65%
ACCO Brands Corp.(a)	3,607	3,535
American Greetings Corp. Class A	2,901	14,679
Avery Dennison Corp.	7,133	159,351
Blyth Inc.	419	10,948

Central Garden & Pet Co. Class A(a)	4,155	31,246
Clorox Co. (The)	6,421	330,553
CSS Industries Inc.	565	9,605
Ennis Inc.	1,874	16,604
Fortune Brands Inc.	10,514	258,119
Helen of Troy Ltd.(a)	1,924	26,455
Jarden Corp.(a)	4,531	57,408
Kimberly-Clark Corp.	16,680	769,115
Prestige Brands Holdings Inc.(a)	2,493	12,914
Russ Berrie and Co. Inc.(a)	1,225	1,617
Scotts Miracle-Gro Co. (The) Class A	613	21,271
Standard Register Co. (The)	485	2,221
WD-40 Co.	614	14,822

		1,740,463
HOUSEWARES – 0.05%
Libbey Inc.	157	144
National Presto Industries Inc.	258	15,741
Newell Rubbermaid Inc.	18,935	120,805

		136,690
INSURANCE – 5.44%
Alleghany Corp.(a)	361	97,770
Allied World Assurance Holdings Ltd.	3,383	128,655
Allstate Corp. (The)	37,278	713,874
Ambac Financial Group Inc.(b)	19,616	15,300
American Equity Investment Life Holding Co.	3,546	14,751
American Financial Group Inc.	5,249	84,246
American International Group Inc.	156,216	156,216
American National Insurance Co.	1,066	55,869
American Physicians Capital Inc.	561	22,956
American Safety Insurance Holdings Ltd.(a)	708	8,149
Amerisafe Inc.(a)	1,417	21,708
AmTrust Financial Services Inc.	991	9,464
Aon Corp.	18,793	767,130
Arch Capital Group Ltd.(a)	3,101	167,020
Argo Group International Holdings Ltd.(a)	1,341	40,404
Arthur J. Gallagher & Co.	6,219	105,723
Aspen Insurance Holdings Ltd.	5,905	132,626
Assurant Inc.	7,965	173,478
Assured Guaranty Ltd.(b)	3,717	25,164
Axis Capital Holdings Ltd.	7,106	160,169
Baldwin & Lyons Inc. Class B	582	11,011
Brown & Brown Inc.	5,885	111,285
Chubb Corp.	24,730	1,046,574
CIGNA Corp.	16,540	290,939
Cincinnati Financial Corp.	9,997	228,631
Citizens Inc.(a)(b)	3,041	22,108
CNA Financial Corp.	1,788	16,378
CNA Surety Corp.(a)	1,218	22,460
Conseco Inc.(a)	12,318	11,333

Crawford & Co. Class B(a)	1,529	10,275
Delphi Financial Group Inc. Class A	2,764	37,203
Donegal Group Inc. Class A	758	11,650
EMC Insurance Group Inc.	460	9,692
Employers Holdings Inc.	3,108	29,650
Endurance Specialty Holdings Ltd.	3,376	84,197
Enstar Group Ltd.(a)	157	8,842
Erie Indemnity Co. Class A	1,975	67,505
Everest Re Group Ltd.	4,178	295,802
FBL Financial Group Inc. Class A	779	3,233
Fidelity National Financial Inc.	14,612	285,080
First Acceptance Corp.(a)	1,268	3,069
First American Corp.	6,218	164,839
First Mercury Financial Corp.(a)	807	11,653
Flagstone Reinsurance Holdings Ltd.	2,006	15,627
FPIC Insurance Group Inc.(a)	583	21,588
Genworth Financial Inc. Class A	29,214	55,507
Greenlight Capital Re Ltd. Class A(a)	1,922	30,694
Hallmark Financial Services Inc.(a)	346	2,398
Hanover Insurance Group Inc. (The)	3,454	99,544
Harleysville Group Inc.	864	27,484
Hartford Financial Services Group Inc. (The)	21,261	166,899
HCC Insurance Holdings Inc.	7,796	196,381
Horace Mann Educators Corp.	2,706	22,649
Independence Holding Co.	460	2,305
Infinity Property and Casualty Corp.	978	33,184
IPC Holdings Ltd.	3,796	102,644
Kansas City Life Insurance Co.	347	12,440
Life Partners Holdings Inc.(b)	71	1,211
Lincoln National Corp.	17,520	117,209
Loews Corp.	21,242	469,448
Maiden Holdings Ltd.	3,288	14,697
Markel Corp.(a)	669	189,916
Marsh & McLennan Companies Inc.	34,626	701,176
Max Capital Group Ltd.	3,773	65,047
MBIA Inc.(a)	11,104	50,856
Meadowbrook Insurance Group Inc.	3,851	23,491
Mercury General Corp.	1,773	52,658
MetLife Inc.	34,161	777,846
MGIC Investment Corp.(b)	8,338	11,840
Montpelier Re Holdings Ltd.	6,220	80,611
National Interstate Corp.	542	9,165
National Western Life Insurance Co. Class A	152	17,176
Navigators Group Inc. (The)(a)	867	40,905
NYMAGIC Inc.	220	2,684
Odyssey Re Holdings Corp.	1,496	56,743
Old Republic International Corp.	15,546	168,208
OneBeacon Insurance Group Ltd.	1,612	15,572
PartnerRe Ltd.	3,716	230,652
Phoenix Companies Inc. (The)	7,735	9,050
Platinum Underwriters Holdings Ltd.	3,607	102,295

PMA Capital Corp. Class A(a)	2,401	10,012
PMI Group Inc. (The)	6,063	3,759
Presidential Life Corp.	1,595	12,425
Primus Guaranty Ltd.(a)	1,038	1,630
Principal Financial Group Inc.	17,849	146,005
ProAssurance Corp.(a)	2,148	100,140
Progressive Corp. (The)(a)	46,104	619,638
Protective Life Corp.	4,661	24,470
Prudential Financial Inc.	24,457	465,172
Radian Group Inc.	5,902	10,742
Reinsurance Group of America Inc.	4,612	149,383
RenaissanceRe Holdings Ltd.	4,129	204,138
RLI Corp.	1,253	62,901
Safety Insurance Group Inc.	1,066	33,131
SeaBright Insurance Holdings Inc.(a)	1,538	16,087
Selective Insurance Group Inc.	3,562	43,314
StanCorp Financial Group Inc.	3,275	74,604
State Auto Financial Corp.	888	15,629
Stewart Information Services Corp.	1,068	20,826
Torchmark Corp.	5,750	150,822
Tower Group Inc.	1,052	25,911
Transatlantic Holdings Inc.	1,369	48,832
Travelers Companies Inc. (The)	41,031	1,667,500
United America Indemnity Ltd. Class A(a)	1,355	5,447
United Fire & Casualty Co.	1,502	32,984
Unitrin Inc.	2,752	38,473
Universal American Corp.(a)	2,792	23,648
Unum Group	23,316	291,450
Validus Holdings Ltd.	4,482	106,134
W.R. Berkley Corp.	9,135	205,994
Wesco Financial Corp.	89	24,564
White Mountains Insurance Group Ltd.	502	86,299
XL Capital Ltd. Class A	22,178	121,092
Zenith National Insurance Corp.	2,468	59,503

		14,584,540
INTERNET – 0.57%
Ariba Inc.(a)	805	7,028
Avocent Corp.(a)	3,033	36,821
DealerTrack Holdings Inc.(a)	751	9,838
Expedia Inc.(a)	14,330	130,116
HLTH Corp.(a)	5,000	51,750
HSW International Inc.(a)	439	72
i2 Technologies Inc.(a)(b)	1,152	9,101
IAC/InterActiveCorp.(a)	5,354	81,541
iBasis Inc.(a)	2,090	1,400
InfoSpace Inc.(a)	1,178	6,126
Internap Network Services Corp.(a)	1,672	4,498
Internet Brands Inc. Class A(a)	864	5,072
Internet Capital Group Inc.(a)	987	3,978
Keynote Systems Inc.(a)	765	6,066

Liberty Media Corp. - Liberty Interactive Group Series A(a)	39,982	115,948
McAfee Inc.(a)	1,091	36,548
ModusLink Global Solutions Inc.(a)	3,128	8,102
Orbitz Worldwide Inc.(a)	2,279	2,940
PCTEL Inc.	535	2,300
Perficient Inc.(a)	2,136	11,534
Rackspace Hosting Inc.(a)	336	2,517
RealNetworks Inc.(a)	3,609	8,409
S1 Corp.(a)	815	4,197
Safeguard Scientifics Inc.(a)	8,920	4,906
SonicWALL Inc.(a)	3,538	15,779
Sourcefire Inc.(a)	258	1,878
SupportSoft Inc.(a)	966	1,855
Symantec Corp.(a)	56,855	849,414
TheStreet.com Inc.	479	944
TIBCO Software Inc.(a)	12,442	73,035
United Online Inc.	5,175	23,080
Vignette Corp.(a)	965	6,446
Web.com Group Inc.(a)	1,423	4,724
Websense Inc.(a)	289	3,468

		1,531,431
INVESTMENT COMPANIES – 0.09%
Allied Capital Corp.(b)	12,056	19,169
American Capital Ltd.(b)	15,874	29,684
Apollo Investment Corp.	9,486	33,011
Ares Capital Corp.	6,475	31,339
BlackRock Kelso Capital Corp.	1,146	4,802
Capital Southwest Corp.	222	16,959
Fifth Street Finance Corp.	596	4,613
Gladstone Capital Corp.(b)	1,549	9,697
Gladstone Investment Corp.	1,470	5,615
Harris & Harris Group Inc.(a)	1,559	5,768
Hercules Technology Growth Capital Inc.	2,546	12,730
Kayne Anderson Energy Development Co.	750	7,005
Kohlberg Capital Corp.	1,066	3,262
MCG Capital Corp.	5,409	6,924
Medallion Financial Corp.	986	7,306
MVC Capital Inc.	1,786	15,020
NGP Capital Resources Co.	1,636	8,131
Patriots Capital Funding Inc.	1,369	2,505
PennantPark Investment Corp.	1,403	5,261
Prospect Capital Corp.	2,131	18,156

		246,957
IRON & STEEL – 0.35%
Carpenter Technology Corp.	2,799	39,522
China Precision Steel Inc.(a)(b)	1,154	1,350
Gibraltar Industries Inc.	1,853	8,746
Nucor Corp.	16,847	643,050
Olympic Steel Inc.	135	2,048

Reliance Steel & Aluminum Co.	4,197	110,507
Schnitzer Steel Industries Inc. Class A	1,256	39,426
Steel Dynamics Inc.	7,933	69,890
Sutor Technology Group Ltd.(a)	244	342
United States Steel Corp.	420	8,875
Universal Stainless & Alloy Products Inc.(a)	405	3,916

		927,672
LEISURE TIME – 0.25%
Brunswick Corp.	5,839	20,145
Callaway Golf Co.	4,500	32,310
Carnival Corp.	23,507	507,751
Harley-Davidson Inc.	1,773	23,740
Interval Leisure Group Inc.(a)	2,144	11,363
Marine Products Corp.	750	3,180
Nautilus Inc.(a)	1,458	919
Polaris Industries Inc.	258	5,532
Royal Caribbean Cruises Ltd.(b)	9,382	75,150

		680,090
LODGING – 0.06%
Ameristar Casinos Inc.	1,689	21,248
Boyd Gaming Corp.(b)	3,331	12,425
Choice Hotels International Inc.(b)	1,335	34,470
Gaylord Entertainment Co.(a)(b)	2,724	22,691
Lodgian Inc.(a)	1,381	2,900
Marcus Corp.	1,369	11,636
MGM MIRAGE(a)(b)	484	1,128
Monarch Casino & Resort Inc.(a)	480	2,477
Morgans Hotel Group Co.(a)	174	541
Orient-Express Hotels Ltd. Class A	388	1,591
Riviera Holdings Corp.(a)	359	366
Wyndham Worldwide Corp.	11,795	49,539

		161,012
MACHINERY – 0.19%
AGCO Corp.(a)	1,660	32,536
Alamo Group Inc.	415	4,424
Albany International Corp. Class A	1,987	17,982
Applied Industrial Technologies Inc.	1,963	33,116
Astec Industries Inc.(a)	89	2,334
Briggs & Stratton Corp.	3,529	58,228
Cascade Corp.	567	9,996
Columbus McKinnon Corp.(a)	1,132	9,871
Flowserve Corp.	2,151	120,714
Gardner Denver Inc.(a)	3,493	75,938
Gerber Scientific Inc.(a)	1,710	4,087
Hurco Companies Inc.(a)	434	4,613
IDEX Corp.	610	13,341
Intevac Inc.(a)	1,456	7,586
Kadant Inc.(a)	965	11,117

NACCO Industries Inc.	381	10,356
Park-Ohio Holdings Corp.(a)	579	1,888
Robbins & Myers Inc.	778	11,802
Sauer-Danfoss Inc.	67	163
Tecumseh Products Co. Class A(a)	1,152	5,207
Tennant Co.	71	665
Terex Corp.(a)	6,440	59,570
Twin Disc Inc.	522	3,612
Wabtec Corp.	428	11,291
Zebra Technologies Corp. Class A(a)	282	5,364

		515,801
MANUFACTURING – 3.80%
A.O. Smith Corp.	1,357	34,169
Actuant Corp. Class A	343	3,543
Acuity Brands Inc.	359	8,092
American Railcar Industries Inc.	142	1,083
Ameron International Corp.	474	24,961
AptarGroup Inc.	3,696	115,093
AZZ Inc.(a)	475	12,535
Blount International Inc.(a)	2,479	11,453
Carlisle Companies Inc.	3,625	71,159
Ceradyne Inc.(a)	1,773	32,144
CLARCOR Inc.	1,280	32,243
Cooper Industries Ltd. Class A	2,783	71,968
Crane Co.	3,389	57,206
Danaher Corp.	5,194	281,619
Dover Corp.	1,571	41,443
Eastman Kodak Co.	18,231	69,278
Eaton Corp.	6,065	223,556
EnPro Industries Inc.(a)	1,180	20,178
Federal Signal Corp.	3,104	16,358
FreightCar America Inc.	712	12,481
General Electric Co.	713,322	7,211,685
GenTek Inc.(a)	139	2,431
Griffon Corp.(a)	3,687	27,652
Illinois Tool Works Inc.	30,116	929,079
Ingersoll-Rand Co. Ltd. Class A	17,672	243,874
ITT Corp.	3,053	117,449
Koppers Holdings Inc.	1,301	18,891
Leggett & Platt Inc.	10,540	136,915
LSB Industries Inc.(a)	390	3,857
Lydall Inc.(a)	1,105	3,282
Matthews International Corp. Class A	115	3,313
Myers Industries Inc.	811	4,980
Pentair Inc.	6,813	147,638
Reddy Ice Holdings Inc.	1,224	1,799
Standex International Corp.	911	8,381
Teleflex Inc.	2,741	107,146
Tredegar Corp.	1,625	26,536
Trinity Industries Inc.	5,409	49,438

		10,184,908

MEDIA – 2.93%
A.H. Belo Corp. Class A	1,268	1,243
Belo Corp. Class A	5,566	3,395
Cablevision Systems Corp.	15,230	197,076
CBS Corp. Class B	40,504	155,535
Charter Communications Inc. Class A(a)(b)	16,975	353
CKX Inc.(a)	1,486	6,093
Comcast Corp. Class A	134,631	1,836,367
Courier Corp.	694	10,528
Cox Radio Inc. Class A(a)(b)	1,709	7,007
Crown Media Holdings Inc. Class A(a)(b)	548	1,118
Cumulus Media Inc. Class A(a)	2,548	2,573
DG FastChannel Inc.(a)	112	2,102
Discovery Communications Inc. Class C(a)	18,922	277,207
E.W. Scripps Co. (The) Class A	1,850	2,497
Entercom Communications Corp.	1,693	1,862
Entravision Communications Corp.(a)	1,544	401
Fisher Communications Inc.	460	4,490
Gannett Co. Inc.	15,253	33,557
Gray Television Inc.	3,086	988
Hearst-Argyle Television Inc.	1,571	6,535
Journal Communications Inc. Class A	3,054	2,290
Lee Enterprises Inc.(b)	3,389	949
Liberty Global Inc. Series A(a)	9,798	142,659
Liberty Media Corp. - Liberty Capital Group Series A(a)	6,398	44,658
Lin TV Corp. Class A(a)	1,985	2,223
McClatchy Co. (The) Class A(b)	3,995	1,958
McGraw-Hill Companies Inc. (The)	10,995	251,456
Media General Inc. Class A(b)	1,636	3,141
Mediacom Communications Corp. Class A(a)	2,625	10,579
Meredith Corp.(b)	2,631	43,780
New York Times Co. (The) Class A(b)	9,591	43,351
News Corp. Class A	94,075	622,776
Outdoor Channel Holdings Inc.(a)	1,066	7,270
Playboy Enterprises Inc. Class B(a)	620	1,221
PRIMEDIA Inc.	1,672	4,130
RHI Entertainment Inc.(a)	844	1,283
Scholastic Corp.	1,602	24,142
Scripps Networks Interactive Inc. Class A	5,822	131,053
Sinclair Broadcast Group Inc. Class A	2,508	2,583
Time Warner Cable Inc.	11,981	297,129
Time Warner Inc.	72,002	1,389,639
Viacom Inc. Class B(a)	2,278	39,592
Walt Disney Co. (The)	114,180	2,073,509
Washington Post Co. (The) Class B	425	151,767

		7,844,065
METAL FABRICATE & HARDWARE – 0.13%
A.M. Castle & Co.	1,098	9,794

Ampco-Pittsburgh Corp.	169	2,241
CIRCOR International Inc.	145	3,265
Commercial Metals Co.	7,619	87,999
Haynes International Inc.(a)	593	10,567
L.B. Foster Co. Class A(a)	743	18,449
Ladish Co. Inc.(a)	982	7,129
Lawson Products Inc.	313	3,809
Mueller Industries Inc.	2,293	49,735
Mueller Water Products Inc. Class A	7,792	25,714
NN Inc.	185	233
Northwest Pipe Co.(a)	663	18,876
Timken Co. (The)	5,223	72,913
TriMas Corp.(a)	982	1,718
Worthington Industries Inc.	3,514	30,607

		343,049
MINING – 0.70%
Alcoa Inc.	14,719	108,037
Allied Nevada Gold Corp.(a)	359	2,100
AMCOL International Corp.	1,142	16,947
Brush Engineered Materials Inc.(a)	1,369	18,988
Century Aluminum Co.(a)	1,170	2,469
Coeur d’Alene Mines Corp.(a)	42,364	39,822
Compass Minerals International Inc.	1,036	58,399
Freeport-McMoRan Copper & Gold Inc.	27,823	1,060,335
General Moly Inc.(a)(b)	776	823
Hecla Mining Co.(a)(b)	14,776	29,552
Horsehead Holding Corp.(a)	2,331	12,820
Kaiser Aluminum Corp.	1,066	24,646
Royal Gold Inc.	1,959	91,603
RTI International Metals Inc.(a)	1,539	18,006
Stillwater Mining Co.(a)	1,903	7,041
Titanium Metals Corp.	4,665	25,518
United States Lime & Minerals Inc.(a)	56	1,532
Uranium Resources Inc.(a)	743	349
USEC Inc.(a)	5,146	24,701
Vulcan Materials Co.	7,469	330,802

		1,874,490
OFFICE & BUSINESS EQUIPMENT – 0.12%
Pitney Bowes Inc.	1,334	31,149
Xerox Corp.	61,376	279,261

		310,410
OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	1,686	17,973
HNI Corp.(b)	2,702	28,101
Knoll Inc.	336	2,060
Steelcase Inc. Class A	4,135	20,716

		68,850

OIL & GAS – 15.70%
Alon USA Energy Inc.(b)	725	9,932
American Oil & Gas Inc.(a)	1,861	1,433
Anadarko Petroleum Corp.	31,799	1,236,663
Apache Corp.	22,641	1,451,062
Berry Petroleum Co. Class A	1,050	11,508
Bill Barrett Corp.(a)	1,309	29,112
BMB Munai Inc.(a)	2,266	1,314
Brigham Exploration Co.(a)	3,019	5,736
Bronco Drilling Co. Inc.(a)	1,657	8,716
Cabot Oil & Gas Corp.	3,805	89,684
Callon Petroleum Co.(a)	1,340	1,461
Cheniere Energy Inc.(a)	726	3,093
Chesapeake Energy Corp.	24,796	423,020
Chevron Corp.	140,195	9,426,712
Cimarex Energy Co.	5,685	104,490
ConocoPhillips	104,498	4,092,142
Delek US Holdings Inc.	916	9,490
Devon Energy Corp.	30,286	1,353,481
Encore Acquisition Co.(a)	2,668	62,084
Energy XXI (Bermuda) Ltd.	7,548	2,831
ENSCO International Inc.	650	17,160
EOG Resources Inc.	4,165	228,075
EXCO Resources Inc.(a)	617	6,170
Exxon Mobil Corp.	274,854	18,717,557
Forest Oil Corp.(a)	6,515	85,672
GeoMet Inc.(a)	1,335	774
GMX Resources Inc.(a)	744	4,836
Gulfport Energy Corp.(a)	1,179	2,735
Harvest Natural Resources Inc.(a)	2,569	8,709
Helmerich & Payne Inc.	7,046	160,437
Marathon Oil Corp.	48,094	1,264,391
Mariner Energy Inc.(a)	1,572	12,183
Meridian Resource Corp. (The)(a)	4,757	999
Nabors Industries Ltd.(a)	16,224	162,078
Newfield Exploration Co.(a)	8,894	201,894
Noble Energy Inc.	10,897	587,130
Oilsands Quest Inc.(a)(b)	10,952	7,885
Parker Drilling Co.(a)	6,202	11,412
Patterson-UTI Energy Inc.	3,935	35,258
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	1,110	21,345
PetroQuest Energy Inc.(a)	1,470	3,528
Pioneer Drilling Co.(a)	2,887	9,469
Pioneer Natural Resources Co.	8,035	132,336
Plains Exploration & Production Co.(a)	638	10,993
Pride International Inc.(a)	3,187	57,302
Quest Resource Corp.(a)	97	30
RAM Energy Resources Inc.(a)	1,203	878
Rosetta Resources Inc.(a)	3,430	16,978
Rowan Companies Inc.	4,892	58,557

St. Mary Land & Exploration Co.	2,405	31,818
Stone Energy Corp.(a)	1,894	6,307
Sunoco Inc.	3,305	87,516
Swift Energy Co.(a)	2,041	14,899
Tesoro Corp.	6,520	87,824
Toreador Resources Corp.	1,111	2,789
TXCO Resources Inc.(a)(b)	2,342	965
Unit Corp.(a)	763	15,962
VAALCO Energy Inc.(a)	2,989	15,812
Valero Energy Corp.	35,737	639,692
Western Refining Inc.	1,985	23,701
XTO Energy Inc.	33,350	1,021,177

		42,099,197
OIL & GAS SERVICES – 0.25%
Allis-Chalmers Energy Inc.(a)	1,862	3,594
BJ Services Co.	19,762	196,632
Cal Dive International Inc.(a)	2,739	18,543
Complete Production Services Inc.(a)	3,195	9,841
Dawson Geophysical Co.(a)	169	2,282
Exterran Holdings Inc.(a)	4,399	70,472
Geokinetics Inc.(a)	157	513
Global Industries Ltd.(a)(b)	2,783	10,687
Helix Energy Solutions Group Inc.(a)	6,585	33,847
Hercules Offshore Inc.(a)	5,920	9,354
Hornbeck Offshore Services Inc.(a)	1,554	23,683
Key Energy Services Inc.(a)	6,961	20,048
Lufkin Industries Inc.	662	25,077
Newpark Resources Inc.(a)	6,002	15,185
Oil States International Inc.(a)	1,114	14,950
SEACOR Holdings Inc.(a)	1,227	71,546
Superior Well Services Inc.(a)	448	2,298
Tidewater Inc.	3,416	126,836
Trico Marine Services Inc.(a)(b)	868	1,823
Union Drilling Inc.(a)	688	2,614

		659,825
PACKAGING & CONTAINERS – 0.38%
Ball Corp.	5,615	243,691
Bemis Co. Inc.	6,717	140,855
BWAY Holding Co.(a)	124	978
Owens-Illinois Inc.(a)	8,049	116,228
Packaging Corp. of America	5,308	69,110
Pactiv Corp.(a)	8,805	128,465
Sealed Air Corp.	10,760	148,488
Silgan Holdings Inc.	864	45,395
Sonoco Products Co.	6,715	140,881

		1,034,091
PHARMACEUTICALS – 6.46%
AmerisourceBergen Corp.	9,091	296,912

BioForm Medical Inc.(a)	69	84
Bristol-Myers Squibb Co.	11,792	258,481
Cardinal Health Inc.	6,128	192,909
Cypress Bioscience Inc.(a)	462	3,285
Eli Lilly and Co.	61,324	2,048,835
Emergent BioSolutions Inc.(a)	218	2,945
Endo Pharmaceuticals Holdings Inc.(a)	763	13,490
Forest Laboratories Inc.(a)	18,937	415,857
Hospira Inc.(a)	9,215	284,375
Jazz Pharmaceuticals Inc.(a)	56	50
King Pharmaceuticals Inc.(a)	16,564	117,107
Mannatech Inc.(b)	879	2,927
MannKind Corp.(a)(b)	1,940	6,751
Mead Johnson Nutrition Co. Class A(a)	958	27,657
Merck & Co. Inc.	103,839	2,777,693
Mylan Inc.(a)(b)	17,015	228,171
Nabi Biopharmaceuticals(a)	3,692	13,660
NBTY Inc.(a)	1,799	25,330
Omega Protein Corp.(a)	1,228	3,242
Omnicare Inc.	6,811	166,801
Par Pharmaceutical Companies Inc.(a)	2,299	21,772
Pfizer Inc.	458,674	6,247,140
PharMerica Corp.(a)	2,032	33,812
Salix Pharmaceuticals Ltd.(a)	3,187	30,277
Schiff Nutrition International Inc.(a)	578	2,601
Star Scientific Inc.(a)	3,495	14,959
Valeant Pharmaceuticals International(a)	2,256	40,134
ViroPharma Inc.(a)	5,273	27,683
Watson Pharmaceuticals Inc.(a)	3,687	114,703
Wyeth	90,332	3,887,889

		17,307,532
PIPELINES – 0.52%
El Paso Corp.	37,759	235,994
National Fuel Gas Co.	5,564	170,648
ONEOK Inc.	7,064	159,858
Questar Corp.	7,276	214,133
Spectra Energy Corp.	43,059	608,854

		1,389,487
REAL ESTATE – 0.07%
Avatar Holdings Inc.(a)(b)	429	6,426
CB Richard Ellis Group Inc. Class A(a)	9,440	38,043
Consolidated-Tomoka Land Co.	127	3,772
Forestar Group Inc.(a)	2,192	16,769
FX Real Estate and Entertainment Inc.(a)	56	9
Grubb & Ellis Co.	359	226
Hilltop Holdings Inc.(a)	2,991	34,097
Jones Lang LaSalle Inc.	2,306	53,638
Meruelo Maddux Properties Inc.(a)	3,389	247
Resource Capital Corp.	1,629	4,952

St. Joe Co. (The)(a)	981	16,422
Stratus Properties Inc.(a)	347	2,099
Thomas Properties Group Inc.	1,270	1,499
United Capital Corp.(a)	124	2,139

		180,338
REAL ESTATE INVESTMENT TRUSTS – 2.48%
Acadia Realty Trust	1,162	12,329
Agree Realty Corp.	561	8,802
Alexander’s Inc.	51	8,689
Alexandria Real Estate Equities Inc.(b)	2,145	78,078
AMB Property Corp.	6,639	95,602
American Campus Communities Inc.	2,884	50,066
American Capital Agency Corp.	650	11,122
Annaly Capital Management Inc.	36,290	503,342
Anthracite Capital Inc.	3,661	1,245
Anworth Mortgage Asset Corp.	6,818	41,794
Apartment Investment and Management Co. Class A	5,485	30,058
Arbor Realty Trust Inc.(b)	1,066	768
Ashford Hospitality Trust Inc.	4,921	7,578
AvalonBay Communities Inc.	5,221	245,700
BioMed Realty Trust Inc.	5,456	36,937
Boston Properties Inc.	8,143	285,249
Brandywine Realty Trust	5,841	16,647
BRE Properties Inc. Class A	3,207	62,953
Camden Property Trust	1,298	28,011
Capital Trust Inc. Class A	1,054	1,159
CapitalSource Inc.	13,062	15,936
CapLease Inc.	3,199	6,302
Capstead Mortgage Corp.	4,341	46,622
Care Investment Trust Inc.	879	4,799
CBL & Associates Properties Inc.(b)	4,419	10,429
Cedar Shopping Centers Inc.	2,561	4,456
Chimera Investment Corp.	9,133	30,687
Cogdell Spencer Inc.	703	3,585
Colonial Properties Trust	3,187	12,142
Corporate Office Properties Trust	2,851	70,790
DCT Industrial Trust Inc.	11,457	36,319
Developers Diversified Realty Corp.	9,611	20,471
DiamondRock Hospitality Co.	6,306	25,287
Digital Realty Trust Inc.	1,739	57,700
Douglas Emmett Inc.	8,156	60,273
Duke Realty Corp.	9,781	53,796
DuPont Fabros Technology Inc.	323	2,222
EastGroup Properties Inc.	1,146	32,168
Education Realty Trust Inc.	2,064	7,203
Entertainment Properties Trust	2,213	34,877
Equity Lifestyle Properties Inc.	483	18,402
Equity One Inc.(b)	2,155	26,269
Equity Residential	18,269	335,236
Essex Property Trust Inc.	1,339	76,778

Extra Space Storage Inc.	5,725	31,545
Federal Realty Investment Trust	2,783	128,018
FelCor Lodging Trust Inc.	4,197	5,708
First Industrial Realty Trust Inc.(b)	2,962	7,257
First Potomac Realty Trust	1,787	13,134
Franklin Street Properties Corp.	3,995	49,139
General Growth Properties Inc.(b)	7,154	5,079
Getty Realty Corp.	1,167	21,414
Glimcher Realty Trust	2,520	3,528
Gramercy Capital Corp.	2,581	2,504
Hatteras Financial Corp.	1,044	26,090
HCP Inc.	15,176	270,892
Health Care REIT Inc.	6,574	201,099
Healthcare Realty Trust Inc.	3,997	59,915
Hersha Hospitality Trust	2,997	5,694
Highwoods Properties Inc.	4,100	87,822
Home Properties Inc.	1,203	36,872
Hospitality Properties Trust	6,269	75,228
Host Hotels & Resorts Inc.	35,227	138,090
HRPT Properties Trust	15,037	47,968
Inland Real Estate Corp.	2,581	18,299
Investors Real Estate Trust	3,786	37,330
iStar Financial Inc.(b)	8,961	25,180
Kilroy Realty Corp.	1,981	34,053
Kimco Realty Corp.	15,718	119,771
Kite Realty Group Trust	1,446	3,543
LaSalle Hotel Properties	2,682	15,663
Lexington Realty Trust	5,098	12,133
Liberty Property Trust	6,616	125,307
LTC Properties Inc.	1,559	27,345
Mack-Cali Realty Corp.	4,399	87,144
Maguire Properties Inc.(a)(b)	2,558	1,842
Medical Properties Trust Inc.	5,520	20,148
MFA Financial Inc.	15,225	89,523
Mid-America Apartment Communities Inc.	763	23,523
Mission West Properties Inc.	1,452	9,293
Monmouth Real Estate Investment Corp. Class A	1,321	8,732
National Health Investors Inc.	1,595	42,858
National Retail Properties Inc.(b)	5,320	84,269
Nationwide Health Properties Inc.	6,303	139,864
Newcastle Investment Corp.(b)	3,692	2,400
NorthStar Realty Finance Corp.(b)	3,876	8,992
Omega Healthcare Investors Inc.	4,854	68,344
One Liberty Properties Inc.	540	1,901
Parkway Properties Inc.	1,026	10,568
Pennsylvania Real Estate Investment Trust(b)	2,835	10,064
Post Properties Inc.	2,946	29,872
ProLogis	17,630	114,595
PS Business Parks Inc.	715	26,348
Public Storage	8,615	475,979
RAIT Financial Trust	4,029	4,915

Ramco-Gershenson Properties Trust	1,066	6,876
Realty Income Corp.(b)	7,010	131,928
Redwood Trust Inc.	4,125	63,319
Regency Centers Corp.	4,713	125,224
Saul Centers Inc.	233	5,352
Senior Housing Properties Trust	8,160	114,403
SL Green Realty Corp.(b)	3,960	42,768
Sovran Self Storage Inc.	1,470	29,518
Strategic Hotels & Resorts Inc.	4,969	3,429
Sun Communities Inc.	388	4,590
Sunstone Hotel Investors Inc.	3,865	10,165
UDR Inc.	9,848	84,791
Universal Health Realty Income Trust	741	21,659
Urstadt Biddle Properties Inc. Class A	1,347	18,077
U-Store-It Trust	3,411	6,890
Ventas Inc.	7,396	167,224
Vornado Realty Trust	9,224	306,606
Washington Real Estate Investment Trust	1,718	29,721
Weingarten Realty Investors(b)	4,965	47,267
Winthrop Realty Trust	746	5,155

		6,640,634
RETAIL – 4.38%
AFC Enterprises Inc.(a)	864	3,897
American Eagle Outfitters Inc.	3,490	42,718
America’s Car-Mart Inc.(a)	650	8,834
AnnTaylor Stores Corp.(a)	2,480	12,896
Asbury Automotive Group Inc.	2,252	9,706
AutoNation Inc.(a)(b)	7,668	106,432
Barnes & Noble Inc.(b)	2,410	51,526
Bebe Stores Inc.	1,979	13,200
Bed Bath & Beyond Inc.(a)	3,064	75,834
Big 5 Sporting Goods Corp.	1,470	8,629
BJ’s Restaurants Inc.(a)	258	3,589
BJ’s Wholesale Club Inc.(a)	3,996	127,832
Blockbuster Inc. Class A(a)(b)	12,162	8,757
Bob Evans Farms Inc.	2,076	46,544
Borders Group Inc.(a)	1,932	1,217
Brown Shoe Co. Inc.	2,822	10,583
Build-A-Bear Workshop Inc.(a)	1,107	6,719
Cabela’s Inc.(a)(b)	2,486	22,647
Cache Inc.(a)	258	743
California Pizza Kitchen Inc.(a)	347	4,539
Casey’s General Stores Inc.	3,389	90,351
Cash America International Inc.	1,082	16,944
Casual Male Retail Group Inc.(a)	2,480	1,215
Cato Corp. (The) Class A	1,643	30,034
CEC Entertainment Inc.(a)	175	4,529
Charlotte Russe Holding Inc.(a)	1,167	9,511
Charming Shoppes Inc.(a)	7,551	10,571
Chico’s FAS Inc.(a)	8,088	43,433

Children’s Place Retail Stores Inc. (The)(a)	1,571	34,389
Christopher & Banks Corp.	763	3,121
Collective Brands Inc.(a)	4,270	41,590
Conn’s Inc.(a)(b)	548	7,694
Cracker Barrel Old Country Store Inc.	470	13,461
CVS Caremark Corp.	44,668	1,227,923
Dillard’s Inc. Class A	3,815	21,746
Domino’s Pizza Inc.(a)	2,614	17,122
Dress Barn Inc.(a)	2,994	36,796
DSW Inc. Class A(a)(b)	381	3,539
Einstein Noah Restaurant Group Inc.(a)	157	915
Family Dollar Stores Inc.	8,796	293,523
Finish Line Inc. (The) Class A	1,959	12,969
First Cash Financial Services Inc.(a)	82	1,223
Foot Locker Inc.	10,334	108,300
Fred’s Inc.	2,972	33,524
Gap Inc. (The)	16,608	215,738
Genesco Inc.(a)	1,319	24,837
Group 1 Automotive Inc.	1,636	22,855
Haverty Furniture Companies Inc.	965	10,161
Home Depot Inc.	114,512	2,697,903
Hot Topic Inc.(a)	2,913	32,596
HSN Inc.(a)	2,144	11,020
Insight Enterprises Inc.(a)	3,131	9,581
J.C. Penney Co. Inc.	14,993	300,910
Jack in the Box Inc.(a)	1,478	34,423
Jo-Ann Stores Inc.(a)	1,672	27,320
Jos. A. Bank Clothiers Inc.(a)	965	26,837
Kenneth Cole Productions Inc. Class A	745	4,761
Kohl’s Corp.(a)	4,975	210,542
Landry’s Restaurants Inc.(b)	965	5,037
Limited Brands Inc.	6,152	53,522
Lowe’s Companies Inc.	94,214	1,719,406
Luby’s Inc.(a)	1,445	7,095
Macy’s Inc.	28,465	253,338
MarineMax Inc.(a)	1,203	2,358
McDonald’s Corp.	7,186	392,140
Men’s Wearhouse Inc. (The)	3,064	46,389
Movado Group Inc.	1,018	7,676
New York & Co. Inc.(a)	1,300	4,615
99 Cents Only Stores(a)	1,532	14,156
Nu Skin Enterprises Inc. Class A	1,241	13,018
O’Charley’s Inc.	1,256	3,781
Office Depot Inc.(a)	18,236	23,889
OfficeMax Inc.	5,068	15,812
O’Reilly Automotive Inc.(a)(b)	5,872	205,579
P.F. Chang’s China Bistro Inc.(a)	116	2,654
Pacific Sunwear of California Inc.(a)	4,730	7,852
Pantry Inc. (The)(a)	1,389	24,460
Papa John’s International Inc.(a)	334	7,639
PC Connection Inc.(a)	546	2,075

PC Mall Inc.(a)	139	631
Penske Automotive Group Inc.	2,714	25,322
Pep Boys - Manny, Moe & Jack (The)	3,086	13,609
Pier 1 Imports Inc.(a)	5,191	2,907
RadioShack Corp.	8,743	74,928
Red Robin Gourmet Burgers Inc.(a)	124	2,186
Regis Corp.	2,884	41,674
Retail Ventures Inc.(a)	1,833	2,786
Rex Stores Corp.(a)	590	6,325
Rite Aid Corp.(a)	33,900	12,204
Ruby Tuesday Inc.(a)	3,454	10,086
Rush Enterprises Inc. Class A(a)	2,453	21,881
Ruth’s Hospitality Group Inc.(a)	591	715
Saks Inc.(a)	9,651	18,047
Sally Beauty Holdings Inc.(a)	434	2,465
School Specialty Inc.(a)	1,246	21,917
Sears Holdings Corp.(a)(b)	3,750	171,413
Shoe Carnival Inc.(a)	492	5,092
Signet Jewelers Ltd.	5,958	68,219
Sonic Automotive Inc.	1,745	2,792
Sonic Corp.(a)	633	6,343
Stage Stores Inc.	2,442	24,615
Staples Inc.	7,058	127,820
Steak n Shake Co. (The)(a)	2,088	15,806
Stein Mart Inc.(a)	1,721	4,974
Susser Holdings Corp.(a)	523	7,029
Syms Corp.(a)	460	2,815
Systemax Inc.(a)(b)	330	4,264
Talbots Inc. (The)(b)	1,714	6,016
Target Corp.	3,902	134,190
Tractor Supply Co.(a)	561	20,230
Tuesday Morning Corp.(a)	2,205	2,800
Tween Brands Inc.(a)	359	768
Walgreen Co.	5,190	134,732
Wal-Mart Stores Inc.	29,389	1,531,167
Wendy’s/Arby’s Group Inc. Class A	3,610	18,158
Williams-Sonoma Inc.	5,364	54,069
World Fuel Services Corp.	1,916	60,603
Zale Corp.(a)(b)	2,063	4,023

		11,738,861
SAVINGS & LOANS – 0.66%
Abington Bancorp Inc.	1,635	13,538
Anchor BanCorp Wisconsin Inc.	1,447	1,953
Astoria Financial Corp.	5,611	51,565
BankFinancial Corp.	1,353	13,489
Beneficial Mutual Bancorp Inc.(a)	2,081	20,498
Berkshire Hills Bancorp Inc.	801	18,359
Brookline Bancorp Inc.	3,894	36,993
Brooklyn Federal Bancorp Inc.	232	2,559
Capitol Federal Financial	951	35,957

Clifton Savings Bancorp Inc.	872	8,720
Danvers Bancorp Inc.	662	9,142
Dime Community Bancshares Inc.	1,613	15,130
ESSA Bancorp Inc.	1,138	15,147
First Financial Holdings Inc.	871	6,663
First Financial Northwest Inc.	1,527	12,735
First Niagara Financial Group Inc.	8,018	87,396
First Place Financial Corp.	1,283	4,311
Flagstar Bancorp Inc.(a)(b)	3,288	2,466
Flushing Financial Corp.	1,571	9,457
Fox Chase Bancorp Inc.(a)	414	3,912
Guaranty Financial Group Inc.(a)(b)	6,030	6,332
Home Federal Bancorp Inc.	447	3,902
Hudson City Bancorp Inc.	22,905	267,759
Investors Bancorp Inc.(a)	2,942	24,919
Kearny Financial Corp.	1,086	11,381
Meridian Interstate Bancorp Inc.(a)	700	5,894
NASB Financial Inc.	281	7,000
New York Community Bancorp Inc.	23,281	260,049
NewAlliance Bancshares Inc.	7,237	84,962
Northwest Bancorp Inc.	1,108	18,725
OceanFirst Financial Corp.	585	5,979
Oritani Financial Corp.(a)	170	2,380
People’s United Financial Inc.	23,603	424,146
Provident Financial Services Inc.	3,995	43,186
Provident New York Bancorp	2,670	22,829
Rockville Financial Inc.	662	6,024
Roma Financial Corp.	470	6,087
TFS Financial Corp.	5,808	70,451
United Community Financial Corp.	2,032	2,459
United Financial Bancorp Inc.	1,178	15,420
ViewPoint Financial Group	56	674
Washington Federal Inc.	5,856	77,826
Waterstone Financial Inc.(a)	662	1,350
Westfield Financial Inc.	2,112	18,586
WSFS Financial Corp.	376	8,407

		1,766,717
SEMICONDUCTORS – 0.77%
Actel Corp.(a)	1,616	16,354
Advanced Micro Devices Inc.(a)	39,589	120,746
Amkor Technology Inc.(a)	6,372	17,077
Applied Micro Circuits Corp.(a)	3,187	15,489
Asyst Technologies Inc.(a)	2,923	818
Atmel Corp.(a)	10,762	39,066
Axcelis Technologies Inc.(a)	6,485	2,464
Bookham Inc.(a)	6,722	2,890
Brooks Automation Inc.(a)	4,449	20,510
CEVA Inc.(a)	359	2,614
Cirrus Logic Inc.(a)	1,421	5,343
Cohu Inc.	1,431	10,303

Cree Inc.(a)	3,505	82,473
DSP Group Inc.(a)	1,571	6,787
Emulex Corp.(a)	5,623	28,284
Entegris Inc.(a)	7,500	6,450
Entropic Communications Inc.(a)	240	178
Exar Corp.(a)	2,337	14,583
Fairchild Semiconductor International Inc. Class A(a)	8,318	31,026
FormFactor Inc.(a)	1,271	22,903
Integrated Device Technology Inc.(a)	6,291	28,624
Intel Corp.	52,721	793,451
International Rectifier Corp.(a)	3,793	51,243
Intersil Corp. Class A	5,438	62,537
IXYS Corp.	359	2,894
KLA-Tencor Corp.	731	14,620
Kopin Corp.(a)	4,107	9,528
Lam Research Corp.(a)	709	16,144
Lattice Semiconductor Corp.(a)	3,793	5,234
LSI Corp.(a)	10,288	31,276
LTX-Credence Corp.(a)	8,136	2,278
Mattson Technology Inc.(a)	3,276	2,755
Micron Technology Inc.(a)	45,707	185,570
MIPS Technologies Inc. Class A(a)	2,569	7,527
MKS Instruments Inc.(a)	3,101	45,492
Novellus Systems Inc.(a)	4,659	77,479
OmniVision Technologies Inc.(a)	2,973	19,979
Photronics Inc.(a)	3,086	2,963
PLX Technology Inc.(a)	94	204
PMC-Sierra Inc.(a)	6,003	38,299
QLogic Corp.(a)	8,260	91,851
Rudolph Technologies Inc.(a)	1,874	5,678
Semitool Inc.(a)	258	717
Semtech Corp.(a)	233	3,111
SiRF Technology Holdings Inc.(a)	4,047	9,308
Skyworks Solutions Inc.(a)	3,692	29,758
Spansion Inc. Class A(a)	8,469	1,098
Standard Microsystems Corp.(a)	668	12,425
Teradyne Inc.(a)	4,276	18,729
TriQuint Semiconductor Inc.(a)	9,510	23,490
Ultra Clean Holdings Inc.(a)	1,236	1,323
Veeco Instruments Inc.(a)	339	2,261
Zoran Corp.(a)	3,461	30,457

		2,074,661
SOFTWARE – 0.42%
Acxiom Corp.	4,084	30,222
American Software Inc. Class A	512	2,698
Avid Technology Inc.(a)	2,010	18,371
Blackbaud Inc.	258	2,995
Bottomline Technologies Inc.(a)	1,601	10,535
CA Inc.	14,072	247,808
Computer Programs and Systems Inc.	51	1,697

Compuware Corp.(a)	6,653	43,843
CSG Systems International Inc.(a)	1,153	16,465
Deltek Inc.(a)	201	870
Digi International Inc.(a)	1,597	12,249
Dun & Bradstreet Corp. (The)	1,082	83,314
Epicor Software Corp.(a)	3,962	15,095
EPIQ Systems Inc.(a)	797	14,370
Fair Isaac Corp.	3,220	45,305
Fidelity National Information Services Inc.	10,177	185,221
IMS Health Inc.	9,756	121,657
infoGROUP Inc.(a)	2,596	10,799
JDA Software Group Inc.(a)	1,616	18,665
Monotype Imaging Holdings Inc.(a)	258	965
MSC Software Corp.(a)	3,232	18,228
Novell Inc.(a)	12,917	55,026
OpenTV Corp. Class A(a)	6,116	9,235
OPNET Technologies Inc.(a)	81	702
Parametric Technology Corp.(a)	389	3,882
Progress Software Corp.(a)	258	4,479
Quest Software Inc.(a)	4,408	55,893
Schawk Inc.	965	5,829
SeaChange International Inc.(a)	2,098	12,001
Smith Micro Software Inc.(a)	359	1,878
Sybase Inc.(a)	843	25,534
SYNNEX Corp.(a)	1,199	23,584
THQ Inc.(a)	1,375	4,180
Trident Microsystems Inc.(a)	2,467	3,602
VeriFone Holdings Inc.(a)(b)	2,177	14,804

		1,122,001
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	284	3,272

		3,272
TELECOMMUNICATIONS – 7.47%
Adaptec Inc.(a)	9,016	21,638
ADC Telecommunications Inc.(a)	6,394	28,070
ADTRAN Inc.	1,648	26,714
Airvana Inc.(a)	277	1,620
Alaska Communications Systems Group Inc.	1,405	9,414
Amdocs Ltd.(a)	7,818	144,789
Anaren Inc.(a)	1,209	13,226
Anixter International Inc.(a)	1,824	57,784
Applied Signal Technology Inc.	612	12,381
ARRIS Group Inc.(a)	8,176	60,257
AT&T Inc.	402,660	10,147,032
Atlantic Tele-Network Inc.	684	13,119
Black Box Corp.	1,153	27,222
Centennial Communications Corp.(a)	662	5,468
CenturyTel Inc.	6,787	190,850
Cincinnati Bell Inc.(a)	16,216	37,297

Clearwire Corp. Class A(a)(b)	473	2,436
Consolidated Communications Holdings Inc.	995	10,209
CPI International Inc.(a)	570	5,358
Crown Castle International Corp.(a)	15,090	307,987
EchoStar Corp.(a)	2,587	38,365
Embarq Corp.	5,039	190,726
EMS Technologies Inc.(a)	1,048	18,298
Extreme Networks Inc.(a)	6,395	9,720
FairPoint Communications Inc.	5,673	4,425
FiberTower Corp.(a)	7,593	1,519
Frontier Communications Corp.	16,918	121,471
General Communication Inc. Class A(a)	2,845	19,005
GeoEye Inc.(a)	1,078	21,291
Global Crossing Ltd.(a)	1,167	8,169
Globalstar Inc.(a)(b)	2,790	977
Globecomm Systems Inc.(a)	460	2,663
Harmonic Inc.(a)	3,474	22,581
Harris Stratex Networks Inc.(a)	1,696	6,530
Hypercom Corp.(a)	561	539
ICO Global Communications (Holdings) Ltd.(a)	4,376	1,532
IDT Corp. Class B(a)	1,216	1,411
Iowa Telecommunications Services Inc.	1,874	21,476
iPCS Inc.(a)	766	7,438
Ixia(a)	972	5,025
JDS Uniphase Corp.(a)	6,949	22,584
Knology Inc.(a)	1,886	7,770
Leap Wireless International Inc.(a)	3,233	112,735
Loral Space & Communications Inc.(a)	864	18,455
MasTec Inc.(a)	525	6,347
Motorola Inc.	152,663	645,764
MRV Communications Inc.(a)	11,143	3,454
NETGEAR Inc.(a)	1,975	23,799
Newport Corp.(a)	2,581	11,408
Novatel Wireless Inc.(a)	1,171	6,581
Oplink Communications Inc.(a)	953	7,338
Opnext Inc.(a)	561	959
ORBCOMM Inc.(a)	376	553
PAETEC Holding Corp.(a)	2,061	2,968
Plantronics Inc.	3,297	39,795
Polycom Inc.(a)	425	6,541
Powerwave Technologies Inc.(a)	8,439	5,013
Preformed Line Products Co.	184	6,926
Premiere Global Services Inc.(a)	586	5,169
Qwest Communications International Inc.	52,066	178,066
RCN Corp.(a)	1,167	4,318
RF Micro Devices Inc.(a)	17,542	23,331
Shenandoah Telecommunications Co.	157	3,580
ShoreTel Inc.(a)	273	1,177
Sprint Nextel Corp.(a)	187,961	671,021
Sycamore Networks Inc.(a)	11,369	30,355
Symmetricom Inc.(a)	3,150	11,025

Syniverse Holdings Inc.(a)	1,989	31,347
Tekelec(a)	3,864	51,121
Telephone and Data Systems Inc.	4,160	110,282
Tellabs Inc.(a)	27,588	126,353
TerreStar Corp.(a)	2,712	1,519
3Com Corp.(a)	28,431	87,852
tw telecom inc.(a)	1,301	11,384
United States Cellular Corp.(a)	662	22,071
USA Mobility Inc.	1,707	15,721
UTStarcom Inc.(a)	6,999	5,459
Verizon Communications Inc.	193,284	5,837,177
Viasat Inc.(a)	1,345	28,003
Virgin Media Inc.	19,677	94,450
Vonage Holdings Corp.(a)(b)	561	224
Windstream Corp.	15,131	121,956

		20,027,983
TEXTILES – 0.14%
Cintas Corp.	8,856	218,920
G&K Services Inc. Class A	1,324	25,037
Mohawk Industries Inc.(a)	3,870	115,597
UniFirst Corp.	965	26,866

		386,420
TOYS, GAMES & HOBBIES – 0.16%
Hasbro Inc.	4,785	119,960
JAKKS Pacific Inc.(a)	1,859	22,959
Mattel Inc.	24,739	285,241
RC2 Corp.(a)	1,150	6,061

		434,221
TRANSPORTATION – 0.80%
Alexander & Baldwin Inc.	2,763	52,580
Arkansas Best Corp.	1,517	28,853
Atlas Air Worldwide Holdings Inc.(a)	877	15,216
Bristow Group Inc.(a)	1,627	34,867
CAI International Inc.(a)	157	444
Celadon Group Inc.(a)	1,470	8,159
Con-way Inc.	2,548	45,686
DHT Maritime Inc.	1,383	5,311
Dynamex Inc.(a)	321	4,199
FedEx Corp.	20,982	933,489
Genesee & Wyoming Inc. Class A(a)	623	13,239
Golar LNG Ltd.	373	1,279
GulfMark Offshore Inc.(a)	342	8,160
Heartland Express Inc.	1,407	20,838
Hub Group Inc. Class A(a)	864	14,688
International Shipholding Corp.	404	7,947
Kansas City Southern Industries Inc.(a)	1,114	14,159
Marten Transport Ltd.(a)	1,125	21,015
Nordic American Tanker Shipping Ltd.(b)	1,892	55,436

Norfolk Southern Corp.	18,081	610,234
Old Dominion Freight Line Inc.(a)	561	13,178
Overseas Shipholding Group Inc.	1,479	33,529
Pacer International Inc.	1,423	4,981
Patriot Transportation Holding Inc.(a)	122	7,603
PHI Inc.(a)	294	2,934
Ryder System Inc.	2,581	73,068
Saia Inc.(a)	933	11,149
Teekay Corp.	2,814	40,043
Ultrapetrol (Bahamas) Ltd.(a)	1,672	4,514
Universal Truckload Services Inc.	243	3,485
UTi Worldwide Inc.	645	7,708
Werner Enterprises Inc.	2,838	42,911
YRC Worldwide Inc.(a)(b)	3,801	17,066

		2,157,968
TRUCKING & LEASING – 0.04%
Aircastle Ltd.	3,108	14,452
AMERCO(a)	623	20,889
GATX Corp.	2,914	58,950
Greenbrier Companies Inc. (The)	1,175	4,301
TAL International Group Inc.	698	5,109
Textainer Group Holdings Ltd.	372	2,511

		106,212
WATER – 0.17%
American States Water Co.	1,247	45,291
American Water Works Co. Inc.	4,209	80,981
Aqua America Inc.	8,959	179,180
California Water Service Group	1,318	55,171
Connecticut Water Service Inc.	549	11,134
Middlesex Water Co.	879	12,658
PICO Holdings Inc.(a)	1,122	33,739
SJW Corp.	827	21,031
Southwest Water Co.	1,773	7,624

		446,809

TOTAL COMMON STOCKS
(Cost: $524,482,520)		267,355,147

Security	Shares	Value
RIGHTS – 0.00%

INSURANCE – 0.00%
United America Indemnity Ltd.(a)(c)	1,394	653

		653

TOTAL RIGHTS
(Cost: $0)		653

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.00%

MONEY MARKET FUNDS – 2.00%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(d)(e)(f)	4,234,070	4,234,070
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(d)(e)(f)	675,974	675,974
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	459,792	459,792

		5,369,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,369,836)		5,369,836

TOTAL INVESTMENTS IN SECURITIES – 101.73%
(Cost: $529,852,356)		272,725,636
Other Assets, Less Liabilities – (1.73)%		(4,634,924)

NET ASSETS – 100.00%		$268,090,712

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.05%
Gaiam Inc. Class A(a)	21,376	$70,113
ValueVision Media Inc. Class A(a)	64,222	44,313

		114,426
AEROSPACE & DEFENSE – 0.68%
AeroVironment Inc.(a)(b)	19,064	398,438
Argon ST Inc.(a)	16,278	308,794
Ducommun Inc.	12,269	178,391
Herley Industries Inc.(a)	23,363	279,421
Innovative Solutions and Support Inc.	17,410	73,644
Kratos Defense & Security Solutions Inc.(a)	115,397	90,010
LMI Aerospace Inc.(a)	11,345	82,138

		1,410,836
AGRICULTURE – 0.16%
AgFeed Industries Inc.(a)	24,030	54,308
Alico Inc.	5,854	140,496
Cadiz Inc.(a)	16,935	135,141

		329,945
AIRLINES – 1.17%
AirTran Holdings Inc.(a)	125,464	570,861
Allegiant Travel Co.(a)(b)	21,872	994,301
ExpressJet Holdings Inc.(a)	30,447	32,883
Hawaiian Holdings Inc.(a)	45,668	170,342
Pinnacle Airlines Corp.(a)(b)	22,924	31,864
Republic Airways Holdings Inc.(a)	45,020	291,730
US Airways Group Inc.(a)	134,533	340,368

		2,432,349
APPAREL – 0.87%
American Apparel Inc.(a)(b)	45,694	133,426
Cherokee Inc.	14,320	223,392
G-III Apparel Group Ltd.(a)	19,448	107,353
Maidenform Brands Inc.(a)	28,857	264,330
Perry Ellis International Inc.(a)	14,385	49,772
Steven Madden Ltd.(a)	26,096	490,083
True Religion Apparel Inc.(a)(b)	20,750	245,057
Unifi Inc.(a)	44,693	28,604
Weyco Group Inc.	10,705	277,474

		1,819,491
AUTO MANUFACTURERS – 0.20%
Force Protection Inc.(a)	84,262	404,458
Wabash National Corp.	5,502	6,767

		411,225

AUTO PARTS & EQUIPMENT – 0.66%
Amerigon Inc. Class A(a)	25,417	94,043
Amerityre Corp.(a)(b)	29,933	8,681
ATC Technology Corp.(a)	26,326	294,851
Commercial Vehicle Group Inc.(a)	28,076	15,442
Fuel Systems Solutions Inc.(a)(b)	15,643	210,868
Hayes Lemmerz International Inc.(a)	22,394	4,143
Miller Industries Inc.(a)	15,885	103,252
Noble International Ltd.	19,979	3,816
Spartan Motors Inc.	46,521	187,014
Standard Motor Products Inc.	20,836	57,299
Superior Industries International Inc.	24,995	296,191
Supreme Industries Inc.	20,193	18,174
Wonder Auto Technology Inc.(a)	21,646	77,493

		1,371,267
BANKS – 11.33%
Access National Corp.	18,711	86,071
AmericanWest Bancorporation(a)(b)	74,224	89,069
Ameris Bancorp	23,733	111,782
AmeriServ Financial Inc.	76,305	126,666
Arrow Financial Corp.	21,777	515,897
Bancorp Inc. (The)(a)	27,134	114,505
Bancorp Rhode Island Inc.	6,565	118,630
BancTrust Financial Group Inc.(b)	35,796	226,589
Bank of Florida Corp.(a)(b)	29,196	109,777
Bank of Granite Corp.	33,065	56,541
Bank of the Ozarks Inc.	22,162	511,499
Banner Corp.	13,561	39,463
Boston Private Financial Holdings Inc.	57,521	201,899
Bridge Capital Holdings(a)	17,405	78,322
Bryn Mawr Bank Corp.	21,039	354,507
Cadence Financial Corp.	20,321	89,819
Camden National Corp.	9,891	226,009
Capital City Bank Group Inc.(b)	15,821	181,309
Capitol Bancorp Ltd.	22,159	91,960
Cardinal Financial Corp.	40,369	231,718
Cascade Bancorp(b)	20,391	33,237
Cass Information Systems Inc.	10,086	327,089
Center Bancorp Inc.	21,472	155,028
Center Financial Corp.	17,908	50,501
Central Pacific Financial Corp.	33,778	189,157
Citizens & Northern Corp.	3,567	65,954
Citizens Republic Bancorp Inc.(a)	120,520	186,806
City Bank(b)	13,883	45,814
CoBiz Financial Inc.	28,531	149,788
Columbia Bancorp(b)	26,060	18,763
Columbia Banking System Inc.	24,936	159,590
Community Bancorp(a)(b)	28,292	55,169
Community Trust Bancorp Inc.	20,412	546,021
Corus Bankshares Inc.(a)(b)	47,238	12,754
Eagle Bancorp Inc.	895	5,379

Eastern Virginia Bankshares Inc.	1,106	9,279
Enterprise Financial Services Corp.	17,461	170,419
EuroBancshares Inc.(a)	15,038	10,376
Financial Institutions Inc.	21,105	160,820
First Bancorp (North Carolina)	21,009	251,478
First Citizens Banc Corp.	149	1,061
First Community Bancshares Inc.	14,879	173,638
First Financial Bancorp	45,891	437,341
First Financial Corp.	19,029	702,170
First Merchants Corp.	26,824	289,431
First Regional Bancorp(a)(b)	15,731	25,327
First Security Group Inc.	34,113	114,961
1st Source Corp.	17,746	320,315
First South Bancorp Inc.(b)	12,712	135,001
First State Bancorp	36,605	51,613
Firstbank Corp.	8,445	42,309
FNB United Corp.	1,384	3,737
German American Bancorp Inc.	38,777	463,385
Great Southern Bancorp Inc.	13,011	182,284
Green Bancshares Inc.(b)	19,624	172,691
Guaranty Bancorp(a)	75,382	131,918
Hampton Roads Bankshares Inc.	18,595	144,855
Hanmi Financial Corp.	53,861	70,019
Harleysville National Corp.	65,959	399,712
Heartland Financial USA Inc.	19,974	270,448
Heritage Commerce Corp.	19,318	101,419
Home Bancshares Inc.	21,771	434,767
Horizon Financial Corp.(b)	22,789	40,792
Independent Bank Corp. (Massachusetts)	24,899	367,260
Independent Bank Corp. (Michigan)	44,091	103,173
Integra Bank Corp.	31,585	59,696
Intervest Bancshares Corp.	27,187	58,452
Irwin Financial Corp.(a)	37,658	73,433
Lakeland Bancorp Inc.	33,595	269,768
Lakeland Financial Corp.	22,013	422,429
LNB Bancorp Inc.	28,072	140,360
Macatawa Bank Corp.(b)	21,959	81,248
MainSource Financial Group Inc.	30,462	244,914
MBT Financial Corp.	50,099	92,683
Mercantile Bank Corp.	14,573	78,257
Midwest Banc Holdings Inc.(b)	29,982	30,282
Nara Bancorp Inc.	29,655	87,186
NewBridge Bancorp	38,296	80,805
Northfield Bancorp Inc.	28,601	312,609
Old Second Bancorp Inc.(b)	22,736	144,374
Oriental Financial Group Inc.	26,674	130,169
Pacific Mercantile Bancorp(a)	19,769	69,785
Peoples Bancorp Inc.	20,376	264,480
Pinnacle Financial Partners Inc.(a)	29,386	696,742
Preferred Bank(b)	18,556	97,233
PremierWest Bancorp	27,988	112,512

Provident Bankshares Corp.	61,478	433,420
QCR Holdings Inc.	2,683	21,571
Renasant Corp.	27,929	350,788
Republic Bancorp Inc. Class A(b)	13,549	252,960
Republic First Bancorp Inc.(a)	28,432	202,720
Riverview Bancorp Inc.	22,598	87,454
S.Y. Bancorp Inc.	20,726	503,642
Sandy Spring Bancorp Inc.	22,576	251,948
SCBT Financial Corp.	16,797	351,057
Seacoast Banking Corp. of Florida(b)	20,403	61,821
Security Bank Corp.(b)	24,858	9,697
Sierra Bancorp(b)	12,373	120,389
Simmons First National Corp. Class A	20,738	522,390
Smithtown Bancorp Inc.	14,137	159,465
South Financial Group Inc. (The)	39,828	43,811
Southcoast Financial Corp.(a)	426	2,428
Southern Community Financial Corp.	39,429	140,367
Southside Bancshares Inc.	21,170	400,113
Southwest Bancorp Inc.	23,049	216,200
State Bancorp Inc.	3,261	25,110
Stellar One Corp.	34,820	414,706
Sterling Bancorp	28,707	284,199
Suffolk Bancorp	15,924	413,865
Sun Bancorp Inc. (New Jersey)(a)	24,982	129,657
Superior Bancorp(a)	24,941	99,764
Temecula Valley Bancorp Inc.(b)	37,672	16,952
Texas Capital Bancshares Inc.(a)	39,008	439,230
Tompkins Financial Corp.	7,751	333,293
TowneBank(b)	28,739	469,308
TriCo Bancshares(b)	19,152	320,604
Union Bankshares Corp.	22,124	306,417
United Security Bancshares Inc.	34	534
United Western Bancorp Inc.	16,156	78,841
Univest Corp. of Pennsylvania	16,049	280,857
Virginia Commerce Bancorp Inc.(a)	27,312	103,512
Washington Trust Bancorp Inc.	19,318	313,917
West Bancorporation	34,975	260,564
West Coast Bancorp	23,677	52,563
Western Alliance Bancorporation(a)(b)	25,101	114,461
Wilshire Bancorp Inc.	24,813	128,035

		23,611,128
BEVERAGES – 0.69%
Boston Beer Co. Inc. Class A(a)	12,064	251,655
Coca-Cola Bottling Co. Consolidated	8,984	467,617
Farmer Brothers Co.	11,342	201,888
Jones Soda Co.(a)(b)	55,096	50,137
Peet’s Coffee & Tea Inc.(a)	21,511	465,068

		1,436,365

BIOTECHNOLOGY – 4.45%
Affymax Inc.(a)	14,764	237,848
Arena Pharmaceuticals Inc.(a)	89,666	269,895
ARIAD Pharmaceuticals Inc.(a)	77,275	91,957
ArQule Inc.(a)	56,540	234,076
AspenBio Pharma Inc.(a)(b)	45,196	75,477
Avigen Inc.(a)	42,874	52,306
BioCryst Pharmaceuticals Inc.(a)	24,669	54,025
BioMimetic Therapeutics Inc.(a)	17,140	121,694
BioSante Pharmaceuticals Inc.(a)(b)	34,975	46,517
Cambrex Corp.(a)	38,606	88,022
Cell Genesys Inc.(a)(b)	96,708	28,036
Celldex Therapeutics Inc.(a)	20,376	132,648
CryoLife Inc.(a)	34,247	177,399
Curis Inc.(a)	133,651	184,438
Cytokinetics Inc.(a)	40,993	69,688
Cytori Therapeutics Inc.(a)(b)	27,460	47,231
deCODE genetics Inc.(a)(b)	69,206	15,987
Enzo Biochem Inc.(a)	39,056	157,005
Enzon Pharmaceuticals Inc.(a)	56,864	345,164
Exact Sciences Corp.(a)	33,727	42,496
Genomic Health Inc.(a)	17,551	427,893
GenVec Inc.(a)(b)	111,437	49,032
Geron Corp.(a)	93,875	419,621
GTx Inc.(a)(b)	22,628	239,404
Halozyme Therapeutics Inc.(a)	70,207	383,330
Harvard Bioscience Inc.(a)	42,087	125,419
Idera Pharmaceuticals Inc.(a)(b)	27,826	180,034
ImmunoGen Inc.(a)	54,451	386,602
Immunomedics Inc.(a)(b)	86,526	83,065
Lexicon Pharmaceuticals Inc.(a)	94,675	103,196
Maxygen Inc.(a)	30,111	204,755
MDRNA Inc.(a)	83,385	50,440
Metabasis Therapeutics Inc.(a)	29,393	20,869
Micromet Inc.(a)(b)	47,444	149,923
Molecular Insight Pharmaceuticals Inc.(a)(b)	32,676	116,327
Momenta Pharmaceuticals Inc.(a)	28,603	314,919
Monogram Biosciences Inc.(a)(b)	26,472	67,239
Nektar Therapeutics(a)	110,703	596,689
Novavax Inc.(a)	66,129	67,452
Optimer Pharmaceuticals Inc.(a)	38,295	505,111
Orchid Cellmark Inc.(a)	35,198	21,823
Orexigen Therapeutics Inc.(a)	26,647	69,549
Oxigene Inc.(a)	37,484	25,489
RegeneRx Biopharmaceuticals Inc.(a)	46,302	23,151
Repligen Corp.(a)	38,631	185,042
RTI Biologics Inc.(a)	64,877	184,899
Sangamo BioSciences Inc.(a)(b)	44,296	187,372
Sequenom Inc.(a)(b)	73,661	1,047,459
StemCells Inc.(a)(b)	92,719	154,841
SuperGen Inc.(a)	80,829	146,300
Telik Inc.(a)	107,926	46,408

Vical Inc.(a)	45,350	87,072
XOMA Ltd.(a)	170,465	90,346
ZIOPHARM Oncology Inc.(a)	77,567	48,859

		9,281,839
BUILDING MATERIALS – 0.60%
AAON Inc.	19,397	351,474
China Architectural Engineering Inc.(a)	22,279	21,833
Comfort Systems USA Inc.	45,652	473,411
Craftmade International Inc.(a)	14,892	19,657
LSI Industries Inc.	22,923	118,512
Trex Co. Inc.(a)(b)	21,187	161,657
U.S. Concrete Inc.(a)	54,795	109,590

		1,256,134
CHEMICALS – 1.43%
Aceto Corp.	35,638	212,402
American Pacific Corp.(a)	13,300	68,894
American Vanguard Corp.	21,210	273,609
Balchem Corp.	25,083	630,336
Chase Corp.	12,369	115,032
Georgia Gulf Corp.(b)	43,386	30,804
ICO Inc.(a)	38,010	78,301
Innophos Holdings Inc.	15,741	177,558
Innospec Inc.	26,235	98,906
Landec Corp.(a)	27,027	150,540
OMNOVA Solutions Inc.(a)	58,282	101,411
Penford Corp.	15,422	55,982
Quaker Chemical Corp.	17,109	135,845
ShengdaTech Inc.(a)	36,704	113,782
Spartech Corp.	35,141	86,447
Stepan Co.	7,569	206,634
Symyx Technologies Inc.(a)	40,963	182,285
Zep Inc.	25,264	258,451

		2,977,219
COAL – 0.07%
National Coal Corp.(a)	33,554	45,633
Westmoreland Coal Co.(a)	13,510	96,867

		142,500
COMMERCIAL SERVICES – 5.85%
Albany Molecular Research Inc.(a)	26,547	250,338
Arrowhead Research Corp.(a)(b)	59,044	33,065
Barrett Business Services Inc.	10,542	101,414
Bowne & Co. Inc.	32,752	105,134
Carriage Services Inc.(a)	31,574	48,308
CBIZ Inc.(a)	49,023	341,690
CDI Corp.	15,677	152,380
Collectors Universe Inc.	14,285	55,569
Compass Diversified Holdings	33,696	300,568

Cornell Companies Inc.(a)	14,739	241,277
CorVel Corp.(a)	9,948	201,149
CPI Corp.	9,640	71,240
CRA International Inc.(a)	13,887	262,187
Cross Country Healthcare Inc.(a)	37,648	246,594
Diamond Management & Technology Consultants Inc.	30,489	77,747
Document Security Systems Inc.(a)(b)	22,642	37,133
Dollar Financial Corp.(a)	29,326	279,184
Dollar Thrifty Automotive Group Inc.(a)(b)	28,110	32,608
Edgewater Technology Inc.(a)	17,310	48,468
Electro Rent Corp.	25,313	244,017
Emergency Medical Services Corp. Class A(a)(b)	13,828	434,061
ExlService Holdings Inc.(a)	21,378	184,278
Exponent Inc.(a)	20,435	517,619
Franklin Covey Co.(a)	17,889	78,533
Gevity HR Inc.	29,371	116,015
Great Lakes Dredge & Dock Corp.	53,267	160,334
Hackett Group Inc. (The)(a)	56,217	113,558
HMS Holdings Corp.(a)	35,693	1,174,300
Hudson Highland Group Inc.(a)	31,071	34,489
ICF International Inc.(a)	10,157	233,306
ICT Group Inc.(a)	13,183	73,429
Integrated Electrical Services Inc.(a)	12,056	109,951
Intersections Inc.(a)	17,864	95,215
Jackson Hewitt Tax Service Inc.	31,370	163,751
Kendle International Inc.(a)(b)	16,541	346,699
Kforce Inc.(a)	36,546	256,918
Landauer Inc.	12,494	633,196
Learning Tree International Inc.(a)	12,398	105,011
LECG Corp.(a)	32,038	81,377
Mac-Gray Corp.(a)	22,153	115,860
Medifast Inc.(a)	18,532	76,908
Michael Baker Corp.(a)	11,325	294,450
Midas Inc.(a)	18,260	144,619
Monro Muffler Brake Inc.	21,821	596,368
Multi-Color Corp.	13,966	170,804
Odyssey Marine Exploration Inc.(a)	65,344	221,516
On Assignment Inc.(a)	45,876	124,324
PDI Inc.(a)	17,313	52,632
Premier Exhibitions Inc.(a)	40,792	30,186
PRG-Schultz International Inc.(a)	17,617	50,032
Princeton Review Inc. (The)(a)	19,342	84,138
Providence Service Corp. (The)(a)	15,722	108,167
Rewards Network Inc.(a)	51,307	179,574
Rural/Metro Corp.(a)	31,276	26,897
Saba Software Inc.(a)	31,966	54,023
Senomyx Inc.(a)	42,839	68,114
Source Interlink Companies Inc.(a)(b)	72,586	13,428
Spherion Corp.(a)	61,889	128,729
Standard Parking Corp.(a)	13,199	216,464
StarTek Inc.(a)	21,798	67,574

SuccessFactors Inc.(a)	27,673	211,145
Team Inc.(a)	25,143	294,676
TNS Inc.(a)	28,556	233,588
Transcend Services Inc.(a)	12,260	121,987
Universal Technical Institute Inc.(a)	25,001	300,012
VirnetX Holding Corp.(a)	53,076	64,753
Volt Information Sciences Inc.(a)	15,587	103,654

		12,196,732
COMPUTERS – 3.51%
Agilysys Inc.	27,488	118,198
Catapult Communications Corp.(a)	15,509	108,098
CIBER Inc.(a)	62,156	169,686
Cogo Group Inc.(a)	32,153	214,782
Compellent Technologies Inc.(a)	20,295	220,201
Computer Task Group Inc.(a)	30,424	104,963
COMSYS IT Partners Inc.(a)	16,295	36,012
Cray Inc.(a)	38,621	135,173
Digimarc Corp.(a)	6,218	60,439
Dot Hill Systems Corp.(a)	69,856	41,215
Dynamics Research Corp.(a)	20,264	146,711
EasyLink Services International Corp. Class A(a)	29,653	53,079
Echelon Corp.(a)(b)	34,709	280,796
Furmanite Corp.(a)	48,053	149,445
Hutchinson Technology Inc.(a)	30,937	80,436
iCAD Inc.(a)	35,047	32,594
iGATE Corp.	27,974	90,636
iGo Inc.(a)	43,792	24,524
Immersion Corp.(a)	37,027	108,489
InFocus Corp.(a)	77,745	46,569
Innodata Isogen Inc.(a)	26,666	92,531
Integral Systems Inc.(a)	32,603	280,386
Isilon Systems Inc.(a)	39,270	86,394
LaserCard Corp.(a)	21,322	52,026
Limelight Networks Inc.(a)	30,541	102,312
LivePerson Inc.(a)	45,562	103,426
Magma Design Automation Inc.(a)	49,317	36,988
Maxwell Technologies Inc.(a)	24,365	169,337
Mercury Computer Systems Inc.(a)	28,729	158,871
NCI Inc. Class A(a)	12,989	337,714
Ness Technologies Inc.(a)	49,447	145,869
NetScout Systems Inc.(a)	36,984	264,805
NYFIX Inc.(a)	56,849	63,102
PAR Technology Corp.(a)	13,010	66,871
Pomeroy IT Solutions Inc.(a)	28,611	107,005
Quantum Corp.(a)	254,619	170,595
Rackable Systems Inc.(a)	34,875	141,592
Radiant Systems Inc.(a)	32,344	142,637
RadiSys Corp.(a)	30,430	184,406
Rainmaker Systems Inc.(a)	23,362	14,251
Rimage Corp.(a)	15,097	201,545

Sigma Designs Inc.(a)(b)	30,518	379,644
Silicon Graphics Inc.(a)(b)	19,958	8,183
Silicon Storage Technology Inc.(a)	94,008	155,113
SMART Modular Technologies (WWH) Inc.(a)	51,948	71,688
Stratasys Inc.(a)	28,532	235,960
Super Micro Computer Inc.(a)	34,558	170,025
TechTeam Global Inc.(a)	13,647	66,597
3D Systems Corp.(a)(b)	23,540	155,129
Tier Technologies Inc. Class B(a)	24,371	112,838
TransAct Technologies Inc.(a)	16,204	41,968
Tyler Technologies Inc.(a)(b)	43,326	633,859
USA Technologies Inc.(a)	31,352	57,061
Wave Systems Corp. Class A(a)(b)	62,079	34,143
Wizzard Software Corp.(a)	85,992	40,416

		7,307,333
COSMETICS & PERSONAL CARE – 0.16%
Elizabeth Arden Inc.(a)	30,186	175,984
Inter Parfums Inc.	13,822	80,582
Parlux Fragrances Inc.(a)	26,205	22,536
Physicians Formula Holdings Inc.(a)	27,662	54,218

		333,320
DISTRIBUTION & WHOLESALE – 0.61%
BMP Sunstone Corp.(a)(b)	35,154	113,547
Chindex International Inc.(a)	14,309	71,116
Core-Mark Holding Co. Inc.(a)	15,245	277,764
Houston Wire & Cable Co.(b)	22,669	175,685
MWI Veterinary Supply Inc.(a)	14,940	425,491
Rentrak Corp.(a)	23,366	210,294

		1,273,897
DIVERSIFIED FINANCIAL SERVICES – 1.74%
Advanta Corp. Class B	46,823	30,903
Ampal-American Israel Corp. Class A(a)	34,248	58,564
Asta Funding Inc.(b)	19,896	48,745
Calamos Asset Management Inc. Class A	23,674	113,872
Consumer Portfolio Services(a)	29,216	14,900
Cowen Group Inc.(a)	24,155	117,635
Diamond Hill Investment Group Inc.(a)	3,584	140,923
Duff & Phelps Corp. Class A(a)	14,611	230,123
Encore Capital Group Inc.(a)	19,496	88,317
Epoch Holding Corp.	13,361	91,790
Evercore Partners Inc. Class A	13,341	206,118
FBR Capital Markets Corp.(a)	34,672	114,071
Federal Agricultural Mortgage Corp.	8,340	22,351
First Marblehead Corp. (The)(a)(b)	65,179	84,081
FirstCity Financial Corp.(a)	23,201	42,922
Friedman, Billings, Ramsey Group Inc. Class A(a)	162,192	32,438
International Assets Holding Corp.(a)(b)	5,179	52,774
LaBranche & Co. Inc.(a)	56,838	212,574

Ladenburg Thalmann Financial Services Inc.(a)	135,527	71,829
MarketAxess Holdings Inc.(a)	35,044	267,736
Marlin Business Services Corp.(a)	15,518	60,831
NewStar Financial Inc.(a)	36,593	84,896
Penson Worldwide Inc.(a)	17,764	114,223
Sanders Morris Harris Group Inc.	21,521	83,932
SWS Group Inc.	29,496	458,073
Thomas Weisel Partners Group Inc.(a)	30,781	110,196
TradeStation Group Inc.(a)	36,383	240,128
U.S. Global Investors Inc. Class A(b)	15,668	76,303
United PanAm Financial Corp.(a)	19,192	27,828
Westwood Holdings Group Inc.	8,455	330,506

		3,629,582
ELECTRIC – 0.29%
Central Vermont Public Service Corp.	18,175	314,427
EnerNOC Inc.(a)(b)	12,106	176,021
Synthesis Energy Systems Inc.(a)	39,888	26,326
U.S. Geothermal Inc.(a)(b)	71,104	50,484
Unitil Corp.	1,435	28,815

		596,073
ELECTRICAL COMPONENTS & EQUIPMENT – 1.29%
Active Power Inc.(a)	92,384	55,430
Advanced Battery Technologies Inc.(a)	58,257	124,670
Beacon Power Corp.(a)(b)	120,926	56,835
C&D Technologies Inc.(a)(b)	33,475	61,929
China BAK Battery Inc.(a)	39,415	67,400
Graham Corp.	10,968	98,383
Greatbatch Inc.(a)(b)	27,422	530,616
Insteel Industries Inc.	20,533	142,910
Magnetek Inc.(a)	43,330	77,994
Medis Technologies Ltd.(a)	39,768	17,498
Powell Industries Inc.(a)	8,962	316,448
Power-One Inc.(a)(b)	99,577	87,628
PowerSecure International Inc.(a)	22,488	76,909
Research Frontiers Inc.(a)(b)	30,541	137,129
SatCon Technology Corp.(a)(b)	76,738	126,618
Ultralife Corp.(a)	14,123	109,171
Universal Display Corp.(a)(b)	36,626	335,860
Valence Technology Inc.(a)(b)	63,735	135,756
Vicor Corp.	26,882	131,453

		2,690,637
ELECTRONICS – 2.31%
American Science and Engineering Inc.	12,932	721,606
Bel Fuse Inc. Class B	14,924	200,579
BTU International Inc.(a)	12,740	42,679
California Micro Devices Corp.(a)	43,001	104,492
CTS Corp.	40,687	146,880
Cyberoptics Corp.(a)	15,546	76,175

DDi Corp.(a)	25,632	78,947
Digital Ally Inc.(a)(b)	17,624	27,582
Electro Scientific Industries Inc.(a)	33,451	198,030
FARO Technologies Inc.(a)	20,482	275,278
Frequency Electronics Inc.(a)	17,898	59,421
Iteris Inc.(a)	66,586	87,228
Keithley Instruments Inc.	22,101	74,922
LaBarge Inc.(a)	16,640	139,277
LeCroy Corp.(a)	21,227	66,653
LoJack Corp.(a)	22,415	101,540
Measurement Specialties Inc.(a)	18,714	76,540
Merix Corp.(a)	33,564	9,398
Methode Electronics Inc.	44,701	160,030
Multi-Fineline Electronix Inc.(a)(b)	11,952	201,272
Nu Horizons Electronics Corp.(a)	32,164	64,328
NVE Corp.(a)(b)	5,665	163,209
OSI Systems Inc.(a)	18,236	278,281
OYO Geospace Corp.(a)	5,022	65,587
Park Electrochemical Corp.	23,229	401,397
Planar Systems Inc.(a)	31,035	21,104
RAE Systems Inc.(a)	55,435	26,054
Ramtron International Corp.(a)	41,451	41,451
Sonic Solutions Inc.(a)	22,003	26,404
Spectrum Control Inc.(a)	19,622	137,943
Spire Corp.(a)(b)	9,550	45,172
SRS Labs Inc.(a)	18,526	91,148
Stoneridge Inc.(a)	17,091	36,062
Taser International Inc.(a)	69,200	323,856
UQM Technologies Inc.(a)	62,971	103,272
X-Rite Inc.(a)	43,451	45,189
Zygo Corp.(a)	21,838	100,236

		4,819,222
ENERGY - ALTERNATE SOURCES – 0.38%
Akeena Solar Inc.(a)	7,232	8,100
Comverge Inc.(a)(b)	26,811	186,336
DayStar Technologies Inc.(a)(b)	42,378	46,616
Evergreen Energy Inc.(a)(b)	149,258	207,767
Green Plains Renewable Energy Inc.(a)(b)	16,316	50,090
MGP Ingredients Inc.(a)	22,823	16,889
Pacific Ethanol Inc.(a)	41,473	13,686
Plug Power Inc.(a)	107,360	93,403
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	80,419	64,335
Syntroleum Corp.(a)	70,999	103,659
Verenium Corp.(a)(b)	6,210	1,801

		792,682
ENGINEERING & CONSTRUCTION – 0.77%
ENGlobal Corp.(a)	32,530	147,686
Enova Systems Inc.(a)	36,727	35,625
Insituform Technologies Inc. Class A(a)	38,970	609,491

Orion Marine Group Inc.(a)	28,270	370,337
Sterling Construction Co. Inc.(a)	14,733	262,837
VSE Corp.	6,570	175,419

		1,601,395
ENTERTAINMENT – 0.62%
Bluegreen Corp.(a)	22,263	38,738
Carmike Cinemas Inc.	28,532	73,898
Century Casinos Inc.(a)	24,493	37,964
Churchill Downs Inc.	10,860	326,452
Dover Downs Gaming & Entertainment Inc.	24,370	74,816
Dover Motorsports Inc.	46,436	85,907
Elixir Gaming Technologies Inc.(a)(b)	131,465	14,461
Empire Resorts Inc.(a)	36,129	27,816
Great Wolf Resorts Inc.(a)	35,838	83,503
Lakes Entertainment Inc.(a)	21,369	43,806
Shuffle Master Inc.(a)	60,152	172,636
Six Flags Inc.(a)(b)	18,190	4,911
Steinway Musical Instruments Inc.(a)	10,957	131,155
Tix Corp.(a)(b)	37,484	42,732
VCG Holding Corp.(a)	19,371	32,931
Youbet.com Inc.(a)	53,242	89,979

		1,281,705
ENVIRONMENTAL CONTROL – 0.69%
American Ecology Corp.	24,661	343,774
Basin Water Inc.(a)(b)	71,403	62,835
Casella Waste Systems Inc. Class A(a)	19,869	33,976
Energy Recovery Inc.(a)(b)	17,794	135,234
Fuel Tech Inc.(a)(b)	20,422	213,614
Metalico Inc.(a)(b)	11,525	19,593
Met-Pro Corp.	21,511	175,315
Perma-Fix Environmental Services Inc.(a)	84,785	165,331
Rentech Inc.(a)	185,112	101,812
Waste Services Inc.(a)	30,746	131,593
WCA Waste Corp.(a)	28,860	47,619

		1,430,696
FOOD – 1.93%
Ark Restaurants Corp.	10,338	95,730
B&G Foods Inc. Class A	43,342	225,378
Benihana Inc.(a)	27,989	72,492
Calavo Growers Inc.	15,028	180,637
Diamond Foods Inc.	27,579	770,281
Imperial Sugar Co.	13,449	96,698
J&J Snack Foods Corp.	19,382	670,423
John B. Sanfilippo & Son Inc.(a)	12,849	68,614
Nash Finch Co.	17,044	478,766
Overhill Farms Inc.(a)	21,379	81,668
Rocky Mountain Chocolate Factory Inc.	14,509	89,666
Smart Balance Inc.(a)	75,247	454,492

Spartan Stores Inc.	33,151	510,857
Village Super Market Inc. Class A	576	17,954
Zhongpin Inc.(a)	24,000	213,120

		4,026,776
FOREST PRODUCTS & PAPER – 0.31%
Boise Inc.(a)(b)	41,461	25,291
Buckeye Technologies Inc.(a)	43,819	93,334
Caraustar Industries Inc.(a)	41,951	5,873
KapStone Paper and Packaging Corp.(a)	34,840	85,706
Mercer International Inc.(a)	35,473	23,412
Neenah Paper Inc.	16,328	59,271
Schweitzer-Mauduit International Inc.	18,222	336,378
Xerium Technologies Inc.(a)	23,752	15,914

		645,179
GAS – 0.22%
Chesapeake Utilities Corp.	15,022	457,871

		457,871
HAND & MACHINE TOOLS – 0.29%
K-Tron International Inc.(a)	4,081	247,594
L.S. Starrett Co. (The) Class A	10,678	66,738
Raser Technologies Inc.(a)(b)	59,620	249,808
Thermadyne Holdings Corp.(a)	16,978	35,993

		600,133
HEALTH CARE – 0.03%
MEDTOX Scientific Inc.(a)	9,112	61,779

		61,779
HEALTH CARE - PRODUCTS – 5.34%
ABIOMED Inc.(a)	37,808	185,259
Alphatec Holdings Inc.(a)	36,717	64,989
AngioDynamics Inc.(a)	29,689	333,704
Aspect Medical Systems Inc.(a)	25,617	107,335
AtriCure Inc.(a)	18,872	24,156
ATS Medical Inc.(a)	75,971	189,928
BIOLASE Technology Inc.(a)(b)	41,958	37,552
Bovie Medical Corp.(a)(b)	25,734	168,558
Caliper Life Sciences Inc.(a)	77,563	76,787
Candela Corp.(a)	48,874	20,527
Cantel Medical Corp.(a)	15,260	196,396
Cardiac Science Corp.(a)	30,119	90,658
Cardica Inc.(a)	18,191	52,936
Cerus Corp.(a)	41,003	27,882
Clinical Data Inc.(a)(b)	11,467	123,844
Columbia Laboratories Inc.(a)	66,565	95,854
Conceptus Inc.(a)(b)	37,088	435,784
Cutera Inc.(a)	17,757	113,467
Cyberonics Inc.(a)	28,733	381,287

Cynosure Inc. Class A(a)	12,540	76,369
Delcath Systems Inc.(a)	42,379	78,401
DexCom Inc.(a)	35,002	144,908
Digirad Corp.(a)	41,386	44,283
Electro-Optical Sciences Inc.(a)	23,510	102,269
Endologix Inc.(a)	65,575	137,708
EPIX Pharmaceuticals Inc.(a)	51,148	29,410
Exactech Inc.(a)	9,671	111,120
Hanger Orthopedic Group Inc.(a)	27,600	365,700
Hansen Medical Inc.(a)	20,217	81,272
HealthTronics Inc.(a)	43,928	59,742
ICU Medical Inc.(a)	19,244	618,117
Insulet Corp.(a)	22,579	92,574
Invacare Corp.	37,222	596,669
IRIS International Inc.(a)	23,550	271,532
Kensey Nash Corp.(a)	14,821	315,243
Medical Action Industries Inc.(a)	19,749	163,719
Merit Medical Systems Inc.(a)	42,259	515,982
Metabolix Inc.(a)(b)	23,520	160,406
Microvision Inc.(a)(b)	73,588	94,929
Micrus Endovascular Corp.(a)	21,645	129,221
Natus Medical Inc.(a)	32,614	277,545
NMT Medical Inc.(a)	20,905	16,724
Northstar Neuroscience Inc.(a)	58,783	112,276
NxStage Medical Inc.(a)(b)	30,779	79,410
OraSure Technologies Inc.(a)	51,777	130,996
Orthovita Inc.(a)	100,615	269,648
Osteotech Inc.(a)	28,847	100,676
Palomar Medical Technologies Inc.(a)	23,224	168,606
PURE Bioscience(a)	46,465	89,677
Quidel Corp.(a)	32,825	302,647
Rochester Medical Corp.(a)	10,207	112,481
Rockwell Medical Technologies Inc.(a)	30,902	131,334
SenoRx Inc.(a)	27,040	93,558
Solta Medical Inc.(a)	42,412	27,144
Somanetics Corp.(a)	17,129	260,018
Sonic Innovations Inc.(a)	35,910	38,424
SonoSite Inc.(a)	20,136	360,032
Spectranetics Corp.(a)	38,185	96,608
STAAR Surgical Co.(a)	43,766	43,766
Stereotaxis Inc.(a)(b)	34,812	138,900
Symmetry Medical Inc.(a)	41,953	264,723
Synergetics USA Inc.(a)	21,881	17,505
Synovis Life Technologies Inc.(a)	16,147	223,474
ThermoGenesis Corp.(a)	76,423	45,854
TranS1 Inc.(a)	16,673	101,539
Vascular Solutions Inc.(a)	23,899	146,262
Vital Images Inc.(a)	18,998	214,107
VNUS Medical Technologies Inc.(a)	15,890	337,980

		11,118,391

HEALTH CARE - SERVICES – 2.68%
Air Methods Corp.(a)	14,101	238,448
Alliance Healthcare Services Inc.(a)	30,605	208,114
Allied Healthcare International Inc.(a)	51,546	65,463
Almost Family Inc.(a)(b)	11,657	222,532
America Service Group Inc.(a)	17,084	222,092
American Dental Partners Inc.(a)	18,809	124,516
Assisted Living Concepts Inc. Class A(a)	12,806	173,649
Bio-Reference Laboratories Inc.(a)	16,413	343,196
Capital Senior Living Corp.(a)	31,758	77,490
Continucare Corp.(a)	59,036	112,168
Ensign Group Inc. (The)	6,147	95,033
Five Star Quality Care Inc.(a)	45,574	47,397
Genoptix Inc.(a)	10,827	295,361
Gentiva Health Services Inc.(a)	34,040	517,408
Hythiam Inc.(a)(b)	70,210	21,765
IPC The Hospitalist Co. Inc.(a)	6,842	130,203
LHC Group Inc.(a)(b)	21,187	472,046
Life Sciences Research Inc.(a)	12,850	92,135
MedCath Corp.(a)	19,620	142,637
Metropolitan Health Networks Inc.(a)	70,162	103,138
NightHawk Radiology Holdings Inc.(a)	33,004	89,111
NovaMed Inc.(a)(b)	35,935	81,572
Odyssey Healthcare Inc.(a)	40,391	391,793
Psychemedics Corp.	18,869	106,799
RadNet Inc.(a)(b)	28,763	35,666
RehabCare Group Inc.(a)	20,412	355,985
Res-Care Inc.(a)	30,741	447,589
Skilled Healthcare Group Inc. Class A(a)	20,757	170,415
U.S. Physical Therapy Inc.(a)	20,848	201,809

		5,585,530
HOLDING COMPANIES - DIVERSIFIED – 0.10%
Information Services Group Inc.(a)(b)	50,716	155,698
Resource America Inc. Class A	13,215	52,728

		208,426
HOME BUILDERS – 0.35%
Beazer Homes USA Inc.(a)	4,147	4,188
Cavalier Homes Inc.(a)	35,930	55,692
Cavco Industries Inc.(a)	10,084	237,982
Coachmen Industries Inc.(a)	24,398	15,859
M/I Homes Inc.	18,536	129,567
Skyline Corp.	8,149	154,912
Standard-Pacific Corp.(a)	143,340	126,139

		724,339
HOME FURNISHINGS – 0.89%
American Technology Corp.(a)	42,302	31,303
American Woodmark Corp.(b)	13,523	237,464
Audiovox Corp. Class A(a)	23,991	82,289

Bassett Furniture Industries Inc.	24,594	47,712
DTS Inc.(a)	21,127	508,316
Hooker Furniture Corp.	13,840	116,810
Kimball International Inc. Class B	45,372	297,640
La-Z-Boy Inc.	62,142	77,678
Stanley Furniture Co. Inc.	17,933	134,856
Universal Electronics Inc.(a)	17,603	318,614

		1,852,682
HOUSEHOLD PRODUCTS & WARES – 0.77%
CSS Industries Inc.	8,984	152,728
Ennis Inc.	30,477	270,026
Oil-Dri Corp. of America	16,368	241,428
Prestige Brands Holdings Inc.(a)	39,701	205,651
Russ Berrie and Co. Inc.(a)	23,891	31,536
Standard Register Co. (The)	20,760	95,081
WD-40 Co.	25,212	608,618

		1,605,068
HOUSEWARES – 0.23%
Libbey Inc.	17,414	16,021
Lifetime Brands Inc.(b)	16,699	22,210
National Presto Industries Inc.	7,080	431,951

		470,182
INSURANCE – 3.06%
Affirmative Insurance Holdings Inc.	25,790	82,012
American Independence Corp.(a)	2,025	7,189
American Physicians Capital Inc.	13,483	551,724
American Physicians Service Group Inc.	12,917	247,619
American Safety Insurance Holdings Ltd.(a)	14,396	165,698
Amerisafe Inc.(a)	28,283	433,296
Baldwin & Lyons Inc. Class B	22,955	434,309
Citizens Inc.(a)(b)	43,512	316,332
Crawford & Co. Class B(a)	28,444	191,144
Donegal Group Inc. Class A	14,254	219,084
Eastern Insurance Holdings Inc.	24,511	190,450
EMC Insurance Group Inc.	7,533	158,720
First Acceptance Corp.(a)	18,831	45,571
First Mercury Financial Corp.(a)	18,056	260,729
FPIC Insurance Group Inc.(a)	12,068	446,878
Kansas City Life Insurance Co.	6,685	239,657
Life Partners Holdings Inc.(b)	11,659	198,903
Maiden Holdings Ltd.	57,937	258,978
Meadowbrook Insurance Group Inc.	68,561	418,222
National Interstate Corp.	9,705	164,112
NYMAGIC Inc.	8,352	101,894
PMA Capital Corp. Class A(a)	40,790	170,094
Presidential Life Corp.	25,562	199,128
Primus Guaranty Ltd.(a)(b)	33,455	52,524
SeaBright Insurance Holdings Inc.(a)	28,907	302,367

Specialty Underwriters’ Alliance Inc.(a)	22,515	81,729
Stewart Information Services Corp.	19,738	384,891
21st Century Holding Co.	16,484	55,057

		6,378,311
INTERNET – 4.06%
Access Integrated Technologies Inc. Class A(a)(b)	36,412	22,575
ActivIdentity Corp.(a)	69,736	142,959
Alloy Inc.(a)	22,174	93,131
Arbinet-thexchange Inc.(a)	29,383	46,719
Art Technology Group Inc.(a)	151,349	385,940
Autobytel Inc.(a)	64,178	17,328
Bluefly Inc.(a)	16,165	15,195
China Information Security Technology Inc.(a)	32,327	102,153
Chordiant Software Inc.(a)	34,062	103,208
Constant Contact Inc.(a)(b)	24,454	342,111
Dice Holdings Inc.(a)	19,793	55,025
Drugstore.com Inc.(a)	94,847	110,971
eDiets.com Inc.(a)(b)	17,921	22,580
Entrust Inc.(a)	75,998	114,757
Harris Interactive Inc.(a)	79,551	19,888
Health Grades Inc.(a)	39,409	80,394
HealthStream Inc.(a)	41,293	82,586
Hollywood Media Corp.(a)	51,983	46,265
HSW International Inc.(a)(b)	43,481	7,174
i2 Technologies Inc.(a)(b)	19,350	152,865
iBasis Inc.(a)	38,326	25,678
I-many Inc.(a)	59,974	14,994
iMergent Inc.	13,205	59,423
InfoSpace Inc.(a)	41,259	214,547
Internap Network Services Corp.(a)	59,141	159,089
Internet Brands Inc. Class A(a)	27,441	161,079
Internet Capital Group Inc.(a)	46,303	186,601
iPass Inc.(a)	65,809	65,809
Keynote Systems Inc.(a)	24,485	194,166
Knot Inc. (The)(a)	32,487	266,393
Lionbridge Technologies Inc.(a)	68,250	66,885
Liquidity Services Inc.(a)	18,531	129,532
LookSmart Ltd.(a)	38,163	38,926
LoopNet Inc.(a)(b)	34,363	208,927
MIVA Inc.(a)	38,341	9,206
New Motion Inc.(a)	39,242	47,483
NIC Inc.	45,714	237,713
1-800-FLOWERS.COM Inc.(a)	32,016	66,273
Online Resources Corp.(a)	36,762	154,768
Openwave Systems Inc.(a)	106,450	103,257
Overstock.com Inc.(a)(b)	17,716	162,101
PCTEL Inc.	31,233	134,302
Perficient Inc.(a)	37,021	199,913
RightNow Technologies Inc.(a)	32,955	249,469
S1 Corp.(a)	55,719	286,953

Safeguard Scientifics Inc.(a)	160,122	88,067
Shutterfly Inc.(a)	23,408	219,333
SonicWALL Inc.(a)	67,498	301,041
Sourcefire Inc.(a)	27,506	200,244
Stamps.com Inc.(a)	11,595	112,472
SumTotal Systems Inc.(a)	44,432	75,090
SupportSoft Inc.(a)	60,293	115,763
TechTarget Inc.(a)(b)	16,993	40,783
TeleCommunication Systems Inc.(a)	42,864	393,063
Terremark Worldwide Inc.(a)	64,551	173,642
TheStreet.com Inc.	19,451	38,318
thinkorswim Group Inc.(a)	60,594	523,532
TowerStream Corp.(a)	41,802	32,188
Travelzoo Inc.(a)(b)	11,272	71,126
Vignette Corp.(a)	29,503	197,080
Vocus Inc.(a)	18,989	252,364
Web.com Group Inc.(a)	37,861	125,699
WebMediaBrands Inc.(a)	27,149	10,860
Zix Corp.(a)(b)	89,451	92,135

		8,470,111
INVESTMENT COMPANIES – 1.19%
Capital Southwest Corp.	3,440	262,782
Gladstone Capital Corp.(b)	26,198	163,999
Gladstone Investment Corp.	26,385	100,791
Harris & Harris Group Inc.(a)	27,478	101,669
Hercules Technology Growth Capital Inc.	48,136	240,680
Highland Distressed Opportunities Inc.	28,579	56,872
Kayne Anderson Energy Development Co.	17,883	167,027
Kohlberg Capital Corp.	23,375	71,528
Medallion Financial Corp.	27,658	204,946
MVC Capital Inc.	33,909	285,175
NGP Capital Resources Co.	24,655	122,535
Patriots Capital Funding Inc.	27,287	49,935
PennantPark Investment Corp.	31,838	119,393
Prospect Capital Corp.	39,777	338,900
TICC Capital Corp.	37,233	130,502
UTEK Corp.(a)(b)	11,288	70,098

		2,486,832
IRON & STEEL – 0.06%
General Steel Holdings Inc.(a)(b)	14,109	37,107
Universal Stainless & Alloy Products Inc.(a)	8,678	83,916

		121,023
LEISURE TIME – 0.25%
Aldila Inc.	15,898	89,665
Ambassadors Group Inc.	23,034	187,036
Ambassadors International Inc.(a)	27,499	10,725
Arctic Cat Inc.	16,006	61,303
Escalade Inc.(a)	16,474	10,543

Multimedia Games Inc.(a)	33,150	71,273
Nautilus Inc.(a)	33,768	21,274
Town Sports International Holdings Inc.(a)	23,580	70,504

		522,323
LODGING – 0.27%
Lodgian Inc.(a)	21,977	46,152
Marcus Corp.	23,739	201,782
Monarch Casino & Resort Inc.(a)	13,672	70,548
Morgans Hotel Group Co.(a)(b)	32,464	100,963
MTR Gaming Group Inc.(a)	36,744	33,070
Red Lion Hotels Corp.(a)	29,836	87,419
Riviera Holdings Corp.(a)	12,216	12,460

		552,394
MACHINERY – 0.83%
Altra Holdings Inc.(a)	31,828	123,493
Bolt Technology Corp.(a)	10,334	73,475
Cascade Corp.	12,071	212,812
Columbus McKinnon Corp.(a)	22,246	193,985
DXP Enterprises Inc.(a)	9,451	97,629
Flow International Corp.(a)	45,568	73,820
Gerber Scientific Inc.(a)	27,756	66,337
Hardinge Inc.	15,977	44,576
Hurco Companies Inc.(a)	7,355	78,184
Intevac Inc.(a)	25,703	133,913
iRobot Corp.(a)(b)	23,672	179,907
Kadant Inc.(a)	15,970	183,974
Key Technology Inc.(a)	10,717	94,310
Park-Ohio Holdings Corp.(a)	10,195	33,236
Presstek Inc.(a)	37,979	78,617
Twin Disc Inc.	10,082	69,767

		1,738,035
MANUFACTURERS – 0.03%
Synalloy Corp.	11,633	61,073

		61,073
MANUFACTURING – 1.54%
AZZ Inc.(a)	13,659	360,461
China Fire & Security Group Inc.(a)	18,373	144,412
Flanders Corp.(a)	17,274	69,787
FreightCar America Inc.	16,755	293,715
GenTek Inc.(a)	13,723	240,015
GP Strategies Corp.(a)	27,298	97,181
Griffon Corp.(a)	58,553	439,148
LSB Industries Inc.(a)	19,618	194,022
Lydall Inc.(a)	19,646	58,349
Myers Industries Inc.	31,101	190,960
Nanophase Technologies Corp.(a)	33,076	29,768
PMFG Inc.(a)	16,694	131,549

Portec Rail Products Inc.	26,667	169,335
Quixote Corp.	16,066	55,749
Reddy Ice Holdings Inc.	32,463	47,721
Smith & Wesson Holding Corp.(a)	40,208	242,052
Standex International Corp.	15,552	143,078
Sturm, Ruger & Co. Inc.(a)	24,827	306,117

		3,213,419
MEDIA – 1.00%
A.H. Belo Corp. Class A	30,788	30,172
Acacia Research Corp. - Acacia Technologies Group(a)	47,270	192,862
Beasley Broadcast Group Inc. Class A	19,746	38,505
Courier Corp.	11,748	178,217
Crown Media Holdings Inc. Class A(a)(b)	18,055	36,832
Cumulus Media Inc. Class A(a)	30,939	31,248
DG FastChannel Inc.(a)	18,251	342,571
Dolan Media Co.(a)	27,838	219,085
Emmis Communications Corp.(a)	65,430	25,518
Entercom Communications Corp.	29,062	31,968
Fisher Communications Inc.	10,543	102,900
4Kids Entertainment Inc.(a)	18,349	20,184
Global Traffic Network Inc.(a)	20,411	61,845
Gray Television Inc.	67,142	21,485
Journal Communications Inc. Class A	52,717	39,538
Lee Enterprises Inc.(b)	57,006	15,962
LodgeNet Interactive Corp.(a)	40,860	64,967
Media General Inc. Class A(b)	26,083	50,079
New Frontier Media Inc.(a)	31,878	52,599
Nexstar Broadcasting Group Inc. Class A(a)	28,015	19,050
Outdoor Channel Holdings Inc.(a)	26,676	181,930
Playboy Enterprises Inc. Class B(a)	34,291	67,553
PRIMEDIA Inc.	41,627	102,819
Private Media Group Inc.(a)	19,976	23,172
Radio One Inc. Class D(a)	157,969	71,086
RHI Entertainment Inc.(a)	4,175	6,346
Saga Communications Inc. Class A(a)	5,584	20,996
Salem Communications Corp. Class A(a)	14,150	7,924
Spanish Broadcasting System Inc. Class A(a)	121,141	18,171

		2,075,584
METAL FABRICATE & HARDWARE – 0.67%
Ampco-Pittsburgh Corp.	9,583	127,071
Dynamic Materials Corp.	14,150	129,614
Hawk Corp. Class A(a)	10,796	124,694
L.B. Foster Co. Class A(a)	17,001	422,135
Ladish Co. Inc.(a)	16,606	120,560
NN Inc.	25,247	31,811
Northwest Pipe Co.(a)	15,496	441,171

		1,397,056

MINING – 0.51%
Allied Nevada Gold Corp.(a)	66,686	390,113
Horsehead Holding Corp.(a)	45,434	249,887
Metalline Mining Co.(a)(b)	41,206	13,598
U.S. Energy Corp.(a)(b)	52,612	99,437
Uranerz Energy Corp.(a)(b)	60,103	36,062
Uranium Energy Corp.(a)	82,403	49,442
Uranium Resources Inc.(a)	64,506	30,318
US Gold Corp.(a)	97,841	199,596

		1,068,453
OIL & GAS – 1.17%
Abraxas Petroleum Corp.(a)	52,145	53,709
Adams Resources & Energy Inc.	7,039	98,616
American Oil & Gas Inc.(a)	54,487	41,955
Approach Resources Inc.(a)	10,179	63,110
BMB Munai Inc.(a)	54,996	31,898
Bronco Drilling Co. Inc.(a)	30,959	162,844
Callon Petroleum Co.(a)	917	1,000
Cano Petroleum Inc.(a)	45,332	19,493
Cheniere Energy Inc.(a)	58,909	250,952
Crusader Energy Group Inc.(a)(b)	37,378	6,354
Double Eagle Petroleum Co.(a)	14,904	77,054
Dune Energy Inc.(a)(b)	52,898	6,877
Edge Petroleum Corp.(a)(b)	50,953	9,900
Endeavour International Corp.(a)	146,517	127,470
Evolution Petroleum Corp.(a)	21,154	40,193
FX Energy Inc.(a)	44,703	124,274
Gasco Energy Inc.(a)	118,363	46,162
GeoGlobal Resources Inc.(a)(b)	42,987	30,951
GeoMet Inc.(a)	22,890	13,276
GeoPetro Resources Co.(a)	64,865	21,405
GeoResources Inc.(a)	10,944	73,544
Harvest Natural Resources Inc.(a)	41,759	141,563
Houston American Energy Corp.	16,935	31,499
Meridian Resource Corp. (The)(a)	90,590	19,024
Northern Oil and Gas Inc.(a)	24,940	89,784
Panhandle Oil and Gas Inc.	10,659	182,482
Petro Resources Corp.(a)	73,185	18,296
Pinnacle Gas Resources Inc.(a)	59,639	16,043
Quest Resource Corp.(a)	50,452	15,792
RAM Energy Resources Inc.(a)	65,324	47,687
SulphCo Inc.(a)(b)	74,872	80,113
Tengasco Inc.(a)	63,861	32,569
Toreador Resources Corp.	17,914	44,964
Tri-Valley Corp.(a)	29,549	33,686
TXCO Resources Inc.(a)(b)	556	229
VAALCO Energy Inc.(a)	71,754	379,579

		2,434,347
OIL & GAS SERVICES – 0.38%
Allis-Chalmers Energy Inc.(a)	8,107	15,647

Boots & Coots International Well Control Inc.(a)	67,020	83,775
Dawson Geophysical Co.(a)	8,640	116,640
Flotek Industries Inc.(a)	4,461	7,004
Geokinetics Inc.(a)	7,503	24,535
Gulf Island Fabrication Inc.	15,842	126,894
Mitcham Industries Inc.(a)	12,276	46,772
Natural Gas Services Group Inc.(a)	13,940	125,460
Omni Energy Services Corp.(a)	25,571	33,498
Particle Drilling Technologies Inc.(a)	53,490	8,558
Superior Well Services Inc.(a)	18,741	96,141
TGC Industries Inc.(a)	14,256	31,221
Trico Marine Services Inc.(a)(b)	1,641	3,446
Union Drilling Inc.(a)	20,584	78,219

		797,810
PACKAGING & CONTAINERS – 0.12%
AEP Industries Inc.(a)	9,230	140,942
Astronics Corp.(a)	9,387	103,257

		244,199
PHARMACEUTICALS – 6.27%
ACADIA Pharmaceuticals Inc.(a)(b)	45,374	43,105
Accelrys Inc.(a)	39,100	155,618
Achillion Pharmaceuticals Inc.(a)	16,002	25,123
Adolor Corp.(a)	59,212	120,792
Advanced Life Sciences Holdings Inc.(a)	46,336	11,579
Akorn Inc.(a)	72,207	62,098
Alexza Pharmaceuticals Inc.(a)	43,021	95,076
Allos Therapeutics Inc.(a)	64,028	395,693
Altus Pharmaceuticals Inc.(a)	54,588	12,009
Anadys Pharmaceuticals Inc.(a)	38,753	263,133
Anika Therapeutics Inc.(a)	19,493	89,083
Animal Health International Inc.(a)	21,393	26,741
Antigenics Inc.(a)(b)	109,770	53,787
Ardea Biosciences Inc.(a)(b)	17,927	184,469
Array BioPharma Inc.(a)	59,219	156,338
AVANIR Pharmaceuticals Inc. Class A(a)(b)	60,599	30,905
AVI BioPharma Inc.(a)(b)	69,873	46,116
Biodel Inc.(a)(b)	14,250	74,243
BioForm Medical Inc.(a)	33,925	41,389
BioScrip Inc.(a)	66,837	156,399
BioSphere Medical Inc.(a)	20,076	40,152
Cadence Pharmaceuticals Inc.(a)	22,604	212,026
Caraco Pharmaceutical Laboratories Ltd.(a)	12,122	42,669
Chelsea Therapeutics International Ltd.(a)	31,373	48,001
CombinatoRX Inc.(a)	46,026	28,536
Cyclacel Pharmaceuticals Inc.(a)	36,545	13,156
Cypress Bioscience Inc.(a)	45,810	325,709
Dendreon Corp.(a)(b)	108,657	456,359
Depomed Inc.(a)	73,210	172,776
Discovery Laboratories Inc.(a)	115,592	141,022

DURECT Corp.(a)	92,008	205,178
Dyax Corp.(a)	77,856	195,419
Dynavax Technologies Corp.(a)	47,071	30,125
Emergent BioSolutions Inc.(a)	17,080	230,751
Emisphere Technologies Inc.(a)	42,114	28,427
Generex Biotechnology Corp.(a)(b)	368,267	106,797
Hi-Tech Pharmacal Co. Inc.(a)	16,615	94,706
Idenix Pharmaceuticals Inc.(a)	32,618	100,463
I-Flow Corp.(a)	26,039	95,042
Infinity Pharmaceuticals Inc.(a)	22,744	186,956
Inspire Pharmaceuticals Inc.(a)	63,128	256,300
ISTA Pharmaceuticals Inc.(a)	38,569	67,881
Javelin Pharmaceuticals Inc.(a)	59,167	85,200
La Jolla Pharmaceutical Co.(a)	27,136	4,871
Ligand Pharmaceuticals Inc. Class B(a)	120,069	357,806
Mannatech Inc.(b)	16,486	54,898
MannKind Corp.(a)(b)	66,101	230,031
Matrixx Initiatives Inc.(a)	16,150	264,860
Medivation Inc.(a)	32,350	591,035
MiddleBrook Pharmaceuticals Inc.(a)(b)	50,736	69,001
Nabi Biopharmaceuticals(a)	70,836	262,093
Neogen Corp.(a)	21,616	471,877
Neurocrine Biosciences Inc.(a)	41,648	147,850
NexMed Inc.(a)	149,494	19,434
Noven Pharmaceuticals Inc.(a)	27,634	261,970
NPS Pharmaceuticals Inc.(a)	54,669	229,610
Nutraceutical International Corp.(a)	12,229	81,934
Obagi Medical Products Inc.(a)	21,809	117,332
Omega Protein Corp.(a)	16,445	43,415
Osiris Therapeutics Inc.(a)(b)	19,310	266,478
Pain Therapeutics Inc.(a)	40,629	170,642
Penwest Pharmaceuticals Co.(a)	51,930	85,165
PetMed Express Inc.(a)	36,459	600,844
Pharmasset Inc.(a)	20,408	200,202
Poniard Pharmaceuticals Inc.(a)	27,486	58,820
POZEN Inc.(a)	31,553	193,104
Progenics Pharmaceuticals Inc.(a)	30,767	202,755
Questcor Pharmaceuticals Inc.(a)(b)	84,160	414,067
Reliv International Inc.	28,700	100,163
Repros Therapeutics Inc.(a)	15,981	94,927
Salix Pharmaceuticals Ltd.(a)	59,237	562,752
Santarus Inc.(a)	76,459	123,099
Schiff Nutrition International Inc.(a)	17,787	80,042
SCOLR Pharma Inc.(a)	60,121	18,036
SIGA Technologies Inc.(a)(b)	34,059	172,679
Somaxon Pharmaceuticals Inc.(a)	25,246	8,584
Spectrum Pharmaceuticals Inc.(a)	47,349	82,861
Star Scientific Inc.(a)(b)	92,929	397,736
Sucampo Pharmaceuticals Inc.(a)	13,697	83,963
Synta Pharmaceuticals Corp.(a)(b)	27,024	57,831
Theragenics Corp.(a)	65,429	79,823

Trimeris Inc.	20,735	36,286
Trubion Pharmaceuticals Inc.(a)	9,382	13,698
USANA Health Sciences Inc.(a)	7,292	163,049
Vanda Pharmaceuticals Inc.(a)	36,143	32,529
VIVUS Inc.(a)	82,092	354,637

		13,070,136
REAL ESTATE – 0.58%
Avatar Holdings Inc.(a)(b)	7,721	115,661
California Coastal Communities Inc.(a)	18,711	11,601
Consolidated-Tomoka Land Co.	7,980	237,006
Grubb & Ellis Co.	36,886	23,238
HFF Inc. Class A(a)	27,933	55,866
Hilltop Holdings Inc.(a)	54,680	623,352
Thomas Properties Group Inc.	35,481	41,868
ZipRealty Inc.(a)	34,099	99,569

		1,208,161
REAL ESTATE INVESTMENT TRUSTS – 2.79%
Agree Realty Corp.	25,470	399,624
Alesco Financial Inc.(b)	55,433	26,608
American Capital Agency Corp.(b)	16,546	283,102
Anworth Mortgage Asset Corp.	100,522	616,200
Arbor Realty Trust Inc.(b)	19,769	14,234
Associated Estates Realty Corp.	14,136	80,292
CapLease Inc.	73,914	145,611
Cedar Shopping Centers Inc.	41,622	72,422
Chimera Investment Corp.	138,321	464,759
Cogdell Spencer Inc.	21,359	108,931
Education Realty Trust Inc.	37,487	130,830
First Potomac Realty Trust	29,958	220,191
Gladstone Commercial Corp.	43,031	382,115
Hersha Hospitality Trust	58,703	111,536
Investors Real Estate Trust	66,034	651,095
Kite Realty Group Trust	28,135	68,931
Mission West Properties Inc.	27,312	174,797
Monmouth Real Estate Investment Corp. Class A	49,909	329,898
One Liberty Properties Inc.	31,529	110,982
PMC Commercial Trust	20,986	116,472
Ramco-Gershenson Properties Trust	21,163	136,501
Sun Communities Inc.	19,483	230,484
Universal Health Realty Income Trust	22,922	670,010
Urstadt Biddle Properties Inc. Class A	15,233	204,427
Vestin Realty Mortgage II Inc.	30,946	73,961

		5,824,013
RETAIL – 4.99%
A.C. Moore Arts & Crafts Inc.(a)	27,486	51,949
AFC Enterprises Inc.(a)	31,531	142,205
Allion Healthcare Inc.(a)	26,573	122,236
America’s Car-Mart Inc.(a)	14,980	203,578

Big 5 Sporting Goods Corp.	29,629	173,922
BJ’s Restaurants Inc.(a)	23,571	327,873
Books-A-Million Inc.	19,027	87,524
Borders Group Inc.(a)	41,453	26,115
Buffalo Wild Wings Inc.(a)(b)	25,032	915,671
Build-A-Bear Workshop Inc.(a)	20,733	125,849
Cache Inc.(a)	12,572	36,207
California Pizza Kitchen Inc.(a)	33,811	442,248
Casual Male Retail Group Inc.(a)	49,456	24,233
Charlotte Russe Holding Inc.(a)	25,284	206,065
Christopher & Banks Corp.	39,287	160,684
Citi Trends Inc.(a)	18,396	421,084
Conn’s Inc.(a)(b)	11,770	165,251
Cosi Inc.(a)(b)	45,768	15,561
Cost Plus Inc.(a)(b)	35,435	33,663
dELiA*s Inc.(a)	36,467	61,265
Denny’s Corp.(a)	111,640	186,439
Design Within Reach Inc.(a)	30,747	16,603
Destination Maternity Corp.(a)	7,022	44,309
Duckwall-ALCO Stores Inc.(a)	594	5,714
Eddie Bauer Holdings Inc.(a)	46,322	19,918
EZCORP Inc.(a)	49,006	566,999
Famous Dave’s of America Inc.(a)	16,766	52,645
FGX International Holdings Ltd.(a)	19,485	226,416
Finish Line Inc. (The) Class A	50,526	334,482
Fred’s Inc.	52,460	591,749
Hastings Entertainment Inc.(a)	13,629	34,345
Haverty Furniture Companies Inc.	21,996	231,618
hhgregg Inc.(a)	18,098	256,087
Hot Topic Inc.(a)	64,276	719,248
Jamba Inc.(a)	94,246	45,238
Kenneth Cole Productions Inc. Class A	10,992	70,239
Kona Grill Inc.(a)	7,497	12,370
Krispy Kreme Doughnuts Inc.(a)	67,046	107,274
Landry’s Restaurants Inc.(b)	14,931	77,940
Lithia Motors Inc. Class A(b)	29,420	66,195
Luby’s Inc.(a)	30,925	151,842
MarineMax Inc.(a)	10,827	21,221
McCormick & Schmick’s Seafood Restaurants Inc.(a)	22,567	88,463
Nathan’s Famous Inc.(a)	10,172	127,150
O’Charley’s Inc.	26,828	80,752
Pantry Inc. (The)(a)	27,246	479,802
PC Mall Inc.(a)	14,016	63,633
Retail Ventures Inc.(a)	37,985	57,737
Rex Stores Corp.(a)	12,071	129,401
Rubio’s Restaurants Inc.(a)	20,687	87,092
Ruby Tuesday Inc.(a)	56,649	165,415
Ruth’s Hospitality Group Inc.(a)	35,513	42,971
Shoe Carnival Inc.(a)	10,641	110,134
Sport Supply Group Inc.	15,373	87,934
Steak n Shake Co. (The)(a)(b)	36,625	277,251

Stein Mart Inc.(a)	31,808	91,925
Susser Holdings Corp.(a)	14,255	191,587
Talbots Inc. (The)	27,628	96,974
Titan Machinery Inc.(a)	8,597	77,287
Tuesday Morning Corp.(a)	39,279	49,884
West Marine Inc.(a)	29,386	157,215
Wet Seal Inc. Class A(a)	107,520	361,267

		10,405,948
SAVINGS & LOANS – 2.96%
Abington Bancorp Inc.	43,148	357,265
American Bancorp of New Jersey Inc.	26,368	249,178
BankAtlantic Bancorp Inc. Class A(b)	14,131	28,403
BankFinancial Corp.	29,026	289,389
Berkshire Hills Bancorp Inc.	18,560	425,395
Cape Bancorp. Inc.(a)	33,431	235,020
CFS Bancorp Inc.	43,645	170,216
Citizens First Bancorp Inc.	17,952	19,568
Danvers Bancorp Inc.	30,812	425,514
ESSA Bancorp Inc.	37,167	494,693
First Financial Holdings Inc.	18,060	138,159
First Financial Northwest Inc.	39,262	327,445
First Place Financial Corp.	22,609	75,966
Flagstar Bancorp Inc.(a)(b)	51,390	38,543
Flushing Financial Corp.	25,449	153,203
Guaranty Financial Group Inc.(a)(b)	46,192	48,502
Legacy Bancorp Inc.	23,533	225,211
OceanFirst Financial Corp.	18,375	187,793
Provident New York Bancorp	53,861	460,512
Rockville Financial Inc.	19,799	180,171
TierOne Corp.	23,565	50,429
United Community Financial Corp.	45,190	54,680
United Financial Bancorp Inc.	38,954	509,908
ViewPoint Financial Group	21,183	254,831
Westfield Financial Inc.	58,762	517,106
WSFS Financial Corp.	10,868	243,008

		6,160,108
SEMICONDUCTORS – 2.73%
Actel Corp.(a)	29,076	294,249
Advanced Analogic Technologies Inc.(a)	53,889	194,000
Amtech Systems Inc.(a)	14,580	47,093
Asyst Technologies Inc.(a)	58,684	16,432
AuthenTec Inc.(a)	21,730	32,160
AXT Inc.(a)	39,269	33,379
Bookham Inc.(a)	131,883	56,710
Cascade Microtech Inc.(a)	13,529	43,699
CEVA Inc.(a)	28,302	206,039
Cirrus Logic Inc.(a)	83,584	314,276
Cohu Inc.	26,251	189,007
DSP Group Inc.(a)	29,331	126,710

EMCORE Corp.(a)(b)	43,700	32,775
Exar Corp.(a)	45,351	282,990
FSI International Inc.(a)	55,950	18,072
Ikanos Communications Inc.(a)	43,996	62,474
Integrated Silicon Solution Inc.(a)	42,827	64,669
IXYS Corp.	29,392	236,900
Kopin Corp.(a)	86,382	200,406
Kulicke and Soffa Industries Inc.(a)	61,236	160,438
Lattice Semiconductor Corp.(a)	130,126	179,574
Leadis Technology Inc.(a)	49,205	29,031
LTX-Credence Corp.(a)	176,885	49,528
Mattson Technology Inc.(a)	59,796	50,288
Microtune Inc.(a)	60,607	110,305
MIPS Technologies Inc. Class A(a)	51,323	150,376
MoSys Inc.(a)	42,111	80,011
Nanometrics Inc.(a)	31,729	38,075
Pericom Semiconductor Corp.(a)	27,792	203,160
Photronics Inc.(a)	47,296	45,404
PLX Technology Inc.(a)	32,978	71,562
QuickLogic Corp.(a)	41,071	72,696
Richardson Electronics Ltd.	26,728	90,341
Rubicon Technology Inc.(a)(b)	15,390	81,721
Rudolph Technologies Inc.(a)	35,224	106,729
Semitool Inc.(a)	30,889	85,871
Supertex Inc.(a)	13,905	321,206
Techwell Inc.(a)	20,229	127,645
Ultra Clean Holdings Inc.(a)	27,178	29,080
Ultratech Inc.(a)	29,480	368,205
Veeco Instruments Inc.(a)	35,975	239,953
Virage Logic Corp.(a)	25,463	82,755
Volterra Semiconductor Corp.(a)	39,528	333,616
White Electronic Designs Corp.(a)	32,807	131,556

		5,691,166
SOFTWARE – 3.22%
Actuate Corp.(a)	71,452	218,643
American Software Inc. Class A	28,137	148,282
AMICAS Inc.(a)	79,414	161,210
Borland Software Corp.(a)	96,687	44,476
Bottomline Technologies Inc.(a)	28,462	187,280
Callidus Software Inc.(a)	44,072	127,809
Computer Programs and Systems Inc.	17,472	581,293
Convera Corp. Class A(a)(b)	35,658	6,597
DemandTec Inc.(a)	26,026	227,728
Digi International Inc.(a)	32,393	248,454
DivX Inc.(a)	32,341	162,675
Double-Take Software Inc.(a)	21,333	144,211
EPIQ Systems Inc.(a)	43,380	782,141
FalconStor Software Inc.(a)	49,595	118,532
GSE Systems Inc.(a)	24,467	145,579
infoGROUP Inc.(a)	39,716	165,219

Interactive Intelligence Inc.(a)	17,297	156,711
Market Leader Inc.(a)	40,172	59,053
MGT Capital Investments Inc.(a)	31,562	15,781
MoneyGram International Inc.(a)	80,582	95,087
Monotype Imaging Holdings Inc.(a)	18,212	68,113
MSC Software Corp.(a)	53,784	303,342
NaviSite Inc.(a)	32,428	12,971
Omnicell Inc.(a)	45,288	354,152
OpenTV Corp. Class A(a)	93,611	141,353
OPNET Technologies Inc.(a)	19,499	169,056
PDF Solutions Inc.(a)	29,008	45,833
Pegasystems Inc.	17,402	323,155
Phoenix Technologies Ltd.(a)	34,496	55,884
PLATO Learning Inc.(a)	39,266	69,893
Quadramed Corp.(a)	12,805	77,342
Schawk Inc.	16,945	102,348
SeaChange International Inc.(a)	39,990	228,743
Smith Micro Software Inc.(a)	35,642	186,408
Softbrands Inc.(a)	57,468	15,516
SourceForge Inc.(a)	101,141	83,947
Taleo Corp. Class A(a)	28,435	336,102
Trident Microsystems Inc.(a)	71,576	104,501
Unica Corp.(a)	19,504	94,204
Versant Corp.(a)	5,526	94,992
Wireless Ronin Technologies Inc.(a)	26,191	52,382

		6,716,998
TELECOMMUNICATIONS – 4.76%
Adaptec Inc.(a)	151,822	364,373
Airvana Inc.(a)	33,410	195,449
Alaska Communications Systems Group Inc.(b)	55,440	371,448
Anaren Inc.(a)	19,769	216,273
Applied Signal Technology Inc.	21,200	428,876
Atlantic Tele-Network Inc.	11,322	217,156
Avanex Corp.(a)	16,686	29,201
Aware Inc.(a)	29,014	60,929
BigBand Networks Inc.(a)	44,154	289,209
CalAmp Corp.(a)	30,000	16,500
Consolidated Communications Holdings Inc.	37,158	381,241
CPI International Inc.(a)	15,553	146,198
D&E Communications Inc.	21,854	117,356
Ditech Networks Inc.(a)	48,609	50,067
EFJohnson Technologies Inc.(a)	35,224	26,418
8x8 Inc.(a)(b)	80,089	46,444
EMS Technologies Inc.(a)	23,446	409,367
Endwave Corp.(a)	12,439	24,380
Extreme Networks Inc.(a)	141,461	215,021
FiberTower Corp.(a)	168,928	33,786
General Communication Inc. Class A(a)	52,112	348,108
GeoEye Inc.(a)	21,035	415,441
Globalstar Inc.(a)(b)	57,094	19,983

Globecomm Systems Inc.(a)	30,937	179,125
Hickory Tech Corp.	32,997	177,524
Hypercom Corp.(a)	61,732	59,263
I.D. Systems Inc.(a)	12,587	51,103
IDT Corp. Class B(a)	30,278	35,122
Iowa Telecommunications Services Inc.	37,030	424,364
iPCS Inc.(a)	21,193	205,784
Knology Inc.(a)	35,187	144,970
KVH Industries Inc.(a)	28,881	143,250
LiveWire Mobile Inc.(a)	74,096	8,892
Loral Space & Communications Inc.(a)	13,696	292,547
MRV Communications Inc.(a)	196,435	60,895
Network Equipment Technologies Inc.(a)	40,052	141,784
Neutral Tandem Inc.(a)	22,361	550,304
Newport Corp.(a)	43,936	194,197
Novatel Wireless Inc.(a)(b)	36,747	206,518
Occam Networks Inc.(a)	37,965	99,848
Oplink Communications Inc.(a)	28,070	216,139
Opnext Inc.(a)	23,979	41,004
ORBCOMM Inc.(a)(b)	41,150	60,491
ParkerVision Inc.(a)(b)	29,869	50,479
Procera Networks Inc.(a)(b)	119,124	75,048
Shenandoah Telecommunications Co.	27,758	632,882
ShoreTel Inc.(a)	60,737	261,776
Soapstone Networks Inc.(a)	28,392	101,643
SureWest Communications	17,704	138,091
Switch & Data Facilities Co. Inc.(a)	23,510	206,183
Symmetricom Inc.(a)	53,504	187,264
Telular Corp.(a)	43,826	78,010
TerreStar Corp.(a)	77,112	43,183
Tollgrade Communications Inc.(a)	18,349	106,424
USA Mobility Inc.	27,839	256,397
Vonage Holdings Corp.(a)(b)	55,865	22,346
Westell Technologies Inc. Class A(a)	118,215	33,100

		9,909,174
TEXTILES – 0.01%
Dixie Group Inc.(a)	21,042	23,146

		23,146
TOYS, GAMES & HOBBIES – 0.05%
RC2 Corp.(a)	20,551	108,304

		108,304
TRANSPORTATION – 1.32%
Air Transport Services Group Inc.(a)	123,919	95,418
Celadon Group Inc.(a)	28,382	157,520
Covenant Transportation Group Class A(a)	18,537	36,333
DHT Maritime Inc.	46,647	179,124
Dynamex Inc.(a)	17,720	231,778
Frozen Food Express Industries Inc.	26,406	79,218

Horizon Lines Inc. Class A(b)	34,389	104,199
International Shipholding Corp.	7,339	144,358
Knightsbridge Tankers Ltd.(b)	25,152	365,962
Marten Transport Ltd.(a)	23,611	441,053
PHI Inc.(a)	18,675	186,377
Saia Inc.(a)	18,539	221,541
Teekay Tankers Ltd. Class A(b)	17,124	162,849
Universal Truckload Services Inc.	11,911	170,804
USA Truck Inc.(a)	13,021	168,362

		2,744,896
TRUCKING & LEASING – 0.03%
Greenbrier Companies Inc. (The)	14,824	54,256

		54,256
WATER – 1.26%
American States Water Co.	23,453	851,813
Connecticut Water Service Inc.	22,249	451,210
Consolidated Water Co. Ltd.	17,556	190,483
Middlesex Water Co.	30,551	439,934
Pure Cycle Corp.(a)	27,965	80,260
SJW Corp.	17,934	456,062
Southwest Water Co.	38,140	164,002

		2,633,764

TOTAL COMMON STOCKS
(Cost: $421,383,167)		208,015,394

Security	Shares	Value
RIGHTS – 0.00%

APPAREL – 0.00%
Mossimo Inc.(a)(c)	21,276	2

		2
PHARMACEUTICALS – 0.00%
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5

		5

TOTAL RIGHTS
(Cost: $0)		7

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.21%

MONEY MARKET FUNDS – 8.21%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(d)(e)(f)	14,322,675	14,322,675
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(d)(e)(f)	2,286,631	2,286,631
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	513,324	513,324

		17,122,630

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,122,630)		17,122,630

TOTAL INVESTMENTS IN SECURITIES – 108.04%
(Cost: $438,505,797)		225,138,031
Other Assets, Less Liabilities – (8.04)%		(16,762,893)

NET ASSETS – 100.00%		$208,375,138

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	63,476	$232,957
Interpublic Group of Companies Inc. (The)(a)(b)	768,697	3,167,032
Lamar Advertising Co. Class A(a)(b)	124,743	1,216,244

		4,616,233
AEROSPACE & DEFENSE – 1.06%
Alliant Techsystems Inc.(a)(b)	53,535	3,585,774
BE Aerospace Inc.(a)	160,926	1,395,228
Goodrich Corp.	203,710	7,718,572
L-3 Communications Holdings Inc.	199,765	13,544,067
Rockwell Collins Inc.	261,799	8,545,119
Spirit AeroSystems Holdings Inc. Class A(a)	169,937	1,694,272

		36,483,032
AGRICULTURE – 0.84%
Bunge Ltd.(b)	197,939	11,213,244
Lorillard Inc.	283,248	17,487,731

		28,700,975
AIRLINES – 0.51%
AMR Corp.(a)	450,903	1,438,381
Continental Airlines Inc. Class B(a)	201,018	1,770,969
Copa Holdings SA Class A	48,246	1,383,213
Delta Air Lines Inc.(a)(b)	974,046	5,483,879
Southwest Airlines Co.	1,191,828	7,544,271

		17,620,713
APPAREL – 0.79%
Coach Inc.(a)	522,851	8,731,612
Guess? Inc.	98,061	2,067,126
Hanesbrands Inc.(a)	152,568	1,460,076
Jones Apparel Group Inc.	138,451	584,263
Liz Claiborne Inc.	151,736	374,788
Phillips-Van Heusen Corp.	83,555	1,895,027
Polo Ralph Lauren Corp.	91,071	3,847,750
VF Corp.	142,190	8,120,471

		27,081,113
AUTO MANUFACTURERS – 0.36%
Ford Motor Co.(a)(b)	3,762,162	9,894,486
General Motors Corp.(b)	851,481	1,651,873
Oshkosh Corp.	120,957	815,250

		12,361,609
AUTO PARTS & EQUIPMENT – 0.30%
Autoliv Inc.	117,498	2,181,938
BorgWarner Inc.	189,133	3,839,400
Federal Mogul Corp. Class A(a)	35,664	238,236

Goodyear Tire & Rubber Co. (The)(a)	389,382	2,437,531
TRW Automotive Holdings Corp.(a)	79,407	255,691
WABCO Holdings Inc.	106,430	1,310,153

		10,262,949
BANKS – 2.67%
Associated Banc-Corp.	206,400	3,186,816
BancorpSouth Inc.	134,538	2,803,772
Bank of Hawaii Corp.	77,972	2,571,517
BOK Financial Corp.	36,012	1,244,215
City National Corp.	65,596	2,215,177
Comerica Inc.	244,929	4,484,650
Commerce Bancshares Inc.	101,127	3,670,910
Cullen/Frost Bankers Inc.	95,483	4,481,972
Discover Financial Services	779,310	4,917,446
Fifth Third Bancorp	813,262	2,374,725
First Citizens BancShares Inc. Class A	9,773	1,288,081
First Horizon National Corp.(b)	343,815	3,692,573
Fulton Financial Corp.	281,420	1,865,815
Huntington Bancshares Inc.(b)	592,749	983,963
KeyCorp	800,197	6,297,550
M&T Bank Corp.(b)	107,079	4,844,254
Marshall & Ilsley Corp.	423,430	2,383,911
Northern Trust Corp.	358,490	21,444,872
Popular Inc.(b)	454,517	990,847
Regions Financial Corp.	1,129,331	4,810,950
Synovus Financial Corp.	456,387	1,483,258
TCF Financial Corp.	206,552	2,429,052
Valley National Bancorp(b)	216,791	2,681,705
Webster Financial Corp.	84,035	357,149
Whitney Holding Corp.	109,047	1,248,588
Wilmington Trust Corp.	108,786	1,054,136
Zions Bancorporation(b)	188,872	1,856,612

		91,664,516
BEVERAGES – 1.20%
Brown-Forman Corp. Class B	169,464	6,580,287
Coca-Cola Enterprises Inc.	519,089	6,846,784
Constellation Brands Inc. Class A(a)	300,169	3,572,011
Dr Pepper Snapple Group Inc.(a)	413,304	6,988,971
Hansen Natural Corp.(a)	117,798	4,240,728
Molson Coors Brewing Co. Class B	188,172	6,450,536
Pepsi Bottling Group Inc.	222,656	4,929,604
PepsiAmericas Inc.	95,138	1,641,130

		41,250,051
BIOTECHNOLOGY – 0.95%
Abraxis BioScience Inc.(a)	11,192	533,635
Charles River Laboratories International Inc.(a)	111,053	3,021,752
Illumina Inc.(a)(b)	199,820	7,441,297
Life Technologies Corp.(a)	270,538	8,787,074

Millipore Corp.(a)	89,827	5,156,968
Vertex Pharmaceuticals Inc.(a)	262,618	7,545,015

		32,485,741
BUILDING MATERIALS – 0.45%
Armstrong World Industries Inc.(a)	32,591	358,827
Eagle Materials Inc.	70,645	1,713,141
Lennox International Inc.	75,607	2,000,561
Martin Marietta Materials Inc.(b)	67,443	5,348,230
Masco Corp.	588,848	4,110,159
Owens Corning(a)	124,185	1,122,632
USG Corp.(a)(b)	111,226	846,430

		15,499,980
CHEMICALS – 2.96%
Airgas Inc.	134,618	4,551,435
Albemarle Corp.	148,682	3,236,807
Ashland Inc.	119,400	1,233,402
Cabot Corp.	104,745	1,100,870
Celanese Corp. Class A	234,510	3,135,399
CF Industries Holdings Inc.	78,834	5,607,462
Cytec Industries Inc.	77,295	1,160,971
Eastman Chemical Co.	123,936	3,321,485
Ecolab Inc.	284,182	9,869,641
FMC Corp.	122,105	5,267,610
Huntsman Corp.	259,551	812,395
International Flavors & Fragrances Inc.	131,272	3,998,545
Intrepid Potash Inc.(a)(b)	53,181	981,189
Lubrizol Corp.	110,570	3,760,486
PPG Industries Inc.	267,252	9,861,599
Rohm and Haas Co.	215,761	17,010,597
RPM International Inc.	210,215	2,676,037
Sherwin-Williams Co. (The)	163,902	8,517,987
Sigma-Aldrich Corp.	198,864	7,515,071
Terra Industries Inc.	166,058	4,664,569
Valhi Inc.	9,132	85,658
Valspar Corp. (The)	163,200	3,259,104

		101,628,319
COAL – 0.45%
Alpha Natural Resources Inc.(a)	114,110	2,025,452
Arch Coal Inc.	234,211	3,131,401
CONSOL Energy Inc.	297,672	7,513,241
Foundation Coal Holdings Inc.	74,007	1,062,000
Massey Energy Co.	138,299	1,399,586
Patriot Coal Corp.(a)(b)	126,774	470,332

		15,602,012
COMMERCIAL SERVICES – 3.70%
Alliance Data Systems Corp.(a)(b)	97,042	3,585,702
Apollo Group Inc. Class A(a)	207,545	16,257,000

Avis Budget Group Inc.(a)	159,453	145,102
Brinks Home Security Holdings Inc.(a)	66,020	1,492,052
Career Education Corp.(a)(b)	145,423	3,484,335
Convergys Corp.(a)	201,710	1,629,817
Corporate Executive Board Co. (The)	54,898	796,021
Corrections Corp. of America(a)	203,151	2,602,364
DeVry Inc.	99,845	4,810,532
Equifax Inc.	210,611	5,149,439
FTI Consulting Inc.(a)	81,481	4,031,680
Genpact Ltd.(a)	100,086	886,762
H&R Block Inc.	529,920	9,639,245
Hertz Global Holdings Inc.(a)(b)	521,110	2,047,962
Hewitt Associates Inc. Class A(a)	158,969	4,730,917
Hillenbrand Inc.	101,899	1,631,403
Iron Mountain Inc.(a)(b)	291,424	6,460,870
ITT Educational Services Inc.(a)(b)	63,263	7,681,393
Lender Processing Services Inc.	159,015	4,867,450
Manpower Inc.	129,405	4,080,140
Monster Worldwide Inc.(a)(b)	193,435	1,576,495
Moody’s Corp.	321,007	7,357,480
Morningstar Inc.(a)(b)	26,173	893,808
Pharmaceutical Product Development Inc.	174,056	4,128,608
Quanta Services Inc.(a)	320,260	6,869,577
R.R. Donnelley & Sons Co.	346,657	2,540,996
Robert Half International Inc.	232,288	4,141,695
SAIC Inc.(a)	330,481	6,170,080
Service Corp. International	422,517	1,474,584
Strayer Education Inc.	23,122	4,158,954
Ticketmaster Entertainment Inc.(a)	58,164	214,625
Tree.com Inc.(a)	9,843	45,475
United Rentals Inc.(a)	94,670	398,561
Weight Watchers International Inc.	57,936	1,074,713

		127,055,837
COMPUTERS – 2.57%
Affiliated Computer Services Inc. Class A(a)	146,217	7,002,332
Brocade Communications Systems Inc.(a)	609,917	2,104,214
Cadence Design Systems Inc.(a)	420,225	1,764,945
Cognizant Technology Solutions Corp. Class A(a)	470,489	9,781,466
Computer Sciences Corp.(a)	246,153	9,068,276
Diebold Inc.	107,426	2,293,545
DST Systems Inc.(a)	65,997	2,284,816
FactSet Research Systems Inc.(b)	69,599	3,479,254
IHS Inc. Class A(a)	70,582	2,906,567
Lexmark International Inc. Class A(a)	126,908	2,140,938
NCR Corp.(a)	258,450	2,054,677
NetApp Inc.(a)(b)	559,489	8,302,817
SanDisk Corp.(a)	365,350	4,621,677
Seagate Technology	788,480	4,738,765
Sun Microsystems Inc.(a)	1,202,897	8,805,206
Synopsys Inc.(a)	230,935	4,787,283

Teradata Corp.(a)	291,623	4,730,125
Unisys Corp.(a)	561,902	297,808
Western Digital Corp.(a)	359,850	6,959,499

		88,124,210
COSMETICS & PERSONAL CARE – 0.61%
Alberto-Culver Co.	142,291	3,217,199
Avon Products Inc.	695,007	13,364,985
Bare Escentuals Inc.(a)	95,875	393,087
Estee Lauder Companies Inc. (The) Class A(b)	159,439	3,930,171

		20,905,442
DISTRIBUTION & WHOLESALE – 0.98%
Central European Distribution Corp.(a)	66,294	713,323
Fastenal Co.(b)	210,333	6,763,258
Genuine Parts Co.	266,811	7,966,976
Ingram Micro Inc. Class A(a)	273,102	3,452,009
LKQ Corp.(a)	219,398	3,130,809
Tech Data Corp.(a)	81,877	1,783,281
W.W. Grainger Inc.	124,603	8,744,639
WESCO International Inc.(a)	68,991	1,250,117

		33,804,412
DIVERSIFIED FINANCIAL SERVICES – 2.46%
Affiliated Managers Group Inc.(a)	66,398	2,769,461
AmeriCredit Corp.(a)(b)	212,482	1,245,145
Ameriprise Financial Inc.	361,823	7,413,753
CIT Group Inc.	628,562	1,791,402
E*TRADE Financial Corp.(a)(b)	741,718	949,399
Eaton Vance Corp.	166,076	3,794,837
Federated Investors Inc. Class B	142,083	3,162,768
GLG Partners Inc.	77,318	219,583
IntercontinentalExchange Inc.(a)	114,933	8,559,060
Invesco Ltd.	631,448	8,751,869
Investment Technology Group Inc.(a)	71,199	1,816,998
Janus Capital Group Inc.	266,876	1,774,725
Jefferies Group Inc.(b)	205,768	2,839,598
Lazard Ltd. Class A	122,864	3,612,202
Legg Mason Inc.	227,262	3,613,466
MF Global Ltd.(a)(b)	161,877	684,740
NASDAQ OMX Group Inc. (The)(a)	219,716	4,302,039
Raymond James Financial Inc.(b)	155,285	3,059,114
SLM Corp.(a)	757,583	3,750,036
Student Loan Corp. (The)	6,296	273,498
T. Rowe Price Group Inc.	422,947	12,206,250
TD Ameritrade Holding Corp.(a)	395,197	5,457,671
Waddell & Reed Financial Inc. Class A	141,854	2,563,302

		84,610,916
ELECTRIC – 7.19%
AES Corp. (The)(a)	1,092,248	6,345,961

Allegheny Energy Inc.	273,939	6,347,167
Alliant Energy Corp.	180,305	4,451,730
Ameren Corp.	341,215	7,912,776
American Electric Power Co. Inc.	654,005	16,520,166
Calpine Corp.(a)(b)	575,560	3,919,564
CenterPoint Energy Inc.	566,083	5,904,246
CMS Energy Corp.	367,867	4,355,545
Consolidated Edison Inc.	443,996	17,586,682
Constellation Energy Group Inc.	324,571	6,705,637
DPL Inc.	185,438	4,179,773
DTE Energy Co.	265,810	7,362,937
Dynegy Inc. Class A(a)	804,141	1,133,839
Edison International	530,600	15,286,586
Great Plains Energy Inc.	192,368	2,591,197
Hawaiian Electric Industries Inc.	145,981	2,005,779
Integrys Energy Group Inc.	124,608	3,244,792
MDU Resources Group Inc.	296,739	4,789,367
Mirant Corp.(a)	234,228	2,670,199
Northeast Utilities	284,830	6,149,480
NRG Energy Inc.(a)(b)	384,596	6,768,890
NSTAR	173,613	5,534,782
NV Energy Inc.	379,650	3,564,913
OGE Energy Corp.	149,259	3,555,349
Pepco Holdings Inc.	356,609	4,450,480
PG&E Corp.	581,797	22,236,281
Pinnacle West Capital Corp.	163,722	4,348,456
PPL Corp.	607,502	17,441,382
Progress Energy Inc.	453,166	16,431,799
Reliant Energy Inc.(a)	562,127	1,793,185
SCANA Corp.	189,653	5,858,381
TECO Energy Inc.	342,994	3,824,383
Wisconsin Energy Corp.	190,441	7,840,456
Xcel Energy Inc.	739,278	13,772,749

		246,884,909
ELECTRICAL COMPONENTS & EQUIPMENT – 0.60%
AMETEK Inc.	174,101	5,444,138
Energizer Holdings Inc.(a)	93,486	4,645,319
General Cable Corp.(a)	85,689	1,698,356
Hubbell Inc. Class B	91,553	2,468,269
Molex Inc.	220,830	3,034,204
SunPower Corp. Class A(a)(b)	134,193	3,191,110

		20,481,396
ELECTRONICS – 1.85%
Agilent Technologies Inc.(a)	562,029	8,638,386
Amphenol Corp. Class A	285,617	8,137,228
Arrow Electronics Inc.(a)	199,026	3,793,436
Avnet Inc.(a)	244,672	4,284,207
AVX Corp.	81,874	743,416
Dolby Laboratories Inc. Class A(a)(b)	81,795	2,790,027

FLIR Systems Inc.(a)(b)	223,338	4,573,962
Garmin Ltd.(b)	195,979	4,156,715
Gentex Corp.	231,372	2,304,465
Itron Inc.(a)	59,854	2,834,087
Jabil Circuit Inc.	337,927	1,878,874
Mettler-Toledo International Inc.(a)	56,317	2,890,752
National Instruments Corp.	92,337	1,722,085
PerkinElmer Inc.	192,472	2,457,867
Thomas & Betts Corp.(a)	86,750	2,170,485
Trimble Navigation Ltd.(a)	198,376	3,031,185
Vishay Intertechnology Inc.(a)	302,957	1,054,290
Waters Corp.(a)	162,543	6,005,964

		63,467,431
ENERGY - ALTERNATE SOURCES – 0.08%
Covanta Holding Corp.(a)	196,821	2,576,387

		2,576,387
ENGINEERING & CONSTRUCTION – 1.17%
AECOM Technology Corp.(a)	177,246	4,622,576
Fluor Corp.	288,926	9,982,393
Jacobs Engineering Group Inc.(a)	198,386	7,669,603
KBR Inc.	275,725	3,807,762
McDermott International Inc.(a)	369,631	4,949,359
Shaw Group Inc. (The)(a)	134,529	3,687,440
URS Corp.(a)	137,186	5,543,686

		40,262,819
ENTERTAINMENT – 0.44%
Ascent Media Corp. Class A(a)	22,717	567,925
DreamWorks Animation SKG Inc. Class A(a)	130,320	2,820,125
International Game Technology	505,472	4,660,452
International Speedway Corp. Class A	52,979	1,168,717
Penn National Gaming Inc.(a)	108,494	2,620,130
Regal Entertainment Group Class A	129,217	1,732,800
Scientific Games Corp. Class A(a)(b)	105,705	1,280,088
Warner Music Group Corp.(a)	88,358	207,641

		15,057,878
ENVIRONMENTAL CONTROL – 0.55%
Nalco Holding Co.	230,286	3,009,838
Republic Services Inc.	531,041	9,107,354
Stericycle Inc.(a)	140,523	6,707,163

		18,824,355
FOOD – 3.24%
Campbell Soup Co.	336,513	9,206,996
ConAgra Foods Inc.	737,778	12,446,315
Corn Products International Inc.	120,222	2,548,706
Dean Foods Co.(a)(b)	220,225	3,981,668
Del Monte Foods Co.	320,869	2,339,135

H.J. Heinz Co.	513,227	16,967,285
Hershey Co. (The)	250,341	8,699,350
Hormel Foods Corp.	115,620	3,666,310
J.M. Smucker Co. (The)	193,422	7,208,838
McCormick & Co. Inc. NVS	183,649	5,430,501
Safeway Inc.	713,304	14,401,608
Sara Lee Corp.	1,150,324	9,294,618
Smithfield Foods Inc.(a)(b)	189,750	1,795,035
SUPERVALU Inc.	345,129	4,928,442
Tyson Foods Inc. Class A	477,506	4,483,781
Whole Foods Market Inc.(b)	227,446	3,821,093

		111,219,681
FOREST PRODUCTS & PAPER – 0.92%
Domtar Corp.(a)	798,879	758,935
International Paper Co.	697,614	4,911,203
MeadWestvaco Corp.	282,945	3,392,511
Plum Creek Timber Co. Inc.	278,734	8,102,797
Rayonier Inc.	128,141	3,872,421
Temple-Inland Inc.	175,047	940,002
Weyerhaeuser Co.	344,061	9,485,762

		31,463,631
GAS – 1.25%
AGL Resources Inc.	123,983	3,289,269
Atmos Energy Corp.	146,473	3,386,456
Energen Corp.	116,351	3,389,305
NiSource Inc.	446,071	4,371,496
Sempra Energy	407,690	18,851,586
Southern Union Co.	181,883	2,768,259
UGI Corp.	173,975	4,107,550
Vectren Corp.	131,687	2,777,279

		42,941,200
HAND & MACHINE TOOLS – 0.39%
Black & Decker Corp. (The)	99,195	3,130,594
Kennametal Inc.	125,530	2,034,841
Lincoln Electric Holdings Inc.	69,324	2,196,878
Snap-On Inc.	93,424	2,344,942
Stanley Works (The)	127,480	3,712,218

		13,419,473
HEALTH CARE - PRODUCTS – 2.94%
Beckman Coulter Inc.	102,413	5,224,087
C.R. Bard Inc.	161,682	12,889,289
Cooper Companies Inc. (The)	73,517	1,943,789
DENTSPLY International Inc.	242,659	6,515,394
Edwards Lifesciences Corp.(a)	89,507	5,426,809
Gen-Probe Inc.(a)	87,632	3,994,267
Henry Schein Inc.(a)	147,238	5,890,992
Hill-Rom Holdings Inc.	100,741	996,328

Hologic Inc.(a)(b)	415,652	5,440,885
IDEXX Laboratories Inc.(a)(b)	98,120	3,392,990
Intuitive Surgical Inc.(a)(b)	63,056	6,013,020
Inverness Medical Innovations Inc.(a)	126,492	3,368,482
Kinetic Concepts Inc.(a)	91,725	1,937,232
Patterson Companies Inc.(a)(b)	196,678	3,709,347
ResMed Inc.(a)	126,112	4,456,798
St. Jude Medical Inc.(a)	553,063	20,092,779
TECHNE Corp.	62,687	3,429,606
Varian Medical Systems Inc.(a)	204,879	6,236,517

		100,958,611
HEALTH CARE - SERVICES – 1.80%
Brookdale Senior Living Inc.(b)	56,836	287,022
Community Health Systems Inc.(a)	157,124	2,410,282
Covance Inc.(a)	102,502	3,652,146
Coventry Health Care Inc.(a)	246,135	3,184,987
DaVita Inc.(a)	170,528	7,494,706
Health Management Associates Inc. Class A(a)	397,936	1,026,675
Health Net Inc.(a)	173,614	2,513,931
Humana Inc.(a)	275,780	7,192,342
Laboratory Corp. of America Holdings(a)	181,266	10,602,248
LifePoint Hospitals Inc.(a)	88,360	1,843,190
Lincare Holdings Inc.(a)(b)	119,194	2,598,429
Mednax Inc.(a)	76,887	2,265,860
Quest Diagnostics Inc.	257,647	12,233,080
Tenet Healthcare Corp.(a)	786,921	912,828
Universal Health Services Inc. Class B	76,783	2,943,860
WellCare Health Plans Inc.(a)	67,061	754,436

		61,916,022
HOLDING COMPANIES - DIVERSIFIED – 0.18%
Leucadia National Corp.(a)(b)	289,145	4,305,369
Walter Industries Inc.	86,140	1,970,022

		6,275,391
HOME BUILDERS – 0.67%
Centex Corp.	201,568	1,511,760
D.R. Horton Inc.	513,328	4,979,282
KB Home	121,893	1,606,550
Lennar Corp. Class A	221,345	1,662,301
M.D.C. Holdings Inc.	55,611	1,731,727
NVR Inc.(a)	7,284	3,115,731
Pulte Homes Inc.(b)	343,708	3,756,728
Thor Industries Inc.(b)	57,273	894,604
Toll Brothers Inc.(a)(b)	211,347	3,838,062

		23,096,745
HOME FURNISHINGS – 0.14%
Harman International Industries Inc.	94,433	1,277,678
Whirlpool Corp.(b)	122,746	3,632,054

		4,909,732

HOUSEHOLD PRODUCTS & WARES – 0.91%
Avery Dennison Corp.	172,717	3,858,498
Church & Dwight Co. Inc.	114,236	5,966,546
Clorox Co. (The)	224,486	11,556,539
Fortune Brands Inc.	250,324	6,145,454
Jarden Corp.(a)(b)	111,267	1,409,753
Scotts Miracle-Gro Co. (The) Class A	70,443	2,444,372

		31,381,162
HOUSEWARES – 0.13%
Newell Rubbermaid Inc.	451,145	2,878,305
Toro Co. (The)	57,701	1,395,210

		4,273,515
INSURANCE – 5.28%
Alleghany Corp.(a)	8,409	2,277,409
Allied World Assurance Holdings Ltd.	79,703	3,031,105
American Financial Group Inc.	128,708	2,065,764
American National Insurance Co.	25,422	1,332,367
Aon Corp.	452,192	18,458,477
Arch Capital Group Ltd.(a)	75,087	4,044,186
Arthur J. Gallagher & Co.	150,611	2,560,387
Assurant Inc.	192,248	4,187,161
Axis Capital Holdings Ltd.	221,670	4,996,442
Brown & Brown Inc.	187,693	3,549,275
CIGNA Corp.	457,357	8,044,910
Cincinnati Financial Corp.	236,892	5,417,720
CNA Financial Corp.	44,974	411,962
Conseco Inc.(a)	299,895	275,903
Endurance Specialty Holdings Ltd.	80,434	2,006,024
Erie Indemnity Co. Class A	52,428	1,791,989
Everest Re Group Ltd.	100,927	7,145,632
Fidelity National Financial Inc.	348,584	6,800,874
First American Corp.	150,746	3,996,276
Genworth Financial Inc. Class A	712,634	1,354,005
Hanover Insurance Group Inc. (The)	83,560	2,408,199
HCC Insurance Holdings Inc.	187,716	4,728,566
Lincoln National Corp.	420,911	2,815,895
Markel Corp.(a)	16,180	4,593,178
Marsh & McLennan Companies Inc.	833,125	16,870,781
MBIA Inc.(a)(b)	266,815	1,222,013
Mercury General Corp.	43,474	1,291,178
MGIC Investment Corp.(b)	204,743	290,735
Old Republic International Corp.	375,867	4,066,881
OneBeacon Insurance Group Ltd.	40,654	392,718
PartnerRe Ltd.	88,292	5,480,284
Principal Financial Group Inc.	421,748	3,449,899
Progressive Corp. (The)(a)	1,103,364	14,829,212
Protective Life Corp.	113,541	596,090

Reinsurance Group of America Inc.	111,076	3,597,752
RenaissanceRe Holdings Ltd.	99,368	4,912,754
StanCorp Financial Group Inc.	78,995	1,799,506
Torchmark Corp.	137,790	3,614,232
Transatlantic Holdings Inc.	43,743	1,560,313
Unitrin Inc.	66,630	931,487
Unum Group	564,112	7,051,400
W.R. Berkley Corp.	234,006	5,276,835
Wesco Financial Corp.	2,179	601,404
White Mountains Insurance Group Ltd.	12,064	2,073,922
XL Capital Ltd. Class A	539,305	2,944,605

		181,147,707
INTERNET – 1.24%
Akamai Technologies Inc.(a)	274,245	5,320,353
Equinix Inc.(a)(b)	53,295	2,992,514
Expedia Inc.(a)	338,450	3,073,126
F5 Networks Inc.(a)(b)	133,046	2,787,314
HLTH Corp.(a)	165,367	1,711,548
IAC/InterActiveCorp.(a)	149,673	2,279,520
Liberty Media Corp. - Liberty Interactive Group Series A(a)	965,357	2,799,535
McAfee Inc.(a)	246,404	8,254,534
Priceline.com Inc.(a)(b)	66,242	5,218,545
Sohu.com Inc.(a)(b)	45,948	1,898,112
VeriSign Inc.(a)	317,524	5,991,678
WebMD Health Corp. Class A(a)(b)	12,829	286,087

		42,612,866
INVESTMENT COMPANIES – 0.03%
Allied Capital Corp.(b)	292,128	464,484
American Capital Ltd.(b)	350,324	655,106

		1,119,590
IRON & STEEL – 0.45%
AK Steel Holding Corp.	181,776	1,294,245
Allegheny Technologies Inc.	164,079	3,598,252
Carpenter Technology Corp.	72,023	1,016,965
Cliffs Natural Resources Inc.	184,524	3,350,956
Reliance Steel & Aluminum Co.	102,367	2,695,323
Schnitzer Steel Industries Inc. Class A	35,054	1,100,345
Steel Dynamics Inc.	264,689	2,331,910

		15,387,996
LEISURE TIME – 0.21%
Harley-Davidson Inc.	385,037	5,155,645
Interval Leisure Group Inc.(a)	58,164	308,269
Royal Caribbean Cruises Ltd.(b)	223,160	1,787,512

		7,251,426
LODGING – 0.50%
Boyd Gaming Corp.(b)	89,773	334,853

Choice Hotels International Inc.(b)	49,340	1,273,959
Marriott International Inc. Class A	481,375	7,875,295
MGM MIRAGE(a)(b)	199,972	465,935
Orient-Express Hotels Ltd. Class A(b)	76,051	311,809
Starwood Hotels & Resorts Worldwide Inc.	303,295	3,851,846
Wyndham Worldwide Corp.	285,725	1,200,045
Wynn Resorts Ltd.(a)(b)	100,448	2,005,947

		17,319,689
MACHINERY – 1.10%
AGCO Corp.(a)	149,067	2,921,713
Bucyrus International Inc.	121,254	1,840,636
Cummins Inc.	330,810	8,419,114
Flowserve Corp.	93,595	5,252,551
Gardner Denver Inc.(a)	85,016	1,848,248
Graco Inc.	97,904	1,671,221
IDEX Corp.	133,905	2,928,503
Joy Global Inc.	166,197	3,539,996
Manitowoc Co. Inc. (The)	210,287	687,638
Rockwell Automation Inc.	239,395	5,228,387
Terex Corp.(a)	153,918	1,423,741
Zebra Technologies Corp. Class A(a)	98,776	1,878,720

		37,640,468
MANUFACTURING – 2.81%
AptarGroup Inc.	110,526	3,441,780
Brink’s Co. (The)	65,781	1,740,565
Carlisle Companies Inc.	98,882	1,941,054
Cooper Industries Ltd. Class A	283,423	7,329,319
Crane Co.	82,877	1,398,964
Donaldson Co. Inc.	127,055	3,410,156
Dover Corp.	308,440	8,136,647
Eastman Kodak Co.	435,270	1,654,026
Eaton Corp.	268,075	9,881,244
Harsco Corp.	136,734	3,031,393
Ingersoll-Rand Co. Ltd. Class A	510,327	7,042,513
ITT Corp.	295,893	11,383,004
Leggett & Platt Inc.	255,186	3,314,866
Pall Corp.	199,296	4,071,617
Parker Hannifin Corp.	273,177	9,282,554
Pentair Inc.	161,029	3,489,498
Roper Industries Inc.	145,623	6,181,696
SPX Corp.	80,114	3,766,159
Teleflex Inc.	64,332	2,514,738
Textron Inc.	406,893	2,335,566
Trinity Industries Inc.	131,051	1,197,806

		96,545,165
MEDIA – 2.04%
Cablevision Systems Corp.	360,847	4,669,360
CBS Corp. Class B	958,121	3,679,185

Central European Media Enterprises Ltd. Class A(a)(b)	58,556	671,052
CTC Media Inc.(a)	83,235	379,552
Discovery Communications Inc. Class C(a)	458,396	6,715,501
Dish Network Corp. Class A(a)	332,625	3,695,464
E.W. Scripps Co. (The) Class A	45,829	61,869
Gannett Co. Inc.	368,608	810,938
Hearst-Argyle Television Inc.	35,756	148,745
John Wiley & Sons Inc. Class A	65,324	1,945,349
Liberty Global Inc. Series A(a)	448,787	6,534,339
Liberty Media Corp. - Liberty Capital Group Series A(a)	157,533	1,099,580
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	841,420	16,786,329
McGraw-Hill Companies Inc. (The)	523,266	11,967,093
Meredith Corp.(b)	64,154	1,067,523
New York Times Co. (The) Class A(b)	234,030	1,057,816
Scripps Networks Interactive Inc. Class A	140,631	3,165,604
Sirius XM Radio Inc.(a)	6,171,674	2,160,086
Washington Post Co. (The) Class B	10,029	3,581,356

		70,196,741
METAL FABRICATE & HARDWARE – 0.56%
Commercial Metals Co.	186,631	2,155,588
Precision Castparts Corp.	226,856	13,588,674
Timken Co. (The)	133,320	1,861,147
Valmont Industries Inc.	30,606	1,536,727

		19,142,136
MINING – 0.26%
Century Aluminum Co.(a)	85,512	180,430
Titanium Metals Corp.(b)	139,032	760,505
Vulcan Materials Co.(b)	178,283	7,896,154

		8,837,089
MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	43,974	459,968

		459,968
OFFICE & BUSINESS EQUIPMENT – 0.42%
Pitney Bowes Inc.	338,079	7,894,145
Xerox Corp.	1,465,129	6,666,337

		14,560,482
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	98,762	494,798

		494,798
OIL & GAS – 4.45%
Atwood Oceanics Inc.(a)	91,306	1,514,767
Cabot Oil & Gas Corp.	167,568	3,949,578
Cimarex Energy Co.	134,775	2,477,164

CNX Gas Corp.(a)	44,680	1,059,363
Continental Resources Inc.(a)(b)	48,519	1,029,088
Denbury Resources Inc.(a)	401,038	5,959,425
Diamond Offshore Drilling Inc.	112,015	7,041,263
Encore Acquisition Co.(a)	86,118	2,003,966
ENSCO International Inc.	235,256	6,210,758
EQT Corp.	213,247	6,681,028
Forest Oil Corp.(a)	157,397	2,069,771
Frontier Oil Corp.	168,335	2,153,005
Helmerich & Payne Inc.	170,410	3,880,236
Holly Corp.	69,066	1,464,199
Mariner Energy Inc.(a)	142,805	1,106,739
Murphy Oil Corp.	309,391	13,851,435
Nabors Industries Ltd.(a)	457,327	4,568,697
Newfield Exploration Co.(a)	214,352	4,865,790
Noble Energy Inc.	280,459	15,111,131
Patterson-UTI Energy Inc.	252,112	2,258,924
Petrohawk Energy Corp.(a)	408,765	7,860,551
Pioneer Natural Resources Co.	194,089	3,196,646
Plains Exploration & Production Co.(a)	175,234	3,019,282
Pride International Inc.(a)	273,277	4,913,520
Quicksilver Resources Inc.(a)(b)	178,185	987,145
Range Resources Corp.	251,336	10,344,990
Rowan Companies Inc.	184,326	2,206,382
SandRidge Energy Inc.(a)	170,164	1,121,381
Southwestern Energy Co.(a)	556,894	16,534,183
St. Mary Land & Exploration Co.	99,850	1,321,015
Sunoco Inc.	190,336	5,040,097
Tesoro Corp.	224,207	3,020,068
Unit Corp.(a)	77,370	1,618,580
W&T Offshore Inc.	47,932	294,782
Whiting Petroleum Corp.(a)(b)	82,312	2,127,765

		152,862,714
OIL & GAS SERVICES – 1.32%
BJ Services Co.	479,691	4,772,925
Cameron International Corp.(a)	352,877	7,738,593
Dresser-Rand Group Inc.(a)	140,175	3,097,867
Exterran Holdings Inc.(a)(b)	100,476	1,609,626
FMC Technologies Inc.(a)	208,724	6,547,672
Global Industries Ltd.(a)(b)	189,650	728,256
Helix Energy Solutions Group Inc.(a)	149,627	769,083
Hercules Offshore Inc.(a)	146,186	230,974
Key Energy Services Inc.(a)	200,853	578,457
Oceaneering International Inc.(a)	89,692	3,306,944
Oil States International Inc.(a)	80,878	1,085,383
SEACOR Holdings Inc.(a)	34,120	1,989,537
Smith International Inc.	351,382	7,547,685
Superior Energy Services Inc.(a)	132,282	1,705,115
Tetra Technologies Inc.(a)	123,071	399,981
Tidewater Inc.	84,875	3,151,409

		45,259,507

PACKAGING & CONTAINERS – 1.00%
Ball Corp.	159,356	6,916,050
Bemis Co. Inc.	162,715	3,412,134
Crown Holdings Inc.(a)	261,449	5,942,736
Greif Inc. Class A	54,207	1,804,551
Owens-Illinois Inc.(a)	271,408	3,919,132
Packaging Corp. of America	167,911	2,186,201
Pactiv Corp.(a)	212,107	3,094,641
Sealed Air Corp.	260,359	3,592,954
Sonoco Products Co.	162,561	3,410,530

		34,278,929
PHARMACEUTICALS – 3.37%
Allergan Inc.	496,685	23,721,673
AmerisourceBergen Corp.	248,015	8,100,170
Amylin Pharmaceuticals Inc.(a)(b)	221,760	2,605,680
BioMarin Pharmaceutical Inc.(a)(b)	160,485	1,981,990
Cephalon Inc.(a)(b)	110,374	7,516,469
Endo Pharmaceuticals Holdings Inc.(a)	195,701	3,459,994
Express Scripts Inc.(a)	342,744	15,824,490
Forest Laboratories Inc.(a)	496,335	10,899,517
Herbalife Ltd.	100,209	1,501,131
Hospira Inc.(a)	259,132	7,996,813
King Pharmaceuticals Inc.(a)	403,040	2,849,493
Mead Johnson Nutrition Co. Class A(a)	56,165	1,621,484
Mylan Inc.(a)(b)	496,290	6,655,249
NBTY Inc.(a)	86,793	1,222,045
Omnicare Inc.	173,247	4,242,819
Perrigo Co.	126,275	3,135,408
Sepracor Inc.(a)	174,959	2,564,899
VCA Antech Inc.(a)	137,487	3,100,332
Warner Chilcott Ltd. Class A(a)	149,092	1,568,448
Watson Pharmaceuticals Inc.(a)	169,803	5,282,571

		115,850,675
PIPELINES – 1.11%
El Paso Corp.	1,144,069	7,150,431
National Fuel Gas Co.	132,193	4,054,359
ONEOK Inc.	170,251	3,852,780
Questar Corp.	282,230	8,306,029
Spectra Energy Corp.	1,030,801	14,575,526

		37,939,125
REAL ESTATE – 0.17%
CB Richard Ellis Group Inc. Class A(a)	353,287	1,423,747
Forest City Enterprises Inc. Class A	118,666	427,198
Jones Lang LaSalle Inc.	56,427	1,312,492
St. Joe Co. (The)(a)	149,834	2,508,221

		5,671,658

REAL ESTATE INVESTMENT TRUSTS – 3.64%
Alexandria Real Estate Equities Inc.	52,572	1,913,621
AMB Property Corp.	158,788	2,286,547
Annaly Capital Management Inc.	875,703	12,146,001
Apartment Investment and Management Co. Class A(b)	190,856	1,045,891
AvalonBay Communities Inc.(b)	124,914	5,878,453
Boston Properties Inc.	194,959	6,829,414
Brandywine Realty Trust	142,469	406,037
BRE Properties Inc. Class A	78,133	1,533,751
Camden Property Trust	85,763	1,850,766
CapitalSource Inc.(b)	318,250	388,265
CBL & Associates Properties Inc.(b)	109,309	257,969
Developers Diversified Realty Corp.	209,290	445,788
Digital Realty Trust Inc.(b)	123,363	4,093,184
Douglas Emmett Inc.	196,066	1,448,928
Duke Realty Corp.	237,363	1,305,496
Equity Residential	440,563	8,084,331
Essex Property Trust Inc.(b)	43,651	2,502,948
Federal Realty Investment Trust(b)	95,069	4,373,174
General Growth Properties Inc.(b)	425,706	302,251
HCP Inc.	409,998	7,318,464
Health Care REIT Inc.(b)	176,945	5,412,748
Hospitality Properties Trust	152,659	1,831,908
Host Hotels & Resorts Inc.	844,713	3,311,275
HRPT Properties Trust	370,352	1,181,423
iStar Financial Inc.(b)	172,939	485,959
Kilroy Realty Corp.	52,813	907,855
Kimco Realty Corp.	374,963	2,857,218
Liberty Property Trust	159,951	3,029,472
Macerich Co. (The)(b)	121,199	758,706
Mack-Cali Realty Corp.	106,127	2,102,376
Nationwide Health Properties Inc.(b)	166,535	3,695,412
ProLogis(b)	424,023	2,756,149
Public Storage	206,056	11,384,594
Regency Centers Corp.(b)	114,008	3,029,193
SL Green Realty Corp.(b)	93,423	1,008,968
Taubman Centers Inc.	85,641	1,459,323
UDR Inc.	242,455	2,087,538
Ventas Inc.	213,101	4,818,214
Vornado Realty Trust	221,712	7,369,707
Weingarten Realty Investors	120,349	1,145,722

		125,045,039
RETAIL – 7.31%
Abercrombie & Fitch Co. Class A	140,966	3,354,991
Advance Auto Parts Inc.	155,377	6,382,887
American Eagle Outfitters Inc.	282,303	3,455,389
AnnTaylor Stores Corp.(a)	97,959	509,387
AutoNation Inc.(a)(b)	187,373	2,600,737
AutoZone Inc.(a)(b)	57,874	9,411,470

Barnes & Noble Inc.(b)	58,955	1,260,458
Bed Bath & Beyond Inc.(a)(b)	421,688	10,436,778
Big Lots Inc.(a)(b)	131,837	2,739,573
BJ’s Wholesale Club Inc.(a)(b)	97,045	3,104,470
Brinker International Inc.	164,735	2,487,498
Burger King Holdings Inc.	130,916	3,004,522
CarMax Inc.(a)	355,426	4,421,499
Chipotle Mexican Grill Inc. Class A(a)(b)	53,773	3,569,452
Copart Inc.(a)(b)	103,195	3,060,764
Darden Restaurants Inc.	228,115	7,815,220
Dick’s Sporting Goods Inc.(a)(b)	137,271	1,958,857
Dollar Tree Inc.(a)	146,574	6,529,872
Family Dollar Stores Inc.	227,528	7,592,609
Foot Locker Inc.	250,719	2,627,535
GameStop Corp. Class A(a)	265,912	7,450,854
Gap Inc. (The)	792,824	10,298,784
HSN Inc.(a)	58,164	298,963
J.C. Penney Co. Inc.	361,531	7,255,927
Kohl’s Corp.(a)	503,079	21,290,303
Limited Brands Inc.	438,477	3,814,750
Macy’s Inc.	687,192	6,116,009
MSC Industrial Direct Co. Inc. Class A	72,463	2,251,425
Nordstrom Inc.(b)	296,677	4,969,340
Office Depot Inc.(a)	447,204	585,837
OfficeMax Inc.	123,985	386,833
O’Reilly Automotive Inc.(a)(b)	218,895	7,663,514
Panera Bread Co. Class A(a)(b)	43,314	2,421,253
Penske Automotive Group Inc.	67,381	628,665
PetSmart Inc.	206,651	4,331,405
RadioShack Corp.	211,839	1,815,460
Rite Aid Corp.(a)	801,434	288,516
Ross Stores Inc.	217,148	7,791,270
Saks Inc.(a)(b)	235,270	439,955
Sears Holdings Corp.(a)(b)	90,125	4,119,614
Signet Jewelers Ltd.	138,834	1,589,649
Starbucks Corp.(a)	1,185,600	13,172,016
Tiffany & Co.(b)	205,548	4,431,615
Tim Hortons Inc.	300,839	7,632,285
TJX Companies Inc. (The)	691,635	17,733,521
Urban Outfitters Inc.(a)	185,618	3,038,567
Williams-Sonoma Inc.	155,029	1,562,692
Yum! Brands Inc.	771,469	21,199,968

		250,902,958
SAVINGS & LOANS – 0.94%
Astoria Financial Corp.	136,309	1,252,680
Capitol Federal Financial	35,525	1,343,200
Hudson City Bancorp Inc.	845,475	9,883,603
New York Community Bancorp Inc.	558,974	6,243,740
People’s United Financial Inc.	563,473	10,125,610
TFS Financial Corp.	138,824	1,683,935

Washington Federal Inc.	142,319	1,891,420

		32,424,188
SEMICONDUCTORS – 3.90%
Advanced Micro Devices Inc.(a)(b)	1,085,542	3,310,903
Altera Corp.	488,266	8,569,068
Analog Devices Inc.	472,506	9,105,191
Atmel Corp.(a)	723,056	2,624,693
Broadcom Corp. Class A(a)	837,217	16,727,596
Cree Inc.(a)(b)	145,520	3,424,086
Cypress Semiconductor Corp.(a)	224,862	1,522,316
Fairchild Semiconductor International Inc. Class A(a)	202,304	754,594
Integrated Device Technology Inc.(a)	279,620	1,272,271
International Rectifier Corp.(a)	118,365	1,599,111
Intersil Corp. Class A	200,437	2,305,025
KLA-Tencor Corp.	277,411	5,548,220
Lam Research Corp.(a)(b)	203,707	4,638,408
Linear Technology Corp.	361,342	8,303,639
LSI Corp.(a)	1,037,307	3,153,413
Marvell Technology Group Ltd.(a)	790,394	7,240,009
MEMC Electronic Materials Inc.(a)	370,482	6,109,248
Microchip Technology Inc.	301,345	6,385,501
Micron Technology Inc.(a)(b)	1,241,492	5,040,458
National Semiconductor Corp.	372,093	3,821,395
Novellus Systems Inc.(a)	161,863	2,691,782
NVIDIA Corp.(a)	903,477	8,908,283
ON Semiconductor Corp.(a)(b)	660,944	2,577,682
QLogic Corp.(a)(b)	197,303	2,194,009
Rambus Inc.(a)	168,891	1,597,709
Silicon Laboratories Inc.(a)(b)	75,533	1,994,071
Teradyne Inc.(a)	276,854	1,212,621
Varian Semiconductor Equipment Associates Inc.(a)	120,053	2,600,348
Xilinx Inc.(b)	454,824	8,714,428

		133,946,078
SOFTWARE – 4.51%
Activision Blizzard Inc.(a)	966,597	10,110,605
ANSYS Inc.(a)	137,999	3,463,775
Autodesk Inc.(a)	364,548	6,128,052
BMC Software Inc.(a)	311,075	10,265,475
Broadridge Financial Solutions Inc.	227,951	4,242,168
CA Inc.	632,518	11,138,642
Cerner Corp.(a)(b)	110,117	4,841,844
Citrix Systems Inc.(a)	299,131	6,772,326
Compuware Corp.(a)	399,898	2,635,328
Dun & Bradstreet Corp. (The)	90,964	7,004,228
Electronic Arts Inc.(a)(b)	518,590	9,433,152
Fidelity National Information Services Inc.	318,292	5,792,914
Fiserv Inc.(a)	266,993	9,734,565
Global Payments Inc.	129,333	4,321,016

IMS Health Inc.	295,309	3,682,503
Intuit Inc.(a)	522,782	14,115,114
Metavante Technologies Inc.(a)	145,472	2,903,621
MSCI Inc. Class A(a)	71,625	1,211,179
Novell Inc.(a)	571,000	2,432,460
Nuance Communications Inc.(a)	320,286	3,478,306
Paychex Inc.	527,012	13,528,398
Red Hat Inc.(a)	310,927	5,546,938
Salesforce.com Inc.(a)(b)	171,491	5,612,900
SEI Investments Co.	219,174	2,676,115
Total System Services Inc.	265,412	3,665,340

		154,736,964
TELECOMMUNICATIONS – 3.64%
ADC Telecommunications Inc.(a)	156,655	687,715
Amdocs Ltd.(a)	319,682	5,920,511
American Tower Corp. Class A(a)	645,823	19,652,394
CenturyTel Inc.	162,824	4,578,611
Ciena Corp.(a)	141,483	1,100,738
Clearwire Corp. Class A(a)(b)	106,906	550,566
CommScope Inc.(a)	113,219	1,286,168
Crown Castle International Corp.(a)	459,971	9,388,008
EchoStar Corp.(a)	67,584	1,002,271
Embarq Corp.	240,299	9,095,317
Frontier Communications Corp.	527,245	3,785,619
Harris Corp.	219,638	6,356,324
JDS Uniphase Corp.(a)	342,094	1,111,806
Juniper Networks Inc.(a)(b)	854,918	12,875,065
Leap Wireless International Inc.(a)	85,249	2,972,633
Level 3 Communications Inc.(a)(b)	2,522,570	2,320,764
MetroPCS Communications Inc.(a)(b)	397,018	6,781,067
NeuStar Inc. Class A(a)	125,951	2,109,679
NII Holdings Inc. Class B(a)	272,110	4,081,650
Qwest Communications International Inc.	2,449,582	8,377,570
SBA Communications Corp. Class A(a)(b)	190,171	4,430,984
Telephone and Data Systems Inc.	169,470	4,492,650
Tellabs Inc.(a)	644,350	2,951,123
United States Cellular Corp.(a)	27,203	906,948
Virgin Media Inc.	481,299	2,310,235
Windstream Corp.	727,155	5,860,869

		124,987,285
TEXTILES – 0.23%
Cintas Corp.	214,951	5,313,589
Mohawk Industries Inc.(a)	90,817	2,712,704

		8,026,293
TOYS, GAMES & HOBBIES – 0.34%
Hasbro Inc.	200,610	5,029,293
Mattel Inc.	589,472	6,796,612

		11,825,905

TRANSPORTATION – 1.26%
Alexander & Baldwin Inc.	67,145	1,277,769
C.H. Robinson Worldwide Inc.	277,745	12,667,949
Con-way Inc.	74,147	1,329,456
Expeditors International Washington Inc.	347,378	9,827,324
Frontline Ltd.(b)	79,047	1,374,627
J.B. Hunt Transport Services Inc.	132,597	3,196,914
Kansas City Southern Industries Inc.(a)	148,575	1,888,388
Kirby Corp.(a)	87,312	2,325,992
Landstar System Inc.	85,854	2,873,533
Overseas Shipholding Group Inc.	34,738	787,510
Ryder System Inc.	93,197	2,638,407
Teekay Corp.	68,655	976,961
UTi Worldwide Inc.	161,401	1,928,742

		43,093,572
TRUCKING & LEASING – 0.05%
GATX Corp.	78,721	1,592,526

		1,592,526
WATER – 0.19%
American Water Works Co. Inc.(b)	102,981	1,981,354
Aqua America Inc.	217,759	4,355,180

		6,336,534

TOTAL COMMON STOCKS
(Cost: $5,597,255,807)		3,426,664,469

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.98%

MONEY MARKET FUNDS – 8.98%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	263,487,582	263,487,582
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	42,066,084	42,066,084

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	2,885,490	2,885,490

		308,439,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $308,439,156)		308,439,156

TOTAL INVESTMENTS IN SECURITIES – 108.77%
(Cost: $5,905,694,963)		3,735,103,625
Other Assets, Less Liabilities – (8.77)%		(301,095,373)

NET ASSETS – 100.00%		$3,434,008,252

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.22%
Clear Channel Outdoor Holdings Inc. Class A(a)	46,198	$169,547
Interpublic Group of Companies Inc. (The)(a)(b)	602,263	2,481,324
Lamar Advertising Co. Class A(a)(b)	116,235	1,133,291

		3,784,162
AEROSPACE & DEFENSE – 1.61%
Alliant Techsystems Inc.(a)	21,293	1,426,205
BE Aerospace Inc.(a)	137,740	1,194,206
Goodrich Corp.	186,703	7,074,177
L-3 Communications Holdings Inc.	141,897	9,620,617
Rockwell Collins Inc.	239,943	7,831,739

		27,146,944
AGRICULTURE – 0.50%
Lorillard Inc.	136,055	8,400,036

		8,400,036
AIRLINES – 0.17%
AMR Corp.(a)	208,530	665,211
Copa Holdings SA Class A	32,994	945,938
Delta Air Lines Inc.(a)	219,749	1,237,187

		2,848,336
APPAREL – 0.97%
Coach Inc.(a)	479,215	8,002,890
Guess? Inc.	90,625	1,910,375
Hanesbrands Inc.(a)	141,521	1,354,356
Phillips-Van Heusen Corp.	67,338	1,527,226
Polo Ralph Lauren Corp.	83,760	3,538,860

		16,333,707
AUTO MANUFACTURERS – 0.03%
Oshkosh Corp.	75,873	511,384

		511,384
AUTO PARTS & EQUIPMENT – 0.34%
BorgWarner Inc.	151,612	3,077,724
Goodyear Tire & Rubber Co. (The)(a)	232,581	1,455,957
WABCO Holdings Inc.	98,986	1,218,518

		5,752,199
BANKS – 1.06%
Northern Trust Corp.	296,724	17,750,030

		17,750,030
BEVERAGES – 0.50%
Brown-Forman Corp. Class B	114,933	4,462,849
Hansen Natural Corp.(a)	108,295	3,898,620

		8,361,469

BIOTECHNOLOGY – 1.50%
Abraxis BioScience Inc.(a)	10,053	479,327
Charles River Laboratories International Inc.(a)	46,212	1,257,429
Illumina Inc.(a)(b)	183,143	6,820,245
Life Technologies Corp.(a)	156,480	5,082,470
Millipore Corp.(a)	82,237	4,721,226
Vertex Pharmaceuticals Inc.(a)	240,709	6,915,570

		25,276,267
BUILDING MATERIALS – 0.49%
Eagle Materials Inc.	57,855	1,402,984
Lennox International Inc.	69,553	1,840,372
Martin Marietta Materials Inc.(b)	57,141	4,531,281
USG Corp.(a)(b)	54,146	412,051

		8,186,688
CHEMICALS – 3.57%
Airgas Inc.	123,606	4,179,119
Albemarle Corp.	137,185	2,986,517
Ashland Inc.	8,568	88,507
Celanese Corp. Class A	186,037	2,487,315
CF Industries Holdings Inc.	72,318	5,143,979
Ecolab Inc.	260,476	9,046,331
FMC Corp.	43,163	1,862,052
Huntsman Corp.	25,597	80,119
International Flavors & Fragrances Inc.	120,318	3,664,886
Intrepid Potash Inc.(a)	28,537	526,508
PPG Industries Inc.	27,129	1,001,060
Rohm and Haas Co.	167,124	13,176,056
Sherwin-Williams Co. (The)	150,226	7,807,245
Sigma-Aldrich Corp.	96,377	3,642,087
Terra Industries Inc.	152,762	4,291,085
Valhi Inc.	3,315	31,095

		60,013,961
COAL – 0.85%
Alpha Natural Resources Inc.(a)	105,967	1,880,914
Arch Coal Inc.	215,949	2,887,238
CONSOL Energy Inc.	272,837	6,886,406
Foundation Coal Holdings Inc.	68,014	976,001
Massey Energy Co.	126,046	1,275,586
Patriot Coal Corp.(a)(b)	113,219	420,042

		14,326,187
COMMERCIAL SERVICES – 4.95%
Alliance Data Systems Corp.(a)(b)	88,783	3,280,532
Apollo Group Inc. Class A(a)	190,238	14,901,343
Brinks Home Security Holdings Inc.(a)	60,950	1,377,470
Corporate Executive Board Co. (The)	51,029	739,920

Corrections Corp. of America(a)	166,708	2,135,529
DeVry Inc.	91,543	4,410,542
Equifax Inc.	102,840	2,514,438
FTI Consulting Inc.(a)	74,873	3,704,716
Genpact Ltd.(a)	88,023	779,884
H&R Block Inc.	485,712	8,835,101
Hertz Global Holdings Inc.(a)	25,928	101,897
Hewitt Associates Inc. Class A(a)	145,386	4,326,687
Hillenbrand Inc.	93,056	1,489,827
Iron Mountain Inc.(a)(b)	267,095	5,921,496
ITT Educational Services Inc.(a)(b)	57,967	7,038,353
Lender Processing Services Inc.	33,328	1,020,170
Manpower Inc.	8,812	277,842
Monster Worldwide Inc.(a)	179,761	1,465,052
Morningstar Inc.(a)(b)	24,418	833,875
Pharmaceutical Product Development Inc.	159,620	3,786,186
Quanta Services Inc.(a)	228,232	4,895,576
Robert Half International Inc.	213,367	3,804,334
SAIC Inc.(a)	50,455	941,995
Strayer Education Inc.	21,279	3,827,454
Ticketmaster Entertainment Inc.(a)	6,948	25,638
Tree.com Inc.(a)	1,158	5,350
Weight Watchers International Inc.	45,680	847,364

		83,288,571
COMPUTERS – 2.45%
Affiliated Computer Services Inc. Class A(a)	37,054	1,774,516
Brocade Communications Systems Inc.(a)	77,467	267,261
Cognizant Technology Solutions Corp. Class A(a)	431,246	8,965,604
Diebold Inc.	82,780	1,767,353
DST Systems Inc.(a)	49,779	1,723,349
FactSet Research Systems Inc.(b)	63,585	3,178,614
IHS Inc. Class A(a)	64,946	2,674,476
NCR Corp.(a)	213,566	1,697,850
NetApp Inc.(a)(b)	512,796	7,609,893
SanDisk Corp.(a)	67,054	848,233
Seagate Technology	350,821	2,108,434
Teradata Corp.(a)	131,020	2,125,144
Unisys Corp.(a)	286,761	151,983
Western Digital Corp.(a)	330,496	6,391,793

		41,284,503
COSMETICS & PERSONAL CARE – 0.99%
Alberto-Culver Co.	16,510	373,291
Avon Products Inc.	637,057	12,250,606
Bare Escentuals Inc.(a)	88,602	363,268
Estee Lauder Companies Inc. (The) Class A(b)	146,151	3,602,622

		16,589,787
DISTRIBUTION & WHOLESALE – 1.12%
Central European Distribution Corp.(a)	65,411	703,822

Fastenal Co.(b)	192,780	6,198,841
LKQ Corp.(a)	201,755	2,879,044
Tech Data Corp.(a)	10,969	238,905
W.W. Grainger Inc.	114,199	8,014,486
WESCO International Inc.(a)	46,732	846,784

		18,881,882
DIVERSIFIED FINANCIAL SERVICES – 2.89%
Affiliated Managers Group Inc.(a)	60,873	2,539,013
E*TRADE Financial Corp.(a)(b)	131,143	167,863
Eaton Vance Corp.	153,245	3,501,648
Federated Investors Inc. Class B	131,099	2,918,264
GLG Partners Inc.	71,690	203,600
IntercontinentalExchange Inc.(a)	105,334	7,844,223
Invesco Ltd.	73,693	1,021,385
Investment Technology Group Inc.(a)	59,801	1,526,122
Janus Capital Group Inc.	227,024	1,509,710
Lazard Ltd. Class A	113,251	3,329,579
MF Global Ltd.(a)(b)	65,590	277,446
NASDAQ OMX Group Inc. (The)(a)	109,410	2,142,248
SLM Corp.(a)	620,736	3,072,643
T. Rowe Price Group Inc.	387,678	11,188,387
TD Ameritrade Holding Corp.(a)	362,909	5,011,773
Waddell & Reed Financial Inc. Class A	130,425	2,356,780

		48,610,684
ELECTRIC – 2.70%
AES Corp. (The)(a)	1,002,869	5,826,669
Allegheny Energy Inc.	250,927	5,813,979
Calpine Corp.(a)(b)	527,015	3,588,972
CenterPoint Energy Inc.	329,431	3,435,965
Constellation Energy Group Inc.	272,246	5,624,602
DPL Inc.	12,776	287,971
Mirant Corp.(a)	140,734	1,604,368
NRG Energy Inc.(a)	133,545	2,350,392
NV Energy Inc.	92,794	871,336
PPL Corp.	556,860	15,987,451

		45,391,705
ELECTRICAL COMPONENTS & EQUIPMENT – 0.92%
AMETEK Inc.	159,546	4,989,003
Energizer Holdings Inc.(a)	85,826	4,264,694
General Cable Corp.(a)	78,753	1,560,884
Hubbell Inc. Class B	36,486	983,663
Molex Inc.	58,102	798,321
SunPower Corp. Class A(a)(b)	122,586	2,915,095

		15,511,660
ELECTRONICS – 2.80%
Agilent Technologies Inc.(a)	514,999	7,915,535
Amphenol Corp. Class A	261,785	7,458,255

Arrow Electronics Inc.(a)	12,191	232,360
Avnet Inc.(a)	98,289	1,721,040
AVX Corp.	5,994	54,426
Dolby Laboratories Inc. Class A(a)	75,331	2,569,540
FLIR Systems Inc.(a)(b)	205,011	4,198,625
Garmin Ltd.(b)	179,606	3,809,443
Gentex Corp.	213,437	2,125,833
Itron Inc.(a)	55,043	2,606,286
Jabil Circuit Inc.	151,819	844,114
Mettler-Toledo International Inc.(a)	51,732	2,655,404
National Instruments Corp.	84,041	1,567,365
PerkinElmer Inc.	79,044	1,009,392
Trimble Navigation Ltd.(a)	181,807	2,778,011
Waters Corp.(a)	149,460	5,522,547

		47,068,176
ENERGY - ALTERNATE SOURCES – 0.14%
Covanta Holding Corp.(a)	179,677	2,351,972

		2,351,972
ENGINEERING & CONSTRUCTION – 1.88%
AECOM Technology Corp.(a)	145,852	3,803,820
Fluor Corp.	264,824	9,149,669
Jacobs Engineering Group Inc.(a)	181,837	7,029,818
KBR Inc.	206,249	2,848,299
McDermott International Inc.(a)	338,336	4,530,319
Shaw Group Inc. (The)(a)	124,217	3,404,788
URS Corp.(a)	22,915	925,995

		31,692,708
ENTERTAINMENT – 0.62%
DreamWorks Animation SKG Inc. Class A(a)	119,466	2,585,244
International Game Technology	462,984	4,268,712
Penn National Gaming Inc.(a)	99,827	2,410,822
Scientific Games Corp. Class A(a)(b)	96,174	1,164,667
Warner Music Group Corp.(a)	20,583	48,370

		10,477,815
ENVIRONMENTAL CONTROL – 0.74%
Nalco Holding Co.	194,714	2,544,912
Republic Services Inc.	214,790	3,683,649
Stericycle Inc.(a)	128,692	6,142,469

		12,371,030
FOOD – 1.60%
Campbell Soup Co.	153,918	4,211,196
Dean Foods Co.(a)(b)	158,765	2,870,471
H.J. Heinz Co.	261,087	8,631,536
Hershey Co. (The)	115,648	4,018,768
J.M. Smucker Co. (The)	34,973	1,303,444
McCormick & Co. Inc. NVS	63,446	1,876,098

Tyson Foods Inc. Class A	48,271	453,265
Whole Foods Market Inc.(b)	209,307	3,516,358

		26,881,136
FOREST PRODUCTS & PAPER – 0.17%
Plum Creek Timber Co. Inc.	82,928	2,410,717
Rayonier Inc.	14,092	425,860

		2,836,577
GAS – 0.04%
Energen Corp.	20,849	607,331

		607,331
HAND & MACHINE TOOLS – 0.11%
Kennametal Inc.	23,682	383,885
Lincoln Electric Holdings Inc.	43,849	1,389,575

		1,773,460
HEALTH CARE - PRODUCTS – 5.04%
Beckman Coulter Inc.	75,916	3,872,475
C.R. Bard Inc.	148,201	11,814,584
DENTSPLY International Inc.	222,174	5,965,372
Edwards Lifesciences Corp.(a)	81,951	4,968,689
Gen-Probe Inc.(a)	80,746	3,680,403
Henry Schein Inc.(a)	125,053	5,003,371
Hill-Rom Holdings Inc.	12,385	122,488
Hologic Inc.(a)	190,818	2,497,808
IDEXX Laboratories Inc.(a)(b)	90,374	3,125,133
Intuitive Surgical Inc.(a)(b)	57,894	5,520,772
Inverness Medical Innovations Inc.(a)	58,611	1,560,811
Kinetic Concepts Inc.(a)	83,971	1,773,468
Patterson Companies Inc.(a)(b)	181,306	3,419,431
ResMed Inc.(a)	115,334	4,075,904
St. Jude Medical Inc.(a)	506,969	18,418,184
TECHNE Corp.	57,851	3,165,028
Varian Medical Systems Inc.(a)	187,538	5,708,657

		84,692,578
HEALTH CARE - SERVICES – 2.30%
Community Health Systems Inc.(a)	31,630	485,204
Covance Inc.(a)	93,870	3,344,588
Coventry Health Care Inc.(a)	47,541	615,181
DaVita Inc.(a)	130,035	5,715,038
Health Management Associates Inc. Class A(a)	247,660	638,963
Health Net Inc.(a)	8,464	122,559
Humana Inc.(a)	143,477	3,741,880
Laboratory Corp. of America Holdings(a)	166,152	9,718,230
Lincare Holdings Inc.(a)(b)	99,146	2,161,383
Mednax Inc.(a)	60,258	1,775,803
Quest Diagnostics Inc.	193,890	9,205,897
Tenet Healthcare Corp.(a)	396,166	459,553

WellCare Health Plans Inc.(a)	62,819	706,714

		38,690,993
HOLDING COMPANIES - DIVERSIFIED – 0.11%
Walter Industries Inc.	78,873	1,803,825

		1,803,825
HOME BUILDERS – 0.08%
NVR Inc.(a)	524	224,141
Pulte Homes Inc.	73,923	807,978
Thor Industries Inc.(b)	15,363	239,970

		1,272,089
HOME FURNISHINGS – 0.05%
Harman International Industries Inc.	64,872	877,718

		877,718
HOUSEHOLD PRODUCTS & WARES – 0.62%
Church & Dwight Co. Inc.	104,540	5,460,124
Clorox Co. (The)	63,654	3,276,908
Scotts Miracle-Gro Co. (The) Class A	50,814	1,763,246

		10,500,278
HOUSEWARES – 0.08%
Toro Co. (The)	52,870	1,278,397

		1,278,397
INSURANCE – 0.21%
Axis Capital Holdings Ltd.	47,194	1,063,753
Brown & Brown Inc.	41,777	790,003
CIGNA Corp.	58,526	1,029,472
Erie Indemnity Co. Class A	3,736	127,696
Transatlantic Holdings Inc.	9,449	337,046
W.R. Berkley Corp.	10,681	240,857

		3,588,827
INTERNET – 1.78%
Akamai Technologies Inc.(a)	251,810	4,885,114
Equinix Inc.(a)(b)	48,618	2,729,901
F5 Networks Inc.(a)(b)	121,866	2,553,093
HLTH Corp.(a)	43,010	445,153
IAC/InterActiveCorp.(a)	17,350	264,241
McAfee Inc.(a)(b)	202,810	6,794,135
Priceline.com Inc.(a)(b)	60,795	4,789,430
Sohu.com Inc.(a)(b)	42,126	1,740,225
VeriSign Inc.(a)	290,658	5,484,716
WebMD Health Corp. Class A(a)(b)	11,348	253,060

		29,939,068
IRON & STEEL – 0.50%
AK Steel Holding Corp.	167,186	1,190,364

Allegheny Technologies Inc.	151,098	3,313,579
Carpenter Technology Corp.	4,604	65,008
Cliffs Natural Resources Inc.	170,428	3,094,972
Schnitzer Steel Industries Inc. Class A	4,065	127,600
Steel Dynamics Inc.	65,427	576,412

		8,367,935
LEISURE TIME – 0.25%
Harley-Davidson Inc.(b)	313,575	4,198,769
Interval Leisure Group Inc.(a)	6,948	36,824

		4,235,593
LODGING – 0.81%
Boyd Gaming Corp.	10,134	37,800
Choice Hotels International Inc.	15,350	396,337
Marriott International Inc. Class A	441,214	7,218,261
MGM MIRAGE(a)(b)	171,712	400,089
Orient-Express Hotels Ltd. Class A(b)	59,986	245,943
Starwood Hotels & Resorts Worldwide Inc.	280,122	3,557,549
Wynn Resorts Ltd.(a)(b)	92,410	1,845,428

		13,701,407
MACHINERY – 1.65%
AGCO Corp.(a)(b)	100,343	1,966,723
Bucyrus International Inc.	111,866	1,698,126
Cummins Inc.	303,218	7,716,898
Flowserve Corp.	38,945	2,185,593
Graco Inc.	90,071	1,537,512
IDEX Corp.	108,854	2,380,637
Joy Global Inc.	152,568	3,249,698
Manitowoc Co. Inc. (The)	193,670	633,301
Rockwell Automation Inc.	219,053	4,784,118
Zebra Technologies Corp. Class A(a)	84,480	1,606,810

		27,759,416
MANUFACTURING – 3.37%
AptarGroup Inc.	19,450	605,673
Brink’s Co. (The)	60,752	1,607,498
Carlisle Companies Inc.	9,713	190,666
Cooper Industries Ltd. Class A	197,780	5,114,591
Donaldson Co. Inc.	116,459	3,125,760
Dover Corp.	247,364	6,525,462
Eaton Corp.	111,393	4,105,946
Harsco Corp.	126,358	2,801,357
Ingersoll-Rand Co. Ltd. Class A	81,815	1,129,047
ITT Corp.	205,573	7,908,393
Pall Corp.	182,670	3,731,948
Parker Hannifin Corp.	250,383	8,508,014
Roper Industries Inc.	133,462	5,665,462
SPX Corp.	73,357	3,448,513
Textron Inc.	372,929	2,140,612

		56,608,942

MEDIA – 1.89%
Central European Media Enterprises Ltd. Class A(a)(b)	53,034	607,770
CTC Media Inc.(a)	76,902	350,673
Dish Network Corp. Class A(a)	305,196	3,390,728
John Wiley & Sons Inc. Class A	59,866	1,782,809
Liberty Global Inc. Series A(a)	197,422	2,874,464
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	771,263	15,386,697
McGraw-Hill Companies Inc. (The)	238,847	5,462,431
Sirius XM Radio Inc.(a)	5,691,337	1,991,968

		31,847,540
METAL FABRICATE & HARDWARE – 0.83%
Precision Castparts Corp.	207,934	12,455,247
Timken Co. (The)	6,155	85,924
Valmont Industries Inc.	28,191	1,415,470

		13,956,641
MINING – 0.01%
Century Aluminum Co.(a)	37,281	78,663
Titanium Metals Corp.	23,013	125,881

		204,544
MISCELLANEOUS - MANUFACTURING – 0.02%
John Bean Technologies Corp.	40,456	423,170

		423,170
OFFICE & BUSINESS EQUIPMENT – 0.39%
Pitney Bowes Inc.	280,111	6,540,592

		6,540,592
OIL & GAS – 5.68%
Atwood Oceanics Inc.(a)	83,196	1,380,222
Cabot Oil & Gas Corp.	69,570	1,639,765
CNX Gas Corp.(a)	41,195	976,733
Continental Resources Inc.(a)(b)	44,770	949,572
Denbury Resources Inc.(a)	367,213	5,456,785
Diamond Offshore Drilling Inc.	102,675	6,454,150
Encore Acquisition Co.(a)	19,619	456,534
ENSCO International Inc.	201,032	5,307,245
EQT Corp.	195,346	6,120,190
Frontier Oil Corp.	155,349	1,986,914
Holly Corp.	63,892	1,354,510
Mariner Energy Inc.(a)	96,334	746,588
Murphy Oil Corp.	283,589	12,696,280
Nabors Industries Ltd.(a)	61,007	609,460
Noble Energy Inc.	16,594	894,085
Patterson-UTI Energy Inc.	141,809	1,270,609
Petrohawk Energy Corp.(a)	353,313	6,794,209

Plains Exploration & Production Co.(a)	147,092	2,534,395
Pride International Inc.(a)	180,035	3,237,029
Quicksilver Resources Inc.(a)(b)	165,012	914,166
Range Resources Corp.	230,368	9,481,947
Rowan Companies Inc.	59,741	715,100
SandRidge Energy Inc.(a)	157,111	1,035,361
Southwestern Energy Co.(a)	510,457	15,155,468
St. Mary Land & Exploration Co.	37,117	491,058
Sunoco Inc.	103,960	2,752,861
Tesoro Corp.	60,208	811,002
Unit Corp.(a)	53,516	1,119,555
W&T Offshore Inc.	44,066	271,006
Whiting Petroleum Corp.(a)(b)	75,146	1,942,524

		95,555,323
OIL & GAS SERVICES – 1.75%
Cameron International Corp.(a)	323,420	7,092,601
Dresser-Rand Group Inc.(a)	127,976	2,828,270
FMC Technologies Inc.(a)	191,153	5,996,470
Global Industries Ltd.(a)(b)	107,454	412,623
Helix Energy Solutions Group Inc.(a)	11,517	59,197
Key Energy Services Inc.(a)	30,565	88,027
Oceaneering International Inc.(a)	82,633	3,046,679
Oil States International Inc.(a)	49,495	664,223
SEACOR Holdings Inc.(a)	3,722	217,030
Smith International Inc.	322,070	6,918,064
Superior Energy Services Inc.(a)	120,526	1,553,580
Tetra Technologies Inc.(a)	108,964	354,133
Tidewater Inc.	3,973	147,517

		29,378,414
PACKAGING & CONTAINERS – 0.57%
Ball Corp.	22,068	957,751
Crown Holdings Inc.(a)	239,615	5,446,449
Greif Inc. Class A	50,003	1,664,600
Owens-Illinois Inc.(a)	71,021	1,025,543
Packaging Corp. of America	35,332	460,023

		9,554,366
PHARMACEUTICALS – 4.12%
Allergan Inc.	455,287	21,744,506
AmerisourceBergen Corp.	27,610	901,743
Amylin Pharmaceuticals Inc.(a)(b)	204,351	2,401,124
BioMarin Pharmaceutical Inc.(a)(b)	146,354	1,807,472
Cephalon Inc.(a)(b)	101,122	6,886,408
Endo Pharmaceuticals Holdings Inc.(a)	163,070	2,883,078
Express Scripts Inc.(a)	314,170	14,505,229
Forest Laboratories Inc.(a)	39,823	874,513
Herbalife Ltd.	91,740	1,374,265
Hospira Inc.(a)	34,411	1,061,923
Mead Johnson Nutrition Co. Class A(a)	31,269	902,736

Mylan Inc.(a)(b)	84,266	1,130,007
NBTY Inc.(a)	40,330	567,846
Omnicare Inc.	11,358	278,157
Perrigo Co.	116,598	2,895,128
Sepracor Inc.(a)	161,834	2,372,486
VCA Antech Inc.(a)	125,716	2,834,896
Warner Chilcott Ltd. Class A(a)	136,352	1,434,423
Watson Pharmaceuticals Inc.(a)	76,698	2,386,075

		69,242,015
PIPELINES – 0.26%
El Paso Corp.	223,630	1,397,687
Questar Corp.	98,408	2,896,147

		4,293,834
REAL ESTATE – 0.17%
CB Richard Ellis Group Inc. Class A(a)	111,449	449,139
Forest City Enterprises Inc. Class A	109,426	393,934
St. Joe Co. (The)(a)	117,051	1,959,434

		2,802,507
REAL ESTATE INVESTMENT TRUSTS – 0.61%
Apartment Investment and Management Co. Class A	54,590	299,153
Camden Property Trust	50,157	1,082,388
Digital Realty Trust Inc.(b)	76,602	2,541,654
Essex Property Trust Inc.	8,710	499,431
Federal Realty Investment Trust	25,765	1,185,190
General Growth Properties Inc.(b)	213,760	151,770
HCP Inc.	44,611	796,306
Health Care REIT Inc.	18,167	555,729
Kilroy Realty Corp.	4,258	73,195
Macerich Co. (The)(b)	109,819	687,467
Nationwide Health Properties Inc.	14,009	310,860
Taubman Centers Inc.	79,502	1,354,714
Ventas Inc.	34,280	775,071

		10,312,928
RETAIL – 10.35%
Abercrombie & Fitch Co. Class A	129,749	3,088,026
Advance Auto Parts Inc.	142,236	5,843,055
American Eagle Outfitters Inc.	180,841	2,213,494
AnnTaylor Stores Corp.(a)	31,824	165,485
AutoZone Inc.(a)(b)	52,991	8,617,396
Bed Bath & Beyond Inc.(a)	318,096	7,872,876
Big Lots Inc.(a)	121,585	2,526,536
Brinker International Inc.	151,565	2,288,631
Burger King Holdings Inc.	119,482	2,742,112
CarMax Inc.(a)	326,988	4,067,731
Chipotle Mexican Grill Inc. Class A(a)(b)	49,325	3,274,193
Copart Inc.(a)(b)	94,058	2,789,760
Darden Restaurants Inc.	209,057	7,162,293

Dick’s Sporting Goods Inc.(a)	126,422	1,804,042
Dollar Tree Inc.(a)	134,342	5,984,936
Family Dollar Stores Inc.	16,810	560,950
GameStop Corp. Class A(a)	243,715	6,828,894
Gap Inc. (The)	358,977	4,663,111
HSN Inc.(a)	6,948	35,713
Kohl’s Corp.(a)	351,385	14,870,613
Limited Brands Inc.	264,043	2,297,174
MSC Industrial Direct Co. Inc. Class A	66,024	2,051,366
Nordstrom Inc.(b)	271,661	4,550,322
O’Reilly Automotive Inc.(a)(b)	72,887	2,551,774
Panera Bread Co. Class A(a)(b)	39,634	2,215,541
PetSmart Inc.	190,180	3,986,173
Ross Stores Inc.	198,956	7,138,541
Starbucks Corp.(a)	1,086,738	12,073,659
Tiffany & Co.(b)	188,228	4,058,196
Tim Hortons Inc.	275,723	6,995,092
TJX Companies Inc. (The)	633,964	16,254,837
Urban Outfitters Inc.(a)	170,297	2,787,762
Williams-Sonoma Inc.	20,889	210,561
Yum! Brands Inc.	707,170	19,433,032

		174,003,877
SAVINGS & LOANS – 0.21%
Capitol Federal Financial	11,504	434,966
Hudson City Bancorp Inc.	269,221	3,147,193

		3,582,159
SEMICONDUCTORS – 6.19%
Advanced Micro Devices Inc.(a)(b)	125,360	382,348
Altera Corp.	447,523	7,854,029
Analog Devices Inc.	433,087	8,345,586
Atmel Corp.(a)	423,736	1,538,162
Broadcom Corp. Class A(a)	767,425	15,333,151
Cree Inc.(a)(b)	55,409	1,303,774
Cypress Semiconductor Corp.(a)(b)	205,658	1,392,305
Integrated Device Technology Inc.(a)	112,598	512,321
International Rectifier Corp.(a)	23,307	314,878
Intersil Corp. Class A	64,217	738,495
KLA-Tencor Corp.	238,240	4,764,800
Lam Research Corp.(a)(b)	170,847	3,890,186
Linear Technology Corp.	331,181	7,610,539
LSI Corp.(a)	718,034	2,182,823
Marvell Technology Group Ltd.(a)	724,073	6,632,509
MEMC Electronic Materials Inc.(a)	340,160	5,609,238
Microchip Technology Inc.	276,095	5,850,453
Micron Technology Inc.(a)(b)	138,938	564,088
National Semiconductor Corp.	341,638	3,508,622
Novellus Systems Inc.(a)	45,830	762,153
NVIDIA Corp.(a)	828,091	8,164,977
ON Semiconductor Corp.(a)(b)	606,034	2,363,533

Rambus Inc.(a)	155,218	1,468,362
Silicon Laboratories Inc.(a)(b)	69,572	1,836,701
Teradyne Inc.(a)	163,740	717,181
Varian Semiconductor Equipment Associates Inc.(a)	110,701	2,397,784
Xilinx Inc.(b)	416,865	7,987,133

		104,026,131
SOFTWARE – 7.47%
Activision Blizzard Inc.(a)	885,954	9,267,079
ANSYS Inc.(a)	126,593	3,177,484
Autodesk Inc.(a)	333,532	5,606,673
BMC Software Inc.(a)	285,127	9,409,191
Broadridge Financial Solutions Inc.	210,052	3,909,068
CA Inc.	270,757	4,768,031
Cerner Corp.(a)(b)	100,898	4,436,485
Citrix Systems Inc.(a)	273,982	6,202,952
Compuware Corp.(a)	218,835	1,442,123
Dun & Bradstreet Corp. (The)	58,987	4,541,999
Electronic Arts Inc.(a)(b)	475,326	8,646,180
Fidelity National Information Services Inc.	66,214	1,205,095
Fiserv Inc.(a)	244,714	8,922,272
Global Payments Inc.	119,151	3,980,835
IMS Health Inc.	60,048	748,799
Intuit Inc.(a)	479,176	12,937,752
Metavante Technologies Inc.(a)	134,816	2,690,927
MSCI Inc. Class A(a)	65,915	1,114,623
Novell Inc.(a)	239,030	1,018,268
Nuance Communications Inc.(a)	293,086	3,182,914
Paychex Inc.	483,059	12,400,125
Red Hat Inc.(a)	284,567	5,076,675
Salesforce.com Inc.(a)(b)	157,242	5,146,531
SEI Investments Co.	201,671	2,462,403
Total System Services Inc.	244,086	3,370,828

		125,665,312
TELECOMMUNICATIONS – 4.45%
Amdocs Ltd.(a)	124,109	2,298,499
American Tower Corp. Class A(a)	591,983	18,014,043
Ciena Corp.(a)	131,059	1,019,639
Clearwire Corp. Class A(a)(b)	87,617	451,228
CommScope Inc.(a)	104,170	1,183,371
Crown Castle International Corp.(a)	87,259	1,780,956
EchoStar Corp.(a)	4,408	65,371
Embarq Corp.	110,519	4,183,144
Frontier Communications Corp.	108,518	779,159
Harris Corp.	201,372	5,827,706
JDS Uniphase Corp.(a)	164,657	535,135
Juniper Networks Inc.(a)(b)	783,625	11,801,392
Leap Wireless International Inc.(a)	6,765	235,896
Level 3 Communications Inc.(a)(b)	2,306,280	2,121,778
MetroPCS Communications Inc.(a)(b)	363,632	6,210,835

NeuStar Inc. Class A(a)	116,669	1,954,206
NII Holdings Inc. Class B(a)	251,050	3,765,750
Qwest Communications International Inc.	1,116,385	3,818,037
SBA Communications Corp. Class A(a)(b)	174,056	4,055,505
Telephone and Data Systems Inc.	65,633	1,739,931
United States Cellular Corp.(a)	10,137	337,968
Windstream Corp.	334,883	2,699,157

		74,878,706
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	76,660	1,921,866

		1,921,866
TRANSPORTATION – 2.00%
C.H. Robinson Worldwide Inc.	254,575	11,611,166
Con-way Inc.	10,927	195,921
Expeditors International Washington Inc.	318,400	9,007,536
Frontline Ltd.(b)	72,355	1,258,253
J.B. Hunt Transport Services Inc.	122,252	2,947,496
Kansas City Southern Industries Inc.(a)	111,050	1,411,445
Kirby Corp.(a)	80,636	2,148,143
Landstar System Inc.	78,476	2,626,592
Ryder System Inc.	28,394	803,834
UTi Worldwide Inc.	134,718	1,609,880

		33,620,266
TRUCKING & LEASING – 0.01%
GATX Corp.	8,357	169,062

		169,062

TOTAL COMMON STOCKS
(Cost: $3,017,733,231)		1,679,606,686

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.73%

MONEY MARKET FUNDS – 9.73%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	140,040,193	140,040,193
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	22,357,572	22,357,572

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	1,153,277	1,153,277

		163,551,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $163,551,042)		163,551,042

TOTAL INVESTMENTS IN SECURITIES – 109.60%
(Cost: $3,181,284,273)		1,843,157,728
Other Assets, Less Liabilities – (9.60)%		(161,453,494)

NET ASSETS – 100.00%		$1,681,704,234

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.69%

ADVERTISING – 0.03%
Clear Channel Outdoor Holdings Inc. Class A(a)	15,075	$55,325
Interpublic Group of Companies Inc. (The)(a)(b)	123,443	508,585

		563,910
AEROSPACE & DEFENSE – 0.43%
Alliant Techsystems Inc.(a)	33,336	2,232,845
BE Aerospace Inc.(a)	11,140	96,584
L-3 Communications Holdings Inc.	48,685	3,300,843
Spirit AeroSystems Holdings Inc. Class A(a)	185,318	1,847,620

		7,477,892
AGRICULTURE – 1.22%
Bunge Ltd.	215,658	12,217,026
Lorillard Inc.	146,982	9,074,669

		21,291,695
AIRLINES – 0.91%
AMR Corp.(a)	246,673	786,887
Continental Airlines Inc. Class B(a)	220,519	1,942,772
Copa Holdings SA Class A	14,609	418,840
Delta Air Lines Inc.(a)(b)	798,941	4,498,038
Southwest Airlines Co.	1,299,120	8,223,430

		15,869,967
APPAREL – 0.58%
Jones Apparel Group Inc.	155,351	655,581
Liz Claiborne Inc.	163,613	404,124
Phillips-Van Heusen Corp.	10,742	243,629
VF Corp.	154,996	8,851,822

		10,155,156
AUTO MANUFACTURERS – 0.74%
Ford Motor Co.(a)(b)	4,098,836	10,779,939
General Motors Corp.(b)	933,750	1,811,475
Oshkosh Corp.	41,530	279,912

		12,871,326
AUTO PARTS & EQUIPMENT – 0.25%
Autoliv Inc.	129,420	2,403,329
BorgWarner Inc.	26,447	536,874
Federal Mogul Corp. Class A(a)	38,451	256,853
Goodyear Tire & Rubber Co. (The)(a)	153,618	961,649
TRW Automotive Holdings Corp.(a)	87,823	282,790

		4,441,495
BANKS – 4.51%
Associated Banc-Corp.	227,557	3,513,480
BancorpSouth Inc.	145,823	3,038,951
Bank of Hawaii Corp.	84,807	2,796,935
BOK Financial Corp.	39,769	1,374,019
City National Corp.	71,437	2,412,427
Comerica Inc.	268,105	4,909,003
Commerce Bancshares Inc.	109,421	3,971,982
Cullen/Frost Bankers Inc.	104,345	4,897,954
Discover Financial Services	850,779	5,368,415
Fifth Third Bancorp	886,432	2,588,381
First Citizens BancShares Inc. Class A	10,789	1,421,990
First Horizon National Corp.(b)	372,219	3,997,632
Fulton Financial Corp.	307,281	2,037,273
Huntington Bancshares Inc.(b)	647,180	1,074,319
KeyCorp	873,877	6,877,412
M&T Bank Corp.(b)	116,263	5,259,738
Marshall & Ilsley Corp.	456,178	2,568,282
Northern Trust Corp.	37,557	2,246,660

Popular Inc.(b)	493,605	1,076,059
Regions Financial Corp.	1,229,192	5,236,358
Synovus Financial Corp.	491,052	1,595,919
TCF Financial Corp.	225,864	2,656,161
Valley National Bancorp(b)	235,904	2,918,132
Webster Financial Corp.	93,900	399,075
Whitney Holding Corp.	119,779	1,371,470
Wilmington Trust Corp.(b)	120,083	1,163,604
Zions Bancorporation(b)	202,684	1,992,384

		78,764,015
BEVERAGES – 2.01%
Brown-Forman Corp. Class B	48,122	1,868,577
Coca-Cola Enterprises Inc.	565,244	7,455,568
Constellation Brands Inc. Class A(a)	328,315	3,906,948
Dr Pepper Snapple Group Inc.(a)	450,033	7,610,058
Molson Coors Brewing Co. Class B	205,103	7,030,931
Pepsi Bottling Group Inc.	243,520	5,391,533
PepsiAmericas Inc.	102,142	1,761,949

		35,025,564
BIOTECHNOLOGY – 0.31%
Charles River Laboratories International Inc.(a)	65,901	1,793,166
Life Technologies Corp.(a)	109,351	3,551,720

		5,344,886
BUILDING MATERIALS – 0.41%
Armstrong World Industries Inc.(a)	35,493	390,778
Eagle Materials Inc.	8,127	197,080
Martin Marietta Materials Inc.	5,273	418,149
Masco Corp.	643,795	4,493,689
Owens Corning(a)	135,529	1,225,182
USG Corp.(a)(b)	52,865	402,303

		7,127,181
CHEMICALS – 2.26%
Ashland Inc.	120,159	1,241,242
Cabot Corp.	114,756	1,206,086
Celanese Corp. Class A	34,230	457,655
Cytec Industries Inc.	84,392	1,267,568
Eastman Chemical Co.	134,602	3,607,334
FMC Corp.	80,960	3,492,614
Huntsman Corp.	260,273	814,654
Intrepid Potash Inc.(a)	24,732	456,305
Lubrizol Corp.	120,369	4,093,750
PPG Industries Inc.	259,298	9,568,096
Rohm and Haas Co.	36,651	2,889,565
RPM International Inc.	230,449	2,933,616
Sigma-Aldrich Corp.	101,947	3,852,577
Valhi Inc.	6,136	57,556
Valspar Corp. (The)	178,203	3,558,714

		39,497,332
COMMERCIAL SERVICES – 2.27%
Avis Budget Group Inc.(a)	172,210	156,711
Career Education Corp.(a)(b)	158,958	3,808,634
Convergys Corp.(a)	220,797	1,784,040
Corrections Corp. of America(a)	26,520	339,721
Equifax Inc.	107,648	2,631,994
Genpact Ltd.(a)	5,539	49,076
Hertz Global Holdings Inc.(a)(b)	542,346	2,131,420
Lender Processing Services Inc.	133,314	4,080,742
Manpower Inc.	129,475	4,082,347
Moody’s Corp.	349,687	8,014,826
Quanta Services Inc.(a)	77,411	1,660,466
R.R. Donnelley & Sons Co.	379,004	2,778,099
SAIC Inc.(a)	299,415	5,590,078

Service Corp. International	468,125	1,633,756
Ticketmaster Entertainment Inc.(a)	55,206	203,710
Tree.com Inc.(a)	9,165	42,342
United Rentals Inc.(a)(b)	105,548	444,357
Weight Watchers International Inc.	9,057	168,007

		39,600,326
COMPUTERS – 2.69%
Affiliated Computer Services Inc. Class A(a)	115,173	5,515,635
Brocade Communications Systems Inc.(a)	572,117	1,973,804
Cadence Design Systems Inc.(a)	458,384	1,925,213
Computer Sciences Corp.(a)	268,326	9,885,130
Diebold Inc.	19,668	419,912
DST Systems Inc.(a)	13,399	463,873
Lexmark International Inc. Class A(a)	138,437	2,335,432
NCR Corp.(a)	28,101	223,403
SanDisk Corp.(a)(b)	320,291	4,051,681
Seagate Technology	442,764	2,661,012
Sun Microsystems Inc.(a)	1,311,323	9,598,884
Synopsys Inc.(a)	251,632	5,216,331
Teradata Corp.(a)	161,932	2,626,537
Unisys Corp.(a)	271,775	144,041

		47,040,888
COSMETICS & PERSONAL CARE – 0.18%
Alberto-Culver Co.	135,407	3,061,552

		3,061,552
DISTRIBUTION & WHOLESALE – 0.83%
Genuine Parts Co.	290,849	8,684,751
Ingram Micro Inc. Class A(a)	296,963	3,753,612
Tech Data Corp.(a)	76,786	1,672,399
WESCO International Inc.(a)	20,846	377,730

		14,488,492
DIVERSIFIED FINANCIAL SERVICES – 1.98%
AmeriCredit Corp.(a)(b)	232,837	1,364,425
Ameriprise Financial Inc.	394,384	8,080,928
CIT Group Inc.	689,215	1,964,263
E*TRADE Financial Corp.(a)(b)	665,924	852,383
Invesco Ltd.	601,592	8,338,065
Investment Technology Group Inc.(a)	6,248	159,449
Janus Capital Group Inc.	19,298	128,332
Jefferies Group Inc.(b)	223,730	3,087,474
Legg Mason Inc.	245,584	3,904,786
MF Global Ltd.(a)(b)	90,063	380,966
NASDAQ OMX Group Inc. (The)(a)	109,939	2,152,606
Raymond James Financial Inc.(b)	169,578	3,340,687
SLM Corp.(a)	94,647	468,503
Student Loan Corp. (The)	6,767	293,958

		34,516,825
ELECTRIC – 12.34%
Alliant Energy Corp.	196,040	4,840,228
Ameren Corp.	371,897	8,624,291
American Electric Power Co. Inc.	712,596	18,000,175
CenterPoint Energy Inc.	226,510	2,362,499
CMS Energy Corp.	399,900	4,734,816
Consolidated Edison Inc.	483,774	19,162,288
Constellation Energy Group Inc.	29,922	618,189
DPL Inc.	185,233	4,175,152
DTE Energy Co.	289,659	8,023,554
Dynegy Inc. Class A(a)	880,947	1,242,135
Edison International	578,126	16,655,810
Great Plains Energy Inc.	211,342	2,846,777
Hawaiian Electric Industries Inc.	160,313	2,202,701
Integrys Energy Group Inc.	136,041	3,542,508

MDU Resources Group Inc.	324,620	5,239,367
Mirant Corp.(a)	91,980	1,048,572
Northeast Utilities	310,577	6,705,357
NRG Energy Inc.(a)(b)	260,899	4,591,822
NSTAR	189,613	6,044,862
NV Energy Inc.	307,445	2,886,909
OGE Energy Corp.	163,914	3,904,431
Pepco Holdings Inc.	388,827	4,852,561
PG&E Corp.	633,941	24,229,225
Pinnacle West Capital Corp.	178,641	4,744,705
Progress Energy Inc.	494,091	17,915,740
Reliant Energy Inc.(a)	618,196	1,972,045
SCANA Corp.	207,115	6,397,782
TECO Energy Inc.	375,529	4,187,148
Wisconsin Energy Corp.	207,596	8,546,727
Xcel Energy Inc.	806,027	15,016,283

		215,314,659
ELECTRICAL COMPONENTS & EQUIPMENT – 0.22%
Hubbell Inc. Class B	55,653	1,500,405
Molex Inc.	173,510	2,384,027

		3,884,432
ELECTRONICS – 0.76%
Arrow Electronics Inc.(a)	202,988	3,868,951
Avnet Inc.(a)	150,712	2,638,967
AVX Corp.	81,332	738,495
Jabil Circuit Inc.	192,139	1,068,293
PerkinElmer Inc.	117,220	1,496,899
Thomas & Betts Corp.(a)	95,099	2,379,377
Vishay Intertechnology Inc.(a)	329,326	1,146,054

		13,337,036
ENGINEERING & CONSTRUCTION – 0.36%
AECOM Technology Corp.(a)	19,085	497,737
KBR Inc.	56,260	776,951
URS Corp.(a)	122,869	4,965,136

		6,239,824
ENTERTAINMENT – 0.23%
Ascent Media Corp. Class A(a)	25,647	641,175
International Speedway Corp. Class A	57,527	1,269,046
Regal Entertainment Group Class A	141,609	1,898,977
Warner Music Group Corp.(a)(b)	71,091	167,064

		3,976,262
ENVIRONMENTAL CONTROL – 0.33%
Nalco Holding Co.	17,510	228,856
Republic Services Inc.	324,146	5,559,104

		5,787,960
FOOD – 5.12%
Campbell Soup Co.	183,744	5,027,236
ConAgra Foods Inc.	803,821	13,560,460
Corn Products International Inc.	132,263	2,803,976
Dean Foods Co.(a)	52,968	957,661
Del Monte Foods Co.	347,178	2,530,928
H.J. Heinz Co.	248,987	8,231,510
Hershey Co. (The)	135,332	4,702,787
Hormel Foods Corp.	125,882	3,991,718
J.M. Smucker Co. (The)	169,173	6,305,078
McCormick & Co. Inc. NVS	124,313	3,675,935
Safeway Inc.	777,195	15,691,567
Sara Lee Corp.	1,254,015	10,132,441
Smithfield Foods Inc.(a)(b)	208,083	1,968,465
SUPERVALU Inc.	376,507	5,376,520
Tyson Foods Inc. Class A	462,176	4,339,833

		89,296,115

FOREST PRODUCTS & PAPER – 1.77%
Domtar Corp.(a)	869,813	826,322
International Paper Co.	759,113	5,344,156
MeadWestvaco Corp.	308,350	3,697,116
Plum Creek Timber Co. Inc.	204,729	5,951,472
Rayonier Inc.	122,041	3,688,079
Temple-Inland Inc.	190,748	1,024,317
Weyerhaeuser Co.	375,089	10,341,204

		30,872,666
GAS – 2.64%
AGL Resources Inc.	136,309	3,616,278
Atmos Energy Corp.	159,193	3,680,542
Energen Corp.	103,105	3,003,449
NiSource Inc.	486,736	4,770,013
Sempra Energy	444,218	20,540,640
Southern Union Co.	198,885	3,027,030
UGI Corp.	189,782	4,480,753
Vectren Corp.	144,561	3,048,791

		46,167,496
HAND & MACHINE TOOLS – 0.72%
Black & Decker Corp. (The)	108,988	3,439,661
Kennametal Inc.	107,546	1,743,321
Lincoln Electric Holdings Inc.	24,075	762,937
Snap-On Inc.	102,307	2,567,906
Stanley Works (The)	139,688	4,067,715

		12,581,540
HEALTH CARE - PRODUCTS – 0.54%
Beckman Coulter Inc.	21,704	1,107,121
Cooper Companies Inc. (The)	79,229	2,094,815
Henry Schein Inc.(a)	11,145	445,911
Hill-Rom Holdings Inc.	94,948	939,036
Hologic Inc.(a)(b)	227,942	2,983,761
Inverness Medical Innovations Inc.(a)	67,821	1,806,073

		9,376,717
HEALTH CARE - SERVICES – 1.23%
Brookdale Senior Living Inc.(b)	63,009	318,195
Community Health Systems Inc.(a)	131,020	2,009,847
Coventry Health Care Inc.(a)	214,772	2,779,150
DaVita Inc.(a)	31,316	1,376,338
Health Management Associates Inc. Class A(a)	139,676	360,364
Health Net Inc.(a)	178,603	2,586,171
Humana Inc.(a)	130,114	3,393,373
LifePoint Hospitals Inc.(a)	97,060	2,024,672
Lincare Holdings Inc.(a)	11,138	242,808
Mednax Inc.(a)	12,632	372,265
Quest Diagnostics Inc.	50,423	2,394,084
Tenet Healthcare Corp.(a)	359,694	417,245
Universal Health Services Inc. Class B	83,646	3,206,988

		21,481,500
HOLDING COMPANIES - DIVERSIFIED – 0.27%
Leucadia National Corp.(a)(b)	315,145	4,692,509

		4,692,509
HOME BUILDERS – 1.36%
Centex Corp.	219,067	1,643,002
D.R. Horton Inc.	559,559	5,427,722
KB Home	133,696	1,762,113
Lennar Corp. Class A	240,926	1,809,354
M.D.C. Holdings Inc.	61,245	1,907,169
NVR Inc.(a)(b)	7,324	3,132,841

Pulte Homes Inc.(b)	289,040	3,159,207
Thor Industries Inc.(b)	45,052	703,712
Toll Brothers Inc.(a)	232,220	4,217,115

		23,762,235
HOME FURNISHINGS – 0.25%
Harman International Industries Inc.	26,947	364,593
Whirlpool Corp.(b)	133,867	3,961,125

		4,325,718
HOUSEHOLD PRODUCTS & WARES – 1.25%
Avery Dennison Corp.	189,737	4,238,725
Clorox Co. (The)	169,101	8,705,319
Fortune Brands Inc.	272,831	6,698,001
Jarden Corp.(a)(b)	120,571	1,527,635
Scotts Miracle-Gro Co. (The) Class A	16,756	581,433

		21,751,113
HOUSEWARES – 0.18%
Newell Rubbermaid Inc.	493,918	3,151,197

		3,151,197
INSURANCE – 11.07%
Alleghany Corp.(a)	9,243	2,503,282
Allied World Assurance Holdings Ltd.	86,231	3,279,365
American Financial Group Inc.	139,800	2,243,790
American National Insurance Co.	27,752	1,454,482
Aon Corp.	492,709	20,112,381
Arch Capital Group Ltd.(a)	81,904	4,411,349
Arthur J. Gallagher & Co.	165,732	2,817,444
Assurant Inc.	209,854	4,570,620
Axis Capital Holdings Ltd.	184,518	4,159,036
Brown & Brown Inc.	155,992	2,949,809
CIGNA Corp.	429,268	7,550,824
Cincinnati Financial Corp.	258,649	5,915,303
CNA Financial Corp.	48,946	448,345
Conseco Inc.(a)	326,884	300,733
Endurance Specialty Holdings Ltd.	87,866	2,191,378
Erie Indemnity Co. Class A	51,863	1,772,677
Everest Re Group Ltd.	109,959	7,785,097
Fidelity National Financial Inc.	379,751	7,408,942
First American Corp.	163,439	4,332,768
Genworth Financial Inc. Class A	765,996	1,455,392
Hanover Insurance Group Inc. (The)	90,795	2,616,712
HCC Insurance Holdings Inc.	204,682	5,155,940
Lincoln National Corp.	462,397	3,093,436
Markel Corp.(a)	17,564	4,986,068
Marsh & McLennan Companies Inc.	907,764	18,382,221
MBIA Inc.(a)(b)	290,494	1,330,463
Mercury General Corp.	46,889	1,392,603
MGIC Investment Corp.(b)	223,101	316,803
Old Republic International Corp.	410,692	4,443,687
OneBeacon Insurance Group Ltd.	44,863	433,377
PartnerRe Ltd.	96,350	5,980,445
Principal Financial Group Inc.	456,963	3,737,957
Progressive Corp. (The)(a)	1,202,186	16,157,380
Protective Life Corp.	123,520	648,480
Reinsurance Group of America Inc.(b)	122,139	3,956,082
RenaissanceRe Holdings Ltd.	108,705	5,374,375
StanCorp Financial Group Inc.	86,672	1,974,388
Torchmark Corp.	151,468	3,973,006
Transatlantic Holdings Inc.	36,255	1,293,216
Unitrin Inc.	73,571	1,028,523
Unum Group	614,860	7,685,750
W.R. Berkley Corp.	241,544	5,446,817
Wesco Financial Corp.	2,352	649,152
White Mountains Insurance Group Ltd.	13,149	2,260,445

XL Capital Ltd. Class A	588,940	3,215,612

		193,195,955
INTERNET – 0.62%
Expedia Inc.(a)	366,047	3,323,707
HLTH Corp.(a)	128,495	1,329,923
IAC/InterActiveCorp.(a)	141,076	2,148,588
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,053,962	3,056,490
McAfee Inc.(a)(b)	27,631	925,639

		10,784,347
INVESTMENT COMPANIES – 0.07%
Allied Capital Corp.	320,511	509,612
American Capital Ltd.(b)	377,325	705,598

		1,215,210
IRON & STEEL – 0.39%
Carpenter Technology Corp.	73,318	1,035,250
Reliance Steel & Aluminum Co.	111,206	2,928,054
Schnitzer Steel Industries Inc. Class A	33,068	1,038,005
Steel Dynamics Inc.	207,239	1,825,776

		6,827,085
LEISURE TIME – 0.16%
Harley-Davidson Inc.	46,183	618,390
Interval Leisure Group Inc.(a)	55,206	292,592
Royal Caribbean Cruises Ltd.(b)	245,544	1,966,807

		2,877,789
LODGING – 0.15%
Boyd Gaming Corp.(b)	91,710	342,078
Choice Hotels International Inc.(b)	35,551	917,927
MGM MIRAGE(a)(b)	12,514	29,158
Orient-Express Hotels Ltd. Class A(b)	14,005	57,421
Wyndham Worldwide Corp.	312,301	1,311,664

		2,658,248
MACHINERY – 0.46%
AGCO Corp.(a)	44,750	877,100
Flowserve Corp.	55,537	3,116,736
Gardner Denver Inc.(a)	92,236	2,005,211
IDEX Corp.	15,585	340,844
Terex Corp.(a)	168,079	1,554,731
Zebra Technologies Corp. Class A(a)	7,286	138,580

		8,033,202
MANUFACTURING – 2.17%
AptarGroup Inc.	98,235	3,059,038
Carlisle Companies Inc.	97,414	1,912,237
Cooper Industries Ltd. Class A	73,051	1,889,099
Crane Co.	89,275	1,506,962
Dover Corp.	41,942	1,106,430
Eastman Kodak Co.	475,287	1,806,091
Eaton Corp.	160,126	5,902,244
Ingersoll-Rand Co. Ltd. Class A	458,652	6,329,398
ITT Corp.	77,811	2,993,389
Leggett & Platt Inc.	277,143	3,600,088
Pentair Inc.	174,903	3,790,148
Teleflex Inc.	70,049	2,738,215
Trinity Industries Inc.	143,021	1,307,212

		37,940,551
MEDIA – 2.21%
Cablevision Systems Corp.	393,488	5,091,735
CBS Corp. Class B	1,046,484	4,018,499
Discovery Communications Inc. Class C(a)	499,289	7,314,584

E.W. Scripps Co. (The) Class A	49,203	66,424
Gannett Co. Inc.	405,623	892,371
Hearst-Argyle Television Inc.(b)	38,820	161,491
Liberty Global Inc. Series A(a)	254,258	3,701,996
Liberty Media Corp. - Liberty Capital Group Series A(a)	171,439	1,196,644
McGraw-Hill Companies Inc. (The)	286,325	6,548,253
Meredith Corp.(b)	70,413	1,171,672
New York Times Co. (The) Class A(b)	254,539	1,150,516
Scripps Networks Interactive Inc. Class A	154,100	3,468,791
Washington Post Co. (The) Class B	10,871	3,882,034

		38,665,010
METAL FABRICATE & HARDWARE – 0.24%
Commercial Metals Co.	202,793	2,342,259
Timken Co. (The)	137,682	1,922,041

		4,264,300
MINING – 0.54%
Century Aluminum Co.(a)	46,162	97,402
Titanium Metals Corp.	122,014	667,417
Vulcan Materials Co.(b)	194,296	8,605,370

		9,370,189
OFFICE & BUSINESS EQUIPMENT – 0.46%
Pitney Bowes Inc.	35,044	818,277
Xerox Corp.	1,596,253	7,262,951

		8,081,228
OFFICE FURNISHINGS – 0.03%
Steelcase Inc. Class A	109,349	547,838

		547,838
OIL & GAS – 3.05%
Cabot Oil & Gas Corp.	100,141	2,360,323
Cimarex Energy Co.	147,858	2,717,630
Encore Acquisition Co.(a)	71,293	1,658,988
ENSCO International Inc.	17,487	461,657
Forest Oil Corp.(a)	173,585	2,282,643
Helmerich & Payne Inc.	184,239	4,195,122
Mariner Energy Inc.(a)	43,577	337,722
Nabors Industries Ltd.(a)	429,241	4,288,118
Newfield Exploration Co.(a)	233,888	5,309,258
Noble Energy Inc.	286,019	15,410,704
Patterson-UTI Energy Inc.	104,420	935,603
Petrohawk Energy Corp.(a)	24,655	474,116
Pioneer Natural Resources Co.	212,188	3,494,736
Plains Exploration & Production Co.(a)	17,581	302,921
Pride International Inc.(a)	83,771	1,506,203
Rowan Companies Inc.	130,698	1,564,455
St. Mary Land & Exploration Co.	64,214	849,551
Sunoco Inc.	84,814	2,245,875
Tesoro Corp.	174,004	2,343,834
Unit Corp.(a)	20,196	422,500

		53,161,959
OIL & GAS SERVICES – 0.82%
BJ Services Co.	521,668	5,190,597
Exterran Holdings Inc.(a)	109,362	1,751,979
Global Industries Ltd.(a)(b)	70,948	272,440
Helix Energy Solutions Group Inc.(a)	148,984	765,778
Hercules Offshore Inc.(a)	160,265	253,219
Key Energy Services Inc.(a)	186,815	538,027
Oil States International Inc.(a)	29,142	391,086
SEACOR Holdings Inc.(a)	32,847	1,915,309
Tidewater Inc.	87,925	3,264,655

		14,343,090

PACKAGING & CONTAINERS – 1.49%
Ball Corp.	147,543	6,403,366
Bemis Co. Inc.	175,817	3,686,882
Owens-Illinois Inc.(a)	212,418	3,067,316
Packaging Corp. of America	141,945	1,848,124
Pactiv Corp.(a)	232,781	3,396,275
Sealed Air Corp.	282,842	3,903,220
Sonoco Products Co.	175,598	3,684,046

		25,989,229
PHARMACEUTICALS – 2.52%
AmerisourceBergen Corp.	237,354	7,751,982
Endo Pharmaceuticals Holdings Inc.(a)	20,305	358,992
Forest Laboratories Inc.(a)	493,707	10,841,806
Hospira Inc.(a)	241,757	7,460,621
King Pharmaceuticals Inc.(a)(b)	440,090	3,111,436
Mead Johnson Nutrition Co. Class A(a)	24,959	720,566
Mylan Inc.(a)(b)	441,017	5,914,038
NBTY Inc.(a)	48,959	689,343
Omnicare Inc.	175,318	4,293,538
Watson Pharmaceuticals Inc.(a)	94,216	2,931,060

		44,073,382
PIPELINES – 2.08%
El Paso Corp.	979,988	6,124,925
National Fuel Gas Co.	143,586	4,403,783
ONEOK Inc.	185,628	4,200,762
Questar Corp.	191,042	5,622,366
Spectra Energy Corp.	1,123,128	15,881,030

		36,232,866
REAL ESTATE – 0.16%
CB Richard Ellis Group Inc. Class A(a)	251,834	1,014,891
Jones Lang LaSalle Inc.	61,175	1,422,931
St. Joe Co. (The)(a)	26,155	437,835

		2,875,657
REAL ESTATE INVESTMENT TRUSTS – 7.12%
Alexandria Real Estate Equities Inc.	56,674	2,062,934
AMB Property Corp.	173,530	2,498,832
Annaly Capital Management Inc.	954,106	13,233,450
Apartment Investment and Management Co. Class A(b)	143,624	787,060
AvalonBay Communities Inc.(b)	136,634	6,429,996
Boston Properties Inc.	212,512	7,444,295
Brandywine Realty Trust	156,220	445,227
BRE Properties Inc. Class A(b)	86,333	1,694,717
Camden Property Trust	35,269	761,105
CapitalSource Inc.	344,407	420,177
CBL & Associates Properties Inc.(b)	119,912	282,992
Developers Diversified Realty Corp.(b)	228,433	486,562
Digital Realty Trust Inc.	43,162	1,432,115
Douglas Emmett Inc.	216,181	1,597,578

Duke Realty Corp.	263,051	1,446,781
Equity Residential	480,254	8,812,661
Essex Property Trust Inc.(b)	37,265	2,136,775
Federal Realty Investment Trust(b)	73,808	3,395,168
General Growth Properties Inc.(b)	233,700	165,927
HCP Inc.	394,044	7,033,685
Health Care REIT Inc.	170,661	5,220,520
Hospitality Properties Trust	166,064	1,992,768
Host Hotels & Resorts Inc.	928,701	3,640,508
HRPT Properties Trust	400,134	1,276,427
iStar Financial Inc.(b)	187,424	526,661
Kilroy Realty Corp.	52,689	905,724
Kimco Realty Corp.	411,241	3,133,656
Liberty Property Trust	174,559	3,306,147
Mack-Cali Realty Corp.	117,193	2,321,593
Nationwide Health Properties Inc.	163,801	3,634,744
ProLogis(b)	468,385	3,044,503
Public Storage	224,498	12,403,515
Regency Centers Corp.	124,638	3,311,632
SL Green Realty Corp.(b)	103,111	1,113,599
UDR Inc.	265,831	2,288,805
Ventas Inc.	192,256	4,346,908
Vornado Realty Trust	241,560	8,029,454
Weingarten Realty Investors(b)	133,292	1,268,940

		124,334,141
RETAIL – 3.81%
American Eagle Outfitters Inc.	91,409	1,118,846
AnnTaylor Stores Corp.(a)	65,076	338,395
AutoNation Inc.(a)	203,736	2,827,856
Barnes & Noble Inc.(b)	64,951	1,388,652
Bed Bath & Beyond Inc.(a)	81,963	2,028,584
BJ’s Wholesale Club Inc.(a)(b)	105,784	3,384,030
Family Dollar Stores Inc.	228,667	7,630,618
Foot Locker Inc.	273,319	2,864,383
Gap Inc. (The)	437,246	5,679,826
HSN Inc.(a)	55,206	283,759
J.C. Penney Co. Inc.	393,798	7,903,526
Kohl’s Corp.(a)	130,516	5,523,437
Limited Brands Inc.	166,017	1,444,348
Macy’s Inc.	748,021	6,657,387
Office Depot Inc.(a)	483,983	634,018
OfficeMax Inc.	137,219	428,123
O’Reilly Automotive Inc.(a)(b)	151,684	5,310,457
Penske Automotive Group Inc.	73,081	681,846
RadioShack Corp.	234,781	2,012,073
Rite Aid Corp.(a)	863,354	310,807
Saks Inc.(a)	255,564	477,905
Sears Holdings Corp.(a)(b)	97,676	4,464,770
Signet Jewelers Ltd.	150,762	1,726,225
Williams-Sonoma Inc.	143,099	1,442,438

		66,562,309
SAVINGS & LOANS – 1.78%
Astoria Financial Corp.	150,107	1,379,483
Capitol Federal Financial	25,141	950,581
Hudson City Bancorp Inc.	601,821	7,035,287
New York Community Bancorp Inc.	608,613	6,798,207
People’s United Financial Inc.	614,252	11,038,108
TFS Financial Corp.	152,164	1,845,749
Washington Federal Inc.	156,830	2,084,271

		31,131,686
SEMICONDUCTORS – 1.29%
Advanced Micro Devices Inc.(a)(b)	1,035,675	3,158,809
Atmel Corp.(a)	284,995	1,034,532
Cree Inc.(a)(b)	93,355	2,196,643
Fairchild Semiconductor International Inc. Class A(a)	221,305	825,468

Integrated Device Technology Inc.(a)	170,160	774,228
International Rectifier Corp.(a)	100,406	1,356,485
Intersil Corp. Class A	144,332	1,659,818
KLA-Tencor Corp.	20,169	403,380
Lam Research Corp.(a)	19,573	445,677
LSI Corp.(a)	278,439	846,455
Micron Technology Inc.(a)(b)	1,176,068	4,774,836
Novellus Systems Inc.(a)	123,468	2,053,273
QLogic Corp.(a)(b)	216,240	2,404,589
Teradyne Inc.(a)	116,267	509,249

		22,443,442
SOFTWARE – 1.11%
CA Inc.	367,486	6,471,428
Compuware Corp.(a)	182,974	1,205,799
Dun & Bradstreet Corp. (The)	28,662	2,206,974
Fidelity National Information Services Inc.	267,729	4,872,668
IMS Health Inc.	253,226	3,157,728
Novell Inc.(a)	343,928	1,465,133

		19,379,730
TELECOMMUNICATIONS – 2.70%
ADC Telecommunications Inc.(a)(b)	170,784	749,741
Amdocs Ltd.(a)	200,165	3,707,056
CenturyTel Inc.	177,744	4,998,161
Clearwire Corp. Class A(a)(b)	12,135	62,495
Crown Castle International Corp.(a)	397,606	8,115,138
EchoStar Corp.(a)	69,564	1,031,634
Embarq Corp.	129,638	4,906,798
Frontier Communications Corp.	450,234	3,232,680
JDS Uniphase Corp.(a)	169,060	549,445
Leap Wireless International Inc.(a)	85,211	2,971,308
Qwest Communications International Inc.	1,337,084	4,572,827
Telephone and Data Systems Inc.	105,551	2,798,157
Tellabs Inc.(a)	705,280	3,230,182
United States Cellular Corp.(a)	17,470	582,450
Virgin Media Inc.	518,411	2,488,373
Windstream Corp.	395,907	3,191,010

		47,187,455
TEXTILES – 0.50%
Cintas Corp.	233,815	5,779,907
Mohawk Industries Inc.(a)	98,391	2,938,939

		8,718,846
TOYS, GAMES & HOBBIES – 0.61%
Hasbro Inc.	126,634	3,174,714
Mattel Inc.	642,515	7,408,198

		10,582,912
TRANSPORTATION – 0.41%
Alexander & Baldwin Inc.	73,838	1,405,137
Con-way Inc.	68,173	1,222,342
Kansas City Southern Industries Inc.(a)	29,836	379,216
Overseas Shipholding Group Inc.	37,751	855,815
Ryder System Inc.	68,866	1,949,596
Teekay Corp.	74,887	1,065,642
UTi Worldwide Inc.	16,204	193,638

		7,071,386

TRUCKING & LEASING – 0.09%
GATX Corp.	76,717	1,551,985

		1,551,985
WATER – 0.40%
American Water Works Co. Inc.(b)	112,824	2,170,734
Aqua America Inc.	237,199	4,743,980

		6,914,714

TOTAL COMMON STOCKS
(Cost: $3,467,397,307)		1,740,153,222

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.68%

MONEY MARKET FUNDS – 6.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61%(c)(d)(e)	97,499,224	97,499,224
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48%(c)(d)(e)	15,565,859	15,565,859
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	3,429,731	3,429,731

		116,494,814

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,494,814)		116,494,814

TOTAL INVESTMENTS IN SECURITIES – 106.37%
(Cost: $3,583,892,121)		1,856,648,036
Other Assets, Less Liabilities – (6.37)%		(111,106,638)

NET ASSETS – 100.00%		$1,745,541,398

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 5, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: June 5, 2009